UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds

(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000	Bethesda, MD	20814

(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2009

Item 1. Reports to Stockholders.

Annual Report

December 31, 2009

Money Market ProFund

i	Message from the Chairman
ii	Fund Performance
iii	Allocation of Portfolio Holdings & Composition
iii	Expense Examples
1	Statement of Assets and Liabilities
1	Statement of Operations
2	Statements of Changes in Net Assets
3	Financial Highlights
4	Notes to Financial Statements
8	Report of Independent Registered Public Accounting Firm
9	Board Approval of Investment Advisory Agreement
11	Trustees and Officers
Cash Management Portfolio
13	Schedule of Portfolio Investments
23	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
28	Report of Independent Registered Public Accounting Firm

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of the Money Market ProFund for the 12 months ended December 31, 2009.

Reversals of fortune

While U.S. stock prices experienced a dramatic decline for the first two months of 2009, most asset classes recovered and delivered strong returns for the year. Large-cap and mid-cap stocks rose 26.47% and 37.37%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 27.16%.1 Although the volatility of the stock market at the end of December had dropped to levels not seen since prior to Lehman Brothers’ collapse in September 2008, investors continued to prefer the safety of bonds to stocks.2 The overall U.S. bond market generated a total return of 5.93% for the year, as measured by the Barclays Capital U.S. Aggregate Bond Index.

The U.S. economy contracted during the first three months of the year due to heavy job losses. But the downward trend soon reversed, and by the end of the third quarter, the U.S. Department of Commerce estimated a modest level of growth in Gross Domestic Product (GDP), at 2.2% annualized. During the year, the Federal Reserve kept its target for its benchmark fed funds rate, the rate at which depositary institutions lend to each other overnight, between 0% and 0.25%. Yields for money market funds in many cases fell or remained low in 2009, in line with the Fed’s target rate.

Money market fund guarantee program ends

The U.S. Treasury’s Guarantee Program for Money Market Funds, implemented in September 2008 to help stabilize the money market fund industry, expired on September 18, 2009, without generating any losses.3 Your Board of Trustees had approved participation in the program until its expiration.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir

Chairman

[1]	All investment performance index figures above reflect total return performance. You may not invest directly in an index.

[2]	Source: ICI Trends Investments, 11/2009. Based on net new cash flows from mutual funds.

[3]	Source: U.S. Department of Treasury, 9/18/2009.

i

Fund Performance

Money Market ProFund

The Money Market ProFund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The seven-day yield, as of December 31, 2009, was 0.02% for the Investor Class, 0.02% for the Service Class and 0.02% for the Class A shares.

The assets of this Fund are part of a $42.5 billion portfolio managed by Deutsche Asset Management, Inc. Its managers seek to maintain a stable net asset value of $1.00, however there is no assurance that they will be able to do so.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Past performance is not predictive of future results. The performance data quoted represents past performance and current returns may be lower or higher. Yield will vary and principal value may fluctuate so that the investor’s shares, when redeemed, may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. To obtain performance information current to the most recent month end, please visit www.profunds.com.

ii

Allocation of Portfolio Holdings & Composition (unaudited)

December 31, 2009

Money Market ProFund

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this Fund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this Fund.

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	102%
Total Exposure	102%

(a)	The Cash Management Portfolio holdings are included in the accompanying financial statements of the Portfolio.

Cash Management Portfolio Asset Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	47%
Certificates of Deposit and Bank Notes	21%
Short-Term Notes	11%
Time Deposits	10%
Government & Agency Obligations	6%
Municipal Bonds and Notes	5%
Supranational	NM
Total	100%

NM	Not meaningful, amount is less than 0.5%.

Expense Examples (unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at July 1, 2009 and held for the entire period from July 1, 2009 through December 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Expense Ratio During Period 7/1/09 - 12/31/09
Money Market ProFund—Investor Class	$1,000.00	$1,000.10	$1.81	0.36%
Money Market ProFund—Service Class	1,000.00	1,000.10	1.81	0.36%
Money Market ProFund—Class A	1,000.00	1,000.10	1.81	0.36%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

iii

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Expense Ratio During Period 7/1/09 - 12/31/09
Money Market ProFund—Investor Class	$1,000.00	$1,023.39	$1.84	0.36%
Money Market ProFund—Service Class	1,000.00	1,023.39	1.84	0.36%
Money Market ProFund—Class A	1,000.00	1,023.39	1.84	0.36%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

iv

PROFUNDS

Money Market ProFund

Statement of Assets and Liabilities
December 31, 2009
Assets:
Investment in Cash Management Portfolio, at value	$626,981,508
Receivable for capital shares issued	16,008,115
Receivable from Advisor	272,434
Prepaid expenses	62,218

Total Assets	643,324,275

Liabilities:
Payable for capital shares redeemed	27,685,808
Administration fees payable	16,217
Distribution and services fees payable-Service Class	92,946
Distribution and services fees payable-Class A	1
Trustee fees payable	2,788
Transfer agency fees payable	309,185
Fund accounting fees payable	10,000
Compliance services fees payable	9,894
Service fees payable	13,891
Other accrued expenses	379,005

Total Liabilities	28,519,735

Net Assets	$614,804,540

Net Assets consist of:
Capital	$614,968,290
Accumulated net realized gains (losses) on investments	(163,750)

Net Assets	$614,804,540

Investor Class:
Net Assets	$509,584,323
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	509,782,964
Net Asset Value (offering and redemption price per share)	$1.00

Service Class:
Net Assets	$104,634,553
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	104,603,004
Net Asset Value (offering and redemption price per share)	$1.00

Class A:
Net Assets	$585,664
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	584,521
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2009
Investment Income:
Interest	$4,135,992(a	)
Expenses(b)	(918,387	)(a)

Net Investment Income	3,217,605

Expenses:
Management services fees	2,386,992
Administration fees	208,316
Distribution and services fees-Service Class	534,721
Distribution and services fees-Class A	201
Transfer agency fees	2,077,984
Administrative services fees	138,973
Registration and filing fees	80,288
Fund accounting fees	10,000
Treasury Guarantee Program fees (See Note 5)	225,676
Trustee fees	15,849
Compliance services fees	6,277
Service fees	178,658
Other fees	365,652

Total Gross Expenses before reductions	6,229,587
Less Expenses reduced by the Advisor	(3,353,679)

Total Net Expenses	2,875,908

Net Investment Income	341,697

Realized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	56,131	(a)

Change in Net Assets Resulting from Operations	$397,828

(a)	Allocated from Cash Management Portfolio
(b)	For the year ended December 31, 2009, the Advisor to the Cash Management Portfolio waived fees, of which $177,839 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

PROFUNDS

Money Market ProFund

Statements of Changes in Net Assets
	For the year ended December 31, 2009	For the year ended December 31, 2008
From Investment Activities:
Operations:
Net investment income	$341,697	$14,066,612
Net realized gains (losses) on investments	56,131	(219,881)

Change in net assets resulting from operations	397,828	13,846,731

Distributions to Shareholders From:
Net investment income
Investor Class	(290,178)	(12,645,902)
Service Class	(33,025)	(1,143,610)
Class A	(226)	(28,204)

Change in net assets resulting from distributions	(323,429)	(13,817,716)

Capital Transactions:
Proceeds from shares issued
Investor Class	9,846,428,166	11,268,666,939
Service Class	1,713,616,996	1,058,660,732
Class A	5,370,679	5,515,293
Dividends reinvested
Investor Class	280,806	12,525,808
Service Class	32,632	1,091,665
Class A	221	28,122
Value of shares redeemed
Investor Class	(9,917,653,041)	(11,295,799,091)
Service Class	(1,732,712,013)	(1,043,266,895)
Class A	(5,409,074)	(7,096,725)

Change in net assets resulting from capital transactions	(90,044,628)	325,848

Change in net assets	(89,970,229)	354,863
Net Assets:
Beginning of period	704,774,769	704,419,906

End of period	$614,804,540	$704,774,769

Accumulated net investment income	$—	$(56,622)

Share Transactions:
Issued
Investor Class	9,846,428,063	11,268,666,891
Service Class	1,713,616,996	1,058,660,732
Class A	5,370,679	5,515,293
Reinvested
Investor Class	280,806	12,525,808
Service Class	32,632	1,091,665
Class A	221	28,122
Redeemed
Investor Class	(9,917,653,041)	(11,295,799,091)
Service Class	(1,732,712,013)	(1,043,266,895)
Class A	(5,409,074)	(7,096,725)

Change in shares	(90,044,731)	325,800

See accompanying notes to the financial statements.

PROFUNDS

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From					Ratios to Average Net Assets				Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses (a),(b)		Net Investment Income (a),(b)	Net Assets, End of Period (000’s)
Money Market ProFund

Investor Class
Year Ended December 31, 2009	$1.000	0.001		—(d	)	0.001		(0.001)	(0.001)	$1.000	0.05%		0.97%	0.55	%(e)	0.06%	$509,584
Year Ended December 31, 2008	$1.000	0.021		—(d	)	0.021		(0.021)	(0.021)	$1.000	2.08%		0.84%	0.84%		2.09%	$580,465
Year Ended December 31, 2007	$1.000	0.045		—(d	)	0.045		(0.045)	(0.045)	$1.000	4.63%		0.83%	0.83%		4.50%	$595,106
Year Ended December 31, 2006	$1.000	0.042		—(d	)	0.042		(0.042)	(0.042)	$1.000	4.25%		0.85%	0.85%		4.19%	$511,709
Year Ended December 31, 2005	$1.000	0.024		—(d	)	0.024		(0.024)	(0.024)	$1.000	2.46%		0.85%	0.85%		2.43%	$515,282

Service Class
Year Ended December 31, 2009	$1.000	—(d	)	—(d	)	—(d	)	—(d )	—(d )	$1.000	0.03%		1.39%	0.58	%(e)	0.03%	$104,635
Year Ended December 31, 2008	$1.000	0.011		—(d	)	0.011		(0.011)	(0.011)	$1.000	1.09%		1.80%	1.80%		1.13%	$123,685
Year Ended December 31, 2007	$1.000	0.035		—(d	)	0.035		(0.035)	(0.035)	$1.000	3.59%		1.83%	1.83%		3.50%	$107,138
Year Ended December 31, 2006	$1.000	0.032		—(d	)	0.032		(0.032)	(0.032)	$1.000	3.22%		1.85%	1.85%		3.19%	$75,663
Year Ended December 31, 2005	$1.000	0.014		—(d	)	0.014		(0.014)	(0.014)	$1.000	1.45%		1.85%	1.85%		1.43%	$111,158

Class A
Year Ended December 31, 2009	$1.000	—(d	)	—(d	)	—(d	)	—(d )	—(d )	$1.000	0.03%		0.99%	0.57	%(e)	0.04%	$586
Year Ended December 31, 2008	$1.000	0.018		—(d	)	0.018		(0.018)	(0.018)	$1.000	1.78%		1.09%	1.09%		1.84%	$624
Year Ended December 31, 2007	$1.000	0.043		—(d	)	0.043		(0.043)	(0.043)	$1.000	4.37%		1.08%	1.08%		4.25%	$2,175
July 3, 2006 through December 31, 2006(f)	$1.000	0.020		—(d	)	0.020		(0.020)	(0.020)	$1.000	2.03	%(g)	1.10%	1.10%		3.94%	$489

(a)	Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.
(b)	Annualized for periods less than one year.
(c)

For the year ended December 31, 2009, December 31, 2008, and December 31, 2007 the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rated basis. The corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.04% and 0.02% respectively if included.

(d)	Amount is less than $0.0005.
(e)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.
(f)	Period from commencement of operations.
(g)	Not annualized for periods less than one year.

See accompanying notes to the financial statements.

PROFUNDS

Notes to Financial Statements

December 31, 2009

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund offers three classes of shares: the Investor Class, Service Class and Class A. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. and has the same investment objective as the ProFund. The percentage of the Portfolio’s interests owned by the ProFund as of December 31, 2009 was approximately 1.5%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund. However, based on experience, the ProFund expects any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

Investment Valuation

The ProFund records its investment in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets.

The inputs used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of December 31, 2009, the ProFund’s $626,981,508 investment in the Portfolio, which is an investment company, is based on Level 2 inputs as defined above.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one ProFund, or jointly with an affiliate, are allocated among the respective ProFunds and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2009

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. The ProFund has a tax year end of December 31st.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3.	Fees and Transactions with Affiliates

The Advisor serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. Deutsche Investment Management Americas, Inc (“DIMA”) is the investment advisor to the Portfolio in which the ProFund invests its assets. DIMA has committed to provide ProFunds Distributors, Inc. with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent for the ProFunds for which it receives additional fees. As transfer agent for the ProFunds, Citi receives a base fee, account and service charges and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors (“Authorized Firms”) and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares.

During the year ended December 31, 2009, the Money Market ProFund paid an amount less than 1.00% on an annualized basis of the average daily net assets attributed to Service Class shares to maintain a more competitive yield. Had the Money Market ProFund paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $1,287,799 for the year ended December 31, 2009.

Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of the ProFund’s average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

During the year ended December 31, 2009, the Money Market ProFund paid an amount less than 0.25% on an annualized basis of the average daily net assets attributed to Class A shares to maintain a more competitive yield.

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2009

Had the Money Market ProFund paid an amount equal to 0.25% of the average daily net assets attributable to Class A shares, the Distribution and Service Fees would have been $2,022 for the year ended December 31, 2009.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. Under this agreement, the Advisor may receive 0.35% of the ProFund’s average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

For the year ended December 31, 2009, the Advisor voluntarily waived management services fees of $362,309. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time.

Effective May 1, 2009, the Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund for the period from May 1, 2009 through April 30, 2010 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by the ProFund are as follows:

Expires 4/30/13
Money Market ProFund	$2,493,509
Money Market ProFund—Service Class	497,810
Money Market ProFund—Class A	51

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds for serving in their respective roles. The Trust, together with affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $171,000 ($342,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the year ended December 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for its related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

4.	Federal Income Tax Information

As of the tax year end of December 31, 2009, the ProFund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Expires 12/31/16
Money Market ProFund	$163,750

The tax character of dividends paid to shareholders during the applicable tax years ended, as noted below, which may differ from the amounts noted in the Statements of Changes in Net Assets because of tax rules, were as follows:

December 31, 2009	Ordinary Income	Total Distributions Paid
Money Market ProFund	$323,429	$323,429

PROFUNDS

Notes to Financial Statements (continued)

December 31, 2009

December 31, 2008	Ordinary Income	Total Distributions Paid
Money Market ProFund	$13,817,716	$13,817,716

As of the tax year end of December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$ —	$ —	$ —	$(163,750)	$ —	$(163,750)

At December, 31, 2009, the cost and net unrealized appreciation (depreciation) on securities, for federal income tax purposes, were as follows:

	Tax Cost	Net Unrealized Appreciation (Depreciation)
Money Market ProFund	$626,981,508	$—

5.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The Money Market ProFund participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) which expired on September 18, 2009. Amounts expensed during the year ended December 31, 2009 are reflected in the Statement of Operations as “Treasury Guarantee Program fees”.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Money Market ProFund:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Money Market ProFund (the “Fund”) at December 31, 2009, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period ended December 31, 2009 and the period ended December 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund for the year ended December 31, 2006 were audited by other auditors whose report dated February 27, 2007 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP

Columbus, Ohio

February 26, 2010

PROFUNDS

Board Approval of Investment Advisory Agreement

December 31, 2009

(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of the Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of the Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring the Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to its deliberations. In addition, the Board considered matters bearing on the Fund and its investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of the Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to the Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Fund; (iii) the investment performance of the Fund; (iv) the extent to which economies of scale might be realized as the Fund grows and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Fund effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage the Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Fund’s ability to meet its stated investment objective. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates transactions for the Fund. The Board also reviewed the Advisor’s compliance program and discussed it with the Fund’s Chief Compliance Officer. The Board considered, with respect to the Fund, the Advisor’s success in achieving the investment objectives of the Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to the Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Fund. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

The Board considered the contractual advisory fee rate paid by the Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as the Fund. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for the Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

PROFUNDS

Board Approval of Investment Advisory Agreement (continued)

December 31, 2009

(unaudited)

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Fund, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of the Fund. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to the Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Fund. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2009. The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on the Fund’s performance against its benchmark and considered the performance information provided for the Fund at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Fund. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Fund for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also considered the financial conditions of the Advisor, which they found to be sound based upon a review of financial statements and discussions with officers of the Advisor. The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from the economies of scale.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to the Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee
Independent Trustees
Russell S. Reynolds, III c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 7/57	Trustee	Indefinite; October 1997 to present	RSR Partners, Inc. (Executive Recruitment): Managing Director (May 2007 to present); Directorship Search Group, Inc. (Executive Recruitment): President (May 2004 to May 2007).	ProFunds (112); Access One Trust (3); ProShares Trust (78)	RSR Partners, Inc.

Michael C. Wachs c/o ProFunds 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/61	Trustee	Indefinite; October 1997 to present	Spring Mill Capital Management, LLC (Commercial Real Estate Investment): Principal (August 2009 to Present); AMC Delancey Group, Inc. (Real Estate Development): Executive Vice President (January 2001 to August 2009).	ProFunds (112); Access One Trust (3); ProShares Trust (78)	AMC Delancey Group, Inc.

Interested Trustee
Michael L. Sapir** 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 5/58	Trustee and Chairman of the Board	Indefinite; April 1997 to present	Chief Executive Officer of the Advisor (April 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).	ProFunds (112); Access One Trust (3); ProShares Trust (78)	None

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Trustees and Officers (continued) (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Executive Officers
Louis M. Mayberg 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 8/62	President	Indefinite; February 2003 to present	President of the Advisor (May 1997 to present); ProShare Advisors LLC (November 2005 to present); ProShare Capital Management LLC (June 2008 to present).

Victor M. Frye 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 10/58	Chief Compliance Officer	Indefinite; September 2004 to present	Counsel and Chief Compliance Officer of the Advisor (October 2002 to present); Counsel and Chief Compliance Officer of ProShare Advisors LLC (December 2004 to present); Chief Compliance Officer of the Distributor (March 2008 to April 2009).

Amy R. Doberman 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814 Birth Date: 3/62	Chief Legal Officer and Secretary	Indefinite; June 2009 to present	General Counsel of the Advisor and ProShare Capital Management LLC (April 2009 to present); Managing Director Morgan Stanley Investment Management (July 2004 to April 2009).

Jack P. Huntington 100 Summer Street, Boston, MA 02110 Birth Date: 9/70	Assistant Secretary	Indefinite; December 2008 to present	Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc. (September 2008 to present); Senior Counsel, MetLife, Inc. (October 2004 to September 2008).

Christopher E. Sabato 3435 Stelzer Road Columbus, OH 43219 Birth Date: 12/68	Treasurer	Indefinite; September 2009 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc., since 2006 and had been employed by Citi Fund Services Ohio, Inc. in various other roles since 1993.

Martin R. Dean 3435 Stelzer Road Columbus, OH 43219 Birth Date: 11/63	Assistant Treasurer	Indefinite; March 2006 to present	Senior Vice President, Fund Administration, Citi Fund Services Ohio, Inc. (September 1998 to present).

The Fund’s Statement of Additional Information includes additional information about the Fund’s Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Certificates of Deposit and Bank Notes 21.2%
	Principal Amount	Value
African Development Bank, 3.75%, 1/15/2010	$13,000,000	$13,010,098
Australia & New Zealand Banking Group Ltd.: 0.28%, 3/1/2010	250,000,000	250,000,000
0.29%, 1/14/2010	204,000,000	204,000,000
Banco Bilbao Vizcaya Argentaria SA: 0.24%, 4/6/2010	216,000,000	216,000,000
0.25%, 2/18/2010	46,200,000	46,200,000
0.25%, 3/31/2010	174,000,000	174,000,000
0.26%, 3/19/2010	155,000,000	155,000,000
Bank of Nova Scotia: 0.15%, 1/25/2010	100,000,000	100,000,000
0.17%, 3/23/2010	5,200,000	5,200,000
Bank of Tokyo-Mitsubishi UFJ Ltd.: 0.22%, 3/26/2010	20,000,000	20,000,000
0.24%, 3/2/2010	50,000,000	50,000,000
0.25%, 1/28/2010	300,000,000	300,000,000
0.26%, 1/13/2010	200,000,000	200,000,000
Berkshire Hathaway Finance Corp., 4.125%, 1/15/2010	10,000,000	10,014,294
BNP Paribas: 0.23%, 3/11/2010	100,000,000	100,000,958
0.23%, 4/9/2010	290,000,000	290,000,000
0.25%, 1/19/2010	300,000,000	300,000,000
0.25%, 2/9/2010	150,000,000	150,000,000
0.25%, 3/19/2010	175,000,000	175,000,000
0.26%, 1/11/2010	275,000,000	275,000,000
0.26%, 2/22/2010	150,000,000	150,000,000
0.28%, 3/3/2010	119,100,000	119,100,000
0.28%, 5/19/2010	118,200,000	118,200,000
0.28%, 6/10/2010	300,000,000	300,000,000
Caixa Geral de Depositos SA, 0.27%, 1/5/2010	52,000,000	52,000,000
Credit Agricole SA: 0.22%, 4/6/2010	290,000,000	290,000,000
0.25%, 2/1/2010	200,000,000	200,000,000
Credit Industriel et Commercial, 0.34%, 1/4/2010	107,000,000	107,000,000
Dexia Credit Local: 0.48%, 4/6/2010	200,000,000	200,000,000
0.49%, 3/24/2010	30,000,000	30,000,341
0.49%, 4/5/2010	40,000,000	40,000,521
0.75%, 2/11/2010	104,500,000	104,500,593
1.06%, 1/4/2010	179,500,000	179,500,149
DnB NOR Bank ASA: 0.22%, 2/8/2010	100,000,000	100,000,000
0.28%, 5/20/2010	120,200,000	120,200,000
0.35%, 3/22/2010	235,000,000	235,015,607
Intesa Sanpaolo SpA, 0.28%, 6/8/2010	200,000,000	200,000,000
Kreditanstalt fuer Wiederaufbau, 5.0%, 6/1/2010	54,639,000	55,600,832
Landeskreditbank Baden-Wuerttemberg Foerderbank, 4.25%, 9/15/2010	113,000,000	116,007,818
Landwirtschaftliche Rentenbank, 2.625%, 2/26/2010	100,000,000	100,265,641

Certificates of Deposit and Bank Notes, continued
	Principal Amount	Value
Mizuho Corporate Bank Ltd.: 0.21%, 3/9/2010	$140,000,000	$140,000,000
0.23%, 2/17/2010	118,200,000	118,200,000
0.25%, 1/8/2010	250,000,000	250,000,000
0.25%, 1/11/2010	300,000,000	300,000,000
Natixis, 0.27%, 1/11/2010	100,000,000	100,000,000
Nordea Bank Finland PLC, 0.75%, 9/23/2010	75,500,000	75,500,000
NRW.Bank, 5.375%, 7/19/2010	25,000,000	25,685,444
Rabobank Nederland NV: 0.2%, 3/11/2010	25,000,000	25,000,479
0.22%, 1/8/2010	98,575,000	98,575,191
0.26%, 2/24/2010	200,000,000	200,000,000
0.28%, 1/7/2010	119,750,000	119,750,000
0.36%, 3/24/2010	135,500,000	135,503,058
Societe Generale: 0.205%, 1/15/2010	300,000,000	300,000,000
0.26%, 3/1/2010	338,000,000	338,000,000
Svensk Exportkredit AB, 4.5%, 9/27/2010	30,000,000	30,844,976
Svenska Handelsbanken AB: 0.2%, 3/1/2010	100,000,000	100,001,638
0.2%, 3/22/2010	28,650,000	28,650,318
0.22%, 1/5/2010	100,000,000	100,000,111
0.22%, 1/6/2010	45,500,000	45,500,032
0.23%, 1/25/2010	85,000,000	85,000,566
0.23%, 1/26/2010	50,000,000	50,000,347
0.25%, 2/26/2010	30,000,000	30,000,466
Toronto-Dominion Bank: 0.35%, 4/23/2010	40,000,000	40,000,000
0.65%, 4/1/2010	62,000,000	62,000,000
0.75%, 2/8/2010	179,500,000	179,500,000
Wal-Mart Stores, Inc., 5.321%, 6/1/2010	148,500,000	151,345,079
Westpac Banking Corp., 0.55%, 4/23/2010	12,500,000	12,505,032

TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES (Cost $8,992,379,589)		8,992,379,589

Commercial Paper 46.9%
Issued at Discount**
Allied Irish Banks North America, Inc., 144A, 0.45%, 2/16/2010	40,000,000	39,977,000
Alpine Securitization: 144A, 0.17%, 1/19/2010	100,000,000	99,991,500
144A, 0.19%, 1/22/2010	200,000,000	199,977,833
Amsterdam Funding Corp., 144A, 0.17%, 1/13/2010	58,100,000	58,096,708
Anglo Irish Bank Corp., Ltd., 144A, 0.75%, 1/19/2010	75,000,000	74,971,875
Antalis US Funding Corp.: 144A, 0.2%, 1/12/2010	75,000,000	74,995,417
144A, 0.2%, 1/13/2010	52,000,000	51,996,533
144A, 0.22%, 1/15/2010	27,000,000	26,997,690

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Commercial Paper, continued
	Principal Amount	Value
144A, 0.26%, 1/11/2010	$30,000,000	$29,997,833
144A, 0.27%, 1/12/2010	48,000,000	47,996,040
144A, 0.27%, 1/25/2010	35,000,000	34,993,700
ASB Finance Ltd.: 0.36%, 4/8/2010	20,000,000	19,980,600
0.48%, 2/26/2010	28,000,000	27,979,093
0.53%, 3/8/2010	23,500,000	23,477,166
1.2%, 3/12/2010	20,000,000	19,953,333
Atlantic Asset Securitization LLC: 144A, 0.16%, 1/6/2010	1,891,000	1,890,958
144A, 0.17%, 1/7/2010	100,000,000	99,997,167
Bank of Montreal: 0.17%, 1/11/2010	150,000,000	149,992,917
0.18%, 2/22/2010	100,000,000	99,974,000
BlackRock, Inc.: 0.19%, 1/15/2010	41,000,000	40,996,971
0.2%, 1/8/2010	56,300,000	56,297,811
0.2%, 1/19/2010	115,000,000	114,988,500
0.2%, 1/20/2010	20,000,000	19,997,889
0.2%, 1/27/2010	22,000,000	21,996,822
0.21%, 2/12/2010	33,800,000	33,791,719
BNP Paribas Finance, Inc., 0.11%, 1/26/2010	20,000,000	19,998,472
BNZ International Funding Ltd.: 144A, 0.255%, 2/5/2010	35,000,000	34,991,323
144A, 0.3%, 1/26/2010	50,000,000	49,989,583
144A, 0.34%, 4/6/2010	150,000,000	149,865,417
144A, 0.35%, 4/6/2010	30,000,000	29,972,292
BPCE SA: 0.27%, 2/2/2010	129,000,000	128,969,040
0.27%, 2/5/2010	78,500,000	78,479,394
0.27%, 2/10/2010	37,000,000	36,988,900
0.27%, 2/19/2010	17,000,000	16,993,753
CAFCO LLC, 144A, 0.28%, 1/7/2010	34,492,000	34,490,390
Caisse D’Amortissement de la Dette Sociale: 0.23%, 2/25/2010	149,000,000	148,947,643
0.27%, 3/19/2010	83,880,000	83,831,559
0.27%, 3/23/2010	28,000,000	27,982,990
0.48%, 4/19/2010	63,000,000	62,909,280
0.65%, 3/12/2010	124,500,000	124,342,646
0.7%, 1/8/2010	128,500,000	128,482,510
Cancara Asset Securitisation LLC: 144A, 0.25%, 1/13/2010	50,000,000	49,995,833
144A, 0.25%, 1/14/2010	21,000,000	20,998,104
144A, 0.26%, 2/4/2010	30,000,000	29,992,633
144A, 0.27%, 2/16/2010	22,000,000	21,992,410
144A, 0.31%, 1/7/2010	95,000,000	94,995,092
144A, 0.31%, 1/11/2010	60,000,000	59,994,833
144A, 0.32%, 1/5/2010	80,000,000	79,997,156
CBA Delaware Finance, Inc., 0.21%, 2/5/2010	110,000,000	109,977,542
Charta Corp., 144A, 0.25%, 2/2/2010	200,000,000	199,955,556
Citibank Omni Master Trust: 144A, 0.65%, 1/6/2010	100,000,000	99,990,972
144A, 0.65%, 1/13/2010	69,100,000	69,085,028
144A, 0.65%, 1/20/2010	160,631,969	160,576,863

Commercial Paper, continued
	Principal Amount	Value
Citigroup Funding, Inc., 0.3%, 1/22/2010	$175,000,000	$174,969,375
Clipper Receivables Co., LLC: 0.19%, 1/14/2010	150,000,000	149,989,708
0.2%, 1/22/2010	117,000,000	116,986,350
Coca-Cola Co., 0.11%, 1/21/2010	22,650,000	22,648,616
CRC Funding LLC, 144A, 0.28%, 1/7/2010	46,000,000	45,997,853
Danske Corp.: 144A, 0.18%, 1/5/2010	100,000,000	99,998,000
144A, 0.6%, 1/11/2010	37,000,000	36,993,833
Dexia Delaware LLC: 0.05%, 1/4/2010	38,278,000	38,277,841
0.29%, 1/7/2010	200,000,000	199,990,333
DnB NOR Bank ASA, 0.29%, 6/4/2010	500,000,000	499,379,722
General Electric Capital Corp.: 0.12%, 1/22/2010	10,000,000	9,999,300
0.24%, 4/14/2010	130,000,000	129,910,733
0.25%, 3/1/2010	150,000,000	149,938,542
0.28%, 5/18/2010	100,000,000	99,893,444
General Electric Capital Services, Inc.: 0.22%, 3/12/2010	125,000,000	124,946,528
0.26%, 3/22/2010	200,000,000	199,884,444
Governor & Co. of the Bank of Ireland, 0.63%, 1/21/2010	60,000,000	59,979,000
Grampian Funding LLC: 144A, 0.25%, 1/11/2010	5,000,000	4,999,653
144A, 0.27%, 2/16/2010	15,000,000	14,994,825
144A, 0.31%, 2/17/2010	300,000,000	299,875,972
144A, 0.35%, 1/21/2010	11,000,000	10,997,861
144A, 0.38%, 1/20/2010	45,500,000	45,490,875
144A, 0.4%, 1/11/2010	113,000,000	112,987,444
144A, 0.405%, 1/4/2010	106,000,000	105,996,423
Hannover Funding Co., LLC: 0.45%, 1/11/2010	30,000,000	29,996,250
0.45%, 1/22/2010	48,929,000	48,916,156
0.65%, 2/26/2010	30,000,000	29,969,667
0.75%, 1/22/2010	242,176,000	242,070,048
ING (US) Funding LLC: 0.19%, 2/17/2010	58,000,000	57,985,613
0.2%, 2/17/2010	186,000,000	185,951,433
0.21%, 2/1/2010	100,000,000	99,981,917
0.21%, 2/4/2010	50,000,000	49,990,083
0.22%, 1/6/2010	100,000,000	99,996,944
0.225%, 1/5/2010	100,000,000	99,997,500
Irish Life & Permanent PLC: 144A, 0.56%, 2/22/2010	17,800,000	17,785,602
144A, 0.56%, 2/23/2010	114,000,000	113,906,013
Johnson & Johnson: 144A, 0.1%, 1/4/2010	5,000,000	4,999,958
144A, 0.18%, 4/29/2010	200,000,000	199,882,000
144A, 0.19%, 4/26/2010	79,800,000	79,751,566
144A, 0.2%, 3/9/2010	80,000,000	79,970,222
144A, 0.2%, 5/14/2010	45,300,000	45,266,528
144A, 0.2%, 6/3/2010	100,000,000	99,915,000
144A, 0.22%, 3/25/2010	100,000,000	99,949,278
144A, 0.22%, 7/1/2010	100,000,000	99,889,389

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Commercial Paper, continued
	Principal Amount	Value
144A, 0.22%, 8/2/2010	$100,000,000	$99,869,833
144A, 0.29%, 8/9/2010	50,000,000	49,911,389
KBC Financial Products International Ltd.: 144A, 0.52%, 1/11/2010	150,000,000	149,978,333
144A, 0.55%, 1/4/2010	84,000,000	83,996,150
144A, 0.58%, 1/6/2010	177,700,000	177,685,685
Liberty Street Funding LLC: 144A, 0.16%, 1/4/2010	48,160,000	48,159,358
144A, 0.225%, 2/3/2010	25,000,000	24,994,844
LMA Americas LLC, 144A, 0.2%, 1/25/2010	150,000,000	149,980,000
Market Street Funding LLC: 144A, 0.18%, 1/22/2010	27,000,000	26,997,165
144A, 0.2%, 1/21/2010	24,029,000	24,026,330
Microsoft Corp.: 0.07%, 3/16/2010	6,000,000	5,999,137
0.15%, 4/14/2010	25,000,000	24,989,271
0.19%, 5/10/2010	100,000,000	99,931,917
Natixis: 0.27%, 2/1/2010	71,000,000	70,983,493
0.29%, 1/21/2010	92,000,000	91,985,178
Nestle Capital Corp., 144A, 0.6%, 2/16/2010	100,000,000	99,923,333
New York Life Capital Corp.: 144A, 0.15%, 1/14/2010	88,493,000	88,488,207
144A, 0.15%, 1/15/2010	19,505,000	19,503,862
Nieuw Amsterdam Receivables Corp.: 144A, 0.2%, 1/8/2010	60,000,000	59,997,667
144A, 0.2%, 1/11/2010	35,000,000	34,998,056
144A, 0.21%, 2/8/2010	45,000,000	44,990,025
144A, 0.22%, 1/22/2010	131,300,000	131,283,150
144A, 0.22%, 2/1/2010	58,000,000	57,989,012
NRW.Bank: 0.22%, 1/29/2010	144,000,000	143,975,360
0.23%, 2/19/2010	400,000,000	399,874,778
0.25%, 3/5/2010	82,500,000	82,463,906
0.29%, 1/6/2010	37,500,000	37,498,490
0.29%, 1/13/2010	113,600,000	113,589,019
0.3%, 1/6/2010	100,000,000	99,995,833
0.36%, 2/16/2010	75,000,000	74,965,500
0.38%, 1/11/2010	26,000,000	25,997,256
0.4%, 3/3/2010	40,000,000	39,972,889
0.42%, 3/18/2010	50,000,000	49,955,667
0.445%, 4/23/2010	75,000,000	74,896,167
0.45%, 7/8/2010	188,500,000	188,057,025
0.461%, 6/28/2010	94,265,000	94,050,599
0.47%, 2/4/2010	29,000,000	28,987,127
0.48%, 2/5/2010	113,250,000	113,197,150
0.49%, 5/24/2010	125,000,000	124,756,701
0.5%, 1/11/2010	126,000,000	125,982,500
Oesterreichische Kontrollbank AG, 0.15%, 1/4/2010	200,000,000	199,997,500
Procter & Gamble International Funding SCA: 144A, 0.23%, 2/19/2010	50,000,000	49,984,347
144A, 0.25%, 1/7/2010	25,000,000	24,998,958

Commercial Paper, continued
	Principal Amount	Value
Rabobank USA Financial Corp.: 0.24%, 2/16/2010	$25,000,000	$24,992,333
0.27%, 1/19/2010	39,550,000	39,544,661
0.33%, 3/10/2010	150,000,000	149,906,500
Romulus Funding Corp.: 144A, 0.25%, 1/4/2010	30,000,000	29,999,375
144A, 0.32%, 1/6/2010	17,540,000	17,539,220
144A, 0.32%, 1/7/2010	26,850,000	26,848,568
0.32%, 1/8/2010	95,000,000	94,994,089
144A, 0.32%, 1/8/2010	50,000,000	49,996,889
144A, 0.32%, 1/11/2010	30,000,000	29,997,333
144A, 0.32%, 1/12/2010	17,000,000	16,998,338
144A, 0.32%, 1/13/2010	30,000,000	29,996,800
144A, 0.32%, 1/15/2010	26,378,000	26,374,717
Salisbury Receivables Co., LLC, 144A, 0.2%, 1/20/2010	125,000,000	124,986,806
Sanpaolo IMI US Financial Co.: 0.18%, 1/11/2010	150,000,000	149,992,500
0.2%, 1/28/2010	100,000,000	99,985,000
Scaldis Capital LLC: 0.24%, 1/5/2010	75,000,000	74,998,000
0.24%, 1/12/2010	100,000,000	99,992,667
0.25%, 1/6/2010	50,000,000	49,998,264
0.26%, 1/19/2010	180,000,000	179,976,600
0.26%, 1/20/2010	200,000,000	199,972,556
0.26%, 1/22/2010	119,000,000	118,981,952
0.3%, 2/23/2010	106,000,000	105,953,183
Sheffield Receivables Corp., 144A, 0.2%, 2/11/2010	100,000,000	99,977,222
Societe de Prise de Participation de l’Etat: 144A, 0.2%, 3/2/2010	144,500,000	144,451,833
144A, 0.21%, 5/20/2010	31,500,000	31,474,459
144A, 0.21%, 5/25/2010	84,000,000	83,929,440
144A, 0.25%, 5/26/2010	155,000,000	154,843,924
Societe Generale North America, Inc.: 0.01%, 1/4/2010	83,000,000	82,999,931
0.21%, 3/9/2010	50,000,000	49,980,458
0.245%, 1/14/2010	150,000,000	149,986,729
0.25%, 2/10/2010	11,000,000	10,996,944
Standard Chartered Bank: 0.27%, 1/15/2010	159,000,000	158,983,305
0.29%, 1/8/2010	111,000,000	110,993,741
Starbird Funding Corp.: 144A, 0.2%, 2/16/2010	22,500,000	22,494,250
144A, 0.2%, 2/18/2010	25,000,000	24,993,333
144A, 0.21%, 2/17/2010	50,000,000	49,986,292
Straight-A Funding LLC: 144A, 0.15%, 1/12/2010	80,000,000	79,996,333
144A, 0.17%, 2/16/2010	81,000,000	80,982,405
144A, 0.17%, 2/18/2010	167,000,000	166,962,147
144A, 0.18%, 1/11/2010	50,000,000	49,997,500
144A, 0.18%, 2/3/2010	50,000,000	49,991,750
144A, 0.18%, 2/5/2010	30,691,000	30,685,629
144A, 0.18%, 2/22/2010	25,000,000	24,993,500
144A, 0.18%, 3/1/2010	77,000,000	76,977,285
144A, 0.18%, 3/5/2010	90,000,000	89,971,650
144A, 0.18%, 3/9/2010	50,000,000	49,983,250
144A, 0.18%, 3/12/2010	85,000,000	84,970,250

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Commercial Paper, continued
	Principal Amount	Value
144A, 0.19%, 1/21/2010	$25,000,000	$24,997,361
144A, 0.2%, 1/19/2010	47,656,000	47,651,234
144A, 0.2%, 1/25/2010	30,031,000	30,026,996
144A, 0.2%, 2/1/2010	154,423,000	154,396,405
144A, 0.2%, 2/2/2010	60,034,000	60,023,327
144A, 0.2%, 2/3/2010	50,143,000	50,133,807
144A, 0.2%, 2/8/2010	135,500,000	135,471,394
144A, 0.21%, 1/6/2010	100,000,000	99,997,083
144A, 0.21%, 1/12/2010	67,799,000	67,794,650
Swedbank AB: 144A, 0.33%, 3/19/2010	94,000,000	93,933,652
144A, 0.81%, 3/30/2010	117,500,000	117,267,350
144A, 0.82%, 2/19/2010	160,700,000	160,520,641
144A, 0.86%, 6/3/2010	120,000,000	119,561,400
144A, 0.89%, 5/28/2010	117,700,000	117,272,259
144A, 0.99%, 5/11/2010	100,000,000	99,642,500
144A, 1.02%, 6/24/2010	22,000,000	21,891,540
144A, 1.07%, 6/10/2010	25,000,000	24,881,111
144A, 1.09%, 6/14/2010	104,000,000	103,483,582
Swiss Re Treasury US Corp.: 0.25%, 2/16/2010	100,000,000	99,968,056
0.25%, 2/25/2010	150,000,000	149,942,708
0.25%, 3/4/2010	250,000,000	249,892,361
Tasman Funding, Inc.: 144A, 0.22%, 1/7/2010	89,100,000	89,096,733
144A, 0.22%, 1/22/2010	28,063,000	28,059,399
144A, 0.23%, 1/5/2010	95,000,000	94,997,572
Tempo Finance Corp.: 144A, 0.19%, 1/14/2010	50,000,000	49,996,569
144A, 0.23%, 1/5/2010	31,500,000	31,499,195
Total Capital Canada Ltd.: 144A, 0.19%, 2/25/2010	188,750,000	188,695,210
144A, 0.2%, 1/20/2010	276,000,000	275,970,867
Toyota Credit Canada, Inc.: 0.23%, 3/15/2010	50,000,000	49,976,681
0.24%, 1/12/2010	50,000,000	49,996,333
0.25%, 2/16/2010	12,000,000	11,996,167
0.3%, 4/22/2010	50,000,000	49,953,750
Toyota Credit de Puerto Rico: 0.22%, 3/15/2010	50,000,000	49,977,694
0.36%, 3/9/2010	50,000,000	49,966,500
Toyota Motor Credit Corp.: 0.15%, 1/5/2010	165,000,000	164,997,250
0.21%, 3/9/2010	175,000,000	174,931,604
0.25%, 4/8/2010	71,000,000	70,952,174
0.25%, 4/9/2010	150,000,000	149,897,917
Tulip Funding Corp., 144A, 0.18%, 1/19/2010	69,094,000	69,087,782
Victory Receivables Corp.: 144A, 0.19%, 2/2/2010	100,000,000	99,983,111
144A, 0.2%, 1/11/2010	131,824,000	131,816,676
144A, 0.2%, 1/12/2010	90,000,000	89,994,500
144A, 0.2%, 1/19/2010	100,044,000	100,033,996
144A, 0.2%, 1/21/2010	141,604,000	141,588,266
Yorktown Capital LLC, 144A, 0.18%, 2/22/2010	25,000,000	24,993,500

TOTAL COMMERCIAL PAPER (Cost $19,898,089,072)		19,898,089,072

Government & Agency Obligations 6.0%
	Principal Amount	Value
Foreign Government Obligations 0.4%
Kingdom of Sweden, 1.0%, 4/26/2010	$162,000,000	$162,242,524
Republic of Ireland, 0.22%**, 1/14/2010	20,000,000	19,998,411

		182,240,935

Other Government Related 0.2%
Bank of America NA, FDIC Guaranteed, 1.7%, 12/23/2010	50,000,000	50,640,168
JPMorgan Chase & Co., FDIC Guaranteed, 2.625%, 12/1/2010	40,000,000	40,825,303

		91,465,471

US Government Sponsored Agencies 4.4%
Federal Home Loan Bank: 0.019%**, 1/13/2010	1,036,000	1,035,993
0.21%*, 7/13/2010	500,000,000	500,013,516
0.25%*, 5/28/2010	150,000,000	150,000,000
0.27%*, 5/21/2010	300,000,000	300,000,000
0.5%, 7/13/2010	60,750,000	60,718,842
0.55%, 7/29/2010	98,450,000	98,434,779
Federal Home Loan Mortgage Corp.: 0.039%**, 1/25/2010	5,000,000	4,999,867
0.159%**, 6/14/2010	83,196,000	83,135,359
0.239%**, 7/12/2010	56,020,000	55,948,295
0.331%**, 2/2/2010	53,000,000	52,983,982
0.366%**, 3/31/2010	46,490,000	46,447,475
0.427%**, 5/17/2010	19,050,000	19,019,054
1.43%, 9/3/2010	97,500,000	98,020,957
Federal National Mortgage Association: 0.138%**, 3/15/2010	150,000,000	149,957,417
0.209%**, 7/1/2010	55,000,000	54,941,929
0.225%**, 1/4/2010	50,000,000	49,998,750
0.447%**, 6/1/2010	20,000,000	19,962,250
0.547%**, 8/5/2010	18,400,000	18,339,280
3.25%, 2/10/2010	33,353,000	33,455,971
7.125%, 6/15/2010	50,000,000	51,485,000

		1,848,898,716

US Treasury Obligations 1.0%
US Treasury Bills: 0.045%**, 1/21/2010	10,000,000	9,999,750
0.045%**, 2/25/2010	18,000,000	17,998,762
0.05%**, 4/8/2010	907,000	906,878
0.06%**, 3/11/2010	1,661,000	1,660,793
0.205%**, 6/10/2010	2,534,000	2,531,691
0.25%**, 1/28/2010	50,000,000	49,990,625
0.275%**, 2/4/2010	5,590,000	5,588,548
0.43%**, 7/29/2010	10,000,000	9,975,036
0.49%**, 7/29/2010	1,100,000	1,096,871
0.675%**, 3/11/2010	32,257,000	32,215,268
0.69%**, 2/11/2010	150,000,000	149,882,125
0.7%**, 3/11/2010	130,000,000	129,825,583
US Treasury Note, 1.75%, 3/31/2010	30,000,000	30,111,051

		441,782,981

TOTAL GOVERNMENT & AGENCY OBLIGATIONS (Cost $2,564,388,103)		2,564,388,103

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Short-Term Notes* 10.6%
	Principal Amount	Value
ASB Finance Ltd., 144A, 0.364%, 12/3/2010	$100,000,000	$100,007,529
Bank of America NA, 0.872%, 5/12/2010	18,025,000	18,045,414
Bank of New York Mellon Corp., 0.678%, 2/5/2010	51,350,000	51,375,554
Bank of Nova Scotia, 0.241%, 11/23/2010	35,700,000	35,700,000
Barclays Bank PLC, 0.43%, 4/21/2010	343,000,000	343,000,000
Bayerische Landesbank, 0.291%, 12/23/2010	40,000,000	39,964,748
Canadian Imperial Bank of Commerce: 0.2%, 7/26/2010	35,000,000	35,000,000
0.23%, 2/23/2010	130,000,000	130,000,000
0.23%, 3/4/2010	50,000,000	50,000,000
Commonwealth Bank of Australia, 144A, 0.348%, 6/24/2010	122,500,000	122,500,000
Dexia Credit Local, 0.534%, 4/18/2011	115,000,000	115,015,756
General Electric Capital Corp.: 0.284%, 3/12/2010	11,792,000	11,792,354
0.314%, 1/4/2010	34,700,000	34,700,246
0.354%, 1/20/2010	26,321,000	26,322,193
0.655%, 2/26/2010	5,208,000	5,211,526
Governor & Co. of the Bank of Ireland: 0.611%, 1/25/2010	130,000,000	130,000,000
0.631%, 1/26/2010	63,700,000	63,700,000
Inter-American Development Bank, 0.24%, 2/19/2010	302,300,000	302,300,000
International Bank for Reconstruction & Development: 0.227%, 2/8/2010	25,000,000	25,003,136
0.23%, 2/1/2010	221,000,000	221,000,000
JPMorgan Chase & Co., 0.783%, 1/22/2010	10,234,000	10,237,194
Kreditanstalt fuer Wiederaufbau, 0.333%, 1/21/2010	260,000,000	260,000,000
Merrill Lynch & Co., Inc., 0.498%, 2/5/2010	4,417,000	4,417,632
National Australia Bank Ltd.: 0.384%, 7/12/2010	133,000,000	133,000,000
144A, 0.725%, 2/8/2010	7,500,000	7,503,476
Natixis: 0.25%, 2/5/2010	50,000,000	50,000,000
0.26%, 3/10/2010	275,000,000	275,000,000
Procter & Gamble International Funding SCA, 0.285%, 5/7/2010	100,000,000	100,000,000
Queensland Treasury Corp., 0.275%, 6/18/2010	180,000,000	180,000,000
Rabobank Nederland NV: 144A, 0.233%, 2/1/2010	226,000,000	226,006,025
144A, 0.272%, 12/16/2010	75,000,000	75,000,000
144A, 0.284%, 4/7/2011	278,000,000	278,000,000
144A, 0.67%, 5/19/2010	173,894,000	174,203,966
Royal Bank of Scotland PLC, 0.316%, 5/21/2010	180,000,000	180,000,000

Short-Term Notes*, continued
	Principal Amount	Value
Societe Generale, 0.184%, 4/19/2010	$275,000,000	$275,000,000
Wachovia Bank NA, 0.321%, 5/25/2010	2,000,000	2,000,636
Westpac Banking Corp.: 0.19%, 4/15/2010	125,000,000	125,000,000
144A, 0.282%, 12/13/2010	100,000,000	100,000,000
0.334%, 7/6/2010	119,350,000	119,350,000
144A, 0.335%, 7/2/2010	50,000,000	50,000,000

TOTAL SHORT-TERM NOTES (Cost $4,485,357,385)		4,485,357,385

Supranational 0.4%
Inter-American Development Bank, 0.339%**, 8/16/2010 (Cost $147,682,705)	148,000,000	147,682,705

Time Deposits 10.2%
ABN AMRO Bank NV, 0.0%, 1/4/2010	100,000,000	100,000,000
Banco Bilbao Vizcaya Argentaria SA, 0.0%, 1/4/2010	100,000,000	100,000,000
Barclays Bank PLC, 0.0%, 1/4/2010	100,000,000	100,000,000
Branch Banking & Trust Co., 0.01%, 1/4/2010	140,000,000	140,000,000
Calyon, 0.01%, 1/4/2010	380,000,000	380,000,000
Citibank NA, 0.07%, 1/4/2010	15,000,000	15,000,000
JPMorgan Chase Bank NA, 0.0%, 1/4/2010	653,000,000	653,000,000
KBC Bank NV, 0.01%, 1/4/2010	400,000,000	400,000,000
Lloyds TSB Bank PLC, 0.02%, 1/4/2010	360,000,000	360,000,000
Nordea Bank Finland PLC, 0.0%, 1/4/2010	200,000,000	200,000,000
Royal Bank of Canada, 0.0%, 1/4/2010	500,000,000	500,000,000
Skandinaviska Enskilda Banken AB, 0.01%, 1/4/2010	600,000,000	600,000,000
Societe Generale, 0.01%, 1/4/2010	45,000,000	45,000,000
UBS AG: 0.0%, 1/4/2010	100,000,000	100,000,000
0.5%, 1/4/2010	100,000,000	100,000,000
US Bank NA, 0.0%, 1/4/2010	354,000,000	354,000,000
Wells Fargo Bank NA, 0.0%, 1/4/2010	200,000,000	200,000,000

TOTAL TIME DEPOSITS (Cost $4,347,000,000)		4,347,000,000

Municipal Bonds and Notes 4.7%
Alaska, State Housing Finance Corp., Capital Project, Series C, 0.2%***, 7/1/2022	39,295,000	39,295,000

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Municipal Bonds and Notes, continued
	Principal Amount	Value
Alaska, State Housing Finance Corp., Governmental Purpose, Series B, 0.2%***, 12/1/2030	$46,875,000	$46,875,000
Arizona, Board of Regents, State University Systems Revenue, Series A, 0.18%***, 7/1/2034, Lloyds TSB Bank PLC(a)	7,440,000	7,440,000
Bucks County, PA, Industrial Development Authority Revenue, Grand View Hospital, Series A, 0.23%***, 7/1/2034, TD Bank NA(a)	6,900,000	6,900,000
California, Bay Area Toll Authority, Toll Bridge Revenue: Series A2, 0.17%***, 4/1/2047	30,200,000	30,200,000
Series 2985, 144A, 0.24%***, 4/1/2039	47,350,000	47,350,000
California, Housing Finance Agency Revenue, Home Mortgage, Series M, AMT, 0.35%***, 8/1/2034	3,450,000	3,450,000
California, Housing Finance Agency Revenue, Multi-Family Housing, Series C, AMT, 0.36%***, 2/1/2033	20,000,000	20,000,000
California, State Kindergarten, Series A6, 0.19%***, 5/1/2034, Citibank NA & California State Teacher’s Retirement System(a)	7,000,000	7,000,000
California, Statewide Communities Development Authority, Multi-Family Housing Revenue, Series 29G, 144A, AMT, 0.25%***, 5/1/2039	43,660,000	43,660,000
California, University Revenues, 0.2%, 1/7/2010	23,800,000	23,799,207
Chicago, IL, Wastewater Transmission Revenue, Series C-2, 0.2%***, 1/1/2039, Bank of America NA(a)	7,000,000	7,000,000
Clark County, NV, Industrial Development Revenue, Southwest Gas Corp., Series A, 0.21%***, 12/1/2039, JPMorgan Chase Bank(a)	12,000,000	12,000,000
Colorado, Housing & Finance Authority, Single Family Program, Series I-A1, 0.38%***, 11/1/2034	16,700,000	16,700,000
Connecticut, State Health & Educational Revenue, Yale University: 0.32%, 3/9/2010	20,150,000	20,137,999
0.36%, 1/4/2010	27,300,000	27,299,181
District of Columbia, Anacostia Waterfront Corp., Pilot Revenue, Series F02, 144A, 0.24%***, 9/30/2022	100,015,000	100,015,000
District of Columbia, General Obligation, Series C, 0.2%***, 6/1/2026, JPMorgan Chase Bank(a)	23,120,000	23,120,000

Municipal Bonds and Notes, continued
	Principal Amount	Value
Essex County, NJ, Improvement Authority Revenue, Pooled Governmental Loan Program, 0.19%***, 7/1/2026, First Union National Bank(a)	$38,050,000	$38,050,000
Florida, Jacksonville Electric Authority, 0.2%, 1/11/2010	31,600,000	31,600,000
Georgia, Private Colleges & Universities Authority Revenue, Emory University, Series B-2, 0.17%***, 9/1/2035	25,200,000	25,200,000
Glen Cove, NY, Housing Authority Revenue, Series 57G, 144A, AMT, 0.26%***, 10/1/2026	12,850,000	12,850,000
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, Hawaii Pacific Health, Series A, 0.28%***, 7/1/2035, Union Bank NA(a)	8,250,000	8,250,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92G, 144A, AMT, 0.26%***, 10/1/2045	6,000,000	6,000,000
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health System, Series F, 0.22%***, 11/15/2035, Wachovia Bank NA(a)	30,350,000	30,350,000
Hillsborough County, FL, School Board, Certificates of Participation, Master Lease Program, Series A, 0.21%***, 7/1/2023, Wachovia Bank NA(a)(b)	23,000,000	23,000,000
Illinois, Development Finance Authority Revenue, Chicago Symphony Project, 0.2%***, 12/1/2033, Bank One NA(a)	11,000,000	11,000,000
Illinois, Development Finance Authority, Industrial Development Revenue, Katlaw Tretam & Co. Project, AMT, 0.35%***, 8/1/2027, LaSalle Bank NA(a)	2,990,000	2,990,000
Illinois, Development Finance Authority, Industrial Project Revenue, Grecian Delight Foods Project, AMT, 0.35%***, 8/1/2019, LaSalle Bank NA(a)	1,765,000	1,765,000
Illinois, Educational Facilities Authority Revenues, 0.25%, 2/4/2010	20,000,000	20,000,000
Illinois, Finance Authority Revenue, Carle Foundation, Series D, 0.21%***, 2/15/2033, JPMorgan Chase Bank(a)	19,375,000	19,375,000
Illinois, Finance Authority Revenue, Rehabilitation Institute of Chicago: Series A, 0.22%***, 4/1/2039, JPMorgan Chase Bank(a)	7,565,000	7,565,000

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Municipal Bonds and Notes, continued
	Principal Amount	Value
Series B, 0.22%***, 4/1/2039, JPMorgan Chase Bank(a)	$17,600,000	$17,600,000
Illinois, Finance Authority Revenue, University of Chicago Medical Center, Series A-2, 0.18%***, 8/15/2026, Wells Fargo Bank NA(a)	14,000,000	14,000,000
Illionois, Northwestern University, 0.23%, 3/2/2010	34,000,000	33,986,967
Indiana, State Development Finance Authority, Industrial Development Revenue, Enterprise Center VI Project, AMT, 0.4%***, 6/1/2022, LaSalle Bank NA(a)	4,900,000	4,900,000
Iowa, Finance Authority, Multi-Family Revenue, Windsor on the River LLC, Series A, AMT, 0.34%***, 5/1/2042, Wells Fargo Bank NA(a)	17,000,000	17,000,000
Kansas, State Department of Transportation Highway Revenue, Series A-2, 0.18%***, 9/1/2014	27,100,000	27,100,000
Los Angeles, CA, Department of Water and Power Revenue: Series A-4, 0.19%***, 7/1/2035	12,400,000	12,400,000
Series B-2, 144A, 0.2%***, 7/1/2034	8,800,000	8,800,000
Louisiana, Public Facilities Authority Revenue, Dynamic Fuels LLC Project, 0.2%***, 10/1/2033, JPMorgan Chase Bank(a)	20,000,000	20,000,000
Louisiana, State Gas & Fuels Tax Revenue, Series A-1, 0.2%***, 5/1/2043, JPMorgan Chase Bank(a)	11,000,000	11,000,000
Massachusetts, Bay Transportation Authority, Sales Tax Revenue, Series A-1, 0.18%***, 7/1/2021	15,400,000	15,400,000
Massachusetts, State Development Finance Agency Revenue, Wentworth Institute of Technology, 0.23%***, 10/1/2030, RBS Citizens NA(a)	28,285,000	28,285,000
Massachusetts, State Development Finance Agency Revenue, YMCA of Greater Worcester, 0.24%***, 9/1/2041, TD Bank NA(a)	7,740,000	7,740,000
Massachusetts, State General Obligation, Series B, 0.24%***, 3/1/2026	25,000,000	25,000,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Amherst College: Series F, 0.17%***, 11/1/2026	30,000,000	30,000,000

Municipal Bonds and Notes, continued
	Principal Amount	Value
Series I, 0.17%***, 11/1/2028	$7,160,000	$7,160,000
Series J-1, 0.17%***, 11/1/2035	23,895,000	23,895,000
Massachusetts, State Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.22%***, 10/1/2034, Bank of America NA(a)	13,600,000	13,600,000
Michigan, State University Revenues, Series A, 0.17%***, 8/15/2030	18,155,000	18,155,000
Minneapolis & St. Paul, MN, Housing & Redevelopment Authority, Allina Health Care Systems: Series B-1, 0.2%***, 11/15/2035, JPMorgan Chase Bank(a)	18,005,000	18,005,000
Series B-2, 0.2%***, 11/15/2035, JPMorgan Chase Bank(a)	43,765,000	43,765,000
Minnesota, State Housing Finance Agency, Residential Housing: Series J, AMT, 0.27%***, 7/1/2033	7,500,000	7,500,000
Series C, AMT, 0.27%***, 1/1/2037	18,950,000	18,950,000
Monroe County, GA, Development Authority Pollution Control Revenue, Oglethorpe Power Corp., Series B, 0.22%***, 1/1/2036, JPMorgan Chase Bank(a)	17,500,000	17,500,000
Nashville & Davidson County, TN, Metropolitan Government, Health & Educational Facilities Board Revenue, Vanderbilt University, Series A, 0.2%***, 10/1/2030	24,850,000	24,850,000
Nassau County, NY, Industrial Development Agency Revenue, Series 75G, 144A, AMT, 0.26%***, 12/1/2033	48,095,000	48,095,000
New Hampshire, Health & Education Facilities Authority Revenue, Phillips Exeter Academy, 0.24%***, 9/1/2042	20,000,000	20,000,000
New Jersey, Economic Development Authority, Gas Facilities Revenue, Pivotal Utility Holdings, AMT, 0.21%***, 6/1/2032, Wells Fargo Bank NA(a)	23,800,000	23,800,000
New Jersey, State Transportation Trust Fund Authority, Transportation Systems, Series D, 0.23%***, 6/15/2032, Sumitomo Mitsui Banking(a)	23,000,000	23,000,000
New York, Metropolitan Transportation Authority Revenue, Series E-2, 0.23%***, 11/1/2035, Fortis Bank SA(a)	41,455,000	41,455,000

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Municipal Bonds and Notes, continued
	Principal Amount	Value
New York, State Dormitory Authority Revenues, State Supported Debt, City University of New York, Series C, 0.19%***, 7/1/2031, Bank of America NA(a)	$29,900,000	$29,900,000
New York, State Energy Research & Development Authority, Pollution Control Revenue, NY State Electric & Gas, Series C, 0.17%***, 6/1/2029, Wells Fargo Bank NA(a)	11,800,000	11,800,000
New York, State Housing Finance Agency Revenue, 100 Maiden Lane Properties, Series A, 0.18%***, 5/15/2037	38,000,000	38,000,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Avenue Housing, Series A, AMT, 0.2%***, 5/15/2041	28,800,000	28,800,000
New York, State Local Government Assistance Corp., Series B-3V, 0.17%***, 4/1/2024	34,700,000	34,700,000
New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 142, AMT, 0.31%***, 10/1/2037	10,200,000	10,200,000
New York, Wells Fargo Stage Trust: Series 72C, 144A, 0.22%***, 8/15/2039	19,840,000	19,840,000
Series 2009-75C, 144A, 0.24%***, 5/1/2031	20,505,000	20,505,000
New York City, NY, Housing Development Corp., Multi-Family Rent Housing Revenue, 155 West 21st Street Development, Series A, AMT, 0.2%***, 11/15/2037	7,300,000	7,300,000
New York City, NY, Housing Development Corp., Residential Revenue, Queens College, Series A, 0.22%***, 6/1/2043, RBS Citizens NA(a)	13,000,000	13,000,000
New York, NY, General Obligation: Series C-4, 0.21%***, 8/1/2020, BNP Paribas(a)	44,150,000	44,150,000
Series I-8, 0.25%***, 4/1/2036, Bank of America NA(a)	5,500,000	5,500,000
Series H-1, 0.3%***, 1/1/2036, Dexia Credit Local(a)	2,600,000	2,600,000
Series J14, 0.32%***, 8/1/2019	41,855,000	41,855,000
North Carolina, Capital Facilities Finance Agency, Exempt Facilities Revenue, Republic Services, Inc., 0.21%***, 9/1/2025, Bank of America NA(a)	5,000,000	5,000,000

Municipal Bonds and Notes, continued
	Principal Amount	Value
North Carolina, Charlotte-Mecklenburg Hospital Authority, Health Care Systems Revenue, Series H, 0.18%***, 1/15/2045, Wachovia Bank NA(a)	$25,000,000	$25,000,000
North Texas, Higher Education Authority, Inc., Student Loan Revenue, Series A, AMT, 0.32%***, 12/1/2038, Lloyds TSB Bank PLC(a)	8,600,000	8,600,000
North Texas, Tollway Authority Revenue, Series D, 0.22%***, 1/1/2049, JPMorgan Chase Bank(a)	27,000,000	27,000,000
Ohio, State Hospital Facility: Series 3591, 144A, 0.24%***, 1/1/2017	15,000,000	15,000,000
Series 3551, 144A, 0.26%***, 1/1/2033	14,960,000	14,960,000
Orange County, FL, Educational Facilities Authority Revenue, Rollins College Project, 0.2%***, 5/1/2031, Bank of America NA(a)	1,900,000	1,900,000
Orange County, FL, Health Facilities Authority Revenue, Adventist Health Sunbelt: 0.22%***, 11/15/2026, Wachovia Bank NA(a)	8,550,000	8,550,000
0.32%***, 11/15/2014, Wachovia Bank NA(a)	6,050,000	6,050,000
Oregon, State Veterans Welfare, Series B, 0.2%***, 12/1/2045	9,500,000	9,500,000
Philadelphia, PA, Airport Revenue, Series C, AMT, 0.24%***, 6/15/2025, TD Bank NA(a)	19,485,000	19,485,000
Pinellas County, FL, Health Facilities Authority Revenue, Baycare Health Systems, Series A2, 0.22%***, 11/1/2038, Northern Trust Co.(a)	9,750,000	9,750,000
Riverside County, CA, Certificates of Participation, Public Safety, Communication & Woodcrest Library, 0.23%***, 11/1/2039, Bank of America NA(a)	5,000,000	5,000,000
San Francisco, CA, City & County Multi-Family Housing Revenue, Series 34G, 144A, 0.22%***, 12/1/2018	11,235,000	11,235,000
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, Series B, 0.21%***, 7/1/2037, Bank of America NA(a)	20,000,000	20,000,000

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

Municipal Bonds and Notes, continued
	Principal Amount	Value
Southern California, Metropolitan Water District, Waterworks Revenue, Series B, 0.2%***, 7/1/2028	$7,000,000	$7,000,000
Texas, Alliance Airport Authority, Inc., Special Facilities Revenue, Series 2088, 144A, AMT, 0.25%***, 4/1/2021	24,570,000	24,570,000
Texas, Gulf Coast Waste Disposal Authority, Environmental Facilities Revenue, ExxonMobil Project, Series A, AMT, 0.2%***, 6/1/2030	21,000,000	21,000,000
Texas, State Taxable Veterans Housing Assistance Fund II, Series C, 0.28%***, 6/1/2031, JPMorgan Chase & Co.(a)	11,700,000	11,700,000
Travis County, TX, Health Facilities Development Corp., Retirement Facilities Revenue, Longhorn Village Project, Series B, 0.2%***, 7/1/2037, Bank of Scotland(a)	23,500,000	23,500,000
University of Chicago, 0.28%, 1/15/2010	21,500,000	21,497,659
University of Houston, 0.25%, 2/17/2010	16,200,000	16,200,000
Virginia, Commonwealth University, Health Systems Authority Revenue, Series A, 0.19%***, 7/1/2037, Branch Banking & Trust(a)	11,640,000	11,640,000
Washington, State Housing Finance Commission, Multi-Family Revenue, Merrill Gardens at Tacoma, Series A, AMT, 0.32%***, 9/15/2040, Bank of America NA(a)	3,000,000	3,000,000
Wisconsin, Housing & Economic Development Authority Revenue, Series A, 0.32%***, 5/1/2042	14,045,000	14,045,000
Wisconsin, Housing & Economic Development Authority, Home Ownership Revenue, Series B, 0.28%***, 3/1/2033	16,640,000	16,640,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Aspirus Wausau Hospital, 0.23%***, 8/15/2036, JPMorgan Chase Bank(a)	2,335,000	2,335,000
Wisconsin, State Health & Educational Facilities Authority Revenue, Beloit Memorial Hospital, Inc., 0.26%***, 4/1/2036, JPMorgan Chase Bank(a)(b)	1,300,000	1,300,000

TOTAL MUNICIPAL BONDS AND NOTES (Cost $2,012,786,013)		2,012,786,013

	% of Net Assets	Value
TOTAL INVESTMENT PORTFOLIO (Cost $42,447,682,867)†	100.0	$42,447,682,867
Other Assets and Liabilities, Net	0.0	18,249,517

NET ASSETS	100.0	$42,465,932,384

*	Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2009.
**	Annualized yield at time of purchase; not a coupon rate.
***	Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of December 31, 2009.
†	The cost for federal income tax purposes was $42,447,682,867.
(a)	Security incorporates a letter of credit from the bank listed.
(b)	Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
National Public Finance Guarantee Corp.	0.1

Radian	0.0

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

FDIC: Federal Deposit Insurance Corp.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

See accompanying notes to the financial statements.

Cash Management Portfolio	Schedule of Portfolio Investments as of December 31, 2009

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments(c)	$—	$42,447,682,867	$—	$42,447,682,867

Total	$—	$42,447,682,867	$—	$42,447,682,867

(c)	See Investment Portfolio for additional detailed categorizations.

See accompanying notes to the financial statements.

Cash Management Portfolio

Statement of Assets and Liabilities
as of December 31, 2009
Assets
Investments in securities, valued at amortized cost	$42,447,682,867
Cash	475,755
Receivable for investments sold	625,000
Interest receivable	21,912,958
Other assets	762,668

Total assets	42,471,459,248

Liabilities
Accrued advisory fee	4,234,813
Other accrued expenses and payables	1,292,051

Total liabilities	5,526,864

Net assets, at value	$42,465,932,384

Statement of Operations
For the year ended December 31, 2009
Investment Income
Income:
Interest	$186,320,002

Expenses:
Advisory fee	40,589,354
Administration fee	9,781,812
Custodian fee	985,905
Professional fees	320,767
Trustees’ fees and expenses	596,732
Other	703,715

Total expenses before expense reductions	52,978,285

Expense reductions	(8,501,343)

Total expenses after expense reductions	44,476,942

Net investment income	141,843,060

Net realized gain (loss)	2,999,242

Net increase (decrease) in net assets resulting from operations	$144,842,302

See accompanying notes to the financial statements.

Cash Management Portfolio

Statement of Changes in Net Assets
	Years Ended December 31,
	2009	2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$141,843,060	$927,165,099
Net realized gain (loss)	2,999,242	(6,875,939)

Net increase (decrease) in net assets resulting from operations	144,842,302	920,289,160

Capital transactions in shares of beneficial interest:
Proceeds from capital invested	296,774,683,917	373,665,603,010
Value of capital withdrawn	(284,106,783,365)	(378,671,753,786)

Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	12,667,900,552	(5,006,150,776)
Increase (decrease) in net assets	12,812,742,854	(4,085,861,616)

Net assets at beginning of period	29,653,189,530	33,739,051,146

Net assets at end of period	$42,465,932,384	$29,653,189,530

See accompanying notes to the financial statements.

Cash Management Portfolio

Financial Highlights
	Years Ended December 31,
	2009	2008	2007	2006	2005
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	42,466	29,653	33,739	8,877	9,931

Ratio of expenses before expense reductions (%)	.16	.17	.17	.20	.21

Ratio of expenses after expense reductions (%)	.14	.13	.14	.18	.18

Ratio of net investment income (%)	.43	2.85	5.14	4.83	3.08

Total Return (%)(a),(b)	.48	2.81	5.31	4.97	3.15

(a)	Total return would have been lower had certain expenses not been reduced.
(b)	Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

See accompanying notes to the financial statements.

Cash Management Portfolio

Notes to Financial Statements

December 31, 2009

A.	Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York business trust.

A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated DWS feeder funds, with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of December 31, 2009, Cash Management Fund, Cash Reserves Fund Institutional Shares, Cash Reserves Fund—Prime Series and DWS Money Market Series owned approximately 5%, 15%, 3% and 75%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. The Portfolio’s securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in open-end investment companies are valued at their net asset value each business day.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio’s Investment Portfolio.

Repurchase Agreements. The Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby the Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2009 and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Distributions of income and capital gains from investment companies are recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes a daily allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

Cash Management Portfolio

Notes to Financial Statements (continued)

December 31, 2009

B.	Fees and Transactions with Affiliates

Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”) is an indirect, wholly owned subsidiary of Deutsche Bank AG, and the Advisor for the master portfolio.

Under the Advisor Agreement, the Portfolio pays the Advisor a monthly Management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2009 through September 30, 2009, the Advisor had voluntarily agreed to maintain total operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.13% of its average daily net assets. The amount of the waiver and whether the Advisor waives a portion of its fee may vary at any time without notice to shareholders.

For the period from January 1, 2009 through July 29, 2010, the Advisor has contractually agreed to reimburse certain operating expenses to the extent necessary to maintain operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.15%.

For the year ended December 31, 2009, the Advisor waived a portion of its management fee aggregating $8,500,336 and the amount charged aggregated $32,089,018, which was equivalent to an annual effective rate of 0.10% of the Portfolio’s average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2009, the Administration Fee was $9,781,812, of which $1,117,724 is unpaid.

Trustees’ Fees and Expenses. The Portfolio paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

C.	Fee Reductions

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the year ended December 31, 2009, the Portfolio’s custodian fee was reduced by $1,007 for custody credits earned.

D.	Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $450 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 5 percent of its net assets under the agreement.

E.	Review for Subsequent Events

Management has reviewed the events and transactions for subsequent events from January 1, 2010 through February 24, 2010, the date the financial statements were available to be issued, and has determined that there were no material events that would require disclosure in the Portfolio’s financial statements through this date.

Report of Independent Registered Public Accounting Firm

To the Trustees and Holders of Beneficial Interest of Cash Management Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights presents fairly, in all material respects, the financial position of Cash Management Portfolio (hereafter referred to as the “Portfolio”) at December 31, 2009, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

February 24, 2010

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800

Columbus, OH 43218-2800

Phone Numbers

For Financial Professionals: (888) PRO-5717   (888) 776-5717

For All Others:                     (888) PRO-FNDS (888) 776-3637

Or: (614) 470-8122

Fax Number: (800) 782-4797

Website Address

www.profunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each ProFund, visit www.profunds.com.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the ProFunds’ website at http://www.profunds.com; and (iii) on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFunds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Profunds’ website at http://www.profunds.com; and (iii) on the Commission’s website at http://www.sec.gov.

ProFunds files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/09

CLASSIC PROFUNDS VP
Bull
Mid-Cap
Small-Cap
Dow 30
NASDAQ-100
Large-Cap Value
Large-Cap Growth
Mid-Cap Value
Mid-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUNDS VP
UltraBull
UltraMid-Cap
UltraSmall-Cap
UltraNASDAQ-100

INVERSE PROFUNDS VP
Bear
Short Mid-Cap
Short Small-Cap
Short Dow 30
Short NASDAQ-100
Short International
Short Emerging Markets
UltraShort Dow 30
UltraShort NASDAQ-100

SECTOR PROFUNDS VP
Banks
Basic Materials
Biotechnology
Consumer Goods
Consumer Services
Financials
Health Care
Industrials
Internet
Oil & Gas
Pharmaceuticals
Precious Metals
Real Estate
Semiconductor
Technology
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP
U.S. Government Plus
Rising Rates Opportunity
Falling U.S. Dollar

MONEY MARKET PROFUND VP
Money Market

DECEMBER 31, 2009
Annual Report

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements
1	ProFund VP Bull
11	ProFund VP Mid-Cap
17	ProFund VP Small-Cap
30	ProFund VP Dow 30
36	ProFund VP NASDAQ-100
43	ProFund VP Large-Cap Value
52	ProFund VP Large-Cap Growth
60	ProFund VP Mid-Cap Value
68	ProFund VP Mid-Cap Growth
76	ProFund VP Small-Cap Value
85	ProFund VP Small-Cap Growth
94	ProFund VP Asia 30
100	ProFund VP Europe 30
106	ProFund VP International
112	ProFund VP Emerging Markets
119	ProFund VP Japan
125	ProFund VP UltraBull
135	ProFund VP UltraMid-Cap
145	ProFund VP UltraSmall-Cap
158	ProFund VP UltraNASDAQ-100
165	ProFund VP Bear
171	ProFund VP Short Mid-Cap
177	ProFund VP Short Small-Cap
183	ProFund VP Short Dow 30
189	ProFund VP Short NASDAQ-100
195	ProFund VP Short International
201	ProFund VP Short Emerging Markets
207	ProFund VP UltraShort Dow 30
213	ProFund VP UltraShort NASDAQ-100
219	ProFund VP Banks
225	ProFund VP Basic Materials
231	ProFund VP Biotechnology
237	ProFund VP Consumer Goods
243	ProFund VP Consumer Services
250	ProFund VP Financials
258	ProFund VP Health Care
265	ProFund VP Industrials
273	ProFund VP Internet
279	ProFund VP Oil & Gas
285	ProFund VP Pharmaceuticals
291	ProFund VP Precious Metals
297	ProFund VP Real Estate
303	ProFund VP Semiconductor
309	ProFund VP Technology
316	ProFund VP Telecommunications
322	ProFund VP Utilities
328	ProFund VP U.S. Government Plus
334	ProFund VP Rising Rates Opportunity
340	ProFund VP Falling U.S. Dollar
346	ProFund VP Money Market

351	Notes to Financial Statements

370	Report of Independent Registered Public Accounting Firm

371	Additional Tax Information

372	Board Approval of Investment Advisory Agreement

374	Expense Examples

377	Trustees and Officers

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2009.

Stocks finished strong after weak start

This year produced strong returns in most asset classes, but only after the dramatic decline in U.S. stock prices reversed direction in March 2009. Large-cap and mid-cap stocks rose 26.47% and 37.37%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 27.16%1. At the same time, stock market volatility declined during the period, as measured by the CBOE VIX, a well-known volatility index, reaching lows during the fourth quarter not seen since the deepening of the financial crisis in late August 2008. The VIX ended the year at 21.68, near the low for the year.

Most U.S. sectors rose during the period, but performance varied widely. Leading sectors included internet, semiconductors, basic materials and technology sectors, all rising over 60%. Financials, telecommunications, oil and gas and pharmaceuticals rose as well, but less than the overall market. Biotech and utilities also showed smaller gains.

International stocks rose for the year. Developed markets outside the U.S. and Canada rose 31.78%, as measured by the MSCI EAFE® Index. Emerging markets gained as well, rising 65.16%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar decline

U.S. Bonds declined in price during the period, with the Long Bond declining 25.33% and the 10-year Treasury declining 10.18%, as measured by the Ryan Labs 30- and 10- Year Bond Indexes. The dollar declined 4.00% during the year against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

1All investment performance index figures above reflect total return performance. You may not invest directly in an index.
i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2009:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance:

Fifty (50) ProFunds VP were in existence for the entire period covered by this annual report. Below we review general economic factors and market events, as well as index performance, for the entire year of 2009.

Economy:

The economic environment continued to deteriorate at the onset of 2009. However, according to gross domestic product (GDP) data, the severe recession endured by the U.S. ended sometime during the second or third quarter when key components such as housing, retail sales, exports, and factory shipments stabilized. Overall, real GDP was down –2.4% in 2009.

The unemployment rate increased steadily throughout the year to 10% in December. Over the past twelve months the Consumer Price Index for All Urban Consumers rose 2.7%. The larger increase this year was primarily due to the energy index component, which rose 18.2% after falling 21.3% in 2008. Single family home sales rose 5%, helped by government support, but the single-family home median price was down 11.9% from 2008. Distressed homes accounted for 36% of total sales last year.

The Federal Reserve implemented a number of emergency lending programs designed to support the liquidity of financial institutions and foster improved conditions in financial markets. The U.S. Government sold a record $2.1 trillion of debt to help fund stimulus programs and bailouts. The Federal Open Market Committee maintained the target range for the federal funds rate at 0.00% to 0.25% throughout the year. The Treasury took several key steps during the second quarter to assist the domestic automotive industry in becoming financially viable, but both Chrysler and General Motors filed for bankruptcy protection.

The Troubled Asset Relief Program (TARP), put in place in 2008 to address the subprime mortgage crisis, saw the first repayments at the end of the first quarter 2009. Throughout the rest of the year major banking organizations raised substantial amounts of new common equity in public markets and took other steps to improve their capital bases and this allowed them to repay TARP loans. On a cumulative basis, financial institutions repaid during the year about $162 billion of capital.

Credit markets benefited from Government intervention. High yield, corporate bonds, and junk bonds surged in 2009 as investors looked toward riskier assets. U.S. Treasuries, however, sagged due to the reversal of the “flight to quality” that occurred in 2008. The most recently issued 30-year U.S. Treasury Bond fell 25.33% in 2009, as measured by the Ryan Labs 30 Year Treasury Index.

Precious metals delivered a strong performance during the period. Gold was up 25.04%, its ninth year of positive performance. The U.S. Dollar extended losses, weakening –2.49% against the Euro, –9.70% and against the Pound, and –13.59% against the Canadian Dollar. It strengthened 2.63% against the Japanese Yen.

Index Performance2:

For the one year period ending December 31, 2009, the U.S. equity market posted positive returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was up +26.47% for the period. The S&P MidCap 400 Index was up +37.37%, the Dow Jones Industrial Average increased +22.70%, the Russell 2000 Index increased +27.16%, and the NASDAQ-100 Index was up +54.63% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Banks had a negative performance in 2009, posting a return of –1.02%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Internet (+80.28%), Semiconductors (+66.98%), Basic Materials (+65.51%), and Technology (+64.48%). Sectors substantially underperforming the broad market were Banks (–1.02%), Biotechnology (+5.13%), Telecommunications (+9.86%), and Utilities (+12.58%). The remaining sectors posted less dramatic returns. Outperforming the S&P 500 Index were Precious Metals (+37.58%), Consumer Services (+33.68%), and Real Estate (+30.81%). Underperforming the S&P 500 Index were Financials (+17.11%), Oil & Gas (+17.26%), Pharmaceuticals (+19.09%), Health Care (+21.71%), Consumer Goods (+23.86%) and Industrials (+26.07%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value throughout the capitalization spectrum: Small-Cap Growth +28.34% versus Small-Cap Value +22.85%; Mid-Cap Growth +41.22% versus Mid-Cap Value +33.75%; and Large-Cap Growth +31.58% versus Large-Cap Value +21.19%.

International equity markets posted positive returns generally outperformed the broad U.S. market indexes. In Asia, Japan’s Nikkei 225 Stock Average was up +18.37% in U.S. Dollar terms (+21.05% in yen terms). The ProFunds Asia 30 Index increased +55.78%. The Bank of New York Mellon’s Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +65.16%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +31.78%, assuming net dividends reinvested. The ProFund Europe 30 Index was up +29.50%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned –25.33%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was down –4.00% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 Index for the year 2009 was 27.27%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Pharmaceuticals Index. The volatility of each index is shown below.

Underlying Index	One Year Return[5]	Index Volatility

Dow Jones U.S. Banks Index	–1.02%	79.51%
Dow Jones U.S. Real Estate Index	30.81%	65.33%
Dow Jones Precious Metals Index	37.58%	46.44%
Dow Jones U.S. Financials Index	17.11%	59.78%
Bank of New York Mellon Emerging Markets 50 ADR Index	65.16%	37.58%
ProFunds Asia 30 Index	55.78%	39.56%
Dow Jones U.S. Basic Materials Index	65.51%	40.79%
Dow Jones U.S. Oil & Gas Index	17.26%	33.73%
Dow Jones U.S. Semiconductors Index	66.98%	36.93%
Russell 2000 Index	27.16%	36.22%
S&P SmallCap 600/Citigroup Value Index	22.85%	38.37%
Dow Jones Internet Composite Index	80.28%	31.33%
ProFunds Europe 30 Index	29.50%	33.02%
Nikkei 225 Stock Average[6]	18.37%	27.86%
S&P MidCap 400/Citigroup Value Index	33.75%	34.60%
Dow Jones U.S. Telecommunications Index	9.86%	25.09%
S&P 500/Citigroup Value Index	21.19%	31.02%
S&P MidCap 400 Index	37.37%	32.38%
NASDAQ-100 Index	54.63%	26.46%
S&P MidCap 400/Citigroup Growth Index	41.22%	30.54%
Dow Jones U.S. Technology Index	64.48%	28.07%
S&P 500 Index	26.47%	27.27%
Dow Jones U.S. Industrials Index	26.07%	32.61%
S&P SmallCap 600/Citigroup Growth Index	28.34%	32.29%
Dow Jones U.S. Consumer Services Index	33.68%	26.27%
S&P 500/Citigroup Growth Index	31.58%	24.62%
Dow Jones U.S. Utilities Index	12.58%	21.34%
Dow Jones Industrial Average	22.70%	24.20%
MSCI EAFE Index	31.78%	24.33%
Dow Jones U.S. Biotechnology Index	5.13%	22.73%
Dow Jones U.S. Pharmaceuticals Index	19.09%	19.81%
Dow Jones U.S. Health Care Index	21.71%	20.07%
Dow Jones U.S. Consumer Goods Index	23.86%	19.23%
U.S. Dollar Index	–4.00%	10.95%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 0.39% at the beginning of the year, dropping to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, and UltraShort ProFunds VP essentially receives two and three-times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures.These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]
The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index). Performances are total return except for the ProFunds Europe 30 Index, ProFunds Asia 30 Index, and the U.S. Dollar Index.

[6]	U.S. Dollar terms

iv

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2009, the Fund had a total return of 24.34%, compared to a total return of 26.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Microsoft Corp (+56.79%), and International Business Machines Corp (+55.54%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Procter & Gamble Co (–1.92%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bull	5/1/2001	24.34%	–1.29%	–1.54%	1.71%	1.68%

S&P 500 Index	5/1/2001	26.47%	0.42%	0.44%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Futures Contracts	10%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.8%
Apple Computer, Inc.	1.4%
Johnson & Johnson	1.4%
Procter & Gamble Co.	1.4%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	14%
Technology	13%
Communications	12%
Energy	12%
Industrial	10%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks (75.5%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,110	$505,114
Abbott Laboratories (Pharmaceuticals)	13,395	723,196
Abercrombie & Fitch Co.—Class A (Retail)	752	26,207
Adobe Systems, Inc.* (Software)	4,512	165,951
Advanced Micro Devices, Inc.* (Semiconductors)	4,841	46,861
Aetna, Inc. (Healthcare-Services)	3,760	119,192
Affiliated Computer Services, Inc.—Class A* (Computers)	846	50,498
AFLAC, Inc. (Insurance)	4,042	186,942
Agilent Technologies, Inc.* (Electronics)	2,961	91,998
Air Products & Chemicals, Inc. (Chemicals)	1,833	148,583
Airgas, Inc. (Chemicals)	705	33,558
AK Steel Holding Corp. (Iron/Steel)	940	20,069
Akamai Technologies, Inc.* (Internet)	1,457	36,906
Alcoa, Inc. (Mining)	8,413	135,618
Allegheny Energy, Inc. (Electric)	1,457	34,210
Allegheny Technologies, Inc. (Iron/Steel)	846	37,875
Allergan, Inc. (Pharmaceuticals)	2,632	165,842
Allstate Corp. (Insurance)	4,653	139,776
Altera Corp. (Semiconductors)	2,538	57,435
Altria Group, Inc. (Agriculture)	17,954	352,437
Amazon.com, Inc.* (Internet)	2,867	385,669
Ameren Corp. (Electric)	2,021	56,487
American Electric Power, Inc. (Electric)	4,136	143,891
American Express Co. (Diversified Financial Services)	10,293	417,072
American International Group, Inc.* (Insurance)	1,128	33,817
American Tower Corp.* (Telecommunications)	3,478	150,284
Ameriprise Financial, Inc. (Diversified Financial Services)	2,209	85,753
AmerisourceBergen Corp. (Pharmaceuticals)	2,491	64,940
Amgen, Inc.* (Biotechnology)	8,742	494,535
Amphenol Corp.—Class A (Electronics)	1,457	67,284
Anadarko Petroleum Corp. (Oil & Gas)	4,230	264,037
Analog Devices, Inc. (Semiconductors)	2,491	78,666
AON Corp. (Insurance)	2,350	90,099
Apache Corp. (Oil & Gas)	2,914	300,637
Apartment Investment and Management Co.—Class A (REIT)	987	15,713
Apollo Group, Inc.—Class A* (Commercial Services)	1,081	65,487
Apple Computer, Inc.* (Computers)	7,802	1,645,130
Applied Materials, Inc. (Semiconductors)	11,562	161,174
Archer-Daniels-Midland Co. (Agriculture)	5,546	173,645
Assurant, Inc. (Insurance)	987	29,097
AT&T, Inc. (Telecommunications)	51,183	1,434,659
Autodesk, Inc.* (Software)	1,974	50,159
Automatic Data Processing, Inc. (Software)	4,371	187,166
AutoNation, Inc.* (Retail)	799	15,301
AutoZone, Inc.* (Retail)	235	37,146
Avalonbay Communities, Inc. (REIT)	705	57,888
Avery Dennison Corp. (Household Products/Wares)	940	34,301
Avon Products, Inc. (Cosmetics/Personal Care)	3,666	115,479
Baker Hughes, Inc. (Oil & Gas Services)	2,679	108,446
Ball Corp. (Packaging & Containers)	799	41,308
Bank of America Corp. (Banks)	86,198	1,298,142
Bank of New York Mellon Corp. (Banks)	10,434	291,839
Bard (C.R.), Inc. (Healthcare-Products)	799	62,242
Baxter International, Inc. (Healthcare-Products)	5,217	306,134
BB&T Corp. (Banks)	5,922	150,241
Becton, Dickinson & Co. (Healthcare-Products)	2,021	159,376
Bed Bath & Beyond, Inc.* (Retail)	2,256	87,149
Bemis Co., Inc. (Packaging & Containers)	893	26,477
Best Buy Co., Inc. (Retail)	2,961	116,841
Big Lots, Inc.* (Retail)	705	20,431
Biogen Idec, Inc.* (Biotechnology)	2,491	133,268
BJ Services Co. (Oil & Gas Services)	2,538	47,207
Black & Decker Corp. (Hand/Machine Tools)	517	33,517
BMC Software, Inc.* (Software)	1,551	62,195
Boeing Co. (Aerospace/Defense)	6,298	340,911
Boston Properties, Inc. (REIT)	1,175	78,807
Boston Scientific Corp.* (Healthcare-Products)	13,066	117,594
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,805	373,826
Broadcom Corp.—Class A* (Semiconductors)	3,713	116,774
Brown-Forman Corp. (Beverages)	940	50,356
Burlington Northern Santa Fe Corp. (Transportation)	2,256	222,487
C.H. Robinson Worldwide, Inc. (Transportation)	1,410	82,809
CA, Inc. (Software)	3,431	77,060
Cabot Oil & Gas Corp. (Oil & Gas)	893	38,926
Cameron International Corp.* (Oil & Gas Services)	2,115	88,407
Campbell Soup Co. (Food)	1,645	55,601
Capital One Financial Corp. (Diversified Financial Services)	3,901	149,564
Cardinal Health, Inc. (Pharmaceuticals)	3,102	100,008

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	1,504	$37,615
Carnival Corp.—Class A* (Leisure Time)	3,760	119,154
Caterpillar, Inc. (Machinery-Construction & Mining)	5,358	305,352
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,303	31,252
CBS Corp.—Class B (Media)	5,828	81,883
Celgene Corp.* (Biotechnology)	3,948	219,825
CenterPoint Energy, Inc. (Electric)	3,384	49,102
CenturyTel, Inc. (Telecommunications)	2,538	91,901
Cephalon, Inc.* (Pharmaceuticals)	611	38,133
CF Industries Holdings, Inc. (Chemicals)	376	34,133
Chesapeake Energy Corp. (Oil & Gas)	5,593	144,747
Chevron Corp. (Oil & Gas)	17,390	1,338,856
Chubb Corp. (Insurance)	2,961	145,622
CIGNA Corp. (Insurance)	2,350	82,884
Cincinnati Financial Corp. (Insurance)	1,410	36,998
Cintas Corp. (Textiles)	1,128	29,384
Cisco Systems, Inc.* (Telecommunications)	49,867	1,193,816
Citigroup, Inc. (Diversified Financial Services)	169,153	559,896
Citrix Systems, Inc.* (Software)	1,551	64,537
Cliffs Natural Resources, Inc. (Iron/Steel)	1,128	51,990
Clorox Co. (Household Products/Wares)	1,175	71,675
CME Group, Inc. (Diversified Financial Services)	564	189,476
CMS Energy Corp. (Electric)	1,974	30,913
Coach, Inc. (Apparel)	2,726	99,581
Coca-Cola Co. (Beverages)	20,069	1,143,933
Coca-Cola Enterprises, Inc. (Beverages)	2,726	57,791
Cognizant Technology Solutions Corp.* (Computers)	2,538	114,971
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,277	351,356
Comcast Corp.—Class A (Media)	24,722	416,813
Comerica, Inc. (Banks)	1,269	37,524
Computer Sciences Corp.* (Computers)	1,316	75,709
Compuware Corp.* (Software)	1,974	14,272
ConAgra Foods, Inc. (Food)	3,807	87,751
ConocoPhillips (Oil & Gas)	12,831	655,279
CONSOL Energy, Inc. (Coal)	1,551	77,240
Consolidated Edison, Inc. (Electric)	2,397	108,896
Constellation Brands, Inc.* (Beverages)	1,692	26,954
Constellation Energy Group, Inc. (Electric)	1,739	61,161
Corning, Inc. (Telecommunications)	13,489	260,473
Costco Wholesale Corp. (Retail)	3,760	222,479
Coventry Health Care, Inc.* (Healthcare-Services)	1,269	30,824
CSX Corp. (Transportation)	3,384	164,090
Cummins, Inc. (Machinery-Diversified)	1,739	79,751
CVS Corp. (Retail)	12,220	393,606
D.R. Horton, Inc. (Home Builders)	2,397	26,055
Danaher Corp. (Miscellaneous Manufacturing)	2,256	169,651
Darden Restaurants, Inc. (Retail)	1,175	41,207
DaVita, Inc.* (Healthcare-Services)	846	49,694
Dean Foods Co.* (Food)	1,551	27,980
Deere & Co. (Machinery-Diversified)	3,666	198,294
Dell, Inc.* (Computers)	14,899	213,950
Denbury Resources, Inc.* (Oil & Gas)	2,162	31,998
DENTSPLY International, Inc. (Healthcare-Products)	1,316	46,284
Devon Energy Corp. (Oil & Gas)	3,807	279,814
DeVry, Inc. (Commercial Services)	517	29,329
Diamond Offshore Drilling, Inc. (Oil & Gas)	564	55,509
DIRECTV—Class A* (Media)	8,272	275,871
Discover Financial Services (Diversified Financial Services)	4,700	69,137
Dominion Resources, Inc. (Electric)	5,170	201,216
Dover Corp. (Miscellaneous Manufacturing)	1,598	66,493
Dr. Pepper Snapple Group, Inc. (Beverages)	2,162	61,185
DTE Energy Co. (Electric)	1,410	61,462
Duke Energy Corp. (Electric)	11,280	194,129
Dun & Bradstreet Corp. (Software)	423	35,689
E* TRADE Financial Corp.* (Diversified Financial Services)	13,395	23,441
E.I. du Pont de Nemours & Co. (Chemicals)	7,802	262,693
Eastman Chemical Co. (Chemicals)	611	36,807
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,303	9,719
Eaton Corp. (Miscellaneous Manufacturing)	1,410	89,704
eBay, Inc.* (Internet)	9,729	229,021
Ecolab, Inc. (Chemicals)	2,021	90,116
Edison International (Electric)	2,820	98,080
El Paso Corp. (Pipelines)	6,063	59,599
Electronic Arts, Inc.* (Software)	2,820	50,055
Eli Lilly & Co. (Pharmaceuticals)	8,742	312,177
EMC Corp.* (Computers)	17,672	308,730
Emerson Electric Co. (Electrical Components & Equipment)	6,486	276,304
Entergy Corp. (Electric)	1,598	130,780
EOG Resources, Inc. (Oil & Gas)	2,162	210,363
EQT Corp. (Oil & Gas)	1,128	49,542
Equifax, Inc. (Commercial Services)	1,081	33,392
Equity Residential Properties Trust (REIT)	2,350	79,383
Exelon Corp. (Electric)	5,687	277,924
Expedia, Inc.* (Internet)	1,786	45,918
Expeditors International of Washington, Inc. (Transportation)	1,833	63,660
Express Scripts, Inc.* (Pharmaceuticals)	2,350	203,157
Exxon Mobil Corp. (Oil & Gas)	41,172	2,807,519
Family Dollar Stores, Inc. (Retail)	1,175	32,700
Fastenal Co. (Distribution/Wholesale)	1,128	46,970
Federated Investors, Inc.—Class B (Diversified Financial Services)	752	20,680
FedEx Corp. (Transportation)	2,679	223,563
Fidelity National Information Services, Inc. (Software)	2,820	66,101
Fifth Third Bancorp (Banks)	6,862	66,904
First Horizon National Corp.* (Banks)	1,880	25,192
First Solar, Inc.* (Energy-Alternate Sources)	376	50,910
FirstEnergy Corp. (Electric)	2,632	122,256
Fiserv, Inc.* (Software)	1,316	63,800
FLIR Systems, Inc.* (Electronics)	1,316	43,060
Flowserve Corp. (Machinery-Diversified)	470	44,429
Fluor Corp. (Engineering & Construction)	1,551	69,857
FMC Corp. (Chemicals)	611	34,069
FMC Technologies, Inc.* (Oil & Gas Services)	1,034	59,807
Ford Motor Co.* (Auto Manufacturers)	28,670	286,700
Forest Laboratories, Inc.* (Pharmaceuticals)	2,585	83,004
Fortune Brands, Inc. (Household Products/Wares)	1,269	54,821
FPL Group, Inc. (Electric)	3,572	188,673
Franklin Resources, Inc. (Diversified Financial Services)	1,269	133,689
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	3,713	298,117
Frontier Communications Corp. (Telecommunications)	2,679	20,923
GameStop Corp.—Class A* (Retail)	1,410	30,935
Gannett Co., Inc. (Media)	2,021	30,012
General Dynamics Corp. (Aerospace/Defense)	3,337	227,483
General Electric Co. (Miscellaneous Manufacturing)	92,355	1,397,331
General Mills, Inc. (Food)	2,820	199,684
Genuine Parts Co. (Distribution/Wholesale)	1,363	51,739
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	4,230	48,011
Genzyme Corp.* (Biotechnology)	2,256	110,567
Gilead Sciences, Inc.* (Pharmaceuticals)	7,802	337,671
Goodrich Corp. (Aerospace/Defense)	1,034	66,434
Google, Inc.—Class A* (Internet)	2,068	1,282,119
H & R Block, Inc. (Commercial Services)	2,867	64,852

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

Halliburton Co. (Oil & Gas Services)	7,802	$234,762
Harley-Davidson, Inc. (Leisure Time)	2,021	50,929
Harman International Industries, Inc. (Home Furnishings)	564	19,898
Harris Corp. (Telecommunications)	1,128	53,636
Hartford Financial Services Group, Inc. (Insurance)	3,290	76,525
Hasbro, Inc. (Toys/Games/Hobbies)	1,034	33,150
HCP, Inc. (REIT)	2,538	77,511
Health Care REIT, Inc. (REIT)	1,034	45,827
Heinz (H.J.) Co. (Food)	2,726	116,564
Hess Corp. (Oil & Gas)	2,491	150,705
Hewlett-Packard Co. (Computers)	20,539	1,057,964
Home Depot, Inc. (Retail)	14,711	425,589
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,580	257,936
Hormel Foods Corp. (Food)	564	21,686
Hospira, Inc.* (Pharmaceuticals)	1,363	69,513
Host Marriott Corp. (REIT)	5,584	65,165
Hudson City Bancorp, Inc. (Savings & Loans)	4,089	56,142
Humana, Inc.* (Healthcare-Services)	1,457	63,948
Huntington Bancshares, Inc. (Banks)	6,157	22,473
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,337	160,143
IMS Health, Inc. (Software)	1,551	32,664
Integrys Energy Group, Inc. (Electric)	658	27,629
Intel Corp. (Semiconductors)	47,893	977,017
Intercontinental Exchange, Inc.* (Diversified Financial Services)	611	68,615
International Business Machines Corp. (Computers)	11,374	1,488,857
International Flavors & Fragrances, Inc. (Chemicals)	658	27,070
International Game Technology (Entertainment)	2,538	47,638
International Paper Co. (Forest Products & Paper)	3,713	99,434
Interpublic Group of Cos., Inc.* (Advertising)	4,183	30,871
Intuit, Inc.* (Software)	2,726	83,715
Intuitive Surgical, Inc.* (Healthcare-Products)	329	99,792
Invesco, Ltd. (Diversified Financial Services)	3,713	87,218
Iron Mountain, Inc.* (Commercial Services)	1,551	35,301
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,551	77,147
J.C. Penney Co., Inc. (Retail)	2,021	53,779
J.P. Morgan Chase & Co. (Diversified Financial Services)	34,169	1,423,822
Jabil Circuit, Inc. (Electronics)	1,645	28,574
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,034	38,889
Janus Capital Group, Inc. (Diversified Financial Services)	1,551	20,861
JDS Uniphase Corp.* (Telecommunications)	1,927	15,898
JM Smucker Co. (Food)	987	60,947
Johnson & Johnson (Healthcare-Products)	23,923	1,540,880
Johnson Controls, Inc. (Auto Parts & Equipment)	5,781	157,474
Juniper Networks, Inc.* (Telecommunications)	4,512	120,335
Kellogg Co. (Food)	2,162	115,018
KeyCorp (Banks)	7,614	42,258
Kimberly-Clark Corp. (Household Products/Wares)	3,572	227,572
Kimco Realty Corp. (REIT)	3,478	47,057
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,115	25,951
KLA -Tencor Corp. (Semiconductors)	1,457	52,685
Kohls Corp.* (Retail)	2,632	141,944
Kraft Foods, Inc. (Food)	12,784	347,469
Kroger Co. (Food)	5,640	115,789
L-3 Communications Holdings, Inc. (Aerospace/Defense)	987	85,820
Laboratory Corp. of America Holdings* (Healthcare-Services)	893	66,832
Legg Mason, Inc. (Diversified Financial Services)	1,363	41,108
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,316	26,846
Lennar Corp.—Class A (Home Builders)	1,363	17,406
Leucadia National Corp.* (Holding Companies-Diversified)	1,645	39,135
Lexmark International, Inc.—Class A* (Computers)	658	17,095
Life Technologies Corp.* (Biotechnology)	1,504	78,554
Limited, Inc. (Retail)	2,303	44,310
Lincoln National Corp. (Insurance)	2,585	64,315
Linear Technology Corp. (Semiconductors)	1,927	58,851
Lockheed Martin Corp. (Aerospace/Defense)	2,773	208,946
Loews Corp. (Insurance)	3,102	112,758
Lorillard, Inc. (Agriculture)	1,363	109,353
Lowe ’s Cos., Inc. (Retail)	12,737	297,918
LSI Logic Corp.* (Semiconductors)	5,640	33,896
M&T Bank Corp. (Banks)	705	47,157
Macy’s, Inc. (Retail)	3,619	60,654
Marathon Oil Corp. (Oil & Gas)	6,110	190,754
Marriott International, Inc.—Class A (Lodging)	2,162	58,915
Marsh & McLennan Cos., Inc. (Insurance)	4,559	100,663
Marshall & Ilsley Corp. (Banks)	4,512	24,590
Masco Corp. (Building Materials)	3,102	42,839
Massey Energy Co. (Coal)	705	29,617
MasterCard, Inc.—Class A (Software)	799	204,528
Mattel, Inc. (Toys/Games/Hobbies)	3,102	61,978
McAfee, Inc.* (Internet)	1,363	55,297
McCormick & Co., Inc. (Food)	1,128	40,755
McDonald’s Corp. (Retail)	9,353	584,001
McGraw-Hill Cos., Inc. (Media)	2,726	91,348
McKesson Corp. (Commercial Services)	2,303	143,937
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,739	75,994
MeadWestvaco Corp. (Forest Products & Paper)	1,457	41,714
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,136	264,332
Medtronic, Inc. (Healthcare-Products)	9,588	421,680
MEMC Electronic Materials, Inc.* (Semiconductors)	1,927	26,246
Merck & Co., Inc. (Pharmaceuticals)	26,461	966,885
Meredith Corp. (Media)	282	8,700
MetLife, Inc. (Insurance)	7,097	250,879
MetroPCS Communications, Inc.* (Telecommunications)	2,256	17,213
Microchip Technology, Inc. (Semiconductors)	1,551	45,072
Micron Technology, Inc.* (Semiconductors)	7,332	77,426
Microsoft Corp. (Software)	66,975	2,042,068
Millipore Corp.* (Biotechnology)	470	34,005
Molex, Inc. (Electrical Components & Equipment)	1,175	25,321
Molson Coors Brewing Co.—Class B (Beverages)	1,363	61,553
Monsanto Co. (Agriculture)	4,700	384,225
Monster Worldwide, Inc.* (Internet)	1,081	18,809
Moody’s Corp. (Commercial Services)	1,692	45,346
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	11,750	347,800
Motorola, Inc.* (Telecommunications)	20,022	155,371
Murphy Oil Corp. (Oil & Gas)	1,645	89,159
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,632	48,508
Nabors Industries, Ltd.* (Oil & Gas)	2,444	53,499
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,269	25,152
National Semiconductor Corp. (Semiconductors)	2,021	31,043
National-Oilwell Varco, Inc. (Oil & Gas Services)	3,619	159,562
NetApp, Inc.* (Computers)	2,914	100,212
Newell Rubbermaid, Inc. (Housewares)	2,397	35,979
Newmont Mining Corp. (Mining)	4,230	200,121
News Corp.—Class A (Media)	19,505	267,023
Nicor, Inc. (Gas)	376	15,830
NIKE, Inc.—Class B (Apparel)	3,337	220,476
NiSource, Inc. (Electric)	2,350	36,143

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

Noble Energy, Inc. (Oil & Gas)	1,504	$107,115
Nordstrom, Inc. (Retail)	1,410	52,988
Norfolk Southern Corp. (Transportation)	3,149	165,071
Northeast Utilities System (Electric)	1,504	38,788
Northern Trust Corp. (Banks)	2,068	108,363
Northrop Grumman Corp. (Aerospace/Defense)	2,679	149,622
Novell, Inc.* (Software)	3,008	12,483
Novellus Systems, Inc.* (Semiconductors)	799	18,649
Nucor Corp. (Iron/Steel)	2,726	127,168
NVIDIA Corp.* (Semiconductors)	4,794	89,552
NYSE Euronext (Diversified Financial Services)	2,209	55,888
O’Reilly Automotive, Inc.* (Retail)	1,175	44,791
Occidental Petroleum Corp. (Oil & Gas)	7,003	569,694
Office Depot, Inc.* (Retail)	2,350	15,158
Omnicom Group, Inc. (Advertising)	2,679	104,883
Oracle Corp. (Software)	33,887	831,587
Owens-Illinois, Inc.* (Packaging & Containers)	1,457	47,892
PACCAR, Inc. (Auto Manufacturers)	3,149	114,214
Pactiv Corp.* (Packaging & Containers)	1,128	27,230
Pall Corp. (Miscellaneous Manufacturing)	987	35,729
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,363	73,438
Patterson Cos., Inc.* (Healthcare-Products)	799	22,356
Paychex, Inc. (Commercial Services)	2,773	84,965
Peabody Energy Corp. (Coal)	2,303	104,119
People’s United Financial, Inc. (Banks)	3,008	50,234
Pepco Holdings, Inc. (Electric)	1,880	31,678
PepsiCo, Inc. (Beverages)	13,536	822,989
PerkinElmer, Inc. (Electronics)	987	20,322
Pfizer, Inc. (Pharmaceuticals)	69,983	1,272,991
PG&E Corp. (Electric)	3,196	142,701
Philip Morris International, Inc. (Commercial Services)	16,497	794,990
Pinnacle West Capital Corp. (Electric)	846	30,947
Pioneer Natural Resources Co. (Oil & Gas)	987	47,544
Pitney Bowes, Inc. (Office/Business Equipment)	1,786	40,649
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,410	53,242
PNC Financial Services Group (Banks)	3,995	210,896
Polo Ralph Lauren Corp. (Apparel)	470	38,061
PPG Industries, Inc. (Chemicals)	1,410	82,541
PPL Corp. (Electric)	3,243	104,781
Praxair, Inc. (Chemicals)	2,632	211,376
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,175	129,661
Priceline.com, Inc.* (Internet)	376	82,156
Principal Financial Group, Inc. (Insurance)	2,726	65,533
Procter & Gamble Co. (Cosmetics/Personal Care)	25,333	1,535,940
Progress Energy, Inc. (Electric)	2,397	98,301
Progressive Corp.* (Insurance)	5,828	104,846
ProLogis (REIT)	4,089	55,978
Prudential Financial, Inc. (Insurance)	3,995	198,791
Public Service Enterprise Group, Inc. (Electric)	4,371	145,336
Public Storage, Inc. (REIT)	1,175	95,704
Pulte Homes, Inc.* (Home Builders)	2,726	27,260
QLogic Corp.* (Semiconductors)	987	18,625
Qualcomm, Inc. (Telecommunications)	14,476	669,660
Quanta Services, Inc.* (Commercial Services)	1,786	37,220
Quest Diagnostics, Inc. (Healthcare-Services)	1,316	79,460
Questar Corp. (Pipelines)	1,504	62,521
Qwest Communications International, Inc. (Telecommunications)	12,878	54,216
R.R. Donnelley & Sons Co. (Commercial Services)	1,739	38,728
RadioShack Corp. (Retail)	1,081	21,080
Range Resources Corp. (Oil & Gas)	1,363	67,946
Raytheon Co. (Aerospace/Defense)	3,290	169,501
Red Hat, Inc.* (Software)	1,598	49,378
Regions Financial Corp. (Banks)	10,293	54,450
Republic Services, Inc. (Environmental Control)	2,773	78,504
Reynolds American, Inc. (Agriculture)	1,457	77,177
Robert Half International, Inc. (Commercial Services)	1,269	33,920
Rockwell Automation, Inc. (Machinery-Diversified)	1,222	57,410
Rockwell Collins, Inc. (Aerospace/Defense)	1,363	75,456
Roper Industries, Inc. (Miscellaneous Manufacturing)	799	41,844
Ross Stores, Inc. (Retail)	1,081	46,170
Rowan Cos., Inc.* (Oil & Gas)	940	21,282
Ryder System, Inc. (Transportation)	470	19,350
Safeway, Inc. (Food)	3,525	75,047
SAIC, Inc.* (Commercial Services)	2,632	49,850
Salesforce.com, Inc.* (Software)	940	69,344
SanDisk Corp.* (Computers)	1,974	57,226
Sara Lee Corp. (Food)	6,016	73,275
SCANA Corp. (Electric)	940	35,419
Schlumberger, Ltd. (Oil & Gas Services)	10,387	676,090
Scripps Networks Interactive—Class A (Entertainment)	752	31,208
Sealed Air Corp. (Packaging & Containers)	1,363	29,795
Sears Holdings Corp.* (Retail)	376	31,377
Sempra Energy (Gas)	2,115	118,398
Sherwin-Williams Co. (Chemicals)	799	49,258
Sigma-Aldrich Corp. (Chemicals)	1,034	52,248
Simon Property Group, Inc. (REIT)	2,460	196,308
SLM Corp.* (Diversified Financial Services)	4,089	46,083
Smith International, Inc. (Oil & Gas Services)	2,115	57,465
Snap-on, Inc. (Hand/Machine Tools)	470	19,862
Southern Co. (Electric)	6,909	230,208
Southwest Airlines Co. (Airlines)	6,392	73,061
Southwestern Energy Co.* (Oil & Gas)	2,961	142,720
Spectra Energy Corp. (Pipelines)	5,593	114,712
Sprint Nextel Corp.* (Telecommunications)	25,756	94,267
St. Jude Medical, Inc.* (Healthcare-Products)	2,867	105,448
Staples, Inc. (Retail)	6,251	153,712
Starbucks Corp.* (Retail)	6,439	148,483
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,598	58,439
State Street Corp. (Banks)	4,277	186,221
Stericycle, Inc.* (Environmental Control)	705	38,895
Stryker Corp. (Healthcare-Products)	2,444	123,104
Sun Microsystems, Inc.* (Computers)	6,533	61,214
Sunoco, Inc. (Oil & Gas)	987	25,761
SunTrust Banks, Inc. (Banks)	4,324	87,734
SuperValu, Inc. (Food)	1,833	23,297
Symantec Corp.* (Internet)	7,003	125,284
Sysco Corp. (Food)	5,123	143,137
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,209	117,629
Target Corp. (Retail)	6,486	313,728
TECO Energy, Inc. (Electric)	1,833	29,731
Tellabs, Inc.* (Telecommunications)	3,337	18,954
Tenet Healthcare Corp.* (Healthcare-Services)	3,713	20,013
Teradata Corp.* (Computers)	1,457	45,794
Teradyne, Inc.* (Semiconductors)	1,504	16,138
Tesoro Petroleum Corp. (Oil & Gas)	1,175	15,921
Texas Instruments, Inc. (Semiconductors)	10,857	282,933
Textron, Inc. (Miscellaneous Manufacturing)	2,350	44,204
The AES Corp.* (Electric)	5,781	76,945
The Charles Schwab Corp. (Diversified Financial Services)	8,225	154,794
The Dow Chemical Co. (Chemicals)	9,917	274,007
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	987	47,731
The Gap, Inc. (Retail)	4,089	85,665
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,418	745,935

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,068	$29,159
The Hershey Co. (Food)	1,410	50,464
The New York Times Co.—Class A* (Media)	987	12,199
The Pepsi Bottling Group, Inc. (Beverages)	1,222	45,825
The Stanley Works (Hand/Machine Tools)	658	33,894
The Travelers Cos., Inc. (Insurance)	4,700	234,342
The Williams Cos., Inc. (Pipelines)	5,029	106,011
Thermo Fisher Scientific, Inc.* (Electronics)	3,525	168,107
Tiffany & Co. (Retail)	1,034	44,462
Time Warner Cable, Inc. (Media)	3,055	126,446
Time Warner, Inc. (Media)	10,105	294,460
Titanium Metals Corp.* (Mining)	705	8,827
TJX Cos., Inc. (Retail)	3,619	132,274
Torchmark Corp. (Insurance)	705	30,985
Total System Services, Inc. (Software)	1,692	29,221
Tyson Foods, Inc.—Class A (Food)	2,632	32,295
U.S. Bancorp (Banks)	16,544	372,405
Union Pacific Corp. (Transportation)	4,371	279,307
United Parcel Service, Inc.—Class B (Transportation)	8,601	493,439
United States Steel Corp. (Iron/Steel)	1,222	67,357
United Technologies Corp. (Aerospace/Defense)	8,131	564,373
UnitedHealth Group, Inc. (Healthcare-Services)	10,058	306,568
UnumProvident Corp. (Insurance)	2,867	55,964
V.F. Corp. (Apparel)	752	55,076
Valero Energy Corp. (Oil & Gas)	4,888	81,874
Varian Medical Systems, Inc.* (Healthcare-Products)	1,034	48,443
Ventas, Inc. (REIT)	1,316	57,562
VeriSign, Inc.* (Internet)	1,645	39,875
Verizon Communications, Inc. (Telecommunications)	24,628	815,926
Viacom, Inc.—Class B* (Media)	5,264	156,499
Visa, Inc.—Class A (Commercial Services)	3,854	337,071
Vornado Realty Trust (REIT)	1,316	92,041
Vulcan Materials Co. (Building Materials)	1,081	56,936
W.W. Grainger, Inc. (Distribution/Wholesale)	517	50,061
Wal-Mart Stores, Inc. (Retail)	18,471	987,275
Walgreen Co. (Retail)	8,554	314,103
Walt Disney Co. (Media)	16,544	533,544
Washington Post Co.—Class B (Media)	47	20,661
Waste Management, Inc. (Environmental Control)	4,230	143,016
Waters Corp.* (Electronics)	799	49,506
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	893	35,372
WellPoint, Inc.* (Healthcare-Services)	3,948	230,129
Wells Fargo & Co. (Banks)	44,321	1,196,224
Western Digital Corp.* (Computers)	1,927	85,077
Western Union Co. (Commercial Services)	5,969	112,516
Weyerhaeuser Co. (Forest Products & Paper)	1,833	79,076
Whirlpool Corp. (Home Furnishings)	611	49,283
Whole Foods Market, Inc.* (Food)	1,175	32,254
Windstream Corp. (Telecommunications)	3,760	41,322
Wisconsin Energy Corp. (Electric)	987	49,182
Wyndham Worldwide Corp. (Lodging)	1,504	30,336
Wynn Resorts, Ltd. (Lodging)	564	32,842
Xcel Energy, Inc. (Electric)	3,948	83,816
Xerox Corp. (Office/Business Equipment)	7,520	63,619
Xilinx, Inc. (Semiconductors)	2,397	60,069
XL Capital, Ltd.—Class A (Insurance)	2,961	54,275
XTO Energy, Inc. (Oil & Gas)	5,029	233,999
Yahoo!, Inc.* (Internet)	10,293	172,717
YUM! Brands, Inc. (Retail)	4,042	141,349
Zimmer Holdings, Inc.* (Healthcare-Products)	1,833	108,349
Zions Bancorp (Banks)	1,175	15,075

TOTAL COMMON STOCKS
(Cost $58,848,849)		85,651,072

Repurchase Agreements (18.7%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,270,000 (Collateralized by $3,339,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $3,335,503)	$3,270,000	3,270,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,565,000 (Collateralized by $1,598,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,597,765)	1,565,000	1,565,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $15,206,000 (Collateralized by $15,210,000 of various Federal Home Loan Bank Securities, 1.63%–3.63%, 7/27/11–9/16/11, market value $15,518,643)	15,206,000	15,206,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $456,000 (Collateralized by $465,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $466,744)	456,000	456,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $788,000 (Collateralized by $794,693 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–1/15/12, market value $803,822)	788,000	788,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,285,000)		21,285,000

TOTAL INVESTMENT SECURITIES
(Cost $80,133,849)—94.2%		106,936,072
Net other assets (liabilities)—5.8%		6,572,216

NET ASSETS—100.0%		$113,508,288

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $2,270,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $11,211,000)	202	$28,476

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$3,804,669	$(42,341)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	13,022,607	(145,255)

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

ProFund VP Bull invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$135,754	0.1%
Aerospace/Defense	1,888,546	1.8%
Agriculture	1,096,837	1.0%
Airlines	73,061	0.1%
Apparel	413,194	0.4%
Auto Manufacturers	400,914	0.4%
Auto Parts & Equipment	186,633	0.1%
Banks	4,287,922	3.7%
Beverages	2,270,586	2.0%
Biotechnology	1,070,754	0.9%
Building Materials	99,775	0.1%
Chemicals	1,336,459	1.0%
Coal	210,976	0.2%
Commercial Services	1,906,904	1.5%
Computers	5,322,427	4.8%
Cosmetics/Personal Care	2,050,506	1.8%
Distribution/Wholesale	148,770	0.1%
Diversified Financial Services	4,831,624	4.3%
Electric	2,920,785	2.4%
Electrical Components & Equipment	301,625	0.2%
Electronics	468,851	0.4%
Energy-Alternate Sources	50,910	NM
Engineering & Construction	108,746	0.1%
Entertainment	78,846	NM
Environmental Control	260,415	0.2%
Food	1,619,013	1.4%
Forest Products & Paper	273,466	0.3%
Gas	134,228	0.1%
Hand/Machine Tools	87,273	NM
Healthcare-Products	3,199,297	2.8%
Healthcare-Services	966,660	0.9%
Holding Companies-Diversified	39,135	NM
Home Builders	70,721	NM
Home Furnishings	69,181	NM
Household Products/Wares	388,369	0.4%
Housewares	35,979	NM
Insurance	2,095,111	2.0%
Internet	2,473,771	2.1%
Iron/Steel	304,459	0.3%
Leisure Time	170,083	0.1%
Lodging	180,532	0.2%
Machinery-Construction & Mining	305,352	0.3%
Machinery-Diversified	379,884	0.4%
Media	2,315,459	2.0%
Metal Fabricate/Hardware	129,661	0.1%
Mining	642,683	0.6%
Miscellaneous Manufacturing	2,955,299	2.6%
Office/Business Equipment	104,268	0.1%
Oil & Gas	7,975,200	7.1%
Oil & Gas Services	1,431,746	1.3%
Packaging & Containers	172,702	NM
Pharmaceuticals	5,161,500	4.6%
Pipelines	342,843	0.4%
REIT	964,944	1.1%
Real Estate	31,252	NM
Retail	5,164,812	4.4%
Savings & Loans	56,142	0.1%
Semiconductors	2,249,112	2.1%
Software	4,191,973	3.8%
Telecommunications	5,208,854	4.6%
Textiles	29,384	NM
Toys/Games/Hobbies	95,128	0.1%
Transportation	1,713,776	1.6%
Other**	27,857,216	24.5%

Total	$113,508,288	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$85,651,072	$–	$85,651,072
Repurchase Agreements	–	21,285,000	21,285,000

Total Investment Securities	85,651,072	21,285,000	106,936,072

Other Financial Instruments^	28,476	(187,596)	(159,120)

Total Investments	$85,679,548	$21,097,404	$106,776,952

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$80,133,849

Securities, at value	85,651,072
Repurchase agreements, at value	21,285,000

Total Investment Securities, at value	106,936,072
Cash	1,078
Segregated cash balances with brokers for futures contracts	407,461
Dividends receivable	115,661
Receivable for capital shares issued	6,515,238
Prepaid expenses	177

Total Assets	113,975,687

Liabilities:
Payable for investments purchased	12,130
Payable for capital shares redeemed	536
Unrealized loss on swap agreements	187,596
Variation margin on futures contracts	47,218
Advisory fees payable	50,450
Management services fees payable	6,727
Administration fees payable	3,359
Administrative services fees payable	44,106
Distribution fees payable	39,147
Trustee fees payable	263
Transfer agency fees payable	9,952
Fund accounting fees payable	6,719
Compliance services fees payable	1,353
Other accrued expenses	57,843

Total Liabilities	467,399

Net Assets	$113,508,288

Net Assets consist of:
Capital	$111,426,220
Accumulated net investment income (loss)	135,672
Accumulated net realized gains (losses) on investments	(24,696,707)
Net unrealized appreciation (depreciation) on investments	26,643,103

Net Assets	$113,508,288

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,853,001

Net Asset Value (offering and redemption price per share)	$23.39

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,438,227
Interest	12,179

Total Investment Income	1,450,406

Expenses:
Advisory fees	591,607
Management services fees	78,880
Administration fees	33,052
Transfer agency fees	49,763
Administrative services fees	247,957
Distribution fees	197,202
Custody fees	21,150
Fund accounting fees	70,481
Trustee fees	1,066
Compliance services fees	869
Other fees	127,920

Total Gross Expenses before reductions	1,419,947
Less Expenses reduced by the Advisor	(104,894)

Total Net Expenses	1,315,053

Net Investment Income (Loss)	135,353

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,463,974
Net realized gains (losses) on futures contracts	84,353
Net realized gains (losses) on swap agreements	3,892,207
Change in net unrealized appreciation/depreciation on investments	10,941,234

Net Realized and Unrealized Gains (Losses) on Investments	16,381,768

Change in Net Assets Resulting from Operations	$16,517,121

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$135,353	$686,731
Net realized gains (losses) on investments	5,440,534	(12,877,495)
Change in net unrealized appreciation/depreciation on investments	10,941,234	(33,350,958)

Change in net assets resulting from operations	16,517,121	(45,541,722)

Distributions to Shareholders From:
Net investment income	(686,731)	—
Net realized gains on investments	—	(1,550,179)

Change in net assets resulting from distributions	(686,731)	(1,550,179)

Capital Transactions:
Proceeds from shares issued	336,815,211	569,010,998
Dividends reinvested	686,731	1,550,179
Value of shares redeemed	(310,347,182)	(616,470,162)

Change in net assets resulting from capital transactions	27,154,760	(45,908,985)

Change in net assets	42,985,150	(93,000,886)
Net Assets:
Beginning of period	70,523,138	163,524,024

End of period	$113,508,288	$70,523,138

Accumulated net investment income (loss)	$135,672	$686,731

Share Transactions:
Issued	16,825,626	22,631,861
Reinvested	30,850	60,248
Redeemed	(15,728,348)	(24,259,643)

Change in shares	1,128,128	(1,567,534)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.93	$30.90	$30.40	$28.27	$27.59

Investment Activities:
Net investment income (loss)(a)	0.03	0.16	0.19	0.11	0.06
Net realized and unrealized gains (losses) on investments	4.57	(11.68)	0.89	3.63	0.69

Total income (loss) from investment activities	4.60	(11.52)	1.08	3.74	0.75

Distributions to Shareholders From:
Net investment income	(0.14)	—	(0.18)	(0.08)	(0.07)
Net realized gains on investments	—	(0.45)	(0.40)	(1.53)	—

Total distributions	(0.14)	(0.45)	(0.58)	(1.61)	(0.07)

Net Asset Value, End of Period	$23.39	$18.93	$30.90	$30.40	$28.27

Total Return	24.34%	(37.67)%	3.55%	13.66%	2.74%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.73%	1.67%	1.70%	1.78%
Net expenses	1.67%	1.63%	1.62%	1.67%	1.78%
Net investment income (loss)	0.17%	0.63%	0.60%	0.38%	0.21%
Supplemental Data:
Net assets, end of period (000’s)	$113,508	$70,523	$163,524	$310,894	$297,546
Portfolio turnover rate(b)	116%	259%	175%	224%	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Mid-Cap

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2009, the Fund had a total return of 32.88%, compared to a total return of 37.37%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Cree Research Inc (+252.55%), Carmax Inc (+207.74%), and Newfield Exploration Co (+144.20%), while the bottom three performers in this group were Everest Re Group Ltd (+12.53%), New York Community Bancorp (+21.32%), and Vertex Pharmaceuticals Inc (+41.05%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap	8/31/2007	32.88%	–8.58%	1.84%	1.68%

S&P MidCap 400 Index	8/31/2007	37.37%	–5.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	63%
Swap Agreements	37%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	December 31, 2009

Repurchase Agreements (95.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,240,000 (Collateralized by $2,287,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,285,025)	$2,240,000	$2,240,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,200,000 (Collateralized by $2,245,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,244,670)	2,200,000	2,200,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,521,000 (Collateralized by $2,504,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $2,577,886)	2,521,000	2,521,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,174,000 (Collateralized by $2,192,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,218,945)	2,174,000	2,174,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,185,000 (Collateralized by $2,223,400 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–12/15/11, market value $2,228,929)	2,185,000	2,185,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,320,000)		11,320,000

TOTAL INVESTMENT SECURITIES
(Cost $11,320,000)—95.6%		11,320,000
Net other assets (liabilities)—4.4%		523,844

NET ASSETS—100.0%		$11,843,844

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $7,534,800)	104	$319,096

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$894,721	$(15,363)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	3,462,121	(59,521)

See accompanying notes to the financial statements.

12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$11,320,000	$11,320,000

Total Investment Securities	–	11,320,000	11,320,000

Other Financial Instruments^	319,096	(74,884)	244,212

Total Investments	$319,096	$11,245,116	$11,564,212

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Mid-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$11,320,000

Repurchase agreements, at value	11,320,000

Total Investment Securities, at value	11,320,000
Cash	742
Segregated cash balances with brokers for futures contracts	731,120
Prepaid expenses	5

Total Assets	12,051,867

Liabilities:
Payable for capital shares redeemed	13,764
Unrealized loss on swap agreements	74,884
Variation margin on futures contracts	92,560
Advisory fees payable	6,796
Management services fees payable	906
Administration fees payable	376
Administrative services fees payable	6,448
Distribution fees payable	6,492
Trustee fees payable	29
Transfer agency fees payable	1,057
Fund accounting fees payable	751
Compliance services fees payable	88
Other accrued expenses	3,872

Total Liabilities	208,023

Net Assets	$11,843,844

Net Assets consist of:
Capital	$12,229,790
Accumulated net realized gains (losses) on investments	(630,158)
Net unrealized appreciation (depreciation) on investments	244,212

Net Assets	$11,843,844

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	488,398

Net Asset Value (offering and redemption price per share)	$24.25

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$2,470

Expenses:
Advisory fees	31,018
Management services fees	4,136
Administration fees	1,695
Transfer agency fees	2,540
Administrative services fees	10,010
Distribution fees	10,339
Custody fees	4,228
Fund accounting fees	3,446
Trustee fees	52
Compliance services fees	81
Other fees	5,057

Total Gross Expenses before reductions	72,602
Less Expenses reduced by the Advisor	(3,466)

Total Net Expenses	69,136

Net Investment Income (Loss)	(66,666)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	351,506
Net realized gains (losses) on swap agreements	593,364
Change in net unrealized appreciation/depreciation on investments	153,049

Net Realized and Unrealized Gains (Losses) on Investments	1,097,919

Change in Net Assets Resulting from Operations	$1,031,253

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(66,666)	$(971)
Net realized gains (losses) on investments	944,870	(1,259,389)
Change in net unrealized appreciation/depreciation on investments	153,049	93,536

Change in net assets resulting from operations	1,031,253	(1,166,824)

Distributions to Shareholders From:
Net investment income	—	(8,867)

Change in net assets resulting from distributions	—	(8,867)

Capital Transactions:
Proceeds from shares issued	20,201,179	18,857,936
Dividends reinvested	—	8,867
Value of shares redeemed	(11,371,020)	(15,902,395)

Change in net assets resulting from capital transactions	8,830,159	2,964,408

Change in net assets	9,861,412	1,788,717
Net Assets:
Beginning of period	1,982,432	193,715

End of period	$11,843,844	$1,982,432

Share Transactions:
Issued	972,780	736,075
Reinvested	—	332
Redeemed	(592,980)	(634,329)

Change in shares	379,800	102,078

See accompanying notes to the financial statements.

15

PROFUNDS VP
ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	6.35	(11.36)	(0.59)

Total income (loss) from investment activities	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—	(0.09)	—

Net Asset Value, End of Period	$24.25	$18.25	$29.71

Total Return	32.88%	(38.37)%	(0.97)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.75%	1.84%	2.02%
Net expenses(d)	1.67%	1.63%	1.63%
Net investment income (loss)(d)	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$11,844	$1,982	$194
Portfolio turnover rate(e)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

16

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2009, the Fund had a total return of 26.14%, compared to a total return of 27.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), 3Com Corp (+228.95%), and Skyworks Solutions Inc (+156.14%), while the bottom three performers in this group were UAL Corp (+17.15%), Solera Holdings Inc (+49.42%), and Bally Technologies Inc (+71.83%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap	5/1/2001	26.14%	–1.24%	1.69%	1.63%	1.63%

Russell 2000 Index	5/1/2001	27.16%	0.53%	4.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

17

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	6%
Swap Agreements	95%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Human Genome Sciences, Inc.	NM
Regal-Beloit Corp.	NM
Domtar Corp.	NM
3Com Corp.	NM
Tupperware Corp.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	4%
Utilities	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks (6.4%)
	Shares	Value

1st Source Corp. (Banks)	10	$161
3Com Corp.* (Telecommunications)	126	945
3PAR, Inc.* (Computers)	14	166
99 Cents Only Stores* (Retail)	20	261
AAON, Inc. (Building Materials)	20	390
AAR Corp.* (Aerospace/Defense)	20	460
ABIOMED, Inc.* (Healthcare-Products)	24	210
ABM Industries, Inc. (Commercial Services)	20	413
Acco Brands Corp.* (Household Products/Wares)	28	204
ACI Worldwide, Inc.* (Software)	16	274
Acme Packet, Inc.* (Telecommunications)	16	176
Acorda Therapeutics, Inc.* (Biotechnology)	14	353
Actuant Corp.—Class A (Miscellaneous Manufacturing)	30	556
Acuity Brands, Inc. (Miscellaneous Manufacturing)	18	642
Acxiom Corp.* (Software)	34	456
Adaptec, Inc.* (Telecommunications)	84	281
ADC Telecommunications, Inc.* (Telecommunications)	38	236
Administaff, Inc. (Commercial Services)	12	283
ADTRAN, Inc. (Telecommunications)	22	496
Advisory Board Co.* (Commercial Services)	10	307
Affymax, Inc.* (Biotechnology)	8	198
Affymetrix, Inc.* (Biotechnology)	36	210
Aircastle, Ltd. (Trucking & Leasing)	26	256
AirTran Holdings, Inc.* (Airlines)	42	219
Alaska Air Group, Inc.* (Airlines)	14	484
Alaska Communications Systems Group, Inc. (Telecommunications)	32	255
Albany International Corp.—Class A (Machinery-Diversified)	22	494
Alexander’s, Inc.* (REIT)	2	609
Align Technology, Inc.* (Healthcare-Products)	24	428
Alkermes, Inc.* (Pharmaceuticals)	32	301
Allied Capital Corp.* (Investment Companies)	58	209
Allied Nevada Gold Corp.* (Mining)	16	241
Allos Therapeutics, Inc.* (Pharmaceuticals)	30	197
AMAG Pharmaceuticals, Inc.* (Biotechnology)	6	228
Ambac Financial Group, Inc.* (Insurance)	124	103
AMCOL International Corp. (Mining)	12	341
American Campus Communities, Inc. (REIT)	22	618
American Dairy, Inc.* (Food)	4	87
American Ecology Corp. (Environmental Control)	14	239
American Greetings Corp.—Class A (Household Products/Wares)	14	305
American Italian Pasta Co.—Class A* (Food)	8	278
American Medical Systems Holdings, Inc.* (Healthcare-Products)	24	463
American Public Education, Inc.* (Commercial Services)	6	206
American Reprographics Co.* (Software)	24	168
AMERIGROUP Corp.* (Healthcare-Services)	18	485
Amerisafe, Inc.* (Insurance)	16	288
Ameristar Casinos, Inc. (Lodging)	10	152
Ameron International Corp. (Miscellaneous Manufacturing)	4	254
Amkor Technology, Inc.* (Semiconductors)	50	358
AMN Healthcare Services, Inc.* (Commercial Services)	46	417
ANADIGICS, Inc.* (Semiconductors)	34	143
Analogic Corp. (Electronics)	6	231
AngioDynamics, Inc.* (Healthcare-Products)	16	257
Anixter International, Inc.* (Telecommunications)	12	565
AnnTaylor Stores Corp.* (Retail)	22	300
Apogee Enterprises, Inc. (Building Materials)	20	280
Apollo Investment Corp. (Investment Companies)	62	591
Applied Industrial Technologies, Inc. (Machinery-Diversified)	16	353
Applied Micro Circuits Corp.* (Semiconductors)	30	224
Arch Chemicals, Inc. (Chemicals)	16	494
ArcSight, Inc.* (Telecommunications)	8	205
Ardea Biosciences, Inc.* (Pharmaceuticals)	10	140
Arena Pharmaceuticals, Inc.* (Biotechnology)	40	142
Arena Resources, Inc.* (Oil & Gas)	18	776
Ares Capital Corp. (Investment Companies)	38	473
Argo Group International Holdings, Ltd.* (Insurance)	20	583
Argon ST, Inc.* (Aerospace/Defense)	12	261
Ariba, Inc.* (Internet)	36	451
Arkansas Best Corp. (Transportation)	12	353
ArQule, Inc.* (Biotechnology)	30	111
Array BioPharma, Inc.* (Pharmaceuticals)	56	157
Arris Group, Inc.* (Telecommunications)	44	503
Art Technology Group, Inc.* (Internet)	54	244
Aruba Networks, Inc.* (Telecommunications)	20	213

See accompanying notes to the financial statements.

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

ArvinMeritor, Inc.* (Auto Parts & Equipment)	34	$380
Asbury Automotive Group, Inc.* (Retail)	14	161
Ashford Hospitality Trust* (REIT)	42	195
AsiaInfo Holdings, Inc.* (Internet)	12	366
Assured Guaranty, Ltd. (Insurance)	20	435
Astec Industries, Inc.* (Machinery-Construction & Mining)	10	269
Astoria Financial Corp. (Savings & Loans)	40	497
ATC Technology Corp.* (Auto Parts & Equipment)	14	334
athenahealth, Inc.* (Software)	10	452
Atheros Communications* (Telecommunications)	22	753
Atlantic Tele-Network, Inc. (Environmental Control)	4	220
Atlas Air Worldwide Holdings, Inc.* (Transportation)	8	298
Atlas Energy, Inc. (Oil & Gas)	20	603
ATMI, Inc.* (Semiconductors)	16	298
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	16	480
Avid Technology, Inc.* (Software)	20	255
Avis Budget Group, Inc.* (Commercial Services)	34	446
AZZ, Inc.* (Miscellaneous Manufacturing)	8	262
Badger Meter, Inc. (Electronics)	6	239
Balchem Corp. (Chemicals)	12	402
Baldor Electric Co. (Hand/Machine Tools)	22	618
Baldwin & Lyons, Inc.—Class B (Insurance)	14	345
Bally Technologies, Inc.* (Entertainment)	18	743
BancFirst Corp. (Banks)	8	296
Bank Mutual Corp. (Banks)	48	332
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	28	342
Barnes Group, Inc. (Miscellaneous Manufacturing)	24	406
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	20	320
Belden, Inc. (Electrical Components & Equipment)	22	482
Benchmark Electronics, Inc.* (Electronics)	28	529
Berry Petroleum Co.—Class A (Oil & Gas)	20	583
Bill Barrett Corp.* (Oil & Gas)	20	622
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	8	314
BioMed Realty Trust, Inc. (REIT)	36	568
Black Box Corp. (Telecommunications)	8	227
Blackbaud, Inc. (Software)	20	473
Blackboard, Inc.* (Software)	12	545
Blount International, Inc.* (Machinery-Diversified)	24	242
Blue Coat Systems, Inc.* (Internet)	16	457
Bob Evans Farms, Inc. (Retail)	16	463
Boston Private Financial Holdings, Inc. (Banks)	40	231
Bowne & Co., Inc. (Commercial Services)	1	7
BPZ Resources, Inc.* (Oil & Gas)	32	304
Brady Corp.—Class A (Electronics)	20	600
Brigham Exploration Co.* (Oil & Gas)	48	650
Bristow Group, Inc.* (Transportation)	12	461
Brooks Automation, Inc.* (Semiconductors)	40	343
Brown Shoe Co., Inc. (Retail)	24	237
Bruker Corp.* (Healthcare-Products)	18	217
Brunswick Corp. (Leisure Time)	36	458
Brush Engineered Materials, Inc.* (Mining)	12	222
Buffalo Wild Wings, Inc.* (Retail)	8	322
CACI International, Inc.—Class A* (Computers)	12	586
Calamos Asset Management, Inc. (Diversified Financial Services)	12	138
Calgon Carbon Corp.* (Environmental Control)	18	250
California Water Service Group (Water)	12	442
Capella Education Co.* (Commercial Services)	6	452
Capstead Mortgage Corp. (REIT)	26	355
CardioNet, Inc.* (Healthcare-Products)	12	71
Carrizo Oil & Gas, Inc.* (Oil & Gas)	16	424
Carter’s, Inc.* (Apparel)	20	525
Casey’s General Stores, Inc. (Retail)	18	575
Cash America International, Inc. (Retail)	10	350
Cass Information Systems, Inc. (Banks)	8	243
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	14	511
Cathay Bancorp, Inc. (Banks)	22	166
Cavium Networks, Inc.* (Semiconductors)	14	334
CBIZ, Inc.* (Commercial Services)	60	462
CEC Entertainment, Inc.* (Retail)	10	319
Celera Corp.* (Biotechnology)	32	221
Centene Corp.* (Healthcare-Services)	16	339
Central Garden & Pet Co.—Class A* (Household Products/Wares)	22	219
Century Aluminum Co.* (Mining)	24	389
Cenveo, Inc.* (Commercial Services)	36	315
Cepheid, Inc.* (Healthcare-Products)	26	324
Ceradyne, Inc.* (Miscellaneous Manufacturing)	12	231
Charming Shoppes, Inc.* (Retail)	44	285
Chart Industries, Inc.* (Machinery-Diversified)	12	199
Chattem, Inc.* (Cosmetics/Personal Care)	4	373
Checkpoint Systems, Inc.* (Electronics)	20	305
Cheesecake Factory, Inc.* (Retail)	22	475
Chemed Corp. (Commercial Services)	10	480
Chemical Financial Corp. (Banks)	20	472
Churchill Downs, Inc. (Entertainment)	8	299
Cincinnati Bell, Inc.* (Telecommunications)	100	345
CIRCOR International, Inc. (Metal Fabricate/Hardware)	10	252
Cirrus Logic, Inc.* (Semiconductors)	40	273
Citi Trends, Inc.* (Retail)	6	166
City Holding Co. (Banks)	12	388
CKE Restaurants, Inc. (Retail)	32	271
CKX, Inc.* (Media)	28	148
Clarcor, Inc. (Miscellaneous Manufacturing)	18	584
Clean Harbors, Inc.* (Environmental Control)	6	358
Clearwater Paper Corp.* (Forest Products & Paper)	6	330
Coeurd’Alene Mines Corp.* (Mining)	19	343
Coinstar, Inc.* (Commercial Services)	14	389
Coldwater Creek, Inc.* (Retail)	30	134
Collective Brands, Inc.* (Retail)	22	501
Colonial Properties Trust (REIT)	28	328
Community Bank System, Inc. (Banks)	26	502
Commvault Systems, Inc.* (Software)	16	379
Compellent Technologies, Inc.* (Computers)	10	227
Complete Production Services, Inc.* (Oil & Gas Services)	44	572
Computer Programs & Systems, Inc. (Software)	6	276
comScore, Inc.* (Internet)	10	176
Comtech Telecommunications Corp.* (Telecommunications)	10	351
Conceptus, Inc.* (Healthcare-Products)	14	263
Concur Technologies, Inc.* (Software)	14	598
CONMED Corp.* (Healthcare-Products)	18	410
Conseco, Inc.* (Insurance)	80	400
Consolidated Communications Holdings, Inc. (Telecommunications)	22	385
Contango Oil & Gas Co.* (Oil & Gas)	6	282
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	26	521
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	10	330
Corinthian Colleges, Inc.* (Commercial Services)	26	358
CRA International, Inc.* (Commercial Services)	8	213
Cracker Barrel Old Country Store, Inc. (Retail)	10	380
Crocs, Inc.* (Apparel)	28	161
CSG Systems International, Inc.* (Software)	22	420
Cubic Corp. (Electronics)	8	298
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	20	379
Curtiss-Wright Corp. (Aerospace/Defense)	16	501
Cyberonics, Inc.* (Healthcare-Products)	14	286

See accompanying notes to the financial statements.

19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

CyberSource Corp.* (Internet)	24	$483
Cymer, Inc.* (Electronics)	12	461
Cypress Bioscience, Inc.* (Pharmaceuticals)	22	127
Darling International, Inc.* (Environmental Control)	38	318
DCT Industrial Trust, Inc. (REIT)	72	361
DealerTrack Holdings, Inc.* (Internet)	18	338
Deckers Outdoor Corp.* (Apparel)	4	407
Delphi Financial Group, Inc.—Class A (Insurance)	18	403
Delta Petroleum Corp.* (Oil & Gas)	74	77
Deluxe Corp. (Commercial Services)	24	355
Denny ’s Corp.* (Retail)	80	175
Developers Diversified Realty Corp. (REIT)	58	537
Dexcom, Inc.* (Healthcare-Products)	20	162
DHT Maritime, Inc. (Transportation)	56	206
Diamond Foods, Inc. (Food)	8	284
DiamondRock Hospitality Co. (REIT)	46	390
Digital River, Inc.* (Internet)	14	378
Dillards, Inc.—Class A (Retail)	22	406
DineEquity, Inc.* (Retail)	4	97
Diodes, Inc.* (Semiconductors)	12	245
Dionex Corp.* (Electronics)	8	591
Dolan Media* (Media)	12	123
Dollar Financial Corp.* (Commercial Services)	12	284
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	8	205
Domtar Corp.* (Forest Products & Paper)	18	997
Dress Barn, Inc.* (Retail)	22	508
Drew Industries, Inc.* (Building Materials)	16	330
Drill-Quip, Inc.* (Oil & Gas Services)	12	678
Durect Corp.* (Pharmaceuticals)	58	143
Dycom Industries, Inc.* (Engineering & Construction)	16	128
E* TRADE Financial Corp.* (Diversified Financial Services)	174	305
EarthLink, Inc. (Internet)	50	416
East West Bancorp, Inc. (Banks)	32	506
EastGroup Properties, Inc. (REIT)	12	459
Eastman Kodak Co.* (Miscellaneous Manufacturing)	110	464
Eclipsys Corp.* (Software)	20	370
eHealth, Inc.* (Insurance)	12	197
Electro Scientific Industries, Inc.* (Electronics)	22	238
Electronics for Imaging, Inc.* (Computers)	30	390
EMCOR Group, Inc.* (Engineering & Construction)	24	646
Emeritus Corp.* (Healthcare-Services)	12	225
Employers Holdings, Inc. (Insurance)	22	337
Emulex Corp.* (Semiconductors)	30	327
Encore Wire Corp. (Electrical Components & Equipment)	12	253
EnergySolutions, Inc. (Environmental Control)	28	238
EnerSys* (Electrical Components & Equipment)	16	350
Ennis, Inc. (Household Products/Wares)	22	369
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	14	370
Entegris, Inc.* (Semiconductors)	64	338
Entertainment Properties Trust (REIT)	18	635
EPIQ Systems, Inc.* (Software)	16	224
Equity Lifestyle Properties, Inc. (REIT)	14	707
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	10	359
Esterline Technologies Corp.* (Aerospace/Defense)	14	571
Euronet Worldwide, Inc.* (Commercial Services)	22	483
ev3, Inc.* (Healthcare-Products)	26	347
Evercore Partners, Inc.—Class A (Diversified Financial Services)	8	243
Exelixis, Inc.* (Biotechnology)	48	354
Exponent, Inc.* (Commercial Services)	12	334
Extra Space Storage, Inc. (REIT)	42	485
F.N.B. Corp. (Banks)	42	285
Fair Isaac Corp. (Software)	22	469
Federal Signal Corp. (Miscellaneous Manufacturing)	32	193
FEI Co.* (Electronics)	14	327
FelCor Lodging Trust, Inc.* (REIT)	40	144
Financial Federal Corp. (Diversified Financial Services)	16	440
First BanCorp (Banks)	42	97
First Commonwealth Financial Corp. (Banks)	52	242
First Financial Bancorp (Banks)	30	437
First Financial Corp. (Banks)	8	244
First Merchants Corp. (Banks)	34	202
First Midwest Bancorp, Inc. (Banks)	32	348
FirstMerit Corp. (Banks)	30	604
Flagstone Reinsurance Holdings, Ltd. (Insurance)	34	372
Flushing Financial Corp. (Savings & Loans)	22	248
Force Protection, Inc.* (Auto Manufacturers)	24	125
Forestar Group, Inc.* (Real Estate)	16	352
FormFactor, Inc.* (Semiconductors)	22	479
Fossil, Inc.* (Household Products/Wares)	18	604
FPIC Insurance Group, Inc.* (Insurance)	10	386
Franklin Electric Co., Inc. (Hand/Machine Tools)	14	407
Franklin Street Properties Corp. (REIT)	24	351
Fred’s, Inc. (Retail)	20	204
Fresh Del Monte Produce, Inc.* (Food)	16	354
Fuller (H.B.) Co. (Chemicals)	24	546
FX Energy, Inc.* (Oil & Gas)	38	108
Gartner Group, Inc.* (Commercial Services)	24	433
General Communication, Inc.—Class A* (Telecommunications)	28	179
General Maritime Corp. (Oil & Gas Services)	28	196
Genesco, Inc.* (Retail)	10	275
Genesee & Wyoming, Inc.—Class A* (Transportation)	14	457
Genoptix, Inc.* (Healthcare-Services)	8	284
GeoEye, Inc.* (Telecommunications)	8	223
GFI Group, Inc. (Diversified Financial Services)	26	119
Glacier Bancorp, Inc. (Banks)	26	357
Glatfelter (Forest Products & Paper)	32	389
Global Cash Access Holdings, Inc.* (Commercial Services)	18	135
Global Industries, Ltd.* (Oil & Gas Services)	48	342
Globecomm Systems, Inc.* (Telecommunications)	28	219
GMX Resources, Inc.* (Oil & Gas)	18	247
Golar LNG, Ltd.* (Transportation)	22	282
Goodrich Petroleum Corp.* (Oil & Gas)	12	292
GrafTech International, Ltd.* (Electrical Components & Equipment)	46	715
Gran Tierra Energy, Inc.* (Oil & Gas)	82	470
Granite Construction, Inc. (Engineering & Construction)	12	404
Graphic Packaging Holding Co.* (Packaging & Containers)	58	201
Greatbatch, Inc.* (Electrical Components & Equipment)	12	231
Group 1 Automotive, Inc.* (Retail)	10	284
GulfMark Offshore, Inc.* (Transportation)	14	396
Haemonetics Corp.* (Healthcare-Products)	8	441
Halozyme Therapeutics, Inc.* (Biotechnology)	40	235
Hancock Holding Co. (Banks)	10	438
Harleysville National Corp. (Banks)	44	283
Harmonic, Inc.* (Telecommunications)	50	317
Harris Stratex Networks, Inc.—Class A* (Telecommunications)	30	207
Harte-Hanks, Inc. (Advertising)	28	302
Hatteras Financial Corp. (REIT)	12	336
Haynes International, Inc. (Metal Fabricate/Hardware)	8	264
Headwaters, Inc.* (Energy-Alternate Sources)	38	248
See accompanying notes to the financial statements.

20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Healthcare Realty Trust, Inc. (REIT)	28	$601
Healthcare Services Group, Inc. (Commercial Services)	20	429
HEALTHSOUTH Corp.* (Healthcare-Services)	26	488
HealthSpring, Inc.* (Healthcare-Services)	20	352
Healthways, Inc.* (Healthcare-Services)	14	257
Heartland Express, Inc. (Transportation)	24	366
Heartland Payment Systems, Inc. (Commercial Services)	18	236
HEICO Corp. (Aerospace/Defense)	10	443
Heidrick & Struggles International, Inc. (Commercial Services)	14	437
Helen of Troy, Ltd.* (Household Products/Wares)	16	391
Hercules Offshore, Inc.* (Oil & Gas Services)	60	287
Herman Miller, Inc. (Office Furnishings)	22	352
Hexcel Corp.* (Aerospace/Defense Equipment)	40	519
Highwoods Properties, Inc. (REIT)	24	800
HMS Holdings Corp.* (Commercial Services)	10	487
Home Federal Bancorp, Inc. (Savings & Loans)	22	293
Home Properties, Inc. (REIT)	16	763
Horace Mann Educators Corp. (Insurance)	22	275
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	18	419
Horsehead Holding Corp.* (Mining)	22	281
Hot Topic, Inc.* (Retail)	24	153
HSN, Inc.* (Retail)	18	363
Hub Group, Inc.—Class A* (Transportation)	14	376
Human Genome Sciences, Inc.* (Biotechnology)	50	1,530
Huron Consulting Group, Inc.* (Commercial Services)	8	184
Iconix Brand Group, Inc.* (Apparel)	26	329
ICU Medical, Inc.* (Healthcare-Products)	8	292
II-VI, Inc.* (Electronics)	12	382
Immucor, Inc.* (Healthcare-Products)	24	486
ImmunoGen, Inc.* (Biotechnology)	30	236
Impax Laboratories, Inc.* (Pharmaceuticals)	22	299
Independent Bank Corp./MA (Banks)	18	376
Infinera Corp.* (Telecommunications)	26	231
Infinity Property & Casualty Corp. (Insurance)	12	488
Informatica Corp.* (Software)	30	776
Information Services Group, Inc.* (Commercial Services)	66	209
Inland Real Estate Corp. (REIT)	58	473
Innospec, Inc. (Chemicals)	14	141
Insight Enterprises, Inc.* (Retail)	18	206
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	12	273
Insteel Industries, Inc. (Miscellaneous Manufacturing)	20	260
InterDigital, Inc.* (Telecommunications)	16	425
Interface, Inc.—Class A (Office Furnishings)	24	199
Intermec, Inc.* (Machinery-Diversified)	30	386
Interval Leisure Group, Inc.* (Leisure Time)	16	200
Intevac, Inc.* (Machinery-Diversified)	22	252
Invacare Corp. (Healthcare-Products)	20	499
inVentiv Health, Inc.* (Advertising)	16	259
ION Geophysical Corp.* (Oil & Gas Services)	54	320
IPC The Hospitalist Co.* (Healthcare-Services)	6	200
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	32	355
J. Crew Group, Inc.* (Retail)	14	626
j2 Global Communications, Inc.* (Internet)	20	407
Jack Henry & Associates, Inc. (Computers)	32	740
Jack in the Box, Inc.* (Retail)	24	472
Jackson Hewitt Tax Service, Inc.* (Commercial Services)	22	97
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	22	267
James River Coal Co.* (Coal)	14	259
JetBlue Airways Corp.* (Airlines)	86	469
Jo-Ann Stores, Inc.* (Retail)	12	435
John Bean Technologies Corp. (Miscellaneous Manufacturing)	14	238
Jones Apparel Group, Inc. (Apparel)	34	546
Jos. A. Bank Clothiers, Inc.* (Retail)	8	338
K-Swiss, Inc.—Class A* (Apparel)	30	298
Kaiser Aluminum Corp. (Mining)	8	333
Kaman Corp. (Aerospace/Defense)	14	323
Kaydon Corp. (Metal Fabricate/Hardware)	12	429
KBW, Inc.* (Diversified Financial Services)	10	274
Kelly Services, Inc.—Class A* (Commercial Services)	26	310
Kenexa Corp.* (Commercial Services)	14	183
Key Energy Services, Inc.* (Oil & Gas Services)	64	563
Keynote Systems, Inc. (Internet)	22	240
Kforce, Inc.* (Commercial Services)	30	375
Kindred Healthcare, Inc.* (Healthcare-Services)	16	295
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	32	493
Knight Transportation, Inc. (Transportation)	24	463
Knightsbridge Tankers, Ltd. (Transportation)	16	212
Kopin Corp.* (Semiconductors)	42	176
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	10	304
L-1 Identity Solutions, Inc.* (Electronics)	34	255
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	8	238
Laclede Group, Inc. (Gas)	12	405
Ladish Co., Inc.* (Metal Fabricate/Hardware)	14	211
Lakeland Financial Corp. (Banks)	12	207
Lancaster Colony Corp. (Miscellaneous Manufacturing)	8	398
Lance, Inc. (Food)	16	421
Landauer, Inc. (Commercial Services)	6	368
LaSalle Hotel Properties (REIT)	24	510
Lawson Software, Inc.* (Software)	64	426
Lexington Realty Trust (REIT)	54	328
LHC Group, Inc.* (Healthcare-Services)	8	269
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	54	117
Littelfuse, Inc.* (Electrical Components & Equipment)	14	450
Live Nation, Inc.* (Commercial Services)	42	357
Liz Claiborne, Inc.* (Apparel)	62	349
Loral Space & Communications, Inc.* (Telecommunications)	4	126
Louisiana-Pacific Corp.* (Forest Products & Paper)	54	377
Lufkin Industries, Inc. (Oil & Gas Services)	8	586
Luminex Corp.* (Healthcare-Products)	16	239
M&F Worldwide Corp.* (Food)	8	316
Magellan Health Services, Inc.* (Healthcare-Services)	14	570
MainSource Financial Group, Inc. (Banks)	24	115
ManTech International Corp.—Class A* (Software)	8	386
Marcus Corp. (Lodging)	20	256
MarketAxess Holdings, Inc. (Diversified Financial Services)	16	222
Martek Biosciences Corp.* (Biotechnology)	18	341
Masimo Corp.* (Healthcare-Products)	20	608
MasTec, Inc.* (Telecommunications)	20	250
Matrix Service Co.* (Oil & Gas Services)	16	170
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	14	496
Max Capital Group, Ltd. (Insurance)	18	401
MB Financial, Inc. (Banks)	28	552
McGrath Rentcorp (Commercial Services)	12	268
McMoRan Exploration Co.* (Oil & Gas)	38	305
Meadowbrook Insurance Group, Inc. (Insurance)	38	281
MedAssets, Inc.* (Software)	16	339
Mediacom Communications Corp.—Class A* (Media)	32	143

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Medical Properties Trust, Inc. (REIT)	40	$400
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	22	595
Mentor Graphics Corp.* (Computers)	42	371
MercadoLibre, Inc.* (Commercial Services)	8	415
Meridian Bioscience, Inc. (Healthcare-Products)	14	302
Merit Medical Systems, Inc.* (Healthcare-Products)	18	347
Meritage Homes Corp.* (Home Builders)	10	193
MF Global, Ltd.* (Diversified Financial Services)	18	125
MFA Financial, Inc. (REIT)	74	544
MGE Energy, Inc. (Electric)	16	572
MGIC Investment Corp.* (Insurance)	34	197
Microsemi Corp.* (Semiconductors)	30	532
Mid-America Apartment Communities, Inc. (REIT)	12	579
Middlesex Water Co. (Water)	26	458
MKS Instruments, Inc.* (Semiconductors)	28	487
Mobile Mini, Inc.* (Storage/Warehousing)	22	310
ModusLink Global Solutions, Inc.* (Internet)	24	226
Momenta Pharmaceuticals, Inc.* (Biotechnology)	16	202
Monolithic Power Systems, Inc.* (Semiconductors)	14	336
Montpelier Re Holdings, Ltd. (Insurance)	46	797
Moog, Inc.—Class A* (Aerospace/Defense)	16	468
Move, Inc.* (Internet)	72	120
MPS Group, Inc.* (Commercial Services)	56	769
Mueller Industries, Inc. (Metal Fabricate/Hardware)	16	397
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	50	260
National CineMedia, Inc. (Entertainment)	16	265
National Financial Partners* (Diversified Financial Services)	16	129
National Penn Bancshares, Inc. (Banks)	56	324
National Presto Industries, Inc. (Housewares)	4	437
National Retail Properties, Inc. (REIT)	30	637
Natus Medical, Inc.* (Healthcare-Products)	20	296
Navigant Consulting Co.* (Commercial Services)	24	357
NBT Bancorp, Inc. (Banks)	18	367
Nektar Therapeutics* (Biotechnology)	36	336
Neogen Corp.* (Pharmaceuticals)	14	331
Net 1 UEPS Technologies, Inc.* (Commercial Services)	20	388
Netezza Corp.* (Computers)	24	233
NETGEAR, Inc.* (Telecommunications)	16	347
Netlogic Microsystems, Inc.* (Semiconductors)	8	370
Neutral Tandem, Inc.* (Telecommunications)	10	228
NewAlliance Bancshares, Inc. (Savings & Loans)	44	528
NewMarket Corp. (Chemicals)	4	459
Newpark Resources, Inc.* (Oil & Gas Services)	62	262
Newport Corp.* (Electronics)	40	368
NIC, Inc. (Internet)	32	292
Nicor, Inc. (Gas)	18	758
Nordson Corp. (Machinery-Diversified)	12	734
Northwest Natural Gas Co. (Gas)	12	540
Novatel Wireless, Inc.* (Telecommunications)	18	143
NPS Pharmaceuticals, Inc.* (Biotechnology)	40	136
NTELOS Holdings Corp. (Telecommunications)	14	249
Nu Skin Enterprises, Inc. (Retail)	24	645
NuVasive, Inc.* (Healthcare-Products)	12	384
Ocwen Financial Corp.* (Diversified Financial Services)	14	134
OfficeMax, Inc.* (Retail)	36	457
Old Dominion Freight Line, Inc.* (Transportation)	10	307
Old National Bancorp (Banks)	40	497
Olin Corp. (Chemicals)	34	596
OM Group, Inc.* (Chemicals)	12	377
OMEGA Healthcare Investors, Inc. (REIT)	42	817
Omnicell, Inc.* (Software)	18	210
OmniVision Technologies, Inc.* (Semiconductors)	24	349
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	20	587
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	10	113
optionsXpress Holdings, Inc. (Diversified Financial Services)	16	247
Orbital Sciences Corp.* (Aerospace/Defense)	28	427
Orient-Express Hotels, Ltd.—Class A* (Lodging)	24	243
Oriental Financial Group, Inc. (Banks)	14	151
Orion Marine Group, Inc.* (Engineering & Construction)	8	168
Orthofix International N.V.* (Healthcare-Products)	10	310
Orthovita, Inc.* (Healthcare-Products)	34	119
Otter Tail Corp. (Electric)	16	397
Owens & Minor, Inc. (Distribution/Wholesale)	14	601
Pacific Sunwear of California, Inc.* (Retail)	32	127
PacWest Bancorp (Banks)	14	282
PAETEC Holding Corp.* (Telecommunications)	58	241
Palm, Inc.* (Computers)	24	241
Palomar Medical Technologies, Inc.* (Healthcare-Products)	10	101
Papa John’s International, Inc.* (Retail)	12	280
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	16	433
Parametric Technology Corp.* (Software)	42	686
PAREXEL International Corp.* (Commercial Services)	20	282
Park Electrochemical Corp. (Electronics)	16	442
Parker Drilling Co.* (Oil & Gas)	64	317
PDL BioPharma, Inc. (Biotechnology)	46	316
Pegasystems, Inc. (Software)	8	272
Penn Virginia Corp. (Oil & Gas)	22	468
PetMed Express, Inc. (Pharmaceuticals)	16	282
Petroleum Development* (Oil & Gas)	14	255
PetroQuest Energy, Inc.* (Oil & Gas)	28	172
Pharmasset, Inc.* (Pharmaceuticals)	16	331
PharMerica Corp.* (Pharmaceuticals)	16	254
Phase Forward, Inc.* (Software)	20	307
PHH Corp.* (Commercial Services)	18	290
PHI, Inc.* (Transportation)	8	166
PICO Holdings, Inc.* (Water)	10	327
Piedmont Natural Gas Co., Inc. (Gas)	26	695
Pinnacle Entertainment, Inc.* (Entertainment)	24	216
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	8	405
Plantronics, Inc. (Telecommunications)	20	520
Platinum Underwriters Holdings, Ltd. (Insurance)	18	689
Plexus Corp.* (Electronics)	18	513
PNM Resources, Inc. (Electric)	34	430
Polaris Industries, Inc. (Leisure Time)	10	436
Polycom, Inc.* (Telecommunications)	28	699
PolyOne Corp.* (Chemicals)	68	508
Polypore International, Inc.* (Miscellaneous Manufacturing)	14	167
Portland General Electric Co. (Electric)	28	571
Post Properties, Inc. (REIT)	20	392
Potlatch Corp. (Forest Products & Paper)	18	574
Powell Industries, Inc.* (Electrical Components & Equipment)	6	189
Power Integrations, Inc. (Semiconductors)	12	436
Powerwave Technologies, Inc.* (Telecommunications)	74	93
Premiere Global Services, Inc.* (Telecommunications)	26	215
PrivateBancorp, Inc. (Banks)	10	90
ProAssurance Corp.* (Insurance)	14	752
Progress Software Corp.* (Software)	22	643
Prospect Capital Corp. (Investment Companies)	16	189
Prosperity Bancshares, Inc. (Banks)	16	648
Provident New York Bancorp (Savings & Loans)	46	388
PSS World Medical, Inc.* (Healthcare-Products)	24	542
Psychiatric Solutions, Inc.* (Healthcare-Services)	16	338

See accompanying notes to the financial statements.

22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Quanex Building Products Corp. (Building Materials)	22	$373
Quantum Corp.* (Computers)	108	316
Quest Software, Inc.* (Software)	28	515
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	30	143
Quidel Corp.* (Healthcare-Products)	16	220
Quiksilver, Inc.* (Apparel)	60	121
Rackspace Hosting, Inc.* (Internet)	22	459
Radian Group, Inc. (Insurance)	36	263
Raven Industries, Inc. (Miscellaneous Manufacturing)	10	318
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	14	341
RC2 Corp.* (Toys/Games/Hobbies)	8	118
RCN Corp.* (Telecommunications)	28	304
Redwood Trust, Inc. (REIT)	26	376
Regal-Beloit Corp. (Hand/Machine Tools)	22	1,143
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	20	484
Regis Corp. (Retail)	20	311
RehabCare Group, Inc.* (Healthcare-Services)	8	243
Renasant Corp. (Banks)	18	245
Rent-A-Center, Inc.* (Commercial Services)	24	425
Res-Care, Inc.* (Healthcare-Services)	20	224
Resources Connection, Inc.* (Commercial Services)	20	424
RF Micro Devices, Inc.* (Telecommunications)	88	420
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	14	133
Rimage Corp.* (Computers)	12	208
Riverbed Technology, Inc.* (Computers)	18	413
RLI Corp. (Insurance)	12	639
Robbins & Myers, Inc. (Machinery-Diversified)	12	282
Rock-Tenn Co.—Class A (Forest Products & Paper)	14	706
Rockwood Holdings, Inc.* (Chemicals)	22	518
Rofin-Sinar Technologies, Inc.* (Electronics)	14	331
Rollins, Inc. (Commercial Services)	18	347
Rosetta Resources, Inc.* (Oil & Gas)	32	638
RTI Biologics, Inc.* (Healthcare-Products)	32	123
RTI International Metals, Inc.* (Mining)	14	352
Ruby Tuesday, Inc.* (Retail)	22	158
Ruddick Corp. (Food)	20	515
S.Y. Bancorp, Inc. (Banks)	10	214
S1 Corp.* (Internet)	36	235
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	24	610
Sally Beauty Holdings, Inc.* (Retail)	44	337
Sanderson Farms, Inc. (Food)	8	337
Sandy Spring Bancorp, Inc. (Banks)	16	142
Sapient Corp.* (Internet)	40	331
Savient Pharmaceuticals, Inc.* (Biotechnology)	14	191
SAVVIS, Inc.* (Telecommunications)	18	253
ScanSource, Inc.* (Distribution/Wholesale)	14	374
SCBT Financial Corp. (Banks)	12	332
School Specialty, Inc.* (Retail)	16	374
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	8	563
Seattle Genetics, Inc.* (Biotechnology)	40	406
Selective Insurance Group, Inc. (Insurance)	28	461
Semtech Corp.* (Semiconductors)	28	476
Sensient Technologies Corp. (Chemicals)	22	579
Shenandoah Telecommunications Co. (Telecommunications)	12	244
ShoreTel, Inc.* (Telecommunications)	20	116
Shuffle Master, Inc.* (Entertainment)	26	214
Signature Bank* (Banks)	14	447
Silicon Graphics International Corp.* (Computers)	46	322
Simmons First National Corp.—Class A (Banks)	10	278
Simpson Manufacturing Co., Inc. (Building Materials)	18	484
Sinclair Broadcast Group, Inc.—Class A* (Media)	80	322
Skechers U.S.A., Inc.—Class A* (Apparel)	20	588
SkyWest, Inc. (Airlines)	30	508
Skyworks Solutions, Inc.* (Semiconductors)	54	766
Smart Balance, Inc.* (Food)	32	192
Smith Corp. (Miscellaneous Manufacturing)	12	521
Smith Micro Software, Inc.* (Software)	20	183
Solera Holdings, Inc. (Software)	22	792
Solutia, Inc.* (Chemicals)	36	457
Sonic Automotive, Inc.* (Retail)	10	104
Sonic Corp.* (Retail)	36	363
SONICWALL, Inc.* (Internet)	50	381
SonoSite, Inc.* (Healthcare-Products)	14	331
Sonus Networks, Inc.* (Telecommunications)	98	207
Sotheby’s (Commercial Services)	12	270
Southside Bancshares, Inc. (Banks)	14	275
Southwest Gas Corp. (Gas)	24	685
Spartan Motors, Inc. (Auto Parts & Equipment)	12	68
Spartech Corp. (Chemicals)	12	123
Spherion Corp.* (Commercial Services)	26	146
SRA International, Inc.—Class A* (Computers)	16	306
Stage Stores, Inc. (Retail)	20	247
Standard Microsystems Corp.* (Semiconductors)	16	332
Standard Pacific Corp.* (Home Builders)	56	209
Stein Mart, Inc.* (Retail)	12	128
StellarOne Corp. (Banks)	14	139
Stepan Co. (Chemicals)	6	389
STERIS Corp. (Healthcare-Products)	22	615
Sterling Bancorp (Banks)	36	257
Sterling Bancshares, Inc. (Banks)	44	226
Steven Madden, Ltd.* (Apparel)	10	412
Stewart Enterprises, Inc.—Class A (Commercial Services)	40	206
Stifel Financial Corp.* (Diversified Financial Services)	10	592
Stone Energy Corp.* (Oil & Gas)	22	397
Sun Communities, Inc. (REIT)	20	395
Sun Healthcare Group, Inc.* (Healthcare-Services)	30	275
Sunstone Hotel Investors, Inc.* (REIT)	38	337
Superior Industries International, Inc. (Auto Parts & Equipment)	18	275
Susquehanna Bancshares, Inc. (Banks)	62	365
SVB Financial Group* (Banks)	10	417
Swift Energy Co.* (Oil & Gas)	24	575
Sycamore Networks, Inc. (Telecommunications)	9	188
Sykes Enterprises, Inc.* (Computers)	18	458
Symmetry Medical, Inc.* (Healthcare-Products)	24	193
Symyx Technologies, Inc.* (Chemicals)	20	110
Syniverse Holdings, Inc.* (Telecommunications)	22	385
SYNNEX Corp.* (Software)	10	307
Take-Two Interactive Software, Inc.* (Software)	26	261
Taleo Corp.—Class A* (Software)	14	329
Tanger Factory Outlet Centers, Inc. (REIT)	14	546
Technitrol, Inc. (Electronics)	20	88
Tekelec* (Telecommunications)	28	428
Teledyne Technologies, Inc.* (Aerospace/Defense)	14	537
TeleTech Holdings, Inc.* (Commercial Services)	14	280
Tempur-Pedic International, Inc.* (Home Furnishings)	24	567
Tennant Co. (Machinery-Diversified)	14	367
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	20	355
Terremark Worldwide, Inc.* (Internet)	36	246
Tessera Technologies, Inc.* (Semiconductors)	16	372
Tetra Tech, Inc.* (Environmental Control)	20	543
TETRA Technologies, Inc.* (Oil & Gas Services)	40	443
Texas Capital Bancshares, Inc.* (Banks)	22	307
Texas Roadhouse, Inc.—Class A* (Retail)	24	270
The Andersons, Inc. (Agriculture)	8	207
The Buckle, Inc. (Retail)	10	293
The Cato Corp.—Class A (Retail)	16	321

See accompanying notes to the financial statements.

23

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

The Children’s Place Retail Stores, Inc.* (Retail)	10	$330
The Corporate Executive Board Co. (Commercial Services)	16	365
The Geo Group, Inc.* (Commercial Services)	20	438
The Gymboree Corp.* (Apparel)	10	435
The Hain Celestial Group, Inc.* (Food)	20	340
The Men’s Wearhouse, Inc. (Retail)	22	463
The Pantry, Inc.* (Retail)	10	136
The Pep Boys—Manny, Moe & Jack (Retail)	22	186
The Phoenix Cos., Inc. (Insurance)	50	139
The Ryland Group, Inc. (Home Builders)	16	315
The Timberland Co.—Class A* (Apparel)	24	430
The Ultimate Software Group, Inc.* (Software)	12	352
The Warnaco Group, Inc.* (Apparel)	16	675
The Wet Seal, Inc.—Class A* (Retail)	58	200
Theravance, Inc.* (Pharmaceuticals)	20	261
Thoratec Corp.* (Healthcare-Products)	20	538
THQ, Inc.* (Software)	30	151
Tibco Software, Inc.* (Internet)	70	674
Ticketmaster Entertainment, Inc.* (Commercial Services)	22	269
Titan International, Inc. (Auto Parts & Equipment)	22	178
TiVo, Inc.* (Home Furnishings)	36	366
TNS, Inc.* (Commercial Services)	10	257
Tower Group, Inc. (Insurance)	16	375
Tractor Supply Co.* (Retail)	12	636
TradeStation Group, Inc.* (Diversified Financial Services)	36	284
Tredegar Corp. (Miscellaneous Manufacturing)	20	316
TreeHouse Foods, Inc.* (Food)	12	466
TriQuint Semiconductor, Inc.* (Semiconductors)	58	348
Triumph Group, Inc. (Aerospace/Defense)	8	386
True Religion Apparel, Inc.* (Apparel)	12	222
TrueBlue, Inc.* (Commercial Services)	34	504
TrustCo Bank Corp. NY (Banks)	56	353
Trustmark Corp. (Banks)	22	496
TTM Technologies, Inc.* (Electronics)	30	346
Tupperware Corp. (Household Products/Wares)	20	931
Tutor Perini Corp.* (Engineering & Construction)	10	181
Tyler Technologies, Inc.* (Computers)	22	438
UAL Corp.* (Airlines)	60	775
UIL Holdings Corp. (Electric)	18	505
UMB Financial Corp. (Banks)	14	551
Umpqua Holdings Corp. (Banks)	28	375
Union Bankshares Corp. (Banks)	10	124
Unisource Energy Corp. (Electric)	16	515
Unisys Corp.* (Computers)	12	463
United Fire & Casualty Co. (Insurance)	16	292
United Natural Foods, Inc.* (Food)	16	428
United Online, Inc. (Internet)	42	302
United Rentals, Inc.* (Commercial Services)	36	353
United Stationers, Inc.* (Distribution/Wholesale)	10	568
Universal Forest Products, Inc. (Building Materials)	10	368
Universal Health Realty Income Trust (REIT)	14	448
US Airways Group, Inc.* (Airlines)	74	358
USEC, Inc.* (Mining)	46	177
VAALCO Energy, Inc. (Oil & Gas)	46	209
Valassis Communications, Inc.* (Commercial Services)	20	365
ValueClick, Inc.* (Internet)	36	364
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	8	90
Varian, Inc.* (Electronics)	12	618
Veeco Instruments, Inc.* (Semiconductors)	18	595
VeriFone Holdings, Inc.* (Software)	30	491
ViaSat, Inc.* (Telecommunications)	12	381
ViroPharma, Inc.* (Pharmaceuticals)	34	285
VIVUS, Inc.* (Healthcare-Products)	34	312
Vocus, Inc.* (Internet)	10	180
Volcano Corp.* (Healthcare-Products)	20	348
W&T Offshore, Inc. (Oil & Gas)	28	328
W.R. Grace & Co.* (Chemicals)	26	659
Walter Investment Management Corp. (REIT)	6	86
Washington REIT (REIT)	22	606
Washington Trust Bancorp, Inc. (Banks)	14	218
Watsco, Inc. (Distribution/Wholesale)	6	294
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	14	665
Watts Water Technologies, Inc.—Class A (Electronics)	16	495
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	34	394
WD-40 Co. (Household Products/Wares)	12	388
Websense, Inc.* (Internet)	20	349
Webster Financial Corp. (Banks)	30	356
WellCare Health Plans, Inc.* (Healthcare-Services)	14	515
Werner Enterprises, Inc. (Transportation)	20	396
WesBanco, Inc. (Banks)	18	222
West Pharmaceutical Services, Inc. (Healthcare-Products)	16	627
Westamerica Bancorp (Banks)	10	554
Westfield Financial, Inc. (Banks)	38	314
Weyco Group, Inc. (Apparel)	8	189
WGL Holdings, Inc. (Gas)	20	671
Willbros Group, Inc.* (Oil & Gas Services)	22	371
Winn-Dixie Stores, Inc.* (Food)	24	241
Wintrust Financial Corp. (Banks)	14	431
Wolverine World Wide, Inc. (Apparel)	24	653
Woodward Governor Co. (Electronics)	22	567
World Acceptance Corp.* (Diversified Financial Services)	8	287
World Fuel Services Corp. (Retail)	24	643
World Wrestling Entertainment, Inc. (Entertainment)	22	337
Worthington Industries, Inc. (Metal Fabricate/Hardware)	26	340
Wright Express Corp.* (Commercial Services)	16	510
Wright Medical Group, Inc.* (Healthcare-Products)	20	379
XenoPort, Inc.* (Pharmaceuticals)	14	260
Zenith National Insurance Corp. (Insurance)	20	596
Zep, Inc. (Chemicals)	12	208
Zoll Medical Corp.* (Healthcare-Products)	14	374
Zoran Corp.* (Semiconductors)	24	265

TOTAL COMMON STOCKS
(Cost $185,918)		281,799

Repurchase Agreements (96.2%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $652,000 (Collateralized by $666,000 U.S. Treasury Notes, 1.00%, 12/31/11, market value $665,163)	$652,000	652,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $311,000 (Collateralized by $319,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $318,953)	311,000	311,000

See accompanying notes to the financial statements.

24

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,033,000 (Collateralized by $3,019,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $3,098,817)	$3,033,000	$3,033,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $91,000 (Collateralized by $94,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $94,353)	91,000	91,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $160,000 (Collateralized by $151,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $163,294)	160,000	160,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,247,000)		4,247,000

TOTAL INVESTMENT SECURITIES
(Cost $4,432,918)—102.6%		4,528,799
Net other assets (liabilities)—(2.6)%		(115,217)

NET ASSETS—100.0%		$4,413,582

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $190,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,196,004	$(15,287)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,972,684	(38,059)
ProFund VP Small-Cap invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$561	NM
Aerospace/Defense	4,377	0.1%
Aerospace/Defense Equipment	519	NM
Agriculture	207	NM
Airlines	2,813	0.1%
Apparel	6,340	0.2%
Auto Manufacturers	125	NM
Auto Parts & Equipment	2,111	NM
Banks	18,081	0.4%
Biotechnology	6,230	0.1%
Building Materials	2,225	NM
Chemicals	6,566	0.1%
Coal	259	NM
Commercial Services	19,242	0.4%
Computers	5,878	0.1%
Cosmetics/Personal Care	715	NM
Distribution/Wholesale	2,487	0.1%
Diversified Financial Services	4,437	0.1%
Electric	2,990	NM
Electrical Components & Equipment	2,670	0.1%
Electronics	8,224	0.1%
Energy-Alternate Sources	248	NM
Engineering & Construction	1,800	0.1%
Entertainment	2,074	0.1%
Environmental Control	2,166	NM
Food	4,259	NM
Forest Products & Paper	4,330	0.2%
Gas	3,754	0.1%
Hand/Machine Tools	2,168	0.2%
Healthcare-Products	13,077	0.3%
Healthcare-Services	5,673	NM
Home Builders	717	NM
Home Furnishings	933	NM
Household Products/Wares	3,411	0.2%
Housewares	437	NM
Insurance	10,494	0.4%
Internet	8,115	0.1%
Investment Companies	1,462	NM
Leisure Time	1,094	NM
Lodging	651	NM
Machinery-Construction & Mining	269	NM
Machinery-Diversified	3,309	0.1%
Media	736	NM
Metal Fabricate/Hardware	2,732	0.1%
Mining	2,679	NM
Miscellaneous Manufacturing	7,339	0.1%
Office Furnishings	551	NM
Oil & Gas	9,102	0.5%
Oil & Gas Services	5,209	0.1%
Packaging & Containers	201	NM
Pharmaceuticals	7,301	0.1%
REIT	16,716	0.4%
Real Estate	352	NM
Retail	16,751	0.4%
Savings & Loans	1,954	NM
Semiconductors	9,202	0.2%
Software	12,785	0.4%
Storage/Warehousing	310	NM
Telecommunications	13,774	0.3%
Toys/Games/Hobbies	385	NM
Transportation	4,739	0.1%
Trucking & Leasing	256	NM
Water	1,227	NM
Other**	4,131,783	93.6%

Total	$4,413,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

25

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$281,799	$–	$281,799
Repurchase Agreements	–	4,247,000	4,247,000

Total Investment Securities	281,799	4,247,000	4,528,799

Other Financial Instruments^	–	(53,346)	(53,346)

Total Investments	$281,799	$4,193,654	$4,475,453

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$4,432,918

Securities, at value	281,799
Repurchase agreements, at value	4,247,000

Total Investment Securities, at value	4,528,799
Cash	417
Dividends receivable	320
Receivable for investments sold	550
Receivable from Advisor	2,255
Prepaid expenses	9

Total Assets	4,532,350

Liabilities:
Payable for capital shares redeemed	53,645
Unrealized loss on swap agreements	53,346
Administration fees payable	151
Administrative services fees payable	3,037
Distribution fees payable	3,073
Trustee fees payable	12
Transfer agency fees payable	447
Fund accounting fees payable	303
Compliance services fees payable	63
Other accrued expenses	4,691

Total Liabilities	118,768

Net Assets	$4,413,582

Net Assets consist of:
Capital	$4,904,990
Accumulated net investment income (loss)	(67)
Accumulated net realized gains (losses) on investments	(533,876)
Net unrealized appreciation (depreciation) on investments	42,535

Net Assets	$4,413,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	197,085

Net Asset Value (offering and redemption price per share)	$22.39

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$13,640
Interest	2,562

Total Investment Income	16,202

Expenses:
Advisory fees	31,018
Management services fees	4,136
Administration fees	1,743
Transfer agency fees	2,606
Administrative services fees	9,903
Distribution fees	10,339
Custody fees	12,136
Fund accounting fees	8,554
Trustee fees	57
Compliance services fees	76
Other fees	14,388

Total Gross Expenses before reductions	94,956
Less Expenses reduced by the Advisor	(23,358)

Total Net Expenses	71,598

Net Investment Income (Loss)	(55,396)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	245,183
Net realized gains (losses) on futures contracts	(396,738)
Net realized gains (losses) on swap agreements	356,779
Change in net unrealized appreciation/depreciation on investments	(292,903)

Net Realized and Unrealized Gains (Losses) on Investments	(87,679)

Change in Net Assets Resulting from Operations	$(143,075)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(55,396)	$(147,324)
Net realized gains (losses) on investments	205,224	946,642
Change in net unrealized appreciation/depreciation on investments	(292,903)	(5,740,525)

Change in net assets resulting from operations	(143,075)	(4,941,207)

Distributions to Shareholders From:
Net investment income	—	(145,273)
Net realized gains on investments	—	(5,293,282)

Change in net assets resulting from distributions	—	(5,438,555)

Capital Transactions:
Proceeds from shares issued	197,414,026	57,258,918
Dividends reinvested	—	5,438,555
Value of shares redeemed	(195,672,112)	(118,028,326)

Change in net assets resulting from capital transactions	1,741,914	(55,330,853)

Change in net assets	1,598,839	(65,710,615)
Net Assets:
Beginning of period	2,814,743	68,525,358

End of period	$4,413,582	$2,814,743

Accumulated net investment income (loss)	$(67)	$—

Share Transactions:
Issued	10,569,204	2,612,478
Reinvested	—	209,578
Redeemed	(10,530,714)	(4,894,957)

Change in shares	38,490	(2,072,901)

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the
	year ended		year ended	year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.75		$30.71	$37.24	$32.95	$35.93

Investment Activities:
Net investment income (loss)(a)	(0.25)		(0.10)	0.06	0.17	— (b)
Net realized and unrealized gains (losses) on investments	4.89	(c)	(9.82)	(0.82)	4.65	1.04

Total income (loss) from investment activities	4.64		(9.92)	(0.76)	4.82	1.04

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.28)	—	—
Net realized gains on investments	—		(2.96)	(5.49)	(0.53)	(4.02)

Total distributions	—		(3.04)	(5.77)	(0.53)	(4.02)

Net Asset Value, End of Period	$22.39		$17.75	$30.71	$37.24	$32.95

Total Return	26.14%		(35.44)%	(2.21)%	14.75%	2.81%

Ratios to Average Net Assets:
Gross expenses	2.30%		1.65%	1.61%	1.59%	1.60%
Net expenses	1.73%	(d)	1.62%	1.56%	1.55%	1.60%
Net investment income (loss)	(1.34)%		(0.37)%	0.15%	0.47%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,414		$2,815	$68,525	$119,948	$117,108
Portfolio turnover rate(e)	840%		69%	40%	53%	67%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

ProFund VP Dow 30

The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial AverageSM (“DJIA”). For the year ended December 31, 2009, the Fund had a total return of 17.58%, compared to a total return of 22.70%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Alcoa Inc (+43.16%), Walt Disney Co (+42.13%), and Hewlett-Packard Co (+41.94%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Verizon Communications Inc (–2.27%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Dow 30 from May 1, 2006 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Dow 30	5/1/2006	17.58%	–1.12%	1.55%	1.55%

Dow Jones Industrial Average	5/1/2006	22.70%	0.42%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

30

PROFUNDS VP
ProFund VP Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Dow 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	25%
Swap Agreements	75%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	20%
Consumer Non-Cyclical	19%
Technology	17%
Financial	11%
Energy	10%
Consumer Cyclical	10%
Communications	9%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	December 31, 2009

Repurchase Agreements (39.8%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $34,000 (Collateralized by $34,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $34,756)	$34,000	$34,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $34,000 (Collateralized by $35,000 of various U.S. Treasury Securities, 0.08%‡–1.88%, 3/8/10–6/15/12, market value $35,047)	34,000	34,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $34,000 (Collateralized by $33,900 U.S. Treasury Notes, 1.88%, 6/15/12, market value $34,780)	34,000	34,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $34,000 (Collateralized by $35,000 of various U.S. Treasury Securities, 1.88%–2.08%, 6/15/12–6/18/12, market value $35,176)	34,000	34,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $32,000 (Collateralized by $30,400 U.S. Treasury Notes, 4.63%, 8/31/11, market value $32,702)	32,000	32,000

TOTAL REPURCHASE AGREEMENTS
(Cost $168,000)		168,000

TOTAL INVESTMENT SECURITIES
(Cost $168,000)—39.8%		168,000
Net other assets (liabilities)—60.2%		254,579

NET ASSETS—100.0%		$422,579

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $10,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased

		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 3/19/10 (Underlying notional amount at value $103,630)	2	$1,523

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$254,462	$(170)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	64,139	(736)

See accompanying notes to the financial statements.

31

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Dow 30	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$168,000	$168,000

Total Investment Securities	–	168,000	168,000

Other Financial Instruments^	1,523	(906)	617

Total Investments	$1,523	$167,094	$168,617

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Dow 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$168,000

Repurchase agreements, at value	168,000

Total Investment Securities, at value	168,000
Cash	259
Segregated cash balances with brokers for futures contracts	12,940
Receivable for capital shares issued	245,753
Prepaid expenses	2

Total Assets	426,954

Liabilities:
Unrealized loss on swap agreements	906
Variation margin on futures contracts	1,210
Advisory fees payable	122
Management services fees payable	16
Administration fees payable	6
Administrative services fees payable	11
Distribution fees payable	489
Transfer agency fees payable	173
Fund accounting fees payable	13
Compliance services fees payable	7
Other accrued expenses	1,422

Total Liabilities	4,375

Net Assets	$422,579

Net Assets consist of:
Capital	$501,458
Accumulated net realized gains (losses) on investments	(79,496)
Net unrealized appreciation (depreciation) on investments	617

Net Assets	$422,579

Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	17,389

Net Asset Value (offering and redemption price per share)	$24.30

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$570

Expenses:
Advisory fees	6,022
Management services fees	803
Administration fees	348
Transfer agency fees	526
Administrative services fees	73
Distribution fees	2,007
Custody fees	4,187
Fund accounting fees	705
Trustee fees	5
Other fees	1,298

Total Gross Expenses before reductions	15,974
Less Expenses reduced by the Advisor	(1,729)

Total Net Expenses	14,245

Net Investment Income (Loss)	(13,675)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(58,732)
Net realized gains (losses) on swap agreements	(207,148)
Change in net unrealized appreciation/depreciation on investments	(5,395)

Net Realized and Unrealized Gains (Losses) on Investments	(271,275)

Change in Net Assets Resulting from Operations	$(284,950)

See accompanying notes to the financial statements.

33

PROFUNDS VP
ProFund VP Dow 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(13,675)	$12,740
Net realized gains (losses) on investments	(265,880)	(1,593,411)
Change in net unrealized appreciation/depreciation on investments	(5,395)	10,104

Change in net assets resulting from operations	(284,950)	(1,570,567)

Distributions to Shareholders From:
Net investment income	(12,740)	(187,688)
Net realized gains on investments	—	(308,529)

Change in net assets resulting from distributions	(12,740)	(496,217)

Capital Transactions:
Proceeds from shares issued	91,405,478	348,101,082
Dividends reinvested	12,740	17,856
Value of shares redeemed	(90,901,050)	(346,364,042)

Change in net assets resulting from capital transactions	517,168	1,754,896

Change in net assets	219,478	(311,888)
Net Assets:
Beginning of period	203,101	514,989

End of period	$422,579	$203,101

Accumulated net investment income (loss)	$—	$12,740

Share Transactions:
Issued	4,186,084	11,261,353
Reinvested	560	604
Redeemed	(4,178,393)	(11,266,161)

Change in shares	8,251	(4,204)

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					For the period
	For the		For the	For the	May 1, 2006
	year ended		year ended	year ended	through
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$22.23		$38.60	$34.26	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)		0.17	1.20	0.67
Net realized and unrealized gains (losses) on investments	4.17	(c)	(13.63)	3.23	3.59

Total income (loss) from investment activities	3.79		(13.46)	4.43	4.26

Distributions to Shareholders From:
Net investment income	(1.72)		(1.10)	(0.09)	—
Net realized gains on investments	—		(1.81)	—	—

Total distributions	(1.72)		(2.91)	(0.09)	—

Net Asset Value, End of Period	$24.30		$22.23	$38.60	$34.26

Total Return	17.58%		(36.73)%	12.94%	14.20%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.99%		1.57%	1.39%	1.69%
Net expenses(e)	1.77%	(f)	1.55%	1.34%	1.63%
Net investment income (loss)(e)	(1.70)%	(c)	0.55%	3.27%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$423		$203	$515	$6,032
Portfolio turnover rate(g)	—	(h)	7,356%	40,865%	6,548%	(d)

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(g)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(h)	The portfolio turnover rate significantly changed from the prior period due to a change in investment strategies that did not include the purchase of equity securities.

See accompanying notes to the financial statements.

35

ProFund VP NASDAQ-100

The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2009, the Fund had a total return of 52.01%, compared to a total return of 54.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Apple Computer Inc (+146.90%), and Google Inc Class A (+101.52%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP NASDAQ-100	1/22/2001	52.01%	1.67%	–5.20%	1.74%	1.68%

NASDAQ-100 Index	1/22/2001	54.63%	3.32%	–3.50%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

36

PROFUNDS VP
ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	69%
Futures Contracts	6%
Swap Agreements	25%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	10.7%
Microsoft Corp.	3.8%
Qualcomm, Inc.	3.8%
Google, Inc.—Class A	3.7%
Oracle Corp.	2.1%

NASDAQ-100 Index - Composition
% of Index

Technology	44%
Communications	27%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2009

Common Stocks (69.3%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	24,653	$273,895
Adobe Systems, Inc.* (Software)	11,214	412,451
Altera Corp. (Semiconductors)	9,078	205,435
Amazon.com, Inc.* (Internet)	6,230	838,060
Amgen, Inc.* (Biotechnology)	10,324	584,029
Apollo Group, Inc.—Class A* (Commercial Services)	3,382	204,882
Apple Computer, Inc.* (Computers)	27,323	5,761,328
Applied Materials, Inc. (Semiconductors)	15,041	209,672
Autodesk, Inc.* (Software)	5,251	133,428
Automatic Data Processing, Inc. (Software)	7,743	331,555
Baidu, Inc.ADR* (Internet)	623	256,196
Bed Bath & Beyond, Inc.* (Retail)	7,654	295,674
Biogen Idec, Inc.* (Biotechnology)	6,942	371,397
BMC Software, Inc.* (Software)	4,628	185,583
Broadcom Corp.—Class A* (Semiconductors)	8,633	271,508
C.H. Robinson Worldwide, Inc. (Transportation)	3,649	214,306
CA, Inc. (Software)	10,947	245,870
Celgene Corp.* (Biotechnology)	10,146	564,929
Cephalon, Inc.* (Pharmaceuticals)	1,602	99,981
Cerner Corp.* (Software)	1,780	146,743
Check Point Software Technologies, Ltd.* (Internet)	4,450	150,766
Cintas Corp. (Textiles)	4,005	104,330
Cisco Systems, Inc.* (Telecommunications)	44,767	1,071,722
Citrix Systems, Inc.* (Software)	4,717	196,274
Cognizant Technology Solutions Corp.* (Computers)	6,230	282,219
Comcast Corp.—Class A (Media)	31,417	529,691
Costco Wholesale Corp. (Retail)	4,984	294,903
Dell, Inc.* (Computers)	15,664	224,935
DENTSPLY International, Inc. (Healthcare-Products)	3,204	112,685
DIRECTV—Class A* (Media)	15,130	504,585
DISH Network Corp.—Class A (Media)	4,717	97,972
eBay, Inc.* (Internet)	21,004	494,434
Electronic Arts, Inc.* (Software)	7,120	126,380
Expedia, Inc.* (Internet)	6,230	160,173
Expeditors International of Washington, Inc. (Transportation)	4,539	157,639
Express Scripts, Inc.* (Pharmaceuticals)	5,340	461,643
Fastenal Co. (Distribution/Wholesale)	3,115	129,709
First Solar, Inc.* (Energy-Alternate Sources)	1,602	216,911
Fiserv, Inc.* (Software)	4,183	202,792
Flextronics International, Ltd.* (Electronics)	19,224	140,527
FLIR Systems, Inc.* (Electronics)	3,471	113,571
Foster Wheeler AG* (Engineering & Construction)	2,848	83,845
Garmin, Ltd. (Electronics)	4,094	125,686
Genzyme Corp.* (Biotechnology)	7,387	362,037
Gilead Sciences, Inc.* (Pharmaceuticals)	19,313	835,867
Google, Inc.—Class A* (Internet)	3,204	1,986,416
Henry Schein, Inc.* (Healthcare-Products)	1,958	102,991
Hologic, Inc.* (Healthcare-Products)	5,874	85,173
Illumina, Inc.* (Biotechnology)	2,759	84,563
Infosys Technologies, Ltd.ADR (Software)	2,403	132,814
Intel Corp. (Semiconductors)	42,097	858,779
Intuit, Inc.* (Software)	8,722	267,853
Intuitive Surgical, Inc.* (Healthcare-Products)	801	242,959
J.B. Hunt Transport Services, Inc. (Transportation)	2,759	89,033
Joy Global, Inc. (Machinery-Construction & Mining)	2,225	114,788
KLA -Tencor Corp. (Semiconductors)	4,539	164,130
Lam Research Corp.* (Semiconductors)	2,848	111,670
Liberty Media Holding Corp.-Interactive Series A* (Internet)	11,926	129,278
Life Technologies Corp.* (Biotechnology)	3,916	204,533
Linear Technology Corp. (Semiconductors)	6,497	198,418
Logitech International S.A.*GDR (Computers)	3,738	63,920
Marvell Technology Group, Ltd.* (Semiconductors)	12,905	267,779
Mattel, Inc. (Toys/Games/Hobbies)	8,989	179,600
Maxim Integrated Products, Inc. (Semiconductors)	6,497	131,889
Microchip Technology, Inc. (Semiconductors)	3,293	95,695
Microsoft Corp. (Software)	66,572	2,029,780
Millicom International Cellular S.A.
(Telecommunications)	2,314	170,704
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,942	127,941
NetApp, Inc.* (Computers)	7,654	263,221
News Corp.—Class A (Media)	30,972	424,007
NII Holdings, Inc.—Class B* (Telecommunications)	3,560	119,545
NVIDIA Corp.* (Semiconductors)	11,837	221,115
O’Reilly Automotive, Inc.* (Retail)	2,937	111,958
Oracle Corp. (Software)	45,479	1,116,055
PACCAR, Inc. (Auto Manufacturers)	8,900	322,803
Patterson Cos., Inc.* (Healthcare-Products)	2,581	72,216
Paychex, Inc. (Commercial Services)	7,476	229,065
Priceline.com, Inc.* (Internet)	979	213,911
QIAGEN N.V.* (Biotechnology)	5,073	113,229
Qualcomm, Inc. (Telecommunications)	43,877	2,029,750
Research In Motion, Ltd.* (Computers)	12,371	835,537

See accompanying notes to the financial statements.

37

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2009

Common Stocks, continued
	Shares	Value

Ross Stores, Inc. (Retail)	2,759	$117,837
Rovi Corp.* (Semiconductors)	108	3,442
SanDisk Corp.* (Computers)	5,073	147,066
Seagate Technology (Computers)	10,769	195,888
Sears Holdings Corp.* (Retail)	2,670	222,811
Sigma-Aldrich Corp. (Chemicals)	2,581	130,418
Staples, Inc. (Retail)	10,591	260,433
Starbucks Corp.* (Retail)	22,428	517,190
Stericycle, Inc.* (Environmental Control)	1,958	108,023
Symantec Corp.* (Internet)	18,423	329,587
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	16,287	915,004
Urban Outfitters, Inc.* (Retail)	3,649	127,679
VeriSign, Inc.* (Internet)	3,916	94,924
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,272	183,055
Virgin Media, Inc. (Telecommunications)	7,298	122,825
Vodafone Group PLCADR (Telecommunications)	12,727	293,866
Warner Chilcott PLC—Class A* (Pharmaceuticals)	5,607	159,631
Wynn Resorts, Ltd. (Lodging)	2,937	171,021
Xilinx, Inc. (Semiconductors)	8,010	200,731
Yahoo!, Inc.* (Internet)	14,685	246,414

TOTAL COMMON STOCKS
(Cost $18,354,558)		37,249,181

Repurchase Agreements (30.6%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,524,000 (Collateralized by $2,577,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,574,561)	$2,524,000	2,524,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,207,000 (Collateralized by $1,232,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,231,819)	1,207,000	1,207,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,738,000 (Collateralized by $11,216,000 of various U.S. Government Agency Obligations, 3.63%–4.88%, 9/16/11–6/13/18, market value $11,978,193)	11,738,000	11,738,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $351,000 (Collateralized by $359,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $360,346)	351,000	351,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $612,000 (Collateralized by $615,400 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $624,400)	612,000	612,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,432,000)		16,432,000

TOTAL INVESTMENT SECURITIES
(Cost $34,786,558)—99.9%		53,681,181
Net other assets (liabilities)—0.1%		64,919

NET ASSETS—100.0%		$53,746,100

*	Non-income producing security
†

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $1,650,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,161,150)	85	$92,578

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$6,990,799	$(59,662)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	6,272,969	(60,583)

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Auto Manufacturers	$322,803	0.6%
Biotechnology	2,467,772	4.6%
Chemicals	130,418	0.2%
Commercial Services	433,947	0.8%
Computers	7,774,114	14.5%
Distribution/Wholesale	129,709	0.2%
Electronics	379,784	0.7%
Energy-Alternate Sources	216,911	0.4%
Engineering & Construction	83,845	0.2%
Environmental Control	108,023	0.2%
Healthcare-Products	616,024	1.2%
Internet	4,900,159	9.2%
Lodging	171,021	0.3%
Machinery-Construction & Mining	114,788	0.2%
Media	1,556,255	2.9%
Pharmaceuticals	2,600,067	4.9%
Retail	1,948,485	3.5%
Semiconductors	2,940,263	5.5%
Software	5,801,473	10.8%
Telecommunications	3,808,412	7.0%
Textiles	104,330	0.2%
Toys/Games/Hobbies	179,600	0.3%
Transportation	460,978	0.9%
Other**	16,496,919	30.7%

Total	$53,746,100	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

38

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$37,249,181	$–	$37,249,181
Repurchase Agreements	–	16,432,000	16,432,000

Total Investment Securities	37,249,181	16,432,000	53,681,181

Other Financial Instruments^	92,578	(120,245)	(27,667)

Total Investments	$37,341,759	$16,311,755	$53,653,514

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

39

PROFUNDS VP
ProFund VP NASDAQ-100

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$34,786,558

Securities, at value	37,249,181
Repurchase agreements, at value	16,432,000

Total Investment Securities, at value	53,681,181
Cash	635
Segregated cash balances with brokers for futures contracts	296,650
Dividends receivable	7,531
Receivable for capital shares issued	173,109
Prepaid expenses	104

Total Assets	54,159,210

Liabilities:
Payable for capital shares redeemed	163,922
Unrealized loss on swap agreements	120,245
Variation margin on futures contracts	28,475
Advisory fees payable	21,988
Management services fees payable	2,932
Administration fees payable	1,769
Administrative services fees payable	18,683
Distribution fees payable	15,074
Trustee fees payable	138
Transfer agency fees payable	4,948
Fund accounting fees payable	3,538
Compliance services fees payable	745
Other accrued expenses	30,653

Total Liabilities	413,110

Net Assets	$53,746,100

Net Assets consist of:
Capital	$63,245,386
Accumulated net realized gains (losses) on investments	(28,366,242)
Net unrealized appreciation (depreciation) on investments	18,866,956

Net Assets	$53,746,100

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,301,437

Net Asset Value (offering and redemption price per share)	$16.28

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$217,003
Interest	9,689

Total Investment Income	226,692

Expenses:
Advisory fees	315,070
Management services fees	42,009
Administration fees	17,527
Transfer agency fees	26,489
Administrative services fees	138,991
Distribution fees	105,023
Custody fees	8,998
Fund accounting fees	36,435
Trustee fees	531
Compliance services fees	796
Other fees	76,630

Total Gross Expenses before reductions	768,499
Less Expenses reduced by the Advisor	(67,914)

Total Net Expenses	700,585

Net Investment Income (Loss)	(473,893)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,214,141
Net realized gains (losses) on futures contracts	91,837
Net realized gains (losses) on swap agreements	5,687,120
Change in net unrealized appreciation/depreciation on investments	11,011,700

Net Realized and Unrealized Gains (Losses) on Investments	19,004,798

Change in Net Assets Resulting from Operations	$18,530,905

See accompanying notes to the financial statements.

40

PROFUNDS VP
ProFund VP NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(473,893)	$(503,078)
Net realized gains (losses) on investments	7,993,098	669,075
Change in net unrealized appreciation/depreciation on investments	11,011,700	(25,584,760)

Change in net assets resulting from operations	18,530,905	(25,418,763)

Capital Transactions:
Proceeds from shares issued	255,420,549	278,242,532
Value of shares redeemed	(242,528,301)	(340,447,825)

Change in net assets resulting from capital transactions	12,892,248	(62,205,293)

Change in net assets	31,423,153	(87,624,056)
Net Assets:
Beginning of period	22,322,947	109,947,003

End of period	$53,746,100	$22,322,947

Share Transactions:
Issued	19,740,689	18,750,018
Redeemed	(18,522,892)	(22,570,041)

Change in shares	1,217,797	(3,820,023)

See accompanying notes to the financial statements.

41

PROFUNDS VP
ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.71	$18.62	$15.83	$15.01	$16.45

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.16)	(0.12)	(0.16)	(0.18)
Net realized and unrealized gains (losses) on investments	5.72	(7.75)	2.91	0.98	0.18

Total income (loss) from investment activities	5.57	(7.91)	2.79	0.82	—

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(1.44)

Net Asset Value, End of Period	$16.28	$10.71	$18.62	$15.83	$15.01

Total Return	52.01%	(42.48)%	17.62%	5.46%	0.18%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.76%	1.69%	1.73%	1.84%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.84%
Net investment income (loss)	(1.13)%	(1.02)%	(0.68)%	(1.05)%	(1.21)%

Supplemental Data:
Net assets, end of period (000’s)	$53,746	$22,323	$109,947	$73,789	$90,330
Portfolio turnover rate(b)	238%	470%	336%	258%	387%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

42

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index. For the year ended December 31, 2009, the Fund had a total return of 19.47%, compared to a total return of 21.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Wells Fargo & Co (+114.93%), JP Morgan Chase & Co (+32.16%), and Bank of America Corp (+6.96%), while the bottom three performers in this group were General Electric Co (–6.60%), Wal-Mart Stores Inc (–4.66%), and Verizon Communications Inc (–2.27%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Value	5/3/2004	19.47%	–2.73%	–0.47%	1.80%	1.68%

S&P 500/Citigroup Value Index[3]	5/3/2004	21.19%	–0.79%	1.60%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	3.3%
General Electric Co.	3.3%
Chevron Corp.	3.1%
Exxon Mobil Corp.	3.1%
Bank of America Corp.	3.0%

S&P 500/Citigroup Value Index - Composition
% of Index

Financial	23%
Consumer Non-Cyclical	21%
Consumer Cyclical	11%
Energy	11%
Industrial	11%
Communications	9%
Utilities	7%
Technology	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks (100.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,899	$156,990
Abbott Laboratories (Pharmaceuticals)	4,431	239,230
Advanced Micro Devices, Inc.* (Semiconductors)	1,688	16,340
Aetna, Inc. (Healthcare-Services)	2,532	80,264
Affiliated Computer Services, Inc.—Class A* (Computers)	211	12,595
AFLAC, Inc. (Insurance)	1,688	78,070
Agilent Technologies, Inc.* (Electronics)	1,055	32,779
Air Products & Chemicals, Inc. (Chemicals)	633	51,311
Airgas, Inc. (Chemicals)	211	10,044
AK Steel Holding Corp. (Iron/Steel)	211	4,505
Alcoa, Inc. (Mining)	5,908	95,237
Allegheny Energy, Inc. (Electric)	1,055	24,771
Allegheny Technologies, Inc. (Iron/Steel)	211	9,446
Allstate Corp. (Insurance)	3,165	95,077
Altria Group, Inc. (Agriculture)	8,651	169,819
Ameren Corp. (Electric)	1,477	41,282
American Electric Power, Inc. (Electric)	2,954	102,770
American International Group, Inc.* (Insurance)	844	25,303
Ameriprise Financial, Inc. (Diversified Financial Services)	633	24,573
AmerisourceBergen Corp. (Pharmaceuticals)	1,688	44,006
Amgen, Inc.* (Biotechnology)	2,954	167,108
Analog Devices, Inc. (Semiconductors)	844	26,654
AON Corp. (Insurance)	1,688	64,718
Apartment Investment and Management Co.—Class A (REIT)	422	6,718
Applied Materials, Inc. (Semiconductors)	5,275	73,534
Archer-Daniels-Midland Co. (Agriculture)	3,798	118,915
Assurant, Inc. (Insurance)	633	18,661
AT&T, Inc. (Telecommunications)	17,724	496,804
Automatic Data Processing, Inc. (Software)	1,688	72,280
AutoNation, Inc.* (Retail)	633	12,122
Avalonbay Communities, Inc. (REIT)	211	17,325
Avery Dennison Corp. (Household Products/Wares)	633	23,098
Ball Corp. (Packaging & Containers)	211	10,909
Bank of America Corp. (Banks)	59,713	899,278
Bank of New York Mellon Corp. (Banks)	7,174	200,657
Bard (C.R.), Inc. (Healthcare-Products)	211	16,437
Baxter International, Inc. (Healthcare-Products)	1,899	111,433
BB&T Corp. (Banks)	4,220	107,061
Becton, Dickinson & Co. (Healthcare-Products)	633	49,918
Bemis Co., Inc. (Packaging & Containers)	633	18,768
Big Lots, Inc.* (Retail)	422	12,230
BJ Services Co. (Oil & Gas Services)	1,688	31,397
Black & Decker Corp. (Hand/Machine Tools)	422	27,358
Boeing Co. (Aerospace/Defense)	2,743	148,479
Boston Properties, Inc. (REIT)	422	28,304
Boston Scientific Corp.* (Healthcare-Products)	9,073	81,657
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,752	170,488
Brown-Forman Corp. (Beverages)	211	11,303
C.H. Robinson Worldwide, Inc. (Transportation)	422	24,784
CA, Inc. (Software)	1,055	23,695
Cabot Oil & Gas Corp. (Oil & Gas)	211	9,197
Campbell Soup Co. (Food)	633	21,395
Capital One Financial Corp. (Diversified Financial Services)	2,743	105,167
Cardinal Health, Inc. (Pharmaceuticals)	2,110	68,026
CareFusion Corp.* (Healthcare-Products)	1,055	26,386
Carnival Corp.—Class A* (Leisure Time)	2,532	80,239
CBS Corp.—Class B (Media)	2,110	29,646
CenterPoint Energy, Inc. (Electric)	2,321	33,678
CenturyTel, Inc. (Telecommunications)	1,688	61,122
Cephalon, Inc.* (Pharmaceuticals)	211	13,169
Chesapeake Energy Corp. (Oil & Gas)	3,798	98,292
Chevron Corp. (Oil & Gas)	12,027	925,959
Chubb Corp. (Insurance)	2,110	103,770
Cincinnati Financial Corp. (Insurance)	1,055	27,683
Cintas Corp. (Textiles)	844	21,986
Citigroup, Inc. (Diversified Financial Services)	117,105	387,618
Clorox Co. (Household Products/Wares)	422	25,742
CMS Energy Corp. (Electric)	1,477	23,130
Coca-Cola Enterprises, Inc. (Beverages)	1,055	22,366
Comcast Corp.—Class A (Media)	17,091	288,154
Comerica, Inc. (Banks)	844	24,957
Computer Sciences Corp.* (Computers)	422	24,278
Compuware Corp.* (Software)	844	6,102
ConAgra Foods, Inc. (Food)	1,266	29,181
ConocoPhillips (Oil & Gas)	8,862	452,582
Consolidated Edison, Inc. (Electric)	1,688	76,686
Constellation Brands, Inc.* (Beverages)	1,266	20,167
Constellation Energy Group, Inc. (Electric)	1,266	44,525
See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Costco Wholesale Corp. (Retail)	2,532	$149,818
Coventry Health Care, Inc.* (Healthcare-Services)	844	20,501
CSX Corp. (Transportation)	844	40,926
Cummins, Inc. (Machinery-Diversified)	422	19,353
CVS Corp. (Retail)	8,440	271,852
D.R. Horton, Inc. (Home Builders)	1,688	18,349
Darden Restaurants, Inc. (Retail)	211	7,400
Dean Foods Co.* (Food)	1,055	19,032
Deere & Co. (Machinery-Diversified)	1,055	57,065
Dell, Inc.* (Computers)	10,339	148,468
DENTSPLY International, Inc. (Healthcare-Products)	422	14,842
Devon Energy Corp. (Oil & Gas)	1,688	124,068
Discover Financial Services (Diversified Financial Services)	3,165	46,557
Dominion Resources, Inc. (Electric)	3,587	139,606
Dover Corp. (Miscellaneous Manufacturing)	422	17,559
Dr. Pepper Snapple Group, Inc. (Beverages)	844	23,885
DTE Energy Co. (Electric)	1,055	45,987
Duke Energy Corp. (Electric)	7,807	134,358
E* TRADE Financial Corp.* (Diversified Financial Services)	9,284	16,247
E.I. du Pont de Nemours & Co. (Chemicals)	2,532	85,252
Eastman Chemical Co. (Chemicals)	422	25,421
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,688	7,123
Eaton Corp. (Miscellaneous Manufacturing)	1,055	67,119
Edison International (Electric)	1,899	66,047
El Paso Corp. (Pipelines)	1,899	18,667
Electronic Arts, Inc.* (Software)	1,266	22,472
Eli Lilly & Co. (Pharmaceuticals)	2,954	105,487
Emerson Electric Co. (Electrical Components & Equipment)	2,743	116,852
Entergy Corp. (Electric)	1,055	86,341
EQT Corp. (Oil & Gas)	422	18,534
Equifax, Inc. (Commercial Services)	422	13,036
Equity Residential Properties Trust (REIT)	1,055	35,638
Exelon Corp. (Electric)	2,532	123,739
Expeditors International of Washington, Inc. (Transportation)	633	21,984
Exxon Mobil Corp. (Oil & Gas)	13,504	920,838
Family Dollar Stores, Inc. (Retail)	844	23,489
FedEx Corp. (Transportation)	1,899	158,472
Fidelity National Information Services, Inc. (Software)	1,899	44,513
Fifth Third Bancorp (Banks)	4,853	47,317
First Horizon National Corp.* (Banks)	1,266	16,964
FirstEnergy Corp. (Electric)	1,899	88,209
Fiserv, Inc.* (Software)	422	20,459
Fluor Corp. (Engineering & Construction)	1,055	47,517
Ford Motor Co.* (Auto Manufacturers)	13,715	137,150
Forest Laboratories, Inc.* (Pharmaceuticals)	633	20,326
Fortune Brands, Inc. (Household Products/Wares)	844	36,461
FPL Group, Inc. (Electric)	2,532	133,740
Franklin Resources, Inc. (Diversified Financial Services)	422	44,458
Frontier Communications Corp. (Telecommunications)	1,899	14,831
GameStop Corp.—Class A* (Retail)	422	9,259
Gannett Co., Inc. (Media)	1,055	15,667
General Dynamics Corp. (Aerospace/Defense)	1,055	71,919
General Electric Co. (Miscellaneous Manufacturing)	63,933	967,306
General Mills, Inc. (Food)	844	59,764
Genuine Parts Co. (Distribution/Wholesale)	1,055	40,048
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,954	33,528
Genzyme Corp.* (Biotechnology)	844	41,364
H & R Block, Inc. (Commercial Services)	1,266	28,637
Halliburton Co. (Oil & Gas Services)	2,743	82,537
Harley-Davidson, Inc. (Leisure Time)	422	10,634
Harris Corp. (Telecommunications)	211	10,033
Hartford Financial Services Group, Inc. (Insurance)	2,321	53,986
Health Care REIT, Inc. (REIT)	422	18,703
Heinz (H.J.) Co. (Food)	844	36,089
Hess Corp. (Oil & Gas)	1,688	102,124
Hewlett-Packard Co. (Computers)	4,431	228,241
Home Depot, Inc. (Retail)	10,128	293,003
Hormel Foods Corp. (Food)	422	16,226
Host Marriott Corp. (REIT)	3,798	44,323
Humana, Inc.* (Healthcare-Services)	1,055	46,304
Huntington Bancshares, Inc. (Banks)	4,220	15,403
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	844	40,504
Integrys Energy Group, Inc. (Electric)	422	17,720
Intel Corp. (Semiconductors)	18,568	378,787
International Game Technology (Entertainment)	844	15,842
International Paper Co. (Forest Products & Paper)	1,266	33,903
Interpublic Group of Cos., Inc.* (Advertising)	2,954	21,801
Iron Mountain, Inc.* (Commercial Services)	422	9,605
J.C. Penney Co., Inc. (Retail)	1,477	39,303
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,632	984,745
Jabil Circuit, Inc. (Electronics)	1,055	18,325
Jacobs Engineering Group, Inc.* (Engineering & Construction)	844	31,743
JDS Uniphase Corp.* (Telecommunications)	422	3,482
JM Smucker Co. (Food)	633	39,088
Johnson & Johnson (Healthcare-Products)	7,807	502,849
Johnson Controls, Inc. (Auto Parts & Equipment)	4,009	109,205
Kellogg Co. (Food)	633	33,676
KeyCorp (Banks)	5,275	29,276
Kimberly-Clark Corp. (Household Products/Wares)	1,055	67,214
Kimco Realty Corp. (REIT)	2,321	31,403
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,477	18,123
KLA-Tencor Corp. (Semiconductors)	633	22,889
Kraft Foods, Inc. (Food)	8,862	240,869
Kroger Co. (Food)	4,009	82,305
L-3 Communications Holdings, Inc. (Aerospace/Defense)	633	55,039
Legg Mason, Inc. (Diversified Financial Services)	633	19,091
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	844	17,218
Lennar Corp.—Class A (Home Builders)	1,055	13,472
Leucadia National Corp.* (Holding Companies-Diversified)	633	15,059
Lexmark International, Inc.—Class A* (Computers)	422	10,964
Limited, Inc. (Retail)	844	16,239
Lincoln National Corp. (Insurance)	1,899	47,247
Lockheed Martin Corp. (Aerospace/Defense)	1,899	143,090
Loews Corp. (Insurance)	2,110	76,699
Lorillard, Inc. (Agriculture)	633	50,786
Lowe’s Cos., Inc. (Retail)	8,862	207,282
LSI Logic Corp.* (Semiconductors)	2,110	12,681
M&T Bank Corp. (Banks)	422	28,228
Macy’s, Inc. (Retail)	2,532	42,436
Marathon Oil Corp. (Oil & Gas)	4,220	131,748
Marriott International, Inc.—Class A (Lodging)	422	11,500
Marsh & McLennan Cos., Inc. (Insurance)	3,165	69,883
Marshall & Ilsley Corp. (Banks)	3,165	17,249
Masco Corp. (Building Materials)	2,110	29,139
Mattel, Inc. (Toys/Games/Hobbies)	844	16,863
McCormick & Co., Inc. (Food)	422	15,247
McDonald’s Corp. (Retail)	2,954	184,448
McGraw-Hill Cos., Inc. (Media)	844	28,282
McKesson Corp. (Commercial Services)	1,688	105,500
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	633	27,662
MEMC Electronic Materials, Inc.* (Semiconductors)	1,266	17,243

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Merck & Co., Inc. (Pharmaceuticals)	8,862	$323,817
Meredith Corp. (Media)	211	6,509
MetLife, Inc. (Insurance)	4,853	171,554
MetroPCS Communications, Inc.* (Telecommunications)	1,477	11,270
Microchip Technology, Inc. (Semiconductors)	422	12,263
Micron Technology, Inc.* (Semiconductors)	2,743	28,966
Molex, Inc. (Electrical Components & Equipment)	844	18,188
Molson Coors Brewing Co.—Class B (Beverages)	844	38,115
Monster Worldwide, Inc.* (Internet)	422	7,343
Moody’s Corp. (Commercial Services)	633	16,964
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,229	243,578
Motorola, Inc.* (Telecommunications)	13,926	108,066
Murphy Oil Corp. (Oil & Gas)	422	22,872
Nabors Industries, Ltd.* (Oil & Gas)	633	13,856
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	844	16,728
National Semiconductor Corp. (Semiconductors)	844	12,964
Newell Rubbermaid, Inc. (Housewares)	1,688	25,337
News Corp.—Class A (Media)	7,385	101,101
Nicor, Inc. (Gas)	211	8,883
NIKE, Inc.—Class B (Apparel)	1,055	69,704
NiSource, Inc. (Electric)	1,688	25,961
Norfolk Southern Corp. (Transportation)	1,266	66,364
Northeast Utilities System (Electric)	1,055	27,208
Northern Trust Corp. (Banks)	633	33,169
Northrop Grumman Corp. (Aerospace/Defense)	1,899	106,059
Novell, Inc.* (Software)	2,110	8,757
Novellus Systems, Inc.* (Semiconductors)	211	4,925
Nucor Corp. (Iron/Steel)	633	29,529
NYSE Euronext (Diversified Financial Services)	422	10,677
Office Depot, Inc.* (Retail)	1,688	10,888
Omnicom Group, Inc. (Advertising)	633	24,782
Owens-Illinois, Inc.* (Packaging & Containers)	422	13,871
PACCAR, Inc. (Auto Manufacturers)	2,110	76,530
Pactiv Corp.* (Packaging & Containers)	422	10,187
Pall Corp. (Miscellaneous Manufacturing)	422	15,276
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,055	56,843
Patterson Cos., Inc.* (Healthcare-Products)	211	5,904
Paychex, Inc. (Commercial Services)	844	25,860
People’s United Financial, Inc. (Banks)	2,110	35,237
Pepco Holdings, Inc. (Electric)	1,266	21,332
PerkinElmer, Inc. (Electronics)	633	13,033
Pfizer, Inc. (Pharmaceuticals)	48,530	882,761
PG&E Corp. (Electric)	2,321	103,633
Philip Morris International, Inc. (Commercial Services)	6,330	305,043
Pinnacle West Capital Corp. (Electric)	633	23,155
Pitney Bowes, Inc. (Office/Business Equipment)	1,266	28,814
Plum Creek Timber Co., Inc. (Forest Products & Paper)	633	23,902
PNC Financial Services Group (Banks)	2,743	144,803
PPG Industries, Inc. (Chemicals)	422	24,704
PPL Corp. (Electric)	2,321	74,992
Principal Financial Group, Inc. (Insurance)	844	20,290
Procter & Gamble Co. (Cosmetics/Personal Care)	10,550	639,646
Progress Energy, Inc. (Electric)	1,688	69,225
Progressive Corp.* (Insurance)	4,009	72,122
Prudential Financial, Inc. (Insurance)	1,266	62,996
Public Service Enterprise Group, Inc. (Electric)	2,954	98,221
Public Storage, Inc. (REIT)	422	34,372
Pulte Homes, Inc.* (Home Builders)	1,899	18,990
Quanta Services, Inc.* (Commercial Services)	1,266	26,383
Quest Diagnostics, Inc. (Healthcare-Services)	422	25,480
Questar Corp. (Pipelines)	633	26,314
Qwest Communications International, Inc. (Telecommunications)	8,862	37,309
R.R. Donnelley & Sons Co. (Commercial Services)	1,266	28,194
RadioShack Corp. (Retail)	844	16,458
Raytheon Co. (Aerospace/Defense)	2,321	119,578
Regions Financial Corp. (Banks)	7,174	37,950
Republic Services, Inc. (Environmental Control)	1,055	29,867
Reynolds American, Inc. (Agriculture)	1,055	55,883
Robert Half International, Inc. (Commercial Services)	422	11,280
Rockwell Automation, Inc. (Machinery-Diversified)	422	19,826
Roper Industries, Inc. (Miscellaneous Manufacturing)	211	11,050
Ryder System, Inc. (Transportation)	422	17,374
Safeway, Inc. (Food)	2,532	53,906
SAIC, Inc.* (Commercial Services)	1,899	35,967
SanDisk Corp.* (Computers)	633	18,351
Sara Lee Corp. (Food)	4,220	51,400
SCANA Corp. (Electric)	633	23,851
Scripps Networks Interactive—Class A (Entertainment)	211	8,757
Sealed Air Corp. (Packaging & Containers)	1,055	23,062
Sears Holdings Corp.* (Retail)	211	17,608
Sempra Energy (Gas)	1,477	82,682
Sherwin-Williams Co. (Chemicals)	422	26,016
SLM Corp.* (Diversified Financial Services)	2,954	33,292
Smith International, Inc. (Oil & Gas Services)	1,477	40,130
Snap-on, Inc. (Hand/Machine Tools)	422	17,834
Southern Co. (Electric)	4,853	161,702
Southwest Airlines Co. (Airlines)	4,431	50,646
Spectra Energy Corp. (Pipelines)	3,798	77,897
Sprint Nextel Corp.* (Telecommunications)	17,935	65,642
Staples, Inc. (Retail)	1,688	41,508
State Street Corp. (Banks)	2,954	128,617
Sunoco, Inc. (Oil & Gas)	633	16,521
SunTrust Banks, Inc. (Banks)	2,954	59,937
SuperValu, Inc. (Food)	1,266	16,091
Symantec Corp.* (Internet)	1,688	30,198
Sysco Corp. (Food)	3,587	100,221
Target Corp. (Retail)	4,431	214,327
TECO Energy, Inc. (Electric)	1,266	20,535
Tellabs, Inc.* (Telecommunications)	1,477	8,389
Tenet Healthcare Corp.* (Healthcare-Services)	2,532	13,647
Tesoro Petroleum Corp. (Oil & Gas)	844	11,436
Texas Instruments, Inc. (Semiconductors)	2,743	71,483
Textron, Inc. (Miscellaneous Manufacturing)	1,688	31,751
The AES Corp.* (Electric)	1,477	19,659
The Charles Schwab Corp. (Diversified Financial Services)	2,954	55,594
The Dow Chemical Co. (Chemicals)	6,963	192,388
The Gap, Inc. (Retail)	1,266	26,523
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,899	320,627
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,477	20,826
The Hershey Co. (Food)	633	22,655
The New York Times Co.—Class A* (Media)	633	7,824
The Stanley Works (Hand/Machine Tools)	211	10,869
The Travelers Cos., Inc. (Insurance)	3,376	168,327
The Williams Cos., Inc. (Pipelines)	3,587	75,614
Thermo Fisher Scientific, Inc.* (Electronics)	844	40,250
Time Warner Cable, Inc. (Media)	2,110	87,333
Time Warner, Inc. (Media)	6,963	202,902
Titanium Metals Corp.* (Mining)	422	5,283
Torchmark Corp. (Insurance)	422	18,547
Total System Services, Inc. (Software)	633	10,932
Tyson Foods, Inc.—Class A (Food)	1,899	23,301

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

U.S. Bancorp (Banks)	11,394	$256,479
Union Pacific Corp. (Transportation)	1,266	80,897
United Parcel Service, Inc.—Class B (Transportation)	3,165	181,576
United States Steel Corp. (Iron/Steel)	844	46,521
UnitedHealth Group, Inc. (Healthcare-Services)	2,954	90,038
UnumProvident Corp. (Insurance)	1,899	37,068
V.F. Corp. (Apparel)	211	15,454
Valero Energy Corp. (Oil & Gas)	3,376	56,548
VeriSign, Inc.* (Internet)	633	15,344
Verizon Communications, Inc. (Telecommunications)	17,091	566,225
Vornado Realty Trust (REIT)	633	44,272
Vulcan Materials Co. (Building Materials)	844	44,453
Wal-Mart Stores, Inc. (Retail)	12,871	687,955
Walgreen Co. (Retail)	2,321	85,227
Walt Disney Co. (Media)	11,183	360,652
Washington Post Co.—Class B (Media)	211	92,756
Waste Management, Inc. (Environmental Control)	2,954	99,875
WellPoint, Inc.* (Healthcare-Services)	2,743	159,889
Wells Fargo & Co. (Banks)	30,806	831,454
Weyerhaeuser Co. (Forest Products & Paper)	844	36,410
Whirlpool Corp. (Home Furnishings)	422	34,039
Windstream Corp. (Telecommunications)	1,477	16,232
Wisconsin Energy Corp. (Electric)	633	31,542
Xcel Energy, Inc. (Electric)	2,743	58,234
Xerox Corp. (Office/Business Equipment)	5,275	44,627
Yahoo!, Inc.* (Internet)	3,376	56,649
Zions Bancorp (Banks)	844	10,829

TOTAL COMMON STOCKS
(Cost $23,091,549)		29,605,275

TOTAL INVESTMENT SECURITIES
(Cost $23,091,549)—100.2%		29,605,275
Net other assets (liabilities)—(0.2)%		(72,968)

NET ASSETS—100.0%		$29,532,307

*	Non-income producing security

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$46,583	0.2%
Aerospace/Defense	644,164	2.2%
Agriculture	395,403	1.4%
Airlines	50,646	0.2%
Apparel	85,158	0.3%
Auto Manufacturers	213,680	0.8%
Auto Parts & Equipment	130,031	0.5%
Banks	2,924,865	10.0%
Beverages	115,836	0.4%
Biotechnology	208,472	0.7%
Building Materials	73,592	0.2%
Chemicals	415,136	1.4%
Commercial Services	606,469	2.0%
Computers	442,897	1.5%
Cosmetics/Personal Care	639,646	2.2%
Distribution/Wholesale	40,048	0.1%
Diversified Financial Services	2,342,480	8.0%
Electric	1,941,839	6.4%
Electrical Components & Equipment	135,040	0.5%
Electronics	104,387	0.3%
Engineering & Construction	79,260	0.3%
Entertainment	24,599	0.1%
Environmental Control	129,742	0.4%
Food	860,446	3.1%
Forest Products & Paper	94,215	0.3%
Gas	91,565	0.3%
Hand/Machine Tools	56,061	0.2%
Healthcare-Products	809,426	2.9%
Healthcare-Services	436,123	1.5%
Holding Companies-Diversified	15,059	0.1%
Home Builders	50,811	0.2%
Home Furnishings	34,039	0.1%
Household Products/Wares	152,515	0.5%
Housewares	25,337	0.1%
Insurance	1,212,001	4.2%
Internet	109,534	0.4%
Iron/Steel	90,001	0.3%
Leisure Time	90,873	0.3%
Lodging	11,500	NM
Machinery-Diversified	96,244	0.4%
Media	1,220,826	4.1%
Mining	100,520	0.3%
Miscellaneous Manufacturing	1,388,739	4.7%
Office/Business Equipment	73,441	0.2%
Oil & Gas	2,904,575	9.6%
Oil & Gas Services	154,064	0.5%
Packaging & Containers	76,797	0.2%
Pharmaceuticals	1,913,095	6.5%
Pipelines	198,492	0.8%
REIT	261,058	0.8%
Retail	2,369,375	7.8%
Semiconductors	678,729	2.2%
Software	209,210	0.6%
Telecommunications	1,399,405	4.7%
Textiles	21,986	0.1%
Toys/Games/Hobbies	16,863	0.1%
Transportation	592,377	2.0%
Other**	(72,968)	(0.2)

Total	$29,532,307	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$29,605,275	$29,605,275

Total Investment Securities	$29,605,275	$29,605,275

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$23,091,549

Securities, at value	29,605,275

Total Investment Securities, at value	29,605,275
Dividends receivable	53,406
Receivable for capital shares issued	502,102
Prepaid expenses	68

Total Assets	30,160,851

Liabilities:
Cash overdraft	5,537
Payable for investments purchased	561,554
Advisory fees payable	13,886
Management services fees payable	1,851
Administration fees payable	974
Administrative services fees payable	8,913
Distribution fees payable	6,648
Trustee fees payable	76
Transfer agency fees payable	2,987
Fund accounting fees payable	1,948
Compliance services fees payable	461
Other accrued expenses	23,709

Total Liabilities	628,544

Net Assets	$29,532,307

Net Assets consist of:
Capital	$42,302,841
Accumulated net investment income (loss)	379,799
Accumulated net realized gains (losses) on investments	(19,664,059)
Net unrealized appreciation (depreciation) on investments	6,513,726

Net Assets	$29,532,307

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,358,537

Net Asset Value (offering and redemption price per share)	$21.74

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$882,789
Interest	31

Total Investment Income	882,820

Expenses:
Advisory fees	226,229
Management services fees	30,164
Administration fees	12,611
Transfer agency fees	18,996
Administrative services fees	103,336
Distribution fees	75,410
Custody fees	36,680
Fund accounting fees	28,075
Trustee fees	395
Compliance services fees	207
Other fees	38,751

Total Gross Expenses before reductions	570,854
Less Expenses reduced by the Advisor	(67,833)

Total Net Expenses	503,021

Net Investment Income (Loss)	379,799

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(302,658)
Change in net unrealized appreciation/depreciation on investments	5,584,737

Net Realized and Unrealized Gains (Losses) on Investments	5,282,079

Change in Net Assets Resulting from Operations	$5,661,878

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$379,799	$728,606
Net realized gains (losses) on investments	(302,658)	(13,678,270)
Change in net unrealized appreciation/depreciation on investments	5,584,737	(8,711,856)

Change in net assets resulting from operations	5,661,878	(21,661,520)

Distributions to Shareholders From:
Net investment income	(728,606)	(894,434)
Net realized gains on investments	—	(6,697,063)

Change in net assets resulting from distributions	(728,606)	(7,591,497)

Capital Transactions:
Proceeds from shares issued	67,775,602	141,838,727
Dividends reinvested	728,606	7,591,497
Value of shares redeemed	(77,099,135)	(157,920,366)

Change in net assets resulting from capital transactions	(8,594,927)	(8,490,142)

Change in net assets	(3,661,655)	(37,743,159)
Net Assets:
Beginning of period	33,193,962	70,937,121

End of period	$29,532,307	$33,193,962

Accumulated net investment income (loss)	$379,799	$728,606

Share Transactions:
Issued	3,663,426	5,150,281
Reinvested	34,515	294,587
Redeemed	(4,131,894)	(5,547,433)

Change in shares	(433,953)	(102,565)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.52	$37.43	$40.02	$34.26	$33.48

Investment Activities:
Net investment income (loss)(a)	0.24	0.49	0.32	0.24	0.13
Net realized and unrealized gains (losses) on investments	3.35	(14.16)	(0.16)	6.09	0.94

Total income (loss) from investment activities	3.59	(13.67)	0.16	6.33	1.07

Distributions to Shareholders From:
Net investment income	(0.37)	(0.62)	(0.28)	(0.06)	— (b)
Net realized gains on investments	—	(4.62)	(2.47)	(0.51)	(0.29)

Total distributions	(0.37)	(5.24)	(2.75)	(0.57)	(0.29)

Net Asset Value, End of Period	$21.74	$18.52	$37.43	$40.02	$34.26

Total Return	19.47%	(40.46)%	0.15%	18.67%	3.21%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.82%	1.72%	1.74%	2.00%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.98%
Net investment income (loss)	1.26%	1.69%	0.77%	0.66%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$29,532	$33,194	$70,937	$156,784	$79,122
Portfolio turnover rate(c)	217%	304%	250%	277%	499%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Large-Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index. For the year ended December 31, 2009, the Fund had a total return of 29.73%, compared to a total return of 31.58%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Google Inc Class A (+101.52%), and Microsoft Corp (+56.79%), while the bottom three performers in this group were Exxon Mobil Corp (-14.58%), Johnson & Johnson (+7.66%), and PepsiCo Inc (+11.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Growth	5/3/2004	29.73%	–0.30%	0.65%	1.75%	1.68%

S&P 500/Citigroup Growth Index[3]	5/3/2004	31.58%	1.54%	2.36%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	4.7%
Apple Computer, Inc.	3.7%
International Business Machines Corp.	3.5%
Exxon Mobil Corp.	3.4%
Google, Inc.—Class A	2.9%

S&P 500/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	26%
Technology	22%
Communications	14%
Energy	12%
Industrial	9%
Consumer Cyclical	6%
Financial	6%
Basic Materials	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

Common Stocks (100.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,300	$272,811
Abbott Laboratories (Pharmaceuticals)	7,200	388,728
Abercrombie & Fitch Co.—Class A (Retail)	900	31,365
Adobe Systems, Inc.* (Software)	4,500	165,510
Advanced Micro Devices, Inc.* (Semiconductors)	2,400	23,232
Affiliated Computer Services, Inc.—Class A* (Computers)	600	35,814
AFLAC, Inc. (Insurance)	1,500	69,375
Agilent Technologies, Inc.* (Electronics)	1,500	46,605
Air Products & Chemicals, Inc. (Chemicals)	900	72,954
Airgas, Inc. (Chemicals)	300	14,280
AK Steel Holding Corp. (Iron/Steel)	600	12,810
Akamai Technologies, Inc.* (Internet)	1,500	37,995
Allegheny Technologies, Inc. (Iron/Steel)	600	26,862
Allergan, Inc. (Pharmaceuticals)	2,700	170,127
Altera Corp. (Semiconductors)	2,700	61,101
Altria Group, Inc. (Agriculture)	5,700	111,891
Amazon.com, Inc.* (Internet)	3,000	403,560
American Express Co. (Diversified Financial Services)	10,500	425,460
American Tower Corp.* (Telecommunications)	3,600	155,556
Ameriprise Financial, Inc. (Diversified Financial Services)	1,200	46,584
Amgen, Inc.* (Biotechnology)	4,500	254,565
Amphenol Corp.—Class A (Electronics)	1,500	69,270
Anadarko Petroleum Corp. (Oil & Gas)	4,200	262,164
Analog Devices, Inc. (Semiconductors)	1,500	47,370
Apache Corp. (Oil & Gas)	3,000	309,510
Apartment Investment and Management Co.—Class A (REIT)	300	4,776
Apollo Group, Inc.—Class A* (Commercial Services)	1,200	72,696
Apple Computer, Inc.* (Computers)	7,800	1,644,708
Applied Materials, Inc. (Semiconductors)	3,900	54,366
AT&T, Inc. (Telecommunications)	26,100	731,583
Autodesk, Inc.* (Software)	2,100	53,361
Automatic Data Processing, Inc. (Software)	2,100	89,922
AutoZone, Inc.* (Retail)	300	47,421
Avalonbay Communities, Inc. (REIT)	300	24,633
Avon Products, Inc. (Cosmetics/Personal Care)	3,900	122,850
Baker Hughes, Inc. (Oil & Gas Services)	2,700	109,296
Ball Corp. (Packaging & Containers)	600	31,020
Bard (C.R.), Inc. (Healthcare-Products)	600	46,740
Baxter International, Inc. (Healthcare-Products)	2,700	158,436
Becton, Dickinson & Co. (Healthcare-Products)	1,200	94,632
Bed Bath & Beyond, Inc.* (Retail)	2,400	92,712
Best Buy Co., Inc. (Retail)	3,000	118,380
Biogen Idec, Inc.* (Biotechnology)	2,700	144,450
BMC Software, Inc.* (Software)	1,500	60,150
Boeing Co. (Aerospace/Defense)	2,400	129,912
Boston Properties, Inc. (REIT)	600	40,242
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,800	196,950
Broadcom Corp.—Class A* (Semiconductors)	3,900	122,655
Brown-Forman Corp. (Beverages)	600	32,142
Burlington Northern Santa Fe Corp. (Transportation)	2,400	236,688
C.H. Robinson Worldwide, Inc. (Transportation)	900	52,857
CA, Inc. (Software)	2,100	47,166
Cabot Oil & Gas Corp. (Oil & Gas)	600	26,154
Cameron International Corp.* (Oil & Gas Services)	2,100	87,780
Campbell Soup Co. (Food)	900	30,420
Caterpillar, Inc. (Machinery-Construction & Mining)	5,400	307,746
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,400	32,568
CBS Corp.—Class B (Media)	2,700	37,935
Celgene Corp.* (Biotechnology)	4,200	233,856
Cephalon, Inc.* (Pharmaceuticals)	300	18,723
CF Industries Holdings, Inc. (Chemicals)	300	27,234
CIGNA Corp. (Insurance)	2,400	84,648
Cisco Systems, Inc.* (Telecommunications)	50,700	1,213,758
Citrix Systems, Inc.* (Software)	1,500	62,415
Cliffs Natural Resources, Inc. (Iron/Steel)	1,200	55,308
Clorox Co. (Household Products/Wares)	600	36,600
CME Group, Inc. (Diversified Financial Services)	600	201,570
Coach, Inc. (Apparel)	2,700	98,631
Coca-Cola Co. (Beverages)	20,400	1,162,800
Coca-Cola Enterprises, Inc. (Beverages)	1,500	31,800
Cognizant Technology Solutions Corp.* (Computers)	2,700	122,310
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,500	369,675
Computer Sciences Corp.* (Computers)	900	51,777
Compuware Corp.* (Software)	900	6,507
ConAgra Foods, Inc. (Food)	2,100	48,405
CONSOL Energy, Inc. (Coal)	1,500	74,700
Corning, Inc. (Telecommunications)	13,800	266,478
CSX Corp. (Transportation)	2,100	101,829
Cummins, Inc. (Machinery-Diversified)	1,200	55,032

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Danaher Corp. (Miscellaneous Manufacturing)	2,400	$180,480
Darden Restaurants, Inc. (Retail)	900	31,563
DaVita, Inc.* (Healthcare-Services)	900	52,866
Deere & Co. (Machinery-Diversified)	2,100	113,589
Denbury Resources, Inc.* (Oil & Gas)	2,100	31,080
DENTSPLY International, Inc. (Healthcare-Products)	900	31,653
Devon Energy Corp. (Oil & Gas)	1,500	110,250
DeVry, Inc. (Commercial Services)	600	34,038
Diamond Offshore Drilling, Inc. (Oil & Gas)	600	59,052
DIRECTV—Class A* (Media)	8,400	280,140
Dover Corp. (Miscellaneous Manufacturing)	900	37,449
Dr.Pepper Snapple Group, Inc. (Beverages)	1,200	33,960
Dun & Bradstreet Corp. (Software)	600	50,622
E.I. du Pont de Nemours & Co. (Chemicals)	4,200	141,414
eBay, Inc.* (Internet)	9,900	233,046
Ecolab, Inc. (Chemicals)	2,100	93,639
El Paso Corp. (Pipelines)	3,300	32,439
Electronic Arts, Inc.* (Software)	1,200	21,300
Eli Lilly & Co. (Pharmaceuticals)	4,500	160,695
EMC Corp.* (Computers)	18,000	314,460
Emerson Electric Co. (Electrical Components & Equipment)	2,700	115,020
EOG Resources, Inc. (Oil & Gas)	2,100	204,330
EQT Corp. (Oil & Gas)	600	26,352
Equifax, Inc. (Commercial Services)	600	18,534
Equity Residential Properties Trust (REIT)	900	30,402
Exelon Corp. (Electric)	2,100	102,627
Expedia, Inc.* (Internet)	1,800	46,278
Expeditors International of Washington, Inc. (Transportation)	900	31,257
Express Scripts, Inc.* (Pharmaceuticals)	2,400	207,480
Exxon Mobil Corp. (Oil & Gas)	22,200	1,513,818
Fastenal Co. (Distribution/Wholesale)	1,200	49,968
Federated Investors, Inc.—Class B (Diversified Financial Services)	900	24,750
First Solar, Inc.* (Energy-Alternate Sources)	300	40,620
Fiserv, Inc.* (Software)	900	43,632
FLIR Systems, Inc.* (Electronics)	1,200	39,264
Flowserve Corp. (Machinery-Diversified)	600	56,718
FMC Corp. (Chemicals)	600	33,456
FMC Technologies, Inc.* (Oil & Gas Services)	1,200	69,408
Ford Motor Co.* (Auto Manufacturers)	9,000	90,000
Forest Laboratories, Inc.* (Pharmaceuticals)	1,800	57,798
Franklin Resources, Inc. (Diversified Financial Services)	600	63,210
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	3,900	313,131
GameStop Corp.—Class A* (Retail)	900	19,746
Gannett Co., Inc. (Media)	600	8,910
General Dynamics Corp. (Aerospace/Defense)	1,800	122,706
General Mills, Inc. (Food)	1,500	106,215
Genzyme Corp.* (Biotechnology)	1,200	58,812
Gilead Sciences, Inc.* (Pharmaceuticals)	7,800	337,584
Goodrich Corp. (Aerospace/Defense)	1,200	77,100
Google, Inc.—Class A* (Internet)	2,100	1,301,958
H & R Block, Inc. (Commercial Services)	900	20,358
Halliburton Co. (Oil & Gas Services)	3,900	117,351
Harley-Davidson, Inc. (Leisure Time)	1,500	37,800
Harman International Industries, Inc. (Home Furnishings)	600	21,168
Harris Corp. (Telecommunications)	600	28,530
Hasbro, Inc. (Toys/Games/Hobbies)	1,200	38,472
HCP, Inc. (REIT)	2,700	82,458
Health Care REIT, Inc. (REIT)	300	13,296
Heinz (H.J.) Co. (Food)	1,500	64,140
Hewlett-Packard Co. (Computers)	14,400	741,744
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,600	258,720
Hospira, Inc.* (Pharmaceuticals)	1,500	76,500
Hudson City Bancorp, Inc. (Savings & Loans)	4,200	57,666
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,100	100,779
IMS Health, Inc. (Software)	1,500	31,590
Intel Corp. (Semiconductors)	21,300	434,520
IntercontinentalExchange, Inc.* (Diversified Financial Services)	600	67,380
International Business Machines Corp. (Computers)	11,700	1,531,530
International Flavors & Fragrances, Inc. (Chemicals)	600	24,684
International Game Technology (Entertainment)	1,500	28,155
International Paper Co. (Forest Products & Paper)	1,800	48,204
Intuit, Inc.* (Software)	2,700	82,917
Intuitive Surgical, Inc.* (Healthcare-Products)	300	90,996
Invesco, Ltd. (Diversified Financial Services)	3,900	91,611
Iron Mountain, Inc.* (Commercial Services)	900	20,484
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,500	74,610
Janus Capital Group, Inc. (Diversified Financial Services)	1,500	20,175
JDS Uniphase Corp.* (Telecommunications)	1,200	9,900
Johnson & Johnson (Healthcare-Products)	12,900	830,889
Juniper Networks, Inc.* (Telecommunications)	4,500	120,015
Kellogg Co. (Food)	1,200	63,840
Kimberly-Clark Corp. (Household Products/Wares)	2,100	133,791
KLA-Tencor Corp. (Semiconductors)	600	21,696
Kohls Corp.* (Retail)	2,700	145,611
Laboratory Corp. of America Holdings* (Healthcare-Services)	900	67,356
Legg Mason, Inc. (Diversified Financial Services)	300	9,048
Leucadia National Corp.* (Holding Companies-Diversified)	600	14,274
Life Technologies Corp.* (Biotechnology)	1,500	78,345
Limited, Inc. (Retail)	1,200	23,088
Linear Technology Corp. (Semiconductors)	2,100	64,134
Lorillard, Inc. (Agriculture)	600	48,138
LSI Logic Corp.* (Semiconductors)	2,700	16,227
Marriott International, Inc.—Class A (Lodging)	1,500	40,875
Massey Energy Co. (Coal)	900	37,809
MasterCard, Inc.—Class A (Software)	900	230,382
Mattel, Inc. (Toys/Games/Hobbies)	1,800	35,964
McAfee, Inc.* (Internet)	1,500	60,855
McCormick & Co., Inc. (Food)	600	21,678
McDonald’s Corp. (Retail)	5,100	318,444
McGraw-Hill Cos., Inc. (Media)	1,500	50,265
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	900	39,330
MeadWestvaco Corp. (Forest Products & Paper)	1,500	42,945
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,200	268,422
Medtronic, Inc. (Healthcare-Products)	9,900	435,402
Merck & Co., Inc. (Pharmaceuticals)	14,100	515,214
Microchip Technology, Inc. (Semiconductors)	900	26,154
Micron Technology, Inc.* (Semiconductors)	3,600	38,016
Microsoft Corp. (Software)	68,100	2,076,369
Millipore Corp.* (Biotechnology)	600	43,410
Monsanto Co. (Agriculture)	4,800	392,400
Monster Worldwide, Inc.* (Internet)	600	10,440
Moody’s Corp. (Commercial Services)	900	24,120
Murphy Oil Corp. (Oil & Gas)	900	48,780
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,700	49,761
Nabors Industries, Ltd.* (Oil & Gas)	1,500	32,835
National Semiconductor Corp. (Semiconductors)	900	13,824
National-Oilwell Varco, Inc. (Oil & Gas Services)	3,600	158,724
NetApp, Inc.* (Computers)	3,000	103,170
Newmont Mining Corp. (Mining)	4,200	198,702
News Corp.—Class A (Media)	9,000	123,210

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

NIKE, Inc.—Class B (Apparel)	2,100	$138,747
Noble Energy, Inc. (Oil & Gas)	1,500	106,830
Nordstrom, Inc. (Retail)	1,500	56,370
Norfolk Southern Corp. (Transportation)	1,500	78,630
Northern Trust Corp. (Banks)	1,200	62,880
Novellus Systems, Inc.* (Semiconductors)	300	7,002
Nucor Corp. (Iron/Steel)	1,800	83,970
NVIDIA Corp.* (Semiconductors)	4,800	89,664
NYSE Euronext (Diversified Financial Services)	1,500	37,950
O’Reilly Automotive, Inc.* (Retail)	1,200	45,744
Occidental Petroleum Corp. (Oil & Gas)	7,200	585,720
Omnicom Group, Inc. (Advertising)	1,800	70,470
Oracle Corp. (Software)	34,500	846,630
Owens-Illinois, Inc.* (Packaging & Containers)	900	29,583
Pactiv Corp.* (Packaging & Containers)	600	14,484
Pall Corp. (Miscellaneous Manufacturing)	600	21,720
Patterson Cos., Inc.* (Healthcare-Products)	600	16,788
Paychex, Inc. (Commercial Services)	1,500	45,960
Peabody Energy Corp. (Coal)	2,400	108,504
PepsiCo, Inc. (Beverages)	13,800	839,040
Philip Morris International, Inc. (Commercial Services)	7,500	361,425
Pioneer Natural Resources Co. (Oil & Gas)	900	43,353
Plum Creek Timber Co., Inc. (Forest Products & Paper)	600	22,656
Polo Ralph Lauren Corp. (Apparel)	600	48,588
PPG Industries, Inc. (Chemicals)	900	52,686
Praxair, Inc. (Chemicals)	2,700	216,837
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,200	132,420
Priceline.com, Inc.* (Internet)	300	65,550
Principal Financial Group, Inc. (Insurance)	1,500	36,060
Procter & Gamble Co. (Cosmetics/Personal Care)	10,200	618,426
ProLogis (REIT)	4,200	57,498
Prudential Financial, Inc. (Insurance)	2,400	119,424
Public Storage, Inc. (REIT)	600	48,870
QLogic Corp.* (Semiconductors)	900	16,983
Qualcomm, Inc. (Telecommunications)	14,700	680,022
Quest Diagnostics, Inc. (Healthcare-Services)	900	54,342
Questar Corp. (Pipelines)	600	24,942
Range Resources Corp. (Oil & Gas)	1,500	74,775
Red Hat, Inc.* (Software)	1,800	55,620
Republic Services, Inc. (Environmental Control)	1,200	33,972
Robert Half International, Inc. (Commercial Services)	600	16,038
Rockwell Automation, Inc. (Machinery-Diversified)	600	28,188
Rockwell Collins, Inc. (Aerospace/Defense)	1,500	83,040
Roper Industries, Inc. (Miscellaneous Manufacturing)	600	31,422
Ross Stores, Inc. (Retail)	1,200	51,252
Rowan Cos., Inc.* (Oil & Gas)	900	20,376
Salesforce.com, Inc.* (Software)	900	66,393
SanDisk Corp.* (Computers)	1,200	34,788
Schlumberger, Ltd. (Oil & Gas Services)	10,500	683,445
Scripps Networks Interactive—Class A (Entertainment)	300	12,450
Sherwin-Williams Co. (Chemicals)	300	18,495
Sigma-Aldrich Corp. (Chemicals)	1,200	60,636
Simon Property Group, Inc. (REIT)	2,400	191,520
Southwestern Energy Co.* (Oil & Gas)	3,000	144,600
St. Jude Medical, Inc.* (Healthcare-Products)	3,000	110,340
Staples, Inc. (Retail)	3,900	95,901
Starbucks Corp.* (Retail)	6,600	152,196
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,800	65,826
Stericycle, Inc.* (Environmental Control)	600	33,102
Stryker Corp. (Healthcare-Products)	2,400	120,888
Sun Microsystems, Inc.* (Computers)	6,600	61,842
Symantec Corp.* (Internet)	4,800	85,872
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,400	127,800
Tellabs, Inc.* (Telecommunications)	1,200	6,816
Teradata Corp.* (Computers)	1,500	47,145
Teradyne, Inc.* (Semiconductors)	1,500	16,095
Texas Instruments, Inc. (Semiconductors)	7,200	187,632
The AES Corp.* (Electric)	3,600	47,916
The Charles Schwab Corp. (Diversified Financial Services)	3,900	73,398
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	900	43,524
The Gap, Inc. (Retail)	2,400	50,280
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,800	303,912
The Hershey Co. (Food)	600	21,474
The Pepsi Bottling Group, Inc. (Beverages)	1,200	45,000
The Stanley Works (Hand/Machine Tools)	600	30,906
Thermo Fisher Scientific, Inc.* (Electronics)	2,400	114,456
Tiffany & Co. (Retail)	1,200	51,600
TJX Cos., Inc. (Retail)	3,600	131,580
Total System Services, Inc. (Software)	900	15,543
Union Pacific Corp. (Transportation)	2,700	172,530
United Parcel Service, Inc.—Class B (Transportation)	3,900	223,743
United Technologies Corp. (Aerospace/Defense)	8,400	583,044
UnitedHealth Group, Inc. (Healthcare-Services)	5,700	173,736
V.F. Corp. (Apparel)	300	21,972
Varian Medical Systems, Inc.* (Healthcare-Products)	1,200	56,220
Ventas, Inc. (REIT)	1,500	65,610
VeriSign, Inc.* (Internet)	600	14,544
Viacom, Inc.—Class B* (Media)	5,400	160,542
Visa, Inc.—Class A (Commercial Services)	3,900	341,094
Vornado Realty Trust (REIT)	600	41,964
W.W. Grainger, Inc. (Distribution/Wholesale)	600	58,098
Walgreen Co. (Retail)	5,100	187,272
Waters Corp.* (Electronics)	900	55,764
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	900	35,649
Western Digital Corp.* (Computers)	2,100	92,715
Western Union Co. (Commercial Services)	6,000	113,100
Weyerhaeuser Co. (Forest Products & Paper)	600	25,884
Whole Foods Market, Inc.* (Food)	1,200	32,940
Windstream Corp. (Telecommunications)	1,800	19,782
Wyndham Worldwide Corp. (Lodging)	1,500	30,255
Wynn Resorts, Ltd. (Lodging)	600	34,938
Xilinx, Inc. (Semiconductors)	2,400	60,144
XL Capital, Ltd.—Class A (Insurance)	3,000	54,990
XTO Energy, Inc. (Oil & Gas)	5,100	237,303
Yahoo!, Inc.* (Internet)	5,700	95,646
YUM! Brands, Inc. (Retail)	4,200	146,874
Zimmer Holdings, Inc.* (Healthcare-Products)	1,800	106,398

TOTAL COMMON STOCKS
(Cost $32,702,244)		44,244,984

TOTAL INVESTMENT SECURITIES
(Cost $32,702,244)—100.0%		44,244,984
Net other assets (liabilities)—NM		13,210

NET ASSETS—100.0%		$44,258,194

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$70,470	0.2%
Aerospace/Defense	995,802	2.3%
Agriculture	552,429	1.3%
Apparel	307,938	0.7%
Auto Manufacturers	90,000	0.2%
Banks	62,880	0.1%
Beverages	2,144,742	4.9%
Biotechnology	813,438	1.8%
Chemicals	756,315	1.7%
Coal	221,013	0.5%
Commercial Services	1,067,847	2.4%
Computers	4,782,003	10.8%
Cosmetics/Personal Care	1,154,475	2.6%
Distribution/Wholesale	108,066	0.2%
Diversified Financial Services	1,492,848	3.5%
Electric	150,543	0.3%
Electrical Components & Equipment	115,020	0.3%
Electronics	325,359	0.8%
Energy-Alternate Sources	40,620	0.1%
Entertainment	40,605	0.1%
Environmental Control	67,074	0.2%
Food	389,112	0.7%
Forest Products & Paper	139,689	0.4%
Hand/Machine Tools	30,906	0.1%
Healthcare-Products	2,099,382	4.8%
Healthcare-Services	348,300	0.8%
Holding Companies-Diversified	14,274	NM
Home Furnishings	21,168	NM
Household Products/Wares	170,391	0.4%
Insurance	364,497	0.9%
Internet	2,355,744	5.1%
Iron/Steel	178,950	0.4%
Leisure Time	37,800	0.1%
Lodging	171,894	0.4%
Machinery-Construction & Mining	307,746	0.7%
Machinery-Diversified	253,527	0.6%
Media	661,002	1.5%
Metal Fabricate/Hardware	132,420	0.3%
Mining	511,833	1.2%
Miscellaneous Manufacturing	977,991	2.3%
Oil & Gas	3,837,282	8.7%
Oil & Gas Services	1,226,004	2.8%
Packaging & Containers	75,087	0.2%
Pharmaceuticals	2,522,961	5.8%
Pipelines	57,381	0.2%
REIT	601,269	1.3%
Real Estate	32,568	0.1%
Retail	1,797,399	3.9%
Savings & Loans	57,666	0.1%
Semiconductors	1,300,815	2.8%
Software	4,006,029	8.9%
Telecommunications	3,232,440	7.3%
Toys/Games/Hobbies	74,436	0.2%
Transportation	897,534	2.0%
Other**	13,210	NM

Total	$44,258,194	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$44,244,984	$44,244,984

Total Investment Securities	$44,244,984	$44,244,984

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$32,702,244

Securities, at value	44,244,984

Total Investment Securities, at value	44,244,984
Dividends receivable	40,614
Receivable for capital shares issued	1,118,345
Receivable for investments sold	176
Prepaid expenses	82

Total Assets	45,404,201

Liabilities:
Cash overdraft	178,184
Payable for investments purchased	885,101
Advisory fees payable	21,903
Management services fees payable	2,920
Administration fees payable	1,448
Administrative services fees payable	13,096
Distribution fees payable	9,964
Trustee fees payable	113
Transfer agency fees payable	4,227
Fund accounting fees payable	2,897
Compliance services fees payable	543
Other accrued expenses	25,611

Total Liabilities	1,146,007

Net Assets	$44,258,194

Net Assets consist of:
Capital	$48,678,966
Accumulated net investment income (loss)	25,501
Accumulated net realized gains (losses) on investments	(15,989,013)
Net unrealized appreciation (depreciation on investments)	11,542,740

Net Assets	$44,258,194

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,491,609

Net Asset Value (offering and redemption price per share)	$29.67

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$582,523
Interest	80

Total Investment Income	582,603

Expenses:
Advisory fees	250,724
Management services fees	33,430
Administration fees	13,963
Transfer agency fees	21,090
Administrative services fees	114,147
Distribution fees	83,575
Custody fees	22,764
Fund accounting fees	30,364
Trustee fees	451
Compliance services fees	493
Other fees	45,655

Total Gross Expenses before reductions	616,656
Less Expenses reduced by the Advisor	(59,554)

Total Net Expenses	557,102

Net Investment Income (Loss)	25,501

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	902,213
Change in net unrealized appreciation/depreciation on investments	8,494,755

Net Realized and Unrealized Gains (Losses) on Investments	9,396,968

Change in Net Assets Resulting from Operations	$9,422,469

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$25,501	$(99,093)
Net realized gains (losses) on investments	902,213	(11,485,183)
Change in net unrealized appreciation/depreciation on investments	8,494,755	(9,885,425)

Change in net assets resulting from operations	9,422,469	(21,469,701)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,015,452)

Change in net assets resulting from distributions	—	(1,015,452)

Capital Transactions:
Proceeds from shares issued	82,340,131	147,399,662
Dividends reinvested	—	1,015,452
Value of shares redeemed	(71,246,826)	(178,022,133)

Change in net assets resulting from capital transactions	11,093,305	(29,607,019)

Change in net assets	20,515,774	(52,092,172)
Net Assets:
Beginning of period	23,742,420	75,834,592

End of period	$44,258,194	$23,742,420

Accumulated net investment income (loss)	$25,501	$—

Share Transactions:
Issued	3,442,460	4,881,702
Reinvested	—	33,250
Redeemed	(2,988,795)	(5,982,201)

Change in shares	453,665	(1,067,249)

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.87	$36.02	$34.28	$31.83	$31.61

Investment Activities:
Net investment income (loss)(a)	0.02	(0.05)	(0.09)	(0.09)	(0.14)
Net realized and unrealized gains (losses) on investments	6.78	(12.62)	2.47	2.95	0.42

Total income (loss) from investment activities	6.80	(12.67)	2.38	2.86	0.28

Distributions to Shareholders From:
Net investment income	—	—	—	—	— (b)
Net realized gains on investments	—	(0.48)	(0.64)	(0.41)	(0.06)

Total distributions	—	(0.48)	(0.64)	(0.41)	(0.06)

Net Asset Value, End of Period	$29.67	$22.87	$36.02	$34.28	$31.83

Total Return	29.73%	(35.52)%	6.96%	9.06%	0.90%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.77%	1.72%	1.76%	1.94%
Net expenses	1.67%	1.63%	1.65%	1.73%	1.94%
Net investment income (loss)	0.08%	(0.17)%	(0.24)%	(0.27)%	(0.43)%

Supplemental Data:
Net assets, end of period (000’s)	$44,258	$23,742	$75,835	$76,688	$83,512
Portfolio turnover rate(c)	224%	239%	298%	230%	635%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Mid-Cap Value

The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index. For the year ended December 31, 2009, the Fund had a total return of 30.87%, compared to a total return of 33.75%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P MidCap 400 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Avnet Inc (+65.62%), Manpower Inc (+60.58%), and ONEOK Inc (+53.06%), while the bottom three performers in this group were NSTAR (+.85%), MDU Resources Group Inc (+9.36%), and Everest Re Group Ltd (+12.53%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Value from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap Value	5/1/2002	30.87%	0.57%	3.01%	1.77%	1.68%

S&P MidCap 400/Citigroup Value Index[3]	5/1/2002	33.75%	2.81%	5.75%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Value Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Mid-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Mid-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

New York Community Bancorp	1.3%
Everest Re Group, Ltd.	1.1%
NVR, Inc.	1.1%
ONEOK, Inc.	1.1%
Avnet, Inc.	1.0%

S&P MidCap 400/Citigroup Value Index - Composition
% of Index

Financial	27%
Industrial	20%
Consumer Non-Cyclical	15%
Utilities	11%
Consumer Cyclical	11%
Energy	5%
Technology	5%
Basic Materials	4%
Communications	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2009

Common Stocks (100.0%)
	Shares	Value

99 Cents Only Stores* (Retail)	3,510	$45,876
Aaron’s, Inc. (Commercial Services)	4,050	112,306
ACI Worldwide, Inc.* (Software)	1,620	27,783
Acxiom Corp.* (Software)	5,940	79,715
ADC Telecommunications, Inc.* (Telecommunications)	4,860	30,181
ADTRAN, Inc. (Telecommunications)	1,890	42,620
Advance Auto Parts, Inc. (Retail)	3,240	131,155
Aecom Technology Corp.* (Engineering & Construction)	8,640	237,600
Affymetrix, Inc.* (Biotechnology)	3,240	18,922
AGCO Corp.* (Machinery-Diversified)	7,020	227,027
AGL Resources, Inc. (Gas)	5,940	216,632
AirTran Holdings, Inc.* (Airlines)	10,260	53,557
Alaska Air Group, Inc.* (Airlines)	2,700	93,312
Albemarle Corp. (Chemicals)	2,700	98,199
Alberto-Culver Co. (Cosmetics/Personal Care)	4,590	134,441
Alexander & Baldwin, Inc. (Transportation)	3,240	110,905
Alexandria Real Estate Equities, Inc. (REIT)	1,890	121,508
Alliant Energy Corp. (Electric)	8,370	253,276
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,080	95,332
AMB Property Corp. (REIT)	11,070	282,838
American Eagle Outfitters, Inc. (Retail)	4,860	82,523
American Financial Group, Inc. (Insurance)	5,940	148,203
American Greetings Corp.—Class A (Household Products/Wares)	1,890	41,183
AnnTaylor Stores Corp.* (Retail)	1,890	25,780
AOL, Inc.* (Internet)	3,780	87,998
Apollo Investment Corp. (Investment Companies)	8,910	84,912
AptarGroup, Inc. (Miscellaneous Manufacturing)	2,160	77,198
Aqua America, Inc. (Water)	6,750	118,192
Arch Coal, Inc. (Coal)	12,420	276,345
Arrow Electronics, Inc.* (Electronics)	9,180	271,820
Arthur J. Gallagher & Co. (Insurance)	5,130	115,476
Ashland, Inc. (Chemicals)	5,670	224,645
Associated Banc-Corp (Banks)	9,720	107,017
Astoria Financial Corp. (Savings & Loans)	6,210	77,190
Atmel Corp.* (Semiconductors)	20,520	94,597
Atmos Energy Corp. (Gas)	7,020	206,388
Avnet, Inc.* (Electronics)	11,340	342,014
BancorpSouth, Inc. (Banks)	5,670	133,018
Bank of Hawaii Corp. (Banks)	2,160	101,650
Barnes & Noble, Inc. (Retail)	2,970	56,638
Beckman Coulter, Inc. (Healthcare-Products)	2,160	141,350
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	540	52,088
BJ’s Wholesale Club, Inc.* (Retail)	4,320	141,307
Black Hills Corp. (Electric)	2,970	79,091
Bob Evans Farms, Inc. (Retail)	2,430	70,349
BorgWarner, Inc. (Auto Parts & Equipment)	8,910	295,990
Boyd Gaming Corp.* (Lodging)	4,050	33,899
BRE Properties, Inc.—Class A (REIT)	2,430	80,384
Brink’s Home Security Holdings, Inc.* (Commercial Services)	1,620	52,877
Brinker International, Inc. (Retail)	7,830	116,824
Brown & Brown, Inc. (Insurance)	5,670	101,890
Cabot Corp. (Chemicals)	4,860	127,478
Cadence Design Systems, Inc.* (Computers)	10,530	63,075
Camden Property Trust (REIT)	2,700	114,399
Career Education Corp.* (Commercial Services)	3,510	81,818
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	2,160	74,002
Carpenter Technology Corp. (Iron/Steel)	3,240	87,318
Cathay Bancorp, Inc. (Banks)	4,590	34,655
Charles River Laboratories International, Inc.* (Biotechnology)	2,700	90,963
Church & Dwight, Inc. (Household Products/Wares)	2,970	179,536
Ciena Corp.* (Telecommunications)	2,160	23,414
Cimarex Energy Co. (Oil & Gas)	3,510	185,925
Cincinnati Bell, Inc.* (Telecommunications)	5,130	17,699
City National Corp. (Banks)	3,240	147,744
Clean Harbors, Inc.* (Environmental Control)	1,620	96,568
Cleco Corp. (Electric)	4,590	125,445
Coldwater Creek, Inc.* (Retail)	4,320	19,267
Commerce Bancshares, Inc. (Banks)	3,510	135,907
Commercial Metals Co. (Metal Fabricate/Hardware)	8,640	135,216
Comstock Resources, Inc.* (Oil & Gas)	1,620	65,723
Con-way, Inc. (Transportation)	3,780	131,960
Convergys Corp.* (Commercial Services)	9,450	101,587
Corinthian Colleges, Inc.* (Commercial Services)	4,050	55,769
Corn Products International, Inc. (Food)	5,670	165,734
Corporate Office Properties Trust (REIT)	2,160	79,121
Corrections Corp. of America* (Commercial Services)	4,050	99,427

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Cousins Properties, Inc. (REIT)	7,560	$57,683
Crane Co. (Miscellaneous Manufacturing)	1,350	41,337
Cullen/Frost Bankers, Inc. (Banks)	4,590	229,500
Cytec Industries, Inc. (Chemicals)	3,780	137,668
Deluxe Corp. (Commercial Services)	3,780	55,906
Dick’s Sporting Goods, Inc.* (Retail)	2,430	60,434
Diebold, Inc. (Computers)	5,130	145,948
Digital River, Inc.* (Internet)	810	21,862
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,970	126,344
DPL, Inc. (Electric)	3,510	96,876
DST Systems, Inc.* (Computers)	1,620	70,551
Duke-Weeks Realty Corp. (REIT)	17,010	207,012
Dynegy, Inc.—Class A* (Electric)	38,340	69,395
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	3,240	66,452
Energen Corp. (Gas)	1,890	88,452
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,970	182,002
Equity One, Inc. (REIT)	2,430	39,293
Essex Property Trust, Inc. (REIT)	1,350	112,927
Everest Re Group, Ltd. (Insurance)	4,590	393,271
Exterran Holdings, Inc.* (Oil & Gas Services)	4,860	104,247
Fair Isaac Corp. (Software)	3,780	80,552
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,510	35,065
Federal Realty Investment Trust (REIT)	2,430	164,560
Federal Signal Corp. (Miscellaneous Manufacturing)	3,780	22,756
Fidelity National Title Group, Inc.—Class A (Insurance)	17,550	236,223
First American Financial Corp. (Insurance)	7,560	250,312
First Niagara Financial Group, Inc. (Savings & Loans)	14,310	199,052
FirstMerit Corp. (Banks)	6,480	130,507
Flowers Foods, Inc. (Food)	3,510	83,398
Foot Locker, Inc. (Retail)	11,880	132,343
Forest Oil Corp.* (Oil & Gas)	4,590	102,127
Frontier Oil Corp. (Oil & Gas)	7,830	94,273
Fulton Financial Corp. (Banks)	13,230	115,366
GATX Corp. (Trucking & Leasing)	3,510	100,912
Gen-Probe, Inc.* (Healthcare-Products)	1,620	69,498
Graco, Inc. (Machinery-Diversified)	1,890	53,997
Granite Construction, Inc. (Engineering & Construction)	2,430	81,794
Great Plains Energy, Inc. (Electric)	10,260	198,941
Hanesbrands, Inc.* (Apparel)	4,320	104,155
Hanover Insurance Group, Inc. (Insurance)	3,780	167,945
Harsco Corp. (Miscellaneous Manufacturing)	6,210	200,148
Harte-Hanks, Inc. (Advertising)	2,970	32,017
Hawaiian Electric Industries, Inc. (Electric)	7,020	146,718
HCC Insurance Holdings, Inc. (Insurance)	8,640	241,661
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,480	47,110
Health Net, Inc.* (Healthcare-Services)	7,830	182,361
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,240	38,070
Henry Schein, Inc.* (Healthcare-Products)	3,240	170,424
Herman Miller, Inc. (Office Furnishings)	4,320	69,034
Highwoods Properties, Inc. (REIT)	3,240	108,054
Hill-Rom Holdings, Inc. (Healthcare-Products)	3,240	77,728
HNI Corp. (Office Furnishings)	1,620	44,761
Hologic, Inc.* (Healthcare-Products)	11,340	164,430
Horace Mann Educators Corp. (Insurance)	2,970	37,125
Hospitality Properties Trust (REIT)	9,450	224,059
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,350	63,855
IDACORP, Inc. (Electric)	3,510	112,144
IDEX Corp. (Machinery-Diversified)	2,700	84,105
Immucor, Inc.* (Healthcare-Products)	2,430	49,183
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	12,420	216,729
Integrated Device Technology, Inc.* (Semiconductors)	7,020	45,419
International Bancshares Corp. (Banks)	4,050	76,667
International Rectifier Corp.* (Semiconductors)	3,780	83,614
International Speedway Corp. (Entertainment)	2,430	69,134
Intersil Corp.—Class A (Semiconductors)	4,860	74,552
Jack Henry & Associates, Inc. (Computers)	2,700	62,424
Jefferies Group, Inc.* (Diversified Financial Services)	5,130	121,735
JetBlue Airways Corp.* (Airlines)	15,660	85,347
John Wiley & Sons, Inc. (Media)	1,350	56,538
Kansas City Southern Industries, Inc.* (Transportation)	7,290	242,684
KB Home (Home Builders)	4,050	55,404
KBR, Inc. (Engineering & Construction)	12,150	230,850
Kennametal, Inc. (Hand/Machine Tools)	6,210	160,963
Kindred Healthcare, Inc.* (Healthcare-Services)	2,970	54,826
Korn/Ferry International* (Commercial Services)	3,510	57,915
Lam Research Corp.* (Semiconductors)	5,400	211,734
Lancaster Colony Corp. (Miscellaneous Manufacturing)	810	40,257
Landstar System, Inc. (Transportation)	2,430	94,211
Lennox International, Inc. (Building Materials)	2,160	84,326
Liberty Property Trust (REIT)	5,130	164,211
LifePoint Hospitals, Inc.* (Healthcare-Services)	4,050	131,665
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,350	72,171
Louisiana-Pacific Corp.* (Forest Products & Paper)	9,450	65,961
M.D.C. Holdings, Inc. (Home Builders)	2,970	92,189
Mack-Cali Realty Corp. (REIT)	3,240	112,007
Manpower, Inc. (Commercial Services)	5,940	324,205
ManTech International Corp.—Class A* (Software)	810	39,107
Mariner Energy, Inc.* (Oil & Gas)	4,050	47,021
Martin Marietta Materials (Building Materials)	2,160	193,126
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	2,430	86,095
MDU Resources Group, Inc. (Electric)	14,310	337,716
Mentor Graphics Corp.* (Computers)	7,560	66,755
Mercury General Corp. (Insurance)	2,700	106,002
Mine Safety Appliances Co. (Environmental Control)	2,160	57,305
Minerals Technologies, Inc. (Chemicals)	1,350	73,535
Mohawk Industries, Inc.* (Textiles)	4,320	205,632
MSC Industrial Direct Co.—Class A (Retail)	1,620	76,140
National Fuel Gas Co. (Pipelines)	3,780	189,000
Nationwide Health Properties, Inc. (REIT)	3,780	132,980
Navigant Consulting Co.* (Commercial Services)	3,780	56,171
NCR Corp.* (Computers)	12,150	135,229
New York Community Bancorp (Savings & Loans)	31,590	458,371
NewAlliance Bancshares, Inc. (Savings & Loans)	8,100	97,281
NSTAR (Electric)	8,100	298,080
NV Energy, Inc. (Electric)	17,820	220,612
NVR, Inc.* (Home Builders)	540	383,783
OGE Energy Corp. (Electric)	7,290	269,001
Old Republic International Corp. (Insurance)	18,360	184,334
Olin Corp. (Chemicals)	5,940	104,069
OMEGA Healthcare Investors, Inc. (REIT)	2,700	52,515
Omnicare, Inc. (Pharmaceuticals)	8,910	215,533
ONEOK, Inc. (Gas)	8,100	361,017
Overseas Shipholding Group, Inc. (Transportation)	1,890	83,065
Owens & Minor, Inc. (Distribution/Wholesale)	3,240	139,093
Packaging Corp. of America (Packaging & Containers)	3,780	86,978
PacWest Bancorp (Banks)	1,350	27,203
Palm, Inc.* (Computers)	5,940	59,638
Parametric Technology Corp.* (Software)	5,400	88,236
Patriot Coal Corp.* (Coal)	5,670	87,658
Patterson-UTI Energy, Inc. (Oil & Gas)	11,610	178,213
Pentair, Inc. (Miscellaneous Manufacturing)	7,560	244,188
PetSmart, Inc. (Retail)	2,970	79,269

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Pharmaceutical Product Development, Inc. (Commercial Services)	5,400	$126,576
Phillips-Van Heusen Corp. (Apparel)	1,350	54,918
Plantronics, Inc. (Telecommunications)	1,890	49,102
PNM Resources, Inc. (Electric)	6,480	81,972
Potlatch Corp. (Forest Products & Paper)	1,890	60,253
Pride International, Inc.* (Oil & Gas)	5,130	163,698
Protective Life Corp. (Insurance)	6,480	107,244
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,620	34,247
Quest Software, Inc.* (Software)	1,890	34,776
Ralcorp Holdings, Inc.* (Food)	4,320	257,947
Raymond James Financial Corp. (Diversified Financial Services)	7,560	179,701
Rayonier, Inc. (Forest Products & Paper)	3,510	147,982
Realty Income Corp. (REIT)	3,780	97,940
Regal-Beloit Corp. (Hand/Machine Tools)	1,080	56,095
Regency Centers Corp. (REIT)	4,050	141,993
Regis Corp. (Retail)	4,320	67,262
Reinsurance Group of America, Inc. (Insurance)	5,400	257,310
Rent-A-Center, Inc.* (Commercial Services)	5,130	90,904
RF Micro Devices, Inc.* (Telecommunications)	9,180	43,789
Rollins, Inc. (Commercial Services)	1,620	31,234
RPM, Inc. (Chemicals)	4,860	98,804
Ruddick Corp. (Food)	2,970	76,418
Saks, Inc.* (Retail)	12,150	79,704
Scholastic Corp. (Media)	1,890	56,379
Scientific Games Corp.—Class A* (Entertainment)	2,970	43,214
Senior Housing Properties Trust (REIT)	6,210	135,813
Sensient Technologies Corp. (Chemicals)	3,780	99,414
Service Corp. International (Commercial Services)	8,370	68,550
Shaw Group, Inc.* (Engineering & Construction)	6,210	178,537
Silgan Holdings, Inc. (Packaging & Containers)	1,080	62,510
Smithfield Foods, Inc.* (Food)	10,800	164,052
Sonoco Products Co. (Packaging & Containers)	7,560	221,130
Southern Union Co. (Gas)	4,320	98,064
SPX Corp. (Miscellaneous Manufacturing)	1,350	73,845
SRA International, Inc.—Class A* (Computers)	3,240	61,884
StanCorp Financial Group, Inc. (Insurance)	3,780	151,276
STERIS Corp. (Healthcare-Products)	2,160	60,415
SVB Financial Group* (Banks)	1,890	78,794
Synopsys, Inc.* (Computers)	4,860	108,281
Synovus Financial Corp. (Banks)	36,450	74,723
TCF Financial Corp. (Banks)	8,370	113,999
Tech Data Corp.* (Distribution/Wholesale)	3,780	176,375
Techne Corp. (Healthcare-Products)	1,350	92,556
Teleflex, Inc. (Miscellaneous Manufacturing)	2,970	160,053
Telephone & Data Systems, Inc. (Telecommunications)	7,020	238,118
Temple-Inland, Inc. (Forest Products & Paper)	3,510	74,096
Terex Corp.* (Machinery-Construction & Mining)	8,100	160,461
The Brink’s Co. (Miscellaneous Manufacturing)	3,510	85,433
The Macerich Co. (REIT)	2,160	77,652
The Ryland Group, Inc. (Home Builders)	3,240	63,828
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	1,890	74,296
The Timberland Co.—Class A* (Apparel)	3,240	58,093
Thor Industries, Inc. (Home Builders)	2,700	84,780
Tidewater, Inc. (Oil & Gas Services)	1,350	64,733
Timken Co. (Metal Fabricate/Hardware)	5,940	140,837
Toll Brothers, Inc.* (Home Builders)	10,260	192,991
Tootsie Roll Industries, Inc. (Food)	1,350	36,963
Trimble Navigation, Ltd.* (Electronics)	3,780	95,256
Trinity Industries, Inc. (Miscellaneous Manufacturing)	5,940	103,594
Trustmark Corp. (Banks)	4,320	97,373
UDR, Inc. (REIT)	8,100	133,164
UGI Corp. (Gas)	8,370	202,470
Unit Corp.* (Oil & Gas)	2,970	126,225
United Rentals, Inc.* (Commercial Services)	3,240	31,784
Unitrin, Inc. (Insurance)	3,780	83,349
Universal Corp. (Agriculture)	1,890	86,203
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,240	98,820
URS Corp.* (Engineering & Construction)	6,480	288,490
Valeant Pharmaceuticals International* (Pharmaceuticals)	2,430	77,250
Valley National Bancorp (Banks)	11,070	156,419
Valspar Corp. (Chemicals)	7,560	205,178
Varian, Inc.* (Electronics)	1,350	69,579
VCA Antech, Inc.* (Pharmaceuticals)	2,430	60,556
Vectren Corp. (Gas)	6,210	153,263
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,560	323,946
Vishay Intertechnology, Inc.* (Electronics)	9,450	78,908
W.R. Berkley Corp. (Insurance)	10,260	252,806
Wabtec Corp. (Machinery-Diversified)	1,620	66,161
Washington Federal, Inc. (Savings & Loans)	8,370	161,876
Waste Connections, Inc.* (Environmental Control)	2,700	89,964
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	3,240	153,965
Webster Financial Corp. (Banks)	4,860	57,688
Weingarten Realty Investors (REIT)	7,830	154,956
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	27,270	127,896
Werner Enterprises, Inc. (Transportation)	3,240	64,120
Westamerica Bancorp (Banks)	1,350	74,750
Westar Energy, Inc. (Electric)	8,370	181,880
WGL Holdings, Inc. (Gas)	3,780	126,781
Wilmington Trust Corp. (Banks)	5,130	63,304
Woodward Governor Co. (Electronics)	1,350	34,790
Worthington Industries, Inc. (Metal Fabricate/Hardware)	4,590	59,991
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,890	53,600

TOTAL COMMON STOCKS
(Cost $27,991,170)		34,291,752

TOTAL INVESTMENT SECURITIES
(Cost $27,991,170)—100.0%		34,291,752
Net other assets (liabilities)—NM		16,202

NET ASSETS—100.0%		$34,307,954

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Value	December 31, 2009

ProFund VP Mid-Cap Value invested in the following industries as of December 31, 2009:
		% of
	Value	Net Assets

Advertising	$32,017	0.1%
Aerospace/Defense	95,332	0.3%
Agriculture	86,203	0.2%
Airlines	232,216	0.7%
Apparel	217,166	0.7%
Auto Parts & Equipment	295,990	0.9%
Banks	1,956,284	5.7%
Biotechnology	485,919	1.5%
Building Materials	277,452	0.8%
Chemicals	1,168,990	3.5%
Coal	364,003	1.1%
Commercial Services	1,500,994	4.5%
Computers	773,785	2.3%
Cosmetics/Personal Care	134,441	0.4%
Distribution/Wholesale	532,197	1.5%
Diversified Financial Services	301,436	0.9%
Electric	2,471,147	7.1%
Electrical Components & Equipment	245,857	0.7%
Electronics	892,367	2.6%
Engineering & Construction	1,017,271	2.9%
Entertainment	112,348	0.3%
Environmental Control	243,837	0.8%
Food	784,512	2.3%
Forest Products & Paper	348,292	1.0%
Gas	1,453,067	4.3%
Hand/Machine Tools	289,229	0.9%
Healthcare-Products	825,584	2.4%
Healthcare-Services	549,029	1.6%
Home Builders	872,975	2.6%
Household Products/Wares	295,015	0.8%
Insurance	2,834,427	7.9%
Internet	109,860	0.4%
Investment Companies	84,912	0.2%
Iron/Steel	87,318	0.3%
Lodging	33,899	0.1%
Machinery-Construction & Mining	160,461	0.5%
Machinery-Diversified	484,890	1.5%
Media	112,917	0.4%
Metal Fabricate/Hardware	336,044	1.0%
Miscellaneous Manufacturing	1,335,250	3.8%
Office Furnishings	113,795	0.3%
Oil & Gas	963,205	2.8%
Oil & Gas Services	207,050	0.6%
Packaging & Containers	370,618	1.1%
Pharmaceuticals	419,791	1.2%
Pipelines	189,000	0.5%
REIT	2,795,069	8.2%
Retail	1,184,871	3.4%
Retail-Restaurants	127,896	0.4%
Savings & Loans	993,770	2.9%
Semiconductors	544,981	1.5%
Software	350,169	1.0%
Telecommunications	444,923	1.3%
Textiles	205,632	0.6%
Transportation	726,945	2.1%
Trucking & Leasing	100,912	0.3%
Water	118,192	0.3%
Other**	16,202	NM

Total	$34,307,954	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$34,291,752	$34,291,752

Total Investment Securities	$34,291,752	$34,291,752

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$27,991,170

Securities, at value	34,291,752

Total Investment Securities, at value	34,291,752
Dividends receivable	36,851
Receivable for capital shares issued	902,056
Prepaid expenses	52

Total Assets	35,230,711

Liabilities:
Cash overdraft	47,170
Payable for investments purchased	823,522
Advisory fees payable	12,835
Management services fees payable	1,711
Administration fees payable	946
Administrative services fees payable	8,723
Distribution fees payable	6,250
Trustee fees payable	74
Transfer agency fees payable	2,675
Fund accounting fees payable	1,892
Compliance services fees payable	375
Other accrued expenses	16,584

Total Liabilities	922,757

Net Assets	$34,307,954

Net Assets consist of:
Capital	$46,388,118
Accumulated net investment income (loss)	182,331
Accumulated net realized gains (losses) on investments	(18,563,077)
Net unrealized appreciation (depreciation) on investments	6,300,582

Net Assets	$34,307,954

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,584,004

Net Asset Value (offering and redemption price per share)	$21.66

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$552,752
Interest	29

Total Investment Income	552,781

Expenses:
Advisory fees	166,562
Management services fees	22,208
Administration fees	9,251
Transfer agency fees	13,913
Administrative services fees	77,544
Distribution fees	55,521
Custody fees	27,981
Fund accounting fees	20,627
Trustee fees	293
Compliance services fees	295
Other fees	28,469

Total Gross Expenses before reductions	422,664
Less Expenses reduced by the Advisor	(52,214)

Total Net Expenses	370,450

Net Investment Income (Loss)	182,331

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(54,230)
Change in net unrealized appreciation/depreciation on investments	4,760,290

Net Realized and Unrealized Gains (Losses) on Investments	4,706,060

Change in Net Assets Resulting from Operations	$4,888,391

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$182,331	$285,580
Net realized gains (losses) on investments	(54,230)	(9,370,144)
Change in net unrealized appreciation/depreciation on investments	4,760,290	(8,969,472)

Change in net assets resulting from operations	4,888,391	(18,054,036)

Distributions to Shareholders From:
Net investment income	(285,580)	—
Net realized gains on investments	—	(7,812,343)

Change in net assets resulting from distributions	(285,580)	(7,812,343)

Capital Transactions:
Proceeds from shares issued	90,689,549	129,090,765
Dividends reinvested	285,580	7,812,343
Value of shares redeemed	(79,758,987)	(157,967,132)

Change in net assets resulting from capital transactions	11,216,142	(21,064,024)

Change in net assets	15,818,953	(46,930,403)
Net Assets:
Beginning of period	18,489,001	65,419,404

End of period	$34,307,954	$18,489,001

Accumulated net investment income (loss)	$182,331	$285,580

Share Transactions:
Issued	4,851,460	4,894,330
Reinvested	13,658	327,424
Redeemed	(4,387,136)	(6,192,062)

Change in shares	477,982	(970,308)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.72	$31.51	$32.46	$34.73	$34.87

Investment Activities:
Net investment income (loss)(a)	0.15	0.18	(0.02)	0.13	0.01
Net realized and unrealized gains (losses) on investments	5.00	(10.18)	0.36	3.69	3.05

Total income (loss) from investment activities	5.15	(10.00)	0.34	3.82	3.06

Distributions to Shareholders From:
Net investment income	(0.21)	—	(0.20)	(0.01)	—
Net realized gains on investments	—	(4.79)	(1.09)	(6.08)	(3.20)

Total distributions	(0.21)	(4.79)	(1.29)	(6.09)	(3.20)

Net Asset Value, End of Period	$21.66	$16.72	$31.51	$32.46	$34.73

Total Return	30.87%	(36.29)%	0.97%	12.30%	8.84%

Ratios to Average Net Assets:
Gross expenses	1.90%	1.79%	1.72%	1.76%	1.87%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.87%
Net investment income (loss)	0.82%	0.68%	(0.07)%	0.37%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$34,308	$18,489	$65,419	$104,736	$99,606
Portfolio turnover rate(b)	362%	288%	323%	560%	964%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Mid-Cap Growth

The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index. For the year ended December 31, 2009, the Fund had a total return of 38.32%, compared to a total return of 41.22%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P MidCap 400 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Cree Research Inc (+252.55%), Newfield Exploration Co (+144.20%), and Urban Outfitters Inc (+133.58%), while the bottom three performers in this group were Dollar Tree Inc (+15.86%), Edwards Lifesciences Corp (+58.05%), and Global Payments Inc (+64.26%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap Growth from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap Growth	5/1/2002	38.32%	1.81%	2.52%	1.77%	1.68%

S&P MidCap 400/Citigroup Growth Index[3]	5/1/2002	41.22%	3.77%	4.85%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P MidCap 400/Barra Growth Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P MidCap 400/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P MidCap 400/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Mid-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Newfield Exploration Co.	1.4%
Cree Research, Inc.	1.3%
Cerner Corp.	1.2%
Carmax, Inc.	1.2%
Joy Global, Inc.	1.2%

S&P MidCap 400/Citigroup Growth Index-Composition
% of Index

Consumer Non-Cyclical	26%
Industrial	15%
Consumer Cyclical	15%
Technology	12%
Financial	10%
Energy	8%
Communications	8%
Basic Materials	4%
Utilities	2%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2009

Common Stocks (100.1%)
	Shares	Value

3Com Corp.* (Telecommunications)	38,850	$291,375
ACI Worldwide, Inc.* (Software)	1,110	19,037
ADC Telecommunications, Inc.* (Telecommunications)	3,330	20,679
ADTRAN, Inc. (Telecommunications)	2,775	62,576
Advance Auto Parts, Inc. (Retail)	4,995	202,198
Advent Software, Inc.* (Software)	1,665	67,815
Aeropostale, Inc.* (Retail)	6,660	226,773
Affiliated Managers Group, Inc.* (Diversified Financial Services)	4,440	299,034
Affymetrix, Inc.* (Biotechnology)	2,775	16,206
Albemarle Corp. (Chemicals)	5,550	201,853
Alberto-Culver Co. (Cosmetics/Personal Care)	2,775	81,280
Alexandria Real Estate Equities, Inc. (REIT)	1,665	107,043
Alliance Data Systems Corp.* (Commercial Services)	4,995	322,627
Alliant Techsystems, Inc.* (Aerospace/Defense)	1,665	146,970
American Eagle Outfitters, Inc. (Retail)	14,430	245,021
American Greetings Corp.—Class A (Household Products/Wares)	1,665	36,280
AmeriCredit Corp.* (Diversified Financial Services)	9,435	179,642
Ametek, Inc. (Electrical Components & Equipment)	10,545	403,241
AnnTaylor Stores Corp.* (Retail)	3,330	45,421
ANSYS, Inc.* (Software)	8,880	385,925
AOL, Inc.* (Internet)	5,550	129,204
Apollo Investment Corp. (Investment Companies)	5,550	52,892
AptarGroup, Inc. (Miscellaneous Manufacturing)	3,885	138,850
Aqua America, Inc. (Water)	4,995	87,462
Arthur J. Gallagher & Co. (Insurance)	3,330	74,958
Atmel Corp.* (Semiconductors)	17,760	81,874
Atwood Oceanics, Inc.* (Oil & Gas)	5,550	198,967
Bank of Hawaii Corp. (Banks)	2,220	104,473
BE Aerospace, Inc.* (Aerospace/Defense)	9,990	234,765
Beckman Coulter, Inc. (Healthcare-Products)	3,885	254,234
Bill Barrett Corp.* (Oil & Gas)	3,885	120,862
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	1,110	107,071
BRE Properties, Inc.—Class A (REIT)	2,220	73,438
Brink’s Home Security Holdings, Inc.* (Commercial Services)	2,220	72,461
Broadridge Financial Solutions, Inc. (Software)	13,320	300,499
Brown & Brown, Inc. (Insurance)	4,440	79,787
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	7,215	406,710
Cadence Design Systems, Inc.* (Computers)	12,765	76,462
Camden Property Trust (REIT)	2,775	117,577
Career Education Corp.* (Commercial Services)	2,220	51,748
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	3,330	114,086
Carmax, Inc.* (Retail)	22,200	538,350
Cerner Corp.* (Software)	6,660	549,050
Charles River Laboratories International, Inc.* (Biotechnology)	2,775	93,490
Cheesecake Factory, Inc.* (Retail)	6,105	131,807
Chico’s FAS, Inc.* (Retail)	17,760	249,528
Chipotle Mexican Grill, Inc.—Class A* (Retail)	3,330	293,573
Church & Dwight, Inc. (Household Products/Wares)	3,330	201,298
Ciena Corp.* (Telecommunications)	6,105	66,178
Cimarex Energy Co. (Oil & Gas)	3,885	205,788
Cincinnati Bell, Inc.* (Telecommunications)	13,320	45,954
Collective Brands, Inc.* (Retail)	6,105	139,011
Commerce Bancshares, Inc. (Banks)	2,775	107,448
Commscope, Inc.* (Telecommunications)	9,435	250,311
Community Health Systems, Inc.* (Healthcare-Services)	9,435	335,886
Comstock Resources, Inc.* (Oil & Gas)	2,220	90,065
Copart, Inc.* (Retail)	6,660	243,956
Corinthian Colleges, Inc.* (Commercial Services)	3,330	45,854
Corporate Office Properties Trust (REIT)	3,330	121,978
Corrections Corp. of America* (Commercial Services)	6,105	149,878
Covance, Inc.* (Healthcare-Services)	6,105	333,150
Crane Co. (Miscellaneous Manufacturing)	2,775	84,971
Cree Research, Inc.* (Semiconductors)	10,545	594,422
Dick’s Sporting Goods, Inc.* (Retail)	5,550	138,029
Digital River, Inc.* (Internet)	2,775	74,897
Dollar Tree, Inc.* (Retail)	8,880	428,904
Donaldson Co., Inc. (Miscellaneous Manufacturing)	3,885	165,268
DPL, Inc. (Electric)	7,215	199,134
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	7,215	288,239
DST Systems, Inc.* (Computers)	1,665	72,511
Eaton Vance Corp. (Diversified Financial Services)	11,655	354,429
Edwards Lifesciences Corp.* (Healthcare-Products)	5,550	482,017
Encore Acquisition Co.* (Oil & Gas)	5,550	266,511

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	7,215	$147,980
Energen Corp. (Gas)	4,440	207,792
Energizer Holdings, Inc.* (Electrical Components & Equipment)	2,775	170,052
Equinix, Inc.* (Internet)	3,885	412,393
Essex Property Trust, Inc. (REIT)	1,110	92,852
F5 Networks, Inc.* (Internet)	7,770	411,655
FactSet Research Systems, Inc. (Computers)	4,440	292,463
Fairchild Semiconductor International, Inc.* (Semiconductors)	7,770	77,622
Federal Realty Investment Trust (REIT)	2,775	187,923
Flowers Foods, Inc. (Food)	3,330	79,121
Forest Oil Corp.* (Oil & Gas)	4,995	111,139
Fossil, Inc.* (Household Products/Wares)	4,995	167,632
FTI Consulting, Inc.* (Commercial Services)	4,995	235,564
Gartner Group, Inc.* (Commercial Services)	6,105	110,134
Gen-Probe, Inc.* (Healthcare-Products)	2,775	119,048
Gentex Corp. (Electronics)	13,875	247,669
Global Payments, Inc. (Software)	7,770	418,492
Graco, Inc. (Machinery-Diversified)	3,330	95,138
Green Mountain Coffee Roasters, Inc.* (Beverages)	3,330	271,295
Greif, Inc.—Class A (Packaging & Containers)	3,330	179,753
GUESS?, Inc. (Apparel)	5,550	234,765
Hanesbrands, Inc.* (Apparel)	3,885	93,667
Hansen Natural Corp.* (Beverages)	7,215	277,056
Health Management Associates, Inc.—Class A* (Healthcare-Services)	16,095	117,011
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	4,995	58,691
Helmerich & Payne, Inc. (Oil & Gas)	10,545	420,535
Henry Schein, Inc.* (Healthcare-Products)	4,440	233,544
Hewitt Associates, Inc.* (Commercial Services)	8,325	351,814
Highwoods Properties, Inc. (REIT)	2,775	92,546
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,665	39,943
HNI Corp. (Office Furnishings)	2,220	61,339
Hologic, Inc.* (Healthcare-Products)	10,545	152,902
Hubbell, Inc.—Class B (Electrical Components & Equipment)	3,885	183,760
IDEX Corp. (Machinery-Diversified)	4,440	138,306
IDEXX Laboratories, Inc.* (Healthcare-Products)	5,550	296,592
Immucor, Inc.* (Healthcare-Products)	3,885	78,632
Informatica Corp.* (Software)	8,880	229,637
Integrated Device Technology, Inc.* (Semiconductors)	7,215	46,681
International Rectifier Corp.* (Semiconductors)	2,220	49,106
Intersil Corp.—Class A (Semiconductors)	6,105	93,651
Itron, Inc.* (Electronics)	3,885	262,509
ITT Educational Services, Inc.* (Commercial Services)	3,330	319,547
J. Crew Group, Inc.* (Retail)	5,550	248,307
J.B. Hunt Transport Services, Inc. (Transportation)	8,880	286,558
Jack Henry & Associates, Inc. (Computers)	4,995	115,484
Jefferies Group, Inc.* (Diversified Financial Services)	4,995	118,531
John Wiley & Sons, Inc. (Media)	2,220	92,974
Jones Lang LaSalle, Inc. (Real Estate)	3,885	234,654
Joy Global, Inc. (Machinery-Construction & Mining)	9,990	515,384
KB Home (Home Builders)	1,665	22,777
Kinetic Concepts, Inc.* (Healthcare-Products)	6,105	229,853
Kirby Corp.* (Transportation)	5,550	193,306
Lam Research Corp.* (Semiconductors)	5,550	217,615
Lamar Advertising Co.* (Advertising)	5,550	172,549
Lancaster Colony Corp. (Miscellaneous Manufacturing)	1,110	55,167
Landstar System, Inc. (Transportation)	2,220	86,069
Lender Processing Services, Inc. (Diversified Financial Services)	9,435	383,627
Lennox International, Inc. (Building Materials)	1,665	65,002
Liberty Property Trust (REIT)	4,440	142,124
Life Time Fitness, Inc.* (Leisure Time)	3,885	96,853
Lincare Holdings, Inc.* (Healthcare-Services)	6,660	247,219
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	2,220	118,681
LKQ Corp.* (Distribution/Wholesale)	13,875	271,811
Lubrizol Corp. (Chemicals)	6,660	485,847
Mack-Cali Realty Corp. (REIT)	3,330	115,118
ManTech International Corp.—Class A* (Software)	1,110	53,591
Mariner Energy, Inc.* (Oil & Gas)	4,440	51,548
Martin Marietta Materials (Building Materials)	1,665	148,868
Masimo Corp.* (Healthcare-Products)	4,995	151,948
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	6,105	165,140
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	3,330	349,617
Micros Systems, Inc.* (Computers)	7,770	241,103
MPS Group, Inc.* (Commercial Services)	9,435	129,637
MSC Industrial Direct Co.—Class A (Retail)	2,220	104,340
MSCI, Inc.—Class A* (Software)	9,990	317,682
National Fuel Gas Co. (Pipelines)	3,330	166,500
National Instruments Corp. (Computers)	5,550	163,447
Nationwide Health Properties, Inc. (REIT)	6,105	214,774
NBTY, Inc.* (Pharmaceuticals)	6,105	265,812
Netflix, Inc.* (Internet)	4,440	244,822
NeuStar, Inc.* (Telecommunications)	7,215	166,234
Newfield Exploration Co.* (Oil & Gas)	13,320	642,424
Nordson Corp. (Machinery-Diversified)	3,330	203,729
Oceaneering International, Inc.* (Oil & Gas Services)	5,550	324,786
OMEGA Healthcare Investors, Inc. (REIT)	4,995	97,153
Oshkosh Truck Corp. (Auto Manufacturers)	8,880	328,826
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	5,550	172,216
Packaging Corp. of America (Packaging & Containers)	4,995	114,935
PacWest Bancorp (Banks)	1,110	22,367
Palm, Inc.* (Computers)	8,325	83,583
Panera Bread Co.—Class A* (Retail)	3,330	223,010
Parametric Technology Corp.* (Software)	4,440	72,550
PepsiAmericas, Inc. (Beverages)	5,550	162,393
Perrigo Co. (Pharmaceuticals)	7,770	309,557
PetSmart, Inc. (Retail)	8,325	222,194
Pharmaceutical Product Development, Inc. (Commercial Services)	4,995	117,083
Phillips-Van Heusen Corp. (Apparel)	3,330	135,464
Plains Exploration & Production Co.* (Oil & Gas)	13,875	383,782
Plantronics, Inc. (Telecommunications)	2,220	57,676
Polycom, Inc.* (Telecommunications)	8,325	207,875
Potlatch Corp. (Forest Products & Paper)	1,665	53,080
Pride International, Inc.* (Oil & Gas)	10,545	336,491
Psychiatric Solutions, Inc.* (Healthcare-Services)	3,330	70,396
Quest Software, Inc.* (Software)	3,885	71,484
Quicksilver Resources, Inc.* (Oil & Gas)	11,655	174,942
Rayonier, Inc. (Forest Products & Paper)	3,330	140,393
Realty Income Corp. (REIT)	5,550	143,801
Regal-Beloit Corp. (Hand/Machine Tools)	2,220	115,307
Regency Centers Corp. (REIT)	2,775	97,292
Reliance Steel & Aluminum Co. (Iron/Steel)	6,105	263,858
ResMed, Inc.* (Healthcare-Products)	7,215	377,128
RF Micro Devices, Inc.* (Telecommunications)	14,430	68,831
Rollins, Inc. (Commercial Services)	2,220	42,802
Rovi Corp.* (Semiconductors)	9,990	318,381
RPM, Inc. (Chemicals)	6,660	135,398
Scientific Games Corp.—Class A* (Entertainment)	2,220	32,301
SEI Investments Co. (Software)	12,765	223,643
Semtech Corp.* (Semiconductors)	6,105	103,846
Senior Housing Properties Trust (REIT)	4,440	97,103
Service Corp. International (Commercial Services)	14,430	118,182
Silgan Holdings, Inc. (Packaging & Containers)	1,110	64,247

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Silicon Laboratories, Inc.* (Semiconductors)	4,440	$214,630
SL Green Realty Corp. (REIT)	7,770	390,365
Solera Holdings, Inc. (Software)	6,660	239,827
Sotheby’s (Commercial Services)	6,660	149,717
Southern Union Co. (Gas)	6,660	151,182
SPX Corp. (Miscellaneous Manufacturing)	3,330	182,151
Steel Dynamics, Inc. (Iron/Steel)	21,645	383,549
STERIS Corp. (Healthcare-Products)	2,775	77,617
Strayer Education, Inc. (Commercial Services)	1,665	353,796
Superior Energy Services, Inc.* (Oil & Gas Services)	7,770	188,733
SVB Financial Group* (Banks)	1,665	69,414
Sybase, Inc.* (Software)	8,325	361,305
Syniverse Holdings, Inc.* (Telecommunications)	6,660	116,417
Synopsys, Inc.* (Computers)	7,770	173,116
Techne Corp. (Healthcare-Products)	2,220	152,203
Temple-Inland, Inc. (Forest Products & Paper)	6,105	128,877
Terra Industries, Inc. (Chemicals)	9,990	321,578
The Corporate Executive Board Co. (Commercial Services)	3,330	75,991
The Macerich Co. (REIT)	6,660	239,427
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	2,220	87,268
The Warnaco Group, Inc.* (Apparel)	4,440	187,324
Thomas & Betts Corp.* (Electronics)	4,995	178,771
Thoratec Corp.* (Healthcare-Products)	5,550	149,406
Tidewater, Inc. (Oil & Gas Services)	3,330	159,673
Tootsie Roll Industries, Inc. (Food)	1,110	30,392
Trimble Navigation, Ltd.* (Electronics)	7,215	181,818
Tupperware Corp. (Household Products/Wares)	6,105	284,310
tw telecom, Inc.* (Telecommunications)	14,430	247,330
UDR, Inc. (REIT)	4,440	72,994
Under Armour, Inc.—Class A* (Retail)	3,885	105,944
United Rentals, Inc.* (Commercial Services)	1,665	16,334
United Therapeutics Corp.* (Pharmaceuticals)	4,440	233,766
Universal Health Services, Inc.—Class B (Healthcare-Services)	5,550	169,275
Urban Outfitters, Inc.* (Retail)	12,765	446,647
Valeant Pharmaceuticals International* (Pharmaceuticals)	3,885	123,504
Valmont Industries, Inc. (Metal Fabricate/Hardware)	2,220	174,159
ValueClick, Inc.* (Internet)	8,325	84,249
Varian, Inc.* (Electronics)	1,110	57,209
VCA Antech, Inc.* (Pharmaceuticals)	4,995	124,475
Vertex Pharmaceuticals, Inc.* (Biotechnology)	9,435	404,290
Vishay Intertechnology, Inc.* (Electronics)	6,105	50,977
Wabtec Corp. (Machinery-Diversified)	2,775	113,331
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	8,325	254,245
Waste Connections, Inc.* (Environmental Control)	4,440	147,941
WellCare Health Plans, Inc.* (Healthcare-Services)	4,440	163,214
Westamerica Bancorp (Banks)	1,110	61,461
Williams Sonoma, Inc. (Retail)	10,545	219,125
WMS Industries, Inc.* (Leisure Time)	4,995	199,800
Woodward Governor Co. (Electronics)	3,885	100,116
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	3,330	94,439

TOTAL COMMON STOCKS
(Cost $33,851,254)		44,723,976

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $11,000 (Collateralized by $11,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $11,286)	$11,000	$11,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $5,999)	5,000	5,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $51,000 (Collateralized by $50,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $52,642)	51,000	51,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $4,000 (Collateralized by $3,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $4,088)	4,000	4,000

TOTAL REPURCHASE AGREEMENTS
(Cost $72,000)		72,000

TOTAL INVESTMENT SECURITIES
(Cost $33,923,254)—100.3%		44,795,976
Net other assets (liabilities)—(0.3)%		(117,328)

NET ASSETS—100.0%		$44,678,648

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap Growth	December 31, 2009

ProFund VP Mid-Cap Growth invested in the following industries as of December 31, 2009:
		% of
	Value	Net Assets

Advertising	$172,549	0.4%
Aerospace/Defense	381,735	0.8%
Apparel	651,220	1.4%
Auto Manufacturers	328,826	0.7%
Banks	365,163	0.8%
Beverages	710,744	1.6%
Biotechnology	621,057	1.3%
Building Materials	213,870	0.4%
Chemicals	1,144,676	2.5%
Commercial Services	2,663,169	5.9%
Computers	1,218,169	2.9%
Cosmetics/Personal Care	81,280	0.2%
Distribution/Wholesale	271,811	0.6%
Diversified Financial Services	1,589,508	3.7%
Electric	199,134	0.4%
Electrical Components & Equipment	1,106,670	2.5%
Electronics	1,079,069	2.4%
Entertainment	320,540	0.7%
Environmental Control	147,941	0.3%
Food	109,513	0.3%
Forest Products & Paper	322,350	0.7%
Gas	358,974	0.8%
Hand/Machine Tools	233,988	0.6%
Healthcare-Products	2,795,067	6.2%
Healthcare-Services	1,436,151	3.3%
Home Builders	22,777	0.1%
Household Products/Wares	776,788	1.7%
Insurance	154,745	0.4%
Internet	1,357,220	3.0%
Investment Companies	52,892	0.1%
Iron/Steel	647,407	1.5%
Leisure Time	296,653	0.6%
Machinery-Construction & Mining	922,094	2.1%
Machinery-Diversified	644,943	1.5%
Media	92,974	0.2%
Metal Fabricate/Hardware	174,159	0.4%
Miscellaneous Manufacturing	740,493	1.7%
Office Furnishings	61,339	0.1%
Oil & Gas	3,003,054	6.7%
Oil & Gas Services	731,883	1.6%
Packaging & Containers	358,935	0.8%
Pharmaceuticals	1,542,450	3.5%
Pipelines	166,500	0.4%
REIT	2,403,508	5.4%
Real Estate	234,654	0.5%
Retail	4,452,138	10.0%
Semiconductors	1,797,828	4.0%
Software	3,310,537	7.3%
Telecommunications	1,601,436	3.7%
Transportation	565,933	1.2%
Water	87,462	0.2%
Other**	(45,328)	(0.1)%

Total	$44,678,648	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$44,723,976	$–	$44,723,976
Repurchase Agreements	–	72,000	72,000

Total Investment Securities	$44,723,976	$72,000	$44,795,976

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$33,923,254

Securities, at value	44,723,976
Repurchase agreements, at value	72,000

Total Investment Securities, at value	44,795,976
Cash	299
Dividends receivable	26,052
Receivable for capital shares issued	613,690
Receivable for investments sold	264,720
Prepaid expenses	79

Total Assets	45,700,816

Liabilities:
Payable for investments purchased	949,658
Payable for capital shares redeemed	238
Advisory fees payable	18,911
Management services fees payable	2,521
Administration fees payable	1,337
Administrative services fees payable	12,265
Distribution fees payable	8,779
Trustee fees payable	104
Transfer agency fees payable	3,836
Fund accounting fees payable	2,674
Compliance services fees payable	531
Other accrued expenses	21,314

Total Liabilities	1,022,168

Net Assets	$44,678,648

Net Assets consist of:
Capital	$49,855,004
Accumulated net realized gains (losses) on investments	(16,049,078)
Net unrealized appreciation (depreciation) on investments	10,872,722

Net Assets	$44,678,648

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,677,117

Net Asset Value (offering and redemption price per share)	$26.64

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$286,675
Interest	66

Total Investment Income	286,741

Expenses:
Advisory fees	236,278
Management services fees	31,503
Administration fees	13,060
Transfer agency fees	19,667
Administrative services fees	110,188
Distribution fees	78,759
Custody fees	27,172
Fund accounting fees	28,198
Trustee fees	389
Compliance services fees	565
Other fees	38,571

Total Gross Expenses before reductions	584,350
Less Expenses reduced by the Advisor	(58,816)

Total Net Expenses	525,534

Net Investment Income (Loss)	(238,793)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,912,934
Change in net unrealized appreciation/depreciation on investments	9,317,528

Net Realized and Unrealized Gains (Losses) on Investments	11,230,462

Change in Net Assets Resulting from Operations	$10,991,669

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(238,793)	$(466,319)
Net realized gains (losses) on investments	1,912,934	(8,685,972)
Change in net unrealized appreciation/depreciation on investments	9,317,528	(12,101,183)

Change in net assets resulting from operations	10,991,669	(21,253,474)

Distributions to Shareholders From:
Net realized gains on investments	—	(7,205,624)

Change in net assets resulting from distributions	—	(7,205,624)

Capital Transactions:
Proceeds from shares issued	125,641,492	196,823,736
Dividends reinvested	—	7,205,624
Value of shares redeemed	(111,239,350)	(221,587,991)

Change in net assets resulting from capital transactions	14,402,142	(17,558,631)

Change in net assets	25,393,811	(46,017,729)
Net Assets:
Beginning of period	19,284,837	65,302,566

End of period	$44,678,648	$19,284,837

Share Transactions:
Issued	5,788,767	6,126,991
Reinvested	—	251,857
Redeemed	(5,113,142)	(7,235,490)

Change in shares	675,625	(856,642)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Mid-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$19.26	$35.14	$34.62	$34.84	$32.34

Investment Activities:
Net investment income (loss)(a)	(0.17)	(0.32)	(0.23)	(0.40)	(0.36)
Net realized and unrealized gains (losses) on investments	7.55	(12.23)	4.23	1.69	3.95

Total income (loss) from investment activities	7.38	(12.55)	4.00	1.29	3.59

Distributions to Shareholders From:
Net realized gains on investments	—	(3.33)	(3.48)	(1.51)	(1.09)

Net Asset Value, End of Period	$26.64	$19.26	$35.14	$34.62	$34.84

Total Return	38.32%	(38.81)%	11.74%	3.98%	11.22%

Ratios to Average Net Assets:
Gross expenses	1.85%	1.79%	1.72%	1.78%	1.89%
Net expenses	1.67%	1.63%	1.66%	1.76%	1.89%
Net investment income (loss)	(0.76)%	(1.04)%	(0.63)%	(1.13)%	(1.07)%

Supplemental Data:
Net assets, end of period (000’s)	$44,679	$19,285	$65,303	$67,116	$155,722
Portfolio turnover rate(b)	373%	427%	616%	685%	943%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2009, the Fund had a total return of 20.40%, compared to a total return of 22.85%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were World Fuel Services Corp (+44.81%), Casey’s General Stores Inc (+40.14%), and EMCOR Group Inc (+19.93%), while the bottom three performers in this group were Piedmont Natural Gas Co Inc (–15.54%), New Jersey Resources Corp (–4.96%), and ProAssurance Corp (+1.76%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Value	5/1/2002	20.40%	–1.11%	1.21%	1.91%	1.68%

S&P SmallCap 600/Citigroup Value Index[3]	5/1/2002	22.85%	0.86%	3.92%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	1.0%
EMCOR Group, Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.8%
World Fuel Services Corp.	0.8%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	23%
Consumer Cyclical	16%
Consumer Non-Cyclical	15%
Utilities	7%
Technology	6%
Basic Materials	4%
Communications	3%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks (99.9%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	1,710	$23,410
AAR Corp.* (Aerospace/Defense)	4,104	94,310
ABM Industries, Inc. (Commercial Services)	4,959	102,453
Actel Corp.* (Semiconductors)	1,539	18,283
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,182	133,082
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,617	164,550
Adaptec, Inc.* (Telecommunications)	12,825	42,964
Administaff, Inc. (Commercial Services)	1,197	28,237
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,223	33,523
Agilysys, Inc. (Computers)	2,223	20,229
Albany International Corp.—Class A (Machinery-Diversified)	2,907	65,291
ALLETE, Inc. (Electric)	3,249	106,177
Alliance One International, Inc.* (Agriculture)	9,576	46,731
American Physicians Capital, Inc. (Insurance)	1,026	31,108
American Public Education, Inc.* (Commercial Services)	1,026	35,253
American Science & Engineering, Inc. (Electronics)	513	38,906
American States Water Co. (Water)	1,026	36,331
American Vanguard Corp. (Chemicals)	2,223	18,451
AMERIGROUP Corp.* (Healthcare-Services)	5,472	147,525
Amerisafe, Inc.* (Insurance)	2,052	36,874
AMN Healthcare Services, Inc.* (Commercial Services)	3,420	30,985
AmSurg Corp.* (Healthcare-Services)	1,539	33,889
Analogic Corp. (Electronics)	855	32,926
Anixter International, Inc.* (Telecommunications)	1,539	72,487
Apogee Enterprises, Inc. (Building Materials)	3,078	43,092
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,933	86,801
Applied Signal Technology, Inc. (Telecommunications)	684	13,194
Arch Chemicals, Inc. (Chemicals)	2,736	84,488
Arctic Cat, Inc.* (Leisure Time)	1,368	12,531
Arkansas Best Corp. (Transportation)	2,736	80,520
ArQule, Inc.* (Biotechnology)	1,539	5,679
Arris Group, Inc.* (Telecommunications)	6,669	76,227
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,052	55,281
ATC Technology Corp.* (Auto Parts & Equipment)	1,197	28,548
ATMI, Inc.* (Semiconductors)	1,539	28,656
Audiovox Corp.—Class A* (Telecommunications)	2,052	14,549
Avid Technology, Inc.* (Software)	3,078	39,275
Avista Corp. (Electric)	5,814	125,524
Badger Meter, Inc. (Electronics)	684	27,237
Bank Mutual Corp. (Banks)	4,959	34,316
Bank of the Ozarks, Inc. (Banks)	513	15,016
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,617	78,027
Basic Energy Services, Inc.* (Oil & Gas Services)	2,394	21,307
Bel Fuse, Inc.—Class B (Electronics)	1,197	25,724
Belden, Inc. (Electrical Components & Equipment)	2,565	56,225
Benchmark Electronics, Inc.* (Electronics)	6,840	129,344
BioMed Realty Trust, Inc. (REIT)	5,643	89,047
Black Box Corp. (Telecommunications)	1,881	53,308
Blyth, Inc. (Household Products/Wares)	684	23,064
Boston Private Financial Holdings, Inc. (Banks)	7,011	40,453
Bowne & Co., Inc. (Commercial Services)	4,275	28,557
Brady Corp.—Class A (Electronics)	2,736	82,107
Briggs & Stratton Corp. (Machinery-Diversified)	5,301	99,182
Brightpoint, Inc.* (Distribution/Wholesale)	7,011	51,531
Bristow Group, Inc.* (Transportation)	3,762	144,649
Brookline Bancorp, Inc. (Savings & Loans)	3,762	37,281
Brooks Automation, Inc.* (Semiconductors)	3,591	30,811
Brown Shoe Co., Inc. (Retail)	4,617	45,570
Brunswick Corp. (Leisure Time)	9,405	119,538
Brush Engineered Materials, Inc.* (Mining)	1,026	19,022
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,052	20,028
Cabela’s, Inc.* (Retail)	4,275	60,961
Cabot Microelectronics Corp.* (Chemicals)	1,539	50,725
CACI International, Inc.—Class A* (Computers)	3,249	158,714
Calgon Carbon Corp.* (Environmental Control)	2,565	35,653
Callaway Golf Co. (Leisure Time)	6,840	51,574
Cambrex Corp.* (Biotechnology)	3,078	17,175
Carter’s, Inc.* (Apparel)	2,565	67,331
Cascade Corp. (Machinery-Diversified)	1,026	28,205
Casey’s General Stores, Inc. (Retail)	5,472	174,666
CDI Corp. (Commercial Services)	1,368	17,716
Cedar Shopping Centers, Inc. (REIT)	4,788	32,558

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Centene Corp.* (Healthcare-Services)	4,617	$97,742
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,353	73,089
Central Vermont Public Service Corp. (Electric)	1,197	24,898
Century Aluminum Co.* (Mining)	6,156	99,666
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,736	52,559
CH Energy Group, Inc. (Electric)	1,710	72,709
Checkpoint Systems, Inc.* (Electronics)	4,104	62,586
Chemed Corp. (Commercial Services)	1,026	49,217
Christopher & Banks Corp. (Retail)	3,933	29,969
Ciber, Inc.* (Computers)	7,524	25,958
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,026	25,835
City Holding Co. (Banks)	1,026	33,171
CKE Restaurants, Inc. (Retail)	5,985	50,633
Clarcor, Inc. (Miscellaneous Manufacturing)	2,907	94,303
Clearwater Paper Corp.* (Forest Products & Paper)	1,197	65,799
Cognex Corp. (Machinery-Diversified)	1,881	33,331
Cohu, Inc. (Semiconductors)	2,565	35,782
Colonial Properties Trust (REIT)	7,011	82,239
Columbia Banking System, Inc. (Banks)	3,078	49,802
Comfort Systems USA, Inc. (Building Materials)	4,104	50,643
Community Bank System, Inc. (Banks)	3,420	66,040
Comtech Telecommunications Corp.* (Telecommunications)	3,078	107,884
CONMED Corp.* (Healthcare-Products)	3,078	70,178
Consolidated Graphics, Inc.* (Commercial Services)	513	17,965
Cross Country Healthcare, Inc.* (Commercial Services)	3,249	32,198
CryoLife, Inc.* (Biotechnology)	1,881	12,076
CTS Corp. (Electronics)	3,591	34,545
Cubic Corp. (Electronics)	855	31,892
Curtiss-Wright Corp. (Aerospace/Defense)	2,565	80,336
Daktronics, Inc. (Electronics)	1,368	12,599
Delphi Financial Group, Inc.—Class A (Insurance)	2,394	53,554
Deltic Timber Corp. (Forest Products & Paper)	684	31,587
Diamond Foods, Inc. (Food)	1,026	36,464
Digi International, Inc.* (Software)	2,565	23,393
Dime Community Bancshares, Inc. (Savings & Loans)	1,710	20,041
DineEquity, Inc.* (Retail)	684	16,614
Drew Industries, Inc.* (Building Materials)	2,052	42,374
DSP Group, Inc.* (Semiconductors)	1,368	7,702
Dycom Industries, Inc.* (Engineering & Construction)	4,104	32,955
E.W. Scripps Co.* (Media)	3,078	21,423
Eagle Materials, Inc.—Class A (Building Materials)	2,736	71,273
East West Bancorp, Inc. (Banks)	9,747	154,003
EastGroup Properties, Inc. (REIT)	1,197	45,821
El Paso Electric Co.* (Electric)	2,565	52,018
Electro Scientific Industries, Inc.* (Electronics)	2,907	31,454
EMCOR Group, Inc.* (Engineering & Construction)	7,011	188,596
Emergent Biosolutions, Inc.* (Biotechnology)	1,026	13,943
Employers Holdings, Inc. (Insurance)	4,788	73,448
EMS Technologies, Inc.* (Telecommunications)	1,710	24,795
Encore Wire Corp. (Electrical Components & Equipment)	2,052	43,236
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,223	58,709
Entertainment Properties Trust (REIT)	2,223	78,405
EPIQ Systems, Inc.* (Software)	1,197	16,746
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,368	49,043
Esterline Technologies Corp.* (Aerospace/Defense)	3,249	132,462
Ethan Allen Interiors, Inc. (Home Furnishings)	2,736	36,717
Exar Corp.* (Semiconductors)	2,394	17,021
Extra Space Storage, Inc. (REIT)	5,814	67,152
EZCORP, Inc.—Class A* (Retail)	2,223	38,258
FEI Co.* (Electronics)	1,368	31,956
Financial Federal Corp. (Diversified Financial Services)	1,368	37,620
First BanCorp (Banks)	8,037	18,485
First Commonwealth Financial Corp. (Banks)	8,037	37,372
First Financial Bancorp (Banks)	2,565	37,346
First Financial Bankshares, Inc. (Banks)	1,026	55,640
First Midwest Bancorp, Inc. (Banks)	5,814	63,314
Franklin Street Properties Corp. (REIT)	7,182	104,929
Fred’s, Inc. (Retail)	4,275	43,605
Fuller (H.B.) Co. (Chemicals)	3,249	73,915
G & K Services, Inc. (Textiles)	2,052	51,567
General Communication, Inc.—Class A* (Telecommunications)	4,788	30,547
Genesco, Inc.* (Retail)	1,197	32,870
Gentiva Health Services, Inc.* (Healthcare-Services)	3,078	83,137
Gerber Scientific, Inc.* (Machinery-Diversified)	2,736	13,817
Gibraltar Industries, Inc.* (Iron/Steel)	3,249	51,107
Glacier Bancorp, Inc. (Banks)	6,669	91,499
Greatbatch, Inc.* (Electrical Components & Equipment)	855	16,442
Greenhill & Co., Inc. (Diversified Financial Services)	1,026	82,326
Griffon Corp.* (Miscellaneous Manufacturing)	4,788	58,509
Group 1 Automotive, Inc.* (Retail)	2,565	72,718
Haemonetics Corp.* (Healthcare-Products)	1,026	56,584
Hancock Holding Co. (Banks)	1,368	59,905
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,420	47,299
Hanmi Financial Corp.* (Banks)	5,472	6,566
Harmonic, Inc.* (Telecommunications)	10,260	64,946
Haverty Furniture Cos., Inc. (Retail)	2,052	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	6,498	42,367
Healthcare Realty Trust, Inc. (REIT)	3,762	80,733
Healthcare Services Group, Inc. (Commercial Services)	1,881	40,366
HealthSpring, Inc.* (Healthcare-Services)	5,301	93,351
Heartland Express, Inc. (Transportation)	2,736	41,779
Heartland Payment Systems, Inc. (Commercial Services)	3,933	51,640
Helen of Troy, Ltd.* (Household Products/Wares)	3,249	79,471
Hillenbrand, Inc. (Commercial Services)	3,591	67,654
Holly Corp. (Oil & Gas)	2,052	52,593
Home Bancshares, Inc. (Banks)	1,197	28,812
Home Properties, Inc. (REIT)	1,710	81,584
Hot Topic, Inc.* (Retail)	4,788	30,452
Hub Group, Inc.—Class A* (Transportation)	2,223	59,643
Hutchinson Technology, Inc.* (Computers)	2,565	26,317
ICU Medical, Inc.* (Healthcare-Products)	684	24,925
Independent Bank Corp./MA (Banks)	2,223	46,438
Infinity Property & Casualty Corp. (Insurance)	1,539	62,545
InfoSpace, Inc.* (Internet)	3,762	32,240
Inland Real Estate Corp. (REIT)	7,524	61,321
Insight Enterprises, Inc.* (Retail)	4,959	56,632
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,104	93,243
Integral Systems, Inc.* (Computers)	1,026	8,885
Interface, Inc.—Class A (Office Furnishings)	5,985	49,735
Intermec, Inc.* (Machinery-Diversified)	5,301	68,171
Invacare Corp. (Healthcare-Products)	3,420	85,295
inVentiv Health, Inc.* (Advertising)	1,881	30,416
Investment Technology Group, Inc.* (Diversified Financial Services)	1,710	33,687
ION Geophysical Corp.* (Oil & Gas Services)	4,959	29,357
Iowa Telecommunications Services, Inc. (Telecommunications)	1,881	31,526

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

J & J Snack Foods Corp. (Food)	684	$27,333
Jack in the Box, Inc.* (Retail)	6,156	121,089
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,907	35,233
Jo-Ann Stores, Inc.* (Retail)	1,026	37,182
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,197	20,361
K-Swiss, Inc.—Class A* (Apparel)	2,907	28,896
Kaman Corp. (Aerospace/Defense)	2,736	63,174
Kaydon Corp. (Metal Fabricate/Hardware)	1,368	48,920
Keithley Instruments, Inc. (Electronics)	855	3,976
Kelly Services, Inc.—Class A* (Commercial Services)	2,907	34,681
Kendle International, Inc.* (Commercial Services)	1,539	28,179
Kid Brands, Inc.* (Household Products/Wares)	1,026	4,494
Kilroy Realty Corp. (REIT)	2,565	78,669
Kite Realty Group Trust (REIT)	6,669	27,143
Knight Transportation, Inc. (Transportation)	2,565	49,479
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,933	21,199
La-Z-Boy, Inc.* (Home Furnishings)	2,907	27,704
LaBranche & Co., Inc.* (Diversified Financial Services)	5,643	16,026
Laclede Group, Inc. (Gas)	2,394	80,845
Lance, Inc. (Food)	1,539	40,476
Landauer, Inc. (Commercial Services)	513	31,498
Landry’s Restaurants, Inc.* (Retail)	855	18,203
LaSalle Hotel Properties (REIT)	2,565	54,455
Lawson Products, Inc. (Metal Fabricate/Hardware)	513	9,054
LCA-Vision, Inc.* (Healthcare-Products)	2,052	10,506
Lexington Realty Trust (REIT)	10,944	66,540
Lindsay Manufacturing Co. (Machinery-Diversified)	684	27,257
Lithia Motors, Inc.—Class A* (Retail)	2,223	18,273
Littelfuse, Inc.* (Electrical Components & Equipment)	684	21,991
Live Nation, Inc.* (Commercial Services)	8,892	75,671
Liz Claiborne, Inc.* (Apparel)	10,089	56,801
LoJack Corp.* (Electronics)	1,881	7,599
LTC Properties, Inc. (REIT)	1,368	36,594
Lydall, Inc.* (Miscellaneous Manufacturing)	1,881	9,800
M/I Schottenstein Homes, Inc.* (Home Builders)	2,052	21,320
Magellan Health Services, Inc.* (Healthcare-Services)	3,762	153,226
MagneTek, Inc.* (Electrical Components & Equipment)	3,249	5,003
Maidenform Brands, Inc.* (Apparel)	855	14,270
Mannatech, Inc. (Pharmaceuticals)	1,710	5,335
Marcus Corp. (Lodging)	2,223	28,499
MarineMax, Inc.* (Retail)	2,223	20,429
Martek Biosciences Corp.* (Biotechnology)	3,591	68,014
Matrix Service Co.* (Oil & Gas Services)	2,736	29,138
MedCath Corp.* (Healthcare-Services)	1,881	14,879
Meridian Bioscience, Inc. (Healthcare-Products)	1,881	40,536
Merit Medical Systems, Inc.* (Healthcare-Products)	1,197	23,090
Meritage Homes Corp.* (Home Builders)	3,420	66,109
Methode Electronics, Inc. (Electronics)	2,565	22,264
Micrel, Inc. (Semiconductors)	2,223	18,229
Microsemi Corp.* (Semiconductors)	5,130	91,057
Mid-America Apartment Communities, Inc. (REIT)	1,368	66,047
Midas, Inc.* (Commercial Services)	1,026	8,670
MKS Instruments, Inc.* (Semiconductors)	5,301	92,290
Mobile Mini, Inc.* (Storage/Warehousing)	1,197	16,866
Molina Healthcare, Inc.* (Healthcare-Services)	1,368	31,286
Monarch Casino & Resort, Inc.* (Lodging)	1,197	9,696
Moog, Inc.—Class A* (Aerospace/Defense)	4,788	139,953
Movado Group, Inc. (Retail)	1,881	18,283
MTS Systems Corp. (Computers)	1,026	29,487
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,104	101,943
Multimedia Games, Inc.* (Leisure Time)	1,197	7,194
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	513	19,340
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,078	28,010
Nara Bancorp, Inc.* (Banks)	3,420	38,783
Nash Finch Co. (Food)	1,368	50,739
National Financial Partners* (Diversified Financial Services)	4,446	35,968
National Penn Bancshares, Inc. (Banks)	13,509	78,217
National Retail Properties, Inc. (REIT)	4,104	87,087
NBT Bancorp, Inc. (Banks)	2,223	45,283
NCI Building Systems, Inc.* (Building Materials)	9,576	17,333
Neenah Paper, Inc. (Forest Products & Paper)	1,539	21,469
Network Equipment Technologies, Inc.* (Telecommunications)	1,710	6,926
New Jersey Resources Corp. (Gas)	4,446	166,280
Newport Corp.* (Electronics)	2,394	22,001
Northwest Natural Gas Co. (Gas)	1,710	77,018
O’Charley’s, Inc.* (Retail)	2,052	13,441
OfficeMax, Inc.* (Retail)	5,301	67,270
Old Dominion Freight Line, Inc.* (Transportation)	1,368	41,998
Old National Bancorp (Banks)	9,405	116,904
Olympic Steel, Inc. (Iron/Steel)	1,026	33,427
OM Group, Inc.* (Chemicals)	3,249	101,986
Omnicell, Inc.* (Software)	1,197	13,993
On Assignment, Inc.* (Commercial Services)	1,881	13,449
Orbital Sciences Corp.* (Aerospace/Defense)	3,591	54,799
Osteotech, Inc.* (Healthcare-Products)	1,881	6,019
Oxford Industries, Inc. (Apparel)	684	14,145
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,881	18,960
Papa John’s International, Inc.* (Retail)	1,026	23,967
PAREXEL International Corp.* (Commercial Services)	2,223	31,344
Park Electrochemical Corp. (Electronics)	1,197	33,085
Parkway Properties, Inc. (REIT)	2,394	49,843
PC-Tel, Inc.* (Internet)	2,052	12,148
Penford Corp. (Chemicals)	1,197	10,402
Penn Virginia Corp. (Oil & Gas)	4,788	101,937
Pennsylvania REIT (REIT)	4,275	36,166
Perry Ellis International, Inc.* (Apparel)	1,026	15,452
Petroleum Development* (Oil & Gas)	2,052	37,367
PetroQuest Energy, Inc.* (Oil & Gas)	2,736	16,772
PharMerica Corp.* (Pharmaceuticals)	3,249	51,594
Phoenix Technologies, Ltd.* (Software)	1,710	4,703
Piedmont Natural Gas Co., Inc. (Gas)	7,866	210,415
Pinnacle Entertainment, Inc.* (Entertainment)	3,933	35,318
Pinnacle Financial Partners, Inc.* (Banks)	3,591	51,064
Pioneer Drilling Co.* (Oil & Gas)	5,814	45,931
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,197	60,580
Plexus Corp.* (Electronics)	1,710	48,735
PolyOne Corp.* (Chemicals)	5,130	38,321
Pool Corp. (Distribution/Wholesale)	5,301	101,143
Post Properties, Inc. (REIT)	5,130	100,548
Pre-Paid Legal Services, Inc. (Commercial Services)	342	14,049
Presidential Life Corp. (Insurance)	2,223	20,340
PrivateBancorp, Inc. (Banks)	6,327	56,753
ProAssurance Corp.* (Insurance)	3,420	183,688
Progress Software Corp.* (Software)	2,223	64,934
Prosperity Bancshares, Inc. (Banks)	2,394	96,885
PS Business Parks, Inc. (REIT)	855	42,793
PSS World Medical, Inc.* (Healthcare-Products)	3,078	69,470
Quaker Chemical Corp. (Chemicals)	1,197	24,706
Quanex Building Products Corp. (Building Materials)	2,394	40,626

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	13,680	$27,634
RadiSys Corp.* (Computers)	1,368	13,064
RC2 Corp.* (Toys/Games/Hobbies)	1,368	20,178
Red Robin Gourmet Burgers, Inc.* (Retail)	1,710	30,609
Res-Care, Inc.* (Healthcare-Services)	2,736	30,643
Rewards Network, Inc. (Commercial Services)	855	10,807
RLI Corp. (Insurance)	1,197	63,740
Robbins & Myers, Inc. (Machinery-Diversified)	3,591	84,460
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,710	86,201
Rogers Corp.* (Electronics)	1,710	51,830
RTI International Metals, Inc.* (Mining)	1,368	34,433
Ruby Tuesday, Inc.* (Retail)	6,840	49,248
Rudolph Technologies, Inc.* (Semiconductors)	1,710	11,491
Ruth’s Hospitality Group, Inc.* (Retail)	2,223	4,646
S&T Bancorp, Inc. (Banks)	2,565	43,631
Safety Insurance Group, Inc. (Insurance)	1,539	55,758
ScanSource, Inc.* (Distribution/Wholesale)	2,907	77,617
School Specialty, Inc.* (Retail)	1,710	39,997
Schulman (A.), Inc. (Chemicals)	2,736	55,212
SEACOR SMIT, Inc.* (Oil & Gas Services)	855	65,194
Seahawk Drilling, Inc.* (Oil & Gas)	1,197	26,980
Selective Insurance Group, Inc. (Insurance)	5,643	92,827
Simmons First National Corp.—Class A (Banks)	1,539	42,784
Simpson Manufacturing Co., Inc. (Building Materials)	4,104	110,357
Skechers U.S.A., Inc.—Class A* (Apparel)	1,197	35,204
Skyline Corp. (Home Builders)	684	12,586
SkyWest, Inc. (Airlines)	5,985	101,266
Smith Corp. (Miscellaneous Manufacturing)	1,197	51,938
Sonic Automotive, Inc.* (Retail)	2,736	28,427
Sonic Solutions* (Electronics)	1,368	16,183
South Financial Group, Inc. (Banks)	23,085	14,883
South Jersey Industries, Inc. (Gas)	3,249	124,047
Southwest Gas Corp. (Gas)	4,788	136,602
Sovran Self Storage, Inc. (REIT)	1,539	54,988
Spartan Motors, Inc. (Auto Parts & Equipment)	1,710	9,627
Spartan Stores, Inc. (Food)	2,394	34,210
Spherion Corp.* (Commercial Services)	5,472	30,753
Stage Stores, Inc. (Retail)	4,104	50,725
Standard Microsystems Corp.* (Semiconductors)	1,539	31,980
Standard Motor Products, Inc.* (Auto Parts & Equipment)	1,881	16,026
Standard Pacific Corp.* (Home Builders)	10,431	39,012
Standex International Corp. (Miscellaneous Manufacturing)	1,368	27,483
StarTek, Inc.* (Commercial Services)	513	3,837
Stein Mart, Inc.* (Retail)	1,368	14,583
Stepan Co. (Chemicals)	342	22,165
Sterling Bancorp (Banks)	1,881	13,430
Sterling Bancshares, Inc. (Banks)	8,721	44,739
Stewart Information Services Corp. (Insurance)	1,881	21,218
Stone Energy Corp.* (Oil & Gas)	2,565	46,298
Superior Industries International, Inc. (Auto Parts & Equipment)	2,565	39,244
Supertex, Inc.* (Semiconductors)	684	20,383
Susquehanna Bancshares, Inc. (Banks)	9,234	54,388
Swift Energy Co.* (Oil & Gas)	2,223	53,263
SWS Group, Inc. (Diversified Financial Services)	3,078	37,244
Symmetricom, Inc.* (Telecommunications)	2,907	15,116
Symmetry Medical, Inc.* (Healthcare-Products)	3,762	30,322
SYNNEX Corp.* (Software)	2,223	68,157
Take-Two Interactive Software, Inc.* (Software)	8,721	87,646
Tanger Factory Outlet Centers, Inc. (REIT)	1,881	73,340
Technitrol, Inc. (Electronics)	4,446	19,473
Tekelec* (Telecommunications)	4,104	62,709
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,052	78,715
Texas Industries, Inc. (Building Materials)	2,907	101,716
The Cato Corp.—Class A (Retail)	1,881	37,733
The Children’s Place Retail Stores, Inc.* (Retail)	2,907	95,960
The Finish Line, Inc.—Class A (Retail)	5,985	75,112
The Geo Group, Inc.* (Commercial Services)	5,472	119,727
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,078	36,290
The Hain Celestial Group, Inc.* (Food)	4,446	75,626
The Men’s Wearhouse, Inc. (Retail)	2,565	54,019
The Nautilus Group, Inc.* (Leisure Time)	2,223	4,513
The Navigators Group, Inc.* (Insurance)	855	40,279
The Pep Boys-Manny, Moe & Jack (Retail)	4,959	41,953
The Standard Register Co. (Household Products/Wares)	1,368	6,977
Theragenics Corp.* (Pharmaceuticals)	2,394	3,208
THQ, Inc.* (Software)	4,788	24,132
Tollgrade Communications, Inc.* (Telecommunications)	1,368	8,358
Tompkins Financial Corp. (Banks)	342	13,851
Toro Co. (Housewares)	1,881	78,645
Tractor Supply Co.* (Retail)	1,368	72,449
Tredegar Corp. (Miscellaneous Manufacturing)	2,394	37,873
Triumph Group, Inc. (Aerospace/Defense)	684	33,003
TrueBlue, Inc.* (Commercial Services)	4,617	68,378
TrustCo Bank Corp. NY (Banks)	5,301	33,396
Tuesday Morning Corp.* (Retail)	3,420	8,824
UIL Holdings Corp. (Electric)	3,249	91,232
Ultratech Stepper, Inc.* (Semiconductors)	1,368	20,328
UMB Financial Corp. (Banks)	1,539	60,560
Umpqua Holdings Corp. (Banks)	9,234	123,828
UniFirst Corp. (Textiles)	684	32,907
Unisource Energy Corp. (Electric)	3,762	121,099
United Bankshares, Inc. (Banks)	4,104	81,957
United Community Banks, Inc.* (Banks)	8,892	30,144
United Fire & Casualty Co. (Insurance)	2,394	43,643
United Natural Foods, Inc.* (Food)	4,617	123,459
United Online, Inc. (Internet)	5,814	41,803
United Stationers, Inc.* (Distribution/Wholesale)	2,565	145,820
Universal Forest Products, Inc. (Building Materials)	2,052	75,534
Universal Technical Institute, Inc.* (Commercial Services)	1,026	20,725
Urstadt Biddle Properties—Class A (REIT)	1,368	20,889
USA Mobility, Inc. (Telecommunications)	1,539	16,944
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,933	141,116
Viad Corp. (Commercial Services)	2,223	45,860
Vicor Corp.* (Electrical Components & Equipment)	855	7,952
ViroPharma, Inc.* (Pharmaceuticals)	8,208	68,865
Volt Information Sciences, Inc.* (Commercial Services)	1,368	13,680
Watsco, Inc. (Distribution/Wholesale)	2,052	100,507
Watts Water Technologies, Inc.—Class A (Electronics)	1,368	42,299
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,301	61,492
WD-40 Co. (Household Products/Wares)	855	27,668
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,368	53,626
Whitney Holding Corp. (Banks)	10,260	93,469
Wilshire Bancorp, Inc. (Banks)	2,052	16,806
Winnebago Industries, Inc.* (Home Builders)	1,539	18,776
Wintrust Financial Corp. (Banks)	2,565	78,976
Wolverine World Wide, Inc. (Apparel)	1,881	51,201
World Fuel Services Corp. (Retail)	6,327	169,500

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Zale Corp.* (Retail)	2,565	$6,977
Zenith National Insurance Corp. (Insurance)	3,933	117,125
Zep, Inc. (Chemicals)	1,539	26,655

TOTAL COMMON STOCKS
(Cost $15,720,148)		21,274,519

TOTAL INVESTMENT SECURITIES
(Cost $15,720,148)—99.9%		21,274,519
Net other assets (liabilities)—0.1%		26,554

NET ASSETS—100.0%		$21,301,073

*	Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$30,416	0.1%
Aerospace/Defense	676,752	3.3%
Agriculture	46,731	0.2%
Airlines	101,266	0.5%
Apparel	310,934	1.5%
Auto Parts & Equipment	93,445	0.4%
Banks	2,068,909	10.0%
Biotechnology	116,887	0.6%
Building Materials	552,948	2.6%
Chemicals	507,026	2.3%
Commercial Services	1,053,549	4.9%
Computers	282,654	1.2%
Distribution/Wholesale	495,958	2.4%
Diversified Financial Services	303,451	1.6%
Electric	593,657	2.7%
Electrical Components & Equipment	184,372	0.9%
Electronics	808,721	3.7%
Energy-Alternate Sources	42,367	0.2%
Engineering & Construction	314,794	1.5%
Entertainment	35,318	0.2%
Environmental Control	35,653	0.2%
Food	424,597	2.1%
Forest Products & Paper	286,576	1.3%
Gas	795,207	3.8%
Healthcare-Products	536,810	2.4%
Healthcare-Services	685,678	3.2%
Home Builders	157,803	0.8%
Home Furnishings	64,421	0.3%
Household Products/Wares	214,763	0.9%
Housewares	78,645	0.4%
Insurance	896,147	4.2%
Internet	86,191	0.5%
Iron/Steel	84,534	0.4%
Leisure Time	195,350	0.9%
Lodging	38,195	0.1%
Machinery-Construction & Mining	55,281	0.3%
Machinery-Diversified	506,515	2.4%
Media	21,423	0.1%
Metal Fabricate/Hardware	209,162	0.9%
Mining	153,121	0.8%
Miscellaneous Manufacturing	864,247	3.9%
Office Furnishings	49,735	0.2%
Oil & Gas	381,141	1.7%
Oil & Gas Services	144,996	0.6%
Pharmaceuticals	129,002	0.5%
REIT	1,518,891	7.3%
Retail	1,800,021	8.4%
Savings & Loans	57,322	0.3%
Semiconductors	586,328	2.7%
Software	342,979	1.6%
Storage/Warehousing	16,866	0.1%
Telecommunications	642,480	2.9%
Textiles	84,474	0.4%
Toys/Games/Hobbies	55,411	0.3%
Transportation	418,068	2.0%
Water	36,331	0.2%
Other**	26,554	0.1%

Total	$21,301,073	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$21,274,519	$21,274,519

Total Investment Securities	$21,274,519	$21,274,519

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$15,720,148

Securities, at value	21,274,519

Total Investment Securities, at value	21,274,519
Dividends receivable	27,934
Receivable for capital shares issued	2,660
Receivable for investments sold	621,696
Prepaid expenses	49

Total Assets	21,926,858

Liabilities:
Cash overdraft	299,341
Payable for capital shares redeemed	274,269
Advisory fees payable	10,349
Management services fees payable	1,380
Administration fees payable	707
Administrative services fees payable	7,798
Distribution fees payable	6,765
Trustee fees payable	55
Transfer agency fees payable	2,046
Fund accounting fees payable	1,414
Compliance services fees payable	328
Other accrued expenses	21,333

Total Liabilities	625,785

Net Assets	$21,301,073

Net Assets consist of:
Capital	$35,884,967
Accumulated net investment income (loss)	52,497
Accumulated net realized gains (losses) on investments	(20,190,762)
Net unrealized appreciation (depreciation) on investments	5,554,371

Net Assets	$21,301,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	951,616

Net Asset Value (offering and redemption price per share)	$22.38

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$396,207
Interest	39

Total Investment Income	396,246

Expenses:
Advisory fees	154,715
Management services fees	20,628
Administration fees	8,703
Transfer agency fees	13,055
Administrative services fees	66,402
Distribution fees	51,572
Custody fees	49,788
Fund accounting fees	20,379
Trustee fees	295
Compliance services fees	280
Other fees	33,876

Total Gross Expenses before reductions	419,693
Less Expenses reduced by the Advisor	(75,944)

Total Net Expenses	343,749

Net Investment Income (Loss)	52,497

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	2,487,549

Net Realized and Unrealized Gains (Losses) on Investments	1,439,183

Change in Net Assets Resulting from Operations	$1,491,680

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$52,497	$81,880
Net realized gains (losses) on investments	(1,048,366)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	2,487,549	(3,087,907)

Change in net assets resulting from operations	1,491,680	(16,951,835)

Distributions to Shareholders From:
Net investment income	(81,880)	—
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	(81,880)	(3,171,170)

Capital Transactions:
Proceeds from shares issued	80,187,328	146,366,487
Dividends reinvested	81,880	3,171,170
Value of shares redeemed	(79,231,308)	(142,531,268)

Change in net assets resulting from capital transactions	1,037,900	7,006,389

Change in net assets	2,447,700	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$21,301,073	$18,853,373

Accumulated net investment income (loss)	$52,497	$81,880

Share Transactions:
Issued	4,331,909	5,903,407
Reinvested	3,730	123,922
Redeemed	(4,395,894)	(6,125,024)

Change in shares	(60,255)	(97,695)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.05)	—	—	—	—
Net realized gains on investments	—	(1.84)	(5.48)	(1.83)	(2.02)

Total distributions	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	20.40%	(30.68)%	(7.22)%	17.43%	4.00%

Ratios to Average Net Assets:
Gross expenses	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.75%	1.91%
Net investment income (loss)	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index. For the year ended December 31, 2009, the Fund had a total return of 26.17%, compared to a total return of 28.34%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Dril-Quip Inc (+175.38%), Skyworks Solutions Inc (+156.14%), and Cooper Companies Inc (+132.44%), while the bottom three performers in this group were Stifel Financial Corp (+29.20%), Concur Technologies Inc (+30.26%), and Chattem Inc (+30.43%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Growth	5/1/2002	26.17%	0.24%	3.13%	1.82%	1.68%

S&P SmallCap 600/Citigroup Growth Index[3]	5/1/2002	28.34%	1.92%	5.26%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Mednax, Inc.	1.4%
Skyworks Solutions, Inc.	1.2%
Gardner Denver, Inc.	1.1%
St. Mary Land & Exploration Co.	1.0%
Oil States International, Inc.	1.0%
S&P SmallCap 600/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	24%
Consumer Cyclical	16%
Technology	15%
Industrial	15%
Financial	13%
Communications	7%
Energy	6%
Basic Materials	3%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks (100.1%)
	Shares	Value

AAON, Inc. (Building Materials)	2,228	$43,424
Abaxis, Inc.* (Healthcare-Products)	4,456	113,851
Acadia Realty Trust (REIT)	7,798	131,552
Actel Corp.* (Semiconductors)	2,228	26,469
Administaff, Inc. (Commercial Services)	2,228	52,559
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,228	33,598
Aerovironment, Inc.* (Aerospace/Defense)	2,785	80,988
Air Methods Corp.* (Healthcare-Services)	2,228	74,905
Align Technology, Inc.* (Healthcare-Products)	13,368	238,218
Allegiant Travel Co.* (Airlines)	2,785	131,368
Almost Family, Inc.* (Healthcare-Services)	1,671	66,055
AMCOL International Corp. (Mining)	5,013	142,469
Amedisys, Inc.* (Healthcare-Services)	5,570	270,479
American Medical Systems Holdings, Inc.* (Healthcare-Products)	15,039	290,102
American Public Education, Inc.* (Commercial Services)	1,671	57,416
American Science & Engineering, Inc. (Electronics)	1,114	84,486
American States Water Co. (Water)	1,671	59,170
AmSurg Corp.* (Healthcare-Services)	3,342	73,591
Analogic Corp. (Electronics)	1,114	42,900
Anixter International, Inc.* (Telecommunications)	2,785	131,173
Applied Signal Technology, Inc. (Telecommunications)	1,114	21,489
Arbitron, Inc. (Commercial Services)	5,013	117,404
ArQule, Inc.* (Biotechnology)	2,785	10,277
Arris Group, Inc.* (Telecommunications)	12,254	140,063
ATC Technology Corp.* (Auto Parts & Equipment)	1,671	39,853
ATMI, Inc.* (Semiconductors)	3,342	62,228
AZZ, Inc.* (Miscellaneous Manufacturing)	2,228	72,856
Badger Meter, Inc. (Electronics)	1,671	66,539
Balchem Corp. (Chemicals)	3,899	130,655
Baldor Electric Co. (Hand/Machine Tools)	8,355	234,692
Bank of the Ozarks, Inc. (Banks)	1,671	48,910
Belden, Inc. (Electrical Components & Equipment)	4,456	97,676
Big 5 Sporting Goods Corp. (Retail)	4,456	76,554
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,228	87,315
BioMed Realty Trust, Inc. (REIT)	8,912	140,631
BJ’s Restaurants, Inc.* (Retail)	4,456	83,862
Blackbaud, Inc. (Software)	8,912	210,591
Blue Coat Systems, Inc.* (Internet)	7,798	222,555
Blue Nile, Inc.* (Internet)	2,785	176,374
Boston Beer Co., Inc.—Class A* (Beverages)	2,228	103,825
Brady Corp.—Class A (Electronics)	5,013	150,440
Brookline Bancorp, Inc. (Savings & Loans)	5,013	49,679
Brooks Automation, Inc.* (Semiconductors)	6,127	52,570
Brush Engineered Materials, Inc.* (Mining)	2,228	41,307
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,899	38,054
Buffalo Wild Wings, Inc.* (Retail)	3,342	134,582
Cabot Microelectronics Corp.* (Chemicals)	2,228	73,435
Cal-Maine Foods, Inc. (Food)	2,228	75,930
Calavo Growers, Inc. (Food)	2,228	37,876
Calgon Carbon Corp.* (Environmental Control)	6,684	92,908
California Pizza Kitchen, Inc.* (Retail)	5,013	67,425
Cantel Medical Corp.* (Healthcare-Products)	2,785	56,201
Capella Education Co.* (Commercial Services)	2,785	209,710
CARBO Ceramics, Inc. (Oil & Gas Services)	3,899	265,795
Carter’s, Inc.* (Apparel)	6,684	175,455
Cash America International, Inc. (Retail)	5,570	194,727
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	7,798	284,393
Cbeyond, Inc.* (Telecommunications)	5,013	78,955
CEC Entertainment, Inc.* (Retail)	4,456	142,236
Chattem, Inc.* (Cosmetics/Personal Care)	3,899	363,777
Chemed Corp. (Commercial Services)	2,785	133,596
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,671	42,076
City Holding Co. (Banks)	1,114	36,016
Clarcor, Inc. (Miscellaneous Manufacturing)	4,456	144,553
Cognex Corp. (Machinery-Diversified)	4,456	78,960
Coinstar, Inc.* (Commercial Services)	6,127	170,208
Commvault Systems, Inc.* (Software)	8,355	197,930
Compellent Technologies, Inc.* (Computers)	4,456	101,062
Computer Programs & Systems, Inc. (Software)	1,671	76,950
comScore, Inc.* (Internet)	5,013	87,978
Concur Technologies, Inc.* (Software)	8,355	357,176
Consolidated Graphics, Inc.* (Commercial Services)	1,114	39,012
Cooper Cos., Inc. (Healthcare-Products)	8,912	339,725
CorVel Corp.* (Commercial Services)	1,671	56,045
Cracker Barrel Old Country Store, Inc. (Retail)	4,456	169,283

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Crocs, Inc.* (Apparel)	17,267	$99,285
CryoLife, Inc.* (Biotechnology)	2,228	14,304
CSG Systems International, Inc.* (Software)	7,241	138,231
Cubic Corp. (Electronics)	1,671	62,328
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	11,697	221,892
Curtiss-Wright Corp. (Aerospace/Defense)	3,899	122,117
Cyberonics, Inc.* (Healthcare-Products)	5,013	102,466
CyberSource Corp.* (Internet)	13,925	280,032
Cymer, Inc.* (Electronics)	5,570	213,777
Cypress Semiconductor Corp.* (Semiconductors)	31,192	329,388
Daktronics, Inc. (Electronics)	3,899	35,910
Darling International, Inc.* (Environmental Control)	16,153	135,362
DealerTrack Holdings, Inc.* (Internet)	7,798	146,524
Deckers Outdoor Corp.* (Apparel)	2,785	283,290
Delphi Financial Group, Inc.—Class A (Insurance)	5,013	112,141
Deltic Timber Corp. (Forest Products & Paper)	557	25,722
Diamond Foods, Inc. (Food)	1,671	59,387
DiamondRock Hospitality Co. (REIT)	23,394	198,147
Dime Community Bancshares, Inc. (Savings & Loans)	1,671	19,584
DineEquity, Inc.* (Retail)	1,671	40,589
Diodes, Inc.* (Semiconductors)	6,684	136,688
Dionex Corp.* (Electronics)	3,342	246,874
Dress Barn, Inc.* (Retail)	10,583	244,467
Drill-Quip, Inc.* (Oil & Gas Services)	6,127	346,053
DSP Group, Inc.* (Semiconductors)	2,228	12,544
DTS, Inc.* (Home Furnishings)	3,342	114,330
Eagle Materials, Inc.—Class A (Building Materials)	3,899	101,569
EastGroup Properties, Inc. (REIT)	2,785	106,610
Ebix, Inc.* (Software)	2,228	108,793
Eclipsys Corp.* (Software)	11,140	206,313
eHealth, Inc.* (Insurance)	4,456	73,212
El Paso Electric Co.* (Electric)	3,899	79,072
Emergent Biosolutions, Inc.* (Biotechnology)	1,671	22,709
Entertainment Properties Trust (REIT)	4,456	157,163
Enzo Biochem, Inc.* (Biotechnology)	6,684	35,960
Epicor Software Corp.* (Software)	8,912	67,909
EPIQ Systems, Inc.* (Software)	4,456	62,339
eResearchTechnology, Inc.* (Internet)	8,355	50,214
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,785	99,842
Exar Corp.* (Semiconductors)	4,456	31,682
Exponent, Inc.* (Commercial Services)	2,785	77,534
Extra Space Storage, Inc. (REIT)	6,684	77,200
EZCORP, Inc.—Class A* (Retail)	5,570	95,860
FARO Technologies, Inc.* (Electronics)	3,342	71,652
FEI Co.* (Electronics)	5,013	117,104
Financial Federal Corp. (Diversified Financial Services)	2,785	76,588
First Cash Financial Services, Inc.* (Retail)	5,013	111,238
First Financial Bancorp (Banks)	3,899	56,769
First Financial Bankshares, Inc. (Banks)	2,228	120,824
Forestar Group, Inc.* (Real Estate)	7,241	159,157
Forrester Research, Inc.* (Commercial Services)	2,785	72,271
Forward Air Corp. (Transportation)	5,570	139,528
Fuller (H.B.) Co. (Chemicals)	3,342	76,031
Gardner Denver, Inc. (Machinery-Diversified)	10,583	450,307
GenCorp, Inc.* (Aerospace/Defense)	10,026	70,182
Genesco, Inc.* (Retail)	2,228	61,181
Genoptix, Inc.* (Healthcare-Services)	3,342	118,741
Greatbatch, Inc.* (Electrical Components & Equipment)	2,785	53,556
Greenhill & Co., Inc. (Diversified Financial Services)	2,228	178,775
Gulf Island Fabrication, Inc. (Oil & Gas Services)	2,785	58,569
Haemonetics Corp.* (Healthcare-Products)	2,785	153,593
Hancock Holding Co. (Banks)	2,785	121,955
Healthcare Realty Trust, Inc. (REIT)	4,456	95,626
Healthcare Services Group, Inc. (Commercial Services)	5,013	107,579
Healthways, Inc.* (Healthcare-Services)	6,684	122,585
Heartland Express, Inc. (Transportation)	5,570	85,054
Heidrick & Struggles International, Inc. (Commercial Services)	3,342	104,404
Hibbett Sports, Inc.* (Retail)	5,570	122,484
Hillenbrand, Inc. (Commercial Services)	5,570	104,939
Hittite Microwave Corp.* (Semiconductors)	4,456	181,582
HMS Holdings Corp.* (Commercial Services)	5,013	244,083
Holly Corp. (Oil & Gas)	4,456	114,207
Home Bancshares, Inc. (Banks)	1,671	40,221
Home Properties, Inc. (REIT)	3,342	159,447
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,456	103,736
HSN, Inc.* (Retail)	7,798	157,442
Hub Group, Inc.—Class A* (Transportation)	3,342	89,666
Iconix Brand Group, Inc.* (Apparel)	13,925	176,151
ICU Medical, Inc.* (Healthcare-Products)	1,114	40,594
II-VI, Inc.* (Electronics)	5,013	159,413
Integra LifeSciences Holdings* (Biotechnology)	3,899	143,405
Integral Systems, Inc.* (Computers)	1,671	14,471
Interval Leisure Group, Inc.* (Leisure Time)	7,798	97,241
Intevac, Inc.* (Machinery-Diversified)	4,456	51,110
inVentiv Health, Inc.* (Advertising)	3,342	54,040
Investment Technology Group, Inc.* (Diversified Financial Services)	5,570	109,729
ION Geophysical Corp.* (Oil & Gas Services)	14,482	85,733
Iowa Telecommunications Services, Inc. (Telecommunications)	2,785	46,677
IPC The Hospitalist Co.* (Healthcare-Services)	2,785	92,601
J & J Snack Foods Corp. (Food)	1,671	66,773
j2 Global Communications, Inc.* (Internet)	8,912	181,359
JDA Software Group, Inc.* (Software)	6,127	156,055
Jo-Ann Stores, Inc.* (Retail)	3,342	121,114
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,342	56,847
Jos. A. Bank Clothiers, Inc.* (Retail)	3,899	164,499
Kaydon Corp. (Metal Fabricate/Hardware)	3,899	139,428
Keithley Instruments, Inc. (Electronics)	1,114	5,180
Kensey Nash Corp.* (Healthcare-Products)	2,228	56,814
Kid Brands, Inc.* (Household Products/Wares)	1,671	7,319
Kilroy Realty Corp. (REIT)	3,899	119,582
Knight Transportation, Inc. (Transportation)	6,684	128,934
Kopin Corp.* (Semiconductors)	13,368	55,878
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,684	36,027
La-Z-Boy, Inc.* (Home Furnishings)	5,013	47,774
Lance, Inc. (Food)	3,342	87,895
Landauer, Inc. (Commercial Services)	1,114	68,400
LaSalle Hotel Properties (REIT)	7,798	165,552
LHC Group, Inc.* (Healthcare-Services)	2,785	93,604
Lindsay Manufacturing Co. (Machinery-Diversified)	1,114	44,393
Littelfuse, Inc.* (Electrical Components & Equipment)	2,785	89,538
LTC Properties, Inc. (REIT)	2,228	59,599
Lufkin Industries, Inc. (Oil & Gas Services)	2,785	203,862
Lumber Liquidators, Inc.* (Retail)	3,342	89,566
Maidenform Brands, Inc.* (Apparel)	2,228	37,185
Manhattan Associates, Inc.* (Computers)	4,456	107,078
MAXIMUS, Inc. (Commercial Services)	3,342	167,100
Medical Properties Trust, Inc. (REIT)	16,153	161,530
Mednax, Inc.* (Healthcare-Services)	9,469	569,276
Mercury Computer Systems, Inc.* (Computers)	4,456	49,061
Meridian Bioscience, Inc. (Healthcare-Products)	4,456	96,027
Merit Medical Systems, Inc.* (Healthcare-Products)	3,342	64,467

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Methode Electronics, Inc. (Electronics)	2,785	$24,174
Micrel, Inc. (Semiconductors)	4,456	36,539
Microsemi Corp.* (Semiconductors)	6,684	118,641
Mid-America Apartment Communities, Inc. (REIT)	2,785	134,460
Midas, Inc.* (Commercial Services)	1,114	9,413
Mobile Mini, Inc.* (Storage/Warehousing)	5,013	70,633
Monro Muffler Brake, Inc. (Commercial Services)	3,899	130,383
MTS Systems Corp. (Computers)	1,114	32,016
Multimedia Games, Inc.* (Leisure Time)	3,342	20,085
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,671	62,997
National Presto Industries, Inc. (Housewares)	1,114	121,682
National Retail Properties, Inc. (REIT)	8,912	189,113
Natus Medical, Inc.* (Healthcare-Products)	5,570	82,380
NBT Bancorp, Inc. (Banks)	2,785	56,730
Neogen Corp.* (Pharmaceuticals)	4,456	105,206
NETGEAR, Inc.* (Telecommunications)	6,684	144,976
NetScout Systems, Inc.* (Computers)	6,684	97,854
Network Equipment Technologies, Inc.* (Telecommunications)	2,785	11,279
Neutral Tandem, Inc.* (Telecommunications)	6,684	152,061
NewMarket Corp. (Chemicals)	2,228	255,708
Newport Corp.* (Electronics)	2,785	25,594
Northwest Natural Gas Co. (Gas)	2,228	100,349
Novatel Wireless, Inc.* (Telecommunications)	6,127	48,832
Nutri/System, Inc. (Commercial Services)	6,127	190,979
Odyssey Healthcare, Inc.* (Healthcare-Services)	6,684	104,137
OfficeMax, Inc.* (Retail)	5,570	70,683
Oil States International, Inc.* (Oil & Gas Services)	10,026	393,922
Old Dominion Freight Line, Inc.* (Transportation)	2,785	85,499
Omnicell, Inc.* (Software)	4,456	52,091
On Assignment, Inc.* (Commercial Services)	3,899	27,878
optionsXpress Holdings, Inc. (Diversified Financial Services)	8,355	129,085
Orbital Sciences Corp.* (Aerospace/Defense)	4,456	67,999
Oxford Industries, Inc. (Apparel)	1,671	34,556
P.F. Chang’s China Bistro, Inc.* (Retail)	4,456	168,927
Papa John’s International, Inc.* (Retail)	2,785	65,058
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	6,684	180,869
PAREXEL International Corp.* (Commercial Services)	7,241	102,098
Park Electrochemical Corp. (Electronics)	1,671	46,186
Peet’s Coffee & Tea, Inc.* (Beverages)	2,785	92,824
Perficient, Inc.* (Internet)	6,127	51,651
Pericom Semiconductor Corp.* (Semiconductors)	5,013	57,800
PetMed Express, Inc. (Pharmaceuticals)	4,456	78,559
PetroQuest Energy, Inc.* (Oil & Gas)	5,570	34,144
Phase Forward, Inc.* (Software)	8,355	128,249
Phoenix Technologies, Ltd.* (Software)	3,899	10,722
Pinnacle Entertainment, Inc.* (Entertainment)	4,456	40,015
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,114	56,380
Plexus Corp.* (Electronics)	5,013	142,870
Polaris Industries, Inc. (Leisure Time)	6,684	291,623
PolyOne Corp.* (Chemicals)	8,912	66,573
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,342	149,989
Pre-Paid Legal Services, Inc. (Commercial Services)	1,114	45,763
Progress Software Corp.* (Software)	3,899	113,890
Prosperity Bancshares, Inc. (Banks)	4,456	180,334
PS Business Parks, Inc. (REIT)	2,228	111,511
PSS World Medical, Inc.* (Healthcare-Products)	6,127	138,286
Quality Systems, Inc. (Software)	3,899	244,818
Quanex Building Products Corp. (Building Materials)	2,785	47,261
Radiant Systems, Inc.* (Computers)	5,570	57,928
RadiSys Corp.* (Computers)	2,228	21,277
RC2 Corp.* (Toys/Games/Hobbies)	1,671	24,647
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	12,811	309,770
RehabCare Group, Inc.* (Healthcare-Services)	5,013	152,546
RLI Corp. (Insurance)	1,114	59,321
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,456	224,627
RTI International Metals, Inc.* (Mining)	3,342	84,118
Rudolph Technologies, Inc.* (Semiconductors)	2,785	18,715
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	11,140	282,956
Sanderson Farms, Inc. (Food)	3,342	140,899
Savient Pharmaceuticals, Inc.* (Biotechnology)	13,368	181,938
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,342	235,110
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,228	169,885
Shuffle Master, Inc.* (Entertainment)	10,583	87,204
Sigma Designs, Inc.* (Semiconductors)	5,570	59,599
Signature Bank* (Banks)	7,798	248,756
Skechers U.S.A., Inc.—Class A* (Apparel)	4,456	131,051
Skyworks Solutions, Inc.* (Semiconductors)	34,534	490,037
Smith Corp. (Miscellaneous Manufacturing)	2,228	96,673
Smith Micro Software, Inc.* (Software)	6,127	56,001
Sonic Automotive, Inc.* (Retail)	2,785	28,936
Sonic Corp.* (Retail)	12,254	123,398
Sonic Solutions* (Electronics)	3,342	39,536
Sovran Self Storage, Inc. (REIT)	2,785	99,508
Spartan Motors, Inc. (Auto Parts & Equipment)	3,342	18,815
St. Mary Land & Exploration Co. (Oil & Gas)	12,254	419,577
Stamps.com, Inc.* (Internet)	2,228	20,052
Standard Microsystems Corp.* (Semiconductors)	1,671	34,723
Stanley, Inc.* (Engineering & Construction)	3,342	91,604
StarTek, Inc.* (Commercial Services)	1,114	8,333
Stein Mart, Inc.* (Retail)	2,785	29,688
Stepan Co. (Chemicals)	1,114	72,198
Stifel Financial Corp.* (Diversified Financial Services)	6,127	362,963
Stone Energy Corp.* (Oil & Gas)	3,342	60,323
Stratasys, Inc.* (Computers)	3,899	67,375
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,899	37,820
Superior Well Services, Inc.* (Oil & Gas Services)	3,899	55,600
Supertex, Inc.* (Semiconductors)	1,114	33,197
SurModics, Inc.* (Healthcare-Products)	3,342	75,730
Swift Energy Co.* (Oil & Gas)	3,342	80,074
Sykes Enterprises, Inc.* (Computers)	7,241	184,428
Symmetricom, Inc.* (Telecommunications)	3,342	17,378
Synaptics, Inc.* (Computers)	6,684	204,865
Taleo Corp.—Class A* (Software)	7,798	183,409
Tanger Factory Outlet Centers, Inc. (REIT)	4,456	173,739
Tekelec* (Telecommunications)	5,570	85,110
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,342	128,199
TeleTech Holdings, Inc.* (Commercial Services)	6,684	133,881
Tetra Tech, Inc.* (Environmental Control)	12,254	332,941
TETRA Technologies, Inc.* (Oil & Gas Services)	15,039	166,632
Texas Roadhouse, Inc.—Class A* (Retail)	10,026	112,592
The Andersons, Inc. (Agriculture)	3,899	100,672
The Buckle, Inc. (Retail)	5,013	146,781
The Cato Corp.—Class A (Retail)	2,228	44,694
The Gymboree Corp.* (Apparel)	6,127	266,463
The Knot, Inc.* (Internet)	6,127	61,699
The Men’s Wearhouse, Inc. (Retail)	5,570	117,304
The Navigators Group, Inc.* (Insurance)	1,114	52,481
Theragenics Corp.* (Pharmaceuticals)	2,228	2,986
THQ, Inc.* (Software)	4,456	22,458
Ticketmaster Entertainment, Inc.* (Commercial Services)	7,798	95,292
Tompkins Financial Corp. (Banks)	557	22,559
Toro Co. (Housewares)	3,342	139,729
Tower Group, Inc. (Insurance)	8,912	208,630

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Tractor Supply Co.* (Retail)	5,013	$265,488
TradeStation Group, Inc.* (Diversified Financial Services)	6,684	52,737
TreeHouse Foods, Inc.* (Food)	6,127	238,095
TriQuint Semiconductor, Inc.* (Semiconductors)	30,078	180,468
Triumph Group, Inc. (Aerospace/Defense)	1,671	80,626
True Religion Apparel, Inc.* (Apparel)	5,013	92,690
TrustCo Bank Corp. NY (Banks)	5,570	35,091
TTM Technologies, Inc.* (Electronics)	8,355	96,333
Tyler Technologies, Inc.* (Computers)	5,570	110,899
Ultratech Stepper, Inc.* (Semiconductors)	2,228	33,108
UMB Financial Corp. (Banks)	3,342	131,508
UniFirst Corp. (Textiles)	1,671	80,392
United Online, Inc. (Internet)	6,127	44,053
Universal Electronics, Inc.* (Home Furnishings)	2,785	64,668
Universal Technical Institute, Inc.* (Commercial Services)	2,228	45,006
Urstadt Biddle Properties—Class A (REIT)	1,671	25,516
USA Mobility, Inc. (Telecommunications)	1,671	18,398
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	7,241	259,807
Veeco Instruments, Inc.* (Semiconductors)	7,798	257,646
ViaSat, Inc.* (Telecommunications)	5,570	177,015
Vicor Corp.* (Electrical Components & Equipment)	2,228	20,720
Volcom, Inc.* (Apparel)	3,342	55,945
Watsco, Inc. (Distribution/Wholesale)	2,785	136,409
Watts Water Technologies, Inc.—Class A (Electronics)	3,342	103,335
WD-40 Co. (Household Products/Wares)	1,671	54,074
Websense, Inc.* (Internet)	8,912	155,604
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,899	152,841
Winnebago Industries, Inc.* (Home Builders)	2,785	33,977
Wolverine World Wide, Inc. (Apparel)	6,127	166,777
World Acceptance Corp.* (Diversified Financial Services)	3,342	119,744
Wright Express Corp.* (Commercial Services)	7,798	248,444
Zep, Inc. (Chemicals)	1,671	28,942
Zoll Medical Corp.* (Healthcare-Products)	4,456	119,064
Zumiez, Inc.* (Retail)	3,899	49,595

TOTAL COMMON STOCKS
(Cost $30,232,701)		40,237,296

Repurchase Agreements(NM)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $2,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,097)	$2,000	2,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $10,000 (Collateralized by $10,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $10,260)	10,000	10,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $1,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $2,044)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $30,247,701)—100.1%		40,252,296
Net other assets (liabilities)—(0.1)%		(41,723)

NET ASSETS—100.0%		$40,210,573

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$54,040	0.1%
Aerospace/Defense	550,111	1.4%
Agriculture	100,672	0.3%
Airlines	131,368	0.3%
Apparel	1,518,848	3.6%
Auto Parts & Equipment	58,668	0.1%
Banks	1,099,673	2.7%
Beverages	196,649	0.5%
Biotechnology	718,363	1.9%
Building Materials	192,254	0.5%
Chemicals	703,542	1.8%
Commercial Services	2,819,730	6.9%
Computers	1,048,314	2.7%
Cosmetics/Personal Care	363,777	0.9%
Distribution/Wholesale	199,406	0.5%
Diversified Financial Services	1,235,990	3.0%
Electric	79,072	0.2%
Electrical Components & Equipment	295,088	0.7%
Electronics	1,734,631	4.5%
Engineering & Construction	91,604	0.2%
Entertainment	127,219	0.3%
Environmental Control	561,211	1.3%
Food	706,855	1.8%
Forest Products & Paper	523,513	1.4%
Gas	100,349	0.3%
Hand/Machine Tools	234,692	0.6%
Healthcare-Products	2,120,359	5.2%
Healthcare-Services	1,825,835	4.6%
Home Builders	33,977	0.1%
Home Furnishings	226,772	0.6%
Household Products/Wares	61,393	0.1%
Housewares	261,411	0.6%
Insurance	505,785	1.2%
Internet	1,478,095	3.8%
Leisure Time	408,949	1.0%
Machinery-Diversified	624,770	1.5%
Metal Fabricate/Hardware	181,504	0.4%
Mining	267,894	0.7%

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

		% of
	Value	Net Assets

Miscellaneous Manufacturing	$508,591	1.2%
Oil & Gas	708,325	1.8%
Oil & Gas Services	1,849,787	4.6%
Pharmaceuticals	1,156,861	3.0%
REIT	2,306,486	5.7%
Real Estate	159,157	0.4%
Retail	3,300,253	8.4%
Savings & Loans	69,263	0.2%
Semiconductors	2,505,336	6.1%
Software	2,393,925	6.0%
Storage/Warehousing	70,633	0.2%
Telecommunications	1,073,406	2.6%
Textiles	80,392	0.2%
Toys/Games/Hobbies	24,647	0.1%
Transportation	528,681	1.2%
Water	59,170	0.1%
Other**	(26,723)	(0.1)%

Total	$40,210,573	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$40,237,296	$–	$40,237,296
Repurchase Agreements	–	15,000	15,000

Total Investment Securities	$40,237,296	$15,000	$40,252,296

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$30,247,701

Securities, at value	40,237,296
Repurchase agreements, at value	15,000

Total Investment Securities, at value	40,252,296
Cash	546
Dividends receivable	28,215
Receivable for capital shares issued	940,590
Prepaid expenses	90

Total Assets	41,221,737

Liabilities:
Payable for investments purchased	939,335
Advisory fees payable	16,959
Management services fees payable	2,261
Administration fees payable	1,186
Administrative services fees payable	10,311
Distribution fees payable	8,442
Trustee fees payable	93
Transfer agency fees payable	3,308
Fund accounting fees payable	2,372
Compliance services fees payable	517
Other accrued expenses	26,380

Total Liabilities	1,011,164

Net Assets	$40,210,573

Net Assets consist of:
Capital	$39,884,649
Accumulated net realized gains (losses) on investments	(9,678,671)
Net unrealized appreciation (depreciation) on investments	10,004,595

Net Assets	$40,210,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,761,957

Net Asset Value (offering and redemption price per share)	$22.82

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$193,928
Interest	51

Total Investment Income	193,979

Expenses:
Advisory fees	238,207
Management services fees	31,761
Administration fees	13,220
Transfer agency fees	19,984
Administrative services fees	105,663
Distribution fees	79,402
Custody fees	45,893
Fund accounting fees	29,271
Trustee fees	409
Compliance services fees	434
Other fees	43,678

Total Gross Expenses before reductions	607,922
Less Expenses reduced by the Advisor	(78,480)

Total Net Expenses	529,442

Net Investment Income (Loss)	(335,463)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,291,103
Change in net unrealized appreciation/depreciation on investments	5,171,486

Net Realized and Unrealized Gains (Losses) on Investments	7,462,589

Change in Net Assets Resulting from Operations	$7,127,126

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(335,463)	$(379,067)
Net realized gains (losses) on investments	2,291,103	(6,075,295)
Change in net unrealized appreciation/depreciation on investments	5,171,486	(8,536,858)

Change in net assets resulting from operations	7,127,126	(14,991,220)

Distributions to Shareholders From:
Net realized gains on investments	(1,017,559)	(633,201)

Change in net assets resulting from distributions	(1,017,559)	(633,201)

Capital Transactions:
Proceeds from shares issued	98,822,114	137,563,748
Dividends reinvested	1,017,559	633,201
Value of shares redeemed	(91,156,782)	(136,653,158)

Change in net assets resulting from capital transactions	8,682,891	1,543,791

Change in net assets	14,792,458	(14,080,630)
Net Assets:
Beginning of period	25,418,115	39,498,745

End of period	$40,210,573	$25,418,115

Share Transactions:
Issued	5,224,629	5,667,282
Reinvested	46,421	23,813
Redeemed	(4,880,459)	(5,711,641)

Change in shares	390,591	(20,546)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.53	$28.38	$32.53	$38.80	$36.08

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.26)	(0.42)	(0.51)	(0.38)
Net realized and unrealized gains (losses) on investments	5.03	(9.31)	1.93	3.31	3.10

Total income (loss) from investment activities	4.83	(9.57)	1.51	2.80	2.72

Distributions to Shareholders From:
Net realized gains on investments	(0.54)	(0.28)	(5.66)	(9.07)	—

Net Asset Value, End of Period	$22.82	$18.53	$28.38	$32.53	$38.80

Total Return	26.17%	(34.03)%	4.06%	8.65%	7.54%

Ratios to Average Net Assets:
Gross expenses	1.91%	1.84%	1.73%	1.79%	1.85%
Net expenses	1.67%	1.63%	1.67%	1.77%	1.85%
Net investment income (loss)	(1.06)%	(1.05)%	(1.26)%	(1.31)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$40,211	$25,418	$39,499	$81,479	$186,934
Portfolio turnover rate(b)	308%	398%	454%	472%	585%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2009, the Fund had a total return of 54.20%, compared to a return of 55.78%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Flextronics International Ltd (+185.55%), Infosys Technologies (+124.95%), and BHP Billiton Ltd (+78.51%), while the bottom three performers in this group were China Mobile Ltd (–8.69%), PetroChina Co Ltd (+33.69%), and China Petroleum & Chemical Corp (+42.53%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2009, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Asia 30	5/1/2002	54.20%	13.28%	12.08%	1.67%	1.67%

ProFunds Asia 30 Index	5/1/2002	55.78%	12.81%	12.25%	N/A	N/A

MSCI AC Asia Pacific Free Excluding Japan Index	5/1/2002	73.62%	13.43%	15.38%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	14.0%
BHP Billiton, Ltd.	8.5%
China Mobile, Ltd.	7.7%
China Life Insurance Co., Ltd.	6.4%
China Petroleum and Chemical Corp.	6.1%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	29%
Energy	24%
Basic Materials	12%
Financial	11%
Industrial	10%
Technology	10%
Consumer Non-Cyclical	4%

Country Breakdown

China	50%
Hong Kong	14%
India	11%
Australia	9%
Taiwan	7%
South Korea	6%
Singapore	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2009

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp. (Electronics)	190,221	$2,280,750
Baidu, Inc.* (Internet)	7,335	3,016,372
BHP Billiton, Ltd. (Mining)	129,096	9,886,172
China Life Insurance Co., Ltd. (Insurance)	102,201	7,496,443
China Mobile, Ltd. (Telecommunications)	192,666	8,945,482
China Petroleum and Chemical Corp. (Oil & Gas)	80,685	7,105,928
China Unicom, Ltd. (Telecommunications)	201,468	2,641,246
Chunghwa Telecom Co., Ltd. (Telecommunications)	136,550	2,535,734
CNOOC, Ltd. (Oil & Gas)	29,340	4,560,903
Ctrip.com International, Ltd.* (Internet)	42,054	3,022,000
Flextronics International, Ltd.* (Electronics)	433,743	3,170,661
Focus Media Holding, Ltd.* (Advertising)	197,556	3,131,263
HDFC Bank, Ltd. (Banks)	22,005	2,862,410
ICICI Bank, Ltd. (Banks)	73,839	2,784,469
Infosys Technologies, Ltd. (Software)	67,971	3,756,757
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	341,811	1,948,323
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	179,463	1,258,036
Mindray Medical International, Ltd. (Healthcare-Products)	74,328	2,521,206
Netease.com, Inc.* (Internet)	51,345	1,931,085
New Oriental Education & Technology Group, Inc.* (Commercial Services)	29,829	2,255,371
PetroChina Co., Ltd. (Oil & Gas)	137,898	16,404,346
POSCO (Iron/Steel)	32,763	4,295,229
Satyam Computer Services, Ltd.* (Software)	630,810	2,908,034
Shanda Interactive Entertainment, Ltd.* (Internet)	30,318	1,595,030
SINA Corp.* (Internet)	55,746	2,518,604
SK Telecom Co., Ltd. (Telecommunications)	137,898	2,242,221
Sohu.com, Inc.* (Internet)	26,895	1,540,546
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	104,157	1,732,131
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	351,102	4,016,607
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	126,651	2,002,352

TOTAL COMMON STOCKS
(Cost $69,738,846)		116,365,711

Repurchase Agreements (1.0%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $175,000 (Collateralized by $178,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $178,575)	$175,000	175,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $83,000 (Collateralized by $85,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $84,988)	83,000	83,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $814,000 (Collateralized by $790,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $831,747)	814,000	814,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $24,000 (Collateralized by $25,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $25,094)	24,000	24,000

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,000 (Collateralized by $41,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $44,965)	$44,000	$44,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,140,000)		1,140,000

TOTAL INVESTMENT SECURITIES
(Cost $70,878,846)—100.6%		117,505,711
Net other assets (liabilities)—(0.6)%		(658,195)

NET ASSETS—100.0%		$116,847,516

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

ProFund VP Asia 30 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$3,131,263	2.7%
Banks	5,646,879	4.8%
Commercial Services	2,255,371	1.9%
Electronics	5,451,411	4.6%
Energy-Alternate Sources	6,940,842	6.0%
Healthcare-Products	2,521,206	2.2%
Insurance	7,496,443	6.4%
Internet	13,623,637	11.6%
Iron/Steel	4,295,229	3.7%
Mining	9,886,172	8.5%
Oil & Gas	28,071,177	24.0%
Semiconductors	4,016,607	3.4%
Software	6,664,791	5.7%
Telecommunications	16,364,683	14.1%
Other**	481,805	0.4%

Total	$116,847,516	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Australia	$9,886,172	8.5%
China	59,479,036	50.9%
Hong Kong	16,147,631	13.9%
India	12,311,670	10.5%
South Korea	6,537,450	5.6%
Singapore	3,170,661	2.7%
Taiwan	8,833,091	7.5%
Other**	481,805	0.4%

Total	$116,847,516	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$116,365,711	$–	$116,365,711
Repurchase Agreements	–	1,140,000	1,140,000

Total Investment Securities	$116,365,711	$1,140,000	$117,505,711

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$70,878,846

Securities, at value	116,365,711
Repurchase agreements, at value	1,140,000

Total Investment Securities, at value	117,505,711
Cash	447
Dividends receivable	127,764
Receivable for capital shares issued	7,944
Prepaid expenses	193

Total Assets	117,642,059

Liabilities:
Payable for capital shares redeemed	561,449
Advisory fees payable	60,507
Management services fees payable	8,068
Administration fees payable	3,909
Administrative services fees payable	38,737
Distribution fees payable	37,918
Trustee fees payable	306
Transfer agency fees payable	11,030
Fund accounting fees payable	7,819
Compliance services fees payable	1,574
Other accrued expenses	63,226

Total Liabilities	794,543

Net Assets	$116,847,516

Net Assets consist of:
Capital	$89,190,655
Accumulated net investment income (loss)	72,405
Accumulated net realized gains (losses) on investments	(19,042,409)
Net unrealized appreciation (depreciation) on investments	46,626,865

Net Assets	$116,847,516

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,175,911

Net Asset Value (offering and redemption price per share)	$53.70

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,747,693
Interest	373
Foreign tax withholding	(237,683)

Total Investment Income	1,510,383

Expenses:
Advisory fees	645,350
Management services fees	86,046
Administration fees	35,740
Transfer agency fees	53,829
Administrative services fees	257,894
Distribution fees	215,117
Custody fees	36,448
Fund accounting fees	72,883
Trustee fees	1,046
Compliance services fees	1,324
Other fees	130,029

Total Gross Expenses before reductions	1,535,706
Less Expenses reduced by the Advisor	(97,728)

Total Net Expenses	1,437,978

Net Investment Income (Loss)	72,405

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,123,808)
Net realized gains (losses) on futures contracts	81,239
Change in net unrealized appreciation/depreciation on investments	39,414,484

Net Realized and Unrealized Gains (Losses) on Investments	29,371,915

Change in Net Assets Resulting from Operations	$29,444,320

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$72,405	$869,798
Net realized gains (losses) on investments	(10,042,569)	18,135,600
Change in net unrealized appreciation/depreciation on investments	39,414,484	(99,930,087)

Change in net assets resulting from operations	29,444,320	(80,924,689)

Distributions to Shareholders From:
Net investment income	(869,798)	(779,107)
Net realized gains on investments	(11,623,305)	(9,641,426)

Change in net assets resulting from distributions	(12,493,103)	(10,420,533)

Capital Transactions:
Proceeds from shares issued	230,827,537	233,568,793
Dividends reinvested	12,493,103	10,420,533
Value of shares redeemed	(200,495,073)	(352,847,624)

Change in net assets resulting from capital transactions	42,825,567	(108,858,298)

Change in net assets	59,776,784	(200,203,520)
Net Assets:
Beginning of period	57,070,732	257,274,252

End of period	$116,847,516	$57,070,732

Accumulated net investment income (loss)	$72,405	$869,798

Share Transactions:
Issued	4,680,624	3,425,975
Reinvested	242,161	184,043
Redeemed	(4,197,102)	(4,987,885)

Change in shares	725,683	(1,377,867)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$39.35	$90.97	$61.61	$44.47	$37.30

Investment Activities:
Net investment income (loss)(a)	0.04	0.52	0.32	0.07	0.40
Net realized and unrealized gains (losses) on investments	21.02	(44.39)	29.10	17.34	6.87

Total income (loss) from investment activities	21.06	(43.87)	29.42	17.41	7.27

Distributions to Shareholders From:
Net investment income	(0.47)	(0.58)	(0.06)	(0.27)	(0.10)
Net realized gains on investments	(6.24)	(7.17)	—	—	—

Total distributions	(6.71)	(7.75)	(0.06)	(0.27)	(0.10)

Net Asset Value, End of Period	$53.70	$39.35	$90.97	$61.61	$44.47

Total Return	54.20%	(50.82)%	47.74%	39.29%	19.51%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.69%	1.65%	1.71%	1.82%
Net expenses	1.67%	1.63%	1.60%	1.68% (b)	1.82%
Net investment income (loss)	0.08%	0.76%	0.42%	0.13%	0.97%

Supplemental Data:
Net assets, end of period (000’s)	$116,848	$57,071	$257,274	$182,177	$73,464
Portfolio turnover rate(c)	191%	177%	214%	161%	256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2009, the Fund had a total return of 32.30%, compared to a return of 29.50%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Unilever (+31.69%), HSBC Holdings PLC (+29.32%), and BP PLC (+24.03%), while the bottom three performers in this group were Novartis AG (+9.39%), Vodafone Group PLC (+12.96%), and GlaxoSmithKline PLC (+13.36%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 1999 to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	10 Year	Gross	Net

ProFund VP Europe 30	10/18/1999	32.30%	1.52%	–1.73%	1.68%	1.68%

ProFunds Europe 30 Index	10/18/1999	29.50%	0.27%	–2.56%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	33.35%	3.58%	0.81%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

100

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	6.0%
BHP Billiton PLC	5.9%
Royal Dutch Shell PLC—Class A	5.5%
BP PLC	5.4%
Novartis AG	4.9%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Financial	18%
Energy	18%
Basic Materials	13%
Industrial	12%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	43%
Switzerland	22%
Netherlands	4%
France	9%
Germany	9%
Luxembourg	6%
Finland	2%
Ireland	2%
Sweden	2%
Greece	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Common Stocks† (98.7%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	82,151	$1,569,084
ACE, Ltd. (Insurance)	23,264	1,172,506
Alcon, Inc. (Healthcare-Products)	11,632	1,911,719
ArcelorMittal (Iron/Steel)	47,255	2,161,916
AstraZeneca PLC (Pharmaceuticals)	39,985	1,876,896
Barclays PLC (Banks)	79,243	1,394,677
BHP Billiton PLC (Mining)	57,433	3,667,097
BP PLC (Oil & Gas)	58,160	3,371,535
Covidien PLC (Healthcare-Products)	30,534	1,462,273
Credit Suisse Group (Diversified Financial Services)	35,623	1,751,227
Deutsche Bank AG (Banks)	21,810	1,546,547
Diageo PLC (Beverages)	23,991	1,665,215
DryShips, Inc.* (Transportation)	119,955	698,138
GlaxoSmithKline PLC (Pharmaceuticals)	60,341	2,549,407
HSBC Holdings PLC (Banks)	65,430	3,735,399
Nokia, Corp. (Telecommunications)	106,142	1,363,925
Novartis AG (Pharmaceuticals)	56,706	3,086,507
Rio Tinto PLC (Mining)	9,451	2,035,651
Royal Dutch Shell PLC—Class A (Oil & Gas)	57,433	3,452,298
Sanofi-Aventis (Pharmaceuticals)	63,249	2,483,788
SAP AG (Software)	35,623	1,667,513
Siemens AG (Miscellaneous Manufacturing)	23,264	2,133,309
Telefonaktiebolaget LM Ericsson
(Telecommunications)	137,403	1,262,733
Tenaris S.A. (Iron/Steel)	36,350	1,550,327
Total Fina S.A. (Oil & Gas)	46,528	2,979,653
Transocean, Ltd.* (Oil & Gas)	15,267	1,264,108
Tyco International, Ltd. (Miscellaneous Manufacturing)	37,804	1,348,847
UBS AG* (Diversified Financial Services)	98,872	1,533,505
Unilever N.V. (Food)	74,881	2,420,903
Vodafone Group PLC (Telecommunications)	115,593	2,669,042

TOTAL COMMON STOCKS
(Cost $45,688,958)		61,785,745

Repurchase Agreements (0.8%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated12/31/09, with a repurchase price of $77,000 (Collateralized by $78,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $78,601)	$77,000	77,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $36,000 (Collateralized by $37,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $36,995)	36,000	36,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $357,000 (Collateralized by $350,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $368,495)	357,000	357,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $10,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $11,041)	10,000	10,000

See accompanying notes to the financial statements.

101

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $21,000 (Collateralized by $20,000 U.S. Treasury Notes, 4.63%, 8/31/11, market value $21,514)	$21,000	$21,000

TOTAL REPURCHASE AGREEMENTS
(Cost $501,000)		501,000

TOTAL INVESTMENT SECURITIES
(Cost $46,189,958)—99.5%		62,286,745
Net other assets (liabilities)—0.5%		328,709

NET ASSETS—100.0%		$62,615,454

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $555,000)	10	$12,328

ProFund VP Europe 30 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$6,676,623	10.7%
Beverages	1,665,215	2.7%
Diversified Financial Services	3,284,732	5.2%
Engineering & Construction	1,569,084	2.5%
Food	2,420,903	3.9%
Healthcare-Products	3,373,992	5.3%
Insurance	1,172,506	1.9%
Iron/Steel	3,712,243	5.9%
Mining	5,702,748	9.1%
Miscellaneous Manufacturing	3,482,156	5.5%
Oil & Gas	11,067,594	17.7%
Pharmaceuticals	9,996,598	16.0%
Software	1,667,513	2.7%
Telecommunications	5,295,700	8.5%
Transportation	698,138	1.1%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Finland	$1,363,925	2.2%
France	5,463,441	8.7%
Germany	5,347,369	8.6%
Greece	698,138	1.1%
Ireland	1,462,273	2.3%
Luxembourg	3,712,243	5.9%
Netherlands	2,420,903	3.9%
Sweden	1,262,733	2.0%
Switzerland	13,637,503	21.8%
United Kingdom	26,417,217	42.2%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$61,785,745	$–	$61,785,745
Repurchase Agreements	–	501,000	501,000

Total Investment Securities	61,785,745	501,000	62,286,745

Other Financial Instruments^	12,328	–	12,328

Total Investments	$61,798,073	$501,000	$62,299,073

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

102

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$46,189,958

Securities, at value	61,785,745
Repurchase agreements, at value	501,000

Total Investment Securities, at value	62,286,745
Cash	559
Segregated cash balances with brokers for
futures contracts	55,825
Dividends receivable	120,648
Receivable for capital shares issued	285,397
Prepaid expenses	93

Total Assets	62,749,267

Liabilities:
Payable for capital shares redeemed	3,728
Variation margin on futures contracts	5,625
Advisory fees payable	26,237
Management services fees payable	3,498
Administration fees payable	2,105
Administrative services fees payable	22,370
Distribution fees payable	19,984
Trustee fees payable	165
Transfer agency fees payable	6,235
Fund accounting fees payable	4,211
Compliance services fees payable	824
Other accrued expenses	38,831

Total Liabilities	133,813

Net Assets	$62,615,454

Net Assets consist of:
Capital	$74,712,920
Accumulated net investment income (loss)	652,355
Accumulated net realized gains (losses) on investments	(28,858,936)
Net unrealized appreciation (depreciation) on investments	16,109,115

Net Assets	$62,615,454

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,973,476

Net Asset Value (offering and redemption price per share)	$21.06

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,511,599
Interest	264
Foreign tax withholding	(121,668)

Total Investment Income	1,390,195

Expenses:
Advisory fees	331,436
Management services fees	44,191
Administration fees	18,480
Transfer agency fees	27,724
Administrative services fees	135,384
Distribution fees	110,479
Custody fees	6,231
Fund accounting fees	37,628
Trustee fees	558
Compliance services fees	694
Other fees	75,337

Total Gross Expenses before reductions	788,142
Less Expenses reduced by the Advisor	(50,302)

Total Net Expenses	737,840

Net Investment Income (Loss)	652,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,450,713)
Net realized gains (losses) on futures contracts	(2,081)
Change in net unrealized appreciation/depreciation on investments	14,864,519

Net Realized and Unrealized Gains (Losses) on Investments	9,411,725

Change in Net Assets Resulting from Operations	$10,064,080

See accompanying notes to the financial statements.

103

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$652,355	$1,427,460
Net realized gains (losses) on investments	(5,452,794)	7,584,508
Change in net unrealized appreciation/depreciation on investments	14,864,519	(43,990,756)

Change in net assets resulting from operations	10,064,080	(34,978,788)

Distributions to Shareholders From:
Net investment income	(1,427,460)	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	(1,427,460)	(10,441,455)

Capital Transactions:
Proceeds from shares issued	92,890,019	129,378,880
Dividends reinvested	1,427,460	10,441,455
Value of shares redeemed	(71,745,674)	(194,714,538)

Change in net assets resulting from capital transactions	22,571,805	(54,894,203)

Change in net assets	31,208,425	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$62,615,454	$31,407,029

Accumulated net investment income (loss)	$652,355	$1,427,460

Share Transactions:
Issued	5,097,910	4,195,717
Reinvested	69,328	453,385
Redeemed	(4,118,026)	(6,432,016)

Change in shares	1,049,212	(1,782,914)

See accompanying notes to the financial statements.

104

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains (losses) on investments	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net assets, end of period (000’s)	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

105

ProFund VP International

The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2009, the Fund had a total return of 24.65%, compared to a total return of 31.78%1  for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded MSCI EAFE futures contract.2

  The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+80.49%), Banco Santander (+73.84%), and HSBC Holdings PLC (+36.13%), while the bottom three performers in this group were Roche Holding AG (+10.29%), Vodafone Group PLC (+14.54%), and Total (+18.80%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP International	8/31/2007	24.65%	–13.71%	1.86%	1.68%

MSCI EAFE Index	8/31/2007	31.78%	–10.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

106

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	60%
Swap Agreements	40%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Company

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Materials	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	22%
Japan	21%
France	11%
Australia	8%
Germany	8%
Switzerland	8%
Spain	5%
Italy	3%
Netherlands	3%
Other	11%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	December 31, 2009

Repurchase Agreements (93.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,524,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,521,528)	$2,472,000	$2,472,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,522,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,521,629)	2,472,000	2,472,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,461,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $2,526,892)	2,472,000	2,472,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,493,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,522,911)	2,472,000	2,472,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,469,000 (Collateralized by $2,507,200 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–12/15/11, market value $2,518,502)	2,469,000	2,469,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,357,000)		12,357,000

TOTAL INVESTMENT SECURITIES
(Cost $12,357,000)—93.9%		12,357,000
Net other assets (liabilities)—6.1%		801,934

NET ASSETS—100.0%		$13,158,934

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

See accompanying notes to the financial statements.

107

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	December 31, 2009

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/19/10 (Underlying notional amount at value $7,853,000)	100	$34,650

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$4,277,428	$(49,078)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	1,086,283	(12,510)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Repurchase Agreements	$–	$12,357,000	$12,357,000

Total Investment Securities	–	12,357,000	12,357,000

Other Financial Instruments^	34,650	(61,588)	(26,938)

Total Investments	$34,650	$12,295,412	$12,330,062

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

108

PROFUNDS VP
ProFund VP International

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$12,357,000

Repurchase agreements, at value	12,357,000

Total Investment Securities, at value	12,357,000
Cash	536
Segregated cash balances with brokers for
futures contracts	966,500
Prepaid expenses	4

Total Assets	13,324,040

Liabilities:
Payable for capital shares redeemed	8,711
Unrealized loss on swap agreements	61,588
Variation margin on futures contracts	57,500
Advisory fees payable	8,584
Management services fees payable	1,144
Administration fees payable	447
Administrative services fees payable	9,576
Distribution fees payable	9,575
Trustee fees payable	35
Transfer agency fees payable	1,434
Fund accounting fees payable	895
Compliance services fees payable	174
Other accrued expenses	5,443

Total Liabilities	165,106

Net Assets	$13,158,934

Net Assets consist of:
Capital	$12,548,221
Accumulated net realized gains (losses) on investments	637,651
Net unrealized appreciation (depreciation) on investments	(26,938)

Net Assets	$13,158,934

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	625,044

Net Asset Value (offering and redemption price per share)	21.05

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$4,492

Expenses:
Advisory fees	57,490
Management services fees	7,665
Administration fees	3,169
Transfer agency fees	4,618
Administrative services fees	18,923
Distribution fees	19,163
Custody fees	4,059
Fund accounting fees	6,322
Trustee fees	84
Compliance services fees	167
Other fees	7,715

Total Gross Expenses before reductions	129,375
Less Expenses reduced by the Advisor	(696)

Total Net Expenses	128,679

Net Investment Income (Loss)	(124,187)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	1,118,194
Net realized gains (losses) on swap agreements	1,016,273
Change in net unrealized appreciation/depreciation on investments	(71,285)

Net Realized and Unrealized Gains (Losses) on Investments	2,063,182

Change in Net Assets Resulting from Operations	$1,938,995

See accompanying notes to the financial statements.

109

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(124,187)	$2,274
Net realized gains (losses) on investments	2,134,467	(905,346)
Change in net unrealized appreciation/depreciation on investments	(71,285)	41,769

Change in net assets resulting from operations	1,938,995	(861,303)

Distributions to Shareholders From:
Net investment income	(2,274)	(18,878)

Change in net assets resulting from distributions	(2,274)	(18,878)

Capital Transactions:
Proceeds from shares issued	25,688,954 (a)	4,679,815
Dividends reinvested	2,274	18,878
Value of shares redeemed	(15,486,858)	(3,283,829)

Change in net assets resulting from capital transactions	10,204,370	1,414,864

Change in net assets	12,141,091	534,683
Net Assets:
Beginning of period	1,017,843	483,160

End of period	$13,158,934	$1,017,843

Accumulated net investment income (loss)	$—	$2,274

Share Transactions:
Issued	1,388,256	195,556
Reinvested	109	825
Redeemed	(823,598)	(151,853)

Change in shares	564,767	44,528

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

110

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
				For the period
	For the		For the	Aug. 31, 2007
	year ended		year ended	through
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	4.38		(13.60)	0.38

Total income (loss) from investment activities	4.06		(13.56)	0.68

Capital Transactions:	0.10	(c)	—	—

Distributions to Shareholders From:
Net investment income	—	(d)	(0.23)	—

Net Asset Value, End of Period	$21.05		$16.89	$30.68

Total Return	24.65%	(c)	(44.40)%	2.27%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.69%		1.87%	1.76%
Net expenses(f)	1.68%		1.63%	1.63%
Net investment income (loss)(f)	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$13,159		$1,018	$483
Portfolio turnover rate(g)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

111

ProFund VP Emerging Markets

The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2009, the Fund had a total return of 62.36%, compared to a total return of 65.16%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Vale S.A. (+139.72%), Vale S.A. – Pref (+133.05%), and Itau Unibanco Banco Holding S.A. (+116.59%), while the bottom three performers in this group were China Mobile Ltd (–8.69%), Teva Pharmaceutical Industries Ltd (+31.97%), and Taiwan Semiconductor Manufacturing Co Ltd (+45.53%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Emerging Markets	8/31/2007	62.36%	–2.24%	1.67%	1.67%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	65.16%	–0.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

112

PROFUNDS VP
ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	20%
Swap Agreements	80%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Petroleo Brasileiro S.A.—Preferred	1.5%
Petroleo Brasileiro S.A.	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.1%
Vale S.A.—Preferred	1.1%
Itau Unibanco Holding S.A.	1.0%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	22%
Financial	20%
Basic Materials	20%
Communications	17%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	39%
South Korea	10%
China	9%
Hong Kong	9%
Taiwan	9%
India	8%
Mexico	7%
South Africa	4%
Russia	2%
Other	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2009

Common Stocks† (17.7%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	5,775	$271,309
AngloGold Ashanti, Ltd. (Mining)	2,775	111,499
AU Optronics Corp. (Electronics)	6,150	73,739
Baidu, Inc.* (Internet)	75	30,842
Banco Bradesco S.A. (Banks)	11,775	257,519
Banco Santander Brasil S.A. (Banks)	4,350	60,639
BRF-Brazil Foods S.A. (Food)	1,275	66,772
Cemex S.A.B. de C.V.* (Building Materials)	7,275	85,990
China Life Insurance Co., Ltd. (Insurance)	3,600	264,060
China Mobile, Ltd. (Telecommunications)	6,450	299,473
China Petroleum and Chemical Corp. (Oil & Gas)	1,275	112,289
China Telecom Corp., Ltd. (Telecommunications)	1,050	43,491
China Unicom, Ltd. (Telecommunications)	9,825	128,806
Chunghwa Telecom Co., Ltd. (Telecommunications)	4,050	75,208
CNOOC, Ltd. (Oil & Gas)	1,200	186,540
Companhia de Bebidas das Americas (AmBev) (Beverages)	1,200	121,308
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	2,700	48,762
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	3,150	100,579
Companhia Vale Do Rio Doce (Mining)	10,125	293,929
Compania de Minas Buenaventura S.A. (Mining)	1,200	40,164
Ecopetrol S.A. (Oil & Gas)	1,575	38,084
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	825	41,473
Enersis S.A. (Electric)	2,025	46,292
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	1,650	79,002
Gerdau S.A. (Iron/Steel)	5,100	86,853
Gold Fields, Ltd. (Mining)	5,100	66,861
Grupo Televisa S.A. (Media)	3,825	79,407
HDFC Bank, Ltd. (Banks)	825	107,316
ICICI Bank, Ltd. (Banks)	3,225	121,615
Infosys Technologies, Ltd. (Software)	4,425	244,570
Itau Unibanco Holding S.A. (Banks)	15,900	363,156
KB Financial Group, Inc.* (Banks)	3,000	152,550
Korea Electric Power Corp.* (Electric)	3,825	55,616
LG. Philips LCD Co., Ltd.* (Electronics)	3,450	58,409
Mobile TeleSystems (Telecommunications)	1,425	69,668
PetroChina Co., Ltd. (Oil & Gas)	1,650	196,284
Petroleo Brasileiro S.A. (Oil & Gas)	8,700	414,816
POSCO (Iron/Steel)	2,025	265,477
PT Telekomunikasi Indonesia (Telecommunications)	1,875	74,906
Sasol, Ltd. (Oil & Gas Services)	3,375	134,797
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	1,725	128,133
SK Telecom Co., Ltd. (Telecommunications)	2,475	40,244
SSterlite Industries (India), Ltd. (Mining)	2,850	51,927
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	34,350	392,965
Tele Norte Leste Participacoes S.A. (Telecommunications)	1,950	41,769
United Microelectronics Corp.* (Semiconductors)	20,250	78,570
Vimpel-Communications (Telecommunications)	2,325	43,222
Wipro, Ltd. (Computers)	2,100	46,767

TOTAL COMMON STOCKS
(Cost $5,826,051)		6,193,667

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2009

Preferred Stocks† (2.6%)
	Shares	Value

Petroleo Brasileiro S.A. (Oil & Gas)	12,000	$508,680
Vale S.A. (Mining)	15,750	390,915

TOTAL PREFERRED STOCKS
(Cost $811,874)		899,595

Repurchase Agreements (79.5%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $5,400,000 (Collateralized by $5,515,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $5,508,170)	$5,400,000	5,400,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $5,149,000 (Collateralized by $5,255,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $5,254,227)	5,149,000	5,149,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,155,000 (Collateralized by $6,942,000 of various U.S. Government Agency Obligations, 2.88%–4.75%, 10/12/10–9/16/11, market value $7,300,383)	7,155,000	7,155,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $4,986,000 (Collateralized by $5,027,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $5,087,449)	4,986,000	4,986,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $5,031,000 (Collateralized by $4,800,900 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $5,131,695)	5,031,000	5,031,000

TOTAL REPURCHASE AGREEMENTS
(Cost $27,721,000)		27,721,000

TOTAL INVESTMENT SECURITIES
(Cost $34,358,925)—99.8%		34,814,262
Net other assets (liabilities)—0.2%		57,461

NET ASSETS—100.0%		$34,871,723

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $4,130,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$6,189,918	$21,446
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	21,476,221	74,415

ProFund VP Emerging Markets invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$1,062,795	3.0%
Beverages	200,310	0.6%
Building Materials	85,990	0.2%
Computers	46,767	0.1%
Diversified Financial Services	128,133	0.4%
Electric	192,143	0.5%
Electronics	132,148	0.4%
Food	66,772	0.2%
Insurance	264,060	0.8%
Internet	30,842	0.1%
Iron/Steel	452,909	1.4%
Media	79,407	0.2%
Mining	955,295	2.7%
Oil & Gas	1,456,693	4.2%
Oil & Gas Services	134,797	0.4%
Semiconductors	471,535	1.3%
Software	244,570	0.7%
Telecommunications	1,088,096	3.1%
Other**	27,778,461	79.7%

Total	$34,871,723	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Brazil	$2,755,697	7.9%
Chile	87,765	0.2%
China	646,966	1.9%
Colombia	38,084	0.1%
Hong Kong	614,819	1.8%
India	572,195	1.7%
Indonesia	74,906	0.2%
Mexico	515,708	1.4%
Peru	40,164	0.1%
South Korea	700,429	2.1%
Russia	112,890	0.3%
South Africa	313,157	0.9%
Taiwan	620,482	1.7%
Other**	27,778,461	79.7%

Total	$34,871,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$6,193,667	$–	$6,193,667
Preferred Stocks	899,595	–	899,595
Repurchase Agreements	–	27,721,000	27,721,000

Total Investment Securities	7,093,262	27,721,000	34,814,262

Other Financial Instruments^	–	95,861	95,861

Total Investments	$7,093,262	$27,816,861	$34,910,123

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Emerging Markets

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$34,358,925

Securities, at value	7,093,262
Repurchase agreements, at value	27,721,000

Total Investment Securities, at value	34,814,262
Cash	884
Dividends receivable	17,974
Unrealized gain on swap agreements	95,861
Receivable for capital shares issued	48,099
Prepaid expenses	20

Total Assets	34,977,100

Liabilities:
Payable for capital shares redeemed	21,882
Advisory fees payable	20,589
Management services fees payable	2,745
Administration fees payable	1,154
Administrative services fees payable	20,108
Distribution fees payable	19,958
Trustee fees payable	90
Transfer agency fees payable	3,260
Fund accounting fees payable	2,308
Compliance services fees payable	378
Other accrued expenses	12,905

Total Liabilities	105,377

Net Assets	$34,871,723

Net Assets consist of:
Capital	$33,611,357
Accumulated net realized gains (losses) on investments	709,168
Net unrealized appreciation (depreciation) on investments	551,198

Net Assets	$34,871,723

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,239,704

Net Asset Value (offering and redemption price per share)	$28.13

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$47,817
Interest	10,612
Foreign tax withholding	(6,779)

Total Investment Income	51,650

Expenses:
Advisory fees	121,621
Management services fees	16,216
Administration fees	6,678
Transfer agency fees	9,902
Administrative services fees	40,568
Distribution fees	40,540
Custody fees	5,187
Fund accounting fees	13,540
Trustee fees	187
Compliance services fees	363
Other fees	21,930

Total Gross Expenses before reductions	276,732
Less Expenses reduced by the Advisor	(4,551)

Total Net Expenses	272,181

Net Investment Income (Loss)	(220,531)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,736
Net realized gains (losses) on swap agreements	5,474,884
Change in net unrealized appreciation/depreciation on investments	494,482

Net Realized and Unrealized Gains (Losses) on Investments	5,972,102

Change in Net Assets Resulting from Operations	$5,751,571

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(220,531)	$20,311
Net realized gains (losses) on investments	5,477,620	(4,547,921)
Change in net unrealized appreciation/depreciation on investments	494,482	78,478

Change in net assets resulting from operations	5,751,571	(4,449,132)

Distributions to Shareholders From:
Net investment income	(20,311)	(53,952)
Net realized gains on investments	—	(2,889)

Change in net assets resulting from distributions	(20,311)	(56,841)

Capital Transactions:
Proceeds from shares issued	66,671,415	34,784,447
Dividends reinvested	20,311	56,841
Value of shares redeemed	(41,860,909)	(29,350,245)

Change in net assets resulting from capital transactions	24,830,817	5,491,043

Change in net assets	30,562,077	985,070
Net Assets:
Beginning of period	4,309,646	3,324,576

End of period	$34,871,723	$4,309,646

Accumulated net investment income (loss)	$—	$20,311

Share Transactions:
Issued	2,845,495	1,143,523
Reinvested	785	2,224
Redeemed	(1,855,134)	(991,838)

Change in shares	991,146	153,909

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$17.34	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.33)	0.10	0.35
Net realized and unrealized gains (losses) on investments	11.14	(17.62)	4.78

Total income (loss) from investment activities	10.81	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	(0.02)	(0.26)	—
Net realized gains on investments	—	(0.01)	—

Total distributions	(0.02)	(0.27)	—

Net Asset Value, End of Period	$28.13	$17.34	$35.13

Total Return	62.36%	(50.09)%	17.07%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.70%	1.68%	1.68%
Net expenses(d)	1.68%	1.63%	1.63%
Net investment income (loss)(d)	(1.36)%	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$34,872	$4,310	$3,325
Portfolio turnover rate(e)	7% (f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2009, the Fund had a total return of 10.33%, compared to a total return of 18.37% for the Index as measured in unhedged U.S. Dollar terms, or 21.05% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. In 2009, the Fund performed inline with the Index as measured in local (Yen) terms. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers (in U.S. Dollar terms) were Tokyo Electron Ltd (+86.74%), TDK Corp (+70.00%), and Honda Motor Co Ltd (+59.56%), while the bottom three performers in this group were Shin-Etsu Chemical Co Ltd (+25.66%), Kyocera Corp (+28.06%), and Fast Retailing Co Ltd (+31.62%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Japan	5/1/2002	10.33%	–1.59%	–1.06%	1.70%	1.68%

Nikkei 225 Stock Average - USD terms	5/1/2002	18.37%	1.75%	4.21%	N/A	N/A

Nikkei 225 Stock Average - Local (yen) terms	5/1/2002	21.05%	–0.45%	–0.06%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	21%
Consumer Non-Cyclical	19%
Technology	10%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2009

Repurchase Agreements (84.7%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,507,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,504,149)	$2,455,000	$2,455,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,505,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,504,632)	2,455,000	2,455,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,443,000 Federal National Mortgage Association, 2.88%, 10/12/10, market value $2,504,568)	2,455,000	2,455,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,474,000 Federal Farm Credit Corp., 2.13%, 6/18/12, market value $2,504,925)	2,455,000	2,455,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,454,000 (Collateralized by $2,365,600 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11–12/15/11, market value $2,503,109)	2,454,000	2,454,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,274,000)		12,274,000

TOTAL INVESTMENT SECURITIES
(Cost $12,274,000)—84.7%		12,274,000
Net other assets (liabilities)—15.3%		2,221,607

NET ASSETS—100.0%		$14,495,607

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/10 (Underlying notional amount at value $14,523,600)	273	$740,853

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$12,274,000	$12,274,000

Total Investment Securities	–	12,274,000	12,274,000

Other Financial Instruments^	740,853	–	740,853

Total Investments	$740,853	$12,274,000	$13,014,853

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$12,274,000

Repurchase agreements, at value	12,274,000

Total Investment Securities, at value	12,274,000
Cash	668
Segregated cash balances with brokers for futures contracts	1,637,500
Receivable for capital shares issued	647,878
Prepaid expenses	26

Total Assets	14,560,072

Liabilities:
Payable for capital shares redeemed	1,596
Variation margin on futures contracts	39,335
Advisory fees payable	6,641
Management services fees payable	886
Administration fees payable	431
Administrative services fees payable	3,974
Distribution fees payable	2,912
Trustee fees payable	34
Transfer agency fees payable	1,162
Fund accounting fees payable	863
Compliance services fees payable	170
Other accrued expenses	6,461

Total Liabilities	64,465

Net Assets	$14,495,607

Net Assets consist of:
Capital	$28,690,709
Accumulated net realized gains (losses) on investments	(14,935,955)
Net unrealized appreciation (depreciation) on investments	740,853

Net Assets	$14,495,607

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,064,306

Net Asset Value (offering and redemption price per share)	$13.62

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$7,785

Expenses:
Advisory fees	77,723
Management services fees	10,363
Administration fees	4,317
Transfer agency fees	6,565
Administrative services fees	35,610
Distribution fees	25,908
Custody fees	2,499
Fund accounting fees	8,836
Trustee fees	132
Compliance services fees	108
Other fees	14,093

Total Gross Expenses before reductions	186,154
Less Expenses reduced by the Advisor	(13,589)

Total Net Expenses	172,565

Net Investment Income (Loss)	(164,780)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(540)
Net realized gains (losses) on futures contracts	190,644
Change in net unrealized appreciation/depreciation on investments	285,682

Net Realized and Unrealized Gains (Losses) on Investments	475,786

Change in Net Assets Resulting from Operations	$311,006

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(164,780)	$65,646
Net realized gains (losses) on investments	190,104	(9,107,919)
Change in net unrealized appreciation/depreciation on investments	285,682	1,908,094

Change in net assets resulting from operations	311,006	(7,134,179)

Distributions to Shareholders From:
Net investment income	(65,646)	(1,770,821)

Change in net assets resulting from distributions	(65,646)	(1,770,821)

Capital Transactions:
Proceeds from shares issued	49,740,556	76,292,559
Dividends reinvested	65,646	1,770,821
Value of shares redeemed	(46,948,867)	(82,867,242)

Change in net assets resulting from capital transactions	2,857,335	(4,803,862)

Change in net assets	3,102,695	(13,708,862)
Net Assets:
Beginning of period	11,392,912	25,101,774

End of period	$14,495,607	$11,392,912

Accumulated net investment income (loss)	$—	$65,646

Share Transactions:
Issued	3,928,525	4,011,707
Reinvested	4,859	105,218
Redeemed	(3,786,935)	(4,237,209)

Change in shares	146,449	(120,284)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$12.41	$24.18	$28.59	$39.15	$27.62

Investment Activities:
Net investment income (loss)(a)	(0.20)	0.09	0.98	1.10	0.49
Net realized and unrealized gains (losses) on investments	1.48	(9.30)	(3.76)	1.77	11.04

Total income (loss) from investment activities	1.28	(9.21)	(2.78)	2.87	11.53

Distributions to Shareholders From:
Net investment income	(0.07)	(2.56)	(1.63)	(0.44)	—
Net realized gains on investments	—	—	—	(12.99)	—

Total distributions	(0.07)	(2.56)	(1.63)	(13.43)	—

Net Asset Value, End of Period	$13.62	$12.41	$24.18	$28.59	$39.15

Total Return	10.33%	(40.84)%	(9.99)%	10.86%	41.78%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.72%	1.68%	1.73%	1.83%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.83%
Net investment income (loss)	(1.59)%	0.46%	3.44%	3.06%	1.52%

Supplemental Data:
Net assets, end of period (000’s)	$14,496	$11,393	$25,102	$68,027	$129,155
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2009, the Fund had a total return of 44.64%, compared to a total return of 26.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Microsoft Corp (+56.79%), and International Business Machines Corp (+55.54%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Procter & Gamble Co (–1.92%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraBull	1/22/2001	44.64%	–9.69%	–7.04%	1.79%	1.68%

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

125

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.
Market Exposure

Investment Type	% of Net Assets

Equity Securities	60%
Futures Contracts	27%
Swap Agreements	113%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exxon Mobil Corp.	2.0%
Microsoft Corp.	1.4%
Apple Computer, Inc.	1.2%
Johnson & Johnson	1.1%
Procter & Gamble Co.	1.1%

S&P 500 Index - Composition

% of Index

Consumer Non-Cyclical	23%
Financial	14%
Technology	13%
Communications	12%
Energy	12%
Industrial	10%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks (59.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,170	$96,724
Abbott Laboratories (Pharmaceuticals)	2,565	138,484
Abercrombie & Fitch Co.—Class A (Retail)	144	5,018
Adobe Systems, Inc.* (Software)	864	31,778
Advanced Micro Devices, Inc.* (Semiconductors)	927	8,973
Aetna, Inc. (Healthcare-Services)	720	22,824
Affiliated Computer Services, Inc.—Class A* (Computers)	162	9,670
AFLAC, Inc. (Insurance)	774	35,798
Agilent Technologies, Inc.* (Electronics)	567	17,617
Air Products & Chemicals, Inc. (Chemicals)	351	28,452
Airgas, Inc. (Chemicals)	135	6,426
AK Steel Holding Corp. (Iron/Steel)	180	3,843
Akamai Technologies, Inc.* (Internet)	279	7,067
Alcoa, Inc. (Mining)	1,611	25,969
Allegheny Energy, Inc. (Electric)	279	6,551
Allegheny Technologies, Inc. (Iron/Steel)	162	7,253
Allergan, Inc. (Pharmaceuticals)	504	31,757
Allstate Corp. (Insurance)	891	26,766
Altera Corp. (Semiconductors)	486	10,998
Altria Group, Inc. (Agriculture)	3,438	67,488
Amazon.com, Inc.* (Internet)	549	73,851
Ameren Corp. (Electric)	387	10,817
American Electric Power, Inc. (Electric)	792	27,554
American Express Co. (Diversified Financial Services)	1,971	79,865
American International Group, Inc.* (Insurance)	216	6,476
American Tower Corp.* (Telecommunications)	666	28,778
Ameriprise Financial, Inc. (Diversified Financial Services)	423	16,421
AmerisourceBergen Corp. (Pharmaceuticals)	477	12,435
Amgen, Inc.* (Biotechnology)	1,674	94,698
Amphenol Corp.—Class A (Electronics)	279	12,884
Anadarko Petroleum Corp. (Oil & Gas)	810	50,560
Analog Devices, Inc. (Semiconductors)	477	15,064
AON Corp. (Insurance)	450	17,253
Apache Corp. (Oil & Gas)	558	57,569
Apartment Investment and Management Co.—Class A (REIT)	189	3,009
Apollo Group, Inc.—Class A* (Commercial Services)	207	12,540
Apple Computer, Inc.* (Computers)	1,494	315,025
Applied Materials, Inc. (Semiconductors)	2,214	30,863
Archer-Daniels-Midland Co. (Agriculture)	1,062	33,251
Assurant, Inc. (Insurance)	189	5,572
AT&T, Inc. (Telecommunications)	9,801	274,722
Autodesk, Inc.* (Software)	378	9,605
Automatic Data Processing, Inc. (Software)	837	35,840
AutoNation, Inc.* (Retail)	153	2,930
AutoZone, Inc.* (Retail)	45	7,113
Avalonbay Communities, Inc. (REIT)	135	11,085
Avery Dennison Corp. (Household Products/Wares)	180	6,568
Avon Products, Inc. (Cosmetics/Personal Care)	702	22,113
Baker Hughes, Inc. (Oil & Gas Services)	513	20,766
Ball Corp. (Packaging & Containers)	153	7,910
Bank of America Corp. (Banks)	16,506	248,580
Bank of New York Mellon Corp. (Banks)	1,998	55,884
Bard (C.R.), Inc. (Healthcare-Products)	153	11,919
Baxter International, Inc. (Healthcare-Products)	999	58,621
BB&T Corp. (Banks)	1,134	28,770
Becton, Dickinson & Co. (Healthcare-Products)	387	30,519
Bed Bath & Beyond, Inc.* (Retail)	432	16,688
Bemis Co., Inc. (Packaging & Containers)	171	5,070
Best Buy Co., Inc. (Retail)	567	22,374
Big Lots, Inc.* (Retail)	135	3,912
Biogen Idec, Inc.* (Biotechnology)	477	25,520
BJ Services Co. (Oil & Gas Services)	486	9,040
Black & Decker Corp. (Hand/Machine Tools)	99	6,418
BMC Software, Inc.* (Software)	297	11,910
Boeing Co. (Aerospace/Defense)	1,206	65,281
Boston Properties, Inc. (REIT)	225	15,091
Boston Scientific Corp.* (Healthcare-Products)	2,502	22,518
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,835	71,584
Broadcom Corp.—Class A* (Semiconductors)	711	22,361
Brown-Forman Corp. (Beverages)	180	9,643
Burlington Northern Santa Fe Corp. (Transportation)	432	42,604
C.H. Robinson Worldwide, Inc. (Transportation)	270	15,857
CA, Inc. (Software)	657	14,756
Cabot Oil & Gas Corp. (Oil & Gas)	171	7,454
Cameron International Corp.* (Oil & Gas Services)	405	16,929
Campbell Soup Co. (Food)	315	10,647
Capital One Financial Corp. (Diversified Financial Services)	747	28,640
Cardinal Health, Inc. (Pharmaceuticals)	594	19,151
CareFusion Corp.* (Healthcare-Products)	288	7,203
Carnival Corp.—Class A* (Leisure Time)	720	22,817

See accompanying notes to the financial statements.

126

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares		Value

Caterpillar, Inc. (Machinery-Construction & Mining)	1,026	;	$58,472
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	441		5,984
CBS Corp.—Class B (Media)	1,116		15,680
Celgene Corp.* (Biotechnology)	756		42,094
CenterPoint Energy, Inc. (Electric)	648		9,402
CenturyTel, Inc. (Telecommunications)	486		17,598
Cephalon, Inc.* (Pharmaceuticals)	117		7,302
CF Industries Holdings, Inc. (Chemicals)	72		6,536
Chesapeake Energy Corp. (Oil & Gas)	1,071		27,717
Chevron Corp. (Oil & Gas)	3,330		256,377
Chubb Corp. (Insurance)	567		27,885
CIGNA Corp. (Insurance)	450		15,872
Cincinnati Financial Corp. (Insurance)	270		7,085
Cintas Corp. (Textiles)	216		5,627
Cisco Systems, Inc.* (Telecommunications)	9,549		228,603
Citigroup, Inc. (Diversified Financial Services)	32,391		107,214
Citrix Systems, Inc.* (Software)	297		12,358
Cliffs Natural Resources, Inc. (Iron/Steel)	216		9,955
Clorox Co. (Household Products/Wares)	225		13,725
CME Group, Inc. (Diversified Financial Services)	108		36,283
CMS Energy Corp. (Electric)	378		5,919
Coach, Inc. (Apparel)	522		19,069
Coca-Cola Co. (Beverages)	3,843		219,051
Coca-Cola Enterprises, Inc. (Beverages)	522		11,066
Cognizant Technology Solutions Corp.* (Computers)	486		22,016
Colgate-Palmolive Co. (Cosmetics/Personal Care)	819		67,281
Comcast Corp.—Class A (Media)	4,734		79,815
Comerica, Inc. (Banks)	243		7,186
Computer Sciences Corp.* (Computers)	252		14,498
Compuware Corp.* (Software)	378		2,733
ConAgra Foods, Inc. (Food)	729		16,803
ConocoPhillips (Oil & Gas)	2,457		125,479
CONSOL Energy, Inc. (Coal)	297		14,791
Consolidated Edison, Inc. (Electric)	459		20,852
Constellation Brands, Inc.* (Beverages)	324		5,161
Constellation Energy Group, Inc. (Electric)	333		11,712
Corning, Inc. (Telecommunications)	2,583		49,878
Costco Wholesale Corp. (Retail)	720		42,602
Coventry Health Care, Inc.* (Healthcare-Services)	243		5,902
CSX Corp. (Transportation)	648		31,422
Cummins, Inc. (Machinery-Diversified)	333		15,271
CVS Corp. (Retail)	2,340		75,371
D.R. Horton, Inc. (Home Builders)	459		4,989
Danaher Corp. (Miscellaneous Manufacturing)	432		32,486
Darden Restaurants, Inc. (Retail)	225		7,891
DaVita, Inc.* (Healthcare-Services)	162		9,516
Dean Foods Co.* (Food)	297		5,358
Deere & Co. (Machinery-Diversified)	702		37,971
Dell, Inc.* (Computers)	2,853		40,969
Denbury Resources, Inc.* (Oil & Gas)	414		6,127
DENTSPLY International, Inc. (Healthcare-Products)	252		8,863
Devon Energy Corp. (Oil & Gas)	729		53,581
DeVry, Inc. (Commercial Services)	99		5,616
Diamond Offshore Drilling, Inc. (Oil & Gas)	108		10,629
DIRECTV—Class A* (Media)	1,584		52,826
Discover Financial Services (Diversified Financial Services)	900		13,239
Dominion Resources, Inc. (Electric)	990		38,531
Dover Corp. (Miscellaneous Manufacturing)	306		12,733
Dr.Pepper Snapple Group, Inc. (Beverages)	414		11,716
DTE Energy Co. (Electric)	270		11,769
Duke Energy Corp. (Electric)	2,160		37,174
Dun & Bradstreet Corp. (Software)	81		6,834
E* TRADE Financial Corp.* (Diversified Financial Services)	2,565		4,489
E.I. du Pont de Nemours & Co. (Chemicals)	1,494		50,303
Eastman Chemical Co. (Chemicals)	117		7,048
Eastman Kodak Co.* (Miscellaneous Manufacturing)	441		1,861
Eaton Corp. (Miscellaneous Manufacturing)	270		17,177
eBay, Inc.* (Internet)	1,863		43,855
Ecolab, Inc. (Chemicals)	387		17,256
Edison International (Electric)	540		18,781
El Paso Corp. (Pipelines)	1,161		11,413
Electronic Arts, Inc.* (Software)	540		9,585
Eli Lilly & Co. (Pharmaceuticals)	1,674		59,779
EMC Corp.* (Computers)	3,384		59,118
Emerson Electric Co. (Electrical Components & Equipment)	1,242		52,909
Entergy Corp. (Electric)	306		25,043
EOG Resources, Inc. (Oil & Gas)	414		40,282
EQT Corp. (Oil & Gas)	216		9,487
Equifax, Inc. (Commercial Services)	207		6,394
Equity Residential Properties Trust (REIT)	450		15,201
Exelon Corp. (Electric)	1,089		53,219
Expedia, Inc.* (Internet)	342		8,793
Expeditors International of Washington, Inc. (Transportation)	351		12,190
Express Scripts, Inc.* (Pharmaceuticals)	450		38,903
Exxon Mobil Corp. (Oil & Gas)	7,884		537,610
Family Dollar Stores, Inc. (Retail)	225		6,262
Fastenal Co. (Distribution/Wholesale)	216		8,994
Federated Investors, Inc.—Class B (Diversified Financial Services)	144		3,960
FedEx Corp. (Transportation)	513		42,810
Fidelity National Information Services, Inc. (Software)	540		12,658
Fifth Third Bancorp (Banks)	1,314		12,812
First Horizon National Corp.* (Banks)	361		4,837
First Solar, Inc.* (Energy-Alternate Sources)	72		9,749
FirstEnergy Corp. (Electric)	504		23,411
Fiserv, Inc.* (Software)	252		12,217
FLIR Systems, Inc.* (Electronics)	252		8,245
Flowserve Corp. (Machinery-Diversified)	90		8,508
Fluor Corp. (Engineering & Construction)	297		13,377
FMC Corp. (Chemicals)	117		6,524
FMC Technologies, Inc.* (Oil & Gas Services)	198		11,452
Ford Motor Co.* (Auto Manufacturers)	5,490		54,900
Forest Laboratories, Inc.* (Pharmaceuticals)	495		15,894
Fortune Brands, Inc. (Household Products/Wares)	243		10,498
FPL Group, Inc. (Electric)	684		36,129
Franklin Resources, Inc. (Diversified Financial Services)	243		25,600
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	711		57,086
Frontier Communications Corp. (Telecommunications)	513		4,007
GameStop Corp.—Class A* (Retail)	270		5,924
Gannett Co., Inc. (Media)	387		5,747
General Dynamics Corp. (Aerospace/Defense)	639		43,561
General Electric Co. (Miscellaneous Manufacturing)	17,685		267,574
General Mills, Inc. (Food)	540		38,237
Genuine Parts Co. (Distribution/Wholesale)	261		9,908
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	810		9,194
Genzyme Corp.* (Biotechnology)	432		21,172
Gilead Sciences, Inc.* (Pharmaceuticals)	1,494		64,660
Goodrich Corp. (Aerospace/Defense)	198		12,722
Google, Inc.—Class A* (Internet)	396		245,512
H & R Block, Inc. (Commercial Services)	549		12,418
Halliburton Co. (Oil & Gas Services)	1,494		44,954
Harley-Davidson, Inc. (Leisure Time)	387		9,752

See accompanying notes to the financial statements.

127

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares	Value

Harman International Industries, Inc. (Home Furnishings)	108	$3,810
Harris Corp. (Telecommunications)	216	10,271
Hartford Financial Services Group, Inc. (Insurance)	630	14,654
Hasbro, Inc. (Toys/Games/Hobbies)	198	6,348
HCP, Inc. (REIT)	486	14,842
Health Care REIT, Inc. (REIT)	198	8,775
Heinz (H.J.) Co. (Food)	522	22,321
Hess Corp. (Oil & Gas)	477	28,859
Hewlett-Packard Co. (Computers)	3,933	202,589
Home Depot, Inc. (Retail)	2,817	81,496
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,260	49,392
Hormel Foods Corp. (Food)	108	4,153
Hospira, Inc.* (Pharmaceuticals)	261	13,311
Host Marriott Corp. (REIT)	1,054	12,300
Hudson City Bancorp, Inc. (Savings & Loans)	783	10,751
Humana, Inc.* (Healthcare-Services)	279	12,245
Huntington Bancshares, Inc. (Banks)	1,179	4,303
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	639	30,666
IMS Health, Inc. (Software)	297	6,255
Integrys Energy Group, Inc. (Electric)	126	5,291
Intel Corp. (Semiconductors)	9,171	187,088
IntercontinentalExchange, Inc.* (Diversified Financial Services)	117	13,139
International Business Machines Corp. (Computers)	2,178	285,100
International Flavors & Fragrances, Inc. (Chemicals)	126	5,184
International Game Technology (Entertainment)	486	9,122
International Paper Co. (Forest Products & Paper)	711	19,041
Interpublic Group of Cos., Inc.* (Advertising)	801	5,911
Intuit, Inc.* (Software)	522	16,031
Intuitive Surgical, Inc.* (Healthcare-Products)	63	19,109
Invesco, Ltd. (Diversified Financial Services)	711	16,701
Iron Mountain, Inc.* (Commercial Services)	297	6,760
ITT Industries, Inc. (Miscellaneous Manufacturing)	297	14,773
J.C. Penney Co., Inc. (Retail)	387	10,298
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,543	272,647
Jabil Circuit, Inc. (Electronics)	315	5,472
Jacobs Engineering Group, Inc.* (Engineering & Construction)	198	7,447
Janus Capital Group, Inc. (Diversified Financial Services)	297	3,995
JDS Uniphase Corp.* (Telecommunications)	369	3,044
JM Smucker Co. (Food)	189	11,671
Johnson & Johnson (Healthcare-Products)	4,581	295,062
Johnson Controls, Inc. (Auto Parts & Equipment)	1,107	30,155
Juniper Networks, Inc.* (Telecommunications)	864	23,043
Kellogg Co. (Food)	414	22,025
KeyCorp (Banks)	1,458	8,092
Kimberly-Clark Corp. (Household Products/Wares)	684	43,578
Kimco Realty Corp. (REIT)	666	9,011
King Pharmaceuticals, Inc.* (Pharmaceuticals)	405	4,969
KLA -Tencor Corp. (Semiconductors)	279	10,089
Kohls Corp.* (Retail)	504	27,181
Kraft Foods, Inc. (Food)	2,448	66,537
Kroger Co. (Food)	1,080	22,172
L-3 Communications Holdings, Inc. (Aerospace/Defense)	189	16,434
Laboratory Corp. of America Holdings* (Healthcare-Services)	171	12,798
Legg Mason, Inc. (Diversified Financial Services)	261	7,872
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	252	5,141
Lennar Corp.—Class A (Home Builders)	261	3,333
Leucadia National Corp.* (Holding Companies-Diversified)	315	7,494
Lexmark International, Inc.—Class A* (Computers)	126	3,273
Life Technologies Corp.* (Biotechnology)	288	15,042
Limited, Inc. (Retail)	441	8,485
Lincoln National Corp. (Insurance)	495	12,316
Linear Technology Corp. (Semiconductors)	369	11,269
Lockheed Martin Corp. (Aerospace/Defense)	531	40,011
Loews Corp. (Insurance)	594	21,592
Lorillard, Inc. (Agriculture)	261	20,940
Lowe’s Cos., Inc. (Retail)	2,439	57,048
LSI Logic Corp.* (Semiconductors)	1,080	6,491
M&T Bank Corp. (Banks)	135	9,030
Macy’s, Inc. (Retail)	693	11,615
Marathon Oil Corp. (Oil & Gas)	1,170	36,527
Marriott International, Inc.—Class A (Lodging)	414	11,282
Marsh & McLennan Cos., Inc. (Insurance)	873	19,276
Marshall & Ilsley Corp. (Banks)	864	4,709
Masco Corp. (Building Materials)	594	8,203
Massey Energy Co. (Coal)	135	5,671
MasterCard, Inc.—Class A (Software)	153	39,165
Mattel, Inc. (Toys/Games/Hobbies)	594	11,868
McAfee, Inc.* (Internet)	261	10,589
McCormick & Co., Inc. (Food)	216	7,804
McDonald’s Corp. (Retail)	1,791	111,830
McGraw-Hill Cos., Inc. (Media)	522	17,492
McKesson Corp. (Commercial Services)	441	27,563
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	333	14,552
MeadWestvaco Corp. (Forest Products & Paper)	279	7,988
Medco Health Solutions, Inc.* (Pharmaceuticals)	792	50,617
Medtronic, Inc. (Healthcare-Products)	1,836	80,747
MEMC Electronic Materials, Inc.* (Semiconductors)	369	5,026
Merck & Co., Inc. (Pharmaceuticals)	5,067	185,148
Meredith Corp. (Media)	54	1,666
MetLife, Inc. (Insurance)	1,359	48,041
MetroPCS Communications, Inc.* (Telecommunications)	432	3,296
Microchip Technology, Inc. (Semiconductors)	297	8,631
Micron Technology, Inc.* (Semiconductors)	1,404	14,826
Microsoft Corp. (Software)	12,825	391,034
Millipore Corp.* (Biotechnology)	90	6,512
Molex, Inc. (Electrical Components & Equipment)	225	4,849
Molson Coors Brewing Co.—Class B (Beverages)	261	11,787
Monsanto Co. (Agriculture)	900	73,575
Monster Worldwide, Inc.* (Internet)	207	3,602
Moody’s Corp. (Commercial Services)	324	8,683
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,250	66,600
Motorola, Inc.* (Telecommunications)	3,834	29,752
Murphy Oil Corp. (Oil & Gas)	315	17,073
Mylan Laboratories, Inc.* (Pharmaceuticals)	504	9,289
Nabors Industries, Ltd.* (Oil & Gas)	468	10,245
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	243	4,816
National Semiconductor Corp. (Semiconductors)	387	5,944
National-Oilwell Varco, Inc. (Oil & Gas Services)	693	30,554
NetApp, Inc.* (Computers)	558	19,190
Newell Rubbermaid, Inc. (Housewares)	459	6,890
Newmont Mining Corp. (Mining)	810	38,321
News Corp.—Class A (Media)	3,735	51,132
Nicor, Inc. (Gas)	72	3,031
NIKE, Inc.—Class B (Apparel)	639	42,219
NiSource, Inc. (Electric)	450	6,921
Noble Energy, Inc. (Oil & Gas)	288	20,511
Nordstrom, Inc. (Retail)	270	10,147
Norfolk Southern Corp. (Transportation)	603	31,609
Northeast Utilities System (Electric)	288	7,428

See accompanying notes to the financial statements.

128

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares	Value

Northern Trust Corp. (Banks)	396	$20,750
Northrop Grumman Corp. (Aerospace/Defense)	513	28,651
Novell, Inc.* (Software)	576	2,390
Novellus Systems, Inc.* (Semiconductors)	153	3,571
Nucor Corp. (Iron/Steel)	522	24,351
NVIDIA Corp.* (Semiconductors)	918	17,148
NYSE Euronext (Diversified Financial Services)	423	10,702
O’Reilly Automotive, Inc.* (Retail)	225	8,577
Occidental Petroleum Corp. (Oil & Gas)	1,341	109,090
Office Depot, Inc.* (Retail)	450	2,903
Omnicom Group, Inc. (Advertising)	513	20,084
Oracle Corp. (Software)	6,489	159,240
Owens-Illinois, Inc.* (Packaging & Containers)	279	9,171
PACCAR, Inc. (Auto Manufacturers)	603	21,871
Pactiv Corp.* (Packaging & Containers)	216	5,214
Pall Corp. (Miscellaneous Manufacturing)	189	6,842
Parker Hannifin Corp. (Miscellaneous Manufacturing)	261	14,063
Patterson Cos., Inc.* (Healthcare-Products)	153	4,281
Paychex, Inc. (Commercial Services)	531	16,270
Peabody Energy Corp. (Coal)	441	19,938
People’s United Financial, Inc. (Banks)	576	9,619
Pepco Holdings, Inc. (Electric)	360	6,066
PepsiCo, Inc. (Beverages)	2,592	157,594
PerkinElmer, Inc. (Electronics)	189	3,892
Pfizer, Inc. (Pharmaceuticals)	13,401	243,764
PG&E Corp. (Electric)	612	27,326
Philip Morris International, Inc. (Commercial Services)	3,159	152,232
Pinnacle West Capital Corp. (Electric)	162	5,926
Pioneer Natural Resources Co. (Oil & Gas)	189	9,104
Pitney Bowes, Inc. (Office/Business Equipment)	342	7,784
Plum Creek Timber Co., Inc. (Forest Products & Paper)	270	10,195
PNC Financial Services Group (Banks)	765	40,384
Polo Ralph Lauren Corp. (Apparel)	90	7,288
PPG Industries, Inc. (Chemicals)	270	15,806
PPL Corp. (Electric)	621	20,065
Praxair, Inc. (Chemicals)	504	40,476
Precision Castparts Corp. (Metal Fabricate/Hardware)	225	24,829
Priceline.com, Inc.* (Internet)	72	15,732
Principal Financial Group, Inc. (Insurance)	522	12,549
Procter & Gamble Co. (Cosmetics/Personal Care)	4,851	294,116
Progress Energy, Inc. (Electric)	459	18,824
Progressive Corp.* (Insurance)	1,116	20,077
ProLogis (REIT)	783	10,719
Prudential Financial, Inc. (Insurance)	765	38,066
Public Service Enterprise Group, Inc. (Electric)	837	27,830
Public Storage, Inc. (REIT)	225	18,326
Pulte Homes, Inc.* (Home Builders)	522	5,220
QLogic Corp.* (Semiconductors)	189	3,566
Qualcomm, Inc. (Telecommunications)	2,772	128,233
Quanta Services, Inc.* (Commercial Services)	342	7,127
Quest Diagnostics, Inc. (Healthcare-Services)	252	15,216
Questar Corp. (Pipelines)	288	11,972
Qwest Communications International, Inc. (Telecommunications)	2,466	10,382
R.R. Donnelley & Sons Co. (Commercial Services)	333	7,416
RadioShack Corp. (Retail)	207	4,037
Range Resources Corp. (Oil & Gas)	261	13,011
Raytheon Co. (Aerospace/Defense)	630	32,458
Red Hat, Inc.* (Software)	306	9,455
Regions Financial Corp. (Banks)	1,971	10,427
Republic Services, Inc. (Environmental Control)	531	15,033
Reynolds American, Inc. (Agriculture)	279	14,779
Robert Half International, Inc. (Commercial Services)	243	6,495
Rockwell Automation, Inc. (Machinery-Diversified)	234	10,993
Rockwell Collins, Inc. (Aerospace/Defense)	261	14,449
Roper Industries, Inc. (Miscellaneous Manufacturing)	153	8,013
Ross Stores, Inc. (Retail)	207	8,841
Rowan Cos., Inc.* (Oil & Gas)	180	4,075
Ryder System, Inc. (Transportation)	90	3,705
Safeway, Inc. (Food)	675	14,371
SAIC, Inc.* (Commercial Services)	504	9,546
Salesforce.com, Inc.* (Software)	180	13,279
SanDisk Corp.* (Computers)	378	10,958
Sara Lee Corp. (Food)	1,152	14,031
SCANA Corp. (Electric)	180	6,782
Schlumberger, Ltd. (Oil & Gas Services)	1,989	129,464
Scripps Networks Interactive—Class A (Entertainment)	144	5,976
Sealed Air Corp. (Packaging & Containers)	261	5,705
Sears Holdings Corp.* (Retail)	72	6,008
Sempra Energy (Gas)	405	22,672
Sherwin-Williams Co. (Chemicals)	153	9,432
Sigma-Aldrich Corp. (Chemicals)	198	10,005
Simon Property Group, Inc. (REIT)	469	37,426
SLM Corp.* (Diversified Financial Services)	783	8,824
Smith International, Inc. (Oil & Gas Services)	405	11,004
Snap-on, Inc. (Hand/Machine Tools)	90	3,803
Southern Co. (Electric)	1,323	44,082
Southwest Airlines Co. (Airlines)	1,224	13,990
Southwestern Energy Co.* (Oil & Gas)	567	27,329
Spectra Energy Corp. (Pipelines)	1,071	21,966
Sprint Nextel Corp.* (Telecommunications)	4,932	18,051
St. Jude Medical, Inc.* (Healthcare-Products)	549	20,192
Staples, Inc. (Retail)	1,197	29,434
Starbucks Corp.* (Retail)	1,233	28,433
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	306	11,190
State Street Corp. (Banks)	819	35,659
Stericycle, Inc.* (Environmental Control)	135	7,448
Stryker Corp. (Healthcare-Products)	468	23,573
Sun Microsystems, Inc.* (Computers)	1,251	11,722
Sunoco, Inc. (Oil & Gas)	189	4,933
SunTrust Banks, Inc. (Banks)	828	16,800
SuperValu, Inc. (Food)	351	4,461
Symantec Corp.* (Internet)	1,341	23,990
Sysco Corp. (Food)	981	27,409
T. Rowe Price Group, Inc. (Diversified Financial Services)	423	22,525
Target Corp. (Retail)	1,242	60,076
TECO Energy, Inc. (Electric)	351	5,693
Tellabs, Inc.* (Telecommunications)	639	3,630
Tenet Healthcare Corp.* (Healthcare-Services)	711	3,832
Teradata Corp.* (Computers)	279	8,769
Teradyne, Inc.* (Semiconductors)	288	3,090
Tesoro Petroleum Corp. (Oil & Gas)	225	3,049
Texas Instruments, Inc. (Semiconductors)	2,079	54,179
Textron, Inc. (Miscellaneous Manufacturing)	450	8,465
The AES Corp.* (Electric)	1,107	14,734
The Charles Schwab Corp. (Diversified Financial Services)	1,575	29,642
The Dow Chemical Co. (Chemicals)	1,899	52,469
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	189	9,140
The Gap, Inc. (Retail)	783	16,404
The Goldman Sachs Group, Inc. (Diversified Financial Services)	846	142,839
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	396	5,584
The Hershey Co. (Food)	270	9,663
The New York Times Co.—Class A* (Media)	189	2,336

See accompanying notes to the financial statements.

129

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares	Value

The Pepsi Bottling Group, Inc. (Beverages)	234	$8,775
The Stanley Works (Hand/Machine Tools)	126	6,490
The Travelers Cos., Inc. (Insurance)	900	44,874
The Williams Cos., Inc. (Pipelines)	963	20,300
Thermo Fisher Scientific, Inc.* (Electronics)	675	32,191
Tiffany & Co. (Retail)	198	8,514
Time Warner Cable, Inc. (Media)	585	24,213
Time Warner, Inc. (Media)	1,935	56,386
Titanium Metals Corp.* (Mining)	135	1,690
TJX Cos., Inc. (Retail)	693	25,329
Torchmark Corp. (Insurance)	135	5,933
Total System Services, Inc. (Software)	324	5,595
Tyson Foods, Inc.—Class A (Food)	504	6,184
U.S. Bancorp (Banks)	3,168	71,312
Union Pacific Corp. (Transportation)	837	53,484
United Parcel Service, Inc.—Class B (Transportation)	1,647	94,488
United States Steel Corp. (Iron/Steel)	234	12,898
United Technologies Corp. (Aerospace/Defense)	1,557	108,071
UnitedHealth Group, Inc. (Healthcare-Services)	1,926	58,704
UnumProvident Corp. (Insurance)	549	10,716
V.F. Corp. (Apparel)	144	10,547
Valero Energy Corp. (Oil & Gas)	936	15,678
Varian Medical Systems, Inc.* (Healthcare-Products)	198	9,276
Ventas, Inc. (REIT)	252	11,022
VeriSign, Inc.* (Internet)	315	7,636
Verizon Communications, Inc. (Telecommunications)	4,716	156,241
Viacom, Inc.—Class B* (Media)	1,008	29,968
Visa, Inc.—Class A (Commercial Services)	738	64,545
Vornado Realty Trust (REIT)	252	17,625
Vulcan Materials Co. (Building Materials)	207	10,903
W.W. Grainger, Inc. (Distribution/Wholesale)	99	9,586
Wal-Mart Stores, Inc. (Retail)	3,537	189,053
Walgreen Co. (Retail)	1,638	60,147
Walt Disney Co. (Media)	3,168	102,168
Washington Post Co.—Class B (Media)	9	3,956
Waste Management, Inc. (Environmental Control)	810	27,386
Waters Corp.* (Electronics)	153	9,480
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	171	6,773
WellPoint, Inc.* (Healthcare-Services)	756	44,067
Wells Fargo & Co. (Banks)	8,487	229,064
Western Digital Corp.* (Computers)	369	16,291
Western Union Co. (Commercial Services)	1,143	21,546
Weyerhaeuser Co. (Forest Products & Paper)	351	15,142
Whirlpool Corp. (Home Furnishings)	117	9,437
Whole Foods Market, Inc.* (Food)	225	6,176
Windstream Corp. (Telecommunications)	720	7,913
Wisconsin Energy Corp. (Electric)	189	9,418
Wyndham Worldwide Corp. (Lodging)	288	5,809
Wynn Resorts, Ltd. (Lodging)	108	6,289
Xcel Energy, Inc. (Electric)	756	16,050
Xerox Corp. (Office/Business Equipment)	1,440	12,182
Xilinx, Inc. (Semiconductors)	459	11,503
XL Capital, Ltd.—Class A (Insurance)	567	10,393
XTO Energy, Inc. (Oil & Gas)	963	44,808
Yahoo!, Inc.* (Internet)	1,971	33,073
YUM! Brands, Inc. (Retail)	774	27,067
Zimmer Holdings, Inc.* (Healthcare-Products)	351	20,748
Zions Bancorp (Banks)	225	2,887

TOTAL COMMON STOCKS
(Cost $13,206,680)		16,400,940

Repurchase Agreements (37.3%)
	Principal Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,567,000 (Collateralized by $1,600,500 U.S. Treasury Notes, 1.00%, 12/31/11, market value $1,598,489)	$1,567,000	1,567,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $750,000 (Collateralized by $766,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $765,887)	750,000	750,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,289,000 (Collateralized by $7,435,000 of various U.S. Government Agency Obligations, 2.65%–3.63%, 9/16/11–11/18/13, market value $7,438,786)	7,289,000	7,289,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $218,000 (Collateralized by $223,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $223,836)	218,000	218,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $380,000 (Collateralized by $373,200 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $387,682)	380,000	380,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,204,000)		10,204,000

TOTAL INVESTMENT SECURITIES
(Cost $23,410,680)—97.2%		26,604,940
Net other assets (liabilities)—2.8%		768,276

NET ASSETS—100.0%		$27,373,216

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $4,830,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $7,437,000)	134	$60,417

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,920,269	$(21,370)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	28,916,882	(332,543)

See accompanying notes to the financial statements.

130

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

ProFund VP UltraBull invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$25,995	0.1%
Aerospace/Defense	361,638	1.5%
Agriculture	210,033	0.9%
Airlines	13,990	0.1%
Apparel	79,123	0.3%
Auto Manufacturers	76,771	0.3%
Auto Parts & Equipment	35,739	0.1%
Banks	821,105	2.9%
Beverages	434,793	1.5%
Biotechnology	205,038	0.9%
Building Materials	19,106	NM
Chemicals	255,917	0.9%
Coal	40,400	0.2%
Commercial Services	365,151	1.3%
Computers	1,019,188	3.8%
Cosmetics/Personal Care	392,650	1.5%
Distribution/Wholesale	28,488	NM
Diversified Financial Services	925,207	3.4%
Electric	559,300	1.9%
Electrical Components & Equipment	57,758	0.2%
Electronics	89,781	0.3%
Energy-Alternate Sources	9,749	NM
Engineering & Construction	20,824	0.1%
Entertainment	15,098	NM
Environmental Control	49,867	0.2%
Food	310,023	1.1%
Forest Products & Paper	52,366	0.2%
Gas	25,703	0.1%
Hand/Machine Tools	16,711	NM
Healthcare-Products	612,631	2.3%
Healthcare-Services	185,104	0.8%
Holding Companies-Diversified	7,494	NM
Home Builders	13,542	NM
Home Furnishings	13,247	NM
Household Products/Wares	74,369	0.3%
Housewares	6,890	NM
Insurance	401,194	1.6%
Internet	473,700	1.7%
Iron/Steel	58,300	0.2%
Leisure Time	32,569	0.1%
Lodging	34,570	NM
Machinery-Construction & Mining	58,472	0.2%
Machinery-Diversified	72,743	0.2%
Media	443,385	1.7%
Metal Fabricate/Hardware	24,829	0.1%
Mining	123,066	0.4%
Miscellaneous Manufacturing	565,910	2.2%
Office/Business Equipment	19,966	0.1%
Oil & Gas	1,527,164	5.6%
Oil & Gas Services	274,163	1.0%
Packaging & Containers	33,070	NM
Pharmaceuticals	988,372	3.7%
Pipelines	65,651	0.3%
REIT	184,432	0.7%
Real Estate	5,984	NM
Retail	989,008	3.3%
Savings & Loans	10,751	NM
Semiconductors	430,680	1.4%
Software	802,718	3.1%
Telecommunications	997,442	3.6%
Textiles	5,627	NM
Toys/Games/Hobbies	18,216	0.1%
Transportation	328,169	1.4%
Other**	10,972,276	40.1%

Total	$27,373,216	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$16,400,940	$–	$16,400,940
Repurchase Agreements	–	10,204,000	10,204,000

Total Investment Securities	16,400,940	10,204,000	26,604,940

Other Financial Instruments^	60,417	(353,913)	(293,496)

Total Investments	$16,461,357	$9,850,087	$26,311,444

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

131

PROFUNDS VP
ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$23,410,680

Securities, at value	16,400,940
Repurchase agreements, at value	10,204,000

Total Investment Securities, at value	26,604,940
Cash	553
Segregated cash balances with brokers for futures contracts	603,084
Dividends receivable	19,706
Receivable for capital shares issued	1,180,832
Prepaid expenses	49

Total Assets	28,409,164

Liabilities:
Payable for investments purchased	2,323
Payable for capital shares redeemed	554,139
Unrealized loss on swap agreements	353,913
Variation margin on futures contracts	65,472
Advisory fees payable	17,400
Management services fees payable	2,320
Administration fees payable	943
Administrative services fees payable	8,655
Distribution fees payable	10,233
Trustee fees payable	74
Transfer agency fees payable	2,729
Fund accounting fees payable	1,887
Compliance services fees payable	357
Other accrued expenses	15,503

Total Liabilities	1,035,948

Net Assets	$27,373,216

Net Assets consist of:
Capital	$57,024,516
Accumulated net realized gains (losses) on investments	(32,552,064)
Net unrealized appreciation (depreciation) on investments	2,900,764

Net Assets	$27,373,216

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,849,494

Net Asset Value (offering and redemption price per share)	$9.61

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$306,466
Interest	6,272

Total Investment Income	312,738

Expenses:
Advisory fees	161,493
Management services fees	21,532
Administration fees	8,901
Transfer agency fees	13,515
Administrative services fees	61,908
Distribution fees	53,831
Custody fees	16,468
Fund accounting fees	21,440
Trustee fees	208
Other fees	23,601

Total Gross Expenses before reductions	382,897
Less Expenses reduced by the Advisor	(24,412)

Total Net Expenses	358,485

Net Investment Income (Loss)	(45,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(33,671)
Net realized gains (losses) on futures contracts	1,439,092
Net realized gains (losses) on swap agreements	4,543,925
Change in net unrealized appreciation/depreciation on investments	(511,542)

Net Realized and Unrealized Gains (Losses) on Investments	5,437,804

Change in Net Assets Resulting from Operations	$5,392,057

See accompanying notes to the financial statements.

132

PROFUNDS VP
ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(45,747)	$225,919
Net realized gains (losses) on investments	5,949,346	(15,320,833)
Change in net unrealized appreciation/depreciation on investments	(511,542)	(12,070,133)

Change in net assets resulting from operations	5,392,057	(27,165,047)

Distributions to Shareholders From:
Net investment income	(225,919)	(570,814)

Change in net assets resulting from distributions	(225,919)	(570,814)

Capital Transactions:
Proceeds from shares issued	456,658,409	428,601,582
Dividends reinvested	225,919	518,128
Value of shares redeemed	(486,960,323)	(411,011,467)

Change in net assets resulting from capital transactions	(30,075,995)	18,108,243

Change in net assets	(24,909,857)	(9,627,618)
Net Assets:
Beginning of period	52,283,073	61,910,691

End of period	$27,373,216	$52,283,073

Accumulated net investment income (loss)	$—	$225,919

Share Transactions:
Issued	59,607,711	35,377,210
Reinvested	25,702	36,851
Redeemed	(64,564,429)	(30,576,396)

Change in shares	(4,931,016)	4,837,665

See accompanying notes to the financial statements.

133

PROFUNDS VP
ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$6.72	$21.04	$23.84	$20.65	$22.84

Investment Activities:
Net investment income (loss)(a)	(0.02)	0.09	0.21	0.16	0.05
Net realized and unrealized gains (losses) on investments	3.01	(14.12)	0.12	4.40	0.49

Total income (loss) from investment activities	2.99	(14.03)	0.33	4.56	0.54

Distributions to Shareholders From:
Net investment income	(0.10)	(0.29)	(0.18)	(0.09)	(0.02)
Net realized gains on investments	—	—	(2.95)	(1.28)	(2.71)

Total distributions	(0.10)	(0.29)	(3.13)	(1.37)	(2.73)

Net Asset Value, End of Period	$9.61	$6.72	$21.04	$23.84	$20.65

Total Return	44.64%	(67.40)%	0.85%	23.06%	2.61%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.81%	1.68%	1.75%	1.88%
Net expenses	1.66%	1.63%	1.63%	1.72%	1.88%
Net investment income (loss)	(0.21)%	0.67%	0.88%	0.74%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$27,373	$52,283	$61,911	$70,430	$51,738
Portfolio turnover rate(b)	629%	909%	916%	1,411%	681%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

134

ProFund VP UltraMid-Cap

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2009, the Fund had a total return of 65.79%, compared to a total return of 37.37%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Cree Research Inc (+252.55%), Carmax Inc (+207.74%), and Newfield Exploration Co (+144.20%), while the bottom three performers in this group were Everest Re Group Ltd (+12.53%), New York Community Bancorp (+21.32%), and Vertex Pharmaceuticals Inc (+41.05%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraMid-Cap	5/1/2002	65.79%	–5.71%	–0.88%	1.75%	1.68%

S&P MidCap 400 Index	5/1/2002	37.37%	3.26%	5.31%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

135

PROFUNDS VP
ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:   The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.
Market Exposure

Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	21%
Swap Agreements	108%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Vertex Pharmaceuticals, Inc.	0.7%
Newfield Exploration Co.	0.5%
New York Community Bancorp	0.5%
Cree Research, Inc.	0.5%
NVR, Inc.	0.5%

S&P MidCap 400 Index - Composition

% of Index

Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks (71.0%)
	Shares	Value

3Com Corp.* (Telecommunications)	9,850	$73,875
99 Cents Only Stores* (Retail)	985	12,874
Aaron’s, Inc. (Commercial Services)	1,182	32,777
ACI Worldwide, Inc.* (Software)	788	13,514
Acxiom Corp.* (Software)	1,970	26,437
ADC Telecommunications, Inc.* (Telecommunications)	2,364	14,680
ADTRAN, Inc. (Telecommunications)	1,379	31,096
Advance Auto Parts, Inc. (Retail)	2,364	95,695
Advent Software, Inc.* (Software)	394	16,048
Aecom Technology Corp.* (Engineering & Construction)	2,758	75,845
Aeropostale, Inc.* (Retail)	1,576	53,663
Affiliated Managers Group, Inc.* (Diversified Financial Services)	985	66,340
Affymetrix, Inc.* (Biotechnology)	1,773	10,354
AGCO Corp.* (Machinery-Diversified)	2,167	70,081
AGL Resources, Inc. (Gas)	1,773	64,661
AirTran Holdings, Inc.* (Airlines)	3,349	17,482
Alaska Air Group, Inc.* (Airlines)	788	27,233
Albemarle Corp. (Chemicals)	2,167	78,814
Alberto-Culver Co. (Cosmetics/Personal Care)	1,970	57,701
Alexander & Baldwin, Inc. (Transportation)	985	33,717
Alexandria Real Estate Equities, Inc. (REIT)	985	63,326
Alliance Data Systems Corp.* (Commercial Services)	1,182	76,345
Alliant Energy Corp. (Electric)	2,758	83,457
Alliant Techsystems, Inc.* (Aerospace/Defense)	788	69,557
AMB Property Corp. (REIT)	3,546	90,600
American Eagle Outfitters, Inc. (Retail)	5,122	86,972
American Financial Group, Inc. (Insurance)	1,970	49,151
American Greetings Corp.—Class A (Household Products/Wares)	985	21,463
AmeriCredit Corp.* (Diversified Financial Services)	2,364	45,011
Ametek, Inc. (Electrical Components & Equipment)	2,561	97,933
AnnTaylor Stores Corp.* (Retail)	1,379	18,810
ANSYS, Inc.* (Software)	2,167	94,178
AOL, Inc.* (Internet)	2,561	59,620
Apollo Investment Corp. (Investment Companies)	4,334	41,303
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,576	56,326
Aqua America, Inc. (Water)	3,349	58,641
Arch Coal, Inc. (Coal)	3,940	87,665
Arrow Electronics, Inc.* (Electronics)	2,955	87,498
Arthur J. Gallagher & Co. (Insurance)	2,561	57,648
Ashland, Inc. (Chemicals)	1,773	70,246
Associated Banc-Corp (Banks)	3,152	34,704
Astoria Financial Corp. (Savings & Loans)	1,970	24,487
Atmel Corp.* (Semiconductors)	11,426	52,674
Atmos Energy Corp. (Gas)	2,167	63,710
Atwood Oceanics, Inc.* (Oil & Gas)	1,379	49,437
Avnet, Inc.* (Electronics)	3,743	112,889
BancorpSouth, Inc. (Banks)	1,773	41,595
Bank of Hawaii Corp. (Banks)	1,182	55,625
Barnes & Noble, Inc. (Retail)	985	18,784
BE Aerospace, Inc.* (Aerospace/Defense)	2,364	55,554
Beckman Coulter, Inc. (Healthcare-Products)	1,576	103,133
Bill Barrett Corp.* (Oil & Gas)	788	24,515
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	394	38,005
BJ’s Wholesale Club, Inc.* (Retail)	1,379	45,107
Black Hills Corp. (Electric)	788	20,984
Bob Evans Farms, Inc. (Retail)	591	17,109
BorgWarner, Inc. (Auto Parts & Equipment)	2,758	91,621
Boyd Gaming Corp.* (Lodging)	1,379	11,542
BRE Properties, Inc.—Class A (REIT)	1,182	39,101
Brink’s Home Security Holdings, Inc.* (Commercial Services)	985	32,150
Brinker International, Inc. (Retail)	2,561	38,210
Broadridge Financial Solutions, Inc. (Software)	3,349	75,553
Brown & Brown, Inc. (Insurance)	2,955	53,101
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,773	99,944
Cabot Corp. (Chemicals)	1,576	41,338
Cadence Design Systems, Inc.* (Computers)	6,698	40,121
Camden Property Trust (REIT)	1,576	66,775
Career Education Corp.* (Commercial Services)	1,576	36,737
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,379	47,245
Carmax, Inc.* (Retail)	5,516	133,763
Carpenter Technology Corp. (Iron/Steel)	985	26,546
Cathay Bancorp, Inc. (Banks)	1,379	10,411
Cerner Corp.* (Software)	1,576	129,925
Charles River Laboratories International, Inc.* (Biotechnology)	1,576	53,095
Cheesecake Factory, Inc.* (Retail)	1,379	29,773
Chico’s FAS, Inc.* (Retail)	4,334	60,893
Chipotle Mexican Grill, Inc.—Class A* (Retail)	788	69,470
Church & Dwight, Inc. (Household Products/Wares)	1,773	107,178

See accompanying notes to the financial statements.

136

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Ciena Corp.* (Telecommunications)	2,167	$23,490
Cimarex Energy Co. (Oil & Gas)	1,970	104,351
Cincinnati Bell, Inc.* (Telecommunications)	5,122	17,671
City National Corp. (Banks)	985	44,916
Clean Harbors, Inc.* (Environmental Control)	394	23,486
Cleco Corp. (Electric)	1,379	37,688
Coldwater Creek, Inc.* (Retail)	1,379	6,150
Collective Brands, Inc.* (Retail)	1,576	35,886
Commerce Bancshares, Inc. (Banks)	1,773	68,651
Commercial Metals Co. (Metal Fabricate/Hardware)	2,758	43,163
Commscope, Inc.* (Telecommunications)	2,364	62,717
Community Health Systems, Inc.* (Healthcare-Services)	2,167	77,145
Comstock Resources, Inc.* (Oil & Gas)	985	39,961
Con-way, Inc. (Transportation)	1,182	41,264
Convergys Corp.* (Commercial Services)	2,955	31,766
Copart, Inc.* (Retail)	1,576	57,729
Corinthian Colleges, Inc.* (Commercial Services)	2,167	29,840
Corn Products International, Inc. (Food)	1,773	51,825
Corporate Office Properties Trust (REIT)	1,379	50,513
Corrections Corp. of America* (Commercial Services)	2,758	67,709
Cousins Properties, Inc. (REIT)	2,364	18,037
Covance, Inc.* (Healthcare-Services)	1,576	86,002
Crane Co. (Miscellaneous Manufacturing)	1,182	36,193
Cree Research, Inc.* (Semiconductors)	2,561	144,364
Cullen/Frost Bankers, Inc. (Banks)	1,379	68,950
Cytec Industries, Inc. (Chemicals)	1,182	43,048
Deluxe Corp. (Commercial Services)	1,182	17,482
Dick’s Sporting Goods, Inc.* (Retail)	2,167	53,893
Diebold, Inc. (Computers)	1,576	44,837
Digital River, Inc.* (Internet)	788	21,268
Dollar Tree, Inc.* (Retail)	2,167	104,666
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,773	75,423
DPL, Inc. (Electric)	2,955	81,558
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,773	70,831
DST Systems, Inc.* (Computers)	985	42,897
Duke-Weeks Realty Corp. (REIT)	5,516	67,130
Dynegy, Inc.—Class A* (Electric)	12,608	22,820
Eaton Vance Corp. (Diversified Financial Services)	2,955	89,862
Edwards Lifesciences Corp.* (Healthcare-Products)	1,379	119,766
Encore Acquisition Co.* (Oil & Gas)	1,379	66,220
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,955	60,607
Energen Corp. (Gas)	1,773	82,976
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,576	96,577
Equinix, Inc.* (Internet)	985	104,558
Equity One, Inc. (REIT)	788	12,742
Essex Property Trust, Inc. (REIT)	591	49,437
Everest Re Group, Ltd. (Insurance)	1,379	118,153
Exterran Holdings, Inc.* (Oil & Gas Services)	1,576	33,805
F5 Networks, Inc.* (Internet)	1,970	104,371
FactSet Research Systems, Inc. (Computers)	985	64,882
Fair Isaac Corp. (Software)	1,182	25,188
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,955	29,520
Federal Realty Investment Trust (REIT)	1,379	93,386
Federal Signal Corp. (Miscellaneous Manufacturing)	1,182	7,116
Fidelity National Title Group, Inc.—Class A (Insurance)	5,713	76,897
First American Financial Corp. (Insurance)	2,364	78,272
First Niagara Financial Group, Inc. (Savings & Loans)	4,728	65,766
FirstMerit Corp. (Banks)	2,167	43,643
Flowers Foods, Inc. (Food)	1,773	42,126
Foot Locker, Inc. (Retail)	3,940	43,892
Forest Oil Corp.* (Oil & Gas)	2,758	61,365
Fossil, Inc.* (Household Products/Wares)	1,182	39,668
Frontier Oil Corp. (Oil & Gas)	2,561	30,834
FTI Consulting, Inc.* (Commercial Services)	1,182	55,743
Fulton Financial Corp. (Banks)	4,334	37,792
Gartner Group, Inc.* (Commercial Services)	1,379	24,877
GATX Corp. (Trucking & Leasing)	985	28,319
Gen-Probe, Inc.* (Healthcare-Products)	1,182	50,708
Gentex Corp. (Electronics)	3,349	59,780
Global Payments, Inc. (Software)	1,970	106,104
Graco, Inc. (Machinery-Diversified)	1,379	39,398
Granite Construction, Inc. (Engineering & Construction)	788	26,524
Great Plains Energy, Inc. (Electric)	3,349	64,937
Green Mountain Coffee Roasters, Inc.* (Beverages)	788	64,198
Greif, Inc.—Class A (Packaging & Containers)	788	42,536
GUESS?, Inc. (Apparel)	1,379	58,332
Hanesbrands, Inc.* (Apparel)	2,364	56,996
Hanover Insurance Group, Inc. (Insurance)	1,182	52,516
Hansen Natural Corp.* (Beverages)	1,773	68,083
Harsco Corp. (Miscellaneous Manufacturing)	1,970	63,493
Harte-Hanks, Inc. (Advertising)	788	8,495
Hawaiian Electric Industries, Inc. (Electric)	2,167	45,290
HCC Insurance Holdings, Inc. (Insurance)	2,758	77,141
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,107	44,398
Health Net, Inc.* (Healthcare-Services)	2,561	59,646
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,167	25,462
Helmerich & Payne, Inc. (Oil & Gas)	2,561	102,133
Henry Schein, Inc.* (Healthcare-Products)	2,167	113,984
Herman Miller, Inc. (Office Furnishings)	1,379	22,036
Hewitt Associates, Inc.* (Commercial Services)	1,970	83,252
Highwoods Properties, Inc. (REIT)	1,773	59,130
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,576	37,808
HNI Corp. (Office Furnishings)	985	27,216
Hologic, Inc.* (Healthcare-Products)	6,501	94,264
Horace Mann Educators Corp. (Insurance)	985	12,313
Hospitality Properties Trust (REIT)	2,955	70,063
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,379	65,227
IDACORP, Inc. (Electric)	1,182	37,765
IDEX Corp. (Machinery-Diversified)	1,970	61,365
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,379	73,694
Immucor, Inc.* (Healthcare-Products)	1,773	35,886
Informatica Corp.* (Software)	2,167	56,039
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,137	72,191
Integrated Device Technology, Inc.* (Semiconductors)	4,137	26,766
International Bancshares Corp. (Banks)	1,182	22,375
International Rectifier Corp.* (Semiconductors)	1,773	39,219
International Speedway Corp. (Entertainment)	591	16,814
Intersil Corp.—Class A (Semiconductors)	2,955	45,330
Itron, Inc.* (Electronics)	985	66,556
ITT Educational Services, Inc.* (Commercial Services)	591	56,712
J. Crew Group, Inc.* (Retail)	1,379	61,696
J.B. Hunt Transport Services, Inc. (Transportation)	2,167	69,929
Jack Henry & Associates, Inc. (Computers)	1,970	45,546
Jefferies Group, Inc.* (Diversified Financial Services)	2,955	70,122
JetBlue Airways Corp.* (Airlines)	5,122	27,915
John Wiley & Sons, Inc. (Media)	985	41,252
Jones Lang LaSalle, Inc. (Real Estate)	985	59,494
Joy Global, Inc. (Machinery—Construction & Mining)	2,561	132,122
Kansas City Southern Industries, Inc.* (Transportation)	2,364	78,698
KB Home (Home Builders)	1,773	24,255

See accompanying notes to the financial statements.

137

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

KBR, Inc. (Engineering & Construction)	3,940	$74,860
Kennametal, Inc. (Hand/Machine Tools)	1,970	51,062
Kindred Healthcare, Inc.* (Healthcare-Services)	985	18,183
Kinetic Concepts, Inc.* (Healthcare-Products)	1,379	51,919
Kirby Corp.* (Transportation)	1,182	41,169
Korn/Ferry International* (Commercial Services)	985	16,253
Lam Research Corp.* (Semiconductors)	3,152	123,590
Lamar Advertising Co.* (Advertising)	1,182	36,748
Lancaster Colony Corp. (Miscellaneous Manufacturing)	394	19,582
Landstar System, Inc. (Transportation)	1,182	45,826
Lender Processing Services, Inc. (Diversified Financial Services)	2,364	96,120
Lennox International, Inc. (Building Materials)	1,182	46,145
Liberty Property Trust (REIT)	2,758	88,284
Life Time Fitness, Inc.* (Leisure Time)	985	24,556
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,379	44,831
Lincare Holdings, Inc.* (Healthcare-Services)	1,576	58,501
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	985	52,658
LKQ Corp.* (Distribution/Wholesale)	3,546	69,466
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,955	20,626
Lubrizol Corp. (Chemicals)	1,576	114,969
M.D.C. Holdings, Inc. (Home Builders)	788	24,460
Mack-Cali Realty Corp. (REIT)	1,970	68,103
Manpower, Inc. (Commercial Services)	1,970	107,523
ManTech International Corp.—Class A* (Software)	394	19,022
Mariner Energy, Inc.* (Oil & Gas)	2,561	29,733
Martin Marietta Materials (Building Materials)	985	88,069
Masimo Corp.* (Healthcare-Products)	1,182	35,956
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	591	20,939
MDU Resources Group, Inc. (Electric)	4,728	111,581
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,379	37,302
Mentor Graphics Corp.* (Computers)	2,364	20,874
Mercury General Corp. (Insurance)	788	30,937
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	788	82,732
Micros Systems, Inc.* (Computers)	1,970	61,129
Mine Safety Appliances Co. (Environmental Control)	591	15,679
Minerals Technologies, Inc. (Chemicals)	394	21,461
Mohawk Industries, Inc.* (Textiles)	1,379	65,640
MPS Group, Inc.* (Commercial Services)	2,167	29,775
MSC Industrial Direct Co.—Class A (Retail)	985	46,295
MSCI, Inc.—Class A* (Software)	2,561	81,440
National Fuel Gas Co. (Pipelines)	1,970	98,500
National Instruments Corp. (Computers)	1,379	40,612
Nationwide Health Properties, Inc. (REIT)	2,758	97,026
Navigant Consulting Co.* (Commercial Services)	1,182	17,565
NBTY, Inc.* (Pharmaceuticals)	1,379	60,042
NCR Corp.* (Computers)	3,940	43,852
Netflix, Inc.* (Internet)	985	54,313
NeuStar, Inc.* (Telecommunications)	1,773	40,850
New York Community Bancorp (Savings & Loans)	10,441	151,499
NewAlliance Bancshares, Inc. (Savings & Loans)	2,561	30,758
Newfield Exploration Co.* (Oil & Gas)	3,349	161,522
Nordson Corp. (Machinery-Diversified)	788	48,210
NSTAR (Electric)	2,561	94,245
NV Energy, Inc. (Electric)	5,910	73,166
NVR, Inc.* (Home Builders)	197	140,010
Oceaneering International, Inc.* (Oil & Gas Services)	1,379	80,699
OGE Energy Corp. (Electric)	2,364	87,232
Old Republic International Corp. (Insurance)	5,910	59,336
Olin Corp. (Chemicals)	1,970	34,514
OMEGA Healthcare Investors, Inc. (REIT)	1,970	38,317
Omnicare, Inc. (Pharmaceuticals)	2,955	71,481
ONEOK, Inc. (Gas)	2,561	114,144
Oshkosh Truck Corp. (Auto Manufacturers)	2,167	80,244
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,379	42,790
Overseas Shipholding Group, Inc. (Transportation)	591	25,974
Owens & Minor, Inc. (Distribution/Wholesale)	985	42,286
Packaging Corp. of America (Packaging & Containers)	2,561	58,929
PacWest Bancorp (Banks)	591	11,909
Palm, Inc.* (Computers)	4,137	41,535
Panera Bread Co.—Class A* (Retail)	788	52,772
Parametric Technology Corp.* (Software)	2,955	48,285
Patriot Coal Corp.* (Coal)	1,773	27,411
Patterson-UTI Energy, Inc. (Oil & Gas)	3,743	57,455
Pentair, Inc. (Miscellaneous Manufacturing)	2,364	76,357
PepsiAmericas, Inc. (Beverages)	1,379	40,350
Perrigo Co. (Pharmaceuticals)	1,970	78,485
PetSmart, Inc. (Retail)	2,955	78,869
Pharmaceutical Product Development, Inc. (Commercial Services)	2,955	69,265
Phillips-Van Heusen Corp. (Apparel)	1,182	48,084
Plains Exploration & Production Co.* (Oil & Gas)	3,349	92,633
Plantronics, Inc. (Telecommunications)	1,182	30,708
PNM Resources, Inc. (Electric)	2,167	27,413
Polycom, Inc.* (Telecommunications)	1,970	49,191
Potlatch Corp. (Forest Products & Paper)	985	31,402
Pride International, Inc.* (Oil & Gas)	4,334	138,298
Protective Life Corp. (Insurance)	1,970	32,604
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,379	29,152
Quest Software, Inc.* (Software)	1,576	28,998
Quicksilver Resources, Inc.* (Oil & Gas)	2,955	44,355
Ralcorp Holdings, Inc.* (Food)	1,379	82,340
Raymond James Financial Corp. (Diversified Financial Services)	2,364	56,192
Rayonier, Inc. (Forest Products & Paper)	1,970	83,055
Realty Income Corp. (REIT)	2,561	66,356
Regal-Beloit Corp. (Hand/Machine Tools)	788	40,929
Regency Centers Corp. (REIT)	1,970	69,068
Regis Corp. (Retail)	1,379	21,471
Reinsurance Group of America, Inc. (Insurance)	1,773	84,483
Reliance Steel & Aluminum Co. (Iron/Steel)	1,576	68,115
Rent-A-Center, Inc.* (Commercial Services)	1,576	27,927
ResMed, Inc.* (Healthcare-Products)	1,773	92,675
RF Micro Devices, Inc.* (Telecommunications)	6,698	31,949
Rollins, Inc. (Commercial Services)	985	18,991
Rovi Corp.* (Semiconductors)	2,561	81,619
RPM, Inc. (Chemicals)	3,152	64,080
Ruddick Corp. (Food)	985	25,344
Saks, Inc.* (Retail)	3,940	25,846
Scholastic Corp. (Media)	591	17,630
Scientific Games Corp.—Class A* (Entertainment)	1,576	22,931
SEI Investments Co. (Software)	3,152	55,223
Semtech Corp.* (Semiconductors)	1,379	23,457
Senior Housing Properties Trust (REIT)	3,152	68,934
Sensient Technologies Corp. (Chemicals)	1,182	31,087
Service Corp. International (Commercial Services)	6,304	51,630
Shaw Group, Inc.* (Engineering & Construction)	1,970	56,637
Silgan Holdings, Inc. (Packaging & Containers)	591	34,207
Silicon Laboratories, Inc.* (Semiconductors)	985	47,615
SL Green Realty Corp. (REIT)	1,773	89,076
Smithfield Foods, Inc.* (Food)	3,546	53,864
Solera Holdings, Inc. (Software)	1,576	56,752
Sonoco Products Co. (Packaging & Containers)	2,364	69,147
Sotheby’s (Commercial Services)	1,576	35,428
Southern Union Co. (Gas)	2,955	67,078
SPX Corp. (Miscellaneous Manufacturing)	1,182	64,655
SRA International, Inc.—Class A* (Computers)	985	18,814
StanCorp Financial Group, Inc. (Insurance)	1,182	47,304
Steel Dynamics, Inc. (Iron/Steel)	5,319	94,253
STERIS Corp. (Healthcare-Products)	1,379	38,571
Strayer Education, Inc. (Commercial Services)	197	41,861

See accompanying notes to the financial statements.

138

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Superior Energy Services, Inc.* (Oil & Gas Services)	1,970	$47,851
SVB Financial Group* (Banks)	985	41,065
Sybase, Inc.* (Software)	1,970	85,498
Syniverse Holdings, Inc.* (Telecommunications)	1,576	27,548
Synopsys, Inc.* (Computers)	3,546	79,005
Synovus Financial Corp. (Banks)	12,017	24,635
TCF Financial Corp. (Banks)	2,758	37,564
Tech Data Corp.* (Distribution/Wholesale)	1,182	55,152
Techne Corp. (Healthcare-Products)	788	54,025
Teleflex, Inc. (Miscellaneous Manufacturing)	985	53,082
Telephone & Data Systems, Inc. (Telecommunications)	2,364	80,187
Temple-Inland, Inc. (Forest Products & Paper)	2,561	54,063
Terex Corp.* (Machinery—Construction & Mining)	2,561	50,733
Terra Industries, Inc. (Chemicals)	2,364	76,097
The Brink’s Co. (Miscellaneous Manufacturing)	1,182	28,770
The Corporate Executive Board Co. (Commercial Services)	788	17,982
The Macerich Co. (REIT)	2,386	85,777
The Ryland Group, Inc. (Home Builders)	985	19,405
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	985	38,720
The Timberland Co.—Class A* (Apparel)	985	17,661
The Warnaco Group, Inc.* (Apparel)	985	41,557
Thomas & Betts Corp.* (Electronics)	1,182	42,304
Thor Industries, Inc. (Home Builders)	788	24,743
Thoratec Corp.* (Healthcare-Products)	1,379	37,123
Tidewater, Inc. (Oil & Gas Services)	1,182	56,677
Timken Co. (Metal Fabricate/Hardware)	1,970	46,709
Toll Brothers, Inc.* (Home Builders)	3,349	62,995
Tootsie Roll Industries, Inc. (Food)	591	16,182
Trimble Navigation, Ltd.* (Electronics)	2,955	74,466
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,970	34,357
Trustmark Corp. (Banks)	1,379	31,083
Tupperware Corp. (Household Products/Wares)	1,576	73,394
tw telecom, Inc.* (Telecommunications)	3,546	60,778
UDR, Inc. (REIT)	3,743	61,535
UGI Corp. (Gas)	2,561	61,951
Under Armour, Inc.—Class A* (Retail)	788	21,489
Unit Corp.* (Oil & Gas)	985	41,862
United Rentals, Inc.* (Commercial Services)	1,379	13,528
United Therapeutics Corp.* (Pharmaceuticals)	1,182	62,232
Unitrin, Inc. (Insurance)	1,182	26,063
Universal Corp. (Agriculture)	591	26,956
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,364	72,102
Urban Outfitters, Inc.* (Retail)	3,152	110,288
URS Corp.* (Engineering & Construction)	1,970	87,704
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,576	50,101
Valley National Bancorp (Banks)	3,546	50,105
Valmont Industries, Inc. (Metal Fabricate/Hardware)	394	30,909
Valspar Corp. (Chemicals)	2,364	64,159
ValueClick, Inc.* (Internet)	1,970	19,936
Varian, Inc.* (Electronics)	591	30,460
VCA Antech, Inc.* (Pharmaceuticals)	1,970	49,092
Vectren Corp. (Gas)	1,970	48,620
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,728	202,595
Vishay Intertechnology, Inc.* (Electronics)	4,531	37,834
W.R. Berkley Corp. (Insurance)	3,349	82,519
Wabtec Corp. (Machinery-Diversified)	1,182	48,273
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,970	60,164
Washington Federal, Inc. (Savings & Loans)	2,758	53,340
Waste Connections, Inc.* (Environmental Control)	1,970	65,640
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	985	46,807
Webster Financial Corp. (Banks)	1,576	18,707
Weingarten Realty Investors (REIT)	2,561	50,682
WellCare Health Plans, Inc.* (Healthcare-Services)	985	36,209
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	9,062	42,501
Werner Enterprises, Inc. (Transportation)	985	19,493
Westamerica Bancorp (Banks)	591	32,724
Westar Energy, Inc. (Electric)	2,561	55,651
WGL Holdings, Inc. (Gas)	1,182	39,644
Williams Sonoma, Inc. (Retail)	2,561	53,218
Wilmington Trust Corp. (Banks)	1,576	19,448
WMS Industries, Inc.* (Leisure Time)	1,182	47,280
Woodward Governor Co. (Electronics)	1,379	35,537
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,379	18,024
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,379	39,108

TOTAL COMMON STOCKS
(Cost $16,952,735)		21,624,242

Repurchase Agreements (33.8%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,579,000 (Collateralized by $1,612,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $1,610,674)	$1,579,000	1,579,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $755,000 (Collateralized by $772,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $771,886)	755,000	755,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,349,000 (Collateralized by $7,470,000 of various U.S. Government Agency Obligations, 2.65%–3.63%, 9/16/11–11/18/13, market value $7,499,870)	7,349,000	7,349,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $220,000 (Collateralized by $225,000 Federal Home Loan Mortgage Corp., 2.08%, 6/8/12, market value $225,844)	220,000	220,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $385,000 (Collateralized by $365,100 U.S. Treasury Notes, 4.63%, 8/31/11, market value $392,743)	385,000	385,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,288,000)		10,288,000

TOTAL INVESTMENT SECURITIES
(Cost $27,240,735)—104.8%		31,912,242
Net other assets (liabilities)—(4.8)%		(1,454,375)

NET ASSETS—100.0%		$30,457,867

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $5,520,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

See accompanying notes to the financial statements.

139

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $6,448,050)	89	$274,810

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$6,278,678	$(107,810)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	26,593,335	(500,419)

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$45,243	0.1%
Aerospace/Defense	125,111	0.4%
Agriculture	26,956	0.1%
Airlines	72,630	0.3%
Apparel	222,630	0.8%
Auto Manufacturers	80,244	0.3%
Auto Parts & Equipment	91,621	0.3%
Banks	695,902	2.1%
Beverages	172,631	0.5%
Biotechnology	304,049	1.0%
Building Materials	134,214	0.4%
Chemicals	639,813	2.0%
Coal	115,076	0.4%
Commercial Services	1,039,925	3.6%
Computers	544,104	1.6%
Cosmetics/Personal Care	57,701	0.2%
Distribution/Wholesale	239,095	0.7%
Diversified Financial Services	483,811	1.5%
Electric	843,787	2.8%
Electrical Components & Equipment	342,469	1.1%
Electronics	547,324	1.7%
Engineering & Construction	321,570	1.0%
Entertainment	110,576	0.4%
Environmental Control	104,805	0.4%
Food	271,681	1.0%
Forest Products & Paper	189,146	0.7%
Gas	542,784	1.8%
Hand/Machine Tools	144,649	0.5%
Healthcare-Products	939,512	3.0%
Healthcare-Services	526,169	1.7%
Home Builders	295,868	1.1%
Household Products/Wares	280,423	0.8%
Insurance	938,438	3.4%
Internet	364,066	1.2%
Investment Companies	41,303	0.1%
Iron/Steel	188,914	0.6%
Leisure Time	71,836	0.3%
Lodging	11,542	NM
Machinery-Construction & Mining	282,799	0.9%
Machinery-Diversified	306,435	1.0%
Media	58,882	0.2%
Metal Fabricate/Hardware	138,805	0.5%
Miscellaneous Manufacturing	583,538	1.9%
Office Furnishings	49,252	0.2%
Oil & Gas	1,044,674	3.3%
Oil & Gas Services	244,494	0.9%
Packaging & Containers	204,819	0.6%
Pharmaceuticals	512,132	1.7%
Pipelines	98,500	0.3%
REIT	1,463,398	4.7%
Real Estate	59,494	0.2%
Retail	1,455,283	4.9%
Retail-Restaurants	42,501	0.1%
Savings & Loans	325,850	1.1%
Semiconductors	614,154	2.1%
Software	918,204	3.1%
Telecommunications	544,740	1.8%
Textiles	65,640	0.2%
Transportation	356,070	1.1%
Trucking & Leasing	28,319	0.1%
Water	58,641	0.2%
Other**	8,833,625	29.0%

Total	$30,457,867	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

140

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$21,624,242	$–	$21,624,242
Repurchase Agreements	–	10,288,000	10,288,000

Total Investment Securities	21,624,242	10,288,000	31,912,242

Other Financial Instruments^	274,810	(608,229)	(333,419)

Total Investments	$21,899,052	$9,679,771	$31,578,823

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

141

PROFUNDS VP
ProFund VP UltraMid-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$27,240,735

Securities, at value	21,624,242
Repurchase agreements, at value	10,288,000

Total Investment Securities, at value	31,912,242
Cash	214
Segregated cash balances with brokers for futures contracts	869,322
Dividends receivable	18,846
Receivable for capital shares issued	126,914
Receivable for investments sold	63,909
Prepaid expenses	41

Total Assets	32,991,488

Liabilities:
Payable for investments purchased	34,213
Payable for capital shares redeemed	1,735,623
Unrealized loss on swap agreements	608,229
Variation margin on futures contracts	103,717
Advisory fees payable	13,716
Management services fees payable	1,829
Administration fees payable	950
Administrative services fees payable	8,343
Distribution fees payable	6,970
Trustee fees payable	74
Transfer agency fees payable	2,713
Fund accounting fees payable	1,900
Compliance services fees payable	338
Other accrued expenses	15,006

Total Liabilities	2,533,621

Net Assets	$30,457,867

Net Assets consist of:
Capital	$50,930,056
Accumulated net realized gains (losses) on investments	(24,810,277)
Net unrealized appreciation (depreciation) on investments	4,338,088

Net Assets	$30,457,867

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,658,983

Net Asset Value (offering and redemption price per share)	$18.36

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$184,297
Interest	5,423

Total Investment Income	189,720

Expenses:
Advisory fees	141,447
Management services fees	18,859
Administration fees	8,001
Transfer agency fees	12,035
Administrative services fees	62,028
Distribution fees	47,149
Custody fees	13,411
Fund accounting fees	18,921
Trustee fees	211
Compliance services fees	138
Other fees	24,496

Total Gross Expenses before reductions	346,696
Less Expenses reduced by the Advisor	(32,011)

Total Net Expenses	314,685

Net Investment Income (Loss)	(124,965)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	774
Net realized gains (losses) on futures contracts	(324,669)
Net realized gains (losses) on swap agreements	6,186,891
Change in net unrealized appreciation/depreciation on investments	1,063,018

Net Realized and Unrealized Gains (Losses) on Investments	6,926,014

Change in Net Assets Resulting from Operations	$6,801,049

See accompanying notes to the financial statements.

142

PROFUNDS VP
ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(124,965)	$12,162
Net realized gains (losses) on investments	5,862,996	(23,685,835)
Change in net unrealized appreciation/depreciation on investments	1,063,018	(5,701,673)

Change in net assets resulting from operations	6,801,049	(29,375,346)

Distributions to Shareholders From:
Net investment income	(12,162)	(399,998)

Change in net assets resulting from distributions	(12,162)	(399,998)

Capital Transactions:
Proceeds from shares issued	244,905,847	414,463,563
Dividends reinvested	12,162	369,369
Value of shares redeemed	(244,311,301)	(427,245,891)

Change in net assets resulting from capital transactions	606,708	(12,412,959)

Change in net assets	7,395,595	(42,188,303)
Net Assets:
Beginning of period	23,062,272	65,250,575

End of period	$30,457,867	$23,062,272

Accumulated net investment income (loss)	$—	$12,162

Share Transactions:
Issued	18,713,766	18,199,023
Reinvested	705	13,675
Redeemed	(19,137,206)	(18,023,640)

Change in shares	(422,735)	189,058

See accompanying notes to the financial statements.

143

PROFUNDS VP
ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$11.08	$34.48	$33.34	$37.93	$35.37

Investment Activities:
Net investment income (loss)(a)	(0.09)	0.01	0.18	0.13	(0.09)
Net realized and unrealized gains (losses) on investments	7.38	(23.09)	1.84	2.96	6.29

Total income (loss) from investment activities	7.29	(23.08)	2.02	3.09	6.20

Distributions to Shareholders From:
Net investment income	(0.01)	(0.32)	(0.10)	—	—
Net realized gains on investments	—	—	(0.78)	(7.68)	(3.64)

Total distributions	(0.01)	(0.32)	(0.88)	(7.68)	(3.64)

Net Asset Value, End of Period	$18.36	$11.08	$34.48	$33.34	$37.93

Total Return	65.79%	(67.48)%	6.00%	10.64%	17.89%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.77%	1.69%	1.76%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.73%	1.91%
Net investment income (loss)	(0.66)%	0.04%	0.47%	0.34%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$30,458	$23,062	$65,251	$79,619	$87,717
Portfolio turnover rate(b)	283%	496%	501%	612%	692%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

144

ProFund VP UltraSmall-Cap

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. For the year ended December 31, 2009, the Fund had a total return of 40.18%, compared to a total return of 27.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), 3Com Corp (+228.95%), and Skyworks Solutions Inc (+156.14%), while the bottom three performers in this group were UAL Corp (+17.15%), Solera Holdings Inc (+49.42%), and Bally Technologies Inc (+71.83%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 1999 to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	10 Year	Gross	Net

ProFund VP UltraSmall-Cap	10/18/1999	40.18%	–12.34%	–5.66%	1.81%	1.68%

Russell 2000 Index	10/18/1999	27.16%	0.53%	3.55%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

145

PROFUNDS VP
ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:   The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	43%
Futures Contracts	23%
Swap Agreements	134%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Human Genome Sciences, Inc.	0.2%
Regal-Beloit Corp.	0.2%
Domtar Corp.	0.2%
3Com Corp.	0.1%
Tupperware Corp.	0.1%

Russell 2000 Index - Composition

% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	4%
Utilities	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks (42.7%)
	Shares	Value

1st Source Corp. (Banks)	255	$4,103
3Com Corp.* (Telecommunications)	3,213	24,097
3PAR, Inc.* (Computers)	357	4,230
99 Cents Only Stores* (Retail)	510	6,666
AAON, Inc. (Building Materials)	510	9,940
AAR Corp.* (Aerospace/Defense)	510	11,720
ABIOMED, Inc.* (Healthcare-Products)	612	5,349
ABM Industries, Inc. (Commercial Services)	510	10,537
Acco Brands Corp.* (Household Products/Wares)	714	5,198
ACI Worldwide, Inc.* (Software)	408	6,997
Acme Packet, Inc.* (Telecommunications)	408	4,488
Acorda Therapeutics, Inc.* (Biotechnology)	357	9,004
Actuant Corp.—Class A (Miscellaneous Manufacturing)	765	14,175
Acuity Brands, Inc. (Miscellaneous Manufacturing)	459	16,359
Acxiom Corp.* (Software)	867	11,635
Adaptec, Inc.* (Telecommunications)	2,142	7,176
ADC Telecommunications, Inc.* (Telecommunications)	969	6,017
Administaff, Inc. (Commercial Services)	306	7,219
ADTRAN, Inc. (Telecommunications)	561	12,651
Advisory Board Co.* (Commercial Services)	255	7,818
Affymax, Inc.* (Biotechnology)	204	5,047
Affymetrix, Inc.* (Biotechnology)	918	5,361
Aircastle, Ltd. (Trucking & Leasing)	663	6,531
AirTran Holdings, Inc.* (Airlines)	1,071	5,591
Alaska Air Group, Inc.* (Airlines)	357	12,338
Alaska Communications Systems Group, Inc. (Telecommunications)	816	6,512
Albany International Corp.—Class A (Machinery-Diversified)	561	12,600
Alexander’s, Inc.* (REIT)	51	15,525
Align Technology, Inc.* (Healthcare-Products)	612	10,906
Alkermes, Inc.* (Pharmaceuticals)	816	7,679
Allied Capital Corp.* (Investment Companies)	1,479	5,339
Allied Nevada Gold Corp.* (Mining)	408	6,153
Allos Therapeutics, Inc.* (Pharmaceuticals)	765	5,026
AMAG Pharmaceuticals, Inc.* (Biotechnology)	153	5,819
Ambac Financial Group, Inc.* (Insurance)	3,162	2,624
AMCOL International Corp. (Mining)	306	8,697
American Campus Communities, Inc. (REIT)	561	15,764
American Dairy, Inc.* (Food)	102	2,211
American Ecology Corp. (Environmental Control)	357	6,083
American Greetings Corp.—Class A (Household Products/Wares)	357	7,779
American Italian Pasta Co.—Class A* (Food)	204	7,097
American Medical Systems Holdings, Inc.* (Healthcare-Products)	612	11,805
American Public Education, Inc.* (Commercial Services)	153	5,257
American Reprographics Co.* (Software)	612	4,290
AMERIGROUP Corp.* (Healthcare-Services)	459	12,375
Amerisafe, Inc.* (Insurance)	408	7,332
Ameristar Casinos, Inc. (Lodging)	255	3,884
Ameron International Corp. (Miscellaneous Manufacturing)	102	6,473
Amkor Technology, Inc.* (Semiconductors)	1,275	9,129
AMN Healthcare Services, Inc.* (Commercial Services)	1,173	10,627
ANADIGICS, Inc.* (Semiconductors)	867	3,659
Analogic Corp. (Electronics)	153	5,892
AngioDynamics, Inc.* (Healthcare-Products)	408	6,561
Anixter International, Inc.* (Telecommunications)	306	14,413
AnnTaylor Stores Corp.* (Retail)	561	7,652
Apogee Enterprises, Inc. (Building Materials)	510	7,140
Apollo Investment Corp. (Investment Companies)	1,581	15,067
Applied Industrial Technologies, Inc. (Machinery-Diversified)	408	9,005
Applied Micro Circuits Corp.* (Semiconductors)	765	5,715
Arch Chemicals, Inc. (Chemicals)	408	12,599
ArcSight, Inc.* (Telecommunications)	204	5,218
Ardea Biosciences, Inc.* (Pharmaceuticals)	255	3,570
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,020	3,621
Arena Resources, Inc.* (Oil & Gas)	459	19,797
Ares Capital Corp. (Investment Companies)	969	12,064
Argo Group International Holdings, Ltd.* (Insurance)	510	14,861
Argon ST, Inc.* (Aerospace/Defense)	306	6,646
Ariba, Inc.* (Internet)	918	11,493
Arkansas Best Corp. (Transportation)	306	9,006
ArQule, Inc.* (Biotechnology)	765	2,823
Array BioPharma, Inc.* (Pharmaceuticals)	1,428	4,013
Arris Group, Inc.* (Telecommunications)	1,122	12,824
Art Technology Group, Inc.* (Internet)	1,377	6,210

See accompanying notes to the financial statements.

146

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Aruba Networks, Inc.* (Telecommunications)	510	$5,437
ArvinMeritor, Inc.* (Auto Parts & Equipment)	867	9,693
Asbury Automotive Group, Inc.* (Retail)	357	4,116
Ashford Hospitality Trust* (REIT)	1,071	4,969
AsiaInfo Holdings, Inc.* (Internet)	306	9,324
Assured Guaranty, Ltd. (Insurance)	510	11,098
Astec Industries, Inc.* (Machinery-Construction & Mining)	255	6,870
Astoria Financial Corp. (Savings & Loans)	1,020	12,679
ATC Technology Corp.* (Auto Parts & Equipment)	357	8,514
athenahealth, Inc.* (Software)	255	11,536
Atheros Communications* (Telecommunications)	561	19,209
Atlantic Tele-Network, Inc. (Environmental Control)	102	5,611
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	7,599
Atlas Energy, Inc. (Oil & Gas)	510	15,387
ATMI, Inc.* (Semiconductors)	408	7,597
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	408	12,232
Avid Technology, Inc.* (Software)	510	6,508
Avis Budget Group, Inc.* (Commercial Services)	867	11,375
AZZ, Inc.* (Miscellaneous Manufacturing)	204	6,671
Badger Meter, Inc. (Electronics)	153	6,092
Balchem Corp. (Chemicals)	306	10,254
Baldor Electric Co. (Hand/Machine Tools)	561	15,758
Baldwin & Lyons, Inc.—Class B (Insurance)	357	8,786
Bally Technologies, Inc.* (Entertainment)	459	18,952
BancFirst Corp. (Banks)	204	7,556
Bank Mutual Corp. (Banks)	1,224	8,470
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	714	8,732
Barnes Group, Inc. (Miscellaneous Manufacturing)	612	10,343
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	510	8,160
Belden, Inc. (Electrical Components & Equipment)	561	12,297
Benchmark Electronics, Inc.* (Electronics)	714	13,502
Berry Petroleum Co.—Class A (Oil & Gas)	510	14,866
Bill Barrett Corp.* (Oil & Gas)	510	15,866
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	204	7,995
BioMed Realty Trust, Inc. (REIT)	918	14,486
Black Box Corp. (Telecommunications)	204	5,781
Blackbaud, Inc. (Software)	510	12,051
Blackboard, Inc.* (Software)	306	13,889
Blount International, Inc.* (Machinery-Diversified)	612	6,181
Blue Coat Systems, Inc.* (Internet)	408	11,644
Bob Evans Farms, Inc. (Retail)	408	11,812
Boston Private Financial Holdings, Inc. (Banks)	1,020	5,885
BPZ Resources, Inc.* (Oil & Gas)	816	7,752
Brady Corp.—Class A (Electronics)	510	15,305
Brigham Exploration Co.* (Oil & Gas)	1,224	16,585
Bristow Group, Inc.* (Transportation)	306	11,766
Brooks Automation, Inc.* (Semiconductors)	1,020	8,752
Brown Shoe Co., Inc. (Retail)	612	6,040
Bruker Corp.* (Healthcare-Products)	459	5,536
Brunswick Corp. (Leisure Time)	918	11,668
Brush Engineered Materials, Inc.* (Mining)	306	5,673
Buffalo Wild Wings, Inc.* (Retail)	204	8,215
CACI International, Inc.—Class A* (Computers)	306	14,948
Calamos Asset Management, Inc. (Diversified Financial Services)	306	3,528
Calgon Carbon Corp.* (Environmental Control)	459	6,380
California Water Service Group (Water)	306	11,267
Capella Education Co.* (Commercial Services)	153	11,521
Capstead Mortgage Corp. (REIT)	663	9,050
CardioNet, Inc.* (Healthcare-Products)	306	1,818
Carrizo Oil & Gas, Inc.* (Oil & Gas)	408	10,808
Carter’s, Inc.* (Apparel)	510	13,387
Casey’s General Stores, Inc. (Retail)	459	14,651
Cash America International, Inc. (Retail)	255	8,915
Cass Information Systems, Inc. (Banks)	204	6,202
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	357	13,020
Cathay Bancorp, Inc. (Banks)	561	4,236
Cavium Networks, Inc.* (Semiconductors)	357	8,507
CBIZ, Inc.* (Commercial Services)	1,530	11,781
CEC Entertainment, Inc.* (Retail)	255	8,140
Celera Corp.* (Biotechnology)	816	5,639
Centene Corp.* (Healthcare-Services)	408	8,637
Central Garden & Pet Co.—Class A* (Household Products/Wares)	561	5,576
Century Aluminum Co.* (Mining)	612	9,908
Cenveo, Inc.* (Commercial Services)	918	8,033
Cepheid, Inc.* (Healthcare-Products)	663	8,274
Ceradyne, Inc.* (Miscellaneous Manufacturing)	306	5,878
Charming Shoppes, Inc.* (Retail)	1,122	7,259
Chart Industries, Inc.* (Machinery-Diversified)	306	5,064
Chattem, Inc.* (Cosmetics/Personal Care)	102	9,517
Checkpoint Systems, Inc.* (Electronics)	510	7,778
Cheesecake Factory, Inc.* (Retail)	561	12,112
Chemed Corp. (Commercial Services)	255	12,232
Chemical Financial Corp. (Banks)	510	12,026
Churchill Downs, Inc. (Entertainment)	204	7,619
Cincinnati Bell, Inc.* (Telecommunications)	2,550	8,797
CIRCOR International, Inc. (Metal Fabricate/Hardware)	255	6,421
Cirrus Logic, Inc.* (Semiconductors)	1,020	6,956
Citi Trends, Inc.* (Retail)	153	4,226
City Holding Co. (Banks)	306	9,893
CKE Restaurants, Inc. (Retail)	816	6,903
CKX, Inc.* (Media)	714	3,763
Clarcor, Inc. (Miscellaneous Manufacturing)	459	14,890
Clean Harbors, Inc.* (Environmental Control)	153	9,120
Clearwater Paper Corp.* (Forest Products & Paper)	153	8,410
Coeur d’Alene Mines Corp.* (Mining)	459	8,290
Coinstar, Inc.* (Commercial Services)	357	9,917
Coldwater Creek, Inc.* (Retail)	765	3,412
Collective Brands, Inc.* (Retail)	561	12,774
Colonial Properties Trust (REIT)	714	8,375
Community Bank System, Inc. (Banks)	663	12,803
Commvault Systems, Inc.* (Software)	408	9,666
Compellent Technologies, Inc.* (Computers)	255	5,783
Complete Production Services, Inc.* (Oil & Gas Services)	1,122	14,586
Computer Programs & Systems, Inc. (Software)	153	7,046
comScore, Inc.* (Internet)	255	4,475
Comtech Telecommunications Corp.* (Telecommunications)	255	8,938
Conceptus, Inc.* (Healthcare-Products)	357	6,697
Concur Technologies, Inc.* (Software)	357	15,262
CONMED Corp.* (Healthcare-Products)	459	10,465
Conseco, Inc.* (Insurance)	2,040	10,200
Consolidated Communications Holdings, Inc. (Telecommunications)	561	9,817
Contango Oil & Gas Co.* (Oil & Gas)	153	7,193
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	663	13,293
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	255	8,405
Corinthian Colleges, Inc.* (Commercial Services)	663	9,130
CRA International, Inc.* (Commercial Services)	204	5,437
Cracker Barrel Old Country Store, Inc. (Retail)	255	9,687
Crocs, Inc.* (Apparel)	714	4,106
CSG Systems International, Inc.* (Software)	561	10,709
Cubic Corp. (Electronics)	204	7,609
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	510	9,675
Curtiss-Wright Corp. (Aerospace/Defense)	408	12,779
Cyberonics, Inc.* (Healthcare-Products)	357	7,297

See accompanying notes to the financial statements.

147

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

CyberSource Corp.* (Internet)	612	$12,307
Cymer, Inc.* (Electronics)	306	11,744
Cypress Bioscience, Inc.* (Pharmaceuticals)	561	3,231
Darling International, Inc.* (Environmental Control)	969	8,120
DCT Industrial Trust, Inc. (REIT)	1,836	9,217
DealerTrack Holdings, Inc.* (Internet)	459	8,625
Deckers Outdoor Corp.* (Apparel)	102	10,375
Delphi Financial Group, Inc.—Class A (Insurance)	459	10,268
Delta Petroleum Corp.* (Oil & Gas)	1,887	1,962
Deluxe Corp. (Commercial Services)	612	9,051
Denny’s Corp.* (Retail)	2,040	4,468
Developers Diversified Realty Corp. (REIT)	1,479	13,696
Dexcom, Inc.* (Healthcare-Products)	510	4,121
DHT Maritime, Inc. (Transportation)	1,428	5,255
Diamond Foods, Inc. (Food)	204	7,250
DiamondRock Hospitality Co. (REIT)	1,173	9,935
Digital River, Inc.* (Internet)	357	9,635
Dillards, Inc.—Class A (Retail)	561	10,350
DineEquity, Inc.* (Retail)	102	2,478
Diodes, Inc.* (Semiconductors)	306	6,258
Dionex Corp.* (Electronics)	204	15,069
Dolan Media* (Media)	306	3,124
Dollar Financial Corp.* (Commercial Services)	306	7,240
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	204	5,224
Domtar Corp.* (Forest Products & Paper)	459	25,433
Dress Barn, Inc.* (Retail)	561	12,959
Drew Industries, Inc.* (Building Materials)	408	8,425
Drill-Quip, Inc.* (Oil & Gas Services)	306	17,283
Durect Corp.* (Pharmaceuticals)	1,479	3,653
Dycom Industries, Inc.* (Engineering & Construction)	408	3,276
E* TRADE Financial Corp.* (Diversified Financial Services)	4,437	7,765
EarthLink, Inc. (Internet)	1,275	10,595
East West Bancorp, Inc. (Banks)	816	12,893
EastGroup Properties, Inc. (REIT)	306	11,714
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,805	11,837
Eclipsys Corp.* (Software)	510	9,445
eHealth, Inc.* (Insurance)	306	5,028
Electro Scientific Industries, Inc.* (Electronics)	561	6,070
Electronics for Imaging, Inc.* (Computers)	765	9,953
EMCOR Group, Inc.* (Engineering & Construction)	612	16,463
Emeritus Corp.* (Healthcare-Services)	306	5,738
Employers Holdings, Inc. (Insurance)	561	8,606
Emulex Corp.* (Semiconductors)	765	8,338
Encore Wire Corp. (Electrical Components & Equipment)	306	6,447
EnergySolutions, Inc. (Environmental Control)	714	6,062
EnerSys* (Electrical Components & Equipment)	408	8,923
Ennis, Inc. (Household Products/Wares)	561	9,419
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	357	9,428
Entegris, Inc.* (Semiconductors)	1,632	8,617
Entertainment Properties Trust (REIT)	459	16,189
EPIQ Systems, Inc.* (Software)	408	5,708
Equity Lifestyle Properties, Inc. (REIT)	357	18,018
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	255	9,142
Esterline Technologies Corp.* (Aerospace/Defense)	357	14,555
Euronet Worldwide, Inc.* (Commercial Services)	561	12,314
ev3, Inc.* (Healthcare-Products)	663	8,844
Evercore Partners, Inc.—Class A (Diversified Financial Services)	204	6,202
Exelixis, Inc.* (Biotechnology)	1,224	9,021
Exponent, Inc.* (Commercial Services)	306	8,519
Extra Space Storage, Inc. (REIT)	1,071	12,370
F.N.B. Corp. (Banks)	1,071	7,272
Fair Isaac Corp. (Software)	561	11,955
Federal Signal Corp. (Miscellaneous Manufacturing)	816	4,912
FEI Co.* (Electronics)	357	8,340
FelCor Lodging Trust, Inc.* (REIT)	1,020	3,672
Financial Federal Corp. (Diversified Financial Services)	408	11,220
First BanCorp (Banks)	1,071	2,463
First Commonwealth Financial Corp. (Banks)	1,326	6,166
First Financial Bancorp (Banks)	765	11,138
First Financial Corp. (Banks)	204	6,226
First Merchants Corp. (Banks)	867	5,150
First Midwest Bancorp, Inc. (Banks)	816	8,886
FirstMerit Corp. (Banks)	765	15,407
Flagstone Reinsurance Holdings, Ltd. (Insurance)	867	9,485
Flushing Financial Corp. (Savings & Loans)	561	6,317
Force Protection, Inc.* (Auto Manufacturers)	612	3,189
Forestar Group, Inc.* (Real Estate)	408	8,968
FormFactor, Inc.* (Semiconductors)	561	12,207
Fossil, Inc.* (Household Products/Wares)	459	15,404
FPIC Insurance Group, Inc.* (Insurance)	255	9,848
Franklin Electric Co., Inc. (Hand/Machine Tools)	357	10,382
Franklin Street Properties Corp. (REIT)	612	8,941
Fred’s, Inc. (Retail)	510	5,202
Fresh Del Monte Produce, Inc.* (Food)	408	9,017
Fuller (H.B.) Co. (Chemicals)	612	13,923
FX Energy, Inc.* (Oil & Gas)	969	2,762
Gartner Group, Inc.* (Commercial Services)	612	11,040
General Communication, Inc.—Class A* (Telecommunications)	714	4,555
General Maritime Corp. (Oil & Gas Services)	714	4,991
Genesco, Inc.* (Retail)	255	7,002
Genesee & Wyoming, Inc.—Class A* (Transportation)	357	11,652
Genoptix, Inc.* (Healthcare-Services)	204	7,248
GeoEye, Inc.* (Telecommunications)	204	5,688
GFI Group, Inc. (Diversified Financial Services)	663	3,030
Glacier Bancorp, Inc. (Banks)	663	9,096
Glatfelter (Forest Products & Paper)	816	9,914
Global Cash Access Holdings, Inc.* (Commercial Services)	459	3,438
Global Industries, Ltd.* (Oil & Gas Services)	1,224	8,727
Globecomm Systems, Inc.* (Telecommunications)	714	5,583
GMX Resources, Inc.* (Oil & Gas)	459	6,307
Golar LNG, Ltd.* (Transportation)	561	7,192
Goodrich Petroleum Corp.* (Oil & Gas)	306	7,451
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,173	18,240
Gran Tierra Energy, Inc.* (Oil & Gas)	2,091	11,981
Granite Construction, Inc. (Engineering & Construction)	306	10,300
Graphic Packaging Holding Co.* (Packaging & Containers)	1,479	5,132
Greatbatch, Inc.* (Electrical Components & Equipment)	306	5,884
Group 1 Automotive, Inc.* (Retail)	255	7,229
GulfMark Offshore, Inc.* (Transportation)	357	10,107
Haemonetics Corp.* (Healthcare-Products)	204	11,251
Halozyme Therapeutics, Inc.* (Biotechnology)	1,020	5,987
Hancock Holding Co. (Banks)	255	11,166
Harleysville National Corp. (Banks)	1,122	7,226
Harmonic, Inc.* (Telecommunications)	1,275	8,071
Harris Stratex Networks, Inc.—Class A* (Telecommunications)	765	5,286
Harte-Hanks, Inc. (Advertising)	714	7,697
Hatteras Financial Corp. (REIT)	306	8,556
Haynes International, Inc. (Metal Fabricate/Hardware)	204	6,726
Headwaters, Inc.* (Energy-Alternate Sources)	969	6,318

See accompanying notes to the financial statements.

148

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Healthcare Realty Trust, Inc. (REIT)	714	$15,322
Healthcare Services Group, Inc. (Commercial Services)	510	10,945
HEALTHSOUTH Corp.* (Healthcare-Services)	663	12,445
HealthSpring, Inc.* (Healthcare-Services)	510	8,981
Healthways, Inc.* (Healthcare-Services)	357	6,547
Heartland Express, Inc. (Transportation)	612	9,345
Heartland Payment Systems, Inc. (Commercial Services)	459	6,027
HEICO Corp. (Aerospace/Defense)	255	11,304
Heidrick & Struggles International, Inc. (Commercial Services)	357	11,153
Helen of Troy, Ltd.* (Household Products/Wares)	408	9,980
Hercules Offshore, Inc.* (Oil & Gas Services)	1,530	7,313
Herman Miller, Inc. (Office Furnishings)	561	8,965
Hexcel Corp.* (Aerospace/Defense Equipment)	1,020	13,240
Highwoods Properties, Inc. (REIT)	612	20,410
HMS Holdings Corp.* (Commercial Services)	255	12,416
Home Federal Bancorp, Inc. (Savings & Loans)	561	7,467
Home Properties, Inc. (REIT)	408	19,466
Horace Mann Educators Corp. (Insurance)	561	7,013
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	459	10,686
Horsehead Holding Corp.* (Mining)	561	7,153
Hot Topic, Inc.* (Retail)	612	3,892
HSN, Inc.* (Retail)	459	9,267
Hub Group, Inc.—Class A* (Transportation)	357	9,578
Human Genome Sciences, Inc.* (Biotechnology)	1,275	39,015
Huron Consulting Group, Inc.* (Commercial Services)	204	4,700
Iconix Brand Group, Inc.* (Apparel)	663	8,387
ICU Medical, Inc.* (Healthcare-Products)	204	7,434
II-VI, Inc.* (Electronics)	306	9,731
Immucor, Inc.* (Healthcare-Products)	612	12,387
ImmunoGen, Inc.* (Biotechnology)	765	6,013
Impax Laboratories, Inc.* (Pharmaceuticals)	561	7,630
Independent Bank Corp./MA (Banks)	459	9,589
Infinera Corp.* (Telecommunications)	663	5,881
Infinity Property & Casualty Corp. (Insurance)	306	12,436
Informatica Corp.* (Software)	765	19,783
Information Services Group, Inc.* (Commercial Services)	1,683	5,335
Inland Real Estate Corp. (REIT)	1,479	12,054
Innospec, Inc. (Chemicals)	357	3,602
Insight Enterprises, Inc.* (Retail)	459	5,242
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	306	6,952
Insteel Industries, Inc. (Miscellaneous Manufacturing)	510	6,630
InterDigital, Inc.* (Telecommunications)	408	10,828
Interface, Inc.—Class A (Office Furnishings)	612	5,086
Intermec, Inc.* (Machinery-Diversified)	765	9,838
Interval Leisure Group, Inc.* (Leisure Time)	408	5,088
Intevac, Inc.* (Machinery-Diversified)	561	6,435
Invacare Corp. (Healthcare-Products)	510	12,719
inVentiv Health, Inc.* (Advertising)	408	6,597
ION Geophysical Corp.* (Oil & Gas Services)	1,377	8,152
IPC The Hospitalist Co.* (Healthcare-Services)	153	5,087
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	816	9,058
J. Crew Group, Inc.* (Retail)	357	15,972
j2 Global Communications, Inc.* (Internet)	510	10,378
Jack Henry & Associates, Inc. (Computers)	816	18,866
Jack in the Box, Inc.* (Retail)	612	12,038
Jackson Hewitt Tax Service, Inc.* (Commercial Services)	561	2,468
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	561	6,799
James River Coal Co.* (Coal)	357	6,615
JetBlue Airways Corp.* (Airlines)	2,193	11,952
Jo-Ann Stores, Inc.* (Retail)	306	11,089
John Bean Technologies Corp. (Miscellaneous Manufacturing)	357	6,073
Jones Apparel Group, Inc. (Apparel)	867	13,924
Jos. A. Bank Clothiers, Inc.* (Retail)	204	8,607
K-Swiss, Inc.—Class A* (Apparel)	765	7,604
Kaiser Aluminum Corp. (Mining)	204	8,490
Kaman Corp. (Aerospace/Defense)	357	8,243
Kaydon Corp. (Metal Fabricate/Hardware)	306	10,943
KBW, Inc.* (Diversified Financial Services)	255	6,977
Kelly Services, Inc.—Class A* (Commercial Services)	663	7,910
Kenexa Corp.* (Commercial Services)	357	4,659
Key Energy Services, Inc.* (Oil & Gas Services)	1,632	14,345
Keynote Systems, Inc. (Internet)	561	6,121
Kforce, Inc.* (Commercial Services)	765	9,562
Kindred Healthcare, Inc.* (Healthcare-Services)	408	7,532
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	816	12,566
Knight Transportation, Inc. (Transportation)	612	11,805
Knightsbridge Tankers, Ltd. (Transportation)	408	5,410
Kopin Corp.* (Semiconductors)	1,071	4,477
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	255	7,762
L-1 Identity Solutions, Inc.* (Electronics)	867	6,494
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	204	6,081
Laclede Group, Inc. (Gas)	306	10,334
Ladish Co., Inc.* (Metal Fabricate/Hardware)	357	5,384
Lakeland Financial Corp. (Banks)	306	5,279
Lancaster Colony Corp. (Miscellaneous Manufacturing)	204	10,139
Lance, Inc. (Food)	408	10,730
Landauer, Inc. (Commercial Services)	153	9,394
LaSalle Hotel Properties (REIT)	612	12,993
Lawson Software, Inc.* (Software)	1,632	10,853
Lexington Realty Trust (REIT)	1,377	8,372
LHC Group, Inc.* (Healthcare-Services)	204	6,856
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	1,377	2,988
Littelfuse, Inc.* (Electrical Components & Equipment)	357	11,478
Live Nation, Inc.* (Commercial Services)	1,071	9,114
Liz Claiborne, Inc.* (Apparel)	1,581	8,901
Loral Space & Communications, Inc.* (Telecommunications)	102	3,224
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,377	9,611
Lufkin Industries, Inc. (Oil & Gas Services)	204	14,933
Luminex Corp.* (Healthcare-Products)	408	6,091
M&F Worldwide Corp.* (Food)	204	8,058
Magellan Health Services, Inc.* (Healthcare-Services)	357	14,541
MainSource Financial Group, Inc. (Banks)	612	2,925
ManTech International Corp.—Class A* (Software)	204	9,849
Marcus Corp. (Lodging)	510	6,538
MarketAxess Holdings, Inc. (Diversified Financial Services)	408	5,671
Martek Biosciences Corp.* (Biotechnology)	459	8,693
Masimo Corp.* (Healthcare-Products)	510	15,514
MasTec, Inc.* (Telecommunications)	510	6,375
Matrix Service Co.* (Oil & Gas Services)	408	4,345
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	357	12,649
Max Capital Group, Ltd. (Insurance)	459	10,236
MB Financial, Inc. (Banks)	714	14,080
McGrath Rentcorp (Commercial Services)	306	6,842
McMoRan Exploration Co.* (Oil & Gas)	969	7,771
Meadowbrook Insurance Group, Inc. (Insurance)	969	7,171
MedAssets, Inc.* (Software)	408	8,654
Mediacom Communications Corp.—Class A* (Media)	816	3,648
Medical Properties Trust, Inc. (REIT)	1,020	10,200

See accompanying notes to the financial statements.

149

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	561	$15,175
Mentor Graphics Corp.* (Computers)	1,071	9,457
MercadoLibre, Inc.* (Commercial Services)	204	10,581
Meridian Bioscience, Inc. (Healthcare-Products)	357	7,693
Merit Medical Systems, Inc.* (Healthcare-Products)	459	8,854
Meritage Homes Corp.* (Home Builders)	255	4,929
MF Global, Ltd.* (Diversified Financial Services)	459	3,190
MFA Financial, Inc. (REIT)	1,887	13,869
MGE Energy, Inc. (Electric)	408	14,582
MGIC Investment Corp.* (Insurance)	867	5,011
Microsemi Corp.* (Semiconductors)	765	13,579
Mid-America Apartment Communities, Inc. (REIT)	306	14,774
Middlesex Water Co. (Water)	663	11,689
MKS Instruments, Inc.* (Semiconductors)	714	12,431
Mobile Mini, Inc.* (Storage/Warehousing)	561	7,904
ModusLink Global Solutions, Inc.* (Internet)	612	5,759
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	5,145
Monolithic Power Systems, Inc.* (Semiconductors)	357	8,557
Montpelier Re Holdings, Ltd. (Insurance)	1,173	20,316
Moog, Inc.—Class A* (Aerospace/Defense)	408	11,926
Move, Inc.* (Internet)	1,836	3,048
MPS Group, Inc.* (Commercial Services)	1,428	19,621
Mueller Industries, Inc. (Metal Fabricate/Hardware)	408	10,135
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,275	6,630
National CineMedia, Inc. (Entertainment)	408	6,761
National Financial Partners* (Diversified Financial Services)	408	3,301
National Penn Bancshares, Inc. (Banks)	1,428	8,268
National Presto Industries, Inc. (Housewares)	102	11,141
National Retail Properties, Inc. (REIT)	765	16,233
Natus Medical, Inc.* (Healthcare-Products)	510	7,543
Navigant Consulting Co.* (Commercial Services)	612	9,094
NBT Bancorp, Inc. (Banks)	459	9,350
Nektar Therapeutics* (Biotechnology)	918	8,556
Neogen Corp.* (Pharmaceuticals)	357	8,429
Net 1 UEPS Technologies, Inc.* (Commercial Services)	510	9,904
Netezza Corp.* (Computers)	612	5,936
NETGEAR, Inc.* (Telecommunications)	408	8,850
Netlogic Microsystems, Inc.* (Semiconductors)	204	9,437
Neutral Tandem, Inc.* (Telecommunications)	255	5,801
NewAlliance Bancshares, Inc. (Savings & Loans)	1,122	13,475
NewMarket Corp. (Chemicals)	102	11,707
Newpark Resources, Inc.* (Oil & Gas Services)	1,581	6,688
Newport Corp.* (Electronics)	1,020	9,374
NIC, Inc. (Internet)	816	7,458
Nicor, Inc. (Gas)	459	19,324
Nordson Corp. (Machinery-Diversified)	306	18,721
Northwest Natural Gas Co. (Gas)	306	13,782
Novatel Wireless, Inc.* (Telecommunications)	459	3,658
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,020	3,468
NTELOS Holdings Corp. (Telecommunications)	357	6,362
Nu Skin Enterprises, Inc. (Retail)	612	16,444
NuVasive, Inc.* (Healthcare-Products)	306	9,786
Ocwen Financial Corp.* (Diversified Financial Services)	357	3,416
OfficeMax, Inc.* (Retail)	918	11,649
Old Dominion Freight Line, Inc.* (Transportation)	255	7,829
Old National Bancorp (Banks)	1,020	12,679
Olin Corp. (Chemicals)	867	15,190
OM Group, Inc.* (Chemicals)	306	9,605
OMEGA Healthcare Investors, Inc. (REIT)	1,071	20,831
Omnicell, Inc.* (Software)	459	5,366
OmniVision Technologies, Inc.* (Semiconductors)	612	8,892
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	510	14,963
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	255	2,876
optionsXpress Holdings, Inc. (Diversified Financial Services)	408	6,304
Orbital Sciences Corp.* (Aerospace/Defense)	714	10,896
Orient-Express Hotels, Ltd.—Class A* (Lodging)	612	6,206
Oriental Financial Group, Inc. (Banks)	357	3,856
Orion Marine Group, Inc.* (Engineering & Construction)	204	4,296
Orthofix International N.V.* (Healthcare-Products)	255	7,897
Orthovita, Inc.* (Healthcare-Products)	867	3,043
Otter Tail Corp. (Electric)	408	10,118
Owens & Minor, Inc. (Distribution/Wholesale)	357	15,326
Pacific Sunwear of California, Inc.* (Retail)	816	3,248
PacWest Bancorp (Banks)	357	7,194
PAETEC Holding Corp.* (Telecommunications)	1,479	6,138
Palm, Inc.* (Computers)	612	6,144
Palomar Medical Technologies, Inc.* (Healthcare-Products)	255	2,570
Papa John’s International, Inc.* (Retail)	306	7,148
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	408	11,040
Parametric Technology Corp.* (Software)	1,071	17,500
PAREXEL International Corp.* (Commercial Services)	510	7,191
Park Electrochemical Corp. (Electronics)	408	11,277
Parker Drilling Co.* (Oil & Gas)	1,632	8,078
PDL BioPharma, Inc. (Biotechnology)	1,173	8,047
Pegasystems, Inc. (Software)	204	6,936
Penn Virginia Corp. (Oil & Gas)	561	11,944
PetMed Express, Inc. (Pharmaceuticals)	408	7,193
Petroleum Development* (Oil & Gas)	357	6,501
PetroQuest Energy, Inc.* (Oil & Gas)	714	4,377
Pharmasset, Inc.* (Pharmaceuticals)	408	8,446
PharMerica Corp.* (Pharmaceuticals)	408	6,479
Phase Forward, Inc.* (Software)	510	7,829
PHH Corp.* (Commercial Services)	459	7,394
PHI, Inc.* (Transportation)	204	4,223
PICO Holdings, Inc.* (Water)	255	8,346
Piedmont Natural Gas Co., Inc. (Gas)	663	17,735
Pinnacle Entertainment, Inc.* (Entertainment)	612	5,496
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	204	10,324
Plantronics, Inc. (Telecommunications)	510	13,250
Platinum Underwriters Holdings, Ltd. (Insurance)	459	17,575
Plexus Corp.* (Electronics)	459	13,081
PNM Resources, Inc. (Electric)	867	10,968
Polaris Industries, Inc. (Leisure Time)	255	11,126
Polycom, Inc.* (Telecommunications)	714	17,829
PolyOne Corp.* (Chemicals)	1,734	12,953
Polypore International, Inc.* (Miscellaneous Manufacturing)	357	4,248
Portland General Electric Co. (Electric)	714	14,573
Post Properties, Inc. (REIT)	510	9,996
Potlatch Corp. (Forest Products & Paper)	459	14,633
Powell Industries, Inc.* (Electrical Components & Equipment)	153	4,824
Power Integrations, Inc. (Semiconductors)	306	11,126
Powerwave Technologies, Inc.* (Telecommunications)	1,887	2,378
Premiere Global Services, Inc.* (Telecommunications)	663	5,470
PrivateBancorp, Inc. (Banks)	255	2,287
ProAssurance Corp.* (Insurance)	357	19,174
Progress Software Corp.* (Software)	561	16,387
Prospect Capital Corp. (Investment Companies)	408	4,818
Prosperity Bancshares, Inc. (Banks)	408	16,512
Provident New York Bancorp (Savings & Loans)	1,173	9,900
PSS World Medical, Inc.* (Healthcare-Products)	612	13,813

See accompanying notes to the financial statements.

150

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Psychiatric Solutions, Inc.* (Healthcare-Services)	408	$8,625
Quanex Building Products Corp. (Building Materials)	561	9,520
Quantum Corp.* (Computers)	2,754	8,069
Quest Software, Inc.* (Software)	714	13,138
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	765	3,634
Quidel Corp.* (Healthcare-Products)	408	5,622
Quiksilver, Inc.* (Apparel)	1,530	3,091
Rackspace Hosting, Inc.* (Internet)	561	11,697
Radian Group, Inc. (Insurance)	918	6,711
Raven Industries, Inc. (Miscellaneous Manufacturing)	255	8,101
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	357	8,686
RC2 Corp.* (Toys/Games/Hobbies)	204	3,009
RCN Corp.* (Telecommunications)	714	7,747
Redwood Trust, Inc. (REIT)	663	9,587
Regal-Beloit Corp. (Hand/Machine Tools)	561	29,138
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	510	12,332
Regis Corp. (Retail)	510	7,941
RehabCare Group, Inc.* (Healthcare-Services)	204	6,208
Renasant Corp. (Banks)	459	6,242
Rent-A-Center, Inc.* (Commercial Services)	612	10,845
Res-Care, Inc.* (Healthcare-Services)	510	5,712
Resources Connection, Inc.* (Commercial Services)	510	10,822
RF Micro Devices, Inc.* (Telecommunications)	2,244	10,704
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	357	3,395
Rimage Corp.* (Computers)	306	5,306
Riverbed Technology, Inc.* (Computers)	459	10,543
RLI Corp. (Insurance)	306	16,294
Robbins & Myers, Inc. (Machinery-Diversified)	306	7,197
Rock-Tenn Co.—Class A (Forest Products & Paper)	357	17,996
Rockwood Holdings, Inc.* (Chemicals)	561	13,217
Rofin-Sinar Technologies, Inc.* (Electronics)	357	8,429
Rollins, Inc. (Commercial Services)	459	8,850
Rosetta Resources, Inc.* (Oil & Gas)	816	16,263
RTI Biologics, Inc.* (Healthcare-Products)	816	3,133
RTI International Metals, Inc.* (Mining)	357	8,986
Ruby Tuesday, Inc.* (Retail)	561	4,039
Ruddick Corp. (Food)	510	13,122
S.Y. Bancorp, Inc. (Banks)	255	5,444
S1 Corp.* (Internet)	918	5,985
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	612	15,545
Sally Beauty Holdings, Inc.* (Retail)	1,122	8,583
Sanderson Farms, Inc. (Food)	204	8,601
Sandy Spring Bancorp, Inc. (Banks)	408	3,627
Sapient Corp.* (Internet)	1,020	8,435
Savient Pharmaceuticals, Inc.* (Biotechnology)	357	4,859
SAVVIS, Inc.* (Telecommunications)	459	6,449
ScanSource, Inc.* (Distribution/Wholesale)	357	9,532
SCBT Financial Corp. (Banks)	306	8,473
School Specialty, Inc.* (Retail)	408	9,543
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	204	14,351
Seattle Genetics, Inc.* (Biotechnology)	1,020	10,363
Selective Insurance Group, Inc. (Insurance)	714	11,745
Semtech Corp.* (Semiconductors)	714	12,145
Sensient Technologies Corp. (Chemicals)	561	14,754
Shenandoah Telecommunications Co. (Telecommunications)	306	6,227
ShoreTel, Inc.* (Telecommunications)	510	2,948
Shuffle Master, Inc.* (Entertainment)	663	5,463
Signature Bank* (Banks)	357	11,388
Silicon Graphics International Corp.* (Computers)	1,173	8,223
Simmons First National Corp.—Class A (Banks)	255	7,089
Simpson Manufacturing Co., Inc. (Building Materials)	459	12,343
Sinclair Broadcast Group, Inc.—Class A* (Media)	2,040	8,221
Skechers U.S.A., Inc.—Class A* (Apparel)	510	14,999
SkyWest, Inc. (Airlines)	765	12,944
Skyworks Solutions, Inc.* (Semiconductors)	1,377	19,540
Smart Balance, Inc.* (Food)	816	4,896
Smith Corp. (Miscellaneous Manufacturing)	306	13,277
Smith Micro Software, Inc.* (Software)	510	4,661
Solera Holdings, Inc. (Software)	561	20,202
Solutia, Inc.* (Chemicals)	918	11,659
Sonic Automotive, Inc.* (Retail)	255	2,649
Sonic Corp.* (Retail)	918	9,244
SONICWALL, Inc.* (Internet)	1,275	9,703
SonoSite, Inc.* (Healthcare-Products)	357	8,436
Sonus Networks, Inc.* (Telecommunications)	2,499	5,273
Sotheby’s (Commercial Services)	306	6,879
Southside Bancshares, Inc. (Banks)	357	7,004
Southwest Gas Corp. (Gas)	612	17,460
Spartan Motors, Inc. (Auto Parts & Equipment)	306	1,723
Spartech Corp. (Chemicals)	306	3,140
Spherion Corp.* (Commercial Services)	663	3,726
SRA International, Inc.—Class A* (Computers)	408	7,793
Stage Stores, Inc. (Retail)	510	6,304
Standard Microsystems Corp.* (Semiconductors)	408	8,478
Standard Pacific Corp.* (Home Builders)	1,428	5,341
Stein Mart, Inc.* (Retail)	306	3,262
StellarOne Corp. (Banks)	357	3,556
Stepan Co. (Chemicals)	153	9,916
STERIS Corp. (Healthcare-Products)	561	15,691
Sterling Bancorp (Banks)	918	6,555
Sterling Bancshares, Inc. (Banks)	1,122	5,756
Steven Madden, Ltd.* (Apparel)	255	10,516
Stewart Enterprises, Inc.—Class A (Commercial Services)	1,020	5,253
Stifel Financial Corp.* (Diversified Financial Services)	255	15,106
Stone Energy Corp.* (Oil & Gas)	561	10,126
Sun Communities, Inc. (REIT)	510	10,072
Sun Healthcare Group, Inc.* (Healthcare-Services)	765	7,015
Sunstone Hotel Investors, Inc.* (REIT)	970	8,614
Superior Industries International, Inc. (Auto Parts & Equipment)	459	7,023
Susquehanna Bancshares, Inc. (Banks)	1,581	9,312
SVB Financial Group* (Banks)	255	10,631
Swift Energy Co.* (Oil & Gas)	612	14,664
Sycamore Networks, Inc. (Telecommunications)	229	4,788
Sykes Enterprises, Inc.* (Computers)	459	11,691
Symmetry Medical, Inc.* (Healthcare-Products)	612	4,933
Symyx Technologies, Inc.* (Chemicals)	510	2,805
Syniverse Holdings, Inc.* (Telecommunications)	561	9,806
SYNNEX Corp.* (Software)	255	7,818
Take-Two Interactive Software, Inc.* (Software)	663	6,663
Taleo Corp.—Class A* (Software)	357	8,397
Tanger Factory Outlet Centers, Inc. (REIT)	357	13,919
Technitrol, Inc. (Electronics)	510	2,234
Tekelec* (Telecommunications)	714	10,910
Teledyne Technologies, Inc.* (Aerospace/Defense)	357	13,695
TeleTech Holdings, Inc.* (Commercial Services)	357	7,151
Tempur-Pedic International, Inc.* (Home Furnishings)	612	14,462
Tennant Co. (Machinery-Diversified)	357	9,350
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	510	9,042
Terremark Worldwide, Inc.* (Internet)	918	6,279
Tessera Technologies, Inc.* (Semiconductors)	408	9,494
Tetra Tech, Inc.* (Environmental Control)	510	13,857
TETRA Technologies, Inc.* (Oil & Gas Services)	1,020	11,302
Texas Capital Bancshares, Inc.* (Banks)	561	7,832
Texas Roadhouse, Inc.—Class A* (Retail)	612	6,873
The Andersons, Inc. (Agriculture)	204	5,267
The Buckle, Inc. (Retail)	255	7,466
See accompanying notes to the financial statements.

151

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

The Cato Corp.—Class A (Retail)	408	$8,184
The Children’s Place Retail Stores, Inc.* (Retail)	255	8,418
The Corporate Executive Board Co. (Commercial Services)	408	9,311
The Geo Group, Inc.* (Commercial Services)	510	11,159
The Gymboree Corp.* (Apparel)	255	11,090
The Hain Celestial Group, Inc.* (Food)	510	8,675
The Men’s Wearhouse, Inc. (Retail)	561	11,815
The Pantry, Inc.* (Retail)	255	3,465
The Pep Boys-Manny, Moe & Jack (Retail)	561	4,746
The Phoenix Cos., Inc. (Insurance)	1,275	3,545
The Ryland Group, Inc. (Home Builders)	408	8,038
The Timberland Co.—Class A* (Apparel)	612	10,973
The Ultimate Software Group, Inc.* (Software)	306	8,987
The Warnaco Group, Inc.* (Apparel)	408	17,214
The Wet Seal, Inc.—Class A* (Retail)	1,479	5,103
Theravance, Inc.* (Pharmaceuticals)	510	6,666
Thoratec Corp.* (Healthcare-Products)	510	13,729
THQ, Inc.* (Software)	765	3,856
Tibco Software, Inc.* (Internet)	1,785	17,190
Ticketmaster Entertainment, Inc.* (Commercial Services)	561	6,855
Titan International, Inc. (Auto Parts & Equipment)	561	4,550
TiVo, Inc.* (Home Furnishings)	918	9,345
TNS, Inc.* (Commercial Services)	255	6,551
Tower Group, Inc. (Insurance)	408	9,551
Tractor Supply Co.* (Retail)	306	16,206
TradeStation Group, Inc.* (Diversified Financial Services)	918	7,243
Tredegar Corp. (Miscellaneous Manufacturing)	510	8,068
TreeHouse Foods, Inc.* (Food)	306	11,891
TriQuint Semiconductor, Inc.* (Semiconductors)	1,479	8,874
Triumph Group, Inc. (Aerospace/Defense)	204	9,843
True Religion Apparel, Inc.* (Apparel)	306	5,658
TrueBlue, Inc.* (Commercial Services)	867	12,840
TrustCo Bank Corp. NY (Banks)	1,428	8,996
Trustmark Corp. (Banks)	561	12,645
TTM Technologies, Inc.* (Electronics)	765	8,820
Tupperware Corp. (Household Products/Wares)	510	23,751
Tutor Perini Corp.* (Engineering & Construction)	255	4,610
Tyler Technologies, Inc.* (Computers)	561	11,170
UAL Corp.* (Airlines)	1,530	19,752
UIL Holdings Corp. (Electric)	459	12,889
UMB Financial Corp. (Banks)	357	14,048
Umpqua Holdings Corp. (Banks)	714	9,575
Union Bankshares Corp. (Banks)	255	3,159
Unisource Energy Corp. (Electric)	408	13,134
Unisys Corp.* (Computers)	306	11,799
United Fire & Casualty Co. (Insurance)	408	7,438
United Natural Foods, Inc.* (Food)	408	10,910
United Online, Inc. (Internet)	1,071	7,700
United Rentals, Inc.* (Commercial Services)	918	9,006
United Stationers, Inc.* (Distribution/Wholesale)	255	14,497
Universal Forest Products, Inc. (Building Materials)	255	9,387
Universal Health Realty Income Trust (REIT)	357	11,435
US Airways Group, Inc.* (Airlines)	1,887	9,133
USEC, Inc.* (Mining)	1,173	4,516
VAALCO Energy, Inc. (Oil & Gas)	1,173	5,337
Valassis Communications, Inc.* (Commercial Services)	510	9,313
ValueClick, Inc.* (Internet)	918	9,290
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	204	2,293
Varian, Inc.* (Electronics)	306	15,771
Veeco Instruments, Inc.* (Semiconductors)	459	15,165
VeriFone Holdings, Inc.* (Software)	765	12,531
ViaSat, Inc.* (Telecommunications)	306	9,725
ViroPharma, Inc.* (Pharmaceuticals)	867	7,274
VIVUS, Inc.* (Healthcare-Products)	867	7,968
Vocus, Inc.* (Internet)	255	4,590
Volcano Corp.* (Healthcare-Products)	510	8,864
W&T Offshore, Inc. (Oil & Gas)	714	8,354
W.R. Grace & Co.* (Chemicals)	663	16,807
Walter Investment Management Corp. (REIT)	153	2,192
Washington REIT (REIT)	561	15,456
Washington Trust Bancorp, Inc. (Banks)	357	5,562
Watsco, Inc. (Distribution/Wholesale)	153	7,494
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	357	16,965
Watts Water Technologies, Inc.—Class A (Electronics)	408	12,615
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	867	10,057
WD-40 Co. (Household Products/Wares)	306	9,902
Websense, Inc.* (Internet)	510	8,905
Webster Financial Corp. (Banks)	765	9,081
WellCare Health Plans, Inc.* (Healthcare-Services)	357	13,123
Werner Enterprises, Inc. (Transportation)	510	10,093
WesBanco, Inc. (Banks)	459	5,664
West Pharmaceutical Services, Inc. (Healthcare-Products)	408	15,994
Westamerica Bancorp (Banks)	255	14,119
Westfield Financial, Inc. (Banks)	969	7,994
Weyco Group, Inc. (Apparel)	204	4,823
WGL Holdings, Inc. (Gas)	510	17,105
Willbros Group, Inc.* (Oil & Gas Services)	561	9,464
Winn-Dixie Stores, Inc.* (Food)	612	6,144
Wintrust Financial Corp. (Banks)	357	10,992
Wolverine World Wide, Inc. (Apparel)	612	16,659
Woodward Governor Co. (Electronics)	561	14,457
World Acceptance Corp.* (Diversified Financial Services)	204	7,309
World Fuel Services Corp. (Retail)	612	16,395
World Wrestling Entertainment, Inc. (Entertainment)	561	8,600
Worthington Industries, Inc. (Metal Fabricate/Hardware)	663	8,665
Wright Express Corp.* (Commercial Services)	408	12,999
Wright Medical Group, Inc.* (Healthcare-Products)	510	9,664
XenoPort, Inc.* (Pharmaceuticals)	357	6,626
Zenith National Insurance Corp. (Insurance)	510	15,188
Zep, Inc. (Chemicals)	306	5,300
Zoll Medical Corp.* (Healthcare-Products)	357	9,539
Zoran Corp.* (Semiconductors)	612	6,763

TOTAL COMMON STOCKS
(Cost $5,442,276)		7,185,233

Repurchase Agreements (90.4%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,338,000 (Collateralized by $2,388,000 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,384,999)	$2,338,000	2,338,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,117,000 (Collateralized by $1,141,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,140,832)	1,117,000	1,117,000

See accompanying notes to the financial statements.

152

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $10,874,000 (Collateralized by $10,642,000 of various U.S. Government Agency Obligations, 2.65%–4.75%, 1/18/11–11/18/13, market value $11,100,782)	$10,874,000	$10,874,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $325,000 (Collateralized by $333,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $334,249)	325,000	325,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $569,000 (Collateralized by $562,700 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $580,586)	569,000	569,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,223,000)		15,223,000

TOTAL INVESTMENT SECURITIES
(Cost $20,665,276)—133.1%		22,408,233
Net other assets (liabilities)—(33.1)%		(5,578,522)

NET ASSETS—100.0%		$16,829,711

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $5,520,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,792,370)	61	$52,085

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,350,856	$(30,048)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	20,322,653	(387,222)

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$14,294	0.1%
Aerospace/Defense	111,607	0.7%
Aerospace/Defense Equipment	13,240	0.1%
Agriculture	5,267	NM
Airlines	71,710	0.4%
Apparel	161,707	1.0%
Auto Manufacturers	3,189	NM
Auto Parts & Equipment	53,838	0.3%
Banks	461,026	2.7%
Biotechnology	158,813	0.9%
Building Materials	56,755	0.3%
Chemicals	167,431	1.0%
Coal	6,615	NM
Commercial Services	490,545	3.0%
Computers	149,911	0.9%
Cosmetics/Personal Care	18,249	0.1%
Distribution/Wholesale	63,414	0.4%
Diversified Financial Services	113,152	0.7%
Electric	76,264	0.5%
Electrical Components & Equipment	68,093	0.4%
Electronics	209,684	1.3%
Energy-Alternate Sources	6,318	NM
Engineering & Construction	45,897	0.3%
Entertainment	52,891	0.3%
Environmental Control	55,233	0.3%
Food	108,602	0.7%
Forest Products & Paper	110,405	0.7%
Gas	95,740	0.6%
Hand/Machine Tools	55,278	0.3%
Healthcare-Products	333,468	2.0%
Healthcare-Services	144,665	0.9%
Home Builders	18,308	NM
Home Furnishings	23,807	0.1%
Household Products/Wares	87,009	0.5%
Housewares	11,141	0.1%
Insurance	267,540	1.6%
Internet	206,846	1.2%
Investment Companies	37,288	0.2%
Leisure Time	27,882	0.2%
Lodging	16,628	0.1%
Machinery-Construction & Mining	6,870	NM
Machinery-Diversified	84,391	0.5%
Media	18,756	NM
Metal Fabricate/Hardware	69,671	0.4%
Mining	67,866	0.4%
Miscellaneous Manufacturing	187,055	1.1%
Office Furnishings	14,051	0.1%
Oil & Gas	232,132	1.4%
Oil & Gas Services	132,815	0.8%
Packaging & Containers	5,132	NM
Pharmaceuticals	186,182	1.1%
REIT	426,272	2.6%
Real Estate	8,968	0.1%
Retail	427,100	2.5%
Savings & Loans	49,838	0.3%
Semiconductors	234,693	1.4%
Software	326,107	1.9%
Storage/Warehousing	7,904	0.1%
Telecommunications	351,179	2.1%
Toys/Games/Hobbies	9,808	0.1%
Transportation	120,860	0.7%
Trucking & Leasing	6,531	NM
Water	31,302	0.2%
Other**	9,644,478	57.3%

Total	$16,829,711	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

153

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$7,185,233	$–	$7,185,233
Repurchase Agreements	–	15,223,000	15,223,000

Total Investment Securities	7,185,233	15,223,000	22,408,233

Other Financial Instruments^	52,085	(417,270)	(365,185)

Total Investments	$7,237,318	$14,805,730	$22,043,048

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

154

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$20,665,276

Securities, at value	7,185,233
Repurchase agreements, at value	15,223,000

Total Investment Securities, at value	22,408,233
Cash	723
Segregated cash balances with brokers for futures contracts	283,286
Dividends receivable	8,163
Receivable for capital shares issued	87,468
Receivable for investments sold	14,025
Prepaid expenses	43

Total Assets	22,801,941

Liabilities:
Payable for capital shares redeemed	4,988,586
Payable for closed swap positions	465,196
Unrealized loss on swap agreements	417,270
Variation margin on futures contracts	61,113
Advisory fees payable	5,363
Management services fees payable	715
Administration fees payable	622
Administrative services fees payable	7,166
Distribution fees payable	7,096
Trustee fees payable	49
Transfer agency fees payable	1,771
Fund accounting fees payable	1,244
Compliance services fees payable	254
Other accrued expenses	15,785

Total Liabilities	5,972,230

Net Assets	$16,829,711

Net Assets consist of:
Capital	$46,301,964
Accumulated net investment income (loss)	(1,448)
Accumulated net realized gains (losses) on investments	(30,848,577)
Net unrealized appreciation (depreciation) on investments	1,377,772

Net Assets	$16,829,711

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,546,015

Net Asset Value (offering and redemption price per share)	$10.89

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$101,839
Interest	7,735

Total Investment Income	109,574

Expenses:
Advisory fees	118,678
Management services fees	15,824
Administration fees	6,782
Transfer agency fees	10,300
Administrative services fees	46,621
Distribution fees	39,559
Custody fees	15,153
Fund accounting fees	19,052
Trustee fees	176
Compliance services fees	52
Other fees	26,948

Total Gross Expenses before reductions	299,145
Less Expenses reduced by the Advisor	(35,578)

Total Net Expenses	263,567

Net Investment Income (Loss)	(153,993)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(613,837)
Net realized gains (losses) on futures contracts	587,380
Net realized gains (losses) on swap agreements	5,794,741
Change in net unrealized appreciation/depreciation on investments	(911,555)

Net Realized and Unrealized Gains (Losses) on Investments	4,856,729

Change in Net Assets Resulting from Operations	$4,702,736

See accompanying notes to the financial statements.

155

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(153,993)	$17,927
Net realized gains (losses) on investments	5,768,284	(17,185,310)
Change in net unrealized appreciation/depreciation on investments	(911,555)	365,894

Change in net assets resulting from operations	4,702,736	(16,801,489)

Distributions to Shareholders From:
Net investment income	(17,817)	(261,358)

Change in net assets resulting from distributions	(17,817)	(261,358)

Capital Transactions:
Proceeds from shares issued	355,078,876	380,340,009
Dividends reinvested	17,817	233,344
Value of shares redeemed	(365,721,279)	(364,281,782)

Change in net assets resulting from capital transactions	(10,624,586)	16,291,571

Change in net assets	(5,939,667)	(771,276)
Net Assets:
Beginning of period	22,769,378	23,540,654

End of period	$16,829,711	$22,769,378

Accumulated net investment income (loss)	$(1,448)	$17,927

Share Transactions:
Issued	46,013,191	28,250,897
Reinvested	1,676	12,191
Redeemed	(47,398,461)	(26,346,979)

Change in shares	(1,383,594)	1,916,109

See accompanying notes to the financial statements.

156

PROFUNDS VP
ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$7.77	$23.23	$27.10	$21.51	$30.75

Investment Activities:
Net investment income (loss)(a)	(0.07)	0.01	0.17	0.20	0.01
Net realized and unrealized gains (losses) on investments	3.20	(15.26)	(3.73)	5.40	(0.18)

Total income (loss) from investment activities	3.13	(15.25)	(3.56)	5.60	(0.17)

Distributions to Shareholders From:
Net investment income	(0.01)	(0.21)	(0.31)	(0.01)	—
Net realized gains on investments	—	—	—	—	(9.07)

Total distributions	(0.01)	(0.21)	(0.31)	(0.01)	(9.07)

Net Asset Value, End of Period	$10.89	$7.77	$23.23	$27.10	$21.51

Total Return	40.18%	(66.18)%	(13.21)%	26.05%	(0.21)%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.83%	1.73%	1.72%	1.91%
Net expenses	1.66%	1.63%	1.63%	1.69%	1.91%
Net investment income (loss)	(0.97)%	0.10%	0.63%	0.82%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$16,830	$22,769	$23,541	$58,562	$40,184
Portfolio turnover rate(b)	153%	368%	418%	208%	539%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

157

ProFund VP UltraNASDAQ-100

The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2009, the Fund had a total return of 119.35%, compared to a total return of 54.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Apple Computer Inc (+146.90%), and Google Inc Class A (+101.52%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraNASDAQ-100 from December 31, 1999 to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	10 Year	Gross	Net

ProFund VP UltraNASDAQ-100	10/18/1999	119.35%	–4.96%	–26.44%	1.75%	1.68%

NASDAQ-100 Index	10/18/1999	54.63%	3.32%	–6.35%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
[1] The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

[2] 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	52%
Futures Contracts	12%
Swap Agreements	136%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	8.0%
Microsoft Corp.	2.8%
Qualcomm, Inc.	2.8%
Google, Inc.—Class A	2.8%
Oracle Corp.	1.6%

NASDAQ-100 Index - Composition
% of Index

Technology	44%
Communications	27%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	December 31, 2009

Common Stocks (52.0%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	10,803	$120,021
Adobe Systems, Inc.* (Software)	4,914	180,737
Altera Corp. (Semiconductors)	3,978	90,022
Amazon.com, Inc.* (Internet)	2,730	367,240
Amgen, Inc.* (Biotechnology)	4,524	255,923
Apollo Group, Inc.—Class A* (Commercial Services)	1,482	89,780
Apple Computer, Inc.* (Computers)	11,973	2,524,627
Applied Materials, Inc. (Semiconductors)	6,591	91,879
Autodesk, Inc.* (Software)	2,301	58,468
Automatic Data Processing, Inc. (Software)	3,393	145,288
Baidu, Inc.ADR* (Internet)	273	112,266
Bed Bath & Beyond, Inc.* (Retail)	3,354	129,565
Biogen Idec, Inc.* (Biotechnology)	3,042	162,747
BMC Software, Inc.* (Software)	2,028	81,323
Broadcom Corp.—Class A* (Semiconductors)	3,783	118,975
C.H. Robinson Worldwide, Inc. (Transportation)	1,599	93,909
CA, Inc. (Software)	4,797	107,741
Celgene Corp.* (Biotechnology)	4,446	247,553
Cephalon, Inc.* (Pharmaceuticals)	702	43,812
Cerner Corp.* (Software)	780	64,303
Check Point Software Technologies, Ltd.* (Internet)	1,950	66,066
Cintas Corp. (Textiles)	1,755	45,718
Cisco Systems, Inc.* (Telecommunications)	19,617	469,631
Citrix Systems, Inc.* (Software)	2,067	86,008
Cognizant Technology Solutions Corp.* (Computers)	2,730	123,669
Comcast Corp.—Class A (Media)	13,767	232,112
Costco Wholesale Corp. (Retail)	2,184	129,227
Dell, Inc.* (Computers)	6,864	98,567
DENTSPLY International, Inc. (Healthcare-Products)	1,404	49,379
DIRECTV—Class A* (Media)	6,630	221,110
DISH Network Corp.—Class A (Media)	2,067	42,932
eBay, Inc.* (Internet)	9,204	216,662
Electronic Arts, Inc.* (Software)	3,120	55,380
Expedia, Inc.* (Internet)	2,730	70,188
Expeditors International of Washington, Inc. (Transportation)	1,989	69,078
Express Scripts, Inc.* (Pharmaceuticals)	2,340	202,293
Fastenal Co. (Distribution/Wholesale)	1,365	56,839
First Solar, Inc.* (Energy-Alternate Sources)	702	95,051
Fiserv, Inc.* (Software)	1,833	88,864
Flextronics International, Ltd.* (Electronics)	8,424	61,579
FLIR Systems, Inc.* (Electronics)	1,521	49,767
Foster Wheeler AG* (Engineering & Construction)	1,248	36,741
Garmin, Ltd. (Electronics)	1,794	55,076
Genzyme Corp.* (Biotechnology)	3,237	158,645
Gilead Sciences, Inc.* (Pharmaceuticals)	8,463	366,279
Google, Inc.—Class A* (Internet)	1,404	870,452
Henry Schein, Inc.* (Healthcare-Products)	858	45,131
Hologic, Inc.* (Healthcare-Products)	2,574	37,323
Illumina, Inc.* (Biotechnology)	1,209	37,056
Infosys Technologies, Ltd.ADR (Software)	1,053	58,199
Intel Corp. (Semiconductors)	18,447	376,319
Intuit, Inc.* (Software)	3,822	117,374
Intuitive Surgical, Inc.* (Healthcare-Products)	351	106,465
J.B. Hunt Transport Services, Inc. (Transportation)	1,209	39,014
Joy Global, Inc. (Machinery-Construction & Mining)	975	50,300
KLA-Tencor Corp. (Semiconductors)	1,989	71,922
Lam Research Corp.* (Semiconductors)	1,248	48,934
Liberty Media Holding Corp.-Interactive Series A* (Internet)	5,226	56,650
Life Technologies Corp.* (Biotechnology)	1,716	89,627
Linear Technology Corp. (Semiconductors)	2,847	86,947
Logitech International S.A.*GDR (Computers)	1,638	28,010
Marvell Technology Group, Ltd.* (Semiconductors)	5,655	117,341
Mattel, Inc. (Toys/Games/Hobbies)	3,939	78,701
Maxim Integrated Products, Inc. (Semiconductors)	2,847	57,794
Microchip Technology, Inc. (Semiconductors)	1,443	41,934
Microsoft Corp. (Software)	29,172	889,454
Millicom International Cellular S.A. (Telecommunications)	1,014	74,803
Mylan Laboratories, Inc.* (Pharmaceuticals)	3,042	56,064
NetApp, Inc.* (Computers)	3,354	115,344
News Corp.—Class A (Media)	13,572	185,801
NII Holdings, Inc.—Class B* (Telecommunications)	1,560	52,385
NVIDIA Corp.* (Semiconductors)	5,187	96,893
O’Reilly Automotive, Inc.* (Retail)	1,287	49,060
Oracle Corp. (Software)	19,929	489,058
PACCAR, Inc. (Auto Manufacturers)	3,900	141,453
Patterson Cos., Inc.* (Healthcare-Products)	1,131	31,645
Paychex, Inc. (Commercial Services)	3,276	100,377
Priceline.com, Inc.* (Internet)	429	93,736
QIAGEN N.V.* (Biotechnology)	2,223	49,617
Qualcomm, Inc. (Telecommunications)	19,227	889,441
Research In Motion, Ltd.* (Computers)	5,421	366,134

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	December 31, 2009

Common Stocks, continued
	Shares	Value

Ross Stores, Inc. (Retail)	1,209	$51,636
Rovi Corp.* (Semiconductors)	149	4,749
SanDisk Corp.* (Computers)	2,223	64,445
Seagate Technology (Computers)	4,719	85,839
Sears Holdings Corp.* (Retail)	1,170	97,636
Sigma-Aldrich Corp. (Chemicals)	1,131	57,149
Staples, Inc. (Retail)	4,641	114,122
Starbucks Corp.* (Retail)	9,828	226,634
Stericycle, Inc.* (Environmental Control)	858	47,336
Symantec Corp.* (Internet)	8,073	144,426
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	7,137	400,957
Urban Outfitters, Inc.* (Retail)	1,599	55,949
VeriSign, Inc.* (Internet)	1,716	41,596
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,872	80,215
Virgin Media, Inc. (Telecommunications)	3,198	53,822
Vodafone Group PLCADR (Telecommunications)	5,577	128,773
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,457	69,951
Wynn Resorts, Ltd. (Lodging)	1,287	74,942
Xilinx, Inc. (Semiconductors)	3,510	87,961
Yahoo!, Inc.* (Internet)	6,435	107,979

TOTAL COMMON STOCKS
(Cost $10,050,698)		16,325,915

Repurchase Agreements (50.1%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,419,000 (Collateralized by $2,470,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,467,595)	$2,419,000	2,419,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,157,000 (Collateralized by $1,182,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,181,826)	1,157,000	1,157,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,253,000 (Collateralized by $11,061,000 of various U.S. Government Agency Obligations, 0.12%‡–4.75%, 5/20/10–11/18/13, market value $11,480,949)	11,253,000	11,253,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $337,000 (Collateralized by $344,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $345,290)	337,000	337,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $585,000 (Collateralized by $574,000 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $597,006)	585,000	585,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,751,000)		15,751,000

TOTAL INVESTMENT SECURITIES
(Cost $25,801,698)—102.1%		32,076,915
Net other assets (liabilities)—(2.1)%		(655,269)

NET ASSETS—100.0%		$31,421,646

*	Non-income producing security
†	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $7,700,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2009.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,644,620)	98	$134,726

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$16,136,160	$(155,374)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	26,737,308	(258,222)

ProFund VP UltraNASDAQ-100 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Auto Manufacturers	$141,453	0.4%
Biotechnology	1,081,383	3.4%
Chemicals	57,149	0.2%
Commercial Services	190,157	0.6%
Computers	3,406,635	10.9%
Distribution/Wholesale	56,839	0.2%
Electronics	166,422	0.6%
Energy-Alternate Sources	95,051	0.3%
Engineering & Construction	36,741	0.1%
Environmental Control	47,336	0.1%
Healthcare-Products	269,943	0.8%
Internet	2,147,261	6.9%
Lodging	74,942	0.2%
Machinery-Construction & Mining	50,300	0.2%
Media	681,955	2.1%
Pharmaceuticals	1,139,356	3.6%
Retail	853,829	2.8%
Semiconductors	1,291,670	4.1%
Software	2,542,218	8.3%
Telecommunications	1,668,855	5.3%
Textiles	45,718	0.1%
Toys/Games/Hobbies	78,701	0.2%
Transportation	202,001	0.6%
Other**	15,095,731	48.0%

Total	$31,421,646	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraNASDAQ-100	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$16,325,915	$–	$16,325,915
Repurchase Agreements	–	15,751,000	15,751,000

Total Investment Securities	16,325,915	15,751,000	32,076,915

Other Financial Instruments^	134,726	(413,596)	(278,870)

Total Investments	$16,460,641	$15,337,404	$31,798,045

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$25,801,698

Securities, at value	16,325,915
Repurchase agreements, at value	15,751,000

Total Investment Securities, at value	32,076,915
Cash	770
Segregated cash balances with brokers for futures contracts	369,941
Dividends receivable	4,157
Receivable for capital shares issued	176,351
Prepaid expenses	67

Total Assets	32,628,201

Liabilities:
Payable for capital shares redeemed	11,475
Payable for closed swap positions	674,096
Unrealized loss on swap agreements	413,596
Variation margin on futures contracts	34,778
Advisory fees payable	20,995
Management services fees payable	2,799
Administration fees payable	1,233
Administrative services fees payable	11,329
Distribution fees payable	10,121
Trustee fees payable	96
Transfer agency fees payable	3,862
Fund accounting fees payable	2,466
Compliance services fees payable	507
Other accrued expenses	19,202

Total Liabilities	1,206,555

Net Assets	$31,421,646

Net Assets consist of:
Capital	$98,118,981
Accumulated net realized gains (losses) on investments	(72,693,682)
Net unrealized appreciation (depreciation) on investments	5,996,347

Net Assets	$31,421,646

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,951,147

Net Asset Value (offering and redemption price per share)	$16.10

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$122,319
Interest	12,143

Total Investment Income	134,462

Expenses:
Advisory fees	215,490
Management services fees	28,732
Administration fees	11,781
Transfer agency fees	17,747
Administrative services fees	93,526
Distribution fees	71,830
Custody fees	8,953
Fund accounting fees	24,542
Trustee fees	358
Compliance services fees	427
Other fees	42,799

Total Gross Expenses before reductions	516,185
Less Expenses reduced by the Advisor	(36,781)

Total Net Expenses	479,404

Net Investment Income (Loss)	(344,942)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	3,218,738
Net realized gains (losses) on futures contracts	22,678
Net realized gains (losses) on swap agreements	15,264,053
Change in net unrealized appreciation/depreciation on investments	988,437

Net Realized and Unrealized Gains (Losses) on Investments	19,493,906

Change in Net Assets Resulting from Operations	$19,148,964

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Statements of Changes in Net Assets

	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(344,942)	$(340,763)
Net realized gains (losses) on investments	18,505,469	(32,630,515)
Change in net unrealized appreciation/depreciation on investments	988,437	(18,099,929)

Change in net assets resulting from operations	19,148,964	(51,071,207)

Capital Transactions:
Proceeds from shares issued	289,404,923	420,427,836
Value of shares redeemed	(297,843,593)	(448,554,107)
Change in net assets resulting from capital transactions	(8,438,670)	(28,126,271)

Change in net assets	10,710,294	(79,197,478)
Net Assets:
Beginning of period	20,711,352	99,908,830

End of period	$31,421,646	$20,711,352

Share Transactions:
Issued	26,971,037	25,081,550
Redeemed	(27,841,113)	(25,970,387)

Change in shares	(870,076)	(888,837)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraNASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.(a)
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$7.34	$26.93	$20.97	$41.79	$46.20

Investment Activities:
Net investment income (loss)(b)	(0.13)	(0.13)	(0.05)	(0.13)	(0.36)
Net realized and unrealized gains (losses) on investments	8.89	(19.46)	6.01	(0.53)	(1.15)

Total income (loss) from investment activities	8.76	(19.59)	5.96	(0.66)	(1.51)

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(20.16)	(2.90)

Net Asset Value, End of Period	$16.10	$7.34	$26.93	$20.97	$41.79

Total Return	119.35%	(72.74)%	28.42%	4.93%	(3.75)%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.77%	1.69%	1.75%	1.85%
Net expenses	1.66%	1.63%	1.63%	1.72%	1.85%
Net investment income (loss)	(1.20)%	(0.74)%	(0.19)%	(0.40)%	(0.83)%

Supplemental Data:
Net assets, end of period (000’s)	$31,422	$20,711	$99,909	$73,624	$99,349
Portfolio turnover rate(c)	423%	611%	979%	1,176%	437%

(a)	Adjusted for 1:15 reverse stock split that occurred on December 16, 2005.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. For the year ended December 31, 2009, the Fund had a total return of –27.87%, compared to a total return of 26.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Microsoft Corp (+56.79%), and International Business Machines Corp (+55.54%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Procter & Gamble Co (–1.92%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bear	1/22/2001	–27.87%	–1.52%	–1.36%	1.70%	1.68%

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(34)%
Swap Agreements	(66)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	14%
Technology	13%
Communications	12%
Energy	12%
Industrial	10%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	December 31, 2009

Repurchase Agreements (120.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $8,593,000 (Collateralized by $8,776,200 U.S. Treasury Notes, 1.00%, 12/31/11, market value $8,765,172)	$8,593,000	$8,593,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $8,153,000 (Collateralized by $8,319,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $8,317,777)	8,153,000	8,153,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,672,000 (Collateralized by $11,374,000 of various Federal Home Loan Bank securities, 2.88%–3.63%, 10/12/10–9/16/11, market value $11,913,537)	11,672,000	11,672,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,867,000 (Collateralized by $7,945,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $8,025,955)	7,867,000	7,867,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,954,000 (Collateralized by $7,940,200 of various U.S. Treasury Obligations, 4.00%–4.63%, 4/15/10–8/31/11, market value $8,113,383)	7,954,000	7,954,000

TOTAL REPURCHASE AGREEMENTS
(Cost $44,239,000)		44,239,000

TOTAL INVESTMENT SECURITIES
(Cost $44,239,000)—120.5%		44,239,000
Net other assets (liabilities)—(20.5)%		(7,519,715)

NET ASSETS—100.0%		$36,719,285

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $6,290,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $12,321,000)	222	$13,706

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(2,877,823)	$53,696
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(21,505,546)	241,787

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$44,239,000	$44,239,000

Total Investment Securities	–	44,239,000	44,239,000

Other Financial Instruments^	13,706	295,483	309,189

Total Investments	$13,706	$44,534,483	$44,548,189

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$44,239,000

Repurchase agreements, at value	44,239,000

Total Investment Securities, at value	44,239,000
Cash	937
Segregated cash balances with brokers for futures contracts	2,113,948
Unrealized gain on swap agreements	295,483
Receivable for capital shares issued	8,882
Variation margin on futures contracts	194,637
Prepaid expenses	258

Total Assets	46,853,145

Liabilities:
Payable for capital shares redeemed	10,030,485
Advisory fees payable	23,549
Management services fees payable	3,140
Administration fees payable	1,625
Administrative services fees payable	14,704
Distribution fees payable	12,389
Trustee fees payable	127
Transfer agency fees payable	4,871
Fund accounting fees payable	3,251
Compliance services fees payable	989
Other accrued expenses	38,730

Total Liabilities	10,133,860

Net Assets	$36,719,285

Net Assets consist of:
Capital	$87,591,527
Accumulated net realized gains (losses) on investments	(51,181,431)
Net unrealized appreciation (depreciation) on investments	309,189

Net Assets	$36,719,285

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,481,471

Net Asset Value (offering and redemption price per share)	$24.79

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$68,126

Expenses:
Advisory fees	518,607
Management services fees	69,147
Administration fees	29,120
Transfer agency fees	44,735
Administrative services fees	229,446
Distribution fees	172,869
Custody fees	8,415
Fund accounting fees	59,851
Trustee fees	861
Compliance services fees	760
Other fees	89,304

Total Gross Expenses before reductions	1,223,115
Less Expenses reduced by the Advisor	(73,276)

Total Net Expenses	1,149,839

Net Investment Income (Loss)	(1,081,713)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,498)
Net realized gains (losses) on futures contracts	(5,761,745)
Net realized gains (losses) on swap agreements	(22,574,867)
Change in net unrealized appreciation/depreciation on investments	2,227,299

Net Realized and Unrealized Gains (Losses) on Investments	(26,118,811)

Change in Net Assets Resulting from Operations	$(27,200,524)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(1,081,713)	$155,174
Net realized gains (losses) on investments	(28,346,110)	32,021,053
Change in net unrealized appreciation/depreciation on investments	2,227,299	(2,195,396)

Change in net assets resulting from operations	(27,200,524)	29,980,831

Distributions to Shareholders From:
Net investment income	(155,174)	(1,380,886)

Change in net assets resulting from distributions	(155,174)	(1,380,886)

Capital Transactions:
Proceeds from shares issued	491,480,077	801,831,389
Dividends reinvested	155,174	1,380,886
Value of shares redeemed	(480,524,924)	(809,084,472)

Change in net assets resulting from capital transactions	11,110,327	(5,872,197)

Change in net assets	(16,245,371)	22,727,748
Net Assets:
Beginning of period	52,964,656	30,236,908

End of period	$36,719,285	$52,964,656

Accumulated net investment income (loss)	$—	$155,174

Share Transactions:
Issued	15,534,642	27,606,607
Reinvested	5,894	48,131
Redeemed	(15,597,673)	(27,329,563)

Change in shares	(57,137)	325,175

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$34.42	$24.92	$25.78	$28.22	$28.61

Investment Activities:
Net investment income (loss)(a)	(0.48)	0.06	0.85	0.89	0.39
Net realized and unrealized gains (losses) on investments	(9.10)	9.81	(0.71)	(2.99)	(0.78)

Total income (loss) from investment activities	(9.58)	9.87	0.14	(2.10)	(0.39)

Distributions to Shareholders From:
Net investment income	(0.05)	(0.37)	(1.00)	(0.34)	—

Net Asset Value, End of Period	$24.79	$34.42	$24.92	$25.78	$28.22

Total Return	(27.87)%	39.92%	0.60%	(7.50)%	(1.36)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.71%	1.70%	1.74%	1.86%
Net expenses	1.66%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)	(1.57)%	0.22%	3.37%	3.24%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$36,719	$52,965	$30,237	$29,385	$50,812
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short Mid-Cap

The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2009, the Fund had a total return of –35.39%, compared to a total return of 37.37%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITs. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Cree Research Inc (+252.55%), Carmax Inc (+207.74%), and Newfield Exploration Co (+144.20%), while the bottom three performers in this group were Everest Re Group Ltd (+12.53%), New York Community Bancorp (+21.32%), and Vertex Pharmaceuticals Inc (+41.05%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Mid-Cap from November 22, 2004 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short Mid-Cap	11/22/2004	–35.39%	–6.31%	–6.71%	1.71%	1.68%

S&P MidCap 400 Index	11/22/2004	37.37%	3.26%	4.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Short Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(22)%
Swap Agreements	(78)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index – Composition
% of Index

Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	December 31, 2009

Repurchase Agreements (140.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,072,000 (Collateralized by $1,095,000 U.S. Treasury Notes, 1.00%, 12/31/11, market value $1,093,624)	$1,072,000	$1,072,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,032,000 (Collateralized by $1,054,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,053,845)	1,032,000	1,032,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,353,000 (Collateralized by $1,320,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $1,389,754)	1,353,000	1,353,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,006,000 (Collateralized by $1,024,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $1,027,840)	1,006,000	1,006,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,017,000 (Collateralized by $1,027,867 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–1/15/12, market value $1,037,442)	1,017,000	1,017,000

TOTAL REPURCHASE AGREEMENTS
(Cost $5,480,000)		5,480,000

TOTAL INVESTMENT SECURITIES
(Cost $5,480,000)—140.3%		5,480,000
Net other assets (liabilities)—(40.3)%		(1,574,638)

NET ASSETS—100.0%		$3,905,362

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $800,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contract	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $869,400)	12	$(14,732)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$(1,790,367)	$30,674
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	(1,233,174)	53,877

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Mid-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$5,480,000	$5,480,000

Total Investment Securities	–	5,480,000	5,480,000

Other Financial Instruments^	(14,732)	84,551	69,819

Total Investments	$(14,732)	$5,564,551	$5,549,819

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$5,480,000

Repurchase agreements, at value	5,480,000

Total Investment Securities, at value	5,480,000
Cash	46
Segregated cash balances with brokers for futures contracts	90,840
Unrealized gain on swap agreements	84,551
Variation margin on futures contracts	10,680
Prepaid expenses	13

Total Assets	5,666,130

Liabilities:
Payable for capital shares redeemed	1,745,673
Advisory fees payable	3,401
Management services fees payable	453
Administration fees payable	239
Administrative services fees payable	2,302
Distribution fees payable	2,187
Trustee fees payable	19
Transfer agency fees payable	704
Fund accounting fees payable	478
Compliance services fees payable	137
Other accrued expenses	5,175

Total Liabilities	1,760,768

Net Assets	$3,905,362

Net Assets consist of:
Capital	$8,205,817
Accumulated net realized gains (losses) on investments	(4,370,274)
Net unrealized appreciation (depreciation) on investments	69,819

Net Assets	$3,905,362

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	193,718

Net Asset Value (offering and redemption price per share)	$20.16

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$8,121

Expenses:
Advisory fees	61,059
Management services fees	8,141
Administration fees	3,483
Transfer agency fees	5,255
Administrative services fees	24,105
Distribution fees	20,353
Custody fees	9,879
Fund accounting fees	7,049
Trustee fees	101
Compliance services fees	119
Other fees	8,439

Total Gross Expenses before reductions	147,983
Less Expenses reduced by the Advisor	(12,519)

Total Net Expenses	135,464

Net Investment Income (Loss)	(127,343)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(584)
Net realized gains (losses) on futures contracts	(1,740,369)
Net realized gains (losses) on swap agreements	(2,064,113)
Change in net unrealized appreciation/depreciation on investments	312,467

Net Realized and Unrealized Gains (Losses) on Investments	(3,492,599)

Change in Net Assets Resulting from Operations	$(3,619,942)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(127,343)	$49,307
Net realized gains (losses) on investments	(3,805,066)	2,790,525
Change in net unrealized appreciation/depreciation on investments	312,467	(271,348)

Change in net assets resulting from operations	(3,619,942)	2,568,484

Distributions to Shareholders From:
Net investment income	(49,307)	(178,696)

Change in net assets resulting from distributions	(49,307)	(178,696)

Capital Transactions:
Proceeds from shares issued	184,545,951	271,659,231
Dividends reinvested	49,307	178,696
Value of shares redeemed	(181,037,857)	(271,647,239)

Change in net assets resulting from capital transactions	3,557,401	190,688

Change in net assets	(111,848)	2,580,476
Net Assets:
Beginning of period	4,017,210	1,436,734

End of period	$3,905,362	$4,017,210

Accumulated net investment income (loss)	$—	$49,307

Share Transactions:
Issued	7,332,714	10,008,838
Reinvested	2,309	7,008
Redeemed	(7,269,546)	(9,947,474)

Change in shares	65,477	68,372

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$31.33	$24.00	$25.38	$26.39	$29.15

Investment Activities:
Net investment income (loss)(a)	(0.40)	0.14	0.82	0.91	0.40
Net realized and unrealized gains (losses) on investments	(10.68)	7.44	(1.55)	(1.87)	(3.16)

Total income (loss) from investment activities	(11.08)	7.58	(0.73)	(0.96)	(2.76)

Distributions to Shareholders From:
Net investment income	(0.09)	(0.25)	(0.65)	(0.05)	— (b)

Net Asset Value, End of Period	$20.16	$31.33	$24.00	$25.38	$26.39

Total Return	(35.39)%	31.83%	(2.85)%	(3.64)%	(9.46)%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.73%	1.78%	1.82%	2.28%
Net expenses	1.67%	1.63%	1.63%	1.67%	1.98%
Net investment income (loss)	(1.57)%	0.54%	3.41%	3.46%	1.40%

Supplemental Data:
Net assets, end of period (000’s)	$3,905	$4,017	$1,437	$5,210	$4,190
Portfolio turnover rate(c)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short Small-Cap

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. For the year ended December 31, 2009, the Fund had a total return of –32.37%, compared to a total return of 27.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), 3Com Corp (+228.95%), and Skyworks Solutions Inc (+156.14%), while the bottom three performers in this group were UAL Corp (+17.15%), Solera Holdings Inc (+49.42%), and Bally Technologies Inc (+71.83%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short Small-Cap	9/3/2002	–32.37%	–5.56%	–10.92%	1.69%	1.68%

Russell 2000 Index	9/3/2002	27.16%	0.53%	8.51%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(24)%
Swap Agreements	(76)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	4%
Utilities	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	December 31, 2009

Repurchase Agreements (109.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,884,000 (Collateralized by $2,945,500 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,941,799)	$2,884,000	$2,884,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,818,000 (Collateralized by $2,877,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,876,577)	2,818,000	2,818,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,350,000 (Collateralized by $3,315,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $3,420,382)	3,350,000	3,350,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,774,000 (Collateralized by $2,798,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,830,857)	2,774,000	2,774,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,788,000 (Collateralized by $2,667,300 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $2,843,924)	2,788,000	2,788,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,614,000)		14,614,000

TOTAL INVESTMENT SECURITIES
(Cost $14,614,000)—109.3%		14,614,000
Net other assets (liabilities)—(9.3)%		(1,249,218)

NET ASSETS—100.0%		$13,364,782

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $1,930,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,170,670)	51	$(68,573)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(6,773,557)	$86,321
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,361,019)	59,856

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$—	$14,614,000	$14,614,000

Total Investment Securities	—	14,614,000	14,614,000

Other Financial Instruments^	(68,573)	146,177	77,604

Total Investments	$(68,573)	$14,760,177	$14,691,604

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$14,614,000

Repurchase agreements, at value	14,614,000

Total Investment Securities, at value	14,614,000
Cash	783
Segregated cash balances with brokers for futures contracts	204,510
Unrealized gain on swap agreements	146,177
Receivable for capital shares issued	326,729
Variation margin on futures contracts	45,390
Prepaid expenses	89

Total Assets	15,337,678

Liabilities:
Payable for capital shares redeemed	1,933,358
Advisory fees payable	5,539
Management services fees payable	739
Administration fees payable	570
Administrative services fees payable	7,333
Distribution fees payable	6,794
Trustee fees payable	45
Transfer agency fees payable	1,688
Fund accounting fees payable	1,139
Compliance services fees payable	347
Other accrued expenses	15,344

Total Liabilities	1,972,896

Net Assets	$13,364,782

Net Assets consist of:
Capital	$26,822,941
Accumulated net realized gains (losses) on investments	(13,535,763)
Net unrealized appreciation (depreciation) on investments	77,604

Net Assets	$13,364,782

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,121,595

Net Asset Value (offering and redemption price per share)	$11.92

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$23,066

Expenses:
Advisory fees	176,695
Management services fees	23,559
Administration fees	9,835
Transfer agency fees	15,144
Administrative services fees	71,003
Distribution fees	58,898
Custody fees	4,974
Fund accounting fees	20,227
Trustee fees	280
Compliance services fees	324
Other fees	45,611

Total Gross Expenses before reductions	426,550
Less Expenses reduced by the Advisor	(34,497)

Total Net Expenses	392,053

Net Investment Income (Loss)	(368,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,134)
Net realized gains (losses) on futures contracts	(3,972,131)
Net realized gains (losses) on swap agreements	(6,411,456)
Change in net unrealized appreciation/depreciation on investments	671,918

Net Realized and Unrealized Gains (Losses) on Investments	(9,725,803)

Change in Net Assets Resulting from Operations	$(10,094,790)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(368,987)	$120,502
Net realized gains (losses) on investments	(10,397,721)	7,624,219
Change in net unrealized appreciation/depreciation on investments	671,918	(743,488)

Change in net assets resulting from operations	(10,094,790)	7,001,233

Distributions to Shareholders From:
Net investment income	(120,502)	(1,095,474)

Change in net assets resulting from distributions	(120,502)	(1,095,474)

Capital Transactions:
Proceeds from shares issued	534,646,994	480,600,131
Dividends reinvested	120,502	1,095,474
Value of shares redeemed	(523,684,945)	(490,470,721)

Change in net assets resulting from capital transactions	11,082,551	(8,775,116)

Change in net assets	867,259	(2,869,357)
Net Assets:
Beginning of period	12,497,523	15,366,880

End of period	$13,364,782	$12,497,523

Accumulated net investment income (loss)	$—	$120,502

Share Transactions:
Issued	36,100,406	29,358,465
Reinvested	9,695	74,879
Redeemed	(35,693,875)	(29,763,065)

Change in shares	416,226	(329,721)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.72	$14.85	$14.58	$16.62	$17.12

Investment Activities:
Net investment income (loss)(a)	(0.24)	0.08	0.50	0.56	0.23
Net realized and unrealized gains (losses) on investments	(5.49)	3.37	0.15	(2.50)	(0.73)

Total income (loss) from investment activities	(5.73)	3.45	0.65	(1.94)	(0.50)

Distributions to Shareholders From:
Net investment income	(0.07)	(0.58)	(0.38)	(0.10)	—

Net Asset Value, End of Period	$11.92	$17.72	$14.85	$14.58	$16.62

Total Return	(32.37)%	24.08%	4.46%	(11.73)%	(2.92)%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.71%	1.67%	1.67%	1.90%
Net expenses	1.67%	1.63%	1.62%	1.62%	1.90%
Net investment income (loss)	(1.57)%	0.49%	3.42%	3.52%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$13,365	$12,498	$15,367	$13,052	$9,193
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short Dow 30

The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (“DJIA”). For the year ended December 31, 2009, the Fund had a total return of –25.39%, compared to a total return of 22.70%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Alcoa Inc (+43.16%), Walt Disney Co (+42.13%), and Hewlett-Packard Co (+41.94%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Verizon Communications Inc (–2.27%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Dow 30 from May 1, 2006 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short Dow 30	5/1/2006	–25.39%	–4.13%	1.97%	1.68%

Dow Jones Industrial Average	5/1/2006	22.70%	0.42%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Short Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(99)%

Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	20%
Consumer Non-Cyclical	19%
Technology	17%
Financial	11%
Energy	10%
Consumer Cyclical	10%
Communications	9%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	December 31, 2009

Repurchase Agreements (153.0%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $43,000 (Collateralized by $44,000 U.S. Treasury Notes, 1.00%, 12/31/11, market value $43,945)	$43,000	$43,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $43,000 (Collateralized by $44,100 of various U.S. Treasury Securities, 0.08%‡–1.88%, 3/8/10-6/15/12, market value $44,174)	43,000	43,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $43,000 (Collateralized by $42,800 U.S. Treasury Notes, 1.88%, 6/15/12, market value $43,911)	43,000	43,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $43,000 (Collateralized by $45,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $45,169)	43,000	43,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $41,000 (Collateralized by $38,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $41,845)	41,000	41,000

TOTAL REPURCHASE AGREEMENTS
(Cost $213,000)		213,000

TOTAL INVESTMENT SECURITIES
(Cost $213,000)—153.0%		213,000
Net other assets (liabilities)—(53.0)%		(73,782)

NET ASSETS—100.0%		$139,218

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $20,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(60,404)	$2,254
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(77,879)	(1,868)

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Dow 30	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$213,000	$213,000

Total Investment Securities	213,000	213,000

Other Financial Instruments^	386	386

Total Investments	$213,386	$213,386

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$213,000

Repurchase agreements, at value	213,000

Total Investment Securities, at value	213,000
Cash	173
Unrealized gain on swap agreements	2,254
Receivable from Advisor	129
Prepaid expenses	1

Total Assets	215,557

Liabilities:
Payable for capital shares redeemed	73,431
Unrealized loss on swap agreements	1,868
Administration fees payable	8
Administrative services fees payable	26
Distribution fees payable	99
Trustee fees payable	1
Transfer agency fees payable	24
Fund accounting fees payable	16
Compliance services fees payable	5
Other accrued expenses	861

Total Liabilities	76,339

Net Assets	$139,218

Net Assets consist of:
Capital	$138,832
Net unrealized appreciation (depreciation) on investments	386

Net Assets	$139,218

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	17,673

Net Asset Value (offering and redemption price per share)	$7.88

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$316

Expenses:
Advisory fees	3,274
Management services fees	437
Administration fees	177
Transfer agency fees	277
Administrative services fees	123
Distribution fees	1,091
Custody fees	4,321
Fund accounting fees	376
Other fees	667

Total Gross Expenses before reductions	10,743
Less Expenses reduced by the Advisor	(3,543)

Total Net Expenses	7,200

Net Investment Income (Loss)	(6,884)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(283)
Net realized gains (losses) on futures contracts	(25,396)
Net realized gains (losses) on swap agreements	80,871
Change in net unrealized appreciation/depreciation on investments	2,680

Net Realized and Unrealized Gains (Losses) on Investments	57,872

Change in Net Assets Resulting from Operations	$50,988

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(6,884)	$(5,562)
Net realized gains (losses) on investments	55,192	1,288,114
Change in net unrealized appreciation/depreciation on investments	2,680	(3,613)

Change in net assets resulting from operations	50,988	1,278,939

Distributions to Shareholders From:
Net investment income	—	(10,937)
Return of capital	(3,230)	—
Net realized gains on investments	(1,186,639)	—

Change in net assets resulting from distributions	(1,189,869)	(10,937)

Capital Transactions:
Proceeds from shares issued	16,243,046	103,079,409
Dividends reinvested	1,189,869	10,937
Value of shares redeemed	(16,387,069)	(104,320,781)

Change in net assets resulting from capital transactions	1,045,846	(1,230,435)

Change in net assets	(93,035)	37,567
Net Assets:
Beginning of period	232,253	194,686

End of period	$139,218	$232,253

Share Transactions:
Issued	711,253	3,141,986
Reinvested	120,704	379
Redeemed	(821,578)	(3,142,364)

Change in shares	10,379	1

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

					For the period
	For the		For the	For the	May 1, 2006
	year ended		year ended	year ended	through
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$31.84		$26.69	$28.21	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.25)		(0.25)	0.86	0.72
Net realized and unrealized gains (losses) on investments	(6.49	)(c)	6.91	(1.64)	(2.51)

Total income (loss) from investment activities	(6.74)		6.66	(0.78)	(1.79)

Distributions to Shareholders From:
Net investment income	—		(1.51)	(0.74)	—
Return of capital	(0.05)		—	—	—
Net realized gains on investments	(17.17)		—	—	—

Total distributions	(17.22)		(1.51)	(0.74)	—

Net Asset Value, End of Period	$7.88		$31.84	$26.69	$28.21

Total Return	(25.39)%		25.51%	(2.67)%	(6.00)% (d)
Ratios to Average Net Assets:
Gross expenses(e)	2.48%		1.98%	2.37%	2.25%
Net expenses(e)	1.66%		1.63%	1.72% (f)	1.63%
Net investment income (loss)(e)	(1.59)%		(0.79)%	3.21%	3.61%
Supplemental Data:
Net assets, end of period (000’s)	$139		$232	$195	$204
Portfolio turnover rate(g)	—		—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007.
(g)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short NASDAQ-100

The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2009, the Fund had a total return of –40.66%, compared to a total return of 54.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Apple Computer Inc (+146.90%), and Google Inc Class A (+101.52%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short NASDAQ-100	5/1/2002	–40.66%	–5.01%	–9.14%	1.74%	1.68%

NASDAQ-100 Index	5/1/2002	54.63%	3.32%	5.57%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(15)%
Swap Agreements	(85)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	44%
Communications	27%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	December 31, 2009

Repurchase Agreements (100.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,337,000 (Collateralized by $2,386,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,383,901)	$2,337,000	$2,337,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,205,000 (Collateralized by $2,251,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,250,669)	2,205,000	2,205,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,256,000 (Collateralized by $3,209,900 of various U.S. Treasury Securities, 1.88%–3.63%, 10/12/10-6/15/12, market value $3,323,290)	3,256,000	3,256,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,120,000 (Collateralized by $2,138,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,163,868)	2,120,000	2,120,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,145,000 (Collateralized by $2,178,200 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–12/15/11, market value $2,188,051)	2,145,000	2,145,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,063,000)		12,063,000

TOTAL INVESTMENT SECURITIES
(Cost $12,063,000)—100.2%		12,063,000
Net other assets (liabilities)—(0.2)%		(29,094)

NET ASSETS—100.0%		$12,033,906

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $1,940,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $1,785,120)	48	$(66,204)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(772,465)	$12,769
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(9,470,228)	90,704

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$12,063,000	$12,063,000

Total Investment Securities	–	12,063,000	12,063,000

Other Financial Instruments^	(66,204)	103,473	37,269

Total Investments	$(66,204)	$12,166,473	$12,100,269

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$12,063,000

Repurchase agreements, at value	12,063,000

Total Investment Securities, at value	12,063,000
Cash	383
Segregated cash balances with brokers for futures contracts	168,480
Unrealized gain on swap agreements	103,473
Receivable for capital shares issued	366
Variation margin on futures contracts	16,080
Prepaid expenses	38

Total Assets	12,351,820

Liabilities:
Payable for capital shares redeemed	111,315
Payable for closed swap positions	175,400
Advisory fees payable	4,912
Management services fees payable	655
Administration fees payable	447
Administrative services fees payable	5,201
Distribution fees payable	4,354
Trustee fees payable	35
Transfer agency fees payable	1,309
Fund accounting fees payable	895
Compliance services fees payable	294
Other accrued expenses	13,097

Total Liabilities	317,914

Net Assets	$12,033,906

Net Assets consist of:
Capital	$64,223,155
Accumulated net realized gains (losses) on investments	(52,226,518)
Net unrealized appreciation (depreciation) on investments	37,269

Net Assets	$12,033,906

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,003,627

Net Asset Value (offering and redemption price per share)	$11.99

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$19,313

Expenses:
Advisory fees	149,960
Management services fees	19,995
Administration fees	8,481
Transfer agency fees	12,814
Administrative services fees	63,646
Distribution fees	49,987
Custody fees	6,842
Fund accounting fees	17,263
Trustee fees	255
Compliance services fees	154
Other fees	32,864

Total Gross Expenses before reductions	362,261
Less Expenses reduced by the Advisor	(29,408)

Total Net Expenses	332,853

Net Investment Income (Loss)	(313,540)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(73)
Net realized gains (losses) on futures contracts	(4,369)
Net realized gains (losses) on swap agreements	(11,756,586)
Change in net unrealized appreciation/depreciation on investments	676,698

Net Realized and Unrealized Gains (Losses) on Investments	(11,084,330)

Change in Net Assets Resulting from Operations	$(11,397,870)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(313,540)	$112,025
Net realized gains (losses) on investments	(11,761,028)	10,564,658
Change in net unrealized appreciation/depreciation on investments	676,698	(810,954)

Change in net assets resulting from operations	(11,397,870)	9,865,729

Distributions to Shareholders From:
Net investment income	(112,025)	(1,032,789)

Change in net assets resulting from distributions	(112,025)	(1,032,789)

Capital Transactions:
Proceeds from shares issued	193,613,680	327,630,571
Dividends reinvested	112,025	1,032,789
Value of shares redeemed	(186,478,577)	(333,044,894)

Change in net assets resulting from capital transactions	7,247,128	(4,381,534)

Change in net assets	(4,262,767)	4,451,406
Net Assets:
Beginning of period	16,296,673	11,845,267

End of period	$12,033,906	$16,296,673

Accumulated net investment income (loss)	$—	$112,025

Share Transactions:
Issued	12,123,504	19,153,505
Reinvested	8,539	65,783
Redeemed	(11,931,837)	(19,251,152)

Change in shares	200,206	(31,864)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.28	$14.18	$18.18	$18.56	$18.41

Investment Activities:
Net investment income (loss)(a)	(0.24)	0.07	0.59	0.64	0.23
Net realized and unrealized gains (losses) on investments	(8.00)	6.59	(2.63)	(0.88)	(0.08)

Total income (loss) from investment activities	(8.24)	6.66	(2.04)	(0.24)	0.15

Distributions to Shareholders From:
Net investment income	(0.05)	(0.56)	(1.96)	(0.14)	—

Net Asset Value, End of Period	$11.99	$20.28	$14.18	$18.18	$18.56

Total Return	(40.66)%	48.16%	(11.60)%	(1.31)%	0.81%
Ratios to Average Net Assets:
Gross expenses	1.81%	1.76%	1.71%	1.70%	1.85%
Net expenses	1.67%	1.63%	1.63%	1.66%	1.85%
Net investment income (loss)	(1.57)%	0.41%	3.50%	3.34%	1.21%
Supplemental Data:
Net assets, end of period (000’s)	$12,034	$16,297	$11,845	$23,898	$31,588
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Short International

The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2009, the Fund had a total return of -30.28%, compared to a total return of 31.78%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+80.49%), Banco Santander (+73.84%), and HSBC Holdings PLC (+36.13%), while the bottom three performers in this group were Roche Holding AG (+10.29%), Vodafone Group PLC (+14.54%), and Total (+18.80%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short International	8/31/2007	–30.28%	–2.43%	1.76%	1.68%

MSCI EAFE Index	8/31/2007	31.78%	–10.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(52)%
Swap Agreements	(48)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Materials	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	22%
Japan	21%
France	11%
Australia	8%
Germany	8%
Switzerland	8%
Spain	5%
Italy	3%
Netherlands	3%
Other	11%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	December 31, 2009

Repurchase Agreements (94.0%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $436,200 U.S. Treasury Notes, 1.00%, 12/31/11, market value $435,652)	$427,000	$427,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $437,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $436,936)	427,000	427,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $417,900 of various U.S. Treasury Securities, 1.88%–3.63%, 9/16/11–6/15/12, market value $439,502)	427,000	427,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $435,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $436,631)	427,000	427,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $426,000 (Collateralized by $430,100 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $434,572)	426,000	426,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,134,000)		2,134,000

TOTAL INVESTMENT SECURITIES
(Cost $2,134,000)—94.0%		2,134,000
Net other assets (liabilities)—6.0%		135,729

NET ASSETS—100.0%		$2,269,729

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $90,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/19/10 (Underlying notional amount at value $1,177,950)	15	$(5,763)

See accompanying notes to the financial statements.

196

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(558,935)	$6,380
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	(531,310)	5,974

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$2,134,000	$2,134,000

Total Investment Securities	–	2,134,000	2,134,000

Other Financial Instruments^	(5,763)	12,354	6,591

Total Investments	$(5,763)	$2,146,354	$2,140,591

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

197

PROFUNDS VP
ProFund VP Short International

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$2,134,000

Repurchase agreements, at value	2,134,000

Total Investment Securities, at value	2,134,000
Cash	694
Segregated cash balances with brokers for futures contracts	134,175
Unrealized gain on swap agreements	12,354
Variation margin on futures contracts	8,625
Prepaid expenses	18

Total Assets	2,289,866

Liabilities:
Payable for capital shares redeemed	12,803
Advisory fees payable	1,047
Management services fees payable	140
Administration fees payable	78
Administrative services fees payable	1,432
Distribution fees payable	1,440
Trustee fees payable	6
Transfer agency fees payable	230
Fund accounting fees payable	156
Compliance services fees payable	41
Other accrued expenses	2,764

Total Liabilities	20,137

Net Assets	$2,269,729

Net Assets consist of:
Capital	$4,106,205
Accumulated net realized gains (losses) on investments	(1,843,067)
Net unrealized appreciation (depreciation) on investments	6,591

Net Assets	$2,269,729

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	94,201

Net Asset Value (offering and redemption price per share)	$24.09

Statement of Operations

For the year ended December 31, 2009

Investment Income:
Interest	$4,588

Expenses:
Advisory fees	31,555
Management services fees	4,207
Administration fees	1,769
Transfer agency fees	2,782
Administrative services fees	10,238
Distribution fees	10,518
Custody fees	3,883
Fund accounting fees	3,721
Trustee fees	55
Compliance services fees	17
Other fees	4,929

Total Gross Expenses before reductions	73,674
Less Expenses reduced by the Advisor	(4,048)

Total Net Expenses	69,626

Net Investment Income (Loss)	(65,038)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(509,623)
Net realized gains (losses) on swap agreements	(1,375,968)
Change in net unrealized appreciation/depreciation on investments	247,219

Net Realized and Unrealized Gains (Losses) on Investments	(1,638,372)

Change in Net Assets Resulting from Operations	$(1,703,410)

See accompanying notes to the financial statements.

198

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets

	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(65,038)	$(13,002)
Net realized gains (losses) on investments	(1,885,591)	396,486
Change in net unrealized appreciation/depreciation on investments	247,219	(239,596)

Change in net assets resulting from operations	(1,703,410)	143,888

Distributions to Shareholders From:
Net investment income	—	(1,891)
Net realized gains on investments	(368,411)	—

Change in net assets resulting from distributions	(368,411)	(1,891)

Capital Transactions:
Proceeds from shares issued	7,502,569	10,632,948
Dividends reinvested	368,411	1,891
Value of shares redeemed	(8,472,068)	(6,026,430)

Change in net assets resulting from capital transactions	(601,088)	4,608,409

Change in net assets	(2,672,909)	4,750,406
Net Assets:
Beginning of period	4,942,638	192,232

End of period	$2,269,729	$4,942,638

Share Transactions:
Issued	186,653	273,336
Reinvested	14,993	50
Redeemed	(229,189)	(158,182)

Change in shares	(27,543)	115,204

See accompanying notes to the financial statements.

199

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(11.65)	11.48	(0.89)

Total income (loss) from investment activities	(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—	(0.02)	—
Net realized gains on investments	(4.30)	—	—

Total distributions	(4.30)	(0.02)	—

Net Asset Value, End of Period	$24.09	$40.60	$29.39

Total Return	(30.28)%	38.23%	(2.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.75%	1.77%	3.42%
Net expenses(d)	1.66%	1.63%	1.64%	(e)
Net investment income (loss)(d)	(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$2,270	$4,943	$192
Portfolio turnover rate(f)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

200

ProFund VP Short Emerging Markets

The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2009, the Fund had a total return of –48.71%, compared to a total return of 65.16%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Vale S.A. (+139.72%), Vale S.A. – Pref (+133.05%), and Itau Unibanco Banco Holding S.A. (+116.59%), while the bottom three performers in this group were China Mobile Ltd (–8.69%), Teva Pharmaceutical Industries Ltd (+31.97%), and Taiwan Semiconductor Manufacturing Co Ltd (+45.53%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short Emerging Markets	8/31/2007	–48.71%	–22.45%	1.80%	1.68%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	65.16%	–0.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Company

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Energy	22%
Financial	20%
Basic Materials	20%
Communications	17%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	39%
South Korea	10%
China	9%
Hong Kong	9%
Taiwan	9%
India	8%
Mexico	7%
South Africa	4%
Russia	2%
Other	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	December 31, 2009

Repurchase Agreements (101.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $221,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $221,421)	$217,000	$217,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $223,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $222,967)	217,000	217,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $213,000 of various U.S. Treasury Securities, 1.88%–3.63%, 9/16/11–6/15/12, market value $224,041)	217,000	217,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $222,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $222,833)	217,000	217,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $216,000 (Collateralized by $218,200 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $220,396)	216,000	216,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,084,000)		1,084,000

TOTAL INVESTMENT SECURITIES
(Cost $1,084,000)—101.2%		1,084,000
Net other assets (liabilities)—(1.2)%		(12,519)

NET ASSETS—100.0%		$1,071,481

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $40,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(237,410)	$(844)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(835,312)	(2,969)

See accompanying notes to the financial statements.

202

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$1,084,000	$1,084,000

Total Investment Securities	1,084,000	1,084,000

Other Financial Instruments^	(3,813)	(3,813)

Total Investments	$1,080,187	$1,080,187

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

203

PROFUNDS VP
ProFund VP Short Emerging Markets

Statement of Assets and Liabilities

December 31, 2009

Assets:
Total Investment Securities, at cost	$1,084,000

Repurchase agreements, at value	1,084,000

Total Investment Securities, at value	1,084,000
Cash	283
Prepaid expenses	9

Total Assets	1,084,292

Liabilities:
Payable for capital shares redeemed	5,151
Unrealized loss on swap agreements	3,813
Advisory fees payable	294
Management services fees payable	39
Administration fees payable	38
Administrative services fees payable	708
Distribution fees payable	723
Trustee fees payable	3
Transfer agency fees payable	113
Fund accounting fees payable	77
Compliance services fees payable	21
Other accrued expenses	1,831

Total Liabilities	12,811

Net Assets	$1,071,481

Net Assets consist of:
Capital	$3,101,318
Accumulated net realized gains (losses) on investments	(2,026,024)
Net unrealized appreciation (depreciation) on investments	(3,813)

Net Assets	$1,071,481

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	64,687

Net Asset Value (offering and redemption price per share)	$16.516

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$2,747

Expenses:
Advisory fees	17,573
Management services fees	2,343
Administration fees	989
Transfer agency fees	1,554
Administrative services fees	5,584
Distribution fees	5,858
Custody fees	4,257
Fund accounting fees	2,076
Trustee fees	33
Other fees	3,183

Total Gross Expenses before reductions	43,450
Less Expenses reduced by the Advisor	(4,727)

Total Net Expenses	38,723

Net Investment Income (Loss)	(35,976)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	291
Net realized gains (losses) on swap agreements	(1,913,733)
Change in net unrealized appreciation/depreciation on investments	151,797

Net Realized and Unrealized Gains (Losses) on Investments	(1,761,645)

Change in Net Assets Resulting from Operations	$(1,797,621)

See accompanying notes to the financial statements.

204

PROFUNDS VP
ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(35,976)	$(7,656)
Net realized gains (losses) on investments	(1,913,442)	(55,692)
Change in net unrealized appreciation/depreciation on investments	151,797	(156,599)

Change in net assets resulting from operations	(1,797,621)	(219,947)

Distributions to Shareholders From:
Net investment income	—	(1,800)

Change in net assets resulting from distributions	—	(1,800)

Capital Transactions:
Proceeds from shares issued	10,009,578	30,978,480
Dividends reinvested	—	1,800
Value of shares redeemed	(11,080,582)	(26,999,625)

Change in net assets resulting from capital transactions	(1,071,004)	3,980,655

Change in net assets	(2,868,625)	3,758,908
Net Assets:
Beginning of period	3,940,106	181,198

End of period	$1,071,481	$3,940,106

Share Transactions:
Issued	382,509	1,072,711
Reinvested	—	58
Redeemed	(439,847)	(958,158)

Change in shares	(57,338)	114,611

See accompanying notes to the financial statements.

205

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	(15.35)	7.99 (c)	(5.82)

Total income (loss) from investment activities	(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—	(0.03)	—

Net Asset Value, End of Period	$16.56	$32.29	$24.44

Total Return	(48.71)%	32.23%	(18.53)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.86%	1.81%	3.60%
Net expenses(e)	1.66%	1.63%	1.64%	(f)
Net investment income (loss)(e)	(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,071	$3,940	$181
Portfolio turnover rate(g)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

206

ProFund VP UltraShort Dow 30

The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial AverageSM (“DJIA”). For the year ended December 31, 2009, the Fund had a total return of –46.08%, compared to a total return of 22.70%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The DJIA is a price-weighted index maintained by editors of The Wall Street Journal. The DJIA includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies. Components are selected through a discretionary process with no pre-determined criteria except that components should be established U.S. companies that are leaders in their industries, have an excellent reputation, demonstrate sustained growth, are of interest to a large number of investors, and accurately represents the sectors covered by the average. The DJIA is not limited to traditionally defined industrial stocks. Instead, the Index serves as a measure of the entire U.S. market, covering such diverse industries as financial services, technology, retail, entertainment, and consumer goods. Composition changes are rare, and generally occur only after corporate acquisitions or other dramatic shifts in a component’s core business. When such an event necessitates that one component be replaced, the entire Index is reviewed.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Alcoa Inc (+43.16%), Walt Disney Co (+42.13%), and Hewlett-Packard Co (+41.94%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Verizon Communications Inc (–2.27%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort Dow 30 from September 14, 2006 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP UltraShort Dow 30	9/14/2006	–46.08%	–14.79%	1.83%	1.68%

Dow Jones Industrial Average	9/14/2006	22.70%	–1.11%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the Dow Jones Industrial Average (“DJIA”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(45)%
Swap Agreements	(155)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP UltraShort Dow 30 ProFund primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average - Composition
% of Index

Industrial	20%
Consumer Non-Cyclical	19%
Technology	17%
Financial	11%
Energy	10%
Consumer Cyclical	10%
Communications	9%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	December 31, 2009

Repurchase Agreements (269.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $215,000 (Collateralized by $219,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $219,524)	$215,000	$215,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $154,000 (Collateralized by $159,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $158,977)	154,000	154,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $635,000 (Collateralized by $620,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $652,763)	635,000	635,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $116,000 (Collateralized by $120,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $120,450)	116,000	116,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $129,000 (Collateralized by $122,500 U.S. Treasury Notes, 4.63%, 8/31/11, market value $131,775)	129,000	129,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,249,000)		1,249,000

TOTAL INVESTMENT SECURITIES
(Cost $1,249,000)—269.5%		1,249,000
Net other assets (liabilities)—(169.5)%		(785,488)

NET ASSETS—100.0%		$463,512

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $750,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini Dow Jones Futures Contract expiring 3/19/10 (Underlying notional amount at value $207,260)	4	$2,426

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Industrial Average	$(231,508)	$20,385
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Industrial Average	(488,255)	5,559

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort Dow 30	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$1,249,000	$1,249,000

Total Investment Securities	–	1,249,000	1,249,000

Other Financial Instruments^	2,426	25,944	28,370

Total Investments	$2,426	$1,274,944	$1,277,370

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$1,249,000

Repurchase agreements, at value	1,249,000

Total Investment Securities, at value	1,249,000
Cash	22
Segregated cash balances with brokers for futures contracts	26,120
Unrealized gain on swap agreements	25,944
Receivable for capital shares issued	34,361
Variation margin on futures contracts	2,420
Prepaid expenses	3

Total Assets	1,337,870

Liabilities:
Payable for capital shares redeemed	867,956
Advisory fees payable	1,631
Management services fees payable	218
Administration fees payable	85
Administrative services fees payable	965
Distribution fees payable	1,179
Trustee fees payable	7
Transfer agency fees payable	242
Fund accounting fees payable	170
Compliance services fees payable	30
Other accrued expenses	1,875

Total Liabilities	874,358

Net Assets	$463,512

Net Assets consist of:
Capital	$1,959,486
Accumulated net realized gains (losses) on investments	(1,524,344)
Net unrealized appreciation (depreciation) on investments	28,370

Net Assets	$463,512

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	50,563

Net Asset Value (offering and redemption price per share)	$9.17

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$1,144

Expenses:
Advisory fees	11,524
Management services fees	1,537
Administration fees	653
Transfer agency fees	977
Administrative services fees	2,495
Distribution fees	3,841
Custody fees	4,421
Fund accounting fees	1,325
Trustee fees	15
Compliance services fees	29
Other fees	2,056

Total Gross Expenses before reductions	28,873
Less Expenses reduced by the Advisor	(3,509)

Total Net Expenses	25,364

Net Investment Income (Loss)	(24,220)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(417)
Net realized gains (losses) on futures contracts	(225,480)
Net realized gains (losses) on swap agreements	(1,946,990)
Change in net unrealized appreciation/depreciation on investments	46,834

Net Realized and Unrealized Gains (Losses) on Investments	(2,126,053)

Change in Net Assets Resulting from Operations	$(2,150,273)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(24,220)	$4,118
Net realized gains (losses) on investments	(2,172,887)	1,002,377
Change in net unrealized appreciation/depreciation on investments	46,834	(21,451)

Change in net assets resulting from operations	(2,150,273)	985,044

Distributions to Shareholders From:
Net investment income	(4,118)	(8,210)
Net realized gains on investments	(1,016,509)	(231,696)

Change in net assets resulting from distributions	(1,020,627)	(239,906)

Capital Transactions:
Proceeds from shares issued	127,968,624	83,658,651
Dividends reinvested	1,020,627	239,906
Value of shares redeemed	(125,619,267)	(84,536,312)

Change in net assets resulting from capital transactions	3,369,984	(637,755)

Change in net assets	199,084	107,383
Net Assets:
Beginning of period	264,428	157,045

End of period	$463,512	$264,428

Accumulated net investment income (loss)	$—	$4,118

Share Transactions:
Issued	9,944,110	3,192,361
Reinvested	94,067	10,055
Redeemed	(10,000,391)	(3,196,413)

Change in shares	37,786	6,003

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort Dow 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
				For the period
	For the	For the	For the	Sep. 14, 2006
	year ended	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$20.70	$23.18	$26.22	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.21)	0.11	0.68	0.30
Net realized and unrealized gains (losses) on investments	(8.95)	10.79	(3.35)	(4.08)

Total income (loss) from investment activities	(9.16)	10.90	(2.67)	(3.78)

Distributions to Shareholders From:
Net investment income	(0.01)	(0.46)	(0.37)	—
Net realized gains on investments	(2.36)	(12.92)	—	—

Total distributions	(2.37)	(13.38)	(0.37)	—

Net Asset Value, End of Period	$9.17	$20.70	$23.18	$26.22

Total Return	(46.08)%	39.37%	(10.16)%	(12.60)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.89%	1.85%	2.30%	5.58%
Net expenses(d)	1.66%	1.63%	1.91% (e)	1.65%	(e)
Net investment income (loss)(d)	(1.59)%	0.40%	2.90%	3.68%

Supplemental Data:
Net assets, end of period (000’s)	$464	$264	$157	$175
Portfolio turnover rate(f)	—	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP UltraShort NASDAQ-100

The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2009, the Fund had a total return of -64.10%, compared to a total return of 54.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Apple Computer Inc (+146.90%), and Google Inc Class A (+101.52%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraShort NASDAQ-100 from September 14, 2006 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP UltraShort NASDAQ-100	9/14/2006	–64.10%	–23.13%	1.86%	1.68%

NASDAQ-100 Index	9/14/2006	54.63%	2.11%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(200)%

Total Exposure	(200)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	44%
Communications	27%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	December 31, 2009

Repurchase Agreements (318.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $245,000 (Collateralized by $250,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $249,985)	$245,000	$245,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $245,000 (Collateralized by $251,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $250,963)	245,000	245,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $245,000 (Collateralized by $245,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $257,947)	245,000	245,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $245,000 (Collateralized by $250,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $250,937)	245,000	245,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $245,000 (Collateralized by $232,500 U.S. Treasury Notes, 4.63%, 8/31/11, market value $250,104)	245,000	245,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,225,000)		1,225,000

TOTAL INVESTMENT SECURITIES
(Cost $1,225,000)—318.6%		1,225,000
Net other assets (liabilities)—(218.6)%		(840,489)

NET ASSETS—100.0%		$384,511

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $270,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(99,731)	$19,031
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(670,368)	6,421

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraShort NASDAQ-100	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:

Repurchase Agreements	$1,225,000	$1,225,000

Total Investment Securities	1,225,000	1,225,000

Other Financial Instruments^	25,452	25,452

Total Investments	$1,250,452	$1,250,452

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$1,225,000

Repurchase agreements, at value	1,225,000

Total Investment Securities, at value	1,225,000
Cash	737
Unrealized gain on swap agreements	25,452
Prepaid expenses	8

Total Assets	1,251,197

Liabilities:
Payable for capital shares redeemed	860,366
Advisory fees payable	1,891
Management services fees payable	252
Administration fees payable	55
Administrative services fees payable	785
Distribution fees payable	907
Trustee fees payable	4
Transfer agency fees payable	213
Fund accounting fees payable	110
Compliance services fees payable	42
Other accrued expenses	2,061

Total Liabilities	866,686

Net Assets	$384,511

Net Assets consist of:
Capital	$1,116,430
Accumulated net realized gains (losses) on investments	(757,371)
Net unrealized appreciation (depreciation) on investments	25,452

Net Assets	$384,511

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	31,258

Net Asset Value (offering and redemption price per share)	$12.30

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$2,069

Expenses:
Advisory fees	18,039
Management services fees	2,405
Administration fees	1,012
Transfer agency fees	1,522
Administrative services fees	4,602
Distribution fees	6,013
Custody fees	4,371
Fund accounting fees	2,054
Trustee fees	19
Compliance services fees	26
Other fees	3,526

Total Gross Expenses before reductions	43,589
Less Expenses reduced by the Advisor	(3,412)

Total Net Expenses	40,177

Net Investment Income (Loss)	(38,108)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(70)
Net realized gains (losses) on futures contracts	(78,113)
Net realized gains (losses) on swap agreements	(4,228,816)
Change in net unrealized appreciation/depreciation on investments	31,503

Net Realized and Unrealized Gains (Losses) on Investments	(4,275,496)

Change in Net Assets Resulting from Operations	$(4,313,604)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(38,108)	$3,579
Net realized gains (losses) on investments	(4,306,999)	(961,667)
Change in net unrealized appreciation/depreciation on investments	31,503	(8,856)

Change in net assets resulting from operations	(4,313,604)	(966,944)

Distributions to Shareholders From:
Net investment income	(3,579)	(7,203)

Change in net assets resulting from distributions	(3,579)	(7,203)

Capital Transactions:
Proceeds from shares issued	221,041,301	124,660,310
Dividends reinvested	3,579	7,203
Value of shares redeemed	(216,989,724)	(123,183,584)

Change in net assets resulting from capital transactions	4,055,156	1,483,929

Change in net assets	(262,027)	509,782
Net Assets:
Beginning of period	646,538	136,756

End of period	$384,511	$646,538

Accumulated net investment income (loss)	$—	$3,579

Share Transactions:
Issued	12,148,470	4,660,527
Reinvested	243	307
Redeemed	(12,136,303)	(4,649,194)

Change in shares	12,410	11,640

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP UltraShort NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
					For the period
	For the	For the		For the	Sep. 14, 2006
	year ended	year ended		year ended	through
	Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006(a)

Net Asset Value, Beginning of Period	$34.30	$18.97		$26.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.29)	0.06		0.60	0.29
Net realized and unrealized gains (losses) on investments	(21.71)	15.43	(c)	(7.68)	(3.90)

Total income (loss) from investment activities	(22.00)	15.49		(7.08)	(3.61)

Distributions to Shareholders From:
Net investment income	— (d)	(0.16)		(0.34)	—

Net Asset Value, End of Period	$12.30	$34.30		$18.97	$26.39

Total Return	(64.10)%	82.06%		(26.92)%	(12.03)%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.82%	1.87%		2.48%	5.46%
Net expenses(f)	1.68%	1.63%		1.92% (g)	1.66%	(g)
Net investment income (loss)(f)	(1.59)%	0.24%		2.88%	3.71%

Supplemental Data:
Net assets, end of period (000’s)	$385	$647		$137	$176
Portfolio turnover rate(h)	—	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the year ended December 31, 2007 and 1.63% for the period September 14, 2006 through December 31, 2006.

(h)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Banks

The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index. For the year ended December 31, 2009, the Fund had a total return of –4.24%, compared to a return of –1.02%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Banks Index measures the performance of the banking sector of the U.S. equity market. Component companies include regional and major U.S. domiciled banks engaged in a wide range of financial services, including retail banking, loans, and money transmissions.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Wells Fargo & Co (+114.93%), JP Morgan Chase & Co (+32.16%), and Fifth Third Bancorp (+18.04%), while the bottom three performers in this group were Citigroup Inc (–50.67%), Sun Trust Banks Inc (–31.31%), and U.S. Bancorp (–10.00%).

Value of a $10,000 Investment†

†
The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Banks from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Banks	5/1/2002	–4.24%	–15.69%	–7.86%	1.86%	1.68%

Dow Jones U.S. Banks Index	5/1/2002	–1.02%	–13.35%	–5.38%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Banks

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Banks seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Banks Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	84%
Swap Agreements	16%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	22.8%
Wells Fargo & Co.	18.4%
Bank of America Corp.	8.2%
U.S. Bancorp	4.7%
Citigroup, Inc.	4.7%

Dow Jones U.S. Banks Index - Composition
The Dow Jones U.S. Banks Index is comprised of a single sector.

PROFUNDS VP ProFund VP Banks	Schedule of Portfolio Investments December 31, 2009

Common Stocks (84.0%)
	Shares	Value

Associated Banc-Corp (Banks)	1,150	$12,662
Astoria Financial Corp. (Savings & Loans)	805	10,006
BancorpSouth, Inc. (Banks)	805	18,885
Bank of America Corp. (Banks)	38,410	578,455
Bank of Hawaii Corp. (Banks)	460	21,648
BB&T Corp. (Banks)	6,670	169,218
BOK Financial Corp. (Banks)	230	10,930
CapitalSource, Inc. (Diversified Financial Services)	2,530	10,044
Capitol Federal Financial (Savings & Loans)	230	7,236
Cathay Bancorp, Inc. (Banks)	575	4,341
Citigroup, Inc. (Diversified Financial Services)	99,135	328,137
City National Corp. (Banks)	460	20,976
Comerica, Inc. (Banks)	1,495	44,207
Commerce Bancshares, Inc. (Banks)	690	26,717
Cullen/Frost Bankers, Inc. (Banks)	575	28,750
East West Bancorp, Inc. (Banks)	805	12,719
F.N.B. Corp. (Banks)	1,150	7,809
Fifth Third Bancorp (Banks)	7,705	75,124
First Financial Bankshares, Inc. (Banks)	230	12,473
First Horizon National Corp.* (Banks)	2,186	29,292
First Midwest Bancorp, Inc. (Banks)	460	5,009
First Niagara Financial Group, Inc. (Savings & Loans)	1,840	25,594
FirstMerit Corp. (Banks)	805	16,213
Fulton Financial Corp. (Banks)	1,725	15,042
Glacier Bancorp, Inc. (Banks)	575	7,889
Hancock Holding Co. (Banks)	345	15,108
Hudson City Bancorp, Inc. (Savings & Loans)	4,715	64,737
Huntington Bancshares, Inc. (Banks)	6,785	24,765
IBERIABANK Corp. (Banks)	230	12,376
International Bancshares Corp. (Banks)	575	10,885
J.P. Morgan Chase & Co. (Diversified Financial Services)	38,410	1,600,545
KeyCorp (Banks)	8,625	47,869
M&T Bank Corp. (Banks)	690	46,154
Marshall & Ilsley Corp. (Banks)	4,945	26,950
MB Financial, Inc. (Banks)	460	9,071
National Penn Bancshares, Inc. (Banks)	1,265	7,324
New York Community Bancorp (Savings & Loans)	4,140	60,071
NewAlliance Bancshares, Inc. (Savings & Loans)	920	11,049
Northern Trust Corp. (Banks)	2,300	120,520
Old National Bancorp (Banks)	805	10,006
PacWest Bancorp (Banks)	230	4,635
Park National Corp. (Banks)	115	6,771
People’s United Financial, Inc. (Banks)	3,335	55,694
PNC Financial Services Group (Banks)	4,485	236,763
Popular, Inc. (Banks)	6,210	14,035
PrivateBancorp, Inc. (Banks)	690	6,189
Prosperity Bancshares, Inc. (Banks)	460	18,616
Provident Financial Services, Inc. (Savings & Loans)	575	6,124
Regions Financial Corp. (Banks)	11,615	61,443
Sterling Bancshares, Inc. (Banks)	805	4,130
SunTrust Banks, Inc. (Banks)	4,830	98,001
Susquehanna Bancshares, Inc. (Banks)	805	4,741
SVB Financial Group* (Banks)	345	14,383
Synovus Financial Corp. (Banks)	4,140	8,487
TCF Financial Corp. (Banks)	1,150	15,663
TFS Financial Corp. (Savings & Loans)	920	11,169
TrustCo Bank Corp. NY (Banks)	690	4,347
Trustmark Corp. (Banks)	575	12,961
U.S. Bancorp (Banks)	14,630	329,321
UMB Financial Corp. (Banks)	345	13,576
Umpqua Holdings Corp. (Banks)	805	10,795
United Bankshares, Inc. (Banks)	460	9,186
Valley National Bancorp (Banks)	1,380	19,499
Washington Federal, Inc. (Savings & Loans)	1,150	22,241
Webster Financial Corp. (Banks)	690	8,190
Wells Fargo & Co. (Banks)	47,840	1,291,202
Westamerica Bancorp (Banks)	230	12,735
Whitney Holding Corp. (Banks)	920	8,381
Wilmington Trust Corp. (Banks)	690	8,515
Wintrust Financial Corp. (Banks)	230	7,082
Zions Bancorp (Banks)	1,380	17,705

TOTAL COMMON STOCKS
(Cost $3,261,368)		5,909,386

TOTAL INVESTMENT SECURITIES
(Cost $3,261,368)—84.0%		5,909,386
Net other assets (liabilities)—16.0%		1,123,709

NET ASSETS—100.0%		7,033,095

*	Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Banks	Schedule of Portfolio Investments December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Banks Index	$1,099,670	$(330)

ProFund VP Banks invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$3,752,433	53.3%
Diversified Financial Services	1,938,726	27.6%
Savings & Loans	218,227	3.1%
Other**	1,123,709	16.0%

Total	$7,033,095	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009.The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$5,909,386	$–	$5,909,386

Total Investment Securities	5,909,386	–	5,909,386

Other Financial Instruments^	–	(330)	(330)

Total Investments	$5,909,386	$(330)	$5,909,056

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$3,261,368

Securities, at value	5,909,386

Total Investment Securities, at value	5,909,386
Dividends receivable	3,806
Receivable for investments sold	1,485,251
Prepaid expenses	36

Total Assets	7,398,479

Liabilities:
Cash overdraft	13,830
Payable for capital shares redeemed	332,074
Unrealized loss on swap agreements	330
Advisory fees payable	4,759
Management services fees payable	635
Administration fees payable	285
Administrative services fees payable	2,651
Distribution fees payable	1,902
Trustee fees payable	22
Transfer agency fees payable	884
Fund accounting fees payable	570
Compliance services fees payable	160
Other accrued expenses	7,282

Total Liabilities	365,384

Net Assets	$7,033,095

Net Assets consist of:
Capital	$23,269,884
Accumulated net investment income (loss)	6,965
Accumulated net realized gains (losses) on investments	(18,891,442)
Net unrealized appreciation (depreciation) on investments	2,647,688

Net Assets	$7,033,095

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	599,047

Net Asset Value (offering and redemption price per share)	$11.74

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$187,918
Interest	34

Total Investment Income	187,952

Expenses:
Advisory fees	81,466
Management services fees	10,862
Administration fees	4,564
Transfer agency fees	6,892
Administrative services fees	37,822
Distribution fees	27,155
Custody fees	11,895
Fund accounting fees	9,777
Trustee fees	126
Compliance services fees	11
Other fees	13,221

Total Gross Expenses before reductions	203,791
Less Expenses reduced by the Advisor	(22,804)

Total Net Expenses	180,987

Net Investment Income (Loss)	6,965

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(3,328,982)
Net realized gains (losses) on swap agreements	(61,664)
Change in net unrealized appreciation/depreciation on investments	1,878,058

Net Realized and Unrealized Gains (Losses) on Investments	(1,512,588)

Change in Net Assets Resulting from Operations	$(1,505,623)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$6,965	$462,090
Net realized gains (losses) on investments	(3,390,646)	(12,083,447)
Change in net unrealized appreciation/depreciation on investments	1,878,058	(136,025)

Change in net assets resulting from operations	(1,505,623)	(11,757,382)

Distributions to Shareholders From:
Net investment income	(462,090)	(226,667)
Net realized gains on investments	(10,822)	—

Change in net assets resulting from distributions	(472,912)	(226,667)

Capital Transactions:
Proceeds from shares issued	85,555,597	137,543,100
Dividends reinvested	472,912	226,667
Value of shares redeemed	(95,031,978)	(117,647,272)

Change in net assets resulting from capital transactions	(9,003,469)	20,122,495

Change in net assets	(10,982,004)	8,138,446
Net Assets:
Beginning of period	18,015,099	9,876,653

End of period	$7,033,095	$18,015,099

Accumulated net investment income (loss)	$6,965	$462,090

Share Transactions:
Issued	8,611,795	7,237,514
Reinvested	37,033	12,128
Redeemed	(9,461,367)	(6,244,429)

Change in shares	(812,539)	1,005,213

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Banks

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$12.76	$24.30	$34.74	$30.26	$36.81

Investment Activities:
Net investment income (loss)(a)	0.01	0.63	0.80	0.56	0.56
Net realized and unrealized gains (losses) on investments	(0.51)	(11.96)	(10.03)	4.09	(0.92)

Total income (loss) from investment activities	(0.50)	(11.33)	(9.23)	4.65	(0.36)

Distributions to Shareholders From:
Net investment income	(0.51)	(0.21)	(1.21)	(0.17)	(1.20)
Net realized gains on investments	(0.01)	—	—	—	(4.99)

Total distributions	(0.52)	(0.21)	(1.21)	(0.17)	(6.19)

Net Asset Value, End of Period	$11.74	$12.76	$24.30	$34.74	$30.26

Total Return	(4.24)%	(46.91)%	(27.27)%	15.41%	(0.15)%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.87%	1.91%	1.80%	2.03%
Net expenses	1.67%	1.63%	1.63%	1.69%	1.98%
Net investment income (loss)	0.06%	3.46%	2.50%	1.74%	1.67%

Supplemental Data:
Net assets, end of period (000’s)	$7,033	$18,015	$9,877	$13,296	$11,872
Portfolio turnover rate(b)	913%	997%	683%	431%	883%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Basic Materials

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2009, the Fund had a total return of 62.38%, compared to a return of 65.51%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Freeport-McMoRan Copper & Gold Inc (+228.52%), International Paper Co (+126.95%), and Peabody Energy Corp (+98.73%), while the bottom three performers in this group were Nucor Corp (+.97%), Newmont Mining Corp (+16.24%), and E.I. DuPont de Nemours & Co (+33.08%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Basic Materials	5/1/2002	62.38%	4.05%	5.55%	1.71%	1.68%

Dow Jones U.S. Basic Materials Index	5/1/2002	65.51%	5.95%	7.88%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Freeport-McMoRan Copper & Gold, Inc.—Class B	8.6%
The Dow Chemical Co.	8.2%
E.I. du Pont de Nemours & Co.	7.4%
Praxair, Inc.	6.4%
Newmont Mining Corp.	5.8%

Dow Jones U.S. Basic Materials Index - Composition
% of Index

Chemicals	52%
Industrial Metals	27%
Mining	18%
Forestry and Paper	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	December 31, 2009

Common Stocks (100.0%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	36,788	$2,982,035
Airgas, Inc. (Chemicals)	12,984	618,038
AK Steel Holding Corp. (Iron/Steel)	20,558	438,913
Albemarle Corp. (Chemicals)	16,771	609,961
Alcoa, Inc. (Mining)	181,235	2,921,508
Allegheny Technologies, Inc. (Iron/Steel)	17,312	775,058
Alpha Natural Resources, Inc.* (Coal)	29,214	1,267,303
Arch Coal, Inc. (Coal)	30,296	674,086
Ashland, Inc. (Chemicals)	12,443	492,992
Avery Dennison Corp. (Household Products/Wares)	21,099	769,903
Cabot Corp. (Chemicals)	9,197	241,237
Calgon Carbon Corp.* (Environmental Control)	10,279	142,878
Carpenter Technology Corp. (Iron/Steel)	8,115	218,699
Celanese Corp.—Series A (Chemicals)	26,509	850,939
CF Industries Holdings, Inc. (Chemicals)	10,279	933,128
Cliffs Natural Resources, Inc. (Iron/Steel)	24,345	1,122,061
Coeur d’Alene Mines Corp.* (Mining)	14,607	263,803
Commercial Metals Co. (Metal Fabricate/Hardware)	21,099	330,199
Compass Minerals International, Inc. (Mining)	5,951	399,848
CONSOL Energy, Inc. (Coal)	33,542	1,670,392
Cytec Industries, Inc. (Chemicals)	9,197	334,955
Domtar Corp.* (Forest Products & Paper)	7,574	419,675
E.I. du Pont de Nemours & Co. (Chemicals)	157,972	5,318,917
Eastman Chemical Co. (Chemicals)	12,984	782,156
Ecolab, Inc. (Chemicals)	43,821	1,953,978
FMC Corp. (Chemicals)	13,525	754,154
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	76,822	6,168,038
Fuller (H.B.) Co. (Chemicals)	9,197	209,232
Hecla Mining Co.* (Mining)	43,821	270,814
Huntsman Corp. (Chemicals)	30,837	348,150
International Flavors & Fragrances, Inc. (Chemicals)	14,607	600,932
International Paper Co. (Forest Products & Paper)	74,117	1,984,853
Intrepid Potash, Inc.* (Chemicals)	8,115	236,715
Kaiser Aluminum Corp. (Mining)	2,705	112,582
Lubrizol Corp. (Chemicals)	12,443	907,717
Massey Energy Co. (Coal)	15,689	659,095
Minerals Technologies, Inc. (Chemicals)	3,246	176,810
NewMarket Corp. (Chemicals)	2,164	248,362
Newmont Mining Corp. (Mining)	88,724	4,197,533
Nucor Corp. (Iron/Steel)	53,018	2,473,290
Olin Corp. (Chemicals)	12,984	227,480
OM Group, Inc.* (Chemicals)	5,951	186,802
Patriot Coal Corp.* (Coal)	14,066	217,460
Peabody Energy Corp. (Coal)	49,772	2,250,192
PPG Industries, Inc. (Chemicals)	30,837	1,805,198
Praxair, Inc. (Chemicals)	57,346	4,605,457
Reliance Steel & Aluminum Co. (Iron/Steel)	11,902	514,405
Rockwood Holdings, Inc.* (Chemicals)	9,197	216,681
Royal Gold, Inc. (Mining)	7,574	356,735
RPM, Inc. (Chemicals)	23,804	483,935
RTI International Metals, Inc.* (Mining)	5,410	136,170
Schulman (A.), Inc. (Chemicals)	4,328	87,339
Sensient Technologies Corp. (Chemicals)	9,197	241,881
Sigma-Aldrich Corp. (Chemicals)	19,476	984,122
Solutia, Inc.* (Chemicals)	22,722	288,569
Southern Copper Corp. (Mining)	39,493	1,299,715
Steel Dynamics, Inc. (Iron/Steel)	40,034	709,403
Terra Industries, Inc. (Chemicals)	18,394	592,103
The Dow Chemical Co. (Chemicals)	213,154	5,889,445
The Mosaic Co. (Chemicals)	27,591	1,648,011
Titanium Metals Corp.* (Mining)	15,689	196,426
United States Steel Corp. (Iron/Steel)	26,509	1,461,176
USEC, Inc.* (Mining)	21,099	81,231
Valspar Corp. (Chemicals)	17,312	469,848
W.R. Grace & Co.* (Chemicals)	11,361	288,001
Walter Energy, Inc. (Holding Companies-Diversified)	9,738	733,369
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	9,197	106,685
Worthington Industries, Inc. (Metal Fabricate/Hardware)	11,902	155,559

TOTAL COMMON STOCKS
(Cost $49,980,984)		72,114,337

TOTAL INVESTMENT SECURITIES
(Cost $49,980,984)—100.0%		72,114,337
Net other assets (liabilities)—NM		(8,158)

NET ASSETS—100.0%		$72,106,179

*	Non-income producing security

See accompanying notes to the financial statements.

226

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	December 31, 2009

ProFund VP Basic Materials invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Chemicals	$36,615,280	50.8%
Coal	6,738,528	9.3%
Environmental Control	142,878	0.2%
Forest Products & Paper	2,511,213	3.5%
Holding Companies-Diversified	733,369	1.0%
Household Products/Wares	769,903	1.1%
Iron/Steel	7,713,005	10.7%
Metal Fabricate/Hardware	485,758	0.7%
Mining	16,404,403	22.7%
Other**	(8,158)	NM

Total	$72,106,179	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$72,114,337	$72,114,337

Total Investment Securities	$72,114,337	$72,114,337

See accompanying notes to the financial statements.

227

PROFUNDS VP
ProFund VP Basic Materials

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$49,980,984

Securities, at value	72,114,337

Total Investment Securities, at value	72,114,337
Dividends receivable	96,750
Receivable for capital shares issued	90,932
Prepaid expenses	87

Total Assets	72,302,106

Liabilities:
Cash overdraft	38,620
Payable for capital shares redeemed	21,397
Advisory fees payable	34,020
Management services fees payable	4,536
Administration fees payable	2,431
Administrative services fees payable	27,311
Distribution fees payable	22,174
Trustee fees payable	190
Transfer agency fees payable	6,909
Fund accounting fees payable	4,862
Compliance services fees payable	842
Other accrued expenses	32,635

Total Liabilities	195,927

Net Assets	$72,106,179

Net Assets consist of:
Capital	$84,652,401
Accumulated net investment income (loss)	336,513
Accumulated net realized gains (losses) on investments	(35,016,088)
Net unrealized appreciation (depreciation) on investments	22,133,353

Net Assets	$72,106,179

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,782,677

Net Asset Value (offering and redemption price per share)	$40.45

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,054,670
Interest	67

Total Investment Income	1,054,737

Expenses:
Advisory fees	322,386
Management services fees	42,984
Administration fees	17,974
Transfer agency fees	26,869
Administrative services fees	142,063
Distribution fees	107,462
Custody fees	10,917
Fund accounting fees	36,780
Trustee fees	543
Compliance services fees	813
Other fees	72,750

Total Gross Expenses before reductions	781,541
Less Expenses reduced by the Advisor	(63,317)

Total Net Expenses	718,224

Net Investment Income (Loss)	336,513

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,255,210)
Change in net unrealized appreciation/depreciation on investments	26,443,960

Net Realized and Unrealized Gains (Losses) on Investments	16,188,750

Change in Net Assets Resulting from Operations	$16,525,263

See accompanying notes to the financial statements.

228

PROFUNDS VP
ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$336,513	$266,272
Net realized gains (losses) on investments	(10,255,210)	(13,813,582)
Change in net unrealized appreciation/depreciation on investments	26,443,960	(28,617,663)

Change in net assets resulting from operations	16,525,263	(42,164,973)

Distributions to Shareholders From:
Net investment income	(266,272)	(252,811)

Change in net assets resulting from distributions	(266,272)	(252,811)

Capital Transactions:
Proceeds from shares issued	123,202,726	207,429,810
Dividends reinvested	266,272	252,811
Value of shares redeemed	(92,257,936)	(260,659,972)

Change in net assets resulting from capital transactions	31,211,062	(52,977,351)

Change in net assets	47,470,053	(95,395,135)
Net Assets:
Beginning of period	24,636,126	120,031,261

End of period	$72,106,179	$24,636,126

Accumulated net investment income (loss)	$336,513	$266,272

Share Transactions:
Issued	3,746,237	4,156,195
Reinvested	7,018	5,604
Redeemed	(2,955,366)	(5,499,117)

Change in shares	797,889	(1,337,318)

See accompanying notes to the financial statements.

229

PROFUNDS VP
ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$25.02	$51.69	$39.75	$34.55	$36.18

Investment Activities:
Net investment income (loss)(a)	0.26	0.14	0.15	0.39	0.13
Net realized and unrealized gains (losses) on investments	15.34	(26.65)	12.03	4.94	0.59

Total income (loss) from investment activities	15.60	(26.51)	12.18	5.33	0.72

Distributions to Shareholders From:
Net investment income	(0.17)	(0.16)	(0.24)	(0.13)	(0.03)
Net realized gains on investments	—	—	—	—	(2.32)

Total distributions	(0.17)	(0.16)	(0.24)	(0.13)	(2.35)

Net Asset Value, End of Period	$40.45	$25.02	$51.69	$39.75	$34.55

Total Return	62.38%	(51.42)%	30.71%	15.48%	2.44%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.73%	1.71%	1.79%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.74%	1.91%
Net investment income (loss)	0.78%	0.28%	0.33%	1.05%	0.36%

Supplemental Data:
Net assets, end of period (000’s)	$72,106	$24,636	$120,031	$30,632	$34,750
Portfolio turnover rate(b)	180%	191%	280%	378%	650%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

230

ProFund VP Biotechnology

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. For the year ended December 31, 2009, the Fund had a total return of 3.72%, compared to a return of 5.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), Life Technologies Corp (+124.02%), and Vertex Pharmaceuticals Inc (+41.05%), while the bottom three performers in this group were Genzyme Corp (–26.16%), Gilead Sciences Inc (–15.39%), and Amgen Inc (–2.04%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Biotechnology	1/22/2001	3.72%	3.61%	–0.33%	1.74%	1.68%

Dow Jones U.S. Biotechnology Index	1/22/2001	5.13%	5.35%	1.73%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Swap Agreements	12%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Amgen, Inc.	24.7%
Gilead Sciences, Inc.	18.6%
Genzyme Corp.	6.1%
Biogen Idec, Inc.	4.5%
Celgene Corp.	4.4%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	December 31, 2009

Common Stocks (87.7%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,456	$36,720
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,328	162,473
Amgen, Inc.* (Biotechnology)	35,068	1,983,797
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,784	67,885
Biogen Idec, Inc.* (Biotechnology)	6,720	359,520
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,744	70,425
Celera Corp.* (Biotechnology)	3,016	20,841
Celgene Corp.* (Biotechnology)	6,368	354,570
Charles River Laboratories International, Inc.* (Biotechnology)	2,496	84,090
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	41,430
Dendreon Corp.* (Biotechnology)	4,888	128,457
Gen-Probe, Inc.* (Healthcare-Products)	1,872	80,309
Genzyme Corp.* (Biotechnology)	9,984	489,316
Gilead Sciences, Inc.* (Pharmaceuticals)	34,424	1,489,871
Human Genome Sciences, Inc.* (Biotechnology)	6,864	210,038
Illumina, Inc.* (Biotechnology)	4,680	143,442
Incyte, Corp.* (Biotechnology)	4,160	37,898
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,536	39,250
Life Technologies Corp.* (Biotechnology)	6,760	353,075
Myriad Genetics, Inc.* (Biotechnology)	3,640	95,004
Nektar Therapeutics* (Biotechnology)	3,536	32,955
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	64,078
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	67,769
PDL BioPharma, Inc. (Biotechnology)	4,472	30,678
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,392	57,839
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,288	31,140
Techne Corp. (Healthcare-Products)	1,456	99,823
United Therapeutics Corp.* (Pharmaceuticals)	1,768	93,085
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,280	311,948

TOTAL COMMON STOCKS
(Cost $3,648,050)		7,037,726

Repurchase Agreements (0.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $11,000 (Collateralized by $11,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $11,286)	$11,000	$11,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $5,999)	5,000	5,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $53,000 (Collateralized by $55,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $57,906)	53,000	53,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000 (Collateralized by $4,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $5,163)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,000)		75,000

TOTAL INVESTMENT SECURITIES
(Cost $3,723,050)—88.6%		7,112,726
Net other assets (liabilities)—11.4%		917,850

NET ASSETS—100.0%		$8,030,576

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

See accompanying notes to the financial statements.

232

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$999,700	$(300)

ProFund VP Biotechnology invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Biotechnology	$4,923,801	61.4%
Healthcare-Products	180,132	2.2%
Pharmaceuticals	1,933,793	24.1%
Other**	992,850	12.3%

Total	$8,030,576	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$7,037,726	$–	$7,037,726
Repurchase Agreements	–	75,000	75,000

Total Investment Securities	7,037,726	75,000	7,112,726

Other Financial Instruments^	–	(300)	(300)

Total Investments	$7,037,726	$74,700	$7,112,426

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

233

PROFUNDS VP
ProFund VP Biotechnology

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$3,723,050

Securities, at value	7,037,726
Repurchase agreements, at value	75,000

Total Investment Securities, at value	7,112,726
Cash	481
Receivable for investments sold	1,012,521
Prepaid expenses	37

Total Assets	8,125,765

Liabilities:
Payable for capital shares redeemed	75,701
Unrealized loss on swap agreements	300
Advisory fees payable	5,009
Management services fees payable	668
Administration fees payable	268
Administrative services fees payable	2,561
Distribution fees payable	1,881
Trustee fees payable	21
Transfer agency fees payable	798
Fund accounting fees payable	535
Compliance services fees payable	141
Other accrued expenses	7,306

Total Liabilities	95,189

Net Assets	$8,030,576

Net Assets consist of:
Capital	$22,647,461
Accumulated net realized gains (losses) on investments	(18,006,261)
Net unrealized appreciation (depreciation) on investments	3,389,376

Net Assets	$8,030,576

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	369,072

Net Asset Value (offering and redemption price per share)	$21.76

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$14,174
Interest	39

Total Investment Income	14,213

Expenses:
Advisory fees	94,297
Management services fees	12,573
Administration fees	5,331
Transfer agency fees	8,236
Administrative services fees	43,721
Distribution fees	31,432
Custody fees	4,887
Fund accounting fees	11,198
Trustee fees	189
Other fees	16,223

Total Gross Expenses before reductions	228,087
Less Expenses reduced by the Advisor	(19,806)

Total Net Expenses	208,281

Net Investment Income (Loss)	(194,068)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	787,798
Net realized gains (losses) on swap agreements	(58,229)
Change in net unrealized appreciation/depreciation on investments	(1,254,478)

Net Realized and Unrealized Gains (Losses) on Investments	(524,909)

Change in Net Assets Resulting from Operations	$(718,977)

See accompanying notes to the financial statements.

234

PROFUNDS VP
ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(194,068)	$(270,614)
Net realized gains (losses) on investments	729,569	(3,833,574)
Change in net unrealized appreciation/depreciation on investments	(1,254,478)	969,886

Change in net assets resulting from operations	(718,977)	(3,134,302)

Capital Transactions:
Proceeds from shares issued	22,057,638	78,321,949
Value of shares redeemed	(35,629,124)	(69,542,926)

Change in net assets resulting from capital transactions	(13,571,486)	8,779,023

Change in net assets	(14,290,463)	5,644,721
Net Assets:
Beginning of period	22,321,039	16,676,318

End of period	$8,030,576	$22,321,039

Share Transactions:
Issued	1,048,587	3,491,635
Redeemed	(1,743,455)	(3,237,237)

Change in shares	(694,868)	254,398

See accompanying notes to the financial statements.

235

PROFUNDS VP
ProFund VP Biotechnology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the	For the	For the
	year ended		year ended		year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.98		$20.60		$20.83	$21.73	$19.18

Investment Activities:
Net investment income (loss)(a)	(0.32)		(0.34)		(0.34)	(0.37)	(0.38)
Net realized and unrealized gains (losses) on investments	1.10	(b)	0.72	(b)	0.11	(0.53)	4.06

Total income (loss) from investment activities	0.78		0.38		(0.23)	(0.90)	3.68

Distributions to Shareholders From:
Net realized gains on investments	—		—		—	—	(1.13)

Net Asset Value, End of Period	$21.76		$20.98		$20.60	$20.83	$21.73

Total Return	3.72%		1.84%		(1.15)%	(4.10)%	19.24%

Ratios to Average Net Assets:
Gross expenses	1.81%		1.75%		1.76%	1.84%	1.92%
Net expenses	1.66%		1.63%		1.63%	1.78%	1.92%
Net investment income (loss)	(1.54)%		(1.55)%		(1.61)%	(1.75)%	(1.90)%

Supplemental Data:
Net assets, end of period (000’s)	$8,031		$22,321		$16,676	$12,426	$25,092
Portfolio turnover rate(c)	256%		429%		486%	397%	809%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

236

ProFund VP Consumer Goods

The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.1 For the year ended December 31, 2009, the Fund had a total return of 21.57%, compared to a return of 23.86%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Goods Index measures the performance of consumer spending in the goods industry of the U.S. equity market. Component companies include automobiles and auto parts and tires, brewers and distillers, farming and fishing, durable and non-durable household product manufacturers, cosmetic companies, food and tobacco products, clothing accessories, and footwear.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Ford Motor Co (+336.68%), Altria Group Inc (+30.35%), and Coca-Cola Co (+25.91%), while the bottom three performers in this group were Proctor & Gamble Co (–1.92%), Kraft Foods Inc Class A (+1.23%), and Philip Morris International Inc (+10.76%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Goods from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Consumer Goods	5/1/2002	21.57%	1.47%	2.01%	1.92%	1.68%

Dow Jones U.S. Consumer Goods Index	5/1/2002	23.86%	3.43%	4.38%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Non-Cyclical Sector Index and included beverage companies, consumer service companies, durable and non-durable household product manufacturers, cosmetic companies, food products, and agriculture and tobacco products companies.
2  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
4  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Consumer Goods

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Consumer Goods seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Procter & Gamble Co.	15.1%
Coca-Cola Co.	10.3%
PepsiCo, Inc.	8.1%
Philip Morris International, Inc.	7.8%
Monsanto Co.	3.8%

Dow Jones U.S. Consumer Goods Index - Composition
% of Index

Beverages	22%
Household Goods	22%
Food Producers	21%
Tobacco	13%
Personal Goods	12%
Automobiles and Parts	7%
Leisure Goods	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	December 31, 2009

Common Stocks (99.6%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	8,236	$91,502
Alberto-Culver Co. (Cosmetics/Personal Care)	1,278	37,433
Altria Group, Inc. (Agriculture)	29,678	582,579
Archer-Daniels-Midland Co. (Agriculture)	8,520	266,761
Avon Products, Inc. (Cosmetics/Personal Care)	6,106	192,339
Black & Decker Corp. (Hand/Machine Tools)	852	55,235
BorgWarner, Inc. (Auto Parts & Equipment)	1,704	56,607
Briggs & Stratton Corp. (Machinery-Diversified)	710	13,284
Brown-Forman Corp. (Beverages)	1,562	83,676
Brunswick Corp. (Leisure Time)	1,278	16,243
Bunge, Ltd. (Agriculture)	1,704	108,766
Callaway Golf Co. (Leisure Time)	994	7,495
Campbell Soup Co. (Food)	3,124	105,591
Carter’s, Inc.* (Apparel)	852	22,365
Central European Distribution Corp.* (Distribution/Wholesale)	852	24,205
Chattem, Inc.* (Cosmetics/Personal Care)	284	26,497
Chiquita Brands International, Inc.* (Food)	568	10,247
Church & Dwight, Inc. (Household Products/Wares)	994	60,087
Clorox Co. (Household Products/Wares)	1,988	121,268
Coach, Inc. (Apparel)	4,544	165,992
Coca-Cola Co. (Beverages)	30,672	1,748,304
Coca-Cola Enterprises, Inc. (Beverages)	4,544	96,333
Colgate-Palmolive Co. (Cosmetics/Personal Care)	7,242	594,930
ConAgra Foods, Inc. (Food)	6,390	147,289
Constellation Brands, Inc.* (Beverages)	2,840	45,241
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	852	17,083
Corn Products International, Inc. (Food)	1,136	33,205
D.R. Horton, Inc. (Home Builders)	3,976	43,219
Darling International, Inc.* (Environmental Control)	1,136	9,520
Dean Foods Co.* (Food)	2,556	46,110
Deckers Outdoor Corp.* (Apparel)	142	14,444
Del Monte Foods Co. (Food)	2,840	32,206
Dr.Pepper Snapple Group, Inc. (Beverages)	3,408	96,446
Eastman Kodak Co.* (Miscellaneous Manufacturing)	3,692	15,580
Electronic Arts, Inc.* (Software)	4,686	83,177
Energizer Holdings, Inc.* (Electrical Components & Equipment)	994	60,912
Flowers Foods, Inc. (Food)	1,278	30,365
Ford Motor Co.* (Auto Manufacturers)	45,298	452,980
Fossil, Inc.* (Household Products/Wares)	710	23,828
Fresh Del Monte Produce, Inc.* (Food)	568	12,553
Garmin, Ltd. (Electronics)	1,704	52,313
General Mills, Inc. (Food)	4,402	311,706
Gentex Corp. (Electronics)	1,988	35,486
Genuine Parts Co. (Distribution/Wholesale)	2,272	86,245
Green Mountain Coffee Roasters, Inc.* (Beverages)	568	46,275
Hanesbrands, Inc.* (Apparel)	1,420	34,236
Hansen Natural Corp.* (Beverages)	994	38,170
Harley-Davidson, Inc. (Leisure Time)	3,408	85,882
Harman International Industries, Inc. (Home Furnishings)	994	35,068
Hasbro, Inc. (Toys/Games/Hobbies)	1,846	59,183
Heinz (H.J.) Co. (Food)	4,544	194,301
Herbalife, Ltd. (Pharmaceuticals)	852	34,566
Herman Miller, Inc. (Office Furnishings)	852	13,615
HNI Corp. (Office Furnishings)	568	15,694
Hormel Foods Corp. (Food)	994	38,219
Iconix Brand Group, Inc.* (Apparel)	994	12,574
Jarden Corp. (Household Products/Wares)	1,278	39,503
JM Smucker Co. (Food)	1,704	105,222
Johnson Controls, Inc. (Auto Parts & Equipment)	9,656	263,029
Jones Apparel Group, Inc. (Apparel)	1,278	20,525
KB Home (Home Builders)	1,136	15,540
Kellogg Co. (Food)	3,408	181,306
Kimberly-Clark Corp. (Household Products/Wares)	5,964	379,966
Kraft Foods, Inc. (Food)	19,312	524,900
Lancaster Colony Corp. (Miscellaneous Manufacturing)	284	14,115
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	2,130	43,452
Lennar Corp.—Class A (Home Builders)	2,130	27,200
LKQ Corp.* (Distribution/Wholesale)	1,988	38,945
Lorillard, Inc. (Agriculture)	2,272	182,283
M.D.C. Holdings, Inc. (Home Builders)	568	17,631
Martek Biosciences Corp.* (Biotechnology)	426	8,068
Mattel, Inc. (Toys/Games/Hobbies)	5,254	104,975
McCormick & Co., Inc. (Food)	1,562	56,435
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	2,698	117,903
Mohawk Industries, Inc.* (Textiles)	852	40,555
Molson Coors Brewing Co.—Class B (Beverages)	2,272	102,604
Monsanto Co. (Agriculture)	7,810	638,467
NBTY, Inc.* (Pharmaceuticals)	852	37,096

See accompanying notes to the financial statements.

238

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Goods	December 31, 2009

Common Stocks, (continued)

	Shares	Value

Newell Rubbermaid, Inc. (Housewares)	3,976	$59,680
NIKE, Inc.—Class B (Apparel)	3,834	253,312
Nu Skin Enterprises, Inc. (Retail)	710	19,078
NVR, Inc.* (Home Builders)	142	100,921
PepsiAmericas, Inc. (Beverages)	852	24,930
PepsiCo, Inc. (Beverages)	22,578	1,372,742
Philip Morris International, Inc. (Commercial Services)	27,406	1,320,695
Phillips-Van Heusen Corp. (Apparel)	710	28,883
Polaris Industries, Inc. (Leisure Time)	426	18,586
Pool Corp. (Distribution/Wholesale)	710	13,547
Procter & Gamble Co. (Cosmetics/Personal Care)	42,174	2,557,010
Pulte Homes, Inc.* (Home Builders)	4,828	48,280
Ralcorp Holdings, Inc.* (Food)	852	50,873
Reynolds American, Inc. (Agriculture)	2,414	127,870
Sara Lee Corp. (Food)	9,514	115,881
Smithfield Foods, Inc.* (Food)	2,272	34,512
Snap-on, Inc. (Hand/Machine Tools)	852	36,006
Take-Two Interactive Software, Inc.* (Software)	1,136	11,417
Tempur-Pedic International, Inc.* (Home Furnishings)	994	23,488
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,704	82,405
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	3,408	48,053
The Hain Celestial Group, Inc.* (Food)	568	9,662
The Hershey Co. (Food)	2,272	81,315
The Pepsi Bottling Group, Inc. (Beverages)	2,130	79,875
The Ryland Group, Inc. (Home Builders)	568	11,190
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	568	22,328
The Stanley Works (Hand/Machine Tools)	1,136	58,515
The Timberland Co.—Class A* (Apparel)	710	12,730
The Warnaco Group, Inc.* (Apparel)	710	29,955
Thor Industries, Inc. (Home Builders)	568	17,835
TiVo, Inc.* (Home Furnishings)	1,562	15,901
Toll Brothers, Inc.* (Home Builders)	1,846	34,723
Tootsie Roll Industries, Inc. (Food)	284	7,776
TreeHouse Foods, Inc.* (Food)	426	16,554
TRW Automotive Holdings Corp.* (Auto Parts & Equipment)	994	23,737
Tupperware Corp. (Household Products/Wares)	852	39,678
Tyson Foods, Inc.—Class A (Food)	4,402	54,013
Under Armour, Inc.—Class A* (Retail)	568	15,489
Universal Corp. (Agriculture)	426	19,430
V.F. Corp. (Apparel)	1,278	93,601
WABCO Holdings, Inc. (Auto Parts & Equipment)	852	21,973
WD-40 Co. (Household Products/Wares)	284	9,190
Whirlpool Corp. (Home Furnishings)	994	80,176
Wolverine World Wide, Inc. (Apparel)	710	19,326

TOTAL COMMON STOCKS
(Cost $13,627,158)		16,828,291

TOTAL INVESTMENT SECURITIES
(Cost $13,627,158)—99.6%		16,828,291
Net other assets (liabilities)—0.4%		66,120

NET ASSETS—100.0%		$16,894,411

*	Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of December 31, 2009:
		% of
	Value	Net Assets

Agriculture	$1,926,156	11.4%
Apparel	707,943	4.3%
Auto Manufacturers	452,980	2.7%
Auto Parts & Equipment	430,482	2.5%
Beverages	3,734,596	22.1%
Biotechnology	8,068	NM
Commercial Services	1,320,695	7.8%
Cosmetics/Personal Care	3,490,614	20.6%
Distribution/Wholesale	162,942	0.9%
Electrical Components & Equipment	60,912	0.4%
Electronics	87,799	0.5%
Environmental Control	9,520	0.1%
Food	2,200,241	13.1%
Hand/Machine Tools	149,756	0.8%
Home Builders	316,539	2.0%
Home Furnishings	154,633	0.9%
Household Products/Wares	695,848	4.0%
Housewares	59,680	0.4%
Leisure Time	128,206	0.7%
Machinery-Diversified	13,284	0.1%
Miscellaneous Manufacturing	73,147	0.5%
Office Furnishings	29,309	0.2%
Pharmaceuticals	189,565	1.1%
Retail	34,567	0.2%
Software	186,096	1.1%
Textiles	40,555	0.2%
Toys/Games/Hobbies	164,158	1.0%
Other**	66,120	0.4%

Total	$16,894,411	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$16,828,291	$16,828,291

Total Investment Securities	$16,828,291	$16,828,291

See accompanying notes to the financial statements.

239

PROFUNDS VP
ProFund VP Consumer Goods

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$13,627,158

Securities, at value	16,828,291

Total Investment Securities, at value	16,828,291
Dividends receivable	59,832
Receivable for capital shares issued	66,727
Receivable for investments sold	38,389
Prepaid expenses	21

Total Assets	16,993,260

Liabilities:
Cash overdraft	67,567
Advisory fees payable	8,169
Management services fees payable	1,089
Administration fees payable	580
Administrative services fees payable	5,388
Distribution fees payable	3,852
Trustee fees payable	45
Transfer agency fees payable	1,625
Fund accounting fees payable	1,159
Compliance services fees payable	178
Other accrued expenses	9,197

Total Liabilities	98,849

Net Assets	$16,894,411

Net Assets consist of:
Capital	$19,173,583
Accumulated net investment income (loss)	155,850
Accumulated net realized gains (losses) on investments	(5,636,155)
Net unrealized appreciation (depreciation) on investments	3,201,133

Net Assets	$16,894,411

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	570,144

Net Asset Value (offering and redemption price per share)	$29.63

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$333,993
Interest	15

Total Investment Income	334,008

Expenses:
Advisory fees	80,230
Management services fees	10,697
Administration fees	4,457
Transfer agency fees	6,783
Administrative services fees	37,426
Distribution fees	26,743
Custody fees	11,598
Fund accounting fees	9,993
Trustee fees	150
Compliance services fees	127
Other fees	13,618

Total Gross Expenses before reductions	201,822
Less Expenses reduced by the Advisor	(23,664)

Total Net Expenses	178,158

Net Investment Income (Loss)	155,850

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(948,790)
Change in net unrealized appreciation/depreciation on investments	2,200,850

Net Realized and Unrealized Gains (Losses) on Investments	1,252,060

Change in Net Assets Resulting from Operations	$1,407,910

See accompanying notes to the financial statements.

240

PROFUNDS VP
ProFund VP Consumer Goods

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$155,850	$88,513
Net realized gains (losses) on investments	(948,790)	(2,948,532)
Change in net unrealized appreciation/depreciation on investments	2,200,850	(1,502,972)

Change in net assets resulting from operations	1,407,910	(4,362,991)

Distributions to Shareholders From:
Net investment income	(88,513)	(114,705)
Net realized gains on investments	—	(387,522)

Change in net assets resulting from distributions	(88,513)	(502,227)

Capital Transactions:
Proceeds from shares issued	35,422,139	54,847,991
Dividends reinvested	88,513	502,227
Value of shares redeemed	(28,798,381)	(71,755,658)

Change in net assets resulting from capital transactions	6,712,271	(16,405,440)

Change in net assets	8,031,668	(21,270,658)
Net Assets:
Beginning of period	8,862,743	30,133,401

End of period	$16,894,411	$8,862,743

Accumulated net investment income (loss)	$155,850	$88,513

Share Transactions:
Issued	1,355,498	1,769,817
Reinvested	3,171	16,222
Redeemed	(1,148,657)	(2,274,725)

Change in shares	210,012	(488,686)

See accompanying notes to the financial statements.

241

PROFUNDS VP
ProFund VP Consumer Goods

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec.31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$24.61	$35.50	$33.48	$29.75	$30.00

Investment Activities:
Net investment income (loss)(a)	0.38	0.27	0.25	0.31	0.04
Net realized and unrealized gains (losses) on investments	4.91	(9.39)	2.28	3.44	(0.15)

Total income (loss) from investment activities	5.29	(9.12)	2.53	3.75	(0.11)

Distributions to Shareholders From:
Net investment income	(0.27)	(0.40)	(0.51)	(0.02)	(0.14)
Net realized gains on investments	—	(1.37)	—	—	—

Total distributions	(0.27)	(1.77)	(0.51)	(0.02)	(0.14)

Net Asset Value, End of Period	$29.63	$24.61	$35.50	$33.48	$29.75

Total Return	21.57%	(26.71)%	7.60%	12.62%	(0.37)%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.94%	1.82%	1.87%	2.08%
Net expenses	1.66%	1.63%	1.63%	1.69%	1.98%
Net investment income (loss)	1.46%	0.88%	0.73%	0.99%	0.13%

Supplemental Data:
Net assets, end of period (000’s)	$16,894	$8,863	$30,133	$18,573	$6,913
Portfolio turnover rate(b)	242%	445%	437%	377%	870%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

242

ProFund VP Consumer Services

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.1 For the year ended December 31, 2009, the Fund had a total return of 30.80%, compared to a return of 33.68%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Walgreen Co (+48.84%), and Walt Disney Co (+42.13%), while the bottom three performers in this group were Wal-Mart Stores Inc (–4.66%), Comcast Corp Class A (–.12%), and McDonald’s Corp (+.40%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Consumer Services	5/1/2002	30.80%	–2.54%	–1.67%	2.49%	1.68%

Dow Jones U.S. Consumer Services Index	5/1/2002	33.68%	–0.80%	0.90%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.
2  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
4  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	8.7%
McDonald’s Corp.	5.0%
Walt Disney Co.	4.3%
Home Depot, Inc.	3.7%
CVS Corp.	3.4%

Dow Jones U.S. Consumer Services Index - Composition
% of Index

General Retailers	44%
Media	25%
Travel and Leisure	18%
Food and Drug Retailers	13%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2009

Common Stocks (99.6%)
	Shares	Value

99 Cents Only Stores* (Retail)	213	$2,784
Aaron’s, Inc. (Commercial Services)	213	5,906
Abercrombie & Fitch Co.—Class A (Retail)	426	14,846
Acxiom Corp.* (Software)	355	4,764
Advance Auto Parts, Inc. (Retail)	426	17,244
Aeropostale, Inc.* (Retail)	284	9,670
Alaska Air Group, Inc.* (Airlines)	142	4,907
Amazon.com, Inc.* (Internet)	1,491	200,569
American Eagle Outfitters, Inc. (Retail)	852	14,467
AmerisourceBergen Corp. (Pharmaceuticals)	1,420	37,019
AMR Corp.* (Airlines)	1,562	12,074
AnnTaylor Stores Corp.* (Retail)	284	3,874
Apollo Group, Inc.—Class A* (Commercial Services)	639	38,711
Arbitron, Inc. (Commercial Services)	142	3,326
AutoNation, Inc.* (Retail)	355	6,798
AutoZone, Inc.* (Retail)	142	22,446
Avis Budget Group, Inc.* (Commercial Services)	497	6,521
Bally Technologies, Inc.* (Entertainment)	284	11,726
Barnes & Noble, Inc. (Retail)	213	4,062
Bed Bath & Beyond, Inc.* (Retail)	1,278	49,369
Best Buy Co., Inc. (Retail)	1,633	64,438
Big Lots, Inc.* (Retail)	426	12,345
BJ’s Wholesale Club, Inc.* (Retail)	284	9,290
Bob Evans Farms, Inc. (Retail)	142	4,111
Boyd Gaming Corp.* (Lodging)	284	2,377
Brinker International, Inc. (Retail)	497	7,415
Burger King Holdings, Inc. (Retail)	426	8,017
Cablevision Systems Corp.—Class A (Media)	1,207	31,165
Cardinal Health, Inc. (Pharmaceuticals)	1,704	54,937
Career Education Corp.* (Commercial Services)	284	6,620
Carmax, Inc.* (Retail)	923	22,383
Carnival Corp.—Class A* (Leisure Time)	1,988	63,000
Casey’s General Stores, Inc. (Retail)	213	6,799
CBS Corp.—Class B (Media)	2,769	38,904
CEC Entertainment, Inc.* (Retail)	142	4,533
Cheesecake Factory, Inc.* (Retail)	284	6,132
Chemed Corp. (Commercial Services)	71	3,406
Chico’s FAS, Inc.* (Retail)	852	11,971
Chipotle Mexican Grill, Inc.—Class A* (Retail)	142	12,519
Choice Hotels International, Inc. (Lodging)	142	4,496
Collective Brands, Inc.* (Retail)	284	6,467
Comcast Corp.—Class A (Media)	9,798	165,194
Comcast Corp.—Special Class A (Media)	3,834	61,382
Continental Airlines, Inc.—Class B* (Airlines)	639	11,451
Copart, Inc.* (Retail)	355	13,004
Corinthian Colleges, Inc.* (Commercial Services)	355	4,888
Costco Wholesale Corp. (Retail)	2,059	121,831
Cracker Barrel Old Country Store, Inc. (Retail)	71	2,697
CTC Media, Inc.* (Media)	213	3,174
CVS Corp. (Retail)	6,674	214,970
Darden Restaurants, Inc. (Retail)	639	22,410
Delta Air Lines, Inc.* (Airlines)	3,692	42,015
DeVry, Inc. (Commercial Services)	284	16,111
Dick’s Sporting Goods, Inc.* (Retail)	426	10,595
Dillards, Inc.—Class A (Retail)	284	5,240
DIRECTV—Class A* (Media)	4,544	151,542
Discovery Communications, Inc.—Class A* (Media)	639	19,598
Discovery Communications, Inc.—Class C* (Media)	639	16,946
DISH Network Corp.—Class A (Media)	994	20,645
Dolby Laboratories, Inc.—Class A* (Electronics)	284	13,555
Dollar Tree, Inc.* (Retail)	426	20,576
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	355	14,182
Dress Barn, Inc.* (Retail)	284	6,560
Dun & Bradstreet Corp. (Software)	284	23,961
eBay, Inc.* (Internet)	5,254	123,679
Expedia, Inc.* (Internet)	994	25,556
FactSet Research Systems, Inc. (Computers)	213	14,030
Family Dollar Stores, Inc. (Retail)	639	17,783
Foot Locker, Inc. (Retail)	710	7,909
GameStop Corp.—Class A* (Retail)	781	17,135
Gannett Co., Inc. (Media)	1,065	15,815
Gaylord Entertainment Co.* (Lodging)	142	2,804
Genesco, Inc.* (Retail)	71	1,950
Group 1 Automotive, Inc.* (Retail)	142	4,026
GUESS?, Inc. (Apparel)	284	12,013
H&R Block, Inc. (Commercial Services)	1,633	36,938
Hertz Global Holdings, Inc.* (Commercial Services)	852	10,156
Hillenbrand, Inc. (Commercial Services)	284	5,351
Home Depot, Inc. (Retail)	8,094	234,159
HSN, Inc.* (Retail)	213	4,300
IHS, Inc.—Class A* (Computers)	213	11,675

See accompanying notes to the financial statements.

244

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2009

Common Stocks, continued
	Shares	Value

Interactive Data Corp. (Commercial Services)	142	$3,593
International Game Technology (Entertainment)	1,420	26,653
International Speedway Corp. (Entertainment)	142	4,040
Interpublic Group of Cos., Inc.* (Advertising)	2,343	17,291
Interval Leisure Group, Inc.* (Leisure Time)	213	2,656
ITT Educational Services, Inc.* (Commercial Services)	142	13,626
J. Crew Group, Inc.* (Retail)	213	9,530
J.C. Penney Co., Inc. (Retail)	994	26,450
Jack in the Box, Inc.* (Retail)	284	5,586
JetBlue Airways Corp.* (Airlines)	1,136	6,191
John Wiley & Sons, Inc. (Media)	213	8,920
Kohls Corp.* (Retail)	1,349	72,752
Kroger Co. (Food)	2,911	59,763
Lamar Advertising Co.* (Advertising)	284	8,830
Las Vegas Sands Corp.* (Lodging)	2,059	30,761
Liberty Global, Inc.—Class A* (Media)	568	12,445
Liberty Global, Inc.—Series C* (Media)	568	12,411
Liberty Media Holding Corp.—Capital Series A* (Media)	426	10,173
Liberty Media Holding Corp.—Interactive Series A* (Internet)	2,698	29,246
Liberty Media-Starz—Series A* (Media)	213	9,830
Life Time Fitness, Inc.* (Leisure Time)	213	5,310
Limited, Inc. (Retail)	1,278	24,589
Live Nation, Inc.* (Commercial Services)	426	3,625
Lowe’s Cos., Inc. (Retail)	6,958	162,748
Macy’s, Inc. (Retail)	1,988	33,319
Marriott International, Inc.—Class A (Lodging)	1,491	40,630
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	142	5,031
McDonald’s Corp. (Retail)	5,112	319,193
McGraw-Hill Cos., Inc. (Media)	1,491	49,963
McKesson Corp. (Commercial Services)	1,278	79,875
Meredith Corp. (Media)	142	4,381
MGM Grand, Inc.* (Commercial Services)	1,207	11,008
Morningstar, Inc.* (Commercial Services)	71	3,432
Netflix, Inc.* (Internet)	213	11,745
News Corp.—Class A (Media)	8,662	118,583
News Corp.—Class B (Media)	2,059	32,779
Nordstrom, Inc. (Retail)	781	29,350
O’Reilly Automotive, Inc.* (Retail)	639	24,359
Office Depot, Inc.* (Retail)	1,278	8,243
OfficeMax, Inc.* (Retail)	355	4,505
Omnicare, Inc. (Pharmaceuticals)	568	13,740
Omnicom Group, Inc. (Advertising)	1,491	58,373
Orient-Express Hotels, Ltd.—Class A* (Lodging)	355	3,600
P.F. Chang’s China Bistro, Inc.* (Retail)	71	2,692
Panera Bread Co.—Class A* (Retail)	142	9,510
Papa John’s International, Inc.* (Retail)	71	1,659
Penn National Gaming* (Entertainment)	284	7,719
PetSmart, Inc. (Retail)	639	17,055
Pinnacle Entertainment, Inc.* (Entertainment)	284	2,550
Polo Ralph Lauren Corp. (Apparel)	284	22,998
Priceline.com, Inc.* (Internet)	213	46,540
RadioShack Corp. (Retail)	568	11,076
Regal Entertainment Group—Class A (Entertainment)	355	5,126
Regis Corp. (Retail)	284	4,422
Rent-A-Center, Inc.* (Commercial Services)	284	5,032
Rite Aid Corp.* (Retail)	2,911	4,396
Rollins, Inc. (Commercial Services)	213	4,107
Ross Stores, Inc. (Retail)	568	24,259
Royal Caribbean Cruises, Ltd.* (Leisure Time)	639	16,154
Ruddick Corp. (Food)	213	5,480
Safeway, Inc. (Food)	1,917	40,813
Saks, Inc.* (Retail)	639	4,192
Sally Beauty Holdings, Inc.* (Retail)	426	3,259
Scholastic Corp. (Media)	142	4,236
Scientific Games Corp.—Class A* (Entertainment)	355	5,165
Scripps Networks Interactive—Class A (Entertainment)	426	17,679
Sears Holdings Corp.* (Retail)	284	23,700
Service Corp. International (Commercial Services)	1,207	9,885
Signet Jewelers, Ltd.* (Retail)	426	11,383
SkyWest, Inc. (Airlines)	284	4,805
Sonic Corp.* (Retail)	284	2,860
Sotheby’s (Commercial Services)	355	7,980
Southwest Airlines Co. (Airlines)	3,550	40,576
Staples, Inc. (Retail)	3,408	83,803
Starbucks Corp.* (Retail)	3,479	80,226
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	852	31,158
Strayer Education, Inc. (Commercial Services)	71	15,087
SuperValu, Inc. (Food)	994	12,634
Sysco Corp. (Food)	2,769	77,366
Target Corp. (Retail)	3,266	157,976
The Buckle, Inc. (Retail)	142	4,158
The Cato Corp.—Class A (Retail)	142	2,848
The Children’s Place Retail Stores, Inc.* (Retail)	71	2,344
The Gap, Inc. (Retail)	2,414	50,573
The Gymboree Corp.* (Apparel)	142	6,176
The Men’s Wearhouse, Inc. (Retail)	213	4,486
The New York Times Co.—Class A* (Media)	426	5,265
Ticketmaster Entertainment, Inc.* (Commercial Services)	213	2,603
Tiffany & Co. (Retail)	568	24,424
Time Warner Cable, Inc. (Media)	1,704	70,529
Time Warner, Inc. (Media)	5,538	161,377
TJX Cos., Inc. (Retail)	1,988	72,661
Tractor Supply Co.* (Retail)	142	7,520
UAL Corp.* (Airlines)	781	10,083
United Natural Foods, Inc.* (Food)	213	5,696
Urban Outfitters, Inc.* (Retail)	639	22,359
Vail Resorts, Inc.* (Entertainment)	142	5,368
ValueClick, Inc.* (Internet)	426	4,311
VCA Antech, Inc.* (Pharmaceuticals)	426	10,616
Viacom, Inc.—Class B* (Media)	2,627	78,101
Wal-Mart Stores, Inc. (Retail)	10,437	557,858
Walgreen Co. (Retail)	4,686	172,070
Walt Disney Co. (Media)	8,449	272,480
Washington Post Co.—Class B (Media)	71	31,212
WebMD Health Corp.* (Internet)	213	8,198
Weight Watchers International, Inc. (Commercial Services)	142	4,141
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	1,775	8,325
Whole Foods Market, Inc.* (Food)	497	13,643
Williams Sonoma, Inc. (Retail)	426	8,852
WMS Industries, Inc.* (Leisure Time)	284	11,360
Wyndham Worldwide Corp. (Lodging)	852	17,185
Wynn Resorts, Ltd. (Lodging)	355	20,672
YUM! Brands, Inc. (Retail)	2,201	76,969

TOTAL COMMON STOCKS
(Cost $5,186,964)		6,379,363

See accompanying notes to the financial statements.

245

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2009

Repurchase Agreements (1.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $12,000 (Collateralized by $12,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $12,285)	$12,000	$12,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $6,000 (Collateralized by $7,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $6,999)	6,000	6,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $59,000 (Collateralized by $60,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $63,171)	59,000	59,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000 (Collateralized by $4,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $5,163)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $83,000)		83,000

TOTAL INVESTMENT SECURITIES
(Cost $5,269,964)—100.9%		6,462,363
Net other assets (liabilities)—(0.9)%		(58,064)

NET ASSETS—100.0%		$6,404,299

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

ProFund VP Consumer Services invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$84,494	1.3%
Airlines	132,102	2.1%
Apparel	41,187	0.6%
Commercial Services	301,928	4.7%
Computers	25,705	0.4%
Electronics	13,555	0.2%
Entertainment	100,208	1.6%
Food	215,395	3.4%
Internet	449,844	7.0%
Leisure Time	98,480	1.5%
Lodging	153,683	2.4%
Media	1,407,050	22.0%
Miscellaneous Manufacturing	5,031	0.1%
Pharmaceuticals	116,312	1.8%
Retail	3,197,339	49.9%
Retail-Restaurants	8,325	0.1%
Software	28,725	0.5%
Other**	24,936	0.4%

Total	$6,404,299	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$6,379,363	$–	$6,379,363
Repurchase Agreements	–	83,000	83,000

Total Investment Securities	$6,379,363	$83,000	$6,462,363

See accompanying notes to the financial statements.

246

PROFUNDS VP
ProFund VP Consumer Services

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$5,269,964

Securities, at value	6,379,363
Repurchase agreements, at value	83,000

Total Investment Securities, at value	6,462,363
Cash	192
Dividends receivable	7,734
Receivable for capital shares issued	49,561
Prepaid expenses	6

Total Assets	6,519,856

Liabilities:
Payable for investments purchased	96,660
Payable for capital shares redeemed	7,218
Advisory fees payable	957
Management services fees payable	128
Administration fees payable	187
Administrative services fees payable	1,945
Distribution fees payable	1,503
Trustee fees payable	15
Transfer agency fees payable	484
Fund accounting fees payable	374
Compliance services fees payable	61
Other accrued expenses	6,025

Total Liabilities	115,557

Net Assets	$6,404,299

Net Assets consist of:
Capital	$7,566,378
Accumulated net realized gains (losses) on investments	(2,354,478)
Net unrealized appreciation (depreciation) on investments	1,192,399

Net Assets	$6,404,299

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	242,907

Net Asset Value (offering and redemption price per share)	$26.37

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$48,457
Interest	11

Total Investment Income	48,468

Expenses:
Advisory fees	22,589
Management services fees	3,012
Administration fees	1,255
Transfer agency fees	1,885
Administrative services fees	10,131
Distribution fees	7,530
Custody fees	20,637
Fund accounting fees	3,863
Trustee fees	36
Compliance services fees	22
Other fees	4,570

Total Gross Expenses before reductions	75,530
Less Expenses reduced by the Advisor	(25,290)

Total Net Expenses	50,240

Net Investment Income (Loss)	(1,772)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(291,671)
Change in net unrealized appreciation/depreciation on investments	746,482

Net Realized and Unrealized Gains (Losses) on Investments	454,811

Change in Net Assets Resulting from Operations	$453,039

See accompanying notes to the financial statements.

247

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(1,772)	$(4,416)
Net realized gains (losses) on investments	(291,671)	(844,920)
Change in net unrealized appreciation/depreciation on investments	746,482	(354,416)

Change in net assets resulting from operations	453,039	(1,203,752)

Capital Transactions:
Proceeds from shares issued	16,392,440	28,285,035
Value of shares redeemed	(15,723,753)	(24,256,218)

Change in net assets resulting from capital transactions	668,687	4,028,817

Change in net assets	1,121,726	2,825,065
Net Assets:
Beginning of period	5,282,573	2,457,508

End of period	$6,404,299	$5,282,573

Share Transactions:
Issued	721,234	1,092,249
Redeemed	(740,343)	(913,880)

Change in shares	(19,109)	178,369

See accompanying notes to the financial statements.

248

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.16	$29.38	$32.02	$28.59	$29.99

Investment Activities:
Net investment income (loss)(a)	(0.01)	(0.04)	(0.23)	(0.17)	(0.35)
Net realized and unrealized gains (losses) on investments	6.22	(9.18)	(2.41)	3.60	(1.05)

Total income (loss) from investment activities	6.21	(9.22)	(2.64)	3.43	(1.40)

Net Asset Value, End of Period	$26.37	$20.16	$29.38	$32.02	$28.59

Total Return	30.80%	(31.38)%	(8.24)%	12.00%	(4.67)%

Ratios to Average Net Assets:
Gross expenses	2.51%	2.51%	2.07%	2.19%	2.48%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.98%
Net investment income (loss)	(0.06)%	(0.17)%	(0.70)%	(0.57)%	(1.22)%

Supplemental Data:
Net assets, end of period (000’s)	$6,404	$5,283	$2,458	$6,499	$3,521
Portfolio turnover rate(b)	467%	983%	618%	579%	1,219%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

249

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2009, the Fund had a total return of 15.01%, compared to a return of 17.11%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were American Express Co (+118.44%), Wells Fargo & Co (+114.93%), and The Goldman Sachs Group Inc (+100.07%), while the bottom three performers in this group were Citigroup Inc (–50.67%), U.S. Bancorp (–10.00%), and Bank of New York Mellon Corp (–1.27%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Financials	1/22/2001	15.01%	–10.90%	–4.95%	1.83%	1.68%

Dow Jones U.S. Financials Index	1/22/2001	17.11%	–9.01%	–2.57%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

250

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	9.1%
Wells Fargo & Co.	7.3%
Bank of America Corp.	7.2%
The Goldman Sachs
Group, Inc.	3.9%
Citigroup, Inc.	3.7%

Dow Jones U.S. Financials
Index - Composition
% of Index

Banks	40%
General Financial	27%
Nonlife Insurance	13%
Real Estate Investment Trusts	13%
Life Insurance	6%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks (99.2%)
	Shares	Value

ACE, Ltd. (Insurance)	4,940	$248,976
Affiliated Managers Group, Inc.* (Diversified Financial Services)	494	33,271
AFLAC, Inc. (Insurance)	6,916	319,865
Alexandria Real Estate Equities, Inc. (REIT)	494	31,759
Allied World Assurance Holdings, Ltd. (Insurance)	494	22,759
Allstate Corp. (Insurance)	8,398	252,276
AMB Property Corp. (REIT)	2,470	63,109
American Campus Communities, Inc. (REIT)	988	27,763
American Express Co. (Diversified Financial Services)	16,302	660,557
American Financial Group, Inc. (Insurance)	988	24,651
American International Group, Inc.* (Insurance)	1,976	59,240
AmeriCredit Corp.* (Diversified Financial Services)	988	18,812
Ameriprise Financial, Inc. (Diversified Financial Services)	3,952	153,417
Annaly Mortgage Management, Inc. (REIT)	8,398	145,705
AON Corp. (Insurance)	3,952	151,520
Apartment Investment and Management Co.—Class A (REIT)	1,976	31,458
Arch Capital Group, Ltd.* (Insurance)	988	70,691
Argo Group International Holdings, Ltd.* (Insurance)	494	14,395
Arthur J. Gallagher & Co. (Insurance)	1,482	33,360
Aspen Insurance Holdings, Ltd. (Insurance)	988	25,145
Associated Banc-Corp (Banks)	1,976	21,756
Assurant, Inc. (Insurance)	1,976	58,252
Assured Guaranty, Ltd. (Insurance)	1,976	42,998
Astoria Financial Corp. (Savings & Loans)	1,482	18,421
Avalonbay Communities, Inc. (REIT)	1,482	121,687
Axis Capital Holdings, Ltd. (Insurance)	1,976	56,138
BancorpSouth, Inc. (Banks)	988	23,178
Bank of America Corp. (Banks)	132,392	1,993,824
Bank of Hawaii Corp. (Banks)	494	23,248
Bank of New York Mellon Corp. (Banks)	18,278	511,236
BB&T Corp. (Banks)	10,374	263,188
BioMed Realty Trust, Inc. (REIT)	1,482	23,386
BlackRock, Inc.—Class A (Diversified Financial Services)	494	114,707
BOK Financial Corp. (Banks)	494	23,475
Boston Properties, Inc. (REIT)	1,976	132,530
Brandywine Realty Trust (REIT)	1,976	22,526
BRE Properties, Inc.—Class A (REIT)	988	32,683
Brookfield Properties Corp. (Real Estate)	3,952	47,898
Brown & Brown, Inc. (Insurance)	1,976	35,509
Camden Property Trust (REIT)	988	41,862
Capital One Financial Corp. (Diversified Financial Services)	6,916	265,159
CapitalSource, Inc. (Diversified Financial Services)	3,952	15,689
Capitol Federal Financial (Savings & Loans)	494	15,541
Cathay Bancorp, Inc. (Banks)	988	7,459
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,952	53,629
CBL & Associates Properties, Inc. (REIT)	1,976	19,108
Chimera Investment Corp. (REIT)	9,386	36,418
Chubb Corp. (Insurance)	5,434	267,244
Cincinnati Financial Corp. (Insurance)	2,470	64,813
Citigroup, Inc. (Diversified Financial Services)	312,702	1,035,044
City National Corp. (Banks)	494	22,526
CME Group, Inc. (Diversified Financial Services)	988	331,919
Colonial Properties Trust (REIT)	988	11,589
Comerica, Inc. (Banks)	2,470	73,038
Commerce Bancshares, Inc. (Banks)	988	38,255
Corporate Office Properties Trust (REIT)	988	36,190
Cullen/Frost Bankers, Inc. (Banks)	988	49,400
DCT Industrial Trust, Inc. (REIT)	2,964	14,879
Delphi Financial Group, Inc.—Class A (Insurance)	494	11,051
Developers Diversified Realty Corp. (REIT)	1,976	18,298
DiamondRock Hospitality Co. (REIT)	1,976	16,737
Digital Realty Trust, Inc. (REIT)	988	49,677
Discover Financial Services (Diversified Financial Services)	8,398	123,535
Douglas Emmett, Inc. (REIT)	1,976	28,158
Duke-Weeks Realty Corp. (REIT)	3,458	42,084
E* TRADE Financial Corp.* (Diversified Financial Services)	28,652	50,141
East West Bancorp, Inc. (Banks)	1,482	23,416
EastGroup Properties, Inc. (REIT)	494	18,910
Eaton Vance Corp. (Diversified Financial Services)	1,976	60,090
Endurance Specialty Holdings, Ltd. (Insurance)	988	36,783
Entertainment Properties Trust (REIT)	494	17,423
Equifax, Inc. (Commercial Services)	1,976	61,039
Equity Lifestyle Properties, Inc. (REIT)	494	24,932
Equity Residential Properties Trust (REIT)	3,952	133,499
Erie Indemnity Co.—Class A (Insurance)	494	19,276
Essex Property Trust, Inc. (REIT)	494	41,323

See accompanying notes to the financial statements.

251

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks, continued
	Shares	Value

Everest Re Group, Ltd. (Insurance)	988	$84,652
F.N.B. Corp. (Banks)	1,976	13,417
Federal Realty Investment Trust (REIT)	988	66,907
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,482	40,755
Fidelity National Title Group, Inc.—Class A (Insurance)	3,458	46,545
Fifth Third Bancorp (Banks)	12,350	120,413
First American Financial Corp. (Insurance)	1,976	65,425
First Financial Bankshares, Inc. (Banks)	494	26,790
First Horizon National Corp.* (Banks)	3,458	46,337
First Midwest Bancorp, Inc. (Banks)	988	10,759
First Niagara Financial Group, Inc. (Savings & Loans)	2,964	41,229
FirstMerit Corp. (Banks)	1,482	29,847
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,976	23,277
Forestar Group, Inc.* (Real Estate)	494	10,858
Franklin Resources, Inc. (Diversified Financial Services)	2,470	260,215
Franklin Street Properties Corp. (REIT)	988	14,435
Fulton Financial Corp. (Banks)	2,470	21,538
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	7,410	84,104
Glacier Bancorp, Inc. (Banks)	988	13,555
GLG Partners, Inc.* (Diversified Financial Services)	2,470	7,953
Greenhill & Co., Inc. (Diversified Financial Services)	494	39,639
Hancock Holding Co. (Banks)	494	21,632
Hanover Insurance Group, Inc. (Insurance)	988	43,897
Hartford Financial Services Group, Inc. (Insurance)	5,928	137,885
Hatteras Financial Corp. (REIT)	494	13,812
HCC Insurance Holdings, Inc. (Insurance)	1,482	41,452
HCP, Inc. (REIT)	4,446	135,781
Health Care REIT, Inc. (REIT)	1,976	87,576
Healthcare Realty Trust, Inc. (REIT)	988	21,202
Highwoods Properties, Inc. (REIT)	988	32,950
Home Properties, Inc. (REIT)	494	23,569
Horace Mann Educators Corp. (Insurance)	494	6,175
Hospitality Properties Trust (REIT)	1,976	46,851
Host Marriott Corp. (REIT)	9,880	115,300
HRPT Properties Trust (REIT)	3,458	22,373
Hudson City Bancorp, Inc. (Savings & Loans)	7,410	101,739
Huntington Bancshares, Inc. (Banks)	10,868	39,668
IBERIABANK Corp. (Banks)	494	26,582
IntercontinentalExchange, Inc.* (Diversified Financial Services)	988	110,952
International Bancshares Corp. (Banks)	988	18,703
Invesco, Ltd. (Diversified Financial Services)	6,422	150,853
Investment Technology Group, Inc.* (Diversified Financial Services)	494	9,732
J.P. Morgan Chase & Co. (Diversified Financial Services)	60,268	2,511,369
Janus Capital Group, Inc. (Diversified Financial Services)	2,964	39,866
Jefferies Group, Inc.* (Diversified Financial Services)	1,482	35,168
Jones Lang LaSalle, Inc. (Real Estate)	494	29,838
KBW, Inc.* (Diversified Financial Services)	494	13,516
KeyCorp (Banks)	13,338	74,026
Kilroy Realty Corp. (REIT)	494	15,151
Kimco Realty Corp. (REIT)	5,928	80,206
LaSalle Hotel Properties (REIT)	988	20,975
Legg Mason, Inc. (Diversified Financial Services)	2,470	74,495
Lexington Realty Trust (REIT)	1,482	9,011
Liberty Property Trust (REIT)	1,482	47,439
Lincoln National Corp. (Insurance)	4,446	110,616
Loews Corp. (Insurance)	5,434	197,526
M&T Bank Corp. (Banks)	988	66,087
Mack-Cali Realty Corp. (REIT)	988	34,155
Marsh & McLennan Cos., Inc. (Insurance)	7,904	174,520
Marshall & Ilsley Corp. (Banks)	7,904	43,077
MasterCard, Inc.—Class A (Software)	1,482	379,362
Max Capital Group, Ltd. (Insurance)	494	11,016
MB Financial, Inc. (Banks)	988	19,483
MBIA, Inc.* (Insurance)	2,470	9,831
Mercury General Corp. (Insurance)	494	19,394
MetLife, Inc. (Insurance)	8,892	314,332
MF Global, Ltd.* (Diversified Financial Services)	1,482	10,300
MFA Financial, Inc. (REIT)	3,952	29,047
MGIC Investment Corp.* (Insurance)	1,976	11,421
Mid-America Apartment Communities, Inc. (REIT)	494	23,850
Montpelier Re Holdings, Ltd. (Insurance)	988	17,112
Moody’s Corp. (Commercial Services)	2,964	79,435
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,772	555,651
MSCI, Inc.—Class A* (Software)	1,482	47,128
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,470	48,955
National Penn Bancshares, Inc. (Banks)	1,976	11,441
National Retail Properties, Inc. (REIT)	1,482	31,448
Nationwide Health Properties, Inc. (REIT)	1,482	52,137
New York Community Bancorp (Savings & Loans)	6,422	93,183
NewAlliance Bancshares, Inc. (Savings & Loans)	1,482	17,799
Northern Trust Corp. (Banks)	3,458	181,199
NYSE Euronext (Diversified Financial Services)	3,952	99,986
Old National Bancorp (Banks)	1,482	18,421
Old Republic International Corp. (Insurance)	3,458	34,718
OMEGA Healthcare Investors, Inc. (REIT)	1,482	28,825
optionsXpress Holdings, Inc. (Diversified Financial Services)	494	7,632
PacWest Bancorp (Banks)	494	9,954
PartnerRe, Ltd. (Insurance)	988	73,764
People’s United Financial, Inc. (Banks)	5,434	90,748
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	494	25,001
Platinum Underwriters Holdings, Ltd. (Insurance)	988	37,831
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,470	93,267
PNC Financial Services Group (Banks)	6,916	365,096
Popular, Inc. (Banks)	9,880	22,329
Post Properties, Inc. (REIT)	988	19,365
Potlatch Corp. (Forest Products & Paper)	494	15,749
Principal Financial Group, Inc. (Insurance)	4,446	106,882
PrivateBancorp, Inc. (Banks)	988	8,862
ProAssurance Corp.* (Insurance)	494	26,533
Progressive Corp.* (Insurance)	9,880	177,741
ProLogis (REIT)	7,410	101,443
Prosperity Bancshares, Inc. (Banks)	494	19,992
Protective Life Corp. (Insurance)	1,482	24,527
Provident Financial Services, Inc. (Savings & Loans)	988	10,522
Prudential Financial, Inc. (Insurance)	6,916	344,140
Public Storage, Inc. (REIT)	1,976	160,945
Raymond James Financial Corp. (Diversified Financial Services)	1,482	35,227
Rayonier, Inc. (Forest Products & Paper)	988	41,654
Realty Income Corp. (REIT)	1,482	38,399
Redwood Trust, Inc. (REIT)	988	14,286
Regency Centers Corp. (REIT)	1,482	51,959
Regions Financial Corp. (Banks)	18,278	96,691
Reinsurance Group of America, Inc. (Insurance)	988	47,078
RenaissanceRe Holdings (Insurance)	988	52,512
RLI Corp. (Insurance)	494	26,306
SEI Investments Co. (Software)	2,470	43,274

See accompanying notes to the financial statements.

252

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks, continued
	Shares	Value

Selective Insurance Group, Inc. (Insurance)	988	$16,253
Senior Housing Properties Trust (REIT)	1,976	43,215
Simon Property Group, Inc. (REIT)	4,446	354,791
SL Green Realty Corp. (REIT)	988	49,637
SLM Corp.* (Diversified Financial Services)	7,410	83,511
St. Joe Co.* (Real Estate)	1,482	42,815
StanCorp Financial Group, Inc. (Insurance)	988	39,540
State Street Corp. (Banks)	7,410	322,631
Sterling Bancshares, Inc. (Banks)	1,482	7,603
Stifel Financial Corp.* (Diversified Financial Services)	494	29,265
Sunstone Hotel Investors, Inc.* (REIT)	1,482	13,160
SunTrust Banks, Inc. (Banks)	7,410	150,349
Susquehanna Bancshares, Inc. (Banks)	1,482	8,729
SVB Financial Group* (Banks)	494	20,595
Synovus Financial Corp. (Banks)	6,422	13,165
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,952	210,444
Tanger Factory Outlet Centers, Inc. (REIT)	494	19,261
Taubman Centers, Inc. (REIT)	988	35,479
TCF Financial Corp. (Banks)	1,976	26,913
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,458	67,016
TFS Financial Corp. (Savings & Loans)	1,482	17,991
The Charles Schwab Corp. (Diversified Financial Services)	14,326	269,615
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,422	1,084,290
The Macerich Co. (REIT)	1,482	53,278
The Travelers Cos., Inc. (Insurance)	8,398	418,724
Torchmark Corp. (Insurance)	1,482	65,134
Tower Group, Inc. (Insurance)	494	11,565
Transatlantic Holdings, Inc. (Insurance)	988	51,485
TrustCo Bank Corp. NY (Banks)	988	6,224
Trustmark Corp. (Banks)	988	22,270
U.S. Bancorp (Banks)	29,146	656,076
UDR, Inc. (REIT)	2,470	40,607
UMB Financial Corp. (Banks)	494	19,439
Umpqua Holdings Corp. (Banks)	1,482	19,874
United Bankshares, Inc. (Banks)	494	9,865
Unitrin, Inc. (Insurance)	494	10,893
UnumProvident Corp. (Insurance)	4,940	96,429
Validus Holdings, Ltd. (Insurance)	1,482	39,925
Valley National Bancorp (Banks)	1,976	27,921
Ventas, Inc. (REIT)	2,470	108,038
Visa, Inc.—Class A (Commercial Services)	6,916	604,873
Vornado Realty Trust (REIT)	2,964	207,302
W.R. Berkley Corp. (Insurance)	1,976	48,689
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,482	45,260
Washington Federal, Inc. (Savings & Loans)	1,482	28,662
Washington REIT (REIT)	988	27,219
Webster Financial Corp. (Banks)	988	11,728
Weingarten Realty Investors (REIT)	1,976	39,105
Wells Fargo & Co. (Banks)	75,088	2,026,625
Westamerica Bancorp (Banks)	494	27,353
Western Union Co. (Commercial Services)	10,374	195,550
Whitney Holding Corp. (Banks)	1,482	13,501
Willis Group Holdings, Ltd. (Insurance)	2,470	65,159
Wilmington Trust Corp. (Banks)	988	12,192
Wintrust Financial Corp. (Banks)	494	15,210
XL Capital, Ltd.—Class A (Insurance)	5,434	99,605
Zenith National Insurance Corp. (Insurance)	494	14,711
Zions Bancorp (Banks)	1,976	25,352

TOTAL COMMON STOCKS
(Cost $16,654,552)		27,413,172

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000(Collateralized by $5,200 U.S. Treasury Notes, 1.00%, 12/31/11, market value $5,193)	$5,000	5,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $2,052)	2,000	2,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $25,000 (Collateralized by $24,900 U.S. Treasury Notes, 1.88%, 6/15/12, market value $25,546)	25,000	25,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $2,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $3,120)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,000)		35,000

TOTAL INVESTMENT SECURITIES
(Cost $16,689,552)—99.3%		27,448,172
Net other assets (liabilities)—0.7%		190,687

NET ASSETS—100.0%		$27,638,859

*	Non-income producing security

ProFund VP Financials invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$7,934,261	28.6%
Commercial Services	940,897	3.4%
Diversified Financial Services	8,813,111	31.6%
Forest Products & Paper	150,670	0.6%
Insurance	5,036,885	18.0%
REIT	3,514,182	13.1%
Real Estate	208,315	0.8%
Savings & Loans	345,087	1.3%
Software	469,764	1.8%
Other**	225,687	0.8%

Total	$27,638,859	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

253

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$27,413,172	$–	$27,413,172
Repurchase Agreements	–	35,000	35,000

Total Investment Securities	$27,413,172	$35,000	$27,448,172

See accompanying notes to the financial statements.

254

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$16,689,552

Securities, at value	27,413,172
Repurchase agreements, at value	35,000

Total Investment Securities, at value	27,448,172
Cash	1,852
Dividends receivable	38,111
Receivable for capital shares issued	238,109
Prepaid expenses	61

Total Assets	27,726,305

Liabilities:
Payable for capital shares redeemed	23,804
Advisory fees payable	15,527
Management services fees payable	2,070
Administration fees payable	930
Administrative services fees payable	10,516
Distribution fees payable	10,172
Trustee fees payable	73
Transfer agency fees payable	2,720
Fund accounting fees payable	1,860
Compliance services fees payable	395
Other accrued expenses	19,379

Total Liabilities	87,446

Net Assets	$27,638,859

Net Assets consist of:
Capital	$42,505,283
Accumulated net investment income (loss)	88,722
Accumulated net realized gains (losses) on investments	(25,713,766)
Net unrealized appreciation (depreciation) on investments	10,758,620

Net Assets	$27,638,859

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,543,343

Net Asset Value (offering and redemption price per share)	$17.91

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$468,581
Interest	37

Total Investment Income	468,618

Expenses:
Advisory fees	170,665
Management services fees	22,755
Administration fees	9,502
Transfer agency fees	14,271
Administrative services fees	66,926
Distribution fees	56,888
Custody fees	26,863
Fund accounting fees	20,976
Trustee fees	266
Compliance services fees	248
Other fees	38,123

Total Gross Expenses before reductions	427,483
Less Expenses reduced by the Advisor	(47,587)

Total Net Expenses	379,896

Net Investment Income (Loss)	88,722

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	10,836,278

Net Realized and Unrealized Gains (Losses) on Investments	4,601,043

Change in Net Assets Resulting from Operations	$4,689,765

See accompanying notes to the financial statements.

255

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$88,722	$487,543
Net realized gains (losses) on investments	(6,235,235)	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	10,836,278	(5,499,618)

Change in net assets resulting from operations	4,689,765	(18,647,576)

Distributions to Shareholders From:
Net investment income	(487,543)	(353,453)

Change in net assets resulting from distributions	(487,543)	(353,453)

Capital Transactions:
Proceeds from shares issued	69,097,729	142,001,893
Dividends reinvested	487,543	353,453
Value of shares redeemed	(68,746,201)	(125,655,579)

Change in net assets resulting from capital transactions	839,071	16,699,767

Change in net assets	5,041,293	(2,301,262)
Net Assets:
Beginning of period	22,597,566	24,898,828

End of period	$27,638,859	$22,597,566

Accumulated net investment income (loss)	$88,722	$487,543

Share Transactions:
Issued	4,752,296	5,559,039
Reinvested	26,598	14,480
Redeemed	(4,663,728)	(4,914,246)

Change in shares	115,166	659,273

See accompanying notes to the financial statements.

256

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$15.82	$32.38	$40.64	$34.84	$33.80

Investment Activities:
Net investment income (loss)(a)	0.06	0.46	0.41	0.34	0.27
Net realized and unrealized gains (losses) on investments	2.32	(16.72)	(8.11)	5.69	1.06

Total income (loss) from investment activities	2.38	(16.26)	(7.70)	6.03	1.33

Distributions to Shareholders From:
Net investment income	(0.29)	(0.30)	(0.56)	(0.23)	(0.29)

Net Asset Value, End of Period	$17.91	$15.82	$32.38	$40.64	$34.84

Total Return	15.01%	(50.54)%	(19.11)%	17.35%	3.98%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.85%	1.74%	1.76%	1.92%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.92%
Net investment income (loss)	0.39%	1.90%	1.04%	0.90%	0.80%

Supplemental Data:
Net assets, end of period (000’s)	$27,639	$22,598	$24,899	$49,610	$35,924
Portfolio turnover rate(b)	272%	413%	216%	247%	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

257

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2009, the Fund had a total return of 19.56%, compared to a return of 21.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Medtronic Inc (+39.97%), Merck & Co Inc (+20.20%), and UnitedHeath Group Inc (+14.59%), while the bottom three performers in this group were Gilead Sciences Inc (–15.39%), Amgen Inc (–2.04%), and Abbott Laboratories (+1.16%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Health Care	1/22/2001	19.56%	1.48%	–0.60%	1.74%	1.68%

Dow Jones U.S. Health Care Index	1/22/2001	21.71%	3.34%	1.34%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

258

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.7%
Pfizer, Inc.	10.4%
Merck & Co., Inc.	7.9%
Abbott Laboratories	5.9%
Amgen, Inc.	4.1%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	63%
Health Care Equipment and Services	37%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2009

Common Stocks (99.9%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	30,758	$1,660,624
Acorda Therapeutics, Inc.* (Biotechnology)	676	17,049
Aetna, Inc. (Healthcare-Services)	8,788	278,580
Alcon, Inc. (Healthcare-Products)	1,690	277,751
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,690	82,506
Alkermes, Inc.* (Pharmaceuticals)	2,028	19,083
Allergan, Inc. (Pharmaceuticals)	6,084	383,353
Amedisys, Inc.* (Healthcare-Services)	676	32,827
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,352	26,080
AMERIGROUP Corp.* (Healthcare-Services)	1,014	27,337
Amgen, Inc.* (Biotechnology)	20,280	1,147,240
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,704	38,370
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	1,014	30,400
Bard (C.R.), Inc. (Healthcare-Products)	2,028	157,981
Baxter International, Inc. (Healthcare-Products)	12,168	714,018
Beckman Coulter, Inc. (Healthcare-Products)	1,352	88,475
Becton, Dickinson & Co. (Healthcare-Products)	4,394	346,511
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	338	32,603
Biogen Idec, Inc.* (Biotechnology)	5,746	307,411
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,028	38,147
Boston Scientific Corp.* (Healthcare-Products)	30,082	270,738
Bristol-Myers Squibb Co. (Pharmaceuticals)	33,800	853,450
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,014	18,445
CareFusion Corp.* (Healthcare-Products)	3,718	92,987
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	676	24,654
Celera Corp.* (Biotechnology)	1,690	11,678
Celgene Corp.* (Biotechnology)	9,126	508,136
Centene Corp.* (Healthcare-Services)	1,014	21,466
Cephalon, Inc.* (Pharmaceuticals)	1,352	84,378
Cepheid, Inc.* (Healthcare-Products)	1,014	12,655
Charles River Laboratories International, Inc.* (Biotechnology)	1,352	45,549
CIGNA Corp. (Insurance)	5,408	190,740
Community Health Systems, Inc.* (Healthcare-Services)	2,028	72,197
Cooper Cos., Inc. (Healthcare-Products)	1,014	38,654
Covance, Inc.* (Healthcare-Services)	1,352	73,779
Coventry Health Care, Inc.* (Healthcare-Services)	3,042	73,890
Covidien PLC (Healthcare-Products)	10,140	485,605
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,014	19,236
DaVita, Inc.* (Healthcare-Services)	2,028	119,125
Dendreon Corp.* (Biotechnology)	2,704	71,061
DENTSPLY International, Inc. (Healthcare-Products)	3,042	106,987
Edwards Lifesciences Corp.* (Healthcare-Products)	1,014	88,066
Eli Lilly & Co. (Pharmaceuticals)	19,604	700,059
Emergency Medical Services Corp.—Class A* (Commercial Services)	338	18,303
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,028	41,594
Express Scripts, Inc.* (Pharmaceuticals)	5,070	438,301
Forest Laboratories, Inc.* (Pharmaceuticals)	6,084	195,357
Gen-Probe, Inc.* (Healthcare-Products)	1,014	43,501
Genzyme Corp.* (Biotechnology)	5,408	265,046
Gilead Sciences, Inc.* (Pharmaceuticals)	18,252	789,946
Haemonetics Corp.* (Healthcare-Products)	676	37,281
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,732	34,402
Health Net, Inc.* (Healthcare-Services)	2,028	47,232
HEALTHSOUTH Corp.* (Healthcare-Services)	2,028	38,066
Healthways, Inc.* (Healthcare-Services)	676	12,398
Henry Schein, Inc.* (Healthcare-Products)	1,690	88,894
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,352	32,434
HMS Holdings Corp.* (Commercial Services)	676	32,914
Hologic, Inc.* (Healthcare-Products)	5,070	73,515
Hospira, Inc.* (Pharmaceuticals)	3,042	155,142
Human Genome Sciences, Inc.* (Biotechnology)	3,718	113,771
Humana, Inc.* (Healthcare-Services)	3,380	148,348
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,352	72,251
Illumina, Inc.* (Biotechnology)	2,366	72,518
Immucor, Inc.* (Healthcare-Products)	1,352	27,364
Incyte, Corp.* (Biotechnology)	2,366	21,554
Intuitive Surgical, Inc.* (Healthcare-Products)	676	205,044
Invacare Corp. (Healthcare-Products)	676	16,859
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,690	70,152
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,690	18,759
Johnson & Johnson (Healthcare-Products)	55,432	3,570,375
Kinetic Concepts, Inc.* (Healthcare-Products)	1,352	50,903
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,070	62,209
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,028	151,775

See accompanying notes to the financial statements.

259

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2009

Common Stocks, continued
	Shares	Value

Life Technologies Corp.* (Biotechnology)	3,718	$194,191
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,014	32,965
Lincare Holdings, Inc.* (Healthcare-Services)	1,352	50,186
Magellan Health Services, Inc.* (Healthcare-Services)	676	27,533
Masimo Corp.* (Healthcare-Products)	1,014	30,846
Medco Health Solutions, Inc.* (Pharmaceuticals)	9,464	604,844
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,014	27,429
Mednax, Inc.* (Healthcare-Services)	1,014	60,962
Medtronic, Inc. (Healthcare-Products)	22,308	981,106
Merck& Co., Inc. (Pharmaceuticals)	60,840	2,223,094
Millipore Corp.* (Biotechnology)	1,014	73,363
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,084	112,128
Myriad Genetics, Inc.* (Biotechnology)	2,028	52,931
Nektar Therapeutics* (Biotechnology)	1,690	15,751
NuVasive, Inc.* (Healthcare-Products)	676	21,618
Odyssey Healthcare, Inc.* (Healthcare-Services)	676	10,532
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,014	29,751
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,014	31,464
Owens & Minor, Inc. (Distribution/Wholesale)	676	29,021
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	676	18,293
PAREXEL International Corp.* (Commercial Services)	1,014	14,297
Patterson Cos., Inc.* (Healthcare-Products)	2,028	56,743
PDL BioPharma, Inc. (Biotechnology)	2,366	16,231
Perrigo Co. (Pharmaceuticals)	1,690	67,330
Pfizer, Inc. (Pharmaceuticals)	161,226	2,932,701
Pharmaceutical Product Development, Inc. (Commercial Services)	2,366	55,459
PharMerica Corp.* (Pharmaceuticals)	676	10,735
PSS World Medical, Inc.* (Healthcare-Products)	1,352	30,515
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,014	21,436
Quest Diagnostics, Inc. (Healthcare-Services)	3,042	183,676
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,352	32,691
ResMed, Inc.* (Healthcare-Products)	1,352	70,669
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,014	25,756
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,352	18,401
St. Jude Medical, Inc.* (Healthcare-Products)	6,760	248,633
STERIS Corp. (Healthcare-Products)	1,014	28,362
Stryker Corp. (Healthcare-Products)	6,084	306,451
Techne Corp. (Healthcare-Products)	676	46,347
Tenet Healthcare Corp.* (Healthcare-Services)	9,464	51,011
Theravance, Inc.* (Pharmaceuticals)	1,014	13,253
Thermo Fisher Scientific, Inc.* (Electronics)	8,112	386,861
Thoratec Corp.* (Healthcare-Products)	1,014	27,297
United Therapeutics Corp.* (Pharmaceuticals)	1,014	53,387
UnitedHealth Group, Inc. (Healthcare-Services)	23,322	710,855
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,690	51,545
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,352	42,980
Varian Medical Systems, Inc.* (Healthcare-Products)	2,366	110,847
Varian, Inc.* (Electronics)	676	34,841
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,718	159,316
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,028	57,737
Waters Corp.* (Electronics)	2,028	125,655
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,028	80,329
WellCare Health Plans, Inc.* (Healthcare-Services)	676	24,850
WellPoint, Inc.* (Healthcare-Services)	9,126	531,954
West Pharmaceutical Services, Inc. (Healthcare-Products)	676	26,499
Zimmer Holdings, Inc.* (Healthcare-Products)	4,394	259,729

TOTAL COMMON STOCKS
(Cost $20,302,629)		28,179,476

Repurchase Agreements (0.6%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $25,000 (Collateralized by $25,600 U.S. Treasury Notes, 1.00%, 12/31/11, market value $25,568)	$25,000	25,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $11,000 (Collateralized by $12,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $11,998)	11,000	11,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $116,000 (Collateralized by $115,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $121,077)	116,000	116,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $4,015)	3,000	3,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $8,000 (Collateralized by $7,600 U.S. Treasury Notes, 4.63%, 8/31/11, market value $8,175)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $163,000)		163,000

TOTAL INVESTMENT SECURITIES
(Cost $20,465,629)—100.5%		28,342,476
Net other assets (liabilities)—(0.5)%		(153,758)

NET ASSETS—100.0%		$28,188,718

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

ProFund VP Health Care invested in the following industries as of December 31, 2009:

	Value	Net Assets

Biotechnology	$3,258,997	11.8%
Commercial Services	120,973	0.5%
Distribution/Wholesale	29,021	0.1%
Electronics	547,357	1.9%
Healthcare-Products	9,271,143	32.8%
Healthcare-Services	2,907,372	10.3%
Insurance	190,740	0.7%
Pharmaceuticals	11,853,873	41.8%
Other**	9,242	0.1%

Total	$28,188,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

260

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$28,179,476	$–	$28,179,476
Repurchase Agreements	–	163,000	163,000

Total Investment Securities	$28,179,476	$163,000	$28,342,476

See accompanying notes to the financial statements.

261

PROFUNDS VP
ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$20,465,629

Securities, at value	28,179,476
Repurchase agreements, at value	163,000

Total Investment Securities, at value	28,342,476
Cash	204
Dividends receivable	38,527
Receivable for capital shares issued	1,159
Receivable for investments sold	416,699
Prepaid expenses	50

Total Assets	28,799,115

Liabilities:
Payable for capital shares redeemed	554,976
Advisory fees payable	15,449
Management services fees payable	2,060
Administration fees payable	898
Administrative services fees payable	7,923
Distribution fees payable	7,893
Trustee fees payable	70
Transfer agency fees payable	2,288
Fund accounting fees payable	1,797
Compliance services fees payable	314
Other accrued expenses	16,729

Total Liabilities	610,397

Net Assets	$28,188,718

Net Assets consist of:
Capital	$34,144,742
Accumulated net investment income (loss)	89,402
Accumulated net realized gains (losses) on investments	(13,922,273)
Net unrealized appreciation (depreciation) on investments	7,876,847

Net Assets	$28,188,718

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	999,859

Net Asset Value (offering and redemption price per share)	$28.19

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$433,912
Interest	44

Total Investment Income	433,956

Expenses:
Advisory fees	155,556
Management services fees	20,741
Administration fees	8,738
Transfer agency fees	13,373
Administrative services fees	61,228
Distribution fees	51,852
Custody fees	11,051
Fund accounting fees	18,788
Trustee fees	301
Compliance services fees	163
Other fees	30,679

Total Gross Expenses before reductions	372,470
Less Expenses reduced by the Advisor	(27,916)

Total Net Expenses	344,554

Net Investment Income (Loss)	89,402

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,235,900)
Change in net unrealized appreciation/depreciation on investments	2,613,547

Net Realized and Unrealized Gains (Losses) on Investments	1,377,647

Change in Net Assets Resulting from Operations	$1,467,049

See accompanying notes to the financial statements.

262

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$89,402	$110,530
Net realized gains (losses) on investments	(1,235,900)	(4,947,986)
Change in net unrealized appreciation/depreciation on investments	2,613,547	(5,546,646)

Change in net assets resulting from operations	1,467,049	(10,384,102)

Distributions to Shareholders From:
Net investment income	(110,530)	(130,707)

Change in net assets resulting from distributions	(110,530)	(130,707)

Capital Transactions:
Proceeds from shares issued	43,617,033	97,397,233
Dividends reinvested	110,530	130,707
Value of shares redeemed	(42,673,386)	(123,959,518)

Change in net assets resulting from capital transactions	1,054,177	(26,431,578)

Change in net assets	2,410,696	(36,946,387)
Net Assets:
Beginning of period	25,778,022	62,724,409

End of period	$28,188,718	$25,778,022

Accumulated net investment income (loss)	$89,402	$110,530

Share Transactions:
Issued	1,755,613	3,497,776
Reinvested	4,198	4,549
Redeemed	(1,846,694)	(4,411,963)

Change in shares	(86,883)	(909,638)

See accompanying notes to the financial statements.

263

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$23.72	$31.42	$29.48	$28.01	$26.42

Investment Activities:
Net investment income (loss)(a)	0.10	0.10	0.07	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	4.53	(7.72)	1.87	1.55	1.74

Total income (loss) from investment activities	4.63	(7.62)	1.94	1.47	1.59

Distributions to Shareholders From:
Net investment income	(0.16)	(0.08)	—	—	—

Net Asset Value, End of Period	$28.19	$23.72	$31.42	$29.48	$28.01

Total Return	19.56%	(24.29)%	6.58%	5.25%	6.02%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.76%	1.72%	1.76%	1.89%
Net expenses	1.66%	1.63%	1.63%	1.72%	1.89%
Net investment income (loss)	0.43%	0.35%	0.24%	(0.29)%	(0.57)%

Supplemental Data:
Net assets, end of period (000’s)	$28,189	$25,778	$62,724	$67,288	$57,307
Portfolio turnover rate(b)	175%	265%	221%	123%	310%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

264

ProFund VP Industrials

The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index. For the year ended December 31, 2009, the Fund had a total return of 24.10%, compared to a return of 26.07%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Industrials Index measures the performance of the industrial industry of the U.S. equity market. Component companies include building materials, heavy construction, factory equipment, heavy machinery, industrial services, pollution control, containers and packaging, industrial diversified, air freight, marine transportation, railroads, trucking, land-transportation equipment, shipbuilding, transportation services, advanced industrial equipment, electric components and equipment, and aerospace.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were 3M Co (+43.67%), Union Pacific Corp (+33.68%), and Burlington Northern Santa Fe Corp (+30.26%), while the bottom three performers in this group were General Electric Co (–6.60%), United Parcel Service Inc Class B (+4.01%), and Emerson Electric Co (+ 16.36%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Industrials from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Industrials	5/1/2002	24.10%	–1.15%	1.25%	1.87%	1.68%

Dow Jones U.S. Industrials Index	5/1/2002	26.07%	0.65%	3.65%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

265

PROFUNDS VP
ProFund VP Industrials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Industrials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Industrials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

General Electric Co.	11.0%
United Technologies Corp.	4.2%
3M Co.	3.7%
United Parcel Service, Inc.—Class B	2.8%
Boeing Co.	2.5%

Dow Jones U.S. Industrials Index - Composition
% of Index

General Industrials	23%
Aerospace and Defense	17%
Support Services	15%
Industrial Engineering	14%
Industrial Transportation	14%
Electronic & Electrical Equipment	11%
Construction and Materials	6%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2009

Common Stocks (100.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,516	$538,678
AAR Corp.* (Aerospace/Defense)	362	8,319
ABM Industries, Inc. (Commercial Services)	362	7,479
Accenture PLC—Class A (Computers)	5,792	240,368
Actuant Corp.—Class A (Miscellaneous Manufacturing)	724	13,416
Acuity Brands, Inc. (Miscellaneous Manufacturing)	362	12,902
Administaff, Inc. (Commercial Services)	181	4,270
Aecom Technology Corp.* (Engineering & Construction)	905	24,887
Affiliated Computer Services, Inc.—Class A* (Computers)	905	54,019
AGCO Corp.* (Machinery-Diversified)	905	29,268
Agilent Technologies, Inc.* (Electronics)	3,439	106,850
Alexander & Baldwin, Inc. (Transportation)	362	12,391
Alliance Data Systems Corp.* (Commercial Services)	543	35,072
Alliant Techsystems, Inc.* (Aerospace/Defense)	362	31,954
American Superconductor Corp.* (Electrical Components & Equipment)	362	14,806
Ametek, Inc. (Electrical Components & Equipment)	1,086	41,529
Amphenol Corp.—Class A (Electronics)	1,810	83,586
Anixter International, Inc.* (Telecommunications)	362	17,050
AptarGroup, Inc. (Miscellaneous Manufacturing)	724	25,876
Arkansas Best Corp. (Transportation)	181	5,327
Arrow Electronics, Inc.* (Electronics)	1,267	37,516
Astec Industries, Inc.* (Machinery-Construction & Mining)	181	4,876
Automatic Data Processing, Inc. (Software)	5,068	217,012
Avnet, Inc.* (Electronics)	1,448	43,672
AVX Corp. (Electronics)	543	6,880
Baldor Electric Co. (Hand/Machine Tools)	362	10,169
Ball Corp. (Packaging & Containers)	905	46,788
BE Aerospace, Inc.* (Aerospace/Defense)	905	21,267
Belden, Inc. (Electrical Components & Equipment)	543	11,903
Bemis Co., Inc. (Packaging & Containers)	1,086	32,200
Benchmark Electronics, Inc.* (Electronics)	724	13,691
Black Box Corp. (Telecommunications)	181	5,130
Boeing Co. (Aerospace/Defense)	6,697	362,509
Brady Corp.—Class A (Electronics)	543	16,295
Brink’s Home Security Holdings, Inc.* (Commercial Services)	543	17,724
Broadridge Financial Solutions, Inc. (Software)	1,448	32,667
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	724	40,812
Burlington Northern Santa Fe Corp. (Transportation)	2,896	285,603
C.H. Robinson Worldwide, Inc. (Transportation)	1,629	95,671
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	543	18,603
Caterpillar, Inc. (Machinery-Construction & Mining)	6,335	361,032
Ceradyne, Inc.* (Miscellaneous Manufacturing)	181	3,477
Checkpoint Systems, Inc.* (Electronics)	362	5,520
Cintas Corp. (Textiles)	1,267	33,005
Clarcor, Inc. (Miscellaneous Manufacturing)	543	17,615
Clean Harbors, Inc.* (Environmental Control)	181	10,789
Cognex Corp. (Machinery-Diversified)	362	6,415
Commscope, Inc.* (Telecommunications)	905	24,010
Con-way, Inc. (Transportation)	543	18,956
Convergys Corp.* (Commercial Services)	1,267	13,620
Cooper Industries PLC (Miscellaneous Manufacturing)	1,991	84,896
Corrections Corp. of America* (Commercial Services)	1,086	26,661
Crane Co. (Miscellaneous Manufacturing)	543	16,627
Crown Holdings, Inc.* (Packaging & Containers)	1,629	41,670
CSX Corp. (Transportation)	3,982	193,087
Cummins, Inc. (Machinery-Diversified)	1,810	83,007
Curtiss-Wright Corp. (Aerospace/Defense)	543	17,007
CyberSource Corp.* (Internet)	724	14,560
Danaher Corp. (Miscellaneous Manufacturing)	2,534	190,557
Deere & Co. (Machinery-Diversified)	4,344	234,967
Deluxe Corp. (Commercial Services)	543	8,031
Dionex Corp.* (Electronics)	181	13,370
Donaldson Co., Inc. (Miscellaneous Manufacturing)	724	30,799
Dover Corp. (Miscellaneous Manufacturing)	1,810	75,314
Eagle Materials, Inc.—Class A (Building Materials)	362	9,430
Eaton Corp. (Miscellaneous Manufacturing)	1,629	103,637
EMCOR Group, Inc.* (Engineering & Construction)	724	19,476
Emerson Electric Co. (Electrical Components & Equipment)	7,602	323,845
EnerSys* (Electrical Components & Equipment)	362	7,917
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	181	6,489
Esterline Technologies Corp.* (Aerospace/Defense)	362	14,759
Euronet Worldwide, Inc.* (Commercial Services)	543	11,919
Expeditors International of Washington, Inc. (Transportation)	2,172	75,434

See accompanying notes to the financial statements.

266

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2009

Common Stocks, continued
	Shares	Value

Fastenal Co. (Distribution/Wholesale)	1,448	$60,295
FedEx Corp. (Transportation)	2,896	241,671
Fidelity National Information Services, Inc. (Software)	3,439	80,610
Fiserv, Inc.* (Software)	1,629	78,974
Flextronics International, Ltd.* (Electronics)	8,145	59,540
FLIR Systems, Inc.* (Electronics)	1,448	47,379
Flowserve Corp. (Machinery-Diversified)	543	51,330
Fluor Corp. (Engineering & Construction)	1,810	81,522
Fortune Brands, Inc. (Household Products/Wares)	1,448	62,554
Forward Air Corp. (Transportation)	362	9,068
Foster Wheeler AG* (Engineering & Construction)	1,267	37,300
FTI Consulting, Inc.* (Commercial Services)	543	25,608
G & K Services, Inc. (Textiles)	181	4,549
Gardner Denver, Inc. (Machinery-Diversified)	543	23,105
GATX Corp. (Trucking & Leasing)	362	10,407
Genco Shipping & Trading, Ltd.* (Transportation)	362	8,102
General Cable Corp.* (Electrical Components & Equipment)	543	15,975
General Dynamics Corp. (Aerospace/Defense)	3,258	222,098
General Electric Co. (Miscellaneous Manufacturing)	107,333	1,623,948
Genesee & Wyoming, Inc.—Class A* (Transportation)	362	11,816
Global Payments, Inc. (Software)	905	48,743
Goodrich Corp. (Aerospace/Defense)	1,267	81,405
Graco, Inc. (Machinery-Diversified)	543	15,513
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,267	19,702
Granite Construction, Inc. (Engineering & Construction)	362	12,185
Greif, Inc.—Class A (Packaging & Containers)	181	9,770
Harsco Corp. (Miscellaneous Manufacturing)	905	29,168
Heartland Express, Inc. (Transportation)	543	8,292
Hewitt Associates, Inc.* (Commercial Services)	905	38,245
Hexcel Corp.* (Aerospace/Defense Equipment)	905	11,747
Honeywell International, Inc. (Miscellaneous Manufacturing)	7,059	276,713
Hub Group, Inc.—Class A* (Transportation)	362	9,712
Hubbell, Inc.—Class B (Electrical Components & Equipment)	543	25,684
IDEX Corp. (Machinery-Diversified)	905	28,191
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	4,344	208,469
IMS Health, Inc. (Software)	1,810	38,119
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	3,258	116,441
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	362	8,225
Iron Mountain, Inc.* (Commercial Services)	1,810	41,196
Itron, Inc.* (Electronics)	362	24,460
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,810	90,029
J.B. Hunt Transport Services, Inc. (Transportation)	905	29,204
Jabil Circuit, Inc. (Electronics)	1,991	34,584
Jack Henry & Associates, Inc. (Computers)	905	20,924
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,267	47,652
Joy Global, Inc. (Machinery-Construction & Mining)	1,086	56,027
Kaman Corp. (Aerospace/Defense)	181	4,179
Kansas City Southern Industries, Inc.* (Transportation)	905	30,127
Kaydon Corp. (Metal Fabricate/Hardware)	362	12,945
KBR, Inc. (Engineering & Construction)	1,629	30,951
Kennametal, Inc. (Hand/Machine Tools)	905	23,458
Kirby Corp.* (Transportation)	543	18,913
Knight Transportation, Inc. (Transportation)	543	10,474
L-3 Communications Holdings, Inc. (Aerospace/Defense)	1,267	110,166
Landstar System, Inc. (Transportation)	543	21,052
Lender Processing Services, Inc. (Diversified Financial Services)	905	36,797
Lennox International, Inc. (Building Materials)	543	21,199
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	362	19,352
Littelfuse, Inc.* (Electrical Components & Equipment)	181	5,819
Lockheed Martin Corp. (Aerospace/Defense)	3,077	231,852
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,267	8,844
Manitowoc Co. (Machinery-Diversified)	1,267	12,632
Manpower, Inc. (Commercial Services)	724	39,516
ManTech International Corp.—Class A* (Software)	181	8,739
Martin Marietta Materials (Building Materials)	362	32,366
Masco Corp. (Building Materials)	3,620	49,992
McDermott International, Inc.* (Engineering & Construction)	2,353	56,496
MDU Resources Group, Inc. (Electric)	1,810	42,716
MeadWestvaco Corp. (Forest Products & Paper)	1,448	41,456
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	362	38,006
Mine Safety Appliances Co. (Environmental Control)	362	9,604
Molex, Inc. (Electrical Components & Equipment)	724	15,602
Molex, Inc.—Class A (Electrical Components & Equipment)	724	13,850
Monster Worldwide, Inc.* (Internet)	1,267	22,046
Moog, Inc.—Class A* (Aerospace/Defense)	362	10,581
MPS Group, Inc.* (Commercial Services)	905	12,435
MSC Industrial Direct Co.—Class A (Retail)	362	17,014
Mueller Industries, Inc. (Metal Fabricate/Hardware)	362	8,992
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,448	7,530
Nalco Holding Co. (Environmental Control)	1,448	36,938
National Instruments Corp. (Computers)	543	15,991
Navigant Consulting Co.* (Commercial Services)	543	8,069
Navistar International Corp.* (Auto Manufacturers)	543	20,987
NeuStar, Inc.* (Telecommunications)	724	16,681
Nordson Corp. (Machinery-Diversified)	362	22,147
Norfolk Southern Corp. (Transportation)	3,801	199,248
Northrop Grumman Corp. (Aerospace/Defense)	2,896	161,742
Old Dominion Freight Line, Inc.* (Transportation)	362	11,113
Orbital Sciences Corp.* (Aerospace/Defense)	543	8,286
Oshkosh Truck Corp. (Auto Manufacturers)	905	33,512
Overseas Shipholding Group, Inc. (Transportation)	181	7,955
Owens Corning, Inc.* (Building Materials)	1,086	27,845
Owens-Illinois, Inc.* (Packaging & Containers)	1,629	53,545
PACCAR, Inc. (Auto Manufacturers)	3,439	124,733
Packaging Corp. of America (Packaging & Containers)	1,086	24,989
Pactiv Corp.* (Packaging & Containers)	1,267	30,585
Pall Corp. (Miscellaneous Manufacturing)	1,267	45,865
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,629	87,770
Paychex, Inc. (Commercial Services)	3,258	99,825
Pentair, Inc. (Miscellaneous Manufacturing)	1,086	35,078
PerkinElmer, Inc. (Electronics)	1,267	26,088
PHH Corp.* (Commercial Services)	543	8,748
Plexus Corp.* (Electronics)	362	10,317
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,448	159,787
Quanex Building Products Corp. (Building Materials)	362	6,143
Quanta Services, Inc.* (Commercial Services)	1,991	41,492
R.R. Donnelley & Sons Co. (Commercial Services)	2,172	48,370
Raytheon Co. (Aerospace/Defense)	3,982	205,153
Regal-Beloit Corp. (Hand/Machine Tools)	362	18,802
Republic Services, Inc. (Environmental Control)	3,077	87,110
Resources Connection, Inc.* (Commercial Services)	543	11,522
Robert Half International, Inc. (Commercial Services)	1,448	38,705
Rock-Tenn Co.—Class A (Forest Products & Paper)	362	18,248
Rockwell Automation, Inc. (Machinery-Diversified)	1,448	68,027
Rockwell Collins, Inc. (Aerospace/Defense)	1,629	90,181
Roper Industries, Inc. (Miscellaneous Manufacturing)	905	47,395

See accompanying notes to the financial statements.

267

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2009

Common Stocks, continued
	Shares	Value

Ryder System, Inc. (Transportation)	543	$22,355
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	181	8,634
Sealed Air Corp. (Packaging & Containers)	1,629	35,610
Shaw Group, Inc.* (Engineering & Construction)	905	26,019
Sherwin-Williams Co. (Chemicals)	905	55,793
Silgan Holdings, Inc. (Packaging & Containers)	181	10,476
Simpson Manufacturing Co., Inc. (Building Materials)	362	9,734
Smith Corp. (Miscellaneous Manufacturing)	181	7,854
Sonoco Products Co. (Packaging & Containers)	1,086	31,765
Spirit Aerosystems Holdings, Inc.—Class A* (Aerospace/Defense)	1,086	21,568
SPX Corp. (Miscellaneous Manufacturing)	543	29,702
Stericycle, Inc.* (Environmental Control)	905	49,929
Teekay Shipping Corp. (Transportation)	362	8,402
Teledyne Technologies, Inc.* (Aerospace/Defense)	362	13,886
Teleflex, Inc. (Miscellaneous Manufacturing)	362	19,508
TeleTech Holdings, Inc.* (Commercial Services)	362	7,251
Temple-Inland, Inc. (Forest Products & Paper)	1,086	22,925
Terex Corp.* (Machinery-Construction & Mining)	1,086	21,514
Tetra Tech, Inc.* (Environmental Control)	543	14,753
Texas Industries, Inc. (Building Materials)	181	6,333
Textron, Inc. (Miscellaneous Manufacturing)	2,715	51,069
The Brink’s Co. (Miscellaneous Manufacturing)	543	13,217
The Corporate Executive Board Co. (Commercial Services)	362	8,261
Thomas & Betts Corp.* (Electronics)	543	19,434
Timken Co. (Metal Fabricate/Hardware)	724	17,166
Toro Co. (Housewares)	362	15,135
Total System Services, Inc. (Software)	1,991	34,385
TransDigm Group, Inc. (Aerospace/Defense Equipment)	362	17,191
Trimble Navigation, Ltd.* (Electronics)	1,267	31,928
Trinity Industries, Inc. (Miscellaneous Manufacturing)	724	12,627
TrueBlue, Inc.* (Commercial Services)	362	5,361
Tyco Electronics, Ltd. (Electronics)	4,706	115,532
Tyco International, Ltd. (Miscellaneous Manufacturing)	4,887	174,368
Union Pacific Corp. (Transportation)	5,068	323,845
United Parcel Service, Inc.—Class B (Transportation)	7,059	404,975
United Rentals, Inc.* (Commercial Services)	543	5,327
United Stationers, Inc.* (Distribution/Wholesale)	181	10,290
United Technologies Corp. (Aerospace/Defense)	8,869	615,597
URS Corp.* (Engineering & Construction)	905	40,291
USG Corp.* (Building Materials)	724	10,172
UTI Worldwide, Inc. (Transportation)	1,086	15,552
Valmont Industries, Inc. (Metal Fabricate/Hardware)	181	14,199
Veeco Instruments, Inc.* (Semiconductors)	362	11,960
Vishay Intertechnology, Inc.* (Electronics)	1,810	15,113
VistaPrint N.V.* (Commercial Services)	362	20,511
Vulcan Materials Co. (Building Materials)	1,086	57,200
W.W. Grainger, Inc. (Distribution/Wholesale)	543	52,579
Wabtec Corp. (Machinery-Diversified)	543	22,176
Waste Connections, Inc.* (Environmental Control)	724	24,124
Waste Management, Inc. (Environmental Control)	4,706	159,110
Watsco, Inc. (Distribution/Wholesale)	362	17,731
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	362	17,202
Werner Enterprises, Inc. (Transportation)	543	10,746
WESCO International, Inc.* (Distribution/Wholesale)	362	9,778
Weyerhaeuser Co. (Forest Products & Paper)	2,172	93,700
Woodward Governor Co. (Electronics)	543	13,993
World Fuel Services Corp. (Retail)	543	14,547
Wright Express Corp.* (Commercial Services)	362	11,533
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	543	15,399

TOTAL COMMON STOCKS
(Cost $11,764,056)		14,745,212

Repurchase Agreements(NM)
	Principal
	Amount

HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $2,052)	$2,000	2,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 4.63%, 8/31/11, market value $1,076)	1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $3,000)		3,000

TOTAL INVESTMENT SECURITIES
(Cost $11,767,056)—100.2%		14,748,212
Net other assets (liabilities)—(0.2)%		(23,890)

NET ASSETS—100.0%		$14,724,322

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Industrials invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Aerospace/Defense	$2,232,509	15.1%
Aerospace/Defense Equipment	28,938	0.2%
Auto Manufacturers	179,232	1.1%
Building Materials	230,414	1.5%
Chemicals	55,793	0.4%
Commercial Services	613,953	4.4%
Computers	331,302	2.2%
Distribution/Wholesale	150,673	1.1%
Diversified Financial Services	36,797	0.2%
Electric	42,716	0.3%
Electrical Components & Equipment	534,638	3.7%
Electronics	725,748	4.9%
Engineering & Construction	385,004	2.8%
Environmental Control	392,357	2.7%
Forest Products & Paper	185,173	1.3%
Hand/Machine Tools	71,781	0.5%
Household Products/Wares	62,554	0.4%
Housewares	15,135	0.1%
Internet	36,606	0.2%
Iron/Steel	8,634	0.1%
Machinery-Construction & Mining	484,261	3.2%
Machinery-Diversified	612,177	4.1%
Metal Fabricate/Hardware	220,619	1.6%
Miscellaneous Manufacturing	4,008,107	27.1%
Packaging & Containers	317,398	2.2%
Retail	31,561	0.2%
Semiconductors	11,960	0.1%
Software	539,249	3.6%
Telecommunications	62,871	0.4%
Textiles	37,554	0.2%
Transportation	2,089,091	14.2%
Trucking & Leasing	10,407	0.1%
Other**	(20,890)	(0.2)%

Total	$14,724,322	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

268

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Industrials	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$14,745,212	$–	$14,745,212
Repurchase Agreements	–	3,000	3,000

Total Investment Securities	$14,745,212	$3,000	$14,748,212

See accompanying notes to the financial statements.

269

PROFUNDS VP
ProFund VP Industrials

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$11,767,056

Securities, at value	14,745,212
Repurchase agreements, at value	3,000

Total Investment Securities, at value	14,748,212
Cash	389
Dividends receivable	25,404
Receivable for capital shares issued	960
Prepaid expenses	16

Total Assets	14,774,981

Liabilities:
Payable for capital shares redeemed	22,791
Advisory fees payable	6,036
Management services fees payable	805
Administration fees payable	504
Administrative services fees payable	4,707
Distribution fees payable	3,364
Trustee fees payable	39
Transfer agency fees payable	1,393
Fund accounting fees payable	1,007
Compliance services fees payable	164
Other accrued expenses	9,849

Total Liabilities	50,659

Net Assets	$14,724,322

Net Assets consist of:
Capital	$19,702,836
Accumulated net investment income (loss)	57,189
Accumulated net realized gains (losses) on investments	(8,016,859)
Net unrealized appreciation (depreciation) on investments	2,981,156

Net Assets	$14,724,322

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	493,751

Net Asset Value (offering and redemption price per share)	$29.82

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$195,507
Interest	14

Total Investment Income	195,521

Expenses:
Advisory fees	62,116
Management services fees	8,282
Administration fees	3,440
Transfer agency fees	5,135
Administrative services fees	28,959
Distribution fees	20,705
Custody fees	25,944
Fund accounting fees	8,600
Trustee fees	124
Compliance services fees	94
Other fees	11,778

Total Gross Expenses before reductions	175,177
Less Expenses reduced by the Advisor	(36,845)

Total Net Expenses	138,332

Net Investment Income (Loss)	57,189

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,520,468)
Change in net unrealized appreciation/depreciation on investments	2,418,245

Net Realized and Unrealized Gains (Losses) on Investments	897,777

Change in Net Assets Resulting from Operations	$954,966

See accompanying notes to the financial statements.

270

PROFUNDS VP
ProFund VP Industrials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$57,189	$64,535
Net realized gains (losses) on investments	(1,520,468)	(4,478,743)
Change in net unrealized appreciation/depreciation on investments	2,418,245	(3,785,852)

Change in net assets resulting from operations	954,966	(8,200,060)

Distributions to Shareholders From:
Net investment income	(64,535)	(8,448)
Net realized gains on investments	—	(477,090)

Change in net assets resulting from distributions	(64,535)	(485,538)

Capital Transactions:
Proceeds from shares issued	44,829,020	73,589,247
Dividends reinvested	64,535	485,538
Value of shares redeemed	(39,816,141)	(80,151,987)

Change in net assets resulting from capital transactions	5,077,414	(6,077,202)

Change in net assets	5,967,845	(14,762,800)
Net Assets:
Beginning of period	8,756,477	23,519,277

End of period	$14,724,322	$8,756,477

Accumulated net investment income (loss)	$57,189	$64,535

Share Transactions:
Issued	1,720,385	1,981,859
Reinvested	2,242	13,805
Redeemed	(1,590,896)	(2,195,767)

Change in shares	131,731	(200,103)

See accompanying notes to the financial statements.

271

PROFUNDS VP
ProFund VP Industrials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$24.19	$41.84	$37.45	$33.54	$33.09

Investment Activities:
Net investment income (loss)(a)	0.18	0.14	0.02	(0.05)	(0.11)
Net realized and unrealized gains (losses) on investments	5.64	(16.76)	4.37	3.96	0.90

Total income (loss) from investment activities	5.82	(16.62)	4.39	3.91	0.79

Distributions to Shareholders From:
Net investment income	(0.19)	(0.02)	—	—	—
Net realized gains on investments	—	(1.01)	—	—	(0.34)

Total distributions	(0.19)	(1.03)	—	—	(0.34)

Net Asset Value, End of Period	$29.82	$24.19	$41.84	$37.45	$33.54

Total Return	24.10%	(40.49)%	11.72%	11.66%	2.44%

Ratios to Average Net Assets:
Gross expenses	2.11%	1.89%	1.84%	1.93%	2.17%
Net expenses	1.67%	1.63%	1.63%	1.77%	1.98%
Net investment income (loss)	0.69%	0.41%	0.04%	(0.14)%	(0.36)%

Supplemental Data:
Net assets, end of period (000’s)	$14,724	$8,756	$23,519	$9,581	$10,101
Portfolio turnover rate(b)	434%	422%	532%	753%	720%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

272

ProFund VP Internet

The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index. For the year ended December 31, 2009, the Fund had a total return of 77.28%, compared to a return of 80.28%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Internet Composite Index measures the performance of stocks in the U.S. equity markets that generate the majority of their revenues from the Internet. The Index is composed of two sub-groups: Internet Commerce, comprised of companies that derive the majority of their revenues from providing goods and/or services through an open network, such as a web site; and Internet Services, comprised of companies that derive the majority of their revenues from providing access to the Internet or providing services to people using the Internet.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Expedia Inc (+212.26%), priceline.com Inc (+196.55%), and Amazon.com Inc (+162.32%), while the bottom three performers in this group were VeriSign Inc (+27.04%), Yahoo! Inc (+37.54%), and Juniper Networks Inc (+52.31%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Internet from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Internet	5/1/2002	77.28%	3.25%	10.79%	1.77%	1.68%

Dow Jones Internet Composite Index	5/1/2002	80.28%	5.09%	13.29%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Internet

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Internet seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet Composite Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Google, Inc.—Class A	9.7%
Amazon.com, Inc.	6.6%
eBay, Inc.	5.8%
Yahoo!, Inc.	5.5%
Juniper Networks, Inc.	4.4%

Dow Jones Internet Composite Index - Composition
The Dow Jones Internet Composite Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	December 31, 2009

Common Stocks (100.0%)
	Shares	Value

Akamai Technologies, Inc.* (Internet)	16,867	$427,241
Allscripts Healthcare Solutions, Inc.* (Software)	13,026	263,516
Amazon.com, Inc.* (Internet)	7,348	988,453
Ariba, Inc.* (Internet)	21,376	267,628
Art Technology Group, Inc.* (Internet)	43,921	198,084
Blue Nile, Inc.* (Internet)	3,841	243,251
Check Point Software Technologies, Ltd.* (Internet)	14,028	475,269
Concur Technologies, Inc.* (Software)	7,348	314,127
Constant Contact, Inc.* (Internet)	10,521	168,336
CyberSource Corp.* (Internet)	14,362	288,820
DealerTrack Holdings, Inc.* (Internet)	11,022	207,103
Digital River, Inc.* (Internet)	9,018	243,396
E* TRADE Financial Corp.* (Diversified Financial Services)	227,955	398,921
EarthLink, Inc. (Internet)	27,388	227,594
eBay, Inc.* (Internet)	36,573	860,928
Expedia, Inc.* (Internet)	18,036	463,706
Google, Inc.—Class A* (Internet)	2,338	1,449,513
IAC/InterActiveCorp* (Internet)	16,032	328,335
Internap Network Services Corp.* (Internet)	33,066	155,410
j2 Global Communications, Inc.* (Internet)	11,523	234,493
Juniper Networks, Inc.* (Telecommunications)	24,716	659,176
Monster Worldwide, Inc.* (Internet)	19,205	334,167
Netflix, Inc.* (Internet)	6,179	340,710
NETGEAR, Inc.* (Telecommunications)	9,686	210,089
Priceline.com, Inc.* (Internet)	2,672	583,832
Quest Software, Inc.* (Software)	14,195	261,188
RealNetworks, Inc.* (Internet)	40,581	150,556
Salesforce.com, Inc.* (Software)	7,682	566,701
Sapient Corp.* (Internet)	27,221	225,118
SONICWALL, Inc.* (Internet)	21,209	161,401
Sonus Networks, Inc.* (Telecommunications)	78,490	165,614
TD Ameritrade Holding Corp.* (Diversified Financial Services)	22,879	443,395
Tibco Software, Inc.* (Internet)	32,064	308,776
Ticketmaster Entertainment, Inc.* (Commercial Services)	15,364	187,748
United Online, Inc. (Internet)	27,388	196,920
ValueClick, Inc.* (Internet)	22,712	229,845
VeriSign, Inc.* (Internet)	19,038	461,481
Vocus, Inc.* (Internet)	8,350	150,300
Websense, Inc.* (Internet)	11,857	207,023
Yahoo!, Inc.* (Internet)	49,098	823,864

TOTAL COMMON STOCKS
(Cost $10,074,304)		14,872,028

TOTAL INVESTMENT SECURITIES
(Cost $10,074,304)—100.0%		14,872,028
Net other assets (liabilities)—NM		6,818

NET ASSETS—100.0%		$14,878,846

*	Non-income producing security

ProFund VP Internet invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Commercial Services	$187,748	1.3%
Diversified Financial Services	842,316	5.7%
Internet	11,401,553	76.6%
Software	1,405,532	9.5%
Telecommunications	1,034,879	6.9%
Other**	6,818	NM

Total	$14,878,846	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM	Not meaningful, amount is less than 0.05%.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Internet	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$14,872,028	$14,872,028

Total Investment Securities	$14,872,028	$14,872,028

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$10,074,304

Securities, at value	14,872,028

Total Investment Securities, at value	14,872,028
Receivable for capital shares issued	46,628
Prepaid expenses	22

Total Assets	14,918,678

Liabilities:
Cash overdraft	15,481
Advisory fees payable	7,245
Management services fees payable	966
Administration fees payable	449
Administrative services fees payable	4,159
Distribution fees payable	2,983
Trustee fees payable	35
Transfer agency fees payable	1,292
Fund accounting fees payable	898
Compliance services fees payable	149
Other accrued expenses	6,175

Total Liabilities	39,832

Net Assets	$14,878,846

Net Assets consist of:
Capital	$11,123,116
Accumulated net realized gains (losses) on investments	(1,041,994)
Net unrealized appreciation (depreciation) on investments	4,797,724

Net Assets	$14,878,846

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	319,967

Net Asset Value (offering and redemption price per share)	$46.50

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$11,612
Interest	18

Total Investment Income	11,630

Expenses:
Advisory fees	64,002
Management services fees	8,534
Administration fees	3,537
Transfer agency fees	5,329
Administrative services fees	29,706
Distribution fees	21,334
Custody fees	5,230
Fund accounting fees	7,485
Trustee fees	106
Compliance services fees	165
Other fees	10,697

Total Gross Expenses before reductions	156,125
Less Expenses reduced by the Advisor	(13,462)

Total Net Expenses	142,663

Net Investment Income (Loss)	(131,033)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	332,108
Change in net unrealized appreciation/depreciation on investments	4,166,197

Net Realized and Unrealized Gains (Losses) on Investments	4,498,305

Change in Net Assets Resulting from Operations	$4,367,272

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(131,033)	$(97,529)
Net realized gains (losses) on investments	332,108	270,695
Change in net unrealized appreciation/depreciation on investments	4,166,197	(3,688,630)

Change in net assets resulting from operations	4,367,272	(3,515,464)

Distributions to Shareholders From:
Net realized gains on investments	—	(688,449)

Change in net assets resulting from distributions	—	(688,449)

Capital Transactions:
Proceeds from shares issued	32,767,696	17,614,187
Dividends reinvested	—	688,449
Value of shares redeemed	(24,694,493)	(25,147,478)

Change in net assets resulting from capital transactions	8,073,203	(6,844,842)

Change in net assets	12,440,475	(11,048,755)
Net Assets:
Beginning of period	2,438,371	13,487,126

End of period	$14,878,846	$2,438,371

Share Transactions:
Issued	895,176	377,205
Reinvested	—	17,567
Redeemed	(668,167)	(553,890)

Change in shares	227,009	(159,118)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Internet

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$26.23	$53.50	$48.95	$58.35	$54.32

Investment Activities:
Net investment income (loss)(a)	(0.58)	(0.64)	(0.80)	0.33	(0.98)
Net realized and unrealized gains (losses) on investments	20.85	(21.72)	5.79	(0.11)	5.01

Total income (loss) from investment activities	20.27	(22.36)	4.99	0.22	4.03

Distributions to Shareholders From:
Net investment income	—	—	(0.44)	—	—
Net realized gains on investments	—	(4.91)	—	(9.62)	—

Total distributions	—	(4.91)	(0.44)	(9.62)	—

Net Asset Value, End of Period	$46.50	$26.23	$53.50	$48.95	$58.35

Total Return	77.28%	(44.83)%	10.19%	1.36%	7.44%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.79%	1.75%	1.81%	1.92%
Net expenses	1.67%	1.63%	1.63%	1.71%	1.92%
Net investment income (loss)	(1.53)%	(1.42)%	(1.49)%	0.60%	(1.87)%

Supplemental Data:
Net assets, end of period (000’s)	$14,879	$2,438	$13,487	$9,275	$25,338
Portfolio turnover rate(b)	286%	270%	495%	343%	855%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2009, the Fund had a total return of 15.50%, compared to a total return of 17.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Halliburton Co (+65.51%), Anadarko Petroleum Corp (+61.92%), and Schlumberger Ltd (+53.77%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), ConocoPhillips (–1.41%), and Chevron Corp (+4.08%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Oil & Gas	1/22/2001	15.50%	8.85%	7.23%	1.71%	1.68%

Dow Jones U.S. Oil & Gas Index	1/22/2001	17.26%	10.83%	9.80%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)

December 31, 2009

Investment Objective:  The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.7%
Chevron Corp.	12.2%
Schlumberger, Ltd.	6.2%
Occidental Petroleum Corp.	5.3%
ConocoPhillips	4.7%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	76%
Oil Equipment, Services and Distribution	23%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2009

Common Stocks (98.9%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	32,010	$1,998,064
Apache Corp. (Oil & Gas)	21,825	2,251,685
Arena Resources, Inc.* (Oil & Gas)	2,425	104,590
Atlas Energy, Inc. (Oil & Gas)	5,335	160,957
Atwood Oceanics, Inc.* (Oil & Gas)	3,880	139,098
Baker Hughes, Inc. (Oil & Gas Services)	20,370	824,578
Berry Petroleum Co.—Class A (Oil & Gas)	2,425	70,689
Bill Barrett Corp.* (Oil & Gas)	2,425	75,442
BJ Services Co. (Oil & Gas Services)	19,400	360,840
Bristow Group, Inc.* (Transportation)	2,425	93,241
Cabot Oil & Gas Corp. (Oil & Gas)	6,790	295,976
Cameron International Corp.* (Oil & Gas Services)	16,005	669,009
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,940	51,391
Chart Industries, Inc.* (Machinery-Diversified)	1,940	32,107
Chesapeake Energy Corp. (Oil & Gas)	42,680	1,104,558
Chevron Corp. (Oil & Gas)	131,435	10,119,181
Cimarex Energy Co. (Oil & Gas)	5,335	282,595
CNX Gas Corp.* (Oil & Gas)	1,940	57,269
Complete Production Services, Inc.* (Oil & Gas Services)	3,880	50,440
Comstock Resources, Inc.* (Oil & Gas)	2,910	118,059
Concho Resources, Inc.* (Oil & Gas)	4,850	217,765
ConocoPhillips (Oil & Gas)	75,660	3,863,956
Continental Resources, Inc.* (Oil & Gas)	1,940	83,207
Core Laboratories N.V. (Oil & Gas Services)	1,455	171,865
Denbury Resources, Inc.* (Oil & Gas)	16,490	244,052
Devon Energy Corp. (Oil & Gas)	27,645	2,031,907
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,365	429,603
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,335	168,639
Drill-Quip, Inc.* (Oil & Gas Services)	1,940	109,571
El Paso Corp. (Pipelines)	46,075	452,917
Encore Acquisition Co.* (Oil & Gas)	3,880	186,318
Energen Corp. (Gas)	4,850	226,980
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,910	30,759
EOG Resources, Inc. (Oil & Gas)	16,490	1,604,477
EXCO Resources, Inc. (Oil & Gas)	11,155	236,821
Exterran Holdings, Inc.* (Oil & Gas Services)	3,880	83,226
Exxon Mobil Corp. (Oil & Gas)	299,270	20,407,221
First Solar, Inc.* (Energy-Alternate Sources)	2,910	394,014
FMC Technologies, Inc.* (Oil & Gas Services)	8,245	476,891
Forest Oil Corp.* (Oil & Gas)	6,790	151,077
Frontier Oil Corp. (Oil & Gas)	6,790	81,752
Global Industries, Ltd.* (Oil & Gas Services)	6,790	48,413
Goodrich Petroleum Corp.* (Oil & Gas)	1,940	47,239
Halliburton Co. (Oil & Gas Services)	58,685	1,765,832
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,305	74,084
Helmerich & Payne, Inc. (Oil & Gas)	6,305	251,443
Hercules Offshore, Inc.* (Oil & Gas Services)	7,760	37,093
Hess Corp. (Oil & Gas)	19,400	1,173,700
Holly Corp. (Oil & Gas)	2,910	74,583
Key Energy Services, Inc.* (Oil & Gas Services)	8,245	72,474
Marathon Oil Corp. (Oil & Gas)	46,560	1,453,603
Mariner Energy, Inc.* (Oil & Gas)	6,790	78,832
Murphy Oil Corp. (Oil & Gas)	12,610	683,462
Nabors Industries, Ltd.* (Oil & Gas)	18,430	403,433
National-Oilwell Varco, Inc. (Oil & Gas Services)	27,645	1,218,868
Newfield Exploration Co.* (Oil & Gas)	8,730	421,048
Noble Corp. (Oil & Gas)	16,975	690,882
Noble Energy, Inc. (Oil & Gas)	11,155	794,459
Occidental Petroleum Corp. (Oil & Gas)	53,350	4,340,022
Oceaneering International, Inc.* (Oil & Gas Services)	3,395	198,675
OGE Energy Corp. (Electric)	6,305	232,654
Oil States International, Inc.* (Oil & Gas Services)	3,395	133,390
Parker Drilling Co.* (Oil & Gas)	7,760	38,412
Patterson-UTI Energy, Inc. (Oil & Gas)	10,185	156,340
Penn Virginia Corp. (Oil & Gas)	2,910	61,954
Petrohawk Energy Corp.* (Oil & Gas)	19,885	477,041
Pioneer Natural Resources Co. (Oil & Gas)	7,275	350,437
Plains Exploration & Production Co.* (Oil & Gas)	9,215	254,887
Pride International, Inc.* (Oil & Gas)	10,185	325,003
Quicksilver Resources, Inc.* (Oil & Gas)	7,760	116,478
Range Resources Corp. (Oil & Gas)	10,185	507,722
Rowan Cos., Inc.* (Oil & Gas)	6,790	153,726
SandRidge Energy, Inc.* (Oil & Gas)	11,640	109,765
Schlumberger, Ltd. (Oil & Gas Services)	78,085	5,082,553
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,455	110,944
Smith International, Inc. (Oil & Gas Services)	14,550	395,323
Southern Union Co. (Gas)	6,790	154,133
Southwestern Energy Co.* (Oil & Gas)	22,310	1,075,342
St. Mary Land & Exploration Co. (Oil & Gas)	3,880	132,851
Sunoco, Inc. (Oil & Gas)	7,760	202,536
SunPower Corp.—Class A* (Energy-Alternate Sources)	3,395	80,394
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,910	60,964
Superior Energy Services, Inc.* (Oil & Gas Services)	4,850	117,806

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2009

Common Stocks, continued
	Shares	Value

Swift Energy Co.* (Oil & Gas)	2,425	$58,103
Tesoro Petroleum Corp. (Oil & Gas)	9,215	124,863
TETRA Technologies, Inc.* (Oil & Gas Services)	4,850	53,738
The Williams Cos., Inc. (Pipelines)	37,830	797,456
Tidewater, Inc. (Oil & Gas Services)	3,395	162,790
Transocean, Ltd.* (Oil & Gas)	20,855	1,726,794
Ultra Petroleum Corp.* (Oil & Gas)	10,185	507,824
Unit Corp.* (Oil & Gas)	2,910	123,675
Valero Energy Corp. (Oil & Gas)	36,860	617,405
Weatherford International, Ltd.* (Oil & Gas Services)	45,590	816,517
Whiting Petroleum Corp.* (Oil & Gas)	3,395	242,641
XTO Energy, Inc. (Oil & Gas)	37,830	1,760,230

TOTAL COMMON STOCKS
(Cost $43,623,403)		81,663,623

TOTAL INVESTMENT SECURITIES
(Cost $43,623,403)—98.9%		81,663,623
Net other assets (liabilities)—1.1%		943,123

NET ASSETS—100.0%		$82,606,746

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Electric	$232,654	0.3%
Electrical Components & Equipment	91,723	0.1%
Energy-Alternate Sources	474,408	0.6%
Gas	381,113	0.5%
Machinery-Diversified	32,107	NM
Oil & Gas	65,904,445	79.8%
Oil & Gas Services	13,203,559	16.0%
Pipelines	1,250,373	1.5%
Transportation	93,241	0.1%
Other**	943,123	1.1%

Total	$82,606,746	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$81,663,623	$81,663,623

Total Investment Securities	$81,663,623	$81,663,623

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$43,623,403

Securities, at value	81,663,623

Total Investment Securities, at value	81,663,623
Dividends receivable	50,548
Receivable for capital shares issued	39,888
Receivable for investments sold	1,320,226
Prepaid expenses	212

Total Assets	83,074,497

Liabilities:
Cash overdraft	261,106
Payable for capital shares redeemed	35,405
Advisory fees payable	40,581
Management services fees payable	5,411
Administration fees payable	2,813
Administrative services fees payable	31,828
Distribution fees payable	25,367
Trustee fees payable	220
Transfer agency fees payable	8,285
Fund accounting fees payable	5,626
Compliance services fees payable	1,194
Other accrued expenses	49,915

Total Liabilities	467,751

Net Assets	$82,606,746

Net Assets consist of:
Capital	$60,513,797
Accumulated net investment income (loss)	304,297
Accumulated net realized gains (losses) on investments	(16,251,568)
Net unrealized appreciation (depreciation) on investments	38,040,220

Net Assets	$82,606,746

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,083,792

Net Asset Value (offering and redemption price per share)	$39.64

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,587,309
Interest	214

Total Investment Income	1,587,523

Expenses:
Advisory fees	578,022
Management services fees	77,069
Administration fees	32,203
Transfer agency fees	49,056
Administrative services fees	254,283
Distribution fees	192,674
Custody fees	11,895
Fund accounting fees	66,523
Trustee fees	995
Compliance services fees	984
Other fees	129,278

Total Gross Expenses before reductions	1,392,982
Less Expenses reduced by the Advisor	(109,756)

Total Net Expenses	1,283,226

Net Investment Income (Loss)	304,297

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,363,932)
Net realized gains (losses) on swap agreements	493,240
Change in net unrealized appreciation/depreciation on investments	13,491,193

Net Realized and Unrealized Gains (Losses) on Investments	7,620,501

Change in Net Assets Resulting from Operations	$7,924,798

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$304,297	$(374,733)
Net realized gains (losses) on investments	(5,870,692)	12,673,742
Change in net unrealized appreciation/depreciation on investments	13,491,193	(71,661,438)

Change in net assets resulting from operations	7,924,798	(59,362,429)

Distributions to Shareholders From:
Net realized gains on investments	(9,120,883)	(9,481,205)

Change in net assets resulting from distributions	(9,120,883)	(9,481,205)

Capital Transactions:
Proceeds from shares issued	105,987,598	253,051,037
Dividends reinvested	9,120,883	9,481,205
Value of shares redeemed	(97,981,112)	(321,884,024)

Change in net assets resulting from capital transactions	17,127,369	(59,351,782)

Change in net assets	15,931,284	(128,195,416)
Net Assets:
Beginning of period	66,675,462	194,870,878

End of period	$82,606,746	$66,675,462

Accumulated net investment income (loss)	$304,297	$—

Share Transactions:
Issued	2,684,278	4,116,122
Reinvested	236,660	177,650
Redeemed	(2,553,632)	(5,499,141)

Change in shares	367,306	(1,205,369)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$38.84	$66.69	$51.51	$47.02	$36.63

Investment Activities:
Net investment income (loss)(a)	0.15	(0.15)	(0.17)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	5.73	(23.29)	16.79	9.13	11.64

Total income (loss) from investment activities	5.88	(23.44)	16.62	9.05	11.49

Distributions to Shareholders From:
Net realized gains on investments	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Net Asset Value, End of Period	$39.64	$38.84	$66.69	$51.51	$47.02

Total Return	15.50%	(36.95)%	32.48%	20.63%	31.31%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.73%	1.71%	1.76%	1.86%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.86%
Net investment income (loss)	0.39%	(0.25)%	(0.30)%	(0.15)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$82,607	$66,675	$194,871	$144,216	$148,466
Portfolio turnover rate(b)	109%	147%	180%	166%	298%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Pharmaceuticals

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2009, the Fund had a total return of 16.90%, compared to a return of 19.09%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin, and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Hospira Inc (+90.16%), Mylan Inc (+86.35%), and Allergen Inc (+56.27%), while the bottom three performers in this group were Eli Lilly & Co (–11.32%), Abbott Laboratories (+1.16%), and Pfizer Inc (+2.71%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Pharmaceuticals	5/1/2002	16.90%	0.76%	–1.92%	1.75%	1.68%

Dow Jones U.S. Pharmaceuticals Index	5/1/2002	19.09%	2.75%	0.06%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	25%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Johnson & Johnson	24.5%
Pfizer, Inc.	21.9%
Eli Lilly & Co.	4.7%
Bristol-Myers Squibb Co.	4.6%
Abbott Laboratories	4.5%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2009

Common Stocks (75.4%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	11,046	$596,374
Alkermes, Inc.* (Pharmaceuticals)	1,917	18,039
Allergan, Inc. (Pharmaceuticals)	5,964	375,792
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	852	25,543
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,941	604,510
Cephalon, Inc.* (Pharmaceuticals)	1,491	93,053
Eli Lilly & Co. (Pharmaceuticals)	17,283	617,176
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,130	43,686
Forest Laboratories, Inc.* (Pharmaceuticals)	5,964	191,504
Hospira, Inc.* (Pharmaceuticals)	3,195	162,945
Johnson & Johnson (Healthcare-Products)	50,015	3,221,466
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,899	60,111
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,065	28,808
Merck & Co., Inc. (Pharmaceuticals)	15,153	553,691
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,964	109,917
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	639	17,291
Perrigo Co. (Pharmaceuticals)	1,704	67,887
Pfizer, Inc. (Pharmaceuticals)	158,259	2,878,731
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,065	27,051
Theravance, Inc.* (Pharmaceuticals)	1,065	13,920
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,278	40,628
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,917	54,577
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,130	84,369

TOTAL COMMON STOCKS
(Cost $8,106,043)		9,887,069

Repurchase Agreements(NM)
	Principal
	Amount

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 4.63%, 8/31/11, market value $1,076)	$1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES
(Cost $8,107,043)—75.4%		9,888,069
Net other assets (liabilities)—24.6%		3,233,994

NET ASSETS—100.0%		$13,122,063

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$3,299,010	$(990)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Healthcare-Products	$3,247,009	24.8%
Pharmaceuticals	6,640,060	50.6%
Other**	3,234,994	24.6%

Total	$13,122,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$9,887,069	$–	$9,887,069
Repurchase Agreements	–	1,000	1,000

Total Investment Securities	9,887,069	1,000	9,888,069

Other Financial Instruments^	–	(990)	(990)

Total Investments	$9,887,069	$10	9,887,079

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$8,107,043

Securities, at value	9,887,069
Repurchase agreements, at value	1,000

Total Investment Securities, at value	9,888,069
Cash	719
Dividends receivable	31,251
Receivable for capital shares issued	287,593
Receivable for investments sold	3,260,893
Prepaid expenses	36

Total Assets	13,468,561

Liabilities:
Payable for investments purchased	308,801
Payable for capital shares redeemed	10,165
Unrealized loss on swap agreements	990
Advisory fees payable	5,188
Management services fees payable	692
Administration fees payable	414
Administrative services fees payable	4,466
Distribution fees payable	3,679
Trustee fees payable	32
Transfer agency fees payable	1,026
Fund accounting fees payable	828
Compliance services fees payable	172
Other accrued expenses	10,045

Total Liabilities	346,498

Net Assets	$13,122,063

Net Assets consist of:
Capital	$21,927,225
Accumulated net investment income (loss)	399,470
Accumulated net realized gains (losses) on investments	(10,984,668)
Net unrealized appreciation (depreciation) on investments	1,780,036

Net Assets	$13,122,063

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	571,795

Net Asset Value (offering and redemption price per share)	$22.95

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$647,994
Interest	44

Total Investment Income	648,038

Expenses:
Advisory fees	112,686
Management services fees	15,025
Administration fees	6,296
Transfer agency fees	9,923
Administrative services fees	48,356
Distribution fees	37,562
Custody fees	4,595
Fund accounting fees	13,290
Trustee fees	253
Compliance services fees	115
Other fees	22,626

Total Gross Expenses before reductions	270,727
Less Expenses reduced by the Advisor	(22,159)

Total Net Expenses	248,568

Net Investment Income (Loss)	399,470

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,458,007)
Net realized gains (losses) on swap agreements	33,133
Change in net unrealized appreciation/depreciation on investments	682,254

Net Realized and Unrealized Gains (Losses) on Investments	(1,742,620)

Change in Net Assets Resulting from Operations	$(1,343,150)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$399,470	$226,653
Net realized gains (losses) on investments	(2,424,874)	(2,497,767)
Change in net unrealized appreciation/depreciation on investments	682,254	(901,880)

Change in net assets resulting from operations	(1,343,150)	(3,172,994)

Distributions to Shareholders From:
Net investment income	(226,653)	(240,807)

Change in net assets resulting from distributions	(226,653)	(240,807)

Capital Transactions:
Proceeds from shares issued	63,925,638	59,188,624
Dividends reinvested	226,653	240,807
Value of shares redeemed	(61,584,331)	(56,402,562)

Change in net assets resulting from capital transactions	2,567,960	3,026,869

Change in net assets	998,157	(386,932)
Net Assets:
Beginning of period	12,123,906	12,510,838

End of period	$13,122,063	$12,123,906

Accumulated net investment income (loss)	$399,470	$226,653

Share Transactions:
Issued	3,169,454	2,641,114
Reinvested	10,971	10,828
Redeemed	(3,209,676)	(2,542,131)

Change in shares	(29,251)	109,811

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the
	year ended		year ended	year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.17		$25.47	$25.27	$22.56	$23.54

Investment Activities:
Net investment income (loss)(a)	0.52		0.44	0.32	0.25	0.15
Net realized and unrealized gains (losses) on investments	2.83	(b)	(5.37)	0.26	2.51	(1.05)

Total income (loss) from investment activities	3.35		(4.93)	0.58	2.76	(0.90)

Distributions to Shareholders From:
Net investment income	(0.57)		(0.37)	(0.38)	(0.05)	(0.08)

Net Asset Value, End of Period	$22.95		$20.17	$25.47	$25.27	$22.56

Total Return	16.90%		(19.51)%	2.32%	12.18%	(3.82)%

Ratios to Average Net Assets:
Gross expenses	1.80%		1.77%	1.73%	1.75%	1.93%
Net expenses	1.65%		1.63%	1.63%	1.70%	1.93%
Net investment income (loss)	2.66%		1.99%	1.22%	1.02%	0.65%

Supplemental Data:
Net assets, end of period (000’s)	$13,122		$12,124	$12,511	$21,079	$10,780
Portfolio turnover rate(c)	508%		579%	443%	454%	853%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Precious Metals

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index. For the year ended December 31, 2009, the Fund had a total return of 35.33%, compared to a return of 37.58%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Freeport-McMoRan Copper & Gold Inc (+228.52%), Randgold Resources Ltd (+80.19%), and AngloGold Ashanti Ltd (+45.00%), while the bottom three performers in this group were Harmony Gold Mining Co Ltd (–7.29%), Agnico-Eagle Mines Ltd (+5.20%), and Barrick Gold Corp (+7.10%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Precious Metals	5/1/2002	35.33%	9.24%	8.84%	1.69%	1.68%

Dow Jones Precious Metals Index[3]	5/1/2002	37.58%	11.85%	11.92%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to June 19, 2004, the Fund was benchmarked to the Philadelphia Stock Exchange Gold & Silver Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives), excludes any short-term investments and cash equivalents or other non-equity investment securities.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	December 31, 2009

U.S. Treasury Obligations (27.1%)
	Principal
	Amount	Value

U.S. Treasury Notes, 1.00%, 12/31/11	$35,609,000	$35,508,867

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,510,375)		35,508,867

Repurchase Agreements (75.7%)
Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,650,000 (Collateralized by $20,068,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $20,043,082)	19,650,000	19,650,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,305,000 (Collateralized by $19,696,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $19,693,104)	19,305,000	19,305,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $22,066,000 (Collateralized by $21,851,000 of various U.S. Government Agency Obligations, 1.63%–4.75%, 10/12/10–7/27/11, market value $22,511,339)	22,066,000	22,066,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,080,000 (Collateralized by $19,338,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $19,462,703)	19,080,000	19,080,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,144,000 (Collateralized by $19,273,800 of various U.S. Treasury Obligations, 0.88%–4.63%, 4/15/10–9/30/11, market value $19,527,149)	19,144,000	19,144,000

TOTAL REPURCHASE AGREEMENTS
(Cost $99,245,000)		99,245,000

TOTAL INVESTMENT SECURITIES
(Cost $134,755,375)—102.8%		134,753,867
Net other assets (liabilities)—(2.8)%		(3,646,543)

NET ASSETS—100.0%		$131,107,324

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $33,909,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$106,691,657	$(2,161,214)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	24,909,310	(502,909)

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:
U.S. Treasury Obligations	$35,508,867	$35,508,867
Repurchase Agreements	99,245,000	99,245,000

Total Investment Securities	134,753,867	134,753,867

Other Financial Instruments^	(2,664,123)	(2,664,123)

Total Investments	$132,089,744	$132,089,744

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$134,755,375

Securities, at value	35,508,867
Repurchase agreements, at value	99,245,000

Total Investment Securities, at value	134,753,867
Cash	305
Interest receivable	978
Receivable for capital shares issued	44,140
Prepaid expenses	270

Total Assets	134,799,560

Liabilities:
Payable for capital shares redeemed	775,376
Unrealized loss on swap agreements	2,664,123
Advisory fees payable	61,591
Management services fees payable	8,212
Administration fees payable	4,576
Administrative services fees payable	46,787
Distribution fees payable	37,432
Trustee fees payable	358
Transfer agency fees payable	13,479
Fund accounting fees payable	9,154
Compliance services fees payable	1,822
Other accrued expenses	69,326

Total Liabilities	3,692,236

Net Assets	$131,107,324

Net Assets consist of:
Capital	$163,833,586
Accumulated net realized gains (losses) on investments	(30,060,631)
Net unrealized appreciation (depreciation) on investments	(2,665,631)

Net Assets	$131,107,324

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,121,238

Net Asset Value (offering and redemption price per share)	$42.00

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$100,476

Expenses:
Advisory fees	820,181
Management services fees	109,357
Administration fees	45,442
Transfer agency fees	69,171
Administrative services fees	365,447
Distribution fees	273,394
Custody fees	9,205
Fund accounting fees	93,052
Trustee fees	1,297
Compliance services fees	1,589
Other fees	182,857

Total Gross Expenses before reductions	1,970,992
Less Expenses reduced by the Advisor	(148,919)

Total Net Expenses	1,822,073

Net Investment Income (Loss)	(1,721,597)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	30,955,736
Change in net unrealized appreciation/depreciation on investments	(4,087,224)

Net Realized and Unrealized Gains (Losses) on Investments	26,868,512

Change in Net Assets Resulting from Operations	$25,146,915

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(1,721,597)	$974,226
Net realized gains (losses) on investments	30,955,736	(57,868,281)
Change in net unrealized appreciation/depreciation on investments	(4,087,224)	(2,602,597)

Change in net assets resulting from operations	25,146,915	(59,496,652)

Distributions to Shareholders From:
Net investment income	(974,226)	(4,171,098)
Net realized gains on investments	—	(9,228,293)

Change in net assets resulting from distributions	(974,226)	(13,399,391)

Capital Transactions:
Proceeds from shares issued	167,924,601	274,007,209
Dividends reinvested	974,226	13,399,391
Value of shares redeemed	(153,568,424)	(285,148,654)

Change in net assets resulting from capital transactions	15,330,403	2,257,946

Change in net assets	39,503,092	(70,638,097)
Net Assets:
Beginning of period	91,604,232	162,242,329

End of period	$131,107,324	$91,604,232

Accumulated net investment income (loss)	$—	$974,226

Share Transactions:
Issued	4,680,915	5,742,054
Reinvested	23,447	402,747
Redeemed	(4,512,430)	(6,346,627)

Change in shares	191,932	(201,826)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$31.27	$51.82	$43.80	$41.15	$32.58

Investment Activities:
Net investment income (loss)(a)	(0.58)	0.31	1.57	1.46	0.45
Net realized and unrealized gains (losses) on investments	11.62	(15.95)	8.11	1.55	8.12

Total income (loss) from investment activities	11.04	(15.64)	9.68	3.01	8.57

Distributions to Shareholders From:
Net investment income	(0.31)	(1.53)	(1.66)	(0.36)	—
Net realized gains on investments	—	(3.38)	—	—	—

Total distributions	(0.31)	(4.91)	(1.66)	(0.36)	—

Net Asset Value, End of Period	$42.00	$31.27	$51.82	$43.80	$41.15

Total Return	35.33%	(30.76)%	22.46%	7.36%	26.30%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.71%	1.70%	1.74%	1.86%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)	(1.57)%	0.68%	3.41%	3.30%	1.38%

Supplemental Data:
Net assets, end of period (000’s)	$131,107	$91,604	$162,242	$125,274	$113,173
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Real Estate

The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index. For the year ended December 31, 2009, the Fund had a total return of 27.90%, compared to a return of 30.81%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Real Estate Index measures the performance of the real estate sector of the U.S. equity market. Component companies include those that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and real estate investment trusts (“REITs”) that invest in apartments, office and retail properties. REITs are passive investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Host Hotels & Resorts Inc (+57.85%), Simon Property Group Inc (+57.29%), and Avalonbay Communities Inc (+35.54%), while the bottom three performers in this group were Public Storage Inc (+2.45%), Annaly Mortgage Management Inc (+9.33%), and HCP Inc (+9.97%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Real Estate from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Real Estate	1/22/2001	27.90%	–3.10%	5.24%	1.77%	1.68%

Dow Jones U.S. Real Estate Index	1/22/2001	30.81%	–0.95%	8.01%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
297

PROFUNDS VP
ProFund VP Real Estate

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Real Estate seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real Estate Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Simon Property Group, Inc.	9.0%
Vornado Realty Trust	5.0%
Public Storage, Inc.	4.2%
Annaly Mortgage Management, Inc.	3.8%
Boston Properties, Inc.	3.7%

Dow Jones U.S. Real Estate Index - Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	December 31, 2009

Common Stocks (99.9%)
	Shares	Value

Alexandria Real Estate Equities, Inc. (REIT)	3,160	$203,156
AMB Property Corp. (REIT)	10,744	274,509
American Campus Communities, Inc. (REIT)	3,950	110,995
Annaly Mortgage Management, Inc. (REIT)	40,606	704,514
Apartment Investment and Management Co.—Class A (REIT)	8,532	135,829
Avalonbay Communities, Inc. (REIT)	6,004	492,988
BioMed Realty Trust, Inc. (REIT)	7,110	112,196
Boston Properties, Inc. (REIT)	10,270	688,809
Brandywine Realty Trust (REIT)	9,480	108,072
BRE Properties, Inc.—Class A (REIT)	3,950	130,666
Brookfield Properties Corp. (Real Estate)	19,118	231,710
Camden Property Trust (REIT)	4,740	200,834
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	18,328	248,711
CBL & Associates Properties, Inc. (REIT)	10,112	97,783
Chimera Investment Corp. (REIT)	46,294	179,621
Colonial Properties Trust (REIT)	4,898	57,454
Corporate Office Properties Trust (REIT)	4,266	156,264
DCT Industrial Trust, Inc. (REIT)	15,326	76,937
Developers Diversified Realty Corp. (REIT)	9,322	86,322
DiamondRock Hospitality Co. (REIT)	8,690	73,604
Digital Realty Trust, Inc. (REIT)	5,214	262,160
Douglas Emmett, Inc. (REIT)	9,006	128,336
Duke-Weeks Realty Corp. (REIT)	16,432	199,977
EastGroup Properties, Inc. (REIT)	1,896	72,579
Entertainment Properties Trust (REIT)	3,160	111,453
Equity Lifestyle Properties, Inc. (REIT)	2,212	111,640
Equity Residential Properties Trust (REIT)	20,224	683,167
Essex Property Trust, Inc. (REIT)	2,212	185,034
Federal Realty Investment Trust (REIT)	4,424	299,593
Forest City Enterprises, Inc.—Class A* (Real Estate)	8,690	102,368
Forestar Group, Inc.* (Real Estate)	2,686	59,038
Franklin Street Properties Corp. (REIT)	5,214	76,177
Hatteras Financial Corp. (REIT)	2,686	75,101
HCP, Inc. (REIT)	21,330	651,418
Health Care REIT, Inc. (REIT)	9,006	399,146
Healthcare Realty Trust, Inc. (REIT)	4,266	91,548
Highwoods Properties, Inc. (REIT)	5,214	173,887
Home Properties, Inc. (REIT)	2,528	120,611
Hospitality Properties Trust (REIT)	9,006	213,532
Host Marriott Corp. (REIT)	46,452	542,095
HRPT Properties Trust (REIT)	16,590	107,337
Jones Lang LaSalle, Inc. (Real Estate)	3,002	181,321
Kilroy Realty Corp. (REIT)	3,160	96,917
Kimco Realty Corp. (REIT)	29,546	399,757
LaSalle Hotel Properties (REIT)	4,740	100,630
Lexington Realty Trust (REIT)	7,110	43,229
Liberty Property Trust (REIT)	8,216	262,994
Mack-Cali Realty Corp. (REIT)	5,688	196,634
MFA Financial, Inc. (REIT)	20,066	147,485
Mid-America Apartment Communities, Inc. (REIT)	2,054	99,167
National Retail Properties, Inc. (REIT)	6,004	127,405
Nationwide Health Properties, Inc. (REIT)	8,216	289,039
OMEGA Healthcare Investors, Inc. (REIT)	6,320	122,924
Plum Creek Timber Co., Inc. (Forest Products & Paper)	12,008	453,422
Post Properties, Inc. (REIT)	3,634	71,226
Potlatch Corp. (Forest Products & Paper)	2,844	90,667
ProLogis (REIT)	34,760	475,864
Public Storage, Inc. (REIT)	9,480	772,146
Rayonier, Inc. (Forest Products & Paper)	5,846	246,467
Realty Income Corp. (REIT)	7,742	200,595
Redwood Trust, Inc. (REIT)	5,056	73,110
Regency Centers Corp. (REIT)	6,478	227,119
Senior Housing Properties Trust (REIT)	9,322	203,872
Simon Property Group, Inc. (REIT)	21,014	1,676,917
SL Green Realty Corp. (REIT)	5,688	285,765
St. Joe Co.* (Real Estate)	6,794	196,279
Sunstone Hotel Investors, Inc.* (REIT)	6,952	61,734
Tanger Factory Outlet Centers, Inc. (REIT)	3,002	117,048
Taubman Centers, Inc. (REIT)	3,950	141,845
The Macerich Co. (REIT)	6,952	249,924
UDR, Inc. (REIT)	11,218	184,424
Ventas, Inc. (REIT)	11,534	504,497

See accompanying notes to the financial statements.
298

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Real Estate	December 31, 2009

Common Stocks, continued
	Shares	Value

Vornado Realty Trust (REIT)	13,272	$928,244
Washington REIT (REIT)	4,424	121,881
Weingarten Realty Investors (REIT)	8,848	175,102

TOTAL COMMON STOCKS
(Cost $11,885,809)		18,562,821

TOTAL INVESTMENT SECURITIES
(Cost $11,885,809)—99.9%		18,562,821
Net other assets (liabilities)—0.1%		22,027

NET ASSETS—100.0%		$18,584,848

*	Non-income producing security

ProFund VP Real Estate invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Forest Products & Paper	$790,556	4.2%
REIT	16,752,838	90.2%
Real Estate	1,019,427	5.5%
Other**	22,027	0.1%

Total	$18,584,848	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009.The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$18,562,821	$18,562,821

Total Investment Securities	$18,562,821	$18,562,821

See accompanying notes to the financial statements.
299

PROFUNDS VP
ProFund VP Real Estate

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$11,885,809

Securities, at value	18,562,821

Total Investment Securities, at value	18,562,821
Dividends receivable	98,896
Receivable for capital shares issued	807,359
Prepaid expenses	24

Total Assets	19,469,100

Liabilities:
Cash overdraft	143,698
Payable for investments purchased	705,372
Payable for capital shares redeemed	3,779
Advisory fees payable	8,891
Management services fees payable	1,186
Administration fees payable	548
Administrative services fees payable	5,277
Distribution fees payable	3,864
Trustee fees payable	43
Transfer agency fees payable	1,518
Fund accounting fees payable	1,096
Compliance services fees payable	223
Other accrued expenses	8,757

Total Liabilities	884,252

Net Assets	$18,584,848

Net Assets consist of:
Capital	$22,086,738
Accumulated net investment income (loss)	338,307
Accumulated net realized gains (losses) on investments	(10,517,209)
Net unrealized appreciation (depreciation) on investments	6,677,012

Net Assets	$18,584,848

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	516,621

Net Asset Value (offering and redemption price per share)	$35.97

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$561,986
Interest	12

Total Investment Income	561,998

Expenses:
Advisory fees	88,370
Management services fees	11,783
Administration fees	4,948
Transfer agency fees	7,350
Administrative services fees	40,843
Distribution fees	29,457
Custody fees	11,539
Fund accounting fees	10,449
Trustee fees	147
Compliance services fees	162
Other fees	16,518

Total Gross Expenses before reductions	221,566
Less Expenses reduced by the Advisor	(24,854)

Total Net Expenses	196,712

Net Investment Income (Loss)	365,286

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,271,469)
Change in net unrealized appreciation/depreciation on investments	3,617,508

Net Realized and Unrealized Gains (Losses) on Investments	2,346,039

Change in Net Assets Resulting from Operations	$2,711,325

See accompanying notes to the financial statements.
300

PROFUNDS VP
ProFund VP Real Estate

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$365,286	$450,707
Net realized gains (losses) on investments	(1,271,469)	(3,182,395)
Change in net unrealized appreciation/depreciation on investments	3,617,508	(8,690,896)

Change in net assets resulting from operations	2,711,325	(11,422,584)

Distributions to Shareholders From:
Net investment income	(477,686)	—
Net realized gains on investments	—	(272,684)

Change in net assets resulting from distributions	(477,686)	(272,684)

Capital Transactions:
Proceeds from shares issued	62,847,849	100,452,040
Dividends reinvested	477,686	272,684
Value of shares redeemed	(59,726,217)	(105,081,642)

Change in net assets resulting from capital transactions	3,599,318	(4,356,918)

Change in net assets	5,832,957	(16,052,186)
Net Assets:
Beginning of period	12,751,891	28,804,077

End of period	$18,584,848	$12,751,891

Accumulated net investment income (loss)	$338,307	$450,707

Share Transactions:
Issued	2,171,920	2,216,541
Reinvested	14,035	5,786
Redeemed	(2,113,552)	(2,360,747)

Change in shares	72,403	(138,420)

See accompanying notes to the financial statements.
301

PROFUNDS VP
ProFund VP Real Estate

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$28.71	$49.44	$65.64	$52.36	$50.49

Investment Activities:
Net investment income (loss)(a)	0.89	0.86	0.07	0.68	0.59
Net realized and unrealized gains (losses) on investments	7.08	(21.04)	(12.64)	16.04	2.78

Total income (loss) from investment activities	7.97	(20.18)	(12.57)	16.72	3.37

Distributions to Shareholders From:
Net investment income	(0.71)	—	(0.89)	(0.34)	(1.50)
Net realized gains on investments	—	(0.55)	(2.74)	(3.10)	—

Total distributions	(0.71)	(0.55)	(3.63)	(3.44)	(1.50)

Net Asset Value, End of Period	$35.97	$28.71	$49.44	$65.64	$52.36

Total Return	27.90%	(41.25)%	(19.61)%	32.49%	6.75%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.79%	1.73%	1.76%	1.89%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.89%
Net investment income (loss)	3.10%	1.90%	0.11%	1.13%	1.17%

Supplemental Data:
Net assets, end of period (000’s)	$18,585	$12,752	$28,804	$70,460	$34,594
Portfolio turnover rate(b)	432%	418%	603%	719%	1,105%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.
302

ProFund VP Semiconductor

The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index. For the year ended December 31, 2009, the Fund had a total return of 63.99%, compared to a total return of 66.98%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Semiconductors Index measures the performance of the semiconductor subsector of the U.S. equity market. Component companies are engaged in the production of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Micron Technology Inc (+300.00%), Marvell Technology Group Ltd (+211.09%), and NVIDIA Corp (+131.35%), while the bottom three performers in this group were Altera Corp (+35.43%), Applied Materials Inc (+37.61%), and Intel Corp (+39.15%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Semiconductor from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Semiconductor	5/1/2002	63.99%	–2.31%	–5.17%	1.94%	1.68%

Dow Jones U.S. Semiconductors Index	5/1/2002	66.98%	–0.40%	–2.99%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

303

PROFUNDS VP
ProFund VP Semiconductor

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009
Investment Objective: The ProFund VP Semiconductor seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Semiconductors Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	91%
Swap Agreements	9%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Intel Corp.	24.6%
Texas Instruments, Inc.	10.0%
Applied Materials, Inc.	5.6%
Broadcom Corp.—Class A	4.1%
NVIDIA Corp.	3.0%

Dow Jones U.S. Semiconductors Index - Composition
The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	December 31, 2009

Common Stocks (90.5%)
	Shares	Value

Advanced Micro Devices, Inc.* (Semiconductors)	17,543	$169,816
Altera Corp. (Semiconductors)	8,606	194,754
Amkor Technology, Inc.* (Semiconductors)	3,310	23,700
Analog Devices, Inc. (Semiconductors)	8,275	261,325
Applied Materials, Inc. (Semiconductors)	38,727	539,854
Applied Micro Circuits Corp.* (Semiconductors)	1,986	14,835
Atheros Communications* (Telecommunications)	1,655	56,667
Atmel Corp.* (Semiconductors)	11,585	53,407
ATMI, Inc.* (Semiconductors)	993	18,490
Broadcom Corp.—Class A* (Semiconductors)	12,578	395,578
Cabot Microelectronics Corp.* (Chemicals)	662	21,820
Cree Research, Inc.* (Semiconductors)	2,648	149,268
Cymer, Inc.* (Electronics)	993	38,111
Cypress Semiconductor Corp.* (Semiconductors)	4,303	45,440
Fairchild Semiconductor International, Inc.* (Semiconductors)	3,641	36,374
FormFactor, Inc.* (Semiconductors)	1,324	28,810
Integrated Device Technology, Inc.* (Semiconductors)	4,634	29,982
Intel Corp. (Semiconductors)	115,504	2,356,282
InterDigital, Inc.* (Telecommunications)	1,324	35,139
International Rectifier Corp.* (Semiconductors)	1,986	43,930
Intersil Corp.—Class A (Semiconductors)	3,641	55,853
KLA-Tencor Corp. (Semiconductors)	4,965	179,534
Lam Research Corp.* (Semiconductors)	3,641	142,764
Linear Technology Corp. (Semiconductors)	5,958	181,957
LSI Logic Corp.* (Semiconductors)	18,536	111,401
Marvell Technology Group, Ltd.* (Semiconductors)	13,902	288,466
Maxim Integrated Products, Inc. (Semiconductors)	8,937	181,421
MEMC Electronic Materials, Inc.* (Semiconductors)	6,289	85,656
Microchip Technology, Inc. (Semiconductors)	5,296	153,902
Micron Technology, Inc.* (Semiconductors)	24,494	258,657
Microsemi Corp.* (Semiconductors)	2,317	41,127
National Semiconductor Corp. (Semiconductors)	6,951	106,767
Novellus Systems, Inc.* (Semiconductors)	2,648	61,804
NVIDIA Corp.* (Semiconductors)	15,557	290,605
OmniVision Technologies, Inc.* (Semiconductors)	1,324	19,238
ON Semiconductor Corp.* (Semiconductors)	12,247	107,896
PMC-Sierra, Inc.* (Semiconductors)	6,620	57,329
Rambus, Inc.* (Semiconductors)	2,979	72,688
RF Micro Devices, Inc.* (Telecommunications)	6,951	33,156
SanDisk Corp.* (Computers)	6,620	191,914
Semtech Corp.* (Semiconductors)	1,655	28,152
Silicon Laboratories, Inc.* (Semiconductors)	1,324	64,002
Skyworks Solutions, Inc.* (Semiconductors)	4,965	70,453
STEC, Inc.* (Computers)	993	16,226
Teradyne, Inc.* (Semiconductors)	4,965	53,274
Tessera Technologies, Inc.* (Semiconductors)	1,324	30,809
Texas Instruments, Inc. (Semiconductors)	36,741	957,470
TriQuint Semiconductor, Inc.* (Semiconductors)	4,303	25,818
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,986	71,258
Xilinx, Inc. (Semiconductors)	7,944	199,077
Zoran Corp.* (Semiconductors)	1,324	14,630

TOTAL COMMON STOCKS
(Cost $6,959,627)		8,666,886

TOTAL INVESTMENT SECURITIES
(Cost $6,959,627)—90.5%		8,666,886
Net other assets (liabilities)—9.5%		907,984

NET ASSETS—100.0%		$9,574,870

*	Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Semiconductors Index	$899,730	$(270)

See accompanying notes to the financial statements.

304

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Semiconductor	December 31, 2009

ProFund VP Semiconductor invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Chemicals	$21,820	0.2%
Computers	208,140	2.2%
Electronics	38,111	0.4%
Semiconductors	8,273,853	86.4%
Telecommunications	124,962	1.3%
Other**	907,984	9.5%

Total	$9,574,870	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$8,666,886	$–	$8,666,886

Total Investment Securities	8,666,886	–	8,666,886

Other Financial Instruments^	–	(270)	(270)

Total Investments	$8,666,886	$(270)	$8,666,616

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

305

PROFUNDS VP ProFund VP Semiconductor

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$6,959,627

Securities, at value	8,666,886

Total Investment Securities, at cost	8,666,886
Dividends receivable	343
Receivable for capital shares issued	47,053
Receivable for investments sold	911,857
Prepaid expenses	22

Total Assets	9,626,161

Liabilities:
Cash overdraft	29,826
Payable for capital shares redeemed	8,747
Unrealized loss on swap agreements	270
Advisory fees payable	2,882
Management services fees payable	384
Administration fees payable	193
Administrative services fees payable	1,843
Distribution fees payable	1,326
Trustee fees payable	15
Transfer agency fees payable	451
Fund accounting fees payable	387
Compliance services fees payable	88
Other accrued expenses	4,879

Total Liabilities	51,291

Net Assets	$9,574,870

Net Assets consist of:
Capital	$12,590,107
Accumulated net investment income (loss)	33,437
Accumulated net realized gains (losses) on investments	(4,755,663)
Net unrealized appreciation (depreciation) on investments	1,706,989

Net Assets	$9,574,870

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	533,589

Net Asset Value (offering and redemption price per share)	$17.94

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$130,673
Interest	14

Total Investment Income	130,687

Expenses:
Advisory fees	43,676
Management services fees	5,823
Administration fees	2,511
Transfer agency fees	3,771
Administrative services fees	20,283
Distribution fees	14,559
Custody fees	6,958
Fund accounting fees	5,510
Trustee fees	72
Compliance services fees	106
Other fees	7,059

Total Gross Expenses before reductions	110,328
Less Expenses reduced by the Advisor	(13,078)

Total Net Expenses	97,250

Net Investment Income (Loss)	33,437

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	458,366
Net realized gains (losses) on swap agreements	(33,882)
Change in net unrealized appreciation/depreciation on investments	1,622,356

Net Realized and Unrealized Gains (Losses) on Investments	2,046,840

Change in Net Assets Resulting from Operations	$2,080,277

See accompanying notes to the financial statements.

306

PROFUNDS VP ProFund VP Semiconductor

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$33,437	$(6,876)
Net realized gains (losses) on investments	424,484	(138,252)
Change in net unrealized appreciation/depreciation on investments	1,622,356	(1,915,742)

Change in net assets resulting from operations	2,080,277	(2,060,870)

Capital Transactions:
Proceeds from shares issued	37,135,145	12,103,146
Value of shares redeemed	(30,851,325)	(14,128,718)

Change in net assets resulting from capital transactions	6,283,820	(2,025,572)

Change in net assets	8,364,097	(4,086,442)
Net Assets:
Beginning of period	1,210,773	5,297,215

End of period	$9,574,870	$1,210,773

Accumulated net investment income (loss)	$33,437	$—

Share Transactions:
Issued	2,549,522	658,816
Redeemed	(2,126,565)	(791,326)

Change in shares	422,957	(132,510)

See accompanying notes to the financial statements.

307

PROFUNDS VP ProFund VP Semiconductor

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.94	$21.79	$20.35	$22.18	$22.00

Investment Activities:
Net investment income (loss)(a)	0.08	(0.04)	(0.14)	(0.21)	(0.30)
Net realized and unrealized gains (losses) on investments	6.92	(10.81)	1.58	(1.36)	2.20

Total income (loss) from investment activities	7.00	(10.85)	1.44	(1.57)	1.90

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	(0.26)	(1.72)

Net Asset Value, End of Period	$17.94	$10.94	$21.79	$20.35	$22.18

Total Return	63.99%	(49.79)%	7.08%	(7.09)%	8.64%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.96%	1.83%	1.89%	1.98%
Net expenses	1.67%	1.63%	1.63%	1.80%	1.98%
Net investment income (loss)	0.57%	(0.21)%	(0.63)%	(0.96)%	(1.34)%

Supplemental Data:
Net assets, end of period (000’s)	$9,575	$1,211	$5,297	$5,998	$13,682
Portfolio turnover rate(b)	576%	418%	748%	722%	1,245%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

308

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2009, the Fund had a total of 61.42%, compared to a return of 64.48%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Google Inc Class A (+101.52%), and EMC Corp (+66.86%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Technology	1/22/2001	61.42%	2.37%	–5.90%	1.73%	1.68%

Dow Jones U.S. Technology Index	1/22/2001	64.48%	4.34%	–3.66%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

309

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	97%

Total Exposure	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.0%
Apple Computer, Inc.	9.3%
International Business Machines Corp.	8.5%
Google, Inc.—Class A	7.2%
Cisco Systems, Inc.	6.8%

Dow Jones U.S. Technology Index – Composition
% of Index

Technology Hardware and Equipment	55%
Software and Computer Services	45%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2009

Common Stocks (97.0%)
	Shares	Value

3Com Corp.* (Telecommunications)	5,016	$37,620
ACI Worldwide, Inc.* (Software)	627	10,753
ADC Telecommunications, Inc.* (Telecommunications)	1,254	7,787
Adobe Systems, Inc.* (Software)	6,897	253,672
ADTRAN, Inc. (Telecommunications)	627	14,139
Advanced Micro Devices, Inc.* (Semiconductors)	8,151	78,902
Advent Software, Inc.* (Software)	627	25,538
Akamai Technologies, Inc.* (Internet)	2,508	63,528
Allscripts Healthcare Solutions, Inc.* (Software)	627	12,684
Altera Corp. (Semiconductors)	3,762	85,134
Amdocs, Ltd.* (Telecommunications)	2,508	71,553
American Tower Corp.* (Telecommunications)	5,643	243,834
Amkor Technology, Inc.* (Semiconductors)	1,254	8,979
Analog Devices, Inc. (Semiconductors)	3,762	118,804
ANSYS, Inc.* (Software)	1,254	54,499
AOL, Inc.* (Internet)	1,254	29,193
Apple Computer, Inc.* (Computers)	11,913	2,511,975
Applied Materials, Inc. (Semiconductors)	18,183	253,471
Applied Micro Circuits Corp.* (Semiconductors)	627	4,684
Ariba, Inc.* (Internet)	1,254	15,700
Arris Group, Inc.* (Telecommunications)	1,881	21,500
athenahealth, Inc.* (Software)	627	28,365
Atheros Communications* (Telecommunications)	627	21,468
Atmel Corp.* (Semiconductors)	5,643	26,014
ATMI, Inc.* (Semiconductors)	627	11,675
Autodesk, Inc.* (Software)	3,135	79,660
Blackboard, Inc.* (Software)	627	28,460
BMC Software, Inc.* (Software)	2,508	100,571
Brightpoint, Inc.* (Distribution/Wholesale)	627	4,608
Broadcom Corp.—Class A* (Semiconductors)	5,643	177,472
Brocade Communications Systems, Inc.* (Computers)	5,643	43,056
CA, Inc. (Software)	5,643	126,742
Cabot Microelectronics Corp.* (Chemicals)	627	20,666
CACI International, Inc.—Class A* (Computers)	627	30,629
Cadence Design Systems, Inc.* (Computers)	3,762	22,534
Cerner Corp.* (Software)	627	51,690
Check Point Software Technologies, Ltd.* (Internet)	2,508	84,971
Ciena Corp.* (Telecommunications)	1,254	13,593
Cisco Systems, Inc.* (Telecommunications)	77,121	1,846,277
Citrix Systems, Inc.* (Software)	2,508	104,358
Cognizant Technology Solutions Corp.* (Computers)	3,762	170,419
Computer Sciences Corp.* (Computers)	1,881	108,214
Compuware Corp.* (Software)	3,135	22,666
Comtech Telecommunications Corp.* (Telecommunications)	627	21,976
Concur Technologies, Inc.* (Software)	627	26,804
Corning, Inc. (Telecommunications)	20,691	399,543
Cree Research, Inc.* (Semiconductors)	1,254	70,688
Crown Castle International Corp.* (Telecommunications)	3,135	122,390
CSG Systems International, Inc.* (Software)	627	11,969
Cymer, Inc.* (Electronics)	627	24,064
Cypress Semiconductor Corp.* (Semiconductors)	1,881	19,863
Dell, Inc.* (Computers)	23,199	333,138
Diebold, Inc. (Computers)	627	17,838
Digital River, Inc.* (Internet)	627	16,923
DST Systems, Inc.* (Computers)	627	27,306
EarthLink, Inc. (Internet)	1,254	10,421
Echostar Holding Corp.* (Telecommunications)	627	12,628
Electronics for Imaging, Inc.* (Computers)	627	8,157
EMC Corp.* (Computers)	26,961	471,009
Emulex Corp.* (Semiconductors)	1,254	13,669
Equinix, Inc.* (Internet)	627	66,556
F5 Networks, Inc.* (Internet)	1,254	66,437
Fair Isaac Corp. (Software)	627	13,361
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,881	18,791
FormFactor, Inc.* (Semiconductors)	627	13,644
Gartner Group, Inc.* (Commercial Services)	627	11,311
Google, Inc.—Class A* (Internet)	3,135	1,943,637
Harmonic, Inc.* (Telecommunications)	1,254	7,938
Harris Corp. (Telecommunications)	1,881	89,442
Hewlett-Packard Co. (Computers)	22,577	1,162,941
IAC/InterActiveCorp* (Internet)	1,254	25,682
Informatica Corp.* (Software)	1,254	32,428
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,881	32,823
Insight Enterprises, Inc.* (Retail)	627	7,160
Integrated Device Technology, Inc.* (Semiconductors)	2,508	16,227
Intel Corp. (Semiconductors)	58,913	1,201,825
InterDigital, Inc.* (Telecommunications)	627	16,641
Intermec, Inc.* (Machinery-Diversified)	627	8,063
International Business Machines Corp. (Computers)	17,556	2,298,080
International Rectifier Corp.* (Semiconductors)	1,254	27,738

See accompanying notes to the financial statements.

310

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2009

Common Stocks, continued
	Shares	Value

Intersil Corp.—Class A (Semiconductors)	1,881	$28,855
Intuit, Inc.* (Software)	3,762	115,531
j2 Global Communications, Inc.* (Internet)	627	12,759
JDA Software Group, Inc.* (Software)	627	15,970
JDS Uniphase Corp.* (Telecommunications)	3,135	25,864
Juniper Networks, Inc.* (Telecommunications)	6,897	183,943
KLA-Tencor Corp. (Semiconductors)	2,508	90,689
Lam Research Corp.* (Semiconductors)	1,881	73,754
Lexmark International, Inc.—Class A* (Computers)	1,254	32,579
Linear Technology Corp. (Semiconductors)	2,508	76,594
LSI Logic Corp.* (Semiconductors)	8,778	52,756
Marvell Technology Group, Ltd.* (Semiconductors)	6,270	130,102
Maxim Integrated Products, Inc. (Semiconductors)	4,389	89,097
McAfee, Inc.* (Internet)	1,881	76,312
MEMC Electronic Materials, Inc.* (Semiconductors)	3,135	42,699
Mentor Graphics Corp.* (Computers)	1,254	11,073
Microchip Technology, Inc. (Semiconductors)	2,508	72,882
Micron Technology, Inc.* (Semiconductors)	11,286	119,180
Micros Systems, Inc.* (Computers)	1,254	38,912
Microsemi Corp.* (Semiconductors)	1,254	22,258
Microsoft Corp. (Software)	105,963	3,230,812
Motorola, Inc.* (Telecommunications)	28,842	223,814
National Semiconductor Corp. (Semiconductors)	3,135	48,154
NCR Corp.* (Computers)	1,881	20,936
NetApp, Inc.* (Computers)	4,389	150,938
Novell, Inc.* (Software)	4,389	18,214
Novellus Systems, Inc.* (Semiconductors)	1,254	29,268
Nuance Communications, Inc.* (Software)	3,135	48,718
NVIDIA Corp.* (Semiconductors)	7,524	140,548
OmniVision Technologies, Inc.* (Semiconductors)	627	9,110
ON Semiconductor Corp.* (Semiconductors)	5,643	49,715
Oracle Corp. (Software)	51,414	1,261,700
Palm, Inc.* (Computers)	1,881	18,885
Parametric Technology Corp.* (Software)	1,254	20,490
Pitney Bowes, Inc. (Office/Business Equipment)	2,508	57,082
Plantronics, Inc. (Telecommunications)	627	16,289
PMC-Sierra, Inc.* (Semiconductors)	3,135	27,149
Polycom, Inc.* (Telecommunications)	1,254	31,312
Progress Software Corp.* (Software)	627	18,315
QLogic Corp.* (Semiconductors)	1,254	23,663
Qualcomm, Inc. (Telecommunications)	21,945	1,015,176
Quality Systems, Inc. (Software)	627	39,369
Quest Software, Inc.* (Software)	627	11,537
Rackspace Hosting, Inc.* (Internet)	1,254	26,146
Rambus, Inc.* (Semiconductors)	1,254	30,598
Red Hat, Inc.* (Software)	2,508	77,497
RF Micro Devices, Inc.* (Telecommunications)	3,135	14,954
Riverbed Technology, Inc.* (Computers)	627	14,402
Rovi Corp.* (Semiconductors)	1,254	39,965
SAIC, Inc.* (Commercial Services)	2,508	47,501
Salesforce.com, Inc.* (Software)	1,254	92,508
SanDisk Corp.* (Computers)	3,135	90,884
SAVVIS, Inc.* (Telecommunications)	627	8,809
SBA Communications Corp.—Class A* (Telecommunications)	1,254	42,837
Seagate Technology (Computers)	6,897	125,456
Semtech Corp.* (Semiconductors)	627	10,665
Silicon Laboratories, Inc.* (Semiconductors)	627	30,309
Skyworks Solutions, Inc.* (Semiconductors)	2,508	35,589
Solera Holdings, Inc. (Software)	627	22,578
Sonus Networks, Inc.* (Telecommunications)	2,508	5,292
SRA International, Inc.—Class A* (Computers)	627	11,976
STEC, Inc.* (Computers)	627	10,245
Sun Microsystems, Inc.* (Computers)	10,032	94,000
Sybase, Inc.* (Software)	1,254	54,424
Sycamore Networks, Inc. (Telecommunications)	627	13,111
Symantec Corp.* (Internet)	11,286	201,907
Synaptics, Inc.* (Computers)	627	19,218
Syniverse Holdings, Inc.* (Telecommunications)	627	10,960
Synopsys, Inc.* (Computers)	1,881	41,909
Tech Data Corp.* (Distribution/Wholesale)	627	29,256
Tekelec* (Telecommunications)	627	9,581
Tellabs, Inc.* (Telecommunications)	5,016	28,491
Teradata Corp.* (Computers)	2,508	78,826
Teradyne, Inc.* (Semiconductors)	2,508	26,911
Tessera Technologies, Inc.* (Semiconductors)	627	14,590
Texas Instruments, Inc. (Semiconductors)	16,929	441,170
Tibco Software, Inc.* (Internet)	2,508	24,152
TriQuint Semiconductor, Inc.* (Semiconductors)	1,881	11,286
Unisys Corp.* (Computers)	627	24,177
United Online, Inc. (Internet)	1,254	9,016
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,254	44,994
VeriFone Holdings, Inc.* (Software)	1,254	20,541
VeriSign, Inc.* (Internet)	2,508	60,794
VMware, Inc.—Class A* (Software)	627	26,572
Websense, Inc.* (Internet)	627	10,947
Western Digital Corp.* (Computers)	3,135	138,410
Xerox Corp. (Office/Business Equipment)	11,913	100,784
Xilinx, Inc. (Semiconductors)	3,762	94,276
Yahoo!, Inc.* (Internet)	17,556	294,590
Zoran Corp.* (Semiconductors)	627	6,928

TOTAL COMMON STOCKS
(Cost $16,570,385)		26,210,203

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $3,096)	$3,000	3,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $15,000 (Collateralized by $15,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $15,389)	15,000	15,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $2,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $3,120)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,000)		22,000

TOTAL INVESTMENT SECURITIES
(Cost $16,592,385)—97.1%		26,232,203
Net other assets (liabilities)—2.9%		783,854

NET ASSETS—100.0%		$27,016,057

*	Non-income producing security

See accompanying notes to the financial statements.

311

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2009

ProFund VP Technology invested in the following industries as of December 31, 2009:
		% of
	Value	Net Assets

Chemicals	$20,666	0.1%
Commercial Services	58,812	0.2%
Computers	8,128,122	30.1%
Distribution/Wholesale	66,687	0.2%
Electronics	24,064	0.1%
Internet	3,039,671	11.0%
Machinery - Diversified	8,063	NM
Office/Business Equipment	157,866	0.6%
Retail	7,160	NM
Semiconductors	4,061,334	15.1%
Software	6,058,996	22.5%
Telecommunications	4,578,762	17.1%
Other**	805,854	3.0%

Total	$27,016,057	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$26,210,203	$–	$26,210,203
Repurchase Agreements	–	22,000	22,000

Total Investment Securities	$26,210,203	$22,000	$26,232,203

See accompanying notes to the financial statements.

312

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$16,592,385

Securities, at value	26,210,203
Repurchase agreements, at value	22,000

Total Investment Securities, at value	26,232,203
Cash	396
Dividends receivable	3,298
Receivable for capital shares issued	415,204
Receivable for investments sold	804,359
Prepaid expenses	43

Total Assets	27,455,503

Liabilities:
Payable for investments purchased	387,827
Advisory fees payable	15,160
Management services fees payable	2,021
Administration fees payable	830
Administrative services fees payable	6,740
Distribution fees payable	8,136
Trustee fees payable	65
Transfer agency fees payable	2,402
Fund accounting fees payable	1,661
Compliance services fees payable	297
Other accrued expenses	14,307

Total Liabilities	439,446

Net Assets	$27,016,057

Net Assets consist of:
Capital	$31,728,725
Accumulated net realized gains (losses) on investments	(14,352,486)
Net unrealized appreciation (depreciation) on investments	9,639,818

Net Assets	$27,016,057

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,778,363

Net Asset Value (offering and redemption price per share)	$15.19

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$177,334
Interest	35

Total Investment Income	177,369

Expenses:
Advisory fees	129,094
Management services fees	17,212
Administration fees	7,081
Transfer agency fees	10,660
Administrative services fees	46,992
Distribution fees	43,031
Custody fees	15,078
Fund accounting fees	15,571
Trustee fees	207
Compliance services fees	278
Other fees	23,435

Total Gross Expenses before reductions	308,639
Less Expenses reduced by the Advisor	(21,084)

Total Net Expenses	287,555

Net Investment Income (Loss)	(110,186)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(160,168)
Change in net unrealized appreciation/depreciation on investments	7,715,503

Net Realized and Unrealized Gains (Losses) on Investments	7,555,335

Change in Net Assets Resulting from Operations	$7,445,149

See accompanying notes to the financial statements.

313

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(110,186)	$(117,872)
Net realized gains (losses) on investments	(160,168)	(377,016)
Change in net unrealized appreciation/depreciation on investments	7,715,503	(7,552,863)

Change in net assets resulting from operations	7,445,149	(8,047,751)

Capital Transactions:
Proceeds from shares issued	55,293,256	38,277,448
Value of shares redeemed	(42,739,016)	(58,657,808)

Change in net assets resulting from capital transactions	12,554,240	(20,380,360)

Change in net assets	19,999,389	(28,428,111)
Net Assets:
Beginning of period	7,016,668	35,444,779

End of period	$27,016,057	$7,016,668

Share Transactions:
Issued	4,602,255	2,718,154
Redeemed	(3,569,636)	(4,068,404)

Change in shares	1,032,619	(1,350,250)

See accompanying notes to the financial statements.

314

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$9.41	$16.91	$14.77	$14.91	$15.30

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.11)	(0.16)	(0.16)	(0.19)
Net realized and unrealized gains (losses) on investments	5.86	(7.39)	2.30	1.27	0.40

Total income (loss) from investment activities	5.78	(7.50)	2.14	1.11	0.21

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.05)
Net realized gains on investments	—	—	—	(1.25)	(0.55)

Total distributions	—	—	—	(1.25)	(0.60)

Net Asset Value, End of Period	$15.19	$9.41	$16.91	$14.77	$14.91

Total Return	61.42%	(44.35)%	14.41%	8.07%	1.22%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.75%	1.72%	1.78%	1.89%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)	(0.64)%	(0.82)%	(1.01)%	(1.07)%	(1.29)%

Supplemental Data:
Net assets, end of period (000’s)	$27,016	$7,017	$35,445	$18,517	$19,716
Portfolio turnover rate(b)	225%	238%	332%	254%	381%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

315

ProFund VP Telecommunications

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2009 the Fund had a total return of 7.32%, compared to a return of 9.86%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Virgin Media Inc (+237.27%), tw telecom Inc Class A (+102.48%), and Sprint Nextel Corp (+100.00%), while the bottom three performers in this group were Verizon Communications Inc (–2.27%), AT&T Inc (–1.65%), and Qwest Communications International Inc (+15.66%).

Value of a $10,000 Investment †

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Telecommunications	1/22/2001	7.32%	–0.89%	–7.33%	1.77%	1.68%

Dow Jones U.S. Telecommunications Index	1/22/2001	9.86%	1.27%	–4.39%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	68%
Swap Agreements	33%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Verizon Communications, Inc.	24.7%
AT&T, Inc.	24.6%
CenturyTel, Inc.	3.4%
Sprint Nextel Corp.	3.2%
Qwest Communications International, Inc.	1.8%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	93%
Mobile Telecommunications	7%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	December 31, 2009

Common Stocks (68.4%)
	Shares	Value

AT&T, Inc. (Telecommunications)	102,908	$2,884,511
CenturyTel, Inc. (Telecommunications)	10,972	397,296
Cincinnati Bell, Inc.* (Telecommunications)	7,596	26,206
Frontier Communications Corp. (Telecommunications)	11,394	88,987
Leap Wireless International, Inc.* (Telecommunications)	2,110	37,031
Leucadia National Corp.* (Holding Companies-Diversified)	7,174	170,669
Level 3 Communications, Inc.* (Telecommunications)	58,658	89,747
MetroPCS Communications, Inc.* (Telecommunications)	9,284	70,837
NII Holdings, Inc.—Class B* (Telecommunications)	5,908	198,391
Qwest Communications International, Inc. (Telecommunications)	50,640	213,194
Sprint Nextel Corp.* (Telecommunications)	102,968	376,863
Telephone & Data Systems, Inc. (Telecommunications)	1,688	57,257
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,688	50,978
tw telecom, Inc.* (Telecommunications)	5,486	94,030
US Cellular Corp.* (Telecommunications)	422	17,897
Verizon Communications, Inc. (Telecommunications)	87,334	2,893,375
Virgin Media, Inc. (Telecommunications)	10,550	177,556
Windstream Corp. (Telecommunications)	16,036	176,236

TOTAL COMMON STOCKS
(Cost $6,633,714)		8,021,061

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $3,096)	$3,000	3,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $15,000 (Collateralized by $15,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $15,389)	15,000	15,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $1,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $2,044)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,000)		21,000

TOTAL INVESTMENT SECURITIES
(Cost $6,654,714)—68.6%		8,042,061
Net other assets (liabilities)—31.4%		3,687,778

NET ASSETS—100.0%		$11,729,839

* Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$3,798,860	$(1,140)

ProFund VP Telecommunications invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Holding Companies-Diversified	$170,669	1.5%
Telecommunications	7,850,392	66.9%
Other**	3,708,778	31.6%

Total	$11,729,839	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$8,021,061	$–	$8,021,061
Repurchase Agreements	–	21,000	21,000

Total Investment Securities	8,021,061	21,000	8,042,061

Other Financial Instruments^	–	(1,140)	(1,140)

Total Investments	$8,021,061	$19,860	$8,040,921

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$6,654,714

Securities, at value	8,021,061
Repurchase agreements, at value	21,000

Total Investment Securities, at value	8,042,061
Cash	289
Dividends receivable	3,895
Receivable for capital shares issued	97,267
Receivable for investments sold	3,753,911
Prepaid expenses	35

Total Assets	11,897,458

Liabilities:
Payable for investments purchased	139,630
Payable for capital shares redeemed	8,564
Unrealized loss on swap agreements	1,140
Advisory fees payable	4,032
Management services fees payable	538
Administration fees payable	340
Administrative services fees payable	3,422
Distribution fees payable	2,564
Trustee fees payable	27
Transfer agency fees payable	811
Fund accounting fees payable	681
Compliance services fees payable	117
Other accrued expenses	5,753

Total Liabilities	167,619

Net Assets	$11,729,839

Net Assets consist of:
Capital	$19,727,624
Accumulated net investment income (loss)	452,783
Accumulated net realized gains (losses) on investments	(9,836,775)
Net unrealized appreciation (depreciation) on investments	1,386,207

Net Assets	$11,729,839

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,743,894

Net Asset Value (offering and redemption price per share)	$6.73

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$586,881
Interest	46

Total Investment Income	586,927

Expenses:
Advisory fees	60,579
Management services fees	8,077
Administration fees	3,379
Transfer agency fees	5,207
Administrative services fees	27,484
Distribution fees	20,193
Custody fees	3,525
Fund accounting fees	7,129
Trustee fees	89
Other fees	15,160

Total Gross Expenses before reductions	150,822
Less Expenses reduced by the Advisor	(16,678)

Total Net Expenses	134,144

Net Investment Income (Loss)	452,783

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(536,651)
Net realized gains (losses) on swap agreements	262,053
Change in net unrealized appreciation/depreciation on investments	(3,540)

Net Realized and Unrealized Gains (Losses) on Investments	(278,138)

Change in Net Assets Resulting from Operations	$174,645

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$452,783	$423,510
Net realized gains (losses) on investments	(274,598)	(3,665,036)
Change in net unrealized appreciation/depreciation on investments	(3,540)	(5,419,102)

Change in net assets resulting from operations	174,645	(8,660,628)

Distributions to Shareholders From:
Net investment income	(423,510)	(884,395)
Net realized gains on investments	—	(4,885,994)

Change in net assets resulting from distributions	(423,510)	(5,770,389)

Capital Transactions:
Proceeds from shares issued	37,711,538	63,000,423
Dividends reinvested	423,510	5,770,389
Value of shares redeemed	(40,527,410)	(75,587,179)

Change in net assets resulting from capital transactions	(2,392,362)	(6,816,367)

Change in net assets	(2,641,227)	(21,247,384)
Net Assets:
Beginning of period	14,371,066	35,618,450

End of period	$11,729,839	$14,371,066

Accumulated net investment income (loss)	$452,783	$423,510

Share Transactions:
Issued	5,891,671	5,018,440
Reinvested	67,653	718,604
Redeemed	(6,340,355)	(5,456,766)

Change in shares	(381,031)	280,278

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$6.76	$19.31	$18.00	$13.48	$15.25

Investment Activities:
Net investment income (loss)(a)	0.36	0.35	0.29	0.23	0.32
Net realized and unrealized gains (losses) on investments	0.10 (b)	(5.89)	1.24	4.37	(1.29)

Total income (loss) from investment activities	0.46	(5.54)	1.53	4.60	(0.97)

Distributions to Shareholders From:
Net investment income	(0.49)	(1.07)	(0.16)	(0.08)	(0.32)
Net realized gains on investments	—	(5.94)	(0.06)	—	(0.48)

Total distributions	(0.49)	(7.01)	(0.22)	(0.08)	(0.80)

Net Asset Value, End of Period	$6.73	$6.76	$19.31	$18.00	$13.48

Total Return	7.32%	(34.42)%	8.39%	34.28%	(6.64)%

Ratios to Average Net Assets:
Gross expenses	1.87%	1.79%	1.72%	1.75%	1.91%
Net expenses	1.66%	1.63%	1.63%	1.68%	1.91%
Net investment income (loss)	5.61%	2.70%	1.45%	1.40%	2.25%

Supplemental Data:
Net assets, end of period (000’s)	$11,730	$14,371	$35,618	$44,158	$8,798
Portfolio turnover rate(c)	689%	613%	411%	525%	970%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Utilities

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2009, the Fund had a total return of 10.73%, compared to a total return of 12.58%1 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were PG&E Corp (+15.34%), Duke Energy Corp (+14.66%), and Public Services Enterprise Group (+13.99%), while the bottom three performers in this group were Exelon Corp (–12.12%), Southern Co (–9.95%), and FirstEnergy Corp (–4.38%).

Value of a $10,000 Investment †

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Utilities	1/22/2001	10.73%	3.68%	1.09%	1.73%	1.68%

Dow Jones U.S. Utilities Index	1/22/2001	12.58%	5.28%	3.26%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exelon Corp.	7.1%
Southern Co.	5.8%
Dominion Resources, Inc.	5.1%
Duke Energy Corp.	4.9%
FPL Group, Inc.	4.4%

Dow Jones U.S. Utilities Index - Composition
% of Index

Electricity	73%
Gas, Water & MultiUtilities	27%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2009

Common Stocks (100.6%)
	Shares	Value

AGL Resources, Inc. (Gas)	6,345	$231,402
Allegheny Energy, Inc. (Electric)	14,382	337,689
ALLETE, Inc. (Electric)	2,538	82,942
Alliant Energy Corp. (Electric)	9,306	281,600
Ameren Corp. (Electric)	17,766	496,560
American Electric Power, Inc. (Electric)	40,185	1,398,036
American Water Works Co., Inc. (Water)	7,614	170,630
Aqua America, Inc. (Water)	11,421	199,982
Atmos Energy Corp. (Gas)	7,614	223,852
Avista Corp. (Electric)	4,653	100,458
Black Hills Corp. (Electric)	3,384	90,116
California Water Service Group (Water)	1,692	62,299
Calpine Corp.* (Electric)	29,187	321,057
CenterPoint Energy, Inc. (Electric)	30,879	448,054
Cleco Corp. (Electric)	5,076	138,727
CMS Energy Corp. (Electric)	19,035	298,088
Consolidated Edison, Inc. (Electric)	23,688	1,076,146
Constellation Energy Group, Inc. (Electric)	15,228	535,569
Covanta Holding Corp.* (Energy-Alternate Sources)	10,998	198,954
Dominion Resources, Inc. (Electric)	50,337	1,959,116
DPL, Inc. (Electric)	10,152	280,195
DTE Energy Co. (Electric)	13,536	590,034
Duke Energy Corp. (Electric)	107,865	1,856,357
Dynegy, Inc.—Class A* (Electric)	42,300	76,563
Edison International (Electric)	24,957	868,004
El Paso Electric Co.* (Electric)	3,807	77,206
Entergy Corp. (Electric)	16,074	1,315,496
EQT Corp. (Oil & Gas)	10,152	445,876
Exelon Corp. (Electric)	55,413	2,708,033
FirstEnergy Corp. (Electric)	25,803	1,198,549
FPL Group, Inc. (Electric)	31,725	1,675,714
Great Plains Energy, Inc. (Electric)	11,421	221,453
Hawaiian Electric Industries, Inc. (Electric)	7,614	159,133
IDACORP, Inc. (Electric)	3,807	121,634
Integrys Energy Group, Inc. (Electric)	6,345	266,426
ITC Holdings Corp. (Electric)	4,230	220,341
Laclede Group, Inc. (Gas)	1,692	57,139
Mirant Corp.* (Electric)	12,267	187,317
National Fuel Gas Co. (Pipelines)	5,499	274,950
New Jersey Resources Corp. (Gas)	3,384	126,562
Nicor, Inc. (Gas)	3,807	160,275
NiSource, Inc. (Electric)	22,842	351,310
Northeast Utilities System (Electric)	14,805	381,821
Northwest Natural Gas Co. (Gas)	2,115	95,260
NorthWestern Corp. (Electric)	2,961	77,045
NRG Energy, Inc.* (Electric)	21,573	509,338
NSTAR (Electric)	8,883	326,894
NV Energy, Inc. (Electric)	19,458	240,890
ONEOK, Inc. (Gas)	8,460	377,062
Pepco Holdings, Inc. (Electric)	18,612	313,612
PG&E Corp. (Electric)	31,302	1,397,634
Piedmont Natural Gas Co., Inc. (Gas)	5,922	158,413
Pinnacle West Capital Corp. (Electric)	8,460	309,467
PNM Resources, Inc. (Electric)	6,768	85,615
Portland General Electric Co. (Electric)	6,345	129,501
PPL Corp. (Electric)	31,302	1,011,368
Progress Energy, Inc. (Electric)	23,265	954,098
Public Service Enterprise Group, Inc. (Electric)	42,723	1,420,540
Questar Corp. (Pipelines)	14,382	597,860
RRI Energy, Inc.* (Electric)	29,187	166,950
SCANA Corp. (Electric)	9,306	350,650
Sempra Energy (Gas)	19,035	1,065,579
South Jersey Industries, Inc. (Gas)	2,538	96,901
Southern Co. (Electric)	66,834	2,226,909
Southwest Gas Corp. (Gas)	3,807	108,614
Spectra Energy Corp. (Pipelines)	53,721	1,101,818
TECO Energy, Inc. (Electric)	16,497	267,581
The AES Corp.* (Electric)	55,836	743,177
UGI Corp. (Gas)	8,883	214,880
Unisource Energy Corp. (Electric)	2,961	95,315
Vectren Corp. (Gas)	6,768	167,034
Westar Energy, Inc. (Electric)	8,883	193,028
WGL Holdings, Inc. (Gas)	4,230	141,874
Wisconsin Energy Corp. (Electric)	9,729	484,796
Xcel Energy, Inc. (Electric)	38,070	808,226

TOTAL COMMON STOCKS
(Cost $27,772,554)		38,509,594

TOTAL INVESTMENT SECURITIES
(Cost $27,772,554)—100.6%		38,509,594
Net other assets (liabilities)—(0.6)%		(240,264)

NET ASSETS—100.0%		$38,269,330

* Non-income producing security

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2009

ProFund VP Utilities invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Electric	$32,232,378	84.2%
Energy-Alternate Sources	198,954	0.5%
Gas	3,224,847	8.4%
Oil & Gas	445,876	1.2%
Pipelines	1,974,628	5.2%
Water	432,911	1.1%
Other**	(240,264)	(0.6)%

Total	$38,269,330	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$38,509,594	$38,509,594

Total Investment Securities	$38,509,594	$38,509,594

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$27,772,554

Securities, at value	38,509,594

Total Investment Securities, at value	38,509,594
Dividends receivable	71,257
Receivable for capital shares issued	203,988
Prepaid expenses	68

Total Assets	38,784,907

Liabilities:
Cash overdraft	447,538
Advisory fees payable	16,549
Management services fees payable	2,207
Administration fees payable	1,149
Administrative services fees payable	11,982
Distribution fees payable	9,369
Trustee fees payable	90
Transfer agency fees payable	3,045
Fund accounting fees payable	2,297
Compliance services fees payable	449
Other accrued expenses	20,902

Total Liabilities	515,577

Net Assets	$38,269,330

Net Assets consist of:
Capital	$36,928,332
Accumulated net investment income (loss)	856,502
Accumulated net realized gains (losses) on investments	(10,252,544)
Net unrealized appreciation (depreciation) on investments	10,737,040

Net Assets	$38,269,330

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,393,967

Net Asset Value (offering and redemption price per share)	$27.45

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,312,770
Interest	51

Total Investment Income	1,312,821

Expenses:
Advisory fees	218,605
Management services fees	29,147
Administration fees	12,406
Transfer agency fees	18,854
Administrative services fees	98,405
Distribution fees	72,868
Custody fees	6,710
Fund accounting fees	25,822
Trustee fees	401
Compliance services fees	193
Other fees	51,149

Total Gross Expenses before reductions	534,560
Less Expenses reduced by the Advisor	(49,516)

Total Net Expenses	485,044

Net Investment Income (Loss)	827,777

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,777,591)
Change in net unrealized appreciation/depreciation on investments	2,256,825

Net Realized and Unrealized Gains (Losses) on Investments	479,234

Change in Net Assets Resulting from Operations	$1,307,011

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$827,777	$1,254,992
Net realized gains (losses) on investments	(1,777,591)	155,467
Change in net unrealized appreciation/depreciation on investments	2,256,825	(30,725,217)

Change in net assets resulting from operations	1,307,011	(29,314,758)

Distributions to Shareholders From:
Net investment income	(1,254,992)	(1,582,797)
Net realized gains on investments	—	(1,576,054)

Change in net assets resulting from distributions	(1,254,992)	(3,158,851)

Capital Transactions:
Proceeds from shares issued	52,956,407	99,734,550
Dividends reinvested	1,254,992	3,158,851
Value of shares redeemed	(51,533,751)	(230,100,577)

Change in net assets resulting from capital transactions	2,677,648	(127,207,176)

Change in net assets	2,729,667	(159,680,785)
Net Assets:
Beginning of period	35,539,663	195,220,448

End of period	$38,269,330	$35,539,663

Accumulated net investment income (loss)	$856,502	$1,254,992

Share Transactions:
Issued	2,058,306	2,927,028
Reinvested	48,269	99,304
Redeemed	(2,091,356)	(6,610,717)

Change in shares	15,219	(3,584,385)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$25.78	$39.33	$34.84	$29.64	$26.55

Investment Activities:
Net investment income (loss)(a)	0.71	0.53	0.46	0.54	0.46
Net realized and unrealized gains (losses) on investments	2.00	(12.26)	4.97	5.11	3.04

Total income (loss) from investment activities	2.71	(11.73)	5.43	5.65	3.50

Distributions to Shareholders From:
Net investment income	(1.04)	(0.91)	(0.52)	(0.45)	(0.16)
Net realized gains on investments	—	(0.91)	(0.42)	—	(0.25)

Total distributions	(1.04)	(1.82)	(0.94)	(0.45)	(0.41)

Net Asset Value, End of Period	$27.45	$25.78	$39.33	$34.84	$29.64

Total Return	10.73%	(30.70)%	15.80%	19.22%	13.06%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.75%	1.72%	1.75%	1.89%
Net expenses	1.66%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)	2.84%	1.54%	1.22%	1.68%	1.56%

Supplemental Data:
Net assets, end of period (000’s)	$38,269	$35,540	$195,220	$104,601	$75,931
Portfolio turnover rate(b)	139%	82%	168%	153%	251%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2009, the Fund had a total return of -32.62%, compared to a total return of –25.33%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2009 the most recent Long Bond issued carried a maturity date of November 15, 2039 and a 4.375% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of –25.33% for the twelve months ended December 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 2.68% on 12/31/08 to 4.63% on 12/31/09. The Long Bond’s total return of –25.33% for the period consisted of 4.07% derived from the yield of the bond and –29.40% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP U.S. Government Plus	5/1/2002	–32.62%	2.95%	4.73%	1.43%	1.38%

30-year U.S. Treasury Bond	5/1/2002	–25.33%	4.53%	6.17%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	–13.17%	5.16%	6.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	3%
Swap Agreements	50%
U.S. Treasury Obligations	70%

Total Exposure	123%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2009

U.S. Treasury Obligations (70.3%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.375%, 11/15/39	$31,100,000	$29,778,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,748,382)		29,778,250

Repurchase Agreements (28.3%)
Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,455,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,452,215)	2,404,000	2,404,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,454,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,453,639)	2,404,000	2,404,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,435,000 of various U.S. Treasury Securities, 0.12%‡–3.63%, 5/20/10–6/15/12, market value $2,457,051)	2,404,000	2,404,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,428,000 of various U.S. Government Agency Obligations, 2.08% –2.13%, 6/18/12, market value $2,454,334)	2,404,000	2,404,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,402,000 (Collateralized by $2,444,900 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–2/15/12, market value $2,450,092)	2,402,000	2,402,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,018,000)		12,018,000

TOTAL INVESTMENT SECURITIES
(Cost $41,766,382)—98.6%		41,796,250
Net other assets (liabilities)—1.4%		585,955

NET ASSETS—100.0%		$42,382,205

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $2,250,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $1,152,813)	10	$(40,016)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$20,777,750	$(384,448)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	478,750	3,921

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
U.S. Treasury Obligations	$–	$29,778,250	$29,778,250
Repurchase Agreements	–	12,018,000	12,018,000

Total Investment Securities	–	41,796,250	41,796,250

Other Financial Instruments^	(40,016)	(380,527)	(420,543)

Total Investments	$(40,016)	$41,415,723	$41,375,707

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$41,766,382

Securities, at value	29,778,250
Repurchase agreements, at value	12,018,000

Total Investment Securities, at value	41,796,250
Cash	952
Segregated cash balances with brokers for futures contracts	31,775
Interest receivable	176,656
Receivable for capital shares issued	869,493
Unrealized gain on swap agreements	3,921
Prepaid expenses	202

Total Assets	42,879,249

Liabilities:
Payable for capital shares redeemed	13,301
Unrealized loss on swap agreements	384,448
Variation margin on futures contracts	5,313
Advisory fees payable	13,570
Management services fees payable	2,714
Administration fees payable	1,670
Administrative services fees payable	16,329
Distribution fees payable	14,286
Trustee fees payable	130
Transfer agency fees payable	5,036
Fund accounting fees payable	3,339
Compliance services fees payable	754
Other accrued expenses	36,154

Total Liabilities	497,044

Net Assets	$42,382,205

Net Assets consist of:
Capital	$64,894,334
Accumulated net realized gains (losses) on investments	(22,121,454)
Net unrealized appreciation (depreciation) on investments	(390,675)

Net Assets	$42,382,205

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,370,088

Net Asset Value (offering and redemption price per share)	$17.88

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$761,151

Expenses:
Advisory fees	318,190
Management services fees	63,638
Administration fees	26,297
Transfer agency fees	40,715
Administrative services fees	202,104
Distribution fees	159,095
Custody fees	6,943
Fund accounting fees	54,527
Trustee fees	741
Other fees	96,988

Total Gross Expenses before reductions	969,238
Less Expenses reduced by the Advisor	(104,830)

Total Net Expenses	864,408

Net Investment Income (Loss)	(103,257)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,585,350
Net realized gains (losses) on futures contracts	(636,465)
Net realized gains (losses) on swap agreements	(23,398,800)
Change in net unrealized appreciation/depreciation on investments	(11,724,436)

Net Realized and Unrealized Gains (Losses) on Investments	(33,174,351)

Change in Net Assets Resulting from Operations	$(33,277,608)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(103,257)	$1,562,232
Net realized gains (losses) on investments	(21,449,915)	31,295,071
Change in net unrealized appreciation/depreciation on investments	(11,724,436)	8,225,015

Change in net assets resulting from operations	(33,277,608)	41,082,318

Distributions to Shareholders From:
Net investment income	—	(1,562,266)
Return of capital	(30,119)	—
Net realized gains on investments	(24,247,436)	—

Change in net assets resulting from distributions	(24,277,555)	(1,562,266)

Capital Transactions:
Proceeds from shares issued	232,544,751	503,988,232
Dividends reinvested	24,277,555	1,562,266
Value of shares redeemed	(282,368,668)	(514,292,134)

Change in net assets resulting from capital transactions	(25,546,362)	(8,741,636)

Change in net assets	(83,101,525)	30,778,416
Net Assets:
Beginning of period	125,483,730	94,705,314

End of period	$42,382,205	$125,483,730

Accumulated net investment income (loss)	$—	$(34)

Share Transactions:
Issued	9,053,640	15,537,994
Reinvested	1,257,781	46,500
Redeemed	(10,596,545)	(15,879,501)

Change in shares	(285,124)	(295,007)

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$47.26	$32.10	$30.20	$32.75	$30.74

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.58	1.06	1.04	0.75
Net realized and unrealized gains (losses) on investments	(14.27)	15.15	1.91	(2.55)	2.01

Total income (loss) from investment activities	(14.32)	15.73	2.97	(1.51)	2.76

Distributions to Shareholders From:
Net investment income	—	(0.57)	(1.07)	(1.04)	(0.75)
Return of capital	(0.01)	—	—	—	—
Net realized gains on investments	(15.05)	—	—	—	—

Total distributions	(15.06)	(0.57)	(1.07)	(1.04)	(0.75)

Net Asset Value, End of Period	$17.88	$47.26	$32.10	$30.20	$32.75

Total Return	(32.62)%	49.73%	10.12%	(4.52)%	9.01%

Ratios to Average Net Assets:
Gross expenses	1.53%	1.45%	1.43%	1.42%	1.59%
Net expenses	1.36%	1.33%	1.33%	1.38%	1.59%
Net investment income (loss)	(0.16)%	1.71%	3.55%	3.45%	2.32%

Supplemental Data:
Net assets, end of period (000’s)	$42,382	$125,484	$94,705	$33,259	$91,463
Portfolio turnover rate(b)	808%	464%	474%	1,308%	1,660%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2009, the Fund had a total return of 32.18%, compared to a total return of –25.33%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S.Treasury. As of December 31, 2009 the most recent Long Bond issued carried a maturity date of November 15, 2039 and a 4.375% coupon.

The most recently issued 30-year U.S.Treasury Bond had a total return of –25.33% for the twelve months ended December 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 2.68% on 12/31/08 to 4.63% on 12/31/09. The Long Bond’s total return of –25.33% for the period consisted of 4.07% derived from the yield of the bond and –29.40% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	32.18%	–4.64%	–7.58%	1.66%	1.66%

30-year U.S. Treasury Bond	5/1/2002	–25.33%	4.53%	6.17%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	–13.17%	5.16%	6.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3  The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
334

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(118)%
Options	NM

Total Exposure	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Repurchase Agreements (98.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,269,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $11,255,738)	$11,035,000	$11,035,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,259,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $11,257,344)	11,035,000	11,035,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $10,623,000 of various U.S. Treasury Securities, 0.12%‡–4.88%, 5/20/10–6/13/18, market value $11,256,989)	11,035,000	11,035,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,215,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $11,257,214)	11,035,000	11,035,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,094,765 of various U.S. Treasury Obligations, 0.88%–4.63%, 4/15/10–1/15/12, market value $11,255,769)	11,035,000	11,035,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,175,000)		55,175,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 160, expiring 5/21/10	150	1,799

TOTAL OPTIONS PURCHASED
(Cost $2,692)		1,799

TOTAL INVESTMENT SECURITIES
(Cost $55,177,692)—98.9%		55,176,799
Net other assets (liabilities)—1.1%		632,949

NET ASSETS—100.0%		$55,809,748

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $7,420,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $3,689,000)	32	$94,012

See accompanying notes to the financial statements.
335

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$(65,876,000)	$(517,740)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	(191,500)	(1,578)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$55,175,000	$55,175,000
Options Purchased	–	1,799	1,799

Total Investment Securities	–	55,176,799	55,176,799

Other Financial Instruments^	94,012	(519,318)	(425,306)

Total Investments	$94,012	$54,657,481	$54,751,493

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.
336

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$55,177,692

Securities, at value	1,799
Repurchase agreements, at value	55,175,000

Total Investment Securities, at value	55,176,799
Segregated cash balances with brokers for futures contracts	104,850
Receivable for capital shares issued	1,164,962
Variation margin on futures contracts	17,000
Prepaid expenses	150

Total Assets	56,463,761

Liabilities:
Payable for capital shares redeemed	593
Unrealized loss on swap agreements	519,318
Advisory fees payable	32,716
Management services fees payable	4,362
Administration fees payable	1,928
Administrative services fees payable	22,007
Distribution fees payable	21,647
Trustee fees payable	151
Transfer agency fees payable	5,603
Fund accounting fees payable	3,856
Compliance services fees payable	831
Other accrued expenses	41,001

Total Liabilities	654,013

Net Assets	$55,809,748

Net Assets consist of:
Capital	$120,164,181
Accumulated net realized gains (losses) on investments	(63,928,234)
Net unrealized appreciation (depreciation) on investments	(426,199)

Net Assets	$55,809,748

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,905,808

Net Asset Value (offering and redemption price per share)	$14.29

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$49,350

Expenses:
Advisory fees	401,742
Management services fees	53,565
Administration fees	22,320
Transfer agency fees	34,063
Administrative services fees	154,030
Distribution fees	133,914
Custody fees	5,834
Fund accounting fees	45,748
Trustee fees	732
Compliance services fees	801
Other fees	77,174

Total Gross Expenses before reductions	929,923
Less Expenses reduced by the Advisor	(37,853)

Total Net Expenses	892,070

Net Investment Income (Loss)	(842,720)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,586)
Net realized gains (losses) on futures contracts	(52,658)
Net realized gains (losses) on swap agreements	14,182,139
Change in net unrealized appreciation/depreciation on investments	(1,019,323)

Net Realized and Unrealized Gains (Losses) on Investments	13,104,572

Change in Net Assets Resulting from Operations	$12,261,852

See accompanying notes to the financial statements.
337

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(842,720)	$291,473
Net realized gains (losses) on investments	14,123,895	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(1,019,323)	3,373,447

Change in net assets resulting from operations	12,261,852	(23,500,236)

Distributions to Shareholders From:
Net investment income	(291,473)	(3,641,751)

Change in net assets resulting from distributions	(291,473)	(3,641,751)

Capital Transactions:
Proceeds from shares issued	197,711,133	236,195,897
Dividends reinvested	291,473	3,641,751
Value of shares redeemed	(190,752,996)	(251,146,625)

Change in net assets resulting from capital transactions	7,249,610	(11,308,977)

Change in net assets	19,219,989	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$55,809,748	$36,589,759

Accumulated net investment income (loss)	$—	$291,473

Share Transactions:
Issued	14,725,896	13,703,100
Reinvested	21,591	225,356
Redeemed	(14,208,014)	(14,612,839)

Change in shares	539,473	(684,383)

See accompanying notes to the financial statements.
338

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
339

ProFund VP Falling U.S. Dollar

The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index. For the year ending December 31, 2009, the Fund had a total return of 3.04%, compared to a return of –4.00%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Sterling Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD strengthened only against the Japanese Yen, weakening versus the other five currencies:The USD strengthened 2.63% against the Japanese Yen while weakening –2.49% against the Euro, –9.70% against the Pound, –13.59% against the Canadian Dollar, –3.13% against the Swiss Franc and –8.60% against the Swedish Krona.

Since this Fund is designed to have inverse (opposite) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Falling U.S. Dollar	8/31/2007	3.04%	1.73%	1.60%	1.60%

U.S. Dollar Index	8/31/2007	–4.00%	–1.55%	N/A	N/A

S&P 500 Index	8/31/2007	26.47%	–9.16%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

340

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(4)%
Forward Currency Contracts	(96)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies

% of Index

Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2009

Repurchase Agreements (105.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $413,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $413,280)	$405,000	$405,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $414,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $413,939)	405,000	405,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $398,900 of various U.S. Treasury Securities, 1.88%–3.63%, 9/16/11–6/15/12, market value $419,471)	405,000	405,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $413,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $414,549)	405,000	405,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $398,000 (Collateralized by $398,900 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $406,105)	398,000	398,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,018,000)		2,018,000

TOTAL INVESTMENT SECURITIES
(Cost $2,018,000)—105.6%		2,018,000
Net other assets (liabilities)—(5.6)%		(106,872)

NET ASSETS—100.0%		$1,911,128

+
All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $332,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 3/15/10 (Underlying notional amount at value $78,335)	1	$(1,662)

See accompanying notes to the financial statements.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2009

At December 31, 2009 the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Sterling Pound vs. U.S. Dollar	1/8/10	8,409	$13,430	$13,580	$(150)
Canadian Dollar vs. U.S. Dollar	1/8/10	13,594	12,852	13,001	(149)
Euro vs. U.S. Dollar	1/8/10	34,303	48,889	49,170	(281)
Japanese Yen vs. U.S. Dollar	1/8/10	814,446	8,869	8,747	122
Swedish Krona vs. U.S. Dollar	1/8/10	26,510	3,620	3,707	(87)
Swiss Franc vs. U.S. Dollar	1/8/10	4,009	3,823	3,877	(54)

Total Short Contracts			$91,483	$92,082	$(599)

Long:
British Sterling Pound vs. U.S. Dollar	1/8/10	89,307	$144,062	$144,223	$161
Canadian Dollar vs. U.S. Dollar	1/8/10	118,406	110,689	113,244	2,555
Euro vs. U.S. Dollar	1/8/10	501,218	720,020	718,440	(1,580)
Japanese Yen vs. U.S. Dollar	1/8/10	15,297,355	169,993	164,283	(5,710)
Swedish Krona vs. U.S. Dollar	1/8/10	365,862	50,346	51,154	808
Swiss Franc vs. U.S. Dollar	1/8/10	47,607	45,440	46,036	596

Total Long Contracts			$1,240,550	$1,237,380	$(3,170)

At December 31, 2009 the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long:
British Sterling Pound vs. U.S. Dollar	1/8/10	53,907	$86,969	$87,054	$85
Canadian Dollar vs. U.S. Dollar	1/8/10	70,129	65,674	67,071	1,397
Euro vs. U.S. Dollar	1/8/10	269,603	387,338	386,446	(892)
Japanese Yen vs. U.S. Dollar	1/8/10	8,682,882	96,114	93,248	(2,866)
Swedish Krona vs. U.S. Dollar	1/8/10	210,819	29,013	29,476	463
Swiss Franc vs. U.S. Dollar	1/8/10	24,607	23,507	23,795	288

Total Long Contracts			$688,615	$687,090	$(1,525)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$2,018,000	$2,018,000

Total Investment Securities	–	2,018,000	2,018,000

Other Financial Instruments^	(1,662)	(5,294)	(6,956)

Total Investments	$(1,662)	$2,012,706	$2,011,044

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$2,018,000

Repurchase agreements, at value	2,018,000

Total Investment Securities, at value	2,018,000
Cash	188
Segregated cash balances with brokers for futures contracts	1,596
Unrealized appreciation on forward currency contracts	6,475
Prepaid expenses	5

Total Assets	2,026,264

Liabilities:
Payable for capital shares redeemed	5,310
Payable for closed forward currency contracts	91,680
Unrealized depreciation on forward currency contracts	11,769
Variation margin on futures contracts	60
Advisory fees payable	1,246
Management services fees payable	166
Administration fees payable	65
Administrative services fees payable	1,243
Distribution fees payable	1,236
Trustee fees payable	5
Transfer agency fees payable	194
Fund accounting fees payable	130
Compliance services fees payable	29
Other accrued expenses	2,003

Total Liabilities	115,136

Net Assets	$1,911,128

Net Assets consist of:
Capital	$3,913,695
Accumulated net realized gains (losses) on investments	(1,995,611)
Net unrealized appreciation (depreciation) on investments	(6,956)

Net Assets	$1,911,128

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	63,387

Net Asset Value (offering and redemption price per share)	$30.15

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$1,707

Expenses:
Advisory fees	14,264
Management services fees	1,902
Administration fees	794
Transfer agency fees	1,210
Administrative services fees	4,781
Distribution fees	4,755
Custody fees	5,437
Fund accounting fees	1,626
Trustee fees	24
Compliance services fees	13
Other fees	3,739

Total Gross Expenses before reductions	38,545
Less Expenses reduced by the Advisor	(2,218)

Total Net Expenses	36,327

Net Investment Income (Loss)	(34,620)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	30,898
Net realized gains (losses) on forward currency contracts	7,826
Change in net unrealized appreciation/depreciation on investments	44,180

Net Realized and Unrealized Gains (Losses) on Investments	82,904

Change in Net Assets Resulting from Operations	$48,284

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(34,620)	$58,271
Net realized gains (losses) on investments	38,724	(2,015,803)
Change in net unrealized appreciation/depreciation on investments	44,180	(57,117)

Change in net assets resulting from operations	48,284	(2,014,649)

Distributions to Shareholders From:
Net investment income	(58,271)	(6,806)
Net realized gains on investments	—	(3,723)

Change in net assets resulting from distributions	(58,271)	(10,529)

Capital Transactions:
Proceeds from shares issued	3,077,886	64,683,519
Dividends reinvested	58,271	10,529
Value of shares redeemed	(3,553,822)	(60,862,365)

Change in net assets resulting from capital transactions	(417,665)	3,831,683

Change in net assets	(427,652)	1,806,505
Net Assets:
Beginning of period	2,338,780	532,275

End of period	$1,911,128	$2,338,780

Share Transactions:
Issued	102,719	1,929,188
Reinvested	1,896	338
Redeemed	(118,724)	(1,868,740)

Change in shares	(14,109)	60,786

See accompanying notes to the financial statements.

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the year ended	For the year ended	Aug. 31, 2007 through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$30.18	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.55)	0.15	0.29
Net realized and unrealized gains (losses) on investments	1.49	(1.70)	1.56

Total income (loss) from investment activities	0.94	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	(0.97)	(0.08)	—
Net realized gains on investments	—	(0.04)	—

Total distributions	(0.97)	(0.12)	—

Net Asset Value, End of Period	$30.15	$30.18	$31.85

Total Return	3.04%	(4.86)%	6.17%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.03%	1.62%	2.52%
Net expenses(d)	1.91% (e)	1.58%	1.63%
Net investment income (loss)(d)	(1.82)%	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,911	$2,339	$532
Portfolio turnover rate(f)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

ProFund VP Money Market

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The Fund’s seven-day yield, as of December 31, 2009, was 0.01%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
1  The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

346

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in the ProFund VP Money Market is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Market Exposure

Investment Type	% of Net Assets

Repurchase Agreements	97%

Total Exposure	97%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	December 31, 2009

Repurchase Agreements (97.4%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $45,424,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $45,367,620)	$44,478,000	$44,478,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $45,375,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $45,368,328)	44,478,000	44,478,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $41,283,000 Federal Home Loan Mortgage Corp., 4.88%, 11/15/13, market value $45,367,870)	44,478,000	44,478,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $45,199,000 Federal Home Loan Bank, 2.00%, 10/15/14, market value $45,368,496)	44,478,000	44,478,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $44,785,000 of various U.S. Treasury Bills, 0.88%–2.00%, 9/30/10–12/31/10, market value $45,367,643)	44,478,000	44,478,000

TOTAL REPURCHASE AGREEMENTS
(Cost $222,390,000)		222,390,000

TOTAL INVESTMENT SECURITIES
(Cost $222,390,000)—97.4%		222,390,000
Net other assets (liabilities)—2.6%		5,905,331

NET ASSETS—100.0%		$228,295,331

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$222,390,000	$222,390,000

Total Investment Securities	$222,390,000	$222,390,000

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$222,390,000

Repurchase agreements, at value	222,390,000

Total Investment Securities, at value	222,390,000
Cash	149
Receivable for capital shares issued	7,255,603
Receivable from Advisor	150,177
Prepaid expenses	941

Total Assets	229,796,870

Liabilities:
Payable for capital shares redeemed	1,072,196
Administration fees payable	7,136
Administrative services fees payable	52,216
Distribution fees payable	104,658
Trustee fees payable	558
Transfer agency fees payable	20,569
Fund accounting fees payable	14,274
Compliance services fees payable	3,380
Other accrued expenses	226,552

Total Liabilities	1,501,539

Net Assets	$228,295,331

Net Assets consist of:
Capital	$228,295,331

Net Assets	$228,295,331

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	228,295,331

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$258,365

Expenses:
Advisory fees	1,972,174
Management services fees	262,955
Administration fees	114,920
Transfer agency fees	177,796
Administrative services fees	312,351
Distribution fees	112,686
Custody fees	14,609
Fund accounting fees	238,191
Treasury Guarantee Program fees (See Note 8)	84,157
Trustee fees	5,569
Compliance services fees	2,417
Other fees	420,286

Total Gross Expenses before reductions	3,718,111
Less Expenses reduced by the Advisor	(3,550,225)

Total Net Expenses	167,886

Net Investment Income	90,479

Change in Net Assets Resulting from Operations	$90,479

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income	$90,479	$2,089,165

Change in net assets resulting from operations	90,479	2,089,165

Distributions to Shareholders From:
Net investment income	(90,479)	(2,089,165)

Change in net assets resulting from distributions	(90,479)	(2,089,165)

Capital Transactions:
Proceeds from shares issued	2,117,847,225	2,517,063,854
Dividends reinvested	90,479	2,089,165
Value of shares redeemed	(2,164,660,841)	(2,495,906,011)

Change in net assets resulting from capital transactions	(46,723,137)	23,247,008

Change in net assets	(46,723,137)	23,247,008
Net Assets:
Beginning of period	275,018,468	251,771,460

End of period	$228,295,331	$275,018,468

Share Transactions:
Issued	2,117,847,225	2,517,063,854
Reinvested	90,479	2,089,165
Redeemed	(2,164,660,841)	(2,495,906,011)

Change in shares	(46,723,137)	23,247,008

See accompanying notes to the financial statements.

PROFUNDS VP ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the		For the	For the	For the
	year ended		year ended		year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	0.008		0.037	0.036	0.018

Distributions to Shareholders From:
Net investment income	—	(a)	(0.008)		(0.037)	(0.036)	(0.018)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.03%		0.84%		3.77%	3.68%	1.80%

Ratios to Average Net Assets:
Gross expenses	1.41%		1.49%		1.37%	1.33%	1.34%
Net expenses	0.06%	(b)	0.99%	(b)	1.30%	1.29%	1.34%
Net investment income	0.03%		0.82%		3.67%	3.65%	1.91%

Supplemental Data:
Net assets, end of period (000’s)	$228,295		$275,018		$251,771	$152,750	$56,286

(a)	Amount is less than $0.0005.
(b)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

PROFUNDS VP

Notes to Financial Statements
December 31, 2009

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For the non-money market ProFunds VP, derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of December 31, 2009, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2009, there were no short sale transactions.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2009, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2009 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of December 31, 2009, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of December 31, 2009:

		Asset Derivatives		Liability Derivatives

Primary Risk Exposure	Fund	Statements of Assets and Liabilities Location	Total Fair Value*	Statements of Assets and Liabilities Location	Total Fair Value*

Equity Contracts	ProFund VP Bull	Variation margin on	$28,476	Variation margin on	$187,596
	ProFund VP Mid-Cap	futures contracts	319,096	futures contracts	74,884
	ProFund VP Small-Cap	and unrealized gain	–	and unrealized loss	53,346
	ProFund VP Dow 30	on swap agreements	1,523	on swap agreements	906
	ProFund VP NASDAQ-100		92,578		120,245
	ProFund VP Asia 30		–		–
	ProFund VP Europe 30		12,328		–
	ProFund VP International		34,650		61,588
	ProFund VP Emerging Markets		95,861		–
	ProFund VP Japan		740,853		–
	ProFund VP UltraBull		60,417		353,913
	ProFund VP UltraMid-Cap		274,810		608,229
	ProFund VP UltraSmall-Cap		52,085		417,270
	ProFund VP UltraNASDAQ-100		134,726		413,596
	ProFund VP Bear		309,189		–
	ProFund VP Short Mid-Cap		84,551		14,732
	ProFund VP Short Small-Cap		146,177		68,573
	ProFund VP Short Dow 30		2,254		1,868
	ProFund VP Short NASDAQ-100		103,473		66,204
	ProFund VP Short International		12,354		5,763
	ProFund VP Short Emerging		–		3,813
	Markets
	ProFund VP UltraShort Dow 30		28,370		–
	ProFund VP UltraShort		25,452		–
	NASDAQ-100
	ProFund VP Banks		–		330
	ProFund VP Biotechnology		–		300
	ProFund VP Oil & Gas		–		–
	ProFund VP Pharmaceuticals		–		990
	ProFund VP Precious Metals		–		2,664,123
	ProFund VP Semiconductor		–		270
	ProFund VP Telecommunications		–		1,140
Foreign Exchange	ProFund VP Falling U.S. Dollar	Unrealized appreciation	6,475	Variation margin on	13,431
Contracts		on forward currency		futures contracts
		contracts		and unrealized
				depreciation on
				forward currency
				contracts
Interest Rate	ProFund VP U.S.	Securities, at value**,	3,921	Variation margin on	424,464
Contracts	Government Plus	variation margin on		futures contracts
	ProFund VP Rising Rates	futures contracts	95,811	and unrealized loss	519,318
	Opportunity	and unrealized gain		on swap agreements
		on swap agreements

*

Total Fair Value is presented by Primary Risk Exposure. For swap agreements and forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The following is the effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2009:

Primary Risk Exposure	Fund	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Equity Contracts	ProFund VP Bull	Net realized gains (losses)	$3,976,560	$(437,528)
	ProFund VP Mid-Cap	on investment securities*,	944,870	153,049
	ProFund VP Small-Cap	futures contracts and	(39,959)	(102,917)
	ProFund VP Dow 30	swap agreements/change	(265,880)	(5,395)
	ProFund VP NASDAQ-100	in unrealized appreciation/	5,778,957	(90,860)
	ProFund VP Asia 30	depreciation on investments	81,239	–
	ProFund VP Europe 30		(2,081)	12,328
	ProFund VP International		2,134,467	(71,285)
	ProFund VP Emerging Markets		5,474,884	39,145
	ProFund VP Japan		190,104	285,682
	ProFund VP UltraBull		5,983,017	(1,307,026)
	ProFund VP UltraMid-Cap		5,862,222	(1,387,529)
	ProFund VP UltraSmall-Cap		6,382,121	(1,617,315)
	ProFund VP UltraNASDAQ-100		15,286,731	(504,370)
	ProFund VP Bear		(28,346,110)	2,227,299
	ProFund VP Short Mid-Cap		(3,805,066)	312,467
	ProFund VP Short Small-Cap		(10,397,721)	671,918
	ProFund VP Short Dow 30		55,192	2,680
	ProFund VP Short NASDAQ-100		(11,761,028)	676,698
	ProFund VP Short International		(1,885,591)	247,219
	ProFund VP Short Emerging Markets		(1,913,442)	151,797
	ProFund VP UltraShort Dow 30		(2,172,887)	46,834
	ProFund VP UltraShort NASDAQ-100		(4,306,999)	31,503
	ProFund VP Banks		(61,664)	270
	ProFund VP Biotechnology		(58,229)	1,050
	ProFund VP Oil & Gas		493,240	2,399
	ProFund VP Pharmaceuticals		33,133	(240)
	ProFund VP Precious Metals		30,955,736	(4,085,716)
	ProFund VP Semiconductor		(33,882)	(210)
	ProFund VP Telecommunications		262,053	510
Foreign Exchange Contracts	ProFund VP Falling U.S. Dollar	Net realized gains (losses)	38,724	44,180
		on futures contracts and
		forward currency contracts/
		change in net unrealized
		appreciation/depreciation
		on investments
Interest Rate Contracts	ProFund VP U.S. Government Plus	Net realized gains (losses)	(24,035,265)	1,190,705
		on investment securities*,
	ProFund VP Rising Rates Opportunity	futures contracts and	14,123,895	(1,019,323)
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*    For options purchased.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP Real Estate declares and pays dividends from net investment income quarterly. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the year ended December 31, 2009, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $657,391 for the year ended December 31, 2009.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $171,000 ($342,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the year ended December 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.35% of its average daily net assets.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Bull	$—	$—	$126,900	$58,005	$184,905
ProFund VP Mid-Cap	—	1,412	5,663	1,051	8,126
ProFund VP Small-Cap	—	—	1,788	21,570	23,358
ProFund VP Dow 30	—	—	1,729	—	1,729
ProFund VP NASDAQ-100	3,520	8,984	69,998	53,474	135,976
ProFund VP Large-Cap Value	—	44,503	97,951	40,191	182,645
ProFund VP Large-Cap Growth	—	14,945	93,898	37,001	145,844
ProFund VP Mid-Cap Value	31,406	38,929	69,613	33,707	173,655
ProFund VP Mid-Cap Growth	—	12,476	80,676	41,556	134,708
ProFund VP Small-Cap Value	4,722	64,946	82,762	51,221	203,651
ProFund VP Small-Cap Growth	—	26,807	79,401	53,212	159,420
ProFund VP Asia 30	—	—	106,690	30,209	136,899
ProFund VP Europe 30	—	—	36,510	44,684	81,194
ProFund VP International	—	2,301	1,626	—	3,927
ProFund VP Emerging Markets	—	2,688	801	3,750	7,239
ProFund VP Japan	5,380	—	15,335	8,004	28,719
ProFund VP UltraBull	—	2,335	64,013	9,261	75,609
ProFund VP UltraMid-Cap	—	14,268	49,741	20,594	84,603
ProFund VP UltraSmall-Cap	—	30,280	34,841	22,703	87,824
ProFund VP UltraNASDAQ-100	—	8,194	65,680	24,249	98,123
ProFund VP Bear	—	6,646	77,338	42,001	125,985
ProFund VP Short Mid-Cap	7,642	5,564	9,924	9,400	32,530
ProFund VP Short Small-Cap	—	—	22,389	26,838	49,227
ProFund VP Short Dow 30	2,703	2,232	5,476	303	10,714
ProFund VP Short NASDAQ-100	3,792	10,222	44,947	15,588	74,549
ProFund VP Short International	—	1,768	4,189	1,998	7,955
ProFund VP Short Emerging Markets	—	1,922	5,422	1,962	9,306
ProFund VP UltraShort Dow 30	2,114	1,169	5,453	—	8,736
ProFund VP UltraShort NASDAQ-100	1,986	1,931	4,280	1,896	10,093
ProFund VP Banks	11,566	27,891	30,479	13,963	83,899
ProFund VP Basic Materials	4,956	21,735	89,196	47,751	163,638
ProFund VP Biotechnology	4,773	10,636	31,225	7,870	54,504
ProFund VP Consumer Goods	16,859	30,496	28,975	14,800	91,130
ProFund VP Consumer Services	26,009	30,317	23,581	16,949	96,856
ProFund VP Financials	17,543	35,692	55,521	31,388	140,144
ProFund VP Health Care	—	21,944	51,152	12,394	85,490
ProFund VP Industrials	21,802	51,730	33,620	27,271	134,423
ProFund VP Internet	9,192	8,120	12,169	10,350	39,831
ProFund VP Oil & Gas	62,332	45,630	155,284	76,632	339,878
ProFund VP Pharmaceuticals	3,031	15,085	15,367	15,981	49,464
ProFund VP Precious Metals	—	22,547	107,185	115,486	245,218
ProFund VP Real Estate	13,490	37,770	32,854	15,616	99,730
ProFund VP Semiconductor	5,644	15,367	13,234	5,939	40,184
ProFund VP Technology	12,383	10,184	18,478	16,116	57,161
ProFund VP Telecommunications	9,953	25,680	28,034	7,842	71,509
ProFund VP Utilities	27,384	50,239	100,732	25,333	203,688
ProFund VP U.S. Government Plus	—	36,984	173,433	25,823	236,240
ProFund VP Rising Rates Opportunity	—	—	36,185	24,122	60,307
ProFund VP Falling U.S. Dollar	—	3,820	2,218	—	6,038
ProFund VP Money Market	—	110,014	491,368	177,180	778,562

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

During the year ended December 31, 2009, the Advisor voluntarily waived and reimbursed additional fees of $1,254,921 for ProFund VP Money Market. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time. In addition, during the period, the Advisor voluntarily contributed capital of $5,850 in the ProFund VP International in connection with an investment valuation adjustment. The impact to the net asset value and total return is disclosed in the ProFund VP International’s Financial Highlights.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market for the period from May 1, 2009 through April 30, 2010 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not cause the annual operating expenses to exceed the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

Expires
04/30/13

ProFund VP Money Market	$2,077,298

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

	Purchases	Sales

ProFund VP Bull	$85,142,454	$73,533,299
ProFund VP Small-Cap	10,933,577	12,127,464
ProFund VP NASDAQ-100	74,674,568	69,632,438
ProFund VP Large-Cap Value	67,399,084	76,178,864
ProFund VP Large-Cap Growth	86,380,587	75,267,080
ProFund VP Mid-Cap Value	96,893,274	85,707,945
ProFund VP Mid-Cap Growth	134,016,611	119,858,585
ProFund VP Small-Cap Value	80,220,963	79,223,236
ProFund VP Small-Cap Growth	105,667,516	98,310,351
ProFund VP Asia 30	189,367,067	159,028,759
ProFund VP Europe 30	86,300,961	64,568,506
ProFund VP Emerging Markets	7,065,850	430,658
ProFund VP UltraBull	97,004,419	117,797,546
ProFund VP UltraMid-Cap	38,789,557	36,019,500
ProFund VP UltraSmall-Cap	11,855,711	19,530,599
ProFund VP UltraNASDAQ-100	73,149,468	79,038,493
ProFund VP Banks	92,035,533	100,682,649
ProFund VP Basic Materials	107,921,803	76,632,339
ProFund VP Biotechnology	30,782,959	41,156,579
ProFund VP Consumer Goods	32,243,363	25,599,255
ProFund VP Consumer Services	14,753,096	14,107,513
ProFund VP Financials	61,541,030	61,142,654
ProFund VP Health Care	38,033,366	36,867,848
ProFund VP Industrials	42,141,905	37,062,829
ProFund VP Internet	32,782,381	24,829,888
ProFund VP Oil & Gas	96,847,483	80,727,471
ProFund VP Pharmaceuticals	67,520,709	65,569,790
ProFund VP Real Estate	55,492,916	51,825,927
ProFund VP Semiconductor	38,566,380	32,997,490
ProFund VP Technology	50,737,370	38,930,663
ProFund VP Telecommunications	48,336,401	48,812,703
ProFund VP Utilities	43,598,796	41,033,782

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

	Purchases	Sales

ProFund VP Precious Metals	$35,510,241	$—
ProFund VP U.S. Government Plus	163,921,334	176,755,232

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Total

ProFund VP Bull	$—	$—	$—	$—	$—	$9,247,517	$—	$9,247,517
ProFund VP Small-Cap	—	—	—	—	—	—	85,570	85,570
ProFund VP Dow 30	—	—	—	—	—	—	22,578	22,578
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	5,034,444	—	8,511,204
ProFund VP Large-Cap Value	—	—	—	—	—	4,655,898	3,158,651	7,814,549
ProFund VP Large-Cap Growth	—	—	—	—	—	9,201,903	502,193	9,704,096
ProFund VP Mid-Cap Value	—	—	—	—	—	7,217,314	898,759	8,116,073
ProFund VP Mid-Cap Growth	—	—	—	—	—	9,033,490	—	9,033,490
ProFund VP Small-Cap Value	—	—	—	—	—	8,197,734	3,907,712	12,105,446
ProFund VP Small-Cap Growth	—	—	—	—	—	—	2,173,042	2,173,042
ProFund VP Asia 30	—	—	—	—	—	—	660,774	660,774
ProFund VP Europe 30	—	—	—	—	—	—	3,481,257	3,481,257
ProFund VP Japan	—	—	—	1,757,204	5,078,522	7,199,827	—	14,035,553
ProFund VP UltraBull	—	—	—	—	3,416,970	16,765,306	—	20,182,276
ProFund VP UltraMid-Cap	—	—	—	—	—	21,494,654	—	21,494,654
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,322	13,748,864	—	25,549,522
ProFund VP UltraNASDAQ-100	—	—	—	1,818,345	2,653,266	56,857,789	—	61,329,400
ProFund VP Bear	—	8,145,654	3,069,606	7,512,896	4,644,270	—	27,795,299	51,167,725
ProFund VP Short Mid-Cap	—	—	—	197,273	395,809	—	3,791,924	4,385,006
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,942	—	10,167,878	13,603,967
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	—	11,760,242	50,866,220
ProFund VP Short International	—	—	—	—	—	—	1,848,830	1,848,830
ProFund VP Short Emerging Markets	—	—	—	—	—	21,234	1,913,442	1,934,676
ProFund VP UltraShort Dow 30	—	—	—	—	—	—	1,471,205	1,471,205
ProFund VP UltraShort NASDAQ-100	—	—	—	—	—	—	721,682	721,682
ProFund VP Banks	—	—	—	—	—	—	6,837,887	6,837,887
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,598	647,115	13,302,322
ProFund VP Biotechnology	—	—	—	1,478,851	—	1,895,782	3,158,653	6,533,286
ProFund VP Consumer Goods	—	—	—	—	—	1,896,408	1,239,150	3,135,558
ProFund VP Consumer Services	—	—	172,236	—	—	397,048	301,213	870,497
ProFund VP Financials	—	—	—	—	—	6,088,475	3,025,224	9,113,699
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	2,837,758	7,023,410
ProFund VP Industrials	—	—	—	—	—	2,734,785	2,898,569	5,633,354
ProFund VP Oil & Gas	—	—	—	—	—	—	1,504,513	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	—	1,085,194	3,852,304	8,461,490
ProFund VP Precious Metals	—	—	—	—	—	28,501,617	—	28,501,617
ProFund VP Real Estate	—	—	—	—	—	1,750,647	1,722,531	3,473,178
ProFund VP Semiconductor	—	—	—	1,003,398	446,964	555,458	—	2,005,820
ProFund VP Technology	—	—	—	635,501	—	2,121,701	—	2,757,202
ProFund VP Telecommunications	—	—	—	—	—	4,673,454	1,865,774	6,539,228
ProFund VP Utilities	—	—	—	—	—	671,740	1,350,225	2,021,965
ProFund VP U.S. Government Plus	—	—	—	—	—	—	20,818,539	20,818,539
ProFund VP Rising Rates Opportunity	—	8,365,460	22,965,205	—	5,366,257	27,138,193	—	63,835,115
ProFund VP Falling U.S. Dollar	—	—	—	—	—	2,002,567	—	2,002,567

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

As of the tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires 12/31/10	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Total

ProFund VP Mid-Cap	$—	$—	$—	$—	$—	$61,060	$1,183,166	$—	$1,244,226
ProFund VP Small-Cap	—	—	—	—	—	—	—	425,053	425,053
ProFund VP Dow 30	—	—	—	—	—	—	48,471	6,924	55,395
ProFund VP NASDAQ-100	4,633,599	1,424,903	6,628,365	—	—	—	—	—	12,686,867
ProFund VP Mid-Cap Value	—	960,030	1,618,391	—	—	—	—	—	2,578,421
ProFund VP Europe 30	6,933,404	3,450,241	3,425,937	—	—	—	—	—	13,809,582
ProFund VP Japan	67,341	92,208	—	—	—	—	—	—	159,549
ProFund VP UltraBull	5,997,980	1,935,011	195,963	2,083,596	—	—	—	—	10,212,550
ProFund VP UltraMid-Cap	309,480	—	—	—	—	—	—	—	309,480
ProFund VP UltraSmall-Cap	5,012,717	—	—	—	—	—	—	—	5,012,717
ProFund VP UltraNASDAQ-100	2,051,333	2,051,333	2,051,333	2,051,333	—	—	—	—	8,205,332
ProFund VP Short Small-Cap	—	369	—	—	—	—	—	—	369
ProFund VP Short NASDAQ-100	—	1,426,502	—	—	—	—	—	—	1,426,502
ProFund VP Short Emerging Markets	—	—	—	—	—	56,890	34,458	—	91,348
ProFund VP UltraShort Dow 30	—	—	—	—	—	—	—	50,713	50,713
ProFund VP UltraShort NASDAQ-100	—	—	—	—	8,626	—	22,602	4,461	35,689
ProFund VP Banks	405,487	293,933	233,140	—	—	—	—	—	932,560
ProFund VP Basic Materials	376,680	125,560	—	—	—	—	—	—	502,240
ProFund VP Biotechnology	8,116,041	1,350,907	—	—	—	—	—	—	9,466,948
ProFund VP Consumer Goods	452,328	150,776	—	—	—	—	—	—	603,104
ProFund VP Consumer Services	701,646	24,850	—	—	—	—	—	—	726,496
ProFund VP Financials	578,912	945,462	—	—	—	—	—	—	1,524,374
ProFund VP Health Care	1,584,064	680,216	—	—	—	—	—	—	2,264,280
ProFund VP Industrials	—	82,177	—	—	—	—	—	—	82,177
ProFund VP Oil & Gas	1,712,692	506,983	—	506,983	—	—	—	—	2,726,658
ProFund VP Pharmaceuticals	—	354,345	—	—	—	—	—	—	354,345
ProFund VP Precious Metals	794,536	764,478	—	—	—	—	—	—	1,559,014
ProFund VP Real Estate	1,848,522	616,174	—	—	—	—	—	—	2,464,696

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

	Expires 12/31/10	Expires 12/31/11	Expires 12/31/12	Expires 12/31/13	Expires 12/31/14	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Total

ProFund VP Semiconductor	$566,811	$220,307	$1,102,941	$—	$—	$—	$—	—	$1,890,059
ProFund VP Technology	2,609,011	186,109	3,182,798	1,074,176	—	—	—	—	7,052,094
ProFund VP Telecommunications	1,144,572	381,524	—	—	—	—	—	—	1,526,096
ProFund VP Utilities	2,194,179	731,393	226,080	—	—	—	—	—	3,151,652

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:

	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return of Capital	Total Distributions Paid

ProFund VP Bull	$686,731	$—	$686,731	$—	$686,731
ProFund VP Dow 30	12,740	—	12,740	—	12,740
ProFund VP Large-Cap Value	728,606	—	728,606	—	728,606
ProFund VP Mid-Cap Value	285,580	—	285,580	—	285,580
ProFund VP Small-Cap Value	81,880	—	81,880	—	81,880
ProFund VP Small-Cap Growth	—	1,017,559	1,017,559	—	1,017,559
ProFund VP Asia 30	869,798	11,623,305	12,493,103	—	12,493,103
ProFund VP Europe 30	1,427,460	—	1,427,460	—	1,427,460
ProFund VP International	2,274	—	2,274	—	2,274
ProFund VP Emerging Markets	20,311	—	20,311	—	20,311
ProFund VP Japan	65,646	—	65,646	—	65,646
ProFund VP UltraBull	225,919	—	225,919	—	225,919
ProFund VP UltraMid-Cap	12,162	—	12,162	—	12,162
ProFund VP UltraSmall-Cap	17,817	—	17,817	—	17,817
ProFund VP Bear	155,174	—	155,174	—	155,174
ProFund VP Short Mid-Cap	49,307	—	49,307	—	49,307
ProFund VP Short Small-Cap	120,502	—	120,502	—	120,502
ProFund VP Short Dow 30	433,929	752,710	1,186,639	3,230	1,189,869
ProFund VP Short NASDAQ-100	112,025	—	112,025	—	112,025
ProFund VP Short International	368,411	—	368,411	—	368,411
ProFund VP UltraShort Dow 30	996,459	24,168	1,020,627	—	1,020,627
ProFund VP UltraShort NASDAQ-100	3,579	—	3,579	—	3,579
ProFund VP Banks	472,912	—	472,912	—	472,912
ProFund VP Basic Materials	266,272	—	266,272	—	266,272
ProFund VP Consumer Goods	88,513	—	88,513	—	88,513
ProFund VP Financials	487,543	—	487,543	—	487,543
ProFund VP Health Care	110,530	—	110,530	—	110,530
ProFund VP Industrials	64,535	—	64,535	—	64,535
ProFund VP Oil & Gas	—	9,120,883	9,120,883	—	9,120,883
ProFund VP Pharmaceuticals	226,653	—	226,653	—	226,653
ProFund VP Precious Metals	974,226	—	974,226	—	974,226
ProFund VP Real Estate	477,686	—	477,686	—	477,686
ProFund VP Telecommunications	423,510	—	423,510	—	423,510
ProFund VP Utilities	1,254,992	—	1,254,992	—	1,254,992
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Rising Rates Opportunity	291,473	—	291,473	—	291,473
ProFund VP Falling U.S. Dollar	58,271	—	58,271	—	58,271
ProFund VP Money Market	90,479	—	90,479	—	90,479

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008, were as follows:

	Ordinary Income	Net Long-Term Gains	Total Distributions Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Mid-Cap	8,867	—	8,867
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Dow 30	355,217	141,000	496,217
ProFund VP Large-Cap Value	2,268,224	5,323,273	7,591,497
ProFund VP Large-Cap Growth	922,666	92,786	1,015,452
ProFund VP Mid-Cap Value	1,713,347	6,098,996	7,812,343
ProFund VP Mid-Cap Growth	4,005,225	3,200,399	7,205,624
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Small-Cap Growth	—	633,201	633,201
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP International	18,878	—	18,878
ProFund VP Emerging Markets	56,841	—	56,841
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraBull	570,814	—	570,814
ProFund VP UltraMid-Cap	399,998	—	399,998
ProFund VP UltraSmall-Cap	261,358	—	261,358
ProFund VP Bear	1,380,886	—	1,380,886
ProFund VP Short Mid-Cap	178,696	—	178,696
ProFund VP Short Small-Cap	1,095,474	—	1,095,474
ProFund VP Short Dow 30	10,937	—	10,937
ProFund VP Short NASDAQ-100	1,032,789	—	1,032,789
ProFund VP Short International	1,891	—	1,891
ProFund VP Short Emerging Markets	1,800	—	1,800
ProFund VP UltraShort Dow 30	239,906	—	239,906
ProFund VP UltraShort NASDAQ-100	7,203	—	7,203
ProFund VP Banks	226,667	—	226,667
ProFund VP Basic Materials	252,811	—	252,811
ProFund VP Consumer Goods	246,474	255,753	502,227
ProFund VP Financials	353,453	—	353,453
ProFund VP Health Care	130,707	—	130,707
ProFund VP Industrials	236,725	248,813	485,538
ProFund VP Internet	—	688,449	688,449
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205
ProFund VP Pharmaceuticals	240,807	—	240,807
ProFund VP Precious Metals	13,399,391	—	13,399,391
ProFund VP Real Estate	—	272,684	272,684
ProFund VP Telecommunications	2,814,578	2,955,811	5,770,389
ProFund VP Utilities	1,582,797	1,576,054	3,158,851
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751
ProFund VP Falling U.S. Dollar	6,941	3,588	10,529
ProFund VP Money Market	2,089,165	—	2,089,165

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

As of the tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)

ProFund VP Bull	$135,672	$—	$—	$(9,247,517)	$11,193,913	$2,082,068
ProFund VP Mid-Cap	575,549	357,615	—	(1,244,226)	(74,884)	(385,946)
ProFund VP Small-Cap	—	—	—	(510,623)	19,215	(491,408)
ProFund VP Dow 30	—	—	—	(77,973)	(906)	(78,879)
ProFund VP NASDAQ-100	—	—	—	(21,198,071)	11,698,785	(9,499,286)
ProFund VP Large-Cap Value	379,799	—	—	(7,814,549)	(5,335,784)	(12,770,534)
ProFund VP Large-Cap Growth	25,501	—	—	(9,704,096)	5,257,823	(4,420,772)
ProFund VP Mid-Cap Value	182,331	—	—	(10,694,494)	(1,568,001)	(12,080,164)
ProFund VP Mid-Cap Growth	—	—	—	(9,033,490)	3,857,134	(5,176,356)
ProFund VP Small-Cap Value	52,497	—	—	(12,105,446)	(2,530,945)	(14,583,894)
ProFund VP Small-Cap Growth	—	—	—	(2,173,042)	2,498,966	325,924
ProFund VP Asia 30	72,405	—	—	(660,774)	28,245,230	27,656,861
ProFund VP Europe 30	652,355	—	—	(17,290,839)	4,541,018	(12,097,466)
ProFund VP International	—	672,301	—	—	(61,588)	610,713
ProFund VP Emerging Markets	709,168	—	—	—	551,198	1,260,366
ProFund VP Japan	—	—	—	(14,195,102)	—	(14,195,102)
ProFund VP UltraBull	—	—	—	(30,394,826)	743,526	(29,651,300)
ProFund VP UltraMid-Cap	—	—	—	(21,804,134)	1,331,945	(20,472,189)
ProFund VP UltraSmall-Cap	—	—	—	(30,562,239)	1,089,986	(29,472,253)
ProFund VP UltraNASDAQ-100	—	—	—	(69,534,732)	2,837,397	(66,697,335)
ProFund VP Bear	—	—	—	(51,167,725)	295,483	(50,872,242)
ProFund VP Short Mid-Cap	—	—	—	(4,385,006)	84,551	(4,300,455)
ProFund VP Short Small-Cap	—	—	—	(13,604,336)	146,177	(13,458,159)
ProFund VP Short Dow 30	—	—	—	—	386	386
ProFund VP Short NASDAQ-100	—	—	—	(52,292,722)	103,473	(52,189,249)
ProFund VP Short International	—	—	—	(1,848,830)	12,354	(1,836,476)
ProFund VP Short Emerging Markets	—	—	—	(2,026,024)	(3,813)	(2,029,837)
ProFund VP UltraShort Dow 30	—	—	—	(1,521,918)	25,944	(1,495,974)
ProFund VP UltraShort NASDAQ-100	—	—	—	(757,371)	25,452	(731,919)
ProFund VP Banks	6,965	—	—	(7,770,447)	(8,473,307)	(16,236,789)
ProFund VP Basic Materials	336,513	—	—	(13,804,562)	921,827	(12,546,222)
ProFund VP Biotechnology	—	—	—	(16,000,234)	1,383,349	(14,616,885)
ProFund VP Consumer Goods	155,850	—	—	(3,738,662)	1,303,640	(2,279,172)
ProFund VP Consumer Services	—	—	—	(1,596,993)	434,914	(1,162,079)
ProFund VP Financials	88,722	—	—	(10,638,073)	(4,317,073)	(14,866,424)
ProFund VP Health Care	89,402	—	—	(9,287,690)	3,242,264	(5,956,024)
ProFund VP Industrials	57,189	—	—	(5,715,531)	679,828	(4,978,514)
ProFund VP Internet	239,836	83,822	—	—	3,432,072	3,755,730
ProFund VP Oil & Gas	304,297	—	—	(4,231,171)	26,019,823	22,092,949
ProFund VP Pharmaceuticals	399,470	—	—	(8,815,835)	(388,797)	(8,805,162)
ProFund VP Precious Metals	—	—	—	(30,060,631)	(2,665,631)	(32,726,262)
ProFund VP Real Estate	338,307	—	—	(5,937,874)	2,097,677	(3,501,890)
ProFund VP Semiconductor	33,437	—	—	(3,895,879)	847,205	(3,015,237)
ProFund VP Technology	—	—	—	(9,809,296)	5,096,628	(4,712,668)
ProFund VP Telecommunications	452,783	—	—	(8,065,324)	(385,244)	(7,997,785)
ProFund VP Utilities	856,502	—	—	(5,173,617)	5,658,113	1,340,998
ProFund VP U.S. Government Plus	—	—	—	(20,818,539)	(1,693,590)	(22,512,129)
ProFund VP Rising Rates Opportunity	—	—	—	(63,835,115)	(519,318)	(64,354,433)
ProFund VP Falling U.S. Dollar	—	—	—	(2,002,567)	—	(2,002,567)
ProFund VP Money Market	—	—	—	—	—	—

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

At December 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ProFund VP Bull	$95,554,563	$26,953,885	$(15,572,376)	$11,381,509
ProFund VP Mid-Cap	11,320,000	—	—	—
ProFund VP Small-Cap	4,456,238	97,394	(24,833)	72,561
ProFund VP Dow 30	168,000	—	—	—
ProFund VP NASDAQ-100	41,862,151	18,894,825	(7,075,795)	11,819,030
ProFund VP Large-Cap Value	34,941,059	6,537,602	(11,873,386)	(5,335,784)
ProFund VP Large-Cap Growth	38,987,161	11,587,173	(6,329,350)	5,257,823
ProFund VP Mid-Cap Value	35,859,753	6,327,078	(7,895,079)	(1,568,001)
ProFund VP Mid-Cap Growth	40,938,842	10,927,502	(7,070,368)	3,857,134
ProFund VP Small-Cap Value	23,805,464	5,587,445	(8,118,390)	(2,530,945)
ProFund VP Small-Cap Growth	37,753,330	10,058,030	(7,559,064)	2,498,966
ProFund VP Asia 30	89,260,481	47,032,302	(18,787,072)	28,245,230
ProFund VP Europe 30	57,745,727	16,138,590	(11,597,572)	4,541,018
ProFund VP International	12,357,000	—	—	—
ProFund VP Emerging Markets	34,358,925	526,055	(70,718)	455,337
ProFund VP Japan	12,274,000	—	—	—
ProFund VP UltraBull	25,507,501	3,205,270	(2,107,831)	1,097,439
ProFund VP UltraMid-Cap	29,972,068	4,680,627	(2,740,453)	1,940,174
ProFund VP UltraSmall-Cap	20,900,977	1,812,754	(305,498)	1,507,256
ProFund VP UltraNASDAQ-100	28,825,922	6,275,843	(3,024,850)	3,250,993
ProFund VP Bear	44,239,000	—	—	—
ProFund VP Short Mid-Cap	5,480,000	—	—	—
ProFund VP Short Small-Cap	14,614,000	—	—	—
ProFund VP Short Dow 30	213,000	—	—	—
ProFund VP Short NASDAQ-100	12,063,000	—	—	—
ProFund VP Short International	2,134,000	—	—	—
ProFund VP Short Emerging Markets	1,084,000	—	—	—
ProFund VP UltraShort Dow 30	1,249,000	—	—	—
ProFund VP UltraShort NASDAQ-100	1,225,000	—	—	—
ProFund VP Banks	14,382,363	2,649,606	(11,122,583)	(8,472,977)
ProFund VP Basic Materials	71,192,510	22,141,520	(21,219,693)	921,827
ProFund VP Biotechnology	5,729,077	3,391,196	(2,007,547)	1,383,649
ProFund VP Consumer Goods	15,524,651	3,202,224	(1,898,584)	1,303,640
ProFund VP Consumer Services	6,027,449	1,192,875	(757,961)	434,914
ProFund VP Financials	31,765,245	10,762,965	(15,080,038)	(4,317,073)
ProFund VP Health Care	25,100,212	7,881,395	(4,639,131)	3,242,264
ProFund VP Industrials	14,068,384	2,981,849	(2,302,021)	679,828
ProFund VP Internet	11,439,956	4,812,123	(1,380,051)	3,432,072
ProFund VP Oil & Gas	55,643,800	38,086,952	(12,067,129)	26,019,823
ProFund VP Pharmaceuticals	10,275,876	1,781,027	(2,168,834)	(387,807)
ProFund VP Precious Metals	134,755,375	—	(1,508)	(1,508)
ProFund VP Real Estate	16,465,144	6,607,666	(4,509,989)	2,097,677
ProFund VP Semiconductor	7,819,411	1,710,026	(862,551)	847,475
ProFund VP Technology	21,135,575	9,649,252	(4,552,624)	5,096,628
ProFund VP Telecommunications	8,426,165	1,387,346	(1,771,450)	(384,104)
ProFund VP Utilities	32,851,481	10,748,378	(5,090,265)	5,658,113
ProFund VP U.S. Government Plus	43,109,313	29,867	(1,342,930)	(1,313,063)
ProFund VP Rising Rates Opportunity	55,177,692	—	—	—
ProFund VP Falling U.S. Dollar	2,018,000	—	—	—
ProFund VP Money Market	222,390,000	—	—	—

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

7.	Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds VP transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions was delayed due to Lehman’s bankruptcy proceedings.

There were no, and continue to be no, outstanding balances due from Lehman to the VP ProFunds. The outstanding swap agreement balances due to Lehman as of December 31, 2009 are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statement of Assets and Liabilities.

As of December 31, 2009, the ProFunds’ VP custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund VP’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ VP Schedule of Portfolio Investments.

On January 13, 2010, certain of the balances due to Lehman were paid by the respective ProFund VP and related collateral was relieved.

8.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The ProFund VP Money Market participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) which expired on September 18, 2009. Amounts expensed during the year ended December 31, 2009 are reflected in the Statement of Operations as “Treasury Guarantee Program fees”.

PROFUNDS VP

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the following fifty funds included in the ProFunds Trust:

ProFund VP Bull	ProFund VP UltraMid-Cap	ProFund VP Financials
ProFund VP Mid-Cap	ProFund VP UltraSmall-Cap	ProFund VP Health Care
ProFund VP Small-Cap	ProFund VP UltraNASDAQ-100	ProFund VP Industrials
ProFund VP Dow 30	ProFund VP Bear	ProFund VP Internet
ProFund VP NASDAQ-100	ProFund VP Short Mid-Cap	ProFund VP Oil & Gas
ProFund VP Large-Cap Value	ProFund VP Short Small-Cap	ProFund VP Pharmaceuticals
ProFund VP Large-Cap Growth	ProFund VP Short Dow 30	ProFund VP Precious Metals
ProFund VP Mid-Cap Value	ProFund VP Short NASDAQ-100	ProFund VP Real Estate
ProFund VP Mid-Cap Growth	ProFund VP Short International	ProFund VP Semiconductor
ProFund VP Small-Cap Value	ProFund VP Short Emerging Markets	ProFund VP Technology
ProFund VP Small-Cap Growth	ProFund VP UltraShort Dow 30	ProFund VP Telecommunications
ProFund VP Asia 30	ProFund VP UltraShort NASDAQ-100	ProFund VP Utilities
ProFund VP Europe 30	ProFund VP Banks	ProFund VP U.S. Government Plus
ProFund VP International	ProFund VP Basic Materials	ProFund VP Rising Rates Opportunity
ProFund VP Emerging Markets	ProFund VP Biotechnology	ProFund VP Falling U.S. Dollar
ProFund VP Japan	ProFund VP Consumer Goods	ProFund VP Money Market
ProFund VP UltraBull	ProFund VP Consumer Services

(hereafter collectively referred to as the “Funds”) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2010

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction for the following Funds:

Dividends Received Deduction

ProFund VP Bull	100.00%
ProFund VP Large-Cap Value	100.00%
ProFund VP Mid-Cap Value	100.00%
ProFund VP Small-Cap Value	100.00%
ProFund VP Europe 30	15.90%
ProFund VP UltraBull	100.00%
ProFund VP UltraMid-Cap	100.00%
ProFund VP UltraSmall-Cap	100.00%
ProFund VP Banks	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Consumer Goods	100.00%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%
ProFund VP Industrials	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2009, the amount of long-term capital gain designated by the Funds were as follows:

Long-Term Capital Gain

ProFund VP Small-Cap Growth	$1,017,558
ProFund VP Asia 30	11,623,305
ProFund VP Short Dow 30	752,710
ProFund VP UltraShort Dow 30	24,167
ProFund VP Oil & Gas	9,120,883
ProFund VP U.S. Government Plus	704,434

For the fiscal year ended December 31, 2009, the amount of short-term capital gain designated by the Funds were as follows:

Short-Term Capital Gain

ProFund VP Short Dow 30	$433,929
ProFund VP Short International	368,539
ProFund VP UltraShort Dow 30	992,341
ProFund VP Banks	10,821
ProFund VP U.S. Government Plus	23,543,002

PROFUNDS VP

Board Approval of Investment Advisory Agreement
December 31, 2009
(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to its deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

PROFUNDS VP

Board Approval of Investment Advisory Agreement (continued)
December 31, 2009
(unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2009.The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2009 and held for the entire period from July 1, 2009 through December 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Expense Ratio During Period 7/1/09 - 12/31/09

ProFund VP Bull	$1,000.00	$1,218.30	$9.39	1.68%
ProFund VP Mid-Cap	1,000.00	1,245.50	9.51	1.68%
ProFund VP Small-Cap	1,000.00	1,243.90	9.50	1.68%
ProFund VP Dow 30	1,000.00	1,238.20	9.25	1.64%
ProFund VP NASDAQ-100	1,000.00	1,251.30	9.53	1.68%
ProFund VP Large-Cap Value	1,000.00	1,219.70	9.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,215.50	9.38	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,266.30	9.60	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,239.10	9.48	1.68%
ProFund VP Small-Cap Value	1,000.00	1,241.30	9.49	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,227.90	9.43	1.68%
ProFund VP Asia 30	1,000.00	1,200.60	9.37	1.69%
ProFund VP Europe 30	1,000.00	1,235.20	9.47	1.68%
ProFund VP International	1,000.00	1,207.90	9.35	1.68%
ProFund VP Emerging Markets	1,000.00	1,282.00	9.66	1.68%
ProFund VP Japan	1,000.00	1,046.80	8.67	1.68%
ProFund VP UltraBull	1,000.00	1,459.40	10.41	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,547.50	10.79	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,498.20	10.58	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,558.60	10.83	1.68%
ProFund VP Bear	1,000.00	797.00	7.61	1.68%
ProFund VP Short Mid-Cap	1,000.00	765.60	7.48	1.68%
ProFund VP Short Small-Cap	1,000.00	779.20	7.53	1.68%
ProFund VP Short Dow 30	1,000.00	776.30	7.52	1.68%
ProFund VP Short NASDAQ-100	1,000.00	772.40	7.51	1.68%
ProFund VP Short International	1,000.00	794.90	7.60	1.68%
ProFund VP Short Emerging Markets	1,000.00	736.00	7.35	1.68%
ProFund VP UltraShort Dow 30	1,000.00	609.20	6.73	1.66%
ProFund VP UltraShort NASDAQ-100	1,000.00	619.40	6.90	1.69%
ProFund VP Banks	1,000.00	1,152.80	9.12	1.68%
ProFund VP Basic Materials	1,000.00	1,380.40	10.08	1.68%
ProFund VP Biotechnology	1,000.00	1,045.10	8.66	1.68%
ProFund VP Consumer Goods	1,000.00	1,197.70	9.31	1.68%
ProFund VP Consumer Services	1,000.00	1,251.50	9.53	1.68%
ProFund VP Financials	1,000.00	1,215.40	9.38	1.68%
ProFund VP Health Care	1,000.00	1,181.10	9.24	1.68%
ProFund VP Industrials	1,000.00	1,273.10	9.63	1.68%
ProFund VP Internet	1,000.00	1,334.30	9.88	1.68%
ProFund VP Oil & Gas	1,000.00	1,150.90	9.11	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,204.80	9.34	1.68%
ProFund VP Precious Metals	1,000.00	1,199.80	9.32	1.68%
ProFund VP Real Estate	1,000.00	1,435.00	10.31	1.68%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Expense Ratio During Period 7/1/09 - 12/31/09

ProFund VP Semiconductor	$1,000.00	$1,311.40	$9.79	1.68%
ProFund VP Technology	1,000.00	1,287.30	9.69	1.68%
ProFund VP Telecommunications	1,000.00	1,119.60	8.98	1.68%
ProFund VP Utilities	1,000.00	1,131.90	9.03	1.68%
ProFund VP U.S. Government Plus	1,000.00	951.70	6.79	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,004.80	8.49	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,023.30	7.55	1.48%
ProFund VP Money Market	1,000.00	1,000.10	0.20	0.04%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Expense Ratio During Period 7/1/09 - 12/31/09

ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Dow 30	1,000.00	1,016.94	8.34	1.64%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.69	8.59	1.69%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraBull	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.84	8.44	1.66%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.69	8.59	1.69%
ProFund VP Banks	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Goods	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Industrials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Internet	1,000.00	1,016.74	8.54	1.68%

PROFUNDS VP

Expense Examples (continued) (unaudited)

	Beginning Account Value 7/1/09	Ending Account Value 12/31/09	Expenses Paid During Period* 7/1/09 - 12/31/09	Expense Ratio During Period 7/1/09 - 12/31/09

ProFund VP Oil & Gas	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Real Estate	1,000.00	1,016.74	8.54	1.68%
ProFund VP Semiconductor	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,017.74	7.53	1.48%
ProFund VP Money Market	1,000.00	1,025.00	0.20	0.04%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

PROFUNDS VP

Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		to present	Managing Director (May 2007	Trust (3);
Suite 1000			to present); Directorship	ProShares
Bethesda, MD 20814			Search Group, Inc. (Executive	Trust (78)
Birth Date: 7/57			Recruitment): President
(May 2004 to May 2007).

Michael C. Wachs	Trustee	Indefinite;	Spring Mill Capital	ProFunds (112);	AMC
c/o ProFunds		October 1997	Management, LLC	Access One	Delancey
7501 Wisconsin Avenue,		to present	(Commercial Real Estate	Trust (3);	Group, Inc.
Suite 1000			Investment): Principal	ProShares
Bethesda, MD 20814			(August 2009 to Present);	Trust (78)
Birth Date: 10/61			AMC Delancey Group, Inc.
(Real Estate Development):
Executive Vice President
(January 2001 to August 2009).
Interested Trustee
Michael L. Sapir**	Trustee and	Indefinite;	Chief Executive Officer	ProFunds (112);	None
7501 Wisconsin Avenue,	Chairman	April 1997	of the Advisor (April 1997	Access One
Suite 1000	of the Board	to present	to present); ProShare	Trust (3);
Bethesda, MD 20814			Advisors LLC (November 2005	ProShares
Birth Date: 5/58			to present); ProShare	Trust (78)
Capital Management LLC
(June 2008 to present).

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to present);
Birth Date: 8/62			ProShare Capital Management
LLC (June 2008 to present).

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief Compliance
7501 Wisconsin Avenue,	Officer	September 2004 to present	Officer of the Advisor
Suite 1000			(October 2002 to present);
Bethesda, MD 20814			Counsel and Chief Compliance
Birth Date: 10/58			Officer of ProShare Advisors
LLC (December 2004 to
present); Chief Compliance Officer
of the Distributor (March 2008
to April 2009).

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy R. Doberman	Chief Legal Officer	Indefinite;	General Counsel of the Advisor
7501 Wisconsin Avenue,	and Secretary	June 2009 to present	and ProShare Capital
Suite 1000			Management LLC (April 2009 to
Bethesda, MD 20814			present); Managing Director
Birth Date: 3/62			Morgan Stanley Investment
Management (July 2004 to
April 2009).
Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of Regulatory
100 Summer Street,		December 2008 to present	Administration, Citi Fund
Boston, MA 02110			Services Ohio, Inc.
Birth Date: 9/70			(September 2008 to present);
Senior Counsel, MetLife, Inc.
(October 2004 to
September 2008).
Christopher E. Sabato	Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		September 2009 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc., since 2006
Birth Date: 12/68			and had been employed by Citi
Fund Services Ohio, Inc. in
various other roles since 1993.
Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		March 2006 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc.
Birth Date: 11/63			(September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

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P.O. Box 182800 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/09

CLASSIC PROFUNDS VP Bull Small-Cap Europe 30 NON-EQUITY PROFUND VP Rising Rates Opportunity
DECEMBER 31, 2009
Annual Report

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements
1	ProFund VP Bull
11	ProFund VP Small-Cap
24	ProFund VP Europe 30
30	ProFund VP Rising Rates Opportunity

36	Notes to Financial Statements

46	Report of Independent Registered Public Accounting Firm

47	Additional Tax Information

48	Board Approval of Investment Advisory Agreements

50	Expense Examples

51	Trustees and Officers

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2009.

Stocks finished strong after weak start

This year produced strong returns in most asset classes, but only after the dramatic decline in U.S. stock prices reversed direction in March 2009. Large-cap and mid-cap stocks rose 26.47% and 37.37%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 27.16%1. At the same time, stock market volatility declined during the period, as measured by the CBOE VIX, a well-known volatility index, reaching lows during the fourth quarter not seen since the deepening of the financial crisis in late August 2008. The VIX ended the year at 21.68, near the low for the year.

Most U.S. sectors rose during the period, but performance varied widely. Leading sectors included internet, semiconductors, basic materials and technology sectors, all rising over 60%. Financials, telecommunications, oil and gas and pharmaceuticals rose as well, but less than the overall market. Biotech and utilities also showed smaller gains.

International stocks rose for the year. Developed markets outside the U.S. and Canada rose 31.78%, as measured by the MSCI EAFE® Index. Emerging markets gained as well, rising 65.16%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar decline

U.S. Bonds declined in price during the period, with the Long Bond declining 25.33% and the 10-year Treasury declining 10.18%, as measured by the Ryan Labs 30- and 10- Year Bond Indexes. The dollar declined 4.00% during the year against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

1All investment performance index figures above reflect total return performance. You may not invest directly in an index.
i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2009:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Market Conditions Affecting Benchmark and Fund Performance – All ProFunds VP

General Factors Affecting Benchmark and Fund Performance:

Fifty (50) ProFunds VP were in existence for the entire period covered by this annual report. Below we review general economic factors and market events, as well as index performance, for the entire year of 2009.

Economy:

The economic environment continued to deteriorate at the onset of 2009. However, according to gross domestic product (GDP) data, the severe recession endured by the U.S. ended sometime during the second or third quarter when key components such as housing, retail sales, exports, and factory shipments stabilized. Overall, real GDP was down –2.4% in 2009.

The unemployment rate increased steadily throughout the year to 10% in December. Over the past twelve months the Consumer Price Index for All Urban Consumers rose 2.7%. The larger increase this year was primarily due to the energy index component, which rose 18.2% after falling 21.3% in 2008. Single family home sales rose 5%, helped by government support, but the single-family home median price was down 11.9% from 2008. Distressed homes accounted for 36% of total sales last year.

The Federal Reserve implemented a number of emergency lending programs designed to support the liquidity of financial institutions and foster improved conditions in financial markets. The U.S. Government sold a record $2.1 trillion of debt to help fund stimulus programs and bailouts. The Federal Open Market Committee maintained the target range for the federal funds rate at 0.00% to 0.25% throughout the year. The Treasury took several key steps during the second quarter to assist the domestic automotive industry in becoming financially viable, but both Chrysler and General Motors filed for bankruptcy protection.

The Troubled Asset Relief Program (TARP), put in place in 2008 to address the subprime mortgage crisis, saw the first repayments at the end of the first quarter 2009. Throughout the rest of the year major banking organizations raised substantial amounts of new common equity in public markets and took other steps to improve their capital bases and this allowed them to repay TARP loans. On a cumulative basis, financial institutions repaid during the year about $162 billion of capital.

Credit markets benefited from Government intervention. High yield, corporate bonds, and junk bonds surged in 2009 as investors looked toward riskier assets. U.S. Treasuries, however, sagged due to the reversal of the “flight to quality” that occurred in 2008. The most recently issued 30-year U.S. Treasury Bond fell 25.33% in 2009, as measured by the Ryan Labs 30 Year Treasury Index.

Precious metals delivered a strong performance during the period. Gold was up 25.04%, its ninth year of positive performance. The U.S. Dollar extended losses, weakening –2.49% against the Euro, –9.70% and against the Pound, and –13.59% against the Canadian Dollar. It strengthened 2.63% against the Japanese Yen.

Index Performance2:

For the one year period ending December 31, 2009, the U.S. equity market posted positive returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was up +26.47% for the period. The S&P MidCap 400 Index was up +37.37%, the Dow Jones Industrial Average increased +22.70%, the Russell 2000 Index increased +27.16%, and the NASDAQ-100 Index was up +54.63% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Banks had a negative performance in 2009, posting a return of –1.02%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Internet (+80.28%), Semiconductors (+66.98%), Basic Materials (+65.51%), and Technology (+64.48%). Sectors substantially underperforming the broad market were Banks (–1.02%), Biotechnology (+5.13%), Telecommunications (+9.86%), and Utilities (+12.58%). The remaining sectors posted less dramatic returns. Outperforming the S&P 500 Index were Precious Metals (+37.58%), Consumer Services (+33.68%), and Real Estate (+30.81%). Underperforming the S&P 500 Index were Financials (+17.11%), Oil & Gas (+17.26%), Pharmaceuticals (+19.09%), Health Care (+21.71%), Consumer Goods (+23.86%) and Industrials (+26.07%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value throughout the capitalization spectrum: Small-Cap Growth +28.34% versus Small-Cap Value +22.85%; Mid-Cap Growth +41.22% versus Mid-Cap Value +33.75%; and Large-Cap Growth +31.58% versus Large-Cap Value +21.19%.

International equity markets posted positive returns generally outperformed the broad U.S. market indexes. In Asia, Japan’s Nikkei 225 Stock Average was up +18.37% in U.S. Dollar terms (+21.05% in yen terms). The ProFunds Asia 30 Index increased +55.78%. The Bank of New York Mellon’s Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +65.16%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +31.78%, assuming net dividends reinvested. The ProFund Europe 30 Index was up +29.50%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned –25.33%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was down –4.00% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 Index for the year 2009 was 27.27%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Pharmaceuticals Index. The volatility of each index is shown below.

Underlying Index	One Year Return[5]	Index Volatility

Dow Jones U.S. Banks Index	–1.02%	79.51%
Dow Jones U.S. Real Estate Index	30.81%	65.33%
Dow Jones Precious Metals Index	37.58%	46.44%
Dow Jones U.S. Financials Index	17.11%	59.78%
Bank of New York Mellon Emerging Markets 50 ADR Index	65.16%	37.58%
ProFunds Asia 30 Index	55.78%	39.56%
Dow Jones U.S. Basic Materials Index	65.51%	40.79%
Dow Jones U.S. Oil & Gas Index	17.26%	33.73%
Dow Jones U.S. Semiconductors Index	66.98%	36.93%
Russell 2000 Index	27.16%	36.22%
S&P SmallCap 600/Citigroup Value Index	22.85%	38.37%
Dow Jones Internet Composite Index	80.28%	31.33%
ProFunds Europe 30 Index	29.50%	33.02%
Nikkei 225 Stock Average[6]	18.37%	27.86%
S&P MidCap 400/Citigroup Value Index	33.75%	34.60%
Dow Jones U.S. Telecommunications Index	9.86%	25.09%
S&P 500/Citigroup Value Index	21.19%	31.02%
S&P MidCap 400 Index	37.37%	32.38%
NASDAQ-100 Index	54.63%	26.46%
S&P MidCap 400/Citigroup Growth Index	41.22%	30.54%
Dow Jones U.S. Technology Index	64.48%	28.07%
S&P 500 Index	26.47%	27.27%
Dow Jones U.S. Industrials Index	26.07%	32.61%
S&P SmallCap 600/Citigroup Growth Index	28.34%	32.29%
Dow Jones U.S. Consumer Services Index	33.68%	26.27%
S&P 500/Citigroup Growth Index	31.58%	24.62%
Dow Jones U.S. Utilities Index	12.58%	21.34%
Dow Jones Industrial Average	22.70%	24.20%
MSCI EAFE Index	31.78%	24.33%
Dow Jones U.S. Biotechnology Index	5.13%	22.73%
Dow Jones U.S. Pharmaceuticals Index	19.09%	19.81%
Dow Jones U.S. Health Care Index	21.71%	20.07%
Dow Jones U.S. Consumer Goods Index	23.86%	19.23%
U.S. Dollar Index	–4.00%	10.95%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 0.39% at the beginning of the year, dropping to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one- times this rate plus a spread, while each Short, and UltraShort ProFunds VP essentially receives two and three-times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures.These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]
The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index). Performances are total return except for the ProFunds Europe 30 Index, ProFunds Asia 30 Index, and the U.S. Dollar Index.

[6]	U.S. Dollar terms

iv

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2009, the Fund had a total return of 24.34%, compared to a total return of 26.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Microsoft Corp (+56.79%), and International Business Machines Corp (+55.54%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Procter & Gamble Co (–1.92%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bull	5/1/2001	24.34%	–1.29%	–1.54%	1.71%	1.68%

S&P 500 Index	5/1/2001	26.47%	0.42%	0.44%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Futures Contracts	10%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.8%
Apple Computer, Inc.	1.4%
Johnson & Johnson	1.4%
Procter & Gamble Co.	1.4%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	14%
Technology	13%
Communications	12%
Energy	12%
Industrial	10%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks (75.5%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,110	$505,114
Abbott Laboratories (Pharmaceuticals)	13,395	723,196
Abercrombie & Fitch Co.—Class A (Retail)	752	26,207
Adobe Systems, Inc.* (Software)	4,512	165,951
Advanced Micro Devices, Inc.* (Semiconductors)	4,841	46,861
Aetna, Inc. (Healthcare-Services)	3,760	119,192
Affiliated Computer Services, Inc.—Class A* (Computers)	846	50,498
AFLAC, Inc. (Insurance)	4,042	186,942
Agilent Technologies, Inc.* (Electronics)	2,961	91,998
Air Products & Chemicals, Inc. (Chemicals)	1,833	148,583
Airgas, Inc. (Chemicals)	705	33,558
AK Steel Holding Corp. (Iron/Steel)	940	20,069
Akamai Technologies, Inc.* (Internet)	1,457	36,906
Alcoa, Inc. (Mining)	8,413	135,618
Allegheny Energy, Inc. (Electric)	1,457	34,210
Allegheny Technologies, Inc. (Iron/Steel)	846	37,875
Allergan, Inc. (Pharmaceuticals)	2,632	165,842
Allstate Corp. (Insurance)	4,653	139,776
Altera Corp. (Semiconductors)	2,538	57,435
Altria Group, Inc. (Agriculture)	17,954	352,437
Amazon.com, Inc.* (Internet)	2,867	385,669
Ameren Corp. (Electric)	2,021	56,487
American Electric Power, Inc. (Electric)	4,136	143,891
American Express Co. (Diversified Financial Services)	10,293	417,072
American International Group, Inc.* (Insurance)	1,128	33,817
American Tower Corp.* (Telecommunications)	3,478	150,284
Ameriprise Financial, Inc. (Diversified Financial Services)	2,209	85,753
AmerisourceBergen Corp. (Pharmaceuticals)	2,491	64,940
Amgen, Inc.* (Biotechnology)	8,742	494,535
Amphenol Corp.—Class A (Electronics)	1,457	67,284
Anadarko Petroleum Corp. (Oil & Gas)	4,230	264,037
Analog Devices, Inc. (Semiconductors)	2,491	78,666
AON Corp. (Insurance)	2,350	90,099
Apache Corp. (Oil & Gas)	2,914	300,637
Apartment Investment and Management Co.—Class A (REIT)	987	15,713
Apollo Group, Inc.—Class A* (Commercial Services)	1,081	65,487
Apple Computer, Inc.* (Computers)	7,802	1,645,130
Applied Materials, Inc. (Semiconductors)	11,562	161,174
Archer-Daniels-Midland Co. (Agriculture)	5,546	173,645
Assurant, Inc. (Insurance)	987	29,097
AT&T, Inc. (Telecommunications)	51,183	1,434,659
Autodesk, Inc.* (Software)	1,974	50,159
Automatic Data Processing, Inc. (Software)	4,371	187,166
AutoNation, Inc.* (Retail)	799	15,301
AutoZone, Inc.* (Retail)	235	37,146
Avalonbay Communities, Inc. (REIT)	705	57,888
Avery Dennison Corp. (Household Products/Wares)	940	34,301
Avon Products, Inc. (Cosmetics/Personal Care)	3,666	115,479
Baker Hughes, Inc. (Oil & Gas Services)	2,679	108,446
Ball Corp. (Packaging & Containers)	799	41,308
Bank of America Corp. (Banks)	86,198	1,298,142
Bank of New York Mellon Corp. (Banks)	10,434	291,839
Bard (C.R.), Inc. (Healthcare-Products)	799	62,242
Baxter International, Inc. (Healthcare-Products)	5,217	306,134
BB&T Corp. (Banks)	5,922	150,241
Becton, Dickinson & Co. (Healthcare-Products)	2,021	159,376
Bed Bath & Beyond, Inc.* (Retail)	2,256	87,149
Bemis Co., Inc. (Packaging & Containers)	893	26,477
Best Buy Co., Inc. (Retail)	2,961	116,841
Big Lots, Inc.* (Retail)	705	20,431
Biogen Idec, Inc.* (Biotechnology)	2,491	133,268
BJ Services Co. (Oil & Gas Services)	2,538	47,207
Black & Decker Corp. (Hand/Machine Tools)	517	33,517
BMC Software, Inc.* (Software)	1,551	62,195
Boeing Co. (Aerospace/Defense)	6,298	340,911
Boston Properties, Inc. (REIT)	1,175	78,807
Boston Scientific Corp.* (Healthcare-Products)	13,066	117,594
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,805	373,826
Broadcom Corp.—Class A* (Semiconductors)	3,713	116,774
Brown-Forman Corp. (Beverages)	940	50,356
Burlington Northern Santa Fe Corp. (Transportation)	2,256	222,487
C.H. Robinson Worldwide, Inc. (Transportation)	1,410	82,809
CA, Inc. (Software)	3,431	77,060
Cabot Oil & Gas Corp. (Oil & Gas)	893	38,926
Cameron International Corp.* (Oil & Gas Services)	2,115	88,407
Campbell Soup Co. (Food)	1,645	55,601
Capital One Financial Corp. (Diversified Financial Services)	3,901	149,564
Cardinal Health, Inc. (Pharmaceuticals)	3,102	100,008

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	1,504	$37,615
Carnival Corp.—Class A* (Leisure Time)	3,760	119,154
Caterpillar, Inc. (Machinery-Construction & Mining)	5,358	305,352
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,303	31,252
CBS Corp.—Class B (Media)	5,828	81,883
Celgene Corp.* (Biotechnology)	3,948	219,825
CenterPoint Energy, Inc. (Electric)	3,384	49,102
CenturyTel, Inc. (Telecommunications)	2,538	91,901
Cephalon, Inc.* (Pharmaceuticals)	611	38,133
CF Industries Holdings, Inc. (Chemicals)	376	34,133
Chesapeake Energy Corp. (Oil & Gas)	5,593	144,747
Chevron Corp. (Oil & Gas)	17,390	1,338,856
Chubb Corp. (Insurance)	2,961	145,622
CIGNA Corp. (Insurance)	2,350	82,884
Cincinnati Financial Corp. (Insurance)	1,410	36,998
Cintas Corp. (Textiles)	1,128	29,384
Cisco Systems, Inc.* (Telecommunications)	49,867	1,193,816
Citigroup, Inc. (Diversified Financial Services)	169,153	559,896
Citrix Systems, Inc.* (Software)	1,551	64,537
Cliffs Natural Resources, Inc. (Iron/Steel)	1,128	51,990
Clorox Co. (Household Products/Wares)	1,175	71,675
CME Group, Inc. (Diversified Financial Services)	564	189,476
CMS Energy Corp. (Electric)	1,974	30,913
Coach, Inc. (Apparel)	2,726	99,581
Coca-Cola Co. (Beverages)	20,069	1,143,933
Coca-Cola Enterprises, Inc. (Beverages)	2,726	57,791
Cognizant Technology Solutions Corp.* (Computers)	2,538	114,971
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,277	351,356
Comcast Corp.—Class A (Media)	24,722	416,813
Comerica, Inc. (Banks)	1,269	37,524
Computer Sciences Corp.* (Computers)	1,316	75,709
Compuware Corp.* (Software)	1,974	14,272
ConAgra Foods, Inc. (Food)	3,807	87,751
ConocoPhillips (Oil & Gas)	12,831	655,279
CONSOL Energy, Inc. (Coal)	1,551	77,240
Consolidated Edison, Inc. (Electric)	2,397	108,896
Constellation Brands, Inc.* (Beverages)	1,692	26,954
Constellation Energy Group, Inc. (Electric)	1,739	61,161
Corning, Inc. (Telecommunications)	13,489	260,473
Costco Wholesale Corp. (Retail)	3,760	222,479
Coventry Health Care, Inc.* (Healthcare-Services)	1,269	30,824
CSX Corp. (Transportation)	3,384	164,090
Cummins, Inc. (Machinery-Diversified)	1,739	79,751
CVS Corp. (Retail)	12,220	393,606
D.R. Horton, Inc. (Home Builders)	2,397	26,055
Danaher Corp. (Miscellaneous Manufacturing)	2,256	169,651
Darden Restaurants, Inc. (Retail)	1,175	41,207
DaVita, Inc.* (Healthcare-Services)	846	49,694
Dean Foods Co.* (Food)	1,551	27,980
Deere & Co. (Machinery-Diversified)	3,666	198,294
Dell, Inc.* (Computers)	14,899	213,950
Denbury Resources, Inc.* (Oil & Gas)	2,162	31,998
DENTSPLY International, Inc. (Healthcare-Products)	1,316	46,284
Devon Energy Corp. (Oil & Gas)	3,807	279,814
DeVry, Inc. (Commercial Services)	517	29,329
Diamond Offshore Drilling, Inc. (Oil & Gas)	564	55,509
DIRECTV—Class A* (Media)	8,272	275,871
Discover Financial Services (Diversified Financial Services)	4,700	69,137
Dominion Resources, Inc. (Electric)	5,170	201,216
Dover Corp. (Miscellaneous Manufacturing)	1,598	66,493
Dr. Pepper Snapple Group, Inc. (Beverages)	2,162	61,185
DTE Energy Co. (Electric)	1,410	61,462
Duke Energy Corp. (Electric)	11,280	194,129
Dun & Bradstreet Corp. (Software)	423	35,689
E* TRADE Financial Corp.* (Diversified Financial Services)	13,395	23,441
E.I. du Pont de Nemours & Co. (Chemicals)	7,802	262,693
Eastman Chemical Co. (Chemicals)	611	36,807
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,303	9,719
Eaton Corp. (Miscellaneous Manufacturing)	1,410	89,704
eBay, Inc.* (Internet)	9,729	229,021
Ecolab, Inc. (Chemicals)	2,021	90,116
Edison International (Electric)	2,820	98,080
El Paso Corp. (Pipelines)	6,063	59,599
Electronic Arts, Inc.* (Software)	2,820	50,055
Eli Lilly & Co. (Pharmaceuticals)	8,742	312,177
EMC Corp.* (Computers)	17,672	308,730
Emerson Electric Co. (Electrical Components & Equipment)	6,486	276,304
Entergy Corp. (Electric)	1,598	130,780
EOG Resources, Inc. (Oil & Gas)	2,162	210,363
EQT Corp. (Oil & Gas)	1,128	49,542
Equifax, Inc. (Commercial Services)	1,081	33,392
Equity Residential Properties Trust (REIT)	2,350	79,383
Exelon Corp. (Electric)	5,687	277,924
Expedia, Inc.* (Internet)	1,786	45,918
Expeditors International of Washington, Inc. (Transportation)	1,833	63,660
Express Scripts, Inc.* (Pharmaceuticals)	2,350	203,157
Exxon Mobil Corp. (Oil & Gas)	41,172	2,807,519
Family Dollar Stores, Inc. (Retail)	1,175	32,700
Fastenal Co. (Distribution/Wholesale)	1,128	46,970
Federated Investors, Inc.—Class B (Diversified Financial Services)	752	20,680
FedEx Corp. (Transportation)	2,679	223,563
Fidelity National Information Services, Inc. (Software)	2,820	66,101
Fifth Third Bancorp (Banks)	6,862	66,904
First Horizon National Corp.* (Banks)	1,880	25,192
First Solar, Inc.* (Energy-Alternate Sources)	376	50,910
FirstEnergy Corp. (Electric)	2,632	122,256
Fiserv, Inc.* (Software)	1,316	63,800
FLIR Systems, Inc.* (Electronics)	1,316	43,060
Flowserve Corp. (Machinery-Diversified)	470	44,429
Fluor Corp. (Engineering & Construction)	1,551	69,857
FMC Corp. (Chemicals)	611	34,069
FMC Technologies, Inc.* (Oil & Gas Services)	1,034	59,807
Ford Motor Co.* (Auto Manufacturers)	28,670	286,700
Forest Laboratories, Inc.* (Pharmaceuticals)	2,585	83,004
Fortune Brands, Inc. (Household Products/Wares)	1,269	54,821
FPL Group, Inc. (Electric)	3,572	188,673
Franklin Resources, Inc. (Diversified Financial Services)	1,269	133,689
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	3,713	298,117
Frontier Communications Corp. (Telecommunications)	2,679	20,923
GameStop Corp.—Class A* (Retail)	1,410	30,935
Gannett Co., Inc. (Media)	2,021	30,012
General Dynamics Corp. (Aerospace/Defense)	3,337	227,483
General Electric Co. (Miscellaneous Manufacturing)	92,355	1,397,331
General Mills, Inc. (Food)	2,820	199,684
Genuine Parts Co. (Distribution/Wholesale)	1,363	51,739
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	4,230	48,011
Genzyme Corp.* (Biotechnology)	2,256	110,567
Gilead Sciences, Inc.* (Pharmaceuticals)	7,802	337,671
Goodrich Corp. (Aerospace/Defense)	1,034	66,434
Google, Inc.—Class A* (Internet)	2,068	1,282,119
H & R Block, Inc. (Commercial Services)	2,867	64,852

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

Halliburton Co. (Oil & Gas Services)	7,802	$234,762
Harley-Davidson, Inc. (Leisure Time)	2,021	50,929
Harman International Industries, Inc. (Home Furnishings)	564	19,898
Harris Corp. (Telecommunications)	1,128	53,636
Hartford Financial Services Group, Inc. (Insurance)	3,290	76,525
Hasbro, Inc. (Toys/Games/Hobbies)	1,034	33,150
HCP, Inc. (REIT)	2,538	77,511
Health Care REIT, Inc. (REIT)	1,034	45,827
Heinz (H.J.) Co. (Food)	2,726	116,564
Hess Corp. (Oil & Gas)	2,491	150,705
Hewlett-Packard Co. (Computers)	20,539	1,057,964
Home Depot, Inc. (Retail)	14,711	425,589
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,580	257,936
Hormel Foods Corp. (Food)	564	21,686
Hospira, Inc.* (Pharmaceuticals)	1,363	69,513
Host Marriott Corp. (REIT)	5,584	65,165
Hudson City Bancorp, Inc. (Savings & Loans)	4,089	56,142
Humana, Inc.* (Healthcare-Services)	1,457	63,948
Huntington Bancshares, Inc. (Banks)	6,157	22,473
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,337	160,143
IMS Health, Inc. (Software)	1,551	32,664
Integrys Energy Group, Inc. (Electric)	658	27,629
Intel Corp. (Semiconductors)	47,893	977,017
Intercontinental Exchange, Inc.* (Diversified Financial Services)	611	68,615
International Business Machines Corp. (Computers)	11,374	1,488,857
International Flavors & Fragrances, Inc. (Chemicals)	658	27,070
International Game Technology (Entertainment)	2,538	47,638
International Paper Co. (Forest Products & Paper)	3,713	99,434
Interpublic Group of Cos., Inc.* (Advertising)	4,183	30,871
Intuit, Inc.* (Software)	2,726	83,715
Intuitive Surgical, Inc.* (Healthcare-Products)	329	99,792
Invesco, Ltd. (Diversified Financial Services)	3,713	87,218
Iron Mountain, Inc.* (Commercial Services)	1,551	35,301
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,551	77,147
J.C. Penney Co., Inc. (Retail)	2,021	53,779
J.P. Morgan Chase & Co. (Diversified Financial Services)	34,169	1,423,822
Jabil Circuit, Inc. (Electronics)	1,645	28,574
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,034	38,889
Janus Capital Group, Inc. (Diversified Financial Services)	1,551	20,861
JDS Uniphase Corp.* (Telecommunications)	1,927	15,898
JM Smucker Co. (Food)	987	60,947
Johnson & Johnson (Healthcare-Products)	23,923	1,540,880
Johnson Controls, Inc. (Auto Parts & Equipment)	5,781	157,474
Juniper Networks, Inc.* (Telecommunications)	4,512	120,335
Kellogg Co. (Food)	2,162	115,018
KeyCorp (Banks)	7,614	42,258
Kimberly-Clark Corp. (Household Products/Wares)	3,572	227,572
Kimco Realty Corp. (REIT)	3,478	47,057
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,115	25,951
KLA -Tencor Corp. (Semiconductors)	1,457	52,685
Kohls Corp.* (Retail)	2,632	141,944
Kraft Foods, Inc. (Food)	12,784	347,469
Kroger Co. (Food)	5,640	115,789
L-3 Communications Holdings, Inc. (Aerospace/Defense)	987	85,820
Laboratory Corp. of America Holdings* (Healthcare-Services)	893	66,832
Legg Mason, Inc. (Diversified Financial Services)	1,363	41,108
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,316	26,846
Lennar Corp.—Class A (Home Builders)	1,363	17,406
Leucadia National Corp.* (Holding Companies-Diversified)	1,645	39,135
Lexmark International, Inc.—Class A* (Computers)	658	17,095
Life Technologies Corp.* (Biotechnology)	1,504	78,554
Limited, Inc. (Retail)	2,303	44,310
Lincoln National Corp. (Insurance)	2,585	64,315
Linear Technology Corp. (Semiconductors)	1,927	58,851
Lockheed Martin Corp. (Aerospace/Defense)	2,773	208,946
Loews Corp. (Insurance)	3,102	112,758
Lorillard, Inc. (Agriculture)	1,363	109,353
Lowe ’s Cos., Inc. (Retail)	12,737	297,918
LSI Logic Corp.* (Semiconductors)	5,640	33,896
M&T Bank Corp. (Banks)	705	47,157
Macy’s, Inc. (Retail)	3,619	60,654
Marathon Oil Corp. (Oil & Gas)	6,110	190,754
Marriott International, Inc.—Class A (Lodging)	2,162	58,915
Marsh & McLennan Cos., Inc. (Insurance)	4,559	100,663
Marshall & Ilsley Corp. (Banks)	4,512	24,590
Masco Corp. (Building Materials)	3,102	42,839
Massey Energy Co. (Coal)	705	29,617
MasterCard, Inc.—Class A (Software)	799	204,528
Mattel, Inc. (Toys/Games/Hobbies)	3,102	61,978
McAfee, Inc.* (Internet)	1,363	55,297
McCormick & Co., Inc. (Food)	1,128	40,755
McDonald’s Corp. (Retail)	9,353	584,001
McGraw-Hill Cos., Inc. (Media)	2,726	91,348
McKesson Corp. (Commercial Services)	2,303	143,937
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,739	75,994
MeadWestvaco Corp. (Forest Products & Paper)	1,457	41,714
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,136	264,332
Medtronic, Inc. (Healthcare-Products)	9,588	421,680
MEMC Electronic Materials, Inc.* (Semiconductors)	1,927	26,246
Merck & Co., Inc. (Pharmaceuticals)	26,461	966,885
Meredith Corp. (Media)	282	8,700
MetLife, Inc. (Insurance)	7,097	250,879
MetroPCS Communications, Inc.* (Telecommunications)	2,256	17,213
Microchip Technology, Inc. (Semiconductors)	1,551	45,072
Micron Technology, Inc.* (Semiconductors)	7,332	77,426
Microsoft Corp. (Software)	66,975	2,042,068
Millipore Corp.* (Biotechnology)	470	34,005
Molex, Inc. (Electrical Components & Equipment)	1,175	25,321
Molson Coors Brewing Co.—Class B (Beverages)	1,363	61,553
Monsanto Co. (Agriculture)	4,700	384,225
Monster Worldwide, Inc.* (Internet)	1,081	18,809
Moody’s Corp. (Commercial Services)	1,692	45,346
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	11,750	347,800
Motorola, Inc.* (Telecommunications)	20,022	155,371
Murphy Oil Corp. (Oil & Gas)	1,645	89,159
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,632	48,508
Nabors Industries, Ltd.* (Oil & Gas)	2,444	53,499
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,269	25,152
National Semiconductor Corp. (Semiconductors)	2,021	31,043
National-Oilwell Varco, Inc. (Oil & Gas Services)	3,619	159,562
NetApp, Inc.* (Computers)	2,914	100,212
Newell Rubbermaid, Inc. (Housewares)	2,397	35,979
Newmont Mining Corp. (Mining)	4,230	200,121
News Corp.—Class A (Media)	19,505	267,023
Nicor, Inc. (Gas)	376	15,830
NIKE, Inc.—Class B (Apparel)	3,337	220,476
NiSource, Inc. (Electric)	2,350	36,143

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

Noble Energy, Inc. (Oil & Gas)	1,504	$107,115
Nordstrom, Inc. (Retail)	1,410	52,988
Norfolk Southern Corp. (Transportation)	3,149	165,071
Northeast Utilities System (Electric)	1,504	38,788
Northern Trust Corp. (Banks)	2,068	108,363
Northrop Grumman Corp. (Aerospace/Defense)	2,679	149,622
Novell, Inc.* (Software)	3,008	12,483
Novellus Systems, Inc.* (Semiconductors)	799	18,649
Nucor Corp. (Iron/Steel)	2,726	127,168
NVIDIA Corp.* (Semiconductors)	4,794	89,552
NYSE Euronext (Diversified Financial Services)	2,209	55,888
O’Reilly Automotive, Inc.* (Retail)	1,175	44,791
Occidental Petroleum Corp. (Oil & Gas)	7,003	569,694
Office Depot, Inc.* (Retail)	2,350	15,158
Omnicom Group, Inc. (Advertising)	2,679	104,883
Oracle Corp. (Software)	33,887	831,587
Owens-Illinois, Inc.* (Packaging & Containers)	1,457	47,892
PACCAR, Inc. (Auto Manufacturers)	3,149	114,214
Pactiv Corp.* (Packaging & Containers)	1,128	27,230
Pall Corp. (Miscellaneous Manufacturing)	987	35,729
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,363	73,438
Patterson Cos., Inc.* (Healthcare-Products)	799	22,356
Paychex, Inc. (Commercial Services)	2,773	84,965
Peabody Energy Corp. (Coal)	2,303	104,119
People’s United Financial, Inc. (Banks)	3,008	50,234
Pepco Holdings, Inc. (Electric)	1,880	31,678
PepsiCo, Inc. (Beverages)	13,536	822,989
PerkinElmer, Inc. (Electronics)	987	20,322
Pfizer, Inc. (Pharmaceuticals)	69,983	1,272,991
PG&E Corp. (Electric)	3,196	142,701
Philip Morris International, Inc. (Commercial Services)	16,497	794,990
Pinnacle West Capital Corp. (Electric)	846	30,947
Pioneer Natural Resources Co. (Oil & Gas)	987	47,544
Pitney Bowes, Inc. (Office/Business Equipment)	1,786	40,649
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,410	53,242
PNC Financial Services Group (Banks)	3,995	210,896
Polo Ralph Lauren Corp. (Apparel)	470	38,061
PPG Industries, Inc. (Chemicals)	1,410	82,541
PPL Corp. (Electric)	3,243	104,781
Praxair, Inc. (Chemicals)	2,632	211,376
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,175	129,661
Priceline.com, Inc.* (Internet)	376	82,156
Principal Financial Group, Inc. (Insurance)	2,726	65,533
Procter & Gamble Co. (Cosmetics/Personal Care)	25,333	1,535,940
Progress Energy, Inc. (Electric)	2,397	98,301
Progressive Corp.* (Insurance)	5,828	104,846
ProLogis (REIT)	4,089	55,978
Prudential Financial, Inc. (Insurance)	3,995	198,791
Public Service Enterprise Group, Inc. (Electric)	4,371	145,336
Public Storage, Inc. (REIT)	1,175	95,704
Pulte Homes, Inc.* (Home Builders)	2,726	27,260
QLogic Corp.* (Semiconductors)	987	18,625
Qualcomm, Inc. (Telecommunications)	14,476	669,660
Quanta Services, Inc.* (Commercial Services)	1,786	37,220
Quest Diagnostics, Inc. (Healthcare-Services)	1,316	79,460
Questar Corp. (Pipelines)	1,504	62,521
Qwest Communications International, Inc. (Telecommunications)	12,878	54,216
R.R. Donnelley & Sons Co. (Commercial Services)	1,739	38,728
RadioShack Corp. (Retail)	1,081	21,080
Range Resources Corp. (Oil & Gas)	1,363	67,946
Raytheon Co. (Aerospace/Defense)	3,290	169,501
Red Hat, Inc.* (Software)	1,598	49,378
Regions Financial Corp. (Banks)	10,293	54,450
Republic Services, Inc. (Environmental Control)	2,773	78,504
Reynolds American, Inc. (Agriculture)	1,457	77,177
Robert Half International, Inc. (Commercial Services)	1,269	33,920
Rockwell Automation, Inc. (Machinery-Diversified)	1,222	57,410
Rockwell Collins, Inc. (Aerospace/Defense)	1,363	75,456
Roper Industries, Inc. (Miscellaneous Manufacturing)	799	41,844
Ross Stores, Inc. (Retail)	1,081	46,170
Rowan Cos., Inc.* (Oil & Gas)	940	21,282
Ryder System, Inc. (Transportation)	470	19,350
Safeway, Inc. (Food)	3,525	75,047
SAIC, Inc.* (Commercial Services)	2,632	49,850
Salesforce.com, Inc.* (Software)	940	69,344
SanDisk Corp.* (Computers)	1,974	57,226
Sara Lee Corp. (Food)	6,016	73,275
SCANA Corp. (Electric)	940	35,419
Schlumberger, Ltd. (Oil & Gas Services)	10,387	676,090
Scripps Networks Interactive—Class A (Entertainment)	752	31,208
Sealed Air Corp. (Packaging & Containers)	1,363	29,795
Sears Holdings Corp.* (Retail)	376	31,377
Sempra Energy (Gas)	2,115	118,398
Sherwin-Williams Co. (Chemicals)	799	49,258
Sigma-Aldrich Corp. (Chemicals)	1,034	52,248
Simon Property Group, Inc. (REIT)	2,460	196,308
SLM Corp.* (Diversified Financial Services)	4,089	46,083
Smith International, Inc. (Oil & Gas Services)	2,115	57,465
Snap-on, Inc. (Hand/Machine Tools)	470	19,862
Southern Co. (Electric)	6,909	230,208
Southwest Airlines Co. (Airlines)	6,392	73,061
Southwestern Energy Co.* (Oil & Gas)	2,961	142,720
Spectra Energy Corp. (Pipelines)	5,593	114,712
Sprint Nextel Corp.* (Telecommunications)	25,756	94,267
St. Jude Medical, Inc.* (Healthcare-Products)	2,867	105,448
Staples, Inc. (Retail)	6,251	153,712
Starbucks Corp.* (Retail)	6,439	148,483
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,598	58,439
State Street Corp. (Banks)	4,277	186,221
Stericycle, Inc.* (Environmental Control)	705	38,895
Stryker Corp. (Healthcare-Products)	2,444	123,104
Sun Microsystems, Inc.* (Computers)	6,533	61,214
Sunoco, Inc. (Oil & Gas)	987	25,761
SunTrust Banks, Inc. (Banks)	4,324	87,734
SuperValu, Inc. (Food)	1,833	23,297
Symantec Corp.* (Internet)	7,003	125,284
Sysco Corp. (Food)	5,123	143,137
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,209	117,629
Target Corp. (Retail)	6,486	313,728
TECO Energy, Inc. (Electric)	1,833	29,731
Tellabs, Inc.* (Telecommunications)	3,337	18,954
Tenet Healthcare Corp.* (Healthcare-Services)	3,713	20,013
Teradata Corp.* (Computers)	1,457	45,794
Teradyne, Inc.* (Semiconductors)	1,504	16,138
Tesoro Petroleum Corp. (Oil & Gas)	1,175	15,921
Texas Instruments, Inc. (Semiconductors)	10,857	282,933
Textron, Inc. (Miscellaneous Manufacturing)	2,350	44,204
The AES Corp.* (Electric)	5,781	76,945
The Charles Schwab Corp. (Diversified Financial Services)	8,225	154,794
The Dow Chemical Co. (Chemicals)	9,917	274,007
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	987	47,731
The Gap, Inc. (Retail)	4,089	85,665
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,418	745,935

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,068	$29,159
The Hershey Co. (Food)	1,410	50,464
The New York Times Co.—Class A* (Media)	987	12,199
The Pepsi Bottling Group, Inc. (Beverages)	1,222	45,825
The Stanley Works (Hand/Machine Tools)	658	33,894
The Travelers Cos., Inc. (Insurance)	4,700	234,342
The Williams Cos., Inc. (Pipelines)	5,029	106,011
Thermo Fisher Scientific, Inc.* (Electronics)	3,525	168,107
Tiffany & Co. (Retail)	1,034	44,462
Time Warner Cable, Inc. (Media)	3,055	126,446
Time Warner, Inc. (Media)	10,105	294,460
Titanium Metals Corp.* (Mining)	705	8,827
TJX Cos., Inc. (Retail)	3,619	132,274
Torchmark Corp. (Insurance)	705	30,985
Total System Services, Inc. (Software)	1,692	29,221
Tyson Foods, Inc.—Class A (Food)	2,632	32,295
U.S. Bancorp (Banks)	16,544	372,405
Union Pacific Corp. (Transportation)	4,371	279,307
United Parcel Service, Inc.—Class B (Transportation)	8,601	493,439
United States Steel Corp. (Iron/Steel)	1,222	67,357
United Technologies Corp. (Aerospace/Defense)	8,131	564,373
UnitedHealth Group, Inc. (Healthcare-Services)	10,058	306,568
UnumProvident Corp. (Insurance)	2,867	55,964
V.F. Corp. (Apparel)	752	55,076
Valero Energy Corp. (Oil & Gas)	4,888	81,874
Varian Medical Systems, Inc.* (Healthcare-Products)	1,034	48,443
Ventas, Inc. (REIT)	1,316	57,562
VeriSign, Inc.* (Internet)	1,645	39,875
Verizon Communications, Inc. (Telecommunications)	24,628	815,926
Viacom, Inc.—Class B* (Media)	5,264	156,499
Visa, Inc.—Class A (Commercial Services)	3,854	337,071
Vornado Realty Trust (REIT)	1,316	92,041
Vulcan Materials Co. (Building Materials)	1,081	56,936
W.W. Grainger, Inc. (Distribution/Wholesale)	517	50,061
Wal-Mart Stores, Inc. (Retail)	18,471	987,275
Walgreen Co. (Retail)	8,554	314,103
Walt Disney Co. (Media)	16,544	533,544
Washington Post Co.—Class B (Media)	47	20,661
Waste Management, Inc. (Environmental Control)	4,230	143,016
Waters Corp.* (Electronics)	799	49,506
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	893	35,372
WellPoint, Inc.* (Healthcare-Services)	3,948	230,129
Wells Fargo & Co. (Banks)	44,321	1,196,224
Western Digital Corp.* (Computers)	1,927	85,077
Western Union Co. (Commercial Services)	5,969	112,516
Weyerhaeuser Co. (Forest Products & Paper)	1,833	79,076
Whirlpool Corp. (Home Furnishings)	611	49,283
Whole Foods Market, Inc.* (Food)	1,175	32,254
Windstream Corp. (Telecommunications)	3,760	41,322
Wisconsin Energy Corp. (Electric)	987	49,182
Wyndham Worldwide Corp. (Lodging)	1,504	30,336
Wynn Resorts, Ltd. (Lodging)	564	32,842
Xcel Energy, Inc. (Electric)	3,948	83,816
Xerox Corp. (Office/Business Equipment)	7,520	63,619
Xilinx, Inc. (Semiconductors)	2,397	60,069
XL Capital, Ltd.—Class A (Insurance)	2,961	54,275
XTO Energy, Inc. (Oil & Gas)	5,029	233,999
Yahoo!, Inc.* (Internet)	10,293	172,717
YUM! Brands, Inc. (Retail)	4,042	141,349
Zimmer Holdings, Inc.* (Healthcare-Products)	1,833	108,349
Zions Bancorp (Banks)	1,175	15,075

TOTAL COMMON STOCKS
(Cost $58,848,849)		85,651,072

Repurchase Agreements (18.7%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,270,000 (Collateralized by $3,339,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $3,335,503)	$3,270,000	3,270,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,565,000 (Collateralized by $1,598,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,597,765)	1,565,000	1,565,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $15,206,000 (Collateralized by $15,210,000 of various Federal Home Loan Bank Securities, 1.63%–3.63%, 7/27/11–9/16/11, market value $15,518,643)	15,206,000	15,206,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $456,000 (Collateralized by $465,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $466,744)	456,000	456,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $788,000 (Collateralized by $794,693 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–1/15/12, market value $803,822)	788,000	788,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,285,000)		21,285,000

TOTAL INVESTMENT SECURITIES
(Cost $80,133,849)—94.2%		106,936,072
Net other assets (liabilities)—5.8%		6,572,216

NET ASSETS—100.0%		$113,508,288

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $2,270,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $11,211,000)	202	$28,476

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$3,804,669	$(42,341)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	13,022,607	(145,255)

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

ProFund VP Bull invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$135,754	0.1%
Aerospace/Defense	1,888,546	1.8%
Agriculture	1,096,837	1.0%
Airlines	73,061	0.1%
Apparel	413,194	0.4%
Auto Manufacturers	400,914	0.4%
Auto Parts & Equipment	186,633	0.1%
Banks	4,287,922	3.7%
Beverages	2,270,586	2.0%
Biotechnology	1,070,754	0.9%
Building Materials	99,775	0.1%
Chemicals	1,336,459	1.0%
Coal	210,976	0.2%
Commercial Services	1,906,904	1.5%
Computers	5,322,427	4.8%
Cosmetics/Personal Care	2,050,506	1.8%
Distribution/Wholesale	148,770	0.1%
Diversified Financial Services	4,831,624	4.3%
Electric	2,920,785	2.4%
Electrical Components & Equipment	301,625	0.2%
Electronics	468,851	0.4%
Energy-Alternate Sources	50,910	NM
Engineering & Construction	108,746	0.1%
Entertainment	78,846	NM
Environmental Control	260,415	0.2%
Food	1,619,013	1.4%
Forest Products & Paper	273,466	0.3%
Gas	134,228	0.1%
Hand/Machine Tools	87,273	NM
Healthcare-Products	3,199,297	2.8%
Healthcare-Services	966,660	0.9%
Holding Companies-Diversified	39,135	NM
Home Builders	70,721	NM
Home Furnishings	69,181	NM
Household Products/Wares	388,369	0.4%
Housewares	35,979	NM
Insurance	2,095,111	2.0%
Internet	2,473,771	2.1%
Iron/Steel	304,459	0.3%
Leisure Time	170,083	0.1%
Lodging	180,532	0.2%
Machinery-Construction & Mining	305,352	0.3%
Machinery-Diversified	379,884	0.4%
Media	2,315,459	2.0%
Metal Fabricate/Hardware	129,661	0.1%
Mining	642,683	0.6%
Miscellaneous Manufacturing	2,955,299	2.6%
Office/Business Equipment	104,268	0.1%
Oil & Gas	7,975,200	7.1%
Oil & Gas Services	1,431,746	1.3%
Packaging & Containers	172,702	NM
Pharmaceuticals	5,161,500	4.6%
Pipelines	342,843	0.4%
REIT	964,944	1.1%
Real Estate	31,252	NM
Retail	5,164,812	4.4%
Savings & Loans	56,142	0.1%
Semiconductors	2,249,112	2.1%
Software	4,191,973	3.8%
Telecommunications	5,208,854	4.6%
Textiles	29,384	NM
Toys/Games/Hobbies	95,128	0.1%
Transportation	1,713,776	1.6%
Other**	27,857,216	24.5%

Total	$113,508,288	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$85,651,072	$–	$85,651,072
Repurchase Agreements	–	21,285,000	21,285,000

Total Investment Securities	85,651,072	21,285,000	106,936,072

Other Financial Instruments^	28,476	(187,596)	(159,120)

Total Investments	$85,679,548	$21,097,404	$106,776,952

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$80,133,849

Securities, at value	85,651,072
Repurchase agreements, at value	21,285,000

Total Investment Securities, at value	106,936,072
Cash	1,078
Segregated cash balances with brokers for futures contracts	407,461
Dividends receivable	115,661
Receivable for capital shares issued	6,515,238
Prepaid expenses	177

Total Assets	113,975,687

Liabilities:
Payable for investments purchased	12,130
Payable for capital shares redeemed	536
Unrealized loss on swap agreements	187,596
Variation margin on futures contracts	47,218
Advisory fees payable	50,450
Management services fees payable	6,727
Administration fees payable	3,359
Administrative services fees payable	44,106
Distribution fees payable	39,147
Trustee fees payable	263
Transfer agency fees payable	9,952
Fund accounting fees payable	6,719
Compliance services fees payable	1,353
Other accrued expenses	57,843

Total Liabilities	467,399

Net Assets	$113,508,288

Net Assets consist of:
Capital	$111,426,220
Accumulated net investment income (loss)	135,672
Accumulated net realized gains (losses) on investments	(24,696,707)
Net unrealized appreciation (depreciation) on investments	26,643,103

Net Assets	$113,508,288

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,853,001

Net Asset Value (offering and redemption price per share)	$23.39

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,438,227
Interest	12,179

Total Investment Income	1,450,406

Expenses:
Advisory fees	591,607
Management services fees	78,880
Administration fees	33,052
Transfer agency fees	49,763
Administrative services fees	247,957
Distribution fees	197,202
Custody fees	21,150
Fund accounting fees	70,481
Trustee fees	1,066
Compliance services fees	869
Other fees	127,920

Total Gross Expenses before reductions	1,419,947
Less Expenses reduced by the Advisor	(104,894)

Total Net Expenses	1,315,053

Net Investment Income (Loss)	135,353

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,463,974
Net realized gains (losses) on futures contracts	84,353
Net realized gains (losses) on swap agreements	3,892,207
Change in net unrealized appreciation/depreciation on investments	10,941,234

Net Realized and Unrealized Gains (Losses) on Investments	16,381,768

Change in Net Assets Resulting from Operations	$16,517,121

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$135,353	$686,731
Net realized gains (losses) on investments	5,440,534	(12,877,495)
Change in net unrealized appreciation/depreciation on investments	10,941,234	(33,350,958)

Change in net assets resulting from operations	16,517,121	(45,541,722)

Distributions to Shareholders From:
Net investment income	(686,731)	—
Net realized gains on investments	—	(1,550,179)

Change in net assets resulting from distributions	(686,731)	(1,550,179)

Capital Transactions:
Proceeds from shares issued	336,815,211	569,010,998
Dividends reinvested	686,731	1,550,179
Value of shares redeemed	(310,347,182)	(616,470,162)

Change in net assets resulting from capital transactions	27,154,760	(45,908,985)

Change in net assets	42,985,150	(93,000,886)
Net Assets:
Beginning of period	70,523,138	163,524,024

End of period	$113,508,288	$70,523,138

Accumulated net investment income (loss)	$135,672	$686,731

Share Transactions:
Issued	16,825,626	22,631,861
Reinvested	30,850	60,248
Redeemed	(15,728,348)	(24,259,643)

Change in shares	1,128,128	(1,567,534)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.93	$30.90	$30.40	$28.27	$27.59

Investment Activities:
Net investment income (loss)(a)	0.03	0.16	0.19	0.11	0.06
Net realized and unrealized gains (losses) on investments	4.57	(11.68)	0.89	3.63	0.69

Total income (loss) from investment activities	4.60	(11.52)	1.08	3.74	0.75

Distributions to Shareholders From:
Net investment income	(0.14)	—	(0.18)	(0.08)	(0.07)
Net realized gains on investments	—	(0.45)	(0.40)	(1.53)	—

Total distributions	(0.14)	(0.45)	(0.58)	(1.61)	(0.07)

Net Asset Value, End of Period	$23.39	$18.93	$30.90	$30.40	$28.27

Total Return	24.34%	(37.67)%	3.55%	13.66%	2.74%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.73%	1.67%	1.70%	1.78%
Net expenses	1.67%	1.63%	1.62%	1.67%	1.78%
Net investment income (loss)	0.17%	0.63%	0.60%	0.38%	0.21%
Supplemental Data:
Net assets, end of period (000’s)	$113,508	$70,523	$163,524	$310,894	$297,546
Portfolio turnover rate(b)	116%	259%	175%	224%	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2009, the Fund had a total return of 26.14%, compared to a total return of 27.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), 3Com Corp (+228.95%), and Skyworks Solutions Inc (+156.14%), while the bottom three performers in this group were UAL Corp (+17.15%), Solera Holdings Inc (+49.42%), and Bally Technologies Inc (+71.83%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap	5/1/2001	26.14%	–1.24%	1.69%	1.63%	1.63%

Russell 2000 Index	5/1/2001	27.16%	0.53%	4.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	6%
Swap Agreements	95%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Human Genome Sciences, Inc.	NM
Regal-Beloit Corp.	NM
Domtar Corp.	NM
3Com Corp.	NM
Tupperware Corp.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	4%
Utilities	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks (6.4%)
	Shares	Value

1st Source Corp. (Banks)	10	$161
3Com Corp.* (Telecommunications)	126	945
3PAR, Inc.* (Computers)	14	166
99 Cents Only Stores* (Retail)	20	261
AAON, Inc. (Building Materials)	20	390
AAR Corp.* (Aerospace/Defense)	20	460
ABIOMED, Inc.* (Healthcare-Products)	24	210
ABM Industries, Inc. (Commercial Services)	20	413
Acco Brands Corp.* (Household Products/Wares)	28	204
ACI Worldwide, Inc.* (Software)	16	274
Acme Packet, Inc.* (Telecommunications)	16	176
Acorda Therapeutics, Inc.* (Biotechnology)	14	353
Actuant Corp.—Class A (Miscellaneous Manufacturing)	30	556
Acuity Brands, Inc. (Miscellaneous Manufacturing)	18	642
Acxiom Corp.* (Software)	34	456
Adaptec, Inc.* (Telecommunications)	84	281
ADC Telecommunications, Inc.* (Telecommunications)	38	236
Administaff, Inc. (Commercial Services)	12	283
ADTRAN, Inc. (Telecommunications)	22	496
Advisory Board Co.* (Commercial Services)	10	307
Affymax, Inc.* (Biotechnology)	8	198
Affymetrix, Inc.* (Biotechnology)	36	210
Aircastle, Ltd. (Trucking & Leasing)	26	256
AirTran Holdings, Inc.* (Airlines)	42	219
Alaska Air Group, Inc.* (Airlines)	14	484
Alaska Communications Systems Group, Inc. (Telecommunications)	32	255
Albany International Corp.—Class A (Machinery-Diversified)	22	494
Alexander’s, Inc.* (REIT)	2	609
Align Technology, Inc.* (Healthcare-Products)	24	428
Alkermes, Inc.* (Pharmaceuticals)	32	301
Allied Capital Corp.* (Investment Companies)	58	209
Allied Nevada Gold Corp.* (Mining)	16	241
Allos Therapeutics, Inc.* (Pharmaceuticals)	30	197
AMAG Pharmaceuticals, Inc.* (Biotechnology)	6	228
Ambac Financial Group, Inc.* (Insurance)	124	103
AMCOL International Corp. (Mining)	12	341
American Campus Communities, Inc. (REIT)	22	618
American Dairy, Inc.* (Food)	4	87
American Ecology Corp. (Environmental Control)	14	239
American Greetings Corp.—Class A (Household Products/Wares)	14	305
American Italian Pasta Co.—Class A* (Food)	8	278
American Medical Systems Holdings, Inc.* (Healthcare-Products)	24	463
American Public Education, Inc.* (Commercial Services)	6	206
American Reprographics Co.* (Software)	24	168
AMERIGROUP Corp.* (Healthcare-Services)	18	485
Amerisafe, Inc.* (Insurance)	16	288
Ameristar Casinos, Inc. (Lodging)	10	152
Ameron International Corp. (Miscellaneous Manufacturing)	4	254
Amkor Technology, Inc.* (Semiconductors)	50	358
AMN Healthcare Services, Inc.* (Commercial Services)	46	417
ANADIGICS, Inc.* (Semiconductors)	34	143
Analogic Corp. (Electronics)	6	231
AngioDynamics, Inc.* (Healthcare-Products)	16	257
Anixter International, Inc.* (Telecommunications)	12	565
AnnTaylor Stores Corp.* (Retail)	22	300
Apogee Enterprises, Inc. (Building Materials)	20	280
Apollo Investment Corp. (Investment Companies)	62	591
Applied Industrial Technologies, Inc. (Machinery-Diversified)	16	353
Applied Micro Circuits Corp.* (Semiconductors)	30	224
Arch Chemicals, Inc. (Chemicals)	16	494
ArcSight, Inc.* (Telecommunications)	8	205
Ardea Biosciences, Inc.* (Pharmaceuticals)	10	140
Arena Pharmaceuticals, Inc.* (Biotechnology)	40	142
Arena Resources, Inc.* (Oil & Gas)	18	776
Ares Capital Corp. (Investment Companies)	38	473
Argo Group International Holdings, Ltd.* (Insurance)	20	583
Argon ST, Inc.* (Aerospace/Defense)	12	261
Ariba, Inc.* (Internet)	36	451
Arkansas Best Corp. (Transportation)	12	353
ArQule, Inc.* (Biotechnology)	30	111
Array BioPharma, Inc.* (Pharmaceuticals)	56	157
Arris Group, Inc.* (Telecommunications)	44	503
Art Technology Group, Inc.* (Internet)	54	244
Aruba Networks, Inc.* (Telecommunications)	20	213

See accompanying notes to the financial statements.

12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

ArvinMeritor, Inc.* (Auto Parts & Equipment)	34	$380
Asbury Automotive Group, Inc.* (Retail)	14	161
Ashford Hospitality Trust* (REIT)	42	195
AsiaInfo Holdings, Inc.* (Internet)	12	366
Assured Guaranty, Ltd. (Insurance)	20	435
Astec Industries, Inc.* (Machinery-Construction & Mining)	10	269
Astoria Financial Corp. (Savings & Loans)	40	497
ATC Technology Corp.* (Auto Parts & Equipment)	14	334
athenahealth, Inc.* (Software)	10	452
Atheros Communications* (Telecommunications)	22	753
Atlantic Tele-Network, Inc. (Environmental Control)	4	220
Atlas Air Worldwide Holdings, Inc.* (Transportation)	8	298
Atlas Energy, Inc. (Oil & Gas)	20	603
ATMI, Inc.* (Semiconductors)	16	298
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	16	480
Avid Technology, Inc.* (Software)	20	255
Avis Budget Group, Inc.* (Commercial Services)	34	446
AZZ, Inc.* (Miscellaneous Manufacturing)	8	262
Badger Meter, Inc. (Electronics)	6	239
Balchem Corp. (Chemicals)	12	402
Baldor Electric Co. (Hand/Machine Tools)	22	618
Baldwin & Lyons, Inc.—Class B (Insurance)	14	345
Bally Technologies, Inc.* (Entertainment)	18	743
BancFirst Corp. (Banks)	8	296
Bank Mutual Corp. (Banks)	48	332
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	28	342
Barnes Group, Inc. (Miscellaneous Manufacturing)	24	406
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	20	320
Belden, Inc. (Electrical Components & Equipment)	22	482
Benchmark Electronics, Inc.* (Electronics)	28	529
Berry Petroleum Co.—Class A (Oil & Gas)	20	583
Bill Barrett Corp.* (Oil & Gas)	20	622
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	8	314
BioMed Realty Trust, Inc. (REIT)	36	568
Black Box Corp. (Telecommunications)	8	227
Blackbaud, Inc. (Software)	20	473
Blackboard, Inc.* (Software)	12	545
Blount International, Inc.* (Machinery-Diversified)	24	242
Blue Coat Systems, Inc.* (Internet)	16	457
Bob Evans Farms, Inc. (Retail)	16	463
Boston Private Financial Holdings, Inc. (Banks)	40	231
Bowne & Co., Inc. (Commercial Services)	1	7
BPZ Resources, Inc.* (Oil & Gas)	32	304
Brady Corp.—Class A (Electronics)	20	600
Brigham Exploration Co.* (Oil & Gas)	48	650
Bristow Group, Inc.* (Transportation)	12	461
Brooks Automation, Inc.* (Semiconductors)	40	343
Brown Shoe Co., Inc. (Retail)	24	237
Bruker Corp.* (Healthcare-Products)	18	217
Brunswick Corp. (Leisure Time)	36	458
Brush Engineered Materials, Inc.* (Mining)	12	222
Buffalo Wild Wings, Inc.* (Retail)	8	322
CACI International, Inc.—Class A* (Computers)	12	586
Calamos Asset Management, Inc. (Diversified Financial Services)	12	138
Calgon Carbon Corp.* (Environmental Control)	18	250
California Water Service Group (Water)	12	442
Capella Education Co.* (Commercial Services)	6	452
Capstead Mortgage Corp. (REIT)	26	355
CardioNet, Inc.* (Healthcare-Products)	12	71
Carrizo Oil & Gas, Inc.* (Oil & Gas)	16	424
Carter’s, Inc.* (Apparel)	20	525
Casey’s General Stores, Inc. (Retail)	18	575
Cash America International, Inc. (Retail)	10	350
Cass Information Systems, Inc. (Banks)	8	243
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	14	511
Cathay Bancorp, Inc. (Banks)	22	166
Cavium Networks, Inc.* (Semiconductors)	14	334
CBIZ, Inc.* (Commercial Services)	60	462
CEC Entertainment, Inc.* (Retail)	10	319
Celera Corp.* (Biotechnology)	32	221
Centene Corp.* (Healthcare-Services)	16	339
Central Garden & Pet Co.—Class A* (Household Products/Wares)	22	219
Century Aluminum Co.* (Mining)	24	389
Cenveo, Inc.* (Commercial Services)	36	315
Cepheid, Inc.* (Healthcare-Products)	26	324
Ceradyne, Inc.* (Miscellaneous Manufacturing)	12	231
Charming Shoppes, Inc.* (Retail)	44	285
Chart Industries, Inc.* (Machinery-Diversified)	12	199
Chattem, Inc.* (Cosmetics/Personal Care)	4	373
Checkpoint Systems, Inc.* (Electronics)	20	305
Cheesecake Factory, Inc.* (Retail)	22	475
Chemed Corp. (Commercial Services)	10	480
Chemical Financial Corp. (Banks)	20	472
Churchill Downs, Inc. (Entertainment)	8	299
Cincinnati Bell, Inc.* (Telecommunications)	100	345
CIRCOR International, Inc. (Metal Fabricate/Hardware)	10	252
Cirrus Logic, Inc.* (Semiconductors)	40	273
Citi Trends, Inc.* (Retail)	6	166
City Holding Co. (Banks)	12	388
CKE Restaurants, Inc. (Retail)	32	271
CKX, Inc.* (Media)	28	148
Clarcor, Inc. (Miscellaneous Manufacturing)	18	584
Clean Harbors, Inc.* (Environmental Control)	6	358
Clearwater Paper Corp.* (Forest Products & Paper)	6	330
Coeurd’Alene Mines Corp.* (Mining)	19	343
Coinstar, Inc.* (Commercial Services)	14	389
Coldwater Creek, Inc.* (Retail)	30	134
Collective Brands, Inc.* (Retail)	22	501
Colonial Properties Trust (REIT)	28	328
Community Bank System, Inc. (Banks)	26	502
Commvault Systems, Inc.* (Software)	16	379
Compellent Technologies, Inc.* (Computers)	10	227
Complete Production Services, Inc.* (Oil & Gas Services)	44	572
Computer Programs & Systems, Inc. (Software)	6	276
comScore, Inc.* (Internet)	10	176
Comtech Telecommunications Corp.* (Telecommunications)	10	351
Conceptus, Inc.* (Healthcare-Products)	14	263
Concur Technologies, Inc.* (Software)	14	598
CONMED Corp.* (Healthcare-Products)	18	410
Conseco, Inc.* (Insurance)	80	400
Consolidated Communications Holdings, Inc. (Telecommunications)	22	385
Contango Oil & Gas Co.* (Oil & Gas)	6	282
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	26	521
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	10	330
Corinthian Colleges, Inc.* (Commercial Services)	26	358
CRA International, Inc.* (Commercial Services)	8	213
Cracker Barrel Old Country Store, Inc. (Retail)	10	380
Crocs, Inc.* (Apparel)	28	161
CSG Systems International, Inc.* (Software)	22	420
Cubic Corp. (Electronics)	8	298
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	20	379
Curtiss-Wright Corp. (Aerospace/Defense)	16	501
Cyberonics, Inc.* (Healthcare-Products)	14	286

See accompanying notes to the financial statements.

13

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

CyberSource Corp.* (Internet)	24	$483
Cymer, Inc.* (Electronics)	12	461
Cypress Bioscience, Inc.* (Pharmaceuticals)	22	127
Darling International, Inc.* (Environmental Control)	38	318
DCT Industrial Trust, Inc. (REIT)	72	361
DealerTrack Holdings, Inc.* (Internet)	18	338
Deckers Outdoor Corp.* (Apparel)	4	407
Delphi Financial Group, Inc.—Class A (Insurance)	18	403
Delta Petroleum Corp.* (Oil & Gas)	74	77
Deluxe Corp. (Commercial Services)	24	355
Denny ’s Corp.* (Retail)	80	175
Developers Diversified Realty Corp. (REIT)	58	537
Dexcom, Inc.* (Healthcare-Products)	20	162
DHT Maritime, Inc. (Transportation)	56	206
Diamond Foods, Inc. (Food)	8	284
DiamondRock Hospitality Co. (REIT)	46	390
Digital River, Inc.* (Internet)	14	378
Dillards, Inc.—Class A (Retail)	22	406
DineEquity, Inc.* (Retail)	4	97
Diodes, Inc.* (Semiconductors)	12	245
Dionex Corp.* (Electronics)	8	591
Dolan Media* (Media)	12	123
Dollar Financial Corp.* (Commercial Services)	12	284
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	8	205
Domtar Corp.* (Forest Products & Paper)	18	997
Dress Barn, Inc.* (Retail)	22	508
Drew Industries, Inc.* (Building Materials)	16	330
Drill-Quip, Inc.* (Oil & Gas Services)	12	678
Durect Corp.* (Pharmaceuticals)	58	143
Dycom Industries, Inc.* (Engineering & Construction)	16	128
E* TRADE Financial Corp.* (Diversified Financial Services)	174	305
EarthLink, Inc. (Internet)	50	416
East West Bancorp, Inc. (Banks)	32	506
EastGroup Properties, Inc. (REIT)	12	459
Eastman Kodak Co.* (Miscellaneous Manufacturing)	110	464
Eclipsys Corp.* (Software)	20	370
eHealth, Inc.* (Insurance)	12	197
Electro Scientific Industries, Inc.* (Electronics)	22	238
Electronics for Imaging, Inc.* (Computers)	30	390
EMCOR Group, Inc.* (Engineering & Construction)	24	646
Emeritus Corp.* (Healthcare-Services)	12	225
Employers Holdings, Inc. (Insurance)	22	337
Emulex Corp.* (Semiconductors)	30	327
Encore Wire Corp. (Electrical Components & Equipment)	12	253
EnergySolutions, Inc. (Environmental Control)	28	238
EnerSys* (Electrical Components & Equipment)	16	350
Ennis, Inc. (Household Products/Wares)	22	369
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	14	370
Entegris, Inc.* (Semiconductors)	64	338
Entertainment Properties Trust (REIT)	18	635
EPIQ Systems, Inc.* (Software)	16	224
Equity Lifestyle Properties, Inc. (REIT)	14	707
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	10	359
Esterline Technologies Corp.* (Aerospace/Defense)	14	571
Euronet Worldwide, Inc.* (Commercial Services)	22	483
ev3, Inc.* (Healthcare-Products)	26	347
Evercore Partners, Inc.—Class A (Diversified Financial Services)	8	243
Exelixis, Inc.* (Biotechnology)	48	354
Exponent, Inc.* (Commercial Services)	12	334
Extra Space Storage, Inc. (REIT)	42	485
F.N.B. Corp. (Banks)	42	285
Fair Isaac Corp. (Software)	22	469
Federal Signal Corp. (Miscellaneous Manufacturing)	32	193
FEI Co.* (Electronics)	14	327
FelCor Lodging Trust, Inc.* (REIT)	40	144
Financial Federal Corp. (Diversified Financial Services)	16	440
First BanCorp (Banks)	42	97
First Commonwealth Financial Corp. (Banks)	52	242
First Financial Bancorp (Banks)	30	437
First Financial Corp. (Banks)	8	244
First Merchants Corp. (Banks)	34	202
First Midwest Bancorp, Inc. (Banks)	32	348
FirstMerit Corp. (Banks)	30	604
Flagstone Reinsurance Holdings, Ltd. (Insurance)	34	372
Flushing Financial Corp. (Savings & Loans)	22	248
Force Protection, Inc.* (Auto Manufacturers)	24	125
Forestar Group, Inc.* (Real Estate)	16	352
FormFactor, Inc.* (Semiconductors)	22	479
Fossil, Inc.* (Household Products/Wares)	18	604
FPIC Insurance Group, Inc.* (Insurance)	10	386
Franklin Electric Co., Inc. (Hand/Machine Tools)	14	407
Franklin Street Properties Corp. (REIT)	24	351
Fred’s, Inc. (Retail)	20	204
Fresh Del Monte Produce, Inc.* (Food)	16	354
Fuller (H.B.) Co. (Chemicals)	24	546
FX Energy, Inc.* (Oil & Gas)	38	108
Gartner Group, Inc.* (Commercial Services)	24	433
General Communication, Inc.—Class A* (Telecommunications)	28	179
General Maritime Corp. (Oil & Gas Services)	28	196
Genesco, Inc.* (Retail)	10	275
Genesee & Wyoming, Inc.—Class A* (Transportation)	14	457
Genoptix, Inc.* (Healthcare-Services)	8	284
GeoEye, Inc.* (Telecommunications)	8	223
GFI Group, Inc. (Diversified Financial Services)	26	119
Glacier Bancorp, Inc. (Banks)	26	357
Glatfelter (Forest Products & Paper)	32	389
Global Cash Access Holdings, Inc.* (Commercial Services)	18	135
Global Industries, Ltd.* (Oil & Gas Services)	48	342
Globecomm Systems, Inc.* (Telecommunications)	28	219
GMX Resources, Inc.* (Oil & Gas)	18	247
Golar LNG, Ltd.* (Transportation)	22	282
Goodrich Petroleum Corp.* (Oil & Gas)	12	292
GrafTech International, Ltd.* (Electrical Components & Equipment)	46	715
Gran Tierra Energy, Inc.* (Oil & Gas)	82	470
Granite Construction, Inc. (Engineering & Construction)	12	404
Graphic Packaging Holding Co.* (Packaging & Containers)	58	201
Greatbatch, Inc.* (Electrical Components & Equipment)	12	231
Group 1 Automotive, Inc.* (Retail)	10	284
GulfMark Offshore, Inc.* (Transportation)	14	396
Haemonetics Corp.* (Healthcare-Products)	8	441
Halozyme Therapeutics, Inc.* (Biotechnology)	40	235
Hancock Holding Co. (Banks)	10	438
Harleysville National Corp. (Banks)	44	283
Harmonic, Inc.* (Telecommunications)	50	317
Harris Stratex Networks, Inc.—Class A* (Telecommunications)	30	207
Harte-Hanks, Inc. (Advertising)	28	302
Hatteras Financial Corp. (REIT)	12	336
Haynes International, Inc. (Metal Fabricate/Hardware)	8	264
Headwaters, Inc.* (Energy-Alternate Sources)	38	248

See accompanying notes to the financial statements.

14

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Healthcare Realty Trust, Inc. (REIT)	28	$601
Healthcare Services Group, Inc. (Commercial Services)	20	429
HEALTHSOUTH Corp.* (Healthcare-Services)	26	488
HealthSpring, Inc.* (Healthcare-Services)	20	352
Healthways, Inc.* (Healthcare-Services)	14	257
Heartland Express, Inc. (Transportation)	24	366
Heartland Payment Systems, Inc. (Commercial Services)	18	236
HEICO Corp. (Aerospace/Defense)	10	443
Heidrick & Struggles International, Inc. (Commercial Services)	14	437
Helen of Troy, Ltd.* (Household Products/Wares)	16	391
Hercules Offshore, Inc.* (Oil & Gas Services)	60	287
Herman Miller, Inc. (Office Furnishings)	22	352
Hexcel Corp.* (Aerospace/Defense Equipment)	40	519
Highwoods Properties, Inc. (REIT)	24	800
HMS Holdings Corp.* (Commercial Services)	10	487
Home Federal Bancorp, Inc. (Savings & Loans)	22	293
Home Properties, Inc. (REIT)	16	763
Horace Mann Educators Corp. (Insurance)	22	275
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	18	419
Horsehead Holding Corp.* (Mining)	22	281
Hot Topic, Inc.* (Retail)	24	153
HSN, Inc.* (Retail)	18	363
Hub Group, Inc.—Class A* (Transportation)	14	376
Human Genome Sciences, Inc.* (Biotechnology)	50	1,530
Huron Consulting Group, Inc.* (Commercial Services)	8	184
Iconix Brand Group, Inc.* (Apparel)	26	329
ICU Medical, Inc.* (Healthcare-Products)	8	292
II-VI, Inc.* (Electronics)	12	382
Immucor, Inc.* (Healthcare-Products)	24	486
ImmunoGen, Inc.* (Biotechnology)	30	236
Impax Laboratories, Inc.* (Pharmaceuticals)	22	299
Independent Bank Corp./MA (Banks)	18	376
Infinera Corp.* (Telecommunications)	26	231
Infinity Property & Casualty Corp. (Insurance)	12	488
Informatica Corp.* (Software)	30	776
Information Services Group, Inc.* (Commercial Services)	66	209
Inland Real Estate Corp. (REIT)	58	473
Innospec, Inc. (Chemicals)	14	141
Insight Enterprises, Inc.* (Retail)	18	206
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	12	273
Insteel Industries, Inc. (Miscellaneous Manufacturing)	20	260
InterDigital, Inc.* (Telecommunications)	16	425
Interface, Inc.—Class A (Office Furnishings)	24	199
Intermec, Inc.* (Machinery-Diversified)	30	386
Interval Leisure Group, Inc.* (Leisure Time)	16	200
Intevac, Inc.* (Machinery-Diversified)	22	252
Invacare Corp. (Healthcare-Products)	20	499
inVentiv Health, Inc.* (Advertising)	16	259
ION Geophysical Corp.* (Oil & Gas Services)	54	320
IPC The Hospitalist Co.* (Healthcare-Services)	6	200
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	32	355
J. Crew Group, Inc.* (Retail)	14	626
j2 Global Communications, Inc.* (Internet)	20	407
Jack Henry & Associates, Inc. (Computers)	32	740
Jack in the Box, Inc.* (Retail)	24	472
Jackson Hewitt Tax Service, Inc.* (Commercial Services)	22	97
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	22	267
James River Coal Co.* (Coal)	14	259
JetBlue Airways Corp.* (Airlines)	86	469
Jo-Ann Stores, Inc.* (Retail)	12	435
John Bean Technologies Corp. (Miscellaneous Manufacturing)	14	238
Jones Apparel Group, Inc. (Apparel)	34	546
Jos. A. Bank Clothiers, Inc.* (Retail)	8	338
K-Swiss, Inc.—Class A* (Apparel)	30	298
Kaiser Aluminum Corp. (Mining)	8	333
Kaman Corp. (Aerospace/Defense)	14	323
Kaydon Corp. (Metal Fabricate/Hardware)	12	429
KBW, Inc.* (Diversified Financial Services)	10	274
Kelly Services, Inc.—Class A* (Commercial Services)	26	310
Kenexa Corp.* (Commercial Services)	14	183
Key Energy Services, Inc.* (Oil & Gas Services)	64	563
Keynote Systems, Inc. (Internet)	22	240
Kforce, Inc.* (Commercial Services)	30	375
Kindred Healthcare, Inc.* (Healthcare-Services)	16	295
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	32	493
Knight Transportation, Inc. (Transportation)	24	463
Knightsbridge Tankers, Ltd. (Transportation)	16	212
Kopin Corp.* (Semiconductors)	42	176
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	10	304
L-1 Identity Solutions, Inc.* (Electronics)	34	255
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	8	238
Laclede Group, Inc. (Gas)	12	405
Ladish Co., Inc.* (Metal Fabricate/Hardware)	14	211
Lakeland Financial Corp. (Banks)	12	207
Lancaster Colony Corp. (Miscellaneous Manufacturing)	8	398
Lance, Inc. (Food)	16	421
Landauer, Inc. (Commercial Services)	6	368
LaSalle Hotel Properties (REIT)	24	510
Lawson Software, Inc.* (Software)	64	426
Lexington Realty Trust (REIT)	54	328
LHC Group, Inc.* (Healthcare-Services)	8	269
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	54	117
Littelfuse, Inc.* (Electrical Components & Equipment)	14	450
Live Nation, Inc.* (Commercial Services)	42	357
Liz Claiborne, Inc.* (Apparel)	62	349
Loral Space & Communications, Inc.* (Telecommunications)	4	126
Louisiana-Pacific Corp.* (Forest Products & Paper)	54	377
Lufkin Industries, Inc. (Oil & Gas Services)	8	586
Luminex Corp.* (Healthcare-Products)	16	239
M&F Worldwide Corp.* (Food)	8	316
Magellan Health Services, Inc.* (Healthcare-Services)	14	570
MainSource Financial Group, Inc. (Banks)	24	115
ManTech International Corp.—Class A* (Software)	8	386
Marcus Corp. (Lodging)	20	256
MarketAxess Holdings, Inc. (Diversified Financial Services)	16	222
Martek Biosciences Corp.* (Biotechnology)	18	341
Masimo Corp.* (Healthcare-Products)	20	608
MasTec, Inc.* (Telecommunications)	20	250
Matrix Service Co.* (Oil & Gas Services)	16	170
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	14	496
Max Capital Group, Ltd. (Insurance)	18	401
MB Financial, Inc. (Banks)	28	552
McGrath Rentcorp (Commercial Services)	12	268
McMoRan Exploration Co.* (Oil & Gas)	38	305
Meadowbrook Insurance Group, Inc. (Insurance)	38	281
MedAssets, Inc.* (Software)	16	339
Mediacom Communications Corp.—Class A* (Media)	32	143

See accompanying notes to the financial statements.

15

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Medical Properties Trust, Inc. (REIT)	40	$400
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	22	595
Mentor Graphics Corp.* (Computers)	42	371
MercadoLibre, Inc.* (Commercial Services)	8	415
Meridian Bioscience, Inc. (Healthcare-Products)	14	302
Merit Medical Systems, Inc.* (Healthcare-Products)	18	347
Meritage Homes Corp.* (Home Builders)	10	193
MF Global, Ltd.* (Diversified Financial Services)	18	125
MFA Financial, Inc. (REIT)	74	544
MGE Energy, Inc. (Electric)	16	572
MGIC Investment Corp.* (Insurance)	34	197
Microsemi Corp.* (Semiconductors)	30	532
Mid-America Apartment Communities, Inc. (REIT)	12	579
Middlesex Water Co. (Water)	26	458
MKS Instruments, Inc.* (Semiconductors)	28	487
Mobile Mini, Inc.* (Storage/Warehousing)	22	310
ModusLink Global Solutions, Inc.* (Internet)	24	226
Momenta Pharmaceuticals, Inc.* (Biotechnology)	16	202
Monolithic Power Systems, Inc.* (Semiconductors)	14	336
Montpelier Re Holdings, Ltd. (Insurance)	46	797
Moog, Inc.—Class A* (Aerospace/Defense)	16	468
Move, Inc.* (Internet)	72	120
MPS Group, Inc.* (Commercial Services)	56	769
Mueller Industries, Inc. (Metal Fabricate/Hardware)	16	397
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	50	260
National CineMedia, Inc. (Entertainment)	16	265
National Financial Partners* (Diversified Financial Services)	16	129
National Penn Bancshares, Inc. (Banks)	56	324
National Presto Industries, Inc. (Housewares)	4	437
National Retail Properties, Inc. (REIT)	30	637
Natus Medical, Inc.* (Healthcare-Products)	20	296
Navigant Consulting Co.* (Commercial Services)	24	357
NBT Bancorp, Inc. (Banks)	18	367
Nektar Therapeutics* (Biotechnology)	36	336
Neogen Corp.* (Pharmaceuticals)	14	331
Net 1 UEPS Technologies, Inc.* (Commercial Services)	20	388
Netezza Corp.* (Computers)	24	233
NETGEAR, Inc.* (Telecommunications)	16	347
Netlogic Microsystems, Inc.* (Semiconductors)	8	370
Neutral Tandem, Inc.* (Telecommunications)	10	228
NewAlliance Bancshares, Inc. (Savings & Loans)	44	528
NewMarket Corp. (Chemicals)	4	459
Newpark Resources, Inc.* (Oil & Gas Services)	62	262
Newport Corp.* (Electronics)	40	368
NIC, Inc. (Internet)	32	292
Nicor, Inc. (Gas)	18	758
Nordson Corp. (Machinery-Diversified)	12	734
Northwest Natural Gas Co. (Gas)	12	540
Novatel Wireless, Inc.* (Telecommunications)	18	143
NPS Pharmaceuticals, Inc.* (Biotechnology)	40	136
NTELOS Holdings Corp. (Telecommunications)	14	249
Nu Skin Enterprises, Inc. (Retail)	24	645
NuVasive, Inc.* (Healthcare-Products)	12	384
Ocwen Financial Corp.* (Diversified Financial Services)	14	134
OfficeMax, Inc.* (Retail)	36	457
Old Dominion Freight Line, Inc.* (Transportation)	10	307
Old National Bancorp (Banks)	40	497
Olin Corp. (Chemicals)	34	596
OM Group, Inc.* (Chemicals)	12	377
OMEGA Healthcare Investors, Inc. (REIT)	42	817
Omnicell, Inc.* (Software)	18	210
OmniVision Technologies, Inc.* (Semiconductors)	24	349
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	20	587
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	10	113
optionsXpress Holdings, Inc. (Diversified Financial Services)	16	247
Orbital Sciences Corp.* (Aerospace/Defense)	28	427
Orient-Express Hotels, Ltd.—Class A* (Lodging)	24	243
Oriental Financial Group, Inc. (Banks)	14	151
Orion Marine Group, Inc.* (Engineering & Construction)	8	168
Orthofix International N.V.* (Healthcare-Products)	10	310
Orthovita, Inc.* (Healthcare-Products)	34	119
Otter Tail Corp. (Electric)	16	397
Owens & Minor, Inc. (Distribution/Wholesale)	14	601
Pacific Sunwear of California, Inc.* (Retail)	32	127
PacWest Bancorp (Banks)	14	282
PAETEC Holding Corp.* (Telecommunications)	58	241
Palm, Inc.* (Computers)	24	241
Palomar Medical Technologies, Inc.* (Healthcare-Products)	10	101
Papa John’s International, Inc.* (Retail)	12	280
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	16	433
Parametric Technology Corp.* (Software)	42	686
PAREXEL International Corp.* (Commercial Services)	20	282
Park Electrochemical Corp. (Electronics)	16	442
Parker Drilling Co.* (Oil & Gas)	64	317
PDL BioPharma, Inc. (Biotechnology)	46	316
Pegasystems, Inc. (Software)	8	272
Penn Virginia Corp. (Oil & Gas)	22	468
PetMed Express, Inc. (Pharmaceuticals)	16	282
Petroleum Development* (Oil & Gas)	14	255
PetroQuest Energy, Inc.* (Oil & Gas)	28	172
Pharmasset, Inc.* (Pharmaceuticals)	16	331
PharMerica Corp.* (Pharmaceuticals)	16	254
Phase Forward, Inc.* (Software)	20	307
PHH Corp.* (Commercial Services)	18	290
PHI, Inc.* (Transportation)	8	166
PICO Holdings, Inc.* (Water)	10	327
Piedmont Natural Gas Co., Inc. (Gas)	26	695
Pinnacle Entertainment, Inc.* (Entertainment)	24	216
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	8	405
Plantronics, Inc. (Telecommunications)	20	520
Platinum Underwriters Holdings, Ltd. (Insurance)	18	689
Plexus Corp.* (Electronics)	18	513
PNM Resources, Inc. (Electric)	34	430
Polaris Industries, Inc. (Leisure Time)	10	436
Polycom, Inc.* (Telecommunications)	28	699
PolyOne Corp.* (Chemicals)	68	508
Polypore International, Inc.* (Miscellaneous Manufacturing)	14	167
Portland General Electric Co. (Electric)	28	571
Post Properties, Inc. (REIT)	20	392
Potlatch Corp. (Forest Products & Paper)	18	574
Powell Industries, Inc.* (Electrical Components & Equipment)	6	189
Power Integrations, Inc. (Semiconductors)	12	436
Powerwave Technologies, Inc.* (Telecommunications)	74	93
Premiere Global Services, Inc.* (Telecommunications)	26	215
PrivateBancorp, Inc. (Banks)	10	90
ProAssurance Corp.* (Insurance)	14	752
Progress Software Corp.* (Software)	22	643
Prospect Capital Corp. (Investment Companies)	16	189
Prosperity Bancshares, Inc. (Banks)	16	648
Provident New York Bancorp (Savings & Loans)	46	388
PSS World Medical, Inc.* (Healthcare-Products)	24	542
Psychiatric Solutions, Inc.* (Healthcare-Services)	16	338
See accompanying notes to the financial statements.

16

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Quanex Building Products Corp. (Building Materials)	22	$373
Quantum Corp.* (Computers)	108	316
Quest Software, Inc.* (Software)	28	515
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	30	143
Quidel Corp.* (Healthcare-Products)	16	220
Quiksilver, Inc.* (Apparel)	60	121
Rackspace Hosting, Inc.* (Internet)	22	459
Radian Group, Inc. (Insurance)	36	263
Raven Industries, Inc. (Miscellaneous Manufacturing)	10	318
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	14	341
RC2 Corp.* (Toys/Games/Hobbies)	8	118
RCN Corp.* (Telecommunications)	28	304
Redwood Trust, Inc. (REIT)	26	376
Regal-Beloit Corp. (Hand/Machine Tools)	22	1,143
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	20	484
Regis Corp. (Retail)	20	311
RehabCare Group, Inc.* (Healthcare-Services)	8	243
Renasant Corp. (Banks)	18	245
Rent-A-Center, Inc.* (Commercial Services)	24	425
Res-Care, Inc.* (Healthcare-Services)	20	224
Resources Connection, Inc.* (Commercial Services)	20	424
RF Micro Devices, Inc.* (Telecommunications)	88	420
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	14	133
Rimage Corp.* (Computers)	12	208
Riverbed Technology, Inc.* (Computers)	18	413
RLI Corp. (Insurance)	12	639
Robbins & Myers, Inc. (Machinery-Diversified)	12	282
Rock-Tenn Co.—Class A (Forest Products & Paper)	14	706
Rockwood Holdings, Inc.* (Chemicals)	22	518
Rofin-Sinar Technologies, Inc.* (Electronics)	14	331
Rollins, Inc. (Commercial Services)	18	347
Rosetta Resources, Inc.* (Oil & Gas)	32	638
RTI Biologics, Inc.* (Healthcare-Products)	32	123
RTI International Metals, Inc.* (Mining)	14	352
Ruby Tuesday, Inc.* (Retail)	22	158
Ruddick Corp. (Food)	20	515
S.Y. Bancorp, Inc. (Banks)	10	214
S1 Corp.* (Internet)	36	235
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	24	610
Sally Beauty Holdings, Inc.* (Retail)	44	337
Sanderson Farms, Inc. (Food)	8	337
Sandy Spring Bancorp, Inc. (Banks)	16	142
Sapient Corp.* (Internet)	40	331
Savient Pharmaceuticals, Inc.* (Biotechnology)	14	191
SAVVIS, Inc.* (Telecommunications)	18	253
ScanSource, Inc.* (Distribution/Wholesale)	14	374
SCBT Financial Corp. (Banks)	12	332
School Specialty, Inc.* (Retail)	16	374
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	8	563
Seattle Genetics, Inc.* (Biotechnology)	40	406
Selective Insurance Group, Inc. (Insurance)	28	461
Semtech Corp.* (Semiconductors)	28	476
Sensient Technologies Corp. (Chemicals)	22	579
Shenandoah Telecommunications Co. (Telecommunications)	12	244
ShoreTel, Inc.* (Telecommunications)	20	116
Shuffle Master, Inc.* (Entertainment)	26	214
Signature Bank* (Banks)	14	447
Silicon Graphics International Corp.* (Computers)	46	322
Simmons First National Corp.—Class A (Banks)	10	278
Simpson Manufacturing Co., Inc. (Building Materials)	18	484
Sinclair Broadcast Group, Inc.—Class A* (Media)	80	322
Skechers U.S.A., Inc.—Class A* (Apparel)	20	588
SkyWest, Inc. (Airlines)	30	508
Skyworks Solutions, Inc.* (Semiconductors)	54	766
Smart Balance, Inc.* (Food)	32	192
Smith Corp. (Miscellaneous Manufacturing)	12	521
Smith Micro Software, Inc.* (Software)	20	183
Solera Holdings, Inc. (Software)	22	792
Solutia, Inc.* (Chemicals)	36	457
Sonic Automotive, Inc.* (Retail)	10	104
Sonic Corp.* (Retail)	36	363
SONICWALL, Inc.* (Internet)	50	381
SonoSite, Inc.* (Healthcare-Products)	14	331
Sonus Networks, Inc.* (Telecommunications)	98	207
Sotheby’s (Commercial Services)	12	270
Southside Bancshares, Inc. (Banks)	14	275
Southwest Gas Corp. (Gas)	24	685
Spartan Motors, Inc. (Auto Parts & Equipment)	12	68
Spartech Corp. (Chemicals)	12	123
Spherion Corp.* (Commercial Services)	26	146
SRA International, Inc.—Class A* (Computers)	16	306
Stage Stores, Inc. (Retail)	20	247
Standard Microsystems Corp.* (Semiconductors)	16	332
Standard Pacific Corp.* (Home Builders)	56	209
Stein Mart, Inc.* (Retail)	12	128
StellarOne Corp. (Banks)	14	139
Stepan Co. (Chemicals)	6	389
STERIS Corp. (Healthcare-Products)	22	615
Sterling Bancorp (Banks)	36	257
Sterling Bancshares, Inc. (Banks)	44	226
Steven Madden, Ltd.* (Apparel)	10	412
Stewart Enterprises, Inc.—Class A (Commercial Services)	40	206
Stifel Financial Corp.* (Diversified Financial Services)	10	592
Stone Energy Corp.* (Oil & Gas)	22	397
Sun Communities, Inc. (REIT)	20	395
Sun Healthcare Group, Inc.* (Healthcare-Services)	30	275
Sunstone Hotel Investors, Inc.* (REIT)	38	337
Superior Industries International, Inc. (Auto Parts & Equipment)	18	275
Susquehanna Bancshares, Inc. (Banks)	62	365
SVB Financial Group* (Banks)	10	417
Swift Energy Co.* (Oil & Gas)	24	575
Sycamore Networks, Inc. (Telecommunications)	9	188
Sykes Enterprises, Inc.* (Computers)	18	458
Symmetry Medical, Inc.* (Healthcare-Products)	24	193
Symyx Technologies, Inc.* (Chemicals)	20	110
Syniverse Holdings, Inc.* (Telecommunications)	22	385
SYNNEX Corp.* (Software)	10	307
Take-Two Interactive Software, Inc.* (Software)	26	261
Taleo Corp.—Class A* (Software)	14	329
Tanger Factory Outlet Centers, Inc. (REIT)	14	546
Technitrol, Inc. (Electronics)	20	88
Tekelec* (Telecommunications)	28	428
Teledyne Technologies, Inc.* (Aerospace/Defense)	14	537
TeleTech Holdings, Inc.* (Commercial Services)	14	280
Tempur-Pedic International, Inc.* (Home Furnishings)	24	567
Tennant Co. (Machinery-Diversified)	14	367
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	20	355
Terremark Worldwide, Inc.* (Internet)	36	246
Tessera Technologies, Inc.* (Semiconductors)	16	372
Tetra Tech, Inc.* (Environmental Control)	20	543
TETRA Technologies, Inc.* (Oil & Gas Services)	40	443
Texas Capital Bancshares, Inc.* (Banks)	22	307
Texas Roadhouse, Inc.—Class A* (Retail)	24	270
The Andersons, Inc. (Agriculture)	8	207
The Buckle, Inc. (Retail)	10	293
The Cato Corp.—Class A (Retail)	16	321

See accompanying notes to the financial statements.

17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

The Children’s Place Retail Stores, Inc.* (Retail)	10	$330
The Corporate Executive Board Co. (Commercial Services)	16	365
The Geo Group, Inc.* (Commercial Services)	20	438
The Gymboree Corp.* (Apparel)	10	435
The Hain Celestial Group, Inc.* (Food)	20	340
The Men’s Wearhouse, Inc. (Retail)	22	463
The Pantry, Inc.* (Retail)	10	136
The Pep Boys—Manny, Moe & Jack (Retail)	22	186
The Phoenix Cos., Inc. (Insurance)	50	139
The Ryland Group, Inc. (Home Builders)	16	315
The Timberland Co.—Class A* (Apparel)	24	430
The Ultimate Software Group, Inc.* (Software)	12	352
The Warnaco Group, Inc.* (Apparel)	16	675
The Wet Seal, Inc.—Class A* (Retail)	58	200
Theravance, Inc.* (Pharmaceuticals)	20	261
Thoratec Corp.* (Healthcare-Products)	20	538
THQ, Inc.* (Software)	30	151
Tibco Software, Inc.* (Internet)	70	674
Ticketmaster Entertainment, Inc.* (Commercial Services)	22	269
Titan International, Inc. (Auto Parts & Equipment)	22	178
TiVo, Inc.* (Home Furnishings)	36	366
TNS, Inc.* (Commercial Services)	10	257
Tower Group, Inc. (Insurance)	16	375
Tractor Supply Co.* (Retail)	12	636
TradeStation Group, Inc.* (Diversified Financial Services)	36	284
Tredegar Corp. (Miscellaneous Manufacturing)	20	316
TreeHouse Foods, Inc.* (Food)	12	466
TriQuint Semiconductor, Inc.* (Semiconductors)	58	348
Triumph Group, Inc. (Aerospace/Defense)	8	386
True Religion Apparel, Inc.* (Apparel)	12	222
TrueBlue, Inc.* (Commercial Services)	34	504
TrustCo Bank Corp. NY (Banks)	56	353
Trustmark Corp. (Banks)	22	496
TTM Technologies, Inc.* (Electronics)	30	346
Tupperware Corp. (Household Products/Wares)	20	931
Tutor Perini Corp.* (Engineering & Construction)	10	181
Tyler Technologies, Inc.* (Computers)	22	438
UAL Corp.* (Airlines)	60	775
UIL Holdings Corp. (Electric)	18	505
UMB Financial Corp. (Banks)	14	551
Umpqua Holdings Corp. (Banks)	28	375
Union Bankshares Corp. (Banks)	10	124
Unisource Energy Corp. (Electric)	16	515
Unisys Corp.* (Computers)	12	463
United Fire & Casualty Co. (Insurance)	16	292
United Natural Foods, Inc.* (Food)	16	428
United Online, Inc. (Internet)	42	302
United Rentals, Inc.* (Commercial Services)	36	353
United Stationers, Inc.* (Distribution/Wholesale)	10	568
Universal Forest Products, Inc. (Building Materials)	10	368
Universal Health Realty Income Trust (REIT)	14	448
US Airways Group, Inc.* (Airlines)	74	358
USEC, Inc.* (Mining)	46	177
VAALCO Energy, Inc. (Oil & Gas)	46	209
Valassis Communications, Inc.* (Commercial Services)	20	365
ValueClick, Inc.* (Internet)	36	364
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	8	90
Varian, Inc.* (Electronics)	12	618
Veeco Instruments, Inc.* (Semiconductors)	18	595
VeriFone Holdings, Inc.* (Software)	30	491
ViaSat, Inc.* (Telecommunications)	12	381
ViroPharma, Inc.* (Pharmaceuticals)	34	285
VIVUS, Inc.* (Healthcare-Products)	34	312
Vocus, Inc.* (Internet)	10	180
Volcano Corp.* (Healthcare-Products)	20	348
W&T Offshore, Inc. (Oil & Gas)	28	328
W.R. Grace & Co.* (Chemicals)	26	659
Walter Investment Management Corp. (REIT)	6	86
Washington REIT (REIT)	22	606
Washington Trust Bancorp, Inc. (Banks)	14	218
Watsco, Inc. (Distribution/Wholesale)	6	294
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	14	665
Watts Water Technologies, Inc.—Class A (Electronics)	16	495
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	34	394
WD-40 Co. (Household Products/Wares)	12	388
Websense, Inc.* (Internet)	20	349
Webster Financial Corp. (Banks)	30	356
WellCare Health Plans, Inc.* (Healthcare-Services)	14	515
Werner Enterprises, Inc. (Transportation)	20	396
WesBanco, Inc. (Banks)	18	222
West Pharmaceutical Services, Inc. (Healthcare-Products)	16	627
Westamerica Bancorp (Banks)	10	554
Westfield Financial, Inc. (Banks)	38	314
Weyco Group, Inc. (Apparel)	8	189
WGL Holdings, Inc. (Gas)	20	671
Willbros Group, Inc.* (Oil & Gas Services)	22	371
Winn-Dixie Stores, Inc.* (Food)	24	241
Wintrust Financial Corp. (Banks)	14	431
Wolverine World Wide, Inc. (Apparel)	24	653
Woodward Governor Co. (Electronics)	22	567
World Acceptance Corp.* (Diversified Financial Services)	8	287
World Fuel Services Corp. (Retail)	24	643
World Wrestling Entertainment, Inc. (Entertainment)	22	337
Worthington Industries, Inc. (Metal Fabricate/Hardware)	26	340
Wright Express Corp.* (Commercial Services)	16	510
Wright Medical Group, Inc.* (Healthcare-Products)	20	379
XenoPort, Inc.* (Pharmaceuticals)	14	260
Zenith National Insurance Corp. (Insurance)	20	596
Zep, Inc. (Chemicals)	12	208
Zoll Medical Corp.* (Healthcare-Products)	14	374
Zoran Corp.* (Semiconductors)	24	265

TOTAL COMMON STOCKS
(Cost $185,918)		281,799

Repurchase Agreements (96.2%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $652,000 (Collateralized by $666,000 U.S. Treasury Notes, 1.00%, 12/31/11, market value $665,163)	$652,000	652,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $311,000 (Collateralized by $319,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $318,953)	311,000	311,000

See accompanying notes to the financial statements.

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,033,000 (Collateralized by $3,019,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $3,098,817)	$3,033,000	$3,033,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $91,000 (Collateralized by $94,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $94,353)	91,000	91,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $160,000 (Collateralized by $151,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $163,294)	160,000	160,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,247,000)		4,247,000

TOTAL INVESTMENT SECURITIES
(Cost $4,432,918)—102.6%		4,528,799
Net other assets (liabilities)—(2.6)%		(115,217)

NET ASSETS—100.0%		$4,413,582

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $190,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,196,004	$(15,287)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,972,684	(38,059)
ProFund VP Small-Cap invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$561	NM
Aerospace/Defense	4,377	0.1%
Aerospace/Defense Equipment	519	NM
Agriculture	207	NM
Airlines	2,813	0.1%
Apparel	6,340	0.2%
Auto Manufacturers	125	NM
Auto Parts & Equipment	2,111	NM
Banks	18,081	0.4%
Biotechnology	6,230	0.1%
Building Materials	2,225	NM
Chemicals	6,566	0.1%
Coal	259	NM
Commercial Services	19,242	0.4%
Computers	5,878	0.1%
Cosmetics/Personal Care	715	NM
Distribution/Wholesale	2,487	0.1%
Diversified Financial Services	4,437	0.1%
Electric	2,990	NM
Electrical Components & Equipment	2,670	0.1%
Electronics	8,224	0.1%
Energy-Alternate Sources	248	NM
Engineering & Construction	1,800	0.1%
Entertainment	2,074	0.1%
Environmental Control	2,166	NM
Food	4,259	NM
Forest Products & Paper	4,330	0.2%
Gas	3,754	0.1%
Hand/Machine Tools	2,168	0.2%
Healthcare-Products	13,077	0.3%
Healthcare-Services	5,673	NM
Home Builders	717	NM
Home Furnishings	933	NM
Household Products/Wares	3,411	0.2%
Housewares	437	NM
Insurance	10,494	0.4%
Internet	8,115	0.1%
Investment Companies	1,462	NM
Leisure Time	1,094	NM
Lodging	651	NM
Machinery-Construction & Mining	269	NM
Machinery-Diversified	3,309	0.1%
Media	736	NM
Metal Fabricate/Hardware	2,732	0.1%
Mining	2,679	NM
Miscellaneous Manufacturing	7,339	0.1%
Office Furnishings	551	NM
Oil & Gas	9,102	0.5%
Oil & Gas Services	5,209	0.1%
Packaging & Containers	201	NM
Pharmaceuticals	7,301	0.1%
REIT	16,716	0.4%
Real Estate	352	NM
Retail	16,751	0.4%
Savings & Loans	1,954	NM
Semiconductors	9,202	0.2%
Software	12,785	0.4%
Storage/Warehousing	310	NM
Telecommunications	13,774	0.3%
Toys/Games/Hobbies	385	NM
Transportation	4,739	0.1%
Trucking & Leasing	256	NM
Water	1,227	NM
Other**	4,131,783	93.6%

Total	$4,413,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$281,799	$–	$281,799
Repurchase Agreements	–	4,247,000	4,247,000

Total Investment Securities	281,799	4,247,000	4,528,799

Other Financial Instruments^	–	(53,346)	(53,346)

Total Investments	$281,799	$4,193,654	$4,475,453

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$4,432,918

Securities, at value	281,799
Repurchase agreements, at value	4,247,000

Total Investment Securities, at value	4,528,799
Cash	417
Dividends receivable	320
Receivable for investments sold	550
Receivable from Advisor	2,255
Prepaid expenses	9

Total Assets	4,532,350

Liabilities:
Payable for capital shares redeemed	53,645
Unrealized loss on swap agreements	53,346
Administration fees payable	151
Administrative services fees payable	3,037
Distribution fees payable	3,073
Trustee fees payable	12
Transfer agency fees payable	447
Fund accounting fees payable	303
Compliance services fees payable	63
Other accrued expenses	4,691

Total Liabilities	118,768

Net Assets	$4,413,582

Net Assets consist of:
Capital	$4,904,990
Accumulated net investment income (loss)	(67)
Accumulated net realized gains (losses) on investments	(533,876)
Net unrealized appreciation (depreciation) on investments	42,535

Net Assets	$4,413,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	197,085

Net Asset Value (offering and redemption price per share)	$22.39

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$13,640
Interest	2,562

Total Investment Income	16,202

Expenses:
Advisory fees	31,018
Management services fees	4,136
Administration fees	1,743
Transfer agency fees	2,606
Administrative services fees	9,903
Distribution fees	10,339
Custody fees	12,136
Fund accounting fees	8,554
Trustee fees	57
Compliance services fees	76
Other fees	14,388

Total Gross Expenses before reductions	94,956
Less Expenses reduced by the Advisor	(23,358)

Total Net Expenses	71,598

Net Investment Income (Loss)	(55,396)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	245,183
Net realized gains (losses) on futures contracts	(396,738)
Net realized gains (losses) on swap agreements	356,779
Change in net unrealized appreciation/depreciation on investments	(292,903)

Net Realized and Unrealized Gains (Losses) on Investments	(87,679)

Change in Net Assets Resulting from Operations	$(143,075)

See accompanying notes to the financial statements.

21

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(55,396)	$(147,324)
Net realized gains (losses) on investments	205,224	946,642
Change in net unrealized appreciation/depreciation on investments	(292,903)	(5,740,525)

Change in net assets resulting from operations	(143,075)	(4,941,207)

Distributions to Shareholders From:
Net investment income	—	(145,273)
Net realized gains on investments	—	(5,293,282)

Change in net assets resulting from distributions	—	(5,438,555)

Capital Transactions:
Proceeds from shares issued	197,414,026	57,258,918
Dividends reinvested	—	5,438,555
Value of shares redeemed	(195,672,112)	(118,028,326)

Change in net assets resulting from capital transactions	1,741,914	(55,330,853)

Change in net assets	1,598,839	(65,710,615)
Net Assets:
Beginning of period	2,814,743	68,525,358

End of period	$4,413,582	$2,814,743

Accumulated net investment income (loss)	$(67)	$—

Share Transactions:
Issued	10,569,204	2,612,478
Reinvested	—	209,578
Redeemed	(10,530,714)	(4,894,957)

Change in shares	38,490	(2,072,901)

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the
	year ended		year ended	year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.75		$30.71	$37.24	$32.95	$35.93

Investment Activities:
Net investment income (loss)(a)	(0.25)		(0.10)	0.06	0.17	— (b)
Net realized and unrealized gains (losses) on investments	4.89	(c)	(9.82)	(0.82)	4.65	1.04

Total income (loss) from investment activities	4.64		(9.92)	(0.76)	4.82	1.04

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.28)	—	—
Net realized gains on investments	—		(2.96)	(5.49)	(0.53)	(4.02)

Total distributions	—		(3.04)	(5.77)	(0.53)	(4.02)

Net Asset Value, End of Period	$22.39		$17.75	$30.71	$37.24	$32.95

Total Return	26.14%		(35.44)%	(2.21)%	14.75%	2.81%

Ratios to Average Net Assets:
Gross expenses	2.30%		1.65%	1.61%	1.59%	1.60%
Net expenses	1.73%	(d)	1.62%	1.56%	1.55%	1.60%
Net investment income (loss)	(1.34)%		(0.37)%	0.15%	0.47%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,414		$2,815	$68,525	$119,948	$117,108
Portfolio turnover rate(e)	840%		69%	40%	53%	67%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

23

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2009, the Fund had a total return of 32.30%, compared to a return of 29.50%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Unilever (+31.69%), HSBC Holdings PLC (+29.32%), and BP PLC (+24.03%), while the bottom three performers in this group were Novartis AG (+9.39%), Vodafone Group PLC (+12.96%), and GlaxoSmithKline PLC (+13.36%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 1999 to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	10 Year	Gross	Net

ProFund VP Europe 30	10/18/1999	32.30%	1.52%	–1.73%	1.68%	1.68%

ProFunds Europe 30 Index	10/18/1999	29.50%	0.27%	–2.56%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	33.35%	3.58%	0.81%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

24

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	6.0%
BHP Billiton PLC	5.9%
Royal Dutch Shell PLC—Class A	5.5%
BP PLC	5.4%
Novartis AG	4.9%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Financial	18%
Energy	18%
Basic Materials	13%
Industrial	12%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	43%
Switzerland	22%
Netherlands	4%
France	9%
Germany	9%
Luxembourg	6%
Finland	2%
Ireland	2%
Sweden	2%
Greece	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Common Stocks† (98.7%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	82,151	$1,569,084
ACE, Ltd. (Insurance)	23,264	1,172,506
Alcon, Inc. (Healthcare-Products)	11,632	1,911,719
ArcelorMittal (Iron/Steel)	47,255	2,161,916
AstraZeneca PLC (Pharmaceuticals)	39,985	1,876,896
Barclays PLC (Banks)	79,243	1,394,677
BHP Billiton PLC (Mining)	57,433	3,667,097
BP PLC (Oil & Gas)	58,160	3,371,535
Covidien PLC (Healthcare-Products)	30,534	1,462,273
Credit Suisse Group (Diversified Financial Services)	35,623	1,751,227
Deutsche Bank AG (Banks)	21,810	1,546,547
Diageo PLC (Beverages)	23,991	1,665,215
DryShips, Inc.* (Transportation)	119,955	698,138
GlaxoSmithKline PLC (Pharmaceuticals)	60,341	2,549,407
HSBC Holdings PLC (Banks)	65,430	3,735,399
Nokia, Corp. (Telecommunications)	106,142	1,363,925
Novartis AG (Pharmaceuticals)	56,706	3,086,507
Rio Tinto PLC (Mining)	9,451	2,035,651
Royal Dutch Shell PLC—Class A (Oil & Gas)	57,433	3,452,298
Sanofi-Aventis (Pharmaceuticals)	63,249	2,483,788
SAP AG (Software)	35,623	1,667,513
Siemens AG (Miscellaneous Manufacturing)	23,264	2,133,309
Telefonaktiebolaget LM Ericsson
(Telecommunications)	137,403	1,262,733
Tenaris S.A. (Iron/Steel)	36,350	1,550,327
Total Fina S.A. (Oil & Gas)	46,528	2,979,653
Transocean, Ltd.* (Oil & Gas)	15,267	1,264,108
Tyco International, Ltd. (Miscellaneous Manufacturing)	37,804	1,348,847
UBS AG* (Diversified Financial Services)	98,872	1,533,505
Unilever N.V. (Food)	74,881	2,420,903
Vodafone Group PLC (Telecommunications)	115,593	2,669,042

TOTAL COMMON STOCKS
(Cost $45,688,958)		61,785,745

Repurchase Agreements (0.8%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated12/31/09, with a repurchase price of $77,000 (Collateralized by $78,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $78,601)	$77,000	77,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $36,000 (Collateralized by $37,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $36,995)	36,000	36,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $357,000 (Collateralized by $350,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $368,495)	357,000	357,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $10,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $11,041)	10,000	10,000

See accompanying notes to the financial statements.

25

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $21,000 (Collateralized by $20,000 U.S. Treasury Notes, 4.63%, 8/31/11, market value $21,514)	$21,000	$21,000

TOTAL REPURCHASE AGREEMENTS
(Cost $501,000)		501,000

TOTAL INVESTMENT SECURITIES
(Cost $46,189,958)—99.5%		62,286,745
Net other assets (liabilities)—0.5%		328,709

NET ASSETS—100.0%		$62,615,454

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $555,000)	10	$12,328

ProFund VP Europe 30 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$6,676,623	10.7%
Beverages	1,665,215	2.7%
Diversified Financial Services	3,284,732	5.2%
Engineering & Construction	1,569,084	2.5%
Food	2,420,903	3.9%
Healthcare-Products	3,373,992	5.3%
Insurance	1,172,506	1.9%
Iron/Steel	3,712,243	5.9%
Mining	5,702,748	9.1%
Miscellaneous Manufacturing	3,482,156	5.5%
Oil & Gas	11,067,594	17.7%
Pharmaceuticals	9,996,598	16.0%
Software	1,667,513	2.7%
Telecommunications	5,295,700	8.5%
Transportation	698,138	1.1%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Finland	$1,363,925	2.2%
France	5,463,441	8.7%
Germany	5,347,369	8.6%
Greece	698,138	1.1%
Ireland	1,462,273	2.3%
Luxembourg	3,712,243	5.9%
Netherlands	2,420,903	3.9%
Sweden	1,262,733	2.0%
Switzerland	13,637,503	21.8%
United Kingdom	26,417,217	42.2%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$61,785,745	$–	$61,785,745
Repurchase Agreements	–	501,000	501,000

Total Investment Securities	61,785,745	501,000	62,286,745

Other Financial Instruments^	12,328	–	12,328

Total Investments	$61,798,073	$501,000	$62,299,073

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$46,189,958

Securities, at value	61,785,745
Repurchase agreements, at value	501,000

Total Investment Securities, at value	62,286,745
Cash	559
Segregated cash balances with brokers for
futures contracts	55,825
Dividends receivable	120,648
Receivable for capital shares issued	285,397
Prepaid expenses	93

Total Assets	62,749,267

Liabilities:
Payable for capital shares redeemed	3,728
Variation margin on futures contracts	5,625
Advisory fees payable	26,237
Management services fees payable	3,498
Administration fees payable	2,105
Administrative services fees payable	22,370
Distribution fees payable	19,984
Trustee fees payable	165
Transfer agency fees payable	6,235
Fund accounting fees payable	4,211
Compliance services fees payable	824
Other accrued expenses	38,831

Total Liabilities	133,813

Net Assets	$62,615,454

Net Assets consist of:
Capital	$74,712,920
Accumulated net investment income (loss)	652,355
Accumulated net realized gains (losses) on investments	(28,858,936)
Net unrealized appreciation (depreciation) on investments	16,109,115

Net Assets	$62,615,454

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,973,476

Net Asset Value (offering and redemption price per share)	$21.06

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,511,599
Interest	264
Foreign tax withholding	(121,668)

Total Investment Income	1,390,195

Expenses:
Advisory fees	331,436
Management services fees	44,191
Administration fees	18,480
Transfer agency fees	27,724
Administrative services fees	135,384
Distribution fees	110,479
Custody fees	6,231
Fund accounting fees	37,628
Trustee fees	558
Compliance services fees	694
Other fees	75,337

Total Gross Expenses before reductions	788,142
Less Expenses reduced by the Advisor	(50,302)

Total Net Expenses	737,840

Net Investment Income (Loss)	652,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,450,713)
Net realized gains (losses) on futures contracts	(2,081)
Change in net unrealized appreciation/depreciation on investments	14,864,519

Net Realized and Unrealized Gains (Losses) on Investments	9,411,725

Change in Net Assets Resulting from Operations	$10,064,080

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$652,355	$1,427,460
Net realized gains (losses) on investments	(5,452,794)	7,584,508
Change in net unrealized appreciation/depreciation on investments	14,864,519	(43,990,756)

Change in net assets resulting from operations	10,064,080	(34,978,788)

Distributions to Shareholders From:
Net investment income	(1,427,460)	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	(1,427,460)	(10,441,455)

Capital Transactions:
Proceeds from shares issued	92,890,019	129,378,880
Dividends reinvested	1,427,460	10,441,455
Value of shares redeemed	(71,745,674)	(194,714,538)

Change in net assets resulting from capital transactions	22,571,805	(54,894,203)

Change in net assets	31,208,425	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$62,615,454	$31,407,029

Accumulated net investment income (loss)	$652,355	$1,427,460

Share Transactions:
Issued	5,097,910	4,195,717
Reinvested	69,328	453,385
Redeemed	(4,118,026)	(6,432,016)

Change in shares	1,049,212	(1,782,914)

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains (losses) on investments	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net assets, end of period (000’s)	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2009, the Fund had a total return of 32.18%, compared to a total return of –25.33%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S.Treasury. As of December 31, 2009 the most recent Long Bond issued carried a maturity date of November 15, 2039 and a 4.375% coupon.

The most recently issued 30-year U.S.Treasury Bond had a total return of –25.33% for the twelve months ended December 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 2.68% on 12/31/08 to 4.63% on 12/31/09. The Long Bond’s total return of –25.33% for the period consisted of 4.07% derived from the yield of the bond and –29.40% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	32.18%	–4.64%	–7.58%	1.66%	1.66%

30-year U.S. Treasury Bond	5/1/2002	–25.33%	4.53%	6.17%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	–13.17%	5.16%	6.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3  The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
30

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(118)%
Options	NM

Total Exposure	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Repurchase Agreements (98.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,269,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $11,255,738)	$11,035,000	$11,035,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,259,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $11,257,344)	11,035,000	11,035,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $10,623,000 of various U.S. Treasury Securities, 0.12%‡–4.88%, 5/20/10–6/13/18, market value $11,256,989)	11,035,000	11,035,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,215,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $11,257,214)	11,035,000	11,035,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,094,765 of various U.S. Treasury Obligations, 0.88%–4.63%, 4/15/10–1/15/12, market value $11,255,769)	11,035,000	11,035,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,175,000)		55,175,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 160, expiring 5/21/10	150	1,799

TOTAL OPTIONS PURCHASED
(Cost $2,692)		1,799

TOTAL INVESTMENT SECURITIES
(Cost $55,177,692)—98.9%		55,176,799
Net other assets (liabilities)—1.1%		632,949

NET ASSETS—100.0%		$55,809,748

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $7,420,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $3,689,000)	32	$94,012

See accompanying notes to the financial statements.
31

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$(65,876,000)	$(517,740)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	(191,500)	(1,578)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$55,175,000	$55,175,000
Options Purchased	–	1,799	1,799

Total Investment Securities	–	55,176,799	55,176,799

Other Financial Instruments^	94,012	(519,318)	(425,306)

Total Investments	$94,012	$54,657,481	$54,751,493

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.
32

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$55,177,692

Securities, at value	1,799
Repurchase agreements, at value	55,175,000

Total Investment Securities, at value	55,176,799
Segregated cash balances with brokers for futures contracts	104,850
Receivable for capital shares issued	1,164,962
Variation margin on futures contracts	17,000
Prepaid expenses	150

Total Assets	56,463,761

Liabilities:
Payable for capital shares redeemed	593
Unrealized loss on swap agreements	519,318
Advisory fees payable	32,716
Management services fees payable	4,362
Administration fees payable	1,928
Administrative services fees payable	22,007
Distribution fees payable	21,647
Trustee fees payable	151
Transfer agency fees payable	5,603
Fund accounting fees payable	3,856
Compliance services fees payable	831
Other accrued expenses	41,001

Total Liabilities	654,013

Net Assets	$55,809,748

Net Assets consist of:
Capital	$120,164,181
Accumulated net realized gains (losses) on investments	(63,928,234)
Net unrealized appreciation (depreciation) on investments	(426,199)

Net Assets	$55,809,748

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,905,808

Net Asset Value (offering and redemption price per share)	$14.29

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$49,350

Expenses:
Advisory fees	401,742
Management services fees	53,565
Administration fees	22,320
Transfer agency fees	34,063
Administrative services fees	154,030
Distribution fees	133,914
Custody fees	5,834
Fund accounting fees	45,748
Trustee fees	732
Compliance services fees	801
Other fees	77,174

Total Gross Expenses before reductions	929,923
Less Expenses reduced by the Advisor	(37,853)

Total Net Expenses	892,070

Net Investment Income (Loss)	(842,720)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,586)
Net realized gains (losses) on futures contracts	(52,658)
Net realized gains (losses) on swap agreements	14,182,139
Change in net unrealized appreciation/depreciation on investments	(1,019,323)

Net Realized and Unrealized Gains (Losses) on Investments	13,104,572

Change in Net Assets Resulting from Operations	$12,261,852

See accompanying notes to the financial statements.
33

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(842,720)	$291,473
Net realized gains (losses) on investments	14,123,895	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(1,019,323)	3,373,447

Change in net assets resulting from operations	12,261,852	(23,500,236)

Distributions to Shareholders From:
Net investment income	(291,473)	(3,641,751)

Change in net assets resulting from distributions	(291,473)	(3,641,751)

Capital Transactions:
Proceeds from shares issued	197,711,133	236,195,897
Dividends reinvested	291,473	3,641,751
Value of shares redeemed	(190,752,996)	(251,146,625)

Change in net assets resulting from capital transactions	7,249,610	(11,308,977)

Change in net assets	19,219,989	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$55,809,748	$36,589,759

Accumulated net investment income (loss)	$—	$291,473

Share Transactions:
Issued	14,725,896	13,703,100
Reinvested	21,591	225,356
Redeemed	(14,208,014)	(14,612,839)

Change in shares	539,473	(684,383)

See accompanying notes to the financial statements.
34

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
35

PROFUNDS VP

Notes to Financial Statements
December 31, 2009

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

36

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of December 31, 2009, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2009, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2009, the ProFunds VP did not hold any when-issued securities.

37

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are

38

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

39

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of December 31, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
Primary Risk		Assets and	Total	Assets and	Total
Exposure	Fund	Liabilities Location	Fair Value*	Liabilities Location	Fair Value*

Equity Contracts	ProFund VP Bull	Variation margin on	$28,476	Unrealized loss on	$187,596
	ProFund VP Small-Cap	futures contracts	–	swap agreements	53,346
	ProFund VP Europe 30		12,328		–
Interest Rate	ProFund VP Rising Rates	Securities, at value**	95,811	Unrealized loss on	519,318
Contracts	Opportunity	and variation margin		swap agreements
		on futures contracts

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

40

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The following is the effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2009:

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Bull	Net realized gains (losses)	$3,976,560	$(437,528)
	ProFund VP Small-Cap	on futures contracts and	(39,959)	(102,917)
	ProFund VP Europe 30	swap agreements/change	(2,081)	12,328
		in unrealized appreciation/
		depreciation on investments
Interest Rate Contracts	ProFund VP Rising Rates	Net realized gains (losses)	14,123,895	(1,019,323)
	Opportunity	on investment securities*,
		futures contracts and
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

41

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $171,000 ($342,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the year ended December 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

42

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires
	04/30/12	04/30/13	Total

ProFund VP Bull	$126,900	$58,005	$184,905
ProFund VP Small-Cap	1,788	21,570	23,358
ProFund VP Europe 30	36,510	44,684	81,194
ProFund VP Rising Rates Opportunity	36,185	24,122	60,307

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

	Purchases	Sales

ProFund VP Bull	$85,142,454	$73,533,299
ProFund VP Small-Cap	10,933,577	12,127,464
ProFund VP Europe 30	86,300,961	64,568,506

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

43

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	Total

ProFund VP Bull	$—	$—	$—	$9,247,517	$—	$9,247,517
ProFund VP Small-Cap	—	—	—	—	85,570	85,570
ProFund VP Europe 30	—	—	—	—	3,481,257	3,481,257
ProFund VP Rising Rates Opportunity	8,365,460	22,965,205	5,366,257	27,138,193	—	63,835,115

As of the tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/17	Total

ProFund VP Small-Cap	$—	$—	$—	$425,053	$425,053
ProFund VP Europe 30	6,933,404	3,450,241	3,425,937	—	13,809,582

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$686,731	$—	$686,731
ProFund VP Europe 30	1,427,460	—	1,427,460
ProFund VP Rising Rates Opportunity	291,473	—	291,473

44

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Bull	$—	$1,550,179	$1,550,179
ProFund VP Small-Cap	1,419,150	4,019,405	5,438,555
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

As of the tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$135,672	$—	$—	$(9,247,517)	$11,193,913	$2,082,068
ProFund VP Small-Cap	—	—	—	(510,623)	19,215	(491,408)
ProFund VP Europe 30	652,355	—	—	(17,290,839)	4,541,018	(12,097,466)
ProFund VP Rising Rates Opportunity	—	—	—	(63,835,115)	(519,318)	(64,354,433)

At December 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull	$95,554,563	$26,953,885	$(15,572,376)	$11,381,509
ProFund VP Small-Cap	4,456,238	97,394	(24,833)	72,561
ProFund VP Europe 30	57,745,727	16,138,590	(11,597,572)	4,541,018
ProFund VP Rising Rates Opportunity	55,177,692	—	—	—

45

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Small-Cap, ProFund VP Europe 30 and ProFund VP Rising Rates Opportunity (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2010

46

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Bull	100.00%
ProFund VP Europe 30	15.90%

47

PROFUNDS VP

Board Approval of Investment Advisory Agreement
December 31, 2009
(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the“Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to its deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

48

PROFUNDS VP

Board Approval of Investment Advisory Agreement (continued)
December 31, 2009
(unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2009.The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

49

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2009 and held for the entire period from July 1, 2009 through December 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Bull	$1,000.00	$1,218.30	$9.39	1.68%
ProFund VP Small-Cap	1,000.00	1,243.90	9.50	1.68%
ProFund VP Europe 30	1,000.00	1,235.20	9.47	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,004.80	8.49	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

50

PROFUNDS VP

Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		to present	Managing Director (May 2007	Trust (3);
Suite 1000			to present); Directorship	ProShares
Bethesda, MD 20814			Search Group, Inc. (Executive	Trust (78)
Birth Date: 7/57			Recruitment): President
(May 2004 to May 2007).

Michael C. Wachs	Trustee	Indefinite;	Spring Mill Capital	ProFunds (112);	AMC
c/o ProFunds		October 1997	Management, LLC	Access One	Delancey
7501 Wisconsin Avenue,		to present	(Commercial Real Estate	Trust (3);	Group, Inc.
Suite 1000			Investment): Principal	ProShares
Bethesda, MD 20814			(August 2009 to Present);	Trust (78)
Birth Date: 10/61			AMC Delancey Group, Inc.
(Real Estate Development):
Executive Vice President
(January 2001 to August 2009).
Interested Trustee
Michael L. Sapir**	Trustee and	Indefinite;	Chief Executive Officer	ProFunds (112);	None
7501 Wisconsin Avenue,	Chairman	April 1997	of the Advisor (April 1997	Access One
Suite 1000	of the Board	to present	to present); ProShare	Trust (3);
Bethesda, MD 20814			Advisors LLC (November 2005	ProShares
Birth Date: 5/58			to present); ProShare	Trust (78)
Capital Management LLC
(June 2008 to present).

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to present);
Birth Date: 8/62			ProShare Capital Management
LLC (June 2008 to present).

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief Compliance
7501 Wisconsin Avenue,	Officer	September 2004 to present	Officer of the Advisor
Suite 1000			(October 2002 to present);
Bethesda, MD 20814			Counsel and Chief Compliance
Birth Date: 10/58			Officer of ProShare Advisors
LLC (December 2004 to
present); Chief Compliance Officer
of the Distributor (March 2008
to April 2009).

51

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy R. Doberman	Chief Legal Officer	Indefinite;	General Counsel of the Advisor
7501 Wisconsin Avenue,	and Secretary	June 2009 to present	and ProShare Capital
Suite 1000			Management LLC (April 2009 to
Bethesda, MD 20814			present); Managing Director
Birth Date: 3/62			Morgan Stanley Investment
Management (July 2004 to
April 2009).
Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of Regulatory
100 Summer Street,		December 2008 to present	Administration, Citi Fund
Boston, MA 02110			Services Ohio, Inc.
Birth Date: 9/70			(September 2008 to present);
Senior Counsel, MetLife, Inc.
(October 2004 to
September 2008).
Christopher E. Sabato	Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		September 2009 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc., since 2006
Birth Date: 12/68			and had been employed by Citi
Fund Services Ohio, Inc. in
various other roles since 1993.
Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		March 2006 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc.
Birth Date: 11/63			(September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

52

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P.O. Box 182800 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/09

ULTRA PROFUND VP UltraBull INVERSE PROFUND VP Bear SECTOR PROFUND VP Biotechnology NON-EQUITY PROFUND VP Rising Rates Opportunity
DECEMBER 31, 2009
Annual Report

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements
1	ProFund VP UltraBull
11	ProFund VP Bear
17	ProFund VP Biotechnology
23	ProFund VP Rising Rates Opportunity

29	Notes to Financial Statements

39	Report of Independent Registered Public Accounting Firm

40	Additional Tax Information

41	Board Approval of Investment Advisory Agreement

43	Expense Examples

44	Trustees and Officers

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2009.

Stocks finished strong after weak start

This year produced strong returns in most asset classes, but only after the dramatic decline in U.S. stock prices reversed direction in March 2009. Large-cap and mid-cap stocks rose 26.47% and 37.37%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 27.16%1. At the same time, stock market volatility declined during the period, as measured by the CBOE VIX, a well-known volatility index, reaching lows during the fourth quarter not seen since the deepening of the financial crisis in late August 2008. The VIX ended the year at 21.68, near the low for the year.

Most U.S. sectors rose during the period, but performance varied widely. Leading sectors included internet, semiconductors, basic materials and technology sectors, all rising over 60%. Financials, telecommunications, oil and gas and pharmaceuticals rose as well, but less than the overall market. Biotech and utilities also showed smaller gains.

International stocks rose for the year. Developed markets outside the U.S. and Canada rose 31.78%, as measured by the MSCI EAFE® Index. Emerging markets gained as well, rising 65.16%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar decline

U.S. Bonds declined in price during the period, with the Long Bond declining 25.33% and the 10-year Treasury declining 10.18%, as measured by the Ryan Labs 30- and 10- Year Bond Indexes. The dollar declined 4.00% during the year against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

1All investment performance index figures above reflect total return performance. You may not invest directly in an index.
i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2009:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Market Conditions Affecting Benchmark and Fund Performance – All ProFunds VP

General Factors Affecting Benchmark and Fund Performance:

Fifty (50) ProFunds VP were in existence for the entire period covered by this annual report. Below we review general economic factors and market events, as well as index performance, for the entire year of 2009.

Economy:

The economic environment continued to deteriorate at the onset of 2009. However, according to gross domestic product (GDP) data, the severe recession endured by the U.S. ended sometime during the second or third quarter when key components such as housing, retail sales, exports, and factory shipments stabilized. Overall, real GDP was down –2.4% in 2009.

The unemployment rate increased steadily throughout the year to 10% in December. Over the past twelve months the Consumer Price Index for All Urban Consumers rose 2.7%. The larger increase this year was primarily due to the energy index component, which rose 18.2% after falling 21.3% in 2008. Single family home sales rose 5%, helped by government support, but the single-family home median price was down 11.9% from 2008. Distressed homes accounted for 36% of total sales last year.

The Federal Reserve implemented a number of emergency lending programs designed to support the liquidity of financial institutions and foster improved conditions in financial markets. The U.S. Government sold a record $2.1 trillion of debt to help fund stimulus programs and bailouts. The Federal Open Market Committee maintained the target range for the federal funds rate at 0.00% to 0.25% throughout the year. The Treasury took several key steps during the second quarter to assist the domestic automotive industry in becoming financially viable, but both Chrysler and General Motors filed for bankruptcy protection.

The Troubled Asset Relief Program (TARP), put in place in 2008 to address the subprime mortgage crisis, saw the first repayments at the end of the first quarter 2009. Throughout the rest of the year major banking organizations raised substantial amounts of new common equity in public markets and took other steps to improve their capital bases and this allowed them to repay TARP loans. On a cumulative basis, financial institutions repaid during the year about $162 billion of capital.

Credit markets benefited from Government intervention. High yield, corporate bonds, and junk bonds surged in 2009 as investors looked toward riskier assets. U.S. Treasuries, however, sagged due to the reversal of the “flight to quality” that occurred in 2008. The most recently issued 30-year U.S. Treasury Bond fell 25.33% in 2009, as measured by the Ryan Labs 30 Year Treasury Index.

Precious metals delivered a strong performance during the period. Gold was up 25.04%, its ninth year of positive performance. The U.S. Dollar extended losses, weakening –2.49% against the Euro, –9.70% and against the Pound, and –13.59% against the Canadian Dollar. It strengthened 2.63% against the Japanese Yen.

Index Performance2:

For the one year period ending December 31, 2009, the U.S. equity market posted positive returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was up +26.47% for the period. The S&P MidCap 400 Index was up +37.37%, the Dow Jones Industrial Average increased +22.70%, the Russell 2000 Index increased +27.16%, and the NASDAQ-100 Index was up +54.63% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Banks had a negative performance in 2009, posting a return of –1.02%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Internet (+80.28%), Semiconductors (+66.98%), Basic Materials (+65.51%), and Technology (+64.48%). Sectors substantially underperforming the broad market were Banks (–1.02%), Biotechnology (+5.13%), Telecommunications (+9.86%), and Utilities (+12.58%). The remaining sectors posted less dramatic returns. Outperforming the S&P 500 Index were Precious Metals (+37.58%), Consumer Services (+33.68%), and Real Estate (+30.81%). Underperforming the S&P 500 Index were Financials (+17.11%), Oil & Gas (+17.26%), Pharmaceuticals (+19.09%), Health Care (+21.71%), Consumer Goods (+23.86%) and Industrials (+26.07%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value throughout the capitalization spectrum: Small-Cap Growth +28.34% versus Small-Cap Value +22.85%; Mid-Cap Growth +41.22% versus Mid-Cap Value +33.75%; and Large-Cap Growth +31.58% versus Large-Cap Value +21.19%.

International equity markets posted positive returns generally outperformed the broad U.S. market indexes. In Asia, Japan’s Nikkei 225 Stock Average was up +18.37% in U.S. Dollar terms (+21.05% in yen terms). The ProFunds Asia 30 Index increased +55.78%. The Bank of New York Mellon’s Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +65.16%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +31.78%, assuming net dividends reinvested. The ProFund Europe 30 Index was up +29.50%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned –25.33%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was down –4.00% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 Index for the year 2009 was 27.27%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Pharmaceuticals Index. The volatility of each index is shown below.

Underlying Index	One Year Return[5]	Index Volatility

Dow Jones U.S. Banks Index	–1.02%	79.51%
Dow Jones U.S. Real Estate Index	30.81%	65.33%
Dow Jones Precious Metals Index	37.58%	46.44%
Dow Jones U.S. Financials Index	17.11%	59.78%
Bank of New York Mellon Emerging Markets 50 ADR Index	65.16%	37.58%
ProFunds Asia 30 Index	55.78%	39.56%
Dow Jones U.S. Basic Materials Index	65.51%	40.79%
Dow Jones U.S. Oil & Gas Index	17.26%	33.73%
Dow Jones U.S. Semiconductors Index	66.98%	36.93%
Russell 2000 Index	27.16%	36.22%
S&P SmallCap 600/Citigroup Value Index	22.85%	38.37%
Dow Jones Internet Composite Index	80.28%	31.33%
ProFunds Europe 30 Index	29.50%	33.02%
Nikkei 225 Stock Average[6]	18.37%	27.86%
S&P MidCap 400/Citigroup Value Index	33.75%	34.60%
Dow Jones U.S. Telecommunications Index	9.86%	25.09%
S&P 500/Citigroup Value Index	21.19%	31.02%
S&P MidCap 400 Index	37.37%	32.38%
NASDAQ-100 Index	54.63%	26.46%
S&P MidCap 400/Citigroup Growth Index	41.22%	30.54%
Dow Jones U.S. Technology Index	64.48%	28.07%
S&P 500 Index	26.47%	27.27%
Dow Jones U.S. Industrials Index	26.07%	32.61%
S&P SmallCap 600/Citigroup Growth Index	28.34%	32.29%
Dow Jones U.S. Consumer Services Index	33.68%	26.27%
S&P 500/Citigroup Growth Index	31.58%	24.62%
Dow Jones U.S. Utilities Index	12.58%	21.34%
Dow Jones Industrial Average	22.70%	24.20%
MSCI EAFE Index	31.78%	24.33%
Dow Jones U.S. Biotechnology Index	5.13%	22.73%
Dow Jones U.S. Pharmaceuticals Index	19.09%	19.81%
Dow Jones U.S. Health Care Index	21.71%	20.07%
Dow Jones U.S. Consumer Goods Index	23.86%	19.23%
U.S. Dollar Index	–4.00%	10.95%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 0.39% at the beginning of the year, dropping to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one- times this rate plus a spread, while each Short, and UltraShort ProFunds VP essentially receives two and three-times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures.These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]
The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index). Performances are total return except for the ProFunds Europe 30 Index, ProFunds Asia 30 Index, and the U.S. Dollar Index.

[6]	U.S. Dollar terms

iv

ProFund VP UltraBull

The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500® Index. Prior to May 1, 2003, ProFund VP UltraBull was named “ProFund VP Bull Plus” and sought daily investment results, before fees and expenses, which corresponded to 150% of the daily performance of the S&P 500 Index. For the year ended December 31, 2009, the Fund had a total return of 44.64%, compared to a total return of 26.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Microsoft Corp (+56.79%), and International Business Machines Corp (+55.54%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Procter & Gamble Co (–1.92%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraBull from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraBull	1/22/2001	44.64%	–9.69%	–7.04%	1.79%	1.68%

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP UltraBull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P 500 Index.
Market Exposure

Investment Type	% of Net Assets

Equity Securities	60%
Futures Contracts	27%
Swap Agreements	113%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Exxon Mobil Corp.	2.0%
Microsoft Corp.	1.4%
Apple Computer, Inc.	1.2%
Johnson & Johnson	1.1%
Procter & Gamble Co.	1.1%

S&P 500 Index - Composition

% of Index

Consumer Non-Cyclical	23%
Financial	14%
Technology	13%
Communications	12%
Energy	12%
Industrial	10%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks (59.9%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,170	$96,724
Abbott Laboratories (Pharmaceuticals)	2,565	138,484
Abercrombie & Fitch Co.—Class A (Retail)	144	5,018
Adobe Systems, Inc.* (Software)	864	31,778
Advanced Micro Devices, Inc.* (Semiconductors)	927	8,973
Aetna, Inc. (Healthcare-Services)	720	22,824
Affiliated Computer Services, Inc.—Class A* (Computers)	162	9,670
AFLAC, Inc. (Insurance)	774	35,798
Agilent Technologies, Inc.* (Electronics)	567	17,617
Air Products & Chemicals, Inc. (Chemicals)	351	28,452
Airgas, Inc. (Chemicals)	135	6,426
AK Steel Holding Corp. (Iron/Steel)	180	3,843
Akamai Technologies, Inc.* (Internet)	279	7,067
Alcoa, Inc. (Mining)	1,611	25,969
Allegheny Energy, Inc. (Electric)	279	6,551
Allegheny Technologies, Inc. (Iron/Steel)	162	7,253
Allergan, Inc. (Pharmaceuticals)	504	31,757
Allstate Corp. (Insurance)	891	26,766
Altera Corp. (Semiconductors)	486	10,998
Altria Group, Inc. (Agriculture)	3,438	67,488
Amazon.com, Inc.* (Internet)	549	73,851
Ameren Corp. (Electric)	387	10,817
American Electric Power, Inc. (Electric)	792	27,554
American Express Co. (Diversified Financial Services)	1,971	79,865
American International Group, Inc.* (Insurance)	216	6,476
American Tower Corp.* (Telecommunications)	666	28,778
Ameriprise Financial, Inc. (Diversified Financial Services)	423	16,421
AmerisourceBergen Corp. (Pharmaceuticals)	477	12,435
Amgen, Inc.* (Biotechnology)	1,674	94,698
Amphenol Corp.—Class A (Electronics)	279	12,884
Anadarko Petroleum Corp. (Oil & Gas)	810	50,560
Analog Devices, Inc. (Semiconductors)	477	15,064
AON Corp. (Insurance)	450	17,253
Apache Corp. (Oil & Gas)	558	57,569
Apartment Investment and Management Co.—Class A (REIT)	189	3,009
Apollo Group, Inc.—Class A* (Commercial Services)	207	12,540
Apple Computer, Inc.* (Computers)	1,494	315,025
Applied Materials, Inc. (Semiconductors)	2,214	30,863
Archer-Daniels-Midland Co. (Agriculture)	1,062	33,251
Assurant, Inc. (Insurance)	189	5,572
AT&T, Inc. (Telecommunications)	9,801	274,722
Autodesk, Inc.* (Software)	378	9,605
Automatic Data Processing, Inc. (Software)	837	35,840
AutoNation, Inc.* (Retail)	153	2,930
AutoZone, Inc.* (Retail)	45	7,113
Avalonbay Communities, Inc. (REIT)	135	11,085
Avery Dennison Corp. (Household Products/Wares)	180	6,568
Avon Products, Inc. (Cosmetics/Personal Care)	702	22,113
Baker Hughes, Inc. (Oil & Gas Services)	513	20,766
Ball Corp. (Packaging & Containers)	153	7,910
Bank of America Corp. (Banks)	16,506	248,580
Bank of New York Mellon Corp. (Banks)	1,998	55,884
Bard (C.R.), Inc. (Healthcare-Products)	153	11,919
Baxter International, Inc. (Healthcare-Products)	999	58,621
BB&T Corp. (Banks)	1,134	28,770
Becton, Dickinson & Co. (Healthcare-Products)	387	30,519
Bed Bath & Beyond, Inc.* (Retail)	432	16,688
Bemis Co., Inc. (Packaging & Containers)	171	5,070
Best Buy Co., Inc. (Retail)	567	22,374
Big Lots, Inc.* (Retail)	135	3,912
Biogen Idec, Inc.* (Biotechnology)	477	25,520
BJ Services Co. (Oil & Gas Services)	486	9,040
Black & Decker Corp. (Hand/Machine Tools)	99	6,418
BMC Software, Inc.* (Software)	297	11,910
Boeing Co. (Aerospace/Defense)	1,206	65,281
Boston Properties, Inc. (REIT)	225	15,091
Boston Scientific Corp.* (Healthcare-Products)	2,502	22,518
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,835	71,584
Broadcom Corp.—Class A* (Semiconductors)	711	22,361
Brown-Forman Corp. (Beverages)	180	9,643
Burlington Northern Santa Fe Corp. (Transportation)	432	42,604
C.H. Robinson Worldwide, Inc. (Transportation)	270	15,857
CA, Inc. (Software)	657	14,756
Cabot Oil & Gas Corp. (Oil & Gas)	171	7,454
Cameron International Corp.* (Oil & Gas Services)	405	16,929
Campbell Soup Co. (Food)	315	10,647
Capital One Financial Corp. (Diversified Financial Services)	747	28,640
Cardinal Health, Inc. (Pharmaceuticals)	594	19,151
CareFusion Corp.* (Healthcare-Products)	288	7,203
Carnival Corp.—Class A* (Leisure Time)	720	22,817

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares		Value

Caterpillar, Inc. (Machinery-Construction & Mining)	1,026	;	$58,472
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	441		5,984
CBS Corp.—Class B (Media)	1,116		15,680
Celgene Corp.* (Biotechnology)	756		42,094
CenterPoint Energy, Inc. (Electric)	648		9,402
CenturyTel, Inc. (Telecommunications)	486		17,598
Cephalon, Inc.* (Pharmaceuticals)	117		7,302
CF Industries Holdings, Inc. (Chemicals)	72		6,536
Chesapeake Energy Corp. (Oil & Gas)	1,071		27,717
Chevron Corp. (Oil & Gas)	3,330		256,377
Chubb Corp. (Insurance)	567		27,885
CIGNA Corp. (Insurance)	450		15,872
Cincinnati Financial Corp. (Insurance)	270		7,085
Cintas Corp. (Textiles)	216		5,627
Cisco Systems, Inc.* (Telecommunications)	9,549		228,603
Citigroup, Inc. (Diversified Financial Services)	32,391		107,214
Citrix Systems, Inc.* (Software)	297		12,358
Cliffs Natural Resources, Inc. (Iron/Steel)	216		9,955
Clorox Co. (Household Products/Wares)	225		13,725
CME Group, Inc. (Diversified Financial Services)	108		36,283
CMS Energy Corp. (Electric)	378		5,919
Coach, Inc. (Apparel)	522		19,069
Coca-Cola Co. (Beverages)	3,843		219,051
Coca-Cola Enterprises, Inc. (Beverages)	522		11,066
Cognizant Technology Solutions Corp.* (Computers)	486		22,016
Colgate-Palmolive Co. (Cosmetics/Personal Care)	819		67,281
Comcast Corp.—Class A (Media)	4,734		79,815
Comerica, Inc. (Banks)	243		7,186
Computer Sciences Corp.* (Computers)	252		14,498
Compuware Corp.* (Software)	378		2,733
ConAgra Foods, Inc. (Food)	729		16,803
ConocoPhillips (Oil & Gas)	2,457		125,479
CONSOL Energy, Inc. (Coal)	297		14,791
Consolidated Edison, Inc. (Electric)	459		20,852
Constellation Brands, Inc.* (Beverages)	324		5,161
Constellation Energy Group, Inc. (Electric)	333		11,712
Corning, Inc. (Telecommunications)	2,583		49,878
Costco Wholesale Corp. (Retail)	720		42,602
Coventry Health Care, Inc.* (Healthcare-Services)	243		5,902
CSX Corp. (Transportation)	648		31,422
Cummins, Inc. (Machinery-Diversified)	333		15,271
CVS Corp. (Retail)	2,340		75,371
D.R. Horton, Inc. (Home Builders)	459		4,989
Danaher Corp. (Miscellaneous Manufacturing)	432		32,486
Darden Restaurants, Inc. (Retail)	225		7,891
DaVita, Inc.* (Healthcare-Services)	162		9,516
Dean Foods Co.* (Food)	297		5,358
Deere & Co. (Machinery-Diversified)	702		37,971
Dell, Inc.* (Computers)	2,853		40,969
Denbury Resources, Inc.* (Oil & Gas)	414		6,127
DENTSPLY International, Inc. (Healthcare-Products)	252		8,863
Devon Energy Corp. (Oil & Gas)	729		53,581
DeVry, Inc. (Commercial Services)	99		5,616
Diamond Offshore Drilling, Inc. (Oil & Gas)	108		10,629
DIRECTV—Class A* (Media)	1,584		52,826
Discover Financial Services (Diversified Financial Services)	900		13,239
Dominion Resources, Inc. (Electric)	990		38,531
Dover Corp. (Miscellaneous Manufacturing)	306		12,733
Dr.Pepper Snapple Group, Inc. (Beverages)	414		11,716
DTE Energy Co. (Electric)	270		11,769
Duke Energy Corp. (Electric)	2,160		37,174
Dun & Bradstreet Corp. (Software)	81		6,834
E* TRADE Financial Corp.* (Diversified Financial Services)	2,565		4,489
E.I. du Pont de Nemours & Co. (Chemicals)	1,494		50,303
Eastman Chemical Co. (Chemicals)	117		7,048
Eastman Kodak Co.* (Miscellaneous Manufacturing)	441		1,861
Eaton Corp. (Miscellaneous Manufacturing)	270		17,177
eBay, Inc.* (Internet)	1,863		43,855
Ecolab, Inc. (Chemicals)	387		17,256
Edison International (Electric)	540		18,781
El Paso Corp. (Pipelines)	1,161		11,413
Electronic Arts, Inc.* (Software)	540		9,585
Eli Lilly & Co. (Pharmaceuticals)	1,674		59,779
EMC Corp.* (Computers)	3,384		59,118
Emerson Electric Co. (Electrical Components & Equipment)	1,242		52,909
Entergy Corp. (Electric)	306		25,043
EOG Resources, Inc. (Oil & Gas)	414		40,282
EQT Corp. (Oil & Gas)	216		9,487
Equifax, Inc. (Commercial Services)	207		6,394
Equity Residential Properties Trust (REIT)	450		15,201
Exelon Corp. (Electric)	1,089		53,219
Expedia, Inc.* (Internet)	342		8,793
Expeditors International of Washington, Inc. (Transportation)	351		12,190
Express Scripts, Inc.* (Pharmaceuticals)	450		38,903
Exxon Mobil Corp. (Oil & Gas)	7,884		537,610
Family Dollar Stores, Inc. (Retail)	225		6,262
Fastenal Co. (Distribution/Wholesale)	216		8,994
Federated Investors, Inc.—Class B (Diversified Financial Services)	144		3,960
FedEx Corp. (Transportation)	513		42,810
Fidelity National Information Services, Inc. (Software)	540		12,658
Fifth Third Bancorp (Banks)	1,314		12,812
First Horizon National Corp.* (Banks)	361		4,837
First Solar, Inc.* (Energy-Alternate Sources)	72		9,749
FirstEnergy Corp. (Electric)	504		23,411
Fiserv, Inc.* (Software)	252		12,217
FLIR Systems, Inc.* (Electronics)	252		8,245
Flowserve Corp. (Machinery-Diversified)	90		8,508
Fluor Corp. (Engineering & Construction)	297		13,377
FMC Corp. (Chemicals)	117		6,524
FMC Technologies, Inc.* (Oil & Gas Services)	198		11,452
Ford Motor Co.* (Auto Manufacturers)	5,490		54,900
Forest Laboratories, Inc.* (Pharmaceuticals)	495		15,894
Fortune Brands, Inc. (Household Products/Wares)	243		10,498
FPL Group, Inc. (Electric)	684		36,129
Franklin Resources, Inc. (Diversified Financial Services)	243		25,600
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	711		57,086
Frontier Communications Corp. (Telecommunications)	513		4,007
GameStop Corp.—Class A* (Retail)	270		5,924
Gannett Co., Inc. (Media)	387		5,747
General Dynamics Corp. (Aerospace/Defense)	639		43,561
General Electric Co. (Miscellaneous Manufacturing)	17,685		267,574
General Mills, Inc. (Food)	540		38,237
Genuine Parts Co. (Distribution/Wholesale)	261		9,908
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	810		9,194
Genzyme Corp.* (Biotechnology)	432		21,172
Gilead Sciences, Inc.* (Pharmaceuticals)	1,494		64,660
Goodrich Corp. (Aerospace/Defense)	198		12,722
Google, Inc.—Class A* (Internet)	396		245,512
H & R Block, Inc. (Commercial Services)	549		12,418
Halliburton Co. (Oil & Gas Services)	1,494		44,954
Harley-Davidson, Inc. (Leisure Time)	387		9,752

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares	Value

Harman International Industries, Inc. (Home Furnishings)	108	$3,810
Harris Corp. (Telecommunications)	216	10,271
Hartford Financial Services Group, Inc. (Insurance)	630	14,654
Hasbro, Inc. (Toys/Games/Hobbies)	198	6,348
HCP, Inc. (REIT)	486	14,842
Health Care REIT, Inc. (REIT)	198	8,775
Heinz (H.J.) Co. (Food)	522	22,321
Hess Corp. (Oil & Gas)	477	28,859
Hewlett-Packard Co. (Computers)	3,933	202,589
Home Depot, Inc. (Retail)	2,817	81,496
Honeywell International, Inc. (Miscellaneous Manufacturing)	1,260	49,392
Hormel Foods Corp. (Food)	108	4,153
Hospira, Inc.* (Pharmaceuticals)	261	13,311
Host Marriott Corp. (REIT)	1,054	12,300
Hudson City Bancorp, Inc. (Savings & Loans)	783	10,751
Humana, Inc.* (Healthcare-Services)	279	12,245
Huntington Bancshares, Inc. (Banks)	1,179	4,303
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	639	30,666
IMS Health, Inc. (Software)	297	6,255
Integrys Energy Group, Inc. (Electric)	126	5,291
Intel Corp. (Semiconductors)	9,171	187,088
IntercontinentalExchange, Inc.* (Diversified Financial Services)	117	13,139
International Business Machines Corp. (Computers)	2,178	285,100
International Flavors & Fragrances, Inc. (Chemicals)	126	5,184
International Game Technology (Entertainment)	486	9,122
International Paper Co. (Forest Products & Paper)	711	19,041
Interpublic Group of Cos., Inc.* (Advertising)	801	5,911
Intuit, Inc.* (Software)	522	16,031
Intuitive Surgical, Inc.* (Healthcare-Products)	63	19,109
Invesco, Ltd. (Diversified Financial Services)	711	16,701
Iron Mountain, Inc.* (Commercial Services)	297	6,760
ITT Industries, Inc. (Miscellaneous Manufacturing)	297	14,773
J.C. Penney Co., Inc. (Retail)	387	10,298
J.P. Morgan Chase & Co. (Diversified Financial Services)	6,543	272,647
Jabil Circuit, Inc. (Electronics)	315	5,472
Jacobs Engineering Group, Inc.* (Engineering & Construction)	198	7,447
Janus Capital Group, Inc. (Diversified Financial Services)	297	3,995
JDS Uniphase Corp.* (Telecommunications)	369	3,044
JM Smucker Co. (Food)	189	11,671
Johnson & Johnson (Healthcare-Products)	4,581	295,062
Johnson Controls, Inc. (Auto Parts & Equipment)	1,107	30,155
Juniper Networks, Inc.* (Telecommunications)	864	23,043
Kellogg Co. (Food)	414	22,025
KeyCorp (Banks)	1,458	8,092
Kimberly-Clark Corp. (Household Products/Wares)	684	43,578
Kimco Realty Corp. (REIT)	666	9,011
King Pharmaceuticals, Inc.* (Pharmaceuticals)	405	4,969
KLA -Tencor Corp. (Semiconductors)	279	10,089
Kohls Corp.* (Retail)	504	27,181
Kraft Foods, Inc. (Food)	2,448	66,537
Kroger Co. (Food)	1,080	22,172
L-3 Communications Holdings, Inc. (Aerospace/Defense)	189	16,434
Laboratory Corp. of America Holdings* (Healthcare-Services)	171	12,798
Legg Mason, Inc. (Diversified Financial Services)	261	7,872
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	252	5,141
Lennar Corp.—Class A (Home Builders)	261	3,333
Leucadia National Corp.* (Holding Companies-Diversified)	315	7,494
Lexmark International, Inc.—Class A* (Computers)	126	3,273
Life Technologies Corp.* (Biotechnology)	288	15,042
Limited, Inc. (Retail)	441	8,485
Lincoln National Corp. (Insurance)	495	12,316
Linear Technology Corp. (Semiconductors)	369	11,269
Lockheed Martin Corp. (Aerospace/Defense)	531	40,011
Loews Corp. (Insurance)	594	21,592
Lorillard, Inc. (Agriculture)	261	20,940
Lowe’s Cos., Inc. (Retail)	2,439	57,048
LSI Logic Corp.* (Semiconductors)	1,080	6,491
M&T Bank Corp. (Banks)	135	9,030
Macy’s, Inc. (Retail)	693	11,615
Marathon Oil Corp. (Oil & Gas)	1,170	36,527
Marriott International, Inc.—Class A (Lodging)	414	11,282
Marsh & McLennan Cos., Inc. (Insurance)	873	19,276
Marshall & Ilsley Corp. (Banks)	864	4,709
Masco Corp. (Building Materials)	594	8,203
Massey Energy Co. (Coal)	135	5,671
MasterCard, Inc.—Class A (Software)	153	39,165
Mattel, Inc. (Toys/Games/Hobbies)	594	11,868
McAfee, Inc.* (Internet)	261	10,589
McCormick & Co., Inc. (Food)	216	7,804
McDonald’s Corp. (Retail)	1,791	111,830
McGraw-Hill Cos., Inc. (Media)	522	17,492
McKesson Corp. (Commercial Services)	441	27,563
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	333	14,552
MeadWestvaco Corp. (Forest Products & Paper)	279	7,988
Medco Health Solutions, Inc.* (Pharmaceuticals)	792	50,617
Medtronic, Inc. (Healthcare-Products)	1,836	80,747
MEMC Electronic Materials, Inc.* (Semiconductors)	369	5,026
Merck & Co., Inc. (Pharmaceuticals)	5,067	185,148
Meredith Corp. (Media)	54	1,666
MetLife, Inc. (Insurance)	1,359	48,041
MetroPCS Communications, Inc.* (Telecommunications)	432	3,296
Microchip Technology, Inc. (Semiconductors)	297	8,631
Micron Technology, Inc.* (Semiconductors)	1,404	14,826
Microsoft Corp. (Software)	12,825	391,034
Millipore Corp.* (Biotechnology)	90	6,512
Molex, Inc. (Electrical Components & Equipment)	225	4,849
Molson Coors Brewing Co.—Class B (Beverages)	261	11,787
Monsanto Co. (Agriculture)	900	73,575
Monster Worldwide, Inc.* (Internet)	207	3,602
Moody’s Corp. (Commercial Services)	324	8,683
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	2,250	66,600
Motorola, Inc.* (Telecommunications)	3,834	29,752
Murphy Oil Corp. (Oil & Gas)	315	17,073
Mylan Laboratories, Inc.* (Pharmaceuticals)	504	9,289
Nabors Industries, Ltd.* (Oil & Gas)	468	10,245
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	243	4,816
National Semiconductor Corp. (Semiconductors)	387	5,944
National-Oilwell Varco, Inc. (Oil & Gas Services)	693	30,554
NetApp, Inc.* (Computers)	558	19,190
Newell Rubbermaid, Inc. (Housewares)	459	6,890
Newmont Mining Corp. (Mining)	810	38,321
News Corp.—Class A (Media)	3,735	51,132
Nicor, Inc. (Gas)	72	3,031
NIKE, Inc.—Class B (Apparel)	639	42,219
NiSource, Inc. (Electric)	450	6,921
Noble Energy, Inc. (Oil & Gas)	288	20,511
Nordstrom, Inc. (Retail)	270	10,147
Norfolk Southern Corp. (Transportation)	603	31,609
Northeast Utilities System (Electric)	288	7,428

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares	Value

Northern Trust Corp. (Banks)	396	$20,750
Northrop Grumman Corp. (Aerospace/Defense)	513	28,651
Novell, Inc.* (Software)	576	2,390
Novellus Systems, Inc.* (Semiconductors)	153	3,571
Nucor Corp. (Iron/Steel)	522	24,351
NVIDIA Corp.* (Semiconductors)	918	17,148
NYSE Euronext (Diversified Financial Services)	423	10,702
O’Reilly Automotive, Inc.* (Retail)	225	8,577
Occidental Petroleum Corp. (Oil & Gas)	1,341	109,090
Office Depot, Inc.* (Retail)	450	2,903
Omnicom Group, Inc. (Advertising)	513	20,084
Oracle Corp. (Software)	6,489	159,240
Owens-Illinois, Inc.* (Packaging & Containers)	279	9,171
PACCAR, Inc. (Auto Manufacturers)	603	21,871
Pactiv Corp.* (Packaging & Containers)	216	5,214
Pall Corp. (Miscellaneous Manufacturing)	189	6,842
Parker Hannifin Corp. (Miscellaneous Manufacturing)	261	14,063
Patterson Cos., Inc.* (Healthcare-Products)	153	4,281
Paychex, Inc. (Commercial Services)	531	16,270
Peabody Energy Corp. (Coal)	441	19,938
People’s United Financial, Inc. (Banks)	576	9,619
Pepco Holdings, Inc. (Electric)	360	6,066
PepsiCo, Inc. (Beverages)	2,592	157,594
PerkinElmer, Inc. (Electronics)	189	3,892
Pfizer, Inc. (Pharmaceuticals)	13,401	243,764
PG&E Corp. (Electric)	612	27,326
Philip Morris International, Inc. (Commercial Services)	3,159	152,232
Pinnacle West Capital Corp. (Electric)	162	5,926
Pioneer Natural Resources Co. (Oil & Gas)	189	9,104
Pitney Bowes, Inc. (Office/Business Equipment)	342	7,784
Plum Creek Timber Co., Inc. (Forest Products & Paper)	270	10,195
PNC Financial Services Group (Banks)	765	40,384
Polo Ralph Lauren Corp. (Apparel)	90	7,288
PPG Industries, Inc. (Chemicals)	270	15,806
PPL Corp. (Electric)	621	20,065
Praxair, Inc. (Chemicals)	504	40,476
Precision Castparts Corp. (Metal Fabricate/Hardware)	225	24,829
Priceline.com, Inc.* (Internet)	72	15,732
Principal Financial Group, Inc. (Insurance)	522	12,549
Procter & Gamble Co. (Cosmetics/Personal Care)	4,851	294,116
Progress Energy, Inc. (Electric)	459	18,824
Progressive Corp.* (Insurance)	1,116	20,077
ProLogis (REIT)	783	10,719
Prudential Financial, Inc. (Insurance)	765	38,066
Public Service Enterprise Group, Inc. (Electric)	837	27,830
Public Storage, Inc. (REIT)	225	18,326
Pulte Homes, Inc.* (Home Builders)	522	5,220
QLogic Corp.* (Semiconductors)	189	3,566
Qualcomm, Inc. (Telecommunications)	2,772	128,233
Quanta Services, Inc.* (Commercial Services)	342	7,127
Quest Diagnostics, Inc. (Healthcare-Services)	252	15,216
Questar Corp. (Pipelines)	288	11,972
Qwest Communications International, Inc. (Telecommunications)	2,466	10,382
R.R. Donnelley & Sons Co. (Commercial Services)	333	7,416
RadioShack Corp. (Retail)	207	4,037
Range Resources Corp. (Oil & Gas)	261	13,011
Raytheon Co. (Aerospace/Defense)	630	32,458
Red Hat, Inc.* (Software)	306	9,455
Regions Financial Corp. (Banks)	1,971	10,427
Republic Services, Inc. (Environmental Control)	531	15,033
Reynolds American, Inc. (Agriculture)	279	14,779
Robert Half International, Inc. (Commercial Services)	243	6,495
Rockwell Automation, Inc. (Machinery-Diversified)	234	10,993
Rockwell Collins, Inc. (Aerospace/Defense)	261	14,449
Roper Industries, Inc. (Miscellaneous Manufacturing)	153	8,013
Ross Stores, Inc. (Retail)	207	8,841
Rowan Cos., Inc.* (Oil & Gas)	180	4,075
Ryder System, Inc. (Transportation)	90	3,705
Safeway, Inc. (Food)	675	14,371
SAIC, Inc.* (Commercial Services)	504	9,546
Salesforce.com, Inc.* (Software)	180	13,279
SanDisk Corp.* (Computers)	378	10,958
Sara Lee Corp. (Food)	1,152	14,031
SCANA Corp. (Electric)	180	6,782
Schlumberger, Ltd. (Oil & Gas Services)	1,989	129,464
Scripps Networks Interactive—Class A (Entertainment)	144	5,976
Sealed Air Corp. (Packaging & Containers)	261	5,705
Sears Holdings Corp.* (Retail)	72	6,008
Sempra Energy (Gas)	405	22,672
Sherwin-Williams Co. (Chemicals)	153	9,432
Sigma-Aldrich Corp. (Chemicals)	198	10,005
Simon Property Group, Inc. (REIT)	469	37,426
SLM Corp.* (Diversified Financial Services)	783	8,824
Smith International, Inc. (Oil & Gas Services)	405	11,004
Snap-on, Inc. (Hand/Machine Tools)	90	3,803
Southern Co. (Electric)	1,323	44,082
Southwest Airlines Co. (Airlines)	1,224	13,990
Southwestern Energy Co.* (Oil & Gas)	567	27,329
Spectra Energy Corp. (Pipelines)	1,071	21,966
Sprint Nextel Corp.* (Telecommunications)	4,932	18,051
St. Jude Medical, Inc.* (Healthcare-Products)	549	20,192
Staples, Inc. (Retail)	1,197	29,434
Starbucks Corp.* (Retail)	1,233	28,433
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	306	11,190
State Street Corp. (Banks)	819	35,659
Stericycle, Inc.* (Environmental Control)	135	7,448
Stryker Corp. (Healthcare-Products)	468	23,573
Sun Microsystems, Inc.* (Computers)	1,251	11,722
Sunoco, Inc. (Oil & Gas)	189	4,933
SunTrust Banks, Inc. (Banks)	828	16,800
SuperValu, Inc. (Food)	351	4,461
Symantec Corp.* (Internet)	1,341	23,990
Sysco Corp. (Food)	981	27,409
T. Rowe Price Group, Inc. (Diversified Financial Services)	423	22,525
Target Corp. (Retail)	1,242	60,076
TECO Energy, Inc. (Electric)	351	5,693
Tellabs, Inc.* (Telecommunications)	639	3,630
Tenet Healthcare Corp.* (Healthcare-Services)	711	3,832
Teradata Corp.* (Computers)	279	8,769
Teradyne, Inc.* (Semiconductors)	288	3,090
Tesoro Petroleum Corp. (Oil & Gas)	225	3,049
Texas Instruments, Inc. (Semiconductors)	2,079	54,179
Textron, Inc. (Miscellaneous Manufacturing)	450	8,465
The AES Corp.* (Electric)	1,107	14,734
The Charles Schwab Corp. (Diversified Financial Services)	1,575	29,642
The Dow Chemical Co. (Chemicals)	1,899	52,469
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	189	9,140
The Gap, Inc. (Retail)	783	16,404
The Goldman Sachs Group, Inc. (Diversified Financial Services)	846	142,839
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	396	5,584
The Hershey Co. (Food)	270	9,663
The New York Times Co.—Class A* (Media)	189	2,336

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

Common Stocks, continued
	Shares	Value

The Pepsi Bottling Group, Inc. (Beverages)	234	$8,775
The Stanley Works (Hand/Machine Tools)	126	6,490
The Travelers Cos., Inc. (Insurance)	900	44,874
The Williams Cos., Inc. (Pipelines)	963	20,300
Thermo Fisher Scientific, Inc.* (Electronics)	675	32,191
Tiffany & Co. (Retail)	198	8,514
Time Warner Cable, Inc. (Media)	585	24,213
Time Warner, Inc. (Media)	1,935	56,386
Titanium Metals Corp.* (Mining)	135	1,690
TJX Cos., Inc. (Retail)	693	25,329
Torchmark Corp. (Insurance)	135	5,933
Total System Services, Inc. (Software)	324	5,595
Tyson Foods, Inc.—Class A (Food)	504	6,184
U.S. Bancorp (Banks)	3,168	71,312
Union Pacific Corp. (Transportation)	837	53,484
United Parcel Service, Inc.—Class B (Transportation)	1,647	94,488
United States Steel Corp. (Iron/Steel)	234	12,898
United Technologies Corp. (Aerospace/Defense)	1,557	108,071
UnitedHealth Group, Inc. (Healthcare-Services)	1,926	58,704
UnumProvident Corp. (Insurance)	549	10,716
V.F. Corp. (Apparel)	144	10,547
Valero Energy Corp. (Oil & Gas)	936	15,678
Varian Medical Systems, Inc.* (Healthcare-Products)	198	9,276
Ventas, Inc. (REIT)	252	11,022
VeriSign, Inc.* (Internet)	315	7,636
Verizon Communications, Inc. (Telecommunications)	4,716	156,241
Viacom, Inc.—Class B* (Media)	1,008	29,968
Visa, Inc.—Class A (Commercial Services)	738	64,545
Vornado Realty Trust (REIT)	252	17,625
Vulcan Materials Co. (Building Materials)	207	10,903
W.W. Grainger, Inc. (Distribution/Wholesale)	99	9,586
Wal-Mart Stores, Inc. (Retail)	3,537	189,053
Walgreen Co. (Retail)	1,638	60,147
Walt Disney Co. (Media)	3,168	102,168
Washington Post Co.—Class B (Media)	9	3,956
Waste Management, Inc. (Environmental Control)	810	27,386
Waters Corp.* (Electronics)	153	9,480
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	171	6,773
WellPoint, Inc.* (Healthcare-Services)	756	44,067
Wells Fargo & Co. (Banks)	8,487	229,064
Western Digital Corp.* (Computers)	369	16,291
Western Union Co. (Commercial Services)	1,143	21,546
Weyerhaeuser Co. (Forest Products & Paper)	351	15,142
Whirlpool Corp. (Home Furnishings)	117	9,437
Whole Foods Market, Inc.* (Food)	225	6,176
Windstream Corp. (Telecommunications)	720	7,913
Wisconsin Energy Corp. (Electric)	189	9,418
Wyndham Worldwide Corp. (Lodging)	288	5,809
Wynn Resorts, Ltd. (Lodging)	108	6,289
Xcel Energy, Inc. (Electric)	756	16,050
Xerox Corp. (Office/Business Equipment)	1,440	12,182
Xilinx, Inc. (Semiconductors)	459	11,503
XL Capital, Ltd.—Class A (Insurance)	567	10,393
XTO Energy, Inc. (Oil & Gas)	963	44,808
Yahoo!, Inc.* (Internet)	1,971	33,073
YUM! Brands, Inc. (Retail)	774	27,067
Zimmer Holdings, Inc.* (Healthcare-Products)	351	20,748
Zions Bancorp (Banks)	225	2,887

TOTAL COMMON STOCKS
(Cost $13,206,680)		16,400,940

Repurchase Agreements (37.3%)
	Principal Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,567,000 (Collateralized by $1,600,500 U.S. Treasury Notes, 1.00%, 12/31/11, market value $1,598,489)	$1,567,000	1,567,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $750,000 (Collateralized by $766,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $765,887)	750,000	750,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,289,000 (Collateralized by $7,435,000 of various U.S. Government Agency Obligations, 2.65%–3.63%, 9/16/11–11/18/13, market value $7,438,786)	7,289,000	7,289,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $218,000 (Collateralized by $223,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $223,836)	218,000	218,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $380,000 (Collateralized by $373,200 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $387,682)	380,000	380,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,204,000)		10,204,000

TOTAL INVESTMENT SECURITIES
(Cost $23,410,680)—97.2%		26,604,940
Net other assets (liabilities)—2.8%		768,276

NET ASSETS—100.0%		$27,373,216

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $4,830,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $7,437,000)	134	$60,417

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$1,920,269	$(21,370)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	28,916,882	(332,543)

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraBull	December 31, 2009

ProFund VP UltraBull invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$25,995	0.1%
Aerospace/Defense	361,638	1.5%
Agriculture	210,033	0.9%
Airlines	13,990	0.1%
Apparel	79,123	0.3%
Auto Manufacturers	76,771	0.3%
Auto Parts & Equipment	35,739	0.1%
Banks	821,105	2.9%
Beverages	434,793	1.5%
Biotechnology	205,038	0.9%
Building Materials	19,106	NM
Chemicals	255,917	0.9%
Coal	40,400	0.2%
Commercial Services	365,151	1.3%
Computers	1,019,188	3.8%
Cosmetics/Personal Care	392,650	1.5%
Distribution/Wholesale	28,488	NM
Diversified Financial Services	925,207	3.4%
Electric	559,300	1.9%
Electrical Components & Equipment	57,758	0.2%
Electronics	89,781	0.3%
Energy-Alternate Sources	9,749	NM
Engineering & Construction	20,824	0.1%
Entertainment	15,098	NM
Environmental Control	49,867	0.2%
Food	310,023	1.1%
Forest Products & Paper	52,366	0.2%
Gas	25,703	0.1%
Hand/Machine Tools	16,711	NM
Healthcare-Products	612,631	2.3%
Healthcare-Services	185,104	0.8%
Holding Companies-Diversified	7,494	NM
Home Builders	13,542	NM
Home Furnishings	13,247	NM
Household Products/Wares	74,369	0.3%
Housewares	6,890	NM
Insurance	401,194	1.6%
Internet	473,700	1.7%
Iron/Steel	58,300	0.2%
Leisure Time	32,569	0.1%
Lodging	34,570	NM
Machinery-Construction & Mining	58,472	0.2%
Machinery-Diversified	72,743	0.2%
Media	443,385	1.7%
Metal Fabricate/Hardware	24,829	0.1%
Mining	123,066	0.4%
Miscellaneous Manufacturing	565,910	2.2%
Office/Business Equipment	19,966	0.1%
Oil & Gas	1,527,164	5.6%
Oil & Gas Services	274,163	1.0%
Packaging & Containers	33,070	NM
Pharmaceuticals	988,372	3.7%
Pipelines	65,651	0.3%
REIT	184,432	0.7%
Real Estate	5,984	NM
Retail	989,008	3.3%
Savings & Loans	10,751	NM
Semiconductors	430,680	1.4%
Software	802,718	3.1%
Telecommunications	997,442	3.6%
Textiles	5,627	NM
Toys/Games/Hobbies	18,216	0.1%
Transportation	328,169	1.4%
Other**	10,972,276	40.1%

Total	$27,373,216	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$16,400,940	$–	$16,400,940
Repurchase Agreements	–	10,204,000	10,204,000

Total Investment Securities	16,400,940	10,204,000	26,604,940

Other Financial Instruments^	60,417	(353,913)	(293,496)

Total Investments	$16,461,357	$9,850,087	$26,311,444

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP UltraBull

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$23,410,680

Securities, at value	16,400,940
Repurchase agreements, at value	10,204,000

Total Investment Securities, at value	26,604,940
Cash	553
Segregated cash balances with brokers for futures contracts	603,084
Dividends receivable	19,706
Receivable for capital shares issued	1,180,832
Prepaid expenses	49

Total Assets	28,409,164

Liabilities:
Payable for investments purchased	2,323
Payable for capital shares redeemed	554,139
Unrealized loss on swap agreements	353,913
Variation margin on futures contracts	65,472
Advisory fees payable	17,400
Management services fees payable	2,320
Administration fees payable	943
Administrative services fees payable	8,655
Distribution fees payable	10,233
Trustee fees payable	74
Transfer agency fees payable	2,729
Fund accounting fees payable	1,887
Compliance services fees payable	357
Other accrued expenses	15,503

Total Liabilities	1,035,948

Net Assets	$27,373,216

Net Assets consist of:
Capital	$57,024,516
Accumulated net realized gains (losses) on investments	(32,552,064)
Net unrealized appreciation (depreciation) on investments	2,900,764

Net Assets	$27,373,216

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,849,494

Net Asset Value (offering and redemption price per share)	$9.61

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$306,466
Interest	6,272

Total Investment Income	312,738

Expenses:
Advisory fees	161,493
Management services fees	21,532
Administration fees	8,901
Transfer agency fees	13,515
Administrative services fees	61,908
Distribution fees	53,831
Custody fees	16,468
Fund accounting fees	21,440
Trustee fees	208
Other fees	23,601

Total Gross Expenses before reductions	382,897
Less Expenses reduced by the Advisor	(24,412)

Total Net Expenses	358,485

Net Investment Income (Loss)	(45,747)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(33,671)
Net realized gains (losses) on futures contracts	1,439,092
Net realized gains (losses) on swap agreements	4,543,925
Change in net unrealized appreciation/depreciation on investments	(511,542)

Net Realized and Unrealized Gains (Losses) on Investments	5,437,804

Change in Net Assets Resulting from Operations	$5,392,057

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP UltraBull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(45,747)	$225,919
Net realized gains (losses) on investments	5,949,346	(15,320,833)
Change in net unrealized appreciation/depreciation on investments	(511,542)	(12,070,133)

Change in net assets resulting from operations	5,392,057	(27,165,047)

Distributions to Shareholders From:
Net investment income	(225,919)	(570,814)

Change in net assets resulting from distributions	(225,919)	(570,814)

Capital Transactions:
Proceeds from shares issued	456,658,409	428,601,582
Dividends reinvested	225,919	518,128
Value of shares redeemed	(486,960,323)	(411,011,467)

Change in net assets resulting from capital transactions	(30,075,995)	18,108,243

Change in net assets	(24,909,857)	(9,627,618)
Net Assets:
Beginning of period	52,283,073	61,910,691

End of period	$27,373,216	$52,283,073

Accumulated net investment income (loss)	$—	$225,919

Share Transactions:
Issued	59,607,711	35,377,210
Reinvested	25,702	36,851
Redeemed	(64,564,429)	(30,576,396)

Change in shares	(4,931,016)	4,837,665

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP UltraBull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$6.72	$21.04	$23.84	$20.65	$22.84

Investment Activities:
Net investment income (loss)(a)	(0.02)	0.09	0.21	0.16	0.05
Net realized and unrealized gains (losses) on investments	3.01	(14.12)	0.12	4.40	0.49

Total income (loss) from investment activities	2.99	(14.03)	0.33	4.56	0.54

Distributions to Shareholders From:
Net investment income	(0.10)	(0.29)	(0.18)	(0.09)	(0.02)
Net realized gains on investments	—	—	(2.95)	(1.28)	(2.71)

Total distributions	(0.10)	(0.29)	(3.13)	(1.37)	(2.73)

Net Asset Value, End of Period	$9.61	$6.72	$21.04	$23.84	$20.65

Total Return	44.64%	(67.40)%	0.85%	23.06%	2.61%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.81%	1.68%	1.75%	1.88%
Net expenses	1.66%	1.63%	1.63%	1.72%	1.88%
Net investment income (loss)	(0.21)%	0.67%	0.88%	0.74%	0.24%

Supplemental Data:
Net assets, end of period (000’s)	$27,373	$52,283	$61,911	$70,430	$51,738
Portfolio turnover rate(b)	629%	909%	916%	1,411%	681%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Bear

The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500® Index. For the year ended December 31, 2009, the Fund had a total return of –27.87%, compared to a total return of 26.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Microsoft Corp (+56.79%), and International Business Machines Corp (+55.54%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Procter & Gamble Co (–1.92%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bear from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bear	1/22/2001	–27.87%	–1.52%	–1.36%	1.70%	1.68%

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.

* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Bear

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(34)%
Swap Agreements	(66)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Bear primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	14%
Technology	13%
Communications	12%
Energy	12%
Industrial	10%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	December 31, 2009

Repurchase Agreements (120.5%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $8,593,000 (Collateralized by $8,776,200 U.S. Treasury Notes, 1.00%, 12/31/11, market value $8,765,172)	$8,593,000	$8,593,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $8,153,000 (Collateralized by $8,319,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $8,317,777)	8,153,000	8,153,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,672,000 (Collateralized by $11,374,000 of various Federal Home Loan Bank securities, 2.88%–3.63%, 10/12/10–9/16/11, market value $11,913,537)	11,672,000	11,672,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,867,000 (Collateralized by $7,945,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $8,025,955)	7,867,000	7,867,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,954,000 (Collateralized by $7,940,200 of various U.S. Treasury Obligations, 4.00%–4.63%, 4/15/10–8/31/11, market value $8,113,383)	7,954,000	7,954,000

TOTAL REPURCHASE AGREEMENTS
(Cost $44,239,000)		44,239,000

TOTAL INVESTMENT SECURITIES
(Cost $44,239,000)—120.5%		44,239,000
Net other assets (liabilities)—(20.5)%		(7,519,715)

NET ASSETS—100.0%		$36,719,285

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $6,290,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $12,321,000)	222	$13,706

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$(2,877,823)	$53,696
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	(21,505,546)	241,787

See accompanying notes to the financial statements.

12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bear	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$44,239,000	$44,239,000

Total Investment Securities	–	44,239,000	44,239,000

Other Financial Instruments^	13,706	295,483	309,189

Total Investments	$13,706	$44,534,483	$44,548,189

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Bear

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$44,239,000

Repurchase agreements, at value	44,239,000

Total Investment Securities, at value	44,239,000
Cash	937
Segregated cash balances with brokers for futures contracts	2,113,948
Unrealized gain on swap agreements	295,483
Receivable for capital shares issued	8,882
Variation margin on futures contracts	194,637
Prepaid expenses	258

Total Assets	46,853,145

Liabilities:
Payable for capital shares redeemed	10,030,485
Advisory fees payable	23,549
Management services fees payable	3,140
Administration fees payable	1,625
Administrative services fees payable	14,704
Distribution fees payable	12,389
Trustee fees payable	127
Transfer agency fees payable	4,871
Fund accounting fees payable	3,251
Compliance services fees payable	989
Other accrued expenses	38,730

Total Liabilities	10,133,860

Net Assets	$36,719,285

Net Assets consist of:
Capital	$87,591,527
Accumulated net realized gains (losses) on investments	(51,181,431)
Net unrealized appreciation (depreciation) on investments	309,189

Net Assets	$36,719,285

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,481,471

Net Asset Value (offering and redemption price per share)	$24.79

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$68,126

Expenses:
Advisory fees	518,607
Management services fees	69,147
Administration fees	29,120
Transfer agency fees	44,735
Administrative services fees	229,446
Distribution fees	172,869
Custody fees	8,415
Fund accounting fees	59,851
Trustee fees	861
Compliance services fees	760
Other fees	89,304

Total Gross Expenses before reductions	1,223,115
Less Expenses reduced by the Advisor	(73,276)

Total Net Expenses	1,149,839

Net Investment Income (Loss)	(1,081,713)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(9,498)
Net realized gains (losses) on futures contracts	(5,761,745)
Net realized gains (losses) on swap agreements	(22,574,867)
Change in net unrealized appreciation/depreciation on investments	2,227,299

Net Realized and Unrealized Gains (Losses) on Investments	(26,118,811)

Change in Net Assets Resulting from Operations	$(27,200,524)

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Bear

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(1,081,713)	$155,174
Net realized gains (losses) on investments	(28,346,110)	32,021,053
Change in net unrealized appreciation/depreciation on investments	2,227,299	(2,195,396)

Change in net assets resulting from operations	(27,200,524)	29,980,831

Distributions to Shareholders From:
Net investment income	(155,174)	(1,380,886)

Change in net assets resulting from distributions	(155,174)	(1,380,886)

Capital Transactions:
Proceeds from shares issued	491,480,077	801,831,389
Dividends reinvested	155,174	1,380,886
Value of shares redeemed	(480,524,924)	(809,084,472)

Change in net assets resulting from capital transactions	11,110,327	(5,872,197)

Change in net assets	(16,245,371)	22,727,748
Net Assets:
Beginning of period	52,964,656	30,236,908

End of period	$36,719,285	$52,964,656

Accumulated net investment income (loss)	$—	$155,174

Share Transactions:
Issued	15,534,642	27,606,607
Reinvested	5,894	48,131
Redeemed	(15,597,673)	(27,329,563)

Change in shares	(57,137)	325,175

See accompanying notes to the financial statements.

15

PROFUNDS VP
ProFund VP Bear

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$34.42	$24.92	$25.78	$28.22	$28.61

Investment Activities:
Net investment income (loss)(a)	(0.48)	0.06	0.85	0.89	0.39
Net realized and unrealized gains (losses) on investments	(9.10)	9.81	(0.71)	(2.99)	(0.78)

Total income (loss) from investment activities	(9.58)	9.87	0.14	(2.10)	(0.39)

Distributions to Shareholders From:
Net investment income	(0.05)	(0.37)	(1.00)	(0.34)	—

Net Asset Value, End of Period	$24.79	$34.42	$24.92	$25.78	$28.22

Total Return	(27.87)%	39.92%	0.60%	(7.50)%	(1.36)%

Ratios to Average Net Assets:
Gross expenses	1.77%	1.71%	1.70%	1.74%	1.86%
Net expenses	1.66%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)	(1.57)%	0.22%	3.37%	3.24%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$36,719	$52,965	$30,237	$29,385	$50,812
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

16

ProFund VP Biotechnology

The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index. For the year ended December 31, 2009, the Fund had a total return of 3.72%, compared to a return of 5.13%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Biotechnology Index measures the performance of the biotechnology subsector of the U.S. equity market. Component companies engage in the research and development of biological substances for drug discovery and diagnostic development. These companies derive most of their revenue from the sale or licensing of drugs and diagnostic tools.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), Life Technologies Corp (+124.02%), and Vertex Pharmaceuticals Inc (+41.05%), while the bottom three performers in this group were Genzyme Corp (–26.16%), Gilead Sciences Inc (–15.39%), and Amgen Inc (–2.04%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Biotechnology from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Biotechnology	1/22/2001	3.72%	3.61%	–0.33%	1.74%	1.68%

Dow Jones U.S. Biotechnology Index	1/22/2001	5.13%	5.35%	1.73%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

17

PROFUNDS VP
ProFund VP Biotechnology

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Biotechnology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	88%
Swap Agreements	12%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Amgen, Inc.	24.7%
Gilead Sciences, Inc.	18.6%
Genzyme Corp.	6.1%
Biogen Idec, Inc.	4.5%
Celgene Corp.	4.4%

Dow Jones U.S. Biotechnology Index – Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	December 31, 2009

Common Stocks (87.7%)
	Shares	Value

Acorda Therapeutics, Inc.* (Biotechnology)	1,456	$36,720
Alexion Pharmaceuticals, Inc.* (Biotechnology)	3,328	162,473
Amgen, Inc.* (Biotechnology)	35,068	1,983,797
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	4,784	67,885
Biogen Idec, Inc.* (Biotechnology)	6,720	359,520
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	3,744	70,425
Celera Corp.* (Biotechnology)	3,016	20,841
Celgene Corp.* (Biotechnology)	6,368	354,570
Charles River Laboratories International, Inc.* (Biotechnology)	2,496	84,090
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	41,430
Dendreon Corp.* (Biotechnology)	4,888	128,457
Gen-Probe, Inc.* (Healthcare-Products)	1,872	80,309
Genzyme Corp.* (Biotechnology)	9,984	489,316
Gilead Sciences, Inc.* (Pharmaceuticals)	34,424	1,489,871
Human Genome Sciences, Inc.* (Biotechnology)	6,864	210,038
Illumina, Inc.* (Biotechnology)	4,680	143,442
Incyte, Corp.* (Biotechnology)	4,160	37,898
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	3,536	39,250
Life Technologies Corp.* (Biotechnology)	6,760	353,075
Myriad Genetics, Inc.* (Biotechnology)	3,640	95,004
Nektar Therapeutics* (Biotechnology)	3,536	32,955
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	64,078
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	2,184	67,769
PDL BioPharma, Inc. (Biotechnology)	4,472	30,678
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,392	57,839
Savient Pharmaceuticals, Inc.* (Biotechnology)	2,288	31,140
Techne Corp. (Healthcare-Products)	1,456	99,823
United Therapeutics Corp.* (Pharmaceuticals)	1,768	93,085
Vertex Pharmaceuticals, Inc.* (Biotechnology)	7,280	311,948

TOTAL COMMON STOCKS
(Cost $3,648,050)		7,037,726

Repurchase Agreements (0.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $11,000 (Collateralized by $11,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $11,286)	$11,000	$11,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000 (Collateralized by $6,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $5,999)	5,000	5,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $53,000 (Collateralized by $55,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $57,906)	53,000	53,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000 (Collateralized by $4,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $5,163)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $75,000)		75,000

TOTAL INVESTMENT SECURITIES
(Cost $3,723,050)—88.6%		7,112,726
Net other assets (liabilities)—11.4%		917,850

NET ASSETS—100.0%		$8,030,576

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

See accompanying notes to the financial statements.

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Biotechnology	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Biotechnology Index	$999,700	$(300)

ProFund VP Biotechnology invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Biotechnology	$4,923,801	61.4%
Healthcare-Products	180,132	2.2%
Pharmaceuticals	1,933,793	24.1%
Other**	992,850	12.3%

Total	$8,030,576	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$7,037,726	$–	$7,037,726
Repurchase Agreements	–	75,000	75,000

Total Investment Securities	7,037,726	75,000	7,112,726

Other Financial Instruments^	–	(300)	(300)

Total Investments	$7,037,726	$74,700	$7,112,426

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

19

PROFUNDS VP
ProFund VP Biotechnology

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$3,723,050

Securities, at value	7,037,726
Repurchase agreements, at value	75,000

Total Investment Securities, at value	7,112,726
Cash	481
Receivable for investments sold	1,012,521
Prepaid expenses	37

Total Assets	8,125,765

Liabilities:
Payable for capital shares redeemed	75,701
Unrealized loss on swap agreements	300
Advisory fees payable	5,009
Management services fees payable	668
Administration fees payable	268
Administrative services fees payable	2,561
Distribution fees payable	1,881
Trustee fees payable	21
Transfer agency fees payable	798
Fund accounting fees payable	535
Compliance services fees payable	141
Other accrued expenses	7,306

Total Liabilities	95,189

Net Assets	$8,030,576

Net Assets consist of:
Capital	$22,647,461
Accumulated net realized gains (losses) on investments	(18,006,261)
Net unrealized appreciation (depreciation) on investments	3,389,376

Net Assets	$8,030,576

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	369,072

Net Asset Value (offering and redemption price per share)	$21.76

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$14,174
Interest	39

Total Investment Income	14,213

Expenses:
Advisory fees	94,297
Management services fees	12,573
Administration fees	5,331
Transfer agency fees	8,236
Administrative services fees	43,721
Distribution fees	31,432
Custody fees	4,887
Fund accounting fees	11,198
Trustee fees	189
Other fees	16,223

Total Gross Expenses before reductions	228,087
Less Expenses reduced by the Advisor	(19,806)

Total Net Expenses	208,281

Net Investment Income (Loss)	(194,068)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	787,798
Net realized gains (losses) on swap agreements	(58,229)
Change in net unrealized appreciation/depreciation on investments	(1,254,478)

Net Realized and Unrealized Gains (Losses) on Investments	(524,909)

Change in Net Assets Resulting from Operations	$(718,977)

See accompanying notes to the financial statements.

20

PROFUNDS VP
ProFund VP Biotechnology

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(194,068)	$(270,614)
Net realized gains (losses) on investments	729,569	(3,833,574)
Change in net unrealized appreciation/depreciation on investments	(1,254,478)	969,886

Change in net assets resulting from operations	(718,977)	(3,134,302)

Capital Transactions:
Proceeds from shares issued	22,057,638	78,321,949
Value of shares redeemed	(35,629,124)	(69,542,926)

Change in net assets resulting from capital transactions	(13,571,486)	8,779,023

Change in net assets	(14,290,463)	5,644,721
Net Assets:
Beginning of period	22,321,039	16,676,318

End of period	$8,030,576	$22,321,039

Share Transactions:
Issued	1,048,587	3,491,635
Redeemed	(1,743,455)	(3,237,237)

Change in shares	(694,868)	254,398

See accompanying notes to the financial statements.

21

PROFUNDS VP
ProFund VP Biotechnology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the		For the		For the	For the	For the
	year ended		year ended		year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.98		$20.60		$20.83	$21.73	$19.18

Investment Activities:
Net investment income (loss)(a)	(0.32)		(0.34)		(0.34)	(0.37)	(0.38)
Net realized and unrealized gains (losses) on investments	1.10	(b)	0.72	(b)	0.11	(0.53)	4.06

Total income (loss) from investment activities	0.78		0.38		(0.23)	(0.90)	3.68

Distributions to Shareholders From:
Net realized gains on investments	—		—		—	—	(1.13)

Net Asset Value, End of Period	$21.76		$20.98		$20.60	$20.83	$21.73

Total Return	3.72%		1.84%		(1.15)%	(4.10)%	19.24%

Ratios to Average Net Assets:
Gross expenses	1.81%		1.75%		1.76%	1.84%	1.92%
Net expenses	1.66%		1.63%		1.63%	1.78%	1.92%
Net investment income (loss)	(1.54)%		(1.55)%		(1.61)%	(1.75)%	(1.90)%

Supplemental Data:
Net assets, end of period (000’s)	$8,031		$22,321		$16,676	$12,426	$25,092
Portfolio turnover rate(c)	256%		429%		486%	397%	809%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

22

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2009, the Fund had a total return of 32.18%, compared to a total return of –25.33%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S.Treasury. As of December 31, 2009 the most recent Long Bond issued carried a maturity date of November 15, 2039 and a 4.375% coupon.

The most recently issued 30-year U.S.Treasury Bond had a total return of –25.33% for the twelve months ended December 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 2.68% on 12/31/08 to 4.63% on 12/31/09. The Long Bond’s total return of –25.33% for the period consisted of 4.07% derived from the yield of the bond and –29.40% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	32.18%	–4.64%	–7.58%	1.66%	1.66%

30-year U.S. Treasury Bond	5/1/2002	–25.33%	4.53%	6.17%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	–13.17%	5.16%	6.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3  The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
23

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(118)%
Options	NM

Total Exposure	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Repurchase Agreements (98.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,269,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $11,255,738)	$11,035,000	$11,035,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,259,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $11,257,344)	11,035,000	11,035,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $10,623,000 of various U.S. Treasury Securities, 0.12%‡–4.88%, 5/20/10–6/13/18, market value $11,256,989)	11,035,000	11,035,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,215,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $11,257,214)	11,035,000	11,035,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,094,765 of various U.S. Treasury Obligations, 0.88%–4.63%, 4/15/10–1/15/12, market value $11,255,769)	11,035,000	11,035,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,175,000)		55,175,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 160, expiring 5/21/10	150	1,799

TOTAL OPTIONS PURCHASED
(Cost $2,692)		1,799

TOTAL INVESTMENT SECURITIES
(Cost $55,177,692)—98.9%		55,176,799
Net other assets (liabilities)—1.1%		632,949

NET ASSETS—100.0%		$55,809,748

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $7,420,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $3,689,000)	32	$94,012

See accompanying notes to the financial statements.
24

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$(65,876,000)	$(517,740)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	(191,500)	(1,578)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$55,175,000	$55,175,000
Options Purchased	–	1,799	1,799

Total Investment Securities	–	55,176,799	55,176,799

Other Financial Instruments^	94,012	(519,318)	(425,306)

Total Investments	$94,012	$54,657,481	$54,751,493

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.
25

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$55,177,692

Securities, at value	1,799
Repurchase agreements, at value	55,175,000

Total Investment Securities, at value	55,176,799
Segregated cash balances with brokers for futures contracts	104,850
Receivable for capital shares issued	1,164,962
Variation margin on futures contracts	17,000
Prepaid expenses	150

Total Assets	56,463,761

Liabilities:
Payable for capital shares redeemed	593
Unrealized loss on swap agreements	519,318
Advisory fees payable	32,716
Management services fees payable	4,362
Administration fees payable	1,928
Administrative services fees payable	22,007
Distribution fees payable	21,647
Trustee fees payable	151
Transfer agency fees payable	5,603
Fund accounting fees payable	3,856
Compliance services fees payable	831
Other accrued expenses	41,001

Total Liabilities	654,013

Net Assets	$55,809,748

Net Assets consist of:
Capital	$120,164,181
Accumulated net realized gains (losses) on investments	(63,928,234)
Net unrealized appreciation (depreciation) on investments	(426,199)

Net Assets	$55,809,748

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,905,808

Net Asset Value (offering and redemption price per share)	$14.29

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$49,350

Expenses:
Advisory fees	401,742
Management services fees	53,565
Administration fees	22,320
Transfer agency fees	34,063
Administrative services fees	154,030
Distribution fees	133,914
Custody fees	5,834
Fund accounting fees	45,748
Trustee fees	732
Compliance services fees	801
Other fees	77,174

Total Gross Expenses before reductions	929,923
Less Expenses reduced by the Advisor	(37,853)

Total Net Expenses	892,070

Net Investment Income (Loss)	(842,720)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,586)
Net realized gains (losses) on futures contracts	(52,658)
Net realized gains (losses) on swap agreements	14,182,139
Change in net unrealized appreciation/depreciation on investments	(1,019,323)

Net Realized and Unrealized Gains (Losses) on Investments	13,104,572

Change in Net Assets Resulting from Operations	$12,261,852

See accompanying notes to the financial statements.
26

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(842,720)	$291,473
Net realized gains (losses) on investments	14,123,895	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(1,019,323)	3,373,447

Change in net assets resulting from operations	12,261,852	(23,500,236)

Distributions to Shareholders From:
Net investment income	(291,473)	(3,641,751)

Change in net assets resulting from distributions	(291,473)	(3,641,751)

Capital Transactions:
Proceeds from shares issued	197,711,133	236,195,897
Dividends reinvested	291,473	3,641,751
Value of shares redeemed	(190,752,996)	(251,146,625)

Change in net assets resulting from capital transactions	7,249,610	(11,308,977)

Change in net assets	19,219,989	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$55,809,748	$36,589,759

Accumulated net investment income (loss)	$—	$291,473

Share Transactions:
Issued	14,725,896	13,703,100
Reinvested	21,591	225,356
Redeemed	(14,208,014)	(14,612,839)

Change in shares	539,473	(684,383)

See accompanying notes to the financial statements.
27

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
28

PROFUNDS VP

Notes to Financial Statements
December 31, 2009

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

29

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of December 31, 2009, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2009, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2009, the ProFunds VP did not hold any when-issued securities.

30

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

31

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

32

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of December 31, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
Primary Risk		Assets and	Total	Assets and	Total
Exposure	Fund	Liabilities Location	Fair Value*	Liabilities Location	Fair Value*

Equity Contracts	ProFund VP UltraBull	Variation margin on	$60,417	Unrealized loss on	$353,913
	ProFund VP Bear	futures contracts	309,189	swap agreements	–
	ProFund VP Biotechnology	and unrealized gain	–		300
		on swap agreements
Interest Rate	ProFund VP Rising Rates	Securities, at value**	95,811	Unrealized loss on	519,318
Contracts	Opportunity	and variation margin on		swap agreements
		futures contracts

*

Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

33

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The following is the effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2009:

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP UltraBull	Net realized gains (losses)	$5,983,017	$(1,307,026)
	ProFund VP Bear	on investment securities*,	(28,346,110)	2,227,299
	ProFund VP Biotechnology	futures contracts and	(58,229)	1,050
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments
Interest Rate Contracts	ProFund VP Rising Rates	Net realized gains (losses)	14,123,895	(1,019,323)
	Opportunity	on investment securities*,
		futures contracts and
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

34

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $171,000 ($342,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the year ended December 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP.

35

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP UltraBull	$—	$2,335	$64,013	$9,261	$75,609
ProFund VP Bear	—	6,646	77,338	42,001	125,985
ProFund VP Biotechnology	4,773	10,636	31,225	7,870	54,504
ProFund VP Rising Rates Opportunity	—	—	36,185	24,122	60,307

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

	Purchases	Sales

ProFund VP UltraBull	$97,004,419	$117,797,546
ProFund VP Biotechnology	30,782,959	41,156,579

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

36

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP UltraBull	$—	$—	$—	$3,416,970	$16,765,306	$—	$20,182,276
ProFund VP Bear	8,145,654	3,069,606	7,512,896	4,644,270	—	27,795,299	51,167,725
ProFund VP
Biotechnology	—	—	1,478,851	—	1,895,782	3,158,653	6,533,286
ProFund VP
Rising Rates Opportunity	8,365,460	22,965,205	—	5,366,257	27,138,193	—	63,835,115

As of the tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP UltraBull	$5,997,980	$1,935,011	$195,963	$2,083,596	$10,212,550
ProFund VP Biotechnology	8,116,041	1,350,907	—	—	9,466,948

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:
			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$225,919	$—	$225,919
ProFund VP Bear	155,174	—	155,174
ProFund VP Rising Rates Opportunity	291,473	—	291,473

37

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP UltraBull	$570,814	$—	$570,814
ProFund VP Bear	1,380,886	—	1,380,886
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

As of the tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP UltraBull	$—	$—	$—	$(30,394,826)	$743,526	$(29,651,300)
ProFund VP Bear	—	—	—	(51,167,725)	295,483	(50,872,242)
ProFund VP Biotechnology	—	—	—	(16,000,234)	1,383,349	(14,616,885)
ProFund VP Rising Rates Opportunity	—	—	—	(63,835,115)	(519,318)	(64,354,433)

At December 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP UltraBull	$25,507,501	$3,205,270	$(2,107,831)	$1,097,439
ProFund VP Bear	44,239,000	—	—	—
ProFund VP Biotechnology	5,729,077	3,391,196	(2,007,547)	1,383,649
ProFund VP Rising Rates Opportunity	55,177,692	—	—	—

38

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP UltraBull, ProFund VP Bear, ProFund VP Biotechnology and ProFund VP Rising Rates Opportunity (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2010

39

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP UltraBull	100.00%

40

PROFUNDS VP

Board Approval of Investment Advisory Agreement
December 31, 2009
(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the“Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to its deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

41

PROFUNDS VP

Board Approval of Investment Advisory Agreement (continued)
December 31, 2009
(unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2009.The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

42

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2009 and held for the entire period from July 1, 2009 through December 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP UltraBull	$1,000.00	$1,459.40	$10.41	1.68%
ProFund VP Bear	1,000.00	797.00	7.61	1.68%
ProFund VP Biotechnology	1,000.00	1,045.10	8.66	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,004.80	8.49	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP UltraBull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Bear	1,000.00	1,016.74	8.54	1.68%
ProFund VP Biotechnology	1,000.00	1,016.74	8.54	1.68%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

43

PROFUNDS VP

Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		to present	Managing Director (May 2007	Trust (3);
Suite 1000			to present); Directorship	ProShares
Bethesda, MD 20814			Search Group, Inc. (Executive	Trust (78)
Birth Date: 7/57			Recruitment): President
(May 2004 to May 2007).

Michael C. Wachs	Trustee	Indefinite;	Spring Mill Capital	ProFunds (112);	AMC
c/o ProFunds		October 1997	Management, LLC	Access One	Delancey
7501 Wisconsin Avenue,		to present	(Commercial Real Estate	Trust (3);	Group, Inc.
Suite 1000			Investment): Principal	ProShares
Bethesda, MD 20814			(August 2009 to Present);	Trust (78)
Birth Date: 10/61			AMC Delancey Group, Inc.
(Real Estate Development):
Executive Vice President
(January 2001 to August 2009).
Interested Trustee
Michael L. Sapir**	Trustee and	Indefinite;	Chief Executive Officer	ProFunds (112);	None
7501 Wisconsin Avenue,	Chairman	April 1997	of the Advisor (April 1997	Access One
Suite 1000	of the Board	to present	to present); ProShare	Trust (3);
Bethesda, MD 20814			Advisors LLC (November 2005	ProShares
Birth Date: 5/58			to present); ProShare	Trust (78)
Capital Management LLC
(June 2008 to present).

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to present);
Birth Date: 8/62			ProShare Capital Management
LLC (June 2008 to present).

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief Compliance
7501 Wisconsin Avenue,	Officer	September 2004 to present	Officer of the Advisor
Suite 1000			(October 2002 to present);
Bethesda, MD 20814			Counsel and Chief Compliance
Birth Date: 10/58			Officer of ProShare Advisors
LLC (December 2004 to
present); Chief Compliance Officer
of the Distributor (March 2008
to April 2009).

44

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy R. Doberman	Chief Legal Officer	Indefinite;	General Counsel of the Advisor
7501 Wisconsin Avenue,	and Secretary	June 2009 to present	and ProShare Capital
Suite 1000			Management LLC (April 2009 to
Bethesda, MD 20814			present); Managing Director
Birth Date: 3/62			Morgan Stanley Investment
Management (July 2004 to
April 2009).
Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of Regulatory
100 Summer Street,		December 2008 to present	Administration, Citi Fund
Boston, MA 02110			Services Ohio, Inc.
Birth Date: 9/70			(September 2008 to present);
Senior Counsel, MetLife, Inc.
(October 2004 to
September 2008).
Christopher E. Sabato	Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		September 2009 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc., since 2006
Birth Date: 12/68			and had been employed by Citi
Fund Services Ohio, Inc. in
various other roles since 1993.
Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		March 2006 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc.
Birth Date: 11/63			(September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

45

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P.O. Box 182800 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/09

CLASSIC PROFUNDS VP
Large-Cap Value
Large-Cap Growth
Small-Cap Value
Small-Cap Growth
Asia 30
Europe 30

SECTOR PROFUNDS VP
Financials
Health Care
Technology

NON-EQUITY PROFUNDS VP
U.S. Government Plus
Rising Rates Opportunity

DECEMBER 31, 2009
Annual Report

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements
1	ProFund VP Large-Cap Value
10	ProFund VP Large-Cap Growth
18	ProFund VP Small-Cap Value
27	ProFund VP Small-Cap Growth
36	ProFund VP Asia 30
42	ProFund VP Europe 30
48	ProFund VP Financials
56	ProFund VP Health Care
63	ProFund VP Technology
70	ProFund VP U.S. Government Plus
76	ProFund VP Rising Rates Opportunity

82	Notes to Financial Statements

93	Report of Independent Registered Public Accounting Firm

94	Additional Tax Information

95	Board Approval of Investment Advisory Agreement

97	Expense Examples

98	Trustees and Officers

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2009.

Stocks finished strong after weak start

This year produced strong returns in most asset classes, but only after the dramatic decline in U.S. stock prices reversed direction in March 2009. Large-cap and mid-cap stocks rose 26.47% and 37.37%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 27.16%1. At the same time, stock market volatility declined during the period, as measured by the CBOE VIX, a well-known volatility index, reaching lows during the fourth quarter not seen since the deepening of the financial crisis in late August 2008. The VIX ended the year at 21.68, near the low for the year.

Most U.S. sectors rose during the period, but performance varied widely. Leading sectors included internet, semiconductors, basic materials and technology sectors, all rising over 60%. Financials, telecommunications, oil and gas and pharmaceuticals rose as well, but less than the overall market. Biotech and utilities also showed smaller gains.

International stocks rose for the year. Developed markets outside the U.S. and Canada rose 31.78%, as measured by the MSCI EAFE® Index. Emerging markets gained as well, rising 65.16%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar decline

U.S. Bonds declined in price during the period, with the Long Bond declining 25.33% and the 10-year Treasury declining 10.18%, as measured by the Ryan Labs 30- and 10- Year Bond Indexes. The dollar declined 4.00% during the year against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

1All investment performance index figures above reflect total return performance. You may not invest directly in an index.
i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2009:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance:

Fifty (50) ProFunds VP were in existence for the entire period covered by this annual report. Below we review general economic factors and market events, as well as index performance, for the entire year of 2009.

Economy:

The economic environment continued to deteriorate at the onset of 2009. However, according to gross domestic product (GDP) data, the severe recession endured by the U.S. ended sometime during the second or third quarter when key components such as housing, retail sales, exports, and factory shipments stabilized. Overall, real GDP was down –2.4% in 2009.

The unemployment rate increased steadily throughout the year to 10% in December. Over the past twelve months the Consumer Price Index for All Urban Consumers rose 2.7%. The larger increase this year was primarily due to the energy index component, which rose 18.2% after falling 21.3% in 2008. Single family home sales rose 5%, helped by government support, but the single-family home median price was down 11.9% from 2008. Distressed homes accounted for 36% of total sales last year.

The Federal Reserve implemented a number of emergency lending programs designed to support the liquidity of financial institutions and foster improved conditions in financial markets. The U.S. Government sold a record $2.1 trillion of debt to help fund stimulus programs and bailouts. The Federal Open Market Committee maintained the target range for the federal funds rate at 0.00% to 0.25% throughout the year. The Treasury took several key steps during the second quarter to assist the domestic automotive industry in becoming financially viable, but both Chrysler and General Motors filed for bankruptcy protection.

The Troubled Asset Relief Program (TARP), put in place in 2008 to address the subprime mortgage crisis, saw the first repayments at the end of the first quarter 2009. Throughout the rest of the year major banking organizations raised substantial amounts of new common equity in public markets and took other steps to improve their capital bases and this allowed them to repay TARP loans. On a cumulative basis, financial institutions repaid during the year about $162 billion of capital.

Credit markets benefited from Government intervention. High yield, corporate bonds, and junk bonds surged in 2009 as investors looked toward riskier assets. U.S. Treasuries, however, sagged due to the reversal of the “flight to quality” that occurred in 2008. The most recently issued 30-year U.S. Treasury Bond fell 25.33% in 2009, as measured by the Ryan Labs 30 Year Treasury Index.

Precious metals delivered a strong performance during the period. Gold was up 25.04%, its ninth year of positive performance. The U.S. Dollar extended losses, weakening –2.49% against the Euro, –9.70% and against the Pound, and –13.59% against the Canadian Dollar. It strengthened 2.63% against the Japanese Yen.

Index Performance2:

For the one year period ending December 31, 2009, the U.S. equity market posted positive returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was up +26.47% for the period. The S&P MidCap 400 Index was up +37.37%, the Dow Jones Industrial Average increased +22.70%, the Russell 2000 Index increased +27.16%, and the NASDAQ-100 Index was up +54.63% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Banks had a negative performance in 2009, posting a return of –1.02%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Internet (+80.28%), Semiconductors (+66.98%), Basic Materials (+65.51%), and Technology (+64.48%). Sectors substantially underperforming the broad market were Banks (–1.02%), Biotechnology (+5.13%), Telecommunications (+9.86%), and Utilities (+12.58%). The remaining sectors posted less dramatic returns. Outperforming the S&P 500 Index were Precious Metals (+37.58%), Consumer Services (+33.68%), and Real Estate (+30.81%). Underperforming the S&P 500 Index were Financials (+17.11%), Oil & Gas (+17.26%), Pharmaceuticals (+19.09%), Health Care (+21.71%), Consumer Goods (+23.86%) and Industrials (+26.07%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value throughout the capitalization spectrum: Small-Cap Growth +28.34% versus Small-Cap Value +22.85%; Mid-Cap Growth +41.22% versus Mid-Cap Value +33.75%; and Large-Cap Growth +31.58% versus Large-Cap Value +21.19%.

International equity markets posted positive returns generally outperformed the broad U.S. market indexes. In Asia, Japan’s Nikkei 225 Stock Average was up +18.37% in U.S. Dollar terms (+21.05% in yen terms). The ProFunds Asia 30 Index increased +55.78%. The Bank of New York Mellon’s Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +65.16%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +31.78%, assuming net dividends reinvested. The ProFund Europe 30 Index was up +29.50%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned –25.33%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was down –4.00% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 Index for the year 2009 was 27.27%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Pharmaceuticals Index. The volatility of each index is shown below.

Underlying Index	One Year Return[5]	Index Volatility

Dow Jones U.S. Banks Index	–1.02%	79.51%
Dow Jones U.S. Real Estate Index	30.81%	65.33%
Dow Jones Precious Metals Index	37.58%	46.44%
Dow Jones U.S. Financials Index	17.11%	59.78%
Bank of New York Mellon Emerging Markets 50 ADR Index	65.16%	37.58%
ProFunds Asia 30 Index	55.78%	39.56%
Dow Jones U.S. Basic Materials Index	65.51%	40.79%
Dow Jones U.S. Oil & Gas Index	17.26%	33.73%
Dow Jones U.S. Semiconductors Index	66.98%	36.93%
Russell 2000 Index	27.16%	36.22%
S&P SmallCap 600/Citigroup Value Index	22.85%	38.37%
Dow Jones Internet Composite Index	80.28%	31.33%
ProFunds Europe 30 Index	29.50%	33.02%
Nikkei 225 Stock Average[6]	18.37%	27.86%
S&P MidCap 400/Citigroup Value Index	33.75%	34.60%
Dow Jones U.S. Telecommunications Index	9.86%	25.09%
S&P 500/Citigroup Value Index	21.19%	31.02%
S&P MidCap 400 Index	37.37%	32.38%
NASDAQ-100 Index	54.63%	26.46%
S&P MidCap 400/Citigroup Growth Index	41.22%	30.54%
Dow Jones U.S. Technology Index	64.48%	28.07%
S&P 500 Index	26.47%	27.27%
Dow Jones U.S. Industrials Index	26.07%	32.61%
S&P SmallCap 600/Citigroup Growth Index	28.34%	32.29%
Dow Jones U.S. Consumer Services Index	33.68%	26.27%
S&P 500/Citigroup Growth Index	31.58%	24.62%
Dow Jones U.S. Utilities Index	12.58%	21.34%
Dow Jones Industrial Average	22.70%	24.20%
MSCI EAFE Index	31.78%	24.33%
Dow Jones U.S. Biotechnology Index	5.13%	22.73%
Dow Jones U.S. Pharmaceuticals Index	19.09%	19.81%
Dow Jones U.S. Health Care Index	21.71%	20.07%
Dow Jones U.S. Consumer Goods Index	23.86%	19.23%
U.S. Dollar Index	–4.00%	10.95%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 0.39% at the beginning of the year, dropping to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, and UltraShort ProFunds VP essentially receives two and three-times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures.These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]
The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index). Performances are total return except for the ProFunds Europe 30 Index, ProFunds Asia 30 Index, and the U.S. Dollar Index.

[6]	U.S. Dollar terms

iv

ProFund VP Large-Cap Value

The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index. For the year ended December 31, 2009, the Fund had a total return of 19.47%, compared to a total return of 21.19%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Wells Fargo & Co (+114.93%), JP Morgan Chase & Co (+32.16%), and Bank of America Corp (+6.96%), while the bottom three performers in this group were General Electric Co (–6.60%), Wal-Mart Stores Inc (–4.66%), and Verizon Communications Inc (–2.27%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Value from May 3, 2004 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Value	5/3/2004	19.47%	–2.73%	–0.47%	1.80%	1.68%

S&P 500/Citigroup Value Index[3]	5/3/2004	21.19%	–0.79%	1.60%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Value Index. The former index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Value Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Large-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Large-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	3.3%
General Electric Co.	3.3%
Chevron Corp.	3.1%
Exxon Mobil Corp.	3.1%
Bank of America Corp.	3.0%

S&P 500/Citigroup Value Index - Composition
% of Index

Financial	23%
Consumer Non-Cyclical	21%
Consumer Cyclical	11%
Energy	11%
Industrial	11%
Communications	9%
Utilities	7%
Technology	4%
Basic Materials	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks (100.2%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	1,899	$156,990
Abbott Laboratories (Pharmaceuticals)	4,431	239,230
Advanced Micro Devices, Inc.* (Semiconductors)	1,688	16,340
Aetna, Inc. (Healthcare-Services)	2,532	80,264
Affiliated Computer Services, Inc.—Class A* (Computers)	211	12,595
AFLAC, Inc. (Insurance)	1,688	78,070
Agilent Technologies, Inc.* (Electronics)	1,055	32,779
Air Products & Chemicals, Inc. (Chemicals)	633	51,311
Airgas, Inc. (Chemicals)	211	10,044
AK Steel Holding Corp. (Iron/Steel)	211	4,505
Alcoa, Inc. (Mining)	5,908	95,237
Allegheny Energy, Inc. (Electric)	1,055	24,771
Allegheny Technologies, Inc. (Iron/Steel)	211	9,446
Allstate Corp. (Insurance)	3,165	95,077
Altria Group, Inc. (Agriculture)	8,651	169,819
Ameren Corp. (Electric)	1,477	41,282
American Electric Power, Inc. (Electric)	2,954	102,770
American International Group, Inc.* (Insurance)	844	25,303
Ameriprise Financial, Inc. (Diversified Financial Services)	633	24,573
AmerisourceBergen Corp. (Pharmaceuticals)	1,688	44,006
Amgen, Inc.* (Biotechnology)	2,954	167,108
Analog Devices, Inc. (Semiconductors)	844	26,654
AON Corp. (Insurance)	1,688	64,718
Apartment Investment and Management Co.—Class A (REIT)	422	6,718
Applied Materials, Inc. (Semiconductors)	5,275	73,534
Archer-Daniels-Midland Co. (Agriculture)	3,798	118,915
Assurant, Inc. (Insurance)	633	18,661
AT&T, Inc. (Telecommunications)	17,724	496,804
Automatic Data Processing, Inc. (Software)	1,688	72,280
AutoNation, Inc.* (Retail)	633	12,122
Avalonbay Communities, Inc. (REIT)	211	17,325
Avery Dennison Corp. (Household Products/Wares)	633	23,098
Ball Corp. (Packaging & Containers)	211	10,909
Bank of America Corp. (Banks)	59,713	899,278
Bank of New York Mellon Corp. (Banks)	7,174	200,657
Bard (C.R.), Inc. (Healthcare-Products)	211	16,437
Baxter International, Inc. (Healthcare-Products)	1,899	111,433
BB&T Corp. (Banks)	4,220	107,061
Becton, Dickinson & Co. (Healthcare-Products)	633	49,918
Bemis Co., Inc. (Packaging & Containers)	633	18,768
Big Lots, Inc.* (Retail)	422	12,230
BJ Services Co. (Oil & Gas Services)	1,688	31,397
Black & Decker Corp. (Hand/Machine Tools)	422	27,358
Boeing Co. (Aerospace/Defense)	2,743	148,479
Boston Properties, Inc. (REIT)	422	28,304
Boston Scientific Corp.* (Healthcare-Products)	9,073	81,657
Bristol-Myers Squibb Co. (Pharmaceuticals)	6,752	170,488
Brown-Forman Corp. (Beverages)	211	11,303
C.H. Robinson Worldwide, Inc. (Transportation)	422	24,784
CA, Inc. (Software)	1,055	23,695
Cabot Oil & Gas Corp. (Oil & Gas)	211	9,197
Campbell Soup Co. (Food)	633	21,395
Capital One Financial Corp. (Diversified Financial Services)	2,743	105,167
Cardinal Health, Inc. (Pharmaceuticals)	2,110	68,026
CareFusion Corp.* (Healthcare-Products)	1,055	26,386
Carnival Corp.—Class A* (Leisure Time)	2,532	80,239
CBS Corp.—Class B (Media)	2,110	29,646
CenterPoint Energy, Inc. (Electric)	2,321	33,678
CenturyTel, Inc. (Telecommunications)	1,688	61,122
Cephalon, Inc.* (Pharmaceuticals)	211	13,169
Chesapeake Energy Corp. (Oil & Gas)	3,798	98,292
Chevron Corp. (Oil & Gas)	12,027	925,959
Chubb Corp. (Insurance)	2,110	103,770
Cincinnati Financial Corp. (Insurance)	1,055	27,683
Cintas Corp. (Textiles)	844	21,986
Citigroup, Inc. (Diversified Financial Services)	117,105	387,618
Clorox Co. (Household Products/Wares)	422	25,742
CMS Energy Corp. (Electric)	1,477	23,130
Coca-Cola Enterprises, Inc. (Beverages)	1,055	22,366
Comcast Corp.—Class A (Media)	17,091	288,154
Comerica, Inc. (Banks)	844	24,957
Computer Sciences Corp.* (Computers)	422	24,278
Compuware Corp.* (Software)	844	6,102
ConAgra Foods, Inc. (Food)	1,266	29,181
ConocoPhillips (Oil & Gas)	8,862	452,582
Consolidated Edison, Inc. (Electric)	1,688	76,686
Constellation Brands, Inc.* (Beverages)	1,266	20,167
Constellation Energy Group, Inc. (Electric)	1,266	44,525

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Costco Wholesale Corp. (Retail)	2,532	$149,818
Coventry Health Care, Inc.* (Healthcare-Services)	844	20,501
CSX Corp. (Transportation)	844	40,926
Cummins, Inc. (Machinery-Diversified)	422	19,353
CVS Corp. (Retail)	8,440	271,852
D.R. Horton, Inc. (Home Builders)	1,688	18,349
Darden Restaurants, Inc. (Retail)	211	7,400
Dean Foods Co.* (Food)	1,055	19,032
Deere & Co. (Machinery-Diversified)	1,055	57,065
Dell, Inc.* (Computers)	10,339	148,468
DENTSPLY International, Inc. (Healthcare-Products)	422	14,842
Devon Energy Corp. (Oil & Gas)	1,688	124,068
Discover Financial Services (Diversified Financial Services)	3,165	46,557
Dominion Resources, Inc. (Electric)	3,587	139,606
Dover Corp. (Miscellaneous Manufacturing)	422	17,559
Dr. Pepper Snapple Group, Inc. (Beverages)	844	23,885
DTE Energy Co. (Electric)	1,055	45,987
Duke Energy Corp. (Electric)	7,807	134,358
E* TRADE Financial Corp.* (Diversified Financial Services)	9,284	16,247
E.I. du Pont de Nemours & Co. (Chemicals)	2,532	85,252
Eastman Chemical Co. (Chemicals)	422	25,421
Eastman Kodak Co.* (Miscellaneous Manufacturing)	1,688	7,123
Eaton Corp. (Miscellaneous Manufacturing)	1,055	67,119
Edison International (Electric)	1,899	66,047
El Paso Corp. (Pipelines)	1,899	18,667
Electronic Arts, Inc.* (Software)	1,266	22,472
Eli Lilly & Co. (Pharmaceuticals)	2,954	105,487
Emerson Electric Co. (Electrical Components & Equipment)	2,743	116,852
Entergy Corp. (Electric)	1,055	86,341
EQT Corp. (Oil & Gas)	422	18,534
Equifax, Inc. (Commercial Services)	422	13,036
Equity Residential Properties Trust (REIT)	1,055	35,638
Exelon Corp. (Electric)	2,532	123,739
Expeditors International of Washington, Inc. (Transportation)	633	21,984
Exxon Mobil Corp. (Oil & Gas)	13,504	920,838
Family Dollar Stores, Inc. (Retail)	844	23,489
FedEx Corp. (Transportation)	1,899	158,472
Fidelity National Information Services, Inc. (Software)	1,899	44,513
Fifth Third Bancorp (Banks)	4,853	47,317
First Horizon National Corp.* (Banks)	1,266	16,964
FirstEnergy Corp. (Electric)	1,899	88,209
Fiserv, Inc.* (Software)	422	20,459
Fluor Corp. (Engineering & Construction)	1,055	47,517
Ford Motor Co.* (Auto Manufacturers)	13,715	137,150
Forest Laboratories, Inc.* (Pharmaceuticals)	633	20,326
Fortune Brands, Inc. (Household Products/Wares)	844	36,461
FPL Group, Inc. (Electric)	2,532	133,740
Franklin Resources, Inc. (Diversified Financial Services)	422	44,458
Frontier Communications Corp. (Telecommunications)	1,899	14,831
GameStop Corp.—Class A* (Retail)	422	9,259
Gannett Co., Inc. (Media)	1,055	15,667
General Dynamics Corp. (Aerospace/Defense)	1,055	71,919
General Electric Co. (Miscellaneous Manufacturing)	63,933	967,306
General Mills, Inc. (Food)	844	59,764
Genuine Parts Co. (Distribution/Wholesale)	1,055	40,048
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	2,954	33,528
Genzyme Corp.* (Biotechnology)	844	41,364
H & R Block, Inc. (Commercial Services)	1,266	28,637
Halliburton Co. (Oil & Gas Services)	2,743	82,537
Harley-Davidson, Inc. (Leisure Time)	422	10,634
Harris Corp. (Telecommunications)	211	10,033
Hartford Financial Services Group, Inc. (Insurance)	2,321	53,986
Health Care REIT, Inc. (REIT)	422	18,703
Heinz (H.J.) Co. (Food)	844	36,089
Hess Corp. (Oil & Gas)	1,688	102,124
Hewlett-Packard Co. (Computers)	4,431	228,241
Home Depot, Inc. (Retail)	10,128	293,003
Hormel Foods Corp. (Food)	422	16,226
Host Marriott Corp. (REIT)	3,798	44,323
Humana, Inc.* (Healthcare-Services)	1,055	46,304
Huntington Bancshares, Inc. (Banks)	4,220	15,403
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	844	40,504
Integrys Energy Group, Inc. (Electric)	422	17,720
Intel Corp. (Semiconductors)	18,568	378,787
International Game Technology (Entertainment)	844	15,842
International Paper Co. (Forest Products & Paper)	1,266	33,903
Interpublic Group of Cos., Inc.* (Advertising)	2,954	21,801
Iron Mountain, Inc.* (Commercial Services)	422	9,605
J.C. Penney Co., Inc. (Retail)	1,477	39,303
J.P. Morgan Chase & Co. (Diversified Financial Services)	23,632	984,745
Jabil Circuit, Inc. (Electronics)	1,055	18,325
Jacobs Engineering Group, Inc.* (Engineering & Construction)	844	31,743
JDS Uniphase Corp.* (Telecommunications)	422	3,482
JM Smucker Co. (Food)	633	39,088
Johnson & Johnson (Healthcare-Products)	7,807	502,849
Johnson Controls, Inc. (Auto Parts & Equipment)	4,009	109,205
Kellogg Co. (Food)	633	33,676
KeyCorp (Banks)	5,275	29,276
Kimberly-Clark Corp. (Household Products/Wares)	1,055	67,214
Kimco Realty Corp. (REIT)	2,321	31,403
King Pharmaceuticals, Inc.* (Pharmaceuticals)	1,477	18,123
KLA-Tencor Corp. (Semiconductors)	633	22,889
Kraft Foods, Inc. (Food)	8,862	240,869
Kroger Co. (Food)	4,009	82,305
L-3 Communications Holdings, Inc. (Aerospace/Defense)	633	55,039
Legg Mason, Inc. (Diversified Financial Services)	633	19,091
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	844	17,218
Lennar Corp.—Class A (Home Builders)	1,055	13,472
Leucadia National Corp.* (Holding Companies-Diversified)	633	15,059
Lexmark International, Inc.—Class A* (Computers)	422	10,964
Limited, Inc. (Retail)	844	16,239
Lincoln National Corp. (Insurance)	1,899	47,247
Lockheed Martin Corp. (Aerospace/Defense)	1,899	143,090
Loews Corp. (Insurance)	2,110	76,699
Lorillard, Inc. (Agriculture)	633	50,786
Lowe’s Cos., Inc. (Retail)	8,862	207,282
LSI Logic Corp.* (Semiconductors)	2,110	12,681
M&T Bank Corp. (Banks)	422	28,228
Macy’s, Inc. (Retail)	2,532	42,436
Marathon Oil Corp. (Oil & Gas)	4,220	131,748
Marriott International, Inc.—Class A (Lodging)	422	11,500
Marsh & McLennan Cos., Inc. (Insurance)	3,165	69,883
Marshall & Ilsley Corp. (Banks)	3,165	17,249
Masco Corp. (Building Materials)	2,110	29,139
Mattel, Inc. (Toys/Games/Hobbies)	844	16,863
McCormick & Co., Inc. (Food)	422	15,247
McDonald’s Corp. (Retail)	2,954	184,448
McGraw-Hill Cos., Inc. (Media)	844	28,282
McKesson Corp. (Commercial Services)	1,688	105,500
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	633	27,662
MEMC Electronic Materials, Inc.* (Semiconductors)	1,266	17,243

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Merck & Co., Inc. (Pharmaceuticals)	8,862	$323,817
Meredith Corp. (Media)	211	6,509
MetLife, Inc. (Insurance)	4,853	171,554
MetroPCS Communications, Inc.* (Telecommunications)	1,477	11,270
Microchip Technology, Inc. (Semiconductors)	422	12,263
Micron Technology, Inc.* (Semiconductors)	2,743	28,966
Molex, Inc. (Electrical Components & Equipment)	844	18,188
Molson Coors Brewing Co.—Class B (Beverages)	844	38,115
Monster Worldwide, Inc.* (Internet)	422	7,343
Moody’s Corp. (Commercial Services)	633	16,964
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	8,229	243,578
Motorola, Inc.* (Telecommunications)	13,926	108,066
Murphy Oil Corp. (Oil & Gas)	422	22,872
Nabors Industries, Ltd.* (Oil & Gas)	633	13,856
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	844	16,728
National Semiconductor Corp. (Semiconductors)	844	12,964
Newell Rubbermaid, Inc. (Housewares)	1,688	25,337
News Corp.—Class A (Media)	7,385	101,101
Nicor, Inc. (Gas)	211	8,883
NIKE, Inc.—Class B (Apparel)	1,055	69,704
NiSource, Inc. (Electric)	1,688	25,961
Norfolk Southern Corp. (Transportation)	1,266	66,364
Northeast Utilities System (Electric)	1,055	27,208
Northern Trust Corp. (Banks)	633	33,169
Northrop Grumman Corp. (Aerospace/Defense)	1,899	106,059
Novell, Inc.* (Software)	2,110	8,757
Novellus Systems, Inc.* (Semiconductors)	211	4,925
Nucor Corp. (Iron/Steel)	633	29,529
NYSE Euronext (Diversified Financial Services)	422	10,677
Office Depot, Inc.* (Retail)	1,688	10,888
Omnicom Group, Inc. (Advertising)	633	24,782
Owens-Illinois, Inc.* (Packaging & Containers)	422	13,871
PACCAR, Inc. (Auto Manufacturers)	2,110	76,530
Pactiv Corp.* (Packaging & Containers)	422	10,187
Pall Corp. (Miscellaneous Manufacturing)	422	15,276
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,055	56,843
Patterson Cos., Inc.* (Healthcare-Products)	211	5,904
Paychex, Inc. (Commercial Services)	844	25,860
People’s United Financial, Inc. (Banks)	2,110	35,237
Pepco Holdings, Inc. (Electric)	1,266	21,332
PerkinElmer, Inc. (Electronics)	633	13,033
Pfizer, Inc. (Pharmaceuticals)	48,530	882,761
PG&E Corp. (Electric)	2,321	103,633
Philip Morris International, Inc. (Commercial Services)	6,330	305,043
Pinnacle West Capital Corp. (Electric)	633	23,155
Pitney Bowes, Inc. (Office/Business Equipment)	1,266	28,814
Plum Creek Timber Co., Inc. (Forest Products & Paper)	633	23,902
PNC Financial Services Group (Banks)	2,743	144,803
PPG Industries, Inc. (Chemicals)	422	24,704
PPL Corp. (Electric)	2,321	74,992
Principal Financial Group, Inc. (Insurance)	844	20,290
Procter & Gamble Co. (Cosmetics/Personal Care)	10,550	639,646
Progress Energy, Inc. (Electric)	1,688	69,225
Progressive Corp.* (Insurance)	4,009	72,122
Prudential Financial, Inc. (Insurance)	1,266	62,996
Public Service Enterprise Group, Inc. (Electric)	2,954	98,221
Public Storage, Inc. (REIT)	422	34,372
Pulte Homes, Inc.* (Home Builders)	1,899	18,990
Quanta Services, Inc.* (Commercial Services)	1,266	26,383
Quest Diagnostics, Inc. (Healthcare-Services)	422	25,480
Questar Corp. (Pipelines)	633	26,314
Qwest Communications International, Inc. (Telecommunications)	8,862	37,309
R.R. Donnelley & Sons Co. (Commercial Services)	1,266	28,194
RadioShack Corp. (Retail)	844	16,458
Raytheon Co. (Aerospace/Defense)	2,321	119,578
Regions Financial Corp. (Banks)	7,174	37,950
Republic Services, Inc. (Environmental Control)	1,055	29,867
Reynolds American, Inc. (Agriculture)	1,055	55,883
Robert Half International, Inc. (Commercial Services)	422	11,280
Rockwell Automation, Inc. (Machinery-Diversified)	422	19,826
Roper Industries, Inc. (Miscellaneous Manufacturing)	211	11,050
Ryder System, Inc. (Transportation)	422	17,374
Safeway, Inc. (Food)	2,532	53,906
SAIC, Inc.* (Commercial Services)	1,899	35,967
SanDisk Corp.* (Computers)	633	18,351
Sara Lee Corp. (Food)	4,220	51,400
SCANA Corp. (Electric)	633	23,851
Scripps Networks Interactive—Class A (Entertainment)	211	8,757
Sealed Air Corp. (Packaging & Containers)	1,055	23,062
Sears Holdings Corp.* (Retail)	211	17,608
Sempra Energy (Gas)	1,477	82,682
Sherwin-Williams Co. (Chemicals)	422	26,016
SLM Corp.* (Diversified Financial Services)	2,954	33,292
Smith International, Inc. (Oil & Gas Services)	1,477	40,130
Snap-on, Inc. (Hand/Machine Tools)	422	17,834
Southern Co. (Electric)	4,853	161,702
Southwest Airlines Co. (Airlines)	4,431	50,646
Spectra Energy Corp. (Pipelines)	3,798	77,897
Sprint Nextel Corp.* (Telecommunications)	17,935	65,642
Staples, Inc. (Retail)	1,688	41,508
State Street Corp. (Banks)	2,954	128,617
Sunoco, Inc. (Oil & Gas)	633	16,521
SunTrust Banks, Inc. (Banks)	2,954	59,937
SuperValu, Inc. (Food)	1,266	16,091
Symantec Corp.* (Internet)	1,688	30,198
Sysco Corp. (Food)	3,587	100,221
Target Corp. (Retail)	4,431	214,327
TECO Energy, Inc. (Electric)	1,266	20,535
Tellabs, Inc.* (Telecommunications)	1,477	8,389
Tenet Healthcare Corp.* (Healthcare-Services)	2,532	13,647
Tesoro Petroleum Corp. (Oil & Gas)	844	11,436
Texas Instruments, Inc. (Semiconductors)	2,743	71,483
Textron, Inc. (Miscellaneous Manufacturing)	1,688	31,751
The AES Corp.* (Electric)	1,477	19,659
The Charles Schwab Corp. (Diversified Financial Services)	2,954	55,594
The Dow Chemical Co. (Chemicals)	6,963	192,388
The Gap, Inc. (Retail)	1,266	26,523
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,899	320,627
The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	1,477	20,826
The Hershey Co. (Food)	633	22,655
The New York Times Co.—Class A* (Media)	633	7,824
The Stanley Works (Hand/Machine Tools)	211	10,869
The Travelers Cos., Inc. (Insurance)	3,376	168,327
The Williams Cos., Inc. (Pipelines)	3,587	75,614
Thermo Fisher Scientific, Inc.* (Electronics)	844	40,250
Time Warner Cable, Inc. (Media)	2,110	87,333
Time Warner, Inc. (Media)	6,963	202,902
Titanium Metals Corp.* (Mining)	422	5,283
Torchmark Corp. (Insurance)	422	18,547
Total System Services, Inc. (Software)	633	10,932
Tyson Foods, Inc.—Class A (Food)	1,899	23,301

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

U.S. Bancorp (Banks)	11,394	$256,479
Union Pacific Corp. (Transportation)	1,266	80,897
United Parcel Service, Inc.—Class B (Transportation)	3,165	181,576
United States Steel Corp. (Iron/Steel)	844	46,521
UnitedHealth Group, Inc. (Healthcare-Services)	2,954	90,038
UnumProvident Corp. (Insurance)	1,899	37,068
V.F. Corp. (Apparel)	211	15,454
Valero Energy Corp. (Oil & Gas)	3,376	56,548
VeriSign, Inc.* (Internet)	633	15,344
Verizon Communications, Inc. (Telecommunications)	17,091	566,225
Vornado Realty Trust (REIT)	633	44,272
Vulcan Materials Co. (Building Materials)	844	44,453
Wal-Mart Stores, Inc. (Retail)	12,871	687,955
Walgreen Co. (Retail)	2,321	85,227
Walt Disney Co. (Media)	11,183	360,652
Washington Post Co.—Class B (Media)	211	92,756
Waste Management, Inc. (Environmental Control)	2,954	99,875
WellPoint, Inc.* (Healthcare-Services)	2,743	159,889
Wells Fargo & Co. (Banks)	30,806	831,454
Weyerhaeuser Co. (Forest Products & Paper)	844	36,410
Whirlpool Corp. (Home Furnishings)	422	34,039
Windstream Corp. (Telecommunications)	1,477	16,232
Wisconsin Energy Corp. (Electric)	633	31,542
Xcel Energy, Inc. (Electric)	2,743	58,234
Xerox Corp. (Office/Business Equipment)	5,275	44,627
Yahoo!, Inc.* (Internet)	3,376	56,649
Zions Bancorp (Banks)	844	10,829

TOTAL COMMON STOCKS
(Cost $23,091,549)		29,605,275

TOTAL INVESTMENT SECURITIES
(Cost $23,091,549)—100.2%		29,605,275
Net other assets (liabilities)—(0.2)%		(72,968)

NET ASSETS—100.0%		$29,532,307

*	Non-income producing security

ProFund VP Large-Cap Value invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$46,583	0.2%
Aerospace/Defense	644,164	2.2%
Agriculture	395,403	1.4%
Airlines	50,646	0.2%
Apparel	85,158	0.3%
Auto Manufacturers	213,680	0.8%
Auto Parts & Equipment	130,031	0.5%
Banks	2,924,865	10.0%
Beverages	115,836	0.4%
Biotechnology	208,472	0.7%
Building Materials	73,592	0.2%
Chemicals	415,136	1.4%
Commercial Services	606,469	2.0%
Computers	442,897	1.5%
Cosmetics/Personal Care	639,646	2.2%
Distribution/Wholesale	40,048	0.1%
Diversified Financial Services	2,342,480	8.0%
Electric	1,941,839	6.4%
Electrical Components & Equipment	135,040	0.5%
Electronics	104,387	0.3%
Engineering & Construction	79,260	0.3%
Entertainment	24,599	0.1%
Environmental Control	129,742	0.4%
Food	860,446	3.1%
Forest Products & Paper	94,215	0.3%
Gas	91,565	0.3%
Hand/Machine Tools	56,061	0.2%
Healthcare-Products	809,426	2.9%
Healthcare-Services	436,123	1.5%
Holding Companies-Diversified	15,059	0.1%
Home Builders	50,811	0.2%
Home Furnishings	34,039	0.1%
Household Products/Wares	152,515	0.5%
Housewares	25,337	0.1%
Insurance	1,212,001	4.2%
Internet	109,534	0.4%
Iron/Steel	90,001	0.3%
Leisure Time	90,873	0.3%
Lodging	11,500	NM
Machinery-Diversified	96,244	0.4%
Media	1,220,826	4.1%
Mining	100,520	0.3%
Miscellaneous Manufacturing	1,388,739	4.7%
Office/Business Equipment	73,441	0.2%
Oil & Gas	2,904,575	9.6%
Oil & Gas Services	154,064	0.5%
Packaging & Containers	76,797	0.2%
Pharmaceuticals	1,913,095	6.5%
Pipelines	198,492	0.8%
REIT	261,058	0.8%
Retail	2,369,375	7.8%
Semiconductors	678,729	2.2%
Software	209,210	0.6%
Telecommunications	1,399,405	4.7%
Textiles	21,986	0.1%
Toys/Games/Hobbies	16,863	0.1%
Transportation	592,377	2.0%
Other**	(72,968)	(0.2)

Total	$29,532,307	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Value	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$29,605,275	$29,605,275

Total Investment Securities	$29,605,275	$29,605,275

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Large-Cap Value

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$23,091,549

Securities, at value	29,605,275

Total Investment Securities, at value	29,605,275
Dividends receivable	53,406
Receivable for capital shares issued	502,102
Prepaid expenses	68

Total Assets	30,160,851

Liabilities:
Cash overdraft	5,537
Payable for investments purchased	561,554
Advisory fees payable	13,886
Management services fees payable	1,851
Administration fees payable	974
Administrative services fees payable	8,913
Distribution fees payable	6,648
Trustee fees payable	76
Transfer agency fees payable	2,987
Fund accounting fees payable	1,948
Compliance services fees payable	461
Other accrued expenses	23,709

Total Liabilities	628,544

Net Assets	$29,532,307

Net Assets consist of:
Capital	$42,302,841
Accumulated net investment income (loss)	379,799
Accumulated net realized gains (losses) on investments	(19,664,059)
Net unrealized appreciation (depreciation) on investments	6,513,726

Net Assets	$29,532,307

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,358,537

Net Asset Value (offering and redemption price per share)	$21.74

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$882,789
Interest	31

Total Investment Income	882,820

Expenses:
Advisory fees	226,229
Management services fees	30,164
Administration fees	12,611
Transfer agency fees	18,996
Administrative services fees	103,336
Distribution fees	75,410
Custody fees	36,680
Fund accounting fees	28,075
Trustee fees	395
Compliance services fees	207
Other fees	38,751

Total Gross Expenses before reductions	570,854
Less Expenses reduced by the Advisor	(67,833)

Total Net Expenses	503,021

Net Investment Income (Loss)	379,799

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(302,658)
Change in net unrealized appreciation/depreciation on investments	5,584,737

Net Realized and Unrealized Gains (Losses) on Investments	5,282,079

Change in Net Assets Resulting from Operations	$5,661,878

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Large-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$379,799	$728,606
Net realized gains (losses) on investments	(302,658)	(13,678,270)
Change in net unrealized appreciation/depreciation on investments	5,584,737	(8,711,856)

Change in net assets resulting from operations	5,661,878	(21,661,520)

Distributions to Shareholders From:
Net investment income	(728,606)	(894,434)
Net realized gains on investments	—	(6,697,063)

Change in net assets resulting from distributions	(728,606)	(7,591,497)

Capital Transactions:
Proceeds from shares issued	67,775,602	141,838,727
Dividends reinvested	728,606	7,591,497
Value of shares redeemed	(77,099,135)	(157,920,366)

Change in net assets resulting from capital transactions	(8,594,927)	(8,490,142)

Change in net assets	(3,661,655)	(37,743,159)
Net Assets:
Beginning of period	33,193,962	70,937,121

End of period	$29,532,307	$33,193,962

Accumulated net investment income (loss)	$379,799	$728,606

Share Transactions:
Issued	3,663,426	5,150,281
Reinvested	34,515	294,587
Redeemed	(4,131,894)	(5,547,433)

Change in shares	(433,953)	(102,565)

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Large-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.52	$37.43	$40.02	$34.26	$33.48

Investment Activities:
Net investment income (loss)(a)	0.24	0.49	0.32	0.24	0.13
Net realized and unrealized gains (losses) on investments	3.35	(14.16)	(0.16)	6.09	0.94

Total income (loss) from investment activities	3.59	(13.67)	0.16	6.33	1.07

Distributions to Shareholders From:
Net investment income	(0.37)	(0.62)	(0.28)	(0.06)	— (b)
Net realized gains on investments	—	(4.62)	(2.47)	(0.51)	(0.29)

Total distributions	(0.37)	(5.24)	(2.75)	(0.57)	(0.29)

Net Asset Value, End of Period	$21.74	$18.52	$37.43	$40.02	$34.26

Total Return	19.47%	(40.46)%	0.15%	18.67%	3.21%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.82%	1.72%	1.74%	2.00%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.98%
Net investment income (loss)	1.26%	1.69%	0.77%	0.66%	0.40%

Supplemental Data:
Net assets, end of period (000’s)	$29,532	$33,194	$70,937	$156,784	$79,122
Portfolio turnover rate(c)	217%	304%	250%	277%	499%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

ProFund VP Large-Cap Growth

The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index. For the year ended December 31, 2009, the Fund had a total return of 29.73%, compared to a total return of 31.58%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P 500 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Google Inc Class A (+101.52%), and Microsoft Corp (+56.79%), while the bottom three performers in this group were Exxon Mobil Corp (-14.58%), Johnson & Johnson (+7.66%), and PepsiCo Inc (+11.01%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Large-Cap Growth from May 3, 2004 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Large-Cap Growth	5/3/2004	29.73%	–0.30%	0.65%	1.75%	1.68%

S&P 500/Citigroup Growth Index[3]	5/3/2004	31.58%	1.54%	2.36%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P 500/Barra Growth Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P 500/Barra Growth Index represents performance from May 3, 2004 to December 16, 2005 and the S&P 500/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

10

PROFUNDS VP
ProFund VP Large-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Large-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	4.7%
Apple Computer, Inc.	3.7%
International Business Machines Corp.	3.5%
Exxon Mobil Corp.	3.4%
Google, Inc.—Class A	2.9%

S&P 500/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	26%
Technology	22%
Communications	14%
Energy	12%
Industrial	9%
Consumer Cyclical	6%
Financial	6%
Basic Materials	5%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

Common Stocks (100.0%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	3,300	$272,811
Abbott Laboratories (Pharmaceuticals)	7,200	388,728
Abercrombie & Fitch Co.—Class A (Retail)	900	31,365
Adobe Systems, Inc.* (Software)	4,500	165,510
Advanced Micro Devices, Inc.* (Semiconductors)	2,400	23,232
Affiliated Computer Services, Inc.—Class A* (Computers)	600	35,814
AFLAC, Inc. (Insurance)	1,500	69,375
Agilent Technologies, Inc.* (Electronics)	1,500	46,605
Air Products & Chemicals, Inc. (Chemicals)	900	72,954
Airgas, Inc. (Chemicals)	300	14,280
AK Steel Holding Corp. (Iron/Steel)	600	12,810
Akamai Technologies, Inc.* (Internet)	1,500	37,995
Allegheny Technologies, Inc. (Iron/Steel)	600	26,862
Allergan, Inc. (Pharmaceuticals)	2,700	170,127
Altera Corp. (Semiconductors)	2,700	61,101
Altria Group, Inc. (Agriculture)	5,700	111,891
Amazon.com, Inc.* (Internet)	3,000	403,560
American Express Co. (Diversified Financial Services)	10,500	425,460
American Tower Corp.* (Telecommunications)	3,600	155,556
Ameriprise Financial, Inc. (Diversified Financial Services)	1,200	46,584
Amgen, Inc.* (Biotechnology)	4,500	254,565
Amphenol Corp.—Class A (Electronics)	1,500	69,270
Anadarko Petroleum Corp. (Oil & Gas)	4,200	262,164
Analog Devices, Inc. (Semiconductors)	1,500	47,370
Apache Corp. (Oil & Gas)	3,000	309,510
Apartment Investment and Management Co.—Class A (REIT)	300	4,776
Apollo Group, Inc.—Class A* (Commercial Services)	1,200	72,696
Apple Computer, Inc.* (Computers)	7,800	1,644,708
Applied Materials, Inc. (Semiconductors)	3,900	54,366
AT&T, Inc. (Telecommunications)	26,100	731,583
Autodesk, Inc.* (Software)	2,100	53,361
Automatic Data Processing, Inc. (Software)	2,100	89,922
AutoZone, Inc.* (Retail)	300	47,421
Avalonbay Communities, Inc. (REIT)	300	24,633
Avon Products, Inc. (Cosmetics/Personal Care)	3,900	122,850
Baker Hughes, Inc. (Oil & Gas Services)	2,700	109,296
Ball Corp. (Packaging & Containers)	600	31,020
Bard (C.R.), Inc. (Healthcare-Products)	600	46,740
Baxter International, Inc. (Healthcare-Products)	2,700	158,436
Becton, Dickinson & Co. (Healthcare-Products)	1,200	94,632
Bed Bath & Beyond, Inc.* (Retail)	2,400	92,712
Best Buy Co., Inc. (Retail)	3,000	118,380
Biogen Idec, Inc.* (Biotechnology)	2,700	144,450
BMC Software, Inc.* (Software)	1,500	60,150
Boeing Co. (Aerospace/Defense)	2,400	129,912
Boston Properties, Inc. (REIT)	600	40,242
Bristol-Myers Squibb Co. (Pharmaceuticals)	7,800	196,950
Broadcom Corp.—Class A* (Semiconductors)	3,900	122,655
Brown-Forman Corp. (Beverages)	600	32,142
Burlington Northern Santa Fe Corp. (Transportation)	2,400	236,688
C.H. Robinson Worldwide, Inc. (Transportation)	900	52,857
CA, Inc. (Software)	2,100	47,166
Cabot Oil & Gas Corp. (Oil & Gas)	600	26,154
Cameron International Corp.* (Oil & Gas Services)	2,100	87,780
Campbell Soup Co. (Food)	900	30,420
Caterpillar, Inc. (Machinery-Construction & Mining)	5,400	307,746
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,400	32,568
CBS Corp.—Class B (Media)	2,700	37,935
Celgene Corp.* (Biotechnology)	4,200	233,856
Cephalon, Inc.* (Pharmaceuticals)	300	18,723
CF Industries Holdings, Inc. (Chemicals)	300	27,234
CIGNA Corp. (Insurance)	2,400	84,648
Cisco Systems, Inc.* (Telecommunications)	50,700	1,213,758
Citrix Systems, Inc.* (Software)	1,500	62,415
Cliffs Natural Resources, Inc. (Iron/Steel)	1,200	55,308
Clorox Co. (Household Products/Wares)	600	36,600
CME Group, Inc. (Diversified Financial Services)	600	201,570
Coach, Inc. (Apparel)	2,700	98,631
Coca-Cola Co. (Beverages)	20,400	1,162,800
Coca-Cola Enterprises, Inc. (Beverages)	1,500	31,800
Cognizant Technology Solutions Corp.* (Computers)	2,700	122,310
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,500	369,675
Computer Sciences Corp.* (Computers)	900	51,777
Compuware Corp.* (Software)	900	6,507
ConAgra Foods, Inc. (Food)	2,100	48,405
CONSOL Energy, Inc. (Coal)	1,500	74,700
Corning, Inc. (Telecommunications)	13,800	266,478
CSX Corp. (Transportation)	2,100	101,829
Cummins, Inc. (Machinery-Diversified)	1,200	55,032

See accompanying notes to the financial statements.

11

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Danaher Corp. (Miscellaneous Manufacturing)	2,400	$180,480
Darden Restaurants, Inc. (Retail)	900	31,563
DaVita, Inc.* (Healthcare-Services)	900	52,866
Deere & Co. (Machinery-Diversified)	2,100	113,589
Denbury Resources, Inc.* (Oil & Gas)	2,100	31,080
DENTSPLY International, Inc. (Healthcare-Products)	900	31,653
Devon Energy Corp. (Oil & Gas)	1,500	110,250
DeVry, Inc. (Commercial Services)	600	34,038
Diamond Offshore Drilling, Inc. (Oil & Gas)	600	59,052
DIRECTV—Class A* (Media)	8,400	280,140
Dover Corp. (Miscellaneous Manufacturing)	900	37,449
Dr.Pepper Snapple Group, Inc. (Beverages)	1,200	33,960
Dun & Bradstreet Corp. (Software)	600	50,622
E.I. du Pont de Nemours & Co. (Chemicals)	4,200	141,414
eBay, Inc.* (Internet)	9,900	233,046
Ecolab, Inc. (Chemicals)	2,100	93,639
El Paso Corp. (Pipelines)	3,300	32,439
Electronic Arts, Inc.* (Software)	1,200	21,300
Eli Lilly & Co. (Pharmaceuticals)	4,500	160,695
EMC Corp.* (Computers)	18,000	314,460
Emerson Electric Co. (Electrical Components & Equipment)	2,700	115,020
EOG Resources, Inc. (Oil & Gas)	2,100	204,330
EQT Corp. (Oil & Gas)	600	26,352
Equifax, Inc. (Commercial Services)	600	18,534
Equity Residential Properties Trust (REIT)	900	30,402
Exelon Corp. (Electric)	2,100	102,627
Expedia, Inc.* (Internet)	1,800	46,278
Expeditors International of Washington, Inc. (Transportation)	900	31,257
Express Scripts, Inc.* (Pharmaceuticals)	2,400	207,480
Exxon Mobil Corp. (Oil & Gas)	22,200	1,513,818
Fastenal Co. (Distribution/Wholesale)	1,200	49,968
Federated Investors, Inc.—Class B (Diversified Financial Services)	900	24,750
First Solar, Inc.* (Energy-Alternate Sources)	300	40,620
Fiserv, Inc.* (Software)	900	43,632
FLIR Systems, Inc.* (Electronics)	1,200	39,264
Flowserve Corp. (Machinery-Diversified)	600	56,718
FMC Corp. (Chemicals)	600	33,456
FMC Technologies, Inc.* (Oil & Gas Services)	1,200	69,408
Ford Motor Co.* (Auto Manufacturers)	9,000	90,000
Forest Laboratories, Inc.* (Pharmaceuticals)	1,800	57,798
Franklin Resources, Inc. (Diversified Financial Services)	600	63,210
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	3,900	313,131
GameStop Corp.—Class A* (Retail)	900	19,746
Gannett Co., Inc. (Media)	600	8,910
General Dynamics Corp. (Aerospace/Defense)	1,800	122,706
General Mills, Inc. (Food)	1,500	106,215
Genzyme Corp.* (Biotechnology)	1,200	58,812
Gilead Sciences, Inc.* (Pharmaceuticals)	7,800	337,584
Goodrich Corp. (Aerospace/Defense)	1,200	77,100
Google, Inc.—Class A* (Internet)	2,100	1,301,958
H & R Block, Inc. (Commercial Services)	900	20,358
Halliburton Co. (Oil & Gas Services)	3,900	117,351
Harley-Davidson, Inc. (Leisure Time)	1,500	37,800
Harman International Industries, Inc. (Home Furnishings)	600	21,168
Harris Corp. (Telecommunications)	600	28,530
Hasbro, Inc. (Toys/Games/Hobbies)	1,200	38,472
HCP, Inc. (REIT)	2,700	82,458
Health Care REIT, Inc. (REIT)	300	13,296
Heinz (H.J.) Co. (Food)	1,500	64,140
Hewlett-Packard Co. (Computers)	14,400	741,744
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,600	258,720
Hospira, Inc.* (Pharmaceuticals)	1,500	76,500
Hudson City Bancorp, Inc. (Savings & Loans)	4,200	57,666
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	2,100	100,779
IMS Health, Inc. (Software)	1,500	31,590
Intel Corp. (Semiconductors)	21,300	434,520
IntercontinentalExchange, Inc.* (Diversified Financial Services)	600	67,380
International Business Machines Corp. (Computers)	11,700	1,531,530
International Flavors & Fragrances, Inc. (Chemicals)	600	24,684
International Game Technology (Entertainment)	1,500	28,155
International Paper Co. (Forest Products & Paper)	1,800	48,204
Intuit, Inc.* (Software)	2,700	82,917
Intuitive Surgical, Inc.* (Healthcare-Products)	300	90,996
Invesco, Ltd. (Diversified Financial Services)	3,900	91,611
Iron Mountain, Inc.* (Commercial Services)	900	20,484
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,500	74,610
Janus Capital Group, Inc. (Diversified Financial Services)	1,500	20,175
JDS Uniphase Corp.* (Telecommunications)	1,200	9,900
Johnson & Johnson (Healthcare-Products)	12,900	830,889
Juniper Networks, Inc.* (Telecommunications)	4,500	120,015
Kellogg Co. (Food)	1,200	63,840
Kimberly-Clark Corp. (Household Products/Wares)	2,100	133,791
KLA-Tencor Corp. (Semiconductors)	600	21,696
Kohls Corp.* (Retail)	2,700	145,611
Laboratory Corp. of America Holdings* (Healthcare-Services)	900	67,356
Legg Mason, Inc. (Diversified Financial Services)	300	9,048
Leucadia National Corp.* (Holding Companies-Diversified)	600	14,274
Life Technologies Corp.* (Biotechnology)	1,500	78,345
Limited, Inc. (Retail)	1,200	23,088
Linear Technology Corp. (Semiconductors)	2,100	64,134
Lorillard, Inc. (Agriculture)	600	48,138
LSI Logic Corp.* (Semiconductors)	2,700	16,227
Marriott International, Inc.—Class A (Lodging)	1,500	40,875
Massey Energy Co. (Coal)	900	37,809
MasterCard, Inc.—Class A (Software)	900	230,382
Mattel, Inc. (Toys/Games/Hobbies)	1,800	35,964
McAfee, Inc.* (Internet)	1,500	60,855
McCormick & Co., Inc. (Food)	600	21,678
McDonald’s Corp. (Retail)	5,100	318,444
McGraw-Hill Cos., Inc. (Media)	1,500	50,265
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	900	39,330
MeadWestvaco Corp. (Forest Products & Paper)	1,500	42,945
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,200	268,422
Medtronic, Inc. (Healthcare-Products)	9,900	435,402
Merck & Co., Inc. (Pharmaceuticals)	14,100	515,214
Microchip Technology, Inc. (Semiconductors)	900	26,154
Micron Technology, Inc.* (Semiconductors)	3,600	38,016
Microsoft Corp. (Software)	68,100	2,076,369
Millipore Corp.* (Biotechnology)	600	43,410
Monsanto Co. (Agriculture)	4,800	392,400
Monster Worldwide, Inc.* (Internet)	600	10,440
Moody’s Corp. (Commercial Services)	900	24,120
Murphy Oil Corp. (Oil & Gas)	900	48,780
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,700	49,761
Nabors Industries, Ltd.* (Oil & Gas)	1,500	32,835
National Semiconductor Corp. (Semiconductors)	900	13,824
National-Oilwell Varco, Inc. (Oil & Gas Services)	3,600	158,724
NetApp, Inc.* (Computers)	3,000	103,170
Newmont Mining Corp. (Mining)	4,200	198,702
News Corp.—Class A (Media)	9,000	123,210

See accompanying notes to the financial statements.

12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

NIKE, Inc.—Class B (Apparel)	2,100	$138,747
Noble Energy, Inc. (Oil & Gas)	1,500	106,830
Nordstrom, Inc. (Retail)	1,500	56,370
Norfolk Southern Corp. (Transportation)	1,500	78,630
Northern Trust Corp. (Banks)	1,200	62,880
Novellus Systems, Inc.* (Semiconductors)	300	7,002
Nucor Corp. (Iron/Steel)	1,800	83,970
NVIDIA Corp.* (Semiconductors)	4,800	89,664
NYSE Euronext (Diversified Financial Services)	1,500	37,950
O’Reilly Automotive, Inc.* (Retail)	1,200	45,744
Occidental Petroleum Corp. (Oil & Gas)	7,200	585,720
Omnicom Group, Inc. (Advertising)	1,800	70,470
Oracle Corp. (Software)	34,500	846,630
Owens-Illinois, Inc.* (Packaging & Containers)	900	29,583
Pactiv Corp.* (Packaging & Containers)	600	14,484
Pall Corp. (Miscellaneous Manufacturing)	600	21,720
Patterson Cos., Inc.* (Healthcare-Products)	600	16,788
Paychex, Inc. (Commercial Services)	1,500	45,960
Peabody Energy Corp. (Coal)	2,400	108,504
PepsiCo, Inc. (Beverages)	13,800	839,040
Philip Morris International, Inc. (Commercial Services)	7,500	361,425
Pioneer Natural Resources Co. (Oil & Gas)	900	43,353
Plum Creek Timber Co., Inc. (Forest Products & Paper)	600	22,656
Polo Ralph Lauren Corp. (Apparel)	600	48,588
PPG Industries, Inc. (Chemicals)	900	52,686
Praxair, Inc. (Chemicals)	2,700	216,837
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,200	132,420
Priceline.com, Inc.* (Internet)	300	65,550
Principal Financial Group, Inc. (Insurance)	1,500	36,060
Procter & Gamble Co. (Cosmetics/Personal Care)	10,200	618,426
ProLogis (REIT)	4,200	57,498
Prudential Financial, Inc. (Insurance)	2,400	119,424
Public Storage, Inc. (REIT)	600	48,870
QLogic Corp.* (Semiconductors)	900	16,983
Qualcomm, Inc. (Telecommunications)	14,700	680,022
Quest Diagnostics, Inc. (Healthcare-Services)	900	54,342
Questar Corp. (Pipelines)	600	24,942
Range Resources Corp. (Oil & Gas)	1,500	74,775
Red Hat, Inc.* (Software)	1,800	55,620
Republic Services, Inc. (Environmental Control)	1,200	33,972
Robert Half International, Inc. (Commercial Services)	600	16,038
Rockwell Automation, Inc. (Machinery-Diversified)	600	28,188
Rockwell Collins, Inc. (Aerospace/Defense)	1,500	83,040
Roper Industries, Inc. (Miscellaneous Manufacturing)	600	31,422
Ross Stores, Inc. (Retail)	1,200	51,252
Rowan Cos., Inc.* (Oil & Gas)	900	20,376
Salesforce.com, Inc.* (Software)	900	66,393
SanDisk Corp.* (Computers)	1,200	34,788
Schlumberger, Ltd. (Oil & Gas Services)	10,500	683,445
Scripps Networks Interactive—Class A (Entertainment)	300	12,450
Sherwin-Williams Co. (Chemicals)	300	18,495
Sigma-Aldrich Corp. (Chemicals)	1,200	60,636
Simon Property Group, Inc. (REIT)	2,400	191,520
Southwestern Energy Co.* (Oil & Gas)	3,000	144,600
St. Jude Medical, Inc.* (Healthcare-Products)	3,000	110,340
Staples, Inc. (Retail)	3,900	95,901
Starbucks Corp.* (Retail)	6,600	152,196
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,800	65,826
Stericycle, Inc.* (Environmental Control)	600	33,102
Stryker Corp. (Healthcare-Products)	2,400	120,888
Sun Microsystems, Inc.* (Computers)	6,600	61,842
Symantec Corp.* (Internet)	4,800	85,872
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,400	127,800
Tellabs, Inc.* (Telecommunications)	1,200	6,816
Teradata Corp.* (Computers)	1,500	47,145
Teradyne, Inc.* (Semiconductors)	1,500	16,095
Texas Instruments, Inc. (Semiconductors)	7,200	187,632
The AES Corp.* (Electric)	3,600	47,916
The Charles Schwab Corp. (Diversified Financial Services)	3,900	73,398
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	900	43,524
The Gap, Inc. (Retail)	2,400	50,280
The Goldman Sachs Group, Inc. (Diversified Financial Services)	1,800	303,912
The Hershey Co. (Food)	600	21,474
The Pepsi Bottling Group, Inc. (Beverages)	1,200	45,000
The Stanley Works (Hand/Machine Tools)	600	30,906
Thermo Fisher Scientific, Inc.* (Electronics)	2,400	114,456
Tiffany & Co. (Retail)	1,200	51,600
TJX Cos., Inc. (Retail)	3,600	131,580
Total System Services, Inc. (Software)	900	15,543
Union Pacific Corp. (Transportation)	2,700	172,530
United Parcel Service, Inc.—Class B (Transportation)	3,900	223,743
United Technologies Corp. (Aerospace/Defense)	8,400	583,044
UnitedHealth Group, Inc. (Healthcare-Services)	5,700	173,736
V.F. Corp. (Apparel)	300	21,972
Varian Medical Systems, Inc.* (Healthcare-Products)	1,200	56,220
Ventas, Inc. (REIT)	1,500	65,610
VeriSign, Inc.* (Internet)	600	14,544
Viacom, Inc.—Class B* (Media)	5,400	160,542
Visa, Inc.—Class A (Commercial Services)	3,900	341,094
Vornado Realty Trust (REIT)	600	41,964
W.W. Grainger, Inc. (Distribution/Wholesale)	600	58,098
Walgreen Co. (Retail)	5,100	187,272
Waters Corp.* (Electronics)	900	55,764
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	900	35,649
Western Digital Corp.* (Computers)	2,100	92,715
Western Union Co. (Commercial Services)	6,000	113,100
Weyerhaeuser Co. (Forest Products & Paper)	600	25,884
Whole Foods Market, Inc.* (Food)	1,200	32,940
Windstream Corp. (Telecommunications)	1,800	19,782
Wyndham Worldwide Corp. (Lodging)	1,500	30,255
Wynn Resorts, Ltd. (Lodging)	600	34,938
Xilinx, Inc. (Semiconductors)	2,400	60,144
XL Capital, Ltd.—Class A (Insurance)	3,000	54,990
XTO Energy, Inc. (Oil & Gas)	5,100	237,303
Yahoo!, Inc.* (Internet)	5,700	95,646
YUM! Brands, Inc. (Retail)	4,200	146,874
Zimmer Holdings, Inc.* (Healthcare-Products)	1,800	106,398

TOTAL COMMON STOCKS
(Cost $32,702,244)		44,244,984

TOTAL INVESTMENT SECURITIES
(Cost $32,702,244)—100.0%		44,244,984
Net other assets (liabilities)—NM		13,210

NET ASSETS—100.0%		$44,258,194

*	Non-income producing security

See accompanying notes to the financial statements.

13

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Large-Cap Growth	December 31, 2009

ProFund VP Large-Cap Growth invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$70,470	0.2%
Aerospace/Defense	995,802	2.3%
Agriculture	552,429	1.3%
Apparel	307,938	0.7%
Auto Manufacturers	90,000	0.2%
Banks	62,880	0.1%
Beverages	2,144,742	4.9%
Biotechnology	813,438	1.8%
Chemicals	756,315	1.7%
Coal	221,013	0.5%
Commercial Services	1,067,847	2.4%
Computers	4,782,003	10.8%
Cosmetics/Personal Care	1,154,475	2.6%
Distribution/Wholesale	108,066	0.2%
Diversified Financial Services	1,492,848	3.5%
Electric	150,543	0.3%
Electrical Components & Equipment	115,020	0.3%
Electronics	325,359	0.8%
Energy-Alternate Sources	40,620	0.1%
Entertainment	40,605	0.1%
Environmental Control	67,074	0.2%
Food	389,112	0.7%
Forest Products & Paper	139,689	0.4%
Hand/Machine Tools	30,906	0.1%
Healthcare-Products	2,099,382	4.8%
Healthcare-Services	348,300	0.8%
Holding Companies-Diversified	14,274	NM
Home Furnishings	21,168	NM
Household Products/Wares	170,391	0.4%
Insurance	364,497	0.9%
Internet	2,355,744	5.1%
Iron/Steel	178,950	0.4%
Leisure Time	37,800	0.1%
Lodging	171,894	0.4%
Machinery-Construction & Mining	307,746	0.7%
Machinery-Diversified	253,527	0.6%
Media	661,002	1.5%
Metal Fabricate/Hardware	132,420	0.3%
Mining	511,833	1.2%
Miscellaneous Manufacturing	977,991	2.3%
Oil & Gas	3,837,282	8.7%
Oil & Gas Services	1,226,004	2.8%
Packaging & Containers	75,087	0.2%
Pharmaceuticals	2,522,961	5.8%
Pipelines	57,381	0.2%
REIT	601,269	1.3%
Real Estate	32,568	0.1%
Retail	1,797,399	3.9%
Savings & Loans	57,666	0.1%
Semiconductors	1,300,815	2.8%
Software	4,006,029	8.9%
Telecommunications	3,232,440	7.3%
Toys/Games/Hobbies	74,436	0.2%
Transportation	897,534	2.0%
Other**	13,210	NM

Total	$44,258,194	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$44,244,984	$44,244,984

Total Investment Securities	$44,244,984	$44,244,984

See accompanying notes to the financial statements.

14

PROFUNDS VP ProFund VP Large-Cap Growth

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$32,702,244

Securities, at value	44,244,984

Total Investment Securities, at value	44,244,984
Dividends receivable	40,614
Receivable for capital shares issued	1,118,345
Receivable for investments sold	176
Prepaid expenses	82

Total Assets	45,404,201

Liabilities:
Cash overdraft	178,184
Payable for investments purchased	885,101
Advisory fees payable	21,903
Management services fees payable	2,920
Administration fees payable	1,448
Administrative services fees payable	13,096
Distribution fees payable	9,964
Trustee fees payable	113
Transfer agency fees payable	4,227
Fund accounting fees payable	2,897
Compliance services fees payable	543
Other accrued expenses	25,611

Total Liabilities	1,146,007

Net Assets	$44,258,194

Net Assets consist of:
Capital	$48,678,966
Accumulated net investment income (loss)	25,501
Accumulated net realized gains (losses) on investments	(15,989,013)
Net unrealized appreciation (depreciation on investments)	11,542,740

Net Assets	$44,258,194

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,491,609

Net Asset Value (offering and redemption price per share)	$29.67

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$582,523
Interest	80

Total Investment Income	582,603

Expenses:
Advisory fees	250,724
Management services fees	33,430
Administration fees	13,963
Transfer agency fees	21,090
Administrative services fees	114,147
Distribution fees	83,575
Custody fees	22,764
Fund accounting fees	30,364
Trustee fees	451
Compliance services fees	493
Other fees	45,655

Total Gross Expenses before reductions	616,656
Less Expenses reduced by the Advisor	(59,554)

Total Net Expenses	557,102

Net Investment Income (Loss)	25,501

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	902,213
Change in net unrealized appreciation/depreciation on investments	8,494,755

Net Realized and Unrealized Gains (Losses) on Investments	9,396,968

Change in Net Assets Resulting from Operations	$9,422,469

See accompanying notes to the financial statements.

15

PROFUNDS VP ProFund VP Large-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$25,501	$(99,093)
Net realized gains (losses) on investments	902,213	(11,485,183)
Change in net unrealized appreciation/depreciation on investments	8,494,755	(9,885,425)

Change in net assets resulting from operations	9,422,469	(21,469,701)

Distributions to Shareholders From:
Net realized gains on investments	—	(1,015,452)

Change in net assets resulting from distributions	—	(1,015,452)

Capital Transactions:
Proceeds from shares issued	82,340,131	147,399,662
Dividends reinvested	—	1,015,452
Value of shares redeemed	(71,246,826)	(178,022,133)

Change in net assets resulting from capital transactions	11,093,305	(29,607,019)

Change in net assets	20,515,774	(52,092,172)
Net Assets:
Beginning of period	23,742,420	75,834,592

End of period	$44,258,194	$23,742,420

Accumulated net investment income (loss)	$25,501	$—

Share Transactions:
Issued	3,442,460	4,881,702
Reinvested	—	33,250
Redeemed	(2,988,795)	(5,982,201)

Change in shares	453,665	(1,067,249)

See accompanying notes to the financial statements.

16

PROFUNDS VP ProFund VP Large-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$22.87	$36.02	$34.28	$31.83	$31.61

Investment Activities:
Net investment income (loss)(a)	0.02	(0.05)	(0.09)	(0.09)	(0.14)
Net realized and unrealized gains (losses) on investments	6.78	(12.62)	2.47	2.95	0.42

Total income (loss) from investment activities	6.80	(12.67)	2.38	2.86	0.28

Distributions to Shareholders From:
Net investment income	—	—	—	—	— (b)
Net realized gains on investments	—	(0.48)	(0.64)	(0.41)	(0.06)

Total distributions	—	(0.48)	(0.64)	(0.41)	(0.06)

Net Asset Value, End of Period	$29.67	$22.87	$36.02	$34.28	$31.83

Total Return	29.73%	(35.52)%	6.96%	9.06%	0.90%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.77%	1.72%	1.76%	1.94%
Net expenses	1.67%	1.63%	1.65%	1.73%	1.94%
Net investment income (loss)	0.08%	(0.17)%	(0.24)%	(0.27)%	(0.43)%

Supplemental Data:
Net assets, end of period (000’s)	$44,258	$23,742	$75,835	$76,688	$83,512
Portfolio turnover rate(c)	224%	239%	298%	230%	635%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

17

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2009, the Fund had a total return of 20.40%, compared to a total return of 22.85%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were World Fuel Services Corp (+44.81%), Casey’s General Stores Inc (+40.14%), and EMCOR Group Inc (+19.93%), while the bottom three performers in this group were Piedmont Natural Gas Co Inc (–15.54%), New Jersey Resources Corp (–4.96%), and ProAssurance Corp (+1.76%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Value	5/1/2002	20.40%	–1.11%	1.21%	1.91%	1.68%

S&P SmallCap 600/Citigroup Value Index[3]	5/1/2002	22.85%	0.86%	3.92%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

18

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	1.0%
EMCOR Group, Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.8%
World Fuel Services Corp.	0.8%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	23%
Consumer Cyclical	16%
Consumer Non-Cyclical	15%
Utilities	7%
Technology	6%
Basic Materials	4%
Communications	3%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks (99.9%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	1,710	$23,410
AAR Corp.* (Aerospace/Defense)	4,104	94,310
ABM Industries, Inc. (Commercial Services)	4,959	102,453
Actel Corp.* (Semiconductors)	1,539	18,283
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,182	133,082
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,617	164,550
Adaptec, Inc.* (Telecommunications)	12,825	42,964
Administaff, Inc. (Commercial Services)	1,197	28,237
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,223	33,523
Agilysys, Inc. (Computers)	2,223	20,229
Albany International Corp.—Class A (Machinery-Diversified)	2,907	65,291
ALLETE, Inc. (Electric)	3,249	106,177
Alliance One International, Inc.* (Agriculture)	9,576	46,731
American Physicians Capital, Inc. (Insurance)	1,026	31,108
American Public Education, Inc.* (Commercial Services)	1,026	35,253
American Science & Engineering, Inc. (Electronics)	513	38,906
American States Water Co. (Water)	1,026	36,331
American Vanguard Corp. (Chemicals)	2,223	18,451
AMERIGROUP Corp.* (Healthcare-Services)	5,472	147,525
Amerisafe, Inc.* (Insurance)	2,052	36,874
AMN Healthcare Services, Inc.* (Commercial Services)	3,420	30,985
AmSurg Corp.* (Healthcare-Services)	1,539	33,889
Analogic Corp. (Electronics)	855	32,926
Anixter International, Inc.* (Telecommunications)	1,539	72,487
Apogee Enterprises, Inc. (Building Materials)	3,078	43,092
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,933	86,801
Applied Signal Technology, Inc. (Telecommunications)	684	13,194
Arch Chemicals, Inc. (Chemicals)	2,736	84,488
Arctic Cat, Inc.* (Leisure Time)	1,368	12,531
Arkansas Best Corp. (Transportation)	2,736	80,520
ArQule, Inc.* (Biotechnology)	1,539	5,679
Arris Group, Inc.* (Telecommunications)	6,669	76,227
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,052	55,281
ATC Technology Corp.* (Auto Parts & Equipment)	1,197	28,548
ATMI, Inc.* (Semiconductors)	1,539	28,656
Audiovox Corp.—Class A* (Telecommunications)	2,052	14,549
Avid Technology, Inc.* (Software)	3,078	39,275
Avista Corp. (Electric)	5,814	125,524
Badger Meter, Inc. (Electronics)	684	27,237
Bank Mutual Corp. (Banks)	4,959	34,316
Bank of the Ozarks, Inc. (Banks)	513	15,016
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,617	78,027
Basic Energy Services, Inc.* (Oil & Gas Services)	2,394	21,307
Bel Fuse, Inc.—Class B (Electronics)	1,197	25,724
Belden, Inc. (Electrical Components & Equipment)	2,565	56,225
Benchmark Electronics, Inc.* (Electronics)	6,840	129,344
BioMed Realty Trust, Inc. (REIT)	5,643	89,047
Black Box Corp. (Telecommunications)	1,881	53,308
Blyth, Inc. (Household Products/Wares)	684	23,064
Boston Private Financial Holdings, Inc. (Banks)	7,011	40,453
Bowne & Co., Inc. (Commercial Services)	4,275	28,557
Brady Corp.—Class A (Electronics)	2,736	82,107
Briggs & Stratton Corp. (Machinery-Diversified)	5,301	99,182
Brightpoint, Inc.* (Distribution/Wholesale)	7,011	51,531
Bristow Group, Inc.* (Transportation)	3,762	144,649
Brookline Bancorp, Inc. (Savings & Loans)	3,762	37,281
Brooks Automation, Inc.* (Semiconductors)	3,591	30,811
Brown Shoe Co., Inc. (Retail)	4,617	45,570
Brunswick Corp. (Leisure Time)	9,405	119,538
Brush Engineered Materials, Inc.* (Mining)	1,026	19,022
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,052	20,028
Cabela’s, Inc.* (Retail)	4,275	60,961
Cabot Microelectronics Corp.* (Chemicals)	1,539	50,725
CACI International, Inc.—Class A* (Computers)	3,249	158,714
Calgon Carbon Corp.* (Environmental Control)	2,565	35,653
Callaway Golf Co. (Leisure Time)	6,840	51,574
Cambrex Corp.* (Biotechnology)	3,078	17,175
Carter’s, Inc.* (Apparel)	2,565	67,331
Cascade Corp. (Machinery-Diversified)	1,026	28,205
Casey’s General Stores, Inc. (Retail)	5,472	174,666
CDI Corp. (Commercial Services)	1,368	17,716
Cedar Shopping Centers, Inc. (REIT)	4,788	32,558

See accompanying notes to the financial statements.

19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Centene Corp.* (Healthcare-Services)	4,617	$97,742
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,353	73,089
Central Vermont Public Service Corp. (Electric)	1,197	24,898
Century Aluminum Co.* (Mining)	6,156	99,666
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,736	52,559
CH Energy Group, Inc. (Electric)	1,710	72,709
Checkpoint Systems, Inc.* (Electronics)	4,104	62,586
Chemed Corp. (Commercial Services)	1,026	49,217
Christopher & Banks Corp. (Retail)	3,933	29,969
Ciber, Inc.* (Computers)	7,524	25,958
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,026	25,835
City Holding Co. (Banks)	1,026	33,171
CKE Restaurants, Inc. (Retail)	5,985	50,633
Clarcor, Inc. (Miscellaneous Manufacturing)	2,907	94,303
Clearwater Paper Corp.* (Forest Products & Paper)	1,197	65,799
Cognex Corp. (Machinery-Diversified)	1,881	33,331
Cohu, Inc. (Semiconductors)	2,565	35,782
Colonial Properties Trust (REIT)	7,011	82,239
Columbia Banking System, Inc. (Banks)	3,078	49,802
Comfort Systems USA, Inc. (Building Materials)	4,104	50,643
Community Bank System, Inc. (Banks)	3,420	66,040
Comtech Telecommunications Corp.* (Telecommunications)	3,078	107,884
CONMED Corp.* (Healthcare-Products)	3,078	70,178
Consolidated Graphics, Inc.* (Commercial Services)	513	17,965
Cross Country Healthcare, Inc.* (Commercial Services)	3,249	32,198
CryoLife, Inc.* (Biotechnology)	1,881	12,076
CTS Corp. (Electronics)	3,591	34,545
Cubic Corp. (Electronics)	855	31,892
Curtiss-Wright Corp. (Aerospace/Defense)	2,565	80,336
Daktronics, Inc. (Electronics)	1,368	12,599
Delphi Financial Group, Inc.—Class A (Insurance)	2,394	53,554
Deltic Timber Corp. (Forest Products & Paper)	684	31,587
Diamond Foods, Inc. (Food)	1,026	36,464
Digi International, Inc.* (Software)	2,565	23,393
Dime Community Bancshares, Inc. (Savings & Loans)	1,710	20,041
DineEquity, Inc.* (Retail)	684	16,614
Drew Industries, Inc.* (Building Materials)	2,052	42,374
DSP Group, Inc.* (Semiconductors)	1,368	7,702
Dycom Industries, Inc.* (Engineering & Construction)	4,104	32,955
E.W. Scripps Co.* (Media)	3,078	21,423
Eagle Materials, Inc.—Class A (Building Materials)	2,736	71,273
East West Bancorp, Inc. (Banks)	9,747	154,003
EastGroup Properties, Inc. (REIT)	1,197	45,821
El Paso Electric Co.* (Electric)	2,565	52,018
Electro Scientific Industries, Inc.* (Electronics)	2,907	31,454
EMCOR Group, Inc.* (Engineering & Construction)	7,011	188,596
Emergent Biosolutions, Inc.* (Biotechnology)	1,026	13,943
Employers Holdings, Inc. (Insurance)	4,788	73,448
EMS Technologies, Inc.* (Telecommunications)	1,710	24,795
Encore Wire Corp. (Electrical Components & Equipment)	2,052	43,236
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,223	58,709
Entertainment Properties Trust (REIT)	2,223	78,405
EPIQ Systems, Inc.* (Software)	1,197	16,746
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,368	49,043
Esterline Technologies Corp.* (Aerospace/Defense)	3,249	132,462
Ethan Allen Interiors, Inc. (Home Furnishings)	2,736	36,717
Exar Corp.* (Semiconductors)	2,394	17,021
Extra Space Storage, Inc. (REIT)	5,814	67,152
EZCORP, Inc.—Class A* (Retail)	2,223	38,258
FEI Co.* (Electronics)	1,368	31,956
Financial Federal Corp. (Diversified Financial Services)	1,368	37,620
First BanCorp (Banks)	8,037	18,485
First Commonwealth Financial Corp. (Banks)	8,037	37,372
First Financial Bancorp (Banks)	2,565	37,346
First Financial Bankshares, Inc. (Banks)	1,026	55,640
First Midwest Bancorp, Inc. (Banks)	5,814	63,314
Franklin Street Properties Corp. (REIT)	7,182	104,929
Fred’s, Inc. (Retail)	4,275	43,605
Fuller (H.B.) Co. (Chemicals)	3,249	73,915
G & K Services, Inc. (Textiles)	2,052	51,567
General Communication, Inc.—Class A* (Telecommunications)	4,788	30,547
Genesco, Inc.* (Retail)	1,197	32,870
Gentiva Health Services, Inc.* (Healthcare-Services)	3,078	83,137
Gerber Scientific, Inc.* (Machinery-Diversified)	2,736	13,817
Gibraltar Industries, Inc.* (Iron/Steel)	3,249	51,107
Glacier Bancorp, Inc. (Banks)	6,669	91,499
Greatbatch, Inc.* (Electrical Components & Equipment)	855	16,442
Greenhill & Co., Inc. (Diversified Financial Services)	1,026	82,326
Griffon Corp.* (Miscellaneous Manufacturing)	4,788	58,509
Group 1 Automotive, Inc.* (Retail)	2,565	72,718
Haemonetics Corp.* (Healthcare-Products)	1,026	56,584
Hancock Holding Co. (Banks)	1,368	59,905
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,420	47,299
Hanmi Financial Corp.* (Banks)	5,472	6,566
Harmonic, Inc.* (Telecommunications)	10,260	64,946
Haverty Furniture Cos., Inc. (Retail)	2,052	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	6,498	42,367
Healthcare Realty Trust, Inc. (REIT)	3,762	80,733
Healthcare Services Group, Inc. (Commercial Services)	1,881	40,366
HealthSpring, Inc.* (Healthcare-Services)	5,301	93,351
Heartland Express, Inc. (Transportation)	2,736	41,779
Heartland Payment Systems, Inc. (Commercial Services)	3,933	51,640
Helen of Troy, Ltd.* (Household Products/Wares)	3,249	79,471
Hillenbrand, Inc. (Commercial Services)	3,591	67,654
Holly Corp. (Oil & Gas)	2,052	52,593
Home Bancshares, Inc. (Banks)	1,197	28,812
Home Properties, Inc. (REIT)	1,710	81,584
Hot Topic, Inc.* (Retail)	4,788	30,452
Hub Group, Inc.—Class A* (Transportation)	2,223	59,643
Hutchinson Technology, Inc.* (Computers)	2,565	26,317
ICU Medical, Inc.* (Healthcare-Products)	684	24,925
Independent Bank Corp./MA (Banks)	2,223	46,438
Infinity Property & Casualty Corp. (Insurance)	1,539	62,545
InfoSpace, Inc.* (Internet)	3,762	32,240
Inland Real Estate Corp. (REIT)	7,524	61,321
Insight Enterprises, Inc.* (Retail)	4,959	56,632
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,104	93,243
Integral Systems, Inc.* (Computers)	1,026	8,885
Interface, Inc.—Class A (Office Furnishings)	5,985	49,735
Intermec, Inc.* (Machinery-Diversified)	5,301	68,171
Invacare Corp. (Healthcare-Products)	3,420	85,295
inVentiv Health, Inc.* (Advertising)	1,881	30,416
Investment Technology Group, Inc.* (Diversified Financial Services)	1,710	33,687
ION Geophysical Corp.* (Oil & Gas Services)	4,959	29,357
Iowa Telecommunications Services, Inc. (Telecommunications)	1,881	31,526
See accompanying notes to the financial statements.

20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

J & J Snack Foods Corp. (Food)	684	$27,333
Jack in the Box, Inc.* (Retail)	6,156	121,089
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,907	35,233
Jo-Ann Stores, Inc.* (Retail)	1,026	37,182
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,197	20,361
K-Swiss, Inc.—Class A* (Apparel)	2,907	28,896
Kaman Corp. (Aerospace/Defense)	2,736	63,174
Kaydon Corp. (Metal Fabricate/Hardware)	1,368	48,920
Keithley Instruments, Inc. (Electronics)	855	3,976
Kelly Services, Inc.—Class A* (Commercial Services)	2,907	34,681
Kendle International, Inc.* (Commercial Services)	1,539	28,179
Kid Brands, Inc.* (Household Products/Wares)	1,026	4,494
Kilroy Realty Corp. (REIT)	2,565	78,669
Kite Realty Group Trust (REIT)	6,669	27,143
Knight Transportation, Inc. (Transportation)	2,565	49,479
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,933	21,199
La-Z-Boy, Inc.* (Home Furnishings)	2,907	27,704
LaBranche & Co., Inc.* (Diversified Financial Services)	5,643	16,026
Laclede Group, Inc. (Gas)	2,394	80,845
Lance, Inc. (Food)	1,539	40,476
Landauer, Inc. (Commercial Services)	513	31,498
Landry’s Restaurants, Inc.* (Retail)	855	18,203
LaSalle Hotel Properties (REIT)	2,565	54,455
Lawson Products, Inc. (Metal Fabricate/Hardware)	513	9,054
LCA-Vision, Inc.* (Healthcare-Products)	2,052	10,506
Lexington Realty Trust (REIT)	10,944	66,540
Lindsay Manufacturing Co. (Machinery-Diversified)	684	27,257
Lithia Motors, Inc.—Class A* (Retail)	2,223	18,273
Littelfuse, Inc.* (Electrical Components & Equipment)	684	21,991
Live Nation, Inc.* (Commercial Services)	8,892	75,671
Liz Claiborne, Inc.* (Apparel)	10,089	56,801
LoJack Corp.* (Electronics)	1,881	7,599
LTC Properties, Inc. (REIT)	1,368	36,594
Lydall, Inc.* (Miscellaneous Manufacturing)	1,881	9,800
M/I Schottenstein Homes, Inc.* (Home Builders)	2,052	21,320
Magellan Health Services, Inc.* (Healthcare-Services)	3,762	153,226
MagneTek, Inc.* (Electrical Components & Equipment)	3,249	5,003
Maidenform Brands, Inc.* (Apparel)	855	14,270
Mannatech, Inc. (Pharmaceuticals)	1,710	5,335
Marcus Corp. (Lodging)	2,223	28,499
MarineMax, Inc.* (Retail)	2,223	20,429
Martek Biosciences Corp.* (Biotechnology)	3,591	68,014
Matrix Service Co.* (Oil & Gas Services)	2,736	29,138
MedCath Corp.* (Healthcare-Services)	1,881	14,879
Meridian Bioscience, Inc. (Healthcare-Products)	1,881	40,536
Merit Medical Systems, Inc.* (Healthcare-Products)	1,197	23,090
Meritage Homes Corp.* (Home Builders)	3,420	66,109
Methode Electronics, Inc. (Electronics)	2,565	22,264
Micrel, Inc. (Semiconductors)	2,223	18,229
Microsemi Corp.* (Semiconductors)	5,130	91,057
Mid-America Apartment Communities, Inc. (REIT)	1,368	66,047
Midas, Inc.* (Commercial Services)	1,026	8,670
MKS Instruments, Inc.* (Semiconductors)	5,301	92,290
Mobile Mini, Inc.* (Storage/Warehousing)	1,197	16,866
Molina Healthcare, Inc.* (Healthcare-Services)	1,368	31,286
Monarch Casino & Resort, Inc.* (Lodging)	1,197	9,696
Moog, Inc.—Class A* (Aerospace/Defense)	4,788	139,953
Movado Group, Inc. (Retail)	1,881	18,283
MTS Systems Corp. (Computers)	1,026	29,487
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,104	101,943
Multimedia Games, Inc.* (Leisure Time)	1,197	7,194
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	513	19,340
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,078	28,010
Nara Bancorp, Inc.* (Banks)	3,420	38,783
Nash Finch Co. (Food)	1,368	50,739
National Financial Partners* (Diversified Financial Services)	4,446	35,968
National Penn Bancshares, Inc. (Banks)	13,509	78,217
National Retail Properties, Inc. (REIT)	4,104	87,087
NBT Bancorp, Inc. (Banks)	2,223	45,283
NCI Building Systems, Inc.* (Building Materials)	9,576	17,333
Neenah Paper, Inc. (Forest Products & Paper)	1,539	21,469
Network Equipment Technologies, Inc.* (Telecommunications)	1,710	6,926
New Jersey Resources Corp. (Gas)	4,446	166,280
Newport Corp.* (Electronics)	2,394	22,001
Northwest Natural Gas Co. (Gas)	1,710	77,018
O’Charley’s, Inc.* (Retail)	2,052	13,441
OfficeMax, Inc.* (Retail)	5,301	67,270
Old Dominion Freight Line, Inc.* (Transportation)	1,368	41,998
Old National Bancorp (Banks)	9,405	116,904
Olympic Steel, Inc. (Iron/Steel)	1,026	33,427
OM Group, Inc.* (Chemicals)	3,249	101,986
Omnicell, Inc.* (Software)	1,197	13,993
On Assignment, Inc.* (Commercial Services)	1,881	13,449
Orbital Sciences Corp.* (Aerospace/Defense)	3,591	54,799
Osteotech, Inc.* (Healthcare-Products)	1,881	6,019
Oxford Industries, Inc. (Apparel)	684	14,145
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,881	18,960
Papa John’s International, Inc.* (Retail)	1,026	23,967
PAREXEL International Corp.* (Commercial Services)	2,223	31,344
Park Electrochemical Corp. (Electronics)	1,197	33,085
Parkway Properties, Inc. (REIT)	2,394	49,843
PC-Tel, Inc.* (Internet)	2,052	12,148
Penford Corp. (Chemicals)	1,197	10,402
Penn Virginia Corp. (Oil & Gas)	4,788	101,937
Pennsylvania REIT (REIT)	4,275	36,166
Perry Ellis International, Inc.* (Apparel)	1,026	15,452
Petroleum Development* (Oil & Gas)	2,052	37,367
PetroQuest Energy, Inc.* (Oil & Gas)	2,736	16,772
PharMerica Corp.* (Pharmaceuticals)	3,249	51,594
Phoenix Technologies, Ltd.* (Software)	1,710	4,703
Piedmont Natural Gas Co., Inc. (Gas)	7,866	210,415
Pinnacle Entertainment, Inc.* (Entertainment)	3,933	35,318
Pinnacle Financial Partners, Inc.* (Banks)	3,591	51,064
Pioneer Drilling Co.* (Oil & Gas)	5,814	45,931
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,197	60,580
Plexus Corp.* (Electronics)	1,710	48,735
PolyOne Corp.* (Chemicals)	5,130	38,321
Pool Corp. (Distribution/Wholesale)	5,301	101,143
Post Properties, Inc. (REIT)	5,130	100,548
Pre-Paid Legal Services, Inc. (Commercial Services)	342	14,049
Presidential Life Corp. (Insurance)	2,223	20,340
PrivateBancorp, Inc. (Banks)	6,327	56,753
ProAssurance Corp.* (Insurance)	3,420	183,688
Progress Software Corp.* (Software)	2,223	64,934
Prosperity Bancshares, Inc. (Banks)	2,394	96,885
PS Business Parks, Inc. (REIT)	855	42,793
PSS World Medical, Inc.* (Healthcare-Products)	3,078	69,470
Quaker Chemical Corp. (Chemicals)	1,197	24,706
Quanex Building Products Corp. (Building Materials)	2,394	40,626

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	13,680	$27,634
RadiSys Corp.* (Computers)	1,368	13,064
RC2 Corp.* (Toys/Games/Hobbies)	1,368	20,178
Red Robin Gourmet Burgers, Inc.* (Retail)	1,710	30,609
Res-Care, Inc.* (Healthcare-Services)	2,736	30,643
Rewards Network, Inc. (Commercial Services)	855	10,807
RLI Corp. (Insurance)	1,197	63,740
Robbins & Myers, Inc. (Machinery-Diversified)	3,591	84,460
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,710	86,201
Rogers Corp.* (Electronics)	1,710	51,830
RTI International Metals, Inc.* (Mining)	1,368	34,433
Ruby Tuesday, Inc.* (Retail)	6,840	49,248
Rudolph Technologies, Inc.* (Semiconductors)	1,710	11,491
Ruth’s Hospitality Group, Inc.* (Retail)	2,223	4,646
S&T Bancorp, Inc. (Banks)	2,565	43,631
Safety Insurance Group, Inc. (Insurance)	1,539	55,758
ScanSource, Inc.* (Distribution/Wholesale)	2,907	77,617
School Specialty, Inc.* (Retail)	1,710	39,997
Schulman (A.), Inc. (Chemicals)	2,736	55,212
SEACOR SMIT, Inc.* (Oil & Gas Services)	855	65,194
Seahawk Drilling, Inc.* (Oil & Gas)	1,197	26,980
Selective Insurance Group, Inc. (Insurance)	5,643	92,827
Simmons First National Corp.—Class A (Banks)	1,539	42,784
Simpson Manufacturing Co., Inc. (Building Materials)	4,104	110,357
Skechers U.S.A., Inc.—Class A* (Apparel)	1,197	35,204
Skyline Corp. (Home Builders)	684	12,586
SkyWest, Inc. (Airlines)	5,985	101,266
Smith Corp. (Miscellaneous Manufacturing)	1,197	51,938
Sonic Automotive, Inc.* (Retail)	2,736	28,427
Sonic Solutions* (Electronics)	1,368	16,183
South Financial Group, Inc. (Banks)	23,085	14,883
South Jersey Industries, Inc. (Gas)	3,249	124,047
Southwest Gas Corp. (Gas)	4,788	136,602
Sovran Self Storage, Inc. (REIT)	1,539	54,988
Spartan Motors, Inc. (Auto Parts & Equipment)	1,710	9,627
Spartan Stores, Inc. (Food)	2,394	34,210
Spherion Corp.* (Commercial Services)	5,472	30,753
Stage Stores, Inc. (Retail)	4,104	50,725
Standard Microsystems Corp.* (Semiconductors)	1,539	31,980
Standard Motor Products, Inc.* (Auto Parts & Equipment)	1,881	16,026
Standard Pacific Corp.* (Home Builders)	10,431	39,012
Standex International Corp. (Miscellaneous Manufacturing)	1,368	27,483
StarTek, Inc.* (Commercial Services)	513	3,837
Stein Mart, Inc.* (Retail)	1,368	14,583
Stepan Co. (Chemicals)	342	22,165
Sterling Bancorp (Banks)	1,881	13,430
Sterling Bancshares, Inc. (Banks)	8,721	44,739
Stewart Information Services Corp. (Insurance)	1,881	21,218
Stone Energy Corp.* (Oil & Gas)	2,565	46,298
Superior Industries International, Inc. (Auto Parts & Equipment)	2,565	39,244
Supertex, Inc.* (Semiconductors)	684	20,383
Susquehanna Bancshares, Inc. (Banks)	9,234	54,388
Swift Energy Co.* (Oil & Gas)	2,223	53,263
SWS Group, Inc. (Diversified Financial Services)	3,078	37,244
Symmetricom, Inc.* (Telecommunications)	2,907	15,116
Symmetry Medical, Inc.* (Healthcare-Products)	3,762	30,322
SYNNEX Corp.* (Software)	2,223	68,157
Take-Two Interactive Software, Inc.* (Software)	8,721	87,646
Tanger Factory Outlet Centers, Inc. (REIT)	1,881	73,340
Technitrol, Inc. (Electronics)	4,446	19,473
Tekelec* (Telecommunications)	4,104	62,709
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,052	78,715
Texas Industries, Inc. (Building Materials)	2,907	101,716
The Cato Corp.—Class A (Retail)	1,881	37,733
The Children’s Place Retail Stores, Inc.* (Retail)	2,907	95,960
The Finish Line, Inc.—Class A (Retail)	5,985	75,112
The Geo Group, Inc.* (Commercial Services)	5,472	119,727
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,078	36,290
The Hain Celestial Group, Inc.* (Food)	4,446	75,626
The Men’s Wearhouse, Inc. (Retail)	2,565	54,019
The Nautilus Group, Inc.* (Leisure Time)	2,223	4,513
The Navigators Group, Inc.* (Insurance)	855	40,279
The Pep Boys-Manny, Moe & Jack (Retail)	4,959	41,953
The Standard Register Co. (Household Products/Wares)	1,368	6,977
Theragenics Corp.* (Pharmaceuticals)	2,394	3,208
THQ, Inc.* (Software)	4,788	24,132
Tollgrade Communications, Inc.* (Telecommunications)	1,368	8,358
Tompkins Financial Corp. (Banks)	342	13,851
Toro Co. (Housewares)	1,881	78,645
Tractor Supply Co.* (Retail)	1,368	72,449
Tredegar Corp. (Miscellaneous Manufacturing)	2,394	37,873
Triumph Group, Inc. (Aerospace/Defense)	684	33,003
TrueBlue, Inc.* (Commercial Services)	4,617	68,378
TrustCo Bank Corp. NY (Banks)	5,301	33,396
Tuesday Morning Corp.* (Retail)	3,420	8,824
UIL Holdings Corp. (Electric)	3,249	91,232
Ultratech Stepper, Inc.* (Semiconductors)	1,368	20,328
UMB Financial Corp. (Banks)	1,539	60,560
Umpqua Holdings Corp. (Banks)	9,234	123,828
UniFirst Corp. (Textiles)	684	32,907
Unisource Energy Corp. (Electric)	3,762	121,099
United Bankshares, Inc. (Banks)	4,104	81,957
United Community Banks, Inc.* (Banks)	8,892	30,144
United Fire & Casualty Co. (Insurance)	2,394	43,643
United Natural Foods, Inc.* (Food)	4,617	123,459
United Online, Inc. (Internet)	5,814	41,803
United Stationers, Inc.* (Distribution/Wholesale)	2,565	145,820
Universal Forest Products, Inc. (Building Materials)	2,052	75,534
Universal Technical Institute, Inc.* (Commercial Services)	1,026	20,725
Urstadt Biddle Properties—Class A (REIT)	1,368	20,889
USA Mobility, Inc. (Telecommunications)	1,539	16,944
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,933	141,116
Viad Corp. (Commercial Services)	2,223	45,860
Vicor Corp.* (Electrical Components & Equipment)	855	7,952
ViroPharma, Inc.* (Pharmaceuticals)	8,208	68,865
Volt Information Sciences, Inc.* (Commercial Services)	1,368	13,680
Watsco, Inc. (Distribution/Wholesale)	2,052	100,507
Watts Water Technologies, Inc.—Class A (Electronics)	1,368	42,299
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,301	61,492
WD-40 Co. (Household Products/Wares)	855	27,668
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,368	53,626
Whitney Holding Corp. (Banks)	10,260	93,469
Wilshire Bancorp, Inc. (Banks)	2,052	16,806
Winnebago Industries, Inc.* (Home Builders)	1,539	18,776
Wintrust Financial Corp. (Banks)	2,565	78,976
Wolverine World Wide, Inc. (Apparel)	1,881	51,201
World Fuel Services Corp. (Retail)	6,327	169,500

See accompanying notes to the financial statements.

22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Zale Corp.* (Retail)	2,565	$6,977
Zenith National Insurance Corp. (Insurance)	3,933	117,125
Zep, Inc. (Chemicals)	1,539	26,655

TOTAL COMMON STOCKS
(Cost $15,720,148)		21,274,519

TOTAL INVESTMENT SECURITIES
(Cost $15,720,148)—99.9%		21,274,519
Net other assets (liabilities)—0.1%		26,554

NET ASSETS—100.0%		$21,301,073

*	Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$30,416	0.1%
Aerospace/Defense	676,752	3.3%
Agriculture	46,731	0.2%
Airlines	101,266	0.5%
Apparel	310,934	1.5%
Auto Parts & Equipment	93,445	0.4%
Banks	2,068,909	10.0%
Biotechnology	116,887	0.6%
Building Materials	552,948	2.6%
Chemicals	507,026	2.3%
Commercial Services	1,053,549	4.9%
Computers	282,654	1.2%
Distribution/Wholesale	495,958	2.4%
Diversified Financial Services	303,451	1.6%
Electric	593,657	2.7%
Electrical Components & Equipment	184,372	0.9%
Electronics	808,721	3.7%
Energy-Alternate Sources	42,367	0.2%
Engineering & Construction	314,794	1.5%
Entertainment	35,318	0.2%
Environmental Control	35,653	0.2%
Food	424,597	2.1%
Forest Products & Paper	286,576	1.3%
Gas	795,207	3.8%
Healthcare-Products	536,810	2.4%
Healthcare-Services	685,678	3.2%
Home Builders	157,803	0.8%
Home Furnishings	64,421	0.3%
Household Products/Wares	214,763	0.9%
Housewares	78,645	0.4%
Insurance	896,147	4.2%
Internet	86,191	0.5%
Iron/Steel	84,534	0.4%
Leisure Time	195,350	0.9%
Lodging	38,195	0.1%
Machinery-Construction & Mining	55,281	0.3%
Machinery-Diversified	506,515	2.4%
Media	21,423	0.1%
Metal Fabricate/Hardware	209,162	0.9%
Mining	153,121	0.8%
Miscellaneous Manufacturing	864,247	3.9%
Office Furnishings	49,735	0.2%
Oil & Gas	381,141	1.7%
Oil & Gas Services	144,996	0.6%
Pharmaceuticals	129,002	0.5%
REIT	1,518,891	7.3%
Retail	1,800,021	8.4%
Savings & Loans	57,322	0.3%
Semiconductors	586,328	2.7%
Software	342,979	1.6%
Storage/Warehousing	16,866	0.1%
Telecommunications	642,480	2.9%
Textiles	84,474	0.4%
Toys/Games/Hobbies	55,411	0.3%
Transportation	418,068	2.0%
Water	36,331	0.2%
Other**	26,554	0.1%

Total	$21,301,073	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$21,274,519	$21,274,519

Total Investment Securities	$21,274,519	$21,274,519

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$15,720,148

Securities, at value	21,274,519

Total Investment Securities, at value	21,274,519
Dividends receivable	27,934
Receivable for capital shares issued	2,660
Receivable for investments sold	621,696
Prepaid expenses	49

Total Assets	21,926,858

Liabilities:
Cash overdraft	299,341
Payable for capital shares redeemed	274,269
Advisory fees payable	10,349
Management services fees payable	1,380
Administration fees payable	707
Administrative services fees payable	7,798
Distribution fees payable	6,765
Trustee fees payable	55
Transfer agency fees payable	2,046
Fund accounting fees payable	1,414
Compliance services fees payable	328
Other accrued expenses	21,333

Total Liabilities	625,785

Net Assets	$21,301,073

Net Assets consist of:
Capital	$35,884,967
Accumulated net investment income (loss)	52,497
Accumulated net realized gains (losses) on investments	(20,190,762)
Net unrealized appreciation (depreciation) on investments	5,554,371

Net Assets	$21,301,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	951,616

Net Asset Value (offering and redemption price per share)	$22.38

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$396,207
Interest	39

Total Investment Income	396,246

Expenses:
Advisory fees	154,715
Management services fees	20,628
Administration fees	8,703
Transfer agency fees	13,055
Administrative services fees	66,402
Distribution fees	51,572
Custody fees	49,788
Fund accounting fees	20,379
Trustee fees	295
Compliance services fees	280
Other fees	33,876

Total Gross Expenses before reductions	419,693
Less Expenses reduced by the Advisor	(75,944)

Total Net Expenses	343,749

Net Investment Income (Loss)	52,497

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	2,487,549

Net Realized and Unrealized Gains (Losses) on Investments	1,439,183

Change in Net Assets Resulting from Operations	$1,491,680

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$52,497	$81,880
Net realized gains (losses) on investments	(1,048,366)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	2,487,549	(3,087,907)

Change in net assets resulting from operations	1,491,680	(16,951,835)

Distributions to Shareholders From:
Net investment income	(81,880)	—
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	(81,880)	(3,171,170)

Capital Transactions:
Proceeds from shares issued	80,187,328	146,366,487
Dividends reinvested	81,880	3,171,170
Value of shares redeemed	(79,231,308)	(142,531,268)

Change in net assets resulting from capital transactions	1,037,900	7,006,389

Change in net assets	2,447,700	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$21,301,073	$18,853,373

Accumulated net investment income (loss)	$52,497	$81,880

Share Transactions:
Issued	4,331,909	5,903,407
Reinvested	3,730	123,922
Redeemed	(4,395,894)	(6,125,024)

Change in shares	(60,255)	(97,695)

See accompanying notes to the financial statements.

25

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.05)	—	—	—	—
Net realized gains on investments	—	(1.84)	(5.48)	(1.83)	(2.02)

Total distributions	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	20.40%	(30.68)%	(7.22)%	17.43%	4.00%

Ratios to Average Net Assets:
Gross expenses	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.75%	1.91%
Net investment income (loss)	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

26

ProFund VP Small-Cap Growth

The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index. For the year ended December 31, 2009, the Fund had a total return of 26.17%, compared to a total return of 28.34%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Growth Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have growth characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Dril-Quip Inc (+175.38%), Skyworks Solutions Inc (+156.14%), and Cooper Companies Inc (+132.44%), while the bottom three performers in this group were Stifel Financial Corp (+29.20%), Concur Technologies Inc (+30.26%), and Chattem Inc (+30.43%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Growth from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Growth	5/1/2002	26.17%	0.24%	3.13%	1.82%	1.68%

S&P SmallCap 600/Citigroup Growth Index[3]	5/1/2002	28.34%	1.92%	5.26%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Growth Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Growth Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Growth Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

27

PROFUNDS VP
ProFund VP Small-Cap Growth

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap Growth seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Mednax, Inc.	1.4%
Skyworks Solutions, Inc.	1.2%
Gardner Denver, Inc.	1.1%
St. Mary Land & Exploration Co.	1.0%
Oil States International, Inc.	1.0%

S&P SmallCap 600/Citigroup Growth Index - Composition
% of Index

Consumer Non-Cyclical	24%
Consumer Cyclical	16%
Technology	15%
Industrial	15%
Financial	13%
Communications	7%
Energy	6%
Basic Materials	3%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks (100.1%)
	Shares	Value

AAON, Inc. (Building Materials)	2,228	$43,424
Abaxis, Inc.* (Healthcare-Products)	4,456	113,851
Acadia Realty Trust (REIT)	7,798	131,552
Actel Corp.* (Semiconductors)	2,228	26,469
Administaff, Inc. (Commercial Services)	2,228	52,559
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,228	33,598
Aerovironment, Inc.* (Aerospace/Defense)	2,785	80,988
Air Methods Corp.* (Healthcare-Services)	2,228	74,905
Align Technology, Inc.* (Healthcare-Products)	13,368	238,218
Allegiant Travel Co.* (Airlines)	2,785	131,368
Almost Family, Inc.* (Healthcare-Services)	1,671	66,055
AMCOL International Corp. (Mining)	5,013	142,469
Amedisys, Inc.* (Healthcare-Services)	5,570	270,479
American Medical Systems Holdings, Inc.* (Healthcare-Products)	15,039	290,102
American Public Education, Inc.* (Commercial Services)	1,671	57,416
American Science & Engineering, Inc. (Electronics)	1,114	84,486
American States Water Co. (Water)	1,671	59,170
AmSurg Corp.* (Healthcare-Services)	3,342	73,591
Analogic Corp. (Electronics)	1,114	42,900
Anixter International, Inc.* (Telecommunications)	2,785	131,173
Applied Signal Technology, Inc. (Telecommunications)	1,114	21,489
Arbitron, Inc. (Commercial Services)	5,013	117,404
ArQule, Inc.* (Biotechnology)	2,785	10,277
Arris Group, Inc.* (Telecommunications)	12,254	140,063
ATC Technology Corp.* (Auto Parts & Equipment)	1,671	39,853
ATMI, Inc.* (Semiconductors)	3,342	62,228
AZZ, Inc.* (Miscellaneous Manufacturing)	2,228	72,856
Badger Meter, Inc. (Electronics)	1,671	66,539
Balchem Corp. (Chemicals)	3,899	130,655
Baldor Electric Co. (Hand/Machine Tools)	8,355	234,692
Bank of the Ozarks, Inc. (Banks)	1,671	48,910
Belden, Inc. (Electrical Components & Equipment)	4,456	97,676
Big 5 Sporting Goods Corp. (Retail)	4,456	76,554
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	2,228	87,315
BioMed Realty Trust, Inc. (REIT)	8,912	140,631
BJ’s Restaurants, Inc.* (Retail)	4,456	83,862
Blackbaud, Inc. (Software)	8,912	210,591
Blue Coat Systems, Inc.* (Internet)	7,798	222,555
Blue Nile, Inc.* (Internet)	2,785	176,374
Boston Beer Co., Inc.—Class A* (Beverages)	2,228	103,825
Brady Corp.—Class A (Electronics)	5,013	150,440
Brookline Bancorp, Inc. (Savings & Loans)	5,013	49,679
Brooks Automation, Inc.* (Semiconductors)	6,127	52,570
Brush Engineered Materials, Inc.* (Mining)	2,228	41,307
Buckeye Technologies, Inc.* (Forest Products & Paper)	3,899	38,054
Buffalo Wild Wings, Inc.* (Retail)	3,342	134,582
Cabot Microelectronics Corp.* (Chemicals)	2,228	73,435
Cal-Maine Foods, Inc. (Food)	2,228	75,930
Calavo Growers, Inc. (Food)	2,228	37,876
Calgon Carbon Corp.* (Environmental Control)	6,684	92,908
California Pizza Kitchen, Inc.* (Retail)	5,013	67,425
Cantel Medical Corp.* (Healthcare-Products)	2,785	56,201
Capella Education Co.* (Commercial Services)	2,785	209,710
CARBO Ceramics, Inc. (Oil & Gas Services)	3,899	265,795
Carter’s, Inc.* (Apparel)	6,684	175,455
Cash America International, Inc. (Retail)	5,570	194,727
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	7,798	284,393
Cbeyond, Inc.* (Telecommunications)	5,013	78,955
CEC Entertainment, Inc.* (Retail)	4,456	142,236
Chattem, Inc.* (Cosmetics/Personal Care)	3,899	363,777
Chemed Corp. (Commercial Services)	2,785	133,596
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,671	42,076
City Holding Co. (Banks)	1,114	36,016
Clarcor, Inc. (Miscellaneous Manufacturing)	4,456	144,553
Cognex Corp. (Machinery-Diversified)	4,456	78,960
Coinstar, Inc.* (Commercial Services)	6,127	170,208
Commvault Systems, Inc.* (Software)	8,355	197,930
Compellent Technologies, Inc.* (Computers)	4,456	101,062
Computer Programs & Systems, Inc. (Software)	1,671	76,950
comScore, Inc.* (Internet)	5,013	87,978
Concur Technologies, Inc.* (Software)	8,355	357,176
Consolidated Graphics, Inc.* (Commercial Services)	1,114	39,012
Cooper Cos., Inc. (Healthcare-Products)	8,912	339,725
CorVel Corp.* (Commercial Services)	1,671	56,045
Cracker Barrel Old Country Store, Inc. (Retail)	4,456	169,283

See accompanying notes to the financial statements.

28

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Crocs, Inc.* (Apparel)	17,267	$99,285
CryoLife, Inc.* (Biotechnology)	2,228	14,304
CSG Systems International, Inc.* (Software)	7,241	138,231
Cubic Corp. (Electronics)	1,671	62,328
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	11,697	221,892
Curtiss-Wright Corp. (Aerospace/Defense)	3,899	122,117
Cyberonics, Inc.* (Healthcare-Products)	5,013	102,466
CyberSource Corp.* (Internet)	13,925	280,032
Cymer, Inc.* (Electronics)	5,570	213,777
Cypress Semiconductor Corp.* (Semiconductors)	31,192	329,388
Daktronics, Inc. (Electronics)	3,899	35,910
Darling International, Inc.* (Environmental Control)	16,153	135,362
DealerTrack Holdings, Inc.* (Internet)	7,798	146,524
Deckers Outdoor Corp.* (Apparel)	2,785	283,290
Delphi Financial Group, Inc.—Class A (Insurance)	5,013	112,141
Deltic Timber Corp. (Forest Products & Paper)	557	25,722
Diamond Foods, Inc. (Food)	1,671	59,387
DiamondRock Hospitality Co. (REIT)	23,394	198,147
Dime Community Bancshares, Inc. (Savings & Loans)	1,671	19,584
DineEquity, Inc.* (Retail)	1,671	40,589
Diodes, Inc.* (Semiconductors)	6,684	136,688
Dionex Corp.* (Electronics)	3,342	246,874
Dress Barn, Inc.* (Retail)	10,583	244,467
Drill-Quip, Inc.* (Oil & Gas Services)	6,127	346,053
DSP Group, Inc.* (Semiconductors)	2,228	12,544
DTS, Inc.* (Home Furnishings)	3,342	114,330
Eagle Materials, Inc.—Class A (Building Materials)	3,899	101,569
EastGroup Properties, Inc. (REIT)	2,785	106,610
Ebix, Inc.* (Software)	2,228	108,793
Eclipsys Corp.* (Software)	11,140	206,313
eHealth, Inc.* (Insurance)	4,456	73,212
El Paso Electric Co.* (Electric)	3,899	79,072
Emergent Biosolutions, Inc.* (Biotechnology)	1,671	22,709
Entertainment Properties Trust (REIT)	4,456	157,163
Enzo Biochem, Inc.* (Biotechnology)	6,684	35,960
Epicor Software Corp.* (Software)	8,912	67,909
EPIQ Systems, Inc.* (Software)	4,456	62,339
eResearchTechnology, Inc.* (Internet)	8,355	50,214
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	2,785	99,842
Exar Corp.* (Semiconductors)	4,456	31,682
Exponent, Inc.* (Commercial Services)	2,785	77,534
Extra Space Storage, Inc. (REIT)	6,684	77,200
EZCORP, Inc.—Class A* (Retail)	5,570	95,860
FARO Technologies, Inc.* (Electronics)	3,342	71,652
FEI Co.* (Electronics)	5,013	117,104
Financial Federal Corp. (Diversified Financial Services)	2,785	76,588
First Cash Financial Services, Inc.* (Retail)	5,013	111,238
First Financial Bancorp (Banks)	3,899	56,769
First Financial Bankshares, Inc. (Banks)	2,228	120,824
Forestar Group, Inc.* (Real Estate)	7,241	159,157
Forrester Research, Inc.* (Commercial Services)	2,785	72,271
Forward Air Corp. (Transportation)	5,570	139,528
Fuller (H.B.) Co. (Chemicals)	3,342	76,031
Gardner Denver, Inc. (Machinery-Diversified)	10,583	450,307
GenCorp, Inc.* (Aerospace/Defense)	10,026	70,182
Genesco, Inc.* (Retail)	2,228	61,181
Genoptix, Inc.* (Healthcare-Services)	3,342	118,741
Greatbatch, Inc.* (Electrical Components & Equipment)	2,785	53,556
Greenhill & Co., Inc. (Diversified Financial Services)	2,228	178,775
Gulf Island Fabrication, Inc. (Oil & Gas Services)	2,785	58,569
Haemonetics Corp.* (Healthcare-Products)	2,785	153,593
Hancock Holding Co. (Banks)	2,785	121,955
Healthcare Realty Trust, Inc. (REIT)	4,456	95,626
Healthcare Services Group, Inc. (Commercial Services)	5,013	107,579
Healthways, Inc.* (Healthcare-Services)	6,684	122,585
Heartland Express, Inc. (Transportation)	5,570	85,054
Heidrick & Struggles International, Inc. (Commercial Services)	3,342	104,404
Hibbett Sports, Inc.* (Retail)	5,570	122,484
Hillenbrand, Inc. (Commercial Services)	5,570	104,939
Hittite Microwave Corp.* (Semiconductors)	4,456	181,582
HMS Holdings Corp.* (Commercial Services)	5,013	244,083
Holly Corp. (Oil & Gas)	4,456	114,207
Home Bancshares, Inc. (Banks)	1,671	40,221
Home Properties, Inc. (REIT)	3,342	159,447
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	4,456	103,736
HSN, Inc.* (Retail)	7,798	157,442
Hub Group, Inc.—Class A* (Transportation)	3,342	89,666
Iconix Brand Group, Inc.* (Apparel)	13,925	176,151
ICU Medical, Inc.* (Healthcare-Products)	1,114	40,594
II-VI, Inc.* (Electronics)	5,013	159,413
Integra LifeSciences Holdings* (Biotechnology)	3,899	143,405
Integral Systems, Inc.* (Computers)	1,671	14,471
Interval Leisure Group, Inc.* (Leisure Time)	7,798	97,241
Intevac, Inc.* (Machinery-Diversified)	4,456	51,110
inVentiv Health, Inc.* (Advertising)	3,342	54,040
Investment Technology Group, Inc.* (Diversified Financial Services)	5,570	109,729
ION Geophysical Corp.* (Oil & Gas Services)	14,482	85,733
Iowa Telecommunications Services, Inc. (Telecommunications)	2,785	46,677
IPC The Hospitalist Co.* (Healthcare-Services)	2,785	92,601
J & J Snack Foods Corp. (Food)	1,671	66,773
j2 Global Communications, Inc.* (Internet)	8,912	181,359
JDA Software Group, Inc.* (Software)	6,127	156,055
Jo-Ann Stores, Inc.* (Retail)	3,342	121,114
John Bean Technologies Corp. (Miscellaneous Manufacturing)	3,342	56,847
Jos. A. Bank Clothiers, Inc.* (Retail)	3,899	164,499
Kaydon Corp. (Metal Fabricate/Hardware)	3,899	139,428
Keithley Instruments, Inc. (Electronics)	1,114	5,180
Kensey Nash Corp.* (Healthcare-Products)	2,228	56,814
Kid Brands, Inc.* (Household Products/Wares)	1,671	7,319
Kilroy Realty Corp. (REIT)	3,899	119,582
Knight Transportation, Inc. (Transportation)	6,684	128,934
Kopin Corp.* (Semiconductors)	13,368	55,878
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,684	36,027
La-Z-Boy, Inc.* (Home Furnishings)	5,013	47,774
Lance, Inc. (Food)	3,342	87,895
Landauer, Inc. (Commercial Services)	1,114	68,400
LaSalle Hotel Properties (REIT)	7,798	165,552
LHC Group, Inc.* (Healthcare-Services)	2,785	93,604
Lindsay Manufacturing Co. (Machinery-Diversified)	1,114	44,393
Littelfuse, Inc.* (Electrical Components & Equipment)	2,785	89,538
LTC Properties, Inc. (REIT)	2,228	59,599
Lufkin Industries, Inc. (Oil & Gas Services)	2,785	203,862
Lumber Liquidators, Inc.* (Retail)	3,342	89,566
Maidenform Brands, Inc.* (Apparel)	2,228	37,185
Manhattan Associates, Inc.* (Computers)	4,456	107,078
MAXIMUS, Inc. (Commercial Services)	3,342	167,100
Medical Properties Trust, Inc. (REIT)	16,153	161,530
Mednax, Inc.* (Healthcare-Services)	9,469	569,276
Mercury Computer Systems, Inc.* (Computers)	4,456	49,061
Meridian Bioscience, Inc. (Healthcare-Products)	4,456	96,027
Merit Medical Systems, Inc.* (Healthcare-Products)	3,342	64,467

See accompanying notes to the financial statements.

29

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Methode Electronics, Inc. (Electronics)	2,785	$24,174
Micrel, Inc. (Semiconductors)	4,456	36,539
Microsemi Corp.* (Semiconductors)	6,684	118,641
Mid-America Apartment Communities, Inc. (REIT)	2,785	134,460
Midas, Inc.* (Commercial Services)	1,114	9,413
Mobile Mini, Inc.* (Storage/Warehousing)	5,013	70,633
Monro Muffler Brake, Inc. (Commercial Services)	3,899	130,383
MTS Systems Corp. (Computers)	1,114	32,016
Multimedia Games, Inc.* (Leisure Time)	3,342	20,085
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	1,671	62,997
National Presto Industries, Inc. (Housewares)	1,114	121,682
National Retail Properties, Inc. (REIT)	8,912	189,113
Natus Medical, Inc.* (Healthcare-Products)	5,570	82,380
NBT Bancorp, Inc. (Banks)	2,785	56,730
Neogen Corp.* (Pharmaceuticals)	4,456	105,206
NETGEAR, Inc.* (Telecommunications)	6,684	144,976
NetScout Systems, Inc.* (Computers)	6,684	97,854
Network Equipment Technologies, Inc.* (Telecommunications)	2,785	11,279
Neutral Tandem, Inc.* (Telecommunications)	6,684	152,061
NewMarket Corp. (Chemicals)	2,228	255,708
Newport Corp.* (Electronics)	2,785	25,594
Northwest Natural Gas Co. (Gas)	2,228	100,349
Novatel Wireless, Inc.* (Telecommunications)	6,127	48,832
Nutri/System, Inc. (Commercial Services)	6,127	190,979
Odyssey Healthcare, Inc.* (Healthcare-Services)	6,684	104,137
OfficeMax, Inc.* (Retail)	5,570	70,683
Oil States International, Inc.* (Oil & Gas Services)	10,026	393,922
Old Dominion Freight Line, Inc.* (Transportation)	2,785	85,499
Omnicell, Inc.* (Software)	4,456	52,091
On Assignment, Inc.* (Commercial Services)	3,899	27,878
optionsXpress Holdings, Inc. (Diversified Financial Services)	8,355	129,085
Orbital Sciences Corp.* (Aerospace/Defense)	4,456	67,999
Oxford Industries, Inc. (Apparel)	1,671	34,556
P.F. Chang’s China Bistro, Inc.* (Retail)	4,456	168,927
Papa John’s International, Inc.* (Retail)	2,785	65,058
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	6,684	180,869
PAREXEL International Corp.* (Commercial Services)	7,241	102,098
Park Electrochemical Corp. (Electronics)	1,671	46,186
Peet’s Coffee & Tea, Inc.* (Beverages)	2,785	92,824
Perficient, Inc.* (Internet)	6,127	51,651
Pericom Semiconductor Corp.* (Semiconductors)	5,013	57,800
PetMed Express, Inc. (Pharmaceuticals)	4,456	78,559
PetroQuest Energy, Inc.* (Oil & Gas)	5,570	34,144
Phase Forward, Inc.* (Software)	8,355	128,249
Phoenix Technologies, Ltd.* (Software)	3,899	10,722
Pinnacle Entertainment, Inc.* (Entertainment)	4,456	40,015
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,114	56,380
Plexus Corp.* (Electronics)	5,013	142,870
Polaris Industries, Inc. (Leisure Time)	6,684	291,623
PolyOne Corp.* (Chemicals)	8,912	66,573
Portfolio Recovery Associates, Inc.* (Diversified Financial Services)	3,342	149,989
Pre-Paid Legal Services, Inc. (Commercial Services)	1,114	45,763
Progress Software Corp.* (Software)	3,899	113,890
Prosperity Bancshares, Inc. (Banks)	4,456	180,334
PS Business Parks, Inc. (REIT)	2,228	111,511
PSS World Medical, Inc.* (Healthcare-Products)	6,127	138,286
Quality Systems, Inc. (Software)	3,899	244,818
Quanex Building Products Corp. (Building Materials)	2,785	47,261
Radiant Systems, Inc.* (Computers)	5,570	57,928
RadiSys Corp.* (Computers)	2,228	21,277
RC2 Corp.* (Toys/Games/Hobbies)	1,671	24,647
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	12,811	309,770
RehabCare Group, Inc.* (Healthcare-Services)	5,013	152,546
RLI Corp. (Insurance)	1,114	59,321
Rock-Tenn Co.—Class A (Forest Products & Paper)	4,456	224,627
RTI International Metals, Inc.* (Mining)	3,342	84,118
Rudolph Technologies, Inc.* (Semiconductors)	2,785	18,715
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	11,140	282,956
Sanderson Farms, Inc. (Food)	3,342	140,899
Savient Pharmaceuticals, Inc.* (Biotechnology)	13,368	181,938
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	3,342	235,110
SEACOR SMIT, Inc.* (Oil & Gas Services)	2,228	169,885
Shuffle Master, Inc.* (Entertainment)	10,583	87,204
Sigma Designs, Inc.* (Semiconductors)	5,570	59,599
Signature Bank* (Banks)	7,798	248,756
Skechers U.S.A., Inc.—Class A* (Apparel)	4,456	131,051
Skyworks Solutions, Inc.* (Semiconductors)	34,534	490,037
Smith Corp. (Miscellaneous Manufacturing)	2,228	96,673
Smith Micro Software, Inc.* (Software)	6,127	56,001
Sonic Automotive, Inc.* (Retail)	2,785	28,936
Sonic Corp.* (Retail)	12,254	123,398
Sonic Solutions* (Electronics)	3,342	39,536
Sovran Self Storage, Inc. (REIT)	2,785	99,508
Spartan Motors, Inc. (Auto Parts & Equipment)	3,342	18,815
St. Mary Land & Exploration Co. (Oil & Gas)	12,254	419,577
Stamps.com, Inc.* (Internet)	2,228	20,052
Standard Microsystems Corp.* (Semiconductors)	1,671	34,723
Stanley, Inc.* (Engineering & Construction)	3,342	91,604
StarTek, Inc.* (Commercial Services)	1,114	8,333
Stein Mart, Inc.* (Retail)	2,785	29,688
Stepan Co. (Chemicals)	1,114	72,198
Stifel Financial Corp.* (Diversified Financial Services)	6,127	362,963
Stone Energy Corp.* (Oil & Gas)	3,342	60,323
Stratasys, Inc.* (Computers)	3,899	67,375
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	3,899	37,820
Superior Well Services, Inc.* (Oil & Gas Services)	3,899	55,600
Supertex, Inc.* (Semiconductors)	1,114	33,197
SurModics, Inc.* (Healthcare-Products)	3,342	75,730
Swift Energy Co.* (Oil & Gas)	3,342	80,074
Sykes Enterprises, Inc.* (Computers)	7,241	184,428
Symmetricom, Inc.* (Telecommunications)	3,342	17,378
Synaptics, Inc.* (Computers)	6,684	204,865
Taleo Corp.—Class A* (Software)	7,798	183,409
Tanger Factory Outlet Centers, Inc. (REIT)	4,456	173,739
Tekelec* (Telecommunications)	5,570	85,110
Teledyne Technologies, Inc.* (Aerospace/Defense)	3,342	128,199
TeleTech Holdings, Inc.* (Commercial Services)	6,684	133,881
Tetra Tech, Inc.* (Environmental Control)	12,254	332,941
TETRA Technologies, Inc.* (Oil & Gas Services)	15,039	166,632
Texas Roadhouse, Inc.—Class A* (Retail)	10,026	112,592
The Andersons, Inc. (Agriculture)	3,899	100,672
The Buckle, Inc. (Retail)	5,013	146,781
The Cato Corp.—Class A (Retail)	2,228	44,694
The Gymboree Corp.* (Apparel)	6,127	266,463
The Knot, Inc.* (Internet)	6,127	61,699
The Men’s Wearhouse, Inc. (Retail)	5,570	117,304
The Navigators Group, Inc.* (Insurance)	1,114	52,481
Theragenics Corp.* (Pharmaceuticals)	2,228	2,986
THQ, Inc.* (Software)	4,456	22,458
Ticketmaster Entertainment, Inc.* (Commercial Services)	7,798	95,292
Tompkins Financial Corp. (Banks)	557	22,559
Toro Co. (Housewares)	3,342	139,729
Tower Group, Inc. (Insurance)	8,912	208,630

See accompanying notes to the financial statements.

30

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

Common Stocks, continued
	Shares	Value

Tractor Supply Co.* (Retail)	5,013	$265,488
TradeStation Group, Inc.* (Diversified Financial Services)	6,684	52,737
TreeHouse Foods, Inc.* (Food)	6,127	238,095
TriQuint Semiconductor, Inc.* (Semiconductors)	30,078	180,468
Triumph Group, Inc. (Aerospace/Defense)	1,671	80,626
True Religion Apparel, Inc.* (Apparel)	5,013	92,690
TrustCo Bank Corp. NY (Banks)	5,570	35,091
TTM Technologies, Inc.* (Electronics)	8,355	96,333
Tyler Technologies, Inc.* (Computers)	5,570	110,899
Ultratech Stepper, Inc.* (Semiconductors)	2,228	33,108
UMB Financial Corp. (Banks)	3,342	131,508
UniFirst Corp. (Textiles)	1,671	80,392
United Online, Inc. (Internet)	6,127	44,053
Universal Electronics, Inc.* (Home Furnishings)	2,785	64,668
Universal Technical Institute, Inc.* (Commercial Services)	2,228	45,006
Urstadt Biddle Properties—Class A (REIT)	1,671	25,516
USA Mobility, Inc. (Telecommunications)	1,671	18,398
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	7,241	259,807
Veeco Instruments, Inc.* (Semiconductors)	7,798	257,646
ViaSat, Inc.* (Telecommunications)	5,570	177,015
Vicor Corp.* (Electrical Components & Equipment)	2,228	20,720
Volcom, Inc.* (Apparel)	3,342	55,945
Watsco, Inc. (Distribution/Wholesale)	2,785	136,409
Watts Water Technologies, Inc.—Class A (Electronics)	3,342	103,335
WD-40 Co. (Household Products/Wares)	1,671	54,074
Websense, Inc.* (Internet)	8,912	155,604
West Pharmaceutical Services, Inc. (Healthcare-Products)	3,899	152,841
Winnebago Industries, Inc.* (Home Builders)	2,785	33,977
Wolverine World Wide, Inc. (Apparel)	6,127	166,777
World Acceptance Corp.* (Diversified Financial Services)	3,342	119,744
Wright Express Corp.* (Commercial Services)	7,798	248,444
Zep, Inc. (Chemicals)	1,671	28,942
Zoll Medical Corp.* (Healthcare-Products)	4,456	119,064
Zumiez, Inc.* (Retail)	3,899	49,595

TOTAL COMMON STOCKS
(Cost $30,232,701)		40,237,296

Repurchase Agreements(NM)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $2,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,097)	$2,000	2,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $10,000 (Collateralized by $10,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $10,260)	10,000	10,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $1,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $2,044)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,000)		15,000

TOTAL INVESTMENT SECURITIES
(Cost $30,247,701)—100.1%		40,252,296
Net other assets (liabilities)—(0.1)%		(41,723)

NET ASSETS—100.0%		$40,210,573

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

ProFund VP Small-Cap Growth invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$54,040	0.1%
Aerospace/Defense	550,111	1.4%
Agriculture	100,672	0.3%
Airlines	131,368	0.3%
Apparel	1,518,848	3.6%
Auto Parts & Equipment	58,668	0.1%
Banks	1,099,673	2.7%
Beverages	196,649	0.5%
Biotechnology	718,363	1.9%
Building Materials	192,254	0.5%
Chemicals	703,542	1.8%
Commercial Services	2,819,730	6.9%
Computers	1,048,314	2.7%
Cosmetics/Personal Care	363,777	0.9%
Distribution/Wholesale	199,406	0.5%
Diversified Financial Services	1,235,990	3.0%
Electric	79,072	0.2%
Electrical Components & Equipment	295,088	0.7%
Electronics	1,734,631	4.5%
Engineering & Construction	91,604	0.2%
Entertainment	127,219	0.3%
Environmental Control	561,211	1.3%
Food	706,855	1.8%
Forest Products & Paper	523,513	1.4%
Gas	100,349	0.3%
Hand/Machine Tools	234,692	0.6%
Healthcare-Products	2,120,359	5.2%
Healthcare-Services	1,825,835	4.6%
Home Builders	33,977	0.1%
Home Furnishings	226,772	0.6%
Household Products/Wares	61,393	0.1%
Housewares	261,411	0.6%
Insurance	505,785	1.2%
Internet	1,478,095	3.8%
Leisure Time	408,949	1.0%
Machinery-Diversified	624,770	1.5%
Metal Fabricate/Hardware	181,504	0.4%
Mining	267,894	0.7%

See accompanying notes to the financial statements.

31

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Growth	December 31, 2009

		% of
	Value	Net Assets

Miscellaneous Manufacturing	$508,591	1.2%
Oil & Gas	708,325	1.8%
Oil & Gas Services	1,849,787	4.6%
Pharmaceuticals	1,156,861	3.0%
REIT	2,306,486	5.7%
Real Estate	159,157	0.4%
Retail	3,300,253	8.4%
Savings & Loans	69,263	0.2%
Semiconductors	2,505,336	6.1%
Software	2,393,925	6.0%
Storage/Warehousing	70,633	0.2%
Telecommunications	1,073,406	2.6%
Textiles	80,392	0.2%
Toys/Games/Hobbies	24,647	0.1%
Transportation	528,681	1.2%
Water	59,170	0.1%
Other**	(26,723)	(0.1)%

Total	$40,210,573	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$40,237,296	$–	$40,237,296
Repurchase Agreements	–	15,000	15,000

Total Investment Securities	$40,237,296	$15,000	$40,252,296

See accompanying notes to the financial statements.

32

PROFUNDS VP
ProFund VP Small-Cap Growth

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$30,247,701

Securities, at value	40,237,296
Repurchase agreements, at value	15,000

Total Investment Securities, at value	40,252,296
Cash	546
Dividends receivable	28,215
Receivable for capital shares issued	940,590
Prepaid expenses	90

Total Assets	41,221,737

Liabilities:
Payable for investments purchased	939,335
Advisory fees payable	16,959
Management services fees payable	2,261
Administration fees payable	1,186
Administrative services fees payable	10,311
Distribution fees payable	8,442
Trustee fees payable	93
Transfer agency fees payable	3,308
Fund accounting fees payable	2,372
Compliance services fees payable	517
Other accrued expenses	26,380

Total Liabilities	1,011,164

Net Assets	$40,210,573

Net Assets consist of:
Capital	$39,884,649
Accumulated net realized gains (losses) on investments	(9,678,671)
Net unrealized appreciation (depreciation) on investments	10,004,595

Net Assets	$40,210,573

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,761,957

Net Asset Value (offering and redemption price per share)	$22.82

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$193,928
Interest	51

Total Investment Income	193,979

Expenses:
Advisory fees	238,207
Management services fees	31,761
Administration fees	13,220
Transfer agency fees	19,984
Administrative services fees	105,663
Distribution fees	79,402
Custody fees	45,893
Fund accounting fees	29,271
Trustee fees	409
Compliance services fees	434
Other fees	43,678

Total Gross Expenses before reductions	607,922
Less Expenses reduced by the Advisor	(78,480)

Total Net Expenses	529,442

Net Investment Income (Loss)	(335,463)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,291,103
Change in net unrealized appreciation/depreciation on investments	5,171,486

Net Realized and Unrealized Gains (Losses) on Investments	7,462,589

Change in Net Assets Resulting from Operations	$7,127,126

See accompanying notes to the financial statements.

33

PROFUNDS VP
ProFund VP Small-Cap Growth

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(335,463)	$(379,067)
Net realized gains (losses) on investments	2,291,103	(6,075,295)
Change in net unrealized appreciation/depreciation on investments	5,171,486	(8,536,858)

Change in net assets resulting from operations	7,127,126	(14,991,220)

Distributions to Shareholders From:
Net realized gains on investments	(1,017,559)	(633,201)

Change in net assets resulting from distributions	(1,017,559)	(633,201)

Capital Transactions:
Proceeds from shares issued	98,822,114	137,563,748
Dividends reinvested	1,017,559	633,201
Value of shares redeemed	(91,156,782)	(136,653,158)

Change in net assets resulting from capital transactions	8,682,891	1,543,791

Change in net assets	14,792,458	(14,080,630)
Net Assets:
Beginning of period	25,418,115	39,498,745

End of period	$40,210,573	$25,418,115

Share Transactions:
Issued	5,224,629	5,667,282
Reinvested	46,421	23,813
Redeemed	(4,880,459)	(5,711,641)

Change in shares	390,591	(20,546)

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP Small-Cap Growth

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.53	$28.38	$32.53	$38.80	$36.08

Investment Activities:
Net investment income (loss)(a)	(0.20)	(0.26)	(0.42)	(0.51)	(0.38)
Net realized and unrealized gains (losses) on investments	5.03	(9.31)	1.93	3.31	3.10

Total income (loss) from investment activities	4.83	(9.57)	1.51	2.80	2.72

Distributions to Shareholders From:
Net realized gains on investments	(0.54)	(0.28)	(5.66)	(9.07)	—

Net Asset Value, End of Period	$22.82	$18.53	$28.38	$32.53	$38.80

Total Return	26.17%	(34.03)%	4.06%	8.65%	7.54%

Ratios to Average Net Assets:
Gross expenses	1.91%	1.84%	1.73%	1.79%	1.85%
Net expenses	1.67%	1.63%	1.67%	1.77%	1.85%
Net investment income (loss)	(1.06)%	(1.05)%	(1.26)%	(1.31)%	(1.03)%

Supplemental Data:
Net assets, end of period (000’s)	$40,211	$25,418	$39,499	$81,479	$186,934
Portfolio turnover rate(b)	308%	398%	454%	472%	585%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

35

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2009, the Fund had a total return of 54.20%, compared to a return of 55.78%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Flextronics International Ltd (+185.55%), Infosys Technologies (+124.95%), and BHP Billiton Ltd (+78.51%), while the bottom three performers in this group were China Mobile Ltd (–8.69%), PetroChina Co Ltd (+33.69%), and China Petroleum & Chemical Corp (+42.53%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2009, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Asia 30	5/1/2002	54.20%	13.28%	12.08%	1.67%	1.67%

ProFunds Asia 30 Index	5/1/2002	55.78%	12.81%	12.25%	N/A	N/A

MSCI AC Asia Pacific Free Excluding Japan Index	5/1/2002	73.62%	13.43%	15.38%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

36

PROFUNDS VP
ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	14.0%
BHP Billiton, Ltd.	8.5%
China Mobile, Ltd.	7.7%
China Life Insurance Co., Ltd.	6.4%
China Petroleum and Chemical Corp.	6.1%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	29%
Energy	24%
Basic Materials	12%
Financial	11%
Industrial	10%
Technology	10%
Consumer Non-Cyclical	4%

Country Breakdown

China	50%
Hong Kong	14%
India	11%
Australia	9%
Taiwan	7%
South Korea	6%
Singapore	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2009

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp. (Electronics)	190,221	$2,280,750
Baidu, Inc.* (Internet)	7,335	3,016,372
BHP Billiton, Ltd. (Mining)	129,096	9,886,172
China Life Insurance Co., Ltd. (Insurance)	102,201	7,496,443
China Mobile, Ltd. (Telecommunications)	192,666	8,945,482
China Petroleum and Chemical Corp. (Oil & Gas)	80,685	7,105,928
China Unicom, Ltd. (Telecommunications)	201,468	2,641,246
Chunghwa Telecom Co., Ltd. (Telecommunications)	136,550	2,535,734
CNOOC, Ltd. (Oil & Gas)	29,340	4,560,903
Ctrip.com International, Ltd.* (Internet)	42,054	3,022,000
Flextronics International, Ltd.* (Electronics)	433,743	3,170,661
Focus Media Holding, Ltd.* (Advertising)	197,556	3,131,263
HDFC Bank, Ltd. (Banks)	22,005	2,862,410
ICICI Bank, Ltd. (Banks)	73,839	2,784,469
Infosys Technologies, Ltd. (Software)	67,971	3,756,757
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	341,811	1,948,323
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	179,463	1,258,036
Mindray Medical International, Ltd. (Healthcare-Products)	74,328	2,521,206
Netease.com, Inc.* (Internet)	51,345	1,931,085
New Oriental Education & Technology Group, Inc.* (Commercial Services)	29,829	2,255,371
PetroChina Co., Ltd. (Oil & Gas)	137,898	16,404,346
POSCO (Iron/Steel)	32,763	4,295,229
Satyam Computer Services, Ltd.* (Software)	630,810	2,908,034
Shanda Interactive Entertainment, Ltd.* (Internet)	30,318	1,595,030
SINA Corp.* (Internet)	55,746	2,518,604
SK Telecom Co., Ltd. (Telecommunications)	137,898	2,242,221
Sohu.com, Inc.* (Internet)	26,895	1,540,546
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	104,157	1,732,131
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	351,102	4,016,607
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	126,651	2,002,352

TOTAL COMMON STOCKS
(Cost $69,738,846)		116,365,711

Repurchase Agreements (1.0%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $175,000 (Collateralized by $178,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $178,575)	$175,000	175,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $83,000 (Collateralized by $85,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $84,988)	83,000	83,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $814,000 (Collateralized by $790,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $831,747)	814,000	814,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $24,000 (Collateralized by $25,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $25,094)	24,000	24,000

See accompanying notes to the financial statements.

37

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,000 (Collateralized by $41,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $44,965)	$44,000	$44,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,140,000)		1,140,000

TOTAL INVESTMENT SECURITIES
(Cost $70,878,846)—100.6%		117,505,711
Net other assets (liabilities)—(0.6)%		(658,195)

NET ASSETS—100.0%		$116,847,516

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

ProFund VP Asia 30 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$3,131,263	2.7%
Banks	5,646,879	4.8%
Commercial Services	2,255,371	1.9%
Electronics	5,451,411	4.6%
Energy-Alternate Sources	6,940,842	6.0%
Healthcare-Products	2,521,206	2.2%
Insurance	7,496,443	6.4%
Internet	13,623,637	11.6%
Iron/Steel	4,295,229	3.7%
Mining	9,886,172	8.5%
Oil & Gas	28,071,177	24.0%
Semiconductors	4,016,607	3.4%
Software	6,664,791	5.7%
Telecommunications	16,364,683	14.1%
Other**	481,805	0.4%

Total	$116,847,516	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Australia	$9,886,172	8.5%
China	59,479,036	50.9%
Hong Kong	16,147,631	13.9%
India	12,311,670	10.5%
South Korea	6,537,450	5.6%
Singapore	3,170,661	2.7%
Taiwan	8,833,091	7.5%
Other**	481,805	0.4%

Total	$116,847,516	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$116,365,711	$–	$116,365,711
Repurchase Agreements	–	1,140,000	1,140,000

Total Investment Securities	$116,365,711	$1,140,000	$117,505,711

See accompanying notes to the financial statements.

38

PROFUNDS VP
ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$70,878,846

Securities, at value	116,365,711
Repurchase agreements, at value	1,140,000

Total Investment Securities, at value	117,505,711
Cash	447
Dividends receivable	127,764
Receivable for capital shares issued	7,944
Prepaid expenses	193

Total Assets	117,642,059

Liabilities:
Payable for capital shares redeemed	561,449
Advisory fees payable	60,507
Management services fees payable	8,068
Administration fees payable	3,909
Administrative services fees payable	38,737
Distribution fees payable	37,918
Trustee fees payable	306
Transfer agency fees payable	11,030
Fund accounting fees payable	7,819
Compliance services fees payable	1,574
Other accrued expenses	63,226

Total Liabilities	794,543

Net Assets	$116,847,516

Net Assets consist of:
Capital	$89,190,655
Accumulated net investment income (loss)	72,405
Accumulated net realized gains (losses) on investments	(19,042,409)
Net unrealized appreciation (depreciation) on investments	46,626,865

Net Assets	$116,847,516

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,175,911

Net Asset Value (offering and redemption price per share)	$53.70

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,747,693
Interest	373
Foreign tax withholding	(237,683)

Total Investment Income	1,510,383

Expenses:
Advisory fees	645,350
Management services fees	86,046
Administration fees	35,740
Transfer agency fees	53,829
Administrative services fees	257,894
Distribution fees	215,117
Custody fees	36,448
Fund accounting fees	72,883
Trustee fees	1,046
Compliance services fees	1,324
Other fees	130,029

Total Gross Expenses before reductions	1,535,706
Less Expenses reduced by the Advisor	(97,728)

Total Net Expenses	1,437,978

Net Investment Income (Loss)	72,405

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,123,808)
Net realized gains (losses) on futures contracts	81,239
Change in net unrealized appreciation/depreciation on investments	39,414,484

Net Realized and Unrealized Gains (Losses) on Investments	29,371,915

Change in Net Assets Resulting from Operations	$29,444,320

See accompanying notes to the financial statements.

39

PROFUNDS VP
ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$72,405	$869,798
Net realized gains (losses) on investments	(10,042,569)	18,135,600
Change in net unrealized appreciation/depreciation on investments	39,414,484	(99,930,087)

Change in net assets resulting from operations	29,444,320	(80,924,689)

Distributions to Shareholders From:
Net investment income	(869,798)	(779,107)
Net realized gains on investments	(11,623,305)	(9,641,426)

Change in net assets resulting from distributions	(12,493,103)	(10,420,533)

Capital Transactions:
Proceeds from shares issued	230,827,537	233,568,793
Dividends reinvested	12,493,103	10,420,533
Value of shares redeemed	(200,495,073)	(352,847,624)

Change in net assets resulting from capital transactions	42,825,567	(108,858,298)

Change in net assets	59,776,784	(200,203,520)
Net Assets:
Beginning of period	57,070,732	257,274,252

End of period	$116,847,516	$57,070,732

Accumulated net investment income (loss)	$72,405	$869,798

Share Transactions:
Issued	4,680,624	3,425,975
Reinvested	242,161	184,043
Redeemed	(4,197,102)	(4,987,885)

Change in shares	725,683	(1,377,867)

See accompanying notes to the financial statements.

40

PROFUNDS VP
ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$39.35	$90.97	$61.61	$44.47	$37.30

Investment Activities:
Net investment income (loss)(a)	0.04	0.52	0.32	0.07	0.40
Net realized and unrealized gains (losses) on investments	21.02	(44.39)	29.10	17.34	6.87

Total income (loss) from investment activities	21.06	(43.87)	29.42	17.41	7.27

Distributions to Shareholders From:
Net investment income	(0.47)	(0.58)	(0.06)	(0.27)	(0.10)
Net realized gains on investments	(6.24)	(7.17)	—	—	—

Total distributions	(6.71)	(7.75)	(0.06)	(0.27)	(0.10)

Net Asset Value, End of Period	$53.70	$39.35	$90.97	$61.61	$44.47

Total Return	54.20%	(50.82)%	47.74%	39.29%	19.51%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.69%	1.65%	1.71%	1.82%
Net expenses	1.67%	1.63%	1.60%	1.68% (b)	1.82%
Net investment income (loss)	0.08%	0.76%	0.42%	0.13%	0.97%

Supplemental Data:
Net assets, end of period (000’s)	$116,848	$57,071	$257,274	$182,177	$73,464
Portfolio turnover rate(c)	191%	177%	214%	161%	256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

41

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2009, the Fund had a total return of 32.30%, compared to a return of 29.50%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Unilever (+31.69%), HSBC Holdings PLC (+29.32%), and BP PLC (+24.03%), while the bottom three performers in this group were Novartis AG (+9.39%), Vodafone Group PLC (+12.96%), and GlaxoSmithKline PLC (+13.36%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 1999 to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	10 Year	Gross	Net

ProFund VP Europe 30	10/18/1999	32.30%	1.52%	–1.73%	1.68%	1.68%

ProFunds Europe 30 Index	10/18/1999	29.50%	0.27%	–2.56%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	33.35%	3.58%	0.81%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

42

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.
Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	6.0%
BHP Billiton PLC	5.9%
Royal Dutch Shell PLC—Class A	5.5%
BP PLC	5.4%
Novartis AG	4.9%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Financial	18%
Energy	18%
Basic Materials	13%
Industrial	12%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	43%
Switzerland	22%
Netherlands	4%
France	9%
Germany	9%
Luxembourg	6%
Finland	2%
Ireland	2%
Sweden	2%
Greece	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Common Stocks† (98.7%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	82,151	$1,569,084
ACE, Ltd. (Insurance)	23,264	1,172,506
Alcon, Inc. (Healthcare-Products)	11,632	1,911,719
ArcelorMittal (Iron/Steel)	47,255	2,161,916
AstraZeneca PLC (Pharmaceuticals)	39,985	1,876,896
Barclays PLC (Banks)	79,243	1,394,677
BHP Billiton PLC (Mining)	57,433	3,667,097
BP PLC (Oil & Gas)	58,160	3,371,535
Covidien PLC (Healthcare-Products)	30,534	1,462,273
Credit Suisse Group (Diversified Financial Services)	35,623	1,751,227
Deutsche Bank AG (Banks)	21,810	1,546,547
Diageo PLC (Beverages)	23,991	1,665,215
DryShips, Inc.* (Transportation)	119,955	698,138
GlaxoSmithKline PLC (Pharmaceuticals)	60,341	2,549,407
HSBC Holdings PLC (Banks)	65,430	3,735,399
Nokia, Corp. (Telecommunications)	106,142	1,363,925
Novartis AG (Pharmaceuticals)	56,706	3,086,507
Rio Tinto PLC (Mining)	9,451	2,035,651
Royal Dutch Shell PLC—Class A (Oil & Gas)	57,433	3,452,298
Sanofi-Aventis (Pharmaceuticals)	63,249	2,483,788
SAP AG (Software)	35,623	1,667,513
Siemens AG (Miscellaneous Manufacturing)	23,264	2,133,309
Telefonaktiebolaget LM Ericsson
(Telecommunications)	137,403	1,262,733
Tenaris S.A. (Iron/Steel)	36,350	1,550,327
Total Fina S.A. (Oil & Gas)	46,528	2,979,653
Transocean, Ltd.* (Oil & Gas)	15,267	1,264,108
Tyco International, Ltd. (Miscellaneous Manufacturing)	37,804	1,348,847
UBS AG* (Diversified Financial Services)	98,872	1,533,505
Unilever N.V. (Food)	74,881	2,420,903
Vodafone Group PLC (Telecommunications)	115,593	2,669,042

TOTAL COMMON STOCKS
(Cost $45,688,958)		61,785,745

Repurchase Agreements (0.8%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated12/31/09, with a repurchase price of $77,000 (Collateralized by $78,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $78,601)	$77,000	77,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $36,000 (Collateralized by $37,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $36,995)	36,000	36,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $357,000 (Collateralized by $350,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $368,495)	357,000	357,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $10,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $11,041)	10,000	10,000

See accompanying notes to the financial statements.

43

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $21,000 (Collateralized by $20,000 U.S. Treasury Notes, 4.63%, 8/31/11, market value $21,514)	$21,000	$21,000

TOTAL REPURCHASE AGREEMENTS
(Cost $501,000)		501,000

TOTAL INVESTMENT SECURITIES
(Cost $46,189,958)—99.5%		62,286,745
Net other assets (liabilities)—0.5%		328,709

NET ASSETS—100.0%		$62,615,454

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $555,000)	10	$12,328

ProFund VP Europe 30 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$6,676,623	10.7%
Beverages	1,665,215	2.7%
Diversified Financial Services	3,284,732	5.2%
Engineering & Construction	1,569,084	2.5%
Food	2,420,903	3.9%
Healthcare-Products	3,373,992	5.3%
Insurance	1,172,506	1.9%
Iron/Steel	3,712,243	5.9%
Mining	5,702,748	9.1%
Miscellaneous Manufacturing	3,482,156	5.5%
Oil & Gas	11,067,594	17.7%
Pharmaceuticals	9,996,598	16.0%
Software	1,667,513	2.7%
Telecommunications	5,295,700	8.5%
Transportation	698,138	1.1%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Finland	$1,363,925	2.2%
France	5,463,441	8.7%
Germany	5,347,369	8.6%
Greece	698,138	1.1%
Ireland	1,462,273	2.3%
Luxembourg	3,712,243	5.9%
Netherlands	2,420,903	3.9%
Sweden	1,262,733	2.0%
Switzerland	13,637,503	21.8%
United Kingdom	26,417,217	42.2%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$61,785,745	$–	$61,785,745
Repurchase Agreements	–	501,000	501,000

Total Investment Securities	61,785,745	501,000	62,286,745

Other Financial Instruments^	12,328	–	12,328

Total Investments	$61,798,073	$501,000	$62,299,073

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$46,189,958

Securities, at value	61,785,745
Repurchase agreements, at value	501,000

Total Investment Securities, at value	62,286,745
Cash	559
Segregated cash balances with brokers for
futures contracts	55,825
Dividends receivable	120,648
Receivable for capital shares issued	285,397
Prepaid expenses	93

Total Assets	62,749,267

Liabilities:
Payable for capital shares redeemed	3,728
Variation margin on futures contracts	5,625
Advisory fees payable	26,237
Management services fees payable	3,498
Administration fees payable	2,105
Administrative services fees payable	22,370
Distribution fees payable	19,984
Trustee fees payable	165
Transfer agency fees payable	6,235
Fund accounting fees payable	4,211
Compliance services fees payable	824
Other accrued expenses	38,831

Total Liabilities	133,813

Net Assets	$62,615,454

Net Assets consist of:
Capital	$74,712,920
Accumulated net investment income (loss)	652,355
Accumulated net realized gains (losses) on investments	(28,858,936)
Net unrealized appreciation (depreciation) on investments	16,109,115

Net Assets	$62,615,454

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,973,476

Net Asset Value (offering and redemption price per share)	$21.06

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,511,599
Interest	264
Foreign tax withholding	(121,668)

Total Investment Income	1,390,195

Expenses:
Advisory fees	331,436
Management services fees	44,191
Administration fees	18,480
Transfer agency fees	27,724
Administrative services fees	135,384
Distribution fees	110,479
Custody fees	6,231
Fund accounting fees	37,628
Trustee fees	558
Compliance services fees	694
Other fees	75,337

Total Gross Expenses before reductions	788,142
Less Expenses reduced by the Advisor	(50,302)

Total Net Expenses	737,840

Net Investment Income (Loss)	652,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,450,713)
Net realized gains (losses) on futures contracts	(2,081)
Change in net unrealized appreciation/depreciation on investments	14,864,519

Net Realized and Unrealized Gains (Losses) on Investments	9,411,725

Change in Net Assets Resulting from Operations	$10,064,080

See accompanying notes to the financial statements.

45

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$652,355	$1,427,460
Net realized gains (losses) on investments	(5,452,794)	7,584,508
Change in net unrealized appreciation/depreciation on investments	14,864,519	(43,990,756)

Change in net assets resulting from operations	10,064,080	(34,978,788)

Distributions to Shareholders From:
Net investment income	(1,427,460)	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	(1,427,460)	(10,441,455)

Capital Transactions:
Proceeds from shares issued	92,890,019	129,378,880
Dividends reinvested	1,427,460	10,441,455
Value of shares redeemed	(71,745,674)	(194,714,538)

Change in net assets resulting from capital transactions	22,571,805	(54,894,203)

Change in net assets	31,208,425	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$62,615,454	$31,407,029

Accumulated net investment income (loss)	$652,355	$1,427,460

Share Transactions:
Issued	5,097,910	4,195,717
Reinvested	69,328	453,385
Redeemed	(4,118,026)	(6,432,016)

Change in shares	1,049,212	(1,782,914)

See accompanying notes to the financial statements.

46

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains (losses) on investments	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net assets, end of period (000’s)	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

47

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2009, the Fund had a total return of 15.01%, compared to a return of 17.11%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were American Express Co (+118.44%), Wells Fargo & Co (+114.93%), and The Goldman Sachs Group Inc (+100.07%), while the bottom three performers in this group were Citigroup Inc (–50.67%), U.S. Bancorp (–10.00%), and Bank of New York Mellon Corp (–1.27%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Financials	1/22/2001	15.01%	–10.90%	–4.95%	1.83%	1.68%

Dow Jones U.S. Financials Index	1/22/2001	17.11%	–9.01%	–2.57%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

48

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	9.1%
Wells Fargo & Co.	7.3%
Bank of America Corp.	7.2%
The Goldman Sachs
Group, Inc.	3.9%
Citigroup, Inc.	3.7%

Dow Jones U.S. Financials
Index - Composition
% of Index

Banks	40%
General Financial	27%
Nonlife Insurance	13%
Real Estate Investment Trusts	13%
Life Insurance	6%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks (99.2%)
	Shares	Value

ACE, Ltd. (Insurance)	4,940	$248,976
Affiliated Managers Group, Inc.* (Diversified Financial Services)	494	33,271
AFLAC, Inc. (Insurance)	6,916	319,865
Alexandria Real Estate Equities, Inc. (REIT)	494	31,759
Allied World Assurance Holdings, Ltd. (Insurance)	494	22,759
Allstate Corp. (Insurance)	8,398	252,276
AMB Property Corp. (REIT)	2,470	63,109
American Campus Communities, Inc. (REIT)	988	27,763
American Express Co. (Diversified Financial Services)	16,302	660,557
American Financial Group, Inc. (Insurance)	988	24,651
American International Group, Inc.* (Insurance)	1,976	59,240
AmeriCredit Corp.* (Diversified Financial Services)	988	18,812
Ameriprise Financial, Inc. (Diversified Financial Services)	3,952	153,417
Annaly Mortgage Management, Inc. (REIT)	8,398	145,705
AON Corp. (Insurance)	3,952	151,520
Apartment Investment and Management Co.—Class A (REIT)	1,976	31,458
Arch Capital Group, Ltd.* (Insurance)	988	70,691
Argo Group International Holdings, Ltd.* (Insurance)	494	14,395
Arthur J. Gallagher & Co. (Insurance)	1,482	33,360
Aspen Insurance Holdings, Ltd. (Insurance)	988	25,145
Associated Banc-Corp (Banks)	1,976	21,756
Assurant, Inc. (Insurance)	1,976	58,252
Assured Guaranty, Ltd. (Insurance)	1,976	42,998
Astoria Financial Corp. (Savings & Loans)	1,482	18,421
Avalonbay Communities, Inc. (REIT)	1,482	121,687
Axis Capital Holdings, Ltd. (Insurance)	1,976	56,138
BancorpSouth, Inc. (Banks)	988	23,178
Bank of America Corp. (Banks)	132,392	1,993,824
Bank of Hawaii Corp. (Banks)	494	23,248
Bank of New York Mellon Corp. (Banks)	18,278	511,236
BB&T Corp. (Banks)	10,374	263,188
BioMed Realty Trust, Inc. (REIT)	1,482	23,386
BlackRock, Inc.—Class A (Diversified Financial Services)	494	114,707
BOK Financial Corp. (Banks)	494	23,475
Boston Properties, Inc. (REIT)	1,976	132,530
Brandywine Realty Trust (REIT)	1,976	22,526
BRE Properties, Inc.—Class A (REIT)	988	32,683
Brookfield Properties Corp. (Real Estate)	3,952	47,898
Brown & Brown, Inc. (Insurance)	1,976	35,509
Camden Property Trust (REIT)	988	41,862
Capital One Financial Corp. (Diversified Financial Services)	6,916	265,159
CapitalSource, Inc. (Diversified Financial Services)	3,952	15,689
Capitol Federal Financial (Savings & Loans)	494	15,541
Cathay Bancorp, Inc. (Banks)	988	7,459
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,952	53,629
CBL & Associates Properties, Inc. (REIT)	1,976	19,108
Chimera Investment Corp. (REIT)	9,386	36,418
Chubb Corp. (Insurance)	5,434	267,244
Cincinnati Financial Corp. (Insurance)	2,470	64,813
Citigroup, Inc. (Diversified Financial Services)	312,702	1,035,044
City National Corp. (Banks)	494	22,526
CME Group, Inc. (Diversified Financial Services)	988	331,919
Colonial Properties Trust (REIT)	988	11,589
Comerica, Inc. (Banks)	2,470	73,038
Commerce Bancshares, Inc. (Banks)	988	38,255
Corporate Office Properties Trust (REIT)	988	36,190
Cullen/Frost Bankers, Inc. (Banks)	988	49,400
DCT Industrial Trust, Inc. (REIT)	2,964	14,879
Delphi Financial Group, Inc.—Class A (Insurance)	494	11,051
Developers Diversified Realty Corp. (REIT)	1,976	18,298
DiamondRock Hospitality Co. (REIT)	1,976	16,737
Digital Realty Trust, Inc. (REIT)	988	49,677
Discover Financial Services (Diversified Financial Services)	8,398	123,535
Douglas Emmett, Inc. (REIT)	1,976	28,158
Duke-Weeks Realty Corp. (REIT)	3,458	42,084
E* TRADE Financial Corp.* (Diversified Financial Services)	28,652	50,141
East West Bancorp, Inc. (Banks)	1,482	23,416
EastGroup Properties, Inc. (REIT)	494	18,910
Eaton Vance Corp. (Diversified Financial Services)	1,976	60,090
Endurance Specialty Holdings, Ltd. (Insurance)	988	36,783
Entertainment Properties Trust (REIT)	494	17,423
Equifax, Inc. (Commercial Services)	1,976	61,039
Equity Lifestyle Properties, Inc. (REIT)	494	24,932
Equity Residential Properties Trust (REIT)	3,952	133,499
Erie Indemnity Co.—Class A (Insurance)	494	19,276
Essex Property Trust, Inc. (REIT)	494	41,323

See accompanying notes to the financial statements.

49

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks, continued
	Shares	Value

Everest Re Group, Ltd. (Insurance)	988	$84,652
F.N.B. Corp. (Banks)	1,976	13,417
Federal Realty Investment Trust (REIT)	988	66,907
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,482	40,755
Fidelity National Title Group, Inc.—Class A (Insurance)	3,458	46,545
Fifth Third Bancorp (Banks)	12,350	120,413
First American Financial Corp. (Insurance)	1,976	65,425
First Financial Bankshares, Inc. (Banks)	494	26,790
First Horizon National Corp.* (Banks)	3,458	46,337
First Midwest Bancorp, Inc. (Banks)	988	10,759
First Niagara Financial Group, Inc. (Savings & Loans)	2,964	41,229
FirstMerit Corp. (Banks)	1,482	29,847
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,976	23,277
Forestar Group, Inc.* (Real Estate)	494	10,858
Franklin Resources, Inc. (Diversified Financial Services)	2,470	260,215
Franklin Street Properties Corp. (REIT)	988	14,435
Fulton Financial Corp. (Banks)	2,470	21,538
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	7,410	84,104
Glacier Bancorp, Inc. (Banks)	988	13,555
GLG Partners, Inc.* (Diversified Financial Services)	2,470	7,953
Greenhill & Co., Inc. (Diversified Financial Services)	494	39,639
Hancock Holding Co. (Banks)	494	21,632
Hanover Insurance Group, Inc. (Insurance)	988	43,897
Hartford Financial Services Group, Inc. (Insurance)	5,928	137,885
Hatteras Financial Corp. (REIT)	494	13,812
HCC Insurance Holdings, Inc. (Insurance)	1,482	41,452
HCP, Inc. (REIT)	4,446	135,781
Health Care REIT, Inc. (REIT)	1,976	87,576
Healthcare Realty Trust, Inc. (REIT)	988	21,202
Highwoods Properties, Inc. (REIT)	988	32,950
Home Properties, Inc. (REIT)	494	23,569
Horace Mann Educators Corp. (Insurance)	494	6,175
Hospitality Properties Trust (REIT)	1,976	46,851
Host Marriott Corp. (REIT)	9,880	115,300
HRPT Properties Trust (REIT)	3,458	22,373
Hudson City Bancorp, Inc. (Savings & Loans)	7,410	101,739
Huntington Bancshares, Inc. (Banks)	10,868	39,668
IBERIABANK Corp. (Banks)	494	26,582
IntercontinentalExchange, Inc.* (Diversified Financial Services)	988	110,952
International Bancshares Corp. (Banks)	988	18,703
Invesco, Ltd. (Diversified Financial Services)	6,422	150,853
Investment Technology Group, Inc.* (Diversified Financial Services)	494	9,732
J.P. Morgan Chase & Co. (Diversified Financial Services)	60,268	2,511,369
Janus Capital Group, Inc. (Diversified Financial Services)	2,964	39,866
Jefferies Group, Inc.* (Diversified Financial Services)	1,482	35,168
Jones Lang LaSalle, Inc. (Real Estate)	494	29,838
KBW, Inc.* (Diversified Financial Services)	494	13,516
KeyCorp (Banks)	13,338	74,026
Kilroy Realty Corp. (REIT)	494	15,151
Kimco Realty Corp. (REIT)	5,928	80,206
LaSalle Hotel Properties (REIT)	988	20,975
Legg Mason, Inc. (Diversified Financial Services)	2,470	74,495
Lexington Realty Trust (REIT)	1,482	9,011
Liberty Property Trust (REIT)	1,482	47,439
Lincoln National Corp. (Insurance)	4,446	110,616
Loews Corp. (Insurance)	5,434	197,526
M&T Bank Corp. (Banks)	988	66,087
Mack-Cali Realty Corp. (REIT)	988	34,155
Marsh & McLennan Cos., Inc. (Insurance)	7,904	174,520
Marshall & Ilsley Corp. (Banks)	7,904	43,077
MasterCard, Inc.—Class A (Software)	1,482	379,362
Max Capital Group, Ltd. (Insurance)	494	11,016
MB Financial, Inc. (Banks)	988	19,483
MBIA, Inc.* (Insurance)	2,470	9,831
Mercury General Corp. (Insurance)	494	19,394
MetLife, Inc. (Insurance)	8,892	314,332
MF Global, Ltd.* (Diversified Financial Services)	1,482	10,300
MFA Financial, Inc. (REIT)	3,952	29,047
MGIC Investment Corp.* (Insurance)	1,976	11,421
Mid-America Apartment Communities, Inc. (REIT)	494	23,850
Montpelier Re Holdings, Ltd. (Insurance)	988	17,112
Moody’s Corp. (Commercial Services)	2,964	79,435
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,772	555,651
MSCI, Inc.—Class A* (Software)	1,482	47,128
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,470	48,955
National Penn Bancshares, Inc. (Banks)	1,976	11,441
National Retail Properties, Inc. (REIT)	1,482	31,448
Nationwide Health Properties, Inc. (REIT)	1,482	52,137
New York Community Bancorp (Savings & Loans)	6,422	93,183
NewAlliance Bancshares, Inc. (Savings & Loans)	1,482	17,799
Northern Trust Corp. (Banks)	3,458	181,199
NYSE Euronext (Diversified Financial Services)	3,952	99,986
Old National Bancorp (Banks)	1,482	18,421
Old Republic International Corp. (Insurance)	3,458	34,718
OMEGA Healthcare Investors, Inc. (REIT)	1,482	28,825
optionsXpress Holdings, Inc. (Diversified Financial Services)	494	7,632
PacWest Bancorp (Banks)	494	9,954
PartnerRe, Ltd. (Insurance)	988	73,764
People’s United Financial, Inc. (Banks)	5,434	90,748
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	494	25,001
Platinum Underwriters Holdings, Ltd. (Insurance)	988	37,831
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,470	93,267
PNC Financial Services Group (Banks)	6,916	365,096
Popular, Inc. (Banks)	9,880	22,329
Post Properties, Inc. (REIT)	988	19,365
Potlatch Corp. (Forest Products & Paper)	494	15,749
Principal Financial Group, Inc. (Insurance)	4,446	106,882
PrivateBancorp, Inc. (Banks)	988	8,862
ProAssurance Corp.* (Insurance)	494	26,533
Progressive Corp.* (Insurance)	9,880	177,741
ProLogis (REIT)	7,410	101,443
Prosperity Bancshares, Inc. (Banks)	494	19,992
Protective Life Corp. (Insurance)	1,482	24,527
Provident Financial Services, Inc. (Savings & Loans)	988	10,522
Prudential Financial, Inc. (Insurance)	6,916	344,140
Public Storage, Inc. (REIT)	1,976	160,945
Raymond James Financial Corp. (Diversified Financial Services)	1,482	35,227
Rayonier, Inc. (Forest Products & Paper)	988	41,654
Realty Income Corp. (REIT)	1,482	38,399
Redwood Trust, Inc. (REIT)	988	14,286
Regency Centers Corp. (REIT)	1,482	51,959
Regions Financial Corp. (Banks)	18,278	96,691
Reinsurance Group of America, Inc. (Insurance)	988	47,078
RenaissanceRe Holdings (Insurance)	988	52,512
RLI Corp. (Insurance)	494	26,306
SEI Investments Co. (Software)	2,470	43,274

See accompanying notes to the financial statements.

50

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks, continued
	Shares	Value

Selective Insurance Group, Inc. (Insurance)	988	$16,253
Senior Housing Properties Trust (REIT)	1,976	43,215
Simon Property Group, Inc. (REIT)	4,446	354,791
SL Green Realty Corp. (REIT)	988	49,637
SLM Corp.* (Diversified Financial Services)	7,410	83,511
St. Joe Co.* (Real Estate)	1,482	42,815
StanCorp Financial Group, Inc. (Insurance)	988	39,540
State Street Corp. (Banks)	7,410	322,631
Sterling Bancshares, Inc. (Banks)	1,482	7,603
Stifel Financial Corp.* (Diversified Financial Services)	494	29,265
Sunstone Hotel Investors, Inc.* (REIT)	1,482	13,160
SunTrust Banks, Inc. (Banks)	7,410	150,349
Susquehanna Bancshares, Inc. (Banks)	1,482	8,729
SVB Financial Group* (Banks)	494	20,595
Synovus Financial Corp. (Banks)	6,422	13,165
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,952	210,444
Tanger Factory Outlet Centers, Inc. (REIT)	494	19,261
Taubman Centers, Inc. (REIT)	988	35,479
TCF Financial Corp. (Banks)	1,976	26,913
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,458	67,016
TFS Financial Corp. (Savings & Loans)	1,482	17,991
The Charles Schwab Corp. (Diversified Financial Services)	14,326	269,615
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,422	1,084,290
The Macerich Co. (REIT)	1,482	53,278
The Travelers Cos., Inc. (Insurance)	8,398	418,724
Torchmark Corp. (Insurance)	1,482	65,134
Tower Group, Inc. (Insurance)	494	11,565
Transatlantic Holdings, Inc. (Insurance)	988	51,485
TrustCo Bank Corp. NY (Banks)	988	6,224
Trustmark Corp. (Banks)	988	22,270
U.S. Bancorp (Banks)	29,146	656,076
UDR, Inc. (REIT)	2,470	40,607
UMB Financial Corp. (Banks)	494	19,439
Umpqua Holdings Corp. (Banks)	1,482	19,874
United Bankshares, Inc. (Banks)	494	9,865
Unitrin, Inc. (Insurance)	494	10,893
UnumProvident Corp. (Insurance)	4,940	96,429
Validus Holdings, Ltd. (Insurance)	1,482	39,925
Valley National Bancorp (Banks)	1,976	27,921
Ventas, Inc. (REIT)	2,470	108,038
Visa, Inc.—Class A (Commercial Services)	6,916	604,873
Vornado Realty Trust (REIT)	2,964	207,302
W.R. Berkley Corp. (Insurance)	1,976	48,689
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,482	45,260
Washington Federal, Inc. (Savings & Loans)	1,482	28,662
Washington REIT (REIT)	988	27,219
Webster Financial Corp. (Banks)	988	11,728
Weingarten Realty Investors (REIT)	1,976	39,105
Wells Fargo & Co. (Banks)	75,088	2,026,625
Westamerica Bancorp (Banks)	494	27,353
Western Union Co. (Commercial Services)	10,374	195,550
Whitney Holding Corp. (Banks)	1,482	13,501
Willis Group Holdings, Ltd. (Insurance)	2,470	65,159
Wilmington Trust Corp. (Banks)	988	12,192
Wintrust Financial Corp. (Banks)	494	15,210
XL Capital, Ltd.—Class A (Insurance)	5,434	99,605
Zenith National Insurance Corp. (Insurance)	494	14,711
Zions Bancorp (Banks)	1,976	25,352

TOTAL COMMON STOCKS
(Cost $16,654,552)		27,413,172

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000(Collateralized by $5,200 U.S. Treasury Notes, 1.00%, 12/31/11, market value $5,193)	$5,000	5,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $2,052)	2,000	2,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $25,000 (Collateralized by $24,900 U.S. Treasury Notes, 1.88%, 6/15/12, market value $25,546)	25,000	25,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $2,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $3,120)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,000)		35,000

TOTAL INVESTMENT SECURITIES
(Cost $16,689,552)—99.3%		27,448,172
Net other assets (liabilities)—0.7%		190,687

NET ASSETS—100.0%		$27,638,859

*	Non-income producing security

ProFund VP Financials invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$7,934,261	28.6%
Commercial Services	940,897	3.4%
Diversified Financial Services	8,813,111	31.6%
Forest Products & Paper	150,670	0.6%
Insurance	5,036,885	18.0%
REIT	3,514,182	13.1%
Real Estate	208,315	0.8%
Savings & Loans	345,087	1.3%
Software	469,764	1.8%
Other**	225,687	0.8%

Total	$27,638,859	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

51

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$27,413,172	$–	$27,413,172
Repurchase Agreements	–	35,000	35,000

Total Investment Securities	$27,413,172	$35,000	$27,448,172

See accompanying notes to the financial statements.

52

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$16,689,552

Securities, at value	27,413,172
Repurchase agreements, at value	35,000

Total Investment Securities, at value	27,448,172
Cash	1,852
Dividends receivable	38,111
Receivable for capital shares issued	238,109
Prepaid expenses	61

Total Assets	27,726,305

Liabilities:
Payable for capital shares redeemed	23,804
Advisory fees payable	15,527
Management services fees payable	2,070
Administration fees payable	930
Administrative services fees payable	10,516
Distribution fees payable	10,172
Trustee fees payable	73
Transfer agency fees payable	2,720
Fund accounting fees payable	1,860
Compliance services fees payable	395
Other accrued expenses	19,379

Total Liabilities	87,446

Net Assets	$27,638,859

Net Assets consist of:
Capital	$42,505,283
Accumulated net investment income (loss)	88,722
Accumulated net realized gains (losses) on investments	(25,713,766)
Net unrealized appreciation (depreciation) on investments	10,758,620

Net Assets	$27,638,859

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,543,343

Net Asset Value (offering and redemption price per share)	$17.91

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$468,581
Interest	37

Total Investment Income	468,618

Expenses:
Advisory fees	170,665
Management services fees	22,755
Administration fees	9,502
Transfer agency fees	14,271
Administrative services fees	66,926
Distribution fees	56,888
Custody fees	26,863
Fund accounting fees	20,976
Trustee fees	266
Compliance services fees	248
Other fees	38,123

Total Gross Expenses before reductions	427,483
Less Expenses reduced by the Advisor	(47,587)

Total Net Expenses	379,896

Net Investment Income (Loss)	88,722

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	10,836,278

Net Realized and Unrealized Gains (Losses) on Investments	4,601,043

Change in Net Assets Resulting from Operations	$4,689,765

See accompanying notes to the financial statements.

53

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$88,722	$487,543
Net realized gains (losses) on investments	(6,235,235)	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	10,836,278	(5,499,618)

Change in net assets resulting from operations	4,689,765	(18,647,576)

Distributions to Shareholders From:
Net investment income	(487,543)	(353,453)

Change in net assets resulting from distributions	(487,543)	(353,453)

Capital Transactions:
Proceeds from shares issued	69,097,729	142,001,893
Dividends reinvested	487,543	353,453
Value of shares redeemed	(68,746,201)	(125,655,579)

Change in net assets resulting from capital transactions	839,071	16,699,767

Change in net assets	5,041,293	(2,301,262)
Net Assets:
Beginning of period	22,597,566	24,898,828

End of period	$27,638,859	$22,597,566

Accumulated net investment income (loss)	$88,722	$487,543

Share Transactions:
Issued	4,752,296	5,559,039
Reinvested	26,598	14,480
Redeemed	(4,663,728)	(4,914,246)

Change in shares	115,166	659,273

See accompanying notes to the financial statements.

54

PROFUNDS VP
ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$15.82	$32.38	$40.64	$34.84	$33.80

Investment Activities:
Net investment income (loss)(a)	0.06	0.46	0.41	0.34	0.27
Net realized and unrealized gains (losses) on investments	2.32	(16.72)	(8.11)	5.69	1.06

Total income (loss) from investment activities	2.38	(16.26)	(7.70)	6.03	1.33

Distributions to Shareholders From:
Net investment income	(0.29)	(0.30)	(0.56)	(0.23)	(0.29)

Net Asset Value, End of Period	$17.91	$15.82	$32.38	$40.64	$34.84

Total Return	15.01%	(50.54)%	(19.11)%	17.35%	3.98%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.85%	1.74%	1.76%	1.92%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.92%
Net investment income (loss)	0.39%	1.90%	1.04%	0.90%	0.80%

Supplemental Data:
Net assets, end of period (000’s)	$27,639	$22,598	$24,899	$49,610	$35,924
Portfolio turnover rate(b)	272%	413%	216%	247%	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

55

ProFund VP Health Care

The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index. For the year ended December 31, 2009, the Fund had a total return of 19.56%, compared to a return of 21.71%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

 The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Health Care Index measures the performance of the healthcare industry of the U.S. equity market. Component companies include health care providers, biotechnology companies, medical supplies, advanced medical devices, and pharmaceuticals.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Medtronic Inc (+39.97%), Merck & Co Inc (+20.20%), and UnitedHeath Group Inc (+14.59%), while the bottom three performers in this group were Gilead Sciences Inc (–15.39%), Amgen Inc (–2.04%), and Abbott Laboratories (+1.16%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Health Care from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Health Care	1/22/2001	19.56%	1.48%	–0.60%	1.74%	1.68%

Dow Jones U.S. Health Care Index	1/22/2001	21.71%	3.34%	1.34%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

56

PROFUNDS VP
ProFund VP Health Care

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Health Care seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health Care Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Johnson & Johnson	12.7%
Pfizer, Inc.	10.4%
Merck & Co., Inc.	7.9%
Abbott Laboratories	5.9%
Amgen, Inc.	4.1%

Dow Jones U.S. Health Care Index - Composition
% of Index

Pharmaceuticals and Biotechnology	63%
Health Care Equipment and Services	37%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2009

Common Stocks (99.9%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	30,758	$1,660,624
Acorda Therapeutics, Inc.* (Biotechnology)	676	17,049
Aetna, Inc. (Healthcare-Services)	8,788	278,580
Alcon, Inc. (Healthcare-Products)	1,690	277,751
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,690	82,506
Alkermes, Inc.* (Pharmaceuticals)	2,028	19,083
Allergan, Inc. (Pharmaceuticals)	6,084	383,353
Amedisys, Inc.* (Healthcare-Services)	676	32,827
American Medical Systems Holdings, Inc.* (Healthcare-Products)	1,352	26,080
AMERIGROUP Corp.* (Healthcare-Services)	1,014	27,337
Amgen, Inc.* (Biotechnology)	20,280	1,147,240
Amylin Pharmaceuticals, Inc.* (Pharmaceuticals)	2,704	38,370
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	1,014	30,400
Bard (C.R.), Inc. (Healthcare-Products)	2,028	157,981
Baxter International, Inc. (Healthcare-Products)	12,168	714,018
Beckman Coulter, Inc. (Healthcare-Products)	1,352	88,475
Becton, Dickinson & Co. (Healthcare-Products)	4,394	346,511
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	338	32,603
Biogen Idec, Inc.* (Biotechnology)	5,746	307,411
BioMarin Pharmaceutical, Inc.* (Pharmaceuticals)	2,028	38,147
Boston Scientific Corp.* (Healthcare-Products)	30,082	270,738
Bristol-Myers Squibb Co. (Pharmaceuticals)	33,800	853,450
Brookdale Senior Living, Inc.* (Healthcare-Services)	1,014	18,445
CareFusion Corp.* (Healthcare-Products)	3,718	92,987
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	676	24,654
Celera Corp.* (Biotechnology)	1,690	11,678
Celgene Corp.* (Biotechnology)	9,126	508,136
Centene Corp.* (Healthcare-Services)	1,014	21,466
Cephalon, Inc.* (Pharmaceuticals)	1,352	84,378
Cepheid, Inc.* (Healthcare-Products)	1,014	12,655
Charles River Laboratories International, Inc.* (Biotechnology)	1,352	45,549
CIGNA Corp. (Insurance)	5,408	190,740
Community Health Systems, Inc.* (Healthcare-Services)	2,028	72,197
Cooper Cos., Inc. (Healthcare-Products)	1,014	38,654
Covance, Inc.* (Healthcare-Services)	1,352	73,779
Coventry Health Care, Inc.* (Healthcare-Services)	3,042	73,890
Covidien PLC (Healthcare-Products)	10,140	485,605
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	1,014	19,236
DaVita, Inc.* (Healthcare-Services)	2,028	119,125
Dendreon Corp.* (Biotechnology)	2,704	71,061
DENTSPLY International, Inc. (Healthcare-Products)	3,042	106,987
Edwards Lifesciences Corp.* (Healthcare-Products)	1,014	88,066
Eli Lilly & Co. (Pharmaceuticals)	19,604	700,059
Emergency Medical Services Corp.—Class A* (Commercial Services)	338	18,303
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,028	41,594
Express Scripts, Inc.* (Pharmaceuticals)	5,070	438,301
Forest Laboratories, Inc.* (Pharmaceuticals)	6,084	195,357
Gen-Probe, Inc.* (Healthcare-Products)	1,014	43,501
Genzyme Corp.* (Biotechnology)	5,408	265,046
Gilead Sciences, Inc.* (Pharmaceuticals)	18,252	789,946
Haemonetics Corp.* (Healthcare-Products)	676	37,281
Health Management Associates, Inc.—Class A* (Healthcare-Services)	4,732	34,402
Health Net, Inc.* (Healthcare-Services)	2,028	47,232
HEALTHSOUTH Corp.* (Healthcare-Services)	2,028	38,066
Healthways, Inc.* (Healthcare-Services)	676	12,398
Henry Schein, Inc.* (Healthcare-Products)	1,690	88,894
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,352	32,434
HMS Holdings Corp.* (Commercial Services)	676	32,914
Hologic, Inc.* (Healthcare-Products)	5,070	73,515
Hospira, Inc.* (Pharmaceuticals)	3,042	155,142
Human Genome Sciences, Inc.* (Biotechnology)	3,718	113,771
Humana, Inc.* (Healthcare-Services)	3,380	148,348
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,352	72,251
Illumina, Inc.* (Biotechnology)	2,366	72,518
Immucor, Inc.* (Healthcare-Products)	1,352	27,364
Incyte, Corp.* (Biotechnology)	2,366	21,554
Intuitive Surgical, Inc.* (Healthcare-Products)	676	205,044
Invacare Corp. (Healthcare-Products)	676	16,859
Inverness Medical Innovations, Inc.* (Healthcare-Products)	1,690	70,152
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	1,690	18,759
Johnson & Johnson (Healthcare-Products)	55,432	3,570,375
Kinetic Concepts, Inc.* (Healthcare-Products)	1,352	50,903
King Pharmaceuticals, Inc.* (Pharmaceuticals)	5,070	62,209
Laboratory Corp. of America Holdings* (Healthcare-Services)	2,028	151,775

See accompanying notes to the financial statements.

57

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2009

Common Stocks, continued
	Shares	Value

Life Technologies Corp.* (Biotechnology)	3,718	$194,191
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,014	32,965
Lincare Holdings, Inc.* (Healthcare-Services)	1,352	50,186
Magellan Health Services, Inc.* (Healthcare-Services)	676	27,533
Masimo Corp.* (Healthcare-Products)	1,014	30,846
Medco Health Solutions, Inc.* (Pharmaceuticals)	9,464	604,844
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,014	27,429
Mednax, Inc.* (Healthcare-Services)	1,014	60,962
Medtronic, Inc. (Healthcare-Products)	22,308	981,106
Merck& Co., Inc. (Pharmaceuticals)	60,840	2,223,094
Millipore Corp.* (Biotechnology)	1,014	73,363
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,084	112,128
Myriad Genetics, Inc.* (Biotechnology)	2,028	52,931
Nektar Therapeutics* (Biotechnology)	1,690	15,751
NuVasive, Inc.* (Healthcare-Products)	676	21,618
Odyssey Healthcare, Inc.* (Healthcare-Services)	676	10,532
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	1,014	29,751
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,014	31,464
Owens & Minor, Inc. (Distribution/Wholesale)	676	29,021
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	676	18,293
PAREXEL International Corp.* (Commercial Services)	1,014	14,297
Patterson Cos., Inc.* (Healthcare-Products)	2,028	56,743
PDL BioPharma, Inc. (Biotechnology)	2,366	16,231
Perrigo Co. (Pharmaceuticals)	1,690	67,330
Pfizer, Inc. (Pharmaceuticals)	161,226	2,932,701
Pharmaceutical Product Development, Inc. (Commercial Services)	2,366	55,459
PharMerica Corp.* (Pharmaceuticals)	676	10,735
PSS World Medical, Inc.* (Healthcare-Products)	1,352	30,515
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,014	21,436
Quest Diagnostics, Inc. (Healthcare-Services)	3,042	183,676
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	1,352	32,691
ResMed, Inc.* (Healthcare-Products)	1,352	70,669
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,014	25,756
Savient Pharmaceuticals, Inc.* (Biotechnology)	1,352	18,401
St. Jude Medical, Inc.* (Healthcare-Products)	6,760	248,633
STERIS Corp. (Healthcare-Products)	1,014	28,362
Stryker Corp. (Healthcare-Products)	6,084	306,451
Techne Corp. (Healthcare-Products)	676	46,347
Tenet Healthcare Corp.* (Healthcare-Services)	9,464	51,011
Theravance, Inc.* (Pharmaceuticals)	1,014	13,253
Thermo Fisher Scientific, Inc.* (Electronics)	8,112	386,861
Thoratec Corp.* (Healthcare-Products)	1,014	27,297
United Therapeutics Corp.* (Pharmaceuticals)	1,014	53,387
UnitedHealth Group, Inc. (Healthcare-Services)	23,322	710,855
Universal Health Services, Inc.—Class B (Healthcare-Services)	1,690	51,545
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,352	42,980
Varian Medical Systems, Inc.* (Healthcare-Products)	2,366	110,847
Varian, Inc.* (Electronics)	676	34,841
Vertex Pharmaceuticals, Inc.* (Biotechnology)	3,718	159,316
Warner Chilcott PLC—Class A* (Pharmaceuticals)	2,028	57,737
Waters Corp.* (Electronics)	2,028	125,655
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,028	80,329
WellCare Health Plans, Inc.* (Healthcare-Services)	676	24,850
WellPoint, Inc.* (Healthcare-Services)	9,126	531,954
West Pharmaceutical Services, Inc. (Healthcare-Products)	676	26,499
Zimmer Holdings, Inc.* (Healthcare-Products)	4,394	259,729

TOTAL COMMON STOCKS
(Cost $20,302,629)		28,179,476

Repurchase Agreements (0.6%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $25,000 (Collateralized by $25,600 U.S. Treasury Notes, 1.00%, 12/31/11, market value $25,568)	$25,000	25,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $11,000 (Collateralized by $12,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $11,998)	11,000	11,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $116,000 (Collateralized by $115,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $121,077)	116,000	116,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $4,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $4,015)	3,000	3,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $8,000 (Collateralized by $7,600 U.S. Treasury Notes, 4.63%, 8/31/11, market value $8,175)	8,000	8,000

TOTAL REPURCHASE AGREEMENTS
(Cost $163,000)		163,000

TOTAL INVESTMENT SECURITIES
(Cost $20,465,629)—100.5%		28,342,476
Net other assets (liabilities)—(0.5)%		(153,758)

NET ASSETS—100.0%		$28,188,718

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

ProFund VP Health Care invested in the following industries as of December 31, 2009:

	Value	Net Assets

Biotechnology	$3,258,997	11.8%
Commercial Services	120,973	0.5%
Distribution/Wholesale	29,021	0.1%
Electronics	547,357	1.9%
Healthcare-Products	9,271,143	32.8%
Healthcare-Services	2,907,372	10.3%
Insurance	190,740	0.7%
Pharmaceuticals	11,853,873	41.8%
Other**	9,242	0.1%

Total	$28,188,718	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

58

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Health Care	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$28,179,476	$–	$28,179,476
Repurchase Agreements	–	163,000	163,000

Total Investment Securities	$28,179,476	$163,000	$28,342,476

See accompanying notes to the financial statements.

59

PROFUNDS VP
ProFund VP Health Care

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$20,465,629

Securities, at value	28,179,476
Repurchase agreements, at value	163,000

Total Investment Securities, at value	28,342,476
Cash	204
Dividends receivable	38,527
Receivable for capital shares issued	1,159
Receivable for investments sold	416,699
Prepaid expenses	50

Total Assets	28,799,115

Liabilities:
Payable for capital shares redeemed	554,976
Advisory fees payable	15,449
Management services fees payable	2,060
Administration fees payable	898
Administrative services fees payable	7,923
Distribution fees payable	7,893
Trustee fees payable	70
Transfer agency fees payable	2,288
Fund accounting fees payable	1,797
Compliance services fees payable	314
Other accrued expenses	16,729

Total Liabilities	610,397

Net Assets	$28,188,718

Net Assets consist of:
Capital	$34,144,742
Accumulated net investment income (loss)	89,402
Accumulated net realized gains (losses) on investments	(13,922,273)
Net unrealized appreciation (depreciation) on investments	7,876,847

Net Assets	$28,188,718

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	999,859

Net Asset Value (offering and redemption price per share)	$28.19

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$433,912
Interest	44

Total Investment Income	433,956

Expenses:
Advisory fees	155,556
Management services fees	20,741
Administration fees	8,738
Transfer agency fees	13,373
Administrative services fees	61,228
Distribution fees	51,852
Custody fees	11,051
Fund accounting fees	18,788
Trustee fees	301
Compliance services fees	163
Other fees	30,679

Total Gross Expenses before reductions	372,470
Less Expenses reduced by the Advisor	(27,916)

Total Net Expenses	344,554

Net Investment Income (Loss)	89,402

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,235,900)
Change in net unrealized appreciation/depreciation on investments	2,613,547

Net Realized and Unrealized Gains (Losses) on Investments	1,377,647

Change in Net Assets Resulting from Operations	$1,467,049

See accompanying notes to the financial statements.

60

PROFUNDS VP
ProFund VP Health Care

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$89,402	$110,530
Net realized gains (losses) on investments	(1,235,900)	(4,947,986)
Change in net unrealized appreciation/depreciation on investments	2,613,547	(5,546,646)

Change in net assets resulting from operations	1,467,049	(10,384,102)

Distributions to Shareholders From:
Net investment income	(110,530)	(130,707)

Change in net assets resulting from distributions	(110,530)	(130,707)

Capital Transactions:
Proceeds from shares issued	43,617,033	97,397,233
Dividends reinvested	110,530	130,707
Value of shares redeemed	(42,673,386)	(123,959,518)

Change in net assets resulting from capital transactions	1,054,177	(26,431,578)

Change in net assets	2,410,696	(36,946,387)
Net Assets:
Beginning of period	25,778,022	62,724,409

End of period	$28,188,718	$25,778,022

Accumulated net investment income (loss)	$89,402	$110,530

Share Transactions:
Issued	1,755,613	3,497,776
Reinvested	4,198	4,549
Redeemed	(1,846,694)	(4,411,963)

Change in shares	(86,883)	(909,638)

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP Health Care

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$23.72	$31.42	$29.48	$28.01	$26.42

Investment Activities:
Net investment income (loss)(a)	0.10	0.10	0.07	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	4.53	(7.72)	1.87	1.55	1.74

Total income (loss) from investment activities	4.63	(7.62)	1.94	1.47	1.59

Distributions to Shareholders From:
Net investment income	(0.16)	(0.08)	—	—	—

Net Asset Value, End of Period	$28.19	$23.72	$31.42	$29.48	$28.01

Total Return	19.56%	(24.29)%	6.58%	5.25%	6.02%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.76%	1.72%	1.76%	1.89%
Net expenses	1.66%	1.63%	1.63%	1.72%	1.89%
Net investment income (loss)	0.43%	0.35%	0.24%	(0.29)%	(0.57)%

Supplemental Data:
Net assets, end of period (000’s)	$28,189	$25,778	$62,724	$67,288	$57,307
Portfolio turnover rate(b)	175%	265%	221%	123%	310%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

62

ProFund VP Technology

The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index. For the year ended December 31, 2009, the Fund had a total of 61.42%, compared to a return of 64.48%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Technology Index measures the performance of the technology industry of the U.S. equity market. Component companies include those involved in computers and office equipment, software, communications technology, semiconductors, diversified technology services and Internet services.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Google Inc Class A (+101.52%), and EMC Corp (+66.86%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Technology from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Technology	1/22/2001	61.42%	2.37%	–5.90%	1.73%	1.68%

Dow Jones U.S. Technology Index	1/22/2001	64.48%	4.34%	–3.66%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

63

PROFUNDS VP
ProFund VP Technology

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Technology seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Technology Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	97%

Total Exposure	97%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Microsoft Corp.	12.0%
Apple Computer, Inc.	9.3%
International Business Machines Corp.	8.5%
Google, Inc.—Class A	7.2%
Cisco Systems, Inc.	6.8%

Dow Jones U.S. Technology Index – Composition
% of Index

Technology Hardware and Equipment	55%
Software and Computer Services	45%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2009

Common Stocks (97.0%)
	Shares	Value

3Com Corp.* (Telecommunications)	5,016	$37,620
ACI Worldwide, Inc.* (Software)	627	10,753
ADC Telecommunications, Inc.* (Telecommunications)	1,254	7,787
Adobe Systems, Inc.* (Software)	6,897	253,672
ADTRAN, Inc. (Telecommunications)	627	14,139
Advanced Micro Devices, Inc.* (Semiconductors)	8,151	78,902
Advent Software, Inc.* (Software)	627	25,538
Akamai Technologies, Inc.* (Internet)	2,508	63,528
Allscripts Healthcare Solutions, Inc.* (Software)	627	12,684
Altera Corp. (Semiconductors)	3,762	85,134
Amdocs, Ltd.* (Telecommunications)	2,508	71,553
American Tower Corp.* (Telecommunications)	5,643	243,834
Amkor Technology, Inc.* (Semiconductors)	1,254	8,979
Analog Devices, Inc. (Semiconductors)	3,762	118,804
ANSYS, Inc.* (Software)	1,254	54,499
AOL, Inc.* (Internet)	1,254	29,193
Apple Computer, Inc.* (Computers)	11,913	2,511,975
Applied Materials, Inc. (Semiconductors)	18,183	253,471
Applied Micro Circuits Corp.* (Semiconductors)	627	4,684
Ariba, Inc.* (Internet)	1,254	15,700
Arris Group, Inc.* (Telecommunications)	1,881	21,500
athenahealth, Inc.* (Software)	627	28,365
Atheros Communications* (Telecommunications)	627	21,468
Atmel Corp.* (Semiconductors)	5,643	26,014
ATMI, Inc.* (Semiconductors)	627	11,675
Autodesk, Inc.* (Software)	3,135	79,660
Blackboard, Inc.* (Software)	627	28,460
BMC Software, Inc.* (Software)	2,508	100,571
Brightpoint, Inc.* (Distribution/Wholesale)	627	4,608
Broadcom Corp.—Class A* (Semiconductors)	5,643	177,472
Brocade Communications Systems, Inc.* (Computers)	5,643	43,056
CA, Inc. (Software)	5,643	126,742
Cabot Microelectronics Corp.* (Chemicals)	627	20,666
CACI International, Inc.—Class A* (Computers)	627	30,629
Cadence Design Systems, Inc.* (Computers)	3,762	22,534
Cerner Corp.* (Software)	627	51,690
Check Point Software Technologies, Ltd.* (Internet)	2,508	84,971
Ciena Corp.* (Telecommunications)	1,254	13,593
Cisco Systems, Inc.* (Telecommunications)	77,121	1,846,277
Citrix Systems, Inc.* (Software)	2,508	104,358
Cognizant Technology Solutions Corp.* (Computers)	3,762	170,419
Computer Sciences Corp.* (Computers)	1,881	108,214
Compuware Corp.* (Software)	3,135	22,666
Comtech Telecommunications Corp.* (Telecommunications)	627	21,976
Concur Technologies, Inc.* (Software)	627	26,804
Corning, Inc. (Telecommunications)	20,691	399,543
Cree Research, Inc.* (Semiconductors)	1,254	70,688
Crown Castle International Corp.* (Telecommunications)	3,135	122,390
CSG Systems International, Inc.* (Software)	627	11,969
Cymer, Inc.* (Electronics)	627	24,064
Cypress Semiconductor Corp.* (Semiconductors)	1,881	19,863
Dell, Inc.* (Computers)	23,199	333,138
Diebold, Inc. (Computers)	627	17,838
Digital River, Inc.* (Internet)	627	16,923
DST Systems, Inc.* (Computers)	627	27,306
EarthLink, Inc. (Internet)	1,254	10,421
Echostar Holding Corp.* (Telecommunications)	627	12,628
Electronics for Imaging, Inc.* (Computers)	627	8,157
EMC Corp.* (Computers)	26,961	471,009
Emulex Corp.* (Semiconductors)	1,254	13,669
Equinix, Inc.* (Internet)	627	66,556
F5 Networks, Inc.* (Internet)	1,254	66,437
Fair Isaac Corp. (Software)	627	13,361
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,881	18,791
FormFactor, Inc.* (Semiconductors)	627	13,644
Gartner Group, Inc.* (Commercial Services)	627	11,311
Google, Inc.—Class A* (Internet)	3,135	1,943,637
Harmonic, Inc.* (Telecommunications)	1,254	7,938
Harris Corp. (Telecommunications)	1,881	89,442
Hewlett-Packard Co. (Computers)	22,577	1,162,941
IAC/InterActiveCorp* (Internet)	1,254	25,682
Informatica Corp.* (Software)	1,254	32,428
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	1,881	32,823
Insight Enterprises, Inc.* (Retail)	627	7,160
Integrated Device Technology, Inc.* (Semiconductors)	2,508	16,227
Intel Corp. (Semiconductors)	58,913	1,201,825
InterDigital, Inc.* (Telecommunications)	627	16,641
Intermec, Inc.* (Machinery-Diversified)	627	8,063
International Business Machines Corp. (Computers)	17,556	2,298,080
International Rectifier Corp.* (Semiconductors)	1,254	27,738

See accompanying notes to the financial statements.

64

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2009

Common Stocks, continued
	Shares	Value

Intersil Corp.—Class A (Semiconductors)	1,881	$28,855
Intuit, Inc.* (Software)	3,762	115,531
j2 Global Communications, Inc.* (Internet)	627	12,759
JDA Software Group, Inc.* (Software)	627	15,970
JDS Uniphase Corp.* (Telecommunications)	3,135	25,864
Juniper Networks, Inc.* (Telecommunications)	6,897	183,943
KLA-Tencor Corp. (Semiconductors)	2,508	90,689
Lam Research Corp.* (Semiconductors)	1,881	73,754
Lexmark International, Inc.—Class A* (Computers)	1,254	32,579
Linear Technology Corp. (Semiconductors)	2,508	76,594
LSI Logic Corp.* (Semiconductors)	8,778	52,756
Marvell Technology Group, Ltd.* (Semiconductors)	6,270	130,102
Maxim Integrated Products, Inc. (Semiconductors)	4,389	89,097
McAfee, Inc.* (Internet)	1,881	76,312
MEMC Electronic Materials, Inc.* (Semiconductors)	3,135	42,699
Mentor Graphics Corp.* (Computers)	1,254	11,073
Microchip Technology, Inc. (Semiconductors)	2,508	72,882
Micron Technology, Inc.* (Semiconductors)	11,286	119,180
Micros Systems, Inc.* (Computers)	1,254	38,912
Microsemi Corp.* (Semiconductors)	1,254	22,258
Microsoft Corp. (Software)	105,963	3,230,812
Motorola, Inc.* (Telecommunications)	28,842	223,814
National Semiconductor Corp. (Semiconductors)	3,135	48,154
NCR Corp.* (Computers)	1,881	20,936
NetApp, Inc.* (Computers)	4,389	150,938
Novell, Inc.* (Software)	4,389	18,214
Novellus Systems, Inc.* (Semiconductors)	1,254	29,268
Nuance Communications, Inc.* (Software)	3,135	48,718
NVIDIA Corp.* (Semiconductors)	7,524	140,548
OmniVision Technologies, Inc.* (Semiconductors)	627	9,110
ON Semiconductor Corp.* (Semiconductors)	5,643	49,715
Oracle Corp. (Software)	51,414	1,261,700
Palm, Inc.* (Computers)	1,881	18,885
Parametric Technology Corp.* (Software)	1,254	20,490
Pitney Bowes, Inc. (Office/Business Equipment)	2,508	57,082
Plantronics, Inc. (Telecommunications)	627	16,289
PMC-Sierra, Inc.* (Semiconductors)	3,135	27,149
Polycom, Inc.* (Telecommunications)	1,254	31,312
Progress Software Corp.* (Software)	627	18,315
QLogic Corp.* (Semiconductors)	1,254	23,663
Qualcomm, Inc. (Telecommunications)	21,945	1,015,176
Quality Systems, Inc. (Software)	627	39,369
Quest Software, Inc.* (Software)	627	11,537
Rackspace Hosting, Inc.* (Internet)	1,254	26,146
Rambus, Inc.* (Semiconductors)	1,254	30,598
Red Hat, Inc.* (Software)	2,508	77,497
RF Micro Devices, Inc.* (Telecommunications)	3,135	14,954
Riverbed Technology, Inc.* (Computers)	627	14,402
Rovi Corp.* (Semiconductors)	1,254	39,965
SAIC, Inc.* (Commercial Services)	2,508	47,501
Salesforce.com, Inc.* (Software)	1,254	92,508
SanDisk Corp.* (Computers)	3,135	90,884
SAVVIS, Inc.* (Telecommunications)	627	8,809
SBA Communications Corp.—Class A* (Telecommunications)	1,254	42,837
Seagate Technology (Computers)	6,897	125,456
Semtech Corp.* (Semiconductors)	627	10,665
Silicon Laboratories, Inc.* (Semiconductors)	627	30,309
Skyworks Solutions, Inc.* (Semiconductors)	2,508	35,589
Solera Holdings, Inc. (Software)	627	22,578
Sonus Networks, Inc.* (Telecommunications)	2,508	5,292
SRA International, Inc.—Class A* (Computers)	627	11,976
STEC, Inc.* (Computers)	627	10,245
Sun Microsystems, Inc.* (Computers)	10,032	94,000
Sybase, Inc.* (Software)	1,254	54,424
Sycamore Networks, Inc. (Telecommunications)	627	13,111
Symantec Corp.* (Internet)	11,286	201,907
Synaptics, Inc.* (Computers)	627	19,218
Syniverse Holdings, Inc.* (Telecommunications)	627	10,960
Synopsys, Inc.* (Computers)	1,881	41,909
Tech Data Corp.* (Distribution/Wholesale)	627	29,256
Tekelec* (Telecommunications)	627	9,581
Tellabs, Inc.* (Telecommunications)	5,016	28,491
Teradata Corp.* (Computers)	2,508	78,826
Teradyne, Inc.* (Semiconductors)	2,508	26,911
Tessera Technologies, Inc.* (Semiconductors)	627	14,590
Texas Instruments, Inc. (Semiconductors)	16,929	441,170
Tibco Software, Inc.* (Internet)	2,508	24,152
TriQuint Semiconductor, Inc.* (Semiconductors)	1,881	11,286
Unisys Corp.* (Computers)	627	24,177
United Online, Inc. (Internet)	1,254	9,016
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	1,254	44,994
VeriFone Holdings, Inc.* (Software)	1,254	20,541
VeriSign, Inc.* (Internet)	2,508	60,794
VMware, Inc.—Class A* (Software)	627	26,572
Websense, Inc.* (Internet)	627	10,947
Western Digital Corp.* (Computers)	3,135	138,410
Xerox Corp. (Office/Business Equipment)	11,913	100,784
Xilinx, Inc. (Semiconductors)	3,762	94,276
Yahoo!, Inc.* (Internet)	17,556	294,590
Zoran Corp.* (Semiconductors)	627	6,928

TOTAL COMMON STOCKS
(Cost $16,570,385)		26,210,203

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $3,096)	$3,000	3,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $15,000 (Collateralized by $15,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $15,389)	15,000	15,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $2,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $3,120)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $22,000)		22,000

TOTAL INVESTMENT SECURITIES
(Cost $16,592,385)—97.1%		26,232,203
Net other assets (liabilities)—2.9%		783,854

NET ASSETS—100.0%		$27,016,057

*	Non-income producing security

See accompanying notes to the financial statements.

65

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Technology	December 31, 2009

ProFund VP Technology invested in the following industries as of December 31, 2009:
		% of
	Value	Net Assets

Chemicals	$20,666	0.1%
Commercial Services	58,812	0.2%
Computers	8,128,122	30.1%
Distribution/Wholesale	66,687	0.2%
Electronics	24,064	0.1%
Internet	3,039,671	11.0%
Machinery - Diversified	8,063	NM
Office/Business Equipment	157,866	0.6%
Retail	7,160	NM
Semiconductors	4,061,334	15.1%
Software	6,058,996	22.5%
Telecommunications	4,578,762	17.1%
Other**	805,854	3.0%

Total	$27,016,057	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$26,210,203	$–	$26,210,203
Repurchase Agreements	–	22,000	22,000

Total Investment Securities	$26,210,203	$22,000	$26,232,203

See accompanying notes to the financial statements.

66

PROFUNDS VP
ProFund VP Technology

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$16,592,385

Securities, at value	26,210,203
Repurchase agreements, at value	22,000

Total Investment Securities, at value	26,232,203
Cash	396
Dividends receivable	3,298
Receivable for capital shares issued	415,204
Receivable for investments sold	804,359
Prepaid expenses	43

Total Assets	27,455,503

Liabilities:
Payable for investments purchased	387,827
Advisory fees payable	15,160
Management services fees payable	2,021
Administration fees payable	830
Administrative services fees payable	6,740
Distribution fees payable	8,136
Trustee fees payable	65
Transfer agency fees payable	2,402
Fund accounting fees payable	1,661
Compliance services fees payable	297
Other accrued expenses	14,307

Total Liabilities	439,446

Net Assets	$27,016,057

Net Assets consist of:
Capital	$31,728,725
Accumulated net realized gains (losses) on investments	(14,352,486)
Net unrealized appreciation (depreciation) on investments	9,639,818

Net Assets	$27,016,057

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,778,363

Net Asset Value (offering and redemption price per share)	$15.19

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$177,334
Interest	35

Total Investment Income	177,369

Expenses:
Advisory fees	129,094
Management services fees	17,212
Administration fees	7,081
Transfer agency fees	10,660
Administrative services fees	46,992
Distribution fees	43,031
Custody fees	15,078
Fund accounting fees	15,571
Trustee fees	207
Compliance services fees	278
Other fees	23,435

Total Gross Expenses before reductions	308,639
Less Expenses reduced by the Advisor	(21,084)

Total Net Expenses	287,555

Net Investment Income (Loss)	(110,186)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(160,168)
Change in net unrealized appreciation/depreciation on investments	7,715,503

Net Realized and Unrealized Gains (Losses) on Investments	7,555,335

Change in Net Assets Resulting from Operations	$7,445,149

See accompanying notes to the financial statements.

67

PROFUNDS VP
ProFund VP Technology

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(110,186)	$(117,872)
Net realized gains (losses) on investments	(160,168)	(377,016)
Change in net unrealized appreciation/depreciation on investments	7,715,503	(7,552,863)

Change in net assets resulting from operations	7,445,149	(8,047,751)

Capital Transactions:
Proceeds from shares issued	55,293,256	38,277,448
Value of shares redeemed	(42,739,016)	(58,657,808)

Change in net assets resulting from capital transactions	12,554,240	(20,380,360)

Change in net assets	19,999,389	(28,428,111)
Net Assets:
Beginning of period	7,016,668	35,444,779

End of period	$27,016,057	$7,016,668

Share Transactions:
Issued	4,602,255	2,718,154
Redeemed	(3,569,636)	(4,068,404)

Change in shares	1,032,619	(1,350,250)

See accompanying notes to the financial statements.

68

PROFUNDS VP
ProFund VP Technology

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$9.41	$16.91	$14.77	$14.91	$15.30

Investment Activities:
Net investment income (loss)(a)	(0.08)	(0.11)	(0.16)	(0.16)	(0.19)
Net realized and unrealized gains (losses) on investments	5.86	(7.39)	2.30	1.27	0.40

Total income (loss) from investment activities	5.78	(7.50)	2.14	1.11	0.21

Distributions to Shareholders From:
Net investment income	—	—	—	—	(0.05)
Net realized gains on investments	—	—	—	(1.25)	(0.55)

Total distributions	—	—	—	(1.25)	(0.60)

Net Asset Value, End of Period	$15.19	$9.41	$16.91	$14.77	$14.91

Total Return	61.42%	(44.35)%	14.41%	8.07%	1.22%

Ratios to Average Net Assets:
Gross expenses	1.79%	1.75%	1.72%	1.78%	1.89%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)	(0.64)%	(0.82)%	(1.01)%	(1.07)%	(1.29)%

Supplemental Data:
Net assets, end of period (000’s)	$27,016	$7,017	$35,445	$18,517	$19,716
Portfolio turnover rate(b)	225%	238%	332%	254%	381%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

69

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2009, the Fund had a total return of -32.62%, compared to a total return of –25.33%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2009 the most recent Long Bond issued carried a maturity date of November 15, 2039 and a 4.375% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of –25.33% for the twelve months ended December 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 2.68% on 12/31/08 to 4.63% on 12/31/09. The Long Bond’s total return of –25.33% for the period consisted of 4.07% derived from the yield of the bond and –29.40% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP U.S. Government Plus	5/1/2002	–32.62%	2.95%	4.73%	1.43%	1.38%

30-year U.S. Treasury Bond	5/1/2002	–25.33%	4.53%	6.17%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	–13.17%	5.16%	6.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

70

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	3%
Swap Agreements	50%
U.S. Treasury Obligations	70%

Total Exposure	123%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2009

U.S. Treasury Obligations (70.3%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.375%, 11/15/39	$31,100,000	$29,778,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,748,382)		29,778,250

Repurchase Agreements (28.3%)
Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,455,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,452,215)	2,404,000	2,404,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,454,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,453,639)	2,404,000	2,404,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,435,000 of various U.S. Treasury Securities, 0.12%‡–3.63%, 5/20/10–6/15/12, market value $2,457,051)	2,404,000	2,404,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,428,000 of various U.S. Government Agency Obligations, 2.08% –2.13%, 6/18/12, market value $2,454,334)	2,404,000	2,404,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,402,000 (Collateralized by $2,444,900 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–2/15/12, market value $2,450,092)	2,402,000	2,402,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,018,000)		12,018,000

TOTAL INVESTMENT SECURITIES
(Cost $41,766,382)—98.6%		41,796,250
Net other assets (liabilities)—1.4%		585,955

NET ASSETS—100.0%		$42,382,205

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $2,250,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $1,152,813)	10	$(40,016)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$20,777,750	$(384,448)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	478,750	3,921

See accompanying notes to the financial statements.

71

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
U.S. Treasury Obligations	$–	$29,778,250	$29,778,250
Repurchase Agreements	–	12,018,000	12,018,000

Total Investment Securities	–	41,796,250	41,796,250

Other Financial Instruments^	(40,016)	(380,527)	(420,543)

Total Investments	$(40,016)	$41,415,723	$41,375,707

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

72

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$41,766,382

Securities, at value	29,778,250
Repurchase agreements, at value	12,018,000

Total Investment Securities, at value	41,796,250
Cash	952
Segregated cash balances with brokers for futures contracts	31,775
Interest receivable	176,656
Receivable for capital shares issued	869,493
Unrealized gain on swap agreements	3,921
Prepaid expenses	202

Total Assets	42,879,249

Liabilities:
Payable for capital shares redeemed	13,301
Unrealized loss on swap agreements	384,448
Variation margin on futures contracts	5,313
Advisory fees payable	13,570
Management services fees payable	2,714
Administration fees payable	1,670
Administrative services fees payable	16,329
Distribution fees payable	14,286
Trustee fees payable	130
Transfer agency fees payable	5,036
Fund accounting fees payable	3,339
Compliance services fees payable	754
Other accrued expenses	36,154

Total Liabilities	497,044

Net Assets	$42,382,205

Net Assets consist of:
Capital	$64,894,334
Accumulated net realized gains (losses) on investments	(22,121,454)
Net unrealized appreciation (depreciation) on investments	(390,675)

Net Assets	$42,382,205

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,370,088

Net Asset Value (offering and redemption price per share)	$17.88

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$761,151

Expenses:
Advisory fees	318,190
Management services fees	63,638
Administration fees	26,297
Transfer agency fees	40,715
Administrative services fees	202,104
Distribution fees	159,095
Custody fees	6,943
Fund accounting fees	54,527
Trustee fees	741
Other fees	96,988

Total Gross Expenses before reductions	969,238
Less Expenses reduced by the Advisor	(104,830)

Total Net Expenses	864,408

Net Investment Income (Loss)	(103,257)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,585,350
Net realized gains (losses) on futures contracts	(636,465)
Net realized gains (losses) on swap agreements	(23,398,800)
Change in net unrealized appreciation/depreciation on investments	(11,724,436)

Net Realized and Unrealized Gains (Losses) on Investments	(33,174,351)

Change in Net Assets Resulting from Operations	$(33,277,608)

See accompanying notes to the financial statements.

73

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(103,257)	$1,562,232
Net realized gains (losses) on investments	(21,449,915)	31,295,071
Change in net unrealized appreciation/depreciation on investments	(11,724,436)	8,225,015

Change in net assets resulting from operations	(33,277,608)	41,082,318

Distributions to Shareholders From:
Net investment income	—	(1,562,266)
Return of capital	(30,119)	—
Net realized gains on investments	(24,247,436)	—

Change in net assets resulting from distributions	(24,277,555)	(1,562,266)

Capital Transactions:
Proceeds from shares issued	232,544,751	503,988,232
Dividends reinvested	24,277,555	1,562,266
Value of shares redeemed	(282,368,668)	(514,292,134)

Change in net assets resulting from capital transactions	(25,546,362)	(8,741,636)

Change in net assets	(83,101,525)	30,778,416
Net Assets:
Beginning of period	125,483,730	94,705,314

End of period	$42,382,205	$125,483,730

Accumulated net investment income (loss)	$—	$(34)

Share Transactions:
Issued	9,053,640	15,537,994
Reinvested	1,257,781	46,500
Redeemed	(10,596,545)	(15,879,501)

Change in shares	(285,124)	(295,007)

See accompanying notes to the financial statements.

74

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$47.26	$32.10	$30.20	$32.75	$30.74

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.58	1.06	1.04	0.75
Net realized and unrealized gains (losses) on investments	(14.27)	15.15	1.91	(2.55)	2.01

Total income (loss) from investment activities	(14.32)	15.73	2.97	(1.51)	2.76

Distributions to Shareholders From:
Net investment income	—	(0.57)	(1.07)	(1.04)	(0.75)
Return of capital	(0.01)	—	—	—	—
Net realized gains on investments	(15.05)	—	—	—	—

Total distributions	(15.06)	(0.57)	(1.07)	(1.04)	(0.75)

Net Asset Value, End of Period	$17.88	$47.26	$32.10	$30.20	$32.75

Total Return	(32.62)%	49.73%	10.12%	(4.52)%	9.01%

Ratios to Average Net Assets:
Gross expenses	1.53%	1.45%	1.43%	1.42%	1.59%
Net expenses	1.36%	1.33%	1.33%	1.38%	1.59%
Net investment income (loss)	(0.16)%	1.71%	3.55%	3.45%	2.32%

Supplemental Data:
Net assets, end of period (000’s)	$42,382	$125,484	$94,705	$33,259	$91,463
Portfolio turnover rate(b)	808%	464%	474%	1,308%	1,660%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

75

ProFund VP Rising Rates Opportunity

The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2009, the Fund had a total return of 32.18%, compared to a total return of –25.33%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the inverse of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the inverse of the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S.Treasury. As of December 31, 2009 the most recent Long Bond issued carried a maturity date of November 15, 2039 and a 4.375% coupon.

The most recently issued 30-year U.S.Treasury Bond had a total return of –25.33% for the twelve months ended December 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 2.68% on 12/31/08 to 4.63% on 12/31/09. The Long Bond’s total return of –25.33% for the period consisted of 4.07% derived from the yield of the bond and –29.40% derived from the price change of the bond. Since this Fund is designed to have inverse (opposite) daily correlation to the Long Bond, it was inversely affected by the daily performance of the Long Bond and the factors affecting the Long Bond. Additionally, since this Fund is leveraged, this inverse effect was magnified.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Rising Rates Opportunity from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Rising Rates Opportunity	5/1/2002	32.18%	–4.64%	–7.58%	1.66%	1.66%

30-year U.S. Treasury Bond	5/1/2002	–25.33%	4.53%	6.17%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	–13.17%	5.16%	6.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses. Since the ProFund VP Rising Rates Opportunity is an inverse fund, the yield of the Long Bond is effectively paid out, rather than received.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3  The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.
76

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S.Treasury Bond (“Long Bond”).
Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(7)%
Swap Agreements	(118)%
Options	NM

Total Exposure	(125)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
NM Not meaningful, amount is less than 0.5%.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Repurchase Agreements (98.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,269,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $11,255,738)	$11,035,000	$11,035,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,259,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $11,257,344)	11,035,000	11,035,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $10,623,000 of various U.S. Treasury Securities, 0.12%‡–4.88%, 5/20/10–6/13/18, market value $11,256,989)	11,035,000	11,035,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,215,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $11,257,214)	11,035,000	11,035,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,035,000 (Collateralized by $11,094,765 of various U.S. Treasury Obligations, 0.88%–4.63%, 4/15/10–1/15/12, market value $11,255,769)	11,035,000	11,035,000

TOTAL REPURCHASE AGREEMENTS
(Cost $55,175,000)		55,175,000

Options Purchased(NM)
	Contracts

30-Year U.S. Treasury Bond Call Option, exercise @ 160, expiring 5/21/10	150	1,799

TOTAL OPTIONS PURCHASED
(Cost $2,692)		1,799

TOTAL INVESTMENT SECURITIES
(Cost $55,177,692)—98.9%		55,176,799
Net other assets (liabilities)—1.1%		632,949

NET ASSETS—100.0%		$55,809,748

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $7,420,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.
NM	Not meaningful, amount is less than 0.05%.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $3,689,000)	32	$94,012

See accompanying notes to the financial statements.
77

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Rising Rates Opportunity	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$(65,876,000)	$(517,740)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	(191,500)	(1,578)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$55,175,000	$55,175,000
Options Purchased	–	1,799	1,799

Total Investment Securities	–	55,176,799	55,176,799

Other Financial Instruments^	94,012	(519,318)	(425,306)

Total Investments	$94,012	$54,657,481	$54,751,493

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.
78

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$55,177,692

Securities, at value	1,799
Repurchase agreements, at value	55,175,000

Total Investment Securities, at value	55,176,799
Segregated cash balances with brokers for futures contracts	104,850
Receivable for capital shares issued	1,164,962
Variation margin on futures contracts	17,000
Prepaid expenses	150

Total Assets	56,463,761

Liabilities:
Payable for capital shares redeemed	593
Unrealized loss on swap agreements	519,318
Advisory fees payable	32,716
Management services fees payable	4,362
Administration fees payable	1,928
Administrative services fees payable	22,007
Distribution fees payable	21,647
Trustee fees payable	151
Transfer agency fees payable	5,603
Fund accounting fees payable	3,856
Compliance services fees payable	831
Other accrued expenses	41,001

Total Liabilities	654,013

Net Assets	$55,809,748

Net Assets consist of:
Capital	$120,164,181
Accumulated net realized gains (losses) on investments	(63,928,234)
Net unrealized appreciation (depreciation) on investments	(426,199)

Net Assets	$55,809,748

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,905,808

Net Asset Value (offering and redemption price per share)	$14.29

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$49,350

Expenses:
Advisory fees	401,742
Management services fees	53,565
Administration fees	22,320
Transfer agency fees	34,063
Administrative services fees	154,030
Distribution fees	133,914
Custody fees	5,834
Fund accounting fees	45,748
Trustee fees	732
Compliance services fees	801
Other fees	77,174

Total Gross Expenses before reductions	929,923
Less Expenses reduced by the Advisor	(37,853)

Total Net Expenses	892,070

Net Investment Income (Loss)	(842,720)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,586)
Net realized gains (losses) on futures contracts	(52,658)
Net realized gains (losses) on swap agreements	14,182,139
Change in net unrealized appreciation/depreciation on investments	(1,019,323)

Net Realized and Unrealized Gains (Losses) on Investments	13,104,572

Change in Net Assets Resulting from Operations	$12,261,852

See accompanying notes to the financial statements.
79

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(842,720)	$291,473
Net realized gains (losses) on investments	14,123,895	(27,165,156)
Change in net unrealized appreciation/depreciation on investments	(1,019,323)	3,373,447

Change in net assets resulting from operations	12,261,852	(23,500,236)

Distributions to Shareholders From:
Net investment income	(291,473)	(3,641,751)

Change in net assets resulting from distributions	(291,473)	(3,641,751)

Capital Transactions:
Proceeds from shares issued	197,711,133	236,195,897
Dividends reinvested	291,473	3,641,751
Value of shares redeemed	(190,752,996)	(251,146,625)

Change in net assets resulting from capital transactions	7,249,610	(11,308,977)

Change in net assets	19,219,989	(38,450,964)
Net Assets:
Beginning of period	36,589,759	75,040,723

End of period	$55,809,748	$36,589,759

Accumulated net investment income (loss)	$—	$291,473

Share Transactions:
Issued	14,725,896	13,703,100
Reinvested	21,591	225,356
Redeemed	(14,208,014)	(14,612,839)

Change in shares	539,473	(684,383)

See accompanying notes to the financial statements.
80

PROFUNDS VP
ProFund VP Rising Rates Opportunity

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.87	$18.53	$20.70	$19.13	$20.78

Investment Activities:
Net investment income (loss)(a)	(0.21)	0.08	0.72	0.70	0.27
Net realized and unrealized gains (losses) on investments	3.70	(6.82)	(1.72)	1.26	(1.92)

Total income (loss) from investment activities	3.49	(6.74)	(1.00)	1.96	(1.65)

Distributions to Shareholders From:
Net investment income	(0.07)	(0.92)	(1.17)	(0.39)	—

Net Asset Value, End of Period	$14.29	$10.87	$18.53	$20.70	$19.13

Total Return	32.18%	(37.97)%	(5.20)%	10.15%	(7.89)%

Ratios to Average Net Assets:
Gross expenses	1.73%	1.68%	1.63%	1.64%	1.73%
Net expenses	1.66%	1.63%	1.58%	1.61%	1.73%
Net investment income (loss)	(1.57)%	0.44%	3.47%	3.31%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$55,810	$36,590	$75,041	$130,894	$139,379
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.
81

PROFUNDS VP

Notes to Financial Statements
December 31, 2009

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

82

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of December 31, 2009, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP, other than ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2009, there were no short sale transactions.

83

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2009, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

84

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

85

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of December 31, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
Primary Risk		Assets and	Total	Assets and	Total
Exposure	Fund	Liabilities Location	Fair Value*	Liabilities Location	Fair Value*

Equity Contracts	ProFund VP Asia 30	Variation margin on	$–	Variation margin on	$–
	ProFund VP Europe 30	futures contracts	12,328	futures contracts	–
Interest Rate	ProFund VP U.S.	Securities, at value**,	3,921	Variation margin on	424,464
Contracts	Government Plus	variation margin on		futures contracts
	ProFund VP	futures contracts	95,811	and unrealized loss	519,318
	Rising Rates Opportunity	and unrealized gain		on swap agreements
on swap agreements

*

Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For purchased options, the amounts represent the market value of the investments. For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

**	For options purchased.

86

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The following is the effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2009:
			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Asia 30	Net realized gains (losses)	$81,239	$–
	ProFund VP Europe 30	on futures contracts/change	(2,081)	12,328
		in unrealized appreciation/
		depreciation on investments
Interest Rate Contracts	ProFund VP U.S.	Net realized gains (losses)	(24,035,265)	1,190,705
	Government Plus	on investment securities*,
	ProFund VP Rising	futures contracts and	14,123,895	(1,019,323)
	Rates Opportunity	swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus declares dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

87

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $171,000 ($342,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the year ended December 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets.

88

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Large-Cap Value	$—	$44,503	$97,951	$40,191	$182,645
ProFund VP Large-Cap Growth	—	14,945	93,898	37,001	145,844
ProFund VP Small-Cap Value	4,722	64,946	82,762	51,221	203,651
ProFund VP Small-Cap Growth	—	26,807	79,401	53,212	159,420
ProFund VP Asia 30	—	—	106,690	30,209	136,899
ProFund VP Europe 30	—	—	36,510	44,684	81,194
ProFund VP Financials	17,543	35,692	55,521	31,388	140,144
ProFund VP Health Care	—	21,944	51,152	12,394	85,490
ProFund VP Technology	12,383	10,184	18,478	16,116	57,161
ProFund VP U.S. Government Plus	—	36,984	173,433	25,823	236,240
ProFund VP Rising Rates Opportunity	—	—	36,185	24,122	60,307

4.	Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

	Purchases	Sales

ProFund VP Large-Cap Value	$67,399,084	$76,178,864
ProFund VP Large-Cap Growth	86,380,587	75,267,080
ProFund VP Small-Cap Value	80,220,963	79,223,236
ProFund VP Small-Cap Growth	105,667,516	98,310,351
ProFund VP Asia 30	189,367,067	159,028,759
ProFund VP Europe 30	86,300,961	64,568,506
ProFund VP Financials	61,541,030	61,142,654
ProFund VP Health Care	38,033,366	36,867,848
ProFund VP Technology	50,737,370	38,930,663

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

	Purchases	Sales

ProFund VP U.S. Government Plus	$163,921,334	$176,755,232

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

89

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

90

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

6.	Federal Income Tax Information

As of the tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Large-Cap Value	$—	$—	$—	$—	$—	$4,655,898	$3,158,651	$7,814,549
ProFund VP Large-Cap Growth	—	—	—	—	—	9,201,903	502,193	9,704,096
ProFund VP Small-Cap Value	—	—	—	—	—	8,197,734	3,907,712	12,105,446
ProFund VP Small-Cap Growth	—	—	—	—	—	—	2,173,042	2,173,042
ProFund VP Asia 30	—	—	—	—	—	—	660,774	660,774
ProFund VP Europe 30	—	—	—	—	—	—	3,481,257	3,481,257
ProFund VP Financials	—	—	—	—	—	6,088,475	3,025,224	9,113,699
ProFund VP Health Care	96,603	545,130	231,706	—	—	3,312,213	2,837,758	7,023,410
ProFund VP Technology	—	—	—	635,501	—	2,121,701	—	2,757,202
ProFund VP U.S. Government Plus	—	—	—	—	—	—	20,818,539	20,818,539
ProFund VP Rising Rates Opportunity	—	8,365,460	22,965,205	—	5,366,257	27,138,193	—	63,835,115

As of the tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	Total

ProFund VP Europe 30	$6,933,404	$3,450,241	$3,425,937	$—	$13,809,582
ProFund VP Financials	578,912	945,462	—	—	1,524,374
ProFund VP Health Care	1,584,064	680,216	—	—	2,264,280
ProFund VP Technology	2,609,011	186,109	3,182,798	1,074,176	7,052,094

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Large-Cap Value	$728,606	$—	$728,606	$—	$728,606
ProFund VP Small-Cap Value	81,880	—	81,880	—	81,880
ProFund VP Small-Cap Growth	—	1,017,559	1,017,559	—	1,017,559
ProFund VP Asia 30	869,798	11,623,305	12,493,103	—	12,493,103
ProFund VP Europe 30	1,427,460	—	1,427,460	—	1,427,460
ProFund VP Financials	487,543	—	487,543	—	487,543
ProFund VP Health Care	110,530	—	110,530	—	110,530
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Rising Rates Opportunity	291,473	—	291,473	—	291,473

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Large-Cap Value	$2,268,224	$5,323,273	$7,591,497
ProFund VP Large-Cap Growth	922,666	92,786	1,015,452
ProFund VP Small-Cap Value	—	3,171,170	3,171,170
ProFund VP Small-Cap Growth	—	633,201	633,201
ProFund VP Asia 30	8,396,296	2,024,237	10,420,533
ProFund VP Europe 30	3,563,363	6,878,092	10,441,455
ProFund VP Financials	353,453	—	353,453
ProFund VP Health Care	130,707	—	130,707
ProFund VP U.S. Government Plus	1,693,910	—	1,693,910
ProFund VP Rising Rates Opportunity	3,641,751	—	3,641,751

91

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

As of the tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Large-Cap Value	$379,799	$—	$—	$(7,814,549)	$(5,335,784)	$(12,770,534)
ProFund VP Large-Cap Growth	25,501	—	—	(9,704,096)	5,257,823	(4,420,772)
ProFund VP Small-Cap Value	52,497	—	—	(12,105,446)	(2,530,945)	(14,583,894)
ProFund VP Small-Cap Growth	—	—	—	(2,173,042)	2,498,966	325,924
ProFund VP Asia 30	72,405	—	—	(660,774)	28,245,230	27,656,861
ProFund VP Europe 30	652,355	—	—	(17,290,839)	4,541,018	(12,097,466)
ProFund VP Financials	88,722	—	—	(10,638,073)	(4,317,073)	(14,866,424)
ProFund VP Health Care	89,402	—	—	(9,287,690)	3,242,264	(5,956,024)
ProFund VP Technology	—	—	—	(9,809,296)	5,096,628	(4,712,668)
ProFund VP U.S. Government Plus	—	—	—	(20,818,539)	(1,693,590)	(22,512,129)
ProFund VP Rising Rates Opportunity	—	—	—	(63,835,115)	(519,318)	(64,354,433)

At December 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Tax	Tax	Net Unrealized
				Unrealized	Unrealized	Appreciation
			Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Large-Cap Value			$34,941,059	$6,537,602	$(11,873,386)	$(5,335,784)
ProFund VP Large-Cap Growth			38,987,161	11,587,173	(6,329,350)	5,257,823
ProFund VP Small-Cap Value			23,805,464	5,587,445	(8,118,390)	(2,530,945)
ProFund VP Small-Cap Growth			37,753,330	10,058,030	(7,559,064)	2,498,966
ProFund VP Asia 30			89,260,481	47,032,302	(18,787,072)	28,245,230
ProFund VP Europe 30			57,745,727	16,138,590	(11,597,572)	4,541,018
ProFund VP Financials			31,765,245	10,762,965	(15,080,038)	(4,317,073)
ProFund VP Health Care			25,100,212	7,881,395	(4,639,131)	3,242,264
ProFund VP Technology			21,135,575	9,649,252	(4,552,624)	5,096,628
ProFund VP U.S. Government Plus			43,109,313	29,867	(1,342,930)	(1,313,063)
ProFund VP Rising Rates Opportunity			55,177,692	—	—	—

92

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP Financials, ProFund VP Health Care, ProFund VP Technology, ProFund VP U.S. Government Plus and ProFund VP Rising Rates Opportunity (eleven of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “ financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2010

93

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Large-Cap Value	100.00%
ProFund VP Small-Cap Value	100.00%
ProFund VP Europe 30	15.90%
ProFund VP Financials	100.00%
ProFund VP Health Care	100.00%

For the fiscal year ended December 31, 2009, the amount of long-term capital gain designated by the Funds were as follows:

Long-Term
Capital Gain

ProFund VP Small-Cap Growth	$1,017,558
ProFund VP Asia 30	11,623,305
ProFund VP U.S. Government Plus	704,434

For the fiscal year ended December 31, 2009, the amount of short-term capital gain designated by the Funds were as follows:

Short-Term
Capital Gain

ProFund VP U.S. Government Plus	$23,543,002

94

PROFUNDS VP

Board Approval of Investment Advisory Agreement
December 31, 2009
(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to its deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

95

PROFUNDS VP

Board Approval of Investment Advisory Agreement (continued)
December 31, 2009
(unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2009.The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

96

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2009 and held for the entire period from July 1, 2009 through December 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Large-Cap Value	$1,000.00	$1,219.70	$9.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,215.50	9.38	1.68%
ProFund VP Small-Cap Value	1,000.00	1,241.30	9.49	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,227.90	9.43	1.68%
ProFund VP Asia 30	1,000.00	1,200.60	9.37	1.69%
ProFund VP Europe 30	1,000.00	1,235.20	9.47	1.68%
ProFund VP Financials	1,000.00	1,215.40	9.38	1.68%
ProFund VP Health Care	1,000.00	1,181.10	9.24	1.68%
ProFund VP Technology	1,000.00	1,287.30	9.69	1.68%
ProFund VP U.S. Government Plus	1,000.00	951.70	6.79	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,004.80	8.49	1.68%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Large-Cap Value	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.69	8.59	1.69%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Health Care	1,000.00	1,016.74	8.54	1.68%
ProFund VP Technology	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.74	8.54	1.68%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

97

PROFUNDS VP

Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		to present	Managing Director (May 2007	Trust (3);
Suite 1000			to present); Directorship	ProShares
Bethesda, MD 20814			Search Group, Inc. (Executive	Trust (78)
Birth Date: 7/57			Recruitment): President
(May 2004 to May 2007).

Michael C. Wachs	Trustee	Indefinite;	Spring Mill Capital	ProFunds (112);	AMC
c/o ProFunds		October 1997	Management, LLC	Access One	Delancey
7501 Wisconsin Avenue,		to present	(Commercial Real Estate	Trust (3);	Group, Inc.
Suite 1000			Investment): Principal	ProShares
Bethesda, MD 20814			(August 2009 to Present);	Trust (78)
Birth Date: 10/61			AMC Delancey Group, Inc.
(Real Estate Development):
Executive Vice President
(January 2001 to August 2009).
Interested Trustee
Michael L. Sapir**	Trustee and	Indefinite;	Chief Executive Officer	ProFunds (112);	None
7501 Wisconsin Avenue,	Chairman	April 1997	of the Advisor (April 1997	Access One
Suite 1000	of the Board	to present	to present); ProShare	Trust (3);
Bethesda, MD 20814			Advisors LLC (November 2005	ProShares
Birth Date: 5/58			to present); ProShare	Trust (78)
Capital Management LLC
(June 2008 to present).

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to present);
Birth Date: 8/62			ProShare Capital Management
LLC (June 2008 to present).

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief Compliance
7501 Wisconsin Avenue,	Officer	September 2004 to present	Officer of the Advisor
Suite 1000			(October 2002 to present);
Bethesda, MD 20814			Counsel and Chief Compliance
Birth Date: 10/58			Officer of ProShare Advisors
LLC (December 2004 to
present); Chief Compliance Officer
of the Distributor (March 2008
to April 2009).

98

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy R. Doberman	Chief Legal Officer	Indefinite;	General Counsel of the Advisor
7501 Wisconsin Avenue,	and Secretary	June 2009 to present	and ProShare Capital
Suite 1000			Management LLC (April 2009 to
Bethesda, MD 20814			present); Managing Director
Birth Date: 3/62			Morgan Stanley Investment
Management (July 2004 to
April 2009).
Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of Regulatory
100 Summer Street,		December 2008 to present	Administration, Citi Fund
Boston, MA 02110			Services Ohio, Inc.
Birth Date: 9/70			(September 2008 to present);
Senior Counsel, MetLife, Inc.
(October 2004 to
September 2008).
Christopher E. Sabato	Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		September 2009 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc., since 2006
Birth Date: 12/68			and had been employed by Citi
Fund Services Ohio, Inc. in
various other roles since 1993.
Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		March 2006 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc.
Birth Date: 11/63			(September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

99

This Page Intentionally Left Blank

P.O. Box 182800
Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’ website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/09

CLASSIC PROFUNDS VP Small-Cap Value Japan ULTRA PROFUND VP UltraMid-Cap SECTOR PROFUND VP Oil & Gas
DECEMBER 31, 2009
Annual Report

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements
1	ProFund VP Small-Cap Value
10	ProFund VP Japan
16	ProFund VP UltraMid-Cap
26	ProFund VP Oil & Gas

32	Notes to Financial Statements

42	Report of Independent Registered Public Accounting Firm

43	Additional Tax Information

44	Board Approval of Investment Advisory Agreement

46	Expense Examples

47	Trustees and Officers

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2009.

Stocks finished strong after weak start

This year produced strong returns in most asset classes, but only after the dramatic decline in U.S. stock prices reversed direction in March 2009. Large-cap and mid-cap stocks rose 26.47% and 37.37%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 27.16%1. At the same time, stock market volatility declined during the period, as measured by the CBOE VIX, a well-known volatility index, reaching lows during the fourth quarter not seen since the deepening of the financial crisis in late August 2008. The VIX ended the year at 21.68, near the low for the year.

Most U.S. sectors rose during the period, but performance varied widely. Leading sectors included internet, semiconductors, basic materials and technology sectors, all rising over 60%. Financials, telecommunications, oil and gas and pharmaceuticals rose as well, but less than the overall market. Biotech and utilities also showed smaller gains.

International stocks rose for the year. Developed markets outside the U.S. and Canada rose 31.78%, as measured by the MSCI EAFE® Index. Emerging markets gained as well, rising 65.16%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar decline

U.S. Bonds declined in price during the period, with the Long Bond declining 25.33% and the 10-year Treasury declining 10.18%, as measured by the Ryan Labs 30- and 10- Year Bond Indexes. The dollar declined 4.00% during the year against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

1All investment performance index figures above reflect total return performance. You may not invest directly in an index.
i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2009:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

ii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Market Conditions Affecting Benchmark and Fund Performance – All ProFunds VP

General Factors Affecting Benchmark and Fund Performance:

Fifty (50) ProFunds VP were in existence for the entire period covered by this annual report. Below we review general economic factors and market events, as well as index performance, for the entire year of 2009.

Economy:

The economic environment continued to deteriorate at the onset of 2009. However, according to gross domestic product (GDP) data, the severe recession endured by the U.S. ended sometime during the second or third quarter when key components such as housing, retail sales, exports, and factory shipments stabilized. Overall, real GDP was down –2.4% in 2009.

The unemployment rate increased steadily throughout the year to 10% in December. Over the past twelve months the Consumer Price Index for All Urban Consumers rose 2.7%. The larger increase this year was primarily due to the energy index component, which rose 18.2% after falling 21.3% in 2008. Single family home sales rose 5%, helped by government support, but the single-family home median price was down 11.9% from 2008. Distressed homes accounted for 36% of total sales last year.

The Federal Reserve implemented a number of emergency lending programs designed to support the liquidity of financial institutions and foster improved conditions in financial markets. The U.S. Government sold a record $2.1 trillion of debt to help fund stimulus programs and bailouts. The Federal Open Market Committee maintained the target range for the federal funds rate at 0.00% to 0.25% throughout the year. The Treasury took several key steps during the second quarter to assist the domestic automotive industry in becoming financially viable, but both Chrysler and General Motors filed for bankruptcy protection.

The Troubled Asset Relief Program (TARP), put in place in 2008 to address the subprime mortgage crisis, saw the first repayments at the end of the first quarter 2009. Throughout the rest of the year major banking organizations raised substantial amounts of new common equity in public markets and took other steps to improve their capital bases and this allowed them to repay TARP loans. On a cumulative basis, financial institutions repaid during the year about $162 billion of capital.

Credit markets benefited from Government intervention. High yield, corporate bonds, and junk bonds surged in 2009 as investors looked toward riskier assets. U.S. Treasuries, however, sagged due to the reversal of the “flight to quality” that occurred in 2008. The most recently issued 30-year U.S. Treasury Bond fell 25.33% in 2009, as measured by the Ryan Labs 30 Year Treasury Index.

Precious metals delivered a strong performance during the period. Gold was up 25.04%, its ninth year of positive performance. The U.S. Dollar extended losses, weakening –2.49% against the Euro, –9.70% and against the Pound, and –13.59% against the Canadian Dollar. It strengthened 2.63% against the Japanese Yen.

Index Performance2:

For the one year period ending December 31, 2009, the U.S. equity market posted positive returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was up +26.47% for the period. The S&P MidCap 400 Index was up +37.37%, the Dow Jones Industrial Average increased +22.70%, the Russell 2000 Index increased +27.16%, and the NASDAQ-100 Index was up +54.63% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Banks had a negative performance in 2009, posting a return of –1.02%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Internet (+80.28%), Semiconductors (+66.98%), Basic Materials (+65.51%), and Technology (+64.48%). Sectors substantially underperforming the broad market were Banks (–1.02%), Biotechnology (+5.13%), Telecommunications (+9.86%), and Utilities (+12.58%). The remaining sectors posted less dramatic returns. Outperforming the S&P 500 Index were Precious Metals (+37.58%), Consumer Services (+33.68%), and Real Estate (+30.81%). Underperforming the S&P 500 Index were Financials (+17.11%), Oil & Gas (+17.26%), Pharmaceuticals (+19.09%), Health Care (+21.71%), Consumer Goods (+23.86%) and Industrials (+26.07%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value throughout the capitalization spectrum: Small-Cap Growth +28.34% versus Small-Cap Value +22.85%; Mid-Cap Growth +41.22% versus Mid-Cap Value +33.75%; and Large-Cap Growth +31.58% versus Large-Cap Value +21.19%.

International equity markets posted positive returns generally outperformed the broad U.S. market indexes. In Asia, Japan’s Nikkei 225 Stock Average was up +18.37% in U.S. Dollar terms (+21.05% in yen terms). The ProFunds Asia 30 Index increased +55.78%. The Bank of New York Mellon’s Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +65.16%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +31.78%, assuming net dividends reinvested. The ProFund Europe 30 Index was up +29.50%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned –25.33%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was down –4.00% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

iii

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 Index for the year 2009 was 27.27%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Pharmaceuticals Index. The volatility of each index is shown below.

Underlying Index	One Year Return[5]	Index Volatility

Dow Jones U.S. Banks Index	–1.02%	79.51%
Dow Jones U.S. Real Estate Index	30.81%	65.33%
Dow Jones Precious Metals Index	37.58%	46.44%
Dow Jones U.S. Financials Index	17.11%	59.78%
Bank of New York Mellon Emerging Markets 50 ADR Index	65.16%	37.58%
ProFunds Asia 30 Index	55.78%	39.56%
Dow Jones U.S. Basic Materials Index	65.51%	40.79%
Dow Jones U.S. Oil & Gas Index	17.26%	33.73%
Dow Jones U.S. Semiconductors Index	66.98%	36.93%
Russell 2000 Index	27.16%	36.22%
S&P SmallCap 600/Citigroup Value Index	22.85%	38.37%
Dow Jones Internet Composite Index	80.28%	31.33%
ProFunds Europe 30 Index	29.50%	33.02%
Nikkei 225 Stock Average[6]	18.37%	27.86%
S&P MidCap 400/Citigroup Value Index	33.75%	34.60%
Dow Jones U.S. Telecommunications Index	9.86%	25.09%
S&P 500/Citigroup Value Index	21.19%	31.02%
S&P MidCap 400 Index	37.37%	32.38%
NASDAQ-100 Index	54.63%	26.46%
S&P MidCap 400/Citigroup Growth Index	41.22%	30.54%
Dow Jones U.S. Technology Index	64.48%	28.07%
S&P 500 Index	26.47%	27.27%
Dow Jones U.S. Industrials Index	26.07%	32.61%
S&P SmallCap 600/Citigroup Growth Index	28.34%	32.29%
Dow Jones U.S. Consumer Services Index	33.68%	26.27%
S&P 500/Citigroup Growth Index	31.58%	24.62%
Dow Jones U.S. Utilities Index	12.58%	21.34%
Dow Jones Industrial Average	22.70%	24.20%
MSCI EAFE Index	31.78%	24.33%
Dow Jones U.S. Biotechnology Index	5.13%	22.73%
Dow Jones U.S. Pharmaceuticals Index	19.09%	19.81%
Dow Jones U.S. Health Care Index	21.71%	20.07%
Dow Jones U.S. Consumer Goods Index	23.86%	19.23%
U.S. Dollar Index	–4.00%	10.95%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 0.39% at the beginning of the year, dropping to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one- times this rate plus a spread, while each Short, and UltraShort ProFunds VP essentially receives two and three-times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures.These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]
The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index). Performances are total return except for the ProFunds Europe 30 Index, ProFunds Asia 30 Index, and the U.S. Dollar Index.

[6]	U.S. Dollar terms

iv

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2009, the Fund had a total return of 20.40%, compared to a total return of 22.85%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were World Fuel Services Corp (+44.81%), Casey’s General Stores Inc (+40.14%), and EMCOR Group Inc (+19.93%), while the bottom three performers in this group were Piedmont Natural Gas Co Inc (–15.54%), New Jersey Resources Corp (–4.96%), and ProAssurance Corp (+1.76%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Value	5/1/2002	20.40%	–1.11%	1.21%	1.91%	1.68%

S&P SmallCap 600/Citigroup Value Index[3]	5/1/2002	22.85%	0.86%	3.92%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	1.0%
EMCOR Group, Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.8%
World Fuel Services Corp.	0.8%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	23%
Consumer Cyclical	16%
Consumer Non-Cyclical	15%
Utilities	7%
Technology	6%
Basic Materials	4%
Communications	3%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks (99.9%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	1,710	$23,410
AAR Corp.* (Aerospace/Defense)	4,104	94,310
ABM Industries, Inc. (Commercial Services)	4,959	102,453
Actel Corp.* (Semiconductors)	1,539	18,283
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,182	133,082
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,617	164,550
Adaptec, Inc.* (Telecommunications)	12,825	42,964
Administaff, Inc. (Commercial Services)	1,197	28,237
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,223	33,523
Agilysys, Inc. (Computers)	2,223	20,229
Albany International Corp.—Class A (Machinery-Diversified)	2,907	65,291
ALLETE, Inc. (Electric)	3,249	106,177
Alliance One International, Inc.* (Agriculture)	9,576	46,731
American Physicians Capital, Inc. (Insurance)	1,026	31,108
American Public Education, Inc.* (Commercial Services)	1,026	35,253
American Science & Engineering, Inc. (Electronics)	513	38,906
American States Water Co. (Water)	1,026	36,331
American Vanguard Corp. (Chemicals)	2,223	18,451
AMERIGROUP Corp.* (Healthcare-Services)	5,472	147,525
Amerisafe, Inc.* (Insurance)	2,052	36,874
AMN Healthcare Services, Inc.* (Commercial Services)	3,420	30,985
AmSurg Corp.* (Healthcare-Services)	1,539	33,889
Analogic Corp. (Electronics)	855	32,926
Anixter International, Inc.* (Telecommunications)	1,539	72,487
Apogee Enterprises, Inc. (Building Materials)	3,078	43,092
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,933	86,801
Applied Signal Technology, Inc. (Telecommunications)	684	13,194
Arch Chemicals, Inc. (Chemicals)	2,736	84,488
Arctic Cat, Inc.* (Leisure Time)	1,368	12,531
Arkansas Best Corp. (Transportation)	2,736	80,520
ArQule, Inc.* (Biotechnology)	1,539	5,679
Arris Group, Inc.* (Telecommunications)	6,669	76,227
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,052	55,281
ATC Technology Corp.* (Auto Parts & Equipment)	1,197	28,548
ATMI, Inc.* (Semiconductors)	1,539	28,656
Audiovox Corp.—Class A* (Telecommunications)	2,052	14,549
Avid Technology, Inc.* (Software)	3,078	39,275
Avista Corp. (Electric)	5,814	125,524
Badger Meter, Inc. (Electronics)	684	27,237
Bank Mutual Corp. (Banks)	4,959	34,316
Bank of the Ozarks, Inc. (Banks)	513	15,016
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,617	78,027
Basic Energy Services, Inc.* (Oil & Gas Services)	2,394	21,307
Bel Fuse, Inc.—Class B (Electronics)	1,197	25,724
Belden, Inc. (Electrical Components & Equipment)	2,565	56,225
Benchmark Electronics, Inc.* (Electronics)	6,840	129,344
BioMed Realty Trust, Inc. (REIT)	5,643	89,047
Black Box Corp. (Telecommunications)	1,881	53,308
Blyth, Inc. (Household Products/Wares)	684	23,064
Boston Private Financial Holdings, Inc. (Banks)	7,011	40,453
Bowne & Co., Inc. (Commercial Services)	4,275	28,557
Brady Corp.—Class A (Electronics)	2,736	82,107
Briggs & Stratton Corp. (Machinery-Diversified)	5,301	99,182
Brightpoint, Inc.* (Distribution/Wholesale)	7,011	51,531
Bristow Group, Inc.* (Transportation)	3,762	144,649
Brookline Bancorp, Inc. (Savings & Loans)	3,762	37,281
Brooks Automation, Inc.* (Semiconductors)	3,591	30,811
Brown Shoe Co., Inc. (Retail)	4,617	45,570
Brunswick Corp. (Leisure Time)	9,405	119,538
Brush Engineered Materials, Inc.* (Mining)	1,026	19,022
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,052	20,028
Cabela’s, Inc.* (Retail)	4,275	60,961
Cabot Microelectronics Corp.* (Chemicals)	1,539	50,725
CACI International, Inc.—Class A* (Computers)	3,249	158,714
Calgon Carbon Corp.* (Environmental Control)	2,565	35,653
Callaway Golf Co. (Leisure Time)	6,840	51,574
Cambrex Corp.* (Biotechnology)	3,078	17,175
Carter’s, Inc.* (Apparel)	2,565	67,331
Cascade Corp. (Machinery-Diversified)	1,026	28,205
Casey’s General Stores, Inc. (Retail)	5,472	174,666
CDI Corp. (Commercial Services)	1,368	17,716
Cedar Shopping Centers, Inc. (REIT)	4,788	32,558

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Centene Corp.* (Healthcare-Services)	4,617	$97,742
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,353	73,089
Central Vermont Public Service Corp. (Electric)	1,197	24,898
Century Aluminum Co.* (Mining)	6,156	99,666
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,736	52,559
CH Energy Group, Inc. (Electric)	1,710	72,709
Checkpoint Systems, Inc.* (Electronics)	4,104	62,586
Chemed Corp. (Commercial Services)	1,026	49,217
Christopher & Banks Corp. (Retail)	3,933	29,969
Ciber, Inc.* (Computers)	7,524	25,958
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,026	25,835
City Holding Co. (Banks)	1,026	33,171
CKE Restaurants, Inc. (Retail)	5,985	50,633
Clarcor, Inc. (Miscellaneous Manufacturing)	2,907	94,303
Clearwater Paper Corp.* (Forest Products & Paper)	1,197	65,799
Cognex Corp. (Machinery-Diversified)	1,881	33,331
Cohu, Inc. (Semiconductors)	2,565	35,782
Colonial Properties Trust (REIT)	7,011	82,239
Columbia Banking System, Inc. (Banks)	3,078	49,802
Comfort Systems USA, Inc. (Building Materials)	4,104	50,643
Community Bank System, Inc. (Banks)	3,420	66,040
Comtech Telecommunications Corp.* (Telecommunications)	3,078	107,884
CONMED Corp.* (Healthcare-Products)	3,078	70,178
Consolidated Graphics, Inc.* (Commercial Services)	513	17,965
Cross Country Healthcare, Inc.* (Commercial Services)	3,249	32,198
CryoLife, Inc.* (Biotechnology)	1,881	12,076
CTS Corp. (Electronics)	3,591	34,545
Cubic Corp. (Electronics)	855	31,892
Curtiss-Wright Corp. (Aerospace/Defense)	2,565	80,336
Daktronics, Inc. (Electronics)	1,368	12,599
Delphi Financial Group, Inc.—Class A (Insurance)	2,394	53,554
Deltic Timber Corp. (Forest Products & Paper)	684	31,587
Diamond Foods, Inc. (Food)	1,026	36,464
Digi International, Inc.* (Software)	2,565	23,393
Dime Community Bancshares, Inc. (Savings & Loans)	1,710	20,041
DineEquity, Inc.* (Retail)	684	16,614
Drew Industries, Inc.* (Building Materials)	2,052	42,374
DSP Group, Inc.* (Semiconductors)	1,368	7,702
Dycom Industries, Inc.* (Engineering & Construction)	4,104	32,955
E.W. Scripps Co.* (Media)	3,078	21,423
Eagle Materials, Inc.—Class A (Building Materials)	2,736	71,273
East West Bancorp, Inc. (Banks)	9,747	154,003
EastGroup Properties, Inc. (REIT)	1,197	45,821
El Paso Electric Co.* (Electric)	2,565	52,018
Electro Scientific Industries, Inc.* (Electronics)	2,907	31,454
EMCOR Group, Inc.* (Engineering & Construction)	7,011	188,596
Emergent Biosolutions, Inc.* (Biotechnology)	1,026	13,943
Employers Holdings, Inc. (Insurance)	4,788	73,448
EMS Technologies, Inc.* (Telecommunications)	1,710	24,795
Encore Wire Corp. (Electrical Components & Equipment)	2,052	43,236
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,223	58,709
Entertainment Properties Trust (REIT)	2,223	78,405
EPIQ Systems, Inc.* (Software)	1,197	16,746
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,368	49,043
Esterline Technologies Corp.* (Aerospace/Defense)	3,249	132,462
Ethan Allen Interiors, Inc. (Home Furnishings)	2,736	36,717
Exar Corp.* (Semiconductors)	2,394	17,021
Extra Space Storage, Inc. (REIT)	5,814	67,152
EZCORP, Inc.—Class A* (Retail)	2,223	38,258
FEI Co.* (Electronics)	1,368	31,956
Financial Federal Corp. (Diversified Financial Services)	1,368	37,620
First BanCorp (Banks)	8,037	18,485
First Commonwealth Financial Corp. (Banks)	8,037	37,372
First Financial Bancorp (Banks)	2,565	37,346
First Financial Bankshares, Inc. (Banks)	1,026	55,640
First Midwest Bancorp, Inc. (Banks)	5,814	63,314
Franklin Street Properties Corp. (REIT)	7,182	104,929
Fred’s, Inc. (Retail)	4,275	43,605
Fuller (H.B.) Co. (Chemicals)	3,249	73,915
G & K Services, Inc. (Textiles)	2,052	51,567
General Communication, Inc.—Class A* (Telecommunications)	4,788	30,547
Genesco, Inc.* (Retail)	1,197	32,870
Gentiva Health Services, Inc.* (Healthcare-Services)	3,078	83,137
Gerber Scientific, Inc.* (Machinery-Diversified)	2,736	13,817
Gibraltar Industries, Inc.* (Iron/Steel)	3,249	51,107
Glacier Bancorp, Inc. (Banks)	6,669	91,499
Greatbatch, Inc.* (Electrical Components & Equipment)	855	16,442
Greenhill & Co., Inc. (Diversified Financial Services)	1,026	82,326
Griffon Corp.* (Miscellaneous Manufacturing)	4,788	58,509
Group 1 Automotive, Inc.* (Retail)	2,565	72,718
Haemonetics Corp.* (Healthcare-Products)	1,026	56,584
Hancock Holding Co. (Banks)	1,368	59,905
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,420	47,299
Hanmi Financial Corp.* (Banks)	5,472	6,566
Harmonic, Inc.* (Telecommunications)	10,260	64,946
Haverty Furniture Cos., Inc. (Retail)	2,052	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	6,498	42,367
Healthcare Realty Trust, Inc. (REIT)	3,762	80,733
Healthcare Services Group, Inc. (Commercial Services)	1,881	40,366
HealthSpring, Inc.* (Healthcare-Services)	5,301	93,351
Heartland Express, Inc. (Transportation)	2,736	41,779
Heartland Payment Systems, Inc. (Commercial Services)	3,933	51,640
Helen of Troy, Ltd.* (Household Products/Wares)	3,249	79,471
Hillenbrand, Inc. (Commercial Services)	3,591	67,654
Holly Corp. (Oil & Gas)	2,052	52,593
Home Bancshares, Inc. (Banks)	1,197	28,812
Home Properties, Inc. (REIT)	1,710	81,584
Hot Topic, Inc.* (Retail)	4,788	30,452
Hub Group, Inc.—Class A* (Transportation)	2,223	59,643
Hutchinson Technology, Inc.* (Computers)	2,565	26,317
ICU Medical, Inc.* (Healthcare-Products)	684	24,925
Independent Bank Corp./MA (Banks)	2,223	46,438
Infinity Property & Casualty Corp. (Insurance)	1,539	62,545
InfoSpace, Inc.* (Internet)	3,762	32,240
Inland Real Estate Corp. (REIT)	7,524	61,321
Insight Enterprises, Inc.* (Retail)	4,959	56,632
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,104	93,243
Integral Systems, Inc.* (Computers)	1,026	8,885
Interface, Inc.—Class A (Office Furnishings)	5,985	49,735
Intermec, Inc.* (Machinery-Diversified)	5,301	68,171
Invacare Corp. (Healthcare-Products)	3,420	85,295
inVentiv Health, Inc.* (Advertising)	1,881	30,416
Investment Technology Group, Inc.* (Diversified Financial Services)	1,710	33,687
ION Geophysical Corp.* (Oil & Gas Services)	4,959	29,357
Iowa Telecommunications Services, Inc. (Telecommunications)	1,881	31,526

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

J & J Snack Foods Corp. (Food)	684	$27,333
Jack in the Box, Inc.* (Retail)	6,156	121,089
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,907	35,233
Jo-Ann Stores, Inc.* (Retail)	1,026	37,182
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,197	20,361
K-Swiss, Inc.—Class A* (Apparel)	2,907	28,896
Kaman Corp. (Aerospace/Defense)	2,736	63,174
Kaydon Corp. (Metal Fabricate/Hardware)	1,368	48,920
Keithley Instruments, Inc. (Electronics)	855	3,976
Kelly Services, Inc.—Class A* (Commercial Services)	2,907	34,681
Kendle International, Inc.* (Commercial Services)	1,539	28,179
Kid Brands, Inc.* (Household Products/Wares)	1,026	4,494
Kilroy Realty Corp. (REIT)	2,565	78,669
Kite Realty Group Trust (REIT)	6,669	27,143
Knight Transportation, Inc. (Transportation)	2,565	49,479
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,933	21,199
La-Z-Boy, Inc.* (Home Furnishings)	2,907	27,704
LaBranche & Co., Inc.* (Diversified Financial Services)	5,643	16,026
Laclede Group, Inc. (Gas)	2,394	80,845
Lance, Inc. (Food)	1,539	40,476
Landauer, Inc. (Commercial Services)	513	31,498
Landry’s Restaurants, Inc.* (Retail)	855	18,203
LaSalle Hotel Properties (REIT)	2,565	54,455
Lawson Products, Inc. (Metal Fabricate/Hardware)	513	9,054
LCA-Vision, Inc.* (Healthcare-Products)	2,052	10,506
Lexington Realty Trust (REIT)	10,944	66,540
Lindsay Manufacturing Co. (Machinery-Diversified)	684	27,257
Lithia Motors, Inc.—Class A* (Retail)	2,223	18,273
Littelfuse, Inc.* (Electrical Components & Equipment)	684	21,991
Live Nation, Inc.* (Commercial Services)	8,892	75,671
Liz Claiborne, Inc.* (Apparel)	10,089	56,801
LoJack Corp.* (Electronics)	1,881	7,599
LTC Properties, Inc. (REIT)	1,368	36,594
Lydall, Inc.* (Miscellaneous Manufacturing)	1,881	9,800
M/I Schottenstein Homes, Inc.* (Home Builders)	2,052	21,320
Magellan Health Services, Inc.* (Healthcare-Services)	3,762	153,226
MagneTek, Inc.* (Electrical Components & Equipment)	3,249	5,003
Maidenform Brands, Inc.* (Apparel)	855	14,270
Mannatech, Inc. (Pharmaceuticals)	1,710	5,335
Marcus Corp. (Lodging)	2,223	28,499
MarineMax, Inc.* (Retail)	2,223	20,429
Martek Biosciences Corp.* (Biotechnology)	3,591	68,014
Matrix Service Co.* (Oil & Gas Services)	2,736	29,138
MedCath Corp.* (Healthcare-Services)	1,881	14,879
Meridian Bioscience, Inc. (Healthcare-Products)	1,881	40,536
Merit Medical Systems, Inc.* (Healthcare-Products)	1,197	23,090
Meritage Homes Corp.* (Home Builders)	3,420	66,109
Methode Electronics, Inc. (Electronics)	2,565	22,264
Micrel, Inc. (Semiconductors)	2,223	18,229
Microsemi Corp.* (Semiconductors)	5,130	91,057
Mid-America Apartment Communities, Inc. (REIT)	1,368	66,047
Midas, Inc.* (Commercial Services)	1,026	8,670
MKS Instruments, Inc.* (Semiconductors)	5,301	92,290
Mobile Mini, Inc.* (Storage/Warehousing)	1,197	16,866
Molina Healthcare, Inc.* (Healthcare-Services)	1,368	31,286
Monarch Casino & Resort, Inc.* (Lodging)	1,197	9,696
Moog, Inc.—Class A* (Aerospace/Defense)	4,788	139,953
Movado Group, Inc. (Retail)	1,881	18,283
MTS Systems Corp. (Computers)	1,026	29,487
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,104	101,943
Multimedia Games, Inc.* (Leisure Time)	1,197	7,194
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	513	19,340
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,078	28,010
Nara Bancorp, Inc.* (Banks)	3,420	38,783
Nash Finch Co. (Food)	1,368	50,739
National Financial Partners* (Diversified Financial Services)	4,446	35,968
National Penn Bancshares, Inc. (Banks)	13,509	78,217
National Retail Properties, Inc. (REIT)	4,104	87,087
NBT Bancorp, Inc. (Banks)	2,223	45,283
NCI Building Systems, Inc.* (Building Materials)	9,576	17,333
Neenah Paper, Inc. (Forest Products & Paper)	1,539	21,469
Network Equipment Technologies, Inc.* (Telecommunications)	1,710	6,926
New Jersey Resources Corp. (Gas)	4,446	166,280
Newport Corp.* (Electronics)	2,394	22,001
Northwest Natural Gas Co. (Gas)	1,710	77,018
O’Charley’s, Inc.* (Retail)	2,052	13,441
OfficeMax, Inc.* (Retail)	5,301	67,270
Old Dominion Freight Line, Inc.* (Transportation)	1,368	41,998
Old National Bancorp (Banks)	9,405	116,904
Olympic Steel, Inc. (Iron/Steel)	1,026	33,427
OM Group, Inc.* (Chemicals)	3,249	101,986
Omnicell, Inc.* (Software)	1,197	13,993
On Assignment, Inc.* (Commercial Services)	1,881	13,449
Orbital Sciences Corp.* (Aerospace/Defense)	3,591	54,799
Osteotech, Inc.* (Healthcare-Products)	1,881	6,019
Oxford Industries, Inc. (Apparel)	684	14,145
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,881	18,960
Papa John’s International, Inc.* (Retail)	1,026	23,967
PAREXEL International Corp.* (Commercial Services)	2,223	31,344
Park Electrochemical Corp. (Electronics)	1,197	33,085
Parkway Properties, Inc. (REIT)	2,394	49,843
PC-Tel, Inc.* (Internet)	2,052	12,148
Penford Corp. (Chemicals)	1,197	10,402
Penn Virginia Corp. (Oil & Gas)	4,788	101,937
Pennsylvania REIT (REIT)	4,275	36,166
Perry Ellis International, Inc.* (Apparel)	1,026	15,452
Petroleum Development* (Oil & Gas)	2,052	37,367
PetroQuest Energy, Inc.* (Oil & Gas)	2,736	16,772
PharMerica Corp.* (Pharmaceuticals)	3,249	51,594
Phoenix Technologies, Ltd.* (Software)	1,710	4,703
Piedmont Natural Gas Co., Inc. (Gas)	7,866	210,415
Pinnacle Entertainment, Inc.* (Entertainment)	3,933	35,318
Pinnacle Financial Partners, Inc.* (Banks)	3,591	51,064
Pioneer Drilling Co.* (Oil & Gas)	5,814	45,931
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,197	60,580
Plexus Corp.* (Electronics)	1,710	48,735
PolyOne Corp.* (Chemicals)	5,130	38,321
Pool Corp. (Distribution/Wholesale)	5,301	101,143
Post Properties, Inc. (REIT)	5,130	100,548
Pre-Paid Legal Services, Inc. (Commercial Services)	342	14,049
Presidential Life Corp. (Insurance)	2,223	20,340
PrivateBancorp, Inc. (Banks)	6,327	56,753
ProAssurance Corp.* (Insurance)	3,420	183,688
Progress Software Corp.* (Software)	2,223	64,934
Prosperity Bancshares, Inc. (Banks)	2,394	96,885
PS Business Parks, Inc. (REIT)	855	42,793
PSS World Medical, Inc.* (Healthcare-Products)	3,078	69,470
Quaker Chemical Corp. (Chemicals)	1,197	24,706
Quanex Building Products Corp. (Building Materials)	2,394	40,626

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	13,680	$27,634
RadiSys Corp.* (Computers)	1,368	13,064
RC2 Corp.* (Toys/Games/Hobbies)	1,368	20,178
Red Robin Gourmet Burgers, Inc.* (Retail)	1,710	30,609
Res-Care, Inc.* (Healthcare-Services)	2,736	30,643
Rewards Network, Inc. (Commercial Services)	855	10,807
RLI Corp. (Insurance)	1,197	63,740
Robbins & Myers, Inc. (Machinery-Diversified)	3,591	84,460
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,710	86,201
Rogers Corp.* (Electronics)	1,710	51,830
RTI International Metals, Inc.* (Mining)	1,368	34,433
Ruby Tuesday, Inc.* (Retail)	6,840	49,248
Rudolph Technologies, Inc.* (Semiconductors)	1,710	11,491
Ruth’s Hospitality Group, Inc.* (Retail)	2,223	4,646
S&T Bancorp, Inc. (Banks)	2,565	43,631
Safety Insurance Group, Inc. (Insurance)	1,539	55,758
ScanSource, Inc.* (Distribution/Wholesale)	2,907	77,617
School Specialty, Inc.* (Retail)	1,710	39,997
Schulman (A.), Inc. (Chemicals)	2,736	55,212
SEACOR SMIT, Inc.* (Oil & Gas Services)	855	65,194
Seahawk Drilling, Inc.* (Oil & Gas)	1,197	26,980
Selective Insurance Group, Inc. (Insurance)	5,643	92,827
Simmons First National Corp.—Class A (Banks)	1,539	42,784
Simpson Manufacturing Co., Inc. (Building Materials)	4,104	110,357
Skechers U.S.A., Inc.—Class A* (Apparel)	1,197	35,204
Skyline Corp. (Home Builders)	684	12,586
SkyWest, Inc. (Airlines)	5,985	101,266
Smith Corp. (Miscellaneous Manufacturing)	1,197	51,938
Sonic Automotive, Inc.* (Retail)	2,736	28,427
Sonic Solutions* (Electronics)	1,368	16,183
South Financial Group, Inc. (Banks)	23,085	14,883
South Jersey Industries, Inc. (Gas)	3,249	124,047
Southwest Gas Corp. (Gas)	4,788	136,602
Sovran Self Storage, Inc. (REIT)	1,539	54,988
Spartan Motors, Inc. (Auto Parts & Equipment)	1,710	9,627
Spartan Stores, Inc. (Food)	2,394	34,210
Spherion Corp.* (Commercial Services)	5,472	30,753
Stage Stores, Inc. (Retail)	4,104	50,725
Standard Microsystems Corp.* (Semiconductors)	1,539	31,980
Standard Motor Products, Inc.* (Auto Parts & Equipment)	1,881	16,026
Standard Pacific Corp.* (Home Builders)	10,431	39,012
Standex International Corp. (Miscellaneous Manufacturing)	1,368	27,483
StarTek, Inc.* (Commercial Services)	513	3,837
Stein Mart, Inc.* (Retail)	1,368	14,583
Stepan Co. (Chemicals)	342	22,165
Sterling Bancorp (Banks)	1,881	13,430
Sterling Bancshares, Inc. (Banks)	8,721	44,739
Stewart Information Services Corp. (Insurance)	1,881	21,218
Stone Energy Corp.* (Oil & Gas)	2,565	46,298
Superior Industries International, Inc. (Auto Parts & Equipment)	2,565	39,244
Supertex, Inc.* (Semiconductors)	684	20,383
Susquehanna Bancshares, Inc. (Banks)	9,234	54,388
Swift Energy Co.* (Oil & Gas)	2,223	53,263
SWS Group, Inc. (Diversified Financial Services)	3,078	37,244
Symmetricom, Inc.* (Telecommunications)	2,907	15,116
Symmetry Medical, Inc.* (Healthcare-Products)	3,762	30,322
SYNNEX Corp.* (Software)	2,223	68,157
Take-Two Interactive Software, Inc.* (Software)	8,721	87,646
Tanger Factory Outlet Centers, Inc. (REIT)	1,881	73,340
Technitrol, Inc. (Electronics)	4,446	19,473
Tekelec* (Telecommunications)	4,104	62,709
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,052	78,715
Texas Industries, Inc. (Building Materials)	2,907	101,716
The Cato Corp.—Class A (Retail)	1,881	37,733
The Children’s Place Retail Stores, Inc.* (Retail)	2,907	95,960
The Finish Line, Inc.—Class A (Retail)	5,985	75,112
The Geo Group, Inc.* (Commercial Services)	5,472	119,727
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,078	36,290
The Hain Celestial Group, Inc.* (Food)	4,446	75,626
The Men’s Wearhouse, Inc. (Retail)	2,565	54,019
The Nautilus Group, Inc.* (Leisure Time)	2,223	4,513
The Navigators Group, Inc.* (Insurance)	855	40,279
The Pep Boys-Manny, Moe & Jack (Retail)	4,959	41,953
The Standard Register Co. (Household Products/Wares)	1,368	6,977
Theragenics Corp.* (Pharmaceuticals)	2,394	3,208
THQ, Inc.* (Software)	4,788	24,132
Tollgrade Communications, Inc.* (Telecommunications)	1,368	8,358
Tompkins Financial Corp. (Banks)	342	13,851
Toro Co. (Housewares)	1,881	78,645
Tractor Supply Co.* (Retail)	1,368	72,449
Tredegar Corp. (Miscellaneous Manufacturing)	2,394	37,873
Triumph Group, Inc. (Aerospace/Defense)	684	33,003
TrueBlue, Inc.* (Commercial Services)	4,617	68,378
TrustCo Bank Corp. NY (Banks)	5,301	33,396
Tuesday Morning Corp.* (Retail)	3,420	8,824
UIL Holdings Corp. (Electric)	3,249	91,232
Ultratech Stepper, Inc.* (Semiconductors)	1,368	20,328
UMB Financial Corp. (Banks)	1,539	60,560
Umpqua Holdings Corp. (Banks)	9,234	123,828
UniFirst Corp. (Textiles)	684	32,907
Unisource Energy Corp. (Electric)	3,762	121,099
United Bankshares, Inc. (Banks)	4,104	81,957
United Community Banks, Inc.* (Banks)	8,892	30,144
United Fire & Casualty Co. (Insurance)	2,394	43,643
United Natural Foods, Inc.* (Food)	4,617	123,459
United Online, Inc. (Internet)	5,814	41,803
United Stationers, Inc.* (Distribution/Wholesale)	2,565	145,820
Universal Forest Products, Inc. (Building Materials)	2,052	75,534
Universal Technical Institute, Inc.* (Commercial Services)	1,026	20,725
Urstadt Biddle Properties—Class A (REIT)	1,368	20,889
USA Mobility, Inc. (Telecommunications)	1,539	16,944
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,933	141,116
Viad Corp. (Commercial Services)	2,223	45,860
Vicor Corp.* (Electrical Components & Equipment)	855	7,952
ViroPharma, Inc.* (Pharmaceuticals)	8,208	68,865
Volt Information Sciences, Inc.* (Commercial Services)	1,368	13,680
Watsco, Inc. (Distribution/Wholesale)	2,052	100,507
Watts Water Technologies, Inc.—Class A (Electronics)	1,368	42,299
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,301	61,492
WD-40 Co. (Household Products/Wares)	855	27,668
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,368	53,626
Whitney Holding Corp. (Banks)	10,260	93,469
Wilshire Bancorp, Inc. (Banks)	2,052	16,806
Winnebago Industries, Inc.* (Home Builders)	1,539	18,776
Wintrust Financial Corp. (Banks)	2,565	78,976
Wolverine World Wide, Inc. (Apparel)	1,881	51,201
World Fuel Services Corp. (Retail)	6,327	169,500

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Zale Corp.* (Retail)	2,565	$6,977
Zenith National Insurance Corp. (Insurance)	3,933	117,125
Zep, Inc. (Chemicals)	1,539	26,655

TOTAL COMMON STOCKS
(Cost $15,720,148)		21,274,519

TOTAL INVESTMENT SECURITIES
(Cost $15,720,148)—99.9%		21,274,519
Net other assets (liabilities)—0.1%		26,554

NET ASSETS—100.0%		$21,301,073

*	Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$30,416	0.1%
Aerospace/Defense	676,752	3.3%
Agriculture	46,731	0.2%
Airlines	101,266	0.5%
Apparel	310,934	1.5%
Auto Parts & Equipment	93,445	0.4%
Banks	2,068,909	10.0%
Biotechnology	116,887	0.6%
Building Materials	552,948	2.6%
Chemicals	507,026	2.3%
Commercial Services	1,053,549	4.9%
Computers	282,654	1.2%
Distribution/Wholesale	495,958	2.4%
Diversified Financial Services	303,451	1.6%
Electric	593,657	2.7%
Electrical Components & Equipment	184,372	0.9%
Electronics	808,721	3.7%
Energy-Alternate Sources	42,367	0.2%
Engineering & Construction	314,794	1.5%
Entertainment	35,318	0.2%
Environmental Control	35,653	0.2%
Food	424,597	2.1%
Forest Products & Paper	286,576	1.3%
Gas	795,207	3.8%
Healthcare-Products	536,810	2.4%
Healthcare-Services	685,678	3.2%
Home Builders	157,803	0.8%
Home Furnishings	64,421	0.3%
Household Products/Wares	214,763	0.9%
Housewares	78,645	0.4%
Insurance	896,147	4.2%
Internet	86,191	0.5%
Iron/Steel	84,534	0.4%
Leisure Time	195,350	0.9%
Lodging	38,195	0.1%
Machinery-Construction & Mining	55,281	0.3%
Machinery-Diversified	506,515	2.4%
Media	21,423	0.1%
Metal Fabricate/Hardware	209,162	0.9%
Mining	153,121	0.8%
Miscellaneous Manufacturing	864,247	3.9%
Office Furnishings	49,735	0.2%
Oil & Gas	381,141	1.7%
Oil & Gas Services	144,996	0.6%
Pharmaceuticals	129,002	0.5%
REIT	1,518,891	7.3%
Retail	1,800,021	8.4%
Savings & Loans	57,322	0.3%
Semiconductors	586,328	2.7%
Software	342,979	1.6%
Storage/Warehousing	16,866	0.1%
Telecommunications	642,480	2.9%
Textiles	84,474	0.4%
Toys/Games/Hobbies	55,411	0.3%
Transportation	418,068	2.0%
Water	36,331	0.2%
Other**	26,554	0.1%

Total	$21,301,073	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$21,274,519	$21,274,519

Total Investment Securities	$21,274,519	$21,274,519

See accompanying notes to the financial statements.

6

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$15,720,148

Securities, at value	21,274,519

Total Investment Securities, at value	21,274,519
Dividends receivable	27,934
Receivable for capital shares issued	2,660
Receivable for investments sold	621,696
Prepaid expenses	49

Total Assets	21,926,858

Liabilities:
Cash overdraft	299,341
Payable for capital shares redeemed	274,269
Advisory fees payable	10,349
Management services fees payable	1,380
Administration fees payable	707
Administrative services fees payable	7,798
Distribution fees payable	6,765
Trustee fees payable	55
Transfer agency fees payable	2,046
Fund accounting fees payable	1,414
Compliance services fees payable	328
Other accrued expenses	21,333

Total Liabilities	625,785

Net Assets	$21,301,073

Net Assets consist of:
Capital	$35,884,967
Accumulated net investment income (loss)	52,497
Accumulated net realized gains (losses) on investments	(20,190,762)
Net unrealized appreciation (depreciation) on investments	5,554,371

Net Assets	$21,301,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	951,616

Net Asset Value (offering and redemption price per share)	$22.38

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$396,207
Interest	39

Total Investment Income	396,246

Expenses:
Advisory fees	154,715
Management services fees	20,628
Administration fees	8,703
Transfer agency fees	13,055
Administrative services fees	66,402
Distribution fees	51,572
Custody fees	49,788
Fund accounting fees	20,379
Trustee fees	295
Compliance services fees	280
Other fees	33,876

Total Gross Expenses before reductions	419,693
Less Expenses reduced by the Advisor	(75,944)

Total Net Expenses	343,749

Net Investment Income (Loss)	52,497

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	2,487,549

Net Realized and Unrealized Gains (Losses) on Investments	1,439,183

Change in Net Assets Resulting from Operations	$1,491,680

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$52,497	$81,880
Net realized gains (losses) on investments	(1,048,366)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	2,487,549	(3,087,907)

Change in net assets resulting from operations	1,491,680	(16,951,835)

Distributions to Shareholders From:
Net investment income	(81,880)	—
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	(81,880)	(3,171,170)

Capital Transactions:
Proceeds from shares issued	80,187,328	146,366,487
Dividends reinvested	81,880	3,171,170
Value of shares redeemed	(79,231,308)	(142,531,268)

Change in net assets resulting from capital transactions	1,037,900	7,006,389

Change in net assets	2,447,700	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$21,301,073	$18,853,373

Accumulated net investment income (loss)	$52,497	$81,880

Share Transactions:
Issued	4,331,909	5,903,407
Reinvested	3,730	123,922
Redeemed	(4,395,894)	(6,125,024)

Change in shares	(60,255)	(97,695)

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.05)	—	—	—	—
Net realized gains on investments	—	(1.84)	(5.48)	(1.83)	(2.02)

Total distributions	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	20.40%	(30.68)%	(7.22)%	17.43%	4.00%

Ratios to Average Net Assets:
Gross expenses	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.75%	1.91%
Net investment income (loss)	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

9

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2009, the Fund had a total return of 10.33%, compared to a total return of 18.37% for the Index as measured in unhedged U.S. Dollar terms, or 21.05% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. In 2009, the Fund performed inline with the Index as measured in local (Yen) terms. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers (in U.S. Dollar terms) were Tokyo Electron Ltd (+86.74%), TDK Corp (+70.00%), and Honda Motor Co Ltd (+59.56%), while the bottom three performers in this group were Shin-Etsu Chemical Co Ltd (+25.66%), Kyocera Corp (+28.06%), and Fast Retailing Co Ltd (+31.62%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Japan	5/1/2002	10.33%	–1.59%	–1.06%	1.70%	1.68%

Nikkei 225 Stock Average - USD terms	5/1/2002	18.37%	1.75%	4.21%	N/A	N/A

Nikkei 225 Stock Average - Local (yen) terms	5/1/2002	21.05%	–0.45%	–0.06%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

10

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	21%
Consumer Non-Cyclical	19%
Technology	10%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2009

Repurchase Agreements (84.7%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,507,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,504,149)	$2,455,000	$2,455,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,505,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,504,632)	2,455,000	2,455,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,443,000 Federal National Mortgage Association, 2.88%, 10/12/10, market value $2,504,568)	2,455,000	2,455,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,474,000 Federal Farm Credit Corp., 2.13%, 6/18/12, market value $2,504,925)	2,455,000	2,455,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,454,000 (Collateralized by $2,365,600 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11–12/15/11, market value $2,503,109)	2,454,000	2,454,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,274,000)		12,274,000

TOTAL INVESTMENT SECURITIES
(Cost $12,274,000)—84.7%		12,274,000
Net other assets (liabilities)—15.3%		2,221,607

NET ASSETS—100.0%		$14,495,607

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/10 (Underlying notional amount at value $14,523,600)	273	$740,853

See accompanying notes to the financial statements.

11

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$12,274,000	$12,274,000

Total Investment Securities	–	12,274,000	12,274,000

Other Financial Instruments^	740,853	–	740,853

Total Investments	$740,853	$12,274,000	$13,014,853

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

12

PROFUNDS VP
ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$12,274,000

Repurchase agreements, at value	12,274,000

Total Investment Securities, at value	12,274,000
Cash	668
Segregated cash balances with brokers for futures contracts	1,637,500
Receivable for capital shares issued	647,878
Prepaid expenses	26

Total Assets	14,560,072

Liabilities:
Payable for capital shares redeemed	1,596
Variation margin on futures contracts	39,335
Advisory fees payable	6,641
Management services fees payable	886
Administration fees payable	431
Administrative services fees payable	3,974
Distribution fees payable	2,912
Trustee fees payable	34
Transfer agency fees payable	1,162
Fund accounting fees payable	863
Compliance services fees payable	170
Other accrued expenses	6,461

Total Liabilities	64,465

Net Assets	$14,495,607

Net Assets consist of:
Capital	$28,690,709
Accumulated net realized gains (losses) on investments	(14,935,955)
Net unrealized appreciation (depreciation) on investments	740,853

Net Assets	$14,495,607

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,064,306

Net Asset Value (offering and redemption price per share)	$13.62

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$7,785

Expenses:
Advisory fees	77,723
Management services fees	10,363
Administration fees	4,317
Transfer agency fees	6,565
Administrative services fees	35,610
Distribution fees	25,908
Custody fees	2,499
Fund accounting fees	8,836
Trustee fees	132
Compliance services fees	108
Other fees	14,093

Total Gross Expenses before reductions	186,154
Less Expenses reduced by the Advisor	(13,589)

Total Net Expenses	172,565

Net Investment Income (Loss)	(164,780)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(540)
Net realized gains (losses) on futures contracts	190,644
Change in net unrealized appreciation/depreciation on investments	285,682

Net Realized and Unrealized Gains (Losses) on Investments	475,786

Change in Net Assets Resulting from Operations	$311,006

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(164,780)	$65,646
Net realized gains (losses) on investments	190,104	(9,107,919)
Change in net unrealized appreciation/depreciation on investments	285,682	1,908,094

Change in net assets resulting from operations	311,006	(7,134,179)

Distributions to Shareholders From:
Net investment income	(65,646)	(1,770,821)

Change in net assets resulting from distributions	(65,646)	(1,770,821)

Capital Transactions:
Proceeds from shares issued	49,740,556	76,292,559
Dividends reinvested	65,646	1,770,821
Value of shares redeemed	(46,948,867)	(82,867,242)

Change in net assets resulting from capital transactions	2,857,335	(4,803,862)

Change in net assets	3,102,695	(13,708,862)
Net Assets:
Beginning of period	11,392,912	25,101,774

End of period	$14,495,607	$11,392,912

Accumulated net investment income (loss)	$—	$65,646

Share Transactions:
Issued	3,928,525	4,011,707
Reinvested	4,859	105,218
Redeemed	(3,786,935)	(4,237,209)

Change in shares	146,449	(120,284)

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$12.41	$24.18	$28.59	$39.15	$27.62

Investment Activities:
Net investment income (loss)(a)	(0.20)	0.09	0.98	1.10	0.49
Net realized and unrealized gains (losses) on investments	1.48	(9.30)	(3.76)	1.77	11.04

Total income (loss) from investment activities	1.28	(9.21)	(2.78)	2.87	11.53

Distributions to Shareholders From:
Net investment income	(0.07)	(2.56)	(1.63)	(0.44)	—
Net realized gains on investments	—	—	—	(12.99)	—

Total distributions	(0.07)	(2.56)	(1.63)	(13.43)	—

Net Asset Value, End of Period	$13.62	$12.41	$24.18	$28.59	$39.15

Total Return	10.33%	(40.84)%	(9.99)%	10.86%	41.78%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.72%	1.68%	1.73%	1.83%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.83%
Net investment income (loss)	(1.59)%	0.46%	3.44%	3.06%	1.52%

Supplemental Data:
Net assets, end of period (000’s)	$14,496	$11,393	$25,102	$68,027	$129,155
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

15

ProFund VP UltraMid-Cap

The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2009, the Fund had a total return of 65.79%, compared to a total return of 37.37%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Cree Research Inc (+252.55%), Carmax Inc (+207.74%), and Newfield Exploration Co (+144.20%), while the bottom three performers in this group were Everest Re Group Ltd (+12.53%), New York Community Bancorp (+21.32%), and Vertex Pharmaceuticals Inc (+41.05%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraMid-Cap from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP UltraMid-Cap	5/1/2002	65.79%	–5.71%	–0.88%	1.75%	1.68%

S&P MidCap 400 Index	5/1/2002	37.37%	3.26%	5.31%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

16

PROFUNDS VP
ProFund VP UltraMid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:   The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.
Market Exposure

Investment Type	% of Net Assets

Equity Securities	71%
Futures Contracts	21%
Swap Agreements	108%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Vertex Pharmaceuticals, Inc.	0.7%
Newfield Exploration Co.	0.5%
New York Community Bancorp	0.5%
Cree Research, Inc.	0.5%
NVR, Inc.	0.5%

S&P MidCap 400 Index - Composition

% of Index

Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks (71.0%)
	Shares	Value

3Com Corp.* (Telecommunications)	9,850	$73,875
99 Cents Only Stores* (Retail)	985	12,874
Aaron’s, Inc. (Commercial Services)	1,182	32,777
ACI Worldwide, Inc.* (Software)	788	13,514
Acxiom Corp.* (Software)	1,970	26,437
ADC Telecommunications, Inc.* (Telecommunications)	2,364	14,680
ADTRAN, Inc. (Telecommunications)	1,379	31,096
Advance Auto Parts, Inc. (Retail)	2,364	95,695
Advent Software, Inc.* (Software)	394	16,048
Aecom Technology Corp.* (Engineering & Construction)	2,758	75,845
Aeropostale, Inc.* (Retail)	1,576	53,663
Affiliated Managers Group, Inc.* (Diversified Financial Services)	985	66,340
Affymetrix, Inc.* (Biotechnology)	1,773	10,354
AGCO Corp.* (Machinery-Diversified)	2,167	70,081
AGL Resources, Inc. (Gas)	1,773	64,661
AirTran Holdings, Inc.* (Airlines)	3,349	17,482
Alaska Air Group, Inc.* (Airlines)	788	27,233
Albemarle Corp. (Chemicals)	2,167	78,814
Alberto-Culver Co. (Cosmetics/Personal Care)	1,970	57,701
Alexander & Baldwin, Inc. (Transportation)	985	33,717
Alexandria Real Estate Equities, Inc. (REIT)	985	63,326
Alliance Data Systems Corp.* (Commercial Services)	1,182	76,345
Alliant Energy Corp. (Electric)	2,758	83,457
Alliant Techsystems, Inc.* (Aerospace/Defense)	788	69,557
AMB Property Corp. (REIT)	3,546	90,600
American Eagle Outfitters, Inc. (Retail)	5,122	86,972
American Financial Group, Inc. (Insurance)	1,970	49,151
American Greetings Corp.—Class A (Household Products/Wares)	985	21,463
AmeriCredit Corp.* (Diversified Financial Services)	2,364	45,011
Ametek, Inc. (Electrical Components & Equipment)	2,561	97,933
AnnTaylor Stores Corp.* (Retail)	1,379	18,810
ANSYS, Inc.* (Software)	2,167	94,178
AOL, Inc.* (Internet)	2,561	59,620
Apollo Investment Corp. (Investment Companies)	4,334	41,303
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,576	56,326
Aqua America, Inc. (Water)	3,349	58,641
Arch Coal, Inc. (Coal)	3,940	87,665
Arrow Electronics, Inc.* (Electronics)	2,955	87,498
Arthur J. Gallagher & Co. (Insurance)	2,561	57,648
Ashland, Inc. (Chemicals)	1,773	70,246
Associated Banc-Corp (Banks)	3,152	34,704
Astoria Financial Corp. (Savings & Loans)	1,970	24,487
Atmel Corp.* (Semiconductors)	11,426	52,674
Atmos Energy Corp. (Gas)	2,167	63,710
Atwood Oceanics, Inc.* (Oil & Gas)	1,379	49,437
Avnet, Inc.* (Electronics)	3,743	112,889
BancorpSouth, Inc. (Banks)	1,773	41,595
Bank of Hawaii Corp. (Banks)	1,182	55,625
Barnes & Noble, Inc. (Retail)	985	18,784
BE Aerospace, Inc.* (Aerospace/Defense)	2,364	55,554
Beckman Coulter, Inc. (Healthcare-Products)	1,576	103,133
Bill Barrett Corp.* (Oil & Gas)	788	24,515
Bio-Rad Laboratories, Inc.—Class A* (Biotechnology)	394	38,005
BJ’s Wholesale Club, Inc.* (Retail)	1,379	45,107
Black Hills Corp. (Electric)	788	20,984
Bob Evans Farms, Inc. (Retail)	591	17,109
BorgWarner, Inc. (Auto Parts & Equipment)	2,758	91,621
Boyd Gaming Corp.* (Lodging)	1,379	11,542
BRE Properties, Inc.—Class A (REIT)	1,182	39,101
Brink’s Home Security Holdings, Inc.* (Commercial Services)	985	32,150
Brinker International, Inc. (Retail)	2,561	38,210
Broadridge Financial Solutions, Inc. (Software)	3,349	75,553
Brown & Brown, Inc. (Insurance)	2,955	53,101
Bucyrus International, Inc.—Class A (Machinery-Construction & Mining)	1,773	99,944
Cabot Corp. (Chemicals)	1,576	41,338
Cadence Design Systems, Inc.* (Computers)	6,698	40,121
Camden Property Trust (REIT)	1,576	66,775
Career Education Corp.* (Commercial Services)	1,576	36,737
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,379	47,245
Carmax, Inc.* (Retail)	5,516	133,763
Carpenter Technology Corp. (Iron/Steel)	985	26,546
Cathay Bancorp, Inc. (Banks)	1,379	10,411
Cerner Corp.* (Software)	1,576	129,925
Charles River Laboratories International, Inc.* (Biotechnology)	1,576	53,095
Cheesecake Factory, Inc.* (Retail)	1,379	29,773
Chico’s FAS, Inc.* (Retail)	4,334	60,893
Chipotle Mexican Grill, Inc.—Class A* (Retail)	788	69,470
Church & Dwight, Inc. (Household Products/Wares)	1,773	107,178

See accompanying notes to the financial statements.

17

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Ciena Corp.* (Telecommunications)	2,167	$23,490
Cimarex Energy Co. (Oil & Gas)	1,970	104,351
Cincinnati Bell, Inc.* (Telecommunications)	5,122	17,671
City National Corp. (Banks)	985	44,916
Clean Harbors, Inc.* (Environmental Control)	394	23,486
Cleco Corp. (Electric)	1,379	37,688
Coldwater Creek, Inc.* (Retail)	1,379	6,150
Collective Brands, Inc.* (Retail)	1,576	35,886
Commerce Bancshares, Inc. (Banks)	1,773	68,651
Commercial Metals Co. (Metal Fabricate/Hardware)	2,758	43,163
Commscope, Inc.* (Telecommunications)	2,364	62,717
Community Health Systems, Inc.* (Healthcare-Services)	2,167	77,145
Comstock Resources, Inc.* (Oil & Gas)	985	39,961
Con-way, Inc. (Transportation)	1,182	41,264
Convergys Corp.* (Commercial Services)	2,955	31,766
Copart, Inc.* (Retail)	1,576	57,729
Corinthian Colleges, Inc.* (Commercial Services)	2,167	29,840
Corn Products International, Inc. (Food)	1,773	51,825
Corporate Office Properties Trust (REIT)	1,379	50,513
Corrections Corp. of America* (Commercial Services)	2,758	67,709
Cousins Properties, Inc. (REIT)	2,364	18,037
Covance, Inc.* (Healthcare-Services)	1,576	86,002
Crane Co. (Miscellaneous Manufacturing)	1,182	36,193
Cree Research, Inc.* (Semiconductors)	2,561	144,364
Cullen/Frost Bankers, Inc. (Banks)	1,379	68,950
Cytec Industries, Inc. (Chemicals)	1,182	43,048
Deluxe Corp. (Commercial Services)	1,182	17,482
Dick’s Sporting Goods, Inc.* (Retail)	2,167	53,893
Diebold, Inc. (Computers)	1,576	44,837
Digital River, Inc.* (Internet)	788	21,268
Dollar Tree, Inc.* (Retail)	2,167	104,666
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,773	75,423
DPL, Inc. (Electric)	2,955	81,558
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	1,773	70,831
DST Systems, Inc.* (Computers)	985	42,897
Duke-Weeks Realty Corp. (REIT)	5,516	67,130
Dynegy, Inc.—Class A* (Electric)	12,608	22,820
Eaton Vance Corp. (Diversified Financial Services)	2,955	89,862
Edwards Lifesciences Corp.* (Healthcare-Products)	1,379	119,766
Encore Acquisition Co.* (Oil & Gas)	1,379	66,220
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,955	60,607
Energen Corp. (Gas)	1,773	82,976
Energizer Holdings, Inc.* (Electrical Components & Equipment)	1,576	96,577
Equinix, Inc.* (Internet)	985	104,558
Equity One, Inc. (REIT)	788	12,742
Essex Property Trust, Inc. (REIT)	591	49,437
Everest Re Group, Ltd. (Insurance)	1,379	118,153
Exterran Holdings, Inc.* (Oil & Gas Services)	1,576	33,805
F5 Networks, Inc.* (Internet)	1,970	104,371
FactSet Research Systems, Inc. (Computers)	985	64,882
Fair Isaac Corp. (Software)	1,182	25,188
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,955	29,520
Federal Realty Investment Trust (REIT)	1,379	93,386
Federal Signal Corp. (Miscellaneous Manufacturing)	1,182	7,116
Fidelity National Title Group, Inc.—Class A (Insurance)	5,713	76,897
First American Financial Corp. (Insurance)	2,364	78,272
First Niagara Financial Group, Inc. (Savings & Loans)	4,728	65,766
FirstMerit Corp. (Banks)	2,167	43,643
Flowers Foods, Inc. (Food)	1,773	42,126
Foot Locker, Inc. (Retail)	3,940	43,892
Forest Oil Corp.* (Oil & Gas)	2,758	61,365
Fossil, Inc.* (Household Products/Wares)	1,182	39,668
Frontier Oil Corp. (Oil & Gas)	2,561	30,834
FTI Consulting, Inc.* (Commercial Services)	1,182	55,743
Fulton Financial Corp. (Banks)	4,334	37,792
Gartner Group, Inc.* (Commercial Services)	1,379	24,877
GATX Corp. (Trucking & Leasing)	985	28,319
Gen-Probe, Inc.* (Healthcare-Products)	1,182	50,708
Gentex Corp. (Electronics)	3,349	59,780
Global Payments, Inc. (Software)	1,970	106,104
Graco, Inc. (Machinery-Diversified)	1,379	39,398
Granite Construction, Inc. (Engineering & Construction)	788	26,524
Great Plains Energy, Inc. (Electric)	3,349	64,937
Green Mountain Coffee Roasters, Inc.* (Beverages)	788	64,198
Greif, Inc.—Class A (Packaging & Containers)	788	42,536
GUESS?, Inc. (Apparel)	1,379	58,332
Hanesbrands, Inc.* (Apparel)	2,364	56,996
Hanover Insurance Group, Inc. (Insurance)	1,182	52,516
Hansen Natural Corp.* (Beverages)	1,773	68,083
Harsco Corp. (Miscellaneous Manufacturing)	1,970	63,493
Harte-Hanks, Inc. (Advertising)	788	8,495
Hawaiian Electric Industries, Inc. (Electric)	2,167	45,290
HCC Insurance Holdings, Inc. (Insurance)	2,758	77,141
Health Management Associates, Inc.—Class A* (Healthcare-Services)	6,107	44,398
Health Net, Inc.* (Healthcare-Services)	2,561	59,646
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,167	25,462
Helmerich & Payne, Inc. (Oil & Gas)	2,561	102,133
Henry Schein, Inc.* (Healthcare-Products)	2,167	113,984
Herman Miller, Inc. (Office Furnishings)	1,379	22,036
Hewitt Associates, Inc.* (Commercial Services)	1,970	83,252
Highwoods Properties, Inc. (REIT)	1,773	59,130
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,576	37,808
HNI Corp. (Office Furnishings)	985	27,216
Hologic, Inc.* (Healthcare-Products)	6,501	94,264
Horace Mann Educators Corp. (Insurance)	985	12,313
Hospitality Properties Trust (REIT)	2,955	70,063
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,379	65,227
IDACORP, Inc. (Electric)	1,182	37,765
IDEX Corp. (Machinery-Diversified)	1,970	61,365
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,379	73,694
Immucor, Inc.* (Healthcare-Products)	1,773	35,886
Informatica Corp.* (Software)	2,167	56,039
Ingram Micro, Inc.—Class A* (Distribution/Wholesale)	4,137	72,191
Integrated Device Technology, Inc.* (Semiconductors)	4,137	26,766
International Bancshares Corp. (Banks)	1,182	22,375
International Rectifier Corp.* (Semiconductors)	1,773	39,219
International Speedway Corp. (Entertainment)	591	16,814
Intersil Corp.—Class A (Semiconductors)	2,955	45,330
Itron, Inc.* (Electronics)	985	66,556
ITT Educational Services, Inc.* (Commercial Services)	591	56,712
J. Crew Group, Inc.* (Retail)	1,379	61,696
J.B. Hunt Transport Services, Inc. (Transportation)	2,167	69,929
Jack Henry & Associates, Inc. (Computers)	1,970	45,546
Jefferies Group, Inc.* (Diversified Financial Services)	2,955	70,122
JetBlue Airways Corp.* (Airlines)	5,122	27,915
John Wiley & Sons, Inc. (Media)	985	41,252
Jones Lang LaSalle, Inc. (Real Estate)	985	59,494
Joy Global, Inc. (Machinery—Construction & Mining)	2,561	132,122
Kansas City Southern Industries, Inc.* (Transportation)	2,364	78,698
KB Home (Home Builders)	1,773	24,255

See accompanying notes to the financial statements.

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

KBR, Inc. (Engineering & Construction)	3,940	$74,860
Kennametal, Inc. (Hand/Machine Tools)	1,970	51,062
Kindred Healthcare, Inc.* (Healthcare-Services)	985	18,183
Kinetic Concepts, Inc.* (Healthcare-Products)	1,379	51,919
Kirby Corp.* (Transportation)	1,182	41,169
Korn/Ferry International* (Commercial Services)	985	16,253
Lam Research Corp.* (Semiconductors)	3,152	123,590
Lamar Advertising Co.* (Advertising)	1,182	36,748
Lancaster Colony Corp. (Miscellaneous Manufacturing)	394	19,582
Landstar System, Inc. (Transportation)	1,182	45,826
Lender Processing Services, Inc. (Diversified Financial Services)	2,364	96,120
Lennox International, Inc. (Building Materials)	1,182	46,145
Liberty Property Trust (REIT)	2,758	88,284
Life Time Fitness, Inc.* (Leisure Time)	985	24,556
LifePoint Hospitals, Inc.* (Healthcare-Services)	1,379	44,831
Lincare Holdings, Inc.* (Healthcare-Services)	1,576	58,501
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	985	52,658
LKQ Corp.* (Distribution/Wholesale)	3,546	69,466
Louisiana-Pacific Corp.* (Forest Products & Paper)	2,955	20,626
Lubrizol Corp. (Chemicals)	1,576	114,969
M.D.C. Holdings, Inc. (Home Builders)	788	24,460
Mack-Cali Realty Corp. (REIT)	1,970	68,103
Manpower, Inc. (Commercial Services)	1,970	107,523
ManTech International Corp.—Class A* (Software)	394	19,022
Mariner Energy, Inc.* (Oil & Gas)	2,561	29,733
Martin Marietta Materials (Building Materials)	985	88,069
Masimo Corp.* (Healthcare-Products)	1,182	35,956
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	591	20,939
MDU Resources Group, Inc. (Electric)	4,728	111,581
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,379	37,302
Mentor Graphics Corp.* (Computers)	2,364	20,874
Mercury General Corp. (Insurance)	788	30,937
Mettler Toledo International, Inc.* (Electrical Components & Equipment)	788	82,732
Micros Systems, Inc.* (Computers)	1,970	61,129
Mine Safety Appliances Co. (Environmental Control)	591	15,679
Minerals Technologies, Inc. (Chemicals)	394	21,461
Mohawk Industries, Inc.* (Textiles)	1,379	65,640
MPS Group, Inc.* (Commercial Services)	2,167	29,775
MSC Industrial Direct Co.—Class A (Retail)	985	46,295
MSCI, Inc.—Class A* (Software)	2,561	81,440
National Fuel Gas Co. (Pipelines)	1,970	98,500
National Instruments Corp. (Computers)	1,379	40,612
Nationwide Health Properties, Inc. (REIT)	2,758	97,026
Navigant Consulting Co.* (Commercial Services)	1,182	17,565
NBTY, Inc.* (Pharmaceuticals)	1,379	60,042
NCR Corp.* (Computers)	3,940	43,852
Netflix, Inc.* (Internet)	985	54,313
NeuStar, Inc.* (Telecommunications)	1,773	40,850
New York Community Bancorp (Savings & Loans)	10,441	151,499
NewAlliance Bancshares, Inc. (Savings & Loans)	2,561	30,758
Newfield Exploration Co.* (Oil & Gas)	3,349	161,522
Nordson Corp. (Machinery-Diversified)	788	48,210
NSTAR (Electric)	2,561	94,245
NV Energy, Inc. (Electric)	5,910	73,166
NVR, Inc.* (Home Builders)	197	140,010
Oceaneering International, Inc.* (Oil & Gas Services)	1,379	80,699
OGE Energy Corp. (Electric)	2,364	87,232
Old Republic International Corp. (Insurance)	5,910	59,336
Olin Corp. (Chemicals)	1,970	34,514
OMEGA Healthcare Investors, Inc. (REIT)	1,970	38,317
Omnicare, Inc. (Pharmaceuticals)	2,955	71,481
ONEOK, Inc. (Gas)	2,561	114,144
Oshkosh Truck Corp. (Auto Manufacturers)	2,167	80,244
OSI Pharmaceuticals, Inc.* (Pharmaceuticals)	1,379	42,790
Overseas Shipholding Group, Inc. (Transportation)	591	25,974
Owens & Minor, Inc. (Distribution/Wholesale)	985	42,286
Packaging Corp. of America (Packaging & Containers)	2,561	58,929
PacWest Bancorp (Banks)	591	11,909
Palm, Inc.* (Computers)	4,137	41,535
Panera Bread Co.—Class A* (Retail)	788	52,772
Parametric Technology Corp.* (Software)	2,955	48,285
Patriot Coal Corp.* (Coal)	1,773	27,411
Patterson-UTI Energy, Inc. (Oil & Gas)	3,743	57,455
Pentair, Inc. (Miscellaneous Manufacturing)	2,364	76,357
PepsiAmericas, Inc. (Beverages)	1,379	40,350
Perrigo Co. (Pharmaceuticals)	1,970	78,485
PetSmart, Inc. (Retail)	2,955	78,869
Pharmaceutical Product Development, Inc. (Commercial Services)	2,955	69,265
Phillips-Van Heusen Corp. (Apparel)	1,182	48,084
Plains Exploration & Production Co.* (Oil & Gas)	3,349	92,633
Plantronics, Inc. (Telecommunications)	1,182	30,708
PNM Resources, Inc. (Electric)	2,167	27,413
Polycom, Inc.* (Telecommunications)	1,970	49,191
Potlatch Corp. (Forest Products & Paper)	985	31,402
Pride International, Inc.* (Oil & Gas)	4,334	138,298
Protective Life Corp. (Insurance)	1,970	32,604
Psychiatric Solutions, Inc.* (Healthcare-Services)	1,379	29,152
Quest Software, Inc.* (Software)	1,576	28,998
Quicksilver Resources, Inc.* (Oil & Gas)	2,955	44,355
Ralcorp Holdings, Inc.* (Food)	1,379	82,340
Raymond James Financial Corp. (Diversified Financial Services)	2,364	56,192
Rayonier, Inc. (Forest Products & Paper)	1,970	83,055
Realty Income Corp. (REIT)	2,561	66,356
Regal-Beloit Corp. (Hand/Machine Tools)	788	40,929
Regency Centers Corp. (REIT)	1,970	69,068
Regis Corp. (Retail)	1,379	21,471
Reinsurance Group of America, Inc. (Insurance)	1,773	84,483
Reliance Steel & Aluminum Co. (Iron/Steel)	1,576	68,115
Rent-A-Center, Inc.* (Commercial Services)	1,576	27,927
ResMed, Inc.* (Healthcare-Products)	1,773	92,675
RF Micro Devices, Inc.* (Telecommunications)	6,698	31,949
Rollins, Inc. (Commercial Services)	985	18,991
Rovi Corp.* (Semiconductors)	2,561	81,619
RPM, Inc. (Chemicals)	3,152	64,080
Ruddick Corp. (Food)	985	25,344
Saks, Inc.* (Retail)	3,940	25,846
Scholastic Corp. (Media)	591	17,630
Scientific Games Corp.—Class A* (Entertainment)	1,576	22,931
SEI Investments Co. (Software)	3,152	55,223
Semtech Corp.* (Semiconductors)	1,379	23,457
Senior Housing Properties Trust (REIT)	3,152	68,934
Sensient Technologies Corp. (Chemicals)	1,182	31,087
Service Corp. International (Commercial Services)	6,304	51,630
Shaw Group, Inc.* (Engineering & Construction)	1,970	56,637
Silgan Holdings, Inc. (Packaging & Containers)	591	34,207
Silicon Laboratories, Inc.* (Semiconductors)	985	47,615
SL Green Realty Corp. (REIT)	1,773	89,076
Smithfield Foods, Inc.* (Food)	3,546	53,864
Solera Holdings, Inc. (Software)	1,576	56,752
Sonoco Products Co. (Packaging & Containers)	2,364	69,147
Sotheby’s (Commercial Services)	1,576	35,428
Southern Union Co. (Gas)	2,955	67,078
SPX Corp. (Miscellaneous Manufacturing)	1,182	64,655
SRA International, Inc.—Class A* (Computers)	985	18,814
StanCorp Financial Group, Inc. (Insurance)	1,182	47,304
Steel Dynamics, Inc. (Iron/Steel)	5,319	94,253
STERIS Corp. (Healthcare-Products)	1,379	38,571
Strayer Education, Inc. (Commercial Services)	197	41,861

See accompanying notes to the financial statements.

19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Superior Energy Services, Inc.* (Oil & Gas Services)	1,970	$47,851
SVB Financial Group* (Banks)	985	41,065
Sybase, Inc.* (Software)	1,970	85,498
Syniverse Holdings, Inc.* (Telecommunications)	1,576	27,548
Synopsys, Inc.* (Computers)	3,546	79,005
Synovus Financial Corp. (Banks)	12,017	24,635
TCF Financial Corp. (Banks)	2,758	37,564
Tech Data Corp.* (Distribution/Wholesale)	1,182	55,152
Techne Corp. (Healthcare-Products)	788	54,025
Teleflex, Inc. (Miscellaneous Manufacturing)	985	53,082
Telephone & Data Systems, Inc. (Telecommunications)	2,364	80,187
Temple-Inland, Inc. (Forest Products & Paper)	2,561	54,063
Terex Corp.* (Machinery—Construction & Mining)	2,561	50,733
Terra Industries, Inc. (Chemicals)	2,364	76,097
The Brink’s Co. (Miscellaneous Manufacturing)	1,182	28,770
The Corporate Executive Board Co. (Commercial Services)	788	17,982
The Macerich Co. (REIT)	2,386	85,777
The Ryland Group, Inc. (Home Builders)	985	19,405
The Scotts Miracle-Gro Co.—Class A (Household Products/Wares)	985	38,720
The Timberland Co.—Class A* (Apparel)	985	17,661
The Warnaco Group, Inc.* (Apparel)	985	41,557
Thomas & Betts Corp.* (Electronics)	1,182	42,304
Thor Industries, Inc. (Home Builders)	788	24,743
Thoratec Corp.* (Healthcare-Products)	1,379	37,123
Tidewater, Inc. (Oil & Gas Services)	1,182	56,677
Timken Co. (Metal Fabricate/Hardware)	1,970	46,709
Toll Brothers, Inc.* (Home Builders)	3,349	62,995
Tootsie Roll Industries, Inc. (Food)	591	16,182
Trimble Navigation, Ltd.* (Electronics)	2,955	74,466
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,970	34,357
Trustmark Corp. (Banks)	1,379	31,083
Tupperware Corp. (Household Products/Wares)	1,576	73,394
tw telecom, Inc.* (Telecommunications)	3,546	60,778
UDR, Inc. (REIT)	3,743	61,535
UGI Corp. (Gas)	2,561	61,951
Under Armour, Inc.—Class A* (Retail)	788	21,489
Unit Corp.* (Oil & Gas)	985	41,862
United Rentals, Inc.* (Commercial Services)	1,379	13,528
United Therapeutics Corp.* (Pharmaceuticals)	1,182	62,232
Unitrin, Inc. (Insurance)	1,182	26,063
Universal Corp. (Agriculture)	591	26,956
Universal Health Services, Inc.—Class B (Healthcare-Services)	2,364	72,102
Urban Outfitters, Inc.* (Retail)	3,152	110,288
URS Corp.* (Engineering & Construction)	1,970	87,704
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,576	50,101
Valley National Bancorp (Banks)	3,546	50,105
Valmont Industries, Inc. (Metal Fabricate/Hardware)	394	30,909
Valspar Corp. (Chemicals)	2,364	64,159
ValueClick, Inc.* (Internet)	1,970	19,936
Varian, Inc.* (Electronics)	591	30,460
VCA Antech, Inc.* (Pharmaceuticals)	1,970	49,092
Vectren Corp. (Gas)	1,970	48,620
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,728	202,595
Vishay Intertechnology, Inc.* (Electronics)	4,531	37,834
W.R. Berkley Corp. (Insurance)	3,349	82,519
Wabtec Corp. (Machinery-Diversified)	1,182	48,273
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,970	60,164
Washington Federal, Inc. (Savings & Loans)	2,758	53,340
Waste Connections, Inc.* (Environmental Control)	1,970	65,640
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	985	46,807
Webster Financial Corp. (Banks)	1,576	18,707
Weingarten Realty Investors (REIT)	2,561	50,682
WellCare Health Plans, Inc.* (Healthcare-Services)	985	36,209
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	9,062	42,501
Werner Enterprises, Inc. (Transportation)	985	19,493
Westamerica Bancorp (Banks)	591	32,724
Westar Energy, Inc. (Electric)	2,561	55,651
WGL Holdings, Inc. (Gas)	1,182	39,644
Williams Sonoma, Inc. (Retail)	2,561	53,218
Wilmington Trust Corp. (Banks)	1,576	19,448
WMS Industries, Inc.* (Leisure Time)	1,182	47,280
Woodward Governor Co. (Electronics)	1,379	35,537
Worthington Industries, Inc. (Metal Fabricate/Hardware)	1,379	18,024
Zebra Technologies Corp.—Class A* (Machinery-Diversified)	1,379	39,108

TOTAL COMMON STOCKS
(Cost $16,952,735)		21,624,242

Repurchase Agreements (33.8%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,579,000 (Collateralized by $1,612,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $1,610,674)	$1,579,000	1,579,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $755,000 (Collateralized by $772,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $771,886)	755,000	755,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,349,000 (Collateralized by $7,470,000 of various U.S. Government Agency Obligations, 2.65%–3.63%, 9/16/11–11/18/13, market value $7,499,870)	7,349,000	7,349,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $220,000 (Collateralized by $225,000 Federal Home Loan Mortgage Corp., 2.08%, 6/8/12, market value $225,844)	220,000	220,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $385,000 (Collateralized by $365,100 U.S. Treasury Notes, 4.63%, 8/31/11, market value $392,743)	385,000	385,000

TOTAL REPURCHASE AGREEMENTS
(Cost $10,288,000)		10,288,000

TOTAL INVESTMENT SECURITIES
(Cost $27,240,735)—104.8%		31,912,242
Net other assets (liabilities)—(4.8)%		(1,454,375)

NET ASSETS—100.0%		$30,457,867

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $5,520,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

See accompanying notes to the financial statements.

20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $6,448,050)	89	$274,810

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$6,278,678	$(107,810)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	26,593,335	(500,419)

ProFund VP UltraMid-Cap invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$45,243	0.1%
Aerospace/Defense	125,111	0.4%
Agriculture	26,956	0.1%
Airlines	72,630	0.3%
Apparel	222,630	0.8%
Auto Manufacturers	80,244	0.3%
Auto Parts & Equipment	91,621	0.3%
Banks	695,902	2.1%
Beverages	172,631	0.5%
Biotechnology	304,049	1.0%
Building Materials	134,214	0.4%
Chemicals	639,813	2.0%
Coal	115,076	0.4%
Commercial Services	1,039,925	3.6%
Computers	544,104	1.6%
Cosmetics/Personal Care	57,701	0.2%
Distribution/Wholesale	239,095	0.7%
Diversified Financial Services	483,811	1.5%
Electric	843,787	2.8%
Electrical Components & Equipment	342,469	1.1%
Electronics	547,324	1.7%
Engineering & Construction	321,570	1.0%
Entertainment	110,576	0.4%
Environmental Control	104,805	0.4%
Food	271,681	1.0%
Forest Products & Paper	189,146	0.7%
Gas	542,784	1.8%
Hand/Machine Tools	144,649	0.5%
Healthcare-Products	939,512	3.0%
Healthcare-Services	526,169	1.7%
Home Builders	295,868	1.1%
Household Products/Wares	280,423	0.8%
Insurance	938,438	3.4%
Internet	364,066	1.2%
Investment Companies	41,303	0.1%
Iron/Steel	188,914	0.6%
Leisure Time	71,836	0.3%
Lodging	11,542	NM
Machinery-Construction & Mining	282,799	0.9%
Machinery-Diversified	306,435	1.0%
Media	58,882	0.2%
Metal Fabricate/Hardware	138,805	0.5%
Miscellaneous Manufacturing	583,538	1.9%
Office Furnishings	49,252	0.2%
Oil & Gas	1,044,674	3.3%
Oil & Gas Services	244,494	0.9%
Packaging & Containers	204,819	0.6%
Pharmaceuticals	512,132	1.7%
Pipelines	98,500	0.3%
REIT	1,463,398	4.7%
Real Estate	59,494	0.2%
Retail	1,455,283	4.9%
Retail-Restaurants	42,501	0.1%
Savings & Loans	325,850	1.1%
Semiconductors	614,154	2.1%
Software	918,204	3.1%
Telecommunications	544,740	1.8%
Textiles	65,640	0.2%
Transportation	356,070	1.1%
Trucking & Leasing	28,319	0.1%
Water	58,641	0.2%
Other**	8,833,625	29.0%

Total	$30,457,867	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraMid-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$21,624,242	$–	$21,624,242
Repurchase Agreements	–	10,288,000	10,288,000

Total Investment Securities	21,624,242	10,288,000	31,912,242

Other Financial Instruments^	274,810	(608,229)	(333,419)

Total Investments	$21,899,052	$9,679,771	$31,578,823

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

22

PROFUNDS VP
ProFund VP UltraMid-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$27,240,735

Securities, at value	21,624,242
Repurchase agreements, at value	10,288,000

Total Investment Securities, at value	31,912,242
Cash	214
Segregated cash balances with brokers for futures contracts	869,322
Dividends receivable	18,846
Receivable for capital shares issued	126,914
Receivable for investments sold	63,909
Prepaid expenses	41

Total Assets	32,991,488

Liabilities:
Payable for investments purchased	34,213
Payable for capital shares redeemed	1,735,623
Unrealized loss on swap agreements	608,229
Variation margin on futures contracts	103,717
Advisory fees payable	13,716
Management services fees payable	1,829
Administration fees payable	950
Administrative services fees payable	8,343
Distribution fees payable	6,970
Trustee fees payable	74
Transfer agency fees payable	2,713
Fund accounting fees payable	1,900
Compliance services fees payable	338
Other accrued expenses	15,006

Total Liabilities	2,533,621

Net Assets	$30,457,867

Net Assets consist of:
Capital	$50,930,056
Accumulated net realized gains (losses) on investments	(24,810,277)
Net unrealized appreciation (depreciation) on investments	4,338,088

Net Assets	$30,457,867

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,658,983

Net Asset Value (offering and redemption price per share)	$18.36

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$184,297
Interest	5,423

Total Investment Income	189,720

Expenses:
Advisory fees	141,447
Management services fees	18,859
Administration fees	8,001
Transfer agency fees	12,035
Administrative services fees	62,028
Distribution fees	47,149
Custody fees	13,411
Fund accounting fees	18,921
Trustee fees	211
Compliance services fees	138
Other fees	24,496

Total Gross Expenses before reductions	346,696
Less Expenses reduced by the Advisor	(32,011)

Total Net Expenses	314,685

Net Investment Income (Loss)	(124,965)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	774
Net realized gains (losses) on futures contracts	(324,669)
Net realized gains (losses) on swap agreements	6,186,891
Change in net unrealized appreciation/depreciation on investments	1,063,018

Net Realized and Unrealized Gains (Losses) on Investments	6,926,014

Change in Net Assets Resulting from Operations	$6,801,049

See accompanying notes to the financial statements.

23

PROFUNDS VP
ProFund VP UltraMid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(124,965)	$12,162
Net realized gains (losses) on investments	5,862,996	(23,685,835)
Change in net unrealized appreciation/depreciation on investments	1,063,018	(5,701,673)

Change in net assets resulting from operations	6,801,049	(29,375,346)

Distributions to Shareholders From:
Net investment income	(12,162)	(399,998)

Change in net assets resulting from distributions	(12,162)	(399,998)

Capital Transactions:
Proceeds from shares issued	244,905,847	414,463,563
Dividends reinvested	12,162	369,369
Value of shares redeemed	(244,311,301)	(427,245,891)

Change in net assets resulting from capital transactions	606,708	(12,412,959)

Change in net assets	7,395,595	(42,188,303)
Net Assets:
Beginning of period	23,062,272	65,250,575

End of period	$30,457,867	$23,062,272

Accumulated net investment income (loss)	$—	$12,162

Share Transactions:
Issued	18,713,766	18,199,023
Reinvested	705	13,675
Redeemed	(19,137,206)	(18,023,640)

Change in shares	(422,735)	189,058

See accompanying notes to the financial statements.

24

PROFUNDS VP
ProFund VP UltraMid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$11.08	$34.48	$33.34	$37.93	$35.37

Investment Activities:
Net investment income (loss)(a)	(0.09)	0.01	0.18	0.13	(0.09)
Net realized and unrealized gains (losses) on investments	7.38	(23.09)	1.84	2.96	6.29

Total income (loss) from investment activities	7.29	(23.08)	2.02	3.09	6.20

Distributions to Shareholders From:
Net investment income	(0.01)	(0.32)	(0.10)	—	—
Net realized gains on investments	—	—	(0.78)	(7.68)	(3.64)

Total distributions	(0.01)	(0.32)	(0.88)	(7.68)	(3.64)

Net Asset Value, End of Period	$18.36	$11.08	$34.48	$33.34	$37.93

Total Return	65.79%	(67.48)%	6.00%	10.64%	17.89%

Ratios to Average Net Assets:
Gross expenses	1.84%	1.77%	1.69%	1.76%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.73%	1.91%
Net investment income (loss)	(0.66)%	0.04%	0.47%	0.34%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$30,458	$23,062	$65,251	$79,619	$87,717
Portfolio turnover rate(b)	283%	496%	501%	612%	692%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

25

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2009, the Fund had a total return of 15.50%, compared to a total return of 17.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Halliburton Co (+65.51%), Anadarko Petroleum Corp (+61.92%), and Schlumberger Ltd (+53.77%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), ConocoPhillips (–1.41%), and Chevron Corp (+4.08%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Oil & Gas	1/22/2001	15.50%	8.85%	7.23%	1.71%	1.68%

Dow Jones U.S. Oil & Gas Index	1/22/2001	17.26%	10.83%	9.80%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

26

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)

December 31, 2009

Investment Objective:  The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.7%
Chevron Corp.	12.2%
Schlumberger, Ltd.	6.2%
Occidental Petroleum Corp.	5.3%
ConocoPhillips	4.7%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	76%
Oil Equipment, Services and Distribution	23%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2009

Common Stocks (98.9%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	32,010	$1,998,064
Apache Corp. (Oil & Gas)	21,825	2,251,685
Arena Resources, Inc.* (Oil & Gas)	2,425	104,590
Atlas Energy, Inc. (Oil & Gas)	5,335	160,957
Atwood Oceanics, Inc.* (Oil & Gas)	3,880	139,098
Baker Hughes, Inc. (Oil & Gas Services)	20,370	824,578
Berry Petroleum Co.—Class A (Oil & Gas)	2,425	70,689
Bill Barrett Corp.* (Oil & Gas)	2,425	75,442
BJ Services Co. (Oil & Gas Services)	19,400	360,840
Bristow Group, Inc.* (Transportation)	2,425	93,241
Cabot Oil & Gas Corp. (Oil & Gas)	6,790	295,976
Cameron International Corp.* (Oil & Gas Services)	16,005	669,009
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,940	51,391
Chart Industries, Inc.* (Machinery-Diversified)	1,940	32,107
Chesapeake Energy Corp. (Oil & Gas)	42,680	1,104,558
Chevron Corp. (Oil & Gas)	131,435	10,119,181
Cimarex Energy Co. (Oil & Gas)	5,335	282,595
CNX Gas Corp.* (Oil & Gas)	1,940	57,269
Complete Production Services, Inc.* (Oil & Gas Services)	3,880	50,440
Comstock Resources, Inc.* (Oil & Gas)	2,910	118,059
Concho Resources, Inc.* (Oil & Gas)	4,850	217,765
ConocoPhillips (Oil & Gas)	75,660	3,863,956
Continental Resources, Inc.* (Oil & Gas)	1,940	83,207
Core Laboratories N.V. (Oil & Gas Services)	1,455	171,865
Denbury Resources, Inc.* (Oil & Gas)	16,490	244,052
Devon Energy Corp. (Oil & Gas)	27,645	2,031,907
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,365	429,603
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,335	168,639
Drill-Quip, Inc.* (Oil & Gas Services)	1,940	109,571
El Paso Corp. (Pipelines)	46,075	452,917
Encore Acquisition Co.* (Oil & Gas)	3,880	186,318
Energen Corp. (Gas)	4,850	226,980
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,910	30,759
EOG Resources, Inc. (Oil & Gas)	16,490	1,604,477
EXCO Resources, Inc. (Oil & Gas)	11,155	236,821
Exterran Holdings, Inc.* (Oil & Gas Services)	3,880	83,226
Exxon Mobil Corp. (Oil & Gas)	299,270	20,407,221
First Solar, Inc.* (Energy-Alternate Sources)	2,910	394,014
FMC Technologies, Inc.* (Oil & Gas Services)	8,245	476,891
Forest Oil Corp.* (Oil & Gas)	6,790	151,077
Frontier Oil Corp. (Oil & Gas)	6,790	81,752
Global Industries, Ltd.* (Oil & Gas Services)	6,790	48,413
Goodrich Petroleum Corp.* (Oil & Gas)	1,940	47,239
Halliburton Co. (Oil & Gas Services)	58,685	1,765,832
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,305	74,084
Helmerich & Payne, Inc. (Oil & Gas)	6,305	251,443
Hercules Offshore, Inc.* (Oil & Gas Services)	7,760	37,093
Hess Corp. (Oil & Gas)	19,400	1,173,700
Holly Corp. (Oil & Gas)	2,910	74,583
Key Energy Services, Inc.* (Oil & Gas Services)	8,245	72,474
Marathon Oil Corp. (Oil & Gas)	46,560	1,453,603
Mariner Energy, Inc.* (Oil & Gas)	6,790	78,832
Murphy Oil Corp. (Oil & Gas)	12,610	683,462
Nabors Industries, Ltd.* (Oil & Gas)	18,430	403,433
National-Oilwell Varco, Inc. (Oil & Gas Services)	27,645	1,218,868
Newfield Exploration Co.* (Oil & Gas)	8,730	421,048
Noble Corp. (Oil & Gas)	16,975	690,882
Noble Energy, Inc. (Oil & Gas)	11,155	794,459
Occidental Petroleum Corp. (Oil & Gas)	53,350	4,340,022
Oceaneering International, Inc.* (Oil & Gas Services)	3,395	198,675
OGE Energy Corp. (Electric)	6,305	232,654
Oil States International, Inc.* (Oil & Gas Services)	3,395	133,390
Parker Drilling Co.* (Oil & Gas)	7,760	38,412
Patterson-UTI Energy, Inc. (Oil & Gas)	10,185	156,340
Penn Virginia Corp. (Oil & Gas)	2,910	61,954
Petrohawk Energy Corp.* (Oil & Gas)	19,885	477,041
Pioneer Natural Resources Co. (Oil & Gas)	7,275	350,437
Plains Exploration & Production Co.* (Oil & Gas)	9,215	254,887
Pride International, Inc.* (Oil & Gas)	10,185	325,003
Quicksilver Resources, Inc.* (Oil & Gas)	7,760	116,478
Range Resources Corp. (Oil & Gas)	10,185	507,722
Rowan Cos., Inc.* (Oil & Gas)	6,790	153,726
SandRidge Energy, Inc.* (Oil & Gas)	11,640	109,765
Schlumberger, Ltd. (Oil & Gas Services)	78,085	5,082,553
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,455	110,944
Smith International, Inc. (Oil & Gas Services)	14,550	395,323
Southern Union Co. (Gas)	6,790	154,133
Southwestern Energy Co.* (Oil & Gas)	22,310	1,075,342
St. Mary Land & Exploration Co. (Oil & Gas)	3,880	132,851
Sunoco, Inc. (Oil & Gas)	7,760	202,536
SunPower Corp.—Class A* (Energy-Alternate Sources)	3,395	80,394
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,910	60,964
Superior Energy Services, Inc.* (Oil & Gas Services)	4,850	117,806

See accompanying notes to the financial statements.

27

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2009

Common Stocks, continued
	Shares	Value

Swift Energy Co.* (Oil & Gas)	2,425	$58,103
Tesoro Petroleum Corp. (Oil & Gas)	9,215	124,863
TETRA Technologies, Inc.* (Oil & Gas Services)	4,850	53,738
The Williams Cos., Inc. (Pipelines)	37,830	797,456
Tidewater, Inc. (Oil & Gas Services)	3,395	162,790
Transocean, Ltd.* (Oil & Gas)	20,855	1,726,794
Ultra Petroleum Corp.* (Oil & Gas)	10,185	507,824
Unit Corp.* (Oil & Gas)	2,910	123,675
Valero Energy Corp. (Oil & Gas)	36,860	617,405
Weatherford International, Ltd.* (Oil & Gas Services)	45,590	816,517
Whiting Petroleum Corp.* (Oil & Gas)	3,395	242,641
XTO Energy, Inc. (Oil & Gas)	37,830	1,760,230

TOTAL COMMON STOCKS
(Cost $43,623,403)		81,663,623

TOTAL INVESTMENT SECURITIES
(Cost $43,623,403)—98.9%		81,663,623
Net other assets (liabilities)—1.1%		943,123

NET ASSETS—100.0%		$82,606,746

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Electric	$232,654	0.3%
Electrical Components & Equipment	91,723	0.1%
Energy-Alternate Sources	474,408	0.6%
Gas	381,113	0.5%
Machinery-Diversified	32,107	NM
Oil & Gas	65,904,445	79.8%
Oil & Gas Services	13,203,559	16.0%
Pipelines	1,250,373	1.5%
Transportation	93,241	0.1%
Other**	943,123	1.1%

Total	$82,606,746	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$81,663,623	$81,663,623

Total Investment Securities	$81,663,623	$81,663,623

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$43,623,403

Securities, at value	81,663,623

Total Investment Securities, at value	81,663,623
Dividends receivable	50,548
Receivable for capital shares issued	39,888
Receivable for investments sold	1,320,226
Prepaid expenses	212

Total Assets	83,074,497

Liabilities:
Cash overdraft	261,106
Payable for capital shares redeemed	35,405
Advisory fees payable	40,581
Management services fees payable	5,411
Administration fees payable	2,813
Administrative services fees payable	31,828
Distribution fees payable	25,367
Trustee fees payable	220
Transfer agency fees payable	8,285
Fund accounting fees payable	5,626
Compliance services fees payable	1,194
Other accrued expenses	49,915

Total Liabilities	467,751

Net Assets	$82,606,746

Net Assets consist of:
Capital	$60,513,797
Accumulated net investment income (loss)	304,297
Accumulated net realized gains (losses) on investments	(16,251,568)
Net unrealized appreciation (depreciation) on investments	38,040,220

Net Assets	$82,606,746

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,083,792

Net Asset Value (offering and redemption price per share)	$39.64

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,587,309
Interest	214

Total Investment Income	1,587,523

Expenses:
Advisory fees	578,022
Management services fees	77,069
Administration fees	32,203
Transfer agency fees	49,056
Administrative services fees	254,283
Distribution fees	192,674
Custody fees	11,895
Fund accounting fees	66,523
Trustee fees	995
Compliance services fees	984
Other fees	129,278

Total Gross Expenses before reductions	1,392,982
Less Expenses reduced by the Advisor	(109,756)

Total Net Expenses	1,283,226

Net Investment Income (Loss)	304,297

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,363,932)
Net realized gains (losses) on swap agreements	493,240
Change in net unrealized appreciation/depreciation on investments	13,491,193

Net Realized and Unrealized Gains (Losses) on Investments	7,620,501

Change in Net Assets Resulting from Operations	$7,924,798

See accompanying notes to the financial statements.

29

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$304,297	$(374,733)
Net realized gains (losses) on investments	(5,870,692)	12,673,742
Change in net unrealized appreciation/depreciation on investments	13,491,193	(71,661,438)

Change in net assets resulting from operations	7,924,798	(59,362,429)

Distributions to Shareholders From:
Net realized gains on investments	(9,120,883)	(9,481,205)

Change in net assets resulting from distributions	(9,120,883)	(9,481,205)

Capital Transactions:
Proceeds from shares issued	105,987,598	253,051,037
Dividends reinvested	9,120,883	9,481,205
Value of shares redeemed	(97,981,112)	(321,884,024)

Change in net assets resulting from capital transactions	17,127,369	(59,351,782)

Change in net assets	15,931,284	(128,195,416)
Net Assets:
Beginning of period	66,675,462	194,870,878

End of period	$82,606,746	$66,675,462

Accumulated net investment income (loss)	$304,297	$—

Share Transactions:
Issued	2,684,278	4,116,122
Reinvested	236,660	177,650
Redeemed	(2,553,632)	(5,499,141)

Change in shares	367,306	(1,205,369)

See accompanying notes to the financial statements.

30

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$38.84	$66.69	$51.51	$47.02	$36.63

Investment Activities:
Net investment income (loss)(a)	0.15	(0.15)	(0.17)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	5.73	(23.29)	16.79	9.13	11.64

Total income (loss) from investment activities	5.88	(23.44)	16.62	9.05	11.49

Distributions to Shareholders From:
Net realized gains on investments	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Net Asset Value, End of Period	$39.64	$38.84	$66.69	$51.51	$47.02

Total Return	15.50%	(36.95)%	32.48%	20.63%	31.31%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.73%	1.71%	1.76%	1.86%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.86%
Net investment income (loss)	0.39%	(0.25)%	(0.30)%	(0.15)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$82,607	$66,675	$194,871	$144,216	$148,466
Portfolio turnover rate(b)	109%	147%	180%	166%	298%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

31

PROFUNDS VP

Notes to Financial Statements
December 31, 2009

1.

Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). Each ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value.

Derivatives (e.g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

32

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of December 31, 2009, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The ProFunds VP may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2009, there were no short sale transactions.

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2009, the ProFunds VP did not hold any when-issued securities.

33

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

34

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Options

The ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple.The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2009 are exchange traded.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index selected, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Swap Agreements

The ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

35

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against nonpayment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of December 31, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
Primary Risk		Assets and	Total	Assets and	Total
Exposure	Fund	Liabilities Location	Fair Value*	Liabilities Location	Fair Value*

Equity Contracts	ProFund VP Japan	Variation margin on	$740,853	Unrealized loss on	$—
	ProFund VP UltraMid-Cap	futures contracts	274,810	swap agreements	608,229
	ProFund VP Oil & Gas		—		—

*	Total Fair Value is presented by Primary Risk Exposure. For swap agreements, such amounts represent the unrealized gain (for asset derivatives) or loss (for liability derivatives). For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

36

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The following is the effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2009:
			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Japan	Net realized gains (losses)	$190,104	$285,682
	ProFund VP UltraMid-Cap	on investment securities*,	5,862,222	(1,387,529)
	ProFund VP Oil & Gas	futures contracts and	493,240	2,399
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

*	For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP intends to declare and distribute net investment income at least annually. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

37

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

3.

Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion, 0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees.As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $171,000 ($342,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the year ended December 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFundVP.

38

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Small-Cap Value	$4,722	$64,946	$82,762	$51,221	$203,651
ProFund VP Japan	5,380	—	15,335	8,004	28,719
ProFund VP UltraMid-Cap	—	14,268	49,741	20,594	84,603
ProFund VP Oil & Gas	62,332	45,630	155,284	76,632	339,878

4.

Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

	Purchases	Sales

ProFund VP Small-Cap Value	$80,220,963	$79,223,236
ProFund VP UltraMid-Cap	38,789,557	36,019,500
ProFund VP Oil & Gas	96,847,483	80,727,471

5.

Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions.The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified.With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

39

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage.While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires
	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Small-Cap Value	$—	$—	$8,197,734	$3,907,712	$12,105,446
ProFund VP Japan	1,757,204	5,078,522	7,199,827	—	14,035,553
ProFund VP UltraMid-Cap	—	—	21,494,654	—	21,494,654
ProFund VP Oil & Gas	—	—	—	1,504,513	1,504,513

As of the tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/13	Total

ProFund VP Japan	$67,341	$92,208	$—	$159,549
ProFund VP UltraMid-Cap	309,480	—	—	309,480
ProFund VP Oil & Gas	1,712,692	506,983	506,983	2,726,658

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Small-Cap Value	$81,880	$—	$81,880
ProFund VP Japan	65,646	—	65,646
ProFund VP UltraMid-Cap	12,162	—	12,162
ProFund VP Oil & Gas	—	9,120,883	9,120,883

40

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008, were as follows:

			Total
	Ordinary	Net Long-Term	Distributions
	Income	Gains	Paid

ProFund VP Small-Cap Value	$—	$3,171,170	$3,171,170
ProFund VP Japan	1,770,821	—	1,770,821
ProFund VP UltraMid-Cap	399,998	—	399,998
ProFund VP Oil & Gas	1,331,546	8,149,659	9,481,205

As of the tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Small-Cap Value	$52,497	$—	$—	$(12,105,446)	$(2,530,945)	$(14,583,894)
ProFund VP Japan	—	—	—	(14,195,102)	—	(14,195,102)
ProFund VP UltraMid-Cap	—	—	—	(21,804,134)	1,331,945	(20,472,189)
ProFund VP Oil & Gas	304,297	—	—	(4,231,171)	26,019,823	22,092,949

At December 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Small-Cap Value	$23,805,464	$5,587,445	$(8,118,390)	$(2,530,945)
ProFund VP Japan	12,274,000	—	—	—
ProFund VP UltraMid-Cap	29,972,068	4,680,627	(2,740,453)	1,940,174
ProFund VP Oil & Gas	55,643,800	38,086,952	(12,067,129)	26,019,823

41

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Small-Cap Value, ProFund VP Japan, ProFund VP UltraMid-Cap and ProFund VP Oil & Gas (four of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2010

42

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Small-Cap Value	100.00%
ProFund VP UltraMid-Cap	100.00%

For the fiscal year ended December 31, 2009, the amount of long-term capital gain designated by the Funds were as follows:

Long-Term
Capital Gain

ProFund VP Oil & Gas	$9,120,883

43

PROFUNDS VP

Board Approval of Investment Advisory Agreement
December 31, 2009
(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the“Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to its deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

44

PROFUNDS VP

Board Approval of Investment Advisory Agreement (continued)
December 31, 2009
(unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2009.The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

45

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2009 and held for the entire period from July 1, 2009 through December 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Small-Cap Value	$1,000.00	$1,241.30	$9.49	1.68%
ProFund VP Japan	1,000.00	1,046.80	8.67	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,547.50	10.79	1.68%
ProFund VP Oil & Gas	1,000.00	1,150.90	9.11	1.68%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Small-Cap Value	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas .	1,000.00	1,016.74	8.54	1.68%

*

Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

46

PROFUNDS VP

Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		to present	Managing Director (May 2007	Trust (3);
Suite 1000			to present); Directorship	ProShares
Bethesda, MD 20814			Search Group, Inc. (Executive	Trust (78)
Birth Date: 7/57			Recruitment): President
(May 2004 to May 2007).

Michael C. Wachs	Trustee	Indefinite;	Spring Mill Capital	ProFunds (112);	AMC
c/o ProFunds		October 1997	Management, LLC	Access One	Delancey
7501 Wisconsin Avenue,		to present	(Commercial Real Estate	Trust (3);	Group, Inc.
Suite 1000			Investment): Principal	ProShares
Bethesda, MD 20814			(August 2009 to Present);	Trust (78)
Birth Date: 10/61			AMC Delancey Group, Inc.
(Real Estate Development):
Executive Vice President
(January 2001 to August 2009).
Interested Trustee
Michael L. Sapir**	Trustee and	Indefinite;	Chief Executive Officer	ProFunds (112);	None
7501 Wisconsin Avenue,	Chairman	April 1997	of the Advisor (April 1997	Access One
Suite 1000	of the Board	to present	to present); ProShare	Trust (3);
Bethesda, MD 20814			Advisors LLC (November 2005	ProShares
Birth Date: 5/58			to present); ProShare	Trust (78)
Capital Management LLC
(June 2008 to present).

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to present);
Birth Date: 8/62			ProShare Capital Management
LLC (June 2008 to present).

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief Compliance
7501 Wisconsin Avenue,	Officer	September 2004 to present	Officer of the Advisor
Suite 1000			(October 2002 to present);
Bethesda, MD 20814			Counsel and Chief Compliance
Birth Date: 10/58			Officer of ProShare Advisors
LLC (December 2004 to
present); Chief Compliance Officer
of the Distributor (March 2008
to April 2009).

47

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy R. Doberman	Chief Legal Officer	Indefinite;	General Counsel of the Advisor
7501 Wisconsin Avenue,	and Secretary	June 2009 to present	and ProShare Capital
Suite 1000			Management LLC (April 2009 to
Bethesda, MD 20814			present); Managing Director
Birth Date: 3/62			Morgan Stanley Investment
Management (July 2004 to
April 2009).
Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of Regulatory
100 Summer Street,		December 2008 to present	Administration, Citi Fund
Boston, MA 02110			Services Ohio, Inc.
Birth Date: 9/70			(September 2008 to present);
Senior Counsel, MetLife, Inc.
(October 2004 to
September 2008).
Christopher E. Sabato	Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		September 2009 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc., since 2006
Birth Date: 12/68			and had been employed by Citi
Fund Services Ohio, Inc. in
various other roles since 1993.
Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		March 2006 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc.
Birth Date: 11/63			(September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

48

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P.O. Box 182800 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/09

CLASSIC PROFUNDS VP
Bull
Mid-Cap
Small-Cap
NASDAQ-100
Small-Cap Value
Asia 30
Europe 30
International
Emerging Markets
Japan

ULTRA PROFUND VP
UltraSmall-Cap

INVERSE PROFUNDS VP
Short Small-Cap
Short NASDAQ-100
Short International
Short Emerging Markets

SECTOR PROFUNDS VP
Basic Materials
Consumer Services
Financials
Oil & Gas
Pharmaceuticals
Precious Metals
Telecommunications
Utilities

NON-EQUITY PROFUNDS VP
U.S. Government Plus
Falling U.S. Dollar

MONEY MARKET PROFUND VP
Money Market

DECEMBER 31, 2009
Annual Report

i	Message from the Chairman
ii	Management Discussion of Fund Performance
Allocation of Portfolio Holdings & Index Composition,
Schedule of Portfolio Investments and Financial Statements
1	ProFund VP Bull
11	ProFund VP Mid-Cap
17	ProFund VP Small-Cap
30	ProFund VP NASDAQ-100
37	ProFund VP Small-Cap Value
46	ProFund VP Asia 30
52	ProFund VP Europe 30
58	ProFund VP International
64	ProFund VP Emerging Markets
71	ProFund VP Japan
77	ProFund VP UltraSmall-Cap
90	ProFund VP Short Small-Cap
96	ProFund VP Short NASDAQ-100
102	ProFund VP Short International
108	ProFund VP Short Emerging Markets
114	ProFund VP Basic Materials
120	ProFund VP Consumer Services
127	ProFund VP Financials
135	ProFund VP Oil & Gas
141	ProFund VP Pharmaceuticals
147	ProFund VP Precious Metals
153	ProFund VP Telecommunications
159	ProFund VP Utilities
165	ProFund VP U.S. Government Plus
171	ProFund VP Falling U.S. Dollar
177	ProFund VP Money Market

182	Notes to Financial Statements

197	Report of Independent Registered Public Accounting Firm

198	Additional Tax Information

199	Board Approval of Investment Advisory Agreement

201	Expense Examples

203	Trustees and Officers

This Page Intentionally Left Blank

Message from the Chairman

Dear Shareholder:

I am pleased to present the Annual Report to shareholders of ProFunds VP for the 12 months ended December 31, 2009.

Stocks finished strong after weak start

This year produced strong returns in most asset classes, but only after the dramatic decline in U.S. stock prices reversed direction in March 2009. Large-cap and mid-cap stocks rose 26.47% and 37.37%, respectively, as measured by the S&P 500® and S&P MidCap 400® indexes. Small-cap stocks tracked by the Russell 2000® Index advanced 27.16%1. At the same time, stock market volatility declined during the period, as measured by the CBOE VIX, a well-known volatility index, reaching lows during the fourth quarter not seen since the deepening of the financial crisis in late August 2008. The VIX ended the year at 21.68, near the low for the year.

Most U.S. sectors rose during the period, but performance varied widely. Leading sectors included internet, semiconductors, basic materials and technology sectors, all rising over 60%. Financials, telecommunications, oil and gas and pharmaceuticals rose as well, but less than the overall market. Biotech and utilities also showed smaller gains.

International stocks rose for the year. Developed markets outside the U.S. and Canada rose 31.78%, as measured by the MSCI EAFE® Index. Emerging markets gained as well, rising 65.16%, as measured by the Bank of New York Mellon Emerging Markets 50 ADR Index.

Treasurys and the dollar decline

U.S. Bonds declined in price during the period, with the Long Bond declining 25.33% and the 10-year Treasury declining 10.18%, as measured by the Ryan Labs 30- and 10- Year Bond Indexes. The dollar declined 4.00% during the year against a basket of six currencies, as measured by the New York Board of Trade’s U.S. Dollar Index.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman

1All investment performance index figures above reflect total return performance. You may not invest directly in an index.

i

PROFUNDS VP

Management Discussion of Fund Performance (unaudited)

Investment Strategies and Techniques:

Each ProFund VP (each a “Fund” and collectively, the “Funds”) is designed to correspond to the performance of a daily benchmark (before fees and expenses) such as the daily price performance, the inverse of the daily price performance, a multiple of the daily price performance or a multiple of the inverse of the daily price performance, of an index or security.1 ProFund Advisors LLC (“PFA”) uses a quantitative approach in seeking to achieve the investment objective of each Fund. Using this approach, PFA determines the type, quantity and mix of investment positions that a Fund should hold to simulate the performance of its daily benchmark.2

>The Funds do not seek to provide correlation with their benchmarks over any period of time other than daily, and do not seek to take defensive positions in unfavorable markets.

Factors that materially affected the performance of each ProFund VP during 2009:3

•

Benchmark Performance: The performance of the index underlying each Fund’s benchmark and, in turn, the factors and market conditions affecting that index are the principal factors driving fund performance.[4] Please see below for a discussion of market conditions which affected the performance of the Funds and their various benchmark indexes.

•

The Impact of Leverage on the Funds’ Performance: The performance of those Funds that seek daily investment results (before fees and expenses) of greater than 100% or –100% of the daily performance of an index was impacted proportionately more by the daily performance of the Funds’ underlying indexes than those Funds that seek daily investment results (before fees and expenses) of 100% or –100% of the daily performance of an index. The performance of those Funds that seek daily investment results (before fees and expenses) of –100%, –125%, or –200% was inversely impacted by the daily performance of the Funds’ underlying indexes.

•

Compounding of Daily Returns and Volatility: Leveraged and Inverse ProFunds VP are designed to provide a multiple of index returns (e.g. 200%, –200%, –125%, –100%) for a single day only. For longer periods, performance may be greater than or less than the one day target times the index return. This is due to the effects of compounding, a universal mathematical concept that applies to all investments, but has a magnified effect on leverage funds. Compounding generally increases returns in upward trending low volatility markets and generally decreases losses in downward trending low volatility markets. In volatile periods, compounding reduces returns and increases losses.

•

Cost of Obtaining Leverage and Inverse Exposure: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was negatively impacted by costs associated with leveraging. Inverse Funds generally benefited from financing related factors associated with the use of leveraged investment techniques. For Inverse Funds, this benefit can be offset in part or in whole by the costs associated with obtaining short exposure.

•

Equity Dividends and Bond Yields: The performance of Funds with an investment objective that is a positive multiple of a benchmark index was positively impacted by capturing a multiple of the dividend or income yield associated with the benchmark index. Inverse Funds were negatively impacted by virtue of effectively having to pay out a multiple of the dividend or income yield associated with the benchmark index.

•

Fees, expenses, and transaction costs: Fees and expenses are listed in the financial statements of each Fund and may generally be higher and thus have a more negative impact on performance than compared to many traditional index-based funds. Additionally, high levels of shareholder purchase and redemption activity and use of leverage may lead to commensurate increases in portfolio transactions and transaction costs which negatively impact the daily NAV of each Fund. Transaction costs are not reflected in the Funds expense ratio. Transaction costs are generally higher for Funds with higher turnover and for Funds that are benchmarked to indexes or securities that are comparatively less liquid than other Funds’ benchmark indexes or securities.

[1]	Other than ProFund VP Money Market.
[2]

A benchmark can be any objective standard of investment performance that a mutual fund uses to measure its return, such as a multiple of the return of a stock index. For example, ProFund VP UltraNASDAQ-100 has a benchmark of 200% of the daily return of the NASDAQ-100 Index®.

[3]	Past performance is not a guarantee of future results.
[4]

Unlike ProFunds VP, indexes do not actually hold a portfolio of securities and/or financial instruments. Indexes and individual securities do not incur fees, expenses and transaction costs. Fees, expenses, and transaction costs incurred by ProFunds VP negatively impact the performance of the ProFunds VP. Performance for each ProFund VP will differ from the underlying index or security performance.

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Market Conditions Affecting Benchmark and Fund Performance - All ProFunds VP

General Factors Affecting Benchmark and Fund Performance:

Fifty (50) ProFunds VP were in existence for the entire period covered by this annual report. Below we review general economic factors and market events, as well as index performance, for the entire year of 2009.

Economy:

The economic environment continued to deteriorate at the onset of 2009. However, according to gross domestic product (GDP) data, the severe recession endured by the U.S. ended sometime during the second or third quarter when key components such as housing, retail sales, exports, and factory shipments stabilized. Overall, real GDP was down –2.4% in 2009.

The unemployment rate increased steadily throughout the year to 10% in December. Over the past twelve months the Consumer Price Index for All Urban Consumers rose 2.7%. The larger increase this year was primarily due to the energy index component, which rose 18.2% after falling 21.3% in 2008. Single family home sales rose 5%, helped by government support, but the single-family home median price was down 11.9% from 2008. Distressed homes accounted for 36% of total sales last year.

The Federal Reserve implemented a number of emergency lending programs designed to support the liquidity of financial institutions and foster improved conditions in financial markets. The U.S. Government sold a record $2.1 trillion of debt to help fund stimulus programs and bailouts. The Federal Open Market Committee maintained the target range for the federal funds rate at 0.00% to 0.25% throughout the year. The Treasury took several key steps during the second quarter to assist the domestic automotive industry in becoming financially viable, but both Chrysler and General Motors filed for bankruptcy protection.

The Troubled Asset Relief Program (TARP), put in place in 2008 to address the subprime mortgage crisis, saw the first repayments at the end of the first quarter 2009. Throughout the rest of the year major banking organizations raised substantial amounts of new common equity in public markets and took other steps to improve their capital bases and this allowed them to repay TARP loans. On a cumulative basis, financial institutions repaid during the year about $162 billion of capital.

Credit markets benefited from Government intervention. High yield, corporate bonds, and junk bonds surged in 2009 as investors looked toward riskier assets. U.S. Treasuries, however, sagged due to the reversal of the “flight to quality” that occurred in 2008. The most recently issued 30-year U.S. Treasury Bond fell 25.33% in 2009, as measured by the Ryan Labs 30 Year Treasury Index.

Precious metals delivered a strong performance during the period. Gold was up 25.04%, its ninth year of positive performance. The U.S. Dollar extended losses, weakening –2.49% against the Euro, –9.70% and against the Pound, and –13.59% against the Canadian Dollar. It strengthened 2.63% against the Japanese Yen.

Index Performance2:

For the one year period ending December 31, 2009, the U.S. equity market posted positive returns as measured by various broad-market indexes. The best known measure of U.S. large cap stocks, the S&P 500 Index was up +26.47% for the period. The S&P MidCap 400 Index was up +37.37%, the Dow Jones Industrial Average increased +22.70%, the Russell 2000 Index increased +27.16%, and the NASDAQ-100 Index was up +54.63% for the year.

There are 17 ProFunds VP sector funds. Certain sectors of the market saw performances that deviated significantly from the broader market performances. Of the offered Sector ProFunds VP, only Banks had a negative performance in 2009, posting a return of –1.02%, as measured by the Dow Jones Total Market Indexes. Sectors that significantly outperformed the broad markets included Internet (+80.28%), Semiconductors (+66.98%), Basic Materials (+65.51%), and Technology (+64.48%). Sectors substantially underperforming the broad market were Banks (–1.02%), Biotechnology (+5.13%), Telecommunications (+9.86%), and Utilities (+12.58%). The remaining sectors posted less dramatic returns. Outperforming the S&P 500 Index were Precious Metals (+37.58%), Consumer Services (+33.68%), and Real Estate (+30.81%). Underperforming the S&P 500 Index were Financials (+17.11%), Oil & Gas (+17.26%), Pharmaceuticals (+19.09%), Health Care (+21.71%), Consumer Goods (+23.86%) and Industrials (+26.07%).

Both growth and value styles, as represented by the S&P/Citigroup style indexes, experienced positive returns. Based on these indices, Growth outperformed Value throughout the capitalization spectrum: Small-Cap Growth +28.34% versus Small-Cap Value +22.85%; Mid-Cap Growth +41.22% versus Mid-Cap Value +33.75%; and Large-Cap Growth +31.58% versus Large-Cap Value +21.19%.

International equity markets posted positive returns generally outperformed the broad U.S. market indexes. In Asia, Japan’s Nikkei 225 Stock Average was up +18.37% in U.S. Dollar terms (+21.05% in yen terms). The ProFunds Asia 30 Index increased +55.78%. The Bank of New York Mellon’s Emerging Markets 50 ADR Index, with significant weights in companies from Brazil, South Korea, China, Mexico, and Taiwan, was up +65.16%. The MSCI EAFE Index (Europe, Australasia, and Far East), a broad measure of developed markets outside the U.S., increased +31.78%, assuming net dividends reinvested. The ProFund Europe 30 Index was up +29.50%.

ProFunds VP offers two funds benchmarked to the long end of the treasury curve, specifically the 30-year U.S. Treasury bond. Based on data from Ryan Labs, the 30-year bond returned –25.33%. One ProFund VP is benchmarked to the U.S. Dollar Index, a measure of the value of the U.S. Dollar against a basket of six currencies. The U.S. Dollar Index was down –4.00% during the period. The currencies included in the basket, in order of descending weights, are the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc.

PROFUNDS VP

Management Discussion of Fund Performance (continued) (unaudited)

Index Volatility

Daily volatility for the U.S. equity markets increased from a year ago. The volatility for the S&P 500 Index for the year 2009 was 27.27%. At a given index return level, increased volatility tends to negatively impact performance over time, as described in the previous section. The most volatile Fund benchmark indices were the Dow Jones U.S. Banks Index and the Dow Jones U.S. Real Estate Index. The least volatile were the Dow Jones U.S. Health Care Index and the Dow Jones U.S. Pharmaceuticals Index. The volatility of each index is shown below.

Underlying Index	One Year Return[5]	Index Volatility

Dow Jones U.S. Banks Index	–1.02%	79.51%
Dow Jones U.S. Real Estate Index	30.81%	65.33%
Dow Jones Precious Metals Index	37.58%	46.44%
Dow Jones U.S. Financials Index	17.11%	59.78%
Bank of New York Mellon Emerging Markets 50 ADR Index	65.16%	37.58%
ProFunds Asia 30 Index	55.78%	39.56%
Dow Jones U.S. Basic Materials Index	65.51%	40.79%
Dow Jones U.S. Oil & Gas Index	17.26%	33.73%
Dow Jones U.S. Semiconductors Index	66.98%	36.93%
Russell 2000 Index	27.16%	36.22%
S&P SmallCap 600/Citigroup Value Index	22.85%	38.37%
Dow Jones Internet Composite Index	80.28%	31.33%
ProFunds Europe 30 Index	29.50%	33.02%
Nikkei 225 Stock Average[6]	18.37%	27.86%
S&P MidCap 400/Citigroup Value Index	33.75%	34.60%
Dow Jones U.S. Telecommunications Index	9.86%	25.09%
S&P 500/Citigroup Value Index	21.19%	31.02%
S&P MidCap 400 Index	37.37%	32.38%
NASDAQ-100 Index	54.63%	26.46%
S&P MidCap 400/Citigroup Growth Index	41.22%	30.54%
Dow Jones U.S. Technology Index	64.48%	28.07%
S&P 500 Index	26.47%	27.27%
Dow Jones U.S. Industrials Index	26.07%	32.61%
S&P SmallCap 600/Citigroup Growth Index	28.34%	32.29%
Dow Jones U.S. Consumer Services Index	33.68%	26.27%
S&P 500/Citigroup Growth Index	31.58%	24.62%
Dow Jones U.S. Utilities Index	12.58%	21.34%
Dow Jones Industrial Average	22.70%	24.20%
MSCI EAFE Index	31.78%	24.33%
Dow Jones U.S. Biotechnology Index	5.13%	22.73%
Dow Jones U.S. Pharmaceuticals Index	19.09%	19.81%
Dow Jones U.S. Health Care Index	21.71%	20.07%
Dow Jones U.S. Consumer Goods Index	23.86%	19.23%
U.S. Dollar Index	–4.00%	10.95%

Costs of Leveraged and Inverse Exposure

The cost (benefit) associated with obtaining leveraged (inverse) exposure varied greatly over the period. One week Libor, (the most common benchmark financing rate for the Funds) was 0.39% at the beginning of the year, dropping to 0.21% at the end of the period. Each Ultra ProFund VP essentially pays one-times this rate plus a spread, while each Short, and UltraShort ProFunds VP essentially receives two and three-times this rate respectively. Beyond basic financing rates, Inverse Funds are also negatively impacted by the costs associated with obtaining short exposure through instruments such as swaps and futures.These costs varied greatly from Index to Index with the small-cap and international indexes experiencing the highest short exposure costs.

ProFunds VP does not invest the assets of the Funds based on its view of the investment merit of a particular security or instrument of a company. In addition, ProFunds does not conduct conventional stock research or analysis; forecast stock market movements, trends or market conditions; or normally take defensive positions.

[5]
The index returns presented account for the theoretical reinvestment of dividends in the index (excluding ProFunds Europe 30 and ProFunds Asia 30 Index). Performances are total return except for the ProFunds Europe 30 Index, ProFunds Asia 30 Index, and the U.S. Dollar Index.

[6]	U.S. Dollar terms

ProFund VP Bull

The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index. For the year ended December 31, 2009, the Fund had a total return of 24.34%, compared to a total return of 26.47%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P 500 Index is a measure of large-cap U.S. stock market performance. It is a capitalization-weighted index of 500 U.S. operating companies and REITS selected by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and on an ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Apple Computer Inc (+146.90%), Microsoft Corp (+56.79%), and International Business Machines Corp (+55.54%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), General Electric Co (–6.60%), and Procter & Gamble Co (–1.92%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Bull from May 1, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Bull	5/1/2001	24.34%	–1.29%	–1.54%	1.71%	1.68%

S&P 500 Index	5/1/2001	26.47%	0.42%	0.44%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

1

PROFUNDS VP
ProFund VP Bull

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	76%
Futures Contracts	10%
Swap Agreements	14%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	2.5%
Microsoft Corp.	1.8%
Apple Computer, Inc.	1.4%
Johnson & Johnson	1.4%
Procter & Gamble Co.	1.4%

S&P 500 Index - Composition
% of Index

Consumer Non-Cyclical	23%
Financial	14%
Technology	13%
Communications	12%
Energy	12%
Industrial	10%
Consumer Cyclical	8%
Basic Materials	4%
Utilities	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks (75.5%)
	Shares	Value

3M Co. (Miscellaneous Manufacturing)	6,110	$505,114
Abbott Laboratories (Pharmaceuticals)	13,395	723,196
Abercrombie & Fitch Co.—Class A (Retail)	752	26,207
Adobe Systems, Inc.* (Software)	4,512	165,951
Advanced Micro Devices, Inc.* (Semiconductors)	4,841	46,861
Aetna, Inc. (Healthcare-Services)	3,760	119,192
Affiliated Computer Services, Inc.—Class A* (Computers)	846	50,498
AFLAC, Inc. (Insurance)	4,042	186,942
Agilent Technologies, Inc.* (Electronics)	2,961	91,998
Air Products & Chemicals, Inc. (Chemicals)	1,833	148,583
Airgas, Inc. (Chemicals)	705	33,558
AK Steel Holding Corp. (Iron/Steel)	940	20,069
Akamai Technologies, Inc.* (Internet)	1,457	36,906
Alcoa, Inc. (Mining)	8,413	135,618
Allegheny Energy, Inc. (Electric)	1,457	34,210
Allegheny Technologies, Inc. (Iron/Steel)	846	37,875
Allergan, Inc. (Pharmaceuticals)	2,632	165,842
Allstate Corp. (Insurance)	4,653	139,776
Altera Corp. (Semiconductors)	2,538	57,435
Altria Group, Inc. (Agriculture)	17,954	352,437
Amazon.com, Inc.* (Internet)	2,867	385,669
Ameren Corp. (Electric)	2,021	56,487
American Electric Power, Inc. (Electric)	4,136	143,891
American Express Co. (Diversified Financial Services)	10,293	417,072
American International Group, Inc.* (Insurance)	1,128	33,817
American Tower Corp.* (Telecommunications)	3,478	150,284
Ameriprise Financial, Inc. (Diversified Financial Services)	2,209	85,753
AmerisourceBergen Corp. (Pharmaceuticals)	2,491	64,940
Amgen, Inc.* (Biotechnology)	8,742	494,535
Amphenol Corp.—Class A (Electronics)	1,457	67,284
Anadarko Petroleum Corp. (Oil & Gas)	4,230	264,037
Analog Devices, Inc. (Semiconductors)	2,491	78,666
AON Corp. (Insurance)	2,350	90,099
Apache Corp. (Oil & Gas)	2,914	300,637
Apartment Investment and Management Co.—Class A (REIT)	987	15,713
Apollo Group, Inc.—Class A* (Commercial Services)	1,081	65,487
Apple Computer, Inc.* (Computers)	7,802	1,645,130
Applied Materials, Inc. (Semiconductors)	11,562	161,174
Archer-Daniels-Midland Co. (Agriculture)	5,546	173,645
Assurant, Inc. (Insurance)	987	29,097
AT&T, Inc. (Telecommunications)	51,183	1,434,659
Autodesk, Inc.* (Software)	1,974	50,159
Automatic Data Processing, Inc. (Software)	4,371	187,166
AutoNation, Inc.* (Retail)	799	15,301
AutoZone, Inc.* (Retail)	235	37,146
Avalonbay Communities, Inc. (REIT)	705	57,888
Avery Dennison Corp. (Household Products/Wares)	940	34,301
Avon Products, Inc. (Cosmetics/Personal Care)	3,666	115,479
Baker Hughes, Inc. (Oil & Gas Services)	2,679	108,446
Ball Corp. (Packaging & Containers)	799	41,308
Bank of America Corp. (Banks)	86,198	1,298,142
Bank of New York Mellon Corp. (Banks)	10,434	291,839
Bard (C.R.), Inc. (Healthcare-Products)	799	62,242
Baxter International, Inc. (Healthcare-Products)	5,217	306,134
BB&T Corp. (Banks)	5,922	150,241
Becton, Dickinson & Co. (Healthcare-Products)	2,021	159,376
Bed Bath & Beyond, Inc.* (Retail)	2,256	87,149
Bemis Co., Inc. (Packaging & Containers)	893	26,477
Best Buy Co., Inc. (Retail)	2,961	116,841
Big Lots, Inc.* (Retail)	705	20,431
Biogen Idec, Inc.* (Biotechnology)	2,491	133,268
BJ Services Co. (Oil & Gas Services)	2,538	47,207
Black & Decker Corp. (Hand/Machine Tools)	517	33,517
BMC Software, Inc.* (Software)	1,551	62,195
Boeing Co. (Aerospace/Defense)	6,298	340,911
Boston Properties, Inc. (REIT)	1,175	78,807
Boston Scientific Corp.* (Healthcare-Products)	13,066	117,594
Bristol-Myers Squibb Co. (Pharmaceuticals)	14,805	373,826
Broadcom Corp.—Class A* (Semiconductors)	3,713	116,774
Brown-Forman Corp. (Beverages)	940	50,356
Burlington Northern Santa Fe Corp. (Transportation)	2,256	222,487
C.H. Robinson Worldwide, Inc. (Transportation)	1,410	82,809
CA, Inc. (Software)	3,431	77,060
Cabot Oil & Gas Corp. (Oil & Gas)	893	38,926
Cameron International Corp.* (Oil & Gas Services)	2,115	88,407
Campbell Soup Co. (Food)	1,645	55,601
Capital One Financial Corp. (Diversified Financial Services)	3,901	149,564
Cardinal Health, Inc. (Pharmaceuticals)	3,102	100,008

See accompanying notes to the financial statements.

2

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

CareFusion Corp.* (Healthcare-Products)	1,504	$37,615
Carnival Corp.—Class A* (Leisure Time)	3,760	119,154
Caterpillar, Inc. (Machinery-Construction & Mining)	5,358	305,352
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	2,303	31,252
CBS Corp.—Class B (Media)	5,828	81,883
Celgene Corp.* (Biotechnology)	3,948	219,825
CenterPoint Energy, Inc. (Electric)	3,384	49,102
CenturyTel, Inc. (Telecommunications)	2,538	91,901
Cephalon, Inc.* (Pharmaceuticals)	611	38,133
CF Industries Holdings, Inc. (Chemicals)	376	34,133
Chesapeake Energy Corp. (Oil & Gas)	5,593	144,747
Chevron Corp. (Oil & Gas)	17,390	1,338,856
Chubb Corp. (Insurance)	2,961	145,622
CIGNA Corp. (Insurance)	2,350	82,884
Cincinnati Financial Corp. (Insurance)	1,410	36,998
Cintas Corp. (Textiles)	1,128	29,384
Cisco Systems, Inc.* (Telecommunications)	49,867	1,193,816
Citigroup, Inc. (Diversified Financial Services)	169,153	559,896
Citrix Systems, Inc.* (Software)	1,551	64,537
Cliffs Natural Resources, Inc. (Iron/Steel)	1,128	51,990
Clorox Co. (Household Products/Wares)	1,175	71,675
CME Group, Inc. (Diversified Financial Services)	564	189,476
CMS Energy Corp. (Electric)	1,974	30,913
Coach, Inc. (Apparel)	2,726	99,581
Coca-Cola Co. (Beverages)	20,069	1,143,933
Coca-Cola Enterprises, Inc. (Beverages)	2,726	57,791
Cognizant Technology Solutions Corp.* (Computers)	2,538	114,971
Colgate-Palmolive Co. (Cosmetics/Personal Care)	4,277	351,356
Comcast Corp.—Class A (Media)	24,722	416,813
Comerica, Inc. (Banks)	1,269	37,524
Computer Sciences Corp.* (Computers)	1,316	75,709
Compuware Corp.* (Software)	1,974	14,272
ConAgra Foods, Inc. (Food)	3,807	87,751
ConocoPhillips (Oil & Gas)	12,831	655,279
CONSOL Energy, Inc. (Coal)	1,551	77,240
Consolidated Edison, Inc. (Electric)	2,397	108,896
Constellation Brands, Inc.* (Beverages)	1,692	26,954
Constellation Energy Group, Inc. (Electric)	1,739	61,161
Corning, Inc. (Telecommunications)	13,489	260,473
Costco Wholesale Corp. (Retail)	3,760	222,479
Coventry Health Care, Inc.* (Healthcare-Services)	1,269	30,824
CSX Corp. (Transportation)	3,384	164,090
Cummins, Inc. (Machinery-Diversified)	1,739	79,751
CVS Corp. (Retail)	12,220	393,606
D.R. Horton, Inc. (Home Builders)	2,397	26,055
Danaher Corp. (Miscellaneous Manufacturing)	2,256	169,651
Darden Restaurants, Inc. (Retail)	1,175	41,207
DaVita, Inc.* (Healthcare-Services)	846	49,694
Dean Foods Co.* (Food)	1,551	27,980
Deere & Co. (Machinery-Diversified)	3,666	198,294
Dell, Inc.* (Computers)	14,899	213,950
Denbury Resources, Inc.* (Oil & Gas)	2,162	31,998
DENTSPLY International, Inc. (Healthcare-Products)	1,316	46,284
Devon Energy Corp. (Oil & Gas)	3,807	279,814
DeVry, Inc. (Commercial Services)	517	29,329
Diamond Offshore Drilling, Inc. (Oil & Gas)	564	55,509
DIRECTV—Class A* (Media)	8,272	275,871
Discover Financial Services (Diversified Financial Services)	4,700	69,137
Dominion Resources, Inc. (Electric)	5,170	201,216
Dover Corp. (Miscellaneous Manufacturing)	1,598	66,493
Dr. Pepper Snapple Group, Inc. (Beverages)	2,162	61,185
DTE Energy Co. (Electric)	1,410	61,462
Duke Energy Corp. (Electric)	11,280	194,129
Dun & Bradstreet Corp. (Software)	423	35,689
E* TRADE Financial Corp.* (Diversified Financial Services)	13,395	23,441
E.I. du Pont de Nemours & Co. (Chemicals)	7,802	262,693
Eastman Chemical Co. (Chemicals)	611	36,807
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,303	9,719
Eaton Corp. (Miscellaneous Manufacturing)	1,410	89,704
eBay, Inc.* (Internet)	9,729	229,021
Ecolab, Inc. (Chemicals)	2,021	90,116
Edison International (Electric)	2,820	98,080
El Paso Corp. (Pipelines)	6,063	59,599
Electronic Arts, Inc.* (Software)	2,820	50,055
Eli Lilly & Co. (Pharmaceuticals)	8,742	312,177
EMC Corp.* (Computers)	17,672	308,730
Emerson Electric Co. (Electrical Components & Equipment)	6,486	276,304
Entergy Corp. (Electric)	1,598	130,780
EOG Resources, Inc. (Oil & Gas)	2,162	210,363
EQT Corp. (Oil & Gas)	1,128	49,542
Equifax, Inc. (Commercial Services)	1,081	33,392
Equity Residential Properties Trust (REIT)	2,350	79,383
Exelon Corp. (Electric)	5,687	277,924
Expedia, Inc.* (Internet)	1,786	45,918
Expeditors International of Washington, Inc. (Transportation)	1,833	63,660
Express Scripts, Inc.* (Pharmaceuticals)	2,350	203,157
Exxon Mobil Corp. (Oil & Gas)	41,172	2,807,519
Family Dollar Stores, Inc. (Retail)	1,175	32,700
Fastenal Co. (Distribution/Wholesale)	1,128	46,970
Federated Investors, Inc.—Class B (Diversified Financial Services)	752	20,680
FedEx Corp. (Transportation)	2,679	223,563
Fidelity National Information Services, Inc. (Software)	2,820	66,101
Fifth Third Bancorp (Banks)	6,862	66,904
First Horizon National Corp.* (Banks)	1,880	25,192
First Solar, Inc.* (Energy-Alternate Sources)	376	50,910
FirstEnergy Corp. (Electric)	2,632	122,256
Fiserv, Inc.* (Software)	1,316	63,800
FLIR Systems, Inc.* (Electronics)	1,316	43,060
Flowserve Corp. (Machinery-Diversified)	470	44,429
Fluor Corp. (Engineering & Construction)	1,551	69,857
FMC Corp. (Chemicals)	611	34,069
FMC Technologies, Inc.* (Oil & Gas Services)	1,034	59,807
Ford Motor Co.* (Auto Manufacturers)	28,670	286,700
Forest Laboratories, Inc.* (Pharmaceuticals)	2,585	83,004
Fortune Brands, Inc. (Household Products/Wares)	1,269	54,821
FPL Group, Inc. (Electric)	3,572	188,673
Franklin Resources, Inc. (Diversified Financial Services)	1,269	133,689
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	3,713	298,117
Frontier Communications Corp. (Telecommunications)	2,679	20,923
GameStop Corp.—Class A* (Retail)	1,410	30,935
Gannett Co., Inc. (Media)	2,021	30,012
General Dynamics Corp. (Aerospace/Defense)	3,337	227,483
General Electric Co. (Miscellaneous Manufacturing)	92,355	1,397,331
General Mills, Inc. (Food)	2,820	199,684
Genuine Parts Co. (Distribution/Wholesale)	1,363	51,739
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	4,230	48,011
Genzyme Corp.* (Biotechnology)	2,256	110,567
Gilead Sciences, Inc.* (Pharmaceuticals)	7,802	337,671
Goodrich Corp. (Aerospace/Defense)	1,034	66,434
Google, Inc.—Class A* (Internet)	2,068	1,282,119
H & R Block, Inc. (Commercial Services)	2,867	64,852

See accompanying notes to the financial statements.

3

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

Halliburton Co. (Oil & Gas Services)	7,802	$234,762
Harley-Davidson, Inc. (Leisure Time)	2,021	50,929
Harman International Industries, Inc. (Home Furnishings)	564	19,898
Harris Corp. (Telecommunications)	1,128	53,636
Hartford Financial Services Group, Inc. (Insurance)	3,290	76,525
Hasbro, Inc. (Toys/Games/Hobbies)	1,034	33,150
HCP, Inc. (REIT)	2,538	77,511
Health Care REIT, Inc. (REIT)	1,034	45,827
Heinz (H.J.) Co. (Food)	2,726	116,564
Hess Corp. (Oil & Gas)	2,491	150,705
Hewlett-Packard Co. (Computers)	20,539	1,057,964
Home Depot, Inc. (Retail)	14,711	425,589
Honeywell International, Inc. (Miscellaneous Manufacturing)	6,580	257,936
Hormel Foods Corp. (Food)	564	21,686
Hospira, Inc.* (Pharmaceuticals)	1,363	69,513
Host Marriott Corp. (REIT)	5,584	65,165
Hudson City Bancorp, Inc. (Savings & Loans)	4,089	56,142
Humana, Inc.* (Healthcare-Services)	1,457	63,948
Huntington Bancshares, Inc. (Banks)	6,157	22,473
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	3,337	160,143
IMS Health, Inc. (Software)	1,551	32,664
Integrys Energy Group, Inc. (Electric)	658	27,629
Intel Corp. (Semiconductors)	47,893	977,017
Intercontinental Exchange, Inc.* (Diversified Financial Services)	611	68,615
International Business Machines Corp. (Computers)	11,374	1,488,857
International Flavors & Fragrances, Inc. (Chemicals)	658	27,070
International Game Technology (Entertainment)	2,538	47,638
International Paper Co. (Forest Products & Paper)	3,713	99,434
Interpublic Group of Cos., Inc.* (Advertising)	4,183	30,871
Intuit, Inc.* (Software)	2,726	83,715
Intuitive Surgical, Inc.* (Healthcare-Products)	329	99,792
Invesco, Ltd. (Diversified Financial Services)	3,713	87,218
Iron Mountain, Inc.* (Commercial Services)	1,551	35,301
ITT Industries, Inc. (Miscellaneous Manufacturing)	1,551	77,147
J.C. Penney Co., Inc. (Retail)	2,021	53,779
J.P. Morgan Chase & Co. (Diversified Financial Services)	34,169	1,423,822
Jabil Circuit, Inc. (Electronics)	1,645	28,574
Jacobs Engineering Group, Inc.* (Engineering & Construction)	1,034	38,889
Janus Capital Group, Inc. (Diversified Financial Services)	1,551	20,861
JDS Uniphase Corp.* (Telecommunications)	1,927	15,898
JM Smucker Co. (Food)	987	60,947
Johnson & Johnson (Healthcare-Products)	23,923	1,540,880
Johnson Controls, Inc. (Auto Parts & Equipment)	5,781	157,474
Juniper Networks, Inc.* (Telecommunications)	4,512	120,335
Kellogg Co. (Food)	2,162	115,018
KeyCorp (Banks)	7,614	42,258
Kimberly-Clark Corp. (Household Products/Wares)	3,572	227,572
Kimco Realty Corp. (REIT)	3,478	47,057
King Pharmaceuticals, Inc.* (Pharmaceuticals)	2,115	25,951
KLA -Tencor Corp. (Semiconductors)	1,457	52,685
Kohls Corp.* (Retail)	2,632	141,944
Kraft Foods, Inc. (Food)	12,784	347,469
Kroger Co. (Food)	5,640	115,789
L-3 Communications Holdings, Inc. (Aerospace/Defense)	987	85,820
Laboratory Corp. of America Holdings* (Healthcare-Services)	893	66,832
Legg Mason, Inc. (Diversified Financial Services)	1,363	41,108
Leggett & Platt, Inc. (Miscellaneous Manufacturing)	1,316	26,846
Lennar Corp.—Class A (Home Builders)	1,363	17,406
Leucadia National Corp.* (Holding Companies-Diversified)	1,645	39,135
Lexmark International, Inc.—Class A* (Computers)	658	17,095
Life Technologies Corp.* (Biotechnology)	1,504	78,554
Limited, Inc. (Retail)	2,303	44,310
Lincoln National Corp. (Insurance)	2,585	64,315
Linear Technology Corp. (Semiconductors)	1,927	58,851
Lockheed Martin Corp. (Aerospace/Defense)	2,773	208,946
Loews Corp. (Insurance)	3,102	112,758
Lorillard, Inc. (Agriculture)	1,363	109,353
Lowe ’s Cos., Inc. (Retail)	12,737	297,918
LSI Logic Corp.* (Semiconductors)	5,640	33,896
M&T Bank Corp. (Banks)	705	47,157
Macy’s, Inc. (Retail)	3,619	60,654
Marathon Oil Corp. (Oil & Gas)	6,110	190,754
Marriott International, Inc.—Class A (Lodging)	2,162	58,915
Marsh & McLennan Cos., Inc. (Insurance)	4,559	100,663
Marshall & Ilsley Corp. (Banks)	4,512	24,590
Masco Corp. (Building Materials)	3,102	42,839
Massey Energy Co. (Coal)	705	29,617
MasterCard, Inc.—Class A (Software)	799	204,528
Mattel, Inc. (Toys/Games/Hobbies)	3,102	61,978
McAfee, Inc.* (Internet)	1,363	55,297
McCormick & Co., Inc. (Food)	1,128	40,755
McDonald’s Corp. (Retail)	9,353	584,001
McGraw-Hill Cos., Inc. (Media)	2,726	91,348
McKesson Corp. (Commercial Services)	2,303	143,937
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,739	75,994
MeadWestvaco Corp. (Forest Products & Paper)	1,457	41,714
Medco Health Solutions, Inc.* (Pharmaceuticals)	4,136	264,332
Medtronic, Inc. (Healthcare-Products)	9,588	421,680
MEMC Electronic Materials, Inc.* (Semiconductors)	1,927	26,246
Merck & Co., Inc. (Pharmaceuticals)	26,461	966,885
Meredith Corp. (Media)	282	8,700
MetLife, Inc. (Insurance)	7,097	250,879
MetroPCS Communications, Inc.* (Telecommunications)	2,256	17,213
Microchip Technology, Inc. (Semiconductors)	1,551	45,072
Micron Technology, Inc.* (Semiconductors)	7,332	77,426
Microsoft Corp. (Software)	66,975	2,042,068
Millipore Corp.* (Biotechnology)	470	34,005
Molex, Inc. (Electrical Components & Equipment)	1,175	25,321
Molson Coors Brewing Co.—Class B (Beverages)	1,363	61,553
Monsanto Co. (Agriculture)	4,700	384,225
Monster Worldwide, Inc.* (Internet)	1,081	18,809
Moody’s Corp. (Commercial Services)	1,692	45,346
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	11,750	347,800
Motorola, Inc.* (Telecommunications)	20,022	155,371
Murphy Oil Corp. (Oil & Gas)	1,645	89,159
Mylan Laboratories, Inc.* (Pharmaceuticals)	2,632	48,508
Nabors Industries, Ltd.* (Oil & Gas)	2,444	53,499
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	1,269	25,152
National Semiconductor Corp. (Semiconductors)	2,021	31,043
National-Oilwell Varco, Inc. (Oil & Gas Services)	3,619	159,562
NetApp, Inc.* (Computers)	2,914	100,212
Newell Rubbermaid, Inc. (Housewares)	2,397	35,979
Newmont Mining Corp. (Mining)	4,230	200,121
News Corp.—Class A (Media)	19,505	267,023
Nicor, Inc. (Gas)	376	15,830
NIKE, Inc.—Class B (Apparel)	3,337	220,476
NiSource, Inc. (Electric)	2,350	36,143

See accompanying notes to the financial statements.

4

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

Noble Energy, Inc. (Oil & Gas)	1,504	$107,115
Nordstrom, Inc. (Retail)	1,410	52,988
Norfolk Southern Corp. (Transportation)	3,149	165,071
Northeast Utilities System (Electric)	1,504	38,788
Northern Trust Corp. (Banks)	2,068	108,363
Northrop Grumman Corp. (Aerospace/Defense)	2,679	149,622
Novell, Inc.* (Software)	3,008	12,483
Novellus Systems, Inc.* (Semiconductors)	799	18,649
Nucor Corp. (Iron/Steel)	2,726	127,168
NVIDIA Corp.* (Semiconductors)	4,794	89,552
NYSE Euronext (Diversified Financial Services)	2,209	55,888
O’Reilly Automotive, Inc.* (Retail)	1,175	44,791
Occidental Petroleum Corp. (Oil & Gas)	7,003	569,694
Office Depot, Inc.* (Retail)	2,350	15,158
Omnicom Group, Inc. (Advertising)	2,679	104,883
Oracle Corp. (Software)	33,887	831,587
Owens-Illinois, Inc.* (Packaging & Containers)	1,457	47,892
PACCAR, Inc. (Auto Manufacturers)	3,149	114,214
Pactiv Corp.* (Packaging & Containers)	1,128	27,230
Pall Corp. (Miscellaneous Manufacturing)	987	35,729
Parker Hannifin Corp. (Miscellaneous Manufacturing)	1,363	73,438
Patterson Cos., Inc.* (Healthcare-Products)	799	22,356
Paychex, Inc. (Commercial Services)	2,773	84,965
Peabody Energy Corp. (Coal)	2,303	104,119
People’s United Financial, Inc. (Banks)	3,008	50,234
Pepco Holdings, Inc. (Electric)	1,880	31,678
PepsiCo, Inc. (Beverages)	13,536	822,989
PerkinElmer, Inc. (Electronics)	987	20,322
Pfizer, Inc. (Pharmaceuticals)	69,983	1,272,991
PG&E Corp. (Electric)	3,196	142,701
Philip Morris International, Inc. (Commercial Services)	16,497	794,990
Pinnacle West Capital Corp. (Electric)	846	30,947
Pioneer Natural Resources Co. (Oil & Gas)	987	47,544
Pitney Bowes, Inc. (Office/Business Equipment)	1,786	40,649
Plum Creek Timber Co., Inc. (Forest Products & Paper)	1,410	53,242
PNC Financial Services Group (Banks)	3,995	210,896
Polo Ralph Lauren Corp. (Apparel)	470	38,061
PPG Industries, Inc. (Chemicals)	1,410	82,541
PPL Corp. (Electric)	3,243	104,781
Praxair, Inc. (Chemicals)	2,632	211,376
Precision Castparts Corp. (Metal Fabricate/Hardware)	1,175	129,661
Priceline.com, Inc.* (Internet)	376	82,156
Principal Financial Group, Inc. (Insurance)	2,726	65,533
Procter & Gamble Co. (Cosmetics/Personal Care)	25,333	1,535,940
Progress Energy, Inc. (Electric)	2,397	98,301
Progressive Corp.* (Insurance)	5,828	104,846
ProLogis (REIT)	4,089	55,978
Prudential Financial, Inc. (Insurance)	3,995	198,791
Public Service Enterprise Group, Inc. (Electric)	4,371	145,336
Public Storage, Inc. (REIT)	1,175	95,704
Pulte Homes, Inc.* (Home Builders)	2,726	27,260
QLogic Corp.* (Semiconductors)	987	18,625
Qualcomm, Inc. (Telecommunications)	14,476	669,660
Quanta Services, Inc.* (Commercial Services)	1,786	37,220
Quest Diagnostics, Inc. (Healthcare-Services)	1,316	79,460
Questar Corp. (Pipelines)	1,504	62,521
Qwest Communications International, Inc. (Telecommunications)	12,878	54,216
R.R. Donnelley & Sons Co. (Commercial Services)	1,739	38,728
RadioShack Corp. (Retail)	1,081	21,080
Range Resources Corp. (Oil & Gas)	1,363	67,946
Raytheon Co. (Aerospace/Defense)	3,290	169,501
Red Hat, Inc.* (Software)	1,598	49,378
Regions Financial Corp. (Banks)	10,293	54,450
Republic Services, Inc. (Environmental Control)	2,773	78,504
Reynolds American, Inc. (Agriculture)	1,457	77,177
Robert Half International, Inc. (Commercial Services)	1,269	33,920
Rockwell Automation, Inc. (Machinery-Diversified)	1,222	57,410
Rockwell Collins, Inc. (Aerospace/Defense)	1,363	75,456
Roper Industries, Inc. (Miscellaneous Manufacturing)	799	41,844
Ross Stores, Inc. (Retail)	1,081	46,170
Rowan Cos., Inc.* (Oil & Gas)	940	21,282
Ryder System, Inc. (Transportation)	470	19,350
Safeway, Inc. (Food)	3,525	75,047
SAIC, Inc.* (Commercial Services)	2,632	49,850
Salesforce.com, Inc.* (Software)	940	69,344
SanDisk Corp.* (Computers)	1,974	57,226
Sara Lee Corp. (Food)	6,016	73,275
SCANA Corp. (Electric)	940	35,419
Schlumberger, Ltd. (Oil & Gas Services)	10,387	676,090
Scripps Networks Interactive—Class A (Entertainment)	752	31,208
Sealed Air Corp. (Packaging & Containers)	1,363	29,795
Sears Holdings Corp.* (Retail)	376	31,377
Sempra Energy (Gas)	2,115	118,398
Sherwin-Williams Co. (Chemicals)	799	49,258
Sigma-Aldrich Corp. (Chemicals)	1,034	52,248
Simon Property Group, Inc. (REIT)	2,460	196,308
SLM Corp.* (Diversified Financial Services)	4,089	46,083
Smith International, Inc. (Oil & Gas Services)	2,115	57,465
Snap-on, Inc. (Hand/Machine Tools)	470	19,862
Southern Co. (Electric)	6,909	230,208
Southwest Airlines Co. (Airlines)	6,392	73,061
Southwestern Energy Co.* (Oil & Gas)	2,961	142,720
Spectra Energy Corp. (Pipelines)	5,593	114,712
Sprint Nextel Corp.* (Telecommunications)	25,756	94,267
St. Jude Medical, Inc.* (Healthcare-Products)	2,867	105,448
Staples, Inc. (Retail)	6,251	153,712
Starbucks Corp.* (Retail)	6,439	148,483
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,598	58,439
State Street Corp. (Banks)	4,277	186,221
Stericycle, Inc.* (Environmental Control)	705	38,895
Stryker Corp. (Healthcare-Products)	2,444	123,104
Sun Microsystems, Inc.* (Computers)	6,533	61,214
Sunoco, Inc. (Oil & Gas)	987	25,761
SunTrust Banks, Inc. (Banks)	4,324	87,734
SuperValu, Inc. (Food)	1,833	23,297
Symantec Corp.* (Internet)	7,003	125,284
Sysco Corp. (Food)	5,123	143,137
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,209	117,629
Target Corp. (Retail)	6,486	313,728
TECO Energy, Inc. (Electric)	1,833	29,731
Tellabs, Inc.* (Telecommunications)	3,337	18,954
Tenet Healthcare Corp.* (Healthcare-Services)	3,713	20,013
Teradata Corp.* (Computers)	1,457	45,794
Teradyne, Inc.* (Semiconductors)	1,504	16,138
Tesoro Petroleum Corp. (Oil & Gas)	1,175	15,921
Texas Instruments, Inc. (Semiconductors)	10,857	282,933
Textron, Inc. (Miscellaneous Manufacturing)	2,350	44,204
The AES Corp.* (Electric)	5,781	76,945
The Charles Schwab Corp. (Diversified Financial Services)	8,225	154,794
The Dow Chemical Co. (Chemicals)	9,917	274,007
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	987	47,731
The Gap, Inc. (Retail)	4,089	85,665
The Goldman Sachs Group, Inc. (Diversified Financial Services)	4,418	745,935

See accompanying notes to the financial statements.

5

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

Common Stocks, continued
	Shares	Value

The Goodyear Tire & Rubber Co.* (Auto Parts & Equipment)	2,068	$29,159
The Hershey Co. (Food)	1,410	50,464
The New York Times Co.—Class A* (Media)	987	12,199
The Pepsi Bottling Group, Inc. (Beverages)	1,222	45,825
The Stanley Works (Hand/Machine Tools)	658	33,894
The Travelers Cos., Inc. (Insurance)	4,700	234,342
The Williams Cos., Inc. (Pipelines)	5,029	106,011
Thermo Fisher Scientific, Inc.* (Electronics)	3,525	168,107
Tiffany & Co. (Retail)	1,034	44,462
Time Warner Cable, Inc. (Media)	3,055	126,446
Time Warner, Inc. (Media)	10,105	294,460
Titanium Metals Corp.* (Mining)	705	8,827
TJX Cos., Inc. (Retail)	3,619	132,274
Torchmark Corp. (Insurance)	705	30,985
Total System Services, Inc. (Software)	1,692	29,221
Tyson Foods, Inc.—Class A (Food)	2,632	32,295
U.S. Bancorp (Banks)	16,544	372,405
Union Pacific Corp. (Transportation)	4,371	279,307
United Parcel Service, Inc.—Class B (Transportation)	8,601	493,439
United States Steel Corp. (Iron/Steel)	1,222	67,357
United Technologies Corp. (Aerospace/Defense)	8,131	564,373
UnitedHealth Group, Inc. (Healthcare-Services)	10,058	306,568
UnumProvident Corp. (Insurance)	2,867	55,964
V.F. Corp. (Apparel)	752	55,076
Valero Energy Corp. (Oil & Gas)	4,888	81,874
Varian Medical Systems, Inc.* (Healthcare-Products)	1,034	48,443
Ventas, Inc. (REIT)	1,316	57,562
VeriSign, Inc.* (Internet)	1,645	39,875
Verizon Communications, Inc. (Telecommunications)	24,628	815,926
Viacom, Inc.—Class B* (Media)	5,264	156,499
Visa, Inc.—Class A (Commercial Services)	3,854	337,071
Vornado Realty Trust (REIT)	1,316	92,041
Vulcan Materials Co. (Building Materials)	1,081	56,936
W.W. Grainger, Inc. (Distribution/Wholesale)	517	50,061
Wal-Mart Stores, Inc. (Retail)	18,471	987,275
Walgreen Co. (Retail)	8,554	314,103
Walt Disney Co. (Media)	16,544	533,544
Washington Post Co.—Class B (Media)	47	20,661
Waste Management, Inc. (Environmental Control)	4,230	143,016
Waters Corp.* (Electronics)	799	49,506
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	893	35,372
WellPoint, Inc.* (Healthcare-Services)	3,948	230,129
Wells Fargo & Co. (Banks)	44,321	1,196,224
Western Digital Corp.* (Computers)	1,927	85,077
Western Union Co. (Commercial Services)	5,969	112,516
Weyerhaeuser Co. (Forest Products & Paper)	1,833	79,076
Whirlpool Corp. (Home Furnishings)	611	49,283
Whole Foods Market, Inc.* (Food)	1,175	32,254
Windstream Corp. (Telecommunications)	3,760	41,322
Wisconsin Energy Corp. (Electric)	987	49,182
Wyndham Worldwide Corp. (Lodging)	1,504	30,336
Wynn Resorts, Ltd. (Lodging)	564	32,842
Xcel Energy, Inc. (Electric)	3,948	83,816
Xerox Corp. (Office/Business Equipment)	7,520	63,619
Xilinx, Inc. (Semiconductors)	2,397	60,069
XL Capital, Ltd.—Class A (Insurance)	2,961	54,275
XTO Energy, Inc. (Oil & Gas)	5,029	233,999
Yahoo!, Inc.* (Internet)	10,293	172,717
YUM! Brands, Inc. (Retail)	4,042	141,349
Zimmer Holdings, Inc.* (Healthcare-Products)	1,833	108,349
Zions Bancorp (Banks)	1,175	15,075

TOTAL COMMON STOCKS
(Cost $58,848,849)		85,651,072

Repurchase Agreements (18.7%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,270,000 (Collateralized by $3,339,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $3,335,503)	$3,270,000	3,270,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,565,000 (Collateralized by $1,598,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,597,765)	1,565,000	1,565,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $15,206,000 (Collateralized by $15,210,000 of various Federal Home Loan Bank Securities, 1.63%–3.63%, 7/27/11–9/16/11, market value $15,518,643)	15,206,000	15,206,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $456,000 (Collateralized by $465,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $466,744)	456,000	456,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $788,000 (Collateralized by $794,693 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–1/15/12, market value $803,822)	788,000	788,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,285,000)		21,285,000

TOTAL INVESTMENT SECURITIES
(Cost $80,133,849)—94.2%		106,936,072
Net other assets (liabilities)—5.8%		6,572,216

NET ASSETS—100.0%		$113,508,288

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $2,270,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $11,211,000)	202	$28,476

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P 500 Index	$3,804,669	$(42,341)
Equity Index Swap Agreement with UBS AG, based on the S&P 500 Index	13,022,607	(145,255)

See accompanying notes to the financial statements.

6

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Bull	December 31, 2009

ProFund VP Bull invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$135,754	0.1%
Aerospace/Defense	1,888,546	1.8%
Agriculture	1,096,837	1.0%
Airlines	73,061	0.1%
Apparel	413,194	0.4%
Auto Manufacturers	400,914	0.4%
Auto Parts & Equipment	186,633	0.1%
Banks	4,287,922	3.7%
Beverages	2,270,586	2.0%
Biotechnology	1,070,754	0.9%
Building Materials	99,775	0.1%
Chemicals	1,336,459	1.0%
Coal	210,976	0.2%
Commercial Services	1,906,904	1.5%
Computers	5,322,427	4.8%
Cosmetics/Personal Care	2,050,506	1.8%
Distribution/Wholesale	148,770	0.1%
Diversified Financial Services	4,831,624	4.3%
Electric	2,920,785	2.4%
Electrical Components & Equipment	301,625	0.2%
Electronics	468,851	0.4%
Energy-Alternate Sources	50,910	NM
Engineering & Construction	108,746	0.1%
Entertainment	78,846	NM
Environmental Control	260,415	0.2%
Food	1,619,013	1.4%
Forest Products & Paper	273,466	0.3%
Gas	134,228	0.1%
Hand/Machine Tools	87,273	NM
Healthcare-Products	3,199,297	2.8%
Healthcare-Services	966,660	0.9%
Holding Companies-Diversified	39,135	NM
Home Builders	70,721	NM
Home Furnishings	69,181	NM
Household Products/Wares	388,369	0.4%
Housewares	35,979	NM
Insurance	2,095,111	2.0%
Internet	2,473,771	2.1%
Iron/Steel	304,459	0.3%
Leisure Time	170,083	0.1%
Lodging	180,532	0.2%
Machinery-Construction & Mining	305,352	0.3%
Machinery-Diversified	379,884	0.4%
Media	2,315,459	2.0%
Metal Fabricate/Hardware	129,661	0.1%
Mining	642,683	0.6%
Miscellaneous Manufacturing	2,955,299	2.6%
Office/Business Equipment	104,268	0.1%
Oil & Gas	7,975,200	7.1%
Oil & Gas Services	1,431,746	1.3%
Packaging & Containers	172,702	NM
Pharmaceuticals	5,161,500	4.6%
Pipelines	342,843	0.4%
REIT	964,944	1.1%
Real Estate	31,252	NM
Retail	5,164,812	4.4%
Savings & Loans	56,142	0.1%
Semiconductors	2,249,112	2.1%
Software	4,191,973	3.8%
Telecommunications	5,208,854	4.6%
Textiles	29,384	NM
Toys/Games/Hobbies	95,128	0.1%
Transportation	1,713,776	1.6%
Other**	27,857,216	24.5%

Total	$113,508,288	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$85,651,072	$–	$85,651,072
Repurchase Agreements	–	21,285,000	21,285,000

Total Investment Securities	85,651,072	21,285,000	106,936,072

Other Financial Instruments^	28,476	(187,596)	(159,120)

Total Investments	$85,679,548	$21,097,404	$106,776,952

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

7

PROFUNDS VP
ProFund VP Bull

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$80,133,849

Securities, at value	85,651,072
Repurchase agreements, at value	21,285,000

Total Investment Securities, at value	106,936,072
Cash	1,078
Segregated cash balances with brokers for futures contracts	407,461
Dividends receivable	115,661
Receivable for capital shares issued	6,515,238
Prepaid expenses	177

Total Assets	113,975,687

Liabilities:
Payable for investments purchased	12,130
Payable for capital shares redeemed	536
Unrealized loss on swap agreements	187,596
Variation margin on futures contracts	47,218
Advisory fees payable	50,450
Management services fees payable	6,727
Administration fees payable	3,359
Administrative services fees payable	44,106
Distribution fees payable	39,147
Trustee fees payable	263
Transfer agency fees payable	9,952
Fund accounting fees payable	6,719
Compliance services fees payable	1,353
Other accrued expenses	57,843

Total Liabilities	467,399

Net Assets	$113,508,288

Net Assets consist of:
Capital	$111,426,220
Accumulated net investment income (loss)	135,672
Accumulated net realized gains (losses) on investments	(24,696,707)
Net unrealized appreciation (depreciation) on investments	26,643,103

Net Assets	$113,508,288

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	4,853,001

Net Asset Value (offering and redemption price per share)	$23.39

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,438,227
Interest	12,179

Total Investment Income	1,450,406

Expenses:
Advisory fees	591,607
Management services fees	78,880
Administration fees	33,052
Transfer agency fees	49,763
Administrative services fees	247,957
Distribution fees	197,202
Custody fees	21,150
Fund accounting fees	70,481
Trustee fees	1,066
Compliance services fees	869
Other fees	127,920

Total Gross Expenses before reductions	1,419,947
Less Expenses reduced by the Advisor	(104,894)

Total Net Expenses	1,315,053

Net Investment Income (Loss)	135,353

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	1,463,974
Net realized gains (losses) on futures contracts	84,353
Net realized gains (losses) on swap agreements	3,892,207
Change in net unrealized appreciation/depreciation on investments	10,941,234

Net Realized and Unrealized Gains (Losses) on Investments	16,381,768

Change in Net Assets Resulting from Operations	$16,517,121

See accompanying notes to the financial statements.

8

PROFUNDS VP
ProFund VP Bull

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$135,353	$686,731
Net realized gains (losses) on investments	5,440,534	(12,877,495)
Change in net unrealized appreciation/depreciation on investments	10,941,234	(33,350,958)

Change in net assets resulting from operations	16,517,121	(45,541,722)

Distributions to Shareholders From:
Net investment income	(686,731)	—
Net realized gains on investments	—	(1,550,179)

Change in net assets resulting from distributions	(686,731)	(1,550,179)

Capital Transactions:
Proceeds from shares issued	336,815,211	569,010,998
Dividends reinvested	686,731	1,550,179
Value of shares redeemed	(310,347,182)	(616,470,162)

Change in net assets resulting from capital transactions	27,154,760	(45,908,985)

Change in net assets	42,985,150	(93,000,886)
Net Assets:
Beginning of period	70,523,138	163,524,024

End of period	$113,508,288	$70,523,138

Accumulated net investment income (loss)	$135,672	$686,731

Share Transactions:
Issued	16,825,626	22,631,861
Reinvested	30,850	60,248
Redeemed	(15,728,348)	(24,259,643)

Change in shares	1,128,128	(1,567,534)

See accompanying notes to the financial statements.

9

PROFUNDS VP
ProFund VP Bull

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.93	$30.90	$30.40	$28.27	$27.59

Investment Activities:
Net investment income (loss)(a)	0.03	0.16	0.19	0.11	0.06
Net realized and unrealized gains (losses) on investments	4.57	(11.68)	0.89	3.63	0.69

Total income (loss) from investment activities	4.60	(11.52)	1.08	3.74	0.75

Distributions to Shareholders From:
Net investment income	(0.14)	—	(0.18)	(0.08)	(0.07)
Net realized gains on investments	—	(0.45)	(0.40)	(1.53)	—

Total distributions	(0.14)	(0.45)	(0.58)	(1.61)	(0.07)

Net Asset Value, End of Period	$23.39	$18.93	$30.90	$30.40	$28.27

Total Return	24.34%	(37.67)%	3.55%	13.66%	2.74%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.73%	1.67%	1.70%	1.78%
Net expenses	1.67%	1.63%	1.62%	1.67%	1.78%
Net investment income (loss)	0.17%	0.63%	0.60%	0.38%	0.21%
Supplemental Data:
Net assets, end of period (000’s)	$113,508	$70,523	$163,524	$310,894	$297,546
Portfolio turnover rate(b)	116%	259%	175%	224%	273%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

10

ProFund VP Mid-Cap

The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400® Index. For the year ended December 31, 2009, the Fund had a total return of 32.88%, compared to a total return of 37.37%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P MidCap 400 Index is a measure of mid-size company U.S. stock market performance. It is a capitalization-weighted index of 400 U.S. operating companies and REITS. Securities are selected for inclusion in the Index by an S&P committee through a non-mechanical process that factors criteria such as liquidity, price, market capitalization, financial viability, and public float. Reconstitution occurs both on a quarterly and ongoing basis.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Cree Research Inc (+252.55%), Carmax Inc (+207.74%), and Newfield Exploration Co (+144.20%), while the bottom three performers in this group were Everest Re Group Ltd (+12.53%), New York Community Bancorp (+21.32%), and Vertex Pharmaceuticals Inc (+41.05%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Mid-Cap from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Mid-Cap	8/31/2007	32.88%	–8.58%	1.84%	1.68%

S&P MidCap 400 Index	8/31/2007	37.37%	–5.58%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

11

PROFUNDS VP
ProFund VP Mid-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P MidCap 400 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	63%
Swap Agreements	37%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 Index - Composition
% of Index

Consumer Non-Cyclical	20%
Financial	18%
Industrial	18%
Consumer Cyclical	13%
Technology	8%
Energy	7%
Utilities	7%
Communications	5%
Basic Materials	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	December 31, 2009

Repurchase Agreements (95.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,240,000 (Collateralized by $2,287,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,285,025)	$2,240,000	$2,240,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,200,000 (Collateralized by $2,245,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,244,670)	2,200,000	2,200,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,521,000 (Collateralized by $2,504,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $2,577,886)	2,521,000	2,521,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,174,000 (Collateralized by $2,192,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,218,945)	2,174,000	2,174,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,185,000 (Collateralized by $2,223,400 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–12/15/11, market value $2,228,929)	2,185,000	2,185,000

TOTAL REPURCHASE AGREEMENTS
(Cost $11,320,000)		11,320,000

TOTAL INVESTMENT SECURITIES
(Cost $11,320,000)—95.6%		11,320,000
Net other assets (liabilities)—4.4%		523,844

NET ASSETS—100.0%		$11,843,844

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P MidCap 400 Futures Contract expiring 3/19/10 (Underlying notional amount at value $7,534,800)	104	$319,096

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the S&P MidCap 400 Index	$894,721	$(15,363)
Equity Index Swap Agreement with UBS AG, based on the S&P MidCap 400 Index	3,462,121	(59,521)

See accompanying notes to the financial statements.

12

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Mid-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$11,320,000	$11,320,000

Total Investment Securities	–	11,320,000	11,320,000

Other Financial Instruments^	319,096	(74,884)	244,212

Total Investments	$319,096	$11,245,116	$11,564,212

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

13

PROFUNDS VP
ProFund VP Mid-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$11,320,000

Repurchase agreements, at value	11,320,000

Total Investment Securities, at value	11,320,000
Cash	742
Segregated cash balances with brokers for futures contracts	731,120
Prepaid expenses	5

Total Assets	12,051,867

Liabilities:
Payable for capital shares redeemed	13,764
Unrealized loss on swap agreements	74,884
Variation margin on futures contracts	92,560
Advisory fees payable	6,796
Management services fees payable	906
Administration fees payable	376
Administrative services fees payable	6,448
Distribution fees payable	6,492
Trustee fees payable	29
Transfer agency fees payable	1,057
Fund accounting fees payable	751
Compliance services fees payable	88
Other accrued expenses	3,872

Total Liabilities	208,023

Net Assets	$11,843,844

Net Assets consist of:
Capital	$12,229,790
Accumulated net realized gains (losses) on investments	(630,158)
Net unrealized appreciation (depreciation) on investments	244,212

Net Assets	$11,843,844

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	488,398

Net Asset Value (offering and redemption price per share)	$24.25

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$2,470

Expenses:
Advisory fees	31,018
Management services fees	4,136
Administration fees	1,695
Transfer agency fees	2,540
Administrative services fees	10,010
Distribution fees	10,339
Custody fees	4,228
Fund accounting fees	3,446
Trustee fees	52
Compliance services fees	81
Other fees	5,057

Total Gross Expenses before reductions	72,602
Less Expenses reduced by the Advisor	(3,466)

Total Net Expenses	69,136

Net Investment Income (Loss)	(66,666)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	351,506
Net realized gains (losses) on swap agreements	593,364
Change in net unrealized appreciation/depreciation on investments	153,049

Net Realized and Unrealized Gains (Losses) on Investments	1,097,919

Change in Net Assets Resulting from Operations	$1,031,253

See accompanying notes to the financial statements.

14

PROFUNDS VP
ProFund VP Mid-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(66,666)	$(971)
Net realized gains (losses) on investments	944,870	(1,259,389)
Change in net unrealized appreciation/depreciation on investments	153,049	93,536

Change in net assets resulting from operations	1,031,253	(1,166,824)

Distributions to Shareholders From:
Net investment income	—	(8,867)

Change in net assets resulting from distributions	—	(8,867)

Capital Transactions:
Proceeds from shares issued	20,201,179	18,857,936
Dividends reinvested	—	8,867
Value of shares redeemed	(11,371,020)	(15,902,395)

Change in net assets resulting from capital transactions	8,830,159	2,964,408

Change in net assets	9,861,412	1,788,717
Net Assets:
Beginning of period	1,982,432	193,715

End of period	$11,843,844	$1,982,432

Share Transactions:
Issued	972,780	736,075
Reinvested	—	332
Redeemed	(592,980)	(634,329)

Change in shares	379,800	102,078

See accompanying notes to the financial statements.

15

PROFUNDS VP
ProFund VP Mid-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$18.25	$29.71	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.35)	(0.01)	0.30
Net realized and unrealized gains (losses) on investments	6.35	(11.36)	(0.59)

Total income (loss) from investment activities	6.00	(11.37)	(0.29)

Distributions to Shareholders From:
Net investment income	—	(0.09)	—

Net Asset Value, End of Period	$24.25	$18.25	$29.71

Total Return	32.88%	(38.37)%	(0.97)% (c)

Ratios to Average Net Assets:
Gross expenses(d)	1.75%	1.84%	2.02%
Net expenses(d)	1.67%	1.63%	1.63%
Net investment income (loss)(d)	(1.61)%	(0.05)%	2.98%

Supplemental Data:
Net assets, end of period (000’s)	$11,844	$1,982	$194
Portfolio turnover rate(e)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

16

ProFund VP Small-Cap

The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000® Index. For the year ended December 31, 2009, the Fund had a total return of 26.14%, compared to a total return of 27.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), 3Com Corp (+228.95%), and Skyworks Solutions Inc (+156.14%), while the bottom three performers in this group were UAL Corp (+17.15%), Solera Holdings Inc (+49.42%), and Bally Technologies Inc (+71.83%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap from May 1, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap	5/1/2001	26.14%	–1.24%	1.69%	1.63%	1.63%

Russell 2000 Index	5/1/2001	27.16%	0.53%	4.25%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

17

PROFUNDS VP
ProFund VP Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	6%
Swap Agreements	95%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Human Genome Sciences, Inc.	NM
Regal-Beloit Corp.	NM
Domtar Corp.	NM
3Com Corp.	NM
Tupperware Corp.	NM

NM Not meaningful, amount is less than 0.05%.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	4%
Utilities	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks (6.4%)
	Shares	Value

1st Source Corp. (Banks)	10	$161
3Com Corp.* (Telecommunications)	126	945
3PAR, Inc.* (Computers)	14	166
99 Cents Only Stores* (Retail)	20	261
AAON, Inc. (Building Materials)	20	390
AAR Corp.* (Aerospace/Defense)	20	460
ABIOMED, Inc.* (Healthcare-Products)	24	210
ABM Industries, Inc. (Commercial Services)	20	413
Acco Brands Corp.* (Household Products/Wares)	28	204
ACI Worldwide, Inc.* (Software)	16	274
Acme Packet, Inc.* (Telecommunications)	16	176
Acorda Therapeutics, Inc.* (Biotechnology)	14	353
Actuant Corp.—Class A (Miscellaneous Manufacturing)	30	556
Acuity Brands, Inc. (Miscellaneous Manufacturing)	18	642
Acxiom Corp.* (Software)	34	456
Adaptec, Inc.* (Telecommunications)	84	281
ADC Telecommunications, Inc.* (Telecommunications)	38	236
Administaff, Inc. (Commercial Services)	12	283
ADTRAN, Inc. (Telecommunications)	22	496
Advisory Board Co.* (Commercial Services)	10	307
Affymax, Inc.* (Biotechnology)	8	198
Affymetrix, Inc.* (Biotechnology)	36	210
Aircastle, Ltd. (Trucking & Leasing)	26	256
AirTran Holdings, Inc.* (Airlines)	42	219
Alaska Air Group, Inc.* (Airlines)	14	484
Alaska Communications Systems Group, Inc. (Telecommunications)	32	255
Albany International Corp.—Class A (Machinery-Diversified)	22	494
Alexander’s, Inc.* (REIT)	2	609
Align Technology, Inc.* (Healthcare-Products)	24	428
Alkermes, Inc.* (Pharmaceuticals)	32	301
Allied Capital Corp.* (Investment Companies)	58	209
Allied Nevada Gold Corp.* (Mining)	16	241
Allos Therapeutics, Inc.* (Pharmaceuticals)	30	197
AMAG Pharmaceuticals, Inc.* (Biotechnology)	6	228
Ambac Financial Group, Inc.* (Insurance)	124	103
AMCOL International Corp. (Mining)	12	341
American Campus Communities, Inc. (REIT)	22	618
American Dairy, Inc.* (Food)	4	87
American Ecology Corp. (Environmental Control)	14	239
American Greetings Corp.—Class A (Household Products/Wares)	14	305
American Italian Pasta Co.—Class A* (Food)	8	278
American Medical Systems Holdings, Inc.* (Healthcare-Products)	24	463
American Public Education, Inc.* (Commercial Services)	6	206
American Reprographics Co.* (Software)	24	168
AMERIGROUP Corp.* (Healthcare-Services)	18	485
Amerisafe, Inc.* (Insurance)	16	288
Ameristar Casinos, Inc. (Lodging)	10	152
Ameron International Corp. (Miscellaneous Manufacturing)	4	254
Amkor Technology, Inc.* (Semiconductors)	50	358
AMN Healthcare Services, Inc.* (Commercial Services)	46	417
ANADIGICS, Inc.* (Semiconductors)	34	143
Analogic Corp. (Electronics)	6	231
AngioDynamics, Inc.* (Healthcare-Products)	16	257
Anixter International, Inc.* (Telecommunications)	12	565
AnnTaylor Stores Corp.* (Retail)	22	300
Apogee Enterprises, Inc. (Building Materials)	20	280
Apollo Investment Corp. (Investment Companies)	62	591
Applied Industrial Technologies, Inc. (Machinery-Diversified)	16	353
Applied Micro Circuits Corp.* (Semiconductors)	30	224
Arch Chemicals, Inc. (Chemicals)	16	494
ArcSight, Inc.* (Telecommunications)	8	205
Ardea Biosciences, Inc.* (Pharmaceuticals)	10	140
Arena Pharmaceuticals, Inc.* (Biotechnology)	40	142
Arena Resources, Inc.* (Oil & Gas)	18	776
Ares Capital Corp. (Investment Companies)	38	473
Argo Group International Holdings, Ltd.* (Insurance)	20	583
Argon ST, Inc.* (Aerospace/Defense)	12	261
Ariba, Inc.* (Internet)	36	451
Arkansas Best Corp. (Transportation)	12	353
ArQule, Inc.* (Biotechnology)	30	111
Array BioPharma, Inc.* (Pharmaceuticals)	56	157
Arris Group, Inc.* (Telecommunications)	44	503
Art Technology Group, Inc.* (Internet)	54	244
Aruba Networks, Inc.* (Telecommunications)	20	213

See accompanying notes to the financial statements.

18

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

ArvinMeritor, Inc.* (Auto Parts & Equipment)	34	$380
Asbury Automotive Group, Inc.* (Retail)	14	161
Ashford Hospitality Trust* (REIT)	42	195
AsiaInfo Holdings, Inc.* (Internet)	12	366
Assured Guaranty, Ltd. (Insurance)	20	435
Astec Industries, Inc.* (Machinery-Construction & Mining)	10	269
Astoria Financial Corp. (Savings & Loans)	40	497
ATC Technology Corp.* (Auto Parts & Equipment)	14	334
athenahealth, Inc.* (Software)	10	452
Atheros Communications* (Telecommunications)	22	753
Atlantic Tele-Network, Inc. (Environmental Control)	4	220
Atlas Air Worldwide Holdings, Inc.* (Transportation)	8	298
Atlas Energy, Inc. (Oil & Gas)	20	603
ATMI, Inc.* (Semiconductors)	16	298
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	16	480
Avid Technology, Inc.* (Software)	20	255
Avis Budget Group, Inc.* (Commercial Services)	34	446
AZZ, Inc.* (Miscellaneous Manufacturing)	8	262
Badger Meter, Inc. (Electronics)	6	239
Balchem Corp. (Chemicals)	12	402
Baldor Electric Co. (Hand/Machine Tools)	22	618
Baldwin & Lyons, Inc.—Class B (Insurance)	14	345
Bally Technologies, Inc.* (Entertainment)	18	743
BancFirst Corp. (Banks)	8	296
Bank Mutual Corp. (Banks)	48	332
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	28	342
Barnes Group, Inc. (Miscellaneous Manufacturing)	24	406
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	20	320
Belden, Inc. (Electrical Components & Equipment)	22	482
Benchmark Electronics, Inc.* (Electronics)	28	529
Berry Petroleum Co.—Class A (Oil & Gas)	20	583
Bill Barrett Corp.* (Oil & Gas)	20	622
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	8	314
BioMed Realty Trust, Inc. (REIT)	36	568
Black Box Corp. (Telecommunications)	8	227
Blackbaud, Inc. (Software)	20	473
Blackboard, Inc.* (Software)	12	545
Blount International, Inc.* (Machinery-Diversified)	24	242
Blue Coat Systems, Inc.* (Internet)	16	457
Bob Evans Farms, Inc. (Retail)	16	463
Boston Private Financial Holdings, Inc. (Banks)	40	231
Bowne & Co., Inc. (Commercial Services)	1	7
BPZ Resources, Inc.* (Oil & Gas)	32	304
Brady Corp.—Class A (Electronics)	20	600
Brigham Exploration Co.* (Oil & Gas)	48	650
Bristow Group, Inc.* (Transportation)	12	461
Brooks Automation, Inc.* (Semiconductors)	40	343
Brown Shoe Co., Inc. (Retail)	24	237
Bruker Corp.* (Healthcare-Products)	18	217
Brunswick Corp. (Leisure Time)	36	458
Brush Engineered Materials, Inc.* (Mining)	12	222
Buffalo Wild Wings, Inc.* (Retail)	8	322
CACI International, Inc.—Class A* (Computers)	12	586
Calamos Asset Management, Inc. (Diversified Financial Services)	12	138
Calgon Carbon Corp.* (Environmental Control)	18	250
California Water Service Group (Water)	12	442
Capella Education Co.* (Commercial Services)	6	452
Capstead Mortgage Corp. (REIT)	26	355
CardioNet, Inc.* (Healthcare-Products)	12	71
Carrizo Oil & Gas, Inc.* (Oil & Gas)	16	424
Carter’s, Inc.* (Apparel)	20	525
Casey’s General Stores, Inc. (Retail)	18	575
Cash America International, Inc. (Retail)	10	350
Cass Information Systems, Inc. (Banks)	8	243
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	14	511
Cathay Bancorp, Inc. (Banks)	22	166
Cavium Networks, Inc.* (Semiconductors)	14	334
CBIZ, Inc.* (Commercial Services)	60	462
CEC Entertainment, Inc.* (Retail)	10	319
Celera Corp.* (Biotechnology)	32	221
Centene Corp.* (Healthcare-Services)	16	339
Central Garden & Pet Co.—Class A* (Household Products/Wares)	22	219
Century Aluminum Co.* (Mining)	24	389
Cenveo, Inc.* (Commercial Services)	36	315
Cepheid, Inc.* (Healthcare-Products)	26	324
Ceradyne, Inc.* (Miscellaneous Manufacturing)	12	231
Charming Shoppes, Inc.* (Retail)	44	285
Chart Industries, Inc.* (Machinery-Diversified)	12	199
Chattem, Inc.* (Cosmetics/Personal Care)	4	373
Checkpoint Systems, Inc.* (Electronics)	20	305
Cheesecake Factory, Inc.* (Retail)	22	475
Chemed Corp. (Commercial Services)	10	480
Chemical Financial Corp. (Banks)	20	472
Churchill Downs, Inc. (Entertainment)	8	299
Cincinnati Bell, Inc.* (Telecommunications)	100	345
CIRCOR International, Inc. (Metal Fabricate/Hardware)	10	252
Cirrus Logic, Inc.* (Semiconductors)	40	273
Citi Trends, Inc.* (Retail)	6	166
City Holding Co. (Banks)	12	388
CKE Restaurants, Inc. (Retail)	32	271
CKX, Inc.* (Media)	28	148
Clarcor, Inc. (Miscellaneous Manufacturing)	18	584
Clean Harbors, Inc.* (Environmental Control)	6	358
Clearwater Paper Corp.* (Forest Products & Paper)	6	330
Coeurd’Alene Mines Corp.* (Mining)	19	343
Coinstar, Inc.* (Commercial Services)	14	389
Coldwater Creek, Inc.* (Retail)	30	134
Collective Brands, Inc.* (Retail)	22	501
Colonial Properties Trust (REIT)	28	328
Community Bank System, Inc. (Banks)	26	502
Commvault Systems, Inc.* (Software)	16	379
Compellent Technologies, Inc.* (Computers)	10	227
Complete Production Services, Inc.* (Oil & Gas Services)	44	572
Computer Programs & Systems, Inc. (Software)	6	276
comScore, Inc.* (Internet)	10	176
Comtech Telecommunications Corp.* (Telecommunications)	10	351
Conceptus, Inc.* (Healthcare-Products)	14	263
Concur Technologies, Inc.* (Software)	14	598
CONMED Corp.* (Healthcare-Products)	18	410
Conseco, Inc.* (Insurance)	80	400
Consolidated Communications Holdings, Inc. (Telecommunications)	22	385
Contango Oil & Gas Co.* (Oil & Gas)	6	282
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	26	521
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	10	330
Corinthian Colleges, Inc.* (Commercial Services)	26	358
CRA International, Inc.* (Commercial Services)	8	213
Cracker Barrel Old Country Store, Inc. (Retail)	10	380
Crocs, Inc.* (Apparel)	28	161
CSG Systems International, Inc.* (Software)	22	420
Cubic Corp. (Electronics)	8	298
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	20	379
Curtiss-Wright Corp. (Aerospace/Defense)	16	501
Cyberonics, Inc.* (Healthcare-Products)	14	286
See accompanying notes to the financial statements.

19

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

CyberSource Corp.* (Internet)	24	$483
Cymer, Inc.* (Electronics)	12	461
Cypress Bioscience, Inc.* (Pharmaceuticals)	22	127
Darling International, Inc.* (Environmental Control)	38	318
DCT Industrial Trust, Inc. (REIT)	72	361
DealerTrack Holdings, Inc.* (Internet)	18	338
Deckers Outdoor Corp.* (Apparel)	4	407
Delphi Financial Group, Inc.—Class A (Insurance)	18	403
Delta Petroleum Corp.* (Oil & Gas)	74	77
Deluxe Corp. (Commercial Services)	24	355
Denny ’s Corp.* (Retail)	80	175
Developers Diversified Realty Corp. (REIT)	58	537
Dexcom, Inc.* (Healthcare-Products)	20	162
DHT Maritime, Inc. (Transportation)	56	206
Diamond Foods, Inc. (Food)	8	284
DiamondRock Hospitality Co. (REIT)	46	390
Digital River, Inc.* (Internet)	14	378
Dillards, Inc.—Class A (Retail)	22	406
DineEquity, Inc.* (Retail)	4	97
Diodes, Inc.* (Semiconductors)	12	245
Dionex Corp.* (Electronics)	8	591
Dolan Media* (Media)	12	123
Dollar Financial Corp.* (Commercial Services)	12	284
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	8	205
Domtar Corp.* (Forest Products & Paper)	18	997
Dress Barn, Inc.* (Retail)	22	508
Drew Industries, Inc.* (Building Materials)	16	330
Drill-Quip, Inc.* (Oil & Gas Services)	12	678
Durect Corp.* (Pharmaceuticals)	58	143
Dycom Industries, Inc.* (Engineering & Construction)	16	128
E* TRADE Financial Corp.* (Diversified Financial Services)	174	305
EarthLink, Inc. (Internet)	50	416
East West Bancorp, Inc. (Banks)	32	506
EastGroup Properties, Inc. (REIT)	12	459
Eastman Kodak Co.* (Miscellaneous Manufacturing)	110	464
Eclipsys Corp.* (Software)	20	370
eHealth, Inc.* (Insurance)	12	197
Electro Scientific Industries, Inc.* (Electronics)	22	238
Electronics for Imaging, Inc.* (Computers)	30	390
EMCOR Group, Inc.* (Engineering & Construction)	24	646
Emeritus Corp.* (Healthcare-Services)	12	225
Employers Holdings, Inc. (Insurance)	22	337
Emulex Corp.* (Semiconductors)	30	327
Encore Wire Corp. (Electrical Components & Equipment)	12	253
EnergySolutions, Inc. (Environmental Control)	28	238
EnerSys* (Electrical Components & Equipment)	16	350
Ennis, Inc. (Household Products/Wares)	22	369
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	14	370
Entegris, Inc.* (Semiconductors)	64	338
Entertainment Properties Trust (REIT)	18	635
EPIQ Systems, Inc.* (Software)	16	224
Equity Lifestyle Properties, Inc. (REIT)	14	707
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	10	359
Esterline Technologies Corp.* (Aerospace/Defense)	14	571
Euronet Worldwide, Inc.* (Commercial Services)	22	483
ev3, Inc.* (Healthcare-Products)	26	347
Evercore Partners, Inc.—Class A (Diversified Financial Services)	8	243
Exelixis, Inc.* (Biotechnology)	48	354
Exponent, Inc.* (Commercial Services)	12	334
Extra Space Storage, Inc. (REIT)	42	485
F.N.B. Corp. (Banks)	42	285
Fair Isaac Corp. (Software)	22	469
Federal Signal Corp. (Miscellaneous Manufacturing)	32	193
FEI Co.* (Electronics)	14	327
FelCor Lodging Trust, Inc.* (REIT)	40	144
Financial Federal Corp. (Diversified Financial Services)	16	440
First BanCorp (Banks)	42	97
First Commonwealth Financial Corp. (Banks)	52	242
First Financial Bancorp (Banks)	30	437
First Financial Corp. (Banks)	8	244
First Merchants Corp. (Banks)	34	202
First Midwest Bancorp, Inc. (Banks)	32	348
FirstMerit Corp. (Banks)	30	604
Flagstone Reinsurance Holdings, Ltd. (Insurance)	34	372
Flushing Financial Corp. (Savings & Loans)	22	248
Force Protection, Inc.* (Auto Manufacturers)	24	125
Forestar Group, Inc.* (Real Estate)	16	352
FormFactor, Inc.* (Semiconductors)	22	479
Fossil, Inc.* (Household Products/Wares)	18	604
FPIC Insurance Group, Inc.* (Insurance)	10	386
Franklin Electric Co., Inc. (Hand/Machine Tools)	14	407
Franklin Street Properties Corp. (REIT)	24	351
Fred’s, Inc. (Retail)	20	204
Fresh Del Monte Produce, Inc.* (Food)	16	354
Fuller (H.B.) Co. (Chemicals)	24	546
FX Energy, Inc.* (Oil & Gas)	38	108
Gartner Group, Inc.* (Commercial Services)	24	433
General Communication, Inc.—Class A* (Telecommunications)	28	179
General Maritime Corp. (Oil & Gas Services)	28	196
Genesco, Inc.* (Retail)	10	275
Genesee & Wyoming, Inc.—Class A* (Transportation)	14	457
Genoptix, Inc.* (Healthcare-Services)	8	284
GeoEye, Inc.* (Telecommunications)	8	223
GFI Group, Inc. (Diversified Financial Services)	26	119
Glacier Bancorp, Inc. (Banks)	26	357
Glatfelter (Forest Products & Paper)	32	389
Global Cash Access Holdings, Inc.* (Commercial Services)	18	135
Global Industries, Ltd.* (Oil & Gas Services)	48	342
Globecomm Systems, Inc.* (Telecommunications)	28	219
GMX Resources, Inc.* (Oil & Gas)	18	247
Golar LNG, Ltd.* (Transportation)	22	282
Goodrich Petroleum Corp.* (Oil & Gas)	12	292
GrafTech International, Ltd.* (Electrical Components & Equipment)	46	715
Gran Tierra Energy, Inc.* (Oil & Gas)	82	470
Granite Construction, Inc. (Engineering & Construction)	12	404
Graphic Packaging Holding Co.* (Packaging & Containers)	58	201
Greatbatch, Inc.* (Electrical Components & Equipment)	12	231
Group 1 Automotive, Inc.* (Retail)	10	284
GulfMark Offshore, Inc.* (Transportation)	14	396
Haemonetics Corp.* (Healthcare-Products)	8	441
Halozyme Therapeutics, Inc.* (Biotechnology)	40	235
Hancock Holding Co. (Banks)	10	438
Harleysville National Corp. (Banks)	44	283
Harmonic, Inc.* (Telecommunications)	50	317
Harris Stratex Networks, Inc.—Class A* (Telecommunications)	30	207
Harte-Hanks, Inc. (Advertising)	28	302
Hatteras Financial Corp. (REIT)	12	336
Haynes International, Inc. (Metal Fabricate/Hardware)	8	264
Headwaters, Inc.* (Energy-Alternate Sources)	38	248

See accompanying notes to the financial statements.

20

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Healthcare Realty Trust, Inc. (REIT)	28	$601
Healthcare Services Group, Inc. (Commercial Services)	20	429
HEALTHSOUTH Corp.* (Healthcare-Services)	26	488
HealthSpring, Inc.* (Healthcare-Services)	20	352
Healthways, Inc.* (Healthcare-Services)	14	257
Heartland Express, Inc. (Transportation)	24	366
Heartland Payment Systems, Inc. (Commercial Services)	18	236
HEICO Corp. (Aerospace/Defense)	10	443
Heidrick & Struggles International, Inc. (Commercial Services)	14	437
Helen of Troy, Ltd.* (Household Products/Wares)	16	391
Hercules Offshore, Inc.* (Oil & Gas Services)	60	287
Herman Miller, Inc. (Office Furnishings)	22	352
Hexcel Corp.* (Aerospace/Defense Equipment)	40	519
Highwoods Properties, Inc. (REIT)	24	800
HMS Holdings Corp.* (Commercial Services)	10	487
Home Federal Bancorp, Inc. (Savings & Loans)	22	293
Home Properties, Inc. (REIT)	16	763
Horace Mann Educators Corp. (Insurance)	22	275
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	18	419
Horsehead Holding Corp.* (Mining)	22	281
Hot Topic, Inc.* (Retail)	24	153
HSN, Inc.* (Retail)	18	363
Hub Group, Inc.—Class A* (Transportation)	14	376
Human Genome Sciences, Inc.* (Biotechnology)	50	1,530
Huron Consulting Group, Inc.* (Commercial Services)	8	184
Iconix Brand Group, Inc.* (Apparel)	26	329
ICU Medical, Inc.* (Healthcare-Products)	8	292
II-VI, Inc.* (Electronics)	12	382
Immucor, Inc.* (Healthcare-Products)	24	486
ImmunoGen, Inc.* (Biotechnology)	30	236
Impax Laboratories, Inc.* (Pharmaceuticals)	22	299
Independent Bank Corp./MA (Banks)	18	376
Infinera Corp.* (Telecommunications)	26	231
Infinity Property & Casualty Corp. (Insurance)	12	488
Informatica Corp.* (Software)	30	776
Information Services Group, Inc.* (Commercial Services)	66	209
Inland Real Estate Corp. (REIT)	58	473
Innospec, Inc. (Chemicals)	14	141
Insight Enterprises, Inc.* (Retail)	18	206
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	12	273
Insteel Industries, Inc. (Miscellaneous Manufacturing)	20	260
InterDigital, Inc.* (Telecommunications)	16	425
Interface, Inc.—Class A (Office Furnishings)	24	199
Intermec, Inc.* (Machinery-Diversified)	30	386
Interval Leisure Group, Inc.* (Leisure Time)	16	200
Intevac, Inc.* (Machinery-Diversified)	22	252
Invacare Corp. (Healthcare-Products)	20	499
inVentiv Health, Inc.* (Advertising)	16	259
ION Geophysical Corp.* (Oil & Gas Services)	54	320
IPC The Hospitalist Co.* (Healthcare-Services)	6	200
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	32	355
J. Crew Group, Inc.* (Retail)	14	626
j2 Global Communications, Inc.* (Internet)	20	407
Jack Henry & Associates, Inc. (Computers)	32	740
Jack in the Box, Inc.* (Retail)	24	472
Jackson Hewitt Tax Service, Inc.* (Commercial Services)	22	97
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	22	267
James River Coal Co.* (Coal)	14	259
JetBlue Airways Corp.* (Airlines)	86	469
Jo-Ann Stores, Inc.* (Retail)	12	435
John Bean Technologies Corp. (Miscellaneous Manufacturing)	14	238
Jones Apparel Group, Inc. (Apparel)	34	546
Jos. A. Bank Clothiers, Inc.* (Retail)	8	338
K-Swiss, Inc.—Class A* (Apparel)	30	298
Kaiser Aluminum Corp. (Mining)	8	333
Kaman Corp. (Aerospace/Defense)	14	323
Kaydon Corp. (Metal Fabricate/Hardware)	12	429
KBW, Inc.* (Diversified Financial Services)	10	274
Kelly Services, Inc.—Class A* (Commercial Services)	26	310
Kenexa Corp.* (Commercial Services)	14	183
Key Energy Services, Inc.* (Oil & Gas Services)	64	563
Keynote Systems, Inc. (Internet)	22	240
Kforce, Inc.* (Commercial Services)	30	375
Kindred Healthcare, Inc.* (Healthcare-Services)	16	295
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	32	493
Knight Transportation, Inc. (Transportation)	24	463
Knightsbridge Tankers, Ltd. (Transportation)	16	212
Kopin Corp.* (Semiconductors)	42	176
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	10	304
L-1 Identity Solutions, Inc.* (Electronics)	34	255
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	8	238
Laclede Group, Inc. (Gas)	12	405
Ladish Co., Inc.* (Metal Fabricate/Hardware)	14	211
Lakeland Financial Corp. (Banks)	12	207
Lancaster Colony Corp. (Miscellaneous Manufacturing)	8	398
Lance, Inc. (Food)	16	421
Landauer, Inc. (Commercial Services)	6	368
LaSalle Hotel Properties (REIT)	24	510
Lawson Software, Inc.* (Software)	64	426
Lexington Realty Trust (REIT)	54	328
LHC Group, Inc.* (Healthcare-Services)	8	269
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	54	117
Littelfuse, Inc.* (Electrical Components & Equipment)	14	450
Live Nation, Inc.* (Commercial Services)	42	357
Liz Claiborne, Inc.* (Apparel)	62	349
Loral Space & Communications, Inc.* (Telecommunications)	4	126
Louisiana-Pacific Corp.* (Forest Products & Paper)	54	377
Lufkin Industries, Inc. (Oil & Gas Services)	8	586
Luminex Corp.* (Healthcare-Products)	16	239
M&F Worldwide Corp.* (Food)	8	316
Magellan Health Services, Inc.* (Healthcare-Services)	14	570
MainSource Financial Group, Inc. (Banks)	24	115
ManTech International Corp.—Class A* (Software)	8	386
Marcus Corp. (Lodging)	20	256
MarketAxess Holdings, Inc. (Diversified Financial Services)	16	222
Martek Biosciences Corp.* (Biotechnology)	18	341
Masimo Corp.* (Healthcare-Products)	20	608
MasTec, Inc.* (Telecommunications)	20	250
Matrix Service Co.* (Oil & Gas Services)	16	170
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	14	496
Max Capital Group, Ltd. (Insurance)	18	401
MB Financial, Inc. (Banks)	28	552
McGrath Rentcorp (Commercial Services)	12	268
McMoRan Exploration Co.* (Oil & Gas)	38	305
Meadowbrook Insurance Group, Inc. (Insurance)	38	281
MedAssets, Inc.* (Software)	16	339
Mediacom Communications Corp.—Class A* (Media)	32	143

See accompanying notes to the financial statements.

21

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Medical Properties Trust, Inc. (REIT)	40	$400
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	22	595
Mentor Graphics Corp.* (Computers)	42	371
MercadoLibre, Inc.* (Commercial Services)	8	415
Meridian Bioscience, Inc. (Healthcare-Products)	14	302
Merit Medical Systems, Inc.* (Healthcare-Products)	18	347
Meritage Homes Corp.* (Home Builders)	10	193
MF Global, Ltd.* (Diversified Financial Services)	18	125
MFA Financial, Inc. (REIT)	74	544
MGE Energy, Inc. (Electric)	16	572
MGIC Investment Corp.* (Insurance)	34	197
Microsemi Corp.* (Semiconductors)	30	532
Mid-America Apartment Communities, Inc. (REIT)	12	579
Middlesex Water Co. (Water)	26	458
MKS Instruments, Inc.* (Semiconductors)	28	487
Mobile Mini, Inc.* (Storage/Warehousing)	22	310
ModusLink Global Solutions, Inc.* (Internet)	24	226
Momenta Pharmaceuticals, Inc.* (Biotechnology)	16	202
Monolithic Power Systems, Inc.* (Semiconductors)	14	336
Montpelier Re Holdings, Ltd. (Insurance)	46	797
Moog, Inc.—Class A* (Aerospace/Defense)	16	468
Move, Inc.* (Internet)	72	120
MPS Group, Inc.* (Commercial Services)	56	769
Mueller Industries, Inc. (Metal Fabricate/Hardware)	16	397
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	50	260
National CineMedia, Inc. (Entertainment)	16	265
National Financial Partners* (Diversified Financial Services)	16	129
National Penn Bancshares, Inc. (Banks)	56	324
National Presto Industries, Inc. (Housewares)	4	437
National Retail Properties, Inc. (REIT)	30	637
Natus Medical, Inc.* (Healthcare-Products)	20	296
Navigant Consulting Co.* (Commercial Services)	24	357
NBT Bancorp, Inc. (Banks)	18	367
Nektar Therapeutics* (Biotechnology)	36	336
Neogen Corp.* (Pharmaceuticals)	14	331
Net 1 UEPS Technologies, Inc.* (Commercial Services)	20	388
Netezza Corp.* (Computers)	24	233
NETGEAR, Inc.* (Telecommunications)	16	347
Netlogic Microsystems, Inc.* (Semiconductors)	8	370
Neutral Tandem, Inc.* (Telecommunications)	10	228
NewAlliance Bancshares, Inc. (Savings & Loans)	44	528
NewMarket Corp. (Chemicals)	4	459
Newpark Resources, Inc.* (Oil & Gas Services)	62	262
Newport Corp.* (Electronics)	40	368
NIC, Inc. (Internet)	32	292
Nicor, Inc. (Gas)	18	758
Nordson Corp. (Machinery-Diversified)	12	734
Northwest Natural Gas Co. (Gas)	12	540
Novatel Wireless, Inc.* (Telecommunications)	18	143
NPS Pharmaceuticals, Inc.* (Biotechnology)	40	136
NTELOS Holdings Corp. (Telecommunications)	14	249
Nu Skin Enterprises, Inc. (Retail)	24	645
NuVasive, Inc.* (Healthcare-Products)	12	384
Ocwen Financial Corp.* (Diversified Financial Services)	14	134
OfficeMax, Inc.* (Retail)	36	457
Old Dominion Freight Line, Inc.* (Transportation)	10	307
Old National Bancorp (Banks)	40	497
Olin Corp. (Chemicals)	34	596
OM Group, Inc.* (Chemicals)	12	377
OMEGA Healthcare Investors, Inc. (REIT)	42	817
Omnicell, Inc.* (Software)	18	210
OmniVision Technologies, Inc.* (Semiconductors)	24	349
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	20	587
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	10	113
optionsXpress Holdings, Inc. (Diversified Financial Services)	16	247
Orbital Sciences Corp.* (Aerospace/Defense)	28	427
Orient-Express Hotels, Ltd.—Class A* (Lodging)	24	243
Oriental Financial Group, Inc. (Banks)	14	151
Orion Marine Group, Inc.* (Engineering & Construction)	8	168
Orthofix International N.V.* (Healthcare-Products)	10	310
Orthovita, Inc.* (Healthcare-Products)	34	119
Otter Tail Corp. (Electric)	16	397
Owens & Minor, Inc. (Distribution/Wholesale)	14	601
Pacific Sunwear of California, Inc.* (Retail)	32	127
PacWest Bancorp (Banks)	14	282
PAETEC Holding Corp.* (Telecommunications)	58	241
Palm, Inc.* (Computers)	24	241
Palomar Medical Technologies, Inc.* (Healthcare-Products)	10	101
Papa John’s International, Inc.* (Retail)	12	280
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	16	433
Parametric Technology Corp.* (Software)	42	686
PAREXEL International Corp.* (Commercial Services)	20	282
Park Electrochemical Corp. (Electronics)	16	442
Parker Drilling Co.* (Oil & Gas)	64	317
PDL BioPharma, Inc. (Biotechnology)	46	316
Pegasystems, Inc. (Software)	8	272
Penn Virginia Corp. (Oil & Gas)	22	468
PetMed Express, Inc. (Pharmaceuticals)	16	282
Petroleum Development* (Oil & Gas)	14	255
PetroQuest Energy, Inc.* (Oil & Gas)	28	172
Pharmasset, Inc.* (Pharmaceuticals)	16	331
PharMerica Corp.* (Pharmaceuticals)	16	254
Phase Forward, Inc.* (Software)	20	307
PHH Corp.* (Commercial Services)	18	290
PHI, Inc.* (Transportation)	8	166
PICO Holdings, Inc.* (Water)	10	327
Piedmont Natural Gas Co., Inc. (Gas)	26	695
Pinnacle Entertainment, Inc.* (Entertainment)	24	216
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	8	405
Plantronics, Inc. (Telecommunications)	20	520
Platinum Underwriters Holdings, Ltd. (Insurance)	18	689
Plexus Corp.* (Electronics)	18	513
PNM Resources, Inc. (Electric)	34	430
Polaris Industries, Inc. (Leisure Time)	10	436
Polycom, Inc.* (Telecommunications)	28	699
PolyOne Corp.* (Chemicals)	68	508
Polypore International, Inc.* (Miscellaneous Manufacturing)	14	167
Portland General Electric Co. (Electric)	28	571
Post Properties, Inc. (REIT)	20	392
Potlatch Corp. (Forest Products & Paper)	18	574
Powell Industries, Inc.* (Electrical Components & Equipment)	6	189
Power Integrations, Inc. (Semiconductors)	12	436
Powerwave Technologies, Inc.* (Telecommunications)	74	93
Premiere Global Services, Inc.* (Telecommunications)	26	215
PrivateBancorp, Inc. (Banks)	10	90
ProAssurance Corp.* (Insurance)	14	752
Progress Software Corp.* (Software)	22	643
Prospect Capital Corp. (Investment Companies)	16	189
Prosperity Bancshares, Inc. (Banks)	16	648
Provident New York Bancorp (Savings & Loans)	46	388
PSS World Medical, Inc.* (Healthcare-Products)	24	542
Psychiatric Solutions, Inc.* (Healthcare-Services)	16	338

See accompanying notes to the financial statements.

22

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Quanex Building Products Corp. (Building Materials)	22	$373
Quantum Corp.* (Computers)	108	316
Quest Software, Inc.* (Software)	28	515
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	30	143
Quidel Corp.* (Healthcare-Products)	16	220
Quiksilver, Inc.* (Apparel)	60	121
Rackspace Hosting, Inc.* (Internet)	22	459
Radian Group, Inc. (Insurance)	36	263
Raven Industries, Inc. (Miscellaneous Manufacturing)	10	318
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	14	341
RC2 Corp.* (Toys/Games/Hobbies)	8	118
RCN Corp.* (Telecommunications)	28	304
Redwood Trust, Inc. (REIT)	26	376
Regal-Beloit Corp. (Hand/Machine Tools)	22	1,143
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	20	484
Regis Corp. (Retail)	20	311
RehabCare Group, Inc.* (Healthcare-Services)	8	243
Renasant Corp. (Banks)	18	245
Rent-A-Center, Inc.* (Commercial Services)	24	425
Res-Care, Inc.* (Healthcare-Services)	20	224
Resources Connection, Inc.* (Commercial Services)	20	424
RF Micro Devices, Inc.* (Telecommunications)	88	420
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	14	133
Rimage Corp.* (Computers)	12	208
Riverbed Technology, Inc.* (Computers)	18	413
RLI Corp. (Insurance)	12	639
Robbins & Myers, Inc. (Machinery-Diversified)	12	282
Rock-Tenn Co.—Class A (Forest Products & Paper)	14	706
Rockwood Holdings, Inc.* (Chemicals)	22	518
Rofin-Sinar Technologies, Inc.* (Electronics)	14	331
Rollins, Inc. (Commercial Services)	18	347
Rosetta Resources, Inc.* (Oil & Gas)	32	638
RTI Biologics, Inc.* (Healthcare-Products)	32	123
RTI International Metals, Inc.* (Mining)	14	352
Ruby Tuesday, Inc.* (Retail)	22	158
Ruddick Corp. (Food)	20	515
S.Y. Bancorp, Inc. (Banks)	10	214
S1 Corp.* (Internet)	36	235
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	24	610
Sally Beauty Holdings, Inc.* (Retail)	44	337
Sanderson Farms, Inc. (Food)	8	337
Sandy Spring Bancorp, Inc. (Banks)	16	142
Sapient Corp.* (Internet)	40	331
Savient Pharmaceuticals, Inc.* (Biotechnology)	14	191
SAVVIS, Inc.* (Telecommunications)	18	253
ScanSource, Inc.* (Distribution/Wholesale)	14	374
SCBT Financial Corp. (Banks)	12	332
School Specialty, Inc.* (Retail)	16	374
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	8	563
Seattle Genetics, Inc.* (Biotechnology)	40	406
Selective Insurance Group, Inc. (Insurance)	28	461
Semtech Corp.* (Semiconductors)	28	476
Sensient Technologies Corp. (Chemicals)	22	579
Shenandoah Telecommunications Co. (Telecommunications)	12	244
ShoreTel, Inc.* (Telecommunications)	20	116
Shuffle Master, Inc.* (Entertainment)	26	214
Signature Bank* (Banks)	14	447
Silicon Graphics International Corp.* (Computers)	46	322
Simmons First National Corp.—Class A (Banks)	10	278
Simpson Manufacturing Co., Inc. (Building Materials)	18	484
Sinclair Broadcast Group, Inc.—Class A* (Media)	80	322
Skechers U.S.A., Inc.—Class A* (Apparel)	20	588
SkyWest, Inc. (Airlines)	30	508
Skyworks Solutions, Inc.* (Semiconductors)	54	766
Smart Balance, Inc.* (Food)	32	192
Smith Corp. (Miscellaneous Manufacturing)	12	521
Smith Micro Software, Inc.* (Software)	20	183
Solera Holdings, Inc. (Software)	22	792
Solutia, Inc.* (Chemicals)	36	457
Sonic Automotive, Inc.* (Retail)	10	104
Sonic Corp.* (Retail)	36	363
SONICWALL, Inc.* (Internet)	50	381
SonoSite, Inc.* (Healthcare-Products)	14	331
Sonus Networks, Inc.* (Telecommunications)	98	207
Sotheby’s (Commercial Services)	12	270
Southside Bancshares, Inc. (Banks)	14	275
Southwest Gas Corp. (Gas)	24	685
Spartan Motors, Inc. (Auto Parts & Equipment)	12	68
Spartech Corp. (Chemicals)	12	123
Spherion Corp.* (Commercial Services)	26	146
SRA International, Inc.—Class A* (Computers)	16	306
Stage Stores, Inc. (Retail)	20	247
Standard Microsystems Corp.* (Semiconductors)	16	332
Standard Pacific Corp.* (Home Builders)	56	209
Stein Mart, Inc.* (Retail)	12	128
StellarOne Corp. (Banks)	14	139
Stepan Co. (Chemicals)	6	389
STERIS Corp. (Healthcare-Products)	22	615
Sterling Bancorp (Banks)	36	257
Sterling Bancshares, Inc. (Banks)	44	226
Steven Madden, Ltd.* (Apparel)	10	412
Stewart Enterprises, Inc.—Class A (Commercial Services)	40	206
Stifel Financial Corp.* (Diversified Financial Services)	10	592
Stone Energy Corp.* (Oil & Gas)	22	397
Sun Communities, Inc. (REIT)	20	395
Sun Healthcare Group, Inc.* (Healthcare-Services)	30	275
Sunstone Hotel Investors, Inc.* (REIT)	38	337
Superior Industries International, Inc. (Auto Parts & Equipment)	18	275
Susquehanna Bancshares, Inc. (Banks)	62	365
SVB Financial Group* (Banks)	10	417
Swift Energy Co.* (Oil & Gas)	24	575
Sycamore Networks, Inc. (Telecommunications)	9	188
Sykes Enterprises, Inc.* (Computers)	18	458
Symmetry Medical, Inc.* (Healthcare-Products)	24	193
Symyx Technologies, Inc.* (Chemicals)	20	110
Syniverse Holdings, Inc.* (Telecommunications)	22	385
SYNNEX Corp.* (Software)	10	307
Take-Two Interactive Software, Inc.* (Software)	26	261
Taleo Corp.—Class A* (Software)	14	329
Tanger Factory Outlet Centers, Inc. (REIT)	14	546
Technitrol, Inc. (Electronics)	20	88
Tekelec* (Telecommunications)	28	428
Teledyne Technologies, Inc.* (Aerospace/Defense)	14	537
TeleTech Holdings, Inc.* (Commercial Services)	14	280
Tempur-Pedic International, Inc.* (Home Furnishings)	24	567
Tennant Co. (Machinery-Diversified)	14	367
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	20	355
Terremark Worldwide, Inc.* (Internet)	36	246
Tessera Technologies, Inc.* (Semiconductors)	16	372
Tetra Tech, Inc.* (Environmental Control)	20	543
TETRA Technologies, Inc.* (Oil & Gas Services)	40	443
Texas Capital Bancshares, Inc.* (Banks)	22	307
Texas Roadhouse, Inc.—Class A* (Retail)	24	270
The Andersons, Inc. (Agriculture)	8	207
The Buckle, Inc. (Retail)	10	293
The Cato Corp.—Class A (Retail)	16	321

See accompanying notes to the financial statements.

23

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

The Children’s Place Retail Stores, Inc.* (Retail)	10	$330
The Corporate Executive Board Co. (Commercial Services)	16	365
The Geo Group, Inc.* (Commercial Services)	20	438
The Gymboree Corp.* (Apparel)	10	435
The Hain Celestial Group, Inc.* (Food)	20	340
The Men’s Wearhouse, Inc. (Retail)	22	463
The Pantry, Inc.* (Retail)	10	136
The Pep Boys—Manny, Moe & Jack (Retail)	22	186
The Phoenix Cos., Inc. (Insurance)	50	139
The Ryland Group, Inc. (Home Builders)	16	315
The Timberland Co.—Class A* (Apparel)	24	430
The Ultimate Software Group, Inc.* (Software)	12	352
The Warnaco Group, Inc.* (Apparel)	16	675
The Wet Seal, Inc.—Class A* (Retail)	58	200
Theravance, Inc.* (Pharmaceuticals)	20	261
Thoratec Corp.* (Healthcare-Products)	20	538
THQ, Inc.* (Software)	30	151
Tibco Software, Inc.* (Internet)	70	674
Ticketmaster Entertainment, Inc.* (Commercial Services)	22	269
Titan International, Inc. (Auto Parts & Equipment)	22	178
TiVo, Inc.* (Home Furnishings)	36	366
TNS, Inc.* (Commercial Services)	10	257
Tower Group, Inc. (Insurance)	16	375
Tractor Supply Co.* (Retail)	12	636
TradeStation Group, Inc.* (Diversified Financial Services)	36	284
Tredegar Corp. (Miscellaneous Manufacturing)	20	316
TreeHouse Foods, Inc.* (Food)	12	466
TriQuint Semiconductor, Inc.* (Semiconductors)	58	348
Triumph Group, Inc. (Aerospace/Defense)	8	386
True Religion Apparel, Inc.* (Apparel)	12	222
TrueBlue, Inc.* (Commercial Services)	34	504
TrustCo Bank Corp. NY (Banks)	56	353
Trustmark Corp. (Banks)	22	496
TTM Technologies, Inc.* (Electronics)	30	346
Tupperware Corp. (Household Products/Wares)	20	931
Tutor Perini Corp.* (Engineering & Construction)	10	181
Tyler Technologies, Inc.* (Computers)	22	438
UAL Corp.* (Airlines)	60	775
UIL Holdings Corp. (Electric)	18	505
UMB Financial Corp. (Banks)	14	551
Umpqua Holdings Corp. (Banks)	28	375
Union Bankshares Corp. (Banks)	10	124
Unisource Energy Corp. (Electric)	16	515
Unisys Corp.* (Computers)	12	463
United Fire & Casualty Co. (Insurance)	16	292
United Natural Foods, Inc.* (Food)	16	428
United Online, Inc. (Internet)	42	302
United Rentals, Inc.* (Commercial Services)	36	353
United Stationers, Inc.* (Distribution/Wholesale)	10	568
Universal Forest Products, Inc. (Building Materials)	10	368
Universal Health Realty Income Trust (REIT)	14	448
US Airways Group, Inc.* (Airlines)	74	358
USEC, Inc.* (Mining)	46	177
VAALCO Energy, Inc. (Oil & Gas)	46	209
Valassis Communications, Inc.* (Commercial Services)	20	365
ValueClick, Inc.* (Internet)	36	364
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	8	90
Varian, Inc.* (Electronics)	12	618
Veeco Instruments, Inc.* (Semiconductors)	18	595
VeriFone Holdings, Inc.* (Software)	30	491
ViaSat, Inc.* (Telecommunications)	12	381
ViroPharma, Inc.* (Pharmaceuticals)	34	285
VIVUS, Inc.* (Healthcare-Products)	34	312
Vocus, Inc.* (Internet)	10	180
Volcano Corp.* (Healthcare-Products)	20	348
W&T Offshore, Inc. (Oil & Gas)	28	328
W.R. Grace & Co.* (Chemicals)	26	659
Walter Investment Management Corp. (REIT)	6	86
Washington REIT (REIT)	22	606
Washington Trust Bancorp, Inc. (Banks)	14	218
Watsco, Inc. (Distribution/Wholesale)	6	294
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	14	665
Watts Water Technologies, Inc.—Class A (Electronics)	16	495
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	34	394
WD-40 Co. (Household Products/Wares)	12	388
Websense, Inc.* (Internet)	20	349
Webster Financial Corp. (Banks)	30	356
WellCare Health Plans, Inc.* (Healthcare-Services)	14	515
Werner Enterprises, Inc. (Transportation)	20	396
WesBanco, Inc. (Banks)	18	222
West Pharmaceutical Services, Inc. (Healthcare-Products)	16	627
Westamerica Bancorp (Banks)	10	554
Westfield Financial, Inc. (Banks)	38	314
Weyco Group, Inc. (Apparel)	8	189
WGL Holdings, Inc. (Gas)	20	671
Willbros Group, Inc.* (Oil & Gas Services)	22	371
Winn-Dixie Stores, Inc.* (Food)	24	241
Wintrust Financial Corp. (Banks)	14	431
Wolverine World Wide, Inc. (Apparel)	24	653
Woodward Governor Co. (Electronics)	22	567
World Acceptance Corp.* (Diversified Financial Services)	8	287
World Fuel Services Corp. (Retail)	24	643
World Wrestling Entertainment, Inc. (Entertainment)	22	337
Worthington Industries, Inc. (Metal Fabricate/Hardware)	26	340
Wright Express Corp.* (Commercial Services)	16	510
Wright Medical Group, Inc.* (Healthcare-Products)	20	379
XenoPort, Inc.* (Pharmaceuticals)	14	260
Zenith National Insurance Corp. (Insurance)	20	596
Zep, Inc. (Chemicals)	12	208
Zoll Medical Corp.* (Healthcare-Products)	14	374
Zoran Corp.* (Semiconductors)	24	265

TOTAL COMMON STOCKS
(Cost $185,918)		281,799

Repurchase Agreements (96.2%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $652,000 (Collateralized by $666,000 U.S. Treasury Notes, 1.00%, 12/31/11, market value $665,163)	$652,000	652,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $311,000 (Collateralized by $319,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $318,953)	311,000	311,000

See accompanying notes to the financial statements.

24

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,033,000 (Collateralized by $3,019,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $3,098,817)	$3,033,000	$3,033,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $91,000 (Collateralized by $94,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $94,353)	91,000	91,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $160,000 (Collateralized by $151,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $163,294)	160,000	160,000

TOTAL REPURCHASE AGREEMENTS
(Cost $4,247,000)		4,247,000

TOTAL INVESTMENT SECURITIES
(Cost $4,432,918)—102.6%		4,528,799
Net other assets (liabilities)—(2.6)%		(115,217)

NET ASSETS—100.0%		$4,413,582

*	Non-income producing security
+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $190,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$1,196,004	$(15,287)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	2,972,684	(38,059)
ProFund VP Small-Cap invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$561	NM
Aerospace/Defense	4,377	0.1%
Aerospace/Defense Equipment	519	NM
Agriculture	207	NM
Airlines	2,813	0.1%
Apparel	6,340	0.2%
Auto Manufacturers	125	NM
Auto Parts & Equipment	2,111	NM
Banks	18,081	0.4%
Biotechnology	6,230	0.1%
Building Materials	2,225	NM
Chemicals	6,566	0.1%
Coal	259	NM
Commercial Services	19,242	0.4%
Computers	5,878	0.1%
Cosmetics/Personal Care	715	NM
Distribution/Wholesale	2,487	0.1%
Diversified Financial Services	4,437	0.1%
Electric	2,990	NM
Electrical Components & Equipment	2,670	0.1%
Electronics	8,224	0.1%
Energy-Alternate Sources	248	NM
Engineering & Construction	1,800	0.1%
Entertainment	2,074	0.1%
Environmental Control	2,166	NM
Food	4,259	NM
Forest Products & Paper	4,330	0.2%
Gas	3,754	0.1%
Hand/Machine Tools	2,168	0.2%
Healthcare-Products	13,077	0.3%
Healthcare-Services	5,673	NM
Home Builders	717	NM
Home Furnishings	933	NM
Household Products/Wares	3,411	0.2%
Housewares	437	NM
Insurance	10,494	0.4%
Internet	8,115	0.1%
Investment Companies	1,462	NM
Leisure Time	1,094	NM
Lodging	651	NM
Machinery-Construction & Mining	269	NM
Machinery-Diversified	3,309	0.1%
Media	736	NM
Metal Fabricate/Hardware	2,732	0.1%
Mining	2,679	NM
Miscellaneous Manufacturing	7,339	0.1%
Office Furnishings	551	NM
Oil & Gas	9,102	0.5%
Oil & Gas Services	5,209	0.1%
Packaging & Containers	201	NM
Pharmaceuticals	7,301	0.1%
REIT	16,716	0.4%
Real Estate	352	NM
Retail	16,751	0.4%
Savings & Loans	1,954	NM
Semiconductors	9,202	0.2%
Software	12,785	0.4%
Storage/Warehousing	310	NM
Telecommunications	13,774	0.3%
Toys/Games/Hobbies	385	NM
Transportation	4,739	0.1%
Trucking & Leasing	256	NM
Water	1,227	NM
Other**	4,131,783	93.6%

Total	$4,413,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

25

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$281,799	$–	$281,799
Repurchase Agreements	–	4,247,000	4,247,000

Total Investment Securities	281,799	4,247,000	4,528,799

Other Financial Instruments^	–	(53,346)	(53,346)

Total Investments	$281,799	$4,193,654	$4,475,453

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

26

PROFUNDS VP
ProFund VP Small-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$4,432,918

Securities, at value	281,799
Repurchase agreements, at value	4,247,000

Total Investment Securities, at value	4,528,799
Cash	417
Dividends receivable	320
Receivable for investments sold	550
Receivable from Advisor	2,255
Prepaid expenses	9

Total Assets	4,532,350

Liabilities:
Payable for capital shares redeemed	53,645
Unrealized loss on swap agreements	53,346
Administration fees payable	151
Administrative services fees payable	3,037
Distribution fees payable	3,073
Trustee fees payable	12
Transfer agency fees payable	447
Fund accounting fees payable	303
Compliance services fees payable	63
Other accrued expenses	4,691

Total Liabilities	118,768

Net Assets	$4,413,582

Net Assets consist of:
Capital	$4,904,990
Accumulated net investment income (loss)	(67)
Accumulated net realized gains (losses) on investments	(533,876)
Net unrealized appreciation (depreciation) on investments	42,535

Net Assets	$4,413,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	197,085

Net Asset Value (offering and redemption price per share)	$22.39

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$13,640
Interest	2,562

Total Investment Income	16,202

Expenses:
Advisory fees	31,018
Management services fees	4,136
Administration fees	1,743
Transfer agency fees	2,606
Administrative services fees	9,903
Distribution fees	10,339
Custody fees	12,136
Fund accounting fees	8,554
Trustee fees	57
Compliance services fees	76
Other fees	14,388

Total Gross Expenses before reductions	94,956
Less Expenses reduced by the Advisor	(23,358)

Total Net Expenses	71,598

Net Investment Income (Loss)	(55,396)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	245,183
Net realized gains (losses) on futures contracts	(396,738)
Net realized gains (losses) on swap agreements	356,779
Change in net unrealized appreciation/depreciation on investments	(292,903)

Net Realized and Unrealized Gains (Losses) on Investments	(87,679)

Change in Net Assets Resulting from Operations	$(143,075)

See accompanying notes to the financial statements.

27

PROFUNDS VP
ProFund VP Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(55,396)	$(147,324)
Net realized gains (losses) on investments	205,224	946,642
Change in net unrealized appreciation/depreciation on investments	(292,903)	(5,740,525)

Change in net assets resulting from operations	(143,075)	(4,941,207)

Distributions to Shareholders From:
Net investment income	—	(145,273)
Net realized gains on investments	—	(5,293,282)

Change in net assets resulting from distributions	—	(5,438,555)

Capital Transactions:
Proceeds from shares issued	197,414,026	57,258,918
Dividends reinvested	—	5,438,555
Value of shares redeemed	(195,672,112)	(118,028,326)

Change in net assets resulting from capital transactions	1,741,914	(55,330,853)

Change in net assets	1,598,839	(65,710,615)
Net Assets:
Beginning of period	2,814,743	68,525,358

End of period	$4,413,582	$2,814,743

Accumulated net investment income (loss)	$(67)	$—

Share Transactions:
Issued	10,569,204	2,612,478
Reinvested	—	209,578
Redeemed	(10,530,714)	(4,894,957)

Change in shares	38,490	(2,072,901)

See accompanying notes to the financial statements.

28

PROFUNDS VP
ProFund VP Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the
	year ended		year ended	year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.75		$30.71	$37.24	$32.95	$35.93

Investment Activities:
Net investment income (loss)(a)	(0.25)		(0.10)	0.06	0.17	— (b)
Net realized and unrealized gains (losses) on investments	4.89	(c)	(9.82)	(0.82)	4.65	1.04

Total income (loss) from investment activities	4.64		(9.92)	(0.76)	4.82	1.04

Distributions to Shareholders From:
Net investment income	—		(0.08)	(0.28)	—	—
Net realized gains on investments	—		(2.96)	(5.49)	(0.53)	(4.02)

Total distributions	—		(3.04)	(5.77)	(0.53)	(4.02)

Net Asset Value, End of Period	$22.39		$17.75	$30.71	$37.24	$32.95

Total Return	26.14%		(35.44)%	(2.21)%	14.75%	2.81%

Ratios to Average Net Assets:
Gross expenses	2.30%		1.65%	1.61%	1.59%	1.60%
Net expenses	1.73%	(d)	1.62%	1.56%	1.55%	1.60%
Net investment income (loss)	(1.34)%		(0.37)%	0.15%	0.47%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$4,414		$2,815	$68,525	$119,948	$117,108
Portfolio turnover rate(e)	840%		69%	40%	53%	67%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(e)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

29

ProFund VP NASDAQ-100

The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2009, the Fund had a total return of 52.01%, compared to a total return of 54.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Apple Computer Inc (+146.90%), and Google Inc Class A (+101.52%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP NASDAQ-100 from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP NASDAQ-100	1/22/2001	52.01%	1.67%	–5.20%	1.74%	1.68%

NASDAQ-100 Index	1/22/2001	54.63%	3.32%	–3.50%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

30

PROFUNDS VP
ProFund VP NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	69%
Futures Contracts	6%
Swap Agreements	25%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Apple Computer, Inc.	10.7%
Microsoft Corp.	3.8%
Qualcomm, Inc.	3.8%
Google, Inc.—Class A	3.7%
Oracle Corp.	2.1%

NASDAQ-100 Index - Composition
% of Index

Technology	44%
Communications	27%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2009

Common Stocks (69.3%)
	Shares	Value

Activision Blizzard, Inc.* (Software)	24,653	$273,895
Adobe Systems, Inc.* (Software)	11,214	412,451
Altera Corp. (Semiconductors)	9,078	205,435
Amazon.com, Inc.* (Internet)	6,230	838,060
Amgen, Inc.* (Biotechnology)	10,324	584,029
Apollo Group, Inc.—Class A* (Commercial Services)	3,382	204,882
Apple Computer, Inc.* (Computers)	27,323	5,761,328
Applied Materials, Inc. (Semiconductors)	15,041	209,672
Autodesk, Inc.* (Software)	5,251	133,428
Automatic Data Processing, Inc. (Software)	7,743	331,555
Baidu, Inc.ADR* (Internet)	623	256,196
Bed Bath & Beyond, Inc.* (Retail)	7,654	295,674
Biogen Idec, Inc.* (Biotechnology)	6,942	371,397
BMC Software, Inc.* (Software)	4,628	185,583
Broadcom Corp.—Class A* (Semiconductors)	8,633	271,508
C.H. Robinson Worldwide, Inc. (Transportation)	3,649	214,306
CA, Inc. (Software)	10,947	245,870
Celgene Corp.* (Biotechnology)	10,146	564,929
Cephalon, Inc.* (Pharmaceuticals)	1,602	99,981
Cerner Corp.* (Software)	1,780	146,743
Check Point Software Technologies, Ltd.* (Internet)	4,450	150,766
Cintas Corp. (Textiles)	4,005	104,330
Cisco Systems, Inc.* (Telecommunications)	44,767	1,071,722
Citrix Systems, Inc.* (Software)	4,717	196,274
Cognizant Technology Solutions Corp.* (Computers)	6,230	282,219
Comcast Corp.—Class A (Media)	31,417	529,691
Costco Wholesale Corp. (Retail)	4,984	294,903
Dell, Inc.* (Computers)	15,664	224,935
DENTSPLY International, Inc. (Healthcare-Products)	3,204	112,685
DIRECTV—Class A* (Media)	15,130	504,585
DISH Network Corp.—Class A (Media)	4,717	97,972
eBay, Inc.* (Internet)	21,004	494,434
Electronic Arts, Inc.* (Software)	7,120	126,380
Expedia, Inc.* (Internet)	6,230	160,173
Expeditors International of Washington, Inc. (Transportation)	4,539	157,639
Express Scripts, Inc.* (Pharmaceuticals)	5,340	461,643
Fastenal Co. (Distribution/Wholesale)	3,115	129,709
First Solar, Inc.* (Energy-Alternate Sources)	1,602	216,911
Fiserv, Inc.* (Software)	4,183	202,792
Flextronics International, Ltd.* (Electronics)	19,224	140,527
FLIR Systems, Inc.* (Electronics)	3,471	113,571
Foster Wheeler AG* (Engineering & Construction)	2,848	83,845
Garmin, Ltd. (Electronics)	4,094	125,686
Genzyme Corp.* (Biotechnology)	7,387	362,037
Gilead Sciences, Inc.* (Pharmaceuticals)	19,313	835,867
Google, Inc.—Class A* (Internet)	3,204	1,986,416
Henry Schein, Inc.* (Healthcare-Products)	1,958	102,991
Hologic, Inc.* (Healthcare-Products)	5,874	85,173
Illumina, Inc.* (Biotechnology)	2,759	84,563
Infosys Technologies, Ltd.ADR (Software)	2,403	132,814
Intel Corp. (Semiconductors)	42,097	858,779
Intuit, Inc.* (Software)	8,722	267,853
Intuitive Surgical, Inc.* (Healthcare-Products)	801	242,959
J.B. Hunt Transport Services, Inc. (Transportation)	2,759	89,033
Joy Global, Inc. (Machinery-Construction & Mining)	2,225	114,788
KLA -Tencor Corp. (Semiconductors)	4,539	164,130
Lam Research Corp.* (Semiconductors)	2,848	111,670
Liberty Media Holding Corp.-Interactive Series A* (Internet)	11,926	129,278
Life Technologies Corp.* (Biotechnology)	3,916	204,533
Linear Technology Corp. (Semiconductors)	6,497	198,418
Logitech International S.A.*GDR (Computers)	3,738	63,920
Marvell Technology Group, Ltd.* (Semiconductors)	12,905	267,779
Mattel, Inc. (Toys/Games/Hobbies)	8,989	179,600
Maxim Integrated Products, Inc. (Semiconductors)	6,497	131,889
Microchip Technology, Inc. (Semiconductors)	3,293	95,695
Microsoft Corp. (Software)	66,572	2,029,780
Millicom International Cellular S.A.
(Telecommunications)	2,314	170,704
Mylan Laboratories, Inc.* (Pharmaceuticals)	6,942	127,941
NetApp, Inc.* (Computers)	7,654	263,221
News Corp.—Class A (Media)	30,972	424,007
NII Holdings, Inc.—Class B* (Telecommunications)	3,560	119,545
NVIDIA Corp.* (Semiconductors)	11,837	221,115
O’Reilly Automotive, Inc.* (Retail)	2,937	111,958
Oracle Corp. (Software)	45,479	1,116,055
PACCAR, Inc. (Auto Manufacturers)	8,900	322,803
Patterson Cos., Inc.* (Healthcare-Products)	2,581	72,216
Paychex, Inc. (Commercial Services)	7,476	229,065
Priceline.com, Inc.* (Internet)	979	213,911
QIAGEN N.V.* (Biotechnology)	5,073	113,229
Qualcomm, Inc. (Telecommunications)	43,877	2,029,750
Research In Motion, Ltd.* (Computers)	12,371	835,537

See accompanying notes to the financial statements.

31

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2009

Common Stocks, continued
	Shares	Value

Ross Stores, Inc. (Retail)	2,759	$117,837
Rovi Corp.* (Semiconductors)	108	3,442
SanDisk Corp.* (Computers)	5,073	147,066
Seagate Technology (Computers)	10,769	195,888
Sears Holdings Corp.* (Retail)	2,670	222,811
Sigma-Aldrich Corp. (Chemicals)	2,581	130,418
Staples, Inc. (Retail)	10,591	260,433
Starbucks Corp.* (Retail)	22,428	517,190
Stericycle, Inc.* (Environmental Control)	1,958	108,023
Symantec Corp.* (Internet)	18,423	329,587
Teva Pharmaceutical Industries, Ltd.ADR (Pharmaceuticals)	16,287	915,004
Urban Outfitters, Inc.* (Retail)	3,649	127,679
VeriSign, Inc.* (Internet)	3,916	94,924
Vertex Pharmaceuticals, Inc.* (Biotechnology)	4,272	183,055
Virgin Media, Inc. (Telecommunications)	7,298	122,825
Vodafone Group PLCADR (Telecommunications)	12,727	293,866
Warner Chilcott PLC—Class A* (Pharmaceuticals)	5,607	159,631
Wynn Resorts, Ltd. (Lodging)	2,937	171,021
Xilinx, Inc. (Semiconductors)	8,010	200,731
Yahoo!, Inc.* (Internet)	14,685	246,414

TOTAL COMMON STOCKS
(Cost $18,354,558)		37,249,181

Repurchase Agreements (30.6%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,524,000 (Collateralized by $2,577,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,574,561)	$2,524,000	2,524,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,207,000 (Collateralized by $1,232,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,231,819)	1,207,000	1,207,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $11,738,000 (Collateralized by $11,216,000 of various U.S. Government Agency Obligations, 3.63%–4.88%, 9/16/11–6/13/18, market value $11,978,193)	11,738,000	11,738,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $351,000 (Collateralized by $359,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $360,346)	351,000	351,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $612,000 (Collateralized by $615,400 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $624,400)	612,000	612,000

TOTAL REPURCHASE AGREEMENTS
(Cost $16,432,000)		16,432,000

TOTAL INVESTMENT SECURITIES
(Cost $34,786,558)—99.9%		53,681,181
Net other assets (liabilities)—0.1%		64,919

NET ASSETS—100.0%		$53,746,100

*	Non-income producing security
†

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $1,650,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,161,150)	85	$92,578

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$6,990,799	$(59,662)
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	6,272,969	(60,583)

ProFund VP NASDAQ-100 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Auto Manufacturers	$322,803	0.6%
Biotechnology	2,467,772	4.6%
Chemicals	130,418	0.2%
Commercial Services	433,947	0.8%
Computers	7,774,114	14.5%
Distribution/Wholesale	129,709	0.2%
Electronics	379,784	0.7%
Energy-Alternate Sources	216,911	0.4%
Engineering & Construction	83,845	0.2%
Environmental Control	108,023	0.2%
Healthcare-Products	616,024	1.2%
Internet	4,900,159	9.2%
Lodging	171,021	0.3%
Machinery-Construction & Mining	114,788	0.2%
Media	1,556,255	2.9%
Pharmaceuticals	2,600,067	4.9%
Retail	1,948,485	3.5%
Semiconductors	2,940,263	5.5%
Software	5,801,473	10.8%
Telecommunications	3,808,412	7.0%
Textiles	104,330	0.2%
Toys/Games/Hobbies	179,600	0.3%
Transportation	460,978	0.9%
Other**	16,496,919	30.7%

Total	$53,746,100	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

32

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP NASDAQ-100	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$37,249,181	$–	$37,249,181
Repurchase Agreements	–	16,432,000	16,432,000

Total Investment Securities	37,249,181	16,432,000	53,681,181

Other Financial Instruments^	92,578	(120,245)	(27,667)

Total Investments	$37,341,759	$16,311,755	$53,653,514

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

33

PROFUNDS VP
ProFund VP NASDAQ-100

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$34,786,558

Securities, at value	37,249,181
Repurchase agreements, at value	16,432,000

Total Investment Securities, at value	53,681,181
Cash	635
Segregated cash balances with brokers for futures contracts	296,650
Dividends receivable	7,531
Receivable for capital shares issued	173,109
Prepaid expenses	104

Total Assets	54,159,210

Liabilities:
Payable for capital shares redeemed	163,922
Unrealized loss on swap agreements	120,245
Variation margin on futures contracts	28,475
Advisory fees payable	21,988
Management services fees payable	2,932
Administration fees payable	1,769
Administrative services fees payable	18,683
Distribution fees payable	15,074
Trustee fees payable	138
Transfer agency fees payable	4,948
Fund accounting fees payable	3,538
Compliance services fees payable	745
Other accrued expenses	30,653

Total Liabilities	413,110

Net Assets	$53,746,100

Net Assets consist of:
Capital	$63,245,386
Accumulated net realized gains (losses) on investments	(28,366,242)
Net unrealized appreciation (depreciation) on investments	18,866,956

Net Assets	$53,746,100

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,301,437

Net Asset Value (offering and redemption price per share)	$16.28

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$217,003
Interest	9,689

Total Investment Income	226,692

Expenses:
Advisory fees	315,070
Management services fees	42,009
Administration fees	17,527
Transfer agency fees	26,489
Administrative services fees	138,991
Distribution fees	105,023
Custody fees	8,998
Fund accounting fees	36,435
Trustee fees	531
Compliance services fees	796
Other fees	76,630

Total Gross Expenses before reductions	768,499
Less Expenses reduced by the Advisor	(67,914)

Total Net Expenses	700,585

Net Investment Income (Loss)	(473,893)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,214,141
Net realized gains (losses) on futures contracts	91,837
Net realized gains (losses) on swap agreements	5,687,120
Change in net unrealized appreciation/depreciation on investments	11,011,700

Net Realized and Unrealized Gains (Losses) on Investments	19,004,798

Change in Net Assets Resulting from Operations	$18,530,905

See accompanying notes to the financial statements.

34

PROFUNDS VP
ProFund VP NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(473,893)	$(503,078)
Net realized gains (losses) on investments	7,993,098	669,075
Change in net unrealized appreciation/depreciation on investments	11,011,700	(25,584,760)

Change in net assets resulting from operations	18,530,905	(25,418,763)

Capital Transactions:
Proceeds from shares issued	255,420,549	278,242,532
Value of shares redeemed	(242,528,301)	(340,447,825)

Change in net assets resulting from capital transactions	12,892,248	(62,205,293)

Change in net assets	31,423,153	(87,624,056)
Net Assets:
Beginning of period	22,322,947	109,947,003

End of period	$53,746,100	$22,322,947

Share Transactions:
Issued	19,740,689	18,750,018
Redeemed	(18,522,892)	(22,570,041)

Change in shares	1,217,797	(3,820,023)

See accompanying notes to the financial statements.

35

PROFUNDS VP
ProFund VP NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$10.71	$18.62	$15.83	$15.01	$16.45

Investment Activities:
Net investment income (loss)(a)	(0.15)	(0.16)	(0.12)	(0.16)	(0.18)
Net realized and unrealized gains (losses) on investments	5.72	(7.75)	2.91	0.98	0.18

Total income (loss) from investment activities	5.57	(7.91)	2.79	0.82	—

Distributions to Shareholders From:
Net realized gains on investments	—	—	—	—	(1.44)

Net Asset Value, End of Period	$16.28	$10.71	$18.62	$15.83	$15.01

Total Return	52.01%	(42.48)%	17.62%	5.46%	0.18%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.76%	1.69%	1.73%	1.84%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.84%
Net investment income (loss)	(1.13)%	(1.02)%	(0.68)%	(1.05)%	(1.21)%

Supplemental Data:
Net assets, end of period (000’s)	$53,746	$22,323	$109,947	$73,789	$90,330
Portfolio turnover rate(b)	238%	470%	336%	258%	387%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

36

ProFund VP Small-Cap Value

The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index. For the year ended December 31, 2009, the Fund had a total return of 20.40%, compared to a total return of 22.85%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The S&P SmallCap 600/Citigroup Value Index is a market capitalization-weighted index comprised of stocks in the S&P SmallCap 600 Index that have value characteristics, based on the Index provider’s methodology for ranking value and growth stocks.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were World Fuel Services Corp (+44.81%), Casey’s General Stores Inc (+40.14%), and EMCOR Group Inc (+19.93%), while the bottom three performers in this group were Piedmont Natural Gas Co Inc (–15.54%), New Jersey Resources Corp (–4.96%), and ProAssurance Corp (+1.76%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Small-Cap Value from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Small-Cap Value	5/1/2002	20.40%	–1.11%	1.21%	1.91%	1.68%

S&P SmallCap 600/Citigroup Value Index[3]	5/1/2002	22.85%	0.86%	3.92%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to December 19, 2005, the Index underlying the Fund’s benchmark was the S&P SmallCap 600/Barra Value Index. The former Index used a methodology which incorporated a single variable, Book-to-Price ratio, in determining if a stock was to be included in either a growth or value index. The S&P SmallCap 600/Barra Value Index represents performance from May 1, 2002 to December 16, 2005 and the S&P SmallCap 600/Citigroup Value Index represents performance from December 19, 2005 to present.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

37

PROFUNDS VP
ProFund VP Small-Cap Value

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Small-Cap Value seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P SmallCap 600/Citigroup Value Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Piedmont Natural Gas Co., Inc.	1.0%
EMCOR Group, Inc.	0.9%
ProAssurance Corp.	0.9%
Casey’s General Stores, Inc.	0.8%
World Fuel Services Corp.	0.8%

S&P SmallCap 600/Citigroup Value Index - Composition
% of Index

Financial	23%
Industrial	23%
Consumer Cyclical	16%
Consumer Non-Cyclical	15%
Utilities	7%
Technology	6%
Basic Materials	4%
Communications	3%
Energy	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks (99.9%)
	Shares	Value

A.M. Castle & Co. (Metal Fabricate/Hardware)	1,710	$23,410
AAR Corp.* (Aerospace/Defense)	4,104	94,310
ABM Industries, Inc. (Commercial Services)	4,959	102,453
Actel Corp.* (Semiconductors)	1,539	18,283
Actuant Corp.—Class A (Miscellaneous Manufacturing)	7,182	133,082
Acuity Brands, Inc. (Miscellaneous Manufacturing)	4,617	164,550
Adaptec, Inc.* (Telecommunications)	12,825	42,964
Administaff, Inc. (Commercial Services)	1,197	28,237
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	2,223	33,523
Agilysys, Inc. (Computers)	2,223	20,229
Albany International Corp.—Class A (Machinery-Diversified)	2,907	65,291
ALLETE, Inc. (Electric)	3,249	106,177
Alliance One International, Inc.* (Agriculture)	9,576	46,731
American Physicians Capital, Inc. (Insurance)	1,026	31,108
American Public Education, Inc.* (Commercial Services)	1,026	35,253
American Science & Engineering, Inc. (Electronics)	513	38,906
American States Water Co. (Water)	1,026	36,331
American Vanguard Corp. (Chemicals)	2,223	18,451
AMERIGROUP Corp.* (Healthcare-Services)	5,472	147,525
Amerisafe, Inc.* (Insurance)	2,052	36,874
AMN Healthcare Services, Inc.* (Commercial Services)	3,420	30,985
AmSurg Corp.* (Healthcare-Services)	1,539	33,889
Analogic Corp. (Electronics)	855	32,926
Anixter International, Inc.* (Telecommunications)	1,539	72,487
Apogee Enterprises, Inc. (Building Materials)	3,078	43,092
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,933	86,801
Applied Signal Technology, Inc. (Telecommunications)	684	13,194
Arch Chemicals, Inc. (Chemicals)	2,736	84,488
Arctic Cat, Inc.* (Leisure Time)	1,368	12,531
Arkansas Best Corp. (Transportation)	2,736	80,520
ArQule, Inc.* (Biotechnology)	1,539	5,679
Arris Group, Inc.* (Telecommunications)	6,669	76,227
Astec Industries, Inc.* (Machinery-Construction & Mining)	2,052	55,281
ATC Technology Corp.* (Auto Parts & Equipment)	1,197	28,548
ATMI, Inc.* (Semiconductors)	1,539	28,656
Audiovox Corp.—Class A* (Telecommunications)	2,052	14,549
Avid Technology, Inc.* (Software)	3,078	39,275
Avista Corp. (Electric)	5,814	125,524
Badger Meter, Inc. (Electronics)	684	27,237
Bank Mutual Corp. (Banks)	4,959	34,316
Bank of the Ozarks, Inc. (Banks)	513	15,016
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,617	78,027
Basic Energy Services, Inc.* (Oil & Gas Services)	2,394	21,307
Bel Fuse, Inc.—Class B (Electronics)	1,197	25,724
Belden, Inc. (Electrical Components & Equipment)	2,565	56,225
Benchmark Electronics, Inc.* (Electronics)	6,840	129,344
BioMed Realty Trust, Inc. (REIT)	5,643	89,047
Black Box Corp. (Telecommunications)	1,881	53,308
Blyth, Inc. (Household Products/Wares)	684	23,064
Boston Private Financial Holdings, Inc. (Banks)	7,011	40,453
Bowne & Co., Inc. (Commercial Services)	4,275	28,557
Brady Corp.—Class A (Electronics)	2,736	82,107
Briggs & Stratton Corp. (Machinery-Diversified)	5,301	99,182
Brightpoint, Inc.* (Distribution/Wholesale)	7,011	51,531
Bristow Group, Inc.* (Transportation)	3,762	144,649
Brookline Bancorp, Inc. (Savings & Loans)	3,762	37,281
Brooks Automation, Inc.* (Semiconductors)	3,591	30,811
Brown Shoe Co., Inc. (Retail)	4,617	45,570
Brunswick Corp. (Leisure Time)	9,405	119,538
Brush Engineered Materials, Inc.* (Mining)	1,026	19,022
Buckeye Technologies, Inc.* (Forest Products & Paper)	2,052	20,028
Cabela’s, Inc.* (Retail)	4,275	60,961
Cabot Microelectronics Corp.* (Chemicals)	1,539	50,725
CACI International, Inc.—Class A* (Computers)	3,249	158,714
Calgon Carbon Corp.* (Environmental Control)	2,565	35,653
Callaway Golf Co. (Leisure Time)	6,840	51,574
Cambrex Corp.* (Biotechnology)	3,078	17,175
Carter’s, Inc.* (Apparel)	2,565	67,331
Cascade Corp. (Machinery-Diversified)	1,026	28,205
Casey’s General Stores, Inc. (Retail)	5,472	174,666
CDI Corp. (Commercial Services)	1,368	17,716
Cedar Shopping Centers, Inc. (REIT)	4,788	32,558

See accompanying notes to the financial statements.

38

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Centene Corp.* (Healthcare-Services)	4,617	$97,742
Central Garden & Pet Co.—Class A* (Household Products/Wares)	7,353	73,089
Central Vermont Public Service Corp. (Electric)	1,197	24,898
Century Aluminum Co.* (Mining)	6,156	99,666
Ceradyne, Inc.* (Miscellaneous Manufacturing)	2,736	52,559
CH Energy Group, Inc. (Electric)	1,710	72,709
Checkpoint Systems, Inc.* (Electronics)	4,104	62,586
Chemed Corp. (Commercial Services)	1,026	49,217
Christopher & Banks Corp. (Retail)	3,933	29,969
Ciber, Inc.* (Computers)	7,524	25,958
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,026	25,835
City Holding Co. (Banks)	1,026	33,171
CKE Restaurants, Inc. (Retail)	5,985	50,633
Clarcor, Inc. (Miscellaneous Manufacturing)	2,907	94,303
Clearwater Paper Corp.* (Forest Products & Paper)	1,197	65,799
Cognex Corp. (Machinery-Diversified)	1,881	33,331
Cohu, Inc. (Semiconductors)	2,565	35,782
Colonial Properties Trust (REIT)	7,011	82,239
Columbia Banking System, Inc. (Banks)	3,078	49,802
Comfort Systems USA, Inc. (Building Materials)	4,104	50,643
Community Bank System, Inc. (Banks)	3,420	66,040
Comtech Telecommunications Corp.* (Telecommunications)	3,078	107,884
CONMED Corp.* (Healthcare-Products)	3,078	70,178
Consolidated Graphics, Inc.* (Commercial Services)	513	17,965
Cross Country Healthcare, Inc.* (Commercial Services)	3,249	32,198
CryoLife, Inc.* (Biotechnology)	1,881	12,076
CTS Corp. (Electronics)	3,591	34,545
Cubic Corp. (Electronics)	855	31,892
Curtiss-Wright Corp. (Aerospace/Defense)	2,565	80,336
Daktronics, Inc. (Electronics)	1,368	12,599
Delphi Financial Group, Inc.—Class A (Insurance)	2,394	53,554
Deltic Timber Corp. (Forest Products & Paper)	684	31,587
Diamond Foods, Inc. (Food)	1,026	36,464
Digi International, Inc.* (Software)	2,565	23,393
Dime Community Bancshares, Inc. (Savings & Loans)	1,710	20,041
DineEquity, Inc.* (Retail)	684	16,614
Drew Industries, Inc.* (Building Materials)	2,052	42,374
DSP Group, Inc.* (Semiconductors)	1,368	7,702
Dycom Industries, Inc.* (Engineering & Construction)	4,104	32,955
E.W. Scripps Co.* (Media)	3,078	21,423
Eagle Materials, Inc.—Class A (Building Materials)	2,736	71,273
East West Bancorp, Inc. (Banks)	9,747	154,003
EastGroup Properties, Inc. (REIT)	1,197	45,821
El Paso Electric Co.* (Electric)	2,565	52,018
Electro Scientific Industries, Inc.* (Electronics)	2,907	31,454
EMCOR Group, Inc.* (Engineering & Construction)	7,011	188,596
Emergent Biosolutions, Inc.* (Biotechnology)	1,026	13,943
Employers Holdings, Inc. (Insurance)	4,788	73,448
EMS Technologies, Inc.* (Telecommunications)	1,710	24,795
Encore Wire Corp. (Electrical Components & Equipment)	2,052	43,236
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	2,223	58,709
Entertainment Properties Trust (REIT)	2,223	78,405
EPIQ Systems, Inc.* (Software)	1,197	16,746
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	1,368	49,043
Esterline Technologies Corp.* (Aerospace/Defense)	3,249	132,462
Ethan Allen Interiors, Inc. (Home Furnishings)	2,736	36,717
Exar Corp.* (Semiconductors)	2,394	17,021
Extra Space Storage, Inc. (REIT)	5,814	67,152
EZCORP, Inc.—Class A* (Retail)	2,223	38,258
FEI Co.* (Electronics)	1,368	31,956
Financial Federal Corp. (Diversified Financial Services)	1,368	37,620
First BanCorp (Banks)	8,037	18,485
First Commonwealth Financial Corp. (Banks)	8,037	37,372
First Financial Bancorp (Banks)	2,565	37,346
First Financial Bankshares, Inc. (Banks)	1,026	55,640
First Midwest Bancorp, Inc. (Banks)	5,814	63,314
Franklin Street Properties Corp. (REIT)	7,182	104,929
Fred’s, Inc. (Retail)	4,275	43,605
Fuller (H.B.) Co. (Chemicals)	3,249	73,915
G & K Services, Inc. (Textiles)	2,052	51,567
General Communication, Inc.—Class A* (Telecommunications)	4,788	30,547
Genesco, Inc.* (Retail)	1,197	32,870
Gentiva Health Services, Inc.* (Healthcare-Services)	3,078	83,137
Gerber Scientific, Inc.* (Machinery-Diversified)	2,736	13,817
Gibraltar Industries, Inc.* (Iron/Steel)	3,249	51,107
Glacier Bancorp, Inc. (Banks)	6,669	91,499
Greatbatch, Inc.* (Electrical Components & Equipment)	855	16,442
Greenhill & Co., Inc. (Diversified Financial Services)	1,026	82,326
Griffon Corp.* (Miscellaneous Manufacturing)	4,788	58,509
Group 1 Automotive, Inc.* (Retail)	2,565	72,718
Haemonetics Corp.* (Healthcare-Products)	1,026	56,584
Hancock Holding Co. (Banks)	1,368	59,905
Hanger Orthopedic Group, Inc.* (Healthcare-Products)	3,420	47,299
Hanmi Financial Corp.* (Banks)	5,472	6,566
Harmonic, Inc.* (Telecommunications)	10,260	64,946
Haverty Furniture Cos., Inc. (Retail)	2,052	28,174
Headwaters, Inc.* (Energy-Alternate Sources)	6,498	42,367
Healthcare Realty Trust, Inc. (REIT)	3,762	80,733
Healthcare Services Group, Inc. (Commercial Services)	1,881	40,366
HealthSpring, Inc.* (Healthcare-Services)	5,301	93,351
Heartland Express, Inc. (Transportation)	2,736	41,779
Heartland Payment Systems, Inc. (Commercial Services)	3,933	51,640
Helen of Troy, Ltd.* (Household Products/Wares)	3,249	79,471
Hillenbrand, Inc. (Commercial Services)	3,591	67,654
Holly Corp. (Oil & Gas)	2,052	52,593
Home Bancshares, Inc. (Banks)	1,197	28,812
Home Properties, Inc. (REIT)	1,710	81,584
Hot Topic, Inc.* (Retail)	4,788	30,452
Hub Group, Inc.—Class A* (Transportation)	2,223	59,643
Hutchinson Technology, Inc.* (Computers)	2,565	26,317
ICU Medical, Inc.* (Healthcare-Products)	684	24,925
Independent Bank Corp./MA (Banks)	2,223	46,438
Infinity Property & Casualty Corp. (Insurance)	1,539	62,545
InfoSpace, Inc.* (Internet)	3,762	32,240
Inland Real Estate Corp. (REIT)	7,524	61,321
Insight Enterprises, Inc.* (Retail)	4,959	56,632
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	4,104	93,243
Integral Systems, Inc.* (Computers)	1,026	8,885
Interface, Inc.—Class A (Office Furnishings)	5,985	49,735
Intermec, Inc.* (Machinery-Diversified)	5,301	68,171
Invacare Corp. (Healthcare-Products)	3,420	85,295
inVentiv Health, Inc.* (Advertising)	1,881	30,416
Investment Technology Group, Inc.* (Diversified Financial Services)	1,710	33,687
ION Geophysical Corp.* (Oil & Gas Services)	4,959	29,357
Iowa Telecommunications Services, Inc. (Telecommunications)	1,881	31,526
See accompanying notes to the financial statements.

39

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

J & J Snack Foods Corp. (Food)	684	$27,333
Jack in the Box, Inc.* (Retail)	6,156	121,089
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	2,907	35,233
Jo-Ann Stores, Inc.* (Retail)	1,026	37,182
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,197	20,361
K-Swiss, Inc.—Class A* (Apparel)	2,907	28,896
Kaman Corp. (Aerospace/Defense)	2,736	63,174
Kaydon Corp. (Metal Fabricate/Hardware)	1,368	48,920
Keithley Instruments, Inc. (Electronics)	855	3,976
Kelly Services, Inc.—Class A* (Commercial Services)	2,907	34,681
Kendle International, Inc.* (Commercial Services)	1,539	28,179
Kid Brands, Inc.* (Household Products/Wares)	1,026	4,494
Kilroy Realty Corp. (REIT)	2,565	78,669
Kite Realty Group Trust (REIT)	6,669	27,143
Knight Transportation, Inc. (Transportation)	2,565	49,479
Kulicke & Soffa Industries, Inc.* (Semiconductors)	3,933	21,199
La-Z-Boy, Inc.* (Home Furnishings)	2,907	27,704
LaBranche & Co., Inc.* (Diversified Financial Services)	5,643	16,026
Laclede Group, Inc. (Gas)	2,394	80,845
Lance, Inc. (Food)	1,539	40,476
Landauer, Inc. (Commercial Services)	513	31,498
Landry’s Restaurants, Inc.* (Retail)	855	18,203
LaSalle Hotel Properties (REIT)	2,565	54,455
Lawson Products, Inc. (Metal Fabricate/Hardware)	513	9,054
LCA-Vision, Inc.* (Healthcare-Products)	2,052	10,506
Lexington Realty Trust (REIT)	10,944	66,540
Lindsay Manufacturing Co. (Machinery-Diversified)	684	27,257
Lithia Motors, Inc.—Class A* (Retail)	2,223	18,273
Littelfuse, Inc.* (Electrical Components & Equipment)	684	21,991
Live Nation, Inc.* (Commercial Services)	8,892	75,671
Liz Claiborne, Inc.* (Apparel)	10,089	56,801
LoJack Corp.* (Electronics)	1,881	7,599
LTC Properties, Inc. (REIT)	1,368	36,594
Lydall, Inc.* (Miscellaneous Manufacturing)	1,881	9,800
M/I Schottenstein Homes, Inc.* (Home Builders)	2,052	21,320
Magellan Health Services, Inc.* (Healthcare-Services)	3,762	153,226
MagneTek, Inc.* (Electrical Components & Equipment)	3,249	5,003
Maidenform Brands, Inc.* (Apparel)	855	14,270
Mannatech, Inc. (Pharmaceuticals)	1,710	5,335
Marcus Corp. (Lodging)	2,223	28,499
MarineMax, Inc.* (Retail)	2,223	20,429
Martek Biosciences Corp.* (Biotechnology)	3,591	68,014
Matrix Service Co.* (Oil & Gas Services)	2,736	29,138
MedCath Corp.* (Healthcare-Services)	1,881	14,879
Meridian Bioscience, Inc. (Healthcare-Products)	1,881	40,536
Merit Medical Systems, Inc.* (Healthcare-Products)	1,197	23,090
Meritage Homes Corp.* (Home Builders)	3,420	66,109
Methode Electronics, Inc. (Electronics)	2,565	22,264
Micrel, Inc. (Semiconductors)	2,223	18,229
Microsemi Corp.* (Semiconductors)	5,130	91,057
Mid-America Apartment Communities, Inc. (REIT)	1,368	66,047
Midas, Inc.* (Commercial Services)	1,026	8,670
MKS Instruments, Inc.* (Semiconductors)	5,301	92,290
Mobile Mini, Inc.* (Storage/Warehousing)	1,197	16,866
Molina Healthcare, Inc.* (Healthcare-Services)	1,368	31,286
Monarch Casino & Resort, Inc.* (Lodging)	1,197	9,696
Moog, Inc.—Class A* (Aerospace/Defense)	4,788	139,953
Movado Group, Inc. (Retail)	1,881	18,283
MTS Systems Corp. (Computers)	1,026	29,487
Mueller Industries, Inc. (Metal Fabricate/Hardware)	4,104	101,943
Multimedia Games, Inc.* (Leisure Time)	1,197	7,194
MWI Veterinary Supply, Inc.* (Distribution/Wholesale)	513	19,340
Myers Industries, Inc. (Miscellaneous Manufacturing)	3,078	28,010
Nara Bancorp, Inc.* (Banks)	3,420	38,783
Nash Finch Co. (Food)	1,368	50,739
National Financial Partners* (Diversified Financial Services)	4,446	35,968
National Penn Bancshares, Inc. (Banks)	13,509	78,217
National Retail Properties, Inc. (REIT)	4,104	87,087
NBT Bancorp, Inc. (Banks)	2,223	45,283
NCI Building Systems, Inc.* (Building Materials)	9,576	17,333
Neenah Paper, Inc. (Forest Products & Paper)	1,539	21,469
Network Equipment Technologies, Inc.* (Telecommunications)	1,710	6,926
New Jersey Resources Corp. (Gas)	4,446	166,280
Newport Corp.* (Electronics)	2,394	22,001
Northwest Natural Gas Co. (Gas)	1,710	77,018
O’Charley’s, Inc.* (Retail)	2,052	13,441
OfficeMax, Inc.* (Retail)	5,301	67,270
Old Dominion Freight Line, Inc.* (Transportation)	1,368	41,998
Old National Bancorp (Banks)	9,405	116,904
Olympic Steel, Inc. (Iron/Steel)	1,026	33,427
OM Group, Inc.* (Chemicals)	3,249	101,986
Omnicell, Inc.* (Software)	1,197	13,993
On Assignment, Inc.* (Commercial Services)	1,881	13,449
Orbital Sciences Corp.* (Aerospace/Defense)	3,591	54,799
Osteotech, Inc.* (Healthcare-Products)	1,881	6,019
Oxford Industries, Inc. (Apparel)	684	14,145
Palomar Medical Technologies, Inc.* (Healthcare-Products)	1,881	18,960
Papa John’s International, Inc.* (Retail)	1,026	23,967
PAREXEL International Corp.* (Commercial Services)	2,223	31,344
Park Electrochemical Corp. (Electronics)	1,197	33,085
Parkway Properties, Inc. (REIT)	2,394	49,843
PC-Tel, Inc.* (Internet)	2,052	12,148
Penford Corp. (Chemicals)	1,197	10,402
Penn Virginia Corp. (Oil & Gas)	4,788	101,937
Pennsylvania REIT (REIT)	4,275	36,166
Perry Ellis International, Inc.* (Apparel)	1,026	15,452
Petroleum Development* (Oil & Gas)	2,052	37,367
PetroQuest Energy, Inc.* (Oil & Gas)	2,736	16,772
PharMerica Corp.* (Pharmaceuticals)	3,249	51,594
Phoenix Technologies, Ltd.* (Software)	1,710	4,703
Piedmont Natural Gas Co., Inc. (Gas)	7,866	210,415
Pinnacle Entertainment, Inc.* (Entertainment)	3,933	35,318
Pinnacle Financial Partners, Inc.* (Banks)	3,591	51,064
Pioneer Drilling Co.* (Oil & Gas)	5,814	45,931
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	1,197	60,580
Plexus Corp.* (Electronics)	1,710	48,735
PolyOne Corp.* (Chemicals)	5,130	38,321
Pool Corp. (Distribution/Wholesale)	5,301	101,143
Post Properties, Inc. (REIT)	5,130	100,548
Pre-Paid Legal Services, Inc. (Commercial Services)	342	14,049
Presidential Life Corp. (Insurance)	2,223	20,340
PrivateBancorp, Inc. (Banks)	6,327	56,753
ProAssurance Corp.* (Insurance)	3,420	183,688
Progress Software Corp.* (Software)	2,223	64,934
Prosperity Bancshares, Inc. (Banks)	2,394	96,885
PS Business Parks, Inc. (REIT)	855	42,793
PSS World Medical, Inc.* (Healthcare-Products)	3,078	69,470
Quaker Chemical Corp. (Chemicals)	1,197	24,706
Quanex Building Products Corp. (Building Materials)	2,394	40,626

See accompanying notes to the financial statements.

40

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Quiksilver, Inc.* (Apparel)	13,680	$27,634
RadiSys Corp.* (Computers)	1,368	13,064
RC2 Corp.* (Toys/Games/Hobbies)	1,368	20,178
Red Robin Gourmet Burgers, Inc.* (Retail)	1,710	30,609
Res-Care, Inc.* (Healthcare-Services)	2,736	30,643
Rewards Network, Inc. (Commercial Services)	855	10,807
RLI Corp. (Insurance)	1,197	63,740
Robbins & Myers, Inc. (Machinery-Diversified)	3,591	84,460
Rock-Tenn Co.—Class A (Forest Products & Paper)	1,710	86,201
Rogers Corp.* (Electronics)	1,710	51,830
RTI International Metals, Inc.* (Mining)	1,368	34,433
Ruby Tuesday, Inc.* (Retail)	6,840	49,248
Rudolph Technologies, Inc.* (Semiconductors)	1,710	11,491
Ruth’s Hospitality Group, Inc.* (Retail)	2,223	4,646
S&T Bancorp, Inc. (Banks)	2,565	43,631
Safety Insurance Group, Inc. (Insurance)	1,539	55,758
ScanSource, Inc.* (Distribution/Wholesale)	2,907	77,617
School Specialty, Inc.* (Retail)	1,710	39,997
Schulman (A.), Inc. (Chemicals)	2,736	55,212
SEACOR SMIT, Inc.* (Oil & Gas Services)	855	65,194
Seahawk Drilling, Inc.* (Oil & Gas)	1,197	26,980
Selective Insurance Group, Inc. (Insurance)	5,643	92,827
Simmons First National Corp.—Class A (Banks)	1,539	42,784
Simpson Manufacturing Co., Inc. (Building Materials)	4,104	110,357
Skechers U.S.A., Inc.—Class A* (Apparel)	1,197	35,204
Skyline Corp. (Home Builders)	684	12,586
SkyWest, Inc. (Airlines)	5,985	101,266
Smith Corp. (Miscellaneous Manufacturing)	1,197	51,938
Sonic Automotive, Inc.* (Retail)	2,736	28,427
Sonic Solutions* (Electronics)	1,368	16,183
South Financial Group, Inc. (Banks)	23,085	14,883
South Jersey Industries, Inc. (Gas)	3,249	124,047
Southwest Gas Corp. (Gas)	4,788	136,602
Sovran Self Storage, Inc. (REIT)	1,539	54,988
Spartan Motors, Inc. (Auto Parts & Equipment)	1,710	9,627
Spartan Stores, Inc. (Food)	2,394	34,210
Spherion Corp.* (Commercial Services)	5,472	30,753
Stage Stores, Inc. (Retail)	4,104	50,725
Standard Microsystems Corp.* (Semiconductors)	1,539	31,980
Standard Motor Products, Inc.* (Auto Parts & Equipment)	1,881	16,026
Standard Pacific Corp.* (Home Builders)	10,431	39,012
Standex International Corp. (Miscellaneous Manufacturing)	1,368	27,483
StarTek, Inc.* (Commercial Services)	513	3,837
Stein Mart, Inc.* (Retail)	1,368	14,583
Stepan Co. (Chemicals)	342	22,165
Sterling Bancorp (Banks)	1,881	13,430
Sterling Bancshares, Inc. (Banks)	8,721	44,739
Stewart Information Services Corp. (Insurance)	1,881	21,218
Stone Energy Corp.* (Oil & Gas)	2,565	46,298
Superior Industries International, Inc. (Auto Parts & Equipment)	2,565	39,244
Supertex, Inc.* (Semiconductors)	684	20,383
Susquehanna Bancshares, Inc. (Banks)	9,234	54,388
Swift Energy Co.* (Oil & Gas)	2,223	53,263
SWS Group, Inc. (Diversified Financial Services)	3,078	37,244
Symmetricom, Inc.* (Telecommunications)	2,907	15,116
Symmetry Medical, Inc.* (Healthcare-Products)	3,762	30,322
SYNNEX Corp.* (Software)	2,223	68,157
Take-Two Interactive Software, Inc.* (Software)	8,721	87,646
Tanger Factory Outlet Centers, Inc. (REIT)	1,881	73,340
Technitrol, Inc. (Electronics)	4,446	19,473
Tekelec* (Telecommunications)	4,104	62,709
Teledyne Technologies, Inc.* (Aerospace/Defense)	2,052	78,715
Texas Industries, Inc. (Building Materials)	2,907	101,716
The Cato Corp.—Class A (Retail)	1,881	37,733
The Children’s Place Retail Stores, Inc.* (Retail)	2,907	95,960
The Finish Line, Inc.—Class A (Retail)	5,985	75,112
The Geo Group, Inc.* (Commercial Services)	5,472	119,727
The Great Atlantic & Pacific Tea Co., Inc.* (Food)	3,078	36,290
The Hain Celestial Group, Inc.* (Food)	4,446	75,626
The Men’s Wearhouse, Inc. (Retail)	2,565	54,019
The Nautilus Group, Inc.* (Leisure Time)	2,223	4,513
The Navigators Group, Inc.* (Insurance)	855	40,279
The Pep Boys-Manny, Moe & Jack (Retail)	4,959	41,953
The Standard Register Co. (Household Products/Wares)	1,368	6,977
Theragenics Corp.* (Pharmaceuticals)	2,394	3,208
THQ, Inc.* (Software)	4,788	24,132
Tollgrade Communications, Inc.* (Telecommunications)	1,368	8,358
Tompkins Financial Corp. (Banks)	342	13,851
Toro Co. (Housewares)	1,881	78,645
Tractor Supply Co.* (Retail)	1,368	72,449
Tredegar Corp. (Miscellaneous Manufacturing)	2,394	37,873
Triumph Group, Inc. (Aerospace/Defense)	684	33,003
TrueBlue, Inc.* (Commercial Services)	4,617	68,378
TrustCo Bank Corp. NY (Banks)	5,301	33,396
Tuesday Morning Corp.* (Retail)	3,420	8,824
UIL Holdings Corp. (Electric)	3,249	91,232
Ultratech Stepper, Inc.* (Semiconductors)	1,368	20,328
UMB Financial Corp. (Banks)	1,539	60,560
Umpqua Holdings Corp. (Banks)	9,234	123,828
UniFirst Corp. (Textiles)	684	32,907
Unisource Energy Corp. (Electric)	3,762	121,099
United Bankshares, Inc. (Banks)	4,104	81,957
United Community Banks, Inc.* (Banks)	8,892	30,144
United Fire & Casualty Co. (Insurance)	2,394	43,643
United Natural Foods, Inc.* (Food)	4,617	123,459
United Online, Inc. (Internet)	5,814	41,803
United Stationers, Inc.* (Distribution/Wholesale)	2,565	145,820
Universal Forest Products, Inc. (Building Materials)	2,052	75,534
Universal Technical Institute, Inc.* (Commercial Services)	1,026	20,725
Urstadt Biddle Properties—Class A (REIT)	1,368	20,889
USA Mobility, Inc. (Telecommunications)	1,539	16,944
Varian Semiconductor Equipment Associates, Inc.* (Semiconductors)	3,933	141,116
Viad Corp. (Commercial Services)	2,223	45,860
Vicor Corp.* (Electrical Components & Equipment)	855	7,952
ViroPharma, Inc.* (Pharmaceuticals)	8,208	68,865
Volt Information Sciences, Inc.* (Commercial Services)	1,368	13,680
Watsco, Inc. (Distribution/Wholesale)	2,052	100,507
Watts Water Technologies, Inc.—Class A (Electronics)	1,368	42,299
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	5,301	61,492
WD-40 Co. (Household Products/Wares)	855	27,668
West Pharmaceutical Services, Inc. (Healthcare-Products)	1,368	53,626
Whitney Holding Corp. (Banks)	10,260	93,469
Wilshire Bancorp, Inc. (Banks)	2,052	16,806
Winnebago Industries, Inc.* (Home Builders)	1,539	18,776
Wintrust Financial Corp. (Banks)	2,565	78,976
Wolverine World Wide, Inc. (Apparel)	1,881	51,201
World Fuel Services Corp. (Retail)	6,327	169,500

See accompanying notes to the financial statements.

41

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Small-Cap Value	December 31, 2009

Common Stocks, continued
	Shares	Value

Zale Corp.* (Retail)	2,565	$6,977
Zenith National Insurance Corp. (Insurance)	3,933	117,125
Zep, Inc. (Chemicals)	1,539	26,655

TOTAL COMMON STOCKS
(Cost $15,720,148)		21,274,519

TOTAL INVESTMENT SECURITIES
(Cost $15,720,148)—99.9%		21,274,519
Net other assets (liabilities)—0.1%		26,554

NET ASSETS—100.0%		$21,301,073

*	Non-income producing security

ProFund VP Small-Cap Value invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$30,416	0.1%
Aerospace/Defense	676,752	3.3%
Agriculture	46,731	0.2%
Airlines	101,266	0.5%
Apparel	310,934	1.5%
Auto Parts & Equipment	93,445	0.4%
Banks	2,068,909	10.0%
Biotechnology	116,887	0.6%
Building Materials	552,948	2.6%
Chemicals	507,026	2.3%
Commercial Services	1,053,549	4.9%
Computers	282,654	1.2%
Distribution/Wholesale	495,958	2.4%
Diversified Financial Services	303,451	1.6%
Electric	593,657	2.7%
Electrical Components & Equipment	184,372	0.9%
Electronics	808,721	3.7%
Energy-Alternate Sources	42,367	0.2%
Engineering & Construction	314,794	1.5%
Entertainment	35,318	0.2%
Environmental Control	35,653	0.2%
Food	424,597	2.1%
Forest Products & Paper	286,576	1.3%
Gas	795,207	3.8%
Healthcare-Products	536,810	2.4%
Healthcare-Services	685,678	3.2%
Home Builders	157,803	0.8%
Home Furnishings	64,421	0.3%
Household Products/Wares	214,763	0.9%
Housewares	78,645	0.4%
Insurance	896,147	4.2%
Internet	86,191	0.5%
Iron/Steel	84,534	0.4%
Leisure Time	195,350	0.9%
Lodging	38,195	0.1%
Machinery-Construction & Mining	55,281	0.3%
Machinery-Diversified	506,515	2.4%
Media	21,423	0.1%
Metal Fabricate/Hardware	209,162	0.9%
Mining	153,121	0.8%
Miscellaneous Manufacturing	864,247	3.9%
Office Furnishings	49,735	0.2%
Oil & Gas	381,141	1.7%
Oil & Gas Services	144,996	0.6%
Pharmaceuticals	129,002	0.5%
REIT	1,518,891	7.3%
Retail	1,800,021	8.4%
Savings & Loans	57,322	0.3%
Semiconductors	586,328	2.7%
Software	342,979	1.6%
Storage/Warehousing	16,866	0.1%
Telecommunications	642,480	2.9%
Textiles	84,474	0.4%
Toys/Games/Hobbies	55,411	0.3%
Transportation	418,068	2.0%
Water	36,331	0.2%
Other**	26,554	0.1%

Total	$21,301,073	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description

Investment Securities:
Common Stocks	$21,274,519	$21,274,519

Total Investment Securities	$21,274,519	$21,274,519

See accompanying notes to the financial statements.

42

PROFUNDS VP
ProFund VP Small-Cap Value

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$15,720,148

Securities, at value	21,274,519

Total Investment Securities, at value	21,274,519
Dividends receivable	27,934
Receivable for capital shares issued	2,660
Receivable for investments sold	621,696
Prepaid expenses	49

Total Assets	21,926,858

Liabilities:
Cash overdraft	299,341
Payable for capital shares redeemed	274,269
Advisory fees payable	10,349
Management services fees payable	1,380
Administration fees payable	707
Administrative services fees payable	7,798
Distribution fees payable	6,765
Trustee fees payable	55
Transfer agency fees payable	2,046
Fund accounting fees payable	1,414
Compliance services fees payable	328
Other accrued expenses	21,333

Total Liabilities	625,785

Net Assets	$21,301,073

Net Assets consist of:
Capital	$35,884,967
Accumulated net investment income (loss)	52,497
Accumulated net realized gains (losses) on investments	(20,190,762)
Net unrealized appreciation (depreciation) on investments	5,554,371

Net Assets	$21,301,073

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	951,616

Net Asset Value (offering and redemption price per share)	$22.38

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$396,207
Interest	39

Total Investment Income	396,246

Expenses:
Advisory fees	154,715
Management services fees	20,628
Administration fees	8,703
Transfer agency fees	13,055
Administrative services fees	66,402
Distribution fees	51,572
Custody fees	49,788
Fund accounting fees	20,379
Trustee fees	295
Compliance services fees	280
Other fees	33,876

Total Gross Expenses before reductions	419,693
Less Expenses reduced by the Advisor	(75,944)

Total Net Expenses	343,749

Net Investment Income (Loss)	52,497

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,048,366)
Change in net unrealized appreciation/depreciation on investments	2,487,549

Net Realized and Unrealized Gains (Losses) on Investments	1,439,183

Change in Net Assets Resulting from Operations	$1,491,680

See accompanying notes to the financial statements.

43

PROFUNDS VP
ProFund VP Small-Cap Value

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$52,497	$81,880
Net realized gains (losses) on investments	(1,048,366)	(13,945,808)
Change in net unrealized appreciation/depreciation on investments	2,487,549	(3,087,907)

Change in net assets resulting from operations	1,491,680	(16,951,835)

Distributions to Shareholders From:
Net investment income	(81,880)	—
Net realized gains on investments	—	(3,171,170)

Change in net assets resulting from distributions	(81,880)	(3,171,170)

Capital Transactions:
Proceeds from shares issued	80,187,328	146,366,487
Dividends reinvested	81,880	3,171,170
Value of shares redeemed	(79,231,308)	(142,531,268)

Change in net assets resulting from capital transactions	1,037,900	7,006,389

Change in net assets	2,447,700	(13,116,616)
Net Assets:
Beginning of period	18,853,373	31,969,989

End of period	$21,301,073	$18,853,373

Accumulated net investment income (loss)	$52,497	$81,880

Share Transactions:
Issued	4,331,909	5,903,407
Reinvested	3,730	123,922
Redeemed	(4,395,894)	(6,125,024)

Change in shares	(60,255)	(97,695)

See accompanying notes to the financial statements.

44

PROFUNDS VP
ProFund VP Small-Cap Value

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$18.63	$28.81	$36.64	$32.88	$33.54

Investment Activities:
Net investment income (loss)(a)	0.05	0.07	(0.08)	(0.12)	(0.23)
Net realized and unrealized gains (losses) on investments	3.75	(8.41)	(2.27)	5.71	1.59

Total income (loss) from investment activities	3.80	(8.34)	(2.35)	5.59	1.36

Distributions to Shareholders From:
Net investment income	(0.05)	—	—	—	—
Net realized gains on investments	—	(1.84)	(5.48)	(1.83)	(2.02)

Total distributions	(0.05)	(1.84)	(5.48)	(1.83)	(2.02)

Net Asset Value, End of Period	$22.38	$18.63	$28.81	$36.64	$32.88

Total Return	20.40%	(30.68)%	(7.22)%	17.43%	4.00%

Ratios to Average Net Assets:
Gross expenses	2.03%	1.93%	1.76%	1.79%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.75%	1.91%
Net investment income (loss)	0.25%	0.28%	(0.21)%	(0.34)%	(0.69)%

Supplemental Data:
Net assets, end of period (000’s)	$21,301	$18,853	$31,970	$102,760	$62,820
Portfolio turnover rate(b)	385%	459%	291%	436%	573%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

45

ProFund VP Asia 30

The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index. For the year ended December 31, 2009, the Fund had a total return of 54.20%, compared to a return of 55.78%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Asia 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in the Asia/Pacific region, excluding Japan, and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Asia 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined based on a modified market capitalization method.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Flextronics International Ltd (+185.55%), Infosys Technologies (+124.95%), and BHP Billiton Ltd (+78.51%), while the bottom three performers in this group were China Mobile Ltd (–8.69%), PetroChina Co Ltd (+33.69%), and China Petroleum & Chemical Corp (+42.53%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Asia 30 from May 1, 2002 (inception date) to December 31, 2009, assuming the reinvestments of distributions. The ProFunds Asia 30 Index and the MSCI AC Asia Pacific Free Excluding Japan Index may differ significantly.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Asia 30	5/1/2002	54.20%	13.28%	12.08%	1.67%	1.67%

ProFunds Asia 30 Index	5/1/2002	55.78%	12.81%	12.25%	N/A	N/A

MSCI AC Asia Pacific Free Excluding Japan Index	5/1/2002	73.62%	13.43%	15.38%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The ProFunds Asia 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The MSCI AC Asia Pacific Free Excluding Japan Index is a capitalization weighted index generally representative of the performance of the Asia Pacific region excluding the country of Japan. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

46

PROFUNDS VP
ProFund VP Asia 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

PetroChina Co., Ltd.	14.0%
BHP Billiton, Ltd.	8.5%
China Mobile, Ltd.	7.7%
China Life Insurance Co., Ltd.	6.4%
China Petroleum and Chemical Corp.	6.1%

ProFunds Asia 30 Index - Composition
Industry Breakdown	% of Index

Communications	29%
Energy	24%
Basic Materials	12%
Financial	11%
Industrial	10%
Technology	10%
Consumer Non-Cyclical	4%

Country Breakdown

China	50%
Hong Kong	14%
India	11%
Australia	9%
Taiwan	7%
South Korea	6%
Singapore	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2009

Common Stocks† (99.6%)
	Shares	Value

AU Optronics Corp. (Electronics)	190,221	$2,280,750
Baidu, Inc.* (Internet)	7,335	3,016,372
BHP Billiton, Ltd. (Mining)	129,096	9,886,172
China Life Insurance Co., Ltd. (Insurance)	102,201	7,496,443
China Mobile, Ltd. (Telecommunications)	192,666	8,945,482
China Petroleum and Chemical Corp. (Oil & Gas)	80,685	7,105,928
China Unicom, Ltd. (Telecommunications)	201,468	2,641,246
Chunghwa Telecom Co., Ltd. (Telecommunications)	136,550	2,535,734
CNOOC, Ltd. (Oil & Gas)	29,340	4,560,903
Ctrip.com International, Ltd.* (Internet)	42,054	3,022,000
Flextronics International, Ltd.* (Electronics)	433,743	3,170,661
Focus Media Holding, Ltd.* (Advertising)	197,556	3,131,263
HDFC Bank, Ltd. (Banks)	22,005	2,862,410
ICICI Bank, Ltd. (Banks)	73,839	2,784,469
Infosys Technologies, Ltd. (Software)	67,971	3,756,757
JA Solar Holdings Co., Ltd.* (Energy-Alternate Sources)	341,811	1,948,323
LDK Solar Co., Ltd.* (Energy-Alternate Sources)	179,463	1,258,036
Mindray Medical International, Ltd. (Healthcare-Products)	74,328	2,521,206
Netease.com, Inc.* (Internet)	51,345	1,931,085
New Oriental Education & Technology Group, Inc.* (Commercial Services)	29,829	2,255,371
PetroChina Co., Ltd. (Oil & Gas)	137,898	16,404,346
POSCO (Iron/Steel)	32,763	4,295,229
Satyam Computer Services, Ltd.* (Software)	630,810	2,908,034
Shanda Interactive Entertainment, Ltd.* (Internet)	30,318	1,595,030
SINA Corp.* (Internet)	55,746	2,518,604
SK Telecom Co., Ltd. (Telecommunications)	137,898	2,242,221
Sohu.com, Inc.* (Internet)	26,895	1,540,546
Suntech Power Holdings Co., Ltd.* (Energy-Alternate Sources)	104,157	1,732,131
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	351,102	4,016,607
Yingli Green Energy Holding Co., Ltd.* (Energy-Alternate Sources)	126,651	2,002,352

TOTAL COMMON STOCKS
(Cost $69,738,846)		116,365,711

Repurchase Agreements (1.0%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $175,000 (Collateralized by $178,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $178,575)	$175,000	175,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $83,000 (Collateralized by $85,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $84,988)	83,000	83,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $814,000 (Collateralized by $790,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $831,747)	814,000	814,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $24,000 (Collateralized by $25,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $25,094)	24,000	24,000

See accompanying notes to the financial statements.

47

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Asia 30	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,000 (Collateralized by $41,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $44,965)	$44,000	$44,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,140,000)		1,140,000

TOTAL INVESTMENT SECURITIES
(Cost $70,878,846)—100.6%		117,505,711
Net other assets (liabilities)—(0.6)%		(658,195)

NET ASSETS—100.0%		$116,847,516

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

ProFund VP Asia 30 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$3,131,263	2.7%
Banks	5,646,879	4.8%
Commercial Services	2,255,371	1.9%
Electronics	5,451,411	4.6%
Energy-Alternate Sources	6,940,842	6.0%
Healthcare-Products	2,521,206	2.2%
Insurance	7,496,443	6.4%
Internet	13,623,637	11.6%
Iron/Steel	4,295,229	3.7%
Mining	9,886,172	8.5%
Oil & Gas	28,071,177	24.0%
Semiconductors	4,016,607	3.4%
Software	6,664,791	5.7%
Telecommunications	16,364,683	14.1%
Other**	481,805	0.4%

Total	$116,847,516	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Australia	$9,886,172	8.5%
China	59,479,036	50.9%
Hong Kong	16,147,631	13.9%
India	12,311,670	10.5%
South Korea	6,537,450	5.6%
Singapore	3,170,661	2.7%
Taiwan	8,833,091	7.5%
Other**	481,805	0.4%

Total	$116,847,516	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$116,365,711	$–	$116,365,711
Repurchase Agreements	–	1,140,000	1,140,000

Total Investment Securities	$116,365,711	$1,140,000	$117,505,711

See accompanying notes to the financial statements.

48

PROFUNDS VP
ProFund VP Asia 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$70,878,846

Securities, at value	116,365,711
Repurchase agreements, at value	1,140,000

Total Investment Securities, at value	117,505,711
Cash	447
Dividends receivable	127,764
Receivable for capital shares issued	7,944
Prepaid expenses	193

Total Assets	117,642,059

Liabilities:
Payable for capital shares redeemed	561,449
Advisory fees payable	60,507
Management services fees payable	8,068
Administration fees payable	3,909
Administrative services fees payable	38,737
Distribution fees payable	37,918
Trustee fees payable	306
Transfer agency fees payable	11,030
Fund accounting fees payable	7,819
Compliance services fees payable	1,574
Other accrued expenses	63,226

Total Liabilities	794,543

Net Assets	$116,847,516

Net Assets consist of:
Capital	$89,190,655
Accumulated net investment income (loss)	72,405
Accumulated net realized gains (losses) on investments	(19,042,409)
Net unrealized appreciation (depreciation) on investments	46,626,865

Net Assets	$116,847,516

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,175,911

Net Asset Value (offering and redemption price per share)	$53.70

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,747,693
Interest	373
Foreign tax withholding	(237,683)

Total Investment Income	1,510,383

Expenses:
Advisory fees	645,350
Management services fees	86,046
Administration fees	35,740
Transfer agency fees	53,829
Administrative services fees	257,894
Distribution fees	215,117
Custody fees	36,448
Fund accounting fees	72,883
Trustee fees	1,046
Compliance services fees	1,324
Other fees	130,029

Total Gross Expenses before reductions	1,535,706
Less Expenses reduced by the Advisor	(97,728)

Total Net Expenses	1,437,978

Net Investment Income (Loss)	72,405

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,123,808)
Net realized gains (losses) on futures contracts	81,239
Change in net unrealized appreciation/depreciation on investments	39,414,484

Net Realized and Unrealized Gains (Losses) on Investments	29,371,915

Change in Net Assets Resulting from Operations	$29,444,320

See accompanying notes to the financial statements.

49

PROFUNDS VP
ProFund VP Asia 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$72,405	$869,798
Net realized gains (losses) on investments	(10,042,569)	18,135,600
Change in net unrealized appreciation/depreciation on investments	39,414,484	(99,930,087)

Change in net assets resulting from operations	29,444,320	(80,924,689)

Distributions to Shareholders From:
Net investment income	(869,798)	(779,107)
Net realized gains on investments	(11,623,305)	(9,641,426)

Change in net assets resulting from distributions	(12,493,103)	(10,420,533)

Capital Transactions:
Proceeds from shares issued	230,827,537	233,568,793
Dividends reinvested	12,493,103	10,420,533
Value of shares redeemed	(200,495,073)	(352,847,624)

Change in net assets resulting from capital transactions	42,825,567	(108,858,298)

Change in net assets	59,776,784	(200,203,520)
Net Assets:
Beginning of period	57,070,732	257,274,252

End of period	$116,847,516	$57,070,732

Accumulated net investment income (loss)	$72,405	$869,798

Share Transactions:
Issued	4,680,624	3,425,975
Reinvested	242,161	184,043
Redeemed	(4,197,102)	(4,987,885)

Change in shares	725,683	(1,377,867)

See accompanying notes to the financial statements.

50

PROFUNDS VP
ProFund VP Asia 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$39.35	$90.97	$61.61	$44.47	$37.30

Investment Activities:
Net investment income (loss)(a)	0.04	0.52	0.32	0.07	0.40
Net realized and unrealized gains (losses) on investments	21.02	(44.39)	29.10	17.34	6.87

Total income (loss) from investment activities	21.06	(43.87)	29.42	17.41	7.27

Distributions to Shareholders From:
Net investment income	(0.47)	(0.58)	(0.06)	(0.27)	(0.10)
Net realized gains on investments	(6.24)	(7.17)	—	—	—

Total distributions	(6.71)	(7.75)	(0.06)	(0.27)	(0.10)

Net Asset Value, End of Period	$53.70	$39.35	$90.97	$61.61	$44.47

Total Return	54.20%	(50.82)%	47.74%	39.29%	19.51%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.69%	1.65%	1.71%	1.82%
Net expenses	1.67%	1.63%	1.60%	1.68% (b)	1.82%
Net investment income (loss)	0.08%	0.76%	0.42%	0.13%	0.97%

Supplemental Data:
Net assets, end of period (000’s)	$116,848	$57,071	$257,274	$182,177	$73,464
Portfolio turnover rate(c)	191%	177%	214%	161%	256%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.66% for the year ended December 31, 2006.
(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

51

ProFund VP Europe 30

The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index. For the year ended December 31, 2009, the Fund had a total return of 32.30%, compared to a return of 29.50%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The ProFunds Europe 30 Index, created by ProFund Advisors, is composed of 30 companies whose principal offices are located in Europe and whose securities are traded on U.S. exchanges or on The NASDAQ Stock Market as depositary receipts or ordinary shares. The component companies in the ProFunds Europe 30 Index are determined annually based upon their U.S. dollar-traded volume. Their relative weights are determined using a modified market capitalization method. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Unilever (+31.69%), HSBC Holdings PLC (+29.32%), and BP PLC (+24.03%), while the bottom three performers in this group were Novartis AG (+9.39%), Vodafone Group PLC (+12.96%), and GlaxoSmithKline PLC (+13.36%).

Value of a $10,000 Investment†

†The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Europe 30 from December 31, 1999 to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	10 Year	Gross	Net

ProFund VP Europe 30	10/18/1999	32.30%	1.52%	–1.73%	1.68%	1.68%

ProFunds Europe 30 Index	10/18/1999	29.50%	0.27%	–2.56%	N/A	N/A

Dow Jones STOXX 50 Index	10/18/1999	33.35%	3.58%	0.81%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The ProFunds Europe 30 Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends on securities in the Index nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The Dow Jones STOXX 50 Index is a capitalization-weighted index of 50 European blue-chip stocks. The Dow Jones STOXX 50 Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. The impact of transaction costs and the deduction of expense associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

52

PROFUNDS VP
ProFund VP Europe 30

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Europe 30 Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Futures Contracts	1%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

HSBC Holdings PLC	6.0%
BHP Billiton PLC	5.9%
Royal Dutch Shell PLC—Class A	5.5%
BP PLC	5.4%
Novartis AG	4.9%

ProFunds Europe 30 Index - Composition
Industry Breakdown	% of Index

Consumer Non-Cyclical	27%
Financial	18%
Energy	18%
Basic Materials	13%
Industrial	12%
Communications	9%
Technology	3%

Country Breakdown

United Kingdom	43%
Switzerland	22%
Netherlands	4%
France	9%
Germany	9%
Luxembourg	6%
Finland	2%
Ireland	2%
Sweden	2%
Greece	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Common Stocks† (98.7%)
	Shares	Value

ABB, Ltd. (Engineering & Construction)	82,151	$1,569,084
ACE, Ltd. (Insurance)	23,264	1,172,506
Alcon, Inc. (Healthcare-Products)	11,632	1,911,719
ArcelorMittal (Iron/Steel)	47,255	2,161,916
AstraZeneca PLC (Pharmaceuticals)	39,985	1,876,896
Barclays PLC (Banks)	79,243	1,394,677
BHP Billiton PLC (Mining)	57,433	3,667,097
BP PLC (Oil & Gas)	58,160	3,371,535
Covidien PLC (Healthcare-Products)	30,534	1,462,273
Credit Suisse Group (Diversified Financial Services)	35,623	1,751,227
Deutsche Bank AG (Banks)	21,810	1,546,547
Diageo PLC (Beverages)	23,991	1,665,215
DryShips, Inc.* (Transportation)	119,955	698,138
GlaxoSmithKline PLC (Pharmaceuticals)	60,341	2,549,407
HSBC Holdings PLC (Banks)	65,430	3,735,399
Nokia, Corp. (Telecommunications)	106,142	1,363,925
Novartis AG (Pharmaceuticals)	56,706	3,086,507
Rio Tinto PLC (Mining)	9,451	2,035,651
Royal Dutch Shell PLC—Class A (Oil & Gas)	57,433	3,452,298
Sanofi-Aventis (Pharmaceuticals)	63,249	2,483,788
SAP AG (Software)	35,623	1,667,513
Siemens AG (Miscellaneous Manufacturing)	23,264	2,133,309
Telefonaktiebolaget LM Ericsson
(Telecommunications)	137,403	1,262,733
Tenaris S.A. (Iron/Steel)	36,350	1,550,327
Total Fina S.A. (Oil & Gas)	46,528	2,979,653
Transocean, Ltd.* (Oil & Gas)	15,267	1,264,108
Tyco International, Ltd. (Miscellaneous Manufacturing)	37,804	1,348,847
UBS AG* (Diversified Financial Services)	98,872	1,533,505
Unilever N.V. (Food)	74,881	2,420,903
Vodafone Group PLC (Telecommunications)	115,593	2,669,042

TOTAL COMMON STOCKS
(Cost $45,688,958)		61,785,745

Repurchase Agreements (0.8%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated12/31/09, with a repurchase price of $77,000 (Collateralized by $78,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $78,601)	$77,000	77,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $36,000 (Collateralized by $37,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $36,995)	36,000	36,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $357,000 (Collateralized by $350,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $368,495)	357,000	357,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $10,000 (Collateralized by $11,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $11,041)	10,000	10,000

See accompanying notes to the financial statements.

53

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Europe 30	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $21,000 (Collateralized by $20,000 U.S. Treasury Notes, 4.63%, 8/31/11, market value $21,514)	$21,000	$21,000

TOTAL REPURCHASE AGREEMENTS
(Cost $501,000)		501,000

TOTAL INVESTMENT SECURITIES
(Cost $46,189,958)—99.5%		62,286,745
Net other assets (liabilities)—0.5%		328,709

NET ASSETS—100.0%		$62,615,454

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini S&P 500 Futures Contract expiring 3/19/10 (Underlying notional amount at value $555,000)	10	$12,328

ProFund VP Europe 30 invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$6,676,623	10.7%
Beverages	1,665,215	2.7%
Diversified Financial Services	3,284,732	5.2%
Engineering & Construction	1,569,084	2.5%
Food	2,420,903	3.9%
Healthcare-Products	3,373,992	5.3%
Insurance	1,172,506	1.9%
Iron/Steel	3,712,243	5.9%
Mining	5,702,748	9.1%
Miscellaneous Manufacturing	3,482,156	5.5%
Oil & Gas	11,067,594	17.7%
Pharmaceuticals	9,996,598	16.0%
Software	1,667,513	2.7%
Telecommunications	5,295,700	8.5%
Transportation	698,138	1.1%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Finland	$1,363,925	2.2%
France	5,463,441	8.7%
Germany	5,347,369	8.6%
Greece	698,138	1.1%
Ireland	1,462,273	2.3%
Luxembourg	3,712,243	5.9%
Netherlands	2,420,903	3.9%
Sweden	1,262,733	2.0%
Switzerland	13,637,503	21.8%
United Kingdom	26,417,217	42.2%
Other**	829,709	1.3%

Total	$62,615,454	100.0%

** Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$61,785,745	$–	$61,785,745
Repurchase Agreements	–	501,000	501,000

Total Investment Securities	61,785,745	501,000	62,286,745

Other Financial Instruments^	12,328	–	12,328

Total Investments	$61,798,073	$501,000	$62,299,073

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

54

PROFUNDS VP
ProFund VP Europe 30

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$46,189,958

Securities, at value	61,785,745
Repurchase agreements, at value	501,000

Total Investment Securities, at value	62,286,745
Cash	559
Segregated cash balances with brokers for
futures contracts	55,825
Dividends receivable	120,648
Receivable for capital shares issued	285,397
Prepaid expenses	93

Total Assets	62,749,267

Liabilities:
Payable for capital shares redeemed	3,728
Variation margin on futures contracts	5,625
Advisory fees payable	26,237
Management services fees payable	3,498
Administration fees payable	2,105
Administrative services fees payable	22,370
Distribution fees payable	19,984
Trustee fees payable	165
Transfer agency fees payable	6,235
Fund accounting fees payable	4,211
Compliance services fees payable	824
Other accrued expenses	38,831

Total Liabilities	133,813

Net Assets	$62,615,454

Net Assets consist of:
Capital	$74,712,920
Accumulated net investment income (loss)	652,355
Accumulated net realized gains (losses) on investments	(28,858,936)
Net unrealized appreciation (depreciation) on investments	16,109,115

Net Assets	$62,615,454

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,973,476

Net Asset Value (offering and redemption price per share)	$21.06

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,511,599
Interest	264
Foreign tax withholding	(121,668)

Total Investment Income	1,390,195

Expenses:
Advisory fees	331,436
Management services fees	44,191
Administration fees	18,480
Transfer agency fees	27,724
Administrative services fees	135,384
Distribution fees	110,479
Custody fees	6,231
Fund accounting fees	37,628
Trustee fees	558
Compliance services fees	694
Other fees	75,337

Total Gross Expenses before reductions	788,142
Less Expenses reduced by the Advisor	(50,302)

Total Net Expenses	737,840

Net Investment Income (Loss)	652,355

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(5,450,713)
Net realized gains (losses) on futures contracts	(2,081)
Change in net unrealized appreciation/depreciation on investments	14,864,519

Net Realized and Unrealized Gains (Losses) on Investments	9,411,725

Change in Net Assets Resulting from Operations	$10,064,080

See accompanying notes to the financial statements.

55

PROFUNDS VP
ProFund VP Europe 30

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$652,355	$1,427,460
Net realized gains (losses) on investments	(5,452,794)	7,584,508
Change in net unrealized appreciation/depreciation on investments	14,864,519	(43,990,756)

Change in net assets resulting from operations	10,064,080	(34,978,788)

Distributions to Shareholders From:
Net investment income	(1,427,460)	(1,304,612)
Net realized gains on investments	—	(9,136,843)

Change in net assets resulting from distributions	(1,427,460)	(10,441,455)

Capital Transactions:
Proceeds from shares issued	92,890,019	129,378,880
Dividends reinvested	1,427,460	10,441,455
Value of shares redeemed	(71,745,674)	(194,714,538)

Change in net assets resulting from capital transactions	22,571,805	(54,894,203)

Change in net assets	31,208,425	(100,314,446)
Net Assets:
Beginning of period	31,407,029	131,721,475

End of period	$62,615,454	$31,407,029

Accumulated net investment income (loss)	$652,355	$1,427,460

Share Transactions:
Issued	5,097,910	4,195,717
Reinvested	69,328	453,385
Redeemed	(4,118,026)	(6,432,016)

Change in shares	1,049,212	(1,782,914)

See accompanying notes to the financial statements.

56

PROFUNDS VP
ProFund VP Europe 30

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$16.32	$35.53	$31.99	$27.96	$28.28

Investment Activities:
Net investment income (loss)(a)	0.27	0.60	0.31	0.64	0.13
Net realized and unrealized gains (losses) on investments	4.99	(14.76)	4.33	4.18	2.14

Total income (loss) from investment activities	5.26	(14.16)	4.64	4.82	2.27

Distributions to Shareholders From:
Net investment income	(0.52)	(0.63)	(0.78)	(0.12)	(0.04)
Net realized gains on investments	—	(4.42)	(0.32)	(0.67)	(2.55)

Total distributions	(0.52)	(5.05)	(1.10)	(0.79)	(2.59)

Net Asset Value, End of Period	$21.06	$16.32	$35.53	$31.99	$27.96

Total Return	32.30%	(44.00)%	14.58%	17.51%	8.09%

Ratios to Average Net Assets:
Gross expenses	1.78%	1.70%	1.66%	1.69%	1.76%
Net expenses	1.67%	1.63%	1.61%	1.66%	1.76%
Net investment income (loss)	1.48%	2.12%	0.88%	2.12%	0.45%

Supplemental Data:
Net assets, end of period (000’s)	$62,615	$31,407	$131,721	$160,024	$120,469
Portfolio turnover rate(b)	150%	160%	280%	172%	230%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

57

ProFund VP International

The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2009, the Fund had a total return of 24.65%, compared to a total return of 31.78%1  for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded MSCI EAFE futures contract.2

  The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+80.49%), Banco Santander (+73.84%), and HSBC Holdings PLC (+36.13%), while the bottom three performers in this group were Roche Holding AG (+10.29%), Vodafone Group PLC (+14.54%), and Total (+18.80%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP International from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP International	8/31/2007	24.65%	–13.71%	1.86%	1.68%

MSCI EAFE Index	8/31/2007	31.78%	–10.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

58

PROFUNDS VP
ProFund VP International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	60%
Swap Agreements	40%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Company

The ProFund VP International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition
Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Materials	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	22%
Japan	21%
France	11%
Australia	8%
Germany	8%
Switzerland	8%
Spain	5%
Italy	3%
Netherlands	3%
Other	11%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	December 31, 2009

Repurchase Agreements (93.9%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,524,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,521,528)	$2,472,000	$2,472,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,522,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,521,629)	2,472,000	2,472,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,461,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $2,526,892)	2,472,000	2,472,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,472,000 (Collateralized by $2,493,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,522,911)	2,472,000	2,472,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,469,000 (Collateralized by $2,507,200 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–12/15/11, market value $2,518,502)	2,469,000	2,469,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,357,000)		12,357,000

TOTAL INVESTMENT SECURITIES
(Cost $12,357,000)—93.9%		12,357,000
Net other assets (liabilities)—6.1%		801,934

NET ASSETS—100.0%		$13,158,934

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $700,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

See accompanying notes to the financial statements.

59

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP International	December 31, 2009

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/19/10 (Underlying notional amount at value $7,853,000)	100	$34,650

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$4,277,428	$(49,078)
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	1,086,283	(12,510)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Repurchase Agreements	$–	$12,357,000	$12,357,000

Total Investment Securities	–	12,357,000	12,357,000

Other Financial Instruments^	34,650	(61,588)	(26,938)

Total Investments	$34,650	$12,295,412	$12,330,062

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

60

PROFUNDS VP
ProFund VP International

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$12,357,000

Repurchase agreements, at value	12,357,000

Total Investment Securities, at value	12,357,000
Cash	536
Segregated cash balances with brokers for
futures contracts	966,500
Prepaid expenses	4

Total Assets	13,324,040

Liabilities:
Payable for capital shares redeemed	8,711
Unrealized loss on swap agreements	61,588
Variation margin on futures contracts	57,500
Advisory fees payable	8,584
Management services fees payable	1,144
Administration fees payable	447
Administrative services fees payable	9,576
Distribution fees payable	9,575
Trustee fees payable	35
Transfer agency fees payable	1,434
Fund accounting fees payable	895
Compliance services fees payable	174
Other accrued expenses	5,443

Total Liabilities	165,106

Net Assets	$13,158,934

Net Assets consist of:
Capital	$12,548,221
Accumulated net realized gains (losses) on investments	637,651
Net unrealized appreciation (depreciation) on investments	(26,938)

Net Assets	$13,158,934

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	625,044

Net Asset Value (offering and redemption price per share)	21.05

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$4,492

Expenses:
Advisory fees	57,490
Management services fees	7,665
Administration fees	3,169
Transfer agency fees	4,618
Administrative services fees	18,923
Distribution fees	19,163
Custody fees	4,059
Fund accounting fees	6,322
Trustee fees	84
Compliance services fees	167
Other fees	7,715

Total Gross Expenses before reductions	129,375
Less Expenses reduced by the Advisor	(696)

Total Net Expenses	128,679

Net Investment Income (Loss)	(124,187)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	1,118,194
Net realized gains (losses) on swap agreements	1,016,273
Change in net unrealized appreciation/depreciation on investments	(71,285)

Net Realized and Unrealized Gains (Losses) on Investments	2,063,182

Change in Net Assets Resulting from Operations	$1,938,995

See accompanying notes to the financial statements.

61

PROFUNDS VP
ProFund VP International

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(124,187)	$2,274
Net realized gains (losses) on investments	2,134,467	(905,346)
Change in net unrealized appreciation/depreciation on investments	(71,285)	41,769

Change in net assets resulting from operations	1,938,995	(861,303)

Distributions to Shareholders From:
Net investment income	(2,274)	(18,878)

Change in net assets resulting from distributions	(2,274)	(18,878)

Capital Transactions:
Proceeds from shares issued	25,688,954 (a)	4,679,815
Dividends reinvested	2,274	18,878
Value of shares redeemed	(15,486,858)	(3,283,829)

Change in net assets resulting from capital transactions	10,204,370	1,414,864

Change in net assets	12,141,091	534,683
Net Assets:
Beginning of period	1,017,843	483,160

End of period	$13,158,934	$1,017,843

Accumulated net investment income (loss)	$—	$2,274

Share Transactions:
Issued	1,388,256	195,556
Reinvested	109	825
Redeemed	(823,598)	(151,853)

Change in shares	564,767	44,528

(a)	Amount includes $5,850 related to a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment.

See accompanying notes to the financial statements.

62

PROFUNDS VP
ProFund VP International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
				For the period
	For the		For the	Aug. 31, 2007
	year ended		year ended	through
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$16.89		$30.68	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.32)		0.04	0.30
Net realized and unrealized gains (losses) on investments	4.38		(13.60)	0.38

Total income (loss) from investment activities	4.06		(13.56)	0.68

Capital Transactions:	0.10	(c)	—	—

Distributions to Shareholders From:
Net investment income	—	(d)	(0.23)	—

Net Asset Value, End of Period	$21.05		$16.89	$30.68

Total Return	24.65%	(c)	(44.40)%	2.27%	(e)

Ratios to Average Net Assets:
Gross expenses(f)	1.69%		1.87%	1.76%
Net expenses(f)	1.68%		1.63%	1.63%
Net investment income (loss)(f)	(1.62)%		0.19%	2.95%

Supplemental Data:
Net assets, end of period (000’s)	$13,159		$1,018	$483
Portfolio turnover rate(g)	—		—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amounts include a voluntary capital contribution from the Advisor in connection with an investment valuation adjustment. The contribution represented $0.10 to the net asset value and 0.66% to the total return. Without this contribution, the net asset value and total return would be lower.
(d)	Amount is less than $0.005.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

63

ProFund VP Emerging Markets

The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2009, the Fund had a total return of 62.36%, compared to a total return of 65.16%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Vale S.A. (+139.72%), Vale S.A. – Pref (+133.05%), and Itau Unibanco Banco Holding S.A. (+116.59%), while the bottom three performers in this group were China Mobile Ltd (–8.69%), Teva Pharmaceutical Industries Ltd (+31.97%), and Taiwan Semiconductor Manufacturing Co Ltd (+45.53%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Emerging Markets from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Emerging Markets	8/31/2007	62.36%	–2.24%	1.67%	1.67%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	65.16%	–0.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

64

PROFUNDS VP
ProFund VP Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	20%
Swap Agreements	80%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Petroleo Brasileiro S.A.—Preferred	1.5%
Petroleo Brasileiro S.A.	1.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	1.1%
Vale S.A.—Preferred	1.1%
Itau Unibanco Holding S.A.	1.0%

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition
Industry Breakdown	% of Index

Energy	22%
Financial	20%
Basic Materials	20%
Communications	17%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	39%
South Korea	10%
China	9%
Hong Kong	9%
Taiwan	9%
India	8%
Mexico	7%
South Africa	4%
Russia	2%
Other	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2009

Common Stocks† (17.7%)
	Shares	Value

America Movil S.A.B. de C.V. (Telecommunications)	5,775	$271,309
AngloGold Ashanti, Ltd. (Mining)	2,775	111,499
AU Optronics Corp. (Electronics)	6,150	73,739
Baidu, Inc.* (Internet)	75	30,842
Banco Bradesco S.A. (Banks)	11,775	257,519
Banco Santander Brasil S.A. (Banks)	4,350	60,639
BRF-Brazil Foods S.A. (Food)	1,275	66,772
Cemex S.A.B. de C.V.* (Building Materials)	7,275	85,990
China Life Insurance Co., Ltd. (Insurance)	3,600	264,060
China Mobile, Ltd. (Telecommunications)	6,450	299,473
China Petroleum and Chemical Corp. (Oil & Gas)	1,275	112,289
China Telecom Corp., Ltd. (Telecommunications)	1,050	43,491
China Unicom, Ltd. (Telecommunications)	9,825	128,806
Chunghwa Telecom Co., Ltd. (Telecommunications)	4,050	75,208
CNOOC, Ltd. (Oil & Gas)	1,200	186,540
Companhia de Bebidas das Americas (AmBev) (Beverages)	1,200	121,308
Companhia Energetica de Minas Gerais (CEMIG) (Electric)	2,700	48,762
Companhia Siderurgica Nacional S.A. (CSN) (Iron/Steel)	3,150	100,579
Companhia Vale Do Rio Doce (Mining)	10,125	293,929
Compania de Minas Buenaventura S.A. (Mining)	1,200	40,164
Ecopetrol S.A. (Oil & Gas)	1,575	38,084
Empresa Nacional de Electricidad S.A. (Endesa-Chile) (Electric)	825	41,473
Enersis S.A. (Electric)	2,025	46,292
Fomento Economico Mexicanom, S.A.B. de C.V. (FEMSA) (Beverages)	1,650	79,002
Gerdau S.A. (Iron/Steel)	5,100	86,853
Gold Fields, Ltd. (Mining)	5,100	66,861
Grupo Televisa S.A. (Media)	3,825	79,407
HDFC Bank, Ltd. (Banks)	825	107,316
ICICI Bank, Ltd. (Banks)	3,225	121,615
Infosys Technologies, Ltd. (Software)	4,425	244,570
Itau Unibanco Holding S.A. (Banks)	15,900	363,156
KB Financial Group, Inc.* (Banks)	3,000	152,550
Korea Electric Power Corp.* (Electric)	3,825	55,616
LG. Philips LCD Co., Ltd.* (Electronics)	3,450	58,409
Mobile TeleSystems (Telecommunications)	1,425	69,668
PetroChina Co., Ltd. (Oil & Gas)	1,650	196,284
Petroleo Brasileiro S.A. (Oil & Gas)	8,700	414,816
POSCO (Iron/Steel)	2,025	265,477
PT Telekomunikasi Indonesia (Telecommunications)	1,875	74,906
Sasol, Ltd. (Oil & Gas Services)	3,375	134,797
Shinhan Financial Group Co., Ltd. (Diversified Financial Services)	1,725	128,133
SK Telecom Co., Ltd. (Telecommunications)	2,475	40,244
SSterlite Industries (India), Ltd. (Mining)	2,850	51,927
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors)	34,350	392,965
Tele Norte Leste Participacoes S.A. (Telecommunications)	1,950	41,769
United Microelectronics Corp.* (Semiconductors)	20,250	78,570
Vimpel-Communications (Telecommunications)	2,325	43,222
Wipro, Ltd. (Computers)	2,100	46,767

TOTAL COMMON STOCKS
(Cost $5,826,051)		6,193,667

See accompanying notes to the financial statements.

65

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2009

Preferred Stocks† (2.6%)
	Shares	Value

Petroleo Brasileiro S.A. (Oil & Gas)	12,000	$508,680
Vale S.A. (Mining)	15,750	390,915

TOTAL PREFERRED STOCKS
(Cost $811,874)		899,595

Repurchase Agreements (79.5%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $5,400,000 (Collateralized by $5,515,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $5,508,170)	$5,400,000	5,400,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $5,149,000 (Collateralized by $5,255,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $5,254,227)	5,149,000	5,149,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $7,155,000 (Collateralized by $6,942,000 of various U.S. Government Agency Obligations, 2.88%–4.75%, 10/12/10–9/16/11, market value $7,300,383)	7,155,000	7,155,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $4,986,000 (Collateralized by $5,027,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $5,087,449)	4,986,000	4,986,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $5,031,000 (Collateralized by $4,800,900 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $5,131,695)	5,031,000	5,031,000

TOTAL REPURCHASE AGREEMENTS
(Cost $27,721,000)		27,721,000

TOTAL INVESTMENT SECURITIES
(Cost $34,358,925)—99.8%		34,814,262
Net other assets (liabilities)—0.2%		57,461

NET ASSETS—100.0%		$34,871,723

†	As of December 31, 2009, all securities in this portfolio were traded on U.S. exchanges.
*	Non-income producing security
+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $4,130,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$6,189,918	$21,446
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	21,476,221	74,415

ProFund VP Emerging Markets invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$1,062,795	3.0%
Beverages	200,310	0.6%
Building Materials	85,990	0.2%
Computers	46,767	0.1%
Diversified Financial Services	128,133	0.4%
Electric	192,143	0.5%
Electronics	132,148	0.4%
Food	66,772	0.2%
Insurance	264,060	0.8%
Internet	30,842	0.1%
Iron/Steel	452,909	1.4%
Media	79,407	0.2%
Mining	955,295	2.7%
Oil & Gas	1,456,693	4.2%
Oil & Gas Services	134,797	0.4%
Semiconductors	471,535	1.3%
Software	244,570	0.7%
Telecommunications	1,088,096	3.1%
Other**	27,778,461	79.7%

Total	$34,871,723	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of December 31, 2009:

		% of
	Value	Net Assets

Brazil	$2,755,697	7.9%
Chile	87,765	0.2%
China	646,966	1.9%
Colombia	38,084	0.1%
Hong Kong	614,819	1.8%
India	572,195	1.7%
Indonesia	74,906	0.2%
Mexico	515,708	1.4%
Peru	40,164	0.1%
South Korea	700,429	2.1%
Russia	112,890	0.3%
South Africa	313,157	0.9%
Taiwan	620,482	1.7%
Other**	27,778,461	79.7%

Total	$34,871,723	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

66

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Emerging Markets	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$6,193,667	$–	$6,193,667
Preferred Stocks	899,595	–	899,595
Repurchase Agreements	–	27,721,000	27,721,000

Total Investment Securities	7,093,262	27,721,000	34,814,262

Other Financial Instruments^	–	95,861	95,861

Total Investments	$7,093,262	$27,816,861	$34,910,123

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

67

PROFUNDS VP
ProFund VP Emerging Markets

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$34,358,925

Securities, at value	7,093,262
Repurchase agreements, at value	27,721,000

Total Investment Securities, at value	34,814,262
Cash	884
Dividends receivable	17,974
Unrealized gain on swap agreements	95,861
Receivable for capital shares issued	48,099
Prepaid expenses	20

Total Assets	34,977,100

Liabilities:
Payable for capital shares redeemed	21,882
Advisory fees payable	20,589
Management services fees payable	2,745
Administration fees payable	1,154
Administrative services fees payable	20,108
Distribution fees payable	19,958
Trustee fees payable	90
Transfer agency fees payable	3,260
Fund accounting fees payable	2,308
Compliance services fees payable	378
Other accrued expenses	12,905

Total Liabilities	105,377

Net Assets	$34,871,723

Net Assets consist of:
Capital	$33,611,357
Accumulated net realized gains (losses) on investments	709,168
Net unrealized appreciation (depreciation) on investments	551,198

Net Assets	$34,871,723

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,239,704

Net Asset Value (offering and redemption price per share)	$28.13

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$47,817
Interest	10,612
Foreign tax withholding	(6,779)

Total Investment Income	51,650

Expenses:
Advisory fees	121,621
Management services fees	16,216
Administration fees	6,678
Transfer agency fees	9,902
Administrative services fees	40,568
Distribution fees	40,540
Custody fees	5,187
Fund accounting fees	13,540
Trustee fees	187
Compliance services fees	363
Other fees	21,930

Total Gross Expenses before reductions	276,732
Less Expenses reduced by the Advisor	(4,551)

Total Net Expenses	272,181

Net Investment Income (Loss)	(220,531)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,736
Net realized gains (losses) on swap agreements	5,474,884
Change in net unrealized appreciation/depreciation on investments	494,482

Net Realized and Unrealized Gains (Losses) on Investments	5,972,102

Change in Net Assets Resulting from Operations	$5,751,571

See accompanying notes to the financial statements.

68

PROFUNDS VP
ProFund VP Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(220,531)	$20,311
Net realized gains (losses) on investments	5,477,620	(4,547,921)
Change in net unrealized appreciation/depreciation on investments	494,482	78,478

Change in net assets resulting from operations	5,751,571	(4,449,132)

Distributions to Shareholders From:
Net investment income	(20,311)	(53,952)
Net realized gains on investments	—	(2,889)

Change in net assets resulting from distributions	(20,311)	(56,841)

Capital Transactions:
Proceeds from shares issued	66,671,415	34,784,447
Dividends reinvested	20,311	56,841
Value of shares redeemed	(41,860,909)	(29,350,245)

Change in net assets resulting from capital transactions	24,830,817	5,491,043

Change in net assets	30,562,077	985,070
Net Assets:
Beginning of period	4,309,646	3,324,576

End of period	$34,871,723	$4,309,646

Accumulated net investment income (loss)	$—	$20,311

Share Transactions:
Issued	2,845,495	1,143,523
Reinvested	785	2,224
Redeemed	(1,855,134)	(991,838)

Change in shares	991,146	153,909

See accompanying notes to the financial statements.

69

PROFUNDS VP
ProFund VP Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$17.34	$35.13	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.33)	0.10	0.35
Net realized and unrealized gains (losses) on investments	11.14	(17.62)	4.78

Total income (loss) from investment activities	10.81	(17.52)	5.13

Distributions to Shareholders From:
Net investment income	(0.02)	(0.26)	—
Net realized gains on investments	—	(0.01)	—

Total distributions	(0.02)	(0.27)	—

Net Asset Value, End of Period	$28.13	$17.34	$35.13

Total Return	62.36%	(50.09)%	17.07%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.70%	1.68%	1.68%
Net expenses(d)	1.68%	1.63%	1.63%
Net investment income (loss)(d)	(1.36)%	0.34%	3.09%

Supplemental Data:
Net assets, end of period (000’s)	$34,872	$4,310	$3,325
Portfolio turnover rate(e)	7% (f)	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(f)	The portfolio turnover rate changed from the prior period due to a change in investment strategies that includes the purchase of equity securities.

See accompanying notes to the financial statements.

70

ProFund VP Japan

The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average. Since the Japanese markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2009, the Fund had a total return of 10.33%, compared to a total return of 18.37% for the Index as measured in unhedged U.S. Dollar terms, or 21.05% in local (Japanese Yen) terms.1 The U.S. dollar-denominated Nikkei futures contracts held in the Fund are not directly impacted by the Dollar/Yen exchange rate, which may cause the Fund to over or underperform versus the performance of the Nikkei 225 Stock Average measured in unhedged USD terms, depending upon whether the U.S. Dollar rises or falls in value versus the Yen. In 2009, the Fund performed inline with the Index as measured in local (Yen) terms. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.2

The Fund applies a mathematical approach to investing. In doing so it takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Nikkei 225 Stock Average is a modified price-weighted Index of 225 large, actively traded Japanese stocks traded on the Tokyo Stock Exchange. The Index is computed and distributed by the Nihon Keizai Shimbun.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers (in U.S. Dollar terms) were Tokyo Electron Ltd (+86.74%), TDK Corp (+70.00%), and Honda Motor Co Ltd (+59.56%), while the bottom three performers in this group were Shin-Etsu Chemical Co Ltd (+25.66%), Kyocera Corp (+28.06%), and Fast Retailing Co Ltd (+31.62%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Japan from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Japan	5/1/2002	10.33%	–1.59%	–1.06%	1.70%	1.68%

Nikkei 225 Stock Average - USD terms	5/1/2002	18.37%	1.75%	4.21%	N/A	N/A

Nikkei 225 Stock Average - Local (yen) terms	5/1/2002	21.05%	–0.45%	–0.06%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends in the Index. Unhedged U.S. Dollar performance is calculated by converting U.S. Dollars to Yen at the beginning of the period and back to U.S. Dollars at the end of the period. “Local (Yen)” returns are theoretical Index returns experienced by local residents living in Japan. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded U.S. Dollar-denominated futures contract on the Nikkei 225 Stock Average.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

71

PROFUNDS VP
ProFund VP Japan

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings
The ProFund VP Japan primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average - Composition
% of Index

Industrial	28%
Consumer Cyclical	21%
Consumer Non-Cyclical	19%
Technology	10%
Communications	8%
Basic Materials	6%
Financial	6%
Energy	1%
Utilities	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2009

Repurchase Agreements (84.7%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,507,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,504,149)	$2,455,000	$2,455,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,505,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,504,632)	2,455,000	2,455,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,443,000 Federal National Mortgage Association, 2.88%, 10/12/10, market value $2,504,568)	2,455,000	2,455,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,455,000 (Collateralized by $2,474,000 Federal Farm Credit Corp., 2.13%, 6/18/12, market value $2,504,925)	2,455,000	2,455,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,454,000 (Collateralized by $2,365,600 of various U.S. Treasury Notes, 1.13%–4.50%, 9/30/11–12/15/11, market value $2,503,109)	2,454,000	2,454,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,274,000)		12,274,000

TOTAL INVESTMENT SECURITIES
(Cost $12,274,000)—84.7%		12,274,000
Net other assets (liabilities)—15.3%		2,221,607

NET ASSETS—100.0%		$14,495,607

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Nikkei 225 Futures Contract expiring 3/11/10 (Underlying notional amount at value $14,523,600)	273	$740,853

See accompanying notes to the financial statements.

72

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Japan	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$12,274,000	$12,274,000

Total Investment Securities	–	12,274,000	12,274,000

Other Financial Instruments^	740,853	–	740,853

Total Investments	$740,853	$12,274,000	$13,014,853

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

73

PROFUNDS VP
ProFund VP Japan

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$12,274,000

Repurchase agreements, at value	12,274,000

Total Investment Securities, at value	12,274,000
Cash	668
Segregated cash balances with brokers for futures contracts	1,637,500
Receivable for capital shares issued	647,878
Prepaid expenses	26

Total Assets	14,560,072

Liabilities:
Payable for capital shares redeemed	1,596
Variation margin on futures contracts	39,335
Advisory fees payable	6,641
Management services fees payable	886
Administration fees payable	431
Administrative services fees payable	3,974
Distribution fees payable	2,912
Trustee fees payable	34
Transfer agency fees payable	1,162
Fund accounting fees payable	863
Compliance services fees payable	170
Other accrued expenses	6,461

Total Liabilities	64,465

Net Assets	$14,495,607

Net Assets consist of:
Capital	$28,690,709
Accumulated net realized gains (losses) on investments	(14,935,955)
Net unrealized appreciation (depreciation) on investments	740,853

Net Assets	$14,495,607

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,064,306

Net Asset Value (offering and redemption price per share)	$13.62

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$7,785

Expenses:
Advisory fees	77,723
Management services fees	10,363
Administration fees	4,317
Transfer agency fees	6,565
Administrative services fees	35,610
Distribution fees	25,908
Custody fees	2,499
Fund accounting fees	8,836
Trustee fees	132
Compliance services fees	108
Other fees	14,093

Total Gross Expenses before reductions	186,154
Less Expenses reduced by the Advisor	(13,589)

Total Net Expenses	172,565

Net Investment Income (Loss)	(164,780)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(540)
Net realized gains (losses) on futures contracts	190,644
Change in net unrealized appreciation/depreciation on investments	285,682

Net Realized and Unrealized Gains (Losses) on Investments	475,786

Change in Net Assets Resulting from Operations	$311,006

See accompanying notes to the financial statements.

74

PROFUNDS VP
ProFund VP Japan

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(164,780)	$65,646
Net realized gains (losses) on investments	190,104	(9,107,919)
Change in net unrealized appreciation/depreciation on investments	285,682	1,908,094

Change in net assets resulting from operations	311,006	(7,134,179)

Distributions to Shareholders From:
Net investment income	(65,646)	(1,770,821)

Change in net assets resulting from distributions	(65,646)	(1,770,821)

Capital Transactions:
Proceeds from shares issued	49,740,556	76,292,559
Dividends reinvested	65,646	1,770,821
Value of shares redeemed	(46,948,867)	(82,867,242)

Change in net assets resulting from capital transactions	2,857,335	(4,803,862)

Change in net assets	3,102,695	(13,708,862)
Net Assets:
Beginning of period	11,392,912	25,101,774

End of period	$14,495,607	$11,392,912

Accumulated net investment income (loss)	$—	$65,646

Share Transactions:
Issued	3,928,525	4,011,707
Reinvested	4,859	105,218
Redeemed	(3,786,935)	(4,237,209)

Change in shares	146,449	(120,284)

See accompanying notes to the financial statements.

75

PROFUNDS VP
ProFund VP Japan

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$12.41	$24.18	$28.59	$39.15	$27.62

Investment Activities:
Net investment income (loss)(a)	(0.20)	0.09	0.98	1.10	0.49
Net realized and unrealized gains (losses) on investments	1.48	(9.30)	(3.76)	1.77	11.04

Total income (loss) from investment activities	1.28	(9.21)	(2.78)	2.87	11.53

Distributions to Shareholders From:
Net investment income	(0.07)	(2.56)	(1.63)	(0.44)	—
Net realized gains on investments	—	—	—	(12.99)	—

Total distributions	(0.07)	(2.56)	(1.63)	(13.43)	—

Net Asset Value, End of Period	$13.62	$12.41	$24.18	$28.59	$39.15

Total Return	10.33%	(40.84)%	(9.99)%	10.86%	41.78%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.72%	1.68%	1.73%	1.83%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.83%
Net investment income (loss)	(1.59)%	0.46%	3.44%	3.06%	1.52%

Supplemental Data:
Net assets, end of period (000’s)	$14,496	$11,393	$25,102	$68,027	$129,155
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

76

ProFund VP UltraSmall-Cap

The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000® Index. For the year ended December 31, 2009, the Fund had a total return of 40.18%, compared to a total return of 27.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 200% of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice that of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), 3Com Corp (+228.95%), and Skyworks Solutions Inc (+156.14%), while the bottom three performers in this group were UAL Corp (+17.15%), Solera Holdings Inc (+49.42%), and Bally Technologies Inc (+71.83%). Since this Fund employs leverage, the daily performance of the Index had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP UltraSmall-Cap from December 31, 1999 to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	10 Year	Gross	Net

ProFund VP UltraSmall-Cap	10/18/1999	40.18%	–12.34%	–5.66%	1.81%	1.68%

Russell 2000 Index	10/18/1999	27.16%	0.53%	3.55%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

77

PROFUNDS VP
ProFund VP UltraSmall-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:   The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the Russell 2000 Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	43%
Futures Contracts	23%
Swap Agreements	134%

Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Human Genome Sciences, Inc.	0.2%
Regal-Beloit Corp.	0.2%
Domtar Corp.	0.2%
3Com Corp.	0.1%
Tupperware Corp.	0.1%

Russell 2000 Index - Composition

% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	4%
Utilities	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks (42.7%)
	Shares	Value

1st Source Corp. (Banks)	255	$4,103
3Com Corp.* (Telecommunications)	3,213	24,097
3PAR, Inc.* (Computers)	357	4,230
99 Cents Only Stores* (Retail)	510	6,666
AAON, Inc. (Building Materials)	510	9,940
AAR Corp.* (Aerospace/Defense)	510	11,720
ABIOMED, Inc.* (Healthcare-Products)	612	5,349
ABM Industries, Inc. (Commercial Services)	510	10,537
Acco Brands Corp.* (Household Products/Wares)	714	5,198
ACI Worldwide, Inc.* (Software)	408	6,997
Acme Packet, Inc.* (Telecommunications)	408	4,488
Acorda Therapeutics, Inc.* (Biotechnology)	357	9,004
Actuant Corp.—Class A (Miscellaneous Manufacturing)	765	14,175
Acuity Brands, Inc. (Miscellaneous Manufacturing)	459	16,359
Acxiom Corp.* (Software)	867	11,635
Adaptec, Inc.* (Telecommunications)	2,142	7,176
ADC Telecommunications, Inc.* (Telecommunications)	969	6,017
Administaff, Inc. (Commercial Services)	306	7,219
ADTRAN, Inc. (Telecommunications)	561	12,651
Advisory Board Co.* (Commercial Services)	255	7,818
Affymax, Inc.* (Biotechnology)	204	5,047
Affymetrix, Inc.* (Biotechnology)	918	5,361
Aircastle, Ltd. (Trucking & Leasing)	663	6,531
AirTran Holdings, Inc.* (Airlines)	1,071	5,591
Alaska Air Group, Inc.* (Airlines)	357	12,338
Alaska Communications Systems Group, Inc. (Telecommunications)	816	6,512
Albany International Corp.—Class A (Machinery-Diversified)	561	12,600
Alexander’s, Inc.* (REIT)	51	15,525
Align Technology, Inc.* (Healthcare-Products)	612	10,906
Alkermes, Inc.* (Pharmaceuticals)	816	7,679
Allied Capital Corp.* (Investment Companies)	1,479	5,339
Allied Nevada Gold Corp.* (Mining)	408	6,153
Allos Therapeutics, Inc.* (Pharmaceuticals)	765	5,026
AMAG Pharmaceuticals, Inc.* (Biotechnology)	153	5,819
Ambac Financial Group, Inc.* (Insurance)	3,162	2,624
AMCOL International Corp. (Mining)	306	8,697
American Campus Communities, Inc. (REIT)	561	15,764
American Dairy, Inc.* (Food)	102	2,211
American Ecology Corp. (Environmental Control)	357	6,083
American Greetings Corp.—Class A (Household Products/Wares)	357	7,779
American Italian Pasta Co.—Class A* (Food)	204	7,097
American Medical Systems Holdings, Inc.* (Healthcare-Products)	612	11,805
American Public Education, Inc.* (Commercial Services)	153	5,257
American Reprographics Co.* (Software)	612	4,290
AMERIGROUP Corp.* (Healthcare-Services)	459	12,375
Amerisafe, Inc.* (Insurance)	408	7,332
Ameristar Casinos, Inc. (Lodging)	255	3,884
Ameron International Corp. (Miscellaneous Manufacturing)	102	6,473
Amkor Technology, Inc.* (Semiconductors)	1,275	9,129
AMN Healthcare Services, Inc.* (Commercial Services)	1,173	10,627
ANADIGICS, Inc.* (Semiconductors)	867	3,659
Analogic Corp. (Electronics)	153	5,892
AngioDynamics, Inc.* (Healthcare-Products)	408	6,561
Anixter International, Inc.* (Telecommunications)	306	14,413
AnnTaylor Stores Corp.* (Retail)	561	7,652
Apogee Enterprises, Inc. (Building Materials)	510	7,140
Apollo Investment Corp. (Investment Companies)	1,581	15,067
Applied Industrial Technologies, Inc. (Machinery-Diversified)	408	9,005
Applied Micro Circuits Corp.* (Semiconductors)	765	5,715
Arch Chemicals, Inc. (Chemicals)	408	12,599
ArcSight, Inc.* (Telecommunications)	204	5,218
Ardea Biosciences, Inc.* (Pharmaceuticals)	255	3,570
Arena Pharmaceuticals, Inc.* (Biotechnology)	1,020	3,621
Arena Resources, Inc.* (Oil & Gas)	459	19,797
Ares Capital Corp. (Investment Companies)	969	12,064
Argo Group International Holdings, Ltd.* (Insurance)	510	14,861
Argon ST, Inc.* (Aerospace/Defense)	306	6,646
Ariba, Inc.* (Internet)	918	11,493
Arkansas Best Corp. (Transportation)	306	9,006
ArQule, Inc.* (Biotechnology)	765	2,823
Array BioPharma, Inc.* (Pharmaceuticals)	1,428	4,013
Arris Group, Inc.* (Telecommunications)	1,122	12,824
Art Technology Group, Inc.* (Internet)	1,377	6,210

See accompanying notes to the financial statements.

78

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Aruba Networks, Inc.* (Telecommunications)	510	$5,437
ArvinMeritor, Inc.* (Auto Parts & Equipment)	867	9,693
Asbury Automotive Group, Inc.* (Retail)	357	4,116
Ashford Hospitality Trust* (REIT)	1,071	4,969
AsiaInfo Holdings, Inc.* (Internet)	306	9,324
Assured Guaranty, Ltd. (Insurance)	510	11,098
Astec Industries, Inc.* (Machinery-Construction & Mining)	255	6,870
Astoria Financial Corp. (Savings & Loans)	1,020	12,679
ATC Technology Corp.* (Auto Parts & Equipment)	357	8,514
athenahealth, Inc.* (Software)	255	11,536
Atheros Communications* (Telecommunications)	561	19,209
Atlantic Tele-Network, Inc. (Environmental Control)	102	5,611
Atlas Air Worldwide Holdings, Inc.* (Transportation)	204	7,599
Atlas Energy, Inc. (Oil & Gas)	510	15,387
ATMI, Inc.* (Semiconductors)	408	7,597
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	408	12,232
Avid Technology, Inc.* (Software)	510	6,508
Avis Budget Group, Inc.* (Commercial Services)	867	11,375
AZZ, Inc.* (Miscellaneous Manufacturing)	204	6,671
Badger Meter, Inc. (Electronics)	153	6,092
Balchem Corp. (Chemicals)	306	10,254
Baldor Electric Co. (Hand/Machine Tools)	561	15,758
Baldwin & Lyons, Inc.—Class B (Insurance)	357	8,786
Bally Technologies, Inc.* (Entertainment)	459	18,952
BancFirst Corp. (Banks)	204	7,556
Bank Mutual Corp. (Banks)	1,224	8,470
Bare Escentuals, Inc.* (Cosmetics/Personal Care)	714	8,732
Barnes Group, Inc. (Miscellaneous Manufacturing)	612	10,343
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	510	8,160
Belden, Inc. (Electrical Components & Equipment)	561	12,297
Benchmark Electronics, Inc.* (Electronics)	714	13,502
Berry Petroleum Co.—Class A (Oil & Gas)	510	14,866
Bill Barrett Corp.* (Oil & Gas)	510	15,866
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	204	7,995
BioMed Realty Trust, Inc. (REIT)	918	14,486
Black Box Corp. (Telecommunications)	204	5,781
Blackbaud, Inc. (Software)	510	12,051
Blackboard, Inc.* (Software)	306	13,889
Blount International, Inc.* (Machinery-Diversified)	612	6,181
Blue Coat Systems, Inc.* (Internet)	408	11,644
Bob Evans Farms, Inc. (Retail)	408	11,812
Boston Private Financial Holdings, Inc. (Banks)	1,020	5,885
BPZ Resources, Inc.* (Oil & Gas)	816	7,752
Brady Corp.—Class A (Electronics)	510	15,305
Brigham Exploration Co.* (Oil & Gas)	1,224	16,585
Bristow Group, Inc.* (Transportation)	306	11,766
Brooks Automation, Inc.* (Semiconductors)	1,020	8,752
Brown Shoe Co., Inc. (Retail)	612	6,040
Bruker Corp.* (Healthcare-Products)	459	5,536
Brunswick Corp. (Leisure Time)	918	11,668
Brush Engineered Materials, Inc.* (Mining)	306	5,673
Buffalo Wild Wings, Inc.* (Retail)	204	8,215
CACI International, Inc.—Class A* (Computers)	306	14,948
Calamos Asset Management, Inc. (Diversified Financial Services)	306	3,528
Calgon Carbon Corp.* (Environmental Control)	459	6,380
California Water Service Group (Water)	306	11,267
Capella Education Co.* (Commercial Services)	153	11,521
Capstead Mortgage Corp. (REIT)	663	9,050
CardioNet, Inc.* (Healthcare-Products)	306	1,818
Carrizo Oil & Gas, Inc.* (Oil & Gas)	408	10,808
Carter’s, Inc.* (Apparel)	510	13,387
Casey’s General Stores, Inc. (Retail)	459	14,651
Cash America International, Inc. (Retail)	255	8,915
Cass Information Systems, Inc. (Banks)	204	6,202
Catalyst Health Solutions, Inc.* (Pharmaceuticals)	357	13,020
Cathay Bancorp, Inc. (Banks)	561	4,236
Cavium Networks, Inc.* (Semiconductors)	357	8,507
CBIZ, Inc.* (Commercial Services)	1,530	11,781
CEC Entertainment, Inc.* (Retail)	255	8,140
Celera Corp.* (Biotechnology)	816	5,639
Centene Corp.* (Healthcare-Services)	408	8,637
Central Garden & Pet Co.—Class A* (Household Products/Wares)	561	5,576
Century Aluminum Co.* (Mining)	612	9,908
Cenveo, Inc.* (Commercial Services)	918	8,033
Cepheid, Inc.* (Healthcare-Products)	663	8,274
Ceradyne, Inc.* (Miscellaneous Manufacturing)	306	5,878
Charming Shoppes, Inc.* (Retail)	1,122	7,259
Chart Industries, Inc.* (Machinery-Diversified)	306	5,064
Chattem, Inc.* (Cosmetics/Personal Care)	102	9,517
Checkpoint Systems, Inc.* (Electronics)	510	7,778
Cheesecake Factory, Inc.* (Retail)	561	12,112
Chemed Corp. (Commercial Services)	255	12,232
Chemical Financial Corp. (Banks)	510	12,026
Churchill Downs, Inc. (Entertainment)	204	7,619
Cincinnati Bell, Inc.* (Telecommunications)	2,550	8,797
CIRCOR International, Inc. (Metal Fabricate/Hardware)	255	6,421
Cirrus Logic, Inc.* (Semiconductors)	1,020	6,956
Citi Trends, Inc.* (Retail)	153	4,226
City Holding Co. (Banks)	306	9,893
CKE Restaurants, Inc. (Retail)	816	6,903
CKX, Inc.* (Media)	714	3,763
Clarcor, Inc. (Miscellaneous Manufacturing)	459	14,890
Clean Harbors, Inc.* (Environmental Control)	153	9,120
Clearwater Paper Corp.* (Forest Products & Paper)	153	8,410
Coeur d’Alene Mines Corp.* (Mining)	459	8,290
Coinstar, Inc.* (Commercial Services)	357	9,917
Coldwater Creek, Inc.* (Retail)	765	3,412
Collective Brands, Inc.* (Retail)	561	12,774
Colonial Properties Trust (REIT)	714	8,375
Community Bank System, Inc. (Banks)	663	12,803
Commvault Systems, Inc.* (Software)	408	9,666
Compellent Technologies, Inc.* (Computers)	255	5,783
Complete Production Services, Inc.* (Oil & Gas Services)	1,122	14,586
Computer Programs & Systems, Inc. (Software)	153	7,046
comScore, Inc.* (Internet)	255	4,475
Comtech Telecommunications Corp.* (Telecommunications)	255	8,938
Conceptus, Inc.* (Healthcare-Products)	357	6,697
Concur Technologies, Inc.* (Software)	357	15,262
CONMED Corp.* (Healthcare-Products)	459	10,465
Conseco, Inc.* (Insurance)	2,040	10,200
Consolidated Communications Holdings, Inc. (Telecommunications)	561	9,817
Contango Oil & Gas Co.* (Oil & Gas)	153	7,193
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	663	13,293
Core-Mark Holding Co., Inc.* (Distribution/Wholesale)	255	8,405
Corinthian Colleges, Inc.* (Commercial Services)	663	9,130
CRA International, Inc.* (Commercial Services)	204	5,437
Cracker Barrel Old Country Store, Inc. (Retail)	255	9,687
Crocs, Inc.* (Apparel)	714	4,106
CSG Systems International, Inc.* (Software)	561	10,709
Cubic Corp. (Electronics)	204	7,609
Cubist Pharmaceuticals, Inc.* (Pharmaceuticals)	510	9,675
Curtiss-Wright Corp. (Aerospace/Defense)	408	12,779
Cyberonics, Inc.* (Healthcare-Products)	357	7,297

See accompanying notes to the financial statements.

79

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

CyberSource Corp.* (Internet)	612	$12,307
Cymer, Inc.* (Electronics)	306	11,744
Cypress Bioscience, Inc.* (Pharmaceuticals)	561	3,231
Darling International, Inc.* (Environmental Control)	969	8,120
DCT Industrial Trust, Inc. (REIT)	1,836	9,217
DealerTrack Holdings, Inc.* (Internet)	459	8,625
Deckers Outdoor Corp.* (Apparel)	102	10,375
Delphi Financial Group, Inc.—Class A (Insurance)	459	10,268
Delta Petroleum Corp.* (Oil & Gas)	1,887	1,962
Deluxe Corp. (Commercial Services)	612	9,051
Denny’s Corp.* (Retail)	2,040	4,468
Developers Diversified Realty Corp. (REIT)	1,479	13,696
Dexcom, Inc.* (Healthcare-Products)	510	4,121
DHT Maritime, Inc. (Transportation)	1,428	5,255
Diamond Foods, Inc. (Food)	204	7,250
DiamondRock Hospitality Co. (REIT)	1,173	9,935
Digital River, Inc.* (Internet)	357	9,635
Dillards, Inc.—Class A (Retail)	561	10,350
DineEquity, Inc.* (Retail)	102	2,478
Diodes, Inc.* (Semiconductors)	306	6,258
Dionex Corp.* (Electronics)	204	15,069
Dolan Media* (Media)	306	3,124
Dollar Financial Corp.* (Commercial Services)	306	7,240
Dollar Thrifty Automotive Group, Inc.* (Commercial Services)	204	5,224
Domtar Corp.* (Forest Products & Paper)	459	25,433
Dress Barn, Inc.* (Retail)	561	12,959
Drew Industries, Inc.* (Building Materials)	408	8,425
Drill-Quip, Inc.* (Oil & Gas Services)	306	17,283
Durect Corp.* (Pharmaceuticals)	1,479	3,653
Dycom Industries, Inc.* (Engineering & Construction)	408	3,276
E* TRADE Financial Corp.* (Diversified Financial Services)	4,437	7,765
EarthLink, Inc. (Internet)	1,275	10,595
East West Bancorp, Inc. (Banks)	816	12,893
EastGroup Properties, Inc. (REIT)	306	11,714
Eastman Kodak Co.* (Miscellaneous Manufacturing)	2,805	11,837
Eclipsys Corp.* (Software)	510	9,445
eHealth, Inc.* (Insurance)	306	5,028
Electro Scientific Industries, Inc.* (Electronics)	561	6,070
Electronics for Imaging, Inc.* (Computers)	765	9,953
EMCOR Group, Inc.* (Engineering & Construction)	612	16,463
Emeritus Corp.* (Healthcare-Services)	306	5,738
Employers Holdings, Inc. (Insurance)	561	8,606
Emulex Corp.* (Semiconductors)	765	8,338
Encore Wire Corp. (Electrical Components & Equipment)	306	6,447
EnergySolutions, Inc. (Environmental Control)	714	6,062
EnerSys* (Electrical Components & Equipment)	408	8,923
Ennis, Inc. (Household Products/Wares)	561	9,419
EnPro Industries, Inc.* (Miscellaneous Manufacturing)	357	9,428
Entegris, Inc.* (Semiconductors)	1,632	8,617
Entertainment Properties Trust (REIT)	459	16,189
EPIQ Systems, Inc.* (Software)	408	5,708
Equity Lifestyle Properties, Inc. (REIT)	357	18,018
ESCO Technologies, Inc. (Miscellaneous Manufacturing)	255	9,142
Esterline Technologies Corp.* (Aerospace/Defense)	357	14,555
Euronet Worldwide, Inc.* (Commercial Services)	561	12,314
ev3, Inc.* (Healthcare-Products)	663	8,844
Evercore Partners, Inc.—Class A (Diversified Financial Services)	204	6,202
Exelixis, Inc.* (Biotechnology)	1,224	9,021
Exponent, Inc.* (Commercial Services)	306	8,519
Extra Space Storage, Inc. (REIT)	1,071	12,370
F.N.B. Corp. (Banks)	1,071	7,272
Fair Isaac Corp. (Software)	561	11,955
Federal Signal Corp. (Miscellaneous Manufacturing)	816	4,912
FEI Co.* (Electronics)	357	8,340
FelCor Lodging Trust, Inc.* (REIT)	1,020	3,672
Financial Federal Corp. (Diversified Financial Services)	408	11,220
First BanCorp (Banks)	1,071	2,463
First Commonwealth Financial Corp. (Banks)	1,326	6,166
First Financial Bancorp (Banks)	765	11,138
First Financial Corp. (Banks)	204	6,226
First Merchants Corp. (Banks)	867	5,150
First Midwest Bancorp, Inc. (Banks)	816	8,886
FirstMerit Corp. (Banks)	765	15,407
Flagstone Reinsurance Holdings, Ltd. (Insurance)	867	9,485
Flushing Financial Corp. (Savings & Loans)	561	6,317
Force Protection, Inc.* (Auto Manufacturers)	612	3,189
Forestar Group, Inc.* (Real Estate)	408	8,968
FormFactor, Inc.* (Semiconductors)	561	12,207
Fossil, Inc.* (Household Products/Wares)	459	15,404
FPIC Insurance Group, Inc.* (Insurance)	255	9,848
Franklin Electric Co., Inc. (Hand/Machine Tools)	357	10,382
Franklin Street Properties Corp. (REIT)	612	8,941
Fred’s, Inc. (Retail)	510	5,202
Fresh Del Monte Produce, Inc.* (Food)	408	9,017
Fuller (H.B.) Co. (Chemicals)	612	13,923
FX Energy, Inc.* (Oil & Gas)	969	2,762
Gartner Group, Inc.* (Commercial Services)	612	11,040
General Communication, Inc.—Class A* (Telecommunications)	714	4,555
General Maritime Corp. (Oil & Gas Services)	714	4,991
Genesco, Inc.* (Retail)	255	7,002
Genesee & Wyoming, Inc.—Class A* (Transportation)	357	11,652
Genoptix, Inc.* (Healthcare-Services)	204	7,248
GeoEye, Inc.* (Telecommunications)	204	5,688
GFI Group, Inc. (Diversified Financial Services)	663	3,030
Glacier Bancorp, Inc. (Banks)	663	9,096
Glatfelter (Forest Products & Paper)	816	9,914
Global Cash Access Holdings, Inc.* (Commercial Services)	459	3,438
Global Industries, Ltd.* (Oil & Gas Services)	1,224	8,727
Globecomm Systems, Inc.* (Telecommunications)	714	5,583
GMX Resources, Inc.* (Oil & Gas)	459	6,307
Golar LNG, Ltd.* (Transportation)	561	7,192
Goodrich Petroleum Corp.* (Oil & Gas)	306	7,451
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,173	18,240
Gran Tierra Energy, Inc.* (Oil & Gas)	2,091	11,981
Granite Construction, Inc. (Engineering & Construction)	306	10,300
Graphic Packaging Holding Co.* (Packaging & Containers)	1,479	5,132
Greatbatch, Inc.* (Electrical Components & Equipment)	306	5,884
Group 1 Automotive, Inc.* (Retail)	255	7,229
GulfMark Offshore, Inc.* (Transportation)	357	10,107
Haemonetics Corp.* (Healthcare-Products)	204	11,251
Halozyme Therapeutics, Inc.* (Biotechnology)	1,020	5,987
Hancock Holding Co. (Banks)	255	11,166
Harleysville National Corp. (Banks)	1,122	7,226
Harmonic, Inc.* (Telecommunications)	1,275	8,071
Harris Stratex Networks, Inc.—Class A* (Telecommunications)	765	5,286
Harte-Hanks, Inc. (Advertising)	714	7,697
Hatteras Financial Corp. (REIT)	306	8,556
Haynes International, Inc. (Metal Fabricate/Hardware)	204	6,726
Headwaters, Inc.* (Energy-Alternate Sources)	969	6,318

See accompanying notes to the financial statements.

80

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Healthcare Realty Trust, Inc. (REIT)	714	$15,322
Healthcare Services Group, Inc. (Commercial Services)	510	10,945
HEALTHSOUTH Corp.* (Healthcare-Services)	663	12,445
HealthSpring, Inc.* (Healthcare-Services)	510	8,981
Healthways, Inc.* (Healthcare-Services)	357	6,547
Heartland Express, Inc. (Transportation)	612	9,345
Heartland Payment Systems, Inc. (Commercial Services)	459	6,027
HEICO Corp. (Aerospace/Defense)	255	11,304
Heidrick & Struggles International, Inc. (Commercial Services)	357	11,153
Helen of Troy, Ltd.* (Household Products/Wares)	408	9,980
Hercules Offshore, Inc.* (Oil & Gas Services)	1,530	7,313
Herman Miller, Inc. (Office Furnishings)	561	8,965
Hexcel Corp.* (Aerospace/Defense Equipment)	1,020	13,240
Highwoods Properties, Inc. (REIT)	612	20,410
HMS Holdings Corp.* (Commercial Services)	255	12,416
Home Federal Bancorp, Inc. (Savings & Loans)	561	7,467
Home Properties, Inc. (REIT)	408	19,466
Horace Mann Educators Corp. (Insurance)	561	7,013
Hornbeck Offshore Services, Inc.* (Oil & Gas Services)	459	10,686
Horsehead Holding Corp.* (Mining)	561	7,153
Hot Topic, Inc.* (Retail)	612	3,892
HSN, Inc.* (Retail)	459	9,267
Hub Group, Inc.—Class A* (Transportation)	357	9,578
Human Genome Sciences, Inc.* (Biotechnology)	1,275	39,015
Huron Consulting Group, Inc.* (Commercial Services)	204	4,700
Iconix Brand Group, Inc.* (Apparel)	663	8,387
ICU Medical, Inc.* (Healthcare-Products)	204	7,434
II-VI, Inc.* (Electronics)	306	9,731
Immucor, Inc.* (Healthcare-Products)	612	12,387
ImmunoGen, Inc.* (Biotechnology)	765	6,013
Impax Laboratories, Inc.* (Pharmaceuticals)	561	7,630
Independent Bank Corp./MA (Banks)	459	9,589
Infinera Corp.* (Telecommunications)	663	5,881
Infinity Property & Casualty Corp. (Insurance)	306	12,436
Informatica Corp.* (Software)	765	19,783
Information Services Group, Inc.* (Commercial Services)	1,683	5,335
Inland Real Estate Corp. (REIT)	1,479	12,054
Innospec, Inc. (Chemicals)	357	3,602
Insight Enterprises, Inc.* (Retail)	459	5,242
Insituform Technologies, Inc.—Class A* (Engineering & Construction)	306	6,952
Insteel Industries, Inc. (Miscellaneous Manufacturing)	510	6,630
InterDigital, Inc.* (Telecommunications)	408	10,828
Interface, Inc.—Class A (Office Furnishings)	612	5,086
Intermec, Inc.* (Machinery-Diversified)	765	9,838
Interval Leisure Group, Inc.* (Leisure Time)	408	5,088
Intevac, Inc.* (Machinery-Diversified)	561	6,435
Invacare Corp. (Healthcare-Products)	510	12,719
inVentiv Health, Inc.* (Advertising)	408	6,597
ION Geophysical Corp.* (Oil & Gas Services)	1,377	8,152
IPC The Hospitalist Co.* (Healthcare-Services)	153	5,087
Isis Pharmaceuticals, Inc.* (Pharmaceuticals)	816	9,058
J. Crew Group, Inc.* (Retail)	357	15,972
j2 Global Communications, Inc.* (Internet)	510	10,378
Jack Henry & Associates, Inc. (Computers)	816	18,866
Jack in the Box, Inc.* (Retail)	612	12,038
Jackson Hewitt Tax Service, Inc.* (Commercial Services)	561	2,468
JAKKS Pacific, Inc.* (Toys/Games/Hobbies)	561	6,799
James River Coal Co.* (Coal)	357	6,615
JetBlue Airways Corp.* (Airlines)	2,193	11,952
Jo-Ann Stores, Inc.* (Retail)	306	11,089
John Bean Technologies Corp. (Miscellaneous Manufacturing)	357	6,073
Jones Apparel Group, Inc. (Apparel)	867	13,924
Jos. A. Bank Clothiers, Inc.* (Retail)	204	8,607
K-Swiss, Inc.—Class A* (Apparel)	765	7,604
Kaiser Aluminum Corp. (Mining)	204	8,490
Kaman Corp. (Aerospace/Defense)	357	8,243
Kaydon Corp. (Metal Fabricate/Hardware)	306	10,943
KBW, Inc.* (Diversified Financial Services)	255	6,977
Kelly Services, Inc.—Class A* (Commercial Services)	663	7,910
Kenexa Corp.* (Commercial Services)	357	4,659
Key Energy Services, Inc.* (Oil & Gas Services)	1,632	14,345
Keynote Systems, Inc. (Internet)	561	6,121
Kforce, Inc.* (Commercial Services)	765	9,562
Kindred Healthcare, Inc.* (Healthcare-Services)	408	7,532
Knight Capital Group, Inc.—Class A* (Diversified Financial Services)	816	12,566
Knight Transportation, Inc. (Transportation)	612	11,805
Knightsbridge Tankers, Ltd. (Transportation)	408	5,410
Kopin Corp.* (Semiconductors)	1,071	4,477
Koppers Holdings, Inc. (Miscellaneous Manufacturing)	255	7,762
L-1 Identity Solutions, Inc.* (Electronics)	867	6,494
L.B. Foster Co.—Class A* (Metal Fabricate/Hardware)	204	6,081
Laclede Group, Inc. (Gas)	306	10,334
Ladish Co., Inc.* (Metal Fabricate/Hardware)	357	5,384
Lakeland Financial Corp. (Banks)	306	5,279
Lancaster Colony Corp. (Miscellaneous Manufacturing)	204	10,139
Lance, Inc. (Food)	408	10,730
Landauer, Inc. (Commercial Services)	153	9,394
LaSalle Hotel Properties (REIT)	612	12,993
Lawson Software, Inc.* (Software)	1,632	10,853
Lexington Realty Trust (REIT)	1,377	8,372
LHC Group, Inc.* (Healthcare-Services)	204	6,856
Ligand Pharmaceuticals, Inc.—Class B* (Pharmaceuticals)	1,377	2,988
Littelfuse, Inc.* (Electrical Components & Equipment)	357	11,478
Live Nation, Inc.* (Commercial Services)	1,071	9,114
Liz Claiborne, Inc.* (Apparel)	1,581	8,901
Loral Space & Communications, Inc.* (Telecommunications)	102	3,224
Louisiana-Pacific Corp.* (Forest Products & Paper)	1,377	9,611
Lufkin Industries, Inc. (Oil & Gas Services)	204	14,933
Luminex Corp.* (Healthcare-Products)	408	6,091
M&F Worldwide Corp.* (Food)	204	8,058
Magellan Health Services, Inc.* (Healthcare-Services)	357	14,541
MainSource Financial Group, Inc. (Banks)	612	2,925
ManTech International Corp.—Class A* (Software)	204	9,849
Marcus Corp. (Lodging)	510	6,538
MarketAxess Holdings, Inc. (Diversified Financial Services)	408	5,671
Martek Biosciences Corp.* (Biotechnology)	459	8,693
Masimo Corp.* (Healthcare-Products)	510	15,514
MasTec, Inc.* (Telecommunications)	510	6,375
Matrix Service Co.* (Oil & Gas Services)	408	4,345
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	357	12,649
Max Capital Group, Ltd. (Insurance)	459	10,236
MB Financial, Inc. (Banks)	714	14,080
McGrath Rentcorp (Commercial Services)	306	6,842
McMoRan Exploration Co.* (Oil & Gas)	969	7,771
Meadowbrook Insurance Group, Inc. (Insurance)	969	7,171
MedAssets, Inc.* (Software)	408	8,654
Mediacom Communications Corp.—Class A* (Media)	816	3,648
Medical Properties Trust, Inc. (REIT)	1,020	10,200

See accompanying notes to the financial statements.

81

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	561	$15,175
Mentor Graphics Corp.* (Computers)	1,071	9,457
MercadoLibre, Inc.* (Commercial Services)	204	10,581
Meridian Bioscience, Inc. (Healthcare-Products)	357	7,693
Merit Medical Systems, Inc.* (Healthcare-Products)	459	8,854
Meritage Homes Corp.* (Home Builders)	255	4,929
MF Global, Ltd.* (Diversified Financial Services)	459	3,190
MFA Financial, Inc. (REIT)	1,887	13,869
MGE Energy, Inc. (Electric)	408	14,582
MGIC Investment Corp.* (Insurance)	867	5,011
Microsemi Corp.* (Semiconductors)	765	13,579
Mid-America Apartment Communities, Inc. (REIT)	306	14,774
Middlesex Water Co. (Water)	663	11,689
MKS Instruments, Inc.* (Semiconductors)	714	12,431
Mobile Mini, Inc.* (Storage/Warehousing)	561	7,904
ModusLink Global Solutions, Inc.* (Internet)	612	5,759
Momenta Pharmaceuticals, Inc.* (Biotechnology)	408	5,145
Monolithic Power Systems, Inc.* (Semiconductors)	357	8,557
Montpelier Re Holdings, Ltd. (Insurance)	1,173	20,316
Moog, Inc.—Class A* (Aerospace/Defense)	408	11,926
Move, Inc.* (Internet)	1,836	3,048
MPS Group, Inc.* (Commercial Services)	1,428	19,621
Mueller Industries, Inc. (Metal Fabricate/Hardware)	408	10,135
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,275	6,630
National CineMedia, Inc. (Entertainment)	408	6,761
National Financial Partners* (Diversified Financial Services)	408	3,301
National Penn Bancshares, Inc. (Banks)	1,428	8,268
National Presto Industries, Inc. (Housewares)	102	11,141
National Retail Properties, Inc. (REIT)	765	16,233
Natus Medical, Inc.* (Healthcare-Products)	510	7,543
Navigant Consulting Co.* (Commercial Services)	612	9,094
NBT Bancorp, Inc. (Banks)	459	9,350
Nektar Therapeutics* (Biotechnology)	918	8,556
Neogen Corp.* (Pharmaceuticals)	357	8,429
Net 1 UEPS Technologies, Inc.* (Commercial Services)	510	9,904
Netezza Corp.* (Computers)	612	5,936
NETGEAR, Inc.* (Telecommunications)	408	8,850
Netlogic Microsystems, Inc.* (Semiconductors)	204	9,437
Neutral Tandem, Inc.* (Telecommunications)	255	5,801
NewAlliance Bancshares, Inc. (Savings & Loans)	1,122	13,475
NewMarket Corp. (Chemicals)	102	11,707
Newpark Resources, Inc.* (Oil & Gas Services)	1,581	6,688
Newport Corp.* (Electronics)	1,020	9,374
NIC, Inc. (Internet)	816	7,458
Nicor, Inc. (Gas)	459	19,324
Nordson Corp. (Machinery-Diversified)	306	18,721
Northwest Natural Gas Co. (Gas)	306	13,782
Novatel Wireless, Inc.* (Telecommunications)	459	3,658
NPS Pharmaceuticals, Inc.* (Biotechnology)	1,020	3,468
NTELOS Holdings Corp. (Telecommunications)	357	6,362
Nu Skin Enterprises, Inc. (Retail)	612	16,444
NuVasive, Inc.* (Healthcare-Products)	306	9,786
Ocwen Financial Corp.* (Diversified Financial Services)	357	3,416
OfficeMax, Inc.* (Retail)	918	11,649
Old Dominion Freight Line, Inc.* (Transportation)	255	7,829
Old National Bancorp (Banks)	1,020	12,679
Olin Corp. (Chemicals)	867	15,190
OM Group, Inc.* (Chemicals)	306	9,605
OMEGA Healthcare Investors, Inc. (REIT)	1,071	20,831
Omnicell, Inc.* (Software)	459	5,366
OmniVision Technologies, Inc.* (Semiconductors)	612	8,892
Onyx Pharmaceuticals, Inc.* (Pharmaceuticals)	510	14,963
Optimer Pharmaceuticals, Inc.* (Pharmaceuticals)	255	2,876
optionsXpress Holdings, Inc. (Diversified Financial Services)	408	6,304
Orbital Sciences Corp.* (Aerospace/Defense)	714	10,896
Orient-Express Hotels, Ltd.—Class A* (Lodging)	612	6,206
Oriental Financial Group, Inc. (Banks)	357	3,856
Orion Marine Group, Inc.* (Engineering & Construction)	204	4,296
Orthofix International N.V.* (Healthcare-Products)	255	7,897
Orthovita, Inc.* (Healthcare-Products)	867	3,043
Otter Tail Corp. (Electric)	408	10,118
Owens & Minor, Inc. (Distribution/Wholesale)	357	15,326
Pacific Sunwear of California, Inc.* (Retail)	816	3,248
PacWest Bancorp (Banks)	357	7,194
PAETEC Holding Corp.* (Telecommunications)	1,479	6,138
Palm, Inc.* (Computers)	612	6,144
Palomar Medical Technologies, Inc.* (Healthcare-Products)	255	2,570
Papa John’s International, Inc.* (Retail)	306	7,148
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	408	11,040
Parametric Technology Corp.* (Software)	1,071	17,500
PAREXEL International Corp.* (Commercial Services)	510	7,191
Park Electrochemical Corp. (Electronics)	408	11,277
Parker Drilling Co.* (Oil & Gas)	1,632	8,078
PDL BioPharma, Inc. (Biotechnology)	1,173	8,047
Pegasystems, Inc. (Software)	204	6,936
Penn Virginia Corp. (Oil & Gas)	561	11,944
PetMed Express, Inc. (Pharmaceuticals)	408	7,193
Petroleum Development* (Oil & Gas)	357	6,501
PetroQuest Energy, Inc.* (Oil & Gas)	714	4,377
Pharmasset, Inc.* (Pharmaceuticals)	408	8,446
PharMerica Corp.* (Pharmaceuticals)	408	6,479
Phase Forward, Inc.* (Software)	510	7,829
PHH Corp.* (Commercial Services)	459	7,394
PHI, Inc.* (Transportation)	204	4,223
PICO Holdings, Inc.* (Water)	255	8,346
Piedmont Natural Gas Co., Inc. (Gas)	663	17,735
Pinnacle Entertainment, Inc.* (Entertainment)	612	5,496
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	204	10,324
Plantronics, Inc. (Telecommunications)	510	13,250
Platinum Underwriters Holdings, Ltd. (Insurance)	459	17,575
Plexus Corp.* (Electronics)	459	13,081
PNM Resources, Inc. (Electric)	867	10,968
Polaris Industries, Inc. (Leisure Time)	255	11,126
Polycom, Inc.* (Telecommunications)	714	17,829
PolyOne Corp.* (Chemicals)	1,734	12,953
Polypore International, Inc.* (Miscellaneous Manufacturing)	357	4,248
Portland General Electric Co. (Electric)	714	14,573
Post Properties, Inc. (REIT)	510	9,996
Potlatch Corp. (Forest Products & Paper)	459	14,633
Powell Industries, Inc.* (Electrical Components & Equipment)	153	4,824
Power Integrations, Inc. (Semiconductors)	306	11,126
Powerwave Technologies, Inc.* (Telecommunications)	1,887	2,378
Premiere Global Services, Inc.* (Telecommunications)	663	5,470
PrivateBancorp, Inc. (Banks)	255	2,287
ProAssurance Corp.* (Insurance)	357	19,174
Progress Software Corp.* (Software)	561	16,387
Prospect Capital Corp. (Investment Companies)	408	4,818
Prosperity Bancshares, Inc. (Banks)	408	16,512
Provident New York Bancorp (Savings & Loans)	1,173	9,900
PSS World Medical, Inc.* (Healthcare-Products)	612	13,813

See accompanying notes to the financial statements.

82

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

Psychiatric Solutions, Inc.* (Healthcare-Services)	408	$8,625
Quanex Building Products Corp. (Building Materials)	561	9,520
Quantum Corp.* (Computers)	2,754	8,069
Quest Software, Inc.* (Software)	714	13,138
Questcor Pharmaceuticals, Inc.* (Pharmaceuticals)	765	3,634
Quidel Corp.* (Healthcare-Products)	408	5,622
Quiksilver, Inc.* (Apparel)	1,530	3,091
Rackspace Hosting, Inc.* (Internet)	561	11,697
Radian Group, Inc. (Insurance)	918	6,711
Raven Industries, Inc. (Miscellaneous Manufacturing)	255	8,101
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	357	8,686
RC2 Corp.* (Toys/Games/Hobbies)	204	3,009
RCN Corp.* (Telecommunications)	714	7,747
Redwood Trust, Inc. (REIT)	663	9,587
Regal-Beloit Corp. (Hand/Machine Tools)	561	29,138
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	510	12,332
Regis Corp. (Retail)	510	7,941
RehabCare Group, Inc.* (Healthcare-Services)	204	6,208
Renasant Corp. (Banks)	459	6,242
Rent-A-Center, Inc.* (Commercial Services)	612	10,845
Res-Care, Inc.* (Healthcare-Services)	510	5,712
Resources Connection, Inc.* (Commercial Services)	510	10,822
RF Micro Devices, Inc.* (Telecommunications)	2,244	10,704
Rigel Pharmaceuticals, Inc.* (Healthcare-Products)	357	3,395
Rimage Corp.* (Computers)	306	5,306
Riverbed Technology, Inc.* (Computers)	459	10,543
RLI Corp. (Insurance)	306	16,294
Robbins & Myers, Inc. (Machinery-Diversified)	306	7,197
Rock-Tenn Co.—Class A (Forest Products & Paper)	357	17,996
Rockwood Holdings, Inc.* (Chemicals)	561	13,217
Rofin-Sinar Technologies, Inc.* (Electronics)	357	8,429
Rollins, Inc. (Commercial Services)	459	8,850
Rosetta Resources, Inc.* (Oil & Gas)	816	16,263
RTI Biologics, Inc.* (Healthcare-Products)	816	3,133
RTI International Metals, Inc.* (Mining)	357	8,986
Ruby Tuesday, Inc.* (Retail)	561	4,039
Ruddick Corp. (Food)	510	13,122
S.Y. Bancorp, Inc. (Banks)	255	5,444
S1 Corp.* (Internet)	918	5,985
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	612	15,545
Sally Beauty Holdings, Inc.* (Retail)	1,122	8,583
Sanderson Farms, Inc. (Food)	204	8,601
Sandy Spring Bancorp, Inc. (Banks)	408	3,627
Sapient Corp.* (Internet)	1,020	8,435
Savient Pharmaceuticals, Inc.* (Biotechnology)	357	4,859
SAVVIS, Inc.* (Telecommunications)	459	6,449
ScanSource, Inc.* (Distribution/Wholesale)	357	9,532
SCBT Financial Corp. (Banks)	306	8,473
School Specialty, Inc.* (Retail)	408	9,543
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	204	14,351
Seattle Genetics, Inc.* (Biotechnology)	1,020	10,363
Selective Insurance Group, Inc. (Insurance)	714	11,745
Semtech Corp.* (Semiconductors)	714	12,145
Sensient Technologies Corp. (Chemicals)	561	14,754
Shenandoah Telecommunications Co. (Telecommunications)	306	6,227
ShoreTel, Inc.* (Telecommunications)	510	2,948
Shuffle Master, Inc.* (Entertainment)	663	5,463
Signature Bank* (Banks)	357	11,388
Silicon Graphics International Corp.* (Computers)	1,173	8,223
Simmons First National Corp.—Class A (Banks)	255	7,089
Simpson Manufacturing Co., Inc. (Building Materials)	459	12,343
Sinclair Broadcast Group, Inc.—Class A* (Media)	2,040	8,221
Skechers U.S.A., Inc.—Class A* (Apparel)	510	14,999
SkyWest, Inc. (Airlines)	765	12,944
Skyworks Solutions, Inc.* (Semiconductors)	1,377	19,540
Smart Balance, Inc.* (Food)	816	4,896
Smith Corp. (Miscellaneous Manufacturing)	306	13,277
Smith Micro Software, Inc.* (Software)	510	4,661
Solera Holdings, Inc. (Software)	561	20,202
Solutia, Inc.* (Chemicals)	918	11,659
Sonic Automotive, Inc.* (Retail)	255	2,649
Sonic Corp.* (Retail)	918	9,244
SONICWALL, Inc.* (Internet)	1,275	9,703
SonoSite, Inc.* (Healthcare-Products)	357	8,436
Sonus Networks, Inc.* (Telecommunications)	2,499	5,273
Sotheby’s (Commercial Services)	306	6,879
Southside Bancshares, Inc. (Banks)	357	7,004
Southwest Gas Corp. (Gas)	612	17,460
Spartan Motors, Inc. (Auto Parts & Equipment)	306	1,723
Spartech Corp. (Chemicals)	306	3,140
Spherion Corp.* (Commercial Services)	663	3,726
SRA International, Inc.—Class A* (Computers)	408	7,793
Stage Stores, Inc. (Retail)	510	6,304
Standard Microsystems Corp.* (Semiconductors)	408	8,478
Standard Pacific Corp.* (Home Builders)	1,428	5,341
Stein Mart, Inc.* (Retail)	306	3,262
StellarOne Corp. (Banks)	357	3,556
Stepan Co. (Chemicals)	153	9,916
STERIS Corp. (Healthcare-Products)	561	15,691
Sterling Bancorp (Banks)	918	6,555
Sterling Bancshares, Inc. (Banks)	1,122	5,756
Steven Madden, Ltd.* (Apparel)	255	10,516
Stewart Enterprises, Inc.—Class A (Commercial Services)	1,020	5,253
Stifel Financial Corp.* (Diversified Financial Services)	255	15,106
Stone Energy Corp.* (Oil & Gas)	561	10,126
Sun Communities, Inc. (REIT)	510	10,072
Sun Healthcare Group, Inc.* (Healthcare-Services)	765	7,015
Sunstone Hotel Investors, Inc.* (REIT)	970	8,614
Superior Industries International, Inc. (Auto Parts & Equipment)	459	7,023
Susquehanna Bancshares, Inc. (Banks)	1,581	9,312
SVB Financial Group* (Banks)	255	10,631
Swift Energy Co.* (Oil & Gas)	612	14,664
Sycamore Networks, Inc. (Telecommunications)	229	4,788
Sykes Enterprises, Inc.* (Computers)	459	11,691
Symmetry Medical, Inc.* (Healthcare-Products)	612	4,933
Symyx Technologies, Inc.* (Chemicals)	510	2,805
Syniverse Holdings, Inc.* (Telecommunications)	561	9,806
SYNNEX Corp.* (Software)	255	7,818
Take-Two Interactive Software, Inc.* (Software)	663	6,663
Taleo Corp.—Class A* (Software)	357	8,397
Tanger Factory Outlet Centers, Inc. (REIT)	357	13,919
Technitrol, Inc. (Electronics)	510	2,234
Tekelec* (Telecommunications)	714	10,910
Teledyne Technologies, Inc.* (Aerospace/Defense)	357	13,695
TeleTech Holdings, Inc.* (Commercial Services)	357	7,151
Tempur-Pedic International, Inc.* (Home Furnishings)	612	14,462
Tennant Co. (Machinery-Diversified)	357	9,350
Tenneco Automotive, Inc.* (Auto Parts & Equipment)	510	9,042
Terremark Worldwide, Inc.* (Internet)	918	6,279
Tessera Technologies, Inc.* (Semiconductors)	408	9,494
Tetra Tech, Inc.* (Environmental Control)	510	13,857
TETRA Technologies, Inc.* (Oil & Gas Services)	1,020	11,302
Texas Capital Bancshares, Inc.* (Banks)	561	7,832
Texas Roadhouse, Inc.—Class A* (Retail)	612	6,873
The Andersons, Inc. (Agriculture)	204	5,267
The Buckle, Inc. (Retail)	255	7,466

See accompanying notes to the financial statements.

83

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Common Stocks, continued
	Shares	Value

The Cato Corp.—Class A (Retail)	408	$8,184
The Children’s Place Retail Stores, Inc.* (Retail)	255	8,418
The Corporate Executive Board Co. (Commercial Services)	408	9,311
The Geo Group, Inc.* (Commercial Services)	510	11,159
The Gymboree Corp.* (Apparel)	255	11,090
The Hain Celestial Group, Inc.* (Food)	510	8,675
The Men’s Wearhouse, Inc. (Retail)	561	11,815
The Pantry, Inc.* (Retail)	255	3,465
The Pep Boys-Manny, Moe & Jack (Retail)	561	4,746
The Phoenix Cos., Inc. (Insurance)	1,275	3,545
The Ryland Group, Inc. (Home Builders)	408	8,038
The Timberland Co.—Class A* (Apparel)	612	10,973
The Ultimate Software Group, Inc.* (Software)	306	8,987
The Warnaco Group, Inc.* (Apparel)	408	17,214
The Wet Seal, Inc.—Class A* (Retail)	1,479	5,103
Theravance, Inc.* (Pharmaceuticals)	510	6,666
Thoratec Corp.* (Healthcare-Products)	510	13,729
THQ, Inc.* (Software)	765	3,856
Tibco Software, Inc.* (Internet)	1,785	17,190
Ticketmaster Entertainment, Inc.* (Commercial Services)	561	6,855
Titan International, Inc. (Auto Parts & Equipment)	561	4,550
TiVo, Inc.* (Home Furnishings)	918	9,345
TNS, Inc.* (Commercial Services)	255	6,551
Tower Group, Inc. (Insurance)	408	9,551
Tractor Supply Co.* (Retail)	306	16,206
TradeStation Group, Inc.* (Diversified Financial Services)	918	7,243
Tredegar Corp. (Miscellaneous Manufacturing)	510	8,068
TreeHouse Foods, Inc.* (Food)	306	11,891
TriQuint Semiconductor, Inc.* (Semiconductors)	1,479	8,874
Triumph Group, Inc. (Aerospace/Defense)	204	9,843
True Religion Apparel, Inc.* (Apparel)	306	5,658
TrueBlue, Inc.* (Commercial Services)	867	12,840
TrustCo Bank Corp. NY (Banks)	1,428	8,996
Trustmark Corp. (Banks)	561	12,645
TTM Technologies, Inc.* (Electronics)	765	8,820
Tupperware Corp. (Household Products/Wares)	510	23,751
Tutor Perini Corp.* (Engineering & Construction)	255	4,610
Tyler Technologies, Inc.* (Computers)	561	11,170
UAL Corp.* (Airlines)	1,530	19,752
UIL Holdings Corp. (Electric)	459	12,889
UMB Financial Corp. (Banks)	357	14,048
Umpqua Holdings Corp. (Banks)	714	9,575
Union Bankshares Corp. (Banks)	255	3,159
Unisource Energy Corp. (Electric)	408	13,134
Unisys Corp.* (Computers)	306	11,799
United Fire & Casualty Co. (Insurance)	408	7,438
United Natural Foods, Inc.* (Food)	408	10,910
United Online, Inc. (Internet)	1,071	7,700
United Rentals, Inc.* (Commercial Services)	918	9,006
United Stationers, Inc.* (Distribution/Wholesale)	255	14,497
Universal Forest Products, Inc. (Building Materials)	255	9,387
Universal Health Realty Income Trust (REIT)	357	11,435
US Airways Group, Inc.* (Airlines)	1,887	9,133
USEC, Inc.* (Mining)	1,173	4,516
VAALCO Energy, Inc. (Oil & Gas)	1,173	5,337
Valassis Communications, Inc.* (Commercial Services)	510	9,313
ValueClick, Inc.* (Internet)	918	9,290
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	204	2,293
Varian, Inc.* (Electronics)	306	15,771
Veeco Instruments, Inc.* (Semiconductors)	459	15,165
VeriFone Holdings, Inc.* (Software)	765	12,531
ViaSat, Inc.* (Telecommunications)	306	9,725
ViroPharma, Inc.* (Pharmaceuticals)	867	7,274
VIVUS, Inc.* (Healthcare-Products)	867	7,968
Vocus, Inc.* (Internet)	255	4,590
Volcano Corp.* (Healthcare-Products)	510	8,864
W&T Offshore, Inc. (Oil & Gas)	714	8,354
W.R. Grace & Co.* (Chemicals)	663	16,807
Walter Investment Management Corp. (REIT)	153	2,192
Washington REIT (REIT)	561	15,456
Washington Trust Bancorp, Inc. (Banks)	357	5,562
Watsco, Inc. (Distribution/Wholesale)	153	7,494
Watson Wyatt Worldwide, Inc.—Class A (Commercial Services)	357	16,965
Watts Water Technologies, Inc.—Class A (Electronics)	408	12,615
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	867	10,057
WD-40 Co. (Household Products/Wares)	306	9,902
Websense, Inc.* (Internet)	510	8,905
Webster Financial Corp. (Banks)	765	9,081
WellCare Health Plans, Inc.* (Healthcare-Services)	357	13,123
Werner Enterprises, Inc. (Transportation)	510	10,093
WesBanco, Inc. (Banks)	459	5,664
West Pharmaceutical Services, Inc. (Healthcare-Products)	408	15,994
Westamerica Bancorp (Banks)	255	14,119
Westfield Financial, Inc. (Banks)	969	7,994
Weyco Group, Inc. (Apparel)	204	4,823
WGL Holdings, Inc. (Gas)	510	17,105
Willbros Group, Inc.* (Oil & Gas Services)	561	9,464
Winn-Dixie Stores, Inc.* (Food)	612	6,144
Wintrust Financial Corp. (Banks)	357	10,992
Wolverine World Wide, Inc. (Apparel)	612	16,659
Woodward Governor Co. (Electronics)	561	14,457
World Acceptance Corp.* (Diversified Financial Services)	204	7,309
World Fuel Services Corp. (Retail)	612	16,395
World Wrestling Entertainment, Inc. (Entertainment)	561	8,600
Worthington Industries, Inc. (Metal Fabricate/Hardware)	663	8,665
Wright Express Corp.* (Commercial Services)	408	12,999
Wright Medical Group, Inc.* (Healthcare-Products)	510	9,664
XenoPort, Inc.* (Pharmaceuticals)	357	6,626
Zenith National Insurance Corp. (Insurance)	510	15,188
Zep, Inc. (Chemicals)	306	5,300
Zoll Medical Corp.* (Healthcare-Products)	357	9,539
Zoran Corp.* (Semiconductors)	612	6,763

TOTAL COMMON STOCKS
(Cost $5,442,276)		7,185,233

Repurchase Agreements (90.4%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,338,000 (Collateralized by $2,388,000 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,384,999)	$2,338,000	2,338,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $1,117,000 (Collateralized by $1,141,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $1,140,832)	1,117,000	1,117,000

See accompanying notes to the financial statements.

84

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Repurchase Agreements, continued
	Principal
	Amount	Value

HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $10,874,000 (Collateralized by $10,642,000 of various U.S. Government Agency Obligations, 2.65%–4.75%, 1/18/11–11/18/13, market value $11,100,782)	$10,874,000	$10,874,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $325,000 (Collateralized by $333,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $334,249)	325,000	325,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $569,000 (Collateralized by $562,700 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $580,586)	569,000	569,000

TOTAL REPURCHASE AGREEMENTS
(Cost $15,223,000)		15,223,000

TOTAL INVESTMENT SECURITIES
(Cost $20,665,276)—133.1%		22,408,233
Net other assets (liabilities)—(33.1)%		(5,578,522)

NET ASSETS—100.0%		$16,829,711

*	Non-income producing security
+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $5,520,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,792,370)	61	$52,085

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$2,350,856	$(30,048)
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	20,322,653	(387,222)

ProFund VP UltraSmall-Cap invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$14,294	0.1%
Aerospace/Defense	111,607	0.7%
Aerospace/Defense Equipment	13,240	0.1%
Agriculture	5,267	NM
Airlines	71,710	0.4%
Apparel	161,707	1.0%
Auto Manufacturers	3,189	NM
Auto Parts & Equipment	53,838	0.3%
Banks	461,026	2.7%
Biotechnology	158,813	0.9%
Building Materials	56,755	0.3%
Chemicals	167,431	1.0%
Coal	6,615	NM
Commercial Services	490,545	3.0%
Computers	149,911	0.9%
Cosmetics/Personal Care	18,249	0.1%
Distribution/Wholesale	63,414	0.4%
Diversified Financial Services	113,152	0.7%
Electric	76,264	0.5%
Electrical Components & Equipment	68,093	0.4%
Electronics	209,684	1.3%
Energy-Alternate Sources	6,318	NM
Engineering & Construction	45,897	0.3%
Entertainment	52,891	0.3%
Environmental Control	55,233	0.3%
Food	108,602	0.7%
Forest Products & Paper	110,405	0.7%
Gas	95,740	0.6%
Hand/Machine Tools	55,278	0.3%
Healthcare-Products	333,468	2.0%
Healthcare-Services	144,665	0.9%
Home Builders	18,308	NM
Home Furnishings	23,807	0.1%
Household Products/Wares	87,009	0.5%
Housewares	11,141	0.1%
Insurance	267,540	1.6%
Internet	206,846	1.2%
Investment Companies	37,288	0.2%
Leisure Time	27,882	0.2%
Lodging	16,628	0.1%
Machinery-Construction & Mining	6,870	NM
Machinery-Diversified	84,391	0.5%
Media	18,756	NM
Metal Fabricate/Hardware	69,671	0.4%
Mining	67,866	0.4%
Miscellaneous Manufacturing	187,055	1.1%
Office Furnishings	14,051	0.1%
Oil & Gas	232,132	1.4%
Oil & Gas Services	132,815	0.8%
Packaging & Containers	5,132	NM
Pharmaceuticals	186,182	1.1%
REIT	426,272	2.6%
Real Estate	8,968	0.1%
Retail	427,100	2.5%
Savings & Loans	49,838	0.3%
Semiconductors	234,693	1.4%
Software	326,107	1.9%
Storage/Warehousing	7,904	0.1%
Telecommunications	351,179	2.1%
Toys/Games/Hobbies	9,808	0.1%
Transportation	120,860	0.7%
Trucking & Leasing	6,531	NM
Water	31,302	0.2%
Other**	9,644,478	57.3%

Total	$16,829,711	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

85

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP UltraSmall-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description

Investment Securities:
Common Stocks	$7,185,233	$–	$7,185,233
Repurchase Agreements	–	15,223,000	15,223,000

Total Investment Securities	7,185,233	15,223,000	22,408,233

Other Financial Instruments^	52,085	(417,270)	(365,185)

Total Investments	$7,237,318	$14,805,730	$22,043,048

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

86

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$20,665,276

Securities, at value	7,185,233
Repurchase agreements, at value	15,223,000

Total Investment Securities, at value	22,408,233
Cash	723
Segregated cash balances with brokers for futures contracts	283,286
Dividends receivable	8,163
Receivable for capital shares issued	87,468
Receivable for investments sold	14,025
Prepaid expenses	43

Total Assets	22,801,941

Liabilities:
Payable for capital shares redeemed	4,988,586
Payable for closed swap positions	465,196
Unrealized loss on swap agreements	417,270
Variation margin on futures contracts	61,113
Advisory fees payable	5,363
Management services fees payable	715
Administration fees payable	622
Administrative services fees payable	7,166
Distribution fees payable	7,096
Trustee fees payable	49
Transfer agency fees payable	1,771
Fund accounting fees payable	1,244
Compliance services fees payable	254
Other accrued expenses	15,785

Total Liabilities	5,972,230

Net Assets	$16,829,711

Net Assets consist of:
Capital	$46,301,964
Accumulated net investment income (loss)	(1,448)
Accumulated net realized gains (losses) on investments	(30,848,577)
Net unrealized appreciation (depreciation) on investments	1,377,772

Net Assets	$16,829,711

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,546,015

Net Asset Value (offering and redemption price per share)	$10.89

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$101,839
Interest	7,735

Total Investment Income	109,574

Expenses:
Advisory fees	118,678
Management services fees	15,824
Administration fees	6,782
Transfer agency fees	10,300
Administrative services fees	46,621
Distribution fees	39,559
Custody fees	15,153
Fund accounting fees	19,052
Trustee fees	176
Compliance services fees	52
Other fees	26,948

Total Gross Expenses before reductions	299,145
Less Expenses reduced by the Advisor	(35,578)

Total Net Expenses	263,567

Net Investment Income (Loss)	(153,993)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(613,837)
Net realized gains (losses) on futures contracts	587,380
Net realized gains (losses) on swap agreements	5,794,741
Change in net unrealized appreciation/depreciation on investments	(911,555)

Net Realized and Unrealized Gains (Losses) on Investments	4,856,729

Change in Net Assets Resulting from Operations	$4,702,736

See accompanying notes to the financial statements.

87

PROFUNDS VP
ProFund VP UltraSmall-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(153,993)	$17,927
Net realized gains (losses) on investments	5,768,284	(17,185,310)
Change in net unrealized appreciation/depreciation on investments	(911,555)	365,894

Change in net assets resulting from operations	4,702,736	(16,801,489)

Distributions to Shareholders From:
Net investment income	(17,817)	(261,358)

Change in net assets resulting from distributions	(17,817)	(261,358)

Capital Transactions:
Proceeds from shares issued	355,078,876	380,340,009
Dividends reinvested	17,817	233,344
Value of shares redeemed	(365,721,279)	(364,281,782)

Change in net assets resulting from capital transactions	(10,624,586)	16,291,571

Change in net assets	(5,939,667)	(771,276)
Net Assets:
Beginning of period	22,769,378	23,540,654

End of period	$16,829,711	$22,769,378

Accumulated net investment income (loss)	$(1,448)	$17,927

Share Transactions:
Issued	46,013,191	28,250,897
Reinvested	1,676	12,191
Redeemed	(47,398,461)	(26,346,979)

Change in shares	(1,383,594)	1,916,109

See accompanying notes to the financial statements.

88

PROFUNDS VP
ProFund VP UltraSmall-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$7.77	$23.23	$27.10	$21.51	$30.75

Investment Activities:
Net investment income (loss)(a)	(0.07)	0.01	0.17	0.20	0.01
Net realized and unrealized gains (losses) on investments	3.20	(15.26)	(3.73)	5.40	(0.18)

Total income (loss) from investment activities	3.13	(15.25)	(3.56)	5.60	(0.17)

Distributions to Shareholders From:
Net investment income	(0.01)	(0.21)	(0.31)	(0.01)	—
Net realized gains on investments	—	—	—	—	(9.07)

Total distributions	(0.01)	(0.21)	(0.31)	(0.01)	(9.07)

Net Asset Value, End of Period	$10.89	$7.77	$23.23	$27.10	$21.51

Total Return	40.18%	(66.18)%	(13.21)%	26.05%	(0.21)%

Ratios to Average Net Assets:
Gross expenses	1.89%	1.83%	1.73%	1.72%	1.91%
Net expenses	1.66%	1.63%	1.63%	1.69%	1.91%
Net investment income (loss)	(0.97)%	0.10%	0.63%	0.82%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$16,830	$22,769	$23,541	$58,562	$40,184
Portfolio turnover rate(b)	153%	368%	418%	208%	539%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

89

ProFund VP Short Small-Cap

The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000® Index. For the year ended December 31, 2009, the Fund had a total return of –32.37%, compared to a total return of 27.16%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is an adjusted market capitalization-weighted index containing approximately 2000 of the smallest companies in the Russell 3000 Index or approximately 10% of the total market capitalization of the Russell 3000 Index, which in turn represents approximately 98% of the investable U.S. equity market.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Human Genome Sciences Inc (+1,342.45%), 3Com Corp (+228.95%), and Skyworks Solutions Inc (+156.14%), while the bottom three performers in this group were UAL Corp (+17.15%), Solera Holdings Inc (+49.42%), and Bally Technologies Inc (+71.83%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Small-Cap from September 3, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short Small-Cap	9/3/2002	–32.37%	–5.56%	–10.92%	1.69%	1.68%

Russell 2000 Index	9/3/2002	27.16%	0.53%	8.51%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

90

PROFUNDS VP
ProFund VP Short Small-Cap

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(24)%
Swap Agreements	(76)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index - Composition
% of Index

Consumer Non-Cyclical	22%
Financial	19%
Industrial	15%
Consumer Cyclical	14%
Technology	10%
Communications	8%
Energy	5%
Basic Materials	4%
Utilities	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	December 31, 2009

Repurchase Agreements (109.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,884,000 (Collateralized by $2,945,500 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,941,799)	$2,884,000	$2,884,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,818,000 (Collateralized by $2,877,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,876,577)	2,818,000	2,818,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,350,000 (Collateralized by $3,315,000 of various U.S. Government Agency Obligations, 2.88%–3.63%, 10/12/10–9/16/11, market value $3,420,382)	3,350,000	3,350,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,774,000 (Collateralized by $2,798,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,830,857)	2,774,000	2,774,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,788,000 (Collateralized by $2,667,300 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $2,843,924)	2,788,000	2,788,000

TOTAL REPURCHASE AGREEMENTS
(Cost $14,614,000)		14,614,000

TOTAL INVESTMENT SECURITIES
(Cost $14,614,000)—109.3%		14,614,000
Net other assets (liabilities)—(9.3)%		(1,249,218)

NET ASSETS—100.0%		$13,364,782

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $1,930,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

Russell 2000 Mini Futures Contract expiring 3/19/10 (Underlying notional amount at value $3,170,670)	51	$(68,573)

Swap Agreements

	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Russell 2000 Index	$(6,773,557)	$86,321
Equity Index Swap Agreement with UBS AG, based on the Russell 2000 Index	(3,361,019)	59,856

See accompanying notes to the financial statements.

91

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Small-Cap	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$—	$14,614,000	$14,614,000

Total Investment Securities	—	14,614,000	14,614,000

Other Financial Instruments^	(68,573)	146,177	77,604

Total Investments	$(68,573)	$14,760,177	$14,691,604

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

92

PROFUNDS VP
ProFund VP Short Small-Cap

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$14,614,000

Repurchase agreements, at value	14,614,000

Total Investment Securities, at value	14,614,000
Cash	783
Segregated cash balances with brokers for futures contracts	204,510
Unrealized gain on swap agreements	146,177
Receivable for capital shares issued	326,729
Variation margin on futures contracts	45,390
Prepaid expenses	89

Total Assets	15,337,678

Liabilities:
Payable for capital shares redeemed	1,933,358
Advisory fees payable	5,539
Management services fees payable	739
Administration fees payable	570
Administrative services fees payable	7,333
Distribution fees payable	6,794
Trustee fees payable	45
Transfer agency fees payable	1,688
Fund accounting fees payable	1,139
Compliance services fees payable	347
Other accrued expenses	15,344

Total Liabilities	1,972,896

Net Assets	$13,364,782

Net Assets consist of:
Capital	$26,822,941
Accumulated net realized gains (losses) on investments	(13,535,763)
Net unrealized appreciation (depreciation) on investments	77,604

Net Assets	$13,364,782

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,121,595

Net Asset Value (offering and redemption price per share)	$11.92

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$23,066

Expenses:
Advisory fees	176,695
Management services fees	23,559
Administration fees	9,835
Transfer agency fees	15,144
Administrative services fees	71,003
Distribution fees	58,898
Custody fees	4,974
Fund accounting fees	20,227
Trustee fees	280
Compliance services fees	324
Other fees	45,611

Total Gross Expenses before reductions	426,550
Less Expenses reduced by the Advisor	(34,497)

Total Net Expenses	392,053

Net Investment Income (Loss)	(368,987)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(14,134)
Net realized gains (losses) on futures contracts	(3,972,131)
Net realized gains (losses) on swap agreements	(6,411,456)
Change in net unrealized appreciation/depreciation on investments	671,918

Net Realized and Unrealized Gains (Losses) on Investments	(9,725,803)

Change in Net Assets Resulting from Operations	$(10,094,790)

See accompanying notes to the financial statements.

93

PROFUNDS VP
ProFund VP Short Small-Cap

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(368,987)	$120,502
Net realized gains (losses) on investments	(10,397,721)	7,624,219
Change in net unrealized appreciation/depreciation on investments	671,918	(743,488)

Change in net assets resulting from operations	(10,094,790)	7,001,233

Distributions to Shareholders From:
Net investment income	(120,502)	(1,095,474)

Change in net assets resulting from distributions	(120,502)	(1,095,474)

Capital Transactions:
Proceeds from shares issued	534,646,994	480,600,131
Dividends reinvested	120,502	1,095,474
Value of shares redeemed	(523,684,945)	(490,470,721)

Change in net assets resulting from capital transactions	11,082,551	(8,775,116)

Change in net assets	867,259	(2,869,357)
Net Assets:
Beginning of period	12,497,523	15,366,880

End of period	$13,364,782	$12,497,523

Accumulated net investment income (loss)	$—	$120,502

Share Transactions:
Issued	36,100,406	29,358,465
Reinvested	9,695	74,879
Redeemed	(35,693,875)	(29,763,065)

Change in shares	416,226	(329,721)

See accompanying notes to the financial statements.

94

PROFUNDS VP
ProFund VP Short Small-Cap

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$17.72	$14.85	$14.58	$16.62	$17.12

Investment Activities:
Net investment income (loss)(a)	(0.24)	0.08	0.50	0.56	0.23
Net realized and unrealized gains (losses) on investments	(5.49)	3.37	0.15	(2.50)	(0.73)

Total income (loss) from investment activities	(5.73)	3.45	0.65	(1.94)	(0.50)

Distributions to Shareholders From:
Net investment income	(0.07)	(0.58)	(0.38)	(0.10)	—

Net Asset Value, End of Period	$11.92	$17.72	$14.85	$14.58	$16.62

Total Return	(32.37)%	24.08%	4.46%	(11.73)%	(2.92)%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.71%	1.67%	1.67%	1.90%
Net expenses	1.67%	1.63%	1.62%	1.62%	1.90%
Net investment income (loss)	(1.57)%	0.49%	3.42%	3.52%	1.36%

Supplemental Data:
Net assets, end of period (000’s)	$13,365	$12,498	$15,367	$13,052	$9,193
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

95

ProFund VP Short NASDAQ-100

The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100® Index. For the year ended December 31, 2009, the Fund had a total return of –40.66%, compared to a total return of 54.63%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the Index. The NASDAQ-100 Index represents the largest non-financial domestic and international issues listed on The NASDAQ Stock Market. To be eligible for inclusion companies cannot be in bankruptcy proceedings and must meet certain additional criteria including minimum trading volume and “seasoning,” requirements. The Index is calculated under a modified capitalization-weighted methodology.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Apple Computer Inc (+146.90%), and Google Inc Class A (+101.52%), while the bottom three performers in this group were Qualcomm Inc (+29.11%), Oracle Corp (+38.35%), and Intel Corp (+39.15%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short NASDAQ-100 from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Short NASDAQ-100	5/1/2002	–40.66%	–5.01%	–9.14%	1.74%	1.68%

NASDAQ-100 Index	5/1/2002	54.63%	3.32%	5.57%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

96

PROFUNDS VP
ProFund VP Short NASDAQ-100

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(15)%
Swap Agreements	(85)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index - Composition
% of Index

Technology	44%
Communications	27%
Consumer Non-Cyclical	17%
Consumer Cyclical	8%
Industrial	3%
Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	December 31, 2009

Repurchase Agreements (100.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,337,000 (Collateralized by $2,386,900 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,383,901)	$2,337,000	$2,337,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,205,000 (Collateralized by $2,251,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,250,669)	2,205,000	2,205,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $3,256,000 (Collateralized by $3,209,900 of various U.S. Treasury Securities, 1.88%–3.63%, 10/12/10-6/15/12, market value $3,323,290)	3,256,000	3,256,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,120,000 (Collateralized by $2,138,000 of various U.S. Government Agency Obligations, 2.08%–2.13%, 6/18/12, market value $2,163,868)	2,120,000	2,120,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,145,000 (Collateralized by $2,178,200 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–12/15/11, market value $2,188,051)	2,145,000	2,145,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,063,000)		12,063,000

TOTAL INVESTMENT SECURITIES
(Cost $12,063,000)—100.2%		12,063,000
Net other assets (liabilities)—(0.2)%		(29,094)

NET ASSETS—100.0%		$12,033,906

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $1,940,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini NASDAQ-100 Futures Contract expiring 3/19/10 (Underlying notional amount at value $1,785,120)	48	$(66,204)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the NASDAQ-100 Index	$(772,465)	$12,769
Equity Index Swap Agreement with UBS AG, based on the NASDAQ-100 Index	(9,470,228)	90,704

See accompanying notes to the financial statements.

97

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short NASDAQ-100	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$12,063,000	$12,063,000

Total Investment Securities	–	12,063,000	12,063,000

Other Financial Instruments^	(66,204)	103,473	37,269

Total Investments	$(66,204)	$12,166,473	$12,100,269

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

98

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$12,063,000

Repurchase agreements, at value	12,063,000

Total Investment Securities, at value	12,063,000
Cash	383
Segregated cash balances with brokers for futures contracts	168,480
Unrealized gain on swap agreements	103,473
Receivable for capital shares issued	366
Variation margin on futures contracts	16,080
Prepaid expenses	38

Total Assets	12,351,820

Liabilities:
Payable for capital shares redeemed	111,315
Payable for closed swap positions	175,400
Advisory fees payable	4,912
Management services fees payable	655
Administration fees payable	447
Administrative services fees payable	5,201
Distribution fees payable	4,354
Trustee fees payable	35
Transfer agency fees payable	1,309
Fund accounting fees payable	895
Compliance services fees payable	294
Other accrued expenses	13,097

Total Liabilities	317,914

Net Assets	$12,033,906

Net Assets consist of:
Capital	$64,223,155
Accumulated net realized gains (losses) on investments	(52,226,518)
Net unrealized appreciation (depreciation) on investments	37,269

Net Assets	$12,033,906

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,003,627

Net Asset Value (offering and redemption price per share)	$11.99

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$19,313

Expenses:
Advisory fees	149,960
Management services fees	19,995
Administration fees	8,481
Transfer agency fees	12,814
Administrative services fees	63,646
Distribution fees	49,987
Custody fees	6,842
Fund accounting fees	17,263
Trustee fees	255
Compliance services fees	154
Other fees	32,864

Total Gross Expenses before reductions	362,261
Less Expenses reduced by the Advisor	(29,408)

Total Net Expenses	332,853

Net Investment Income (Loss)	(313,540)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(73)
Net realized gains (losses) on futures contracts	(4,369)
Net realized gains (losses) on swap agreements	(11,756,586)
Change in net unrealized appreciation/depreciation on investments	676,698

Net Realized and Unrealized Gains (Losses) on Investments	(11,084,330)

Change in Net Assets Resulting from Operations	$(11,397,870)

See accompanying notes to the financial statements.

99

PROFUNDS VP
ProFund VP Short NASDAQ-100

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(313,540)	$112,025
Net realized gains (losses) on investments	(11,761,028)	10,564,658
Change in net unrealized appreciation/depreciation on investments	676,698	(810,954)

Change in net assets resulting from operations	(11,397,870)	9,865,729

Distributions to Shareholders From:
Net investment income	(112,025)	(1,032,789)

Change in net assets resulting from distributions	(112,025)	(1,032,789)

Capital Transactions:
Proceeds from shares issued	193,613,680	327,630,571
Dividends reinvested	112,025	1,032,789
Value of shares redeemed	(186,478,577)	(333,044,894)

Change in net assets resulting from capital transactions	7,247,128	(4,381,534)

Change in net assets	(4,262,767)	4,451,406
Net Assets:
Beginning of period	16,296,673	11,845,267

End of period	$12,033,906	$16,296,673

Accumulated net investment income (loss)	$—	$112,025

Share Transactions:
Issued	12,123,504	19,153,505
Reinvested	8,539	65,783
Redeemed	(11,931,837)	(19,251,152)

Change in shares	200,206	(31,864)

See accompanying notes to the financial statements.

100

PROFUNDS VP
ProFund VP Short NASDAQ-100

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.28	$14.18	$18.18	$18.56	$18.41

Investment Activities:
Net investment income (loss)(a)	(0.24)	0.07	0.59	0.64	0.23
Net realized and unrealized gains (losses) on investments	(8.00)	6.59	(2.63)	(0.88)	(0.08)

Total income (loss) from investment activities	(8.24)	6.66	(2.04)	(0.24)	0.15

Distributions to Shareholders From:
Net investment income	(0.05)	(0.56)	(1.96)	(0.14)	—

Net Asset Value, End of Period	$11.99	$20.28	$14.18	$18.18	$18.56

Total Return	(40.66)%	48.16%	(11.60)%	(1.31)%	0.81%
Ratios to Average Net Assets:
Gross expenses	1.81%	1.76%	1.71%	1.70%	1.85%
Net expenses	1.67%	1.63%	1.63%	1.66%	1.85%
Net investment income (loss)	(1.57)%	0.41%	3.50%	3.34%	1.21%
Supplemental Data:
Net assets, end of period (000’s)	$12,034	$16,297	$11,845	$23,898	$31,588
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

101

ProFund VP Short International

The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index. Since the foreign markets are not open when this ProFund VP values its shares, it determines its success in meeting this daily investment objective by comparing its daily return on a given day with the market price performance of related futures contracts traded in the United States. For the year ended December 31, 2009, the Fund had a total return of -30.28%, compared to a total return of 31.78%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the U.S.-traded MSCI EAFE futures contract.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The MSCI EAFE Index is a free-float adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index has constituent companies from the following 21 countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. MSCI EAFE Index levels and the price of the related futures contracts are expressed in U.S. Dollar terms and as such they should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were BHP Billiton Ltd (+80.49%), Banco Santander (+73.84%), and HSBC Holdings PLC (+36.13%), while the bottom three performers in this group were Roche Holding AG (+10.29%), Vodafone Group PLC (+14.54%), and Total (+18.80%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short International from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short International	8/31/2007	–30.28%	–2.43%	1.76%	1.68%

MSCI EAFE Index	8/31/2007	31.78%	–10.48%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the U.S.-traded MSCI EAFE futures contracts.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

102

PROFUNDS VP
ProFund VP Short International

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	(52)%
Swap Agreements	(48)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index - Composition

Industry Breakdown	% of Index

Financial	26%
Industrial	11%
Consumer Cyclical	10%
Consumer Non-Cyclical	10%
Materials	10%
Energy	8%
Health Care	8%
Telecommunication Services	6%
Utilities	6%
Information Technology	5%

Country Breakdown

United Kingdom	22%
Japan	21%
France	11%
Australia	8%
Germany	8%
Switzerland	8%
Spain	5%
Italy	3%
Netherlands	3%
Other	11%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	December 31, 2009

Repurchase Agreements (94.0%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $436,200 U.S. Treasury Notes, 1.00%, 12/31/11, market value $435,652)	$427,000	$427,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $437,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $436,936)	427,000	427,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $417,900 of various U.S. Treasury Securities, 1.88%–3.63%, 9/16/11–6/15/12, market value $439,502)	427,000	427,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $427,000 (Collateralized by $435,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $436,631)	427,000	427,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $426,000 (Collateralized by $430,100 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $434,572)	426,000	426,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,134,000)		2,134,000

TOTAL INVESTMENT SECURITIES
(Cost $2,134,000)—94.0%		2,134,000
Net other assets (liabilities)—6.0%		135,729

NET ASSETS—100.0%		$2,269,729

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $90,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

E-Mini MSCI EAFE Futures Contract expiring 3/19/10 (Underlying notional amount at value $1,177,950)	15	$(5,763)

See accompanying notes to the financial statements.

103

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short International	December 31, 2009

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	$(558,935)	$6,380
Equity Index Swap Agreement with UBS AG, based on the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index	(531,310)	5,974

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$2,134,000	$2,134,000

Total Investment Securities	–	2,134,000	2,134,000

Other Financial Instruments^	(5,763)	12,354	6,591

Total Investments	$(5,763)	$2,146,354	$2,140,591

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

104

PROFUNDS VP
ProFund VP Short International

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$2,134,000

Repurchase agreements, at value	2,134,000

Total Investment Securities, at value	2,134,000
Cash	694
Segregated cash balances with brokers for futures contracts	134,175
Unrealized gain on swap agreements	12,354
Variation margin on futures contracts	8,625
Prepaid expenses	18

Total Assets	2,289,866

Liabilities:
Payable for capital shares redeemed	12,803
Advisory fees payable	1,047
Management services fees payable	140
Administration fees payable	78
Administrative services fees payable	1,432
Distribution fees payable	1,440
Trustee fees payable	6
Transfer agency fees payable	230
Fund accounting fees payable	156
Compliance services fees payable	41
Other accrued expenses	2,764

Total Liabilities	20,137

Net Assets	$2,269,729

Net Assets consist of:
Capital	$4,106,205
Accumulated net realized gains (losses) on investments	(1,843,067)
Net unrealized appreciation (depreciation) on investments	6,591

Net Assets	$2,269,729

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	94,201

Net Asset Value (offering and redemption price per share)	$24.09

Statement of Operations

For the year ended December 31, 2009

Investment Income:
Interest	$4,588

Expenses:
Advisory fees	31,555
Management services fees	4,207
Administration fees	1,769
Transfer agency fees	2,782
Administrative services fees	10,238
Distribution fees	10,518
Custody fees	3,883
Fund accounting fees	3,721
Trustee fees	55
Compliance services fees	17
Other fees	4,929

Total Gross Expenses before reductions	73,674
Less Expenses reduced by the Advisor	(4,048)

Total Net Expenses	69,626

Net Investment Income (Loss)	(65,038)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	(509,623)
Net realized gains (losses) on swap agreements	(1,375,968)
Change in net unrealized appreciation/depreciation on investments	247,219

Net Realized and Unrealized Gains (Losses) on Investments	(1,638,372)

Change in Net Assets Resulting from Operations	$(1,703,410)

See accompanying notes to the financial statements.

105

PROFUNDS VP
ProFund VP Short International

Statements of Changes in Net Assets

	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(65,038)	$(13,002)
Net realized gains (losses) on investments	(1,885,591)	396,486
Change in net unrealized appreciation/depreciation on investments	247,219	(239,596)

Change in net assets resulting from operations	(1,703,410)	143,888

Distributions to Shareholders From:
Net investment income	—	(1,891)
Net realized gains on investments	(368,411)	—

Change in net assets resulting from distributions	(368,411)	(1,891)

Capital Transactions:
Proceeds from shares issued	7,502,569	10,632,948
Dividends reinvested	368,411	1,891
Value of shares redeemed	(8,472,068)	(6,026,430)

Change in net assets resulting from capital transactions	(601,088)	4,608,409

Change in net assets	(2,672,909)	4,750,406
Net Assets:
Beginning of period	4,942,638	192,232

End of period	$2,269,729	$4,942,638

Share Transactions:
Issued	186,653	273,336
Reinvested	14,993	50
Redeemed	(229,189)	(158,182)

Change in shares	(27,543)	115,204

See accompanying notes to the financial statements.

106

PROFUNDS VP
ProFund VP Short International

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$40.60	$29.39	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.56)	(0.25)	0.28
Net realized and unrealized gains (losses) on investments	(11.65)	11.48	(0.89)

Total income (loss) from investment activities	(12.21)	11.23	(0.61)

Distributions to Shareholders From:
Net investment income	—	(0.02)	—
Net realized gains on investments	(4.30)	—	—

Total distributions	(4.30)	(0.02)	—

Net Asset Value, End of Period	$24.09	$40.60	$29.39

Total Return	(30.28)%	38.23%	(2.03)%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	1.75%	1.77%	3.42%
Net expenses(d)	1.66%	1.63%	1.64%	(e)
Net investment income (loss)(d)	(1.55)%	(0.62)%	2.93%

Supplemental Data:
Net assets, end of period (000’s)	$2,270	$4,943	$192
Portfolio turnover rate(f)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.

(f)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

107

ProFund VP Short Emerging Markets

The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR® Index. For the year ended December 31, 2009, the Fund had a total return of –48.71%, compared to a total return of 65.16%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the inverse of the daily return of the Index. The Bank of New York Mellon Emerging Markets 50 ADR Index is a free-float adjusted capitalization-weighted index. The Index is designed to track the performance of a basket of companies who have their primary equity listing on a stock exchange of an emerging market country and who also have Depositary Receipts that trade on a U.S. exchange or on The NASDAQ Stock Market. The Index consists of companies from the following emerging market countries: Brazil, Chile, China, Columbia, Hong Kong, India, Indonesia, Israel, Luxembourg, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, and Turkey. The Index is expressed in U.S. Dollar terms and as such should generally reflect the relative movement of the U.S. Dollar against the basket of foreign currencies represented by the constituent companies in the Index.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Vale S.A. (+139.72%), Vale S.A. – Pref (+133.05%), and Itau Unibanco Banco Holding S.A. (+116.59%), while the bottom three performers in this group were China Mobile Ltd (–8.69%), Teva Pharmaceutical Industries Ltd (+31.97%), and Taiwan Semiconductor Manufacturing Co Ltd (+45.53%). Since this Fund is designed to have inverse (opposite) daily correlation to the Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Short Emerging Markets from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Short Emerging Markets	8/31/2007	–48.71%	–22.45%	1.80%	1.68%

Bank of New York Mellon Emerging Markets 50 ADR Index	8/31/2007	65.16%	–0.07%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

108

PROFUNDS VP
ProFund VP Short Emerging Markets

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Bank of New York Mellon Emerging Markets 50 ADR Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	(100)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Company

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Bank of New York Mellon Emerging Markets 50 ADR Index - Composition

Industry Breakdown	% of Index

Energy	22%
Financial	20%
Basic Materials	20%
Communications	17%
Technology	11%
Consumer Non-Cyclical	4%
Industrial	3%
Utilities	3%

Country Breakdown

Brazil	39%
South Korea	10%
China	9%
Hong Kong	9%
Taiwan	9%
India	8%
Mexico	7%
South Africa	4%
Russia	2%
Other	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	December 31, 2009

Repurchase Agreements (101.2%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $221,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $221,421)	$217,000	$217,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $223,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $222,967)	217,000	217,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $213,000 of various U.S. Treasury Securities, 1.88%–3.63%, 9/16/11–6/15/12, market value $224,041)	217,000	217,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $217,000 (Collateralized by $222,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $222,833)	217,000	217,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $216,000 (Collateralized by $218,200 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $220,396)	216,000	216,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,084,000)		1,084,000

TOTAL INVESTMENT SECURITIES
(Cost $1,084,000)—101.2%		1,084,000
Net other assets (liabilities)—(1.2)%		(12,519)

NET ASSETS—100.0%		$1,071,481

+

All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $40,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	$(237,410)	$(844)
Equity Index Swap Agreement with UBS AG, based on the Bank of New York Mellon Emerging Markets 50 ADR Index	(835,312)	(2,969)

See accompanying notes to the financial statements.

109

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Short Emerging Markets	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$1,084,000	$1,084,000

Total Investment Securities	1,084,000	1,084,000

Other Financial Instruments^	(3,813)	(3,813)

Total Investments	$1,080,187	$1,080,187

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

110

PROFUNDS VP
ProFund VP Short Emerging Markets

Statement of Assets and Liabilities

December 31, 2009

Assets:
Total Investment Securities, at cost	$1,084,000

Repurchase agreements, at value	1,084,000

Total Investment Securities, at value	1,084,000
Cash	283
Prepaid expenses	9

Total Assets	1,084,292

Liabilities:
Payable for capital shares redeemed	5,151
Unrealized loss on swap agreements	3,813
Advisory fees payable	294
Management services fees payable	39
Administration fees payable	38
Administrative services fees payable	708
Distribution fees payable	723
Trustee fees payable	3
Transfer agency fees payable	113
Fund accounting fees payable	77
Compliance services fees payable	21
Other accrued expenses	1,831

Total Liabilities	12,811

Net Assets	$1,071,481

Net Assets consist of:
Capital	$3,101,318
Accumulated net realized gains (losses) on investments	(2,026,024)
Net unrealized appreciation (depreciation) on investments	(3,813)

Net Assets	$1,071,481

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	64,687

Net Asset Value (offering and redemption price per share)	$16.516

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$2,747

Expenses:
Advisory fees	17,573
Management services fees	2,343
Administration fees	989
Transfer agency fees	1,554
Administrative services fees	5,584
Distribution fees	5,858
Custody fees	4,257
Fund accounting fees	2,076
Trustee fees	33
Other fees	3,183

Total Gross Expenses before reductions	43,450
Less Expenses reduced by the Advisor	(4,727)

Total Net Expenses	38,723

Net Investment Income (Loss)	(35,976)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	291
Net realized gains (losses) on swap agreements	(1,913,733)
Change in net unrealized appreciation/depreciation on investments	151,797

Net Realized and Unrealized Gains (Losses) on Investments	(1,761,645)

Change in Net Assets Resulting from Operations	$(1,797,621)

See accompanying notes to the financial statements.

111

PROFUNDS VP
ProFund VP Short Emerging Markets

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(35,976)	$(7,656)
Net realized gains (losses) on investments	(1,913,442)	(55,692)
Change in net unrealized appreciation/depreciation on investments	151,797	(156,599)

Change in net assets resulting from operations	(1,797,621)	(219,947)

Distributions to Shareholders From:
Net investment income	—	(1,800)

Change in net assets resulting from distributions	—	(1,800)

Capital Transactions:
Proceeds from shares issued	10,009,578	30,978,480
Dividends reinvested	—	1,800
Value of shares redeemed	(11,080,582)	(26,999,625)

Change in net assets resulting from capital transactions	(1,071,004)	3,980,655

Change in net assets	(2,868,625)	3,758,908
Net Assets:
Beginning of period	3,940,106	181,198

End of period	$1,071,481	$3,940,106

Share Transactions:
Issued	382,509	1,072,711
Reinvested	—	58
Redeemed	(439,847)	(958,158)

Change in shares	(57,338)	114,611

See accompanying notes to the financial statements.

112

PROFUNDS VP
ProFund VP Short Emerging Markets

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

			For the period
	For the	For the	Aug. 31, 2007
	year ended	year ended	through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$32.29	$24.44	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.38)	(0.11)	0.26
Net realized and unrealized gains (losses) on investments	(15.35)	7.99 (c)	(5.82)

Total income (loss) from investment activities	(15.73)	7.88	(5.56)

Distributions to Shareholders From:
Net investment income	—	(0.03)	—

Net Asset Value, End of Period	$16.56	$32.29	$24.44

Total Return	(48.71)%	32.23%	(18.53)%	(d)

Ratios to Average Net Assets:
Gross expenses(e)	1.86%	1.81%	3.60%
Net expenses(e)	1.66%	1.63%	1.64%	(f)
Net investment income (loss)(e)	(1.54)%	(0.36)%	3.15%

Supplemental Data:
Net assets, end of period (000’s)	$1,071	$3,940	$181
Portfolio turnover rate(g)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	The ratio does not include a reduction of expenses for fees paid indirectly. The net expense ratio to average net assets less the fees paid indirectly was 1.63% for the period August 31, 2007 through December 31, 2007.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

113

ProFund VP Basic Materials

The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index. For the year ended December 31, 2009, the Fund had a total return of 62.38%, compared to a return of 65.51%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Basic Materials Index measures the performance of the basic materials industry of the U.S. equity market. Component companies are involved in the production of aluminum, steel, non-ferrous metals, commodity chemicals, specialty chemicals, forest products, paper products, as well as the mining of precious metals and coal.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Freeport-McMoRan Copper & Gold Inc (+228.52%), International Paper Co (+126.95%), and Peabody Energy Corp (+98.73%), while the bottom three performers in this group were Nucor Corp (+.97%), Newmont Mining Corp (+16.24%), and E.I. DuPont de Nemours & Co (+33.08%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Basic Materials from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Basic Materials	5/1/2002	62.38%	4.05%	5.55%	1.71%	1.68%

Dow Jones U.S. Basic Materials Index	5/1/2002	65.51%	5.95%	7.88%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

114

PROFUNDS VP
ProFund VP Basic Materials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Basic Materials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Freeport-McMoRan Copper & Gold, Inc.—Class B	8.6%
The Dow Chemical Co.	8.2%
E.I. du Pont de Nemours & Co.	7.4%
Praxair, Inc.	6.4%
Newmont Mining Corp.	5.8%

Dow Jones U.S. Basic Materials Index - Composition
% of Index

Chemicals	52%
Industrial Metals	27%
Mining	18%
Forestry and Paper	3%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	December 31, 2009

Common Stocks (100.0%)
	Shares	Value

Air Products & Chemicals, Inc. (Chemicals)	36,788	$2,982,035
Airgas, Inc. (Chemicals)	12,984	618,038
AK Steel Holding Corp. (Iron/Steel)	20,558	438,913
Albemarle Corp. (Chemicals)	16,771	609,961
Alcoa, Inc. (Mining)	181,235	2,921,508
Allegheny Technologies, Inc. (Iron/Steel)	17,312	775,058
Alpha Natural Resources, Inc.* (Coal)	29,214	1,267,303
Arch Coal, Inc. (Coal)	30,296	674,086
Ashland, Inc. (Chemicals)	12,443	492,992
Avery Dennison Corp. (Household Products/Wares)	21,099	769,903
Cabot Corp. (Chemicals)	9,197	241,237
Calgon Carbon Corp.* (Environmental Control)	10,279	142,878
Carpenter Technology Corp. (Iron/Steel)	8,115	218,699
Celanese Corp.—Series A (Chemicals)	26,509	850,939
CF Industries Holdings, Inc. (Chemicals)	10,279	933,128
Cliffs Natural Resources, Inc. (Iron/Steel)	24,345	1,122,061
Coeur d’Alene Mines Corp.* (Mining)	14,607	263,803
Commercial Metals Co. (Metal Fabricate/Hardware)	21,099	330,199
Compass Minerals International, Inc. (Mining)	5,951	399,848
CONSOL Energy, Inc. (Coal)	33,542	1,670,392
Cytec Industries, Inc. (Chemicals)	9,197	334,955
Domtar Corp.* (Forest Products & Paper)	7,574	419,675
E.I. du Pont de Nemours & Co. (Chemicals)	157,972	5,318,917
Eastman Chemical Co. (Chemicals)	12,984	782,156
Ecolab, Inc. (Chemicals)	43,821	1,953,978
FMC Corp. (Chemicals)	13,525	754,154
Freeport-McMoRan Copper & Gold, Inc.—Class B* (Mining)	76,822	6,168,038
Fuller (H.B.) Co. (Chemicals)	9,197	209,232
Hecla Mining Co.* (Mining)	43,821	270,814
Huntsman Corp. (Chemicals)	30,837	348,150
International Flavors & Fragrances, Inc. (Chemicals)	14,607	600,932
International Paper Co. (Forest Products & Paper)	74,117	1,984,853
Intrepid Potash, Inc.* (Chemicals)	8,115	236,715
Kaiser Aluminum Corp. (Mining)	2,705	112,582
Lubrizol Corp. (Chemicals)	12,443	907,717
Massey Energy Co. (Coal)	15,689	659,095
Minerals Technologies, Inc. (Chemicals)	3,246	176,810
NewMarket Corp. (Chemicals)	2,164	248,362
Newmont Mining Corp. (Mining)	88,724	4,197,533
Nucor Corp. (Iron/Steel)	53,018	2,473,290
Olin Corp. (Chemicals)	12,984	227,480
OM Group, Inc.* (Chemicals)	5,951	186,802
Patriot Coal Corp.* (Coal)	14,066	217,460
Peabody Energy Corp. (Coal)	49,772	2,250,192
PPG Industries, Inc. (Chemicals)	30,837	1,805,198
Praxair, Inc. (Chemicals)	57,346	4,605,457
Reliance Steel & Aluminum Co. (Iron/Steel)	11,902	514,405
Rockwood Holdings, Inc.* (Chemicals)	9,197	216,681
Royal Gold, Inc. (Mining)	7,574	356,735
RPM, Inc. (Chemicals)	23,804	483,935
RTI International Metals, Inc.* (Mining)	5,410	136,170
Schulman (A.), Inc. (Chemicals)	4,328	87,339
Sensient Technologies Corp. (Chemicals)	9,197	241,881
Sigma-Aldrich Corp. (Chemicals)	19,476	984,122
Solutia, Inc.* (Chemicals)	22,722	288,569
Southern Copper Corp. (Mining)	39,493	1,299,715
Steel Dynamics, Inc. (Iron/Steel)	40,034	709,403
Terra Industries, Inc. (Chemicals)	18,394	592,103
The Dow Chemical Co. (Chemicals)	213,154	5,889,445
The Mosaic Co. (Chemicals)	27,591	1,648,011
Titanium Metals Corp.* (Mining)	15,689	196,426
United States Steel Corp. (Iron/Steel)	26,509	1,461,176
USEC, Inc.* (Mining)	21,099	81,231
Valspar Corp. (Chemicals)	17,312	469,848
W.R. Grace & Co.* (Chemicals)	11,361	288,001
Walter Energy, Inc. (Holding Companies-Diversified)	9,738	733,369
Wausau-Mosinee Paper Corp. (Forest Products & Paper)	9,197	106,685
Worthington Industries, Inc. (Metal Fabricate/Hardware)	11,902	155,559

TOTAL COMMON STOCKS
(Cost $49,980,984)		72,114,337

TOTAL INVESTMENT SECURITIES
(Cost $49,980,984)—100.0%		72,114,337
Net other assets (liabilities)—NM		(8,158)

NET ASSETS—100.0%		$72,106,179

*	Non-income producing security

See accompanying notes to the financial statements.

115

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Basic Materials	December 31, 2009

ProFund VP Basic Materials invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Chemicals	$36,615,280	50.8%
Coal	6,738,528	9.3%
Environmental Control	142,878	0.2%
Forest Products & Paper	2,511,213	3.5%
Holding Companies-Diversified	733,369	1.0%
Household Products/Wares	769,903	1.1%
Iron/Steel	7,713,005	10.7%
Metal Fabricate/Hardware	485,758	0.7%
Mining	16,404,403	22.7%
Other**	(8,158)	NM

Total	$72,106,179	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$72,114,337	$72,114,337

Total Investment Securities	$72,114,337	$72,114,337

See accompanying notes to the financial statements.

116

PROFUNDS VP
ProFund VP Basic Materials

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$49,980,984

Securities, at value	72,114,337

Total Investment Securities, at value	72,114,337
Dividends receivable	96,750
Receivable for capital shares issued	90,932
Prepaid expenses	87

Total Assets	72,302,106

Liabilities:
Cash overdraft	38,620
Payable for capital shares redeemed	21,397
Advisory fees payable	34,020
Management services fees payable	4,536
Administration fees payable	2,431
Administrative services fees payable	27,311
Distribution fees payable	22,174
Trustee fees payable	190
Transfer agency fees payable	6,909
Fund accounting fees payable	4,862
Compliance services fees payable	842
Other accrued expenses	32,635

Total Liabilities	195,927

Net Assets	$72,106,179

Net Assets consist of:
Capital	$84,652,401
Accumulated net investment income (loss)	336,513
Accumulated net realized gains (losses) on investments	(35,016,088)
Net unrealized appreciation (depreciation) on investments	22,133,353

Net Assets	$72,106,179

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,782,677

Net Asset Value (offering and redemption price per share)	$40.45

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,054,670
Interest	67

Total Investment Income	1,054,737

Expenses:
Advisory fees	322,386
Management services fees	42,984
Administration fees	17,974
Transfer agency fees	26,869
Administrative services fees	142,063
Distribution fees	107,462
Custody fees	10,917
Fund accounting fees	36,780
Trustee fees	543
Compliance services fees	813
Other fees	72,750

Total Gross Expenses before reductions	781,541
Less Expenses reduced by the Advisor	(63,317)

Total Net Expenses	718,224

Net Investment Income (Loss)	336,513

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(10,255,210)
Change in net unrealized appreciation/depreciation on investments	26,443,960

Net Realized and Unrealized Gains (Losses) on Investments	16,188,750

Change in Net Assets Resulting from Operations	$16,525,263

See accompanying notes to the financial statements.

117

PROFUNDS VP
ProFund VP Basic Materials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$336,513	$266,272
Net realized gains (losses) on investments	(10,255,210)	(13,813,582)
Change in net unrealized appreciation/depreciation on investments	26,443,960	(28,617,663)

Change in net assets resulting from operations	16,525,263	(42,164,973)

Distributions to Shareholders From:
Net investment income	(266,272)	(252,811)

Change in net assets resulting from distributions	(266,272)	(252,811)

Capital Transactions:
Proceeds from shares issued	123,202,726	207,429,810
Dividends reinvested	266,272	252,811
Value of shares redeemed	(92,257,936)	(260,659,972)

Change in net assets resulting from capital transactions	31,211,062	(52,977,351)

Change in net assets	47,470,053	(95,395,135)
Net Assets:
Beginning of period	24,636,126	120,031,261

End of period	$72,106,179	$24,636,126

Accumulated net investment income (loss)	$336,513	$266,272

Share Transactions:
Issued	3,746,237	4,156,195
Reinvested	7,018	5,604
Redeemed	(2,955,366)	(5,499,117)

Change in shares	797,889	(1,337,318)

See accompanying notes to the financial statements.

118

PROFUNDS VP
ProFund VP Basic Materials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$25.02	$51.69	$39.75	$34.55	$36.18

Investment Activities:
Net investment income (loss)(a)	0.26	0.14	0.15	0.39	0.13
Net realized and unrealized gains (losses) on investments	15.34	(26.65)	12.03	4.94	0.59

Total income (loss) from investment activities	15.60	(26.51)	12.18	5.33	0.72

Distributions to Shareholders From:
Net investment income	(0.17)	(0.16)	(0.24)	(0.13)	(0.03)
Net realized gains on investments	—	—	—	—	(2.32)

Total distributions	(0.17)	(0.16)	(0.24)	(0.13)	(2.35)

Net Asset Value, End of Period	$40.45	$25.02	$51.69	$39.75	$34.55

Total Return	62.38%	(51.42)%	30.71%	15.48%	2.44%

Ratios to Average Net Assets:
Gross expenses	1.82%	1.73%	1.71%	1.79%	1.91%
Net expenses	1.67%	1.63%	1.63%	1.74%	1.91%
Net investment income (loss)	0.78%	0.28%	0.33%	1.05%	0.36%

Supplemental Data:
Net assets, end of period (000’s)	$72,106	$24,636	$120,031	$30,632	$34,750
Portfolio turnover rate(b)	180%	191%	280%	378%	650%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

119

ProFund VP Consumer Services

The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.1 For the year ended December 31, 2009, the Fund had a total return of 30.80%, compared to a return of 33.68%2 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.3

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Consumer Services Index measures the performance of consumer spending in the services industry of the U.S. equity market. Component companies include airlines, broadcasting and entertainment, apparel and broadline retailers, food and drug retailers, media agencies, publishing, gambling, hotels, restaurants and bars, and travel and tourism.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Amazon.com Inc (+162.32%), Walgreen Co (+48.84%), and Walt Disney Co (+42.13%), while the bottom three performers in this group were Wal-Mart Stores Inc (–4.66%), Comcast Corp Class A (–.12%), and McDonald’s Corp (+.40%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Consumer Services from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Consumer Services	5/1/2002	30.80%	–2.54%	–1.67%	2.49%	1.68%

Dow Jones U.S. Consumer Services Index	5/1/2002	33.68%	–0.80%	0.90%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  Prior to December 18, 2004, the index underlying the Fund’s benchmark was called the Dow Jones U.S. Consumer Cyclical Sector Index and included airlines, auto manufacturers, auto parts companies, tires, consumer electronics, recreational products and services, restaurants, lodging, toys, home construction, home furnishings and appliances, footwear, clothing, and fabrics companies.
2  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
3  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
4  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

120

PROFUNDS VP
ProFund VP Consumer Services

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective: The ProFund VP Consumer Services seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer Services Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Wal-Mart Stores, Inc.	8.7%
McDonald’s Corp.	5.0%
Walt Disney Co.	4.3%
Home Depot, Inc.	3.7%
CVS Corp.	3.4%

Dow Jones U.S. Consumer Services Index - Composition
% of Index

General Retailers	44%
Media	25%
Travel and Leisure	18%
Food and Drug Retailers	13%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2009

Common Stocks (99.6%)
	Shares	Value

99 Cents Only Stores* (Retail)	213	$2,784
Aaron’s, Inc. (Commercial Services)	213	5,906
Abercrombie & Fitch Co.—Class A (Retail)	426	14,846
Acxiom Corp.* (Software)	355	4,764
Advance Auto Parts, Inc. (Retail)	426	17,244
Aeropostale, Inc.* (Retail)	284	9,670
Alaska Air Group, Inc.* (Airlines)	142	4,907
Amazon.com, Inc.* (Internet)	1,491	200,569
American Eagle Outfitters, Inc. (Retail)	852	14,467
AmerisourceBergen Corp. (Pharmaceuticals)	1,420	37,019
AMR Corp.* (Airlines)	1,562	12,074
AnnTaylor Stores Corp.* (Retail)	284	3,874
Apollo Group, Inc.—Class A* (Commercial Services)	639	38,711
Arbitron, Inc. (Commercial Services)	142	3,326
AutoNation, Inc.* (Retail)	355	6,798
AutoZone, Inc.* (Retail)	142	22,446
Avis Budget Group, Inc.* (Commercial Services)	497	6,521
Bally Technologies, Inc.* (Entertainment)	284	11,726
Barnes & Noble, Inc. (Retail)	213	4,062
Bed Bath & Beyond, Inc.* (Retail)	1,278	49,369
Best Buy Co., Inc. (Retail)	1,633	64,438
Big Lots, Inc.* (Retail)	426	12,345
BJ’s Wholesale Club, Inc.* (Retail)	284	9,290
Bob Evans Farms, Inc. (Retail)	142	4,111
Boyd Gaming Corp.* (Lodging)	284	2,377
Brinker International, Inc. (Retail)	497	7,415
Burger King Holdings, Inc. (Retail)	426	8,017
Cablevision Systems Corp.—Class A (Media)	1,207	31,165
Cardinal Health, Inc. (Pharmaceuticals)	1,704	54,937
Career Education Corp.* (Commercial Services)	284	6,620
Carmax, Inc.* (Retail)	923	22,383
Carnival Corp.—Class A* (Leisure Time)	1,988	63,000
Casey’s General Stores, Inc. (Retail)	213	6,799
CBS Corp.—Class B (Media)	2,769	38,904
CEC Entertainment, Inc.* (Retail)	142	4,533
Cheesecake Factory, Inc.* (Retail)	284	6,132
Chemed Corp. (Commercial Services)	71	3,406
Chico’s FAS, Inc.* (Retail)	852	11,971
Chipotle Mexican Grill, Inc.—Class A* (Retail)	142	12,519
Choice Hotels International, Inc. (Lodging)	142	4,496
Collective Brands, Inc.* (Retail)	284	6,467
Comcast Corp.—Class A (Media)	9,798	165,194
Comcast Corp.—Special Class A (Media)	3,834	61,382
Continental Airlines, Inc.—Class B* (Airlines)	639	11,451
Copart, Inc.* (Retail)	355	13,004
Corinthian Colleges, Inc.* (Commercial Services)	355	4,888
Costco Wholesale Corp. (Retail)	2,059	121,831
Cracker Barrel Old Country Store, Inc. (Retail)	71	2,697
CTC Media, Inc.* (Media)	213	3,174
CVS Corp. (Retail)	6,674	214,970
Darden Restaurants, Inc. (Retail)	639	22,410
Delta Air Lines, Inc.* (Airlines)	3,692	42,015
DeVry, Inc. (Commercial Services)	284	16,111
Dick’s Sporting Goods, Inc.* (Retail)	426	10,595
Dillards, Inc.—Class A (Retail)	284	5,240
DIRECTV—Class A* (Media)	4,544	151,542
Discovery Communications, Inc.—Class A* (Media)	639	19,598
Discovery Communications, Inc.—Class C* (Media)	639	16,946
DISH Network Corp.—Class A (Media)	994	20,645
Dolby Laboratories, Inc.—Class A* (Electronics)	284	13,555
Dollar Tree, Inc.* (Retail)	426	20,576
DreamWorks Animation SKG, Inc.—Class A* (Entertainment)	355	14,182
Dress Barn, Inc.* (Retail)	284	6,560
Dun & Bradstreet Corp. (Software)	284	23,961
eBay, Inc.* (Internet)	5,254	123,679
Expedia, Inc.* (Internet)	994	25,556
FactSet Research Systems, Inc. (Computers)	213	14,030
Family Dollar Stores, Inc. (Retail)	639	17,783
Foot Locker, Inc. (Retail)	710	7,909
GameStop Corp.—Class A* (Retail)	781	17,135
Gannett Co., Inc. (Media)	1,065	15,815
Gaylord Entertainment Co.* (Lodging)	142	2,804
Genesco, Inc.* (Retail)	71	1,950
Group 1 Automotive, Inc.* (Retail)	142	4,026
GUESS?, Inc. (Apparel)	284	12,013
H&R Block, Inc. (Commercial Services)	1,633	36,938
Hertz Global Holdings, Inc.* (Commercial Services)	852	10,156
Hillenbrand, Inc. (Commercial Services)	284	5,351
Home Depot, Inc. (Retail)	8,094	234,159
HSN, Inc.* (Retail)	213	4,300
IHS, Inc.—Class A* (Computers)	213	11,675

See accompanying notes to the financial statements.

121

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2009

Common Stocks, continued
	Shares	Value

Interactive Data Corp. (Commercial Services)	142	$3,593
International Game Technology (Entertainment)	1,420	26,653
International Speedway Corp. (Entertainment)	142	4,040
Interpublic Group of Cos., Inc.* (Advertising)	2,343	17,291
Interval Leisure Group, Inc.* (Leisure Time)	213	2,656
ITT Educational Services, Inc.* (Commercial Services)	142	13,626
J. Crew Group, Inc.* (Retail)	213	9,530
J.C. Penney Co., Inc. (Retail)	994	26,450
Jack in the Box, Inc.* (Retail)	284	5,586
JetBlue Airways Corp.* (Airlines)	1,136	6,191
John Wiley & Sons, Inc. (Media)	213	8,920
Kohls Corp.* (Retail)	1,349	72,752
Kroger Co. (Food)	2,911	59,763
Lamar Advertising Co.* (Advertising)	284	8,830
Las Vegas Sands Corp.* (Lodging)	2,059	30,761
Liberty Global, Inc.—Class A* (Media)	568	12,445
Liberty Global, Inc.—Series C* (Media)	568	12,411
Liberty Media Holding Corp.—Capital Series A* (Media)	426	10,173
Liberty Media Holding Corp.—Interactive Series A* (Internet)	2,698	29,246
Liberty Media-Starz—Series A* (Media)	213	9,830
Life Time Fitness, Inc.* (Leisure Time)	213	5,310
Limited, Inc. (Retail)	1,278	24,589
Live Nation, Inc.* (Commercial Services)	426	3,625
Lowe’s Cos., Inc. (Retail)	6,958	162,748
Macy’s, Inc. (Retail)	1,988	33,319
Marriott International, Inc.—Class A (Lodging)	1,491	40,630
Matthews International Corp.—Class A (Miscellaneous Manufacturing)	142	5,031
McDonald’s Corp. (Retail)	5,112	319,193
McGraw-Hill Cos., Inc. (Media)	1,491	49,963
McKesson Corp. (Commercial Services)	1,278	79,875
Meredith Corp. (Media)	142	4,381
MGM Grand, Inc.* (Commercial Services)	1,207	11,008
Morningstar, Inc.* (Commercial Services)	71	3,432
Netflix, Inc.* (Internet)	213	11,745
News Corp.—Class A (Media)	8,662	118,583
News Corp.—Class B (Media)	2,059	32,779
Nordstrom, Inc. (Retail)	781	29,350
O’Reilly Automotive, Inc.* (Retail)	639	24,359
Office Depot, Inc.* (Retail)	1,278	8,243
OfficeMax, Inc.* (Retail)	355	4,505
Omnicare, Inc. (Pharmaceuticals)	568	13,740
Omnicom Group, Inc. (Advertising)	1,491	58,373
Orient-Express Hotels, Ltd.—Class A* (Lodging)	355	3,600
P.F. Chang’s China Bistro, Inc.* (Retail)	71	2,692
Panera Bread Co.—Class A* (Retail)	142	9,510
Papa John’s International, Inc.* (Retail)	71	1,659
Penn National Gaming* (Entertainment)	284	7,719
PetSmart, Inc. (Retail)	639	17,055
Pinnacle Entertainment, Inc.* (Entertainment)	284	2,550
Polo Ralph Lauren Corp. (Apparel)	284	22,998
Priceline.com, Inc.* (Internet)	213	46,540
RadioShack Corp. (Retail)	568	11,076
Regal Entertainment Group—Class A (Entertainment)	355	5,126
Regis Corp. (Retail)	284	4,422
Rent-A-Center, Inc.* (Commercial Services)	284	5,032
Rite Aid Corp.* (Retail)	2,911	4,396
Rollins, Inc. (Commercial Services)	213	4,107
Ross Stores, Inc. (Retail)	568	24,259
Royal Caribbean Cruises, Ltd.* (Leisure Time)	639	16,154
Ruddick Corp. (Food)	213	5,480
Safeway, Inc. (Food)	1,917	40,813
Saks, Inc.* (Retail)	639	4,192
Sally Beauty Holdings, Inc.* (Retail)	426	3,259
Scholastic Corp. (Media)	142	4,236
Scientific Games Corp.—Class A* (Entertainment)	355	5,165
Scripps Networks Interactive—Class A (Entertainment)	426	17,679
Sears Holdings Corp.* (Retail)	284	23,700
Service Corp. International (Commercial Services)	1,207	9,885
Signet Jewelers, Ltd.* (Retail)	426	11,383
SkyWest, Inc. (Airlines)	284	4,805
Sonic Corp.* (Retail)	284	2,860
Sotheby’s (Commercial Services)	355	7,980
Southwest Airlines Co. (Airlines)	3,550	40,576
Staples, Inc. (Retail)	3,408	83,803
Starbucks Corp.* (Retail)	3,479	80,226
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	852	31,158
Strayer Education, Inc. (Commercial Services)	71	15,087
SuperValu, Inc. (Food)	994	12,634
Sysco Corp. (Food)	2,769	77,366
Target Corp. (Retail)	3,266	157,976
The Buckle, Inc. (Retail)	142	4,158
The Cato Corp.—Class A (Retail)	142	2,848
The Children’s Place Retail Stores, Inc.* (Retail)	71	2,344
The Gap, Inc. (Retail)	2,414	50,573
The Gymboree Corp.* (Apparel)	142	6,176
The Men’s Wearhouse, Inc. (Retail)	213	4,486
The New York Times Co.—Class A* (Media)	426	5,265
Ticketmaster Entertainment, Inc.* (Commercial Services)	213	2,603
Tiffany & Co. (Retail)	568	24,424
Time Warner Cable, Inc. (Media)	1,704	70,529
Time Warner, Inc. (Media)	5,538	161,377
TJX Cos., Inc. (Retail)	1,988	72,661
Tractor Supply Co.* (Retail)	142	7,520
UAL Corp.* (Airlines)	781	10,083
United Natural Foods, Inc.* (Food)	213	5,696
Urban Outfitters, Inc.* (Retail)	639	22,359
Vail Resorts, Inc.* (Entertainment)	142	5,368
ValueClick, Inc.* (Internet)	426	4,311
VCA Antech, Inc.* (Pharmaceuticals)	426	10,616
Viacom, Inc.—Class B* (Media)	2,627	78,101
Wal-Mart Stores, Inc. (Retail)	10,437	557,858
Walgreen Co. (Retail)	4,686	172,070
Walt Disney Co. (Media)	8,449	272,480
Washington Post Co.—Class B (Media)	71	31,212
WebMD Health Corp.* (Internet)	213	8,198
Weight Watchers International, Inc. (Commercial Services)	142	4,141
Wendy’s/Arby’s Group, Inc.—Class A (Retail-Restaurants)	1,775	8,325
Whole Foods Market, Inc.* (Food)	497	13,643
Williams Sonoma, Inc. (Retail)	426	8,852
WMS Industries, Inc.* (Leisure Time)	284	11,360
Wyndham Worldwide Corp. (Lodging)	852	17,185
Wynn Resorts, Ltd. (Lodging)	355	20,672
YUM! Brands, Inc. (Retail)	2,201	76,969

TOTAL COMMON STOCKS
(Cost $5,186,964)		6,379,363

See accompanying notes to the financial statements.

122

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Consumer Services	December 31, 2009

Repurchase Agreements (1.3%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $12,000 (Collateralized by $12,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $12,285)	$12,000	$12,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $6,000 (Collateralized by $7,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $6,999)	6,000	6,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $59,000 (Collateralized by $60,000 Federal Home Loan Bank, 3.63%, 9/16/11, market value $63,171)	59,000	59,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000 (Collateralized by $4,800 U.S. Treasury Notes, 4.63%, 8/31/11, market value $5,163)	5,000	5,000

TOTAL REPURCHASE AGREEMENTS
(Cost $83,000)		83,000

TOTAL INVESTMENT SECURITIES
(Cost $5,269,964)—100.9%		6,462,363
Net other assets (liabilities)—(0.9)%		(58,064)

NET ASSETS—100.0%		$6,404,299

*	Non-income producing security
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

ProFund VP Consumer Services invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Advertising	$84,494	1.3%
Airlines	132,102	2.1%
Apparel	41,187	0.6%
Commercial Services	301,928	4.7%
Computers	25,705	0.4%
Electronics	13,555	0.2%
Entertainment	100,208	1.6%
Food	215,395	3.4%
Internet	449,844	7.0%
Leisure Time	98,480	1.5%
Lodging	153,683	2.4%
Media	1,407,050	22.0%
Miscellaneous Manufacturing	5,031	0.1%
Pharmaceuticals	116,312	1.8%
Retail	3,197,339	49.9%
Retail-Restaurants	8,325	0.1%
Software	28,725	0.5%
Other**	24,936	0.4%

Total	$6,404,299	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$6,379,363	$–	$6,379,363
Repurchase Agreements	–	83,000	83,000

Total Investment Securities	$6,379,363	$83,000	$6,462,363

See accompanying notes to the financial statements.

123

PROFUNDS VP
ProFund VP Consumer Services

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$5,269,964

Securities, at value	6,379,363
Repurchase agreements, at value	83,000

Total Investment Securities, at value	6,462,363
Cash	192
Dividends receivable	7,734
Receivable for capital shares issued	49,561
Prepaid expenses	6

Total Assets	6,519,856

Liabilities:
Payable for investments purchased	96,660
Payable for capital shares redeemed	7,218
Advisory fees payable	957
Management services fees payable	128
Administration fees payable	187
Administrative services fees payable	1,945
Distribution fees payable	1,503
Trustee fees payable	15
Transfer agency fees payable	484
Fund accounting fees payable	374
Compliance services fees payable	61
Other accrued expenses	6,025

Total Liabilities	115,557

Net Assets	$6,404,299

Net Assets consist of:
Capital	$7,566,378
Accumulated net realized gains (losses) on investments	(2,354,478)
Net unrealized appreciation (depreciation) on investments	1,192,399

Net Assets	$6,404,299

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	242,907

Net Asset Value (offering and redemption price per share)	$26.37

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$48,457
Interest	11

Total Investment Income	48,468

Expenses:
Advisory fees	22,589
Management services fees	3,012
Administration fees	1,255
Transfer agency fees	1,885
Administrative services fees	10,131
Distribution fees	7,530
Custody fees	20,637
Fund accounting fees	3,863
Trustee fees	36
Compliance services fees	22
Other fees	4,570

Total Gross Expenses before reductions	75,530
Less Expenses reduced by the Advisor	(25,290)

Total Net Expenses	50,240

Net Investment Income (Loss)	(1,772)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(291,671)
Change in net unrealized appreciation/depreciation on investments	746,482

Net Realized and Unrealized Gains (Losses) on Investments	454,811

Change in Net Assets Resulting from Operations	$453,039

See accompanying notes to the financial statements.

124

PROFUNDS VP
ProFund VP Consumer Services

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(1,772)	$(4,416)
Net realized gains (losses) on investments	(291,671)	(844,920)
Change in net unrealized appreciation/depreciation on investments	746,482	(354,416)

Change in net assets resulting from operations	453,039	(1,203,752)

Capital Transactions:
Proceeds from shares issued	16,392,440	28,285,035
Value of shares redeemed	(15,723,753)	(24,256,218)

Change in net assets resulting from capital transactions	668,687	4,028,817

Change in net assets	1,121,726	2,825,065
Net Assets:
Beginning of period	5,282,573	2,457,508

End of period	$6,404,299	$5,282,573

Share Transactions:
Issued	721,234	1,092,249
Redeemed	(740,343)	(913,880)

Change in shares	(19,109)	178,369

See accompanying notes to the financial statements.

125

PROFUNDS VP
ProFund VP Consumer Services

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.16	$29.38	$32.02	$28.59	$29.99

Investment Activities:
Net investment income (loss)(a)	(0.01)	(0.04)	(0.23)	(0.17)	(0.35)
Net realized and unrealized gains (losses) on investments	6.22	(9.18)	(2.41)	3.60	(1.05)

Total income (loss) from investment activities	6.21	(9.22)	(2.64)	3.43	(1.40)

Net Asset Value, End of Period	$26.37	$20.16	$29.38	$32.02	$28.59

Total Return	30.80%	(31.38)%	(8.24)%	12.00%	(4.67)%

Ratios to Average Net Assets:
Gross expenses	2.51%	2.51%	2.07%	2.19%	2.48%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.98%
Net investment income (loss)	(0.06)%	(0.17)%	(0.70)%	(0.57)%	(1.22)%

Supplemental Data:
Net assets, end of period (000’s)	$6,404	$5,283	$2,458	$6,499	$3,521
Portfolio turnover rate(b)	467%	983%	618%	579%	1,219%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

126

ProFund VP Financials

The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index. For the year ended December 31, 2009, the Fund had a total return of 15.01%, compared to a return of 17.11%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Financials Index measures the performance of the financial services industry of the U.S. equity market. Component companies include regional banks; major U.S. domiciled international banks; full line, life, and property and casualty insurance companies; companies that invest, directly or indirectly in real estate; diversified financial companies such as Fannie Mae, credit card issuers, check cashing companies, mortgage lenders and investment advisers; securities brokers and dealers including investment banks, merchant banks and online brokers; and publicly traded stock exchanges.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were American Express Co (+118.44%), Wells Fargo & Co (+114.93%), and The Goldman Sachs Group Inc (+100.07%), while the bottom three performers in this group were Citigroup Inc (–50.67%), U.S. Bancorp (–10.00%), and Bank of New York Mellon Corp (–1.27%).

Value of a $10,000 Investment†

†  The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Financials from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Financials	1/22/2001	15.01%	–10.90%	–4.95%	1.83%	1.68%

Dow Jones U.S. Financials Index	1/22/2001	17.11%	–9.01%	–2.57%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
*  Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

127

PROFUNDS VP
ProFund VP Financials

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Financials seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Financials Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%

Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

J.P. Morgan Chase & Co.	9.1%
Wells Fargo & Co.	7.3%
Bank of America Corp.	7.2%
The Goldman Sachs
Group, Inc.	3.9%
Citigroup, Inc.	3.7%

Dow Jones U.S. Financials
Index - Composition
% of Index

Banks	40%
General Financial	27%
Nonlife Insurance	13%
Real Estate Investment Trusts	13%
Life Insurance	6%
Real Estate Investment & Services	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks (99.2%)
	Shares	Value

ACE, Ltd. (Insurance)	4,940	$248,976
Affiliated Managers Group, Inc.* (Diversified Financial Services)	494	33,271
AFLAC, Inc. (Insurance)	6,916	319,865
Alexandria Real Estate Equities, Inc. (REIT)	494	31,759
Allied World Assurance Holdings, Ltd. (Insurance)	494	22,759
Allstate Corp. (Insurance)	8,398	252,276
AMB Property Corp. (REIT)	2,470	63,109
American Campus Communities, Inc. (REIT)	988	27,763
American Express Co. (Diversified Financial Services)	16,302	660,557
American Financial Group, Inc. (Insurance)	988	24,651
American International Group, Inc.* (Insurance)	1,976	59,240
AmeriCredit Corp.* (Diversified Financial Services)	988	18,812
Ameriprise Financial, Inc. (Diversified Financial Services)	3,952	153,417
Annaly Mortgage Management, Inc. (REIT)	8,398	145,705
AON Corp. (Insurance)	3,952	151,520
Apartment Investment and Management Co.—Class A (REIT)	1,976	31,458
Arch Capital Group, Ltd.* (Insurance)	988	70,691
Argo Group International Holdings, Ltd.* (Insurance)	494	14,395
Arthur J. Gallagher & Co. (Insurance)	1,482	33,360
Aspen Insurance Holdings, Ltd. (Insurance)	988	25,145
Associated Banc-Corp (Banks)	1,976	21,756
Assurant, Inc. (Insurance)	1,976	58,252
Assured Guaranty, Ltd. (Insurance)	1,976	42,998
Astoria Financial Corp. (Savings & Loans)	1,482	18,421
Avalonbay Communities, Inc. (REIT)	1,482	121,687
Axis Capital Holdings, Ltd. (Insurance)	1,976	56,138
BancorpSouth, Inc. (Banks)	988	23,178
Bank of America Corp. (Banks)	132,392	1,993,824
Bank of Hawaii Corp. (Banks)	494	23,248
Bank of New York Mellon Corp. (Banks)	18,278	511,236
BB&T Corp. (Banks)	10,374	263,188
BioMed Realty Trust, Inc. (REIT)	1,482	23,386
BlackRock, Inc.—Class A (Diversified Financial Services)	494	114,707
BOK Financial Corp. (Banks)	494	23,475
Boston Properties, Inc. (REIT)	1,976	132,530
Brandywine Realty Trust (REIT)	1,976	22,526
BRE Properties, Inc.—Class A (REIT)	988	32,683
Brookfield Properties Corp. (Real Estate)	3,952	47,898
Brown & Brown, Inc. (Insurance)	1,976	35,509
Camden Property Trust (REIT)	988	41,862
Capital One Financial Corp. (Diversified Financial Services)	6,916	265,159
CapitalSource, Inc. (Diversified Financial Services)	3,952	15,689
Capitol Federal Financial (Savings & Loans)	494	15,541
Cathay Bancorp, Inc. (Banks)	988	7,459
CB Richard Ellis Group, Inc.—Class A* (Real Estate)	3,952	53,629
CBL & Associates Properties, Inc. (REIT)	1,976	19,108
Chimera Investment Corp. (REIT)	9,386	36,418
Chubb Corp. (Insurance)	5,434	267,244
Cincinnati Financial Corp. (Insurance)	2,470	64,813
Citigroup, Inc. (Diversified Financial Services)	312,702	1,035,044
City National Corp. (Banks)	494	22,526
CME Group, Inc. (Diversified Financial Services)	988	331,919
Colonial Properties Trust (REIT)	988	11,589
Comerica, Inc. (Banks)	2,470	73,038
Commerce Bancshares, Inc. (Banks)	988	38,255
Corporate Office Properties Trust (REIT)	988	36,190
Cullen/Frost Bankers, Inc. (Banks)	988	49,400
DCT Industrial Trust, Inc. (REIT)	2,964	14,879
Delphi Financial Group, Inc.—Class A (Insurance)	494	11,051
Developers Diversified Realty Corp. (REIT)	1,976	18,298
DiamondRock Hospitality Co. (REIT)	1,976	16,737
Digital Realty Trust, Inc. (REIT)	988	49,677
Discover Financial Services (Diversified Financial Services)	8,398	123,535
Douglas Emmett, Inc. (REIT)	1,976	28,158
Duke-Weeks Realty Corp. (REIT)	3,458	42,084
E* TRADE Financial Corp.* (Diversified Financial Services)	28,652	50,141
East West Bancorp, Inc. (Banks)	1,482	23,416
EastGroup Properties, Inc. (REIT)	494	18,910
Eaton Vance Corp. (Diversified Financial Services)	1,976	60,090
Endurance Specialty Holdings, Ltd. (Insurance)	988	36,783
Entertainment Properties Trust (REIT)	494	17,423
Equifax, Inc. (Commercial Services)	1,976	61,039
Equity Lifestyle Properties, Inc. (REIT)	494	24,932
Equity Residential Properties Trust (REIT)	3,952	133,499
Erie Indemnity Co.—Class A (Insurance)	494	19,276
Essex Property Trust, Inc. (REIT)	494	41,323

See accompanying notes to the financial statements.

128

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks, continued
	Shares	Value

Everest Re Group, Ltd. (Insurance)	988	$84,652
F.N.B. Corp. (Banks)	1,976	13,417
Federal Realty Investment Trust (REIT)	988	66,907
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,482	40,755
Fidelity National Title Group, Inc.—Class A (Insurance)	3,458	46,545
Fifth Third Bancorp (Banks)	12,350	120,413
First American Financial Corp. (Insurance)	1,976	65,425
First Financial Bankshares, Inc. (Banks)	494	26,790
First Horizon National Corp.* (Banks)	3,458	46,337
First Midwest Bancorp, Inc. (Banks)	988	10,759
First Niagara Financial Group, Inc. (Savings & Loans)	2,964	41,229
FirstMerit Corp. (Banks)	1,482	29,847
Forest City Enterprises, Inc.—Class A* (Real Estate)	1,976	23,277
Forestar Group, Inc.* (Real Estate)	494	10,858
Franklin Resources, Inc. (Diversified Financial Services)	2,470	260,215
Franklin Street Properties Corp. (REIT)	988	14,435
Fulton Financial Corp. (Banks)	2,470	21,538
Genworth Financial, Inc.—Class A* (Diversified Financial Services)	7,410	84,104
Glacier Bancorp, Inc. (Banks)	988	13,555
GLG Partners, Inc.* (Diversified Financial Services)	2,470	7,953
Greenhill & Co., Inc. (Diversified Financial Services)	494	39,639
Hancock Holding Co. (Banks)	494	21,632
Hanover Insurance Group, Inc. (Insurance)	988	43,897
Hartford Financial Services Group, Inc. (Insurance)	5,928	137,885
Hatteras Financial Corp. (REIT)	494	13,812
HCC Insurance Holdings, Inc. (Insurance)	1,482	41,452
HCP, Inc. (REIT)	4,446	135,781
Health Care REIT, Inc. (REIT)	1,976	87,576
Healthcare Realty Trust, Inc. (REIT)	988	21,202
Highwoods Properties, Inc. (REIT)	988	32,950
Home Properties, Inc. (REIT)	494	23,569
Horace Mann Educators Corp. (Insurance)	494	6,175
Hospitality Properties Trust (REIT)	1,976	46,851
Host Marriott Corp. (REIT)	9,880	115,300
HRPT Properties Trust (REIT)	3,458	22,373
Hudson City Bancorp, Inc. (Savings & Loans)	7,410	101,739
Huntington Bancshares, Inc. (Banks)	10,868	39,668
IBERIABANK Corp. (Banks)	494	26,582
IntercontinentalExchange, Inc.* (Diversified Financial Services)	988	110,952
International Bancshares Corp. (Banks)	988	18,703
Invesco, Ltd. (Diversified Financial Services)	6,422	150,853
Investment Technology Group, Inc.* (Diversified Financial Services)	494	9,732
J.P. Morgan Chase & Co. (Diversified Financial Services)	60,268	2,511,369
Janus Capital Group, Inc. (Diversified Financial Services)	2,964	39,866
Jefferies Group, Inc.* (Diversified Financial Services)	1,482	35,168
Jones Lang LaSalle, Inc. (Real Estate)	494	29,838
KBW, Inc.* (Diversified Financial Services)	494	13,516
KeyCorp (Banks)	13,338	74,026
Kilroy Realty Corp. (REIT)	494	15,151
Kimco Realty Corp. (REIT)	5,928	80,206
LaSalle Hotel Properties (REIT)	988	20,975
Legg Mason, Inc. (Diversified Financial Services)	2,470	74,495
Lexington Realty Trust (REIT)	1,482	9,011
Liberty Property Trust (REIT)	1,482	47,439
Lincoln National Corp. (Insurance)	4,446	110,616
Loews Corp. (Insurance)	5,434	197,526
M&T Bank Corp. (Banks)	988	66,087
Mack-Cali Realty Corp. (REIT)	988	34,155
Marsh & McLennan Cos., Inc. (Insurance)	7,904	174,520
Marshall & Ilsley Corp. (Banks)	7,904	43,077
MasterCard, Inc.—Class A (Software)	1,482	379,362
Max Capital Group, Ltd. (Insurance)	494	11,016
MB Financial, Inc. (Banks)	988	19,483
MBIA, Inc.* (Insurance)	2,470	9,831
Mercury General Corp. (Insurance)	494	19,394
MetLife, Inc. (Insurance)	8,892	314,332
MF Global, Ltd.* (Diversified Financial Services)	1,482	10,300
MFA Financial, Inc. (REIT)	3,952	29,047
MGIC Investment Corp.* (Insurance)	1,976	11,421
Mid-America Apartment Communities, Inc. (REIT)	494	23,850
Montpelier Re Holdings, Ltd. (Insurance)	988	17,112
Moody’s Corp. (Commercial Services)	2,964	79,435
Morgan Stanley Dean Witter & Co. (Diversified Financial Services)	18,772	555,651
MSCI, Inc.—Class A* (Software)	1,482	47,128
NASDAQ Stock Market, Inc.* (Diversified Financial Services)	2,470	48,955
National Penn Bancshares, Inc. (Banks)	1,976	11,441
National Retail Properties, Inc. (REIT)	1,482	31,448
Nationwide Health Properties, Inc. (REIT)	1,482	52,137
New York Community Bancorp (Savings & Loans)	6,422	93,183
NewAlliance Bancshares, Inc. (Savings & Loans)	1,482	17,799
Northern Trust Corp. (Banks)	3,458	181,199
NYSE Euronext (Diversified Financial Services)	3,952	99,986
Old National Bancorp (Banks)	1,482	18,421
Old Republic International Corp. (Insurance)	3,458	34,718
OMEGA Healthcare Investors, Inc. (REIT)	1,482	28,825
optionsXpress Holdings, Inc. (Diversified Financial Services)	494	7,632
PacWest Bancorp (Banks)	494	9,954
PartnerRe, Ltd. (Insurance)	988	73,764
People’s United Financial, Inc. (Banks)	5,434	90,748
Piper Jaffray Cos., Inc.* (Diversified Financial Services)	494	25,001
Platinum Underwriters Holdings, Ltd. (Insurance)	988	37,831
Plum Creek Timber Co., Inc. (Forest Products & Paper)	2,470	93,267
PNC Financial Services Group (Banks)	6,916	365,096
Popular, Inc. (Banks)	9,880	22,329
Post Properties, Inc. (REIT)	988	19,365
Potlatch Corp. (Forest Products & Paper)	494	15,749
Principal Financial Group, Inc. (Insurance)	4,446	106,882
PrivateBancorp, Inc. (Banks)	988	8,862
ProAssurance Corp.* (Insurance)	494	26,533
Progressive Corp.* (Insurance)	9,880	177,741
ProLogis (REIT)	7,410	101,443
Prosperity Bancshares, Inc. (Banks)	494	19,992
Protective Life Corp. (Insurance)	1,482	24,527
Provident Financial Services, Inc. (Savings & Loans)	988	10,522
Prudential Financial, Inc. (Insurance)	6,916	344,140
Public Storage, Inc. (REIT)	1,976	160,945
Raymond James Financial Corp. (Diversified Financial Services)	1,482	35,227
Rayonier, Inc. (Forest Products & Paper)	988	41,654
Realty Income Corp. (REIT)	1,482	38,399
Redwood Trust, Inc. (REIT)	988	14,286
Regency Centers Corp. (REIT)	1,482	51,959
Regions Financial Corp. (Banks)	18,278	96,691
Reinsurance Group of America, Inc. (Insurance)	988	47,078
RenaissanceRe Holdings (Insurance)	988	52,512
RLI Corp. (Insurance)	494	26,306
SEI Investments Co. (Software)	2,470	43,274

See accompanying notes to the financial statements.

129

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Common Stocks, continued
	Shares	Value

Selective Insurance Group, Inc. (Insurance)	988	$16,253
Senior Housing Properties Trust (REIT)	1,976	43,215
Simon Property Group, Inc. (REIT)	4,446	354,791
SL Green Realty Corp. (REIT)	988	49,637
SLM Corp.* (Diversified Financial Services)	7,410	83,511
St. Joe Co.* (Real Estate)	1,482	42,815
StanCorp Financial Group, Inc. (Insurance)	988	39,540
State Street Corp. (Banks)	7,410	322,631
Sterling Bancshares, Inc. (Banks)	1,482	7,603
Stifel Financial Corp.* (Diversified Financial Services)	494	29,265
Sunstone Hotel Investors, Inc.* (REIT)	1,482	13,160
SunTrust Banks, Inc. (Banks)	7,410	150,349
Susquehanna Bancshares, Inc. (Banks)	1,482	8,729
SVB Financial Group* (Banks)	494	20,595
Synovus Financial Corp. (Banks)	6,422	13,165
T. Rowe Price Group, Inc. (Diversified Financial Services)	3,952	210,444
Tanger Factory Outlet Centers, Inc. (REIT)	494	19,261
Taubman Centers, Inc. (REIT)	988	35,479
TCF Financial Corp. (Banks)	1,976	26,913
TD Ameritrade Holding Corp.* (Diversified Financial Services)	3,458	67,016
TFS Financial Corp. (Savings & Loans)	1,482	17,991
The Charles Schwab Corp. (Diversified Financial Services)	14,326	269,615
The Goldman Sachs Group, Inc. (Diversified Financial Services)	6,422	1,084,290
The Macerich Co. (REIT)	1,482	53,278
The Travelers Cos., Inc. (Insurance)	8,398	418,724
Torchmark Corp. (Insurance)	1,482	65,134
Tower Group, Inc. (Insurance)	494	11,565
Transatlantic Holdings, Inc. (Insurance)	988	51,485
TrustCo Bank Corp. NY (Banks)	988	6,224
Trustmark Corp. (Banks)	988	22,270
U.S. Bancorp (Banks)	29,146	656,076
UDR, Inc. (REIT)	2,470	40,607
UMB Financial Corp. (Banks)	494	19,439
Umpqua Holdings Corp. (Banks)	1,482	19,874
United Bankshares, Inc. (Banks)	494	9,865
Unitrin, Inc. (Insurance)	494	10,893
UnumProvident Corp. (Insurance)	4,940	96,429
Validus Holdings, Ltd. (Insurance)	1,482	39,925
Valley National Bancorp (Banks)	1,976	27,921
Ventas, Inc. (REIT)	2,470	108,038
Visa, Inc.—Class A (Commercial Services)	6,916	604,873
Vornado Realty Trust (REIT)	2,964	207,302
W.R. Berkley Corp. (Insurance)	1,976	48,689
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,482	45,260
Washington Federal, Inc. (Savings & Loans)	1,482	28,662
Washington REIT (REIT)	988	27,219
Webster Financial Corp. (Banks)	988	11,728
Weingarten Realty Investors (REIT)	1,976	39,105
Wells Fargo & Co. (Banks)	75,088	2,026,625
Westamerica Bancorp (Banks)	494	27,353
Western Union Co. (Commercial Services)	10,374	195,550
Whitney Holding Corp. (Banks)	1,482	13,501
Willis Group Holdings, Ltd. (Insurance)	2,470	65,159
Wilmington Trust Corp. (Banks)	988	12,192
Wintrust Financial Corp. (Banks)	494	15,210
XL Capital, Ltd.—Class A (Insurance)	5,434	99,605
Zenith National Insurance Corp. (Insurance)	494	14,711
Zions Bancorp (Banks)	1,976	25,352

TOTAL COMMON STOCKS
(Cost $16,654,552)		27,413,172

Repurchase Agreements (0.1%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $5,000(Collateralized by $5,200 U.S. Treasury Notes, 1.00%, 12/31/11, market value $5,193)	$5,000	5,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $2,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $2,052)	2,000	2,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $25,000 (Collateralized by $24,900 U.S. Treasury Notes, 1.88%, 6/15/12, market value $25,546)	25,000	25,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $2,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $3,120)	3,000	3,000

TOTAL REPURCHASE AGREEMENTS
(Cost $35,000)		35,000

TOTAL INVESTMENT SECURITIES
(Cost $16,689,552)—99.3%		27,448,172
Net other assets (liabilities)—0.7%		190,687

NET ASSETS—100.0%		$27,638,859

*	Non-income producing security

ProFund VP Financials invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Banks	$7,934,261	28.6%
Commercial Services	940,897	3.4%
Diversified Financial Services	8,813,111	31.6%
Forest Products & Paper	150,670	0.6%
Insurance	5,036,885	18.0%
REIT	3,514,182	13.1%
Real Estate	208,315	0.8%
Savings & Loans	345,087	1.3%
Software	469,764	1.8%
Other**	225,687	0.8%

Total	$27,638,859	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to the financial statements.

130

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Financials	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$27,413,172	$–	$27,413,172
Repurchase Agreements	–	35,000	35,000

Total Investment Securities	$27,413,172	$35,000	$27,448,172

See accompanying notes to the financial statements.

131

PROFUNDS VP
ProFund VP Financials

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$16,689,552

Securities, at value	27,413,172
Repurchase agreements, at value	35,000

Total Investment Securities, at value	27,448,172
Cash	1,852
Dividends receivable	38,111
Receivable for capital shares issued	238,109
Prepaid expenses	61

Total Assets	27,726,305

Liabilities:
Payable for capital shares redeemed	23,804
Advisory fees payable	15,527
Management services fees payable	2,070
Administration fees payable	930
Administrative services fees payable	10,516
Distribution fees payable	10,172
Trustee fees payable	73
Transfer agency fees payable	2,720
Fund accounting fees payable	1,860
Compliance services fees payable	395
Other accrued expenses	19,379

Total Liabilities	87,446

Net Assets	$27,638,859

Net Assets consist of:
Capital	$42,505,283
Accumulated net investment income (loss)	88,722
Accumulated net realized gains (losses) on investments	(25,713,766)
Net unrealized appreciation (depreciation) on investments	10,758,620

Net Assets	$27,638,859

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,543,343

Net Asset Value (offering and redemption price per share)	$17.91

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$468,581
Interest	37

Total Investment Income	468,618

Expenses:
Advisory fees	170,665
Management services fees	22,755
Administration fees	9,502
Transfer agency fees	14,271
Administrative services fees	66,926
Distribution fees	56,888
Custody fees	26,863
Fund accounting fees	20,976
Trustee fees	266
Compliance services fees	248
Other fees	38,123

Total Gross Expenses before reductions	427,483
Less Expenses reduced by the Advisor	(47,587)

Total Net Expenses	379,896

Net Investment Income (Loss)	88,722

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,235,235)
Change in net unrealized appreciation/depreciation on investments	10,836,278

Net Realized and Unrealized Gains (Losses) on Investments	4,601,043

Change in Net Assets Resulting from Operations	$4,689,765

See accompanying notes to the financial statements.

132

PROFUNDS VP
ProFund VP Financials

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$88,722	$487,543
Net realized gains (losses) on investments	(6,235,235)	(13,635,501)
Change in net unrealized appreciation/depreciation on investments	10,836,278	(5,499,618)

Change in net assets resulting from operations	4,689,765	(18,647,576)

Distributions to Shareholders From:
Net investment income	(487,543)	(353,453)

Change in net assets resulting from distributions	(487,543)	(353,453)

Capital Transactions:
Proceeds from shares issued	69,097,729	142,001,893
Dividends reinvested	487,543	353,453
Value of shares redeemed	(68,746,201)	(125,655,579)

Change in net assets resulting from capital transactions	839,071	16,699,767

Change in net assets	5,041,293	(2,301,262)
Net Assets:
Beginning of period	22,597,566	24,898,828

End of period	$27,638,859	$22,597,566

Accumulated net investment income (loss)	$88,722	$487,543

Share Transactions:
Issued	4,752,296	5,559,039
Reinvested	26,598	14,480
Redeemed	(4,663,728)	(4,914,246)

Change in shares	115,166	659,273

See accompanying notes to the financial statements.

133

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ProFund VP Financials

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$15.82	$32.38	$40.64	$34.84	$33.80

Investment Activities:
Net investment income (loss)(a)	0.06	0.46	0.41	0.34	0.27
Net realized and unrealized gains (losses) on investments	2.32	(16.72)	(8.11)	5.69	1.06

Total income (loss) from investment activities	2.38	(16.26)	(7.70)	6.03	1.33

Distributions to Shareholders From:
Net investment income	(0.29)	(0.30)	(0.56)	(0.23)	(0.29)

Net Asset Value, End of Period	$17.91	$15.82	$32.38	$40.64	$34.84

Total Return	15.01%	(50.54)%	(19.11)%	17.35%	3.98%

Ratios to Average Net Assets:
Gross expenses	1.88%	1.85%	1.74%	1.76%	1.92%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.92%
Net investment income (loss)	0.39%	1.90%	1.04%	0.90%	0.80%

Supplemental Data:
Net assets, end of period (000’s)	$27,639	$22,598	$24,899	$49,610	$35,924
Portfolio turnover rate(b)	272%	413%	216%	247%	316%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

134

ProFund VP Oil & Gas

The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index. For the year ended December 31, 2009, the Fund had a total return of 15.50%, compared to a total return of 17.26%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Oil & Gas Index measures the performance of the oil and gas industry of the U.S. equity market. Component companies include oil drilling equipment and services, oil companies-major, oil companies-secondary, pipelines, liquid, solid or gaseous fossil fuel producers, and service companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Halliburton Co (+65.51%), Anadarko Petroleum Corp (+61.92%), and Schlumberger Ltd (+53.77%), while the bottom three performers in this group were Exxon Mobil Corp (–14.58%), ConocoPhillips (–1.41%), and Chevron Corp (+4.08%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Oil & Gas from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data

		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Oil & Gas	1/22/2001	15.50%	8.85%	7.23%	1.71%	1.68%

Dow Jones U.S. Oil & Gas Index	1/22/2001	17.26%	10.83%	9.80%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

135

PROFUNDS VP
ProFund VP Oil & Gas

Allocation of Portfolio Holdings & Index Composition (unaudited)

December 31, 2009

Investment Objective:  The ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & Gas Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exxon Mobil Corp.	24.7%
Chevron Corp.	12.2%
Schlumberger, Ltd.	6.2%
Occidental Petroleum Corp.	5.3%
ConocoPhillips	4.7%

Dow Jones U.S. Oil & Gas Index - Composition
% of Index

Oil and Gas Producers	76%
Oil Equipment, Services and Distribution	23%
Alternative Energy	1%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2009

Common Stocks (98.9%)
	Shares	Value

Anadarko Petroleum Corp. (Oil & Gas)	32,010	$1,998,064
Apache Corp. (Oil & Gas)	21,825	2,251,685
Arena Resources, Inc.* (Oil & Gas)	2,425	104,590
Atlas Energy, Inc. (Oil & Gas)	5,335	160,957
Atwood Oceanics, Inc.* (Oil & Gas)	3,880	139,098
Baker Hughes, Inc. (Oil & Gas Services)	20,370	824,578
Berry Petroleum Co.—Class A (Oil & Gas)	2,425	70,689
Bill Barrett Corp.* (Oil & Gas)	2,425	75,442
BJ Services Co. (Oil & Gas Services)	19,400	360,840
Bristow Group, Inc.* (Transportation)	2,425	93,241
Cabot Oil & Gas Corp. (Oil & Gas)	6,790	295,976
Cameron International Corp.* (Oil & Gas Services)	16,005	669,009
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,940	51,391
Chart Industries, Inc.* (Machinery-Diversified)	1,940	32,107
Chesapeake Energy Corp. (Oil & Gas)	42,680	1,104,558
Chevron Corp. (Oil & Gas)	131,435	10,119,181
Cimarex Energy Co. (Oil & Gas)	5,335	282,595
CNX Gas Corp.* (Oil & Gas)	1,940	57,269
Complete Production Services, Inc.* (Oil & Gas Services)	3,880	50,440
Comstock Resources, Inc.* (Oil & Gas)	2,910	118,059
Concho Resources, Inc.* (Oil & Gas)	4,850	217,765
ConocoPhillips (Oil & Gas)	75,660	3,863,956
Continental Resources, Inc.* (Oil & Gas)	1,940	83,207
Core Laboratories N.V. (Oil & Gas Services)	1,455	171,865
Denbury Resources, Inc.* (Oil & Gas)	16,490	244,052
Devon Energy Corp. (Oil & Gas)	27,645	2,031,907
Diamond Offshore Drilling, Inc. (Oil & Gas)	4,365	429,603
Dresser-Rand Group, Inc.* (Oil & Gas Services)	5,335	168,639
Drill-Quip, Inc.* (Oil & Gas Services)	1,940	109,571
El Paso Corp. (Pipelines)	46,075	452,917
Encore Acquisition Co.* (Oil & Gas)	3,880	186,318
Energen Corp. (Gas)	4,850	226,980
Energy Conversion Devices, Inc.* (Electrical Components & Equipment)	2,910	30,759
EOG Resources, Inc. (Oil & Gas)	16,490	1,604,477
EXCO Resources, Inc. (Oil & Gas)	11,155	236,821
Exterran Holdings, Inc.* (Oil & Gas Services)	3,880	83,226
Exxon Mobil Corp. (Oil & Gas)	299,270	20,407,221
First Solar, Inc.* (Energy-Alternate Sources)	2,910	394,014
FMC Technologies, Inc.* (Oil & Gas Services)	8,245	476,891
Forest Oil Corp.* (Oil & Gas)	6,790	151,077
Frontier Oil Corp. (Oil & Gas)	6,790	81,752
Global Industries, Ltd.* (Oil & Gas Services)	6,790	48,413
Goodrich Petroleum Corp.* (Oil & Gas)	1,940	47,239
Halliburton Co. (Oil & Gas Services)	58,685	1,765,832
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	6,305	74,084
Helmerich & Payne, Inc. (Oil & Gas)	6,305	251,443
Hercules Offshore, Inc.* (Oil & Gas Services)	7,760	37,093
Hess Corp. (Oil & Gas)	19,400	1,173,700
Holly Corp. (Oil & Gas)	2,910	74,583
Key Energy Services, Inc.* (Oil & Gas Services)	8,245	72,474
Marathon Oil Corp. (Oil & Gas)	46,560	1,453,603
Mariner Energy, Inc.* (Oil & Gas)	6,790	78,832
Murphy Oil Corp. (Oil & Gas)	12,610	683,462
Nabors Industries, Ltd.* (Oil & Gas)	18,430	403,433
National-Oilwell Varco, Inc. (Oil & Gas Services)	27,645	1,218,868
Newfield Exploration Co.* (Oil & Gas)	8,730	421,048
Noble Corp. (Oil & Gas)	16,975	690,882
Noble Energy, Inc. (Oil & Gas)	11,155	794,459
Occidental Petroleum Corp. (Oil & Gas)	53,350	4,340,022
Oceaneering International, Inc.* (Oil & Gas Services)	3,395	198,675
OGE Energy Corp. (Electric)	6,305	232,654
Oil States International, Inc.* (Oil & Gas Services)	3,395	133,390
Parker Drilling Co.* (Oil & Gas)	7,760	38,412
Patterson-UTI Energy, Inc. (Oil & Gas)	10,185	156,340
Penn Virginia Corp. (Oil & Gas)	2,910	61,954
Petrohawk Energy Corp.* (Oil & Gas)	19,885	477,041
Pioneer Natural Resources Co. (Oil & Gas)	7,275	350,437
Plains Exploration & Production Co.* (Oil & Gas)	9,215	254,887
Pride International, Inc.* (Oil & Gas)	10,185	325,003
Quicksilver Resources, Inc.* (Oil & Gas)	7,760	116,478
Range Resources Corp. (Oil & Gas)	10,185	507,722
Rowan Cos., Inc.* (Oil & Gas)	6,790	153,726
SandRidge Energy, Inc.* (Oil & Gas)	11,640	109,765
Schlumberger, Ltd. (Oil & Gas Services)	78,085	5,082,553
SEACOR SMIT, Inc.* (Oil & Gas Services)	1,455	110,944
Smith International, Inc. (Oil & Gas Services)	14,550	395,323
Southern Union Co. (Gas)	6,790	154,133
Southwestern Energy Co.* (Oil & Gas)	22,310	1,075,342
St. Mary Land & Exploration Co. (Oil & Gas)	3,880	132,851
Sunoco, Inc. (Oil & Gas)	7,760	202,536
SunPower Corp.—Class A* (Energy-Alternate Sources)	3,395	80,394
SunPower Corp.—Class B* (Electrical Components & Equipment)	2,910	60,964
Superior Energy Services, Inc.* (Oil & Gas Services)	4,850	117,806

See accompanying notes to the financial statements.

136

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Oil & Gas	December 31, 2009

Common Stocks, continued
	Shares	Value

Swift Energy Co.* (Oil & Gas)	2,425	$58,103
Tesoro Petroleum Corp. (Oil & Gas)	9,215	124,863
TETRA Technologies, Inc.* (Oil & Gas Services)	4,850	53,738
The Williams Cos., Inc. (Pipelines)	37,830	797,456
Tidewater, Inc. (Oil & Gas Services)	3,395	162,790
Transocean, Ltd.* (Oil & Gas)	20,855	1,726,794
Ultra Petroleum Corp.* (Oil & Gas)	10,185	507,824
Unit Corp.* (Oil & Gas)	2,910	123,675
Valero Energy Corp. (Oil & Gas)	36,860	617,405
Weatherford International, Ltd.* (Oil & Gas Services)	45,590	816,517
Whiting Petroleum Corp.* (Oil & Gas)	3,395	242,641
XTO Energy, Inc. (Oil & Gas)	37,830	1,760,230

TOTAL COMMON STOCKS
(Cost $43,623,403)		81,663,623

TOTAL INVESTMENT SECURITIES
(Cost $43,623,403)—98.9%		81,663,623
Net other assets (liabilities)—1.1%		943,123

NET ASSETS—100.0%		$82,606,746

*	Non-income producing security

ProFund VP Oil & Gas invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Electric	$232,654	0.3%
Electrical Components & Equipment	91,723	0.1%
Energy-Alternate Sources	474,408	0.6%
Gas	381,113	0.5%
Machinery-Diversified	32,107	NM
Oil & Gas	65,904,445	79.8%
Oil & Gas Services	13,203,559	16.0%
Pipelines	1,250,373	1.5%
Transportation	93,241	0.1%
Other**	943,123	1.1%

Total	$82,606,746	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$81,663,623	$81,663,623

Total Investment Securities	$81,663,623	$81,663,623

See accompanying notes to the financial statements.

137

PROFUNDS VP
ProFund VP Oil & Gas

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$43,623,403

Securities, at value	81,663,623

Total Investment Securities, at value	81,663,623
Dividends receivable	50,548
Receivable for capital shares issued	39,888
Receivable for investments sold	1,320,226
Prepaid expenses	212

Total Assets	83,074,497

Liabilities:
Cash overdraft	261,106
Payable for capital shares redeemed	35,405
Advisory fees payable	40,581
Management services fees payable	5,411
Administration fees payable	2,813
Administrative services fees payable	31,828
Distribution fees payable	25,367
Trustee fees payable	220
Transfer agency fees payable	8,285
Fund accounting fees payable	5,626
Compliance services fees payable	1,194
Other accrued expenses	49,915

Total Liabilities	467,751

Net Assets	$82,606,746

Net Assets consist of:
Capital	$60,513,797
Accumulated net investment income (loss)	304,297
Accumulated net realized gains (losses) on investments	(16,251,568)
Net unrealized appreciation (depreciation) on investments	38,040,220

Net Assets	$82,606,746

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,083,792

Net Asset Value (offering and redemption price per share)	$39.64

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,587,309
Interest	214

Total Investment Income	1,587,523

Expenses:
Advisory fees	578,022
Management services fees	77,069
Administration fees	32,203
Transfer agency fees	49,056
Administrative services fees	254,283
Distribution fees	192,674
Custody fees	11,895
Fund accounting fees	66,523
Trustee fees	995
Compliance services fees	984
Other fees	129,278

Total Gross Expenses before reductions	1,392,982
Less Expenses reduced by the Advisor	(109,756)

Total Net Expenses	1,283,226

Net Investment Income (Loss)	304,297

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(6,363,932)
Net realized gains (losses) on swap agreements	493,240
Change in net unrealized appreciation/depreciation on investments	13,491,193

Net Realized and Unrealized Gains (Losses) on Investments	7,620,501

Change in Net Assets Resulting from Operations	$7,924,798

See accompanying notes to the financial statements.

138

PROFUNDS VP
ProFund VP Oil & Gas

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$304,297	$(374,733)
Net realized gains (losses) on investments	(5,870,692)	12,673,742
Change in net unrealized appreciation/depreciation on investments	13,491,193	(71,661,438)

Change in net assets resulting from operations	7,924,798	(59,362,429)

Distributions to Shareholders From:
Net realized gains on investments	(9,120,883)	(9,481,205)

Change in net assets resulting from distributions	(9,120,883)	(9,481,205)

Capital Transactions:
Proceeds from shares issued	105,987,598	253,051,037
Dividends reinvested	9,120,883	9,481,205
Value of shares redeemed	(97,981,112)	(321,884,024)

Change in net assets resulting from capital transactions	17,127,369	(59,351,782)

Change in net assets	15,931,284	(128,195,416)
Net Assets:
Beginning of period	66,675,462	194,870,878

End of period	$82,606,746	$66,675,462

Accumulated net investment income (loss)	$304,297	$—

Share Transactions:
Issued	2,684,278	4,116,122
Reinvested	236,660	177,650
Redeemed	(2,553,632)	(5,499,141)

Change in shares	367,306	(1,205,369)

See accompanying notes to the financial statements.

139

PROFUNDS VP
ProFund VP Oil & Gas

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$38.84	$66.69	$51.51	$47.02	$36.63

Investment Activities:
Net investment income (loss)(a)	0.15	(0.15)	(0.17)	(0.08)	(0.15)
Net realized and unrealized gains (losses) on investments	5.73	(23.29)	16.79	9.13	11.64

Total income (loss) from investment activities	5.88	(23.44)	16.62	9.05	11.49

Distributions to Shareholders From:
Net realized gains on investments	(5.08)	(4.41)	(1.44)	(4.56)	(1.10)

Net Asset Value, End of Period	$39.64	$38.84	$66.69	$51.51	$47.02

Total Return	15.50%	(36.95)%	32.48%	20.63%	31.31%

Ratios to Average Net Assets:
Gross expenses	1.81%	1.73%	1.71%	1.76%	1.86%
Net expenses	1.67%	1.63%	1.63%	1.68%	1.86%
Net investment income (loss)	0.39%	(0.25)%	(0.30)%	(0.15)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$82,607	$66,675	$194,871	$144,216	$148,466
Portfolio turnover rate(b)	109%	147%	180%	166%	298%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

140

ProFund VP Pharmaceuticals

The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index. For the year ended December 31, 2009, the Fund had a total return of 16.90%, compared to a return of 19.09%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Pharmaceuticals Index measures the performance of the pharmaceuticals subsector of the U.S. equity market. Component companies include the makers of prescription and over-the-counter drugs, such as birth control pills, vaccines, aspirin, and cold remedies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Hospira Inc (+90.16%), Mylan Inc (+86.35%), and Allergen Inc (+56.27%), while the bottom three performers in this group were Eli Lilly & Co (–11.32%), Abbott Laboratories (+1.16%), and Pfizer Inc (+2.71%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Pharmaceuticals from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Pharmaceuticals	5/1/2002	16.90%	0.76%	–1.92%	1.75%	1.68%

Dow Jones U.S. Pharmaceuticals Index	5/1/2002	19.09%	2.75%	0.06%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

141

PROFUNDS VP
ProFund VP Pharmaceuticals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Pharmaceuticals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.

Market Exposure

Investment Type	% of Net Assets

Equity Securities	75%
Swap Agreements	25%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings

Company	% of Net Assets

Johnson & Johnson	24.5%
Pfizer, Inc.	21.9%
Eli Lilly & Co.	4.7%
Bristol-Myers Squibb Co.	4.6%
Abbott Laboratories	4.5%

Dow Jones U.S. Pharmaceuticals Index - Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2009

Common Stocks (75.4%)
	Shares	Value

Abbott Laboratories (Pharmaceuticals)	11,046	$596,374
Alkermes, Inc.* (Pharmaceuticals)	1,917	18,039
Allergan, Inc. (Pharmaceuticals)	5,964	375,792
Auxilium Pharmaceuticals, Inc.* (Healthcare-Products)	852	25,543
Bristol-Myers Squibb Co. (Pharmaceuticals)	23,941	604,510
Cephalon, Inc.* (Pharmaceuticals)	1,491	93,053
Eli Lilly & Co. (Pharmaceuticals)	17,283	617,176
Endo Pharmaceuticals Holdings, Inc.* (Pharmaceuticals)	2,130	43,686
Forest Laboratories, Inc.* (Pharmaceuticals)	5,964	191,504
Hospira, Inc.* (Pharmaceuticals)	3,195	162,945
Johnson & Johnson (Healthcare-Products)	50,015	3,221,466
King Pharmaceuticals, Inc.* (Pharmaceuticals)	4,899	60,111
Medicis Pharmaceutical Corp.—Class A (Pharmaceuticals)	1,065	28,808
Merck & Co., Inc. (Pharmaceuticals)	15,153	553,691
Mylan Laboratories, Inc.* (Pharmaceuticals)	5,964	109,917
Par Pharmaceutical Cos., Inc.* (Pharmaceuticals)	639	17,291
Perrigo Co. (Pharmaceuticals)	1,704	67,887
Pfizer, Inc. (Pharmaceuticals)	158,259	2,878,731
Salix Pharmaceuticals, Ltd.* (Pharmaceuticals)	1,065	27,051
Theravance, Inc.* (Pharmaceuticals)	1,065	13,920
Valeant Pharmaceuticals International* (Pharmaceuticals)	1,278	40,628
Warner Chilcott PLC—Class A* (Pharmaceuticals)	1,917	54,577
Watson Pharmaceuticals, Inc.* (Pharmaceuticals)	2,130	84,369

TOTAL COMMON STOCKS
(Cost $8,106,043)		9,887,069

Repurchase Agreements(NM)
	Principal
	Amount

UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 4.63%, 8/31/11, market value $1,076)	$1,000	1,000

TOTAL REPURCHASE AGREEMENTS
(Cost $1,000)		1,000

TOTAL INVESTMENT SECURITIES
(Cost $8,107,043)—75.4%		9,888,069
Net other assets (liabilities)—24.6%		3,233,994

NET ASSETS—100.0%		$13,122,063

*	Non-income producing security
NM	Not meaningful, amount is less than 0.05%.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Pharmaceuticals Index	$3,299,010	$(990)

ProFund VP Pharmaceuticals invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Healthcare-Products	$3,247,009	24.8%
Pharmaceuticals	6,640,060	50.6%
Other**	3,234,994	24.6%

Total	$13,122,063	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

142

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Pharmaceuticals	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$9,887,069	$–	$9,887,069
Repurchase Agreements	–	1,000	1,000

Total Investment Securities	9,887,069	1,000	9,888,069

Other Financial Instruments^	–	(990)	(990)

Total Investments	$9,887,069	$10	9,887,079

^	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

143

PROFUNDS VP
ProFund VP Pharmaceuticals

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$8,107,043

Securities, at value	9,887,069
Repurchase agreements, at value	1,000

Total Investment Securities, at value	9,888,069
Cash	719
Dividends receivable	31,251
Receivable for capital shares issued	287,593
Receivable for investments sold	3,260,893
Prepaid expenses	36

Total Assets	13,468,561

Liabilities:
Payable for investments purchased	308,801
Payable for capital shares redeemed	10,165
Unrealized loss on swap agreements	990
Advisory fees payable	5,188
Management services fees payable	692
Administration fees payable	414
Administrative services fees payable	4,466
Distribution fees payable	3,679
Trustee fees payable	32
Transfer agency fees payable	1,026
Fund accounting fees payable	828
Compliance services fees payable	172
Other accrued expenses	10,045

Total Liabilities	346,498

Net Assets	$13,122,063

Net Assets consist of:
Capital	$21,927,225
Accumulated net investment income (loss)	399,470
Accumulated net realized gains (losses) on investments	(10,984,668)
Net unrealized appreciation (depreciation) on investments	1,780,036

Net Assets	$13,122,063

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	571,795

Net Asset Value (offering and redemption price per share)	$22.95

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$647,994
Interest	44

Total Investment Income	648,038

Expenses:
Advisory fees	112,686
Management services fees	15,025
Administration fees	6,296
Transfer agency fees	9,923
Administrative services fees	48,356
Distribution fees	37,562
Custody fees	4,595
Fund accounting fees	13,290
Trustee fees	253
Compliance services fees	115
Other fees	22,626

Total Gross Expenses before reductions	270,727
Less Expenses reduced by the Advisor	(22,159)

Total Net Expenses	248,568

Net Investment Income (Loss)	399,470

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(2,458,007)
Net realized gains (losses) on swap agreements	33,133
Change in net unrealized appreciation/depreciation on investments	682,254

Net Realized and Unrealized Gains (Losses) on Investments	(1,742,620)

Change in Net Assets Resulting from Operations	$(1,343,150)

See accompanying notes to the financial statements.

144

PROFUNDS VP
ProFund VP Pharmaceuticals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$399,470	$226,653
Net realized gains (losses) on investments	(2,424,874)	(2,497,767)
Change in net unrealized appreciation/depreciation on investments	682,254	(901,880)

Change in net assets resulting from operations	(1,343,150)	(3,172,994)

Distributions to Shareholders From:
Net investment income	(226,653)	(240,807)

Change in net assets resulting from distributions	(226,653)	(240,807)

Capital Transactions:
Proceeds from shares issued	63,925,638	59,188,624
Dividends reinvested	226,653	240,807
Value of shares redeemed	(61,584,331)	(56,402,562)

Change in net assets resulting from capital transactions	2,567,960	3,026,869

Change in net assets	998,157	(386,932)
Net Assets:
Beginning of period	12,123,906	12,510,838

End of period	$13,122,063	$12,123,906

Accumulated net investment income (loss)	$399,470	$226,653

Share Transactions:
Issued	3,169,454	2,641,114
Reinvested	10,971	10,828
Redeemed	(3,209,676)	(2,542,131)

Change in shares	(29,251)	109,811

See accompanying notes to the financial statements.

145

PROFUNDS VP
ProFund VP Pharmaceuticals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the	For the	For the	For the
	year ended		year ended	year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$20.17		$25.47	$25.27	$22.56	$23.54

Investment Activities:
Net investment income (loss)(a)	0.52		0.44	0.32	0.25	0.15
Net realized and unrealized gains (losses) on investments	2.83	(b)	(5.37)	0.26	2.51	(1.05)

Total income (loss) from investment activities	3.35		(4.93)	0.58	2.76	(0.90)

Distributions to Shareholders From:
Net investment income	(0.57)		(0.37)	(0.38)	(0.05)	(0.08)

Net Asset Value, End of Period	$22.95		$20.17	$25.47	$25.27	$22.56

Total Return	16.90%		(19.51)%	2.32%	12.18%	(3.82)%

Ratios to Average Net Assets:
Gross expenses	1.80%		1.77%	1.73%	1.75%	1.93%
Net expenses	1.65%		1.63%	1.63%	1.70%	1.93%
Net investment income (loss)	2.66%		1.99%	1.22%	1.02%	0.65%

Supplemental Data:
Net assets, end of period (000’s)	$13,122		$12,124	$12,511	$21,079	$10,780
Portfolio turnover rate(c)	508%		579%	443%	454%	853%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

146

ProFund VP Precious Metals

The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index. For the year ended December 31, 2009, the Fund had a total return of 35.33%, compared to a return of 37.58%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones Precious Metals Index measures the performance of the precious metals mining industry. Component companies include leading miners and producers of gold, silver and platinum-group metals whose securities are available to U.S. investors during U.S. trading hours.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Freeport-McMoRan Copper & Gold Inc (+228.52%), Randgold Resources Ltd (+80.19%), and AngloGold Ashanti Ltd (+45.00%), while the bottom three performers in this group were Harmony Gold Mining Co Ltd (–7.29%), Agnico-Eagle Mines Ltd (+5.20%), and Barrick Gold Corp (+7.10%).

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Precious Metals from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Precious Metals	5/1/2002	35.33%	9.24%	8.84%	1.69%	1.68%

Dow Jones Precious Metals Index[3]	5/1/2002	37.58%	11.85%	11.92%	N/A	N/A

S&P 500 Index	5/1/2002	26.47%	0.42%	2.34%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 Prior to June 19, 2004, the Fund was benchmarked to the Philadelphia Stock Exchange Gold & Silver Index. This index measured the performance of the gold and silver mining industry of the global equity market. Component companies included companies involved in the mining and production of gold, silver, and other precious metals, precious stones, and pearls. The Philadelphia Stock Exchange Gold and Silver Index represents performance from May 1, 2002 to June 18, 2004 and the Dow Jones Precious Metals Index represents performance from June 19, 2004 to present.
4 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

147

PROFUNDS VP
ProFund VP Precious Metals

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Precious Metals seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious Metals Index.

Market Exposure
Investment Type	% of Net Assets

Swap Agreements	100%

Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives), excludes any short-term investments and cash equivalents or other non-equity investment securities.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index - Composition
The Dow Jones Precious Metals Index is comprised of a single sector.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	December 31, 2009

U.S. Treasury Obligations (27.1%)
	Principal
	Amount	Value

U.S. Treasury Notes, 1.00%, 12/31/11	$35,609,000	$35,508,867

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $35,510,375)		35,508,867

Repurchase Agreements (75.7%)
Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,650,000 (Collateralized by $20,068,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $20,043,082)	19,650,000	19,650,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,305,000 (Collateralized by $19,696,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $19,693,104)	19,305,000	19,305,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $22,066,000 (Collateralized by $21,851,000 of various U.S. Government Agency Obligations, 1.63%–4.75%, 10/12/10–7/27/11, market value $22,511,339)	22,066,000	22,066,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,080,000 (Collateralized by $19,338,000 of various U.S. Government Agency Obligations, 2.00%–2.13%, 6/18/12–10/15/14, market value $19,462,703)	19,080,000	19,080,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $19,144,000 (Collateralized by $19,273,800 of various U.S. Treasury Obligations, 0.88%–4.63%, 4/15/10–9/30/11, market value $19,527,149)	19,144,000	19,144,000

TOTAL REPURCHASE AGREEMENTS
(Cost $99,245,000)		99,245,000

TOTAL INVESTMENT SECURITIES
(Cost $134,755,375)—102.8%		134,753,867
Net other assets (liabilities)—(2.8)%		(3,646,543)

NET ASSETS—100.0%		$131,107,324

+	All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $33,909,000.
‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones Precious Metals Index	$106,691,657	$(2,161,214)
Equity Index Swap Agreement with UBS AG, based on the Dow Jones Precious Metals Index	24,909,310	(502,909)

See accompanying notes to the financial statements.

148

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Precious Metals	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:
U.S. Treasury Obligations	$35,508,867	$35,508,867
Repurchase Agreements	99,245,000	99,245,000

Total Investment Securities	134,753,867	134,753,867

Other Financial Instruments^	(2,664,123)	(2,664,123)

Total Investments	$132,089,744	$132,089,744

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

149

PROFUNDS VP
ProFund VP Precious Metals

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$134,755,375

Securities, at value	35,508,867
Repurchase agreements, at value	99,245,000

Total Investment Securities, at value	134,753,867
Cash	305
Interest receivable	978
Receivable for capital shares issued	44,140
Prepaid expenses	270

Total Assets	134,799,560

Liabilities:
Payable for capital shares redeemed	775,376
Unrealized loss on swap agreements	2,664,123
Advisory fees payable	61,591
Management services fees payable	8,212
Administration fees payable	4,576
Administrative services fees payable	46,787
Distribution fees payable	37,432
Trustee fees payable	358
Transfer agency fees payable	13,479
Fund accounting fees payable	9,154
Compliance services fees payable	1,822
Other accrued expenses	69,326

Total Liabilities	3,692,236

Net Assets	$131,107,324

Net Assets consist of:
Capital	$163,833,586
Accumulated net realized gains (losses) on investments	(30,060,631)
Net unrealized appreciation (depreciation) on investments	(2,665,631)

Net Assets	$131,107,324

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,121,238

Net Asset Value (offering and redemption price per share)	$42.00

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$100,476

Expenses:
Advisory fees	820,181
Management services fees	109,357
Administration fees	45,442
Transfer agency fees	69,171
Administrative services fees	365,447
Distribution fees	273,394
Custody fees	9,205
Fund accounting fees	93,052
Trustee fees	1,297
Compliance services fees	1,589
Other fees	182,857

Total Gross Expenses before reductions	1,970,992
Less Expenses reduced by the Advisor	(148,919)

Total Net Expenses	1,822,073

Net Investment Income (Loss)	(1,721,597)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on swap agreements	30,955,736
Change in net unrealized appreciation/depreciation on investments	(4,087,224)

Net Realized and Unrealized Gains (Losses) on Investments	26,868,512

Change in Net Assets Resulting from Operations	$25,146,915

See accompanying notes to the financial statements.

150

PROFUNDS VP
ProFund VP Precious Metals

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(1,721,597)	$974,226
Net realized gains (losses) on investments	30,955,736	(57,868,281)
Change in net unrealized appreciation/depreciation on investments	(4,087,224)	(2,602,597)

Change in net assets resulting from operations	25,146,915	(59,496,652)

Distributions to Shareholders From:
Net investment income	(974,226)	(4,171,098)
Net realized gains on investments	—	(9,228,293)

Change in net assets resulting from distributions	(974,226)	(13,399,391)

Capital Transactions:
Proceeds from shares issued	167,924,601	274,007,209
Dividends reinvested	974,226	13,399,391
Value of shares redeemed	(153,568,424)	(285,148,654)

Change in net assets resulting from capital transactions	15,330,403	2,257,946

Change in net assets	39,503,092	(70,638,097)
Net Assets:
Beginning of period	91,604,232	162,242,329

End of period	$131,107,324	$91,604,232

Accumulated net investment income (loss)	$—	$974,226

Share Transactions:
Issued	4,680,915	5,742,054
Reinvested	23,447	402,747
Redeemed	(4,512,430)	(6,346,627)

Change in shares	191,932	(201,826)

See accompanying notes to the financial statements.

151

PROFUNDS VP
ProFund VP Precious Metals

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$31.27	$51.82	$43.80	$41.15	$32.58

Investment Activities:
Net investment income (loss)(a)	(0.58)	0.31	1.57	1.46	0.45
Net realized and unrealized gains (losses) on investments	11.62	(15.95)	8.11	1.55	8.12

Total income (loss) from investment activities	11.04	(15.64)	9.68	3.01	8.57

Distributions to Shareholders From:
Net investment income	(0.31)	(1.53)	(1.66)	(0.36)	—
Net realized gains on investments	—	(3.38)	—	—	—

Total distributions	(0.31)	(4.91)	(1.66)	(0.36)	—

Net Asset Value, End of Period	$42.00	$31.27	$51.82	$43.80	$41.15

Total Return	35.33%	(30.76)%	22.46%	7.36%	26.30%

Ratios to Average Net Assets:
Gross expenses	1.80%	1.71%	1.70%	1.74%	1.86%
Net expenses	1.67%	1.63%	1.63%	1.70%	1.86%
Net investment income (loss)	(1.57)%	0.68%	3.41%	3.30%	1.38%

Supplemental Data:
Net assets, end of period (000’s)	$131,107	$91,604	$162,242	$125,274	$113,173
Portfolio turnover rate(b)	—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

152

ProFund VP Telecommunications

The ProFund VP Telecommunications seeks daily investment results, before fees and expenses that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index. For the year ended December 31, 2009 the Fund had a total return of 7.32%, compared to a return of 9.86%1 for the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Telecommunications Index measures the performance of the telecommunications industry of the U.S. equity market. Component companies include fixed line communications and wireless communications companies.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were Virgin Media Inc (+237.27%), tw telecom Inc Class A (+102.48%), and Sprint Nextel Corp (+100.00%), while the bottom three performers in this group were Verizon Communications Inc (–2.27%), AT&T Inc (–1.65%), and Qwest Communications International Inc (+15.66%).

Value of a $10,000 Investment †

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Telecommunications from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Telecommunications	1/22/2001	7.32%	–0.89%	–7.33%	1.77%	1.68%

Dow Jones U.S. Telecommunications Index	1/22/2001	9.86%	1.27%	–4.39%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

153

PROFUNDS VP
ProFund VP Telecommunications

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Telecommunications seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Telecommunications Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	68%
Swap Agreements	33%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Verizon Communications, Inc.	24.7%
AT&T, Inc.	24.6%
CenturyTel, Inc.	3.4%
Sprint Nextel Corp.	3.2%
Qwest Communications International, Inc.	1.8%

Dow Jones U.S. Telecommunications Index - Composition
% of Index

Fixed Line Telecommunications	93%
Mobile Telecommunications	7%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	December 31, 2009

Common Stocks (68.4%)
	Shares	Value

AT&T, Inc. (Telecommunications)	102,908	$2,884,511
CenturyTel, Inc. (Telecommunications)	10,972	397,296
Cincinnati Bell, Inc.* (Telecommunications)	7,596	26,206
Frontier Communications Corp. (Telecommunications)	11,394	88,987
Leap Wireless International, Inc.* (Telecommunications)	2,110	37,031
Leucadia National Corp.* (Holding Companies-Diversified)	7,174	170,669
Level 3 Communications, Inc.* (Telecommunications)	58,658	89,747
MetroPCS Communications, Inc.* (Telecommunications)	9,284	70,837
NII Holdings, Inc.—Class B* (Telecommunications)	5,908	198,391
Qwest Communications International, Inc. (Telecommunications)	50,640	213,194
Sprint Nextel Corp.* (Telecommunications)	102,968	376,863
Telephone & Data Systems, Inc. (Telecommunications)	1,688	57,257
Telephone & Data Systems, Inc.—Special Shares (Telecommunications)	1,688	50,978
tw telecom, Inc.* (Telecommunications)	5,486	94,030
US Cellular Corp.* (Telecommunications)	422	17,897
Verizon Communications, Inc. (Telecommunications)	87,334	2,893,375
Virgin Media, Inc. (Telecommunications)	10,550	177,556
Windstream Corp. (Telecommunications)	16,036	176,236

TOTAL COMMON STOCKS
(Cost $6,633,714)		8,021,061

Repurchase Agreements (0.2%)
	Principal
	Amount

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $3,000 (Collateralized by $3,100 U.S. Treasury Notes, 1.00%, 12/31/11, market value $3,096)	$3,000	3,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $1,000 (Collateralized by $1,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $1,026)	1,000	1,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $15,000 (Collateralized by $15,000 U.S. Treasury Notes, 1.88%, 6/15/12, market value $15,389)	15,000	15,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $2,000 (Collateralized by $1,900 U.S. Treasury Notes, 4.63%, 8/31/11, market value $2,044)	2,000	2,000

TOTAL REPURCHASE AGREEMENTS
(Cost $21,000)		21,000

TOTAL INVESTMENT SECURITIES
(Cost $6,654,714)—68.6%		8,042,061
Net other assets (liabilities)—31.4%		3,687,778

NET ASSETS—100.0%		$11,729,839

* Non-income producing security

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Equity Index Swap Agreement with Goldman Sachs International, based on the Dow Jones U.S. Telecommunications Index	$3,798,860	$(1,140)

ProFund VP Telecommunications invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Holding Companies-Diversified	$170,669	1.5%
Telecommunications	7,850,392	66.9%
Other**	3,708,778	31.6%

Total	$11,729,839	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to the financial statements.

154

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Telecommunications	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Common Stocks	$8,021,061	$–	$8,021,061
Repurchase Agreements	–	21,000	21,000

Total Investment Securities	8,021,061	21,000	8,042,061

Other Financial Instruments^	–	(1,140)	(1,140)

Total Investments	$8,021,061	$19,860	$8,040,921

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

155

PROFUNDS VP
ProFund VP Telecommunications

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$6,654,714

Securities, at value	8,021,061
Repurchase agreements, at value	21,000

Total Investment Securities, at value	8,042,061
Cash	289
Dividends receivable	3,895
Receivable for capital shares issued	97,267
Receivable for investments sold	3,753,911
Prepaid expenses	35

Total Assets	11,897,458

Liabilities:
Payable for investments purchased	139,630
Payable for capital shares redeemed	8,564
Unrealized loss on swap agreements	1,140
Advisory fees payable	4,032
Management services fees payable	538
Administration fees payable	340
Administrative services fees payable	3,422
Distribution fees payable	2,564
Trustee fees payable	27
Transfer agency fees payable	811
Fund accounting fees payable	681
Compliance services fees payable	117
Other accrued expenses	5,753

Total Liabilities	167,619

Net Assets	$11,729,839

Net Assets consist of:
Capital	$19,727,624
Accumulated net investment income (loss)	452,783
Accumulated net realized gains (losses) on investments	(9,836,775)
Net unrealized appreciation (depreciation) on investments	1,386,207

Net Assets	$11,729,839

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,743,894

Net Asset Value (offering and redemption price per share)	$6.73

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$586,881
Interest	46

Total Investment Income	586,927

Expenses:
Advisory fees	60,579
Management services fees	8,077
Administration fees	3,379
Transfer agency fees	5,207
Administrative services fees	27,484
Distribution fees	20,193
Custody fees	3,525
Fund accounting fees	7,129
Trustee fees	89
Other fees	15,160

Total Gross Expenses before reductions	150,822
Less Expenses reduced by the Advisor	(16,678)

Total Net Expenses	134,144

Net Investment Income (Loss)	452,783

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(536,651)
Net realized gains (losses) on swap agreements	262,053
Change in net unrealized appreciation/depreciation on investments	(3,540)

Net Realized and Unrealized Gains (Losses) on Investments	(278,138)

Change in Net Assets Resulting from Operations	$174,645

See accompanying notes to the financial statements.

156

PROFUNDS VP
ProFund VP Telecommunications

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$452,783	$423,510
Net realized gains (losses) on investments	(274,598)	(3,665,036)
Change in net unrealized appreciation/depreciation on investments	(3,540)	(5,419,102)

Change in net assets resulting from operations	174,645	(8,660,628)

Distributions to Shareholders From:
Net investment income	(423,510)	(884,395)
Net realized gains on investments	—	(4,885,994)

Change in net assets resulting from distributions	(423,510)	(5,770,389)

Capital Transactions:
Proceeds from shares issued	37,711,538	63,000,423
Dividends reinvested	423,510	5,770,389
Value of shares redeemed	(40,527,410)	(75,587,179)

Change in net assets resulting from capital transactions	(2,392,362)	(6,816,367)

Change in net assets	(2,641,227)	(21,247,384)
Net Assets:
Beginning of period	14,371,066	35,618,450

End of period	$11,729,839	$14,371,066

Accumulated net investment income (loss)	$452,783	$423,510

Share Transactions:
Issued	5,891,671	5,018,440
Reinvested	67,653	718,604
Redeemed	(6,340,355)	(5,456,766)

Change in shares	(381,031)	280,278

See accompanying notes to the financial statements.

157

PROFUNDS VP
ProFund VP Telecommunications

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$6.76	$19.31	$18.00	$13.48	$15.25

Investment Activities:
Net investment income (loss)(a)	0.36	0.35	0.29	0.23	0.32
Net realized and unrealized gains (losses) on investments	0.10 (b)	(5.89)	1.24	4.37	(1.29)

Total income (loss) from investment activities	0.46	(5.54)	1.53	4.60	(0.97)

Distributions to Shareholders From:
Net investment income	(0.49)	(1.07)	(0.16)	(0.08)	(0.32)
Net realized gains on investments	—	(5.94)	(0.06)	—	(0.48)

Total distributions	(0.49)	(7.01)	(0.22)	(0.08)	(0.80)

Net Asset Value, End of Period	$6.73	$6.76	$19.31	$18.00	$13.48

Total Return	7.32%	(34.42)%	8.39%	34.28%	(6.64)%

Ratios to Average Net Assets:
Gross expenses	1.87%	1.79%	1.72%	1.75%	1.91%
Net expenses	1.66%	1.63%	1.63%	1.68%	1.91%
Net investment income (loss)	5.61%	2.70%	1.45%	1.40%	2.25%

Supplemental Data:
Net assets, end of period (000’s)	$11,730	$14,371	$35,618	$44,158	$8,798
Portfolio turnover rate(c)	689%	613%	411%	525%	970%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

158

ProFund VP Utilities

The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index. For the year ended December 31, 2009, the Fund had a total return of 10.73%, compared to a total return of 12.58%1 of the Index. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to the daily performance of the Index.2

The Fund takes positions in securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Index. The Dow Jones U.S. Utilities Index measures the performance of the utilities industry of the U.S. equity market. Component companies include electric utilities, gas utilities, and water utilities.

Among the ten highest weighted index components at the beginning of the period that remained in the Index for the entire period, the top three performers were PG&E Corp (+15.34%), Duke Energy Corp (+14.66%), and Public Services Enterprise Group (+13.99%), while the bottom three performers in this group were Exelon Corp (–12.12%), Southern Co (–9.95%), and FirstEnergy Corp (–4.38%).

Value of a $10,000 Investment †

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Utilities from January 22, 2001 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP Utilities	1/22/2001	10.73%	3.68%	1.09%	1.73%	1.68%

Dow Jones U.S. Utilities Index	1/22/2001	12.58%	5.28%	3.26%	N/A	N/A

S&P 500 Index	1/22/2001	26.47%	0.42%	–0.20%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The listed indexes are price return indexes. The graph and table reflect the theoretical reinvestment of dividends on securities in the Indexes. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in calculations of the Indexes. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3 The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

159

PROFUNDS VP
ProFund VP Utilities

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Utilities seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Utilities Index.

Market Exposure
Investment Type	% of Net Assets

Equity Securities	101%

Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets

Exelon Corp.	7.1%
Southern Co.	5.8%
Dominion Resources, Inc.	5.1%
Duke Energy Corp.	4.9%
FPL Group, Inc.	4.4%

Dow Jones U.S. Utilities Index - Composition
% of Index

Electricity	73%
Gas, Water & MultiUtilities	27%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2009

Common Stocks (100.6%)
	Shares	Value

AGL Resources, Inc. (Gas)	6,345	$231,402
Allegheny Energy, Inc. (Electric)	14,382	337,689
ALLETE, Inc. (Electric)	2,538	82,942
Alliant Energy Corp. (Electric)	9,306	281,600
Ameren Corp. (Electric)	17,766	496,560
American Electric Power, Inc. (Electric)	40,185	1,398,036
American Water Works Co., Inc. (Water)	7,614	170,630
Aqua America, Inc. (Water)	11,421	199,982
Atmos Energy Corp. (Gas)	7,614	223,852
Avista Corp. (Electric)	4,653	100,458
Black Hills Corp. (Electric)	3,384	90,116
California Water Service Group (Water)	1,692	62,299
Calpine Corp.* (Electric)	29,187	321,057
CenterPoint Energy, Inc. (Electric)	30,879	448,054
Cleco Corp. (Electric)	5,076	138,727
CMS Energy Corp. (Electric)	19,035	298,088
Consolidated Edison, Inc. (Electric)	23,688	1,076,146
Constellation Energy Group, Inc. (Electric)	15,228	535,569
Covanta Holding Corp.* (Energy-Alternate Sources)	10,998	198,954
Dominion Resources, Inc. (Electric)	50,337	1,959,116
DPL, Inc. (Electric)	10,152	280,195
DTE Energy Co. (Electric)	13,536	590,034
Duke Energy Corp. (Electric)	107,865	1,856,357
Dynegy, Inc.—Class A* (Electric)	42,300	76,563
Edison International (Electric)	24,957	868,004
El Paso Electric Co.* (Electric)	3,807	77,206
Entergy Corp. (Electric)	16,074	1,315,496
EQT Corp. (Oil & Gas)	10,152	445,876
Exelon Corp. (Electric)	55,413	2,708,033
FirstEnergy Corp. (Electric)	25,803	1,198,549
FPL Group, Inc. (Electric)	31,725	1,675,714
Great Plains Energy, Inc. (Electric)	11,421	221,453
Hawaiian Electric Industries, Inc. (Electric)	7,614	159,133
IDACORP, Inc. (Electric)	3,807	121,634
Integrys Energy Group, Inc. (Electric)	6,345	266,426
ITC Holdings Corp. (Electric)	4,230	220,341
Laclede Group, Inc. (Gas)	1,692	57,139
Mirant Corp.* (Electric)	12,267	187,317
National Fuel Gas Co. (Pipelines)	5,499	274,950
New Jersey Resources Corp. (Gas)	3,384	126,562
Nicor, Inc. (Gas)	3,807	160,275
NiSource, Inc. (Electric)	22,842	351,310
Northeast Utilities System (Electric)	14,805	381,821
Northwest Natural Gas Co. (Gas)	2,115	95,260
NorthWestern Corp. (Electric)	2,961	77,045
NRG Energy, Inc.* (Electric)	21,573	509,338
NSTAR (Electric)	8,883	326,894
NV Energy, Inc. (Electric)	19,458	240,890
ONEOK, Inc. (Gas)	8,460	377,062
Pepco Holdings, Inc. (Electric)	18,612	313,612
PG&E Corp. (Electric)	31,302	1,397,634
Piedmont Natural Gas Co., Inc. (Gas)	5,922	158,413
Pinnacle West Capital Corp. (Electric)	8,460	309,467
PNM Resources, Inc. (Electric)	6,768	85,615
Portland General Electric Co. (Electric)	6,345	129,501
PPL Corp. (Electric)	31,302	1,011,368
Progress Energy, Inc. (Electric)	23,265	954,098
Public Service Enterprise Group, Inc. (Electric)	42,723	1,420,540
Questar Corp. (Pipelines)	14,382	597,860
RRI Energy, Inc.* (Electric)	29,187	166,950
SCANA Corp. (Electric)	9,306	350,650
Sempra Energy (Gas)	19,035	1,065,579
South Jersey Industries, Inc. (Gas)	2,538	96,901
Southern Co. (Electric)	66,834	2,226,909
Southwest Gas Corp. (Gas)	3,807	108,614
Spectra Energy Corp. (Pipelines)	53,721	1,101,818
TECO Energy, Inc. (Electric)	16,497	267,581
The AES Corp.* (Electric)	55,836	743,177
UGI Corp. (Gas)	8,883	214,880
Unisource Energy Corp. (Electric)	2,961	95,315
Vectren Corp. (Gas)	6,768	167,034
Westar Energy, Inc. (Electric)	8,883	193,028
WGL Holdings, Inc. (Gas)	4,230	141,874
Wisconsin Energy Corp. (Electric)	9,729	484,796
Xcel Energy, Inc. (Electric)	38,070	808,226

TOTAL COMMON STOCKS
(Cost $27,772,554)		38,509,594

TOTAL INVESTMENT SECURITIES
(Cost $27,772,554)—100.6%		38,509,594
Net other assets (liabilities)—(0.6)%		(240,264)

NET ASSETS—100.0%		$38,269,330

* Non-income producing security

See accompanying notes to the financial statements.

160

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Utilities	December 31, 2009

ProFund VP Utilities invested in the following industries as of December 31, 2009:

		% of
	Value	Net Assets

Electric	$32,232,378	84.2%
Energy-Alternate Sources	198,954	0.5%
Gas	3,224,847	8.4%
Oil & Gas	445,876	1.2%
Pipelines	1,974,628	5.2%
Water	432,911	1.1%
Other**	(240,264)	(0.6)%

Total	$38,269,330	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	Total

Description
Investment Securities:
Common Stocks	$38,509,594	$38,509,594

Total Investment Securities	$38,509,594	$38,509,594

See accompanying notes to the financial statements.

161

PROFUNDS VP
ProFund VP Utilities

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$27,772,554

Securities, at value	38,509,594

Total Investment Securities, at value	38,509,594
Dividends receivable	71,257
Receivable for capital shares issued	203,988
Prepaid expenses	68

Total Assets	38,784,907

Liabilities:
Cash overdraft	447,538
Advisory fees payable	16,549
Management services fees payable	2,207
Administration fees payable	1,149
Administrative services fees payable	11,982
Distribution fees payable	9,369
Trustee fees payable	90
Transfer agency fees payable	3,045
Fund accounting fees payable	2,297
Compliance services fees payable	449
Other accrued expenses	20,902

Total Liabilities	515,577

Net Assets	$38,269,330

Net Assets consist of:
Capital	$36,928,332
Accumulated net investment income (loss)	856,502
Accumulated net realized gains (losses) on investments	(10,252,544)
Net unrealized appreciation (depreciation) on investments	10,737,040

Net Assets	$38,269,330

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,393,967

Net Asset Value (offering and redemption price per share)	$27.45

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Dividends	$1,312,770
Interest	51

Total Investment Income	1,312,821

Expenses:
Advisory fees	218,605
Management services fees	29,147
Administration fees	12,406
Transfer agency fees	18,854
Administrative services fees	98,405
Distribution fees	72,868
Custody fees	6,710
Fund accounting fees	25,822
Trustee fees	401
Compliance services fees	193
Other fees	51,149

Total Gross Expenses before reductions	534,560
Less Expenses reduced by the Advisor	(49,516)

Total Net Expenses	485,044

Net Investment Income (Loss)	827,777

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	(1,777,591)
Change in net unrealized appreciation/depreciation on investments	2,256,825

Net Realized and Unrealized Gains (Losses) on Investments	479,234

Change in Net Assets Resulting from Operations	$1,307,011

See accompanying notes to the financial statements.

162

PROFUNDS VP
ProFund VP Utilities

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$827,777	$1,254,992
Net realized gains (losses) on investments	(1,777,591)	155,467
Change in net unrealized appreciation/depreciation on investments	2,256,825	(30,725,217)

Change in net assets resulting from operations	1,307,011	(29,314,758)

Distributions to Shareholders From:
Net investment income	(1,254,992)	(1,582,797)
Net realized gains on investments	—	(1,576,054)

Change in net assets resulting from distributions	(1,254,992)	(3,158,851)

Capital Transactions:
Proceeds from shares issued	52,956,407	99,734,550
Dividends reinvested	1,254,992	3,158,851
Value of shares redeemed	(51,533,751)	(230,100,577)

Change in net assets resulting from capital transactions	2,677,648	(127,207,176)

Change in net assets	2,729,667	(159,680,785)
Net Assets:
Beginning of period	35,539,663	195,220,448

End of period	$38,269,330	$35,539,663

Accumulated net investment income (loss)	$856,502	$1,254,992

Share Transactions:
Issued	2,058,306	2,927,028
Reinvested	48,269	99,304
Redeemed	(2,091,356)	(6,610,717)

Change in shares	15,219	(3,584,385)

See accompanying notes to the financial statements.

163

PROFUNDS VP
ProFund VP Utilities

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$25.78	$39.33	$34.84	$29.64	$26.55

Investment Activities:
Net investment income (loss)(a)	0.71	0.53	0.46	0.54	0.46
Net realized and unrealized gains (losses) on investments	2.00	(12.26)	4.97	5.11	3.04

Total income (loss) from investment activities	2.71	(11.73)	5.43	5.65	3.50

Distributions to Shareholders From:
Net investment income	(1.04)	(0.91)	(0.52)	(0.45)	(0.16)
Net realized gains on investments	—	(0.91)	(0.42)	—	(0.25)

Total distributions	(1.04)	(1.82)	(0.94)	(0.45)	(0.41)

Net Asset Value, End of Period	$27.45	$25.78	$39.33	$34.84	$29.64

Total Return	10.73%	(30.70)%	15.80%	19.22%	13.06%

Ratios to Average Net Assets:
Gross expenses	1.83%	1.75%	1.72%	1.75%	1.89%
Net expenses	1.66%	1.63%	1.63%	1.68%	1.89%
Net investment income (loss)	2.84%	1.54%	1.22%	1.68%	1.56%

Supplemental Data:
Net assets, end of period (000’s)	$38,269	$35,540	$195,220	$104,601	$75,931
Portfolio turnover rate(b)	139%	82%	168%	153%	251%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

164

ProFund VP U.S. Government Plus

The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”). For the twelve months ended December 31, 2009, the Fund had a total return of -32.62%, compared to a total return of –25.33%1 for the Long Bond. For the year, the Fund achieved an average daily statistical correlation of over 0.99 to 125% of the daily price movement of the Long Bond.2

The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times the daily price movement of the Long Bond. The Long Bond is the longest term outstanding 30-year bond issued by the U.S. Treasury. As of December 31, 2009 the most recent Long Bond issued carried a maturity date of November 15, 2039 and a 4.375% coupon.

The most recently issued 30-year U.S. Treasury Bond had a total return of –25.33% for the twelve months ended December 31, 2009 as measured by the Ryan Labs 30 Year Treasury Index. The yield on the Long Bond increased from 2.68% on 12/31/08 to 4.63% on 12/31/09. The Long Bond’s total return of –25.33% for the period consisted of 4.07% derived from the yield of the bond and –29.40% derived from the price change of the bond. Since this Fund employs leverage, the daily performance of the Long Bond had a magnified effect on the daily performance of the Fund.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP U.S. Government Plus from May 1, 2002 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009			Expense Ratios*

	Inception Date	1 Year	5 Year	Since Inception	Gross	Net

ProFund VP U.S. Government Plus	5/1/2002	–32.62%	2.95%	4.73%	1.43%	1.38%

30-year U.S. Treasury Bond	5/1/2002	–25.33%	4.53%	6.17%	N/A	N/A

Barclays Capital U.S. Treasury: Long-Term Index	5/1/2002	–13.17%	5.16%	6.45%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1 The Long Bond reflects a yield component. It does not reflect the impact of transaction and financing costs, nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects a yield component, the impact of transaction and financing costs and the deduction of fees and expenses.
2 1.00 equals perfect correlation. This calculation is based on the daily price return of the Long Bond.
3 The Barclays Capital U.S. Treasury: Long-Term Index, formerly the Lehman Brothers U.S. Treasury: Long-Term Index, is an unmanaged index that consists of public obligations of the U.S. Treasury that have remaining maturities of ten years or more and at least $250 million par amount outstanding. This index is a total return index and reflects both price return and yield. It does not reflect the impact of transaction costs nor the deduction of expenses associated with a mutual fund such as investment management and accounting fees. It is not possible to invest directly into an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

165

PROFUNDS VP
ProFund VP U.S. Government Plus

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond (“Long Bond”).

Market Exposure
Investment Type	% of Net Assets

Futures Contracts	3%
Swap Agreements	50%
U.S. Treasury Obligations	70%

Total Exposure	123%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2009

U.S. Treasury Obligations (70.3%)
	Principal
	Amount	Value

U.S. Treasury Bonds, 4.375%, 11/15/39	$31,100,000	$29,778,250

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $29,748,382)		29,778,250

Repurchase Agreements (28.3%)
Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,455,300 U.S. Treasury Notes, 1.00%, 12/31/11, market value $2,452,215)	2,404,000	2,404,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,454,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $2,453,639)	2,404,000	2,404,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,435,000 of various U.S. Treasury Securities, 0.12%‡–3.63%, 5/20/10–6/15/12, market value $2,457,051)	2,404,000	2,404,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,404,000 (Collateralized by $2,428,000 of various U.S. Government Agency Obligations, 2.08% –2.13%, 6/18/12, market value $2,454,334)	2,404,000	2,404,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $2,402,000 (Collateralized by $2,444,900 of various U.S. Treasury Notes, 1.13%–4.63%, 8/31/11–2/15/12, market value $2,450,092)	2,402,000	2,402,000

TOTAL REPURCHASE AGREEMENTS
(Cost $12,018,000)		12,018,000

TOTAL INVESTMENT SECURITIES
(Cost $41,766,382)—98.6%		41,796,250
Net other assets (liabilities)—1.4%		585,955

NET ASSETS—100.0%		$42,382,205

+
All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $2,250,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Purchased
		Unrealized
		Appreciation
	Contracts	(Depreciation)

30-Year U.S. Treasury Bond Futures Contract expiring 3/22/10 (Underlying notional amount at value $1,152,813)	10	$(40,016)

Swap Agreements
	Notional
	Amount	Unrealized
	at Value	Gain (Loss)

Swap Agreement with Credit Suisse Capital LLC, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	$20,777,750	$(384,448)
Swap Agreement with Citibank North America, based on the 30-Year U.S. Treasury Bond, 4.375% due 11/15/39	478,750	3,921

See accompanying notes to the financial statements.

166

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP U.S. Government Plus	December 31, 2009

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
U.S. Treasury Obligations	$–	$29,778,250	$29,778,250
Repurchase Agreements	–	12,018,000	12,018,000

Total Investment Securities	–	41,796,250	41,796,250

Other Financial Instruments^	(40,016)	(380,527)	(420,543)

Total Investments	$(40,016)	$41,415,723	$41,375,707

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

167

PROFUNDS VP
ProFund VP U.S. Government Plus

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$41,766,382

Securities, at value	29,778,250
Repurchase agreements, at value	12,018,000

Total Investment Securities, at value	41,796,250
Cash	952
Segregated cash balances with brokers for futures contracts	31,775
Interest receivable	176,656
Receivable for capital shares issued	869,493
Unrealized gain on swap agreements	3,921
Prepaid expenses	202

Total Assets	42,879,249

Liabilities:
Payable for capital shares redeemed	13,301
Unrealized loss on swap agreements	384,448
Variation margin on futures contracts	5,313
Advisory fees payable	13,570
Management services fees payable	2,714
Administration fees payable	1,670
Administrative services fees payable	16,329
Distribution fees payable	14,286
Trustee fees payable	130
Transfer agency fees payable	5,036
Fund accounting fees payable	3,339
Compliance services fees payable	754
Other accrued expenses	36,154

Total Liabilities	497,044

Net Assets	$42,382,205

Net Assets consist of:
Capital	$64,894,334
Accumulated net realized gains (losses) on investments	(22,121,454)
Net unrealized appreciation (depreciation) on investments	(390,675)

Net Assets	$42,382,205

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,370,088

Net Asset Value (offering and redemption price per share)	$17.88

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$761,151

Expenses:
Advisory fees	318,190
Management services fees	63,638
Administration fees	26,297
Transfer agency fees	40,715
Administrative services fees	202,104
Distribution fees	159,095
Custody fees	6,943
Fund accounting fees	54,527
Trustee fees	741
Other fees	96,988

Total Gross Expenses before reductions	969,238
Less Expenses reduced by the Advisor	(104,830)

Total Net Expenses	864,408

Net Investment Income (Loss)	(103,257)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on investment securities	2,585,350
Net realized gains (losses) on futures contracts	(636,465)
Net realized gains (losses) on swap agreements	(23,398,800)
Change in net unrealized appreciation/depreciation on investments	(11,724,436)

Net Realized and Unrealized Gains (Losses) on Investments	(33,174,351)

Change in Net Assets Resulting from Operations	$(33,277,608)

See accompanying notes to the financial statements.

168

PROFUNDS VP
ProFund VP U.S. Government Plus

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(103,257)	$1,562,232
Net realized gains (losses) on investments	(21,449,915)	31,295,071
Change in net unrealized appreciation/depreciation on investments	(11,724,436)	8,225,015

Change in net assets resulting from operations	(33,277,608)	41,082,318

Distributions to Shareholders From:
Net investment income	—	(1,562,266)
Return of capital	(30,119)	—
Net realized gains on investments	(24,247,436)	—

Change in net assets resulting from distributions	(24,277,555)	(1,562,266)

Capital Transactions:
Proceeds from shares issued	232,544,751	503,988,232
Dividends reinvested	24,277,555	1,562,266
Value of shares redeemed	(282,368,668)	(514,292,134)

Change in net assets resulting from capital transactions	(25,546,362)	(8,741,636)

Change in net assets	(83,101,525)	30,778,416
Net Assets:
Beginning of period	125,483,730	94,705,314

End of period	$42,382,205	$125,483,730

Accumulated net investment income (loss)	$—	$(34)

Share Transactions:
Issued	9,053,640	15,537,994
Reinvested	1,257,781	46,500
Redeemed	(10,596,545)	(15,879,501)

Change in shares	(285,124)	(295,007)

See accompanying notes to the financial statements.

169

PROFUNDS VP
ProFund VP U.S. Government Plus

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the	For the	For the	For the	For the
	year ended	year ended	year ended	year ended	year ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$47.26	$32.10	$30.20	$32.75	$30.74

Investment Activities:
Net investment income (loss)(a)	(0.05)	0.58	1.06	1.04	0.75
Net realized and unrealized gains (losses) on investments	(14.27)	15.15	1.91	(2.55)	2.01

Total income (loss) from investment activities	(14.32)	15.73	2.97	(1.51)	2.76

Distributions to Shareholders From:
Net investment income	—	(0.57)	(1.07)	(1.04)	(0.75)
Return of capital	(0.01)	—	—	—	—
Net realized gains on investments	(15.05)	—	—	—	—

Total distributions	(15.06)	(0.57)	(1.07)	(1.04)	(0.75)

Net Asset Value, End of Period	$17.88	$47.26	$32.10	$30.20	$32.75

Total Return	(32.62)%	49.73%	10.12%	(4.52)%	9.01%

Ratios to Average Net Assets:
Gross expenses	1.53%	1.45%	1.43%	1.42%	1.59%
Net expenses	1.36%	1.33%	1.33%	1.38%	1.59%
Net investment income (loss)	(0.16)%	1.71%	3.55%	3.45%	2.32%

Supplemental Data:
Net assets, end of period (000’s)	$42,382	$125,484	$94,705	$33,259	$91,463
Portfolio turnover rate(b)	808%	464%	474%	1,308%	1,660%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to the financial statements.

170

ProFund VP Falling U.S. Dollar

The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index. For the year ending December 31, 2009, the Fund had a total return of 3.04%, compared to a return of –4.00%1 for the Index. For the period, the Fund achieved an average daily statistical correlation of over 0.99 to the inverse of the daily performance of the Index.2

The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics to the inverse of the Index. The U.S. Dollar Index is a measure of the value of the U.S. Dollar (USD) versus a basket of six major currencies, including the Euro, Japanese Yen, British Sterling Pound, Canadian Dollar, Swedish Krona, and Swiss Franc. The Index uses static weights for each of six exchange rates: USD vs. Euro, 57.6%; USD vs. Japanese Yen, 13.6%; USD vs. British Sterling Pound, 11.9%; USD vs. Canadian Dollar, 9.1%; USD vs. Swedish Krona, 4.2%; and USD vs. Swiss Franc, 3.6%.

For the period, the USD strengthened only against the Japanese Yen, weakening versus the other five currencies:The USD strengthened 2.63% against the Japanese Yen while weakening –2.49% against the Euro, –9.70% against the Pound, –13.59% against the Canadian Dollar, –3.13% against the Swiss Franc and –8.60% against the Swedish Krona.

Since this Fund is designed to have inverse (opposite) daily correlation to the benchmark Index, it was inversely affected by the daily performance of the Index and the factors affecting the Index.

Value of a $10,000 Investment†

† The line graph represents historical performance of a hypothetical investment of $10,000 in the ProFund VP Falling U.S. Dollar from August 31, 2007 (inception date) to December 31, 2009 assuming the reinvestment of distributions.

Performance Data
		Average Annual Total Return as of December 31, 2009		Expense Ratios*

	Inception Date	1 Year	Since Inception	Gross	Net

ProFund VP Falling U.S. Dollar	8/31/2007	3.04%	1.73%	1.60%	1.60%

U.S. Dollar Index	8/31/2007	–4.00%	–1.55%	N/A	N/A

S&P 500 Index	8/31/2007	26.47%	–9.16%	N/A	N/A

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
* Reflects the expense ratio as reported in the Prospectus dated May 1, 2009. Contractual fee waivers are in effect through April 30, 2010.
1  The U.S. Dollar Index is a price return index. The graph and table DO NOT reflect the theoretical reinvestment of dividends nor the impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the reinvestment of dividends as well as the impact of transaction costs and the deduction of fees and expenses. It is not possible to invest directly in an index.
2  1.00 equals perfect correlation. This calculation is based on the daily price return of the Index.
3  The S&P 500 Index is an unmanaged index that consists of the common stocks of 500 major U.S. corporations selected for their size and the frequency and ease with which their stocks trade. The Index is a price return index. The graph and table reflect the theoretical reinvestment of dividends on securities in the Index. The impact of transaction costs and the deduction of expenses associated with a mutual fund such as investment management and accounting fees are not reflected in the Index calculations. It is not possible to invest directly in an index.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

171

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Falling U.S. Dollar seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the U.S. Dollar Index.

Market Exposure

Investment Type	% of Net Assets

Futures Contracts	(4)%
Forward Currency Contracts	(96)%

Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include; swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index - Currencies

% of Index

Euro	57%
Japanese Yen	14%
British Sterling Pound	12%
Canadian Dollar	9%
Swedish Krona	4%
Swiss Franc	4%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2009

Repurchase Agreements (105.6%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $413,800 U.S. Treasury Notes, 1.00%, 12/31/11, market value $413,280)	$405,000	$405,000
Deutsche Bank, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $414,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $413,939)	405,000	405,000
HSBC, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $398,900 of various U.S. Treasury Securities, 1.88%–3.63%, 9/16/11–6/15/12, market value $419,471)	405,000	405,000
UBS, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $405,000 (Collateralized by $413,000 Federal Home Loan Mortgage Corp., 2.08%, 6/18/12, market value $414,549)	405,000	405,000
UMB, 0.00%, 1/4/10+, dated 12/31/09, with a repurchase price of $398,000 (Collateralized by $398,900 of various U.S. Treasury Notes, 1.38%–4.63%, 8/31/11–2/15/12, market value $406,105)	398,000	398,000

TOTAL REPURCHASE AGREEMENTS
(Cost $2,018,000)		2,018,000

TOTAL INVESTMENT SECURITIES
(Cost $2,018,000)—105.6%		2,018,000
Net other assets (liabilities)—(5.6)%		(106,872)

NET ASSETS—100.0%		$1,911,128

+
All or a portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of December 31, 2009, the aggregate amount held in a segregated account was $332,000.

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Futures Contracts Sold
		Unrealized
		Appreciation
	Contracts	(Depreciation)

U.S. Dollar Index Futures Contract expiring 3/15/10 (Underlying notional amount at value $78,335)	1	$(1,662)

See accompanying notes to the financial statements.

172

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Falling U.S. Dollar	December 31, 2009

At December 31, 2009 the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Short:
British Sterling Pound vs. U.S. Dollar	1/8/10	8,409	$13,430	$13,580	$(150)
Canadian Dollar vs. U.S. Dollar	1/8/10	13,594	12,852	13,001	(149)
Euro vs. U.S. Dollar	1/8/10	34,303	48,889	49,170	(281)
Japanese Yen vs. U.S. Dollar	1/8/10	814,446	8,869	8,747	122
Swedish Krona vs. U.S. Dollar	1/8/10	26,510	3,620	3,707	(87)
Swiss Franc vs. U.S. Dollar	1/8/10	4,009	3,823	3,877	(54)

Total Short Contracts			$91,483	$92,082	$(599)

Long:
British Sterling Pound vs. U.S. Dollar	1/8/10	89,307	$144,062	$144,223	$161
Canadian Dollar vs. U.S. Dollar	1/8/10	118,406	110,689	113,244	2,555
Euro vs. U.S. Dollar	1/8/10	501,218	720,020	718,440	(1,580)
Japanese Yen vs. U.S. Dollar	1/8/10	15,297,355	169,993	164,283	(5,710)
Swedish Krona vs. U.S. Dollar	1/8/10	365,862	50,346	51,154	808
Swiss Franc vs. U.S. Dollar	1/8/10	47,607	45,440	46,036	596

Total Long Contracts			$1,240,550	$1,237,380	$(3,170)

At December 31, 2009 the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

		Contract Amount	Contract		Unrealized
	Delivery	in Local	Value	Fair	Appreciation
Currency	Date	Currency	in U.S. Dollars	Value	(Depreciation)

Long:
British Sterling Pound vs. U.S. Dollar	1/8/10	53,907	$86,969	$87,054	$85
Canadian Dollar vs. U.S. Dollar	1/8/10	70,129	65,674	67,071	1,397
Euro vs. U.S. Dollar	1/8/10	269,603	387,338	386,446	(892)
Japanese Yen vs. U.S. Dollar	1/8/10	8,682,882	96,114	93,248	(2,866)
Swedish Krona vs. U.S. Dollar	1/8/10	210,819	29,013	29,476	463
Swiss Franc vs. U.S. Dollar	1/8/10	24,607	23,507	23,795	288

Total Long Contracts			$688,615	$687,090	$(1,525)

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 1	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$–	$2,018,000	$2,018,000

Total Investment Securities	–	2,018,000	2,018,000

Other Financial Instruments^	(1,662)	(5,294)	(6,956)

Total Investments	$(1,662)	$2,012,706	$2,011,044

^
Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss in the investment.

See accompanying notes to the financial statements.

173

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$2,018,000

Repurchase agreements, at value	2,018,000

Total Investment Securities, at value	2,018,000
Cash	188
Segregated cash balances with brokers for futures contracts	1,596
Unrealized appreciation on forward currency contracts	6,475
Prepaid expenses	5

Total Assets	2,026,264

Liabilities:
Payable for capital shares redeemed	5,310
Payable for closed forward currency contracts	91,680
Unrealized depreciation on forward currency contracts	11,769
Variation margin on futures contracts	60
Advisory fees payable	1,246
Management services fees payable	166
Administration fees payable	65
Administrative services fees payable	1,243
Distribution fees payable	1,236
Trustee fees payable	5
Transfer agency fees payable	194
Fund accounting fees payable	130
Compliance services fees payable	29
Other accrued expenses	2,003

Total Liabilities	115,136

Net Assets	$1,911,128

Net Assets consist of:
Capital	$3,913,695
Accumulated net realized gains (losses) on investments	(1,995,611)
Net unrealized appreciation (depreciation) on investments	(6,956)

Net Assets	$1,911,128

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	63,387

Net Asset Value (offering and redemption price per share)	$30.15

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$1,707

Expenses:
Advisory fees	14,264
Management services fees	1,902
Administration fees	794
Transfer agency fees	1,210
Administrative services fees	4,781
Distribution fees	4,755
Custody fees	5,437
Fund accounting fees	1,626
Trustee fees	24
Compliance services fees	13
Other fees	3,739

Total Gross Expenses before reductions	38,545
Less Expenses reduced by the Advisor	(2,218)

Total Net Expenses	36,327

Net Investment Income (Loss)	(34,620)

Realized and Unrealized Gains (Losses) on Investments:
Net realized gains (losses) on futures contracts	30,898
Net realized gains (losses) on forward currency contracts	7,826
Change in net unrealized appreciation/depreciation on investments	44,180

Net Realized and Unrealized Gains (Losses) on Investments	82,904

Change in Net Assets Resulting from Operations	$48,284

See accompanying notes to the financial statements.

174

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income (loss)	$(34,620)	$58,271
Net realized gains (losses) on investments	38,724	(2,015,803)
Change in net unrealized appreciation/depreciation on investments	44,180	(57,117)

Change in net assets resulting from operations	48,284	(2,014,649)

Distributions to Shareholders From:
Net investment income	(58,271)	(6,806)
Net realized gains on investments	—	(3,723)

Change in net assets resulting from distributions	(58,271)	(10,529)

Capital Transactions:
Proceeds from shares issued	3,077,886	64,683,519
Dividends reinvested	58,271	10,529
Value of shares redeemed	(3,553,822)	(60,862,365)

Change in net assets resulting from capital transactions	(417,665)	3,831,683

Change in net assets	(427,652)	1,806,505
Net Assets:
Beginning of period	2,338,780	532,275

End of period	$1,911,128	$2,338,780

Share Transactions:
Issued	102,719	1,929,188
Reinvested	1,896	338
Redeemed	(118,724)	(1,868,740)

Change in shares	(14,109)	60,786

See accompanying notes to the financial statements.

175

PROFUNDS VP
ProFund VP Falling U.S. Dollar

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
			For the period
	For the year ended	For the year ended	Aug. 31, 2007 through
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007(a)

Net Asset Value, Beginning of Period	$30.18	$31.85	$30.00

Investment Activities:
Net investment income (loss)(b)	(0.55)	0.15	0.29
Net realized and unrealized gains (losses) on investments	1.49	(1.70)	1.56

Total income (loss) from investment activities	0.94	(1.55)	1.85

Distributions to Shareholders From:
Net investment income	(0.97)	(0.08)	—
Net realized gains on investments	—	(0.04)	—

Total distributions	(0.97)	(0.12)	—

Net Asset Value, End of Period	$30.15	$30.18	$31.85

Total Return	3.04%	(4.86)%	6.17%	(c)

Ratios to Average Net Assets:
Gross expenses(d)	2.03%	1.62%	2.52%
Net expenses(d)	1.91% (e)	1.58%	1.63%
Net investment income (loss)(d)	(1.82)%	0.46%	2.78%

Supplemental Data:
Net assets, end of period (000’s)	$1,911	$2,339	$532
Portfolio turnover rate(f)	—	—	—

(a)	Commencement of operations
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)
The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)
Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to the financial statements.

176

ProFund VP Money Market

The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. The Fund’s seven-day yield, as of December 31, 2009, was 0.01%1.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Past performance does not guarantee future results. Return calculations assume the reinvestment of distributions and do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. The performance above reflects any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would be lower. Performance numbers are net of all Fund expenses but do not include any insurance, sales, or administrative charges of variable annuity or life insurance contracts. If these charges were included, the returns would be lower. To obtain performance current to the most recent month-end, please call toll-free 1-888-776-3637.
1  The seven-day yield quotation more closely reflects the current earnings of the money market fund than the total return quotation.

The above information is not covered by the Report of Independent Registered Public Accounting Firm.

177

PROFUNDS VP
ProFund VP Money Market

Allocation of Portfolio Holdings & Index Composition (unaudited)
December 31, 2009

Investment Objective:  The ProFund VP Money Market seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in the ProFund VP Money Market is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP Money Market strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Market Exposure

Investment Type	% of Net Assets

Repurchase Agreements	97%

Total Exposure	97%

PROFUNDS VP	Schedule of Portfolio Investments
ProFund VP Money Market	December 31, 2009

Repurchase Agreements (97.4%)
	Principal
	Amount	Value

Bank of America, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $45,424,700 U.S. Treasury Notes, 1.00%, 12/31/11, market value $45,367,620)	$44,478,000	$44,478,000
Deutsche Bank, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $45,375,000 Federal Home Loan Mortgage Corp., 0.08%‡, 3/8/10, market value $45,368,328)	44,478,000	44,478,000
HSBC, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $41,283,000 Federal Home Loan Mortgage Corp., 4.88%, 11/15/13, market value $45,367,870)	44,478,000	44,478,000
UBS, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $45,199,000 Federal Home Loan Bank, 2.00%, 10/15/14, market value $45,368,496)	44,478,000	44,478,000
UMB, 0.00%, 1/4/10, dated 12/31/09, with a repurchase price of $44,478,000 (Collateralized by $44,785,000 of various U.S. Treasury Bills, 0.88%–2.00%, 9/30/10–12/31/10, market value $45,367,643)	44,478,000	44,478,000

TOTAL REPURCHASE AGREEMENTS
(Cost $222,390,000)		222,390,000

TOTAL INVESTMENT SECURITIES
(Cost $222,390,000)—97.4%		222,390,000
Net other assets (liabilities)—2.6%		5,905,331

NET ASSETS—100.0%		$228,295,331

‡	Represents the effective yield or interest rate in effect at December 31, 2009.

Valuation Information

The following is a summary of the valuation inputs used to value the Fund’s investments at December 31, 2009. The inputs or methodology used for valuing investments may not be an indication of the risk associated with investing in those investments. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Note 2 to the Financial Statements.

	LEVEL 2	Total

Description
Investment Securities:
Repurchase Agreements	$222,390,000	$222,390,000

Total Investment Securities	$222,390,000	$222,390,000

See accompanying notes to the financial statements.

178

PROFUNDS VP ProFund VP Money Market

Statement of Assets and Liabilities
December 31, 2009

Assets:
Total Investment Securities, at cost	$222,390,000

Repurchase agreements, at value	222,390,000

Total Investment Securities, at value	222,390,000
Cash	149
Receivable for capital shares issued	7,255,603
Receivable from Advisor	150,177
Prepaid expenses	941

Total Assets	229,796,870

Liabilities:
Payable for capital shares redeemed	1,072,196
Administration fees payable	7,136
Administrative services fees payable	52,216
Distribution fees payable	104,658
Trustee fees payable	558
Transfer agency fees payable	20,569
Fund accounting fees payable	14,274
Compliance services fees payable	3,380
Other accrued expenses	226,552

Total Liabilities	1,501,539

Net Assets	$228,295,331

Net Assets consist of:
Capital	$228,295,331

Net Assets	$228,295,331

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	228,295,331

Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations
For the year ended December 31, 2009

Investment Income:
Interest	$258,365

Expenses:
Advisory fees	1,972,174
Management services fees	262,955
Administration fees	114,920
Transfer agency fees	177,796
Administrative services fees	312,351
Distribution fees	112,686
Custody fees	14,609
Fund accounting fees	238,191
Treasury Guarantee Program fees (See Note 8)	84,157
Trustee fees	5,569
Compliance services fees	2,417
Other fees	420,286

Total Gross Expenses before reductions	3,718,111
Less Expenses reduced by the Advisor	(3,550,225)

Total Net Expenses	167,886

Net Investment Income	90,479

Change in Net Assets Resulting from Operations	$90,479

See accompanying notes to the financial statements.

179

PROFUNDS VP ProFund VP Money Market

Statements of Changes in Net Assets
	For the	For the
	year ended	year ended
	December 31, 2009	December 31, 2008

From Investment Activities:
Operations:
Net investment income	$90,479	$2,089,165

Change in net assets resulting from operations	90,479	2,089,165

Distributions to Shareholders From:
Net investment income	(90,479)	(2,089,165)

Change in net assets resulting from distributions	(90,479)	(2,089,165)

Capital Transactions:
Proceeds from shares issued	2,117,847,225	2,517,063,854
Dividends reinvested	90,479	2,089,165
Value of shares redeemed	(2,164,660,841)	(2,495,906,011)

Change in net assets resulting from capital transactions	(46,723,137)	23,247,008

Change in net assets	(46,723,137)	23,247,008
Net Assets:
Beginning of period	275,018,468	251,771,460

End of period	$228,295,331	$275,018,468

Share Transactions:
Issued	2,117,847,225	2,517,063,854
Reinvested	90,479	2,089,165
Redeemed	(2,164,660,841)	(2,495,906,011)

Change in shares	(46,723,137)	23,247,008

See accompanying notes to the financial statements.

180

PROFUNDS VP ProFund VP Money Market

Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated.
	For the		For the		For the	For the	For the
	year ended		year ended		year ended	year ended	year ended
	Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	0.008		0.037	0.036	0.018

Distributions to Shareholders From:
Net investment income	—	(a)	(0.008)		(0.037)	(0.036)	(0.018)

Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.03%		0.84%		3.77%	3.68%	1.80%

Ratios to Average Net Assets:
Gross expenses	1.41%		1.49%		1.37%	1.33%	1.34%
Net expenses	0.06%	(b)	0.99%	(b)	1.30%	1.29%	1.34%
Net investment income	0.03%		0.82%		3.67%	3.65%	1.91%

Supplemental Data:
Net assets, end of period (000’s)	$228,295		$275,018		$251,771	$152,750	$56,286

(a)	Amount is less than $0.0005.
(b)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

181

PROFUNDS VP

Notes to Financial Statements
December 31, 2009

1.	Organization

ProFunds (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP”. Each non-money market ProFund VP is a “non-diversified” series of the Trust pursuant to the 1940 Act. Each ProFund VP offers one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds’ VP maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP. However, based on experience, the ProFunds VP expect any risk of loss to be remote.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates. Management has evaluated events and transactions through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security prices are generally provided by an independent pricing service. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security.

For the non-money market ProFunds VP, derivatives (e. g., futures contracts, options, swap agreements and forward currency contracts) are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined. If there was no sale on that day, and for non-exchange traded derivatives, fair valuation procedures as described below may be applied.

When ProFund Advisors LLC (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e. g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

182

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the ProFunds’ VP investments are summarized in the three broad levels listed below:

• Level 1—quoted prices in active markets for identical assets
• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
• Level 3—significant unobservable inputs (including the ProFunds’ VP own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

A summary of the valuations as of December 31, 2009, based upon the three levels defined above, is included in each ProFund VP’s Schedule of Portfolio Investments.

Repurchase Agreements

The ProFunds VP will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP is monitored by the Advisor. Repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon future price and date, normally one day or a few days later. The repurchase price is greater than the price paid by the ProFund VP, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying collateral securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

In addition, the value of the collateral underlying the repurchase agreement is monitored to ensure that the collateral is at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within the ProFunds and Access One Trust invest in repurchase agreements jointly, therefore, each ProFund VP holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFundVP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, the ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement.

Real Estate Investment Trusts

The non-money market ProFunds VP, other than ProFund VP U.S. Government Plus, may own shares of real estate investment trusts (“REITS”) which report information on the source of their distributions annually. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

Short Sales

The non-money market ProFunds VP may engage in short sales. When a ProFund VP engages in a short sale, the ProFund VP records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The ProFund VP may also incur dividend expense if a security that has been sold short declares a dividend and is shown as an expense in the Statement of Operations and included in the expense ratio, as applicable. To borrow the security, a ProFund VP also may be required to pay a premium, which would increase the cost of the security sold. The ProFund VP is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

Short sales involve elements of market risk and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. This risk is potentially unlimited, as a ProFund VP that sells a security short without hedging will be exposed to any market value increase in the security sold short. As of December 31, 2009, there were no short sale transactions.

183

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

When-Issued Securities

Each ProFund VP may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during this period. At the time a ProFund VP makes the commitment to purchase securities on a when-issued basis, the ProFund VP will record the transaction and thereafter reflect the value of the securities, each day, in determining the ProFund VP’s net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian or designate collateral for such when-issued securities on the ProFund VP’s records. As of December 31, 2009, the ProFunds VP did not hold any when-issued securities.

Foreign Currency Transactions

The accounting records of the ProFunds VP are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a ProFund VP denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The ProFunds VP do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, options, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the inverse, multiple, or multiple inverse performance of its daily benchmark, as appropriate, based upon each ProFund VP’s investment objective.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments, and the notional amount (contract value for forward currency contracts) of these open positions relative to each ProFund VP’s net assets is generally representative of the notional amount/contract value of open positions to net assets throughout the reporting period for each respective ProFund VP. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount/contract value, in comparison to net assets consistent with each ProFund VP’s investment objective. The following is a description of the derivative instruments utilized by the ProFunds VP, including the primary underlying risk exposures related to each instrument type.

Futures Contracts and Related Options

The non-money market ProFunds VP may purchase or sell stock index futures contracts or bond futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A stock index futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. The underlying stocks in the index are not physically delivered. A bond futures contract, if held to expiration, generally obligates the seller to deliver (and the purchaser to accept) one of the specified underlying reference bonds. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When a ProFund VP purchases a put or call option on a futures contract, the ProFund VP pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, a ProFund VP receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the ProFund VP the underlying futures contract for a specified price upon exercise at any time during the option period.

Upon entering into a contract, the ProFund VP is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts, if applicable, and is restricted as to its use. Pursuant to the contract, the ProFund VP agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the ProFund VP as unrealized gains or losses. The ProFund VP will realize a gain or loss upon closing of a futures transaction.

184

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock index futures contracts and interest rate risk related to bond futures contracts) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each ProFund VP has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the ProFunds VP since futures contracts are exchange-traded and the exchange’s clearinghouse, as a counterparty to all exchange-traded future contracts, guarantees the futures contracts against default.

Options

The non-money market ProFunds VP may purchase and write options on stock indexes to create investment exposure consistent with their investment objectives, hedge or limit the exposure of their positions, or create synthetic money market positions. A stock index fluctuates with changes in the market values of the stocks included in the index, and therefore options on stock indexes involve elements of equity price risk. Options on stock indexes give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The writer (seller) of the option is obligated, in return for the premiums received from the purchaser of the option, to make delivery of this amount to the purchaser. All settlements of index options transactions are in cash. All option contracts held as of December 31, 2009 are exchange traded.

The ProFund VP Falling U.S. Dollar may buy or sell put and call options on foreign currencies, either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. As of December 31, 2009, the ProFund VP Falling U.S. Dollar did not hold any foreign currency options.

Put and call options purchased are accounted for in the same manner as portfolio securities. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options are valued daily and unrealized appreciation or depreciation is recorded. The ProFund VP will realize a gain or loss upon the expiration or closing of the option transaction.

Options are subject to substantial risks. The primary risks include the risk of imperfect correlation between the option price and the value of the underlying securities composing the stock index or foreign currencies selected, as applicable, the possibility of an illiquid market for the option or the inability of counterparties to perform. The ProFunds VP did not write options during the period.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. In addition to the foreign currency risk related to the use of these contracts, the ProFund VP could be exposed to risks if the counterparties to the contracts are unable to meet the terms of the contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date.

ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

185

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Swap Agreements

The non-money market ProFunds VP may enter into swap agreements, primarily equity index or bond swap agreements based on the applicable benchmark of each ProFund VP, for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the ProFund VP’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

Equity index and bond swap agreements are bilateral agreements where one party (payer) agrees to pay the other (receiver) the return on an index or a specified asset in exchange for a fixed or floating rate of return. The swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to, as applicable, an asset without owning or shorting the underlying asset, as applicable. The receiver is entitled to the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted out against each other, resulting in a single amount that is either due to or from each party.

Swap agreements do not involve the delivery of securities or other underlying instruments. The net amount, whether positive or negative, of a ProFund VP’s obligations over its entitlements with respect to each swap agreement is accrued on a daily basis and, in the case that a ProFund VP has a net obligation, an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess, is maintained in a segregated tri-party account by the ProFund VP’s custodian. When a ProFund VP is a return receiver, the net amount of the gain or loss on the notional amount plus dividends or interest associated with the reference asset less the interest owed on the notional amount are recorded as “unrealized gain or loss on swap agreements” until the swap agreement is settled in cash. When the ProFund VP is a payer of the return, the ProFund VP pays the return of the index or specified assets plus related dividends or interest and receives interest on the notional amount outstanding. These amounts are netted to determine the value of the swap agreement. When cash is exchanged, which is generally no later than monthly, the net gain or loss realized is recorded as “realized gains or losses on swap agreements.”

The Trust, on behalf of a ProFund VP, may enter into agreements with certain counterparties for derivative transactions. These agreements contain various conditions, events of default, termination events, covenants and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed the party under the agreement. This could cause a ProFund VP to have to enter into a new transaction with the same counterparty, enter into a transaction with a different counterparty or seek to achieve its investment objective through any number of different investments or investment techniques.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements and interest rate risk related to bond swap agreements) and exposure to loss in excess of the amount reflected on the Statement of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedule of Portfolio Investments, reflect the extent of the total investment exposure each ProFund VP has under the swap agreement which may exceed the net asset value of the ProFund VP. The primary risks associated with the use of swap agreements are imperfect correlation between the price of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform. A ProFund VP bears the risk of loss of the net amount, if any, expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The unrealized gain (loss) as of the period end is disclosed in the swap tables included in the Schedule of Portfolio Investments. A ProFund VP will enter into swap agreements only with large, established and well capitalized financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. The ProFund VP may use various techniques to minimize credit risk including early termination and payment, using different counterparties and limiting the net amount due from any individual counterparty. All of the outstanding swap agreements at December 31, 2009 contractually terminate within one month but may be terminated without penalty by either party daily. Upon termination, the ProFund VP is entitled to pay or receive the “unrealized gain or loss” amount.

The ProFund VP, as applicable, collateralizes swap agreements with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments of the ProFund VP, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the ProFund VP. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. The ProFund VP remains subject to credit risk with respect to the amount it expects to receive from counterparties, as those amounts are not similarly collateralized by the counterparty. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

Summary of Derivative Instruments

The following is a summary of the fair value of Derivative Instruments as of December 31, 2009:

		Asset Derivatives		Liability Derivatives

		Statements of		Statements of
Primary Risk		Assets and	Total	Assets and	Total
Exposure	Fund	Liabilities Location	Fair Value*	Liabilities Location	Fair Value*

Equity Contracts	ProFund VP Bull	Variation margin on	$28,476	Variation margin on	$187,596
	ProFund VP Mid-Cap	futures contracts	319,096	futures contracts	74,884
	ProFund VP Small-Cap	and unrealized gain	–	and unrealized loss	53,346
	ProFund VP NASDAQ-100	on swap agreements	92,578	on swap agreements	120,245
	ProFund VP Asia 30		–		–
	ProFund VP Europe 30		12,328		–
	ProFund VP International		34,650		61,588
	ProFund VP Emerging Markets		95,861		–
	ProFund VP Japan		740,853		–
	ProFund VP UltraSmall-Cap		52,085		417,270
	ProFund VP Short Small-Cap		146,177		68,573
	ProFund VP Short NASDAQ-100		103,473		66,204
	ProFund VP Short International		12,354		5,763
	ProFund VP Short Emerging Markets		–		3,813
	ProFund VP Oil & Gas		–		–
	ProFund VP Pharmaceuticals		–		990
	ProFund VP Precious Metals		–		2,664,123
	ProFund VP Telecommunications		–		1,140
Foreign Exchange Contracts	ProFund VP Falling U.S. Dollar	Unrealized appreciation	6,475	Variation margin on	13,431
		on forward currency		futures contracts
		contracts		and unrealized
				depreciation on
				forward currency
				contracts
Interest Rate Contracts	ProFund VP U.S. Government Plus	Unrealized gain on	3,921	Variation margin on	424,464
		swap agreements		futures contracts
				and unrealized loss
				on swap agreements

*
Total Fair Value is presented by Primary Risk Exposure. For swap agreements and forward currency contracts, such amounts represent the unrealized gain/appreciation (for asset derivatives) or loss/depreciation (for liability derivatives). For futures contracts, the amounts represent the cumulative appreciation/depreciation of these futures contracts as reported in the Schedules of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on Futures Contracts.

187

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The following is the effect of Derivative Instruments on the Statement of Operations for the year ended December 31, 2009:

			Realized Gain	Change in Unrealized
			(Loss) on	Appreciation
		Location of Gain (Loss)	Derivatives	(Depreciation) on
		on Derivatives	Recognized	Derivatives Recognized
Primary Risk Exposure	Fund	Recognized in Income	in Income	in Income

Equity Contracts	ProFund VP Bull	Net realized gains (losses)	$3,976,560	$(437,528)
	ProFund VP Mid-Cap	on investment securities*,	944,870	153,049
	ProFund VP Small-Cap	futures contracts and	(39,959)	(102,917)
	ProFund VP NASDAQ-100	swap agreements/change	5,778,957	(90,860)
	ProFund VP Asia 30	in unrealized appreciation/	81,239	–
	ProFund VP Europe 30	depreciation on investments	(2,081)	12,328
	ProFund VP International		2,134,467	(71,285)
	ProFund VP Emerging Markets		5,474,884	39,145
	ProFund VP Japan		190,104	285,682
	ProFund VP UltraSmall-Cap		6,382,121	(1,617,315)
	ProFund VP Short Small-Cap		(10,397,721)	671,918
	ProFund VP Short NASDAQ-100		(11,761,028)	676,698
	ProFund VP Short International		(1,885,591)	247,219
	ProFund VP Short Emerging Markets		(1,913,442)	151,797
	ProFund VP Oil & Gas		493,240	2,399
	ProFund VP Pharmaceuticals		33,133	(240)
	ProFund VP Precious Metals		30,955,736	(4,085,716)
	ProFund VP Telecommunications		262,053	510
Foreign Exchange Contracts	ProFund VP Falling U.S. Dollar	Net realized gains (losses)	38,724	44,180
		on futures contracts and
		forward currency contracts/
		change in net unrealized
		appreciation/depreciation
		on investments
Interest Rate Contracts	ProFund VP U.S. Government Plus	Net realized gains (losses)	(24,035,265)	1,190,705
		on futures contracts and
		swap agreements/change
		in unrealized appreciation/
		depreciation on investments

* For options purchased.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one ProFund VP, or jointly with an affiliate, are allocated among the respective ProFunds VP and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. The ProFunds VP have a tax year end of December 31st.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3.	Fees and Transactions with Affiliates

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (except ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75%, of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of ProFunds and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual Fund: 0.025% of the ProFund’s VP daily net asset value from $500 million to $1 billion,0.05% of the ProFund’s VP daily net asset value from $1 billion to $2 billion, and 0.075% of such assets in excess of $2 billion.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Administration fees include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program. Citi also acts as transfer agent and fund accounting agent for the ProFunds VP for which it receives additional fees. As transfer agent for the ProFunds VP, Citi receives a base fee, service charges, fees based on the number of VP Funds and reimbursement of certain expenses. As fund accounting agent for the ProFunds VP, Citi receives an annual fee based on the ProFunds’ and Access One Trust’s aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor.

Under a Distribution and Shareholder Services Plan (the “Plan”), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and ProFunds Distributors, Inc. up to 0.25%, on an annualized basis, of its average daily net assets as compensation for distribution-related activities and/or shareholder services.

During the year ended December 31, 2009, ProFund VP Money Market paid an amount less than 0.25% on an annualized basis of its average daily net assets to maintain a more competitive yield. Had ProFund VP Money Market paid an amount equal to 0.25% of its average daily net assets, the Distribution and Service Fees would have been $657,391 for the year ended December 31, 2009.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

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PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with the Access One and affiliated Trusts, will pay each Independent Trustee compensation for his services as Trustee at the annual rate of $133,500. Independent Trustees will also receive $6,375 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. Each of the two Independent Trustees were compensated $171,000 ($342,000 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds, Access One and affiliated Trusts for the year ended December 31, 2009. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.”

For the period May 1, 2008 through April 30, 2009, the Advisor had contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses to an annualized rate of 1.63% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses were limited to an annualized rate of 1.33% of its average daily net assets. ProFund VP Money Market’s operating expenses were limited to an annualized rate of 1.30% of its average daily net assets.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP for the period from May 1, 2009 through April 30, 2010 in order to limit the annual operating expenses to an annualized rate of 1.68% of the average daily net assets of each ProFund VP (except ProFund VP U.S. Government Plus and ProFund VP Money Market). ProFund VP U.S. Government Plus’ operating expenses are limited to an annualized rate of 1.38% of its average daily net assets. ProFund VP Money Market’s operating expense is limited to an annualized rate of 1.35% of its average daily net assets.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Bull	$—	$—	$126,900	$58,005	$184,905
ProFund VP Mid-Cap	—	1,412	5,663	1,051	8,126
ProFund VP Small-Cap	—	—	1,788	21,570	23,358
ProFund VP NASDAQ-100	3,520	8,984	69,998	53,474	135,976
ProFund VP Small-Cap Value	4,722	64,946	82,762	51,221	203,651
ProFund VP Asia 30	—	—	106,690	30,209	136,899
ProFund VP Europe 30	—	—	36,510	44,684	81,194
ProFund VP International	—	2,301	1,626	—	3,927
ProFund VP Emerging Markets	—	2,688	801	3,750	7,239
ProFund VP Japan	5,380	—	15,335	8,004	28,719
ProFund VP UltraSmall-Cap	—	30,280	34,841	22,703	87,824
ProFund VP Short Small-Cap	—	—	22,389	26,838	49,227
ProFund VP Short NASDAQ-100	3,792	10,222	44,947	15,588	74,549
ProFund VP Short International	—	1,768	4,189	1,998	7,955
ProFund VP Short Emerging Markets	—	1,922	5,422	1,962	9,306
ProFund VP Basic Materials	4,956	21,735	89,196	47,751	163,638
ProFund VP Consumer Services	26,009	30,317	23,581	16,949	96,856
ProFund VP Financials	17,543	35,692	55,521	31,388	140,144
ProFund VP Oil & Gas	62,332	45,630	155,284	76,632	339,878

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Notes to Financial Statements (continued)
December 31, 2009

	Expires	Expires	Expires	Expires
	04/30/10	04/30/11	04/30/12	04/30/13	Total

ProFund VP Pharmaceuticals	$3,031	$15,085	$15,367	$15,981	$49,464
ProFund VP Precious Metals	—	22,547	107,185	115,486	245,218
ProFund VP Telecommunications	9,953	25,680	28,034	7,842	71,509
ProFund VP Utilities	27,384	50,239	100,732	25,333	203,688
ProFund VP U.S. Government Plus	—	36,984	173,433	25,823	236,240
ProFund VP Falling U.S. Dollar	—	3,820	2,218	—	6,038
ProFund VP Money Market	—	110,014	491,368	177,180	778,562

During the year ended December 31, 2009, the Advisor voluntarily waived and reimbursed additional fees of $1,254,921 for ProFund VP Money Market. These fees were voluntarily waived to maintain a more competitive yield. These fees are not available to be recouped in subsequent years and may be stopped at any time. In addition, during the period, the Advisor voluntarily contributed capital of $5,850 in the ProFund VP International in connection with an investment valuation adjustment. The impact to the net asset value and total return is disclosed in the ProFund VP International’s Financial Highlights.

Effective May 1, 2009, the Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market for the period from May 1, 2009 through April 30, 2010 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor. The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not cause the annual operating expenses to exceed the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of December 31, 2009, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

			Expires
			04/30/13

	ProFund VP Money Market		$2,077,298

4.	Securities Transactions

	The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

		Purchases	Sales

	ProFund VP Bull	$85,142,454	$73,533,299
	ProFund VP Small-Cap	10,933,577	12,127,464
	ProFund VP NASDAQ-100	74,674,568	69,632,438
	ProFund VP Small-Cap Value	80,220,963	79,223,236
	ProFund VP Asia 30	189,367,067	159,028,759
	ProFund VP Europe 30	86,300,961	64,568,506
	ProFund VP Emerging Markets	7,065,850	430,658
	ProFund VP UltraSmall-Cap	11,855,711	19,530,599
	ProFund VP Basic Materials	107,921,803	76,632,339
	ProFund VP Consumer Services	14,753,096	14,107,513
	ProFund VP Financials	61,541,030	61,142,654
	ProFund VP Oil & Gas	96,847,483	80,727,471
	ProFund VP Pharmaceuticals	67,520,709	65,569,790
	ProFund VP Telecommunications	48,336,401	48,812,703
	ProFund VP Utilities	43,598,796	41,033,782

	The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the year ended December 31, 2009 were as follows:

		Purchases	Sales

	ProFund VP Precious Metals	$35,510,241	$—
	ProFund VP U.S. Government Plus	163,921,334	176,755,232

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Notes to Financial Statements (continued)
December 31, 2009

5.	Investment Risks

Concentration Risk

Concentration risk results from maintaining exposure to a limited number of issuers, industries, market sectors, countries or geographical regions. The risk of concentrating investments is that a ProFund VP will be more susceptible to risks associated with that concentration than a ProFund VP that is more diversified. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual company that constitutes a significant portion of that ProFund VP’s benchmark index. Such a ProFund VP will be more susceptible to the risks associated with that specific company, which may be different from the risks generally associated with the companies contained in the index. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as the index or security underlying its benchmark and to the extent permitted by applicable regulatory guidance. Additionally, certain ProFund VPs that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedules of Portfolio Investments include information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

A number of factors may affect a ProFund VP’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a ProFund VP will achieve a high degree of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards. A ProFund VP may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index. In addition, a ProFund VP may invest in securities or financial instruments not included in the index underlying its benchmark. A ProFund VP may be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or under-exposed to its benchmark. Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the ProFund VPs’ ability to meet their daily investment objective on that day. Each ProFund VP seeks to rebalance its portfolio daily to keep leverage consistent with each ProFund VP’s daily investment objective.

Certain ProFunds VP are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day. These ProFunds VP are subject to all of the correlation risks described above. In addition, there is a special form of correlation risk that derives from these ProFund VPs’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a ProFund VP to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses. In general, given a particular index return, increased volatility of the index will cause a decrease in the performance relative to the index performance times the stated fund multiple.

Counterparty Risk

The ProFunds VP will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the ProFunds VP. The ProFunds VP structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFunds VP typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality.

Leverage Risk

Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. Swap agreements, borrowing, futures contracts, forward contracts, options and short sales, all may be used to create leverage. While only certain ProFunds VP employ leverage to the extent that the ProFund VPs’ exposure to the markets exceed the net assets of the ProFund VP, all of the non-money market ProFunds VP may use leveraged investment techniques to achieve its investment objective.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent fair

192

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

market value in the judgment of the Advisor. This may prevent a ProFund VP from limiting losses, realizing gains or from achieving a high correlation or inverse correlation with its underlying benchmark.

Please refer to the Prospectus and the Statement of Additional Information, which is unaudited, for additional description of the risks associated with the ProFunds VP, including graphs which illustrate the impact of leverage and index volatility on Fund performance.

6.	Federal Income Tax Information

As of the tax year end of December 31, 2009, the following ProFunds VP had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/11	12/31/12	12/31/13	12/31/14	12/31/15	12/31/16	12/31/17	Total

ProFund VP Bull	$—	$—	$—	$—	$—	$9,247,517	$—	$9,247,517
ProFund VP Small-Cap	—	—	—	—	—	—	85,570	85,570
ProFund VP NASDAQ-100	—	—	—	3,476,760	—	5,034,444	—	8,511,204
ProFund VP Small-Cap Value	—	—	—	—	—	8,197,734	3,907,712	12,105,446
ProFund VP Asia 30	—	—	—	—	—	—	660,774	660,774
ProFund VP Europe 30	—	—	—	—	—	—	3,481,257	3,481,257
ProFund VP Japan	—	—	—	1,757,204	5,078,522	7,199,827	—	14,035,553
ProFund VP UltraSmall-Cap	—	—	7,014,336	—	4,786,322	13,748,864	—	25,549,522
ProFund VP Short Small-Cap	—	—	—	509,147	2,926,942	—	10,167,878	13,603,967
ProFund VP Short NASDAQ-100	10,861,864	17,059,717	2,225,939	3,507,939	5,450,519	—	11,760,242	50,866,220
ProFund VP Short International	—	—	—	—	—	—	1,848,830	1,848,830
ProFund VP Short Emerging Markets	—	—	—	—	—	21,234	1,913,442	1,934,676
ProFund VP Basic Materials	—	—	—	142,609	—	12,512,598	647,115	13,302,322
ProFund VP Consumer Services	—	—	172,236	—	—	397,048	301,213	870,497
ProFund VP Financials	—	—	—	—	—	6,088,475	3,025,224	9,113,699
ProFund VP Oil & Gas	—	—	—	—	—	—	1,504,513	1,504,513
ProFund VP Pharmaceuticals	707,889	938,481	1,453,587	424,035	—	1,085,194	3,852,304	8,461,490
ProFund VP Precious Metals	—	—	—	—	—	28,501,617	—	28,501,617
ProFund VP Telecommunications	—	—	—	—	—	4,673,454	1,865,774	6,539,228
ProFund VP Utilities	—	—	—	—	—	671,740	1,350,225	2,021,965
ProFund VP U.S. Government Plus	—	—	—	—	—	—	20,818,539	20,818,539
ProFund VP Falling U.S. Dollar	—	—	—	—	—	2,002,567	—	2,002,567

As of the tax year end of December 31, 2009, the following ProFunds VP had additional net capital loss carryforwards that may be available to offset future net capital gains, if any. The amount of these losses that may be utilized are limited as a result of a prior year ownership change of the insurance company that issues the variable annuity contracts for which the ProFunds VP are investment options. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains which were offset will not be distributed to shareholders:

	Expires	Expires	Expires	Expires	Expires	Expires	Expires
	12/31/10	12/31/11	12/31/12	12/31/13	12/31/15	12/31/16	12/31/17	Total

ProFund VP Mid-Cap	$—	$—	$—	$—	$61,060	$1,183,166	$—	$1,244,226
ProFund VP Small-Cap	—	—	—	—	—	—	425,053	425,053
ProFund VP NASDAQ-100	4,633,599	1,424,903	6,628,365	—	—	—	—	12,686,867
ProFund VP Europe 30	6,933,404	3,450,241	3,425,937	—	—	—	—	13,809,582
ProFund VP Japan	67,341	92,208	—	—	—	—	—	159,549
ProFund VP UltraSmall-Cap	5,012,717	—	—	—	—	—	—	5,012,717
ProFund VP Short Small-Cap	—	369	—	—	—	—	—	369
ProFund VP Short NASDAQ-100	—	1,426,502	—	—	—	—	—	1,426,502
ProFund VP Short Emerging Markets	—	—	—	—	56,890	34,458	—	91,348
ProFund VP Basic Materials	376,680	125,560	—	—	—	—	—	502,240
ProFund VP Consumer Services	701,646	24,850	—	—	—	—	—	726,496
ProFund VP Financials	578,912	945,462	—	—	—	—	—	1,524,374
ProFund VP Oil & Gas	1,712,692	506,983	—	506,983	—	—	—	2,726,658
ProFund VP Pharmaceuticals	—	354,345	—	—	—	—	—	354,345
ProFund VP Precious Metals	794,536	764,478	—	—	—	—	—	1,559,014
ProFund VP Telecommunications	1,144,572	381,524	—	—	—	—	—	1,526,096
ProFund VP Utilities	2,194,179	731,393	226,080	—	—	—	—	3,151,652

193

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

The tax character of dividends paid to shareholders during the tax year ended December 31, 2009 were as follows:

		Net			Total
	Ordinary	Long-Term	Total Taxable	Return of	Distributions
	Income	Gains	Distributions	Capital	Paid

ProFund VP Bull	$686,731	$—	$686,731	$—	$686,731
ProFund VP Small-Cap Value	81,880	—	81,880	—	81,880
ProFund VP Asia 30	869,798	11,623,305	12,493,103	—	12,493,103
ProFund VP Europe 30	1,427,460	—	1,427,460	—	1,427,460
ProFund VP International	2,274	—	2,274	—	2,274
ProFund VP Emerging Markets	20,311	—	20,311	—	20,311
ProFund VP Japan	65,646	—	65,646	—	65,646
ProFund VP UltraSmall-Cap	17,817	—	17,817	—	17,817
ProFund VP Short Small-Cap	120,502	—	120,502	—	120,502
ProFund VP Short NASDAQ-100	112,025	—	112,025	—	112,025
ProFund VP Short International	368,411	—	368,411	—	368,411
ProFund VP Basic Materials	266,272	—	266,272	—	266,272
ProFund VP Financials	487,543	—	487,543	—	487,543
ProFund VP Oil & Gas	—	9,120,883	9,120,883	—	9,120,883
ProFund VP Pharmaceuticals	226,653	—	226,653	—	226,653
ProFund VP Precious Metals	974,226	—	974,226	—	974,226
ProFund VP Telecommunications	423,510	—	423,510	—	423,510
ProFund VP Utilities	1,254,992	—	1,254,992	—	1,254,992
ProFund VP U.S. Government Plus	23,651,729	704,434	24,356,163	30,119	24,386,282
ProFund VP Falling U.S. Dollar	58,271	—	58,271	—	58,271
ProFund VP Money Market	90,479	—	90,479	—	90,479

The tax character of dividends paid to shareholders during the tax year ended December 31, 2008, were as follows:

					Total
			Ordinary	Net Long-Term	Distributions
			Income	Gains	Paid

ProFund VP Bull			$—	$1,550,179	$1,550,179
ProFund VP Mid-Cap			8,867	—	8,867
ProFund VP Small-Cap			1,419,150	4,019,405	5,438,555
ProFund VP Small-Cap Value			—	3,171,170	3,171,170
ProFund VP Asia 30			8,396,296	2,024,237	10,420,533
ProFund VP Europe 30			3,563,363	6,878,092	10,441,455
ProFund VP International			18,878	—	18,878
ProFund VP Emerging Markets			56,841	—	56,841
ProFund VP Japan			1,770,821	—	1,770,821
ProFund VP UltraSmall-Cap			261,358	—	261,358
ProFund VP Short Small-Cap			1,095,474	—	1,095,474
ProFund VP Short NASDAQ-100			1,032,789	—	1,032,789
ProFund VP Short International			1,891	—	1,891
ProFund VP Short Emerging Markets			1,800	—	1,800
ProFund VP Basic Materials			252,811	—	252,811
ProFund VP Financials			353,453	—	353,453
ProFund VP Oil & Gas			1,331,546	8,149,659	9,481,205
ProFund VP Pharmaceuticals			240,807	—	240,807
ProFund VP Precious Metals			13,399,391	—	13,399,391
ProFund VP Telecommunications			2,814,578	2,955,811	5,770,389
ProFund VP Utilities			1,582,797	1,576,054	3,158,851
ProFund VP U.S. Government Plus			1,693,910	—	1,693,910
ProFund VP Falling U.S. Dollar			6,941	3,588	10,529
ProFund VP Money Market			2,089,165	—	2,089,165

194

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

As of the tax year ended December 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:
						Total
	Undistributed	Undistributed		Accumulated	Unrealized	Accumulated
	Ordinary	Long Term	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Payable	Other Losses	(Depreciation)	(Deficit)

ProFund VP Bull	$135,672	$—	$—	$(9,247,517)	$11,193,913	$2,082,068
ProFund VP Mid-Cap	575,549	357,615	—	(1,244,226)	(74,884)	(385,946)
ProFund VP Small-Cap	—	—	—	(510,623)	19,215	(491,408)
ProFund VP NASDAQ-100	—	—	—	(21,198,071)	11,698,785	(9,499,286)
ProFund VP Small-Cap Value	52,497	—	—	(12,105,446)	(2,530,945)	(14,583,894)
ProFund VP Asia 30	72,405	—	—	(660,774)	28,245,230	27,656,861
ProFund VP Europe 30	652,355	—	—	(17,290,839)	4,541,018	(12,097,466)
ProFund VP International	—	672,301	—	—	(61,588)	610,713
ProFund VP Emerging Markets	709,168	—	—	—	551,198	1,260,366
ProFund VP Japan	—	—	—	(14,195,102)	—	(14,195,102)
ProFund VP UltraSmall-Cap	—	—	—	(30,562,239)	1,089,986	(29,472,253)
ProFund VP Short Small-Cap	—	—	—	(13,604,336)	146,177	(13,458,159)
ProFund VP Short NASDAQ-100	—	—	—	(52,292,722)	103,473	(52,189,249)
ProFund VP Short International	—	—	—	(1,848,830)	12,354	(1,836,476)
ProFund VP Short Emerging Markets	—	—	—	(2,026,024)	(3,813)	(2,029,837)
ProFund VP Basic Materials	336,513	—	—	(13,804,562)	921,827	(12,546,222)
ProFund VP Consumer Services	—	—	—	(1,596,993)	434,914	(1,162,079)
ProFund VP Financials	88,722	—	—	(10,638,073)	(4,317,073)	(14,866,424)
ProFund VP Oil & Gas	304,297	—	—	(4,231,171)	26,019,823	22,092,949
ProFund VP Pharmaceuticals	399,470	—	—	(8,815,835)	(388,797)	(8,805,162)
ProFund VP Precious Metals	—	—	—	(30,060,631)	(2,665,631)	(32,726,262)
ProFund VP Telecommunications	452,783	—	—	(8,065,324)	(385,244)	(7,997,785)
ProFund VP Utilities	856,502	—	—	(5,173,617)	5,658,113	1,340,998
ProFund VP U.S. Government Plus	—	—	—	(20,818,539)	(1,693,590)	(22,512,129)
ProFund VP Falling U.S. Dollar	—	—	—	(2,002,567)	—	(2,002,567)
ProFund VP Money Market	—	—	—	—	—	—

At December 31, 2009, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Tax	Tax	Net Unrealized
				Unrealized	Unrealized	Appreciation
			Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Bull			$95,554,563	$26,953,885	$(15,572,376)	$11,381,509
ProFund VP Mid-Cap			11,320,000	—	—	—
ProFund VP Small-Cap			4,456,238	97,394	(24,833)	72,561
ProFund VP NASDAQ-100			41,862,151	18,894,825	(7,075,795)	11,819,030
ProFund VP Small-Cap Value			23,805,464	5,587,445	(8,118,390)	(2,530,945)
ProFund VP Asia 30			89,260,481	47,032,302	(18,787,072)	28,245,230
ProFund VP Europe 30			57,745,727	16,138,590	(11,597,572)	4,541,018
ProFund VP International			12,357,000	—	—	—
ProFund VP Emerging Markets			34,358,925	526,055	(70,718)	455,337
ProFund VP Japan			12,274,000	—	—	—
ProFund VP UltraSmall-Cap			20,900,977	1,812,754	(305,498)	1,507,256
ProFund VP Short Small-Cap			14,614,000	—	—	—
ProFund VP Short NASDAQ-100			12,063,000	—	—	—
ProFund VP Short International			2,134,000	—	—	—
ProFund VP Short Emerging Markets			1,084,000	—	—	—
ProFund VP Basic Materials			71,192,510	22,141,520	(21,219,693)	921,827
ProFund VP Consumer Services			6,027,449	1,192,875	(757,961)	434,914
ProFund VP Financials			31,765,245	10,762,965	(15,080,038)	(4,317,073)
ProFund VP Oil & Gas			55,643,800	38,086,952	(12,067,129)	26,019,823

195

PROFUNDS VP

Notes to Financial Statements (continued)
December 31, 2009

		Tax	Tax	Net Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)

ProFund VP Pharmaceuticals	$10,275,876	$1,781,027	$(2,168,834)	$(387,807)
ProFund VP Precious Metals	134,755,375	—	(1,508)	(1,508)
ProFund VP Telecommunications	8,426,165	1,387,346	(1,771,450)	(384,104)
ProFund VP Utilities	32,851,481	10,748,378	(5,090,265)	5,658,113
ProFund VP U.S. Government Plus	43,109,313	29,867	(1,342,930)	(1,313,063)
ProFund VP Falling U.S. Dollar	2,018,000	—	—	—
ProFund VP Money Market	222,390,000	—	—	—

7.	Transactions with Lehman Brothers Holdings, Inc.

On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the ProFunds VP transacted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions. All derivatives transactions with Lehman were terminated prior to September 15, 2008, but certain settlement payments relating to such transactions were not due to be made until on or after September 15. Settlement of these transactions was delayed due to Lehman’s bankruptcy proceedings.

There were no, and continue to be no, outstanding balances due from Lehman to the VP ProFunds. The outstanding swap agreement balances due to Lehman as of December 31, 2009 are included in “Payable for closed swap positions” on the Statements of Assets and Liabilities. The outstanding forward currency contract balances due to Lehman are included in “Payable for closed forward currency contracts” on the Statement of Assets and Liabilities.

As of December 31, 2009, the ProFunds’ VP custodian held fund assets in a tri-party repurchase agreement which fully collateralized each ProFund VP’s obligations to Lehman under these closed derivative transactions. The amount of collateral pledged to Lehman pursuant to the tri-party custody agreement is included as part of the aggregate amount of collateral held in a segregated account for the benefit of the derivative counterparties as denoted in the applicable ProFunds’ VP Schedule of Portfolio Investments.

On January 13, 2010, certain of the balances due to Lehman were paid by the respective ProFund VP and related collateral was relieved.

8.	Participation in the U.S. Department of Treasury’s Guarantee Program for Money Market Funds

The ProFund VP Money Market participated in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”) which expired on September 18, 2009. Amounts expensed during the year ended December 31, 2009 are reflected in the Statement of Operations as “Treasury Guarantee Program fees”.

196

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of ProFunds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the ProFund VP Bull, ProFund VP Mid-Cap, ProFund VP Small-Cap, ProFund VP NASDAQ-100, ProFund VP Small-Cap Value, ProFund VP Asia 30, ProFund VP Europe 30, ProFund VP International, ProFund VP Emerging Markets, ProFund VP Japan, ProFund VP UltraSmall-Cap, ProFund VP Short Small-Cap, ProFund VP Short NASDAQ-100, ProFund VP Short International, ProFund VP Short Emerging Markets, ProFund VP Basic Materials, ProFund VP Consumer Services, ProFund VP Financials, ProFund VP Oil & Gas, ProFund VP Pharmaceuticals, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Utilities, ProFund VP U.S. Government Plus, ProFund VP Falling U.S. Dollar and ProFund VP Money Market (twenty-six of the portfolios that are part of ProFunds, hereafter collectively referred to as the “Funds”) at December 31, 2009, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Columbus, Ohio
February 26, 2010

197

PROFUNDS VP

Additional Tax Information (unaudited)

For corporate shareholders, the following percentage of the total ordinary income dividends paid during the fiscal year ended December 31, 2009, qualify for the corporate dividends received deduction for the following Funds:

Dividends
Received
Deduction

ProFund VP Bull	100.00%
ProFund VP Small-Cap Value	100.00%
ProFund VP Europe 30	15.90%
ProFund VP UltraSmall-Cap	100.00%
ProFund VP Basic Materials	100.00%
ProFund VP Financials	100.00%
ProFund VP Pharmaceuticals	100.00%
ProFund VP Telecommunications	100.00%
ProFund VP Utilities	100.00%

For the fiscal year ended December 31, 2009, the amount of long-term capital gain designated by the Funds were as follows:

Long-Term
Capital Gain

ProFund VP Asia 30	$11,623,305
ProFund VP Oil & Gas	9,120,883
ProFund VP U.S. Government Plus	704,434

For the fiscal year ended December 31, 2009, the amount of short-term capital gain designated by the Funds were as follows:

Short-Term
Capital Gain

ProFund VP Short International	$368,539
ProFund VP U.S. Government Plus	23,543,002

198

PROFUNDS VP

Board Approval of Investment Advisory Agreement
December 31, 2009
(unaudited)

At a meeting held on September 10, 2009, the Board of Trustees (the “Board”), including the trustees who are not “interested persons” as defined in the 1940 Act (the “Independent Trustees”), unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust on behalf of each Fund and ProFund Advisors LLC (the “Advisor”). In determining whether to approve the Advisory Agreement on behalf of each Fund, the Board requested information, and the Advisor provided information, that the Board and the Advisor, respectively, believed to be reasonably necessary to evaluate the Advisory Agreement, including: (i) detailed information about the advisory services provided by the Advisor; (ii) the Advisor’s Form ADV; (iii) biographies of employees primarily responsible for providing investment advisory services; (iv) information regarding each component of contractual fee rates and actual fee rates for the prior fiscal year; (v) information regarding advisory fees earned versus advisory fees waived for previous periods; (vi) performance information for prior periods; (vii) comparative industry fee data; (viii) information about fees and other amounts received by the Advisor and its affiliates for non-advisory services; (ix) information regarding trade allocation and best execution; and (x) information about the financial condition of the Advisor. The Board also received information regarding the Advisor’s practices in monitoring each Fund’s compliance with regulatory requirements and Trust procedures. The Board evaluated this information, and was advised by independent legal counsel with respect to its deliberations. In addition, the Board considered matters bearing on the Funds and their investment advisory, administration and distribution arrangements at their regular meetings throughout the year, including the Funds’ investment results and performance data.

In its deliberations, the Board did not identify any single factor as all-important or controlling and individual Trustees did not necessarily attribute the same weight or importance to each factor. Furthermore, the Board’s conclusions may be based, in part, on their consideration of the relevant arrangements during the course of the year and in prior years. The Board evaluated all information available to it on a fund-by-fund basis, and their determinations were made separately in respect of each Fund.

The Board, including the Independent Trustees, determined that the terms of the Advisory Agreement were fair and reasonable and in the best interests of shareholders and should be approved. The Board took note of all the information that had been provided and considered all of the factors relevant, none of which was considered dispositive by itself, including: (i) the nature, extent, and quality of the services to be provided to each Fund by the Advisor; (ii) the costs of the services provided and the profits to be realized by the Advisor from the relationship with the Funds; (iii) the investment performance of the Funds; (iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders.

Nature, Quality and Extent of the Advisor’s Services

The Board reviewed the nature, quality and extent of the investment advisory services of the Advisor, and concluded that the services provided by the Advisor were of high quality. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively, which may not be present at other investment advisory organizations. The Board noted the special skills needed to manage each Fund. The Board also considered the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives. The Board considered the size and experience of the Advisor’s portfolio staff and the Advisor’s ability to recruit, train and retain personnel with relevant experience. The Board considered the structure of the portfolio staff compensation program and whether it provides appropriate incentives. The Board also considered information concerning how the Advisor allocates transactions for the Funds. The Board also reviewed the Advisor’s compliance program and discussed it with the Funds’ Chief Compliance Officer. The Board considered, with respect to each Fund, the Advisor’s success in achieving the investment objectives of each Fund. The Board also considered the financial condition of the Advisor, which they found to be sound based upon a review of financial information and discussions with officers of the Advisor.

Based upon its review, the Board concluded that, with respect to each Fund, the investment advisory services provided by the Advisor were of high quality, that the Advisor successfully achieved the investment goals of the Fund, and that the Advisor’s services benefited the Fund’s shareholders, particularly in light of the nature of the Fund and the services required to support it.

Comparison of Advisory Services and Fees

The Board considered the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided, the costs of these services and the comparability of the fees paid by other investment companies, including investment companies offering services similar in nature and extent to the Funds. The Board noted the difficulty of obtaining precise information comparing the fees charged by other investment advisors because there were few fund complexes whose funds have substantially similar investment goals, investment styles and operations. Notwithstanding, the Board found the comparative information provided by the Advisor to be useful in its evaluation of the reasonableness of the Advisor’s fees.

199

PROFUNDS VP

Board Approval of Investment Advisory Agreement (continued)
December 31, 2009
(unaudited)

The Board considered the contractual advisory fee rate paid by each Fund to the Advisor by comparing that rate to information prepared by Lipper, Inc. (“Lipper”) concerning management fee rates paid by other funds in the same Lipper category as each Fund. The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund and considered the net advisory fee rate after taking waivers and reimbursements into account. The Board recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds.

Costs of Services to be Provided and Profits to be Realized by the Advisor

The Board also considered the significant drivers of cost (leverage, intellectual capital (trading, tax, regulatory), daily portfolio rebalancing, entrepreneurial risk) and also examined the costs to investors to achieve on their own the objectives of the Funds, noting that it would be more expensive or impossible to do so. The Board considered the profitability to the Advisor of its management of each of the Funds. The Board recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular advisor, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the fact that publicly-traded fund managers’ operating profits and net income are net of distribution and marketing expenses. Based on its review, the Board concluded that the profitability to the Advisor of the Advisory Agreement was not unreasonable in light of the services and benefits provided to each Fund.

Investment Performance of the Funds and the Advisor

The Board considered relative performance and expense information for the Funds. The Board considered total return performance information relating to each Fund for the 3-month, 6-month, 1-year, 3-year and since inception periods ended June 30, 2009.The Board also considered total return performance information prepared by Lipper with respect to funds with the same Lipper investment classification and objective for the 3 and 6-month periods and the 1, 3 and 5-year periods ended June 30, 2009. The Board focused on each Fund’s performance against its benchmark and considered the performance information provided for the Funds at regular Board meetings by the Advisor.

The Board also considered the Advisor’s non-advisory services, including those performed under a separate Management Services Agreement. The Board considered indirect, or “fall-out,” benefits, if any, that the Advisor derived from its relationship to the Funds. The Board considered that ProFund Distributors, Inc., a wholly-owned subsidiary of the Advisor (“PDI”), earns fees from the Funds for providing services under a Distribution and Shareholder Services Plan.

Economies of Scale

The Board also discussed with representatives of the Advisor potential economies of scale, and how and when shareholders might benefit from economies of scale. The Board considered that effective January 1, 2008, subject to the condition that the aggregate daily net assets of the Trust and the Access One trust be equal to or greater than $10 billion, the Advisor has agreed to reduce each Fund’s annual investment advisory fee by 0.025% on assets in excess of $500 million up to $1 billion, 0.05% on assets in excess of $1 billion up to $2 billion and 0.075% on assets in excess of $2 billion.

Conclusions

The Board, including the Independent Trustees, concluded that, with respect to each Fund, the investment advisory fees and other compensation payable by the Fund to the Advisor were reasonable in relation to the nature and the quality of the services provided by the Advisor and that the continuation of the investment advisory agreements was in the best interests of the shareholders of the Fund. The Board indicated to the Advisor that it will consider and evaluate on an ongoing basis potential economies of scale and how shareholders might benefit from those economies of scale.

200

PROFUNDS VP

Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the Hypothetical Expense table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect separate accounts or insurance contract fees and charges. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at July 1, 2009 and held for the entire period from July 1, 2009 through December 31, 2009.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Bull	$1,000.00	$1,218.30	$9.39	1.68%
ProFund VP Mid-Cap	1,000.00	1,245.50	9.51	1.68%
ProFund VP Small-Cap	1,000.00	1,243.90	9.50	1.68%
ProFund VP NASDAQ-100	1,000.00	1,251.30	9.53	1.68%
ProFund VP Small-Cap Value	1,000.00	1,241.30	9.49	1.68%
ProFund VP Asia 30	1,000.00	1,200.60	9.37	1.69%
ProFund VP Europe 30	1,000.00	1,235.20	9.47	1.68%
ProFund VP International	1,000.00	1,207.90	9.35	1.68%
ProFund VP Emerging Markets	1,000.00	1,282.00	9.66	1.68%
ProFund VP Japan	1,000.00	1,046.80	8.67	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,498.20	10.58	1.68%
ProFund VP Short Small-Cap	1,000.00	779.20	7.53	1.68%
ProFund VP Short NASDAQ-100	1,000.00	772.40	7.51	1.68%
ProFund VP Short International	1,000.00	794.90	7.60	1.68%
ProFund VP Short Emerging Markets	1,000.00	736.00	7.35	1.68%
ProFund VP Basic Materials	1,000.00	1,380.40	10.08	1.68%
ProFund VP Consumer Services	1,000.00	1,251.50	9.53	1.68%
ProFund VP Financials	1,000.00	1,215.40	9.38	1.68%
ProFund VP Oil & Gas	1,000.00	1,150.90	9.11	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,204.80	9.34	1.68%
ProFund VP Precious Metals	1,000.00	1,199.80	9.32	1.68%
ProFund VP Telecommunications	1,000.00	1,119.60	8.98	1.68%
ProFund VP Utilities	1,000.00	1,131.90	9.03	1.68%
ProFund VP U.S. Government Plus	1,000.00	951.70	6.79	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,023.30	7.55	1.48%
ProFund VP Money Market	1,000.00	1,000.10	0.20	0.04%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

201

PROFUNDS VP

Expense Examples (continued) (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	7/1/09	12/31/09	7/1/09 - 12/31/09	7/1/09 - 12/31/09

ProFund VP Bull	$1,000.00	$1,016.74	$8.54	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.74	8.54	1.68%
ProFund VP Asia 30	1,000.00	1,016.69	8.59	1.69%
ProFund VP Europe 30	1,000.00	1,016.74	8.54	1.68%
ProFund VP International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Japan	1,000.00	1,016.74	8.54	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short International	1,000.00	1,016.74	8.54	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.74	8.54	1.68%
ProFund VP Basic Materials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Consumer Services	1,000.00	1,016.74	8.54	1.68%
ProFund VP Financials	1,000.00	1,016.74	8.54	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.74	8.54	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Precious Metals	1,000.00	1,016.74	8.54	1.68%
ProFund VP Telecommunications	1,000.00	1,016.74	8.54	1.68%
ProFund VP Utilities	1,000.00	1,016.74	8.54	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,018.25	7.02	1.38%
ProFund VP Falling U.S. Dollar	1,000.00	1,017.74	7.53	1.48%
ProFund VP Money Market	1,000.00	1,025.00	0.20	0.04%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

202

PROFUNDS VP

Trustees and Officers (unaudited)

Name, Address, and Birth Date	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Operational Portfolios in Fund Complex Overseen by Trustee*	Other Directorship Held by Trustee

Independent Trustees
Russell S. Reynolds, III	Trustee	Indefinite;	RSR Partners, Inc.	ProFunds (112);	RSR
c/o ProFunds		October 1997	(Executive Recruitment):	Access One	Partners, Inc.
7501 Wisconsin Avenue,		to present	Managing Director (May 2007	Trust (3);
Suite 1000			to present); Directorship	ProShares
Bethesda, MD 20814			Search Group, Inc. (Executive	Trust (78)
Birth Date: 7/57			Recruitment): President
(May 2004 to May 2007).

Michael C. Wachs	Trustee	Indefinite;	Spring Mill Capital	ProFunds (112);	AMC
c/o ProFunds		October 1997	Management, LLC	Access One	Delancey
7501 Wisconsin Avenue,		to present	(Commercial Real Estate	Trust (3);	Group, Inc.
Suite 1000			Investment): Principal	ProShares
Bethesda, MD 20814			(August 2009 to Present);	Trust (78)
Birth Date: 10/61			AMC Delancey Group, Inc.
(Real Estate Development):
Executive Vice President
(January 2001 to August 2009).
Interested Trustee
Michael L. Sapir**	Trustee and	Indefinite;	Chief Executive Officer	ProFunds (112);	None
7501 Wisconsin Avenue,	Chairman	April 1997	of the Advisor (April 1997	Access One
Suite 1000	of the Board	to present	to present); ProShare	Trust (3);
Bethesda, MD 20814			Advisors LLC (November 2005	ProShares
Birth Date: 5/58			to present); ProShare	Trust (78)
Capital Management LLC
(June 2008 to present).

*	The “Fund Complex” consists of all registered investment companies advised by ProFund Advisors LLC, and ProShare Advisors LLC.
**	Mr. Sapir may be deemed to be an “interested person,” as defined by the 1940 Act, because of his employment with the Trust and his employment with and ownership interest in, the Advisor.

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Executive Officers
Louis M. Mayberg	President	Indefinite;	President of the Advisor
7501 Wisconsin Avenue,		February 2003 to present	(May 1997 to present);
Suite 1000			ProShare Advisors LLC
Bethesda, MD 20814			(November 2005 to present);
Birth Date: 8/62			ProShare Capital Management
LLC (June 2008 to present).

Victor M. Frye	Chief Compliance	Indefinite;	Counsel and Chief Compliance
7501 Wisconsin Avenue,	Officer	September 2004 to present	Officer of the Advisor
Suite 1000			(October 2002 to present);
Bethesda, MD 20814			Counsel and Chief Compliance
Birth Date: 10/58			Officer of ProShare Advisors
LLC (December 2004 to
present); Chief Compliance Officer
of the Distributor (March 2008
to April 2009).

203

PROFUNDS VP

Trustees and Officers (continued) (unaudited)

Name, Address, and Birth Date	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Amy R. Doberman	Chief Legal Officer	Indefinite;	General Counsel of the Advisor
7501 Wisconsin Avenue,	and Secretary	June 2009 to present	and ProShare Capital
Suite 1000			Management LLC (April 2009 to
Bethesda, MD 20814			present); Managing Director
Birth Date: 3/62			Morgan Stanley Investment
Management (July 2004 to
April 2009).
Jack P. Huntington	Assistant Secretary	Indefinite;	Vice President of Regulatory
100 Summer Street,		December 2008 to present	Administration, Citi Fund
Boston, MA 02110			Services Ohio, Inc.
Birth Date: 9/70			(September 2008 to present);
Senior Counsel, MetLife, Inc.
(October 2004 to
September 2008).
Christopher E. Sabato	Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		September 2009 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc., since 2006
Birth Date: 12/68			and had been employed by Citi
Fund Services Ohio, Inc. in
various other roles since 1993.
Martin R. Dean	Assistant Treasurer	Indefinite;	Senior Vice President, Fund
3435 Stelzer Road		March 2006 to present	Administration, Citi Fund
Columbus, OH 43219			Services Ohio, Inc.
Birth Date: 11/63			(September 1998 to present).

The Funds’ Statement of Additional Information includes additional information about the Funds’ Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

204

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P.O. Box 182800 Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 1-888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 1-888-776-3637; and on the Securities and Exchange Commission’s website at http://www.sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling toll-free 1-888-776-3637; and on the Commission’s website at http://www.sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

12/09

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	2008 $617,000
2009 $617,000

(b)	2008 $0
2009 $14,787

The fees for 2009 relate to the review of the semi-annual report to shareholders.

(c)	2008 $133,200
2009 $128,150

Fees for 2008 and 2009 relate to the preparation of the registrant’s tax returns.

(d)	2008 $0
2009 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee (“specific pre-approval”) or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee (“general pre-approval”). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally, any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)	(2) 2008 0%
2009 0%

(f)	Not applicable.

(g)	2008 $133,200
2009 $142,937

(h)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Not applicable.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          ProFunds

By (Signature and Title)*  /s/ Christopher E. Sabato
                                              Christopher E. Sabato, Treasurer and Principal Financial Officer

Date                   March 8, 2010

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Louis M. Mayberg
                                              Louis M. Mayberg, President and Principal Executive Officer

Date                   March 8, 2010

By (Signature and Title)*  /s/ Christopher E. Sabato
                                              Christopher E. Sabato, Treasurer and Principal Financial Officer

Date                  March 8, 2010

* Print the name and title of each signing officer under his or her signature.